UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04146

JOHN HANCOCK TRUST

---------------------------------------------------------

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805

-------------------------------------------------------------

(Address of principal executive offices) (Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805

------------------------------------------------------------------------------------------

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-2168

--------------

Date of fiscal year end: 12/31

------

Date of reporting period: 6/30/08	-------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared four semiannual reports to shareholders for the period ended June 30, 2008. The first report applies to 72 of the Registrant’s portfolios, the second report applies to 18 of the Registrant’s portfolios, the third report applies to 10 of the Registrant’s portfolios and the fourth report applies to 5 of the Registrant’s portfolios.

John Hancock Trust
President’s Message

To Our Shareholders:

The financial markets battled a laundry list of ills and produced negative results in the first half of 2008. The worst housing slump since the Great Depression, combined with a subprime mortgage-induced credit crunch, an anemic economy bordering on recession and skyrocketing oil prices that sparked inflation fears, sent the markets tumbling to the edge of bear market territory. For the six months ended June 30, 2008, the Standard & Poor’s 500 Index returned –11.91%, led down by financial stocks, which were the most severely impacted by the credit crisis. The pain was felt in financial markets around the world, amid inflation fears and the spillover effects of the U.S. credit mess.

Bonds held up better in the six-month period, as the Federal Reserve Board continued its aggressive rate-cutting program to help bolster the economy and stabilize the credit markets. For the first half of 2008, the Lehman Brothers U.S. Aggregate Index — a broad measure of bond market performance — returned 1.13%. But even bonds struggled in June, amid signs that the credit crisis was still with us and that inflation was a growing threat.

At such trying times as these, with negative sentiment abounding and markets on the decline, the impulse to flee is understandable. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Investing should be like a marathon, not a sprint. Working with your investment professional on your long-term plan is especially critical in turbulent times to avoid making emotional decisions.

Financial markets have always moved in cycles. While no one knows when it will occur, there will be an upturn and new leaders will emerge. If you try to time the markets, you could miss the move up. That’s why diversification and patience are considered more prudent strategies.

On a technical note, you may notice inside this report that we have replaced full detailed portfolio listings with shorter summary portfolios that list the top 50 issuers, an option allowed by the Securities and Exchange Commission (SEC). Full portfolio listings must still be filed with the SEC and made available to contract owners on request. We’ve heard from several shareholders asking if we could forgo the mailing entirely or at least lower the costs. Our move is in part a response to your comments, as well as being part of our regular ongoing efforts to keep portfolio costs down. We estimate the print and mail cost savings to the Trust to be approximately $700,000 per year.

Sincerely,

/s/ Keith F. Hartstein

Keith F. Hartstein
President and Chief Executive Officer

John Hancock Trust
Semiannual Report — Table of Contents

Shareholder Expense Example	5
Portfolio of Investments (See below for each Portfolio’s page #)	15
Statements of Assets and Liabilities	88
Statements of Operations	102
Statements of Changes in Net Assets	116
Financial Highlights	128
Notes to Financial Statements	157
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	212
Special Shareholder Meeting	242
For More Information	259

Portfolio	Portfolio of Investments
All Cap Core Trust	15
All Cap Growth Trust	16
All Cap Value Trust	17
American Asset Allocation Trust	18
American Blue Chip Income and Growth Trust	18
American Bond Trust	18
American Fundamental Holdings Trust	18
American Global Diversification Trust	19
American Global Growth Trust	19
American Global Small Capitalization Trust	19
American Growth Trust	19
American Growth-Income Trust	19
American High-Income Bond Trust	19
American International Trust	20
American New World Trust	20
Blue Chip Growth Trust	20
Capital Appreciation Trust	21
Capital Appreciation Value Trust	22
Classic Value Trust	24
Core Allocation Plus Trust	24
Core Equity Trust	26
Disciplined Diversification Trust	27
Emerging Growth Trust	28
Emerging Markets Value Trust	30
Emerging Small Company Trust	31
Equity-Income Trust	32
Financial Services Trust	34
Franklin Templeton Founding Allocation Trust	34
Fundamental Value Trust	34
Global Trust	35
Global Allocation Trust	37
Global Real Estate Trust	39
Growth Equity Trust	40
Health Sciences Trust	41
Income & Value Trust	42
International Core Trust	45
International Opportunities Trust	46
International Small Cap Trust	48
International Small Company Trust	49
International Value Trust	51
Large Cap Trust	52
Large Cap Value Trust	53
Managed Trust	54
Mid Cap Intersection Trust	56
Mid Cap Stock Trust	57
Mid Cap Value Trust	58
Mid Cap Value Equity Trust	59
Mid Value Trust	60
Mutual Shares Trust	61
Natural Resources Trust	63
Optimized All Cap Trust	64
Optimized Value Trust	65
Overseas Equity Trust	66
Pacific Rim Trust	67
Real Estate Equity Trust	69
Real Estate Securities Trust	69
Science & Technology Trust	70
Small Cap Trust	71
Small Cap Growth Trust	72
Small Cap Intrinsic Value Trust	73
Small Cap Opportunities Trust	74
Small Cap Value Trust	76
Small Company Trust	77
Small Company Growth Trust	78
Small Company Value Trust	79
U.S. Core Trust	80
U.S. Large Cap Trust	81
U.S. Multi Sector Trust	82
Utilities Trust	83
Value Trust	84
Value & Restructuring Trust	85
Vista Trust	86

John Hancock Trust
Shareholder Expense Example

As a shareholder of John Hancock Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of the American Portfolios and Franklin Templeton Founding Allocation Portfolio, in addition to the operating expenses that the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period[1] 1/1/2008– 6/30/2008	Annualized Expense Ratio
All Cap Core
Series I — Actual	$1000.00	$910.60	$4.04	0.85%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.60	4.27	0.85%
Series II — Actual	1000.00	910.00	4.99	1.05%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.60	5.27	1.05%
Series NAV — Actual	1000.00	910.70	3.80	0.80%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.90	4.02	0.80%
All Cap Growth
Series I — Actual	$1000.00	$888.30	$4.60	0.98%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.00	4.92	0.98%
Series II — Actual	1000.00	887.70	5.54	1.18%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.00	5.92	1.18%
Series NAV — Actual	1000.00	888.40	4.37	0.93%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.20	4.67	0.93%

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period[1] 1/1/2008– 6/30/2008	Annualized Expense Ratio
All Cap Value
Series I — Actual	$1000.00	$932.30	$4.66	0.97%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.00	4.87	0.97%
Series II — Actual	1000.00	931.70	5.62	1.17%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.00	5.87	1.17%
Series NAV — Actual	1000.00	932.30	4.42	0.92%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.30	4.62	0.92%
American Asset Allocation[2,6]
Series I — Actual	$1000.00	$966.70	$1.10	0.64%[9]
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.70	3.22	0.64%[9]
Series II — Actual	1000.00	933.80	3.75	0.78%[9]
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.00	3.92	0.78%[9]
Series III — Actual	1000.00	940.00	1.35	0.28%[9]
Series III — Hypothetical (5% of annualized return before expenses)	1000.00	1,023.50	1.41	0.28%[9]
American Blue Chip Income and Growth[2]
Series I — Actual	$1000.00	$847.00	$2.30	0.50%[9]
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,022.40	2.51	0.50%[9]
Series II — Actual	1000.00	846.70	2.89	0.63%[9]
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.70	3.17	0.63%[9]
Series III — Actual	1000.00	860.60	1.39	0.30%[9]
Series III — Hypothetical (5% of annualized return before expenses)	1000.00	1,023.40	1.51	0.30%[9]
American Bond[2]
Series I — Actual	$1000.00	$993.20	$2.33	0.47%[9]
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,022.50	2.36	0.47%[9]
Series II — Actual	1000.00	993.00	3.07	0.62%[9]
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.80	3.12	0.62%[9]
Series III — Actual	1000.00	990.40	1.44	0.29%[9]
Series III — Hypothetical (5% of annualized return before expenses)	1000.00	1,023.40	1.46	0.29%[9]
American Fundamental Holdings[2]
Series I — Actual	$1000.00	$933.20	$3.12	0.65%[9]
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.60	3.27	0.65%[9]
Series II — Actual	1000.00	932.40	3.80	0.79%[9]
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.90	3.97	0.79%[9]
Series III — Actual	1000.00	934.90	1.40	0.29%[9]
Series III — Hypothetical (5% of annualized return before expenses)	1000.00	1,023.40	1.46	0.29%[9]
American Global Diversification[2]
Series I — Actual	$1000.00	$924.50	$3.06	0.64%[9]
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.70	3.22	0.64%[9]
Series II — Actual	1000.00	924.50	3.78	0.79%[9]
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.90	3.97	0.79%[9]
Series III — Actual	1000.00	926.90	1.39	0.29%[9]
Series III — Hypothetical (5% of annualized return before expenses)	1000.00	1,023.40	1.46	0.29%[9]
American Global Growth[2]
Series II — Actual	$1000.00	$900.10	$3.68	0.78%[9]
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.00	3.92	0.78%[9]
Series III — Actual	1000.00	905.10	1.33	0.28%[9]
Series III — Hypothetical (5% of annualized return before expenses)	1000.00	1,023.50	1.41	0.28%[9]
American Global Small Capitalization[2]
Series II — Actual	$1000.00	$873.40	$3.63	0.78%[9]
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.00	3.92	0.78%[9]
Series III — Actual	1000.00	879.00	1.31	0.28%[9]
Series III — Hypothetical (5% of annualized return before expenses)	1000.00	1,023.50	1.41	0.28%[9]

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period[1] 1/1/2008– 6/30/2008	Annualized Expense Ratio
American Growth[2]
Series I — Actual	$1000.00	$921.00	$2.29	0.48%[9]
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,022.50	2.41	0.48%[9]
Series II — Actual	1000.00	920.50	2.96	0.62%[9]
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.80	3.12	0.62%[9]
Series III — Actual	1000.00	926.40	1.34	0.28%[9]
Series III — Hypothetical (5% of annualized return before expenses)	1000.00	1,023.50	1.41	0.28%[9]
American Growth-Income[2]
Series I — Actual	$1000.00	$887.20	$2.21	0.47%[9]
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,022.50	2.36	0.47%[9]
Series II — Actual	1000.00	886.50	2.91	0.62%[9]
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.80	3.12	0.62%[9]
Series III — Actual	1000.00	898.30	1.37	0.29%[9]
Series III — Hypothetical (5% of annualized return before expenses)	1000.00	1,023.40	1.46	0.29%[9]
American High Income Bond[2]
Series II — Actual	$1000.00	$981.50	$3.84	0.78%[9]
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.00	3.92	0.78%[9]
Series III — Actual	1000.00	984.10	1.38	0.28%[9]
Series III — Hypothetical (5% of annualized return before expenses)	1000.00	1,023.50	1.41	0.28%[9]
American International[2]
Series I — Actual	$1000.00	$880.30	$2.20	0.47%[9]
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,022.50	2.36	0.47%[9]
Series II — Actual	1000.00	879.90	2.90	0.62%[9]
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.80	3.12	0.62%[9]
Series III — Actual	1000.00	884.90	1.36	0.29%[9]
Series III — Hypothetical (5% of annualized return before expenses)	1000.00	1,023.40	1.46	0.29%[9]
American New World[2]
Series II — Actual	$1000.00	$910.60	$3.71	0.78%[9]
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.00	3.92	0.78%[9]
Series III — Actual	1000.00	915.80	1.38	0.29%[9]
Series III — Hypothetical (5% of annualized return before expenses)	1000.00	1,023.40	1.46	0.29%[9]
Blue Chip Growth
Series I — Actual	$1000.00	$891.50	$4.04	0.86%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.60	4.32	0.86%
Series II — Actual	1000.00	890.90	4.98	1.06%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.60	5.32	1.06%
Series NAV — Actual	1000.00	891.80	3.81	0.81%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.80	4.07	0.81%
Capital Appreciation
Series I — Actual	$1000.00	$910.90	$3.80	0.80%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.90	4.02	0.80%
Series II — Actual	1000.00	909.70	4.75	1.00%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.90	5.02	1.00%
Series NAV — Actual	1000.00	910.10	3.56	0.75%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.10	3.77	0.75%
Capital Appreciation Value[4]
Series I — Actual	$1000.00	$958.40	$3.07	1.82%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,015.80	9.12	1.82%
Series II — Actual	1000.00	957.60	3.44	2.04%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,014.70	10.22	2.04%
Series NAV — Actual	1000.00	958.40	2.98	1.77%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,016.10	8.87	1.77%

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period[1] 1/1/2008– 6/30/2008	Annualized Expense Ratio
Classic Value
Series I — Actual	$1000.00	$789.90	$4.32	0.97%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.00	4.87	0.97%
Series II — Actual	1000.00	789.70	5.21	1.17%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.00	5.87	1.17%
Series NAV — Actual	1000.00	790.90	4.10	0.92%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.30	4.62	0.92%
Core Allocation Plus[3]
Series I — Actual	$1000.00	$934.30	$7.18	1.51%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,017.40	7.57	1.51%
Series II — Actual	1000.00	933.40	8.22	1.73%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,016.30	8.67	1.73%
Series NAV — Actual	1000.00	934.50	6.90	1.45%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,017.70	7.27	1.45%
Core Equity
Series I — Actual	$1000.00	$721.60	$3.72	0.87%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.50	4.37	0.87%
Series II — Actual	1000.00	720.60	4.58	1.07%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.50	5.37	1.07%
Series NAV — Actual	1000.00	721.30	3.51	0.82%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.80	4.12	0.82%
Disciplined Diversification[4,6]
Series I — Actual	$1000.00	$952.00	$1.28	0.76%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.10	3.82	0.76%
Series II — Actual	1000.00	952.00	1.61	0.96%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.10	4.82	0.96%
Series NAV — Actual	1000.00	952.00	1.19	0.71%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.30	3.57	0.71%
Emerging Growth
Series I — Actual	$1000.00	$816.30	$4.65	1.03%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.70	5.17	1.03%
Series II — Actual	1000.00	815.80	5.55	1.23%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.70	6.17	1.23%
Series NAV — Actual	1000.00	816.60	4.43	0.98%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.00	4.92	0.98%
Emerging Markets Value
Series I — Actual	$1000.00	$872.30	$5.40	1.16%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.10	5.82	1.16%
Series NAV — Actual	1000.00	876.50	5.04	1.08%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.50	5.42	1.08%
Emerging Small Company
Series I — Actual	$1000.00	$866.50	$5.01	1.08%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.50	5.42	1.08%
Series II — Actual	1000.00	865.60	5.94	1.28%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.50	6.42	1.28%
Series NAV — Actual	1000.00	866.80	4.78	1.03%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.70	5.17	1.03%
Equity-Income
Series I — Actual	$1000.00	$864.80	$4.03	0.87%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.50	4.37	0.87%
Series II — Actual	1000.00	863.50	4.96	1.07%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.50	5.37	1.07%
Series NAV — Actual	1000.00	865.20	3.80	0.82%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.80	4.12	0.82%

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period[1] 1/1/2008– 6/30/2008	Annualized Expense Ratio
Financial Services
Series I — Actual	$1000.00	$798.60	$4.16	0.93%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.20	4.67	0.93%
Series II — Actual	1000.00	797.40	5.05	1.13%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.20	5.67	1.13%
Series NAV — Actual	1000.00	798.50	3.94	0.88%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.50	4.42	0.88%
Franklin Templeton Founding Allocation[7]
Series I — Actual	$1000.00	$955.30	$0.29	0.07%[9]
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,024.50	0.35	0.07%[9]
Series II — Actual	1000.00	884.80	1.27	0.27%[9]
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,023.50	1.36	0.27%[9]
Series NAV — Actual	1000.00	931.60	0.17	0.10%[9]
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,024.20	0.50	0.10%[9]
Fundamental Value
Series I — Actual	$1000.00	$892.30	$4.00	0.85%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.60	4.27	0.85%
Series II — Actual	1000.00	891.10	4.94	1.05%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.60	5.27	1.05%
Series NAV — Actual	1000.00	892.70	3.81	0.81%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.80	4.07	0.81%
Global
Series I — Actual	$1000.00	$858.70	$4.48	0.97%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.00	4.87	0.97%
Series II — Actual	1000.00	857.20	5.40	1.17%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.00	5.87	1.17%
Series NAV — Actual	1000.00	858.70	4.30	0.93%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.20	4.67	0.93%
Global Allocation
Series I — Actual	$1000.00	$925.90	$4.93	1.03%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.70	5.17	1.03%
Series II — Actual	1000.00	924.60	5.89	1.23%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.70	6.17	1.23%
Series NAV — Actual	1000.00	926.60	4.69	0.98%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.00	4.92	0.98%
Global Real Estate[5]
Series I — Actual	$1000.00	$855.40	$1.95	1.20%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.90	6.02	1.20%
Series NAV — Actual	1000.00	831.50	4.96	1.09%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.40	5.47	1.09%
Growth Equity[4]
Series NAV — Actual	$1000.00	$945.60	$1.38	0.81%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.80	4.07	0.81%
Health Sciences
Series I — Actual	$1000.00	$908.20	$5.41	1.14%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.20	5.72	1.14%
Series II — Actual	1000.00	907.60	6.36	1.34%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.20	6.72	1.34%
Series NAV — Actual	1000.00	909.00	5.17	1.09%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.40	5.47	1.09%

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period[1] 1/1/2008– 6/30/2008	Annualized Expense Ratio
Income & Value
Series I — Actual	$1000.00	$900.00	$4.39	0.93%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.20	4.67	0.93%
Series II — Actual	1000.00	900.00	5.34	1.13%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.20	5.67	1.13%
Series NAV — Actual	1000.00	900.10	4.16	0.88%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.50	4.42	0.88%
International Core
Series I — Actual	$1000.00	$904.70	$5.21	1.10%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.40	5.52	1.10%
Series II — Actual	1000.00	904.10	6.15	1.30%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.40	6.52	1.30%
Series NAV — Actual	1000.00	904.60	4.92	1.04%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.70	5.22	1.04%
International Opportunities
Series I — Actual	$1000.00	$869.60	$4.88	1.05%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.60	5.27	1.05%
Series II — Actual	1000.00	868.80	5.81	1.25%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.60	6.27	1.25%
Series NAV — Actual	1000.00	869.70	4.65	1.00%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.90	5.02	1.00%
International Small Cap
Series I — Actual	$1000.00	$876.10	$5.50	1.18%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.00	5.92	1.18%
Series II — Actual	1000.00	875.70	6.44	1.38%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.00	6.92	1.38%
Series NAV — Actual	1000.00	876.30	5.27	1.13%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.20	5.67	1.13%
International Small Company
Series NAV — Actual	$1000.00	$907.20	$5.12	1.08%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.50	5.42	1.08%
International Value
Series I — Actual	$1000.00	$862.30	$4.68	1.01%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.80	5.07	1.01%
Series II — Actual	1000.00	861.60	5.60	1.21%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.80	6.07	1.21%
Series NAV — Actual	1000.00	862.30	4.45	0.96%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.10	4.82	0.96%
Large Cap
Series I — Actual	$1000.00	$883.00	$3.70	0.79%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.90	3.97	0.79%
Series II — Actual	1000.00	881.90	4.63	0.99%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.90	4.97	0.99%
Series NAV — Actual	1000.00	882.70	3.46	0.74%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.20	3.72	0.74%
Large Cap Value
Series I — Actual	$1000.00	$887.00	$4.18	0.89%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.40	4.47	0.89%
Series II — Actual	1000.00	885.80	5.11	1.09%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.40	5.47	1.09%
Series NAV — Actual	1000.00	887.20	3.94	0.84%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.70	4.22	0.84%
Managed
Series NAV — Actual	$1000.00	$922.30	$3.54	0.74%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.20	3.72	0.74%

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period[1] 1/1/2008– 6/30/2008	Annualized Expense Ratio
Mid Cap Intersection
Series I — Actual	$1000.00	$960.50	$4.73	0.97%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.00	4.87	0.97%
Series II — Actual	1000.00	959.60	5.75	1.18%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.00	5.92	1.18%
Series NAV — Actual	1000.00	960.60	4.48	0.92%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.30	4.62	0.92%
Mid Cap Stock
Series I — Actual	$1000.00	$896.90	$4.39	0.93%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.20	4.67	0.93%
Series II — Actual	1000.00	895.50	5.33	1.13%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.20	5.67	1.13%
Series NAV — Actual	1000.00	896.60	4.15	0.88%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.50	4.42	0.88%
Mid Cap Value
Series I — Actual	$1000.00	$869.00	$4.46	0.96%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.10	4.82	0.96%
Series II — Actual	1000.00	868.80	5.39	1.16%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.10	5.82	1.16%
Series NAV — Actual	1000.00	869.60	4.23	0.91%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.30	4.57	0.91%
Mid Cap Value Equity
Series NAV — Actual	$1000.00	$894.00	$4.61	0.98%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.00	4.92	0.98%
Mid Value
Series I — Actual	$1000.00	$916.60	$5.05	1.06%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.60	5.32	1.06%
Series II — Actual	1000.00	916.20	6.00	1.26%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.60	6.32	1.26%
Series NAV — Actual	1000.00	916.60	4.81	1.01%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.80	5.07	1.01%
Mutual Shares[8]
Series I — Actual	$1000.00	$925.80	$4.53	1.11%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.30	5.57	1.11%
Series NAV — Actual	1000.00	846.90	4.87	1.06%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.60	5.32	1.06%
Natural Resources
Series I — Actual	$1000.00	$1,137.80	$5.95	1.12%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.30	5.62	1.12%
Series II — Actual	1000.00	1,136.50	7.01	1.32%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.30	6.62	1.32%
Series NAV — Actual	1000.00	1,137.70	5.69	1.07%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.50	5.37	1.07%
Optimized All Cap
Series I — Actual	$1000.00	$870.00	$3.91	0.84%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.70	4.22	0.84%
Series II — Actual	1000.00	869.70	4.74	1.02%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.80	5.12	1.02%
Series NAV — Actual	1000.00	869.80	3.30	0.71%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.30	3.57	0.71%

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period[1] 1/1/2008– 6/30/2008	Annualized Expense Ratio
Optimized Value
Series I — Actual	$1000.00	$862.80	$3.38	0.73%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.20	3.67	0.73%
Series II — Actual	1000.00	861.50	4.35	0.94%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.20	4.72	0.94%
Series NAV — Actual	1000.00	862.90	3.20	0.69%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.40	3.47	0.69%
Overseas Equity
Series I — Actual	$1000.00	$907.00	$5.59	1.18%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.00	5.92	1.18%
Series II — Actual	1000.00	906.50	6.54	1.38%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.00	6.92	1.38%
Series NAV — Actual	1000.00	907.50	5.36	1.13%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.20	5.67	1.13%
Pacific Rim
Series I — Actual	$1000.00	$903.50	$5.49	1.16%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.10	5.82	1.16%
Series II — Actual	1000.00	902.90	6.43	1.36%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.10	6.82	1.36%
Series NAV — Actual	1000.00	903.30	5.21	1.10%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.40	5.52	1.10%
Real Estate Equity
Series NAV — Actual	$1000.00	$957.90	$4.28	0.88%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.50	4.42	0.88%
Real Estate Securities
Series I — Actual	$1000.00	$967.80	$3.87	0.79%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.90	3.97	0.79%
Series II — Actual	1000.00	966.60	4.84	0.99%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.90	4.97	0.99%
Series NAV — Actual	1000.00	968.60	3.62	0.74%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,021.20	3.72	0.74%
Science & Technology
Series I — Actual	$1000.00	$888.20	$5.45	1.16%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.10	5.82	1.16%
Series II — Actual	1000.00	887.30	6.38	1.36%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.10	6.82	1.36%
Series NAV — Actual	1000.00	888.40	5.21	1.11%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.30	5.57	1.11%
Small Cap
Series I — Actual	$1000.00	$850.20	$4.46	0.97%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.00	4.87	0.97%
Series II — Actual	1000.00	849.20	5.38	1.17%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.00	5.87	1.17%
Series NAV — Actual	1000.00	850.40	4.23	0.92%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.30	4.62	0.92%
Small Cap Growth
Series I — Actual	$1000.00	$874.40	$5.50	1.18%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.00	5.92	1.18%
Series II — Actual	1000.00	873.40	6.43	1.38%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.00	6.92	1.38%
Series NAV — Actual	1000.00	874.60	5.27	1.13%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.20	5.67	1.13%

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period[1] 1/1/2008– 6/30/2008	Annualized Expense Ratio
Small Cap Intrinsic Value[10]
Series I — Actual	$1000.00	$968.80	$4.38	1.05%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.60	5.27	1.05%
Series NAV — Actual	1000.00	857.30	4.66	1.01%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.80	5.07	1.01%
Small Cap Opportunities
Series I — Actual	$1000.00	$853.90	$5.07	1.10%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.40	5.52	1.10%
Series II — Actual	1000.00	852.50	5.99	1.30%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.40	6.52	1.30%
Series NAV — Actual	1000.00	853.60	4.84	1.05%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.60	5.27	1.05%
Small Cap Value
Series I — Actual	$1000.00	$947.10	$5.62	1.16%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.10	5.82	1.16%
Series II — Actual	1000.00	946.00	6.58	1.36%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.10	6.82	1.36%
Series NAV — Actual	1000.00	947.10	5.37	1.11%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.30	5.57	1.11%
Small Company
Series I — Actual	$1000.00	$933.70	$6.73	1.40%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,017.90	7.02	1.40%
Series II — Actual	1000.00	933.00	7.64	1.59%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,017.00	7.97	1.59%
Series NAV — Actual	1000.00	933.80	6.49	1.35%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.20	6.77	1.35%
Small Company Growth
Series NAV — Actual	$1000.00	$894.40	$5.23	1.11%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.30	5.57	1.11%
Small Company Value
Series I — Actual	$1000.00	$996.30	$5.26	1.06%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.60	5.32	1.06%
Series II — Actual	1000.00	995.30	6.25	1.26%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.60	6.32	1.26%
Series NAV — Actual	1000.00	996.40	5.06	1.02%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.80	5.12	1.02%
U.S. Core
Series I — Actual	$1000.00	$880.40	$4.07	0.87%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.50	4.37	0.87%
Series II — Actual	1000.00	880.00	5.00	1.07%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.50	5.37	1.07%
Series NAV — Actual	1000.00	881.00	3.83	0.82%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.80	4.12	0.82%
U.S. Large Cap
Series I — Actual	$1000.00	$861.80	$4.26	0.92%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.30	4.62	0.92%
Series II — Actual	1000.00	860.50	5.18	1.12%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.30	5.62	1.12%
Series NAV — Actual	1000.00	861.60	4.03	0.87%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.50	4.37	0.87%
U.S. Multi Sector
Series NAV — Actual	$1000.00	$874.10	$3.73	0.80%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.90	4.02	0.80%

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period[1] 1/1/2008– 6/30/2008	Annualized Expense Ratio
Utilities
Series I — Actual	$1000.00	$979.30	$4.92	1.00%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.90	5.02	1.00%
Series II — Actual	1000.00	978.70	5.90	1.20%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,018.90	6.02	1.20%
Series NAV — Actual	1000.00	980.80	4.73	0.96%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.10	4.82	0.96%
Value
Series I — Actual	$1000.00	$862.20	$3.89	0.84%
Series I — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.70	4.22	0.84%
Series II — Actual	1000.00	861.20	4.81	1.04%
Series II — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.70	5.22	1.04%
Series NAV — Actual	1000.00	862.80	3.66	0.79%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.90	3.97	0.79%
Value & Restructuring
Series NAV — Actual	$1000.00	$998.50	$4.27	0.86%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,020.60	4.32	0.86%
Vista
Series NAV — Actual	$1000.00	$909.60	$4.75	1.00%
Series NAV — Hypothetical (5% of annualized return before expenses)	1000.00	1,019.90	5.02	1.00%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

[2]	Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds.

[3]	Portfolios commenced operations on January 2, 2008. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (180), and divided by 366 (to reflect the one-half year period).

[4]	Portfolios commenced operations on April 28, 2008. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (64), and divided by 366 (to reflect the one-half year period).

[5]	Portfolios commenced operations on April 25, 2008. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (66), and divided by 366 (to reflect the one-half year period).

[6]	American Asset Allocation Series I and Global Real Estates Series I commenced operations on April 28, 2008. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (64), and divided by 366 (to reflect the one-half year period).

[7]	Franklin Templeton Founding Allocation Series I and Series NAV commenced operations on January 28, 2008 and April 28, 2008. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (155 and 64), and divided by 366 (to reflect the one-half year period).

[8]	Mutual Shares Series I commenced operations on January 28, 2008. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (155), and divided by 366 (to reflect the one-half year period).

[9]	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	American Funds	Franklin Templeton Funding Allocation
6/30/2008	0.42% – 0.78%	0.93% – 1.06%

[10]	Small Cap Intrinsic Value Series I commenced operations on January 28, 2008. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (155), and divided by 366 (to reflect the one-half year period).

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

This section shows the funds’ 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the funds’ total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge. If you are an annuity contract owner call 1-800-344-1029. If you are a life insurance contract owner call 1-800-387-2747. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

All Cap Core Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 90.49%
Basic Materials - 4.89%
Eli Lilly & Company	339,600	$15,675,936	1.61%
Freeport-McMoRan Copper & Gold, Inc., Class B	79,900	9,363,481	0.96%
OTHER SECURITIES		22,532,002	2.32%
		47,571,419
Communications - 9.53%
AT&T, Inc.	422,900	14,247,501	1.46%
Comcast Corp., Class A	482,300	9,149,231	0.94%
DIRECTV Group, Inc. *	505,900	13,107,869	1.35%
Embarq Corp.	245,500	11,604,785	1.19%
Google, Inc., Class A *	18,900	9,949,338	1.02%
Verizon Communications, Inc.	531,700	18,822,180	1.94%
OTHER SECURITIES		15,845,838	1.63%
		92,726,742
Consumer, Cyclical - 7.11%
Autoliv, Inc.	202,500	9,440,550	0.97%
Best Buy Company, Inc.	214,100	8,478,360	0.88%
Wal-Mart Stores, Inc.	135,800	7,631,960	0.79%
Yum! Brands, Inc.	339,400	11,909,546	1.22%
OTHER SECURITIES		31,698,417	3.25%
		69,158,833
Consumer, Non-cyclical - 15.02%
Colgate-Palmolive Company	192,900	13,329,390	1.37%
Express Scripts, Inc. *	141,600	8,881,152	0.91%
Herbalife, Ltd.	207,900	8,056,125	0.83%
PepsiCo, Inc.	201,100	12,787,949	1.31%
Pfizer, Inc.	1,169,600	20,432,912	2.09%
Schering-Plough Corp.	468,700	9,228,703	0.95%
St. Jude Medical, Inc. *	286,300	11,703,944	1.20%
OTHER SECURITIES		61,748,830	6.36%
		146,169,005
Energy - 16.34%
Alpha Natural Resources, Inc. *	75,800	7,905,182	0.81%
Apache Corp.	91,900	12,774,100	1.31%
Chevron Corp.	264,900	26,259,537	2.71%
ConocoPhillips	225,700	21,303,823	2.19%
Exxon Mobil Corp.	213,600	18,824,568	1.93%
Hess Corp.	86,200	10,877,578	1.12%
Noble Energy, Inc.	77,100	7,753,176	0.80%
Occidental Petroleum Corp.	167,400	15,042,564	1.55%
Sunoco, Inc.	193,800	7,885,722	0.81%
Williams Companies, Inc.	341,500	13,765,865	1.41%
OTHER SECURITIES		$16,664,140	1.70%
		159,056,255
Financial - 11.28%
ACE, Ltd.	255,800	14,092,022	1.46%
Bank of New York Mellon Corp.	345,900	13,085,397	1.34%
Charles Schwab Corp.	517,300	10,625,342	1.09%
Northern Trust Corp.	150,400	10,312,928	1.06%
State Street Corp.	186,900	11,959,731	1.23%
OTHER SECURITIES		49,744,758	5.10%
		109,820,178
Industrial - 13.61%
AGCO Corp. *	160,300	8,401,323	0.86%
Brinks Company	126,700	8,288,714	0.85%
Burlington Northern Santa Fe Corp.	126,200	12,606,118	1.30%
Caterpillar, Inc.	182,200	13,450,004	1.38%
Flowserve Corp.	78,500	10,730,950	1.10%
Honeywell International, Inc.	267,800	13,464,984	1.39%
Owens-Illinois, Inc. *	186,200	7,762,678	0.80%
Parker-Hannifin Corp.	123,400	8,800,888	0.90%
Ryder Systems, Inc.	172,300	11,868,024	1.22%
OTHER SECURITIES		37,071,454	3.81%
		132,445,137
Technology - 10.72%
Apple, Inc. *	103,200	17,279,808	1.78%
Hewlett-Packard Company	412,100	18,218,941	1.86%
Lexmark International, Inc. *	261,400	8,738,602	0.90%
Microsoft Corp.	928,500	25,543,035	2.63%
Seagate Technology	466,400	8,922,232	0.92%
OTHER SECURITIES		25,596,574	2.63%
		104,299,192
Utilities - 1.99%		19,404,280	1.99%

TOTAL COMMON STOCKS (Cost $921,487,839)		$880,651,041
REPURCHASE AGREEMENTS - 8.69%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $84,606,230 on 07/01/2008, collateralized by $82,480,000 Federal National Mortgage Association, 5.125% due 07/13/2009 (valued at $86,294,700, including interest)
	84,602,000	84,602,000	8.69%

TOTAL REPURCHASE AGREEMENTS (Cost $84,602,000)		$84,602,000
SHORT TERM INVESTMENTS - 1.54%
U.S. Treasury Bills
zero coupon, due 07/17/2008	7,965,000	7,961,141	0.82%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

All Cap Core Trust (continued)
Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS (continued)
OTHER SECURITIES	$7,005,119	0.72%

TOTAL SHORT TERM INVESTMENTS (Cost $14,966,260)	$14,966,260
Total Investments (All Cap Core Trust) (Cost $1,021,056,099) - 100.72%	$980,219,301	100.72%
Liabilities in Excess of Other Assets - (0.72)%	(6,992,022)	(0.72)%
TOTAL NET ASSETS - 100.00%	$973,227,279	100.00%

All Cap Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.04%
Basic Materials - 9.70%
BHP Billiton, Ltd.	76,611	$3,209,464	1.01%
Monsanto Company	57,372	7,254,116	2.27%
Potash Corp. of Saskatchewan, Inc.	13,332	3,047,295	0.96%
Rio Tinto PLC	34,575	4,138,290	1.30%
The Mosaic Company *	43,915	6,354,501	2.00%
Xstrata PLC	58,769	4,710,453	1.48%
OTHER SECURITIES		2,164,844	0.68%
		30,878,963
Communications - 5.95%
Cisco Systems, Inc. *	224,904	5,231,267	1.64%
KDDI Corp.	531	3,280,463	1.03%
Nokia Oyj, SADR	135,384	3,316,909	1.05%
OTHER SECURITIES		7,112,048	2.23%
		18,940,687
Consumer, Cyclical - 1.57%		5,013,302	1.57%
Consumer, Non-cyclical - 28.25%
Accenture, Ltd., Class A	165,471	6,737,979	2.12%
Baxter International, Inc.	93,528	5,980,180	1.88%
Becton, Dickinson & Company	41,894	3,405,982	1.07%
Clorox Company	90,671	4,733,026	1.49%
Colgate-Palmolive Company	119,149	8,233,196	2.59%
Express Scripts, Inc. *	41,334	2,592,469	0.81%
Gilead Sciences, Inc. *	73,047	3,867,839	1.21%
Johnson & Johnson	89,864	5,781,850	1.82%
Kellogg Company	103,916	4,990,046	1.57%
PepsiCo, Inc.	123,317	7,841,728	2.46%
Procter & Gamble Company	143,260	8,711,641	2.73%
St. Jude Medical, Inc. *	82,058	3,354,531	1.05%
The Coca-Cola Company	124,356	6,464,025	2.03%
The Kroger Company	166,493	4,806,653	1.51%
OTHER SECURITIES		12,454,459	3.91%
		89,955,604
Energy - 17.89%
Baker Hughes, Inc.	53,086	4,636,531	1.46%
Cameron International Corp. *	76,952	$4,259,293	1.34%
Exxon Mobil Corp.	91,837	8,093,595	2.54%
Marathon Oil Corp.	61,816	3,206,396	1.01%
National Oilwell Varco, Inc. *	105,019	9,317,286	2.93%
Occidental Petroleum Corp.	94,766	8,515,673	2.67%
Schlumberger, Ltd.	48,026	5,159,434	1.61%
Transocean, Inc. *	39,034	5,948,391	1.87%
Valero Energy Corp.	85,457	3,519,119	1.11%
OTHER SECURITIES		4,298,647	1.35%
		56,954,365
Financial - 3.03%
ACE, Ltd.	71,984	3,965,599	1.25%
Chubb Corp.	81,894	4,013,624	1.25%
OTHER SECURITIES		1,680,727	0.53%
		9,659,950
Industrial - 21.92%
ABB, Ltd. *	180,707	5,140,566	1.62%
Fluor Corp.	17,517	3,259,563	1.02%
Foster Wheeler, Ltd. *	88,659	6,485,405	2.03%
Garmin, Ltd. (a)	63,223	2,708,473	0.85%
General Dynamics Corp.	64,499	5,430,817	1.71%
Honeywell International, Inc.	69,665	3,502,756	1.10%
Komatsu, Ltd.	133,170	3,712,231	1.17%
McDermott International, Inc. *	137,812	8,529,185	2.68%
Precision Castparts Corp.	62,832	6,055,120	1.90%
Spirit Aerosystems Holdings, Inc., Class A *	206,512	3,960,900	1.24%
United Technologies Corp.	81,247	5,012,940	1.57%
OTHER SECURITIES		16,012,615	5.03%
		69,810,571
Technology - 8.73%
Adobe Systems, Inc. *	101,164	3,984,850	1.25%
Microsoft Corp.	312,218	8,589,117	2.70%
Raytheon Company	86,317	4,857,921	1.53%
OTHER SECURITIES		10,360,345	3.25%
		27,792,233

TOTAL COMMON STOCKS (Cost $289,948,647)		$309,005,675
REPURCHASE AGREEMENTS - 3.55%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.850% to be repurchased at $11,311,581 on 07/01/2008, collateralized by $10,745,000 Federal Home Loan Mortgage Corp., 5.50% due 08/23/2017 (valued at $11,537,444, including interest)
	11,311,000	11,311,000	3.55%

TOTAL REPURCHASE AGREEMENTS (Cost $11,311,000)		$11,311,000

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

All Cap Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS - 2.45%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	7,795,258	$7,795,258	2.45%

TOTAL SHORT TERM INVESTMENTS (Cost $7,795,258)		$7,795,258
Total Investments (All Cap Growth Trust) (Cost $309,054,905) - 103.04%		$328,111,933	103.04%
Liabilities in Excess of Other Assets - (3.04)%		(9,674,088)	(3.04)%
TOTAL NET ASSETS - 100.00%		$318,437,845	100.00%

All Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 94.26%
Basic Materials - 10.62%
Barrick Gold Corp. (a)	58,745	$2,672,897	2.36%
Cytec Industries, Inc.	35,300	1,925,968	1.70%
Eastman Chemical Company	16,800	1,156,848	1.02%
Eli Lilly & Company	34,700	1,601,752	1.41%
Olin Corp.	46,800	1,225,224	1.08%
OTHER SECURITIES		3,453,397	3.05%
		12,036,086
Communications - 5.49%
Anixter International, Inc. * (a)	26,011	1,547,394	1.36%
AT&T, Inc.	35,977	1,212,065	1.07%
Corning, Inc.	89,000	2,051,451	1.82%
McAfee, Inc. *	41,401	1,408,876	1.24%
		6,219,786
Consumer, Cyclical - 7.00%
Autoliv, Inc.	30,800	1,435,896	1.26%
Costco Wholesale Corp.	28,800	2,020,032	1.78%
Oshkosh Corp.	75,600	1,564,164	1.38%
OTHER SECURITIES		2,921,582	2.58%
		7,941,674
Consumer, Non-cyclical - 18.41%
Abbott Laboratories	68,300	3,617,852	3.19%
Amgen, Inc. *	44,200	2,084,472	1.84%
Archer-Daniels-Midland Company	54,200	1,829,250	1.61%
DaVita, Inc. *	43,500	2,311,155	2.04%
Onyx Pharmaceuticals, Inc. * (a)	36,300	1,292,280	1.14%
OSI Pharmaceuticals, Inc. *	27,600	1,140,432	1.01%
Schering-Plough Corp.	119,796	2,358,783	2.08%
The Kroger Company	80,966	2,337,488	2.06%
Watson Pharmaceuticals, Inc. *	48,800	1,325,896	1.17%
OTHER SECURITIES		2,578,193	2.27%
		20,875,801
Energy - 15.48%
BJ Services Company	66,100	2,111,234	1.87%
Chesapeake Energy Corp.	18,200	$1,200,472	1.06%
El Paso Corp.	74,600	1,621,804	1.43%
Exxon Mobil Corp.	31,909	2,812,140	2.48%
Halliburton Company	35,342	1,875,600	1.65%
Schlumberger, Ltd.	9,200	988,356	0.87%
Spectra Energy Corp.	60,200	1,730,148	1.53%
Superior Energy Services, Inc. *	33,400	1,841,676	1.62%
Williams Companies, Inc.	32,600	1,314,106	1.16%
OTHER SECURITIES		2,051,287	1.81%
		17,546,823
Financial - 10.12%
Aon Corp.	36,900	1,695,186	1.49%
Bank of New York Mellon Corp.	39,423	1,491,372	1.33%
Berkshire Hathaway, Inc., Class B *	556	2,230,672	1.97%
Cullen Frost Bankers, Inc.	51,165	2,550,575	2.25%
JP Morgan Chase & Company	35,100	1,204,281	1.06%
OTHER SECURITIES		2,298,636	2.02%
		11,470,722
Industrial - 22.53%
Ball Corp.	18,669	891,258	0.79%
Burlington Northern Santa Fe Corp.	10,500	1,048,845	0.93%
Carlisle Companies, Inc.	81,646	2,367,733	2.09%
Eaton Corp.	22,410	1,904,178	1.68%
General Dynamics Corp.	23,600	1,987,120	1.76%
IDEX Corp.	28,283	1,041,946	0.92%
ITT Corp.	25,600	1,621,247	1.43%
Pactiv Corp. *	72,900	1,547,667	1.36%
Parker-Hannifin Corp.	19,300	1,376,476	1.21%
Sonoco Products Company	30,100	931,595	0.82%
OTHER SECURITIES		10,841,063	9.54%
		25,559,128
Utilities - 4.61%
The Southern Company	41,700	1,456,164	1.28%
UGI Corp.	55,600	1,596,276	1.41%
Wisconsin Energy Corp.	22,200	1,003,884	0.89%
OTHER SECURITIES		1,165,542	1.03%
		5,221,866

TOTAL COMMON STOCKS (Cost $106,539,709)		$106,871,886
REPURCHASE AGREEMENTS - 6.27%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $7,108,355 on 07/01/2008, collateralized by $7,215,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $7,251,075, including interest)
	7,108,000	7,108,000	6.27%

TOTAL REPURCHASE AGREEMENTS (Cost $7,108,000)		$7,108,000

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS - 5.11%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	5,792,575	$5,792,575	5.11%

TOTAL SHORT TERM INVESTMENTS (Cost $5,792,575)		$5,792,575
Total Investments (All Cap Value Trust) (Cost $119,440,284) - 105.64%		$119,772,461	105.64%
Liabilities in Excess of Other Assets - (5.64)%		(6,393,870)	(5.64)%
TOTAL NET ASSETS - 100.00%		$113,378,591	100.00%

American Asset Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Asset Allocation Fund - Class 1	47,849,169	$795,253,186	100.00%

TOTAL INVESTMENT COMPANIES (Cost $885,026,405)		$795,253,186
Total Investments (American Asset Allocation Trust) (Cost $885,026,405) - 100.00%		$795,253,186	100.00%
Liabilities in Excess of Other Assets - 0.00%		(18,017)	0.00%
TOTAL NET ASSETS - 100.00%		$795,235,169	100.00%

American Blue Chip Income & Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Blue Chip Income & Growth Fund - Class 1	15,537,176	$141,699,047	100.01%

TOTAL INVESTMENT COMPANIES (Cost $160,612,475)		$141,699,047
Total Investments (American Blue Chip Income & Growth Trust) (Cost $160,612,475) - 100.01%		$141,699,047	100.01%
Liabilities in Excess of Other Assets - (0.01)%		(11,994)	(0.01)%
TOTAL NET ASSETS - 100.00%		$141,687,053	100.00%

American Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Bond Fund - Class 1	87,324,903	$957,954,190	100.00%

TOTAL INVESTMENT COMPANIES (Cost $999,396,633)		$957,954,190
Total Investments (American Bond Trust) (Cost $999,396,633) - 100.00%		$957,954,190	100.00%
Liabilities in Excess of Other Assets - 0.00%		(18,271)	0.00%
TOTAL NET ASSETS - 100.00%		$957,935,919	100.00%

American Fundamental Holdings Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Bond Fund - Class 1	13,389,057	$146,877,959	35.00%
American Growth Fund - Class 1	1,876,791	104,912,638	25.00%
American Growth-Income Fund - Class 1	2,961,952	104,912,332	25.00%
American International Fund - Class 1	3,287,076	62,947,502	15.00%

TOTAL INVESTMENT COMPANIES (Cost $460,582,550)		$419,650,431
Total Investments (American Fundamental Holdings Trust) (Cost $460,582,550) - 100.00%		$419,650,431	100.00%
Liabilities in Excess of Other Assets - 0.00%		(17,694)	0.00%
TOTAL NET ASSETS - 100.00%		$419,632,737	100.00%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

American Global Diversification Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Bond Fund - Class 1	11,048,335	$121,200,232	23.00%
American Global Growth Fund - Class 1	11,067,105	231,855,847	44.00%
American Global Small Capitalization Fund - Class 1	4,007,094	84,309,259	16.00%
American High-Income Bond Fund - Class 1	3,255,674	36,886,782	7.00%
American New World Fund - Class 1	2,405,055	52,694,762	10.00%

TOTAL INVESTMENT COMPANIES (Cost $581,750,939)		$526,946,882
Total Investments (American Global Diversification Trust) (Cost $581,750,939) - 100.00%		$526,946,882	100.00%
Liabilities in Excess of Other Assets - 0.00%		(19,797)	0.00%
TOTAL NET ASSETS - 100.00%		$526,927,085	100.00%

American Global Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Global Growth Fund - Class 1	11,552,189	$242,018,368	100.00%

TOTAL INVESTMENT COMPANIES (Cost $284,008,430)		$242,018,368
Total Investments (American Global Growth Trust) (Cost $284,008,430) - 100.00%		$242,018,368	100.00%
Liabilities in Excess of Other Assets - 0.00%		(10,574)	0.00%
TOTAL NET ASSETS - 100.00%		$242,007,794	100.00%

American Global Small Capitalization Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Global Small Capitalization Fund - Class 1	3,974,126	$83,615,609	100.01%

TOTAL INVESTMENT COMPANIES (Cost $106,630,847)		$83,615,609
Total Investments (American Global Small Capitalization Trust) (Cost $106,630,847) - 100.01%		$83,615,609	100.01%
Liabilities in Excess of Other Assets - (0.01)%		(9,062)	(0.01)%
TOTAL NET ASSETS - 100.00%		$83,606,547	100.00%

American Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Growth Fund - Class 1	29,528,837	$1,650,661,980	100.00%

TOTAL INVESTMENT COMPANIES (Cost $1,667,748,415)		$1,650,661,980
Total Investments (American Growth Trust) (Cost $1,667,748,415) - 100.00%		$1,650,661,980	100.00%
Liabilities in Excess of Other Assets - 0.00%		(33,610)	0.00%
TOTAL NET ASSETS - 100.00%		$1,650,628,370	100.00%

American Growth-Income Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Growth-Income Fund - Class 1	36,224,896	$1,283,085,829	100.00%

TOTAL INVESTMENT COMPANIES (Cost $1,378,190,231)		$1,283,085,829
Total Investments (American Growth-Income Trust) (Cost $1,378,190,231) - 100.00%		$1,283,085,829	100.00%
Liabilities in Excess of Other Assets - 0.00%		(29,313)	0.00%
TOTAL NET ASSETS - 100.00%		$1,283,056,516	100.00%

American High-Income Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American High-Income Bond Fund - Class 1	4,501,788	$51,005,263	100.02%

TOTAL INVESTMENT COMPANIES (Cost $55,133,426)		$51,005,263
Total Investments (American High-Income Bond Trust) (Cost $55,133,426) - 100.02%		$51,005,263	100.02%
Liabilities in Excess of Other Assets - (0.02)%		(9,801)	(0.02)%
TOTAL NET ASSETS - 100.00%		$50,995,462	100.00%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

American International Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American International Fund - Class 1	57,226,385	$1,095,885,280	100.00%

TOTAL INVESTMENT COMPANIES (Cost $1,092,617,999)		$1,095,885,280
Total Investments (American International Trust) (Cost $1,092,617,999) - 100.00%		$1,095,885,280	100.00%
Liabilities in Excess of Other Assets - 0.00%		(24,229)	0.00%
TOTAL NET ASSETS - 100.00%		$1,095,861,051	100.00%

American New World Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American New World Fund - Class 1	3,699,369	$81,053,179	100.01%

TOTAL INVESTMENT COMPANIES (Cost $92,214,846)		$81,053,179
Total Investments (American New World Trust) (Cost $92,214,846) - 100.01%		$81,053,179	100.01%
Liabilities in Excess of Other Assets - (0.01)%		(8,705)	(0.01)%
TOTAL NET ASSETS - 100.00%		$81,044,474	100.00%

Blue Chip Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.88%
Basic Materials - 5.31%
Freeport-McMoRan Copper & Gold, Inc., Class B	428,400	$50,204,196	1.65%
Monsanto Company	441,004	55,760,546	1.84%
Praxair, Inc.	386,100	36,386,064	1.20%
OTHER SECURITIES		19,106,571	0.62%
		161,457,377
Communications - 17.93%
Amazon.com, Inc. *	860,189	63,077,659	2.08%
America Movil SA de CV, Series L, ADR	808,651	42,656,340	1.40%
American Tower Corp., Class A *	1,019,938	43,092,381	1.42%
Cisco Systems, Inc. *	1,545,718	35,953,401	1.18%
Google, Inc., Class A *	196,766	103,581,557	3.42%
Juniper Networks, Inc. *	1,738,521	38,560,395	1.27%
McGraw-Hill Companies, Inc.	592,800	23,783,136	0.78%
QUALCOMM, Inc.	783,977	34,785,059	1.14%
OTHER SECURITIES		$159,829,295	5.24%
		545,319,223
Consumer, Cyclical - 9.49%
CVS Caremark Corp.	1,724,367	68,233,203	2.25%
Nintendo Company, Ltd.	55,400	31,251,683	1.03%
Wal-Mart Stores, Inc.	646,464	36,331,277	1.20%
OTHER SECURITIES		152,774,212	5.01%
		288,590,375
Consumer, Non-cyclical - 19.54%
Accenture, Ltd., Class A	664,600	27,062,512	0.89%
Alcon, Inc.	145,300	23,653,387	0.78%
Allergan, Inc.	478,700	24,916,335	0.82%
Celgene Corp. *	646,500	41,291,955	1.36%
Genentech, Inc. *	652,922	49,556,780	1.63%
Gilead Sciences, Inc. *	1,241,862	65,756,593	2.16%
Medco Health Solutions, Inc. *	606,700	28,636,240	0.95%
Medtronic, Inc.	808,044	41,816,276	1.37%
Procter & Gamble Company	374,737	22,787,757	0.75%
St. Jude Medical, Inc. *	720,536	29,455,512	0.96%
Stryker Corp.	455,079	28,615,368	0.93%
Wyeth	491,354	23,565,337	0.78%
OTHER SECURITIES		186,895,959	6.16%
		594,010,011
Energy - 11.55%
Baker Hughes, Inc.	388,859	33,962,945	1.12%
Exxon Mobil Corp.	442,138	38,965,622	1.28%
Murphy Oil Corp.	314,958	30,881,632	1.02%
Schlumberger, Ltd.	957,392	102,852,623	3.37%
Smith International, Inc.	840,472	69,876,842	2.30%
OTHER SECURITIES		74,631,595	2.46%
		351,171,259
Financial - 10.71%
Aetna, Inc.	836,248	33,893,131	1.12%
Bank of New York Mellon Corp.	687,661	26,014,216	0.86%
Franklin Resources, Inc.	438,865	40,221,977	1.32%
Goldman Sachs Group, Inc.	226,376	39,593,162	1.30%
Northern Trust Corp.	366,489	25,130,151	0.83%
State Street Corp.	913,071	58,427,414	1.92%
OTHER SECURITIES		102,242,312	3.36%
		325,522,363
Industrial - 9.68%
Danaher Corp. (a)	1,036,563	80,126,320	2.63%
Foster Wheeler, Ltd. *	459,900	33,641,685	1.11%
General Dynamics Corp.	488,574	41,137,931	1.36%
General Electric Company	925,802	24,709,655	0.81%
McDermott International, Inc. *	399,900	24,749,811	0.81%
OTHER SECURITIES		90,080,320	2.96%
		294,445,722

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Technology - 15.67%
Apple, Inc. *	519,500	$86,985,079	2.87%
Automatic Data Processing, Inc.	842,633	35,306,323	1.16%
Electronic Arts, Inc. *	592,814	26,338,726	0.87%
Intel Corp.	1,071,592	23,017,796	0.76%
Marvell Technology Group, Ltd. *	2,039,810	36,023,045	1.17%
Microsoft Corp.	2,642,844	72,704,638	2.39%
Xilinx, Inc.	1,058,325	26,722,706	0.88%
OTHER SECURITIES		169,352,642	5.57%
		476,450,955

TOTAL COMMON STOCKS (Cost $2,721,238,251)		$3,036,967,285
REPURCHASE AGREEMENTS - 0.07%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $2,003,100 on 07/01/2008, collateralized by $2,040,000 Federal National Mortgage Association, 3.20% due 05/06/2010 (valued at $2,046,528, including interest)
	2,003,000	2,003,000	0.07%

TOTAL REPURCHASE AGREEMENTS (Cost $2,003,000)		$2,003,000
SHORT TERM INVESTMENTS - 3.31%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	78,398,614	78,398,614	2.58%
OTHER SECURITIES		22,378,686	0.73%

TOTAL SHORT TERM INVESTMENTS (Cost $100,777,300)		$100,777,300
Total Investments (Blue Chip Growth Trust) (Cost $2,824,018,551) - 103.26%		$3,139,747,585	103.26%
Liabilities in Excess of Other Assets - (3.26)%		(99,102,778)	(3.26)%
TOTAL NET ASSETS - 100.00%		$3,040,644,807	100.00%

Capital Appreciation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.02%
Basic Materials - 3.49%
Monsanto Company	337,300	$42,648,212	3.49%
Communications - 15.60%
Akamai Technologies, Inc. *	412,600	14,354,354	1.18%
Amazon.com, Inc. *	436,800	32,030,544	2.62%
Cisco Systems, Inc. *	1,489,665	34,649,608	2.84%
Google, Inc., Class A *	92,307	48,592,251	3.98%
Nokia Oyj, SADR (a)	624,800	15,307,600	1.25%
QUALCOMM, Inc.	493,900	21,914,343	1.80%
Walt Disney Company	753,600	23,512,320	1.93%
OTHER SECURITIES		$1,882	0.00%
		190,362,902
Consumer, Cyclical - 8.45%
Costco Wholesale Corp.	274,800	19,274,472	1.58%
CVS Caremark Corp.	518,800	20,528,916	1.68%
Marriott International, Inc., Class A	464,700	12,193,728	1.00%
NIKE, Inc., Class B	255,408	15,224,871	1.25%
Wal-Mart Stores, Inc.	359,500	20,203,900	1.66%
OTHER SECURITIES		15,675,515	1.28%
		103,101,402
Consumer, Non-cyclical - 29.47%
Abbott Laboratories	481,200	25,489,164	2.09%
Alcon, Inc.	182,681	29,738,640	2.43%
Baxter International, Inc.	440,300	28,152,782	2.31%
Celgene Corp. *	254,400	16,248,528	1.33%
Colgate-Palmolive Company	344,800	23,825,680	1.95%
Elan Corp. PLC, SADR *	427,900	15,211,845	1.25%
Genentech, Inc. *	340,069	25,811,237	2.12%
Gilead Sciences, Inc. *	1,028,628	54,465,853	4.46%
Medco Health Solutions, Inc. *	311,900	14,721,680	1.21%
PepsiCo, Inc.	248,465	15,799,889	1.29%
Roche Holding AG, SADR	158,389	14,305,694	1.17%
Teva Pharmaceutical Industries, Ltd., SADR	419,000	19,190,200	1.57%
The Coca-Cola Company	444,400	23,099,912	1.90%
Visa, Inc. *	321,700	26,157,427	2.14%
Wyeth	433,200	20,776,272	1.70%
OTHER SECURITIES		6,770,063	0.55%
		359,764,866
Energy - 8.94%
Halliburton Company	626,400	33,243,048	2.72%
Occidental Petroleum Corp.	294,500	26,463,770	2.17%
Schlumberger, Ltd.	311,206	33,432,861	2.75%
Southwestern Energy Company *	334,400	15,920,784	1.30%
		109,060,463
Financial - 4.79%
Charles Schwab Corp.	1,121,569	23,037,027	1.90%
Goldman Sachs Group, Inc.	100,090	17,505,741	1.43%
Lazard, Ltd., Class A	305,000	10,415,750	0.85%
OTHER SECURITIES		7,436,888	0.61%
		58,395,406
Industrial - 6.20%
ABB, Ltd., SADR *	689,700	19,532,304	1.60%
McDermott International, Inc. *	200,400	12,402,756	1.02%
Thermo Fisher Scientific, Inc. *	395,100	22,018,923	1.80%
United Technologies Corp.	351,100	21,662,870	1.78%
		75,616,853
Technology - 20.08%
Adobe Systems, Inc. *	579,585	22,829,853	1.87%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Technology (continued)
Apple, Inc. *	275,244	$46,086,856	3.77%
First Solar, Inc. *	88,500	24,144,570	1.98%
Hewlett-Packard Company	739,600	32,697,716	2.67%
Infosys Technologies, Ltd., ADR (a)	560,700	24,368,022	2.00%
Microsoft Corp.	682,069	18,763,718	1.54%
NVIDIA Corp. *	709,700	13,285,584	1.08%
Raytheon Company	300,800	16,929,024	1.39%
Research In Motion, Ltd. *	252,400	29,505,560	2.42%
OTHER SECURITIES		16,450,830	1.36%
		245,061,733

TOTAL COMMON STOCKS (Cost $1,116,909,389)		$1,184,011,837
REPURCHASE AGREEMENTS - 2.01%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $24,526,226 on 07/01/2008, collateralized by $24,895,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $25,019,475, including interest)
	24,525,000	24,525,000	2.01%

TOTAL REPURCHASE AGREEMENTS (Cost $24,525,000)		$24,525,000
SHORT TERM INVESTMENTS - 4.24%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	51,691,913	51,691,913	4.24%

TOTAL SHORT TERM INVESTMENTS (Cost $51,691,913)		$51,691,913
Total Investments (Capital Appreciation Trust) (Cost $1,193,126,302) - 103.27%		$1,260,228,750	103.27%
Liabilities in Excess of Other Assets - (3.27)%		(39,853,284)	(3.27)%
TOTAL NET ASSETS - 100.00%		$1,220,375,466	100.00%

Capital Appreciation Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 64.50%
Basic Materials - 0.78%
International Paper Company	2,600	$60,580	0.78%
Communications - 8.28%
AT&T, Inc.	4,900	165,081	2.13%
Cablevision Systems Corp., Class A *	4,000	90,400	1.16%
Sprint Nextel Corp.	6,800	64,600	0.83%
Time Warner Cable, Inc. *	2,300	60,904	0.78%
Time Warner, Inc.	13,300	196,840	2.53%
OTHER SECURITIES		65,352	0.85%
		643,177
Consumer, Cyclical - 6.75%
Home Depot, Inc.	700	$16,394	0.21%
Lowe’s Companies, Inc.	2,900	60,175	0.77%
Marriott International, Inc., Class A	2,400	62,976	0.81%
Newell Rubbermaid, Inc.	4,000	67,160	0.86%
The TJX Companies, Inc.	2,200	69,234	0.89%
WABCO Holdings, Inc.	1,600	74,336	0.96%
Wal-Mart Stores, Inc.	2,000	112,400	1.45%
OTHER SECURITIES		62,239	0.80%
		524,914
Consumer, Non-cyclical - 12.35%
Anheuser-Busch Companies, Inc.	1,000	62,120	0.80%
Baxter International, Inc.	1,300	83,122	1.07%
Covidien, Ltd.	2,800	134,092	1.73%
Fortune Brands, Inc.	1,100	68,651	0.88%
General Mills, Inc.	1,500	91,155	1.17%
H & R Block, Inc.	5,700	121,980	1.57%
Western Union Company	4,200	103,824	1.34%
Wyeth	1,700	81,532	1.05%
OTHER SECURITIES		213,667	2.74%
		960,143
Energy - 9.62%
CNX Gas Corp. *	2,000	84,080	1.08%
Exxon Mobil Corp.	2,300	202,699	2.61%
Murphy Oil Corp.	700	68,635	0.88%
Oil States International, Inc. *	1,200	76,128	0.98%
Royal Dutch Shell PLC, ADR	1,000	81,710	1.05%
Schlumberger, Ltd.	600	64,458	0.83%
OTHER SECURITIES		170,307	2.19%
		748,017
Financial - 8.85%
Ameriprise Financial, Inc.	2,500	101,675	1.31%
Aon Corp.	2,300	105,662	1.37%
Merrill Lynch & Company, Inc.	2,000	63,420	0.82%
Morgan Stanley	1,900	68,533	0.88%
White Mountains Insurance Group, Ltd.	240	102,960	1.32%
OTHER SECURITIES		245,371	3.15%
		687,621
Industrial - 9.28%
Danaher Corp.	2,500	193,250	2.49%
Illinois Tool Works, Inc.	2,000	95,020	1.22%
Tyco Electronics, Ltd.	5,300	189,846	2.44%
Tyco International, Ltd.	2,600	104,104	1.34%
OTHER SECURITIES		139,107	1.79%
		721,327
Technology - 3.70%
Dell, Inc. *	5,500	120,340	1.55%
Microsoft Corp.	2,500	68,775	0.88%
Xilinx, Inc.	3,900	98,475	1.27%
		287,590

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Utilities - 4.89%
PG&E Corp.	1,900	$75,411	0.97%
PPL Corp.	1,800	94,086	1.21%
Sempra Energy	1,900	107,255	1.38%
Xcel Energy, Inc.	3,200	64,224	0.83%
OTHER SECURITIES		38,763	0.50%
		379,739

TOTAL COMMON STOCKS (Cost $5,208,640)		$5,013,108
PREFERRED STOCKS - 5.07%
Communications - 0.50%
Lucent Technologies Capital Trust I, 7.75%	42	31,920	0.41%
OTHER SECURITIES		7,135	0.09%
		39,055
Financial - 3.98%
Bank of America Corp., Series L, 7.25%	249	220,365	2.83%
OTHER SECURITIES		89,260	1.15%
		309,625
Government - 0.25%		19,150	0.25%
Utilities - 0.34%		26,103	0.34%

TOTAL PREFERRED STOCKS (Cost $431,713)		$393,933
CORPORATE BONDS - 8.71%
Basic Materials - 1.01%
Freeport-McMoRan Copper & Gold, Inc.
5.883%, due 04/01/2015 (g)	65,000	65,641	0.85%
OTHER SECURITIES		12,778	0.16%
		78,419
Communications - 3.24%
Lucent Technologies
2.875%, due 06/15/2023	38,000	34,654	0.45%
Time Warner, Inc.
2.915%, due 11/13/2009 (g)	195,000	189,498	2.43%
OTHER SECURITIES		27,886	0.36%
		252,038
Consumer, Cyclical - 1.93%
Home Depot, Inc.
5.200%, due 03/01/2011	75,000	74,383	0.95%
MGM Mirage, Inc.
6.000%, due 10/01/2009	60,000	59,025	0.76%
OTHER SECURITIES		16,742	0.22%
		150,150
Consumer, Non-cyclical - 1.94%		$150,930	1.94%
Financial - 0.41%		31,898	0.41%
Technology - 0.11%		8,614	0.11%
Utilities - 0.07%		5,111	0.07%

TOTAL CORPORATE BONDS (Cost $681,517)		$677,160
CONVERTIBLE BONDS - 0.42%
Communications - 0.23%
Lucent Technologies
2.750%, due 06/15/2025	22,000	17,351	0.23%
Energy - 0.19%		14,980	0.19%

TOTAL CONVERTIBLE BONDS (Cost $29,514)		$32,331
OPTIONS - 0.02%
Other - 0.02%		1,940	0.02%

TOTAL OPTIONS (Cost $2,902)		$1,940
REPURCHASE AGREEMENTS - 9.41%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $731,037 on 07/01/2008, collateralized by $710,000 Federal Home Loan Mortgage Corp., 5.00% due 07/15/2014 (valued at $749,050, including interest)
	731,000	731,000	9.41%

TOTAL REPURCHASE AGREEMENTS (Cost $731,000)		$731,000
SHORT TERM INVESTMENTS - 19.74%
T. Rowe Price Reserve Investment Fund, 2.69%
2.724%, due 09/19/2034		1,534,016	19.74%

TOTAL SHORT TERM INVESTMENTS (Cost $1,534,016)		$1,534,016
Total Investments (Capital Appreciation Value Trust) (Cost $8,619,302) - 107.87%		$8,383,488	107.87%
Liabilities in Excess of Other Assets - (7.87)%		(611,756)	(7.87)%
TOTAL NET ASSETS - 100.00%		$7,771,732	100.00%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Classic Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.00%
Communications - 5.78%
Alcatel SA, SADR *	329,686	$1,991,303	4.81%
Motorola, Inc.	55,000	403,700	0.97%
		2,395,003
Consumer, Cyclical - 14.56%
Home Depot, Inc.	59,400	1,391,148	3.36%
J.C. Penney Company, Inc.	15,650	567,939	1.37%
Kohl’s Corp. *	11,325	453,453	1.09%
Magna International, Inc., Class A	17,700	1,048,548	2.53%
The TJX Companies, Inc.	20,875	656,936	1.58%
Wal-Mart Stores, Inc.	11,425	642,085	1.55%
Whirlpool Corp.	20,700	1,277,811	3.08%
		6,037,920
Consumer, Non-cyclical - 21.81%
AmerisourceBergen Corp.	33,675	1,346,663	3.24%
Amgen, Inc. *	36,725	1,731,950	4.18%
Bristol-Myers Squibb Company	52,425	1,076,285	2.59%
Johnson & Johnson	22,025	1,417,089	3.42%
Kimberly-Clark Corp.	10,875	650,108	1.57%
Kraft Foods, Inc., Class A	21,825	620,921	1.50%
Pfizer, Inc.	49,125	858,214	2.07%
Sara Lee Corp.	71,750	878,938	2.12%
Schering-Plough Corp.	23,525	463,207	1.12%
		9,043,375
Energy - 2.20%
BP PLC, SADR	13,100	911,367	2.20%
Financial - 35.03%
Allstate Corp.	36,475	1,662,896	4.01%
Bank of America Corp.	44,750	1,068,183	2.57%
Capital One Financial Corp.	40,450	1,537,504	3.71%
Citigroup, Inc.	103,100	1,727,955	4.18%
Comerica, Inc.	23,950	613,839	1.48%
Federal Home Loan Mortgage Corp.	86,150	1,412,859	3.41%
Federal National Mortgage Association	50,125	977,939	2.36%
Fidelity National Financial, Inc., Class A	21,242	267,649	0.65%
JP Morgan Chase & Company	17,150	588,417	1.42%
Lehman Brothers Holdings, Inc.	31,450	623,025	1.50%
Morgan Stanley	22,575	814,280	1.96%
National City Corp.	55,225	263,423	0.64%
Torchmark Corp.	22,525	1,321,091	3.19%
Wachovia Corp.	63,325	983,437	2.37%
Washington Mutual, Inc.	36,350	179,206	0.43%
XL Capital, Ltd., Class A	23,225	477,506	1.15%
		14,519,209
Industrial - 4.45%
Northrop Grumman Corp.	17,975	1,202,528	2.90%
Tyco Electronics, Ltd.	9,631	344,982	0.83%
Tyco International, Ltd.	7,406	296,536	0.72%
		1,844,046
Technology - 8.31%
Affiliated Computer Services, Inc., Class A *	17,350	$928,052	2.24%
CA, Inc.	55,500	1,281,494	3.08%
L-3 Communications Holdings, Inc.	4,450	404,372	0.98%
Microsoft Corp.	30,225	831,490	2.01%
		3,445,408
Utilities - 4.86%
Sempra Energy	18,050	1,018,923	2.45%
Wisconsin Energy Corp.	22,050	997,101	2.41%
		2,016,024

TOTAL COMMON STOCKS (Cost $59,057,250)		$40,212,352
REPURCHASE AGREEMENTS - 2.86%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $1,186,059 on 07/01/2008, collateralized by $1,200,000 Federal National Mortgage Association, 3.375% due 03/05/2010 (valued at $1,213,500, including interest)
	1,186,000	1,186,000	2.86%

TOTAL REPURCHASE AGREEMENTS (Cost $1,186,000)		$1,186,000
Total Investments (Classic Value Trust) (Cost $60,243,250) - 99.86%		$41,398,352	99.86%
Assets in excess of Other Liabilities - 0.14%		58,959	0.14%
TOTAL NET ASSETS - 100.00%		$41,457,311	100.00%

Core Allocation Plus Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 51.75%
Basic Materials - 6.55%
Alcoa, Inc.	2,900	$103,298	0.38%
Potash Corp. of Saskatchewan, Inc.	1,000	231,999	0.84%
OTHER SECURITIES		1,444,497	5.33%
		1,779,794
Communications - 5.44%
Cisco Systems, Inc. *	6,700	155,842	0.57%
Comcast Corp., Class A	7,900	149,863	0.55%
QUALCOMM, Inc.	4,100	181,917	0.66%
Thinkorswim Group, Inc. *	14,400	101,520	0.37%
Time Warner, Inc.	7,300	108,040	0.40%
OTHER SECURITIES		779,181	2.89%
		1,476,363

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Cyclical - 5.11%
Kohl’s Corp. *	2,660	$106,506	0.39%
Limited Brands, Inc.	8,000	134,801	0.49%
Mattel, Inc.	6,000	102,720	0.38%
OTHER SECURITIES		1,042,933	3.85%
		1,386,960
Consumer, Non-cyclical - 9.14%
Elan Corp. PLC, SADR *	4,900	174,194	0.65%
Healthsouth Corp. *	9,500	157,985	0.58%
Medtronic, Inc.	2,300	119,025	0.44%
Schering-Plough Corp.	5,100	100,419	0.38%
Shionogi & Company, Ltd.	5,000	98,649	0.36%
UnitedHealth Group, Inc.	8,700	228,375	0.84%
Western Union Company	5,700	140,904	0.52%
Wyeth	2,800	134,287	0.50%
OTHER SECURITIES		1,327,788	4.87%
		2,481,626
Diversified - 0.21%		57,065	0.21%
Energy - 6.65%
Exxon Mobil Corp.	2,125	187,276	0.68%
Hess Corp.	1,230	155,213	0.57%
Marathon Oil Corp.	2,025	105,037	0.39%
OAO Gazprom, SADR	2,700	156,599	0.58%
OTHER SECURITIES		1,201,013	4.43%
		1,805,138
Financial - 5.86%
Capital One Financial Corp.	3,200	121,631	0.45%
Discover Financial Services	9,100	119,847	0.44%
Federal National Mortgage Association	2,400	46,824	0.17%
Goldman Sachs Group, Inc.	715	125,053	0.46%
Lehman Brothers Holdings, Inc.	5,900	116,879	0.43%
Sovereign Bancorp, Inc.	14,300	105,247	0.39%
UBS AG *	5,297	109,436	0.40%
OTHER SECURITIES		847,314	3.12%
		1,592,231
Industrial - 6.89%
Belden, Inc.	3,700	125,355	0.46%
Carlisle Companies, Inc.	3,800	110,200	0.41%
Flextronics International, Ltd. *	10,800	101,519	0.37%
General Electric Company	8,000	213,520	0.79%
United Parcel Service, Inc., Class B	1,800	110,646	0.41%
Vinci SA, ADR	1,673	102,727	0.38%
Yokogawa Electric Corp.	11,600	106,075	0.39%
OTHER SECURITIES		1,001,738	3.68%
		1,871,780
Technology - 4.80%
Applied Materials, Inc.	5,560	106,140	0.39%
Canon, Inc.	2,300	118,265	0.44%
Intel Corp.	5,150	110,622	0.41%
Maxim Integrated Products, Inc.	12,300	260,146	0.95%
Microsoft Corp.	6,630	$182,391	0.67%
NetApp, Inc. *	5,800	125,628	0.46%
OTHER SECURITIES		400,878	1.48%
		1,304,070
Utilities - 1.10%		297,580	1.10%

TOTAL COMMON STOCKS (Cost $15,181,458)		$14,052,607
PREFERRED STOCKS - 0.16%
Financial - 0.16%		43,386	0.16%

TOTAL PREFERRED STOCKS (Cost $100,000)		$43,386
WARRANTS - 0.00%
Financial - 0.00%		1,310	0.00%

TOTAL WARRANTS (Cost $0)		$1,310
RIGHTS - 0.00%
Financial - 0.00%		24	0.00%

TOTAL RIGHTS (Cost $0)		$24
U.S. TREASURY OBLIGATIONS - 7.52%
Treasury Inflation Protected Securities (i) - 1.04%
2.000%, due 01/15/2014	209,230	222,128	0.82%
2.375%, due 01/15/2025 **	56,972	59,749	0.22%
		281,877
U.S. Treasury Bonds - 4.55%
8.750%, due 08/15/2020	425,000	598,885	2.20%
6.250%, due 08/15/2023	400,000	475,906	1.75%
5.250%, due 11/15/2028	150,000	162,598	0.60%
		1,237,389
U.S. Treasury Notes - 1.93%
4.500%, due 11/30/2011	500,000	523,086	1.93%

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,047,736)		$2,042,352
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.71%
Federal National Mortgage Association - 3.71%
6.500% TBA **	500,000	514,297	1.89%
5.500%, due 06/01/2038	500,001	493,282	1.82%
		1,007,579

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,014,473)		$1,007,579

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS - 0.19%
Brazil - 0.19%		$51,956	0.19%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $53,005)		$51,956
CORPORATE BONDS - 9.18%
Basic Materials - 0.33%		88,402	0.33%
Communications - 2.12%		578,971	2.12%
Consumer, Cyclical - 0.36%		97,033	0.36%
Consumer, Non-cyclical - 1.19%		322,166	1.19%
Energy - 0.04%		9,550	0.04%
Financial - 4.09%
Morgan Stanley
4.750% to 6.600%, due 4/1/2012 to 4/1/2014		96,397	0.36%
OTHER SECURITIES		1,017,484	3.73%
		1,113,881
Industrial - 0.25%
General Electric
5.250%, due 12/06/2017	70,000	67,293	0.25%
Utilities - 0.80%		216,420	0.80%

TOTAL CORPORATE BONDS (Cost $2,586,221)		$2,493,716
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.55%
Morgan Stanley
4.780% to 6.390%, due 6/15/2011 to 10/12/2052 (g)		228,683	0.85%
OTHER SECURITIES		463,000	1.70%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $723,289)		$691,683
ASSET BACKED SECURITIES - 1.71%
OTHER SECURITIES		463,936	1.71%

TOTAL ASSET BACKED SECURITIES (Cost $458,701)		$463,936
INVESTMENT COMPANIES - 1.30%
Investment Companies - 1.30%
iShares MSCI Emerging Markets Index Fund	2,600	352,508	1.30%

TOTAL INVESTMENT COMPANIES (Cost $354,952)		$352,508
REPURCHASE AGREEMENTS - 23.27%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $6,320,316 on 07/01/2008, collateralized by $6,415,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $6,447,075, including interest)
	6,320,000	$6,320,000	23.27%

TOTAL REPURCHASE AGREEMENTS (Cost $6,320,000)		$6,320,000
Total Investments (Core Allocation Plus Trust) (Cost $28,839,835) - 101.34%		$27,521,057	101.34%
Liabilities in Excess of Other Assets - (1.34)%		(363,252)	(1.34)%
TOTAL NET ASSETS - 100.00%		$27,157,805	100.00%

Core Equity Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.96%
Basic Materials - 0.39%
Nucor Corp.	28,000	$2,090,760	0.39%
Communications - 29.68%
Amazon.com, Inc. *	511,000	37,471,630	7.06%
Cisco Systems, Inc. *	606,000	14,095,560	2.65%
eBay, Inc. *	920,400	25,154,532	4.74%
Expedia, Inc. *	112,416	2,066,206	0.39%
Google, Inc., Class A *	43,300	22,793,986	4.29%
Qwest Communications International, Inc.	4,077,600	16,024,968	3.02%
Sprint Nextel Corp.	357,300	3,394,350	0.64%
Time Warner, Inc.	1,209,300	17,897,640	3.37%
Yahoo!, Inc. *	903,600	18,668,376	3.52%
		157,567,248
Consumer, Cyclical - 5.27%
J.C. Penney Company, Inc.	262,500	9,526,125	1.79%
Sears Holdings Corp. *	250,800	18,473,928	3.48%
		28,000,053
Consumer, Non-cyclical - 6.66%
Amgen, Inc. *	277,442	13,084,165	2.46%
UnitedHealth Group, Inc.	849,800	22,307,250	4.20%
		35,391,415
Financial - 25.06%
Aetna, Inc.	711,400	28,833,042	5.43%
American International Group, Inc.	529,100	13,999,986	2.64%
Capital One Financial Corp.	269,000	10,224,690	1.93%
Citigroup, Inc.	1,187,850	19,908,366	3.75%
Countrywide Financial Corp.	1,546,100	6,570,925	1.24%
Federal Home Loan Mortgage Corp.	967,900	15,873,560	2.99%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Core Equity Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financial (continued)
Goldman Sachs Group, Inc.	26,300	$4,599,870	0.87%
JP Morgan Chase & Company	644,300	22,105,933	4.15%
Merrill Lynch & Company, Inc.	344,500	10,924,095	2.06%
		133,040,467
Industrial - 6.97%
Eastman Kodak Company	1,133,300	16,353,519	3.08%
General Electric Company	774,600	20,674,074	3.89%
		37,027,593
Technology - 14.36%
CA, Inc.	538,925	12,443,778	2.34%
Electronic Arts, Inc. *	288,000	12,795,840	2.41%
Hewlett-Packard Company	455,100	20,119,971	3.80%
International Business Machines Corp.	158,800	18,822,564	3.54%
Texas Instruments, Inc.	428,800	12,075,008	2.27%
		76,257,161
Utilities - 8.57%
AES Corp. *	2,368,500	45,498,885	8.57%

TOTAL COMMON STOCKS (Cost $653,764,879)		$514,873,582
REPURCHASE AGREEMENTS - 3.63%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $19,292,965 on 7/1/2008, collateralized by $19,200,000 Federal Home Loan Bank, 3.75% due 08/18/2009 (valued at $19,680,000, including interest)
	19,292,000	19,292,000	3.63%

TOTAL REPURCHASE AGREEMENTS (Cost $19,292,000)		$19,292,000
Total Investments (Core Equity Trust) (Cost $673,056,879) - 100.59%		$534,165,582	100.59%
Liabilities in Excess of Other Assets - (0.59)%		(3,117,433)	(0.59)%
TOTAL NET ASSETS - 100.00%		$531,048,149	100.00%

Disciplined Diversification Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 65.95%
Basic Materials - 6.09%
BHP Billiton, Ltd., SADR	1,500	$127,786	0.20%
OTHER SECURITIES		3,498,433	5.89%
		3,626,219
Communications - 5.50%
AT&T, Inc.	4,600	154,974	0.25%
Vodafone Group PLC	6,900	203,274	0.33%
OTHER SECURITIES		$2,913,774	4.92%
		3,272,022
Consumer, Cyclical - 6.76%
Toyota Motor Corp.	1,500	140,999	0.25%
Wal-Mart Stores, Inc.	3,300	185,461	0.30%
OTHER SECURITIES		3,698,438	6.21%
		4,024,898
Consumer, Non-cyclical - 10.36%
Johnson & Johnson	2,200	141,547	0.23%
Nestle SA	3,310	149,567	0.24%
Novartis AG, SADR	2,900	159,615	0.26%
Procter & Gamble Company	3,100	188,510	0.31%
Roche Holdings AG - Genusschein	724	130,405	0.21%
OTHER SECURITIES		5,392,561	9.11%
		6,162,205
Diversified - 0.58%		346,607	0.58%
Energy - 7.12%
BP PLC, SADR	3,300	229,580	0.39%
Chevron Corp.	1,900	188,347	0.32%
ConocoPhillips	2,000	188,779	0.32%
Exxon Mobil Corp.	4,000	352,519	0.59%
Total SA, ADR	1,600	136,433	0.24%
OTHER SECURITIES		3,141,284	5.26%
		4,236,942
Financial - 13.04%
Banco Santander Central Hispano SA-Sponsored ADR	7,100	129,148	0.21%
Credit Suisse Group, SADR	3,100	140,460	0.23%
HSBC Holdings PLC-Sponsored ADR (a)	3,600	276,121	0.45%
JP Morgan Chase & Company	3,700	126,948	0.20%
OTHER SECURITIES		7,084,668	11.95%
		7,757,345
Industrial - 9.87%
General Electric Company	7,400	197,506	0.33%
OTHER SECURITIES		5,672,668	9.54%
		5,870,174
Technology - 3.89%
International Business Machines Corp.	1,200	142,237	0.23%
Microsoft Corp.	6,800	187,069	0.30%
OTHER SECURITIES		1,988,036	3.36%
		2,317,342
Utilities - 2.74%		1,627,905	2.74%

TOTAL COMMON STOCKS (Cost $42,070,586)		$39,241,659

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED STOCKS - 0.26%
Basic Materials - 0.11%		$59,422	0.11%
Communications - 0.05%		32,327	0.05%
Consumer, Non-cyclical - 0.06%		34,645	0.06%
Utilities - 0.04%		26,511	0.04%

TOTAL PREFERRED STOCKS (Cost $147,858)		$152,905
RIGHTS - 0.00%
Financial - 0.00%		463	0.00%
Diversified - 0.00%		15	0.00%

TOTAL RIGHTS (Cost $0)		$478
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.23%
Federal Home Loan Bank - 0.35%
4.875%, due 11/18/2011	$200,000	206,913	0.35%
Federal National Mortgage Association - 0.88%
5.375%, due 11/15/2011	500,000	525,305	0.88%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $728,169)		$732,218
U.S. TREASURY OBLIGATIONS - 23.92%
Treasury Inflation Protected Securities (i) - 8.50%
3.625%, due 04/15/2028	132,793	165,711	0.28%
2.625%, due 07/15/2017	414,520	457,850	0.77%
2.500%, due 07/15/2016	425,408	464,825	0.78%
2.375%, due 01/15/2017	213,008	230,565	0.39%
2.000%, due 01/15/2014	464,956	493,616	0.83%
2.000%, due 07/15/2014	558,326	592,916	1.00%
2.000%, due 01/15/2016	432,856	455,919	0.77%
2.000%, due 01/15/2026	216,428	214,585	0.36%
1.875%, due 07/15/2013	350,823	370,886	0.62%
1.875% TBA **	314,700	329,525	0.55%
1.625%, due 01/15/2015	337,446	348,492	0.59%
1.625%, due 01/15/2018	594,628	604,058	1.01%
1.750 to 2.375%, due 1/15/2025 to 1/15/2028 **		328,693	0.55%
		5,057,641
U.S. Treasury Notes - 15.42%
4.875%, due 06/30/2012	2,150,000	2,284,710	3.84%
4.750%, due 05/31/2012	2,150,000	2,273,457	3.82%
4.500%, due 03/31/2012	2,180,000	2,283,720	3.84%
4.500%, due 04/30/2012	2,225,000	2,332,426	3.92%
		9,174,313

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,310,640)		$14,231,954
CORPORATE BONDS - 2.83%
Financial - 2.83%
Bank of America NA, Series BKN1
3.316%, due 05/12/2010 (g)	300,000	298,651	0.50%
Bank of New York Mellon Corp., MTN
2.816%, due 06/29/2010 (g)	200,000	$198,102	0.33%
General Electric Capital Corp., MTN, Series G
2.816%, due 03/12/2010 (g)	200,000	198,980	0.33%
John Deere Capital Corp., MTN
3.088%, due 02/26/2010 (g)	300,000	296,269	0.50%
JPMorgan Chase & Company, MTN
3.069%, due 11/19/2009 (g)	200,000	199,197	0.33%
Wachovia Corp, MTN
2.732%, due 12/01/2009 (g)	200,000	195,770	0.33%
Wells Fargo & Company
2.861%, due 03/23/2010 (g)	300,000	297,456	0.51%
		1,684,425

TOTAL CORPORATE BONDS (Cost $1,691,311)		$1,684,425
REPURCHASE AGREEMENTS - 8.70%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $5,178,259 on 07/01/2008, collateralized by $5,180,000 Federal National Mortgage Association, 4.375% due 03/15/2013 (valued at $5,283,600, including interest)
	5,178,000	5,178,000	8.70%

TOTAL REPURCHASE AGREEMENTS (Cost $5,178,000)		$5,178,000
SHORT TERM INVESTMENTS - 0.87%
Deutsche Bank AG/New York NY, Series YCD
2.883%, due 07/30/2009 (g)	200,000	198,635	0.33%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	316,537	316,537	0.54%

TOTAL SHORT TERM INVESTMENTS (Cost $515,172)		$515,172
Total Investments (Disciplined Diversification Trust) (Cost $64,641,736) - 103.76%		$61,736,811	103.76%
Liabilities in Excess of Other Assets - (3.76)%		(2,235,539)	(3.76)%
TOTAL NET ASSETS - 100.00%		$59,501,272	100.00%

Emerging Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.19%
Communications - 7.05%
Comtech Telecommunications Corp. *	6,142	$300,958	1.97%
Constant Contact, Inc. * (a)	17,126	322,825	2.12%
ID Systems, Inc. *	29,118	187,520	1.23%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Emerging Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Communications (continued)
OTHER SECURITIES		$265,042	1.73%
		1,076,345
Consumer, Cyclical - 6.73%
Bally Technologies, Inc. *	6,119	206,821	1.36%
Force Protection, Inc. * (a)	79,218	262,212	1.72%
Hibbett Sports, Inc. * (a)	9,435	199,079	1.30%
Texas Roadhouse, Inc., Class A *	22,374	200,695	1.32%
OTHER SECURITIES		157,781	1.03%
		1,026,588
Consumer, Non-cyclical - 35.69%
Align Technology, Inc. * (a)	18,700	196,163	1.29%
AMAG Pharmaceuticals, Inc. *	5,671	193,381	1.27%
Electro-Optical Sciences, Inc. *	29,136	223,182	1.46%
Euronet Worldwide, Inc. *	11,816	199,690	1.31%
FTI Consulting, Inc. *	4,696	321,488	2.11%
Healthextras, Inc. *	5,183	156,216	1.02%
Hill International, Inc. *	16,877	277,458	1.82%
Inspire Pharmaceuticals, Inc. *	35,817	153,297	1.00%
Matrixx Initiatives, Inc. *	16,474	274,457	1.80%
Medicis Pharmaceutical Corp., Class A	9,599	199,467	1.31%
Nuvasive, Inc. * (a)	7,791	347,945	2.28%
Providence Service Corp. *	9,589	202,424	1.33%
ResMed, Inc. *	7,260	259,472	1.70%
Sequenom, Inc. *	15,302	244,220	1.60%
Smart Balance, Inc. *	23,722	171,036	1.12%
Somanetics Corp. *	14,374	304,728	2.00%
SonoSite, Inc. *	9,154	256,404	1.68%
Spectranetics Corp. *	21,528	212,266	1.39%
Team, Inc. *	5,300	181,896	1.19%
VistaPrint, Ltd. * (a)	7,583	202,921	1.33%
OTHER SECURITIES		866,580	5.68%
		5,444,691
Energy - 5.41%
InterOil Corp. * (a)	17,903	526,348	3.45%
Superior Energy Services, Inc. *	5,434	299,631	1.96%
		825,979
Financial - 7.60%
FCStone Group, Inc. *	6,049	168,949	1.11%
IBERIABANK Corp.	4,301	191,265	1.25%
Infinity Property & Casualty Corp.	4,678	194,230	1.27%
Portfolio Recovery Associates, Inc. * (a)	5,850	219,375	1.44%
PrivateBancorp, Inc. (a)	6,431	195,374	1.28%
ProAssurance Corp. *	3,970	190,997	1.25%
		1,160,190
Industrial - 16.75%
Aerovironment, Inc. *	13,910	378,073	2.48%
Enersys *	5,500	188,265	1.23%
FARO Technologies, Inc. *	8,498	213,895	1.40%
Flow International Corp. *	30,993	241,745	1.58%
Haynes International, Inc. *	3,072	$176,793	1.16%
Imax Corp. *	57,270	391,727	2.57%
iRobot Corp. * (a)	24,026	330,117	2.16%
Landstar Systems, Inc.	3,930	217,015	1.42%
OTHER SECURITIES		418,300	2.75%
		2,555,930
Technology - 16.96%
Allscripts Healthcare Solution, Inc. * (a)	17,159	212,943	1.40%
Concur Technologies, Inc. *	8,440	280,461	1.83%
FormFactor, Inc. *	10,430	192,225	1.26%
Mattson Technology, Inc. *	34,933	166,281	1.09%
Netlogic Microsystems, Inc. * (a)	7,601	252,353	1.66%
Progress Software Corp. *	7,863	201,057	1.32%
Synaptics, Inc. * (a)	4,858	183,293	1.20%
Tessera Technologies, Inc. *	10,518	172,180	1.13%
Tyler Technologies, Inc. *	12,539	170,154	1.12%
Varian Semiconductor Equipment Associates, Inc. *	5,498	191,440	1.25%
OTHER SECURITIES		565,721	3.70%
		2,588,108

TOTAL COMMON STOCKS (Cost $17,974,561)		$14,677,831
WARRANTS - 0.15%
Consumer, Non-cyclical - 0.15%
Electro-Optical Sciences, Inc.
(Expiration Date: 10/31/2011, Strike Price: $6.70) *	7,381	23,452	0.15%
		23,452

TOTAL WARRANTS (Cost $0)		$23,452
CONVERTIBLE BONDS - 0.89%
Energy - 0.89%
InterOil Corp.
8.000%, due 05/09/2013 (d)	125,000	135,167	0.89%

TOTAL CONVERTIBLE BONDS (Cost $125,000)		$135,167
SHORT TERM INVESTMENTS - 24.96%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	3,708,967	3,708,967	24.30%
OTHER SECURITIES		100,000	0.66%

TOTAL SHORT TERM INVESTMENTS (Cost $3,808,967)		$3,808,967
Total Investments (Emerging Growth Trust) (Cost $21,908,528) - 122.19%		$18,645,417	122.19%
Liabilities in Excess of Other Assets - (22.19)%		(3,386,403)	(22.19)%
TOTAL NET ASSETS - 100.00%		$15,259,014	100.00%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 93.23%
Brazil - 6.61%
Banco Bradesco SA, ADR	165,700	$3,390,222	0.63%
Gerdau SA, SADR	526,134	12,632,477	2.33%
Perdigao SA, SADR *	55,380	3,018,210	0.56%
Sadia SA, SADR	116,709	2,490,570	0.46%
Usinas Siderurgicas de Minas Gerais SA	9,900	467,488	0.09%
Votorantim Celulose & Papel SA, SADR *	107,448	2,869,936	0.53%
OTHER SECURITIES		10,742,570	2.01%
		35,611,473
Chile - 2.90%
Empresas Copec SA	275,606	3,466,577	0.65%
Enersis SA, SADR	447,410	6,970,647	1.30%
OTHER SECURITIES		5,208,874	0.95%
		15,646,098
China - 4.36%
Bank of China, Ltd.	12,440,000	5,536,156	1.04%
OTHER SECURITIES		17,966,916	3.32%
		23,503,072
Czech Republic - 1.12%
Telefonica Czech Republic AS	140,812	4,563,058	0.84%
OTHER SECURITIES		1,490,028	0.28%
		6,053,086
Hong Kong - 6.26%
China Unicom, Ltd.	118,000	219,134	0.04%
China Unicom, Ltd., SADR	286,100	5,298,572	0.99%
Citic Pacific, Ltd.	957,000	3,528,648	0.66%
OTHER SECURITIES		24,701,125	4.57%
		33,747,479
Hungary - 3.16%
Gedeon Richter Rt.	10,639	2,298,024	0.43%
MOL Magyar Olaj & Gazipari Rt. *	83,400	11,233,557	2.09%
OTP Bank Rt. *	61,812	2,586,793	0.49%
OTHER SECURITIES		914,405	0.15%
		17,032,779
India - 8.63%
ICICI Bank, Ltd., SADR *	264,031	7,593,532	1.41%
Reliance Industries, Ltd., GDR (d)	121,583	11,963,766	2.22%
OTHER SECURITIES		26,946,660	5.00%
		46,503,958
Indonesia - 3.27%
Astra International Tbk PT	2,336,500	4,878,266	0.90%
OTHER SECURITIES		12,719,873	2.37%
		17,598,139
Israel - 2.84%
Bank Hapoalim, Ltd.	1,027,790	$4,541,006	0.84%
Bank Leumi Le-Israel, Ltd.	992,901	4,953,383	0.92%
OTHER SECURITIES		5,812,832	1.08%
		15,307,221
Malaysia - 4.15%		22,360,387	4.15%
Mexico - 9.74%
Alfa SA de CV	425,200	3,040,647	0.56%
Cemex SA de CV, SADR *	596,966	14,745,061	2.74%
Empresas ICA SA de CV, SADR *	120,824	3,001,268	0.56%
Fomento Economico Mexicano SA de CV, SADR	240,775	10,957,670	2.03%
Grupo Carso SA de CV	662,300	3,088,948	0.57%
Grupo Financiero Inbursa SA de CV	1,233,300	4,544,259	0.84%
Organizacion Soriana SA de CV *	680,200	2,313,040	0.43%
OTHER SECURITIES		10,790,489	2.01%
		52,481,382
Philippines - 0.41%		2,222,811	0.41%
Poland - 3.18%
KGHM Polska Miedz SA *	77,991	3,659,745	0.67%
Polski Koncern Naftowy Orlen SA *	310,483	4,974,021	0.91%
OTHER SECURITIES		8,501,771	1.60%
		17,135,537
South Africa - 8.73%
African Rainbow Minerals, Ltd.	98,885	3,536,118	0.66%
Gold Fields, Ltd., SADR	381,200	4,822,180	0.89%
Harmony Gold Mining Company, Ltd., SADR *	227,494	2,786,802	0.52%
Mittal Steel South Africa, Ltd.	181,714	5,175,251	0.96%
Sanlam, Ltd.	2,122,424	4,499,647	0.83%
Sasol, Ltd., SADR	202,432	11,931,341	2.22%
OTHER SECURITIES		14,281,314	2.65%
		47,032,653
South Korea - 12.09%
Hana Financial Group, Inc.	61,520	2,367,171	0.45%
Hyundai Motor Company, Ltd.	87,706	5,952,990	1.11%
Kookmin Bank, SADR	111,653	6,532,816	1.22%
LG Electronics, Inc.	29,780	3,373,576	0.64%
Shinhan Financial Group Company, Ltd., SADR	56,728	5,083,395	0.95%
OTHER SECURITIES		41,852,101	7.72%
		65,162,049
Taiwan - 10.68%
China Development Financial Holdings Corp.	6,440,280	2,599,196	0.47%
Mega Financial Holding Company, Ltd.	5,978,000	4,726,781	0.87%
United Microelectronics Corp.	8,696,454	4,612,818	0.85%
OTHER SECURITIES		45,614,101	8.49%
		57,552,896

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 93.23%
Thailand - 2.45%
Bangkok Bank PCL, NVDR	1,131,100	$4,025,748	0.74%
OTHER SECURITIES		9,202,125	1.71%
		13,227,873
Turkey - 2.65%
Eregli Demir ve Celik Fabrikalari TAS	569,837	4,656,673	0.87%
Turkiye Is Bankasi AS	1,093,142	3,573,235	0.67%
OTHER SECURITIES		6,066,207	1.11%
		14,296,115
United States - 0.00%		13,434	0.00%

TOTAL COMMON STOCKS (Cost $547,364,463)		$502,488,442
PREFERRED STOCKS - 5.82%
Brazil - 5.82%
Metalurgica Gerdau SA (e)	332,600	10,788,597	2.00%
Suzano Papel e Celulose SA (e)	137,900	2,233,961	0.41%
Telemar Norte Leste SA, Series A (e)	100,000	5,489,364	1.02%
Usinas Siderurgicas de Minas Gerais SA, Series A (e)	217,800	10,733,080	1.99%
OTHER SECURITIES		2,136,419	0.40%
		31,381,421

TOTAL PREFERRED STOCKS (Cost $15,712,249)		$31,381,421
WARRANTS - 0.01%
India - 0.00%		2,745	0.00%
Malaysia - 0.01%		23,214	0.01%
Thailand - 0.00%		5,885	0.00%

TOTAL WARRANTS (Cost $3,144)		$31,844
RIGHTS - 0.01%
Israel - 0.01%		27,203	0.01%

TOTAL RIGHTS (Cost $0)		$27,203
REPURCHASE AGREEMENTS - 0.71%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $3,849,192 on 07/01/2008, collateralized by $3,885,000 Federal National Mortgage Association, 3.375% due 03/05/2010 (valued at $3,928,706, including interest)
	3,849,000	$3,849,000	0.71%

TOTAL REPURCHASE AGREEMENTS (Cost $3,849,000)		$3,849,000
Total Investments (Emerging Markets Value Trust) (Cost $566,928,856) - 99.78%		$537,777,910	99.78%
Assets in Excess of Other Liabiliites - 0.22%		1,186,415	0.22%
TOTAL NET ASSETS - 100.00%		$538,964,325	100.00%
The portfolio had the following top five industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Banking		14.44%
Steel		6.74%
Food & Beverages		5.29%
Financial Services		5.26%
International Oil		4.96%

Emerging Small Company Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.20%
Basic Materials - 1.18%		$2,060,665	1.18%
Communications - 8.32%
Central European Media Enterprises, Ltd., Class A * (a)	23,493	2,126,821	1.22%
Comtech Telecommunications Corp. *	39,066	1,914,234	1.09%
inVentiv Health, Inc. *	61,929	1,721,007	0.99%
NTELOS Holdings Corp.	56,855	1,442,411	0.83%
Sinclair Broadcast Group, Inc., Class A (a)	220,530	1,676,028	0.96%
TW Telecom, Inc. * (a)	95,701	1,534,087	0.88%
OTHER SECURITIES		4,115,411	2.35%
		14,529,999
Consumer, Cyclical - 11.90%
Central European Distribution Corp. * (a)	74,016	5,488,286	3.14%
Deckers Outdoor Corp. *	14,922	2,077,143	1.19%
Gafisa S.A., SADR (a)	57,840	1,987,961	1.14%
Gymboree Corp. *	36,475	1,461,553	0.84%
Warnaco Group, Inc. *	36,245	1,597,318	0.91%
OTHER SECURITIES		8,172,823	4.68%
		20,785,084

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Emerging Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Non-cyclical - 22.28%
Amedisys, Inc. * (a)	35,935	$1,811,842	1.04%
American Oriental Bioengineering, Inc. * (a)	154,340	1,523,336	0.86%
Applera Corp. - Celera Genomics Group *	129,677	1,473,131	0.84%
Chattem, Inc. * (a)	26,430	1,719,272	0.98%
Illumina, Inc. *	30,471	2,654,329	1.52%
Parexel International Corp. *	56,110	1,476,254	0.84%
PSS World Medical, Inc. *	101,849	1,660,139	0.95%
Psychiatric Solutions, Inc. * (a)	40,012	1,514,054	0.87%
Sun Healthcare Group, Inc. *	131,008	1,754,197	1.00%
The Geo Group, Inc. *	73,171	1,646,348	0.94%
Wright Medical Group, Inc. *	79,770	2,266,265	1.30%
OTHER SECURITIES		19,401,666	11.14%
		38,900,833
Energy - 12.25%
Arena Resources, Inc. *	34,185	1,805,652	1.03%
Carrizo Oil & Gas, Inc. *	36,115	2,459,070	1.41%
Concho Resources, Inc. *	107,250	4,000,425	2.30%
Core Laboratories N.V. *	17,220	2,451,267	1.40%
Dana Petroleum PLC *	38,660	1,463,093	0.84%
Penn Virginia Corp.	33,848	2,552,816	1.46%
Superior Energy Services, Inc. *	55,220	3,044,831	1.75%
OTHER SECURITIES		3,607,134	2.06%
		21,384,288
Financial - 11.83%
Affiliated Managers Group, Inc. *	26,410	2,378,485	1.37%
BioMed Realty Trust, Inc., REIT	92,690	2,273,686	1.30%
Corporate Office Properties Trust, REIT	42,064	1,444,057	0.83%
OTHER SECURITIES		14,564,289	8.33%
		20,660,517
Industrial - 12.99%
Baldor Electric Company (a)	57,660	2,016,947	1.16%
Barnes Group, Inc.	71,430	1,649,318	0.94%
Bristow Group, Inc. * (a)	32,095	1,588,382	0.91%
GulfMark Offshore, Inc. *	31,495	1,832,379	1.05%
Old Dominion Freight Lines, Inc. * (a)	55,382	1,662,568	0.95%
Silgan Holdings, Inc.	34,657	1,758,496	1.01%
Snap-on, Inc.	30,745	1,599,047	0.92%
Stanley, Inc. *	43,815	1,468,679	0.84%
OTHER SECURITIES		9,099,602	5.21%
		22,675,418
Technology - 14.63%
FactSet Research Systems, Inc. (a)	34,764	1,959,299	1.12%
FormFactor, Inc. *	86,551	1,595,135	0.91%
MICROS Systems, Inc. *	77,635	2,367,091	1.36%
ON Semiconductor Corp. *	421,545	3,865,568	2.22%
Progress Software Corp. *	66,255	1,694,140	0.97%
Solera Holdings, Inc. *	70,865	1,960,127	1.12%
Varian Semiconductor Equipment Associates, Inc. *	47,375	1,649,598	0.94%
Verigy, Ltd. *	116,354	$2,642,399	1.51%
OTHER SECURITIES		7,818,428	4.48%
		25,551,785
Utilities - 0.82%		1,437,155	0.82%

TOTAL COMMON STOCKS (Cost $165,927,734)		$167,985,744
REPURCHASE AGREEMENTS - 1.85%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $3,235,162 on 07/01/2008, collateralized by $3,325,000 Federal National Mortgage Association, 5.55% due 07/10/2028 (valued at $3,304,219, including interest)
	3,235,000	3,235,000	1.85%

TOTAL REPURCHASE AGREEMENTS (Cost $3,235,000)		$3,235,000
SHORT TERM INVESTMENTS - 21.38%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	37,332,508	37,332,508	21.38%

TOTAL SHORT TERM INVESTMENTS (Cost $37,332,508)		$37,332,508
Total Investments (Emerging Small Company Trust) (Cost $206,495,242) - 119.43%		$208,553,252	119.43%
Liabilities in Excess of Other Assets - (19.43)%		(33,931,357)	(19.43)%
TOTAL NET ASSETS - 100.00%		$174,621,895	100.00%

Equity-Income Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 94.56%
Basic Materials - 5.28%
E.I. Du Pont de Nemours & Company	465,100	$19,948,139	0.99%
Eli Lilly & Company	594,400	27,437,504	1.36%
International Flavors & Fragrances, Inc.	412,000	16,092,720	0.80%
International Paper Company	1,027,400	23,938,420	1.18%
OTHER SECURITIES		19,055,058	0.95%
		106,471,841
Communications - 11.79%
AT&T, Inc.	1,235,649	41,629,014	2.06%
McGraw-Hill Companies, Inc.	564,200	22,635,704	1.12%
Time Warner, Inc.	1,567,500	23,199,000	1.16%
Verizon Communications, Inc.	547,700	19,388,580	0.96%
Walt Disney Company	618,600	19,300,320	0.96%
OTHER SECURITIES		111,775,189	5.53%
		237,927,807

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Cyclical - 6.85%
Bed Bath & Beyond, Inc. *	594,900	$16,716,690	0.83%
Home Depot, Inc.	909,300	21,295,806	1.06%
OTHER SECURITIES		100,213,640	4.96%
		138,226,136
Consumer, Non-cyclical - 17.11%
Amgen, Inc. *	439,400	20,722,104	1.03%
Anheuser-Busch Companies, Inc.	359,700	22,344,564	1.11%
Avery Dennison Corp.	412,900	18,138,697	0.90%
Fortune Brands, Inc.	259,800	16,214,118	0.80%
General Mills, Inc.	356,500	21,664,505	1.07%
H & R Block, Inc.	772,300	16,527,220	0.82%
Hershey Company	771,000	25,273,380	1.26%
Johnson & Johnson	433,600	27,897,824	1.38%
Merck & Company, Inc.	539,000	20,314,910	1.01%
Pfizer, Inc.	1,163,000	20,317,610	1.00%
Procter & Gamble Company	257,800	15,676,818	0.78%
Wyeth	463,500	22,229,460	1.10%
OTHER SECURITIES		97,731,629	4.85%
		345,052,839
Energy - 14.75%
Anadarko Petroleum Corp.	361,400	27,047,176	1.34%
BP PLC, SADR	294,400	20,481,408	1.02%
Chevron Corp.	592,200	58,704,786	2.91%
Exxon Mobil Corp.	623,500	54,949,055	2.72%
Murphy Oil Corp.	310,100	30,405,305	1.51%
Royal Dutch Shell PLC, ADR	516,900	42,235,899	2.09%
OTHER SECURITIES		63,627,772	3.16%
		297,451,401
Financial - 18.66%
American International Group, Inc.	695,200	18,394,992	0.91%
Bank of New York Mellon Corp.	651,300	24,638,679	1.22%
Federal National Mortgage Association	846,400	16,513,264	0.82%
JP Morgan Chase & Company	1,325,000	45,460,750	2.26%
Lincoln National Corp.	396,500	17,969,380	0.89%
Marsh & McLennan Companies, Inc.	1,156,800	30,713,040	1.52%
Merrill Lynch & Company, Inc.	592,100	18,775,491	0.93%
SunTrust Banks, Inc.	490,600	17,769,532	0.88%
U.S. Bancorp	851,700	23,753,913	1.18%
Wells Fargo & Company	952,300	22,617,125	1.12%
OTHER SECURITIES		139,722,862	6.93%
		376,329,028
Industrial - 10.31%
3M Company	370,800	25,803,972	1.28%
General Electric Company	2,316,800	61,835,392	3.06%
Illinois Tool Works, Inc.	467,600	22,215,676	1.10%
OTHER SECURITIES		98,178,814	4.87%
		208,033,854
Technology - 4.88%
Analog Devices, Inc.	515,300	16,371,081	0.80%
Dell, Inc. *	838,600	$18,348,568	0.91%
Microsoft Corp.	1,082,900	29,790,579	1.48%
OTHER SECURITIES		34,004,923	1.69%
		98,515,151
Utilities - 4.93%
Entergy Corp.	133,800	16,120,224	0.80%
FirstEnergy Corp.	194,400	16,004,952	0.79%
NiSource, Inc.	1,014,300	18,176,256	0.90%
OTHER SECURITIES		49,180,633	2.44%
		99,482,065

TOTAL COMMON STOCKS (Cost $2,039,746,442)		$1,907,490,122
PREFERRED STOCKS - 0.98%
Financial - 0.98%
Federal National Mortgage Association, Series 08-1, 8.75%	239,800	9,184,340	0.46%
Merrill Lynch & Company, Inc. (e)	103	6,695,118	0.33%
OTHER SECURITIES		3,911,400	0.19%
		19,790,858

TOTAL PREFERRED STOCKS (Cost $25,263,481)		$19,790,858
CONVERTIBLE BONDS - 0.11%
Consumer, Cyclical - 0.11%		2,227,739	0.11%

TOTAL CONVERTIBLE BONDS (Cost $3,123,000)		$2,227,739
REPURCHASE AGREEMENTS - 0.16%

TOTAL REPURCHASE AGREEMENTS (Cost $3,318,000)		$3,318,000
SHORT TERM INVESTMENTS - 7.22%
T. Rowe Price Reserve Investment Fund, 2.69%
2.714%, due 09/19/2034		77,634,696	3.83%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	68,125,049	68,125,049	3.39%

TOTAL SHORT TERM INVESTMENTS (Cost $145,759,745)		$145,759,745
Total Investments (Equity-Income Trust) (Cost $2,217,210,668) - 103.03%		$2,078,586,464	103.03%
Liabilities in Excess of Other Assets - (3.03)%		(61,065,753)	(3.03)%
TOTAL NET ASSETS - 100.00%		$2,017,520,711	100.00%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Financial Services Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.19%
Consumer, Non-cyclical - 13.98%
Dun & Bradstreet Corp.	69,300	$6,073,452	5.46%
H & R Block, Inc.	114,700	2,454,580	2.20%
Moody’s Corp. (a)	140,500	4,838,820	4.35%
Visa, Inc. *	27,000	2,195,370	1.97%
		15,562,222
Energy - 8.48%
Canadian Natural Resources, Ltd.	94,200	9,443,550	8.48%
Financial - 72.39%
Ambac Financial Group, Inc.	27,000	36,180	0.03%
American Express Company	288,800	10,879,095	9.77%
American International Group, Inc.	130,300	3,447,738	3.10%
Ameriprise Financial, Inc.	58,440	2,376,755	2.13%
Bank of New York Mellon Corp.	141,800	5,364,294	4.82%
Brookfield Asset Management, Inc. *	56,700	1,845,018	1.66%
China Life Insurance Company, Ltd., SADR (a)	52,764	2,753,226	2.47%
Everest Re Group, Ltd.	36,300	2,893,473	2.60%
FPIC Insurance Group, Inc. *	53,634	2,430,693	2.18%
Goldman Sachs Group, Inc.	7,200	1,259,280	1.13%
ICICI Bank, Ltd., SADR *	12,900	371,004	0.33%
JP Morgan Chase & Company	150,948	5,179,026	4.65%
Julius Baer Holding AG	16,900	1,141,501	1.03%
Loews Corp.	217,600	10,205,440	9.17%
Markel Corp. *	14,400	5,284,800	4.75%
MBIA, Inc.	75,600	331,884	0.30%
Merrill Lynch & Company, Inc.	140,100	4,442,571	3.99%
Oaktree Capital Group, LLC *	63,200	1,769,600	1.59%
Progressive Corp.	180,800	3,384,576	3.04%
RHJ International *	71,525	900,901	0.81%
State Bank of India GDR	73,118	3,933,748	3.53%
T. Rowe Price Group, Inc.	23,300	1,315,751	1.18%
The First Marblehead Corp. (a)	216,750	557,048	0.50%
Transatlantic Holdings, Inc.	92,237	5,208,623	4.68%
Wells Fargo & Company	138,100	3,279,875	2.95%
		80,592,100
Industrial - 2.34%
Sealed Air Corp.	137,000	2,604,370	2.34%

TOTAL COMMON STOCKS (Cost $111,898,151)		$108,202,242
SHORT TERM INVESTMENTS - 9.82%
Intesa Funding LLC
2.250%, due 07/01/2008	2,975,000	2,975,000	2.67%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	7,963,614	7,963,614	7.15%

TOTAL SHORT TERM INVESTMENTS (Cost $10,938,614)		$10,938,614
Total Investments (Financial Services Trust) (Cost $122,836,765) - 107.01%		$119,140,856	107.01%
Liabilities in Excess of Other Assets - (7.01)%		(7,801,708)	(7.01)%
TOTAL NET ASSETS - 100.00%		$111,339,148	100.00%

Franklin Templeton Founding Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.00%
Investment Companies - 100.00%
Global (Templeton) (f)	29,446,403	$452,002,293	33.26%
Income (Templeton) (f)	39,651,529	455,596,069	33.51%
Mutual Shares (Templeton) (f)	44,628,716	451,642,607	33.23%

TOTAL INVESTMENT COMPANIES (Cost $1,566,918,001)		$1,359,240,969
Total Investments (Franklin Templeton Founding Allocation Trust) (Cost $1,566,918,001) - 100.00%		$1,359,240,969	100.00%
Liabilities in Excess of Other Assets - 0.00%		(48,853)	0.00%
TOTAL NET ASSETS - 100.00%		$1,359,192,116	100.00%

Fundamental Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 94.67%
Basic Materials - 1.24%		$22,117,384	1.24%
Communications - 7.91%
Comcast Corp., Special Class A	2,257,334	42,347,586	2.38%
Grupo Televisa SA, SADR	822,900	19,436,898	1.09%
News Corp., Class A	1,489,300	22,399,072	1.26%
OTHER SECURITIES		56,803,030	3.18%
		140,986,586
Consumer, Cyclical - 9.21%
Bed Bath & Beyond, Inc. *	421,250	11,837,125	0.66%
Costco Wholesale Corp.	1,263,091	88,593,203	4.98%
CVS Caremark Corp.	714,907	28,288,870	1.59%
Harley-Davidson, Inc.	531,968	19,289,160	1.08%
OTHER SECURITIES		16,151,398	0.90%
		164,159,756
Consumer, Non-cyclical - 14.50%
Altria Group, Inc.	882,997	18,154,418	1.02%
Cardinal Health, Inc.	257,878	13,301,347	0.74%
Covidien, Ltd.	324,842	15,556,683	0.88%
Diageo PLC, SADR	320,319	23,661,965	1.32%
Express Scripts, Inc. *	195,200	12,242,944	0.69%
H & R Block, Inc.	829,890	17,759,646	1.00%
Heineken Holding NV	342,050	15,693,084	0.88%
Iron Mountain, Inc. *	855,809	22,721,729	1.27%
Moody’s Corp. (a)	359,799	12,391,478	0.70%
Philip Morris International, Inc.	882,997	43,611,223	2.44%
Procter & Gamble Company	323,030	19,643,454	1.11%
OTHER SECURITIES		43,671,384	2.45%
		258,409,355
Diversified - 0.75%
China Merchants Holdings International Company, Ltd.	3,434,405	13,279,978	0.75%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Energy - 20.59%
Canadian Natural Resources, Ltd.	348,445	$34,931,611	1.96%
China Coal Energy Company, H Shares	6,309,100	11,036,728	0.62%
ConocoPhillips	875,776	82,664,497	4.64%
Devon Energy Corp.	602,931	72,448,189	4.06%
EOG Resources, Inc.	514,682	67,526,278	3.79%
Occidental Petroleum Corp.	823,518	74,001,327	4.15%
Transocean, Inc. *	134,663	20,521,295	1.15%
OTHER SECURITIES		3,881,854	0.22%
		367,011,779
Financial - 27.88%
American Express Company	1,541,919	58,084,089	3.26%
American International Group, Inc.	1,453,517	38,460,060	2.16%
Ameriprise Financial, Inc.	270,327	10,994,199	0.62%
Aon Corp.	278,532	12,795,760	0.72%
Bank of New York Mellon Corp.	562,110	21,264,621	1.19%
Berkshire Hathaway, Inc., Class A *	594	71,725,500	4.02%
JP Morgan Chase & Company	1,597,738	54,818,391	3.08%
Loews Corp. (a)	940,889	44,127,694	2.48%
Merrill Lynch & Company, Inc. (a)	1,132,000	35,895,720	2.01%
Progressive Corp.	1,619,904	30,324,603	1.70%
Transatlantic Holdings, Inc.	273,600	15,450,192	0.87%
Wells Fargo & Company	1,180,834	28,044,808	1.57%
OTHER SECURITIES		74,989,488	4.20%
		496,975,125
Industrial - 6.77%
General Electric Company	771,200	20,583,328	1.15%
Sealed Air Corp.	1,254,602	23,849,983	1.34%
Tyco Electronics, Ltd.	328,612	11,770,882	0.66%
Tyco International, Ltd.	324,752	13,003,070	0.73%
OTHER SECURITIES		51,513,704	2.89%
		120,720,967
Technology - 5.82%
Agilent Technologies, Inc. *	564,800	20,072,992	1.13%
Dell, Inc. *	683,500	14,954,980	0.83%
Hewlett-Packard Company	300,716	13,294,654	0.75%
Microsoft Corp.	1,417,174	38,986,457	2.19%
Texas Instruments, Inc.	584,800	16,467,968	0.92%
		103,777,051

TOTAL COMMON STOCKS (Cost $1,583,522,570)		$1,687,437,981
CONVERTIBLE BONDS - 0.11%
Communications - 0.11%		1,996,444	0.11%

TOTAL CONVERTIBLE BONDS (Cost $2,000,000)		$1,996,444
SHORT TERM INVESTMENTS - 7.85%
Intesa Funding LLC
2.250%, due 07/01/2008		51,926,000	2.92%
San Paolo IMI US FINl CO
2.450%, due 07/03/2008	45,000,000	44,993,875	2.52%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	42,960,214	$42,960,214	2.41%

TOTAL SHORT TERM INVESTMENTS (Cost $139,880,089)		$139,880,089
Total Investments (Fundamental Value Trust) (Cost $1,725,402,659) - 102.63%		$1,829,314,514	102.63%
Liabilities in Excess of Other Assets - (2.63)%		(46,926,226)	(2.63)%
TOTAL NET ASSETS - 100.00%		$1,782,388,288	100.00%

Global Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 91.99%
Austria - 0.88%
Telekom Austria AG	300,000	$6,508,781	0.88%
Bermuda - 4.24%
Accenture, Ltd., Class A	407,760	16,603,988	2.24%
Tyco Electronics, Ltd.	305,820	10,954,472	1.48%
OTHER SECURITIES		3,858,779	0.52%
		31,417,239
Cayman Islands - 1.16%
Seagate Technology	450,000	8,608,500	1.16%
Finland - 0.52%		3,837,151	0.52%
France - 6.91%
France Telecom SA	296,260	8,727,221	1.18%
Sanofi-Aventis SA	147,810	9,874,293	1.33%
Total SA	198,780	16,962,941	2.30%
Vivendi SA	244,660	9,283,445	1.25%
OTHER SECURITIES		6,325,719	0.85%
		51,173,619
Germany - 6.27%
Bayerische Motoren Werke (BMW) AG	147,950	7,116,318	0.96%
Deutsche Post AG	305,820	7,992,877	1.08%
Infineon Technologies AG *	764,560	6,656,806	0.90%
Siemens AG	122,330	13,582,335	1.83%
OTHER SECURITIES		11,086,062	1.50%
		46,434,398
Hong Kong - 0.68%		5,062,506	0.68%
India - 0.22%		1,624,365	0.22%
Ireland - 0.23%		1,677,412	0.23%
Italy - 4.01%
Eni SpA	305,820	11,411,517	1.54%
Intesa Sanpaolo SpA	1,550,000	8,852,548	1.19%
UniCredito Italiano SpA	1,350,000	8,262,916	1.12%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Global Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Italy (continued)
OTHER SECURITIES		$1,157,114	0.16%
		29,684,095
Japan - 4.34%
Toyota Motor Corp.	125,990	5,944,436	0.81%
OTHER SECURITIES		26,239,973	3.53%
		32,184,409
Netherlands - 4.23%
ING Groep NV	316,820	10,103,550	1.35%
Koninklijke (Royal) Philips Electronics NV	208,980	7,110,312	0.96%
Reed Elsevier NV	398,565	6,720,751	0.91%
Royal Dutch Shell PLC, A Shares	98,718	4,062,094	0.55%
OTHER SECURITIES		3,350,403	0.46%
		31,347,110
Norway - 0.36%		2,692,946	0.36%
Russia - 0.96%		7,122,400	0.96%
Singapore - 1.42%
Singapore Telecommunications, Ltd. (a)	3,364,000	8,950,557	1.21%
OTHER SECURITIES		1,592,736	0.21%
		10,543,293
South Korea - 3.11%
Samsung Electronics Company, Ltd.	20,730	12,385,880	1.67%
OTHER SECURITIES		10,665,676	1.44%
		23,051,556
Spain - 0.70%		5,154,823	0.70%
Sweden - 0.97%		7,160,151	0.97%
Switzerland - 2.30%
Novartis AG	203,880	11,226,323	1.51%
OTHER SECURITIES		5,853,017	0.79%
		17,079,340
Taiwan - 1.45%
Taiwan Semiconductor Manufacturing Company, Ltd. *	4,229,506	9,057,355	1.22%
OTHER SECURITIES		1,692,198	0.23%
		10,749,553
Turkey - 0.20%		1,513,637	0.20%
United Kingdom - 13.65%
Aviva PLC	800,000	7,983,332	1.08%
BP PLC	1,150,340	13,364,031	1.80%
British Sky Broadcasting Group PLC (a)	582,516	5,476,541	0.74%
GlaxoSmithKline PLC	458,730	10,169,715	1.37%
HSBC Holdings PLC (a)	550,000	8,528,007	1.15%
Royal Dutch Shell PLC, B Shares	203,880	8,203,185	1.11%
Vodafone Group PLC	3,562,120	10,582,501	1.43%
OTHER SECURITIES		$36,822,853	4.97%
		101,130,165
United States - 33.18%
American International Group, Inc.	271,980	7,196,591	0.97%
Amgen, Inc. *	326,210	15,384,064	2.08%
Boston Scientific Corp. *	733,980	9,020,614	1.22%
Comcast Corp., Special Class A	560,680	10,518,357	1.42%
Covidien, Ltd.	252,400	12,087,436	1.63%
El Paso Corp.	360,270	7,832,270	1.06%
Electronic Data Systems Corp.	393,810	9,703,478	1.31%
General Electric Company	482,300	12,872,587	1.74%
Microsoft Corp.	600,000	16,506,000	2.22%
News Corp., Class A	713,590	10,732,394	1.45%
Oracle Corp. *	815,530	17,126,129	2.30%
Pfizer, Inc.	662,620	11,575,971	1.56%
Quest Diagnostics, Inc.	142,710	6,917,154	0.93%
Sprint Nextel Corp.	1,019,420	9,684,490	1.31%
Time Warner, Inc.	866,500	12,824,200	1.73%
Tyco International, Ltd.	244,660	9,796,186	1.32%
United Parcel Service, Inc., Class B	152,910	9,399,378	1.27%
Viacom, Inc., Class B *	227,000	6,932,580	0.94%
OTHER SECURITIES		49,787,680	6.72%
		245,897,559

TOTAL COMMON STOCKS (Cost $776,026,855)		$681,655,008
SHORT TERM INVESTMENTS - 14.08%
Paribas Corp.
3.000%, due 07/01/2008	60,360,000	60,360,000	8.15%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	43,986,362	43,986,362	5.93%

TOTAL SHORT TERM INVESTMENTS (Cost $104,346,362)		$104,346,362
Total Investments (Global Trust) (Cost $880,373,217) - 106.07%		$786,001,370	106.07%
Liabilities in Excess of Other Assets - (6.07)%		(45,012,156)	(6.07)%
TOTAL NET ASSETS - 100.00%		$740,989,214	100.00%
The portfolio had the following top five industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Insurance		6.49%
Telecommunications Equipment & Services		6.19%
Banking		5.93%
International Oil		5.73%
Pharmaceuticals		5.50%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Global Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 71.35%
Australia - 1.10%		$3,125,317	1.10%
Austria - 0.19%		530,249	0.19%
Bermuda - 0.12%		337,212	0.12%
Canada - 1.05%		2,988,881	1.05%
Finland - 0.30%		856,491	0.30%
France - 1.79%
Total SA	28,953	2,470,712	0.86%
OTHER SECURITIES		2,632,590	0.93%
		5,103,302
Germany - 2.15%		6,131,536	2.15%
Greece - 0.21%		590,744	0.21%
Hong Kong - 0.54%		1,530,878	0.54%
Ireland - 0.61%		1,752,577	0.61%
Italy - 0.41%		1,181,578	0.41%
Japan - 3.86%		10,998,623	3.86%
Netherlands - 0.56%		1,604,870	0.56%
Norway - 0.22%		639,818	0.22%
Singapore - 0.22%		619,940	0.22%
Spain - 0.38%		1,094,879	0.38%
Sweden - 0.16%		458,908	0.16%
Switzerland - 2.86%
Nestle SA	40,000	1,807,449	0.63%
Novartis AG	31,058	1,710,159	0.60%
Roche Holdings AG - Genusschein	11,135	2,005,618	0.69%
OTHER SECURITIES		2,646,006	0.94%
		8,169,232
United Kingdom - 3.56%
BP PLC	188,205	2,186,465	0.76%
Vodafone Group PLC	648,526	1,926,670	0.68%
OTHER SECURITIES		6,027,043	2.12%
		10,140,178
United States - 51.06%
AFLAC, Inc.	31,400	1,971,920	0.69%
Allergan, Inc.	37,600	1,957,080	0.69%
Analog Devices, Inc.	64,400	2,045,988	0.72%
Baker Hughes, Inc.	34,700	3,030,698	1.06%
BorgWarner, Inc.	39,400	1,748,572	0.61%
Burlington Northern Santa Fe Corp.	29,700	2,966,733	1.04%
Carnival Corp.	43,600	1,437,056	0.50%
Chevron Corp.	20,300	2,012,339	0.71%
Citigroup, Inc.	150,500	2,522,380	0.88%
Comcast Corp., Class A	139,100	2,638,727	0.93%
Exelon Corp.	24,500	2,204,020	0.77%
Federal Home Loan Mortgage Corp.	61,900	1,015,160	0.36%
FedEx Corp.	29,100	2,292,789	0.80%
General Electric Company	122,100	3,258,849	1.14%
Genzyme Corp. *	34,300	2,470,286	0.87%
Halliburton Company	70,200	$3,725,513	1.31%
Illinois Tool Works, Inc.	49,900	2,370,749	0.83%
Intel Corp.	192,000	4,124,160	1.46%
Johnson & Johnson	35,900	2,309,806	0.81%
Johnson Controls, Inc.	59,100	1,694,988	0.59%
Marathon Oil Corp.	30,100	1,561,287	0.55%
Masco Corp.	94,700	1,489,631	0.52%
Medco Health Solutions, Inc. *	37,500	1,770,000	0.62%
Medtronic, Inc.	38,500	1,992,375	0.70%
Merck & Company, Inc.	47,000	1,771,430	0.62%
Microsoft Corp.	108,200	2,976,582	1.04%
Morgan Stanley	56,400	2,034,348	0.71%
News Corp., Class A	108,900	1,637,856	0.57%
PACCAR, Inc.	38,250	1,599,998	0.56%
Peabody Energy Corp.	24,500	2,157,225	0.76%
Principal Financial Group, Inc.	33,900	1,422,783	0.50%
Sempra Energy	25,300	1,428,185	0.50%
Sprint Nextel Corp.	234,495	2,227,703	0.78%
UBS Emerging Markets Equities Fund *	64,011	2,269,701	0.80%
UBS High Yield Fund *	658,905	14,077,968	4.95%
Wells Fargo & Company	132,600	3,149,250	1.10%
Wyeth	82,900	3,975,883	1.40%
OTHER SECURITIES		50,240,281	17.61%
		145,580,299

TOTAL COMMON STOCKS (Cost $219,488,818)		$203,435,512
U.S. TREASURY OBLIGATIONS - 5.01%
Treasury Inflation Protected Securities (i) - 1.16%
1.625%, Due 01/15/2018	2,060,692	2,093,373	0.73%
2.375%, due 04/15/2011		1,215,388	0.43%
		3,308,761
U.S. Treasury Bonds - 0.69%
4.750%, Due 02/15/2037	1,685,000	1,740,026	0.61%
8.125%, due 08/15/2019		233,734	0.08%
		1,973,760
U.S. Treasury Notes - 3.16%
4.750%, Due 08/15/2017	2,400,000	2,542,499	0.89%
1.750%, Due 03/31/2010	4,740,000	4,678,896	1.64%
2.750 to 4.875, due 3/31/2009 to 2/28/2013		1,792,399	0.63%
		9,013,794

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,343,505)		$14,296,315

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.27%
Federal Home Loan Mortgage Corp. - 2.06%
5.500%, Due 04/01/2037	1,444,409	$1,426,128	0.50%
2.375% to 6.50%, due 5/28/2010 to 2/1/2038		4,455,409	1.44%
		5,881,537
Federal National Mortgage Association - 4.64%
2.75% to 7.50%, due 7/12/2010 to 7/25/2041 **		13,209,711	4.64%
Government National Mortgage Association - 0.57%		1,638,058	0.57%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $20,677,358)		$20,729,306
FOREIGN GOVERNMENT OBLIGATIONS - 3.68%
Austria - 0.21%		589,141	0.21%
Canada - 0.17%		491,336	0.17%
France - 0.32%		905,711	0.32%
Germany - 0.06%		164,419	0.06%
Italy - 1.48%
Republic of Italy
4.250%, due 08/01/2013	1,167,000	1,776,143	0.62%
2.100% to 6.500%, due 5/1/2009 to 2/1/2037		2,445,934	0.86%
		4,222,077
Japan - 0.66%		1,878,515	0.66%
Netherlands - 0.12%		342,507	0.12%
Poland - 0.13%		380,885	0.13%
Spain - 0.22%		639,593	0.22%
Sweden - 0.07%		200,030	0.07%
United Kingdom - 0.24%		687,052	0.24%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $10,227,693)		$10,501,266
CORPORATE BONDS - 4.46%
Canada - 0.06%		180,381	0.06%
Cayman Islands - 0.04%		107,387	0.04%
France - 0.01%		31,771	0.01%
Germany - 0.48%		1,372,691	0.48%
Ireland - 0.04%		123,484	0.04%
Italy - 0.04%		126,161	0.04%
Luxembourg - 0.10%		278,671	0.10%
Netherlands - 0.18%		509,827	0.18%
Switzerland - 0.05%		139,623	0.05%
United Kingdom - 0.39%		1,117,962	0.39%
United States - 3.07%
Burlington Northern Santa Fe
7.082%, due 05/13/2029	25,000	$25,692	0.01%
Citigroup
5.50% to 6.875%, due 11/18/2015 to 3/5/2038		614,795	0.22%
Comcast
6.30% to 6.750%, due 1/30/2011 to 11/15/2017		312,832	0.11%
General Electric
5.625% to 6.000%, due 6/15/2012 to 1/14/2038		589,455	0.21%
Wells Fargo
5.950%, due 08/26/2036	500,000	468,105	0.16%
OTHER SECURITIES		6,725,183	2.36%
		8,736,062

TOTAL CORPORATE BONDS (Cost $13,113,680)		$12,724,020
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.29%
United States - 4.29%
Citigroup Commercial Mortgage Trust
5.431%, due 10/15/2049	325,000	308,051	0.11%
Federal Home Loan Mortgage
6.000%, due 04/15/2032	475,000	483,878	0.17%
GE Capital Commercial Mortgage
5.518%, due 03/10/2044	425,000	406,260	0.14%
Wells Fargo
6.000% to 6.005%, due 7/25/2037 to 8/25/2037 (g)		1,135,851	0.40%
OTHER SECURITIES		9,902,283	3.47%
		12,236,323

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,804,435)		$12,236,323
ASSET BACKED SECURITIES - 0.80%
United States - 0.80%		2,292,353	0.80%

TOTAL ASSET BACKED SECURITIES (Cost $4,001,863)		$2,292,353
SUPRANATIONAL OBLIGATIONS - 0.44%
France - 0.09%		265,992	0.09%
Luxembourg - 0.35%		988,653	0.35%

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,203,602)		$1,254,645

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
REPURCHASE AGREEMENTS - 1.81%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $5,163,258 on 07/01/2008, collateralized by $5,245,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $5,271,225, including interest)
	5,163,000	$5,163,000	1.81%

TOTAL REPURCHASE AGREEMENTS (Cost $5,163,000)		$5,163,000
SHORT TERM INVESTMENTS - 0.50%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	1,413,637	1,413,637	0.50%

TOTAL SHORT TERM INVESTMENTS (Cost $1,413,637)		$1,413,637
Total Investments (Global Allocation Trust) (Cost $304,437,591) - 99.62%		$284,046,377	99.62%
Assets in Excess of Other Liabiliites - 0.38%		1,094,468	0.38%
TOTAL NET ASSETS - 100.00%		$285,140,845	100.00%
The portfolio had the following top five industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Mutual Funds		5.73%
Banking		5.34%
Financial Services		5.33%
Petroleum Securities		3.31%
Semiconductors		3.23%

Global Real Estate Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 94.82%
Australia - 9.11%
General Property Trust, Ltd.	2,406,321	$5,121,137	0.78%
Macquarie Goodman Group, Ltd. (a)	1,841,047	5,453,600	0.83%
Stockland Company, Ltd. (a)	1,037,132	5,358,987	0.82%
Westfield Group (a)	1,706,399	26,631,455	4.06%
OTHER SECURITIES		17,225,737	2.62%
		59,790,916
Austria - 0.36%		2,364,038	0.36%
Brazil - 1.07%		7,007,747	1.07%
Canada - 2.12%
Boardwalk Real Estate Investment Trust	170,880	6,393,128	0.97%
OTHER SECURITIES		7,507,739	1.15%
		13,900,867
China - 0.45%		2,980,627	0.45%
Finland - 0.61%		3,993,989	0.61%
France - 4.57%
Unibail-Rodamco, REIT (a)	80,000	$18,520,554	2.82%
OTHER SECURITIES		11,512,779	1.75%
		30,033,333
Germany - 0.18%		1,174,200	0.18%
Guernsey - 0.23%		1,515,997	0.23%
Hong Kong - 12.18%
China Overseas Land & Investment, Ltd. (a)	5,108,666	8,071,918	1.23%
China Resources Land, Ltd. (a)	3,453,000	4,782,763	0.73%
Hang Lung Properties, Ltd. (a)	2,715,408	8,706,300	1.33%
Henderson Land Development Company, Ltd.	1,382,000	8,613,960	1.31%
Kerry Properties, Ltd. (a)	1,615,233	8,482,964	1.29%
New World Development Company, Ltd. (a)	3,873,038	7,887,889	1.20%
Sun Hung Kai Properties, Ltd. (a)	2,304,185	31,265,225	4.76%
OTHER SECURITIES		2,136,091	0.33%
		79,947,110
India - 0.06%		404,872	0.06%
Japan - 13.96%
Japan Real Estate Investment Corp., REIT (a)	964	10,167,914	1.55%
Mitsubishi Estate Company, Ltd. (a)	1,323,000	30,276,311	4.62%
Mitsui Fudosan Company, Ltd. (a)	1,196,000	25,567,830	3.89%
Nippon Building Fund, Inc., REIT (a)	842	9,911,946	1.51%
Sumitomo Realty & Development Company, Ltd. (a)	486,000	9,657,296	1.47%
OTHER SECURITIES		6,056,166	0.92%
		91,637,463
Netherlands - 0.54%		3,528,345	0.54%
Norway - 0.11%		697,754	0.11%
Philippines - 0.07%		466,317	0.07%
Singapore - 5.30%
Capitaland, Ltd. (a)	2,140,000	8,965,492	1.37%
CapitaMall Trust * (a)	2,349,000	5,162,258	0.79%
Hong Kong Land Holdings, Ltd. (a)	2,724,000	11,549,760	1.75%
OTHER SECURITIES		9,115,791	1.39%
		34,793,301
South Africa - 0.26%		1,721,584	0.26%
Sweden - 0.59%		3,848,671	0.59%
Switzerland - 0.36%		2,376,780	0.36%
United Kingdom - 9.36%
British Land Company PLC	300,000	4,233,676	0.64%
Derwent Valley Holdings PLC (a)	200,000	4,015,568	0.61%
Hammerson PLC (a)	400,000	7,110,903	1.08%
Land Securities Group PLC (a)	300,000	7,361,876	1.13%
Segro PLC, REIT	800,000	6,270,342	0.95%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Global Real Estate Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United Kingdom (continued)
OTHER SECURITIES		$32,487,925	4.95%
		61,480,290
United States - 33.33%
Avalon Bay Communities, Inc., REIT	165,050	14,715,857	2.24%
BioMed Realty Trust, Inc., REIT	311,310	7,636,434	1.16%
Boston Properties, Inc., REIT	130,350	11,760,177	1.79%
BRE Properties, Inc., Class A, REIT	130,650	5,654,532	0.86%
Digital Realty Trust, Inc., REIT (a)	129,320	5,290,481	0.81%
Equity Lifestyle Properties, Inc., REIT	114,540	5,039,760	0.77%
Equity Residential, REIT	213,150	8,157,251	1.24%
Federal Realty Investment Trust, REIT	131,200	9,052,800	1.38%
General Growth Properties, Inc., REIT	406,600	14,243,198	2.17%
Host Hotels & Resorts, Inc., REIT	541,230	7,387,790	1.13%
Nationwide Health Properties, Inc., REIT (a)	201,525	6,346,022	0.97%
Post Properties, Inc., REIT	155,950	4,639,513	0.71%
ProLogis, REIT	384,580	20,901,922	3.17%
Public Storage, Inc., REIT	124,910	10,091,479	1.54%
Regency Centers Corp., REIT	165,590	9,789,681	1.49%
Senior Housing Properties Trust, REIT	275,555	5,381,589	0.82%
Simon Property Group, Inc., REIT	245,355	22,054,960	3.35%
Tanger Factory Outlet Centers, Inc., REIT (a)	118,930	4,273,155	0.65%
Taubman Centers, Inc., REIT	98,750	4,804,188	0.73%
Ventas, Inc., REIT	204,528	8,706,757	1.33%
Vornado Realty Trust, REIT	175,321	15,428,247	2.35%
OTHER SECURITIES		17,579,357	2.67%
		218,935,150

TOTAL COMMON STOCKS (Cost $713,143,185)		$622,599,351
CONVERTIBLE BONDS - 0.03%
Germany - 0.03%		194,498	0.03%

TOTAL CONVERTIBLE BONDS (Cost $247,207)		$194,498
REPURCHASE AGREEMENTS - 2.34%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $15,365,768 on 07/01/2008, collateralized by $15,595,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $15,672,975, including interest)
	15,365,000	15,365,000	2.34%

TOTAL REPURCHASE AGREEMENTS (Cost $15,365,000)		$15,365,000
SHORT TERM INVESTMENTS - 25.70%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	168,728,153	$168,728,153	25.70%

TOTAL SHORT TERM INVESTMENTS (Cost $168,728,153)		$168,728,153
Total Investments (Global Real Estate Trust) (Cost $897,483,545) - 122.89%		$806,887,002	122.89%
Liabilities in Excess of Other Assets - (22.89)%		(150,304,790)	(22.89)%
TOTAL NET ASSETS - 100.00%		$656,582,212	100.00%
The portfolio had the following top five industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Real Estate		91.65%
Building Materials & Construction		1.73%
Investment Companies		0.89%
Retail Grocery		0.23%
Hotels & Restaurants		0.22%

Growth Equity Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.27%
Basic Materials - 6.12%
Freeport-McMoRan Copper & Gold, Inc., Class B	68,150	$7,986,499	1.65%
Monsanto Company	113,250	14,319,330	2.97%
The Mosaic Company *	50,200	7,263,940	1.50%
		29,569,769
Communications - 14.72%
Amazon.com, Inc. *	84,700	6,211,051	1.29%
America Movil SA de CV, Series L, ADR	123,600	6,519,900	1.35%
Cisco Systems, Inc. *	497,750	11,577,665	2.40%
Corning, Inc.	316,750	7,301,087	1.50%
Google, Inc., Class A *	26,250	13,818,525	2.86%
Omnicom Group, Inc.	176,050	7,901,124	1.64%
QUALCOMM, Inc.	163,900	7,272,243	1.51%
OTHER SECURITIES		10,512,400	2.17%
		71,113,995
Consumer, Cyclical - 4.79%
CVS Caremark Corp.	168,050	6,649,739	1.38%
NIKE, Inc., Class B	208,900	12,452,529	2.57%
OTHER SECURITIES		4,061,987	0.84%
		23,164,255
Consumer, Non-cyclical - 20.58%
Abbott Laboratories	140,700	7,452,879	1.54%
Alcon, Inc.	74,550	12,135,994	2.51%
Allergan, Inc.	93,800	4,882,290	1.01%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Growth Equity Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Celgene Corp. *	114,300	$7,300,341	1.51%
Genentech, Inc. *	63,950	4,853,805	1.01%
Gilead Sciences, Inc. *	224,150	11,868,742	2.46%
PepsiCo, Inc.	155,600	9,894,604	2.05%
Procter & Gamble Company	162,800	9,899,868	2.05%
Teva Pharmaceutical Industries, Ltd., SADR	105,000	4,809,000	1.00%
Visa, Inc. *	62,000	5,041,220	1.04%
OTHER SECURITIES		21,255,063	4.40%
		99,393,806
Energy - 12.09%
CONSOL Energy, Inc.	92,250	10,366,133	2.15%
Pioneer Natural Resources Company	92,350	7,229,158	1.49%
Quicksilver Resources, Inc. *	164,450	6,354,348	1.32%
Schlumberger, Ltd.	63,300	6,800,319	1.41%
Transocean, Inc. *	110,700	16,869,573	3.49%
Weatherford International, Ltd. *	217,600	10,790,784	2.23%
		58,410,315
Financial - 7.72%
Blackrock, Inc.	44,250	7,832,250	1.62%
Charles Schwab Corp.	544,800	11,190,192	2.32%
IntercontinentalExchange, Inc. *	72,150	8,225,100	1.70%
State Street Corp.	83,300	5,330,367	1.10%
T. Rowe Price Group, Inc.	83,900	4,737,833	0.98%
		37,315,742
Industrial - 13.20%
ABB, Ltd., SADR *	188,350	5,334,072	1.10%
McDermott International, Inc. *	145,650	9,014,278	1.87%
Norfolk Southern Corp.	139,850	8,764,400	1.81%
Owens-Illinois, Inc. *	111,750	4,658,858	0.96%
Precision Castparts Corp.	79,450	7,656,597	1.58%
SPX Corp.	41,400	5,453,621	1.14%
United Technologies Corp.	82,450	5,087,165	1.06%
OTHER SECURITIES		17,798,180	3.68%
		63,767,171
Technology - 17.54%
Adobe Systems, Inc. *	123,250	4,854,818	1.00%
Apple, Inc. *	69,900	11,704,056	2.41%
Broadcom Corp., Class A *	185,800	5,070,482	1.05%
Hewlett-Packard Company	216,200	9,558,202	1.98%
Intel Corp.	429,300	9,221,364	1.91%
Microsoft Corp.	346,750	9,539,092	1.97%
NVIDIA Corp. *	278,650	5,216,328	1.08%
Oracle Corp. *	479,850	10,076,849	2.10%
OTHER SECURITIES		19,511,758	4.04%
		84,752,949
Utilities - 1.51%
Entergy Corp.	60,600	$7,301,088	1.51%

TOTAL COMMON STOCKS (Cost $502,232,608)		$474,789,090
REPURCHASE AGREEMENTS - 1.68%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $8,136,407 on 07/01/2008, collateralized by $7,590,000 Federal Home Loan Mortgage Corp., 6.875% due 09/15/2010 (valued at $8,301,563, including interest)
	8,136,000	8,136,000	1.68%

TOTAL REPURCHASE AGREEMENTS (Cost $8,136,000)		$8,136,000
SHORT TERM INVESTMENTS - 0.76%

TOTAL SHORT TERM INVESTMENTS (Cost $3,688,193)		$3,688,193
Total Investments (Growth Equity Trust) (Cost $514,056,801) - 100.71%		$486,613,283	100.71%
Liabilities in Excess of Other Assets - (0.71)%		(3,421,658)	(0.71)%
TOTAL NET ASSETS - 100.00%		$483,191,625	100.00%

Health Sciences Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 101.56%
Basic Materials - 3.06%
Monsanto Company	35,400	$4,475,976	2.07%
OTHER SECURITIES		2,151,666	0.99%
		6,627,642
Consumer, Cyclical - 1.59%
CVS Caremark Corp.	67,645	2,676,712	1.23%
OTHER SECURITIES		760,584	0.36%
		3,437,296
Consumer, Non-cyclical - 90.52%
Acorda Therapeutics, Inc. *	48,661	1,597,541	0.74%
Alcon, Inc.	14,400	2,344,176	1.08%
Alexion Pharmaceuticals, Inc. *	106,400	7,714,000	3.56%
Alkermes, Inc. *	134,300	1,659,948	0.77%
Amgen, Inc. *	38,700	1,825,092	0.84%
Barr Pharmaceuticals, Inc. *	35,000	1,577,800	0.73%
Baxter International, Inc.	66,300	4,239,222	1.95%
BioMarin Pharmaceutical, Inc. *	142,200	4,120,956	1.90%
C.R. Bard, Inc.	17,500	1,539,125	0.71%
Celgene Corp. *	49,466	3,159,393	1.46%
Cephalon, Inc. *	62,800	4,188,132	1.92%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Charles River Laboratories International, Inc. *	53,500	$3,419,720	1.58%
Conceptus, Inc. *	116,700	2,157,783	1.00%
Cougar Biotechnology, Inc. *	62,016	1,477,841	0.68%
Covance, Inc. *	27,800	2,391,356	1.10%
Covidien, Ltd.	56,425	2,702,193	1.25%
DaVita, Inc. *	28,600	1,519,518	0.70%
Elan Corp. PLC, SADR *	160,200	5,695,110	2.63%
Genentech, Inc. *	50,900	3,863,310	1.78%
Gilead Sciences, Inc. *	246,296	13,041,373	6.03%
Henry Schein, Inc. *	54,300	2,800,251	1.29%
Illumina, Inc. *	39,700	3,458,267	1.60%
ImClone Systems, Inc. *	39,200	1,586,032	0.73%
Immucor, Inc. *	66,775	1,728,137	0.80%
Incyte Corp. *	231,300	1,760,193	0.81%
McKesson Corp.	45,300	2,532,723	1.17%
Medco Health Solutions, Inc. *	55,500	2,619,600	1.21%
Medtronic, Inc.	34,200	1,769,850	0.82%
Merck & Company, Inc.	94,500	3,561,705	1.64%
Merck KGAA *	15,987	2,272,667	1.05%
Onyx Pharmaceuticals, Inc. *	78,238	2,785,273	1.29%
OSI Pharmaceuticals, Inc. *	52,368	2,163,846	1.00%
Roche Holdings AG - Genusschein	18,627	3,355,066	1.55%
Schering-Plough Corp.	116,900	2,301,761	1.06%
Shire Pharmaceuticals Group PLC, ADR	35,400	1,739,202	0.80%
St. Jude Medical, Inc. *	57,400	2,346,512	1.08%
Stryker Corp.	40,700	2,559,216	1.18%
Teva Pharmaceutical Industries, Ltd., SADR	70,415	3,225,007	1.49%
The Medicines Company *	161,900	3,208,858	1.48%
Vertex Pharmaceuticals, Inc. *	105,304	3,524,525	1.63%
WellPoint, Inc. *	56,700	2,702,322	1.26%
Wyeth	108,468	5,202,125	2.41%
XenoPort, Inc. *	54,300	2,119,329	0.98%
Zimmer Holdings, Inc. *	21,700	1,476,685	0.68%
OTHER SECURITIES		63,133,969	29.10%
		196,166,710
Financial - 4.65%
Aetna, Inc.	38,350	1,554,326	0.72%
Assurant, Inc.	26,100	1,721,556	0.79%
CIGNA Corp.	74,500	2,636,555	1.22%
Humana, Inc. *	54,852	2,181,464	1.01%
OTHER SECURITIES		1,979,505	0.91%
		10,073,406
Industrial - 1.41%		3,048,290	1.41%
Technology - 0.33%		713,844	0.33%

TOTAL COMMON STOCKS (Cost $214,375,227)		$220,067,188
WARRANTS - 0.03%
Consumer, Non-cyclical - 0.03%		$66,377	0.03%

TOTAL WARRANTS (Cost $3,076)		$66,377
OPTIONS - 0.00%
Other - 0.00%		140	0.00%

TOTAL OPTIONS (Cost $11,984)		$140
REPURCHASE AGREEMENTS - 0.05%

TOTAL REPURCHASE AGREEMENTS (Cost $112,000)		$112,000
SHORT TERM INVESTMENTS - 0.29%

TOTAL SHORT TERM INVESTMENTS (Cost $638,914)		$638,914
Total Investments (Health Sciences Trust) (Cost $215,141,201) - 101.93%		$220,884,619	101.93%
Liabilities in Excess of Other Assets - (1.93)%		(4,180,916)	(1.93)%
TOTAL NET ASSETS - 100.00%		$216,703,703	100.00%

Income & Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 63.66%
Basic Materials - 3.82%
Allegheny Technologies, Inc.	39,900	$2,365,272	0.59%
Barrick Gold Corp. (a)	81,600	3,712,800	0.93%
Potash Corp. of Saskatchewan, Inc.	16,400	3,748,548	0.95%
OTHER SECURITIES		5,397,451	1.35%
		15,224,071
Communications - 9.11%
AT&T, Inc.	89,100	3,001,779	0.75%
Cisco Systems, Inc. *	163,600	3,805,336	0.96%
Google, Inc., Class A *	15,500	8,159,510	2.05%
QUALCOMM, Inc.	63,900	2,835,243	0.72%
Walt Disney Company	73,300	2,286,960	0.57%
OTHER SECURITIES		16,185,839	4.06%
		36,274,667
Consumer, Cyclical - 5.92%
Best Buy Company, Inc.	91,700	3,631,320	0.91%
Target Corp.	114,700	5,332,403	1.34%
OTHER SECURITIES		14,599,435	3.67%
		23,563,158
Consumer, Non-cyclical - 14.30%
Allergan, Inc.	37,900	1,972,695	0.50%
AstraZeneca PLC, SADR	64,200	2,730,425	0.68%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Baxter International, Inc.	80,200	$5,127,988	1.29%
Forest Laboratories, Inc. *	69,900	2,428,326	0.61%
Genentech, Inc. *	86,200	6,542,581	1.64%
Kraft Foods, Inc., Class A	115,989	3,299,887	0.83%
Medtronic, Inc.	44,800	2,318,400	0.58%
PepsiCo, Inc.	59,600	3,789,964	0.95%
Philip Morris International, Inc.	49,200	2,429,988	0.61%
UnitedHealth Group, Inc.	88,400	2,320,500	0.58%
OTHER SECURITIES		23,966,741	6.03%
		56,927,495
Energy - 5.49%
Chevron Corp.	20,755	2,057,443	0.52%
ConocoPhillips	27,100	2,557,969	0.64%
Marathon Oil Corp.	58,400	3,029,208	0.76%
Schlumberger, Ltd.	29,900	3,212,157	0.80%
Weatherford International, Ltd. *	56,200	2,786,959	0.71%
OTHER SECURITIES		8,208,320	2.06%
		21,852,056
Financial - 9.84%
American International Group, Inc.	102,775	2,719,426	0.69%
Federal Home Loan Mortgage Corp.	117,600	1,928,640	0.48%
Federal National Mortgage Association	112,500	2,194,875	0.55%
Goldman Sachs Group, Inc.	33,870	5,923,863	1.49%
Hudson City Bancorp, Inc.	135,300	2,256,804	0.57%
JP Morgan Chase & Company	184,616	6,334,174	1.59%
Wachovia Corp.	136,730	2,123,417	0.53%
Washington Mutual, Inc. (a)	183,400	904,162	0.23%
Wells Fargo & Company	167,500	3,978,125	1.00%
OTHER SECURITIES		10,809,501	2.71%
		39,172,987
Industrial - 6.91%
Fluor Corp.	14,300	2,660,944	0.67%
General Electric Company	136,200	3,635,178	0.91%
Illinois Tool Works, Inc.	44,000	2,090,440	0.53%
KLA-Tencor Corp.	77,400	3,150,954	0.79%
United Parcel Service, Inc., Class B	79,300	4,874,571	1.22%
OTHER SECURITIES		11,108,008	2.79%
		27,520,095
Technology - 7.40%
Applied Materials, Inc.	211,000	4,027,990	1.01%
Intel Corp.	90,200	1,937,496	0.49%
Microsoft Corp.	126,980	3,493,220	0.87%
SanDisk Corp. *	121,800	2,277,660	0.56%
OTHER SECURITIES		17,710,098	4.47%
		29,446,464
Utilities - 0.87%		3,474,067	0.87%

TOTAL COMMON STOCKS (Cost $281,107,165)		$253,455,060
PREFERRED STOCKS - 0.38%
Consumer, Non-cyclical - 0.13%		$533,596	0.13%
Financial - 0.25%
Washington Mutual, Inc., Series R, 7.75%	520	305,240	0.08%
OTHER SECURITIES		676,875	0.17%
		982,115

TOTAL PREFERRED STOCKS (Cost $1,880,417)		$1,515,711
U.S. TREASURY OBLIGATIONS - 3.77%
Treasury Inflation Protected Securities (i) - 0.01%
2.375%, due 01/15/2017	36,887	39,928	0.01%
U.S. Treasury Bonds - 1.62%
6.250%, due 08/15/2023	2,795,000	3,325,396	0.85%
4.750% to 8.875%, due 8/15/2017 to 5/15/2037		3,109,939	0.77%
		6,435,335
U.S. Treasury Notes - 2.14%
4.250%, due 09/30/2012	3,235,000	3,368,192	0.84%
2.750% to 7.250%, due 6/30/2009 to 5/15/2016		5,184,300	1.27%
		8,552,492

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,123,829)		$15,027,755
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.21%
Federal Agricultural Mortgage Corp. - 0.29%		1,158,025	0.29%
Federal Home Loan Bank - 0.69%		2,763,436	0.69%
Federal Home Loan Mortgage Corp. - 2.39%
5.000%, due 02/01/2038	3,093,279	2,967,857	0.74%
5.000% to 6.333%, due 7/18/2011 to 04/01/2038 ** (d)		6,566,040	1.65%
		9,533,897
Federal National Mortgage Association - 5.83%
6.000%, due 05/01/2038	4,830,232	4,878,912	1.24%
5.000%, due 03/01/2037	3,487,498	3,347,726	0.85%
5.000% to 7.500%, due 2/17/2009 to 10/1/2047 (e) (h)		14,932,254	3.74%
		23,158,892
Tennessee Valley Authority - 0.01%		37,303	0.01%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,855,518)		$36,651,553
FOREIGN GOVERNMENT OBLIGATIONS - 2.67%
Argentina - 0.03%		104,742	0.03%
Australia - 0.04%		149,303	0.04%
Brazil - 0.07%		288,193	0.07%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada - 0.04%		$144,912	0.04%
Colombia - 0.08%		299,139	0.08%
France - 0.14%		567,670	0.14%
Gabon - 0.04%		161,103	0.04%
Germany - 0.88%		3,532,779	0.88%
Japan - 0.47%
Government of Japan
1.500%, due 09/20/2014	200,000,000	1,910,002	0.47%
Mexico - 0.13%		525,985	0.13%
Netherlands - 0.18%		709,134	0.18%
Poland - 0.04%		172,590	0.04%
Russia - 0.14%		552,531	0.14%
South Korea - 0.05%		183,517	0.05%
Sweden - 0.12%		478,970	0.12%
United Kingdom - 0.22%		857,476	0.22%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $10,718,176)		$10,638,046
CORPORATE BONDS - 8.24%
Basic Materials - 0.13%		537,423	0.13%
Communications - 0.96%		3,820,548	0.96%
Consumer, Cyclical - 0.34%		1,337,046	0.34%
Consumer, Non-cyclical - 0.63%		2,497,504	0.63%
Diversified - 0.03%		135,747	0.03%
Energy - 0.81%		3,214,966	0.81%
Financial - 4.38%
Goldman Sachs Group, Inc.
5.875%, due 04/01/2018	545,000	528,737	0.13%
JP Morgan Chase
6.550% to 6.800%, due 9/29/2036 to 10/1/2037		534,850	0.13%
Washington Mutual
5.125% to 9.750%, due 1/15/2015 to 10/29/2049 (d) (g)		1,083,749	0.29%
OTHER SECURITIES		15,235,071	3.83%
		17,382,407
Industrial - 0.53%
General Electric
5.000%, due 02/01/2013	125,000	125,900	0.03%
OTHER SECURITIES		1,988,345	0.50%
		2,114,245
Technology - 0.06%		240,821	0.06%
Utilities - 0.37%		1,487,526	0.37%

TOTAL CORPORATE BONDS (Cost $35,867,405)		$32,768,233
CONVERTIBLE BONDS - 0.17%
Consumer, Cyclical - 0.17%		$694,073	0.17%

TOTAL CONVERTIBLE BONDS (Cost $979,049)		$694,073
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.47%
Federal Home Loan Mortgage
5.500% to 7.500%, due 7/25/2032 to 5/15/2037		561,854	0.14%
Federal National Mortgage Association
7.500%, due 01/25/2028	191,951	204,064	0.05%
General Electric
5.349% to 6.079%, due 5/15/2033 to 6/10/2038		889,966	0.23%
JP Morgan Chase
4.790% to 7.928%, due 8/25/2056 to 4/15/2045 (e)		2,794,986	0.70%
Washington Mutual
4.750% to 6.500%, due 7/25/2018 to 6/25/2037 (e)		2,132,348	0.54%
Wells Fargo
4.109% to 5.652%, due 12/25/2018 to 10/25/2036 (e)		3,122,105	0.80%
OTHER SECURITIES		20,033,346	5.01%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,316,669)		$29,738,669
ASSET BACKED SECURITIES - 2.90%
Washington Mutual
2.521% to 5.200%, due 10/15/2014 to 6/15/2015 (d) (g)		267,441	0.07%
OTHER SECURITIES		11,298,360	2.83%

TOTAL ASSET BACKED SECURITIES (Cost $13,232,588)		$11,565,801
SUPRANATIONAL OBLIGATIONS - 0.17%
Government - 0.17%		689,870	0.17%

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $680,307)		$689,870
REPURCHASE AGREEMENTS - 1.66%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $6,594,330 on 07/01/2008, collateralized by $6,655,000 Federal National Mortgage Association, 3.375% due 03/05/2010 (valued at $6,729,869, including interest)
	6,594,000	6,594,000	1.66%

TOTAL REPURCHASE AGREEMENTS (Cost $6,594,000)		$6,594,000

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS - 2.72%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	10,841,562	$10,841,562	2.72%

TOTAL SHORT TERM INVESTMENTS (Cost $10,841,562)		$10,841,562
Total Investments (Income & Value Trust) (Cost $446,196,685) - 103.02%		$410,180,333	103.02%
Liabilities in Excess of Other Assets - (3.02)%		(12,005,658)	(3.02)%
TOTAL NET ASSETS - 100.00%		$398,174,675	100.00%

International Core Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 94.80%
Australia - 4.11%
Woodside Petroleum, Ltd. (a)	133,460	$8,636,043	0.74%
OTHER SECURITIES		39,267,067	3.37%
		47,903,110
Austria - 0.24%		2,783,607	0.24%
Belgium - 0.79%		9,238,726	0.79%
Canada - 3.62%
Potash Corp. of Saskatchewan, Inc.	68,100	15,799,172	1.35%
Research In Motion, Ltd. *	70,200	8,239,912	0.70%
OTHER SECURITIES		18,180,588	1.57%
		42,219,672
Denmark - 0.86%
Novo Nordisk AS	83,675	5,476,343	0.47%
OTHER SECURITIES		4,504,341	0.39%
		9,980,684
Finland - 2.88%
Nokia AB Oyj	765,545	18,670,300	1.60%
OTHER SECURITIES		14,858,179	1.28%
		33,528,479
France - 10.91%
BNP Paribas SA	108,450	9,824,910	0.84%
France Telecom SA	211,322	6,225,119	0.53%
Sanofi-Aventis SA	470,693	31,444,156	2.70%
Total SA	481,283	41,070,404	3.54%
OTHER SECURITIES		38,543,508	3.30%
		127,108,097
Germany - 6.37%
E.ON AG	60,561	12,219,144	1.06%
K&S AG	12,243	7,060,800	0.61%
Volkswagen AG (a)	26,230	7,569,069	0.66%
OTHER SECURITIES		$47,336,842	4.04%
		74,185,855
Greece - 0.10%		1,170,625	0.10%
Hong Kong - 1.89%
CLP Holdings, Ltd. (a)	872,096	7,471,354	0.65%
Hong Kong Electric Holdings, Ltd. (a)	877,146	5,247,858	0.45%
OTHER SECURITIES		9,288,476	0.79%
		22,007,688
Ireland - 0.40%		4,639,910	0.40%
Italy - 3.26%
Eni SpA	869,577	32,447,822	2.79%
OTHER SECURITIES		5,489,427	0.47%
		37,937,249
Japan - 20.71%
Daiichi Sankyo Company, Ltd.	181,069	4,987,774	0.43%
Honda Motor Company, Ltd.	484,788	16,481,469	1.42%
Matsushita Electric Industrial Company, Ltd.	263,000	5,671,893	0.49%
Mitsubishi Corp.	248,805	8,200,946	0.70%
Nintendo Company, Ltd.	23,500	13,256,581	1.15%
Nippon Telegraph & Telephone Corp.	1,156	5,661,063	0.49%
Nissan Motor Company, Ltd. (a)	981,200	8,103,898	0.70%
NTT DoCoMo, Inc.	4,931	7,244,300	0.62%
Osaka Gas Company, Ltd.	1,453,880	5,326,170	0.46%
Seven & I Holdings Company, Ltd.	352,700	10,064,331	0.86%
Shin-Etsu Chemical Company, Ltd.	130,500	8,086,735	0.69%
Takeda Pharmaceutical Company, Ltd.	220,411	11,208,922	0.97%
OTHER SECURITIES		136,939,446	11.73%
		241,233,528
Luxembourg - 0.93%
ArcelorMittal	109,213	10,798,493	0.93%
Netherlands - 3.80%
Aegon NV	521,981	6,914,086	0.59%
Heineken NV	104,863	5,352,596	0.46%
ING Groep NV	514,003	16,391,816	1.42%
Royal Dutch Shell PLC, A Shares	196,556	8,087,941	0.69%
OTHER SECURITIES		7,466,521	0.64%
		44,212,960
Norway - 0.62%		7,217,681	0.62%
Singapore - 2.09%
Singapore Telecommunications, Ltd. (a)	3,161,210	8,410,997	0.72%
OTHER SECURITIES		15,901,214	1.37%
		24,312,211
Spain - 2.14%
Repsol YPF SA	195,076	7,687,655	0.66%
Telefonica SA	431,513	11,468,206	0.99%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Spain (continued)
OTHER SECURITIES		$5,717,511	0.49%
		24,873,372
Sweden - 1.05%
Hennes & Mauritz AB, B shares	94,125	5,102,875	0.43%
OTHER SECURITIES		7,161,945	0.62%
		12,264,820
Switzerland - 6.32%
ABB, Ltd. *	280,174	7,970,101	0.68%
Nestle SA	348,740	15,758,248	1.35%
Novartis AG	578,293	31,842,770	2.74%
Roche Holdings AG - Genusschein	32,826	5,912,568	0.51%
OTHER SECURITIES		12,147,534	1.04%
		73,631,221
United Kingdom - 21.71%
AstraZeneca Group PLC	457,582	19,522,924	1.68%
BG Group PLC	881,534	22,949,389	1.97%
British American Tobacco PLC	150,999	5,230,343	0.45%
GlaxoSmithKline PLC	2,331,254	51,682,229	4.43%
Rio Tinto PLC	219,565	26,279,784	2.26%
Royal Bank of Scotland Group PLC	3,364,135	14,406,828	1.24%
Royal Dutch Shell PLC, A Shares	341,576	14,035,990	1.21%
Royal Dutch Shell PLC, B Shares	58,725	2,362,821	0.20%
Vodafone Group PLC	9,470,192	28,134,456	2.41%
OTHER SECURITIES		68,324,448	5.86%
		252,929,212
United States - 0.00%		3,313	0.00%

TOTAL COMMON STOCKS (Cost $1,092,139,477)		$1,104,180,513
PREFERRED STOCKS - 0.42%
Germany - 0.42%		4,894,722	0.42%

TOTAL PREFERRED STOCKS (Cost $2,522,855)		$4,894,722
RIGHTS - 0.00%
United Kingdom - 0.00%		62,705	0.00%

TOTAL RIGHTS (Cost $0)		$62,705
REPURCHASE AGREEMENTS - 3.27%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $38,049,902 on 07/01/2008, collateralized by $38,765,000 Federal Home Loan Bank, 2.62% due 04/28/2009 (valued at $38,813,456, including interest)
	38,048,000	38,048,000	3.27%

TOTAL REPURCHASE AGREEMENTS (Cost $38,048,000)		$38,048,000
SHORT TERM INVESTMENTS - 9.40%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	109,544,263	$109,544,263	9.40%

TOTAL SHORT TERM INVESTMENTS (Cost $109,544,263)		$109,544,263
Total Investments (International Core Trust) (Cost $1,242,254,595) - 107.89%		$1,256,730,203	107.89%
Liabilities in Excess of Other Assets - (7.89)%		(91,938,219)	(7.89)%
TOTAL NET ASSETS - 100.00%		$1,164,791,984	100.00%
The portfolio had the following top five industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Pharmaceuticals		9.80%
International Oil		9.66%
Telecommunications Equipment & Services		7.31%
Drugs & Health Care		5.31%
Banking		5.17%

International Opportunities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.62%
Australia - 1.75%
CSL, Ltd. (a)	468,829	$16,045,106	1.75%
Brazil - 7.60%
Bovespa Holding SA	1,168,000	14,498,908	1.59%
Gafisa SA	484,591	8,361,167	0.91%
Petroleo Brasileiro SA, ADR	391,592	27,736,461	3.03%
Unibanco - Uniao De Bancos Brasileiros SA, ADR *	70,534	8,952,881	0.98%
OTHER SECURITIES		9,935,204	1.09%
		69,484,621
Canada - 6.73%
Potash Corp. of Saskatchewan, Inc.	115,212	26,334,006	2.88%
Research In Motion, Ltd. *	179,335	20,964,262	2.29%
Rogers Communications, Inc., Class B	366,848	14,232,134	1.56%
		61,530,402
Denmark - 3.48%
Vestas Wind Systems AS *	242,850	31,787,991	3.48%
France - 11.79%
Accor SA	136,759	9,136,043	1.00%
Alstom (a)	96,649	22,318,645	2.44%
AXA Group SA	589,554	17,506,303	1.91%
Cie Generale de Geophysique-Veritas * (a)	207,708	9,827,134	1.07%
Pinault-Printemps-Redoute SA	76,819	8,551,006	0.94%
Veolia Environnement SA (a)	502,077	28,165,360	3.08%
OTHER SECURITIES		12,331,896	1.35%
		107,836,387

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

International Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Germany - 5.83%
Commerzbank AG	329,421	$9,771,503	1.07%
Continental AG (a)	285,676	29,357,328	3.22%
GEA Group AG	270,239	9,547,728	1.04%
OTHER SECURITIES		4,607,553	0.50%
		53,284,112
Hong Kong - 5.80%
China Mobile, Ltd. (a)	1,572,500	21,135,400	2.32%
CNOOC, Ltd.	7,506,500	12,919,584	1.41%
OTHER SECURITIES		18,988,874	2.07%
		53,043,858
India - 1.41%
ICICI Bank, Ltd., SADR * (a)	449,538	12,928,713	1.41%
Israel - 1.74%
Teva Pharmaceutical Industries, Ltd., SADR	347,676	15,923,561	1.74%
Japan - 10.03%
Daikin Industries, Ltd.	205,275	10,361,859	1.13%
Marubeni Corp.	2,128,000	17,775,919	1.94%
Mizuho Financial Group, Inc.	2,016	9,416,923	1.03%
Nintendo Company, Ltd.	58,200	32,831,192	3.60%
OTHER SECURITIES		21,315,655	2.33%
		91,701,548
Mexico - 5.60%
America Movil SA de CV, Series L, ADR	708,453	37,370,895	4.08%
Cemex SA de CV, SADR *	562,021	13,881,919	1.52%
		51,252,814
Netherlands - 3.90%
ASML Holding NV	358,865	8,842,491	0.97%
Heineken NV	377,478	19,267,875	2.10%
OTHER SECURITIES		7,587,029	0.83%
		35,697,395
Singapore - 0.77%		7,073,576	0.77%
South Africa - 1.36%
MTN Group, Ltd.	783,926	12,464,724	1.36%
South Korea - 0.97%
Samsung Electronics Company, Ltd.	14,890	8,896,563	0.97%
Spain - 0.49%		4,470,933	0.49%
Switzerland - 15.49%
ABB, Ltd. *	741,759	21,100,794	2.31%
Actelion, Ltd. *	177,032	9,479,370	1.04%
Credit Suisse Group AG	700,328	32,152,497	3.53%
Holcim, Ltd. (a)	243,229	19,702,609	2.15%
Julius Baer Holding AG	219,522	14,827,486	1.62%
Lonza Group AG	185,162	25,683,966	2.81%
Nestle SA	410,900	18,567,025	2.03%
		141,513,747
Taiwan - 0.91%
Hon Hai Precision Industry Company, Ltd.	1,692,000	$8,333,740	0.91%
United Kingdom - 9.71%
BG Group PLC	765,676	19,933,204	2.18%
BHP Billiton PLC	323,683	12,378,773	1.35%
British Sky Broadcasting Group PLC	962,613	9,050,034	0.99%
Man Group PLC, ADR	814,535	10,123,970	1.11%
Reckitt Benckiser PLC	213,336	10,814,549	1.18%
Rio Tinto PLC	102,347	12,249,936	1.34%
Tesco PLC	1,300,197	9,564,119	1.05%
OTHER SECURITIES		4,631,638	0.51%
		88,746,223
United States - 1.26%
Las Vegas Sands Corp. * (a)	242,979	11,526,924	1.26%

TOTAL COMMON STOCKS (Cost $895,444,617)		$883,542,938
REPURCHASE AGREEMENTS - 3.29%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $30,071,504 on 07/01/2008, collateralized by $30,865,000 Federal National Mortgage Association, 5.55% due 07/10/2028 (valued at $30,672,094, including interest)
	30,070,000	30,070,000	3.29%

TOTAL REPURCHASE AGREEMENTS (Cost $30,070,000)		$30,070,000
SHORT TERM INVESTMENTS -15.19%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	138,901,784	138,901,784	15.19%

TOTAL SHORT TERM INVESTMENTS (Cost $138,901,784)		$138,901,784
Total Investments (International Opportunities Trust) (Cost $1,064,416,401) - 115.10%		$1,052,514,722	115.10%
Liabilities in Excess of Other Assets - (15.10)%		(138,083,961)	(15.10)%
TOTAL NET ASSETS - 100.00%		$914,430,761	100.00%
The portfolio had the following top five industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Financial Services		7.99%
Cellular Communications		7.76%
Banking		5.91%
Chemicals		5.69%
Industrial Machinery		4.60%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Cap Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.11%
Australia - 7.48%
Billabong International, Ltd. (a)	527,230	$5,458,631	1.32%
Downer EDI, Ltd. (a)	812,466	5,350,838	1.29%
Iluka Resources, Ltd.	2,248,236	10,151,325	2.45%
PaperlinX, Ltd. (a)	3,236,736	5,321,466	1.28%
OTHER SECURITIES		4,706,215	1.14%
		30,988,475
Belgium - 1.48%
Barco NV (a)	94,305	6,127,712	1.48%
Bermuda - 2.62%
People’s Food Holdings, Ltd.	10,853,370	8,216,509	1.98%
OTHER SECURITIES		2,663,103	0.64%
		10,879,612
Brazil - 1.52%
Companhia de Saneamento de Minas Gerais *	340,881	6,308,988	1.52%
Canada - 7.65%
ATS Automation Tooling Systems, Inc. *	1,412,860	10,253,177	2.48%
Biovail Corp.	487,200	4,744,431	1.14%
Dorel Industries, Inc., Class B	235,800	6,763,901	1.64%
GSI Group, Inc. *	553,778	4,297,317	1.04%
MDS, Inc. *	279,184	4,536,706	1.09%
OTHER SECURITIES		1,096,828	0.26%
		31,692,360
Cayman Islands - 0.20%		836,982	0.20%
China - 1.66%
Sinotrans, Ltd., Class H	19,971,000	4,917,672	1.19%
OTHER SECURITIES		1,968,153	0.47%
		6,885,825
Finland - 3.49%
Amer Sports Oyj, A Shares (a)	399,580	6,026,962	1.46%
Huhtamaki Oyj (a)	614,354	5,261,950	1.27%
OTHER SECURITIES		3,169,490	0.76%
		14,458,402
Germany - 1.83%
Jenoptik AG * (a)	873,341	7,603,931	1.83%
Hong Kong - 8.78%
Dah Sing Financial Group (a)	794,929	6,412,650	1.55%
Giordano International, Ltd. (a)	10,170,017	4,173,786	1.01%
Texwinca Holdings, Ltd.	9,497,324	7,917,227	1.91%
OTHER SECURITIES		17,892,210	4.31%
		36,395,873
Japan - 8.18%
Descente, Ltd. (a)	1,159,000	6,199,670	1.49%
Meitec Corp. (a)	211,366	5,991,540	1.45%
Nichii Gakkan Company, Ltd. (a)	508,900	6,700,026	1.61%
Sohgo Security Services Company, Ltd.	484,386	5,870,931	1.42%
USS Company, Ltd. (a)	84,380	5,570,502	1.34%
OTHER SECURITIES		$3,585,817	0.87%
		33,918,486
Luxembourg - 0.50%		2,069,404	0.50%
Netherlands - 4.21%
OPG Groep NV (a)	309,216	6,621,097	1.61%
SBM Offshore NV	142,928	5,274,777	1.27%
OTHER SECURITIES		5,535,936	1.33%
		17,431,810
Norway - 1.83%
Tomra Systems ASA (a)	1,144,880	7,597,766	1.83%
Philippines - 0.16%		682,116	0.16%
Singapore - 2.36%
Venture Corp., Ltd. (a)	1,057,000	7,621,307	1.84%
OTHER SECURITIES		2,164,419	0.52%
		9,785,726
South Korea - 10.10%
Daegu Bank	510,140	6,778,783	1.64%
Halla Climate Control Company, Ltd. (a)	788,730	7,841,683	1.88%
Pusan Bank (a)	511,650	6,847,761	1.65%
Sindo Ricoh Company, Ltd.	87,910	6,412,249	1.55%
Youngone Corp.	1,035,230	7,273,974	1.76%
OTHER SECURITIES		6,696,265	1.62%
		41,850,715
Sweden - 3.64%
D. Carnegie & Company AB	624,875	8,352,487	2.02%
Securitas Systems AB (a)	3,092,020	6,725,745	1.62%
		15,078,232
Switzerland - 2.04%
Verwaltungs & Privat Bank AG	32,967	8,455,146	2.04%
Taiwan - 11.37%
D-Link Corp.	4,513,972	6,097,350	1.47%
KYE System Corp. *	4,277,535	5,594,773	1.35%
Pihsiang Machinery Manufacturing Company, Ltd.	3,527,000	7,762,119	1.87%
Simplo Technology Company, Ltd.	996,200	4,955,892	1.20%
Ta Chong Bank, Ltd. *	23,391,000	7,821,917	1.89%
Test-Rite International Company, Ltd.	8,806,201	5,309,310	1.28%
OTHER SECURITIES		9,585,369	2.31%
		47,126,730
Thailand - 5.26%
Bank of Ayudhya PCL, NVDR *	9,686,000	6,373,321	1.54%
Glow Energy PCL	8,211,824	7,245,366	1.75%
Total Access Communication PCL (a)	5,101,205	8,161,928	1.97%
		21,780,615
United Kingdom - 10.44%
Bodycote International PLC	1,828,622	7,430,373	1.79%
Burberry Group PLC	649,531	5,860,769	1.41%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Cap Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United Kingdom (continued)
Game Group PLC	1,368,142	$7,916,510	1.90%
Henderson Group PLC (a)	2,149,898	4,710,500	1.14%
New Star Asset Management Group, Ltd.	2,233,062	4,514,642	1.09%
Yule Catto & Company PLC	2,654,692	6,530,367	1.58%
OTHER SECURITIES		6,323,199	1.53%
		43,286,360
United States - 1.31%
Steiner Leisure, Ltd. *	190,934	5,412,979	1.31%

TOTAL COMMON STOCKS (Cost $434,251,751)		$406,654,245
SHORT TERM INVESTMENTS - 17.31%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	68,750,009	68,750,009	16.59%
OTHER SECURITIES		2,975,000	0.72%

TOTAL SHORT TERM INVESTMENTS (Cost $71,725,009)		$71,725,009
Total Investments (International Small Cap Trust) (Cost $505,976,760) - 115.42%		$478,379,254	115.42%
Liabilities in Excess of Other Assets - (15.42)%		(63,908,342)	(15.42)%
TOTAL NET ASSETS - 100.00%		$414,470,912	100.00%
The portfolio had the following top five industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Apparel & Textiles		9.69%
Banking		8.75%
Industrial Machinery		6.07%
Computers & Business Equipment		4.98%
Electronics		4.81%

International Small Company Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.52%
Australia - 8.44%		$32,067,543	8.44%
Austria - 1.09%
Andritz AG	10,385	654,845	0.18%
OTHER SECURITIES		3,480,414	0.91%
		4,135,259
Belgium - 1.27%
Ackermans & Van Haaren NV	7,606	770,129	0.20%
OTHER SECURITIES		4,048,299	1.07%
		4,818,428
Canada - 10.57%
MDS, Inc. *	40,846	663,741	0.18%
OTHER SECURITIES		$39,480,949	10.39%
		40,144,690
Denmark - 1.03%		3,911,555	1.03%
Finland - 2.82%
Elisa Oyj, Class A	40,074	841,050	0.22%
KCI Konecranes Oyj	34,538	1,430,153	0.39%
Nokian Renkaat Oyj	18,660	896,068	0.24%
YIT Oyj	35,208	885,824	0.23%
OTHER SECURITIES		6,659,196	1.74%
		10,712,291
France - 5.13%
Arkema	18,171	1,027,076	0.26%
Atos Origin SA (a)	20,184	1,117,659	0.28%
Bourbon SA	12,068	750,329	0.20%
Gemalto NV *	20,955	762,789	0.20%
Neopost SA	7,534	797,239	0.21%
Nexans SA	7,554	932,086	0.25%
Valeo SA (a)	21,146	679,184	0.18%
OTHER SECURITIES		13,407,073	3.55%
		19,473,435
Germany - 6.15%
Bilfinger Berger AG	10,899	949,460	0.25%
Kloeckner & Company AG	12,664	725,375	0.19%
Lanxess AG	24,377	1,000,960	0.27%
Norddeutsche Affinerie AG	12,646	690,297	0.18%
Premiere AG *	28,934	637,317	0.17%
Qiagen AG *	50,645	1,025,431	0.28%
Rheinmetall AG	10,548	762,442	0.20%
Rhoen-Klinikum AG	21,973	697,789	0.18%
SGL Carbon AG *	12,222	858,043	0.23%
Stada Arzneimittel AG	15,945	1,145,272	0.31%
Symrise AG	30,578	664,381	0.17%
OTHER SECURITIES		14,207,424	3.72%
		23,364,191
Greece - 1.96%
Titan Cement Company SA	18,009	714,527	0.18%
OTHER SECURITIES		6,737,619	1.78%
		7,452,146
Hong Kong - 2.18%		8,270,359	2.18%
Ireland - 1.27%
Iaws Group PLC	39,087	978,496	0.26%
OTHER SECURITIES		3,839,347	1.01%
		4,817,843
Italy - 3.41%
Piccolo Credito Valtellinese Scrl	61,608	647,467	0.18%
Societa Cattolica di Assicurazioni Scrl (a)	15,421	679,828	0.19%
OTHER SECURITIES		11,619,562	3.04%
		12,946,857
Japan - 21.68%		82,347,600	21.68%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Netherlands - 1.90%
Aalberts Industries NV (a)	38,420	$725,886	0.18%
Imtech NV	32,481	763,517	0.19%
OTHER SECURITIES		5,726,304	1.53%
		7,215,707
New Zealand - 0.48%		1,812,699	0.48%
Norway - 1.88%		7,146,073	1.88%
Portugal - 0.56%		2,142,593	0.56%
Singapore - 1.53%		5,819,878	1.53%
South Korea - 0.00%		0	0.00%
Spain - 2.60%
Banco Pastor SA * (a)	49,815	705,883	0.19%
OTHER SECURITIES		9,166,794	2.41%
		9,872,677
Sweden - 2.30%		8,730,671	2.30%
Switzerland - 4.08%
Clariant AG * (a)	75,727	768,723	0.20%
Kuoni Reisen Holding AG, Series B	1,959	942,057	0.25%
Valiant Holding AG (a)	4,156	793,324	0.21%
Verwaltungs & Privat Bank AG	3,265	837,384	0.22%
OTHER SECURITIES		12,141,046	3.20%
		15,482,534
Taiwan - 0.00%		0	0.00%
United Kingdom - 16.82%
Aggreko PLC	47,192	690,425	0.18%
Amlin PLC	150,400	750,434	0.20%
Arm Holdings PLC, ADR	127,972	651,377	0.17%
Arriva PLC	59,967	818,201	0.22%
Carillion PLC	105,180	697,120	0.18%
De La Rue PLC	37,325	663,536	0.17%
Homeserve PLC	33,099	1,116,166	0.29%
Informa PLC	83,299	685,246	0.18%
Intermediate Capital Group PLC	26,294	710,711	0.19%
National Express Group PLC	37,359	708,417	0.19%
Premier Oil PLC *	21,398	702,404	0.18%
Weir Group PLC	35,685	666,722	0.18%
OTHER SECURITIES		55,049,760	14.49%
		63,910,519
United States - 0.37%		1,423,713	0.37%

TOTAL COMMON STOCKS (Cost $408,943,012)		$378,019,261
PREFERRED STOCKS - 0.01%
Australia - 0.01%		25,679	0.01%

TOTAL PREFERRED STOCKS (Cost $34,807)		$25,679
WARRANTS - 0.00%
Canada - 0.00%		1,272	0.00%
Hong Kong - 0.00%		$2,279	0.00%
New Zealand - 0.00%		679	0.00%
Singapore - 0.00%		827	0.00%
Switzerland - 0.00%		1,021	0.00%

TOTAL WARRANTS (Cost $5,843)		$6,078
RIGHTS - 0.01%
Australia - 0.00%		0	0.00%
France - 0.00%		4,577	0.00%
Germany - 0.00%		5,464	0.00%
Portugal - 0.01%		8,712	0.01%
Sweden - 0.00%		4,010	0.00%
United Kingdom - 0.00%		806	0.00%

TOTAL RIGHTS (Cost $0)		$23,569
CORPORATE BONDS - 0.00%
Denmark - 0.00%		11,071	0.00%

TOTAL CORPORATE BONDS (Cost $13,392)		$11,071
REPURCHASE AGREEMENTS - 0.51%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $1,924,096 on 07/01/2008, collateralized by $1,955,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $1,964,775, including interest)
	1,924,000	1,924,000	0.51%

TOTAL REPURCHASE AGREEMENTS (Cost $1,924,000)		$1,924,000
SHORT TERM INVESTMENTS - 18.19%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	69,087,260	69,087,260	18.19%

TOTAL SHORT TERM INVESTMENTS (Cost $69,087,260)		$69,087,260
Total Investments (International Small Company Trust) (Cost $480,008,314) - 118.24%		$449,096,918	118.24%
Liabilities in Excess of Other Assets - (18.24)%		(69,268,685)	(18.24)%
TOTAL NET ASSETS - 100.00%		$379,828,233	100.00%
The portfolio had the following top five industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Building Materials & Construction		5.86%
Banking		5.04%
Crude Petroleum & Natural Gas		4.39%
Food & Beverages		4.35%
Business Services		4.04%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

International Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.30%
Austria - 0.99%
Telekom Austria AG	671,200	$14,562,312	0.99%
Belgium - 1.08%
Belgacom SA	366,810	15,824,168	1.08%
Bermuda - 1.49%
ACE, Ltd.	395,542	21,790,409	1.49%
Canada - 0.31%		4,565,248	0.31%
China - 0.37%		5,477,199	0.37%
Finland - 1.66%		24,367,133	1.66%
France - 10.39%
AXA Group SA	834,891	24,791,376	1.69%
France Telecom SA	1,378,016	40,593,568	2.78%
Sanofi-Aventis SA	520,553	34,775,001	2.37%
Total SA	359,746	30,699,014	2.09%
OTHER SECURITIES		21,307,675	1.46%
		152,166,634
Germany - 7.51%
Bayerische Motoren Werke (BMW) AG	308,986	14,862,066	1.01%
Deutsche Post AG	639,141	16,704,517	1.14%
Muenchener Rueckversicherungs- Gesellschaft AG	120,454	21,100,340	1.44%
SAP AG	393,520	20,607,164	1.41%
Siemens AG	205,441	22,810,174	1.56%
OTHER SECURITIES		13,980,458	0.95%
		110,064,719
Hong Kong - 1.54%
Hutchison Whampoa, Ltd.	2,244,031	22,620,903	1.54%
Israel - 1.68%
Check Point Software Technologies, Ltd. *	1,038,511	24,581,555	1.68%
Italy - 3.42%
Eni SpA	683,757	25,514,044	1.73%
UniCredito Italiano SpA	2,960,617	18,120,985	1.24%
OTHER SECURITIES		6,542,646	0.45%
		50,177,675
Japan - 6.96%
Mitsubishi UFJ Financial Group, Inc.	1,653,000	14,648,707	1.00%
Sony Corp.	430,104	18,794,392	1.28%
USS Company, Ltd.	342,250	22,594,270	1.53%
OTHER SECURITIES		46,013,357	3.15%
		102,050,726
Netherlands - 5.38%
ING Groep NV	986,952	31,474,399	2.14%
Koninklijke (Royal) Philips Electronics NV	545,165	18,548,633	1.27%
Reed Elsevier NV	1,711,462	28,859,307	1.97%
		78,882,339
Norway - 2.29%
Telenor ASA	1,078,695	$20,289,598	1.38%
OTHER SECURITIES		13,330,795	0.91%
		33,620,393
Singapore - 3.43%
Flextronics International, Ltd. *	1,556,650	14,632,510	1.00%
Singapore Telecommunications, Ltd. (a)	8,784,000	23,371,490	1.60%
OTHER SECURITIES		12,230,944	0.83%
		50,234,944
South Korea - 3.85%
Samsung Electronics Company, Ltd.	62,253	37,195,282	2.53%
OTHER SECURITIES		19,292,553	1.32%
		56,487,835
Spain - 1.85%
Telefonica SA	1,018,867	27,078,157	1.85%
Sweden - 2.08%
Ericsson LM, Series B	1,596,064	16,643,197	1.14%
OTHER SECURITIES		13,847,393	0.94%
		30,490,590
Switzerland - 6.15%
Adecco SA	483,850	24,013,699	1.64%
Nestle SA	422,410	19,087,118	1.30%
Novartis AG	415,350	22,870,577	1.56%
OTHER SECURITIES		24,105,409	1.65%
		90,076,803
Taiwan - 7.23%
Chunghwa Telecom Company, Ltd., ADR *	839,500	21,298,115	1.45%
Compal Electronics, Inc.	11,909,103	12,869,192	0.88%
Compal Electronics, Inc., GDR (d)	447,649	2,323,298	0.16%
Lite-On Technology Corp.	17,802,093	17,917,634	1.22%
Mega Financial Holding Company, Ltd.	38,710,000	30,607,848	2.09%
Taiwan Semiconductor Manufacturing Company, Ltd. *	9,757,000	20,894,310	1.43%
		105,910,397
United Kingdom - 27.20%
Aviva PLC	1,768,360	17,646,757	1.20%
BP PLC	3,385,565	39,331,670	2.68%
British Sky Broadcasting Group PLC	1,595,113	14,996,501	1.02%
Centrica PLC	3,071,320	18,979,875	1.29%
Compass Group PLC (a)	4,224,667	31,934,546	2.18%
GlaxoSmithKline PLC	1,517,324	33,637,986	2.30%
Group 4 Securicor PLC	6,706,810	27,051,884	1.85%
HSBC Holdings PLC	1,915,120	29,591,996	2.02%
Old Mutual PLC	8,588,440	15,875,183	1.08%
Pearson PLC	1,583,921	19,387,057	1.32%
Royal Bank of Scotland Group PLC	5,362,346	22,964,119	1.57%
Royal Dutch Shell PLC, B Shares	781,726	31,453,025	2.15%
Vodafone Group PLC	11,324,238	33,642,536	2.30%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

International Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United Kingdom (continued)
OTHER SECURITIES		$62,066,261	4.24%
		398,559,396
United States - 0.44%		6,486,925	0.44%

TOTAL COMMON STOCKS (Cost $1,430,827,582)		$1,426,076,460
RIGHTS - 0.00%
Switzerland - 0.00%		10	0.00%
United Kingdom - 0.00%		52,626	0.00%

TOTAL RIGHTS (Cost $0)		$52,636
SHORT TERM INVESTMENTS - 9.75%
Paribas Corp.
2.500%, due 07/01/2008	22,215,000	22,215,000	1.52%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	120,724,307	120,724,307	8.23%

TOTAL SHORT TERM INVESTMENTS (Cost $142,939,307)		$142,939,307
Total Investments (International Value Trust) (Cost $1,573,766,889) - 107.05%		$1,569,068,403	107.05%
Liabilities in Excess of Other Assets - (7.05)%		(103,387,685)	(7.05)%
TOTAL NET ASSETS - 100.00%		$1,465,680,718	100.00%
The portfolio had the following top five industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Telecommunications Equipment & Services		15.40%
Insurance		9.97%
Electronics		7.55%
Financial Services		6.02%
International Oil		5.98%

Large Cap Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.54%
Communications - 9.25%
Comcast Corp., Class A	739,800	$14,034,006	2.37%
Interpublic Group of Companies, Inc. *	736,200	6,331,320	1.07%
News Corp., Class A	545,800	8,208,832	1.38%
Omnicom Group, Inc.	167,450	7,515,156	1.26%
Sprint Nextel Corp.	1,247,038	11,846,861	2.00%
Symantec Corp. *	344,115	6,658,625	1.12%
OTHER SECURITIES		267,836	0.05%
		54,862,636
Consumer, Cyclical - 10.43%
BorgWarner, Inc.	209,762	$9,309,237	1.58%
Carnival Corp. (a)	231,701	7,636,865	1.29%
Johnson Controls, Inc.	314,319	9,014,669	1.52%
PACCAR, Inc.	203,250	8,501,948	1.43%
Starwood Hotels & Resorts Worldwide, Inc.	152,000	6,090,640	1.03%
OTHER SECURITIES		21,316,111	3.58%
		61,869,470
Consumer, Non-cyclical - 20.42%
Allergan, Inc.	131,274	6,832,812	1.15%
Fortune Brands, Inc.	104,200	6,503,122	1.10%
Genzyme Corp. *	182,598	13,150,707	2.21%
Johnson & Johnson	190,792	12,275,556	2.07%
Medco Health Solutions, Inc. *	163,900	7,736,080	1.30%
Medtronic, Inc.	162,966	8,433,491	1.42%
Merck & Company, Inc.	250,200	9,430,037	1.59%
Schering-Plough Corp.	295,900	5,826,271	0.98%
Sysco Corp.	263,523	7,249,518	1.22%
Wyeth	440,782	21,139,905	3.56%
OTHER SECURITIES		22,567,607	3.82%
		121,145,106
Energy - 12.23%
Baker Hughes, Inc.	185,700	16,219,038	2.73%
Chevron Corp.	108,600	10,765,518	1.81%
EOG Resources, Inc.	46,400	6,087,680	1.03%
Halliburton Company	373,000	19,795,110	3.34%
Marathon Oil Corp.	160,100	8,304,387	1.40%
Peabody Energy Corp.	129,200	11,376,060	1.92%
		72,547,793
Financial - 15.52%
AFLAC, Inc.	166,800	10,475,040	1.76%
Citigroup, Inc.	800,466	13,415,810	2.26%
Hartford Financial Services Group, Inc.	102,962	6,648,256	1.12%
Morgan Stanley	286,787	10,344,407	1.74%
Principal Financial Group, Inc.	180,300	7,567,191	1.28%
Wells Fargo & Company	706,722	16,784,648	2.84%
OTHER SECURITIES		26,798,022	4.52%
		92,033,374
Industrial - 12.29%
Burlington Northern Santa Fe Corp.	132,750	13,260,398	2.24%
FedEx Corp.	155,417	12,245,305	2.06%
General Electric Company	649,400	17,332,486	2.91%
Illinois Tool Works, Inc.	265,352	12,606,874	2.13%
Masco Corp.	503,722	7,923,547	1.34%
OTHER SECURITIES		9,549,208	1.61%
		72,917,818
Mutual Funds - 0.26%
SPDR Trust Series 1	12,000	1,535,760	0.26%
Technology - 13.24%
Analog Devices, Inc.	342,500	10,881,225	1.83%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Technology (continued)
Dell, Inc. *	264,400	$5,785,072	0.97%
Intel Corp.	949,700	20,399,556	3.44%
Intuit, Inc. *	232,600	6,412,782	1.08%
Microsoft Corp.	533,600	14,679,336	2.48%
NetApp, Inc. *	302,900	6,560,814	1.11%
Xilinx, Inc.	272,309	6,875,802	1.16%
OTHER SECURITIES		6,937,647	1.17%
		78,532,234
Utilities - 4.90%
American Electric Power Company, Inc.	141,657	5,698,861	0.96%
Exelon Corp.	109,887	9,885,435	1.67%
Sempra Energy	134,386	7,586,090	1.28%
OTHER SECURITIES		5,868,458	0.99%
		29,038,844

TOTAL COMMON STOCKS (Cost $683,129,976)		$584,483,035
REPURCHASE AGREEMENTS - 1.33%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $7,861,393 on 07/01/2008, collateralized by $7,980,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $8,019,900, including interest)
	7,861,000	7,861,000	1.33%

TOTAL REPURCHASE AGREEMENTS (Cost $7,861,000)		$7,861,000
SHORT TERM INVESTMENTS - 2.39%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	14,197,345	14,197,345	2.39%

TOTAL SHORT TERM INVESTMENTS (Cost $14,197,345)		$14,197,345
Total Investments (Large Cap Trust) (Cost $705,188,321) - 102.26%		$606,541,380	102.26%
Liabilities in Excess of Other Assets - (2.26)%		(13,394,517)	(2.26)%
TOTAL NET ASSETS - 100.00%		$593,146,863	100.00%

Large Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.94%
Basic Materials - 7.45%
Biogen Idec, Inc. *	117,000	$6,539,130	0.93%
Dow Chemical Company	199,000	6,947,090	0.99%
Eli Lilly & Company	161,000	7,431,760	1.05%
Nucor Corp.	124,000	9,259,080	1.32%
Reliance Steel & Aluminum Company	91,000	$7,015,190	1.00%
The Mosaic Company *	47,000	6,800,900	0.96%
OTHER SECURITIES		8,498,550	1.20%
		52,491,700
Communications - 5.87%
AT&T, Inc.	245,000	8,254,050	1.18%
Symantec Corp. *	456,000	8,823,600	1.25%
Walt Disney Company	336,000	10,483,200	1.49%
OTHER SECURITIES		13,787,882	1.95%
		41,348,732
Consumer, Cyclical - 6.31%
McDonald’s Corp.	136,000	7,645,920	1.08%
Wal-Mart Stores, Inc.	174,000	9,778,800	1.39%
OTHER SECURITIES		27,049,550	3.84%
		44,474,270
Consumer, Non-cyclical - 12.53%
Amgen, Inc. *	205,000	9,667,800	1.37%
Johnson & Johnson	296,000	19,044,640	2.70%
McKesson Corp.	129,000	7,212,390	1.03%
Merck & Company, Inc.	227,000	8,555,630	1.21%
Pfizer, Inc.	1,174,000	20,509,780	2.91%
The Kroger Company	223,000	6,438,010	0.91%
WellPoint, Inc. *	151,000	7,196,660	1.02%
OTHER SECURITIES		9,736,440	1.38%
		88,361,350
Energy - 28.80%
Anadarko Petroleum Corp.	150,000	11,226,000	1.59%
Apache Corp.	92,000	12,788,000	1.81%
Chevron Corp.	306,000	30,333,780	4.30%
ConocoPhillips	259,000	24,447,010	3.47%
Devon Energy Corp.	116,000	13,938,560	1.98%
ENSCO International, Inc.	92,000	7,428,080	1.05%
Exxon Mobil Corp.	569,000	50,145,970	7.11%
Hess Corp.	55,000	6,940,450	0.98%
Marathon Oil Corp.	172,000	8,921,640	1.27%
Noble Energy, Inc.	85,000	8,547,600	1.21%
Occidental Petroleum Corp.	182,000	16,354,520	2.33%
OTHER SECURITIES		11,952,280	1.70%
		203,023,890
Financial - 15.79%
ACE, Ltd.	165,000	9,089,850	1.29%
Allstate Corp.	216,000	9,847,440	1.40%
Capital One Financial Corp.	226,000	8,590,260	1.22%
Chubb Corp.	184,000	9,017,840	1.28%
Hudson City Bancorp, Inc.	450,000	7,506,000	1.06%
JP Morgan Chase & Company	531,000	18,218,610	2.58%
MetLife, Inc.	169,000	8,918,130	1.27%
The Travelers Companies, Inc.	213,000	9,244,200	1.31%
Torchmark Corp.	133,000	7,800,450	1.11%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Large Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financial (continued)
OTHER SECURITIES		$23,048,480	3.27%
		111,281,260
Industrial - 13.79%
CSX Corp.	113,000	$7,097,530	1.01%
Deere & Company	98,000	7,068,740	1.00%
General Dynamics Corp.	127,000	10,693,400	1.51%
General Electric Company	595,000	15,880,550	2.25%
KLA-Tencor Corp.	178,000	7,246,380	1.03%
Northrop Grumman Corp.	104,000	6,957,600	0.99%
SPX Corp.	55,000	7,245,150	1.03%
United Technologies Corp.	116,000	7,157,200	1.01%
Waste Management, Inc.	183,000	6,900,930	0.98%
OTHER SECURITIES		20,996,567	2.98%
		97,244,047
Technology - 8.55%
Intel Corp.	415,000	8,914,200	1.26%
International Business Machines Corp.	59,000	6,993,270	1.00%
OTHER SECURITIES		44,345,449	6.29%
		60,252,919
Utilities - 0.85%		6,006,000	0.85%

TOTAL COMMON STOCKS (Cost $710,829,141)		$704,484,168
REPURCHASE AGREEMENTS - 0.08%

TOTAL REPURCHASE AGREEMENTS (Cost $597,000)		$597,000
SHORT TERM INVESTMENTS - 1.65%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	11,640,719	11,640,719	1.65%

TOTAL SHORT TERM INVESTMENTS (Cost $11,640,719)		$11,640,719
Total Investments (Large Cap Value Trust) (Cost $723,066,860) - 101.67%		$716,721,887	101.67%
Liabilities in Excess of Other Assets - (1.67)%		(11,784,002)	(1.67)%
TOTAL NET ASSETS - 100.00%		$704,937,885	100.00%

Managed Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 57.64%
Basic Materials - 2.04%
Eli Lilly & Company	124,400	$5,742,304	0.48%
Monsanto Company	73,200	9,255,408	0.78%
OTHER SECURITIES		9,392,766	0.78%
		24,390,478
Communications - 4.27%
Cisco Systems, Inc. *	529,100	$12,306,866	1.03%
eBay, Inc. *	203,000	5,547,990	0.46%
Google, Inc., Class A *	14,700	7,738,374	0.65%
QUALCOMM, Inc.	255,900	11,354,283	0.95%
Verizon Communications, Inc.	174,600	6,180,840	0.52%
OTHER SECURITIES		7,828,547	0.66%
		50,956,900
Consumer, Cyclical - 6.07%
Home Depot, Inc.	486,600	11,396,172	0.95%
Wal-Mart Stores, Inc.	502,400	28,234,880	2.37%
OTHER SECURITIES		32,873,676	2.75%
		72,504,728
Consumer, Non-cyclical - 19.69%
Altria Group, Inc.	260,100	5,347,656	0.45%
Express Scripts, Inc. *	99,800	6,259,456	0.52%
Johnson & Johnson	476,000	30,625,840	2.55%
Merck & Company, Inc.	442,300	16,670,287	1.39%
PepsiCo, Inc.	311,900	19,833,721	1.66%
Pfizer, Inc.	1,453,400	25,390,897	2.12%
Philip Morris International, Inc.	118,500	5,852,715	0.49%
Procter & Gamble Company	251,300	15,281,553	1.28%
The Coca-Cola Company	452,200	23,505,356	1.97%
UnitedHealth Group, Inc.	637,822	16,742,828	1.41%
Zimmer Holdings, Inc. *	113,800	7,744,090	0.65%
OTHER SECURITIES		62,041,259	5.20%
		235,295,658
Diversified - 0.09%		1,037,374	0.09%
Energy - 12.28%
Apache Corp.	43,500	6,046,500	0.50%
Chevron Corp.	329,500	32,663,335	2.73%
ConocoPhillips	127,352	12,020,755	1.01%
Exxon Mobil Corp.	507,200	44,699,538	3.75%
Occidental Petroleum Corp.	136,700	12,283,862	1.02%
Schlumberger, Ltd.	67,300	7,230,039	0.60%
OTHER SECURITIES		31,721,918	2.67%
		146,665,947
Financial - 3.45%
Allstate Corp.	119,400	5,443,446	0.47%
Bank of America Corp.	237,884	5,678,291	0.49%
Citigroup, Inc.	376,600	6,311,816	0.52%
Federal Home Loan Mortgage Corp.	25,300	414,920	0.03%
OTHER SECURITIES		23,299,436	1.94%
		41,147,909
Industrial - 3.49%
3M Company	101,700	7,077,303	0.59%
OTHER SECURITIES		34,571,734	2.90%
		41,649,037

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Technology - 6.16%
Apple, Inc. *	56,900	$9,527,336	0.80%
Microsoft Corp.	1,075,700	29,592,507	2.47%
Oracle Corp. *	510,200	10,714,200	0.89%
OTHER SECURITIES		23,766,499	2.00%
		73,600,542
Utilities - 0.10%		1,166,013	0.10%

TOTAL COMMON STOCKS (Cost $752,502,762)		$688,414,586
U.S. TREASURY OBLIGATIONS - 1.60%
U.S. Treasury Bonds - 0.82%
5.000%, due 05/15/2037	9,183,000	9,868,860	0.82%
U.S. Treasury Notes - 0.78%
3.875%, due 05/15/2018	7,231,000	7,164,338	0.60%
2.000 to 4.875%, due 6/30/2009 to 2/28/2010		2,114,365	0.18%
		9,278,703

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,050,649)		$19,147,563
U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.44%
Federal Home Loan Bank - 0.04%		509,355	0.04%
Federal Home Loan Mortgage Corp. - 0.74%
4.638 to 6.500%, due 7/15/2014 to 10/25/2041 ** (g)		8,842,513	0.74%
Federal National Mortgage Association - 12.57%
6.500% TBA **	4,854,000	5,048,160	0.42%
6.500% TBA **	7,733,000	7,954,116	0.67%
6.000%, due 05/01/2035	12,092,643	12,257,973	1.03%
6.000% TBA **	7,705,000	7,891,606	0.66%
6.000% TBA **	12,617,000	12,726,413	1.07%
5.500%, due 09/01/2034	13,432,253	13,302,128	1.11%
5.500% TBA **	10,050,000	10,116,738	0.85%
5.500% TBA **	9,590,000	9,449,147	0.79%
5.000%, due 12/01/2034	5,756,353	5,550,834	0.46%
5.000%, due 07/01/2035	7,060,966	6,793,422	0.57%
5.000% TBA **	15,520,000	15,345,399	1.28%
4.500% TBA **	14,430,000	13,950,879	1.17%
3.781 to 7.500%, due 12/1/2012 to 10/25/2041 ** (g)		29,726,442	2.49%
		150,113,257
Government National Mortgage Association - 0.09%		1,110,859	0.09%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $159,961,522)		$160,575,984
FOREIGN GOVERNMENT OBLIGATIONS - 0.03%
Mexico - 0.01%		103,598	0.01%
Peru - 0.02%		$278,750	0.02%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $355,355)		$382,348
CORPORATE BONDS - 15.50%
Basic Materials - 0.15%		1,825,296	0.15%
Communications - 1.69%		20,227,699	1.69%
Consumer, Cyclical - 0.59%		7,077,742	0.59%
Consumer, Non-cyclical - 0.89%
UnitedHealth Group
4.875 to 5.800%, due 2/15/2013 to 3/15/2036		1,177,607	0.10%
OTHER SECURITIES		9,425,158	0.79%
		10,602,765
Energy - 1.53%		18,288,846	1.53%
Financial - 8.57%		102,242,262	8.57%
Industrial - 0.24%		2,880,199	0.24%
Utilities - 1.84%		21,953,013	1.84%

TOTAL CORPORATE BONDS (Cost $200,531,922)		$185,097,822
MUNICIPAL BONDS - 0.14%
Government - 0.14%		1,650,000	0.14%

TOTAL MUNICIPAL BONDS (Cost $1,650,000)		$1,650,000
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.75%
Federal National Mortgage Association
7.500%, due 01/25/2028	31,992	34,011	0.00%
OTHER SECURITIES		56,691,568	4.75%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,037,869)		$56,725,579
ASSET BACKED SECURITIES - 3.73%
OTHER SECURITIES		44,499,103	3.73%

TOTAL ASSET BACKED SECURITIES (Cost $57,774,968)		$44,499,103
SUPRANATIONAL OBLIGATIONS - 0.21%
Financial - 0.02%		231,209	0.02%
Government - 0.19%		2,272,676	0.19%

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $2,538,799)		$2,503,885

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
REPURCHASE AGREEMENTS - 2.13%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $25,458,273 on 07/01/2008, collateralized by $11,355,000 Federal Home Loan Bank, 4.25% due 06/11/2010 (valued at $11,553,713, including interest) and $14,345,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $14,416,725, including interest)
	25,457,000	$25,457,000	2.13%

TOTAL REPURCHASE AGREEMENTS (Cost $25,457,000)		$25,457,000
SHORT TERM INVESTMENTS - 8.11%
Federal Home Loan Mortgage Corp.
zero coupon, due 07/17/2008		52,757,798	4.41%
Federal National Mortgage Association Discount Notes
2.000%, due 07/14/2008	41,225,000	41,193,738	3.45%
OTHER SECURITIES		2,950,104	0.25%

TOTAL SHORT TERM INVESTMENTS (Cost $96,901,640)		$96,901,640
Total Investments (Managed Trust) (Cost $1,379,762,486) - 107.28%		$1,281,355,510	107.28%
Liabilities in Excess of Other Assets - (7.28)%		(86,954,512)	(7.28)%
TOTAL NET ASSETS - 100.00%		$1,194,400,998	100.00%

Mid Cap Intersection Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.21%
Basic Materials - 7.20%
CF Industries Holdings, Inc.	30,500	$4,660,400	2.09%
Cleveland-Cliffs, Inc.	39,600	4,719,925	2.13%
FMC Corp.	19,920	1,542,605	0.70%
Reliance Steel & Aluminum Company	27,316	2,105,790	0.95%
OTHER SECURITIES		2,953,970	1.33%
		15,982,690
Communications - 4.84%
CenturyTel, Inc.	51,800	1,843,562	0.82%
McAfee, Inc. *	46,169	1,571,131	0.71%
Netflix, Inc. *	69,257	1,805,530	0.82%
OTHER SECURITIES		5,523,510	2.49%
		10,743,733
Consumer, Cyclical - 11.08%
Aeropostale, Inc. *	61,485	1,926,325	0.88%
BJ’s Wholesale Club, Inc. *	57,000	2,205,901	1.00%
BorgWarner, Inc.	46,200	2,050,356	0.93%
Ingram Micro, Inc., Class A *	143,076	2,539,599	1.14%
OTHER SECURITIES		$15,865,730	7.13%
		24,587,911
Consumer, Non-cyclical - 15.21%
Beckman Coulter, Inc.	33,455	2,259,216	1.01%
Cephalon, Inc. *	35,817	2,388,636	1.08%
ITT Educational Services, Inc. *	37,787	3,122,340	1.41%
Manpower, Inc.	77,384	4,506,844	2.03%
Universal Health Services, Inc., Class B	28,500	1,801,770	0.81%
Vertex Pharmaceuticals, Inc. *	75,156	2,515,472	1.14%
OTHER SECURITIES		17,166,204	7.73%
		33,760,482
Diversified - 0.52%		1,152,962	0.52%
Energy - 14.01%
Cimarex Energy Company	29,408	2,048,855	0.92%
Denbury Resources, Inc. *	47,400	1,730,100	0.78%
Encore Aquisition Company *	23,100	1,736,889	0.79%
National Fuel Gas Company	53,200	3,164,336	1.42%
Noble Energy, Inc.	51,160	5,144,650	2.33%
Pride International, Inc. *	37,330	1,765,336	0.79%
St. Mary Land & Exploration Company	26,800	1,732,352	0.78%
Unit Corp. *	61,000	5,061,170	2.28%
W&T Offshore, Inc.	30,600	1,790,406	0.81%
OTHER SECURITIES		6,911,333	3.11%
		31,085,427
Financial - 12.57%
Allied World Assurance Holdings, Ltd.	43,300	1,715,546	0.77%
Assurant, Inc.	53,400	3,522,264	1.59%
Axis Capital Holdings, Ltd.	72,500	2,161,225	0.97%
Everest Re Group, Ltd.	31,745	2,530,394	1.14%
Sunstone Hotel Investors, Inc., REIT	161,600	2,682,560	1.20%
UMB Financial Corp.	40,900	2,096,943	0.94%
Waddell & Reed Financial, Inc., Class A	73,190	2,562,382	1.16%
OTHER SECURITIES		10,630,688	4.80%
		27,902,002
Industrial - 16.83%
AGCO Corp. *	39,040	2,046,086	0.92%
Amphenol Corp., Class A	48,321	2,168,646	0.97%
Commercial Metals Company	42,366	1,597,198	0.72%
Flowserve Corp.	16,500	2,255,550	1.02%
Gardner Denver, Inc. *	34,200	1,942,560	0.88%
Joy Global, Inc.	26,000	1,971,580	0.89%
Parker-Hannifin Corp.	34,000	2,424,879	1.08%
Precision Castparts Corp.	20,980	2,021,843	0.91%
SPX Corp.	13,400	1,765,182	0.79%
OTHER SECURITIES		19,193,964	8.65%
		37,387,488
Technology - 9.07%
Activision, Inc. *	77,400	2,637,018	1.18%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Technology (continued)
BMC Software, Inc. *	64,500	$2,322,000	1.05%
Lam Research Corp. *	102,245	3,696,157	1.66%
OTHER SECURITIES		11,465,684	5.18%
		20,120,859
Utilities - 6.88%
Energen Corp.	29,500	2,301,885	1.04%
MDU Resources Group, Inc.	81,029	2,824,671	1.26%
Pepco Holdings, Inc.	81,692	2,095,400	0.95%
UGI Corp.	108,080	3,102,977	1.40%
OTHER SECURITIES		4,950,297	2.23%
		15,275,230

TOTAL COMMON STOCKS (Cost $214,794,736)		$217,998,784
REPURCHASE AGREEMENTS - 3.69%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $8,184,409 on 07/01/2008, collateralized by $8,310,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $8,351,550, including interest)
	8,184,000	8,184,000	3.69%

TOTAL REPURCHASE AGREEMENTS (Cost $8,184,000)		$8,184,000
Total Investments (Mid Cap Intersection Trust) (Cost $222,978,736) - 101.90%		$226,182,784	101.90%
Liabilities in Excess of Other Assets - (1.90)%		(4,227,864)	(1.90)%
TOTAL NET ASSETS - 100.00%		$221,954,920	100.00%

Mid Cap Stock Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.86%
Basic Materials - 9.83%
Cameco Corp. (a)	477,548	$20,472,483	1.85%
FMC Corp.	254,000	19,669,760	1.79%
Freeport-McMoRan Copper & Gold, Inc., Class B	109,890	12,878,009	1.16%
Kingboard Chemical Holdings, Ltd.	3,042,300	14,046,337	1.27%
Steel Dynamics, Inc.	342,100	13,365,847	1.21%
Terra Industries, Inc.	269,100	13,280,085	1.20%
United States Steel Corp.	80,900	14,948,702	1.35%
		108,661,223
Communications - 12.24%
Ariba, Inc. *	987,559	14,526,993	1.31%
Atheros Communications, Inc. *	485,600	14,568,000	1.32%
Equinix, Inc. * (a)	193,500	17,264,070	1.56%
Focus Media Holding, Ltd., ADR * (a)	466,100	$12,920,292	1.17%
McAfee, Inc. *	532,200	18,110,766	1.64%
Metropcs Communications, Inc. *	831,500	14,725,865	1.33%
VeriSign, Inc. *	503,300	19,024,740	1.72%
OTHER SECURITIES		24,216,448	2.19%
		135,357,174
Consumer, Cyclical - 13.50%
Advance Auto Parts, Inc.	365,300	14,184,599	1.28%
ASICS Corp.	1,028,300	11,214,120	1.01%
BJ’s Wholesale Club, Inc. *	438,789	16,981,135	1.53%
DreamWorks Animation SKG, Inc., Class A *	475,761	14,182,435	1.28%
Kinross Gold Corp. (a)	521,800	12,319,698	1.11%
Marvel Entertainment, Inc. * (a)	384,300	12,351,402	1.12%
Staples, Inc.	600,100	14,252,375	1.29%
The Gap, Inc.	688,300	11,473,961	1.04%
Titan International, Inc. (a)	319,300	11,373,466	1.03%
OTHER SECURITIES		30,963,570	2.81%
		149,296,761
Consumer, Non-cyclical - 24.23%
Cephalon, Inc. * (a)	263,183	17,551,674	1.58%
Charles River Laboratories International, Inc. *	268,100	17,136,952	1.55%
Elan Corp. PLC, SADR *	526,900	18,731,295	1.68%
Jarden Corp. *	919,104	16,764,457	1.52%
McKesson Corp.	345,800	19,333,678	1.75%
Mindray Medical International, Ltd., ADR (a)	351,600	13,121,712	1.19%
Pharmaceutical Product Development, Inc.	440,200	18,884,580	1.71%
Shionogi & Company, Ltd.	769,753	15,187,008	1.37%
St. Jude Medical, Inc. *	343,000	14,021,840	1.26%
SUPERVALU, Inc.	367,400	11,348,986	1.03%
Western Union Company	1,079,260	26,679,307	2.41%
OTHER SECURITIES		79,337,336	7.18%
		268,098,825
Energy - 11.36%
Arch Coal, Inc.	235,100	17,639,553	1.60%
Chesapeake Energy Corp.	280,272	18,486,741	1.67%
CONSOL Energy, Inc.	162,800	18,293,836	1.65%
Covanta Holding Corp. *	504,900	13,475,781	1.22%
El Paso Corp.	544,000	11,826,560	1.07%
EOG Resources, Inc.	130,300	17,095,360	1.55%
Forest Oil Corp. *	193,400	14,408,300	1.30%
Ultra Petroleum Corp. *	146,700	14,405,940	1.30%
		125,632,071
Financial - 1.49%		16,430,792	1.49%
Industrial - 16.50%
Aecom Technology Corp. *	426,100	13,861,033	1.25%
Ball Corp.	265,800	12,689,292	1.15%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrial (continued)
Cummins, Inc.	194,000	$12,710,880	1.15%
FLIR Systems, Inc. *	536,500	21,765,805	1.97%
Flowserve Corp.	84,540	11,556,618	1.04%
Manitowoc Company, Inc.	343,200	11,164,296	1.01%
Pall Corp.	326,500	12,955,520	1.18%
Rexam PLC	1,634,185	12,613,320	1.14%
Snap-on, Inc.	297,000	15,446,970	1.40%
OTHER SECURITIES		57,712,225	5.21%
		182,475,959
Technology - 8.71%
BMC Software, Inc. *	429,100	15,447,600	1.40%
Red Hat, Inc. *	950,500	19,665,845	1.78%
UbiSoft Entertainment SA *	164,481	14,432,247	1.31%
OTHER SECURITIES		46,810,385	4.22%
		96,356,077

TOTAL COMMON STOCKS (Cost $1,009,435,106)		$1,082,308,882
REPURCHASE AGREEMENTS - 3.09%
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2008 at 2.700% to be repurchased at $34,202,565 on 07/01/2008, collateralized by $44,064,962 Federal Home Loan Mortgage Corp., 6.5% due 04/01/2027 (valued at $34,884,001, including interest)
	34,200,000	34,200,000	3.09%

TOTAL REPURCHASE AGREEMENTS (Cost $34,200,000)		$34,200,000
SHORT TERM INVESTMENTS - 12.84%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	141,957,662	141,957,662	12.84%

TOTAL SHORT TERM INVESTMENTS (Cost $141,957,662)		$141,957,662
Total Investments (Mid Cap Stock Trust) (Cost $1,185,592,768) - 113.79%		$1,258,466,544	113.79%
Liabilities in Excess of Other Assets - (13.79)%		(152,549,526)	(13.79)%
TOTAL NET ASSETS - 100.00%		$1,105,917,018	100.00%

Mid Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.39%
Basic Materials - 6.10%
Eastman Chemical Company	105,838	$7,288,005	2.06%
MeadWestvaco Corp.	152,521	3,636,100	1.03%
OTHER SECURITIES		10,584,035	3.01%
		21,508,140
Communications - 23.71%
ADC Telecommunications, Inc. *	383,453	5,663,601	1.61%
CenturyTel, Inc.	188,247	6,699,711	1.90%
Embarq Corp.	267,500	12,644,726	3.58%
Interpublic Group of Companies, Inc. *	1,237,194	10,639,868	3.02%
JDS Uniphase Corp. *	931,525	10,582,124	3.00%
McAfee, Inc. *	307,546	10,465,791	2.97%
Qwest Communications International, Inc. (a)	2,437,012	9,577,457	2.72%
Tellabs, Inc. *	945,000	4,394,250	1.25%
Windstream Corp.	685,100	8,454,134	2.40%
OTHER SECURITIES		4,436,513	1.26%
		83,558,175
Consumer, Cyclical - 8.85%
Brinker International, Inc.	252,052	4,763,783	1.35%
Foot Locker, Inc.	310,574	3,866,646	1.10%
Genuine Parts Company	142,607	5,658,645	1.61%
Goodyear Tire & Rubber Company *	200,500	3,574,915	1.01%
Macy’s, Inc.	176,648	3,430,504	0.97%
OfficeMax, Inc.	329,755	4,583,595	1.30%
OTHER SECURITIES		5,315,142	1.51%
		31,193,230
Consumer, Non-cyclical - 18.88%
Arbitron, Inc. (a)	98,500	4,678,750	1.33%
Coca-Cola Enterprises, Inc.	330,344	5,714,951	1.62%
Covidien, Ltd.	105,005	5,028,689	1.43%
Dean Foods Company *	192,000	3,767,040	1.07%
Healthsouth Corp. * (a)	201,015	3,342,879	0.95%
King Pharmaceuticals, Inc. *	883,971	9,255,176	2.63%
Mylan, Inc. * (a)	869,112	10,490,183	2.97%
R.R. Donnelley & Sons Company	295,861	8,784,113	2.49%
Safeway, Inc.	182,827	5,219,711	1.48%
Smithfield Foods, Inc. *	223,304	4,439,284	1.26%
The Kroger Company	201,600	5,820,192	1.65%
		66,540,968
Energy - 7.73%
EOG Resources, Inc.	54,385	7,135,312	2.02%
Halliburton Company	158,206	8,395,992	2.39%
Range Resources Corp.	95,300	6,245,962	1.77%
Transocean, Inc. *	35,851	5,463,334	1.55%
		27,240,600
Financial - 4.96%
ACE, Ltd.	88,237	4,860,976	1.38%
Conseco, Inc. *	517,337	5,131,983	1.46%
PartnerRe, Ltd.	82,885	5,729,840	1.62%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financial (continued)
OTHER SECURITIES		$1,765,595	0.50%
		17,488,394
Industrial - 13.75%
Allied Waste Industries, Inc. *	422,900	5,336,998	1.51%
Ball Corp.	157,878	7,537,095	2.15%
Cummins, Inc.	72,332	4,739,193	1.34%
Hubbell, Inc., Class B	84,963	3,387,475	0.96%
KBR, Inc.	99,418	3,470,682	0.98%
Pactiv Corp. *	302,127	6,414,156	1.82%
Snap-on, Inc.	129,766	6,749,130	1.91%
Timken Company	223,856	7,373,817	2.09%
OTHER SECURITIES		3,473,022	0.99%
		48,481,568
Technology - 1.47%
Sybase, Inc. * (a)	161,765	4,759,126	1.35%
OTHER SECURITIES		427,372	0.12%
		5,186,498
Utilities - 10.94%
Ameren Corp.	210,558	8,891,864	2.52%
CMS Energy Corp.	576,377	8,588,017	2.44%
NiSource, Inc.	567,249	10,165,102	2.88%
Northeast Utilities	360,179	9,195,371	2.61%
OTHER SECURITIES		1,725,975	0.49%
		38,566,329

TOTAL COMMON STOCKS (Cost $416,815,695)		$339,763,902
REPURCHASE AGREEMENTS - 4.18%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $14,747,737 on 07/01/2008, collateralized by $14,970,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $15,044,850, including interest)
	14,747,000	14,747,000	4.18%

TOTAL REPURCHASE AGREEMENTS (Cost $14,747,000)		$14,747,000
SHORT TERM INVESTMENTS - 10.63%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	37,476,332	37,476,332	10.63%

TOTAL SHORT TERM INVESTMENTS (Cost $37,476,332)		$37,476,332
Total Investments (Mid Cap Value Trust) (Cost $469,039,027) - 111.20%		$391,987,234	111.20%
Liabilities in Excess of Other Assets - (11.20)%		(39,478,347)	(11.20)%
TOTAL NET ASSETS - 100.00%		$352,508,887	100.00%

Mid Cap Value Equity Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.56%
Basic Materials - 7.29%
Eastman Chemical Company	20,171	$1,388,975	2.03%
Freeport-McMoRan Copper & Gold, Inc., Class B	7,178	841,190	1.22%
PPG Industries, Inc.	12,478	715,863	1.04%
OTHER SECURITIES		2,071,893	3.00%
		5,017,921
Communications - 3.33%
McAfee, Inc. *	17,327	589,638	0.86%
OTHER SECURITIES		1,700,961	2.47%
		2,290,599
Consumer, Cyclical - 15.32%
Family Dollar Stores, Inc.	37,985	757,421	1.11%
Ford Motor Company *	322,958	1,553,428	2.25%
Kohl’s Corp. *	16,144	646,406	0.94%
Macy’s, Inc.	30,593	594,116	0.86%
Royal Caribbean Cruises, Ltd. (a)	40,918	919,427	1.34%
VF Corp.	9,805	697,920	1.01%
OTHER SECURITIES		5,369,951	7.81%
		10,538,669
Consumer, Non-cyclical - 6.27%
Lorillard, Inc. *	23,587	1,631,277	2.36%
Mylan, Inc. * (a)	77,043	929,909	1.35%
Ritchie Brothers Auctioneers, Inc. (a)	25,797	699,873	1.02%
OTHER SECURITIES		1,051,151	1.54%
		4,312,210
Energy - 18.32%
BJ Services Company	47,603	1,520,440	2.22%
Cameron International Corp. *	17,436	965,083	1.40%
El Paso Corp.	41,002	891,383	1.30%
Enbridge, Inc.	23,235	1,003,288	1.46%
Newfield Exploration Company *	17,792	1,160,928	1.69%
Pioneer Natural Resources Company	15,762	1,233,850	1.79%
Southwestern Energy Company *	18,997	904,447	1.31%
Transocean, Inc. *	4,249	647,505	0.94%
Weatherford International, Ltd. *	19,984	991,007	1.44%
OTHER SECURITIES		3,288,869	4.77%
		12,606,800
Financial - 13.52%
Aon Corp.	29,621	1,360,790	1.97%
Everest Re Group, Ltd.	16,999	1,354,990	1.96%
PartnerRe, Ltd.	18,099	1,251,184	1.82%
XL Capital, Ltd., Class A	44,399	912,843	1.33%
OTHER SECURITIES		4,425,652	6.44%
		9,305,459
Industrial - 21.67%
Celestica, Inc. *	71,793	605,215	0.88%
Chicago Bridge & Iron Company N.V.	13,895	553,299	0.81%
Cooper Industries, Ltd., Class A	19,633	775,503	1.13%
CSX Corp.	16,140	1,013,754	1.47%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrial (continued)
Eaton Corp.	18,727	$1,591,234	2.32%
Flextronics International, Ltd. *	59,590	560,146	0.81%
Fluor Corp.	3,194	594,339	0.86%
Goodrich Corp.	16,410	778,819	1.13%
Ingersoll-Rand Company, Ltd., Class A	26,725	1,000,316	1.46%
Kansas City Southern *	21,266	935,491	1.36%
Manitowoc Company, Inc.	19,600	637,587	0.93%
McDermott International, Inc. *	11,792	729,807	1.06%
Stanley Works	18,715	838,993	1.22%
OTHER SECURITIES		4,288,773	6.23%
		14,903,276
Technology - 8.99%
Agilent Technologies, Inc. *	21,607	767,913	1.12%
BMC Software, Inc. *	19,517	702,612	1.02%
Computer Sciences Corp. *	12,252	573,884	0.83%
Electronic Data Systems Corp.	28,968	713,772	1.04%
LSI Logic Corp. *	106,290	652,620	0.94%
Maxim Integrated Products, Inc.	27,643	584,649	0.85%
Microchip Technology, Inc.	18,190	555,523	0.81%
National Semiconductor Corp.	29,321	602,253	0.88%
OTHER SECURITIES		1,033,749	1.50%
		6,186,975
Utilities - 2.85%
Sempra Energy	14,259	804,921	1.17%
OTHER SECURITIES		1,158,295	1.68%
		1,963,216

TOTAL COMMON STOCKS (Cost $72,893,482)		$67,125,125
CONVERTIBLE BONDS - 0.41%
Communications - 0.41%		284,159	0.41%

TOTAL CONVERTIBLE BONDS (Cost $390,873)		$284,159
SHORT TERM INVESTMENTS - 10.10%
BNP Paribas Finance, Inc.
2.500%, due 07/01/2008	1,600,000	1,600,000	2.33%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	5,352,655	5,352,655	7.77%

TOTAL SHORT TERM INVESTMENTS (Cost $6,952,655)		$6,952,655
Total Investments (Mid Cap Value Equity Trust) (Cost $80,237,010) - 108.07%		$74,361,939	108.07%
Liabilities in Excess of Other Assets - (8.07)%		(5,554,681)	(8.07)%
TOTAL NET ASSETS - 100.00%		$68,807,258	100.00%

Mid Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 87.90%
Basic Materials - 4.43%
International Paper Company	87,800	$2,045,740	1.43%
Weyerhaeuser Company	28,400	1,452,376	1.02%
OTHER SECURITIES		2,814,136	1.98%
		6,312,252
Communications - 8.85%
E.W. Scripps Company, Class A	72,200	2,999,188	2.11%
Meredith Corp.	58,800	1,663,452	1.17%
Scholastic Corp. *	52,300	1,498,918	1.05%
OTHER SECURITIES		6,455,136	4.52%
		12,616,694
Consumer, Cyclical - 8.12%
Mattel, Inc.	93,500	1,600,720	1.12%
Southwest Airlines Company	233,300	3,042,232	2.13%
The Gap, Inc.	113,700	1,895,379	1.32%
OTHER SECURITIES		5,047,165	3.55%
		11,585,496
Consumer, Non-cyclical - 16.47%
Alberto-Culver Company	60,100	1,578,827	1.11%
Boston Scientific Corp. *	153,700	1,888,973	1.32%
Coca-Cola Enterprises, Inc.	85,700	1,482,610	1.04%
Healthsouth Corp. * (a)	120,460	2,003,250	1.40%
Hershey Company	59,500	1,950,410	1.36%
Lincare Holdings, Inc. *	71,900	2,041,959	1.43%
Sysco Corp.	59,500	1,636,845	1.14%
OTHER SECURITIES		10,901,516	7.67%
		23,484,390
Energy - 11.57%
Baker Hughes, Inc.	16,400	1,432,376	1.00%
BJ Services Company	67,500	2,155,950	1.52%
Cimarex Energy Company	35,600	2,480,252	1.74%
Exterran Holdings, Inc. *	23,502	1,680,158	1.18%
Murphy Oil Corp.	40,400	3,961,220	2.78%
Petro-Canada	30,500	1,700,375	1.19%
OTHER SECURITIES		3,083,275	2.16%
		16,493,606
Financial - 18.20%
Cincinnati Financial Corp.	61,200	1,554,480	1.09%
Commerce Bancshares, Inc.	37,178	1,474,479	1.03%
Discover Financial Services	118,300	1,558,011	1.10%
Janus Capital Group, Inc.	76,700	2,030,249	1.43%
Legg Mason, Inc.	28,500	1,241,745	0.87%
Marsh & McLennan Companies, Inc.	65,700	1,744,335	1.22%
Northern Trust Corp.	27,500	1,885,675	1.32%
Progressive Corp.	68,800	1,287,936	0.90%
SLM Corp. *	75,500	1,460,925	1.02%
WestAmerica Bancorp (a)	26,600	1,398,894	0.98%
Willis Group Holdings, Ltd.	56,900	1,784,954	1.25%
Wilmington Trust Corp.	61,200	1,618,128	1.13%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financial (continued)
OTHER SECURITIES		$6,934,833	4.86%
		25,974,644
Industrial - 5.90%
Molex, Inc.	73,700	1,688,467	1.18%
Nalco Holding Company	70,000	1,480,500	1.04%
Tyco Electronics, Ltd.	48,100	1,722,942	1.20%
Waters Corp. *	21,800	1,406,100	0.99%
OTHER SECURITIES		2,113,411	1.49%
		8,411,420
Technology - 5.68%
Fairchild Semiconductor International, Inc. *	106,200	1,245,726	0.87%
Novellus Systems, Inc. *	83,500	1,769,365	1.24%
OTHER SECURITIES		5,081,685	3.57%
		8,096,776
Utilities - 8.68%
Dynegy, Inc., Class A *	155,300	1,327,815	0.93%
Mirant Corp. *	58,900	2,305,935	1.63%
NiSource, Inc.	128,900	2,309,888	1.62%
Pinnacle West Capital Corp.	61,400	1,889,278	1.32%
Teco Energy, Inc.	86,100	1,850,289	1.30%
OTHER SECURITIES		2,697,538	1.88%
		12,380,743

TOTAL COMMON STOCKS (Cost $135,983,200)		$125,356,021
PREFERRED STOCKS - 0.47%
Financial - 0.47%		667,800	0.47%

TOTAL PREFERRED STOCKS (Cost $700,000)		$667,800
CORPORATE BONDS - 2.90%
Basic Materials - 1.72%
Newmont Mining Corp.
1.625%, due 07/15/2017	1,899,000	2,458,388	1.72%
Financial - 1.17%
AngloGold Ashanti Holdings PLC, Series REGS
2.375%, due 02/27/2009	1,700,000	1,669,400	1.17%
Industrial - 0.01%		9,500	0.01%

TOTAL CORPORATE BONDS (Cost $4,167,582)		$4,137,288
CONVERTIBLE BONDS - 1.54%
Basic Materials - 0.40%		577,378	0.40%
Communications - 1.14%
Lucent Technologies, Inc., Series B
2.750%, due 06/15/2025	2,050,000	$1,616,835	1.14%

TOTAL CONVERTIBLE BONDS (Cost $2,526,320)		$2,194,213
REPURCHASE AGREEMENTS - 1.29%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $1,840,092 on 07/01/2008, collateralized by $1,890,000 Federal National Mortgage Association, 5.55% due 07/10/2028 (valued at $1,878,188, including interest)
	1,840,000	1,840,000	1.29%

TOTAL REPURCHASE AGREEMENTS (Cost $1,840,000)		$1,840,000
SHORT TERM INVESTMENTS - 14.06%
T. Rowe Price Reserve Investment Fund, 2.69%
5.337%, due 09/19/2034		9,982,069	6.99%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	10,061,361	10,061,361	7.07%

TOTAL SHORT TERM INVESTMENTS (Cost $20,043,430)		$20,043,430
Total Investments (Mid Value Trust) (Cost $165,260,532) - 108.16%		$154,238,752	108.16%
Liabilities in Excess of Other Assets - (8.16)%		(11,635,885)	(8.16)%
TOTAL NET ASSETS - 100.00%		$142,602,867	100.00%

Mutual Shares Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 89.87%
Belgium - 0.00%
Fortis, Strip VVPR *	59,778	$941	0.00%
Bermuda - 1.56%
Tyco Electronics, Ltd.	125,258	4,486,742	0.99%
OTHER SECURITIES		2,619,665	0.57%
		7,106,407
Canada - 0.49%		2,249,705	0.49%
Denmark - 2.18%
A P Moller Maersk AS	350	4,285,775	0.94%
Danske Bank AS	117,807	3,407,414	0.75%
OTHER SECURITIES		2,243,939	0.49%
		9,937,128
France - 3.91%
Carrefour SA	64,242	3,637,206	0.80%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
France (continued)
Pernod-Ricard SA	47,817	$4,912,381	1.08%
OTHER SECURITIES		9,270,031	2.03%
		17,819,618
Germany - 4.97%
Deutsche Post AG	169,383	4,426,975	0.97%
E.ON AG	15,812	3,190,322	0.70%
RWE AG	30,273	3,824,031	0.84%
Siemens AG	48,074	5,337,670	1.18%
OTHER SECURITIES		5,870,432	1.28%
		22,649,430
Hong Kong - 0.21%		959,709	0.21%
Italy - 0.81%		3,705,518	0.81%
Japan - 0.87%		3,956,113	0.87%
Netherlands - 4.52%
Fortis	304,250	4,871,702	1.07%
Koninklijke (Royal) Philips Electronics NV	105,233	3,580,436	0.78%
Royal Dutch Shell PLC, A Shares	142,081	5,846,388	1.29%
OTHER SECURITIES		6,332,388	1.38%
		20,630,914
Norway - 1.60%
Orkla ASA	569,295	7,310,118	1.60%
Singapore - 0.69%
Keppel Corp., Ltd.	385,141	3,153,483	0.69%
South Korea - 0.89%
KT&G Corp.	47,117	4,053,850	0.89%
Spain - 0.77%		3,514,973	0.77%
Sweden - 0.73%		3,341,496	0.73%
Switzerland - 2.65%
Nestle SA	152,030	6,869,664	1.50%
OTHER SECURITIES		5,237,115	1.15%
		12,106,779
United Kingdom - 5.97%
British American Tobacco PLC	289,914	10,042,116	2.20%
Cadbury PLC	306,218	3,857,874	0.85%
Imperial Tobacco Group PLC	246,074	9,170,563	2.01%
OTHER SECURITIES		4,154,896	0.91%
		27,225,449
United States - 57.05%
Berkshire Hathaway, Inc., Class B *	3,247	13,026,964	2.86%
Coca-Cola Enterprises, Inc.	198,607	3,435,901	0.75%
Comcast Corp., Special Class A	496,009	9,305,129	2.04%
Constellation Energy Group, Inc.	95,927	7,875,607	1.73%
Covidien, Ltd.	98,061	4,696,141	1.03%
CVS Caremark Corp.	189,260	7,489,018	1.64%
Dell, Inc. *	337,309	7,380,321	1.62%
Exelon Corp.	37,144	3,341,474	0.73%
Home Depot, Inc.	210,735	$4,935,414	1.08%
International Paper Company	234,375	5,460,938	1.20%
Kraft Foods, Inc., Class A	156,173	4,443,122	0.97%
LSI Logic Corp. *	606,616	3,724,622	0.82%
Mattel, Inc.	290,337	4,970,569	1.09%
Microsoft Corp.	265,725	7,310,095	1.60%
Motorola, Inc.	471,832	3,463,247	0.76%
News Corp., Class A	500,336	7,525,053	1.65%
Pfizer, Inc.	282,586	4,936,777	1.08%
Philip Morris International, Inc.	86,826	4,288,336	0.94%
Quest Diagnostics, Inc.	65,474	3,173,525	0.70%
Reynolds American, Inc.	116,756	5,449,003	1.19%
Tenet Healthcare Corp. *	638,500	3,550,060	0.78%
The Kroger Company	165,487	4,777,610	1.05%
Time Warner, Inc.	374,349	5,540,365	1.21%
Tyco International, Ltd.	88,512	3,544,020	0.78%
U.S. Bancorp	182,334	5,085,295	1.11%
Wal-Mart Stores, Inc.	75,215	4,227,083	0.93%
Weyerhaeuser Company	153,018	7,825,341	1.72%
White Mountains Insurance Group, Ltd.	18,119	7,773,051	1.70%
OTHER SECURITIES		101,714,800	22.29%
		260,268,881

TOTAL COMMON STOCKS (Cost $484,957,865)		$409,990,512
PREFERRED STOCKS - 0.14%
United States - 0.14%		645,488	0.14%

TOTAL PREFERRED STOCKS (Cost $840,000)		$645,488
TERM LOANS - 0.77%
United States - 0.77%		3,533,885	0.77%

TOTAL TERM LOANS (Cost $3,367,889)		$3,533,885
CORPORATE BONDS - 0.30%
United States - 0.30%		1,372,303	0.30%

TOTAL CORPORATE BONDS (Cost $2,106,225)		$1,372,303
OPTIONS - 0.09%
United States - 0.09%		399,500	0.09%

TOTAL OPTIONS (Cost $615,982)		$399,500
SHORT TERM INVESTMENTS - 10.02%
Federal Home Loan Bank Discount Notes
zero coupon, due 7/1/2008 to 12/12/2008		42,718,769	9.37%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Mutual Shares Trust (continued)
Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS (continued)
OTHER SECURITIES	$2,983,900	0.65%

TOTAL SHORT TERM INVESTMENTS (Cost $45,698,903)	$45,702,669
Total Investments (Mutual Shares Trust) (Cost $537,586,864) - 101.19%	$461,644,357	101.19%
Liabilities in Excess of Other Assets - (1.19)%	(5,463,001)	(1.19)%
TOTAL NET ASSETS - 100.00%	$456,181,356	100.00%
The portfolio had the following top five industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Food & Beverages	8.48%
Tobacco	8.45%
Insurance	5.40%
Cable & Television	4.98%
Banking	4.79%

Natural Resources Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.62%
Basic Materials - 26.44%
Alumina, Ltd. (a)	3,420,343	$15,542,036	1.61%
Anglo American PLC (a)	132,919	9,335,248	0.97%
Anglo Platinum, Ltd.	134,653	22,476,561	2.33%
AngloGold Ashanti, Ltd., SADR	374,065	12,695,767	1.31%
ArcelorMittal	179,594	17,792,378	1.85%
Barrick Gold Corp.	202,772	9,226,126	0.96%
Cameco Corp. (a)	435,278	18,660,368	1.94%
Companhia Vale Do Rio Doce, SADR *	1,412,696	42,154,848	4.38%
Freeport-McMoRan Copper & Gold, Inc., Class B	169,570	19,871,908	2.06%
Gold Fields, Ltd.	711,971	9,047,396	0.94%
POSCO, SADR (a)	69,400	9,006,732	0.93%
Sumitomo Metal Industries, Ltd.	2,089,000	9,187,390	0.95%
Teck Cominco, Ltd.	164,000	7,908,091	0.82%
Vedanta Resources PLC	573,023	24,961,881	2.60%
Xstrata PLC	335,138	26,861,987	2.79%
		254,728,717
Energy - 71.18%
Baker Hughes, Inc.	236,500	20,655,910	2.14%
BP PLC, SADR	341,873	23,784,105	2.47%
Canadian Natural Resources, Ltd.	437,767	43,291,580	4.49%
ConocoPhillips	180,859	17,071,281	1.77%
CONSOL Energy, Inc.	357,514	40,173,848	4.16%
Denbury Resources, Inc. *	415,900	15,180,350	1.58%
Devon Energy Corp.	86,600	10,405,856	1.08%
EnCana Corp.	410,408	37,575,454	3.90%
Eni SpA, SADR (a)	116,600	8,655,218	0.90%
EOG Resources, Inc.	338,431	44,402,148	4.61%
Equitable Resources, Inc.	123,640	$8,538,578	0.89%
Exxon Mobil Corp.	271,295	23,909,228	2.48%
Halliburton Company	306,498	16,265,849	1.69%
Lukoil Oil Company, ADR	319,273	31,480,318	3.27%
Marathon Oil Corp.	461,572	23,941,740	2.48%
Newfield Exploration Company *	217,748	14,208,057	1.47%
Noble Energy, Inc.	129,236	12,995,972	1.35%
OAO Gazprom, SADR	430,650	24,977,700	2.59%
Peabody Energy Corp.	235,900	20,770,995	2.16%
Penn West Energy Trust, ADR (a)	175,900	5,952,456	0.62%
Petro-Canada (a)	259,269	14,520,793	1.51%
Petroleo Brasileiro SA, ADR	554,204	39,254,269	4.07%
Reliance Industries, Ltd., GDR	74,567	7,337,393	0.76%
Rosneft Oil Company, GDR *	914,314	10,606,042	1.10%
Royal Dutch Shell PLC, ADR	333,331	27,236,476	2.83%
Suncor Energy, Inc.	446,886	25,944,544	2.69%
Talisman Energy, Inc.	998,902	22,119,454	2.30%
Total SA, ADR	292,738	24,961,769	2.59%
Transocean, Inc. *	62,807	9,571,159	0.99%
Ultra Petroleum Corp. *	132,600	13,021,320	1.35%
Valero Energy Corp.	449,234	18,499,456	1.92%
XTO Energy, Inc.	417,242	28,585,249	2.97%
		685,894,567

TOTAL COMMON STOCKS (Cost $625,950,578)		$940,623,284
PREFERRED STOCKS - 0.21%
Basic Materials - 0.21%
Anglo Platinum, Ltd., 6.38% (e)	34,052	2,000,501	0.21%

TOTAL PREFERRED STOCKS (Cost $814,587)		$2,000,501
REPURCHASE AGREEMENTS - 0.07%
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2008 at 2.700% to be repurchased at $700,052 on 07/01/2008, collateralized by $756,067 Federal Home Loan Mortgage Corp., 5.00% due 07/01/2037 (valued at $714,000, including interest)
	700,000	700,000	0.07%

TOTAL REPURCHASE AGREEMENTS (Cost $700,000)		$700,000

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Natural Resources Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS - 9.45%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	91,071,607	$91,071,607	9.45%

TOTAL SHORT TERM INVESTMENTS (Cost $91,071,607)		$91,071,607
Total Investments (Natural Resources Trust) (Cost $718,536,772) - 107.35%		$1,034,395,392	107.35%
Liabilities in Excess of Other Assets - (7.35)%		(70,804,484)	(7.35)%
TOTAL NET ASSETS - 100.00%		$963,590,908	100.00%

Optimized All Cap Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.77%
Basic Materials - 3.48%
Anglo American PLC, ADR	934,622	$33,132,350	1.77%
OTHER SECURITIES		31,965,860	1.71%
		65,098,210
Communications - 7.80%
AT&T, Inc.	1,404,419	47,314,875	2.54%
eBay, Inc. *	1,264,003	34,545,202	1.84%
Harris Corp.	300,743	15,184,514	0.81%
OTHER SECURITIES		49,023,554	2.61%
		146,068,145
Consumer, Cyclical - 7.35%
Burger King Holdings, Inc.	1,177,113	31,534,857	1.67%
CEC Entertainment, Inc. *	559,385	15,668,374	0.84%
McDonald’s Corp.	275,233	15,473,599	0.83%
Ross Stores, Inc.	446,109	15,845,791	0.85%
The Toro Company (a)	577,244	19,204,908	1.03%
OTHER SECURITIES		40,029,487	2.13%
		137,757,016
Consumer, Non-cyclical - 18.11%
Alliance Data Systems Corp. *	407,665	23,053,456	1.24%
Coca-Cola Enterprises, Inc.	1,778,178	30,762,480	1.65%
Herbalife, Ltd.	808,057	31,312,209	1.67%
Jarden Corp. *	1,082,312	19,741,371	1.05%
Johnson & Johnson	463,585	29,827,059	1.59%
Pfizer, Inc.	1,979,698	34,585,324	1.85%
Stryker Corp.	723,412	45,488,147	2.44%
The Coca-Cola Company	228,033	11,853,155	0.63%
Tupperware Brands Corp.	783,352	26,806,305	1.43%
OTHER SECURITIES		85,787,748	4.56%
		339,217,254
Energy - 16.95%
ConocoPhillips	477,890	45,108,037	2.41%
Exxon Mobil Corp.	384,556	33,890,920	1.81%
Marathon Oil Corp.	1,038,876	53,886,498	2.88%
Nexen, Inc. (a)	1,103,967	$43,882,688	2.34%
Petro-Canada	719,637	40,119,763	2.14%
Sasol, Ltd., SADR	772,748	45,545,768	2.43%
Transocean, Inc. *	193,736	29,523,429	1.58%
OTHER SECURITIES		25,467,139	1.36%
		317,424,242
Financial - 13.38%
Aspen Insurance Holdings, Ltd.	785,843	18,600,904	0.99%
Axis Capital Holdings, Ltd.	900,813	26,853,236	1.44%
Barclays PLC, SADR (a)	1,103,663	25,549,799	1.37%
KKR Financial Holdings LLC	2,160,156	22,681,638	1.21%
Unibanco - Uniao De Bancos Brasileiros SA, ADR *	194,877	24,735,738	1.32%
Wells Fargo & Company	663,956	15,768,955	0.84%
Willis Group Holdings, Ltd.	629,122	19,735,557	1.06%
OTHER SECURITIES		96,769,716	5.15%
		250,695,543
Industrial - 13.48%
Amphenol Corp., Class A	671,940	30,156,667	1.61%
BE Aerospace, Inc. *	721,644	16,807,089	0.90%
Cooper Industries, Ltd., Class A	394,635	15,588,082	0.83%
DryShips, Inc. (a)	215,864	17,307,976	0.92%
Genco Shipping & Trading, Ltd. (a)	296,632	19,340,406	1.04%
Stericycle, Inc. *	627,546	32,444,129	1.73%
Terex Corp. *	393,910	20,235,157	1.08%
OTHER SECURITIES		100,676,677	5.37%
		252,556,183
Technology - 15.47%
ANSYS, Inc. *	358,822	16,907,693	0.90%
Hewlett-Packard Company	1,172,127	51,819,735	2.77%
International Business Machines Corp.	239,945	28,440,681	1.52%
Microchip Technology, Inc. (a)	647,486	19,774,222	1.06%
Microsoft Corp.	894,158	24,598,286	1.31%
Novell, Inc. *	3,444,744	20,289,542	1.08%
Nuance Communications, Inc. * (a)	1,226,447	19,218,424	1.03%
PMC-Sierra, Inc. *	2,286,510	17,491,802	0.93%
Trimble Navigation, Ltd. *	473,650	16,909,305	0.90%
OTHER SECURITIES		74,273,498	3.97%
		289,723,188
Utilities - 3.75%
Edison International	647,536	33,270,399	1.78%
Mirant Corp. *	796,201	31,171,269	1.66%
OTHER SECURITIES		5,830,271	0.31%
		70,271,939

TOTAL COMMON STOCKS (Cost $2,005,537,747)		$1,868,811,720

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Optimized All Cap Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS - 11.35%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	197,895,845	$197,895,845	10.56%
OTHER SECURITIES		14,710,000	0.79%

TOTAL SHORT TERM INVESTMENTS (Cost $212,605,845)		$212,605,845
Total Investments (Optimized All Cap Trust) (Cost $2,218,143,592) - 111.12%		$2,081,417,565	111.12%
Liabilities in Excess of Other Assets - (11.12)%		(208,235,290)	(11.12)%
TOTAL NET ASSETS - 100.00%		$1,873,182,275	100.00%

Optimized Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.46%
Basic Materials - 3.14%		$23,995,656	3.14%
Communications - 9.32%
AT&T, Inc.	670,270	22,581,396	2.95%
CenturyTel, Inc.	452,528	16,105,472	2.11%
Embarq Corp.	381,312	18,024,618	2.36%
Omnicom Group, Inc.	323,524	14,519,757	1.90%
		71,231,243
Consumer, Cyclical - 5.25%
CVS Caremark Corp.	228,151	9,027,935	1.18%
The TJX Companies, Inc.	389,342	12,252,593	1.60%
Yum! Brands, Inc.	536,779	18,835,575	2.47%
		40,116,103
Consumer, Non-cyclical - 11.94%
Alliance Data Systems Corp. *	135,072	7,638,322	1.00%
Baxter International, Inc.	139,183	8,899,361	1.16%
Colgate-Palmolive Company	121,939	8,425,985	1.10%
Herbalife, Ltd.	261,678	10,140,023	1.33%
Jarden Corp. *	500,015	9,120,274	1.19%
Pfizer, Inc.	437,576	7,644,453	1.00%
Procter & Gamble Company	205,256	12,481,616	1.64%
Stryker Corp.	164,804	10,362,875	1.36%
OTHER SECURITIES		16,491,775	2.16%
		91,204,684
Energy - 22.40%
Chevron Corp.	170,477	16,899,385	2.21%
ConocoPhillips	308,921	29,159,053	3.82%
Duke Energy Corp.	620,142	10,778,068	1.41%
ENSCO International, Inc.	143,177	11,560,111	1.51%
Exxon Mobil Corp.	425,373	37,488,123	4.90%
Marathon Oil Corp.	224,132	11,625,727	1.52%
Nexen, Inc.	386,274	15,354,391	2.01%
Occidental Petroleum Corp.	106,858	9,602,260	1.26%
Petro-Canada	348,293	19,417,335	2.54%
Sasol, Ltd., SADR	157,811	$9,301,380	1.22%
		171,185,833
Financial - 22.72%
American Financial Group, Inc.	317,128	8,483,174	1.11%
Bank of America Corp.	318,565	7,604,146	1.00%
Bank of New York Mellon Corp.	233,710	8,841,249	1.16%
Federated Investors, Inc., Class B	305,551	10,517,065	1.38%
Genworth Financial, Inc., Class A	420,306	7,485,650	0.98%
Hospitality Properties Trust, REIT	525,620	12,856,665	1.68%
ING Groep NV, SADR (a)	237,106	7,480,694	0.98%
JP Morgan Chase & Company	244,853	8,400,906	1.10%
State Street Corp.	135,019	8,639,866	1.13%
TD Ameritrade Holding Corp. * (a)	688,671	12,458,059	1.63%
Torchmark Corp.	173,130	10,154,075	1.33%
OTHER SECURITIES		70,703,410	9.24%
		173,624,959
Industrial - 12.36%
Allied Waste Industries, Inc. *	925,218	11,676,250	1.52%
BE Aerospace, Inc. *	324,102	7,548,336	0.99%
General Electric Company	716,395	19,120,583	2.50%
Honeywell International, Inc.	261,105	13,128,359	1.72%
Lockheed Martin Corp.	79,697	7,862,906	1.03%
Stericycle, Inc. *	166,640	8,615,288	1.13%
Terex Corp. *	169,551	8,709,835	1.14%
OTHER SECURITIES		17,809,766	2.33%
		94,471,323
Technology - 4.80%
PMC-Sierra, Inc. *	995,216	7,613,402	1.00%
OTHER SECURITIES		29,030,424	3.80%
		36,643,826
Utilities - 5.53%
American Electric Power Company, Inc.	217,975	8,769,134	1.15%
DPL, Inc.	490,432	12,937,597	1.69%
Edison International	150,039	7,709,004	1.01%
Mirant Corp. *	328,829	12,873,655	1.68%
		42,289,390

TOTAL COMMON STOCKS (Cost $800,314,187)		$744,763,017

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Optimized Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS - 6.93%
Lloyds Bank PLC
2.490%, due 07/01/2008	10,484,000	$10,484,000	1.37%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	42,443,402	42,443,402	5.56%

TOTAL SHORT TERM INVESTMENTS (Cost $52,927,402)		$52,927,402
Total Investments (Optimized Value Trust) (Cost $853,241,589) - 104.39%		$797,690,419	104.39%
Liabilities in Excess of Other Assets - (4.39)%		(33,579,983)	(4.39)%
TOTAL NET ASSETS - 100.00%		$764,110,436	100.00%

Overseas Equity Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 94.32%
Australia - 2.04%		$10,908,071	2.04%
Austria - 0.59%		3,178,666	0.59%
Belgium - 0.10%		539,486	0.10%
Bermuda - 0.32%		1,700,247	0.32%
Brazil - 0.66%		3,518,410	0.66%
Canada - 11.57%
Barrick Gold Corp.	79,600	3,621,800	0.68%
Canadian Natural Resources, Ltd.	115,100	11,382,449	2.11%
EnCana Corp.	95,900	8,780,252	1.64%
Potash Corp. of Saskatchewan, Inc.	105,800	24,545,558	4.57%
OTHER SECURITIES		13,656,852	2.56%
		61,986,911
Chile - 0.29%		1,553,326	0.29%
China - 0.15%		803,200	0.15%
Denmark - 0.42%		2,236,330	0.42%
Egypt - 0.96%		5,134,171	0.96%
Finland - 0.41%		2,176,712	0.41%
France - 10.10%
BNP Paribas SA	99,692	9,031,488	1.69%
Bouygues SA	83,284	5,528,297	1.03%
L’Oreal SA (a)	53,264	5,794,834	1.08%
Sanofi-Aventis SA	65,604	4,382,607	0.82%
Total SA	47,900	4,087,558	0.76%
Veolia Environnement SA	61,427	3,445,913	0.64%
Vivendi SA	86,000	3,263,207	0.61%
OTHER SECURITIES		18,577,194	3.47%
		54,111,098
Germany - 1.70%
Allianz AG	20,228	$3,563,791	0.67%
OTHER SECURITIES		5,531,573	1.03%
		9,095,364
Hong Kong - 2.33%		12,486,709	2.33%
India - 1.20%
DLF, Ltd.	375,272	3,453,113	0.65%
OTHER SECURITIES		2,964,251	0.55%
		6,417,364
Indonesia - 0.66%		3,550,252	0.66%
Ireland - 0.90%		4,811,532	0.90%
Israel - 0.27%		1,471,777	0.27%
Japan - 21.49%
AEON Company, Ltd. (a)	524,200	6,471,971	1.20%
Canon, Inc.	92,600	4,761,463	0.89%
Fanuc, Ltd.	54,200	5,293,158	0.99%
Hoya Corp.	140,400	3,246,052	0.61%
Millea Holdings, Inc.	94,000	3,664,924	0.68%
Nintendo Company, Ltd.	13,600	7,671,893	1.42%
Nomura Holdings, Inc. (a)	484,100	7,171,345	1.33%
Orix Corp.	58,340	8,345,668	1.55%
SOFTBANK Corp. (a)	411,640	6,939,168	1.29%
Sumitomo Corp.	297,000	3,901,822	0.73%
Sumitomo Mitsui Financial Group, Inc.	682	5,131,779	0.96%
Tokyo Electron, Ltd. (a)	55,900	3,221,811	0.60%
Yamato Transport Company, Ltd.	309,000	4,312,643	0.81%
OTHER SECURITIES		45,014,459	8.43%
		115,148,156
Luxembourg - 0.24%		1,298,885	0.24%
Malaysia - 0.31%		1,660,675	0.31%
Mexico - 3.06%
America Movil SA de CV, Series L, ADR	129,200	6,815,301	1.28%
Grupo Financiero Inbursa SA de CV	1,074,400	3,958,771	0.74%
OTHER SECURITIES		5,602,567	1.04%
		16,376,639
Netherlands - 3.31%
ING Groep NV	128,572	4,100,226	0.77%
Royal Dutch Shell PLC, A Shares	169,416	6,971,177	1.30%
Unilever NV	153,500	4,357,459	0.81%
OTHER SECURITIES		2,332,061	0.44%
		17,760,923
Norway - 0.44%		2,343,650	0.44%
Poland - 0.22%		1,162,132	0.22%
Russia - 2.90%
OAO Gazprom, SADR	209,000	12,122,000	2.26%
OTHER SECURITIES		3,419,423	0.64%
		15,541,423

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Singapore - 0.59%		$3,156,145	0.59%
South Africa - 1.41%		7,544,716	1.41%
South Korea - 1.81%
Samsung Electronics Company, Ltd.	10,944	6,538,885	1.21%
OTHER SECURITIES		3,164,566	0.60%
		9,703,451
Spain - 1.70%
Banco Bilbao Vizcaya Argentaria SA	293,700	5,627,607	1.05%
OTHER SECURITIES		3,463,208	0.65%
		9,090,815
Sweden - 1.47%
Ericsson LM, Series B	538,000	5,610,076	1.05%
OTHER SECURITIES		2,294,975	0.43%
		7,905,051
Switzerland - 5.58%
Compagnie Financiere Richemont AG, Series A *	60,857	3,389,715	0.63%
Holcim, Ltd.	41,125	3,331,304	0.62%
Nestle SA	129,130	5,834,899	1.10%
Roche Holdings AG - Genusschein	32,853	5,917,430	1.11%
Swiss Re	50,739	3,379,951	0.63%
OTHER SECURITIES		8,054,887	1.49%
		29,908,186
Taiwan - 2.03%
Taiwan Semiconductor Manufacturing Company, Ltd., SADR *	707,300	7,716,643	1.44%
OTHER SECURITIES		3,151,814	0.59%
		10,868,457
Thailand - 1.05%
Banpu PCL	206,100	3,254,697	0.61%
Banpu PCL, Reg.	146,800	2,370,929	0.44%
		5,625,626
Turkey - 0.13%		713,518	0.13%
United Kingdom - 10.68%
Bank Muscat SAOG (a)	195,800	4,503,400	0.84%
BP PLC	357,800	4,156,728	0.78%
Rio Tinto PLC	38,600	4,620,042	0.86%
SABMiller PLC	354,800	8,141,277	1.52%
Tesco PLC	476,000	3,501,408	0.65%
OTHER SECURITIES		32,305,890	6.02%
		57,228,745
United States - 1.23%
Telmex Internacional SAB de CV *	231,911	3,733,767	0.69%
OTHER SECURITIES		2,834,228	0.54%
		6,567,995

TOTAL COMMON STOCKS (Cost $515,003,671)		$505,284,811
PREFERRED STOCKS - 0.45%
Brazil - 0.27%		$1,456,977	0.27%
Germany - 0.18%		924,738	0.17%

TOTAL PREFERRED STOCKS (Cost $2,605,660)		$2,381,715
RIGHTS - 0.00%
United Kingdom - 0.00%		11,013	0.00%

TOTAL RIGHTS (Cost $0)		$11,013
REPURCHASE AGREEMENTS - 4.54%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $24,322,216 on 07/01/2008, collateralized by $24,840,000 Federal Home Loan Bank, 2.625% due 06/10/2009 (valued at $24,808,950, including interest)
	24,321,000	24,321,000	4.54%

TOTAL REPURCHASE AGREEMENTS (Cost $24,321,000)		$24,321,000
SHORT TERM INVESTMENTS - 11.00%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	58,938,774	58,938,774	11.00%

TOTAL SHORT TERM INVESTMENTS (Cost $58,938,774)		$58,938,774
Total Investments (Overseas Equity Trust) (Cost $600,869,105) - 110.31%		$590,937,313	110.31%
Liabilities in Excess of Other Assets - (10.31)%		(55,247,934)	(10.31)%
TOTAL NET ASSETS - 100.00%		$535,689,379	100.00%
The portfolio had the following top five industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Banking		8.44%
International Oil		6.50%
Chemicals		5.88%
Telecommunications Equipment & Services		5.34%
Financial Services		4.69%

Pacific Rim Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 100.07%
Australia - 13.88%
BHP Billiton, Ltd.	91,275	$3,823,783	2.75%
Bluescope Steel, Ltd.	120,000	1,304,530	0.94%
CSL, Ltd.	39,980	1,368,267	0.98%
John Fairfax Holdings, Ltd.	400,000	1,123,537	0.81%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Pacific Rim Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Australia (continued)
Lihir Gold, Ltd. *	350,000	$1,103,885	0.80%
Orica, Ltd.	43,780	1,229,712	0.89%
QBE Insurance Group, Ltd.	54,140	1,162,589	0.84%
Rio Tinto, Ltd.	9,000	1,169,073	0.84%
Woodside Petroleum, Ltd.	20,670	1,337,532	0.97%
OTHER SECURITIES		5,616,894	4.06%
		19,239,802
China - 4.93%
China Communications Services Corp., Ltd., Class H	1,550,000	1,131,103	0.82%
OTHER SECURITIES		5,705,013	4.11%
		6,836,116
Hong Kong - 8.97%
China Mobile, Ltd.	100,000	1,344,064	0.97%
Sun Hung Kai Properties, Ltd.	115,000	1,560,421	1.13%
OTHER SECURITIES		9,532,698	6.87%
		12,437,183
India - 0.29%		396,653	0.29%
Indonesia - 1.12%		1,548,802	1.12%
Japan - 48.04%
Ajinomoto Company, Inc.	177,000	1,673,570	1.21%
Asahi Glass Company, Ltd.	130,000	1,571,973	1.13%
Canon, Inc.	25,200	1,295,776	0.93%
Chiba Bank, Ltd.	156,000	1,093,036	0.79%
Credit Saison Company, Ltd.	55,200	1,159,260	0.84%
Daiwa Securities Group, Inc.	145,000	1,332,768	0.96%
Honda Motor Company, Ltd.	76,800	2,610,989	1.88%
JSR Corp.	79,200	1,573,782	1.14%
Kao Corp.	49,000	1,285,163	0.93%
KDDI Corp.	440	2,718,274	1.95%
Komatsu, Ltd.	86,800	2,419,625	1.75%
Matsushita Electric Industrial Company, Ltd.	48,000	1,035,174	0.75%
Millea Holdings, Inc.	27,800	1,083,882	0.78%
Mitsubishi Corp.	72,000	2,373,217	1.71%
Mitsubishi Electric Corp.	100,000	1,078,307	0.78%
Mitsubishi Estate Company, Ltd.	100,000	2,288,459	1.65%
Mitsubishi Materials Corp.	356,000	1,522,098	1.10%
Mitsui O.S.K. Lines, Ltd.	120,000	1,709,846	1.23%
Mitsui Sumitomo Insurance Group Holdings, Inc. *	60,600	2,088,770	1.51%
Mizuho Financial Group, Inc.	234	1,093,036	0.79%
Murata Manufacturing Company, Ltd.	39,500	1,859,961	1.34%
Nintendo Company, Ltd.	2,300	1,297,453	0.94%
Seven & I Holdings Company, Ltd.	60,000	1,712,106	1.24%
Sumitomo Bakelite Company, Ltd.	222,000	1,210,510	0.87%
Sumitomo Electric Industries, Ltd.	109,800	1,393,892	1.01%
Sumitomo Mitsui Financial Group, Inc.	300	2,257,381	1.63%
Sumitomo Trust & Banking Company, Ltd.	153,000	1,069,134	0.77%
Takeda Pharmaceutical Company, Ltd.	46,542	2,366,877	1.71%
The Bank of Yokohama, Ltd.	232,000	$1,603,692	1.16%
THK Company, Ltd.	65,700	1,274,587	0.92%
Tokuyama Corp.	138,000	1,026,699	0.74%
Toyota Motor Corp.	30,500	1,439,045	1.04%
OTHER SECURITIES		15,061,713	10.87%
		66,580,055
Malaysia - 2.66%		3,678,129	2.65%
Singapore - 2.03%
SembCorp Industries, Ltd.	395,000	1,207,747	0.88%
OTHER SECURITIES		1,605,645	1.15%
		2,813,392
South Korea - 7.75%
Samsung Electronics Company, Ltd.	5,200	3,106,925	2.25%
SK Telecom Company, Ltd.	6,500	1,183,739	0.85%
OTHER SECURITIES		6,451,066	4.65%
		10,741,730
Taiwan - 7.70%
China Steel Corp.	800,000	1,234,803	0.88%
Taiwan Cellular Corp.	645,000	1,200,623	0.87%
Taiwan Fertilizer Company, Ltd.	280,000	1,051,626	0.76%
OTHER SECURITIES		7,185,505	5.19%
		10,672,557
Thailand - 2.70%		3,743,395	2.70%

TOTAL COMMON STOCKS (Cost $140,289,406)		$138,687,814
RIGHTS - 0.00%
Malaysia - 0.00%		0	0.00%

TOTAL RIGHTS (Cost $0)		$0
Total Investments (Pacific Rim Trust) (Cost $140,289,406) - 100.07%		$138,687,814	100.07%
Liabilities in Excess of Other Assets - (0.07)%		(93,827)	(0.07)%
TOTAL NET ASSETS - 100.00%		$138,593,987	100.00%
The portfolio had the following top five industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Banking		8.33%
Mining		7.02%
Financial Services		6.46%
Real Estate		5.98%
Chemicals		5.53%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Real Estate Equity Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 94.61%
Basic Materials - 1.36%
Plum Creek Timber Company, Inc.	84,900	$3,626,079	1.36%
Consumer, Cyclical - 4.11%
Gaylord Entertainment Company * (a)	98,700	2,364,852	0.89%
Marriott International, Inc., Class A	181,800	4,770,432	1.79%
Starwood Hotels & Resorts Worldwide, Inc.	95,000	3,806,650	1.43%
		10,941,934
Financial - 89.14%
Alexandria Real Estate Equities, Inc., REIT (a)	32,800	3,192,752	1.20%
AMB Property Corp., REIT	188,260	9,484,539	3.57%
Avalon Bay Communities, Inc., REIT	94,880	8,459,501	3.18%
Boston Properties, Inc., REIT	91,330	8,239,793	3.10%
BRE Properties, Inc., Class A, REIT	184,730	7,995,114	3.01%
Brookfield Properties Corp.	359,350	6,392,837	2.40%
Camden Property Trust, REIT	180,200	7,975,652	3.00%
CBL & Associates Properties, Inc., REIT	278,900	6,370,076	2.40%
Cousins Properties, Inc., REIT (a)	158,200	3,654,420	1.37%
DCT Industrial Trust, Inc., REIT	637,100	5,275,188	1.98%
Douglas Emmett, Inc., REIT	203,800	4,477,486	1.68%
Duke Realty Corp., REIT	248,560	5,580,172	2.10%
EastGroup Properties, Inc., REIT	130,400	5,594,160	2.10%
Equity One, Inc., REIT (a)	280,100	5,756,055	2.16%
Equity Residential, REIT	268,510	10,275,878	3.86%
Essex Property Trust, Inc., REIT	84,780	9,029,070	3.40%
Federal Realty Investment Trust, REIT	76,410	5,272,290	1.98%
General Growth Properties, Inc., REIT	168,360	5,897,651	2.22%
Highwoods Properties, Inc., REIT	102,800	3,229,976	1.21%
Host Hotels & Resorts, Inc., REIT	252,890	3,451,949	1.30%
Kilroy Realty Corp., REIT	137,020	6,444,051	2.42%
Kimco Realty Corp., REIT	265,000	9,147,800	3.44%
LaSalle Hotel Properties, REIT	188,870	4,746,303	1.78%
Mack-California Realty Corp., REIT	132,850	4,539,485	1.71%
Post Properties, Inc., REIT	126,700	3,769,325	1.42%
ProLogis, REIT	163,790	8,901,987	3.35%
Public Storage, Inc., REIT	71,280	5,758,711	2.17%
Regency Centers Corp., REIT	158,840	9,390,621	3.53%
Simon Property Group, Inc., REIT	204,880	18,416,662	6.93%
SL Green Realty Corp., REIT	81,220	6,718,518	2.53%
The Macerich Company, REIT	180,630	11,222,541	4.22%
The St. Joe Company, REIT (a)	104,800	3,596,736	1.35%
Vornado Realty Trust, REIT	149,500	13,155,999	4.95%
Weingarten Realty Investors, REIT (a)	186,200	5,645,584	2.12%
		237,058,882

TOTAL COMMON STOCKS (Cost $301,705,364)		$251,626,895
CORPORATE BONDS - 1.88%
Financial - 1.88%
General Growth Properties, Inc.
3.980%, due 04/15/2027 (d)	6,360,000	$4,993,141	1.88%

TOTAL CORPORATE BONDS (Cost $5,011,436)		$4,993,141
CONVERTIBLE BONDS - 1.04%
Financial - 1.04%
Kilroy Realty LP
3.250%, due 04/15/2012 (d)	3,400,000	2,753,765	1.04%

TOTAL CONVERTIBLE BONDS (Cost $3,292,839)		$2,753,765
REPURCHASE AGREEMENTS - 2.03%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $5,399,270 on 07/01/2008, collateralized by $5,545,000 Federal National Mortgage Association, 5.55% due 07/10/2028 (valued at $5,510,344, including interest)
	5,399,000	5,399,000	2.03%

TOTAL REPURCHASE AGREEMENTS (Cost $5,399,000)		$5,399,000
SHORT TERM INVESTMENTS - 7.25%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	19,282,333	19,282,333	7.25%

TOTAL SHORT TERM INVESTMENTS (Cost $19,282,333)		$19,282,333
Total Investments (Real Estate Equity Trust) (Cost $334,690,972) - 106.81%		$284,055,134	106.81%
Liabilities in Excess of Other Assets - (6.81)%		(18,107,832)	(6.81)%
TOTAL NET ASSETS - 100.00%		$265,947,302	100.00%

Real Estate Securities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.40%
Consumer, Cyclical - 0.57%
Starwood Hotels & Resorts Worldwide, Inc.	76,441	$3,062,991	0.57%
Financial - 98.83%
American Campus Communities, Inc., REIT	185,950	5,176,848	0.97%
Avalon Bay Communities, Inc., REIT	348,074	31,034,278	5.82%
BioMed Realty Trust, Inc., REIT	594,039	14,571,777	2.73%
Boston Properties, Inc., REIT	280,050	25,266,111	4.74%
BRE Properties, Inc., Class A, REIT	313,690	13,576,503	2.55%
Camden Property Trust, REIT	160,050	7,083,813	1.33%
Digital Realty Trust, Inc., REIT	368,879	15,090,840	2.83%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financial (continued)
Douglas Emmett, Inc., REIT	172,850	$3,797,515	0.71%
Entertainment Properties Trust, REIT	94,944	4,694,031	0.88%
Equity Lifestyle Properties, Inc., REIT	210,578	9,265,432	1.74%
Equity Residential, REIT	694,684	26,585,557	4.99%
Extra Space Storage, Inc., REIT	230,150	3,535,104	0.66%
Federal Realty Investment Trust, REIT	271,933	18,763,377	3.52%
General Growth Properties, Inc., REIT	928,994	32,542,659	6.10%
HCP, Inc., REIT	170,350	5,418,834	1.02%
Host Hotels & Resorts, Inc., REIT	1,146,794	15,653,738	2.94%
Kite Realty Group Trust, REIT	422,150	5,276,875	0.99%
LaSalle Hotel Properties, REIT	101,600	2,553,208	0.48%
Liberty Property Trust, REIT	282,550	9,366,533	1.76%
LTC Properties, Inc., REIT	208,685	5,333,989	1.00%
Maguire Properties, Inc., REIT (a)	166,050	2,020,829	0.38%
Medical Properties Trust, Inc., REIT (a)	270,300	2,735,436	0.51%
Nationwide Health Properties, Inc., REIT	554,956	17,475,564	3.28%
Post Properties, Inc., REIT	385,850	11,479,038	2.15%
ProLogis, REIT	918,615	49,926,724	9.38%
Public Storage, Inc., REIT	316,430	25,564,380	4.80%
Regency Centers Corp., REIT	336,522	19,895,181	3.73%
Saul Centers, Inc., REIT	76,350	3,587,687	0.67%
Senior Housing Properties Trust, REIT	530,450	10,359,689	1.94%
Simon Property Group, Inc., REIT	558,879	50,237,632	9.43%
Tanger Factory Outlet Centers, Inc., REIT (a)	264,000	9,485,520	1.78%
Taubman Centers, Inc., REIT	228,300	11,106,795	2.08%
The Macerich Company, REIT	70,770	4,396,940	0.82%
Ventas, Inc., REIT	427,770	18,210,169	3.42%
Vornado Realty Trust, REIT	406,000	35,727,999	6.70%
		526,796,605

TOTAL COMMON STOCKS (Cost $602,375,276)		$529,859,596
REPURCHASE AGREEMENTS - 0.37%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $1,962,098 on 07/01/2008, collateralized by $1,995,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $2,004,975, including interest)
	1,962,000	1,962,000	0.37%

TOTAL REPURCHASE AGREEMENTS (Cost $1,962,000)		$1,962,000
SHORT TERM INVESTMENTS - 0.87%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	4,638,036	$4,638,036	0.87%

TOTAL SHORT TERM INVESTMENTS (Cost $4,638,036)		$4,638,036
Total Investments (Real Estate Securities Trust) (Cost $608,975,312) - 100.64%		$536,459,632	100.64%
Liabilities in Excess of Other Assets - (0.64)%		(3,400,076)	(0.64)%
TOTAL NET ASSETS - 100.00%		$533,059,556	100.00%

Science & Technology Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 92.03%
Basic Materials - 0.51%		$1,671,916	0.51%
Communications - 29.48%
Amazon.com, Inc. *	79,795	5,851,367	1.80%
American Tower Corp., Class A *	83,370	3,522,383	1.08%
Baidu.com, Inc., SADR *	7,745	2,423,875	0.74%
Ciena Corp. *	156,400	3,623,788	1.11%
Cisco Systems, Inc. *	751,710	17,484,775	5.37%
eBay, Inc. *	139,600	3,815,268	1.17%
Focus Media Holding, Ltd., ADR *	101,345	2,809,283	0.86%
Google, Inc., Class A *	29,555	15,558,343	4.78%
Juniper Networks, Inc. *	251,824	5,585,456	1.71%
McAfee, Inc. *	144,740	4,925,502	1.51%
Nokia Oyj, SADR	107,800	2,641,100	0.81%
QUALCOMM, Inc.	227,930	10,113,255	3.12%
Tencent Holdings, Ltd.	501,480	3,878,194	1.20%
OTHER SECURITIES		13,752,378	4.21%
		95,984,967
Consumer, Cyclical - 2.80%
Nintendo Company, Ltd.	14,795	8,346,005	2.56%
OTHER SECURITIES		784,372	0.24%
		9,130,377
Consumer, Non-cyclical - 1.81%
Accenture, Ltd., Class A	84,500	3,440,840	1.06%
OTHER SECURITIES		2,446,090	0.75%
		5,886,930
Energy - 0.80%		2,612,866	0.80%
Industrial - 4.42%
ABB, Ltd. *	132,220	3,761,258	1.15%
Hon Hai Precision Industry Company, Ltd.	574,880	2,831,501	0.87%
Tyco Electronics, Ltd.	56,425	2,021,144	0.63%
OTHER SECURITIES		5,768,126	1.77%
		14,382,029

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Technology - 52.21%
Activision, Inc. *	121,450	$4,137,802	1.27%
Altera Corp.	266,700	5,520,689	1.71%
Analog Devices, Inc.	182,105	5,785,476	1.77%
Apple, Inc. *	109,555	18,343,888	5.65%
Autodesk, Inc. *	81,500	2,755,515	0.85%
Broadcom Corp., Class A *	143,700	3,921,573	1.20%
Citrix Systems, Inc. *	75,200	2,211,632	0.68%
Cognizant Technology Solutions Corp., Class A *	186,315	6,057,101	1.86%
Dell, Inc. *	219,651	4,805,964	1.48%
Electronic Arts, Inc. *	329,071	14,620,625	4.49%
EMC Corp. *	252,030	3,702,321	1.13%
First Solar, Inc. *	15,515	4,232,802	1.30%
Hewlett-Packard Company	115,755	5,117,529	1.57%
Intel Corp.	140,290	3,013,429	0.93%
International Business Machines Corp.	53,300	6,317,649	1.94%
Marvell Technology Group, Ltd. *	298,235	5,266,830	1.61%
Maxim Integrated Products, Inc.	205,500	4,346,325	1.33%
MEMC Electronic Materials, Inc. *	45,185	2,780,685	0.86%
Microchip Technology, Inc.	67,700	2,067,558	0.63%
Microsoft Corp.	275,405	7,576,391	2.33%
National Semiconductor Corp.	95,100	1,953,354	0.60%
NetApp, Inc. *	215,245	4,662,207	1.43%
PMC-Sierra, Inc. *	276,400	2,114,460	0.65%
Red Hat, Inc. *	111,800	2,313,142	0.71%
Research In Motion, Ltd. *	47,880	5,597,172	1.72%
Riverbed Technology, Inc. *	174,640	2,396,061	0.74%
Salesforce.com, Inc. *	141,080	9,625,888	2.96%
Samsung Electronics Company, Ltd.	3,685	2,201,735	0.67%
Xilinx, Inc.	166,100	4,194,025	1.29%
OTHER SECURITIES		22,381,788	6.86%
		170,021,616

TOTAL COMMON STOCKS (Cost $306,112,300)		$299,690,701
CORPORATE BONDS - 0.28%
Communications - 0.28%		921,900	0.28%

TOTAL CORPORATE BONDS (Cost $1,279,201)		$921,900
REPURCHASE AGREEMENTS - 4.40%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $14,338,717 on 07/01/2008, collateralized by $13,430,000 Federal National Mortgage Association, 5.55% due 07/10/2028 and $1,280,000 Federal National Mortgage Association, 3.20% due 05/06/2010(valued at $14,630,159, including interest)
	14,338,000	14,338,000	4.40%

TOTAL REPURCHASE AGREEMENTS (Cost $14,338,000)		$14,338,000
SHORT TERM INVESTMENTS - 5.67%
T. Rowe Price Reserve Investment Fund
2.724%, due 09/19/2034		$10,562,625	3.25%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	7,916,251	7,916,251	2.42%

TOTAL SHORT TERM INVESTMENTS (Cost $18,478,876)		$18,478,876
Total Investments (Science & Technology Trust) (Cost $340,208,377) - 102.38%		$333,429,477	102.38%
Liabilities in Excess of Other Assets - (2.38)%		(7,766,710)	(2.38)%
TOTAL NET ASSETS - 100.00%		$325,662,767	100.00%

Small Cap Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.60%
Basic Materials - 3.78%
Arch Chemicals, Inc.	42,200	$1,398,930	1.78%
ICO, Inc. *	130,200	783,804	1.00%
Penford Corp.	52,900	787,152	1.00%
		2,969,886
Communications - 8.14%
Aruba Networks, Inc. * (a)	155,300	812,219	1.03%
inVentiv Health, Inc. *	99,300	2,759,547	3.52%
Secure Computing Corp. *	299,700	1,240,758	1.58%
TheStreet.com, Inc.	243,100	1,582,581	2.01%
		6,395,105
Consumer, Cyclical - 13.65%
Allegiant Travel Company *	66,300	1,232,517	1.57%
Citi Trends, Inc. *	100,819	2,284,559	2.91%
Fuel Systems Solutions, Inc. *	35,200	1,355,200	1.72%
Gaylord Entertainment Company * (a)	74,500	1,785,020	2.27%
G-III Apparel Group, Ltd. *	165,200	2,038,568	2.60%
Tractor Supply Company * (a)	41,800	1,213,872	1.54%
Under Armour, Inc., Class A * (a)	29,500	756,380	0.96%
OTHER SECURITIES		59,768	0.08%
		10,725,884
Consumer, Non-cyclical - 26.50%
Abaxis, Inc. *	40,100	967,613	1.23%
Air Methods Corp. *	66,386	1,659,650	2.11%
Cantel Medical Corp. *	135,900	1,375,308	1.75%
Gaiam, Inc., Class A * (a)	97,600	1,318,576	1.68%
Intermediate Parfums, Inc.	127,350	1,910,250	2.43%
Inverness Medical Innovations, Inc. * (a)	71,100	2,358,387	3.00%
Kenexa Corp. *	76,200	1,435,608	1.83%
Parexel International Corp. *	84,000	2,210,040	2.81%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
SurModics, Inc. * (a)	34,700	$1,555,948	1.98%
Symmetry Medical, Inc. *	215,700	3,498,653	4.45%
Team, Inc. *	26,900	923,208	1.17%
United Natural Foods, Inc. *	68,800	1,340,224	1.71%
OTHER SECURITIES		273,370	0.35%
		20,826,836
Energy - 6.39%
Goodrich Petroleum Corp. * (a)	51,400	4,262,088	5.43%
Warren Resources, Inc. *	51,500	756,020	0.96%
		5,018,108
Financial - 13.14%
First Mercury Financial Corp. *	121,000	2,134,440	2.72%
National Interstate Corp.	74,100	1,361,958	1.73%
Philadelphia Consolidated Holding Corp. *	50,400	1,712,088	2.18%
SVB Financial Group * (a)	61,100	2,939,521	3.74%
SWS Group, Inc.	109,900	1,825,439	2.32%
OTHER SECURITIES		350,591	0.45%
		10,324,037
Funds - 2.02%
iShares Russell 2000 Index Fund (a)	23,000	1,587,690	2.02%
Industrial - 11.07%
CECO Environmental Corp. * (a)	133,600	786,904	1.00%
Chart Industries, Inc. *	63,500	3,088,640	3.94%
Daktronics, Inc. (a)	46,500	937,905	1.19%
Dynamex, Inc. *	27,800	745,318	0.95%
Dynamic Materials Corp.	26,300	866,585	1.10%
Flow International Corp. *	247,232	1,928,410	2.45%
OTHER SECURITIES		349,206	0.44%
		8,702,968
Technology - 13.91%
3PAR, Inc. * (a)	149,700	1,173,648	1.49%
Deltek, Inc. *	130,400	988,432	1.26%
DivX, Inc. * (a)	131,900	968,146	1.23%
Double-Take Software, Inc. *	105,600	1,450,944	1.85%
IPG Photonics Corp. *	154,000	2,896,740	3.69%
Radiant Systems, Inc. *	149,500	1,604,135	2.04%
Synchronoss Technologies, Inc. *	102,200	922,866	1.17%
Techwell, Inc. * (a)	75,400	928,928	1.18%
		10,933,839

TOTAL COMMON STOCKS (Cost $90,168,319)		$77,484,353
REPURCHASE AGREEMENTS - 1.87%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $1,470,074 on 07/01/2008, collateralized by $1,495,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $1,502,475, including interest)
	1,470,000	$1,470,000	1.87%

TOTAL REPURCHASE AGREEMENTS (Cost $1,470,000)		$1,470,000
SHORT TERM INVESTMENTS - 27.76%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	21,812,238	21,812,238	27.76%

TOTAL SHORT TERM INVESTMENTS (Cost $21,812,238)		$21,812,238
Total Investments (Small Cap Trust) (Cost $113,450,557) - 128.23%		$100,766,591	128.23%
Liabilities in Excess of Other Assets - (28.23)%		(22,183,811)	(28.23)%
TOTAL NET ASSETS - 100.00%		$78,582,780	100.00%

Small Cap Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.68%
Basic Materials - 6.93%
FMC Corp.	77,272	$5,983,944	2.27%
Innophos Holdings, Inc.	73,370	2,344,172	0.89%
Solutia, Inc. * (a)	244,960	3,140,387	1.20%
Terra Industries, Inc.	67,560	3,334,086	1.27%
OTHER SECURITIES		3,393,531	1.30%
		18,196,120
Communications - 11.78%
Ariba, Inc. *	212,700	3,128,817	1.19%
Atheros Communications, Inc. *	95,400	2,862,001	1.09%
Cellcom Israel, Ltd.	125,094	4,279,466	1.63%
Equinix, Inc. * (a)	43,670	3,896,237	1.48%
Focus Media Holding, Ltd., ADR * (a)	107,090	2,968,535	1.13%
NICE Systems, Ltd., ADR *	83,030	2,455,197	0.94%
OTHER SECURITIES		11,326,282	4.32%
		30,916,535
Consumer, Cyclical - 9.67%
Advance Auto Parts, Inc.	87,900	3,413,157	1.30%
Big Lots, Inc. * (a)	81,640	2,550,434	0.97%
BJ’s Wholesale Club, Inc. *	107,700	4,167,990	1.59%
Marvel Entertainment, Inc. *	112,010	3,600,001	1.37%
Owens & Minor, Inc.	73,790	3,371,465	1.28%
Titan International, Inc. (a)	92,210	3,284,520	1.25%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Cyclical (continued)
OTHER SECURITIES		$4,990,483	1.91%
		25,378,050
Consumer, Non-cyclical - 21.66%
Charles River Laboratories International, Inc. *	39,290	2,511,417	0.97%
Healthsouth Corp. * (a)	209,990	3,492,133	1.33%
ICON PLC, SADR *	41,890	3,163,533	1.21%
Interactive Data Corp.	111,760	2,808,529	1.07%
Pharmaceutical Product Development, Inc.	155,270	6,661,083	2.54%
TeleTech Holdings, Inc. *	117,730	2,349,890	0.90%
Tetra Tech, Inc. *	113,690	2,571,667	0.98%
OTHER SECURITIES		33,294,903	12.66%
		56,853,155
Diversified - 1.19%
Liberty Acquisition Holdings Corp. *	297,660	3,125,430	1.19%
Energy - 12.38%
Arch Coal, Inc.	46,610	3,497,148	1.33%
Carbo Ceramics, Inc.	46,440	2,709,774	1.03%
Dril-Quip, Inc. *	54,330	3,422,790	1.30%
Forest Oil Corp. *	39,460	2,939,770	1.12%
Foundation Coal Holdings, Inc.	36,920	3,270,374	1.25%
Hercules Offshore, Inc. *	74,490	2,832,110	1.08%
St. Mary Land & Exploration Company	46,990	3,037,433	1.16%
OTHER SECURITIES		10,783,232	4.11%
		32,492,631
Financial - 4.47%
Allied World Assurance Holdings, Ltd.	95,850	3,797,577	1.45%
ProAssurance Corp. *	76,351	3,673,247	1.40%
OTHER SECURITIES		4,266,396	1.62%
		11,737,220
Funds - 6.62%
iShares Russell 2000 Growth Index Fund (a)	169,100	12,878,656	4.91%
iShares Russell 2000 Index Fund (a)	65,000	4,486,950	1.71%
		17,365,606
Industrial - 12.90%
Aecom Technology Corp. *	103,380	3,362,951	1.28%
Ball Corp.	51,030	2,436,172	0.93%
FLIR Systems, Inc. *	111,380	4,518,687	1.72%
Flowserve Corp.	18,400	2,515,280	0.96%
Kansas City Southern *	72,550	3,191,475	1.22%
Landstar Systems, Inc.	50,600	2,794,132	1.07%
Snap-on, Inc.	47,200	2,454,872	0.94%
Teledyne Technologies, Inc. *	50,204	2,449,453	0.93%
OTHER SECURITIES		10,124,135	3.85%
		33,847,157
Technology - 10.08%
ANSYS, Inc. *	78,800	3,713,056	1.41%
FactSet Research Systems, Inc. (a)	44,757	$2,522,505	0.96%
ON Semiconductor Corp. *	470,930	4,318,427	1.64%
Red Hat, Inc. *	229,330	4,744,838	1.82%
Skyworks Solutions, Inc. *	257,050	2,537,083	0.96%
OTHER SECURITIES		8,624,598	3.29%
		26,460,507

TOTAL COMMON STOCKS (Cost $252,185,732)		$256,372,411
REPURCHASE AGREEMENTS - 3.62%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $9,512,476 on 07/01/2008, collateralized by $9,655,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $9,703,275, including interest)
	9,512,000	9,512,000	3.62%

TOTAL REPURCHASE AGREEMENTS (Cost $9,512,000)		$9,512,000
SHORT TERM INVESTMENTS - 16.31%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	42,798,894	42,798,894	16.31%

TOTAL SHORT TERM INVESTMENTS (Cost $42,798,894)		$42,798,894
Total Investments (Small Cap Growth Trust) (Cost $304,496,626) - 117.61%		$308,683,305	117.61%
Liabilities in Excess of Other Assets - (17.61)%		(46,209,643)	(17.61)%
TOTAL NET ASSETS - 100.00%		$262,473,662	100.00%

Small Cap Intrinsic Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 103.75%
Basic Materials - 14.33%
Anvil Mining, Ltd. *	119,374	$1,123,851	1.46%
Apex Silver Mines, Ltd. *	63,730	312,914	0.41%
Boise, Inc. *	168,471	648,613	0.84%
FNX Mining Company, Inc. *	167,644	3,962,165	5.13%
Gammon Gold, Inc. *	280,908	3,047,852	3.95%
Minefinders Corp., Ltd. *	140,650	1,462,760	1.89%
Omnova Solutions, Inc. *	180,683	502,299	0.65%
		11,060,454
Communications - 19.36%
DG Fastchannel, Inc. *	132,615	2,287,609	2.96%
Drugstore.com, Inc. *	48,318	91,804	0.12%
MRV Communications, Inc. *	1,477,631	1,758,381	2.28%
RADVision, Ltd. *	92,105	560,919	0.73%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Intrinsic Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Communications (continued)
RealNetworks, Inc. *	713,616	$4,709,866	6.10%
Shutterfly, Inc. *	48,640	593,895	0.77%
TerreStar Corp. *	49,327	196,321	0.25%
The Knot, Inc. *	485,955	4,752,640	6.15%
		14,951,435
Consumer, Cyclical - 8.87%
Carrols Restaurant Group, Inc. *	473,000	2,454,870	3.17%
Joe’s Jeans, Inc. *	519,000	612,420	0.79%
Melco PBL Entertainment Macau, Ltd., ADR *	90,000	838,800	1.09%
Nu Skin Enterprises, Inc., Class A	60,000	895,200	1.16%
Pinnacle Airlines Corp. *	180,351	569,909	0.74%
Prime Success International Group, Ltd.	2,676,785	1,479,617	1.92%
		6,850,816
Consumer, Non-cyclical - 23.56%
Agrenco, Ltd. *	1,417,342	1,494,173	1.94%
American Oriental Bioengineering, Inc. *	315,197	3,110,994	4.02%
Anesiva, Inc. *	189,800	559,910	0.73%
Brazil Ethanol, Inc. *	37,138	408,518	0.53%
Diamond Foods, Inc.	85,000	1,958,400	2.54%
NMT Medical, Inc. *	180,345	842,211	1.09%
Novabay Pharmaceuticals, Inc. *	160,556	321,112	0.42%
Seaboard Corp.	2,799	4,341,249	5.62%
Vanda Pharmaceuticals, Inc. *	143,062	470,674	0.61%
Wright Express Corp. *	188,699	4,679,735	6.07%
		18,186,976
Diversified - 3.66%
Global Brands Acquisition Corp. *	100,000	985,000	1.28%
Melco International Development	200,000	193,402	0.25%
Sherritt International Corp., ADR	109,614	1,650,068	2.13%
		2,828,470
Energy - 9.61%
TXCO Resources, Inc. *	251,035	2,952,172	3.82%
Warren Resources, Inc. *	304,340	4,467,711	5.79%
		7,419,883
Financial - 8.28%
BGC Partners, Inc. *	100,948	762,158	0.99%
eHealth, Inc. *	21,500	379,690	0.49%
NexCen Brands, Inc. *	95,000	53,210	0.07%
Northeast Community Bancorp, Inc.	138,000	1,551,120	2.01%
Pinetree Capital, Ltd. *	295,275	671,803	0.87%
Tradestation Group, Inc. *	292,850	2,972,427	3.85%
		6,390,408
Industrial - 3.27%
Diana Shipping, Inc.	63,147	1,939,244	2.51%
Sonic Solutions *	89,950	536,102	0.69%
OTHER SECURITIES		52,017	0.07%
		2,527,363
Technology - 8.50%
Brocade Communications Systems, Inc. *	494,372	$4,073,625	5.27%
Descartes Systems Group, Inc. *	535,869	1,797,266	2.33%
Kopin Corp. *	241,176	692,175	0.90%
		6,563,066
Utilities - 4.30%
PICO Holdings, Inc. *	46,650	2,026,943	2.62%
Southern Union Company	48,000	1,296,960	1.68%
		3,323,903

TOTAL COMMON STOCKS (Cost $109,109,458)		$80,102,774
WARRANTS - 0.30%
Basic Materials - 0.11%		86,520	0.11%
Consumer, Non-cyclical - 0.19%
Shermen WSC Acquisition Corp.
(Expiration Date 05/24/2011, Strike Price USD 5.00) *	1,032,754	144,585	0.19%

TOTAL WARRANTS (Cost $633,594)		$231,105
Total Investments (Small Cap Intrinsic Value Trust) (Cost $109,743,052) - 104.05%		$80,333,879	104.05%
Liabilities in Excess of Other Assets - (4.05)%		(3,123,411)	(4.05)%
TOTAL NET ASSETS - 100.00%		$77,210,468	100.00%

Small Cap Opportunities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 83.26%
Basic Materials - 3.51%		$7,732,764	3.51%
Communications - 7.49%
Anixter International, Inc. * (a)	31,180	1,854,898	0.84%
Ariba, Inc. *	117,433	1,727,439	0.78%
Comtech Telecommunications Corp. *	61,823	3,029,328	1.39%
J2 Global Communications, Inc. *	65,670	1,510,410	0.68%
OTHER SECURITIES		8,406,651	3.81%
		16,528,726
Consumer, Cyclical - 9.33%
Citi Trends, Inc. *	55,577	1,259,374	0.58%
Owens & Minor, Inc.	30,327	1,385,641	0.63%
Penske Auto Group, Inc. (a)	98,256	1,448,293	0.65%
Rush Enterprises, Inc., Class B *	194,539	2,112,694	0.96%
Wolverine World Wide, Inc.	55,436	1,478,478	0.66%
OTHER SECURITIES		12,887,382	5.85%
		20,571,862

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Non-cyclical - 12.16%
Flowers Foods, Inc.	110,445	$3,130,011	1.41%
Ruddick Corp.	76,027	2,608,486	1.18%
Spartan Motors, Inc. (a)	232,154	1,734,190	0.79%
West Pharmaceutical Services, Inc.	55,132	2,386,114	1.09%
OTHER SECURITIES		16,948,869	7.69%
		26,807,670
Energy - 7.71%
Complete Production Services, Inc. *	38,573	1,404,829	0.64%
Comstock Resources, Inc. *	19,273	1,627,219	0.74%
Core Laboratories N.V. *	12,244	1,742,933	0.78%
Mariner Energy, Inc. *	49,650	1,835,561	0.83%
NATCO Group, Inc. *	25,277	1,378,355	0.63%
Oil States International, Inc. *	35,804	2,271,405	1.03%
Penn Virginia Corp.	24,070	1,815,360	0.82%
OTHER SECURITIES		4,922,925	2.24%
		16,998,587
Financial - 18.54%
Affiliated Managers Group, Inc. *	35,869	3,230,362	1.46%
Corporate Office Properties Trust, REIT	46,143	1,584,090	0.71%
DuPont Fabros Technology, Inc., REIT (a)	78,310	1,459,698	0.66%
Glacier Bancorp, Inc.	114,469	1,830,360	0.83%
KKR Financial Holdings LLC	186,051	1,953,536	0.89%
LaSalle Hotel Properties, REIT	61,420	1,543,484	0.70%
NorthStar Realty Finance Corp., REIT (a)	167,350	1,392,352	0.63%
RAIT Financial Trust, REIT (a)	183,962	1,364,998	0.62%
OTHER SECURITIES		26,528,220	12.04%
		40,887,100
Industrial - 15.12%
A. M. Castle & Company	49,100	1,404,750	0.64%
Actuant Corp., Class A	49,106	1,539,473	0.71%
Ceradyne, Inc. *	51,303	1,759,692	0.80%
Chart Industries, Inc. *	39,472	1,919,919	0.88%
General Cable Corp. *	58,199	3,541,409	1.60%
Koppers Holdings, Inc.	38,180	1,598,597	0.72%
Landstar Systems, Inc.	36,264	2,002,498	0.90%
RBC Bearings, Inc. *	60,056	2,001,066	0.91%
OTHER SECURITIES		17,574,057	7.96%
		33,341,461
Technology - 6.33%
Diodes, Inc. *	76,314	2,109,318	0.95%
OTHER SECURITIES		11,848,546	5.38%
		13,957,864
Utilities - 3.07%
South Jersey Industries, Inc.	57,350	2,142,596	0.97%
OTHER SECURITIES		$4,627,332	2.10%
		6,769,928

TOTAL COMMON STOCKS (Cost $198,399,402)		$183,595,962
REPURCHASE AGREEMENTS - 1.12%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $2,473,124 on 07/01/2008, collateralized by $2,495,000 Federal National Mortgage Association, 3.375% due 03/05/2010 (valued at $2,523,069, including interest)
	2,473,000	2,473,000	1.12%

TOTAL REPURCHASE AGREEMENTS (Cost $2,473,000)		$2,473,000
SHORT TERM INVESTMENTS - 51.83%
Amstel Funding Corp.
2.620%, due 07/01/2008	4,000,000	4,000,000	1.81%
Amsterdam Funding Corp.
2.600%, due 07/01/2008	4,000,000	4,000,000	1.81%
Clipper Receivables Company
3.080%, due 07/01/2008	4,000,000	4,000,000	1.81%
Crown Point Capital Company
3.000%, due 07/01/2008	4,000,000	4,000,000	1.81%
Danske Corp.
2.690%, due 07/01/2008	4,000,000	4,000,000	1.81%
Federal Home Loan Bank Discount Notes
2.040%, due 07/01/2008	50,340,000	50,340,000	22.84%
Long Lane Master Trust
2.750%, due 07/01/2008	4,000,000	4,000,000	1.81%
Mont Blanc Capital Corp.
2.920%, due 07/01/2008	4,000,000	4,000,000	1.81%
Rabobank USA Financial Corp.
2.240%, due 07/01/2008	4,000,000	4,000,000	1.82%
Windmill Funding Corp.
2.630%, due 07/01/2008	4,000,000	4,000,000	1.81%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	27,932,563	27,932,563	12.68%

TOTAL SHORT TERM INVESTMENTS (Cost $114,272,563)		$114,272,563
Total Investments (Small Cap Opportunities Trust) (Cost $315,144,965) - 136.21%		$300,341,525	136.21%
Liabilities in Excess of Other Assets - (36.21)%		(79,836,707)	(36.21)%
TOTAL NET ASSETS - 100.00%		$220,504,818	100.00%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.33%
Basic Materials - 3.01%
Deltic Timber Corp.	87,700	$4,692,827	1.25%
OTHER SECURITIES		6,554,728	1.76%
		11,247,555
Communications - 1.32%
Websense, Inc. *	279,500	4,706,780	1.26%
OTHER SECURITIES		240,355	0.06%
		4,947,135
Consumer, Cyclical - 15.77%
Casey’s General Stores, Inc.	347,300	8,046,941	2.15%
Cato Corp., Class A	441,046	6,280,495	1.68%
Hibbett Sports, Inc. * (a)	446,400	9,419,040	2.52%
Modine Manufacturing Company	371,800	4,599,166	1.23%
Sonic Corp. *	258,400	3,824,320	1.02%
Stage Stores, Inc.	545,949	6,371,225	1.70%
Unifirst Corp.	126,100	5,631,626	1.51%
United Stationers, Inc. *	164,594	6,081,748	1.63%
OTHER SECURITIES		8,720,426	2.33%
		58,974,987
Consumer, Non-cyclical - 16.52%
Acco Brands Corp. *	443,900	4,984,997	1.33%
AmSurg Corp. *	201,899	4,916,241	1.31%
Arbitron, Inc. (a)	124,700	5,923,250	1.59%
Bowne & Company, Inc.	322,200	4,108,050	1.10%
Centene Corp. *	284,500	4,776,755	1.28%
Helen of Troy, Ltd. *	251,500	4,054,180	1.08%
Herbalife, Ltd.	167,700	6,498,375	1.74%
Lance, Inc.	217,200	4,076,844	1.09%
MAXIMUS, Inc.	160,300	5,581,646	1.49%
Orthofix International NV *	225,100	6,516,644	1.74%
OTHER SECURITIES		10,329,124	2.77%
		61,766,106
Energy - 6.95%
Penn Virginia Corp.	214,200	16,154,964	4.31%
Whiting Petroleum Corp. *	70,500	7,478,640	2.00%
OTHER SECURITIES		2,360,861	0.64%
		25,994,465
Financial - 24.13%
Acadia Realty Trust, REIT	180,100	4,169,315	1.12%
Ares Capital Corp. (a)	467,866	4,716,089	1.26%
Asset Acceptance Capital Corp. * (a)	349,200	4,267,224	1.14%
Assured Guaranty, Ltd.	294,500	5,298,055	1.42%
Delphi Financial Group, Inc.	261,250	6,045,325	1.62%
Financial Federal Corp. (a)	185,553	4,074,744	1.09%
International Bancshares Corp.	207,310	4,430,215	1.18%
Platinum Underwriters Holdings, Ltd.	169,609	5,530,949	1.48%
RAIT Financial Trust, REIT (a)	645,500	4,789,610	1.28%
Realty Income Corp., REIT (a)	276,400	6,290,864	1.68%
Universal American Financial Corp. *	580,900	5,936,798	1.58%
U-Store-It Trust, REIT	410,700	4,907,865	1.31%
Webster Financial Corp.	233,000	$4,333,800	1.16%
WestAmerica Bancorp (a)	81,700	4,296,603	1.15%
OTHER SECURITIES		21,120,200	5.66%
		90,207,656
Industrial - 22.08%
Acuity Brands, Inc.	116,300	5,591,704	1.50%
Albany International Corp., Class A	182,734	5,299,286	1.42%
AptarGroup, Inc.	106,838	4,481,854	1.20%
Belden, Inc.	364,949	12,364,473	3.30%
Carlisle Companies, Inc.	415,200	12,040,799	3.23%
ESCO Technologies, Inc. * (a)	126,100	5,916,612	1.58%
Matthews International Corp., Class A	106,800	4,833,768	1.29%
Mueller Industries, Inc.	285,510	9,193,422	2.46%
Nam Tai Electronics, Inc.	413,200	5,404,656	1.45%
Vitran Corp., Inc. *	281,000	4,212,190	1.13%
OTHER SECURITIES		13,194,291	3.52%
		82,533,055
Technology - 2.37%
Xyratex, Ltd. *	286,700	4,773,555	1.28%
OTHER SECURITIES		4,086,672	1.09%
		8,860,227
Utilities - 3.18%
Westar Energy, Inc.	197,300	4,243,923	1.14%
OTHER SECURITIES		7,632,304	2.04%
		11,876,227

TOTAL COMMON STOCKS (Cost $398,039,456)		$356,407,413
REPURCHASE AGREEMENTS - 4.40%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $16,467,823 on 07/01/2008, collateralized by $16,715,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $16,798,575, including interest)
	16,467,000	16,467,000	4.40%

TOTAL REPURCHASE AGREEMENTS (Cost $16,467,000)		$16,467,000
SHORT TERM INVESTMENTS - 17.88%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	66,848,395	66,848,395	17.88%

TOTAL SHORT TERM INVESTMENTS (Cost $66,848,395)		$66,848,395
Total Investments (Small Cap Value Trust) (Cost $481,354,851) - 117.61%		$439,722,808	117.61%
Liabilities in Excess of Other Assets - (17.61)%		(65,854,208)	(17.61)%
TOTAL NET ASSETS - 100.00%		$373,868,600	100.00%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Small Company Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.65%
Basic Materials - 5.46%
Celanese Corp., Series A	8,313	$379,572	1.00%
CF Industries Holdings, Inc.	2,161	330,201	0.87%
Rock-Tenn Company, Class A	16,053	481,430	1.26%
Terra Industries, Inc.	7,615	375,800	0.99%
OTHER SECURITIES		508,339	1.34%
		2,075,342
Communications - 6.07%
CenturyTel, Inc.	9,749	346,966	0.91%
eResearch Technology, Inc. *	18,319	319,483	0.84%
Priceline.com, Inc. * (a)	2,974	343,378	0.90%
Syniverse Holdings, Inc. *	23,979	388,460	1.02%
OTHER SECURITIES		911,281	2.40%
		2,309,568
Consumer, Cyclical - 16.25%
Big Lots, Inc. *	12,580	392,999	1.03%
Cash America International, Inc.	14,140	438,340	1.15%
CEC Entertainment, Inc. *	14,306	400,710	1.06%
DreamWorks Animation SKG, Inc., Class A *	12,393	369,435	0.97%
Gymboree Corp. *	10,742	430,431	1.12%
Owens & Minor, Inc.	13,230	604,479	1.59%
Polaris Industries, Inc. (a)	11,657	470,710	1.24%
Warnaco Group, Inc. *	8,144	358,905	0.94%
OTHER SECURITIES		2,717,946	7.15%
		6,183,955
Consumer, Non-cyclical - 15.41%
Apria Healthcare Group, Inc. *	23,408	453,882	1.19%
Invitrogen Corp. *	9,959	390,990	1.03%
Martek Biosciences Corp. * (a)	13,411	452,086	1.19%
Medicis Pharmaceutical Corp., Class A	15,196	315,773	0.83%
Molina Healthcare, Inc. * (a)	12,967	315,616	0.83%
Tupperware Brands Corp.	9,550	326,801	0.86%
Watson Wyatt Worldwide, Inc., Class A	11,045	584,170	1.53%
OTHER SECURITIES		3,021,948	7.95%
		5,861,266
Energy - 11.24%
Atwood Oceanics, Inc. *	2,626	326,518	0.87%
National Fuel Gas Company	6,823	405,832	1.07%
Oil States International, Inc. *	7,140	452,962	1.19%
Patriot Coal Corp. *	2,193	336,165	0.88%
St. Mary Land & Exploration Company	5,090	329,018	0.86%
Stone Energy Corp. *	8,324	548,634	1.45%
Unit Corp. *	5,805	481,641	1.27%
W&T Offshore, Inc.	7,155	418,639	1.10%
OTHER SECURITIES		976,816	2.55%
		4,276,225
Financial - 13.17%
Aspen Insurance Holdings, Ltd.	17,037	403,265	1.06%
Bank of Hawaii Corp.	9,127	436,271	1.15%
Equity Lifestyle Properties, Inc., REIT	9,459	416,196	1.09%
Oriental Financial Group, Inc.	21,637	$308,544	0.81%
Taubman Centers, Inc., REIT	8,836	429,870	1.14%
OTHER SECURITIES		3,016,327	7.92%
		5,010,473
Industrial - 17.58%
Celestica, Inc. *	53,853	453,980	1.18%
Chicago Bridge & Iron Company N.V.	9,087	361,844	0.95%
Darling International, Inc. *	31,630	522,528	1.37%
EMCOR Group, Inc. *	21,769	621,069	1.64%
Esterline Technologies Corp. *	8,392	413,390	1.08%
GrafTech International, Ltd. *	18,437	494,664	1.30%
Robbins & Myers, Inc.	9,545	476,008	1.26%
OTHER SECURITIES		3,343,565	8.79%
		6,687,048
Technology - 12.14%
ANSYS, Inc. *	6,475	305,102	0.80%
SPSS, Inc. *	11,401	414,654	1.09%
Sybase, Inc. *	15,456	454,716	1.21%
Synopsys, Inc. *	14,635	349,923	0.92%
Trimble Navigation, Ltd. *	10,647	380,098	0.99%
OTHER SECURITIES		2,714,745	7.13%
		4,619,238
Utilities - 2.33%
UGI Corp.	13,354	383,394	1.00%
OTHER SECURITIES		502,902	1.33%
		886,296

TOTAL COMMON STOCKS (Cost $38,407,917)		$37,909,411
SHORT TERM INVESTMENTS - 6.83%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	2,600,714	2,600,714	6.84%

TOTAL SHORT TERM INVESTMENTS (Cost $2,600,714)		$2,600,714
Total Investments (Small Company Trust) (Cost $41,008,631) - 106.48%		$40,510,125	106.48%
Liabilities in Excess of Other Assets - (6.48)%		(2,466,407)	(6.48)%
TOTAL NET ASSETS - 100.00%		$38,043,718	100.00%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Small Company Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.07%
Basic Materials - 0.70%		$1,342,674	0.70%
Communications - 6.71%
Polycom, Inc. *	68,860	1,677,430	0.87%
SBA Communications Corp. *	53,709	1,934,060	1.01%
OTHER SECURITIES		9,306,404	4.83%
		12,917,894
Consumer, Cyclical - 11.93%
Big Lots, Inc. * (a)	62,982	1,967,559	1.03%
Longs Drug Stores Corp.	39,173	1,649,575	0.86%
Marvel Entertainment, Inc. *	62,906	2,021,799	1.05%
Tech Data Corp. *	48,561	1,645,732	0.85%
Warnaco Group, Inc. *	47,666	2,100,641	1.09%
OTHER SECURITIES		13,597,586	7.05%
		22,982,892
Consumer, Non-cyclical - 26.36%
BioMarin Pharmaceutical, Inc. *	64,844	1,879,179	0.98%
Church & Dwight, Inc.	35,818	2,018,344	1.05%
CoStar Group, Inc. * (a)	45,603	2,027,053	1.05%
DeVry, Inc.	51,354	2,753,601	1.43%
Myriad Genetics, Inc. * (a)	34,884	1,587,919	0.82%
Nuvasive, Inc. * (a)	60,658	2,708,986	1.40%
Strayer Education, Inc.	10,585	2,213,006	1.15%
Tetra Tech, Inc. *	96,326	2,178,894	1.13%
United Therapeutics Corp. * (a)	16,198	1,583,355	0.82%
Wright Medical Group, Inc. *	73,751	2,095,266	1.08%
OTHER SECURITIES		29,720,984	15.45%
		50,766,587
Energy - 9.83%
Arena Resources, Inc. *	52,880	2,793,122	1.45%
Bill Barrett Corp. * (a)	52,576	3,123,540	1.62%
Carrizo Oil & Gas, Inc. * (a)	45,192	3,077,123	1.60%
Dril-Quip, Inc. *	40,507	2,551,941	1.32%
ION Geophysical Corp. *	104,478	1,823,141	0.95%
Unit Corp. *	43,901	3,642,466	1.89%
Whiting Petroleum Corp. *	18,094	1,919,412	1.00%
		18,930,745
Financial - 5.70%
Affiliated Managers Group, Inc. *	19,025	1,713,391	0.89%
BioMed Realty Trust, Inc., REIT	71,871	1,762,996	0.92%
SVB Financial Group *	37,953	1,825,919	0.95%
OTHER SECURITIES		5,670,261	2.94%
		10,972,567
Industrial - 17.92%
Bucyrus International, Inc., Class A	29,792	2,175,412	1.13%
Coherent, Inc. * (a)	57,363	1,714,579	0.88%
FMC Technologies, Inc. *	28,884	2,222,046	1.15%
Forward Air Corp.	54,015	1,868,918	0.97%
General Cable Corp. *	40,698	2,476,473	1.29%
Greif, Inc., Class A	29,739	1,904,188	0.99%
Hub Group, Inc., Class A *	53,237	1,816,979	0.94%
Knight Transportation, Inc. (a)	86,463	$1,582,273	0.82%
TransDigm Group, Inc. *	47,359	1,590,789	0.83%
Varian, Inc. *	41,232	2,105,306	1.09%
Wabtec Corp.	46,588	2,265,109	1.18%
OTHER SECURITIES		12,795,349	6.65%
		34,517,421
Technology - 17.24%
ANSYS, Inc. *	49,895	2,351,051	1.22%
Aspen Technology, Inc. *	120,877	1,607,664	0.83%
Blackboard, Inc. * (a)	56,372	2,155,102	1.12%
Diodes, Inc. *	61,695	1,705,250	0.89%
Eclipsys Corp. *	89,116	1,636,170	0.85%
Microsemi Corp. *	76,931	1,937,122	1.01%
Power Integrations, Inc. *	50,450	1,594,725	0.83%
Silicon Laboratories, Inc. *	52,275	1,886,605	0.98%
Varian Semiconductor Equipment Associates, Inc. *	57,764	2,011,341	1.04%
OTHER SECURITIES		16,318,340	8.47%
		33,203,370
Utilities - 1.68%
Pike Electric Corp. *	105,636	1,754,614	0.91%
OTHER SECURITIES		1,474,115	0.77%
		3,228,729

TOTAL COMMON STOCKS (Cost $203,753,625)		$188,862,879
REPURCHASE AGREEMENTS - 1.56%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.850% to be repurchased at $3,006,154 on 07/01/2008, collateralized by $2,860,000 Federal Home Loan Mortgage Corp., 5.50% due 08/23/2017 (valued at $3,070,925, including interest)
	3,006,000	3,006,000	1.56%

TOTAL REPURCHASE AGREEMENTS (Cost $3,006,000)		$3,006,000
SHORT TERM INVESTMENTS - 22.75%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	43,806,667	43,806,667	22.75%

TOTAL SHORT TERM INVESTMENTS (Cost $43,806,667)		$43,806,667
Total Investments (Small Company Growth Trust) (Cost $250,566,292) - 122.38%		$235,675,546	122.38%
Liabilities in Excess of Other Assets - (22.38)%		(43,104,793)	(22.38)%
TOTAL NET ASSETS - 100.00%		$192,570,753	100.00%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Small Company Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.94%
Basic Materials - 7.87%
Airgas, Inc.	178,000	$10,393,420	1.55%
Arch Chemicals, Inc.	177,200	5,874,180	0.88%
Carpenter Technology Corp.	149,800	6,538,770	0.97%
Deltic Timber Corp.	108,900	5,827,239	0.86%
Potlatch Corp.	162,900	7,350,048	1.09%
OTHER SECURITIES		17,067,495	2.52%
		53,051,152
Communications - 2.47%
Premiere Global Services, Inc. *	427,000	6,225,660	0.93%
OTHER SECURITIES		10,440,799	1.54%
		16,666,459
Consumer, Cyclical - 7.98%
Beacon Roofing Supply, Inc. * (a)	541,577	5,746,132	0.85%
Owens & Minor, Inc.	261,500	11,947,935	1.77%
OTHER SECURITIES		36,035,246	5.36%
		53,729,313
Consumer, Non-cyclical - 13.71%
Aaron Rents, Inc., Class B	441,100	9,849,763	1.46%
FTI Consulting, Inc. *	191,200	13,089,552	1.93%
McGrath Rentcorp	267,900	6,587,661	0.98%
MPS Group, Inc. *	555,600	5,906,028	0.88%
Myriad Genetics, Inc. * (a)	152,200	6,928,144	1.03%
National Healthcare Corp. (a)	101,500	4,651,745	0.69%
Navigant Consulting Company *	334,900	6,550,644	0.97%
West Pharmaceutical Services, Inc.	155,900	6,747,352	1.00%
OTHER SECURITIES		32,057,706	4.77%
		92,368,595
Energy - 12.38%
Atwood Oceanics, Inc. *	41,800	5,197,412	0.77%
Carbo Ceramics, Inc. (a)	81,000	4,726,350	0.70%
Forest Oil Corp. *	137,300	10,228,850	1.52%
Mariner Energy, Inc. *	150,404	5,560,436	0.82%
Penn Virginia Corp.	282,300	21,291,066	3.17%
TETRA Technologies, Inc. *	398,300	9,443,693	1.40%
W-H Energy Services, Inc. *	88,000	8,425,120	1.25%
Whiting Petroleum Corp. *	109,500	11,615,760	1.72%
OTHER SECURITIES		6,942,878	1.03%
		83,431,565
Financial - 15.19%
Kilroy Realty Corp., REIT	166,600	7,835,198	1.16%
Max Re Capital, Ltd.	235,700	5,027,481	0.75%
ProAssurance Corp. *	217,700	10,473,547	1.56%
SVB Financial Group * (a)	197,000	9,477,670	1.41%
OTHER SECURITIES		69,505,240	10.31%
		102,319,136
Funds - 0.67%		4,480,000	0.66%
Industrial - 25.41%
Ameron International Corp. (a)	79,000	9,478,420	1.41%
AptarGroup, Inc.	245,900	$10,315,505	1.53%
Belden, Inc.	191,500	6,488,020	0.97%
Circor International, Inc.	98,300	4,815,717	0.71%
Genesee & Wyoming, Inc., Class A *	248,300	8,447,166	1.25%
IDEX Corp.	233,350	8,596,614	1.28%
Kirby Corp. *	242,800	11,654,400	1.73%
Landstar Systems, Inc.	326,400	18,023,808	2.68%
Matthews International Corp., Class A	215,600	9,758,056	1.45%
Nordson Corp.	164,800	12,012,272	1.78%
Sims Group, Ltd.	305,200	12,177,480	1.81%
UTI Worldwide, Inc.	294,100	5,867,295	0.87%
Waste Connections, Inc. *	184,400	5,887,892	0.88%
Woodward Governor Company	302,700	10,794,282	1.60%
OTHER SECURITIES		36,906,107	5.47%
		171,223,034
Technology - 6.52%
Progress Software Corp. *	234,900	6,006,393	0.89%
SPSS, Inc. *	176,700	6,426,579	0.95%
Wind River Systems, Inc. *	555,200	6,046,128	0.90%
OTHER SECURITIES		25,477,839	3.78%
		43,956,939
Utilities - 3.74%
Black Hills Corp.	160,600	5,148,836	0.76%
Cleco Corp.	224,800	5,244,584	0.78%
OTHER SECURITIES		14,782,804	2.20%
		25,176,224

TOTAL COMMON STOCKS (Cost $544,804,199)		$646,402,417
PREFERRED STOCKS - 0.25%
Financial - 0.25%		1,658,850	0.25%

TOTAL PREFERRED STOCKS (Cost $2,367,000)		$1,658,850
REPURCHASE AGREEMENTS - 1.75%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $11,823,591 on 07/01/2008, collateralized by $12,025,000 Federal National Mortgage Association, 3.20% due 05/06/2010 (valued at $12,063,480, including interest)
	11,823,000	11,823,000	1.75%

TOTAL REPURCHASE AGREEMENTS (Cost $11,823,000)		$11,823,000

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS - 18.06%
T. Rowe Price Reserve Investment Fund
2.724%, due 09/19/2034		$11,842,838	1.76%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	109,810,096	109,810,096	16.30%

TOTAL SHORT TERM INVESTMENTS (Cost $121,652,934)		$121,652,934
Total Investments (Small Company Value Trust) (Cost $680,647,133) - 116.00%		$781,537,201	116.00%
Liabilities in Excess of Other Assets - (16.00)%		(107,818,710)	(16.00)%
TOTAL NET ASSETS - 100.00%		$673,718,491	100.00%

U.S. Core Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.78%
Basic Materials - 3.33%
Eli Lilly & Company	108,300	$4,999,128	0.82%
Monsanto Company	63,300	8,003,652	1.32%
OTHER SECURITIES		7,226,179	1.19%
		20,228,959
Communications - 7.28%
Cisco Systems, Inc. *	457,700	10,646,102	1.75%
eBay, Inc. *	177,800	4,859,274	0.80%
Google, Inc., Class A *	12,800	6,738,176	1.11%
QUALCOMM, Inc.	221,400	9,823,518	1.62%
Verizon Communications, Inc.	151,000	5,345,400	0.88%
OTHER SECURITIES		6,846,458	1.12%
		44,258,928
Consumer, Cyclical - 10.25%
Home Depot, Inc.	421,000	9,859,820	1.62%
Lowe’s Companies, Inc.	198,900	4,127,175	0.68%
Walgreen Company	125,700	4,086,507	0.67%
Wal-Mart Stores, Inc.	434,600	24,424,519	4.01%
OTHER SECURITIES		19,817,106	3.27%
		62,315,127
Consumer, Non-cyclical - 33.11%
Abbott Laboratories	70,800	3,750,277	0.62%
Altria Group, Inc.	226,400	4,654,784	0.77%
Colgate-Palmolive Company	50,200	3,468,820	0.57%
Express Scripts, Inc. *	86,400	5,419,008	0.89%
Johnson & Johnson	411,800	26,495,212	4.37%
McKesson Corp.	63,400	3,544,694	0.58%
Medtronic, Inc.	67,200	3,477,600	0.57%
Merck & Company, Inc.	386,600	14,570,954	2.40%
PepsiCo, Inc.	269,800	17,156,582	2.82%
Pfizer, Inc.	1,257,500	21,968,525	3.63%
Philip Morris International, Inc.	102,500	5,062,475	0.83%
Procter & Gamble Company	217,400	$13,220,094	2.18%
The Coca-Cola Company	391,300	20,339,774	3.34%
UnitedHealth Group, Inc.	551,825	14,485,406	2.39%
WellPoint, Inc. *	91,200	4,346,592	0.72%
Zimmer Holdings, Inc. *	98,300	6,689,315	1.10%
OTHER SECURITIES		32,527,760	5.33%
		201,177,872
Diversified - 0.15%		910,636	0.15%
Energy - 20.73%
Apache Corp.	37,700	5,240,300	0.86%
Chevron Corp.	285,100	28,261,963	4.65%
ConocoPhillips	110,170	10,398,946	1.71%
Devon Energy Corp.	33,300	4,001,328	0.66%
Exxon Mobil Corp.	438,200	38,618,566	6.37%
Occidental Petroleum Corp.	118,300	10,630,438	1.76%
Schlumberger, Ltd.	58,200	6,252,426	1.04%
Transocean, Inc. *	22,984	3,502,532	0.58%
OTHER SECURITIES		19,052,809	3.10%
		125,959,308
Financial - 5.76%
Allstate Corp.	103,300	4,709,447	0.76%
American International Group, Inc.	123,700	3,273,102	0.54%
Bank of America Corp.	205,802	4,912,494	0.82%
Citigroup, Inc.	325,800	5,460,408	0.89%
OTHER SECURITIES		16,644,919	2.75%
		35,000,370
Industrial - 5.70%
3M Company	88,000	6,123,920	1.00%
Deere & Company	48,600	3,505,518	0.58%
General Dynamics Corp.	39,500	3,325,900	0.55%
United Technologies Corp.	63,400	3,911,780	0.64%
OTHER SECURITIES		17,780,966	2.93%
		34,648,084
Technology - 10.32%
Apple, Inc. *	49,200	8,238,048	1.36%
Dell, Inc. *	146,400	3,203,232	0.53%
Intel Corp.	159,400	3,423,912	0.57%
International Business Machines Corp.	33,200	3,935,196	0.65%
Microsoft Corp.	930,700	25,603,557	4.21%
Oracle Corp. *	441,400	9,269,400	1.53%
OTHER SECURITIES		9,017,071	1.47%
		62,690,416
Utilities - 0.15%		889,642	0.15%

TOTAL COMMON STOCKS (Cost $645,996,016)		$588,079,342

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. Core Trust (continued)
Shares or Principal Amount	Value	% of Net Assets
REPURCHASE AGREEMENTS - 2.00%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $12,152,608 on 07/01/2008, collateralized by $11,850,000 Federal National Mortgage Association, 5.125% due 07/13/2009 (valued at $12,398,063, including interest)
12,152,000	$12,152,000	2.00%

TOTAL REPURCHASE AGREEMENTS (Cost $12,152,000)	$12,152,000
SHORT TERM INVESTMENTS - 0.21%

TOTAL SHORT TERM INVESTMENTS (Cost $1,291,824)	$1,291,824
Total Investments (U.S. Core Trust) (Cost $659,439,840) - 98.99%	$601,523,166	98.99%
Assets in excess of Other Liabilities - 1.01%	6,150,761	1.01%
TOTAL NET ASSETS - 100.00%	$607,673,927	100.00%

U.S. Large Cap Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.53%
Basic Materials - 5.54%
Allegheny Technologies, Inc.	123,100	$7,297,368	0.89%
Barrick Gold Corp. (a)	231,300	10,524,150	1.29%
Potash Corp. of Saskatchewan, Inc.	56,100	12,822,777	1.57%
OTHER SECURITIES		14,607,386	1.79%
		45,251,681
Communications - 13.41%
AT&T, Inc.	295,500	9,955,395	1.22%
Cisco Systems, Inc. *	485,700	11,297,382	1.38%
Google, Inc., Class A *	46,806	24,639,615	3.01%
QUALCOMM, Inc.	225,300	9,996,561	1.22%
Walt Disney Company	188,200	5,871,840	0.72%
OTHER SECURITIES		47,912,705	5.86%
		109,673,498
Consumer, Cyclical - 8.78%
Best Buy Company, Inc.	261,400	10,351,440	1.27%
Nordstrom, Inc.	187,600	5,684,280	0.70%
Target Corp.	344,700	16,025,103	1.95%
OTHER SECURITIES		39,702,817	4.86%
		71,763,640
Consumer, Non-cyclical - 21.78%
Allergan, Inc.	116,200	6,048,210	0.74%
AstraZeneca PLC, SADR	256,300	10,900,438	1.34%
Baxter International, Inc.	242,700	15,518,238	1.89%
Forest Laboratories, Inc. *	238,400	8,282,016	1.02%
Genentech, Inc. *	278,400	21,130,560	2.58%
ImClone Systems, Inc. *	164,600	$6,659,716	0.81%
Kraft Foods, Inc., Class A	333,804	9,496,724	1.16%
Medtronic, Inc.	130,500	6,753,375	0.83%
PepsiCo, Inc.	184,000	11,700,559	1.43%
Philip Morris International, Inc.	155,300	7,670,267	0.93%
UnitedHealth Group, Inc.	305,000	8,006,250	0.98%
OTHER SECURITIES		65,934,734	8.07%
		178,101,087
Energy - 9.12%
BJ Services Company	192,100	6,135,674	0.75%
Chevron Corp.	63,248	6,269,774	0.77%
ConocoPhillips	84,100	7,938,199	0.97%
Marathon Oil Corp.	183,700	9,528,519	1.17%
Schlumberger, Ltd.	107,000	11,495,010	1.40%
Weatherford International, Ltd. *	221,600	10,989,144	1.35%
OTHER SECURITIES		22,212,012	2.71%
		74,568,332
Financial - 14.47%
American International Group, Inc.	312,287	8,263,114	1.01%
Federal Home Loan Mortgage Corp.	348,600	5,717,040	0.70%
Federal National Mortgage Association	342,700	6,686,077	0.82%
Goldman Sachs Group, Inc.	102,500	17,927,250	2.19%
Hudson City Bancorp, Inc.	369,700	6,166,596	0.75%
JP Morgan Chase & Company	562,392	19,295,669	2.37%
Wachovia Corp.	425,000	6,600,250	0.81%
Wells Fargo & Company	504,500	11,981,875	1.47%
OTHER SECURITIES		35,654,510	4.35%
		118,292,381
Industrial - 10.36%
Fluor Corp.	49,400	9,192,352	1.12%
General Electric Company	402,100	10,732,049	1.31%
Illinois Tool Works, Inc.	128,200	6,090,782	0.76%
KLA-Tencor Corp.	228,800	9,314,448	1.14%
United Parcel Service, Inc., Class B	235,900	14,500,773	1.78%
United Technologies Corp.	101,100	6,237,870	0.76%
OTHER SECURITIES		28,590,415	3.49%
		84,658,689
Mutual Funds - 0.72%
SPDR Trust Series 1	46,200	5,912,676	0.72%
Technology - 10.92%
Apple, Inc. *	37,200	6,228,768	0.76%
Applied Materials, Inc.	647,100	12,353,139	1.52%
Intel Corp.	276,900	5,947,812	0.73%
Microsoft Corp.	369,891	10,175,701	1.24%
SanDisk Corp. *	354,600	6,631,020	0.81%
OTHER SECURITIES		47,938,067	5.86%
		89,274,507

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. Large Cap Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	COMMON STOCKS (continued)
	Utilities - 1.43%	$11,700,847	1.43%

	TOTAL COMMON STOCKS (Cost $887,396,045)	$789,197,338
	PREFERRED STOCKS - 0.50%
	Consumer, Non-cyclical - 0.20%	1,638,902	0.20%
	Financial - 0.30%	2,408,433	0.30%

	TOTAL PREFERRED STOCKS (Cost $5,136,517)	$4,047,335
	CONVERTIBLE BONDS - 0.20%
	Consumer, Cyclical - 0.20%	1,627,826	0.20%

	TOTAL CONVERTIBLE BONDS (Cost $2,296,183)	$1,627,826
	REPURCHASE AGREEMENTS - 3.06%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $25,045,252 on 07/01/2008, collateralized by $25,265,000 Federal National Mortgage Association, 3.375% due 03/05/2010 (valued at $25,549,231, including interest)
	25,044,000	25,044,000	3.06%

	TOTAL REPURCHASE AGREEMENTS (Cost $25,044,000)	$25,044,000
	SHORT TERM INVESTMENTS - 4.44%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	36,274,168	36,274,168	4.44%

	TOTAL SHORT TERM INVESTMENTS (Cost $36,274,168)	$36,274,168
	Total Investments (U.S. Large Cap Trust) (Cost $956,146,913) - 104.73%	$856,190,667	104.73%
	Liabilities in Excess of Other Assets - (4.73)%	(38,643,678)	(4.73)%
	TOTAL NET ASSETS - 100.00%	$817,546,989	100.00%

U.S. Multi Sector Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.69%
Basic Materials - 2.49%
Eli Lilly & Company	263,000	$12,140,080	1.30%
Monsanto Company	50,100	6,334,644	0.68%
OTHER SECURITIES		4,828,395	0.51%
		23,303,119
Communications - 8.87%
AT&T, Inc.	211,405	7,122,234	0.76%
Cisco Systems, Inc. *	773,600	17,993,936	1.93%
eBay, Inc. *	374,500	$10,235,085	1.09%
Google, Inc., Class A *	19,800	10,423,116	1.12%
QUALCOMM, Inc.	461,200	20,463,444	2.18%
Verizon Communications, Inc.	363,900	12,882,060	1.38%
OTHER SECURITIES		3,760,177	0.41%
		82,880,052
Consumer, Cyclical - 10.93%
Home Depot, Inc.	681,000	15,949,020	1.71%
Lowe’s Companies, Inc.	258,700	5,368,025	0.57%
Walgreen Company	177,400	5,767,274	0.62%
Wal-Mart Stores, Inc.	992,300	55,767,260	5.98%
OTHER SECURITIES		19,339,073	2.05%
		102,190,652
Consumer, Non-cyclical - 38.30%
Abbott Laboratories	180,100	9,539,897	1.02%
Altria Group, Inc.	440,700	9,060,792	0.97%
Amgen, Inc. *	106,600	5,027,256	0.54%
Anheuser-Busch Companies, Inc.	77,300	4,801,876	0.51%
Colgate-Palmolive Company	83,100	5,742,210	0.61%
Express Scripts, Inc. *	93,200	5,845,504	0.63%
Johnson & Johnson	794,800	51,137,432	5.48%
Kimberly-Clark Corp.	81,000	4,842,180	0.52%
Medtronic, Inc.	152,000	7,866,000	0.84%
Merck & Company, Inc.	411,200	15,498,128	1.66%
PepsiCo, Inc.	549,600	34,949,064	3.74%
Pfizer, Inc.	2,513,800	43,916,086	4.70%
Philip Morris International, Inc.	130,900	6,465,151	0.69%
Procter & Gamble Company	406,800	24,737,508	2.65%
Stryker Corp.	67,100	4,219,248	0.45%
The Coca-Cola Company	880,600	45,773,589	4.89%
UnitedHealth Group, Inc.	949,200	24,916,500	2.67%
WellPoint, Inc. *	104,200	4,966,172	0.53%
Wyeth	134,200	6,436,232	0.69%
Zimmer Holdings, Inc. *	142,700	9,710,735	1.04%
OTHER SECURITIES		32,400,745	3.47%
		357,852,305
Diversified - 0.05%		436,542	0.05%
Energy - 16.19%
Apache Corp.	27,600	3,836,400	0.41%
Chevron Corp.	484,800	48,058,224	5.14%
ConocoPhillips	87,200	8,230,808	0.88%
Exxon Mobil Corp.	674,400	59,434,872	6.36%
Occidental Petroleum Corp.	81,800	7,350,548	0.78%
Schlumberger, Ltd.	49,200	5,285,556	0.57%
OTHER SECURITIES		19,019,937	2.05%
		151,216,345
Financial - 3.47%
Allstate Corp.	96,900	4,417,671	0.47%
Citigroup, Inc.	261,800	4,387,768	0.47%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financial (continued)
OTHER SECURITIES		$23,658,698	2.53%
		32,464,137
Industrial - 5.64%
3M Company	207,600	14,446,884	1.54%
Danaher Corp.	63,800	4,931,740	0.53%
General Dynamics Corp.	67,800	5,708,760	0.61%
United Technologies Corp.	121,900	7,521,230	0.81%
OTHER SECURITIES		20,120,962	2.15%
		52,729,576
Technology - 10.59%
Apple, Inc. *	40,600	6,798,064	0.73%
Dell, Inc. *	195,000	4,266,600	0.46%
International Business Machines Corp.	85,100	10,086,903	1.07%
Microsoft Corp.	1,720,200	47,322,702	5.07%
Oracle Corp. *	784,000	16,464,000	1.76%
OTHER SECURITIES		14,001,625	1.50%
		98,939,894
Utilities - 0.16%		1,533,338	0.16%

TOTAL COMMON STOCKS (Cost $983,423,445)		$903,545,960
REPURCHASE AGREEMENTS - 3.02%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $28,263,413 on 07/01/2008, collateralized by $28,685,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $28,828,425, including interest)
	28,262,000	28,262,000	3.02%

TOTAL REPURCHASE AGREEMENTS (Cost $28,262,000)		$28,262,000
SHORT TERM INVESTMENTS - 0.14%

TOTAL SHORT TERM INVESTMENTS (Cost $1,319,179)		$1,319,179
Total Investments (U.S. Multi Sector Trust) (Cost $1,013,004,624) - 99.85%		$933,127,139	99.85%
Assets in excess of Other Liabilities - 0.15%		1,401,175	0.15%
TOTAL NET ASSETS - 100.00%		$934,528,314	100.00%

Utilities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 94.00%
Communications - 29.73%
America Movil SA de CV, Series L, ADR	93,080	$4,909,971	1.82%
AT&T, Inc.	185,510	6,249,832	2.31%
Cellcom Israel, Ltd.	106,030	3,627,286	1.34%
Embarq Corp.	100,940	4,771,434	1.76%
Koninklijke (Royal) KPN NV	177,990	3,054,578	1.13%
Mobile Telesystems, SADR	32,810	2,513,574	0.93%
NII Holdings, Inc. *	97,070	4,609,854	1.70%
Rogers Communications, Inc., Class B	148,750	5,770,864	2.13%
Telefonica SA	211,370	5,617,524	2.06%
Telenor ASA	139,050	2,615,446	0.97%
Telus Corp. - Non Voting Shares	61,750	2,512,511	0.93%
Time Warner Cable, Inc. * (a)	178,300	4,721,384	1.74%
Verizon Communications, Inc.	110,810	3,922,674	1.45%
Vodafone Group PLC	1,565,360	4,650,439	1.72%
OTHER SECURITIES		20,998,289	7.74%
		80,545,660
Energy - 17.60%
El Paso Corp.	324,580	7,056,369	2.61%
Equitable Resources, Inc.	123,760	8,546,866	3.16%
Halliburton Company	72,400	3,842,268	1.41%
OAO Gazprom, SADR	45,040	2,612,320	0.96%
Questar Corp.	64,550	4,585,632	1.69%
Spectra Energy Corp.	115,900	3,330,966	1.23%
Williams Companies, Inc.	152,651	6,153,362	2.27%
OTHER SECURITIES		11,541,371	4.27%
		47,669,154
Industrial - 0.47%		1,273,032	0.47%
Utilities - 46.20%
AES Corp. *	251,050	4,822,671	1.78%
AES Tiete SA	216,736	2,284,847	0.84%
Allegheny Energy, Inc.	82,530	4,135,578	1.53%
American Electric Power Company, Inc.	126,040	5,070,589	1.87%
CEZ AS	47,780	4,236,165	1.56%
CMS Energy Corp.	323,000	4,812,700	1.78%
Constellation Energy Group, Inc.	48,071	3,946,629	1.46%
Dominion Resources, Inc.	65,140	3,093,499	1.14%
DPL, Inc.	119,230	3,145,287	1.16%
Dynegy, Inc., Class A *	355,700	3,041,235	1.12%
E.ON AG	36,340	7,332,173	2.70%
Edison International	106,030	5,447,821	2.01%
FirstEnergy Corp.	26,930	2,217,147	0.82%
FPL Group, Inc.	43,000	2,819,940	1.04%
International Power PLC	458,030	3,941,252	1.45%
MDU Resources Group, Inc.	95,010	3,312,049	1.22%
Northeast Utilities	155,570	3,971,702	1.47%
NRG Energy, Inc. *	245,370	10,526,373	3.88%
PG&E Corp.	90,260	3,582,419	1.32%
PPL Corp.	76,300	3,988,201	1.47%
Public Service Enterprise Group, Inc.	111,090	5,102,364	1.88%
Red Electrica De Espana	37,960	2,471,331	0.91%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Utilities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Utilities (continued)
Reliant Energy, Inc. *	185,290	$3,941,118	1.45%
Sempra Energy	124,760	7,042,702	2.60%
Xcel Energy, Inc.	142,530	2,860,577	1.06%
OTHER SECURITIES		18,009,233	6.68%
		125,155,602

TOTAL COMMON STOCKS (Cost $239,114,209)		$254,643,448
PREFERRED STOCKS - 3.91%
Communications - 0.32%		855,029	0.32%
Energy - 0.93%
El Paso Corp.	1,460	2,525,362	0.93%
Utilities - 2.66%
Eletropaulo Metropolitana de Sao Paulo SA (e) (f)	165,000	3,851,475	1.42%
NRG Energy, Inc.	9,220	3,349,967	1.24%
		7,201,442

TOTAL PREFERRED STOCKS (Cost $7,289,529)		$10,581,833
CONVERTIBLE BONDS - 0.66%
Energy - 0.66%		1,790,916	0.66%

TOTAL CONVERTIBLE BONDS (Cost $1,184,616)		$1,790,916
SHORT TERM INVESTMENTS - 3.90%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	8,451,743	$8,451,743	3.12%
OTHER SECURITIES		2,125,000	0.78%

TOTAL SHORT TERM INVESTMENTS (Cost $10,576,743)		$10,576,743
Total Investments (Utilities Trust) (Cost $258,165,097) - 102.47%		$277,592,940	102.47%
Liabilities in Excess of Other Assets - (2.47)%		(6,688,666)	(2.47)%
TOTAL NET ASSETS - 100.00%		$270,904,274	100.00%

Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 94.14%
Basic Materials - 7.89%
Domtar Corp. *	1,475,600	$8,042,020	3.03%
International Flavors & Fragrances, Inc.	150,244	5,868,531	2.22%
Valspar Corp.	370,440	7,005,020	2.64%
		20,915,571
Communications - 0.63%
Orbitz Worldwide, Inc. *	332,197	$1,664,307	0.63%
Consumer, Cyclical - 12.44%
Harley-Davidson, Inc.	96,299	3,491,802	1.32%
Macy’s, Inc.	274,900	5,338,557	2.02%
Newell Rubbermaid, Inc.	381,040	6,397,662	2.41%
Office Depot, Inc. *	553,190	6,051,899	2.28%
O’Reilly Automotive, Inc. *	58,200	1,300,770	0.49%
Owens & Minor, Inc.	32,854	1,501,099	0.57%
Rite Aid Corp. *	2,964,710	4,713,889	1.78%
Tata Motors, Ltd., SADR	414,333	4,164,047	1.57%
		32,959,725
Consumer, Non-cyclical - 16.93%
Apollo Group, Inc., Class A *	88,504	3,917,187	1.48%
Avery Dennison Corp.	146,400	6,431,352	2.43%
Beckman Coulter, Inc.	113,830	7,686,940	2.90%
ConAgra Foods, Inc.	275,920	5,319,738	2.01%
Estee Lauder Companies, Inc., Class A	208,490	9,684,360	3.65%
Health Management Associates, Inc., Class A *	539,500	3,512,145	1.33%
Healthsouth Corp. *	499,744	8,310,743	3.13%
		44,862,465
Energy - 7.83%
El Paso Corp.	381,670	8,297,506	3.13%
Hess Corp.	46,680	5,890,549	2.22%
Newfield Exploration Company *	100,370	6,549,142	2.48%
		20,737,197
Financial - 18.89%
ACE, Ltd.	139,743	7,698,442	2.90%
Aspen Insurance Holdings, Ltd.	253,656	6,004,038	2.27%
Capital One Financial Corp.	109,711	4,170,115	1.57%
CIT Group, Inc.	421,500	2,870,415	1.08%
Hudson City Bancorp, Inc.	331,916	5,536,359	2.09%
Invesco, Ltd.	296,446	7,108,775	2.69%
Marsh & McLennan Companies, Inc.	386,311	10,256,556	3.86%
Northern Trust Corp.	93,339	6,400,256	2.42%
		50,044,956
Industrial - 10.90%
Flextronics International, Ltd. *	759,431	7,138,651	2.69%
Goodrich Corp.	101,490	4,816,715	1.82%
Pentair, Inc.	271,260	9,499,525	3.59%
Zebra Technologies Corp., Class A *	227,500	7,425,601	2.80%
		28,880,492
Technology - 9.24%
Diebold, Inc.	237,670	8,456,299	3.19%
Perot Systems Corp., Class A *	557,980	8,375,279	3.17%
Pitney Bowes, Inc.	223,970	7,637,377	2.88%
		24,468,955

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Utilities - 9.40%
American Electric Power Company, Inc.	134,890	$5,426,625	2.05%
DPL, Inc.	185,170	4,884,784	1.84%
NRG Energy, Inc. *	156,500	6,713,850	2.53%
Wisconsin Energy Corp.	173,970	7,866,923	2.98%
		24,892,182

TOTAL COMMON STOCKS (Cost $279,791,058)		$249,425,850
SHORT TERM INVESTMENTS - 4.00%
Federal Home Loan Bank Discount Notes
2.040%, due 07/01/2008 (j)	10,600,000	10,600,000	4.00%

TOTAL SHORT TERM INVESTMENTS (Cost $10,600,000)		$10,600,000
Total Investments (Value Trust) (Cost $290,391,058) - 98.14%		$260,025,850	98.14%
Assets in excess of Other Liabilities - 1.86%		4,916,157	1.86%
TOTAL NET ASSETS - 100.00%		$264,942,007	100.00%

Value & Restructuring Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 91.92%
Basic Materials - 11.17%
Celanese Corp., Series A	223,766	$10,217,155	1.80%
Companhia Vale Do Rio Doce, ADR *	160,333	5,743,128	1.01%
Freeport-McMoRan Copper & Gold, Inc., Class B	80,943	9,485,711	1.67%
Grupo Mexico SA	2,181,000	4,948,599	0.87%
Lanxess AG	108,099	4,438,727	0.78%
PPG Industries, Inc.	100,321	5,755,416	1.01%
Schnitzer Steel Industries, Inc.	98,984	11,343,566	2.00%
Southern Copper Corp. (a)	96,878	10,330,101	1.82%
OTHER SECURITIES		1,177,773	0.21%
		63,440,176
Communications - 8.62%
America Movil SA de CV, Series L, ADR	276,392	14,579,678	2.57%
CommScope, Inc. *	112,207	5,921,163	1.04%
Harris Corp.	255,657	12,908,122	2.26%
Nokia Oyj, SADR	231,068	5,661,166	1.00%
OTHER SECURITIES		9,897,327	1.75%
		48,967,456
Consumer, Cyclical - 3.65%
The TJX Companies, Inc.	195,728	6,159,560	1.09%
OTHER SECURITIES		14,554,910	2.56%
		20,714,470
Consumer, Non-cyclical - 8.62%
AmerisourceBergen Corp.	107,738	$4,308,443	0.76%
Avon Products, Inc.	168,073	6,053,989	1.07%
Baxter International, Inc.	101,609	6,496,879	1.14%
Lorillard, Inc. *	206,227	14,262,660	2.51%
United Rentals, Inc. *	214,095	4,198,403	0.74%
OTHER SECURITIES		13,664,261	2.40%
		48,984,635
Energy - 32.28%
Alpha Natural Resources, Inc. *	186,661	19,466,876	3.43%
Anadarko Petroleum Corp.	127,360	9,531,622	1.68%
ConocoPhillips	153,018	14,443,370	2.54%
CONSOL Energy, Inc.	228,749	25,704,525	4.52%
Devon Energy Corp.	128,412	15,429,986	2.72%
El Paso Corp.	344,072	7,480,125	1.32%
Foundation Coal Holdings, Inc.	100,121	8,868,718	1.56%
Hercules Offshore, Inc. * (a)	227,246	8,639,893	1.52%
Murphy Oil Corp.	79,946	7,838,705	1.38%
Noble Energy, Inc.	111,307	11,193,032	1.97%
PetroHawk Energy Corp. *	258,950	11,991,974	2.11%
Petroleo Brasileiro SA, ADR	398,441	28,221,577	4.97%
W&T Offshore, Inc.	133,093	7,787,271	1.37%
OTHER SECURITIES		6,775,798	1.19%
		183,373,472
Financial - 11.49%
ACE, Ltd.	173,121	9,537,236	1.68%
Invesco, Ltd.	295,263	7,080,407	1.24%
JP Morgan Chase & Company	145,848	5,004,045	0.88%
MetLife, Inc.	118,359	6,245,804	1.10%
Morgan Stanley	176,454	6,364,696	1.11%
PNC Financial Services Group, Inc.	100,209	5,721,934	1.01%
OTHER SECURITIES		25,320,173	4.47%
		65,274,295
Industrial - 14.21%
AGCO Corp. *	165,069	8,651,266	1.52%
Black & Decker Corp.	149,384	8,591,074	1.51%
Eaton Corp.	61,197	5,199,909	0.92%
Empresa Brasileira de Aeronautica SA, ADR	173,670	4,602,255	0.81%
Rockwell Automation, Inc.	110,580	4,835,663	0.85%
Ryder Systems, Inc.	107,922	7,433,667	1.31%
Sterlite Industries India, Ltd. *	261,873	4,163,781	0.73%
Tyco International, Ltd.	154,353	6,180,294	1.09%
Union Pacific Corp.	184,240	13,910,120	2.45%
United Technologies Corp.	105,115	6,485,596	1.14%
OTHER SECURITIES		10,671,581	1.88%
		80,725,206
Technology - 1.56%
International Business Machines Corp.	74,817	8,868,059	1.56%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Value & Restructuring Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	COMMON STOCKS (continued)
	Utilities - 0.32%	$1,823,967	0.32%

	TOTAL COMMON STOCKS (Cost $442,792,872)	$522,171,736
	PREFERRED STOCKS - 1.30%
	Basic Materials - 0.35%
Celanese Corp., 4.25%	33,995	2,007,405	0.35%
	Financial - 0.95%	5,399,728	0.95%

	TOTAL PREFERRED STOCKS (Cost $10,131,833)	$7,407,133
	REPURCHASE AGREEMENTS - 6.83%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $38,785,939 on 07/01/2008, collateralized by $38,835,000 Federal National Mortgage Association, 5.75% due 02/01/2023 (valued at $39,563,156, including interest)
	38,784,000	38,784,000	6.83%

	TOTAL REPURCHASE AGREEMENTS (Cost $38,784,000)	$38,784,000
	SHORT TERM INVESTMENTS - 4.61%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	26,185,441	26,185,441	4.61%

	TOTAL SHORT TERM INVESTMENTS (Cost $26,185,441)	$26,185,441
	Total Investments (Value & Restructuring Trust) (Cost $517,894,146) - 104.66%	$594,548,310	104.66%
	Liabilities in Excess of Other Assets - (4.66)%	(26,492,386)	(4.66)%
	TOTAL NET ASSETS - 100.00%	$568,055,924	100.00%

Vista Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 94.74%
Basic Materials - 10.65%
Cleveland-Cliffs, Inc.	10,700	$1,275,333	1.51%
Intrepid Potash, Inc. *	10,504	690,953	0.82%
Mechel Steel Group, ADR	12,000	594,480	0.70%
Monsanto Company	18,200	2,301,208	2.72%
Syngenta AG	6,297	2,048,043	2.42%
The Mosaic Company *	5,600	810,320	0.96%
OTHER SECURITIES		1,288,000	1.52%
		9,008,337
Communications - 6.91%
NII Holdings, Inc. *	36,500	1,733,385	2.04%
SBA Communications Corp. *	61,858	2,227,507	2.64%
OTHER SECURITIES		$1,884,302	2.23%
		5,845,194
Consumer, Cyclical - 11.12%
Big Lots, Inc. *	25,100	784,124	0.93%
Central European Distribution Corp. *	17,200	1,275,380	1.51%
Children’s Place Retail Stores, Inc. * (a)	18,100	653,410	0.77%
Dollar Tree, Inc. *	23,300	761,677	0.90%
Ross Stores, Inc.	21,711	771,175	0.91%
Urban Outfitters, Inc. *	25,200	785,988	0.92%
OTHER SECURITIES		4,381,250	5.18%
		9,413,004
Consumer, Non-cyclical - 11.56%
Alexion Pharmaceuticals, Inc. *	14,100	1,022,250	1.21%
BioMarin Pharmaceutical, Inc. *	29,100	843,318	1.00%
Express Scripts, Inc. *	18,600	1,166,592	1.38%
FTI Consulting, Inc. *	9,800	670,908	0.79%
Medco Health Solutions, Inc. *	30,700	1,449,040	1.71%
Quanta Services, Inc. *	54,733	1,820,967	2.15%
OTHER SECURITIES		2,809,078	3.32%
		9,782,153
Energy - 15.80%
Alpha Natural Resources, Inc. *	12,700	1,324,483	1.57%
CONSOL Energy, Inc.	10,800	1,213,596	1.43%
Dresser-Rand Group, Inc. *	15,400	602,140	0.71%
Helmerich & Payne, Inc.	10,600	763,412	0.90%
Patterson-UTI Energy, Inc.	36,800	1,326,272	1.58%
PetroHawk Energy Corp. *	43,907	2,033,333	2.40%
Southwestern Energy Company *	13,300	633,213	0.75%
Ultra Petroleum Corp. *	8,300	815,060	0.96%
Weatherford International, Ltd. *	43,300	2,147,247	2.54%
OTHER SECURITIES		2,510,854	2.96%
		13,369,610
Financial - 3.12%
AFLAC, Inc.	17,900	1,124,120	1.33%
OTHER SECURITIES		1,520,391	1.80%
		2,644,511
Funds - 3.94%
Midcap SPDR Trust, Series 1	21,100	3,139,680	3.71%
OTHER SECURITIES		191,640	0.23%
		3,331,320
Industrial - 17.56%
Bucyrus International, Inc., Class A	18,400	1,343,568	1.59%
CSX Corp.	12,200	766,282	0.91%
Flowserve Corp.	23,300	3,185,109	3.75%
Foster Wheeler, Ltd. *	21,844	1,597,889	1.89%
McDermott International, Inc. *	14,100	872,649	1.03%
Owens-Illinois, Inc. *	39,700	1,655,093	1.96%
Thermo Fisher Scientific, Inc. *	27,200	1,515,856	1.79%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Vista Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrial (continued)
Vestas Wind Systems AS *	6,100	$798,463	0.95%
OTHER SECURITIES		3,126,173	3.68%
		14,861,082
Technology - 14.08%
Activision, Inc. *	39,400	1,342,358	1.59%
Altera Corp.	35,100	726,570	0.86%
Broadcom Corp., Class A *	28,400	775,036	0.92%
First Solar, Inc. *	3,100	845,742	1.00%
Marvell Technology Group, Ltd. *	43,600	769,976	0.91%
MasterCard, Inc., Class A	7,000	1,858,640	2.20%
MEMC Electronic Materials, Inc. *	22,700	1,396,958	1.64%
Microsemi Corp. *	31,573	795,008	0.93%
PMC-Sierra, Inc. *	91,300	698,445	0.83%
Xilinx, Inc.	28,800	727,200	0.86%
OTHER SECURITIES		1,977,235	2.34%
		11,913,168

TOTAL COMMON STOCKS (Cost $70,156,006)		$80,168,380
SHORT TERM INVESTMENTS - 4.12%
John Hancock Cash Investment Trust, 2.5657% (b) (c)	3,489,491	3,489,491	4.12%

TOTAL SHORT TERM INVESTMENTS (Cost $3,489,491)		$3,489,491
Total Investments (Vista Trust) (Cost $73,645,497) - 98.86%		$83,657,871	98.86%
Assets in excess of Other Liabilities - 1.14%		966,317	1.14%
TOTAL NET ASSETS - 100.00%		$84,624,188	100.00%

Footnotes:

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PCL	- Public Company Limited
PLC	- Public Limited Company
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor’s Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	The investment is an affiliate of the Fund, the adviser and/or subadviser.
(c)	John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.
(d)
All or a portion are 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Variable Rate Preferred
(f)	The underlying fund’s subadviser.
(g)	All or a portion are floating rate notes. Represents the rate at period end.
(h)	All or a portion are interest only securities.
(i)	Principal amount of security is adjusted for inflation.
(j)	Represents yield at period end.
**	Purchased on a when-issued basis.
Note:
The funds’ 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the funds’ total net assets are shown as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge. If you are an annuity contract owner call 1-800-344-1029. If you are a life insurance contract owner call 1-800-387-2747. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

Assets	All Cap Core	All Cap Growth	All Cap Value	American Asset Allocation
Investments in unaffiliated issuers, at value	$966,346,418	$312,674,265	$108,300,891	$795,253,186
Investments in affiliated issuers, at value (Note 2)	7,005,119	7,795,258	5,792,575	—
Securities loaned, at value (Note 2)	6,867,764	7,642,410	5,678,995	—
Total investments, at value	980,219,301	328,111,933	119,772,461	795,253,186
Cash	692	263	989	—
Foreign currency, at value	—	178,453	—	—
Receivable for investments sold	—	117,905	1,210,401	—
Receivable for fund shares sold	—	15,335	19,806	1,442,660
Dividends and interest receivable (net of tax)	885,222	168,907	59,911	—
Receivable for security lending income	3,279	2,869	2,050	—
Receivable due from adviser	—	—	—	—
Other assets	—	—	—	57
Total assets	981,108,494	328,595,665	121,065,618	796,695,903

Liabilities
Payable for investments purchased	—	2,103,663	1,716,350	1,426,285
Payable for fund shares repurchased	246,696	248,395	158,797	—
Payable upon return of securities loaned (Note 2)	7,005,119	7,795,258	5,792,575	—
Payable for futures variation margin	565,869	—	—	—
Payable to affiliates
Fund administration expenses	2,477	1,533	694	4,508
Trustees’ fees	223	69	24	149
Investment management fees	—	—	—	231
Other payables and accrued expenses	60,831	8,902	18,587	29,561
Total liabilities	7,881,215	10,157,820	7,687,027	1,460,734

Net assets
Capital paid-in	$1,249,909,485	$408,569,694	$111,654,166	$853,893,971
Undistributed net investment income (loss)	5,417,406	8,366	338,136	1,132,320
Accumulated undistributed net realized gain (loss) on investments	(236,042,654)	(109,198,964)	1,054,112	29,982,097
Net unrealized appreciation (depreciation) on investments	(46,056,958)	19,058,749	332,177	(89,773,219)
Net assets	$973,227,279	$318,437,845	$113,378,591	$795,235,169
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,014,050,980	$301,259,647	$113,647,709	$885,026,405
Investments in affiliated issuers, at cost	$7,005,119	$7,795,258	$5,792,575	—
Foreign currency, at cost	—	$175,720	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$138,336,482	$162,081,463	$51,784,945	$184,758
Shares outstanding	7,677,620	9,136,684	6,975,043	15,931
Net asset value, offering price and redemption price per share	$18.02	$17.74	$7.42	$11.60

Series II
Net assets	$14,150,958	$20,824,852	$43,688,725	$786,273,155
Shares outstanding	788,134	1,187,493	5,906,527	67,949,090
Net asset value, offering price and redemption price per share	$17.96	$17.54	$7.40	$11.57

Series III
Net assets	—	—	—	$8,777,256
Shares outstanding	—	—	—	756,541
Net asset value, offering price and redemption price per share	—	—	—	$11.60

Series NAV
Net assets	$820,739,839	$135,531,530	$17,904,921	—
Shares outstanding	45,517,225	7,629,366	2,419,171	—
Net asset value, offering price and redemption price per share	$18.03	$17.76	$7.40	—

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

American Blue Chip Income and Growth	American Bond	American Fundamental Holdings	American Global Diversification	American Global Growth	American Global Small Capitalization
$141,699,047	$957,954,190	$419,650,431	$526,946,882	$242,018,368	$83,615,609
—	—	—	—	—	—
—	—	—	—	—	—
141,699,047	957,954,190	419,650,431	526,946,882	242,018,368	83,615,609
—	—	—	—	—	—
—	—	—	—	—	—
154,039	6,475,598	—	—	43	—
269,227	6,235	2,797,276	2,762,570	1,976,107	273,704
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	165	202
—	—	—	—	20	—
142,122,313	964,436,023	422,447,707	529,709,452	243,994,703	83,889,515

268,869	6,085	2,788,803	2,751,833	1,971,355	272,215
151,627	6,456,085	—	—	42	—
—	—	—	—	—	—
—	—	—	—	—	—

926	5,180	6,372	5,573	494	166
33	213	349	311	55	19
—	—	—	—	—	—
13,805	32,541	19,446	24,650	14,963	10,568
435,260	6,500,104	2,814,970	2,782,367	1,986,909	282,968

$149,446,424	$992,994,596	$435,526,417	$549,888,886	$266,360,674	$98,394,233
144,059	5,579,060	981,992	886,075	(408,175)	(320,573)
11,009,998	804,706	24,056,447	30,956,181	18,045,357	8,548,125
(18,913,428)	(41,442,443)	(40,932,119)	(54,804,057)	(41,990,062)	(23,015,238)
$141,687,053	$957,935,919	$419,632,737	$526,927,085	$242,007,794	$83,606,547

$160,612,475	$999,396,633	$460,582,550	$581,750,939	$284,008,430	$106,630,847
—	—	—	—	—	—
—	—	—	—	—	—

$20,366,130	$9,180,604	$90,448	$89,558	—	—
1,657,655	733,023	8,143	8,153	—	—
$12.29	$12.52	$11.11	$10.98	—	—

$117,516,870	$944,351,570	$414,580,623	$526,747,760	$241,919,863	$82,372,686
9,571,956	75,487,305	37,337,663	47,985,063	20,493,905	7,063,613
$12.28	$12.51	$11.10	$10.98	$11.80	$11.66

$3,804,053	$4,403,745	$4,961,666	$89,767	$87,931	$1,233,861
309,190	351,188	445,979	8,158	7,432	105,497
$12.30	$12.54	$11.13	$11.00	$11.83	$11.70

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

Assets	American Growth	American Growth-Income	American High- Income Bond	American International
Investments in unaffiliated issuers, at value	$1,650,661,980	$1,283,085,829	$51,005,263	$1,095,885,280
Investments in affiliated issuers, at value (Note 2)	—	—	—	—
Securities loaned, at value (Note 2)	—	—	—	—
Total investments, at value	1,650,661,980	1,283,085,829	51,005,263	1,095,885,280
Cash	—	—	—	—
Foreign currency, at value	—	—	—	—
Cash collateral at broker for futures contracts	—	—	—	—
Receivable for investments sold	22,291,437	291,398	994,692	53
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	—	—
Receivable for fund shares sold	147,889	13,766,117	—	7,432,078
Dividends and interest receivable (net of tax)	—	—	—	—
Receivable for security lending income	—	—	—	—
Receivable for futures variation margin	—	—	—	—
Receivable due from adviser	—	—	200	—
Total assets	1,673,101,306	1,297,143,344	52,000,155	1,103,317,411

Liabilities
Payable for investments purchased	196,963	13,782,854	—	7,410,159
Payable for delayed delivery securities purchased	—	—	—	—
Payable for forward foreign currency exchange contracts (Note 2)	—	—	—	—
Payable for fund shares repurchased	22,208,607	248,806	993,827	52
Payable upon return of securities loaned (Note 2)	—	—	—	—
Options written, at value (Note 2)	—	—	—	—
Payable to affiliates
Fund administration expenses	7,249	6,059	103	4,511
Trustees’ fees	368	293	12	247
Other payables and accrued expenses	59,749	48,816	10,751	41,391
Total liabilities	22,472,936	14,086,828	1,004,693	7,456,360

Net assets
Capital paid-in	$1,465,547,385	$1,282,277,054	$55,316,927	$925,304,620
Undistributed net investment income (loss)	(2,988,781)	442,239	480,721	(1,358,927)
Accumulated undistributed net realized gain (loss) on investments	205,156,201	95,441,625	(674,023)	168,648,077
Net unrealized appreciation (depreciation) on investments	(17,086,435)	(95,104,402)	(4,128,163)	3,267,281
Net assets	$1,650,628,370	$1,283,056,516	$50,995,462	$1,095,861,051
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,667,748,415	$1,378,190,231	$55,133,426	$1,092,617,999
Investments in affiliated issuers, at cost	—	—	—	—
Foreign currency, at cost	—	—	—	—
Premiums received on written options	—	—	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$118,769,669	$28,908,627	—	$93,184,850
Shares outstanding	6,023,105	1,695,533	—	4,062,093
Net asset value, offering price and redemption price per share	$19.72	$17.05	—	$22.94
Series II
Net assets	$1,529,434,992	$1,251,048,190	$50,966,404	$1,002,527,722
Shares outstanding	77,864,273	73,535,401	4,584,989	43,781,979
Net asset value, offering price and redemption price per share	$19.64	$17.01	$11.12	$22.90
Series III
Net assets	$2,423,709	$3,099,699	$29,058	$148,479
Shares outstanding	122,889	181,704	2,608	6,466
Net asset value, offering price and redemption price per share	$19.72	$17.06	$11.14	$22.96
Series NAV
Net assets	—	—	—	—
Shares outstanding	—	—	—	—
Net asset value, offering price and redemption price per share	—	—	—	—

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

American New World	Blue Chip Growth	Capital Appreciation	Capital Appreciation Value	Classic Value	Core Allocation Plus
$81,053,179	$2,984,487,584	$1,157,858,491	$8,383,488	$41,398,352	$27,521,057
—	78,398,614	51,691,913	—	—	—
—	76,861,387	50,678,346	—	—	—
81,053,179	3,139,747,585	1,260,228,750	8,383,488	41,398,352	27,521,057
—	902	550	688	713	5,274
—	411,009	—	—	—	12,905
—	—	—	—	—	150,698
111,200	23,146,162	16,956,669	40,227	9,568	29,346
—	—	—	—	—	987
—	932,911	252,657	599,439	153,640	217,871
—	2,213,463	713,550	16,851	60,259	95,481
—	65,492	143,442	99	—	—
—	—	—	—	—	12,676
213	—	—	—	—	—
81,164,592	3,166,517,524	1,278,295,618	9,040,792	41,622,532	28,046,295

—	45,250,156	5,870,280	1,255,305	127,843	355,711
—	—	—	—	—	511,445
—	—	—	—	—	1,744
109,750	2,046,564	285,622	—	23,655	—
—	78,398,614	51,691,913	—	—	—
—	—	—	6,401	—	1,249

167	7,750	4,570	19	298	294
19	680	284	21	10	—
10,182	168,953	67,483	7,314	13,415	18,047
120,118	125,872,717	57,920,152	1,269,060	165,221	888,490

$86,067,407	$3,007,533,955	$1,426,849,012	$8,003,891	$62,191,479	$28,889,228
(51,314)	2,766,343	3,227,943	10,686	456,711	149,232
6,190,048	(285,383,387)	(276,803,937)	(9,027)	(2,345,981)	(438,180)
(11,161,667)	315,727,896	67,102,448	(233,818)	(18,844,898)	(1,442,475)
$81,044,474	$3,040,644,807	$1,220,375,466	$7,771,732	$41,457,311	$27,157,805

$92,214,846	$2,745,619,937	$1,141,434,389	$8,619,302	$60,243,250	$28,839,835
—	$78,398,614	$51,691,913	—	—	—
—	$411,087	—	—	—	$12,933
—	—	—	$8,397	—	$1,480

—	$484,439,644	$186,903,777	$478,948	$13,292,070	$10,185,275
—	25,479,775	20,431,877	40,000	1,392,708	872,084
—	$19.01	$9.15	$11.97	$9.54	$11.68

$80,993,876	$163,246,920	$80,651,707	$6,804,353	$15,233,550	$12,299,728
6,032,211	8,609,489	8,903,156	568,380	1,598,548	1,054,149
$13.43	$18.96	$9.06	$11.97	$9.53	$11.67

$50,598	—	—	—	—	—
3,758	—	—	—	—	—
$13.46	—	—	—	—	—

—	$2,392,958,243	$952,819,982	$488,431	$12,931,691	$4,672,802
—	126,084,565	104,124,875	40,788	1,353,105	400,000
—	$18.98	$9.15	$11.97	$9.56	$11.68

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

Assets	Core Equity	Disciplined Diversification	Emerging Growth	Emerging Markets Value
Investments in unaffiliated issuers, at value	$534,165,582	$61,109,944	$11,300,208	$537,777,910
Investments in affiliated issuers, at value (Note 2)	—	316,537	3,708,967	—
Securities loaned, at value (Note 2)	—	310,330	3,636,242	—
Total investments, at value	534,165,582	61,736,811	18,645,417	537,777,910
Cash	280	600	25,669	1,900,249
Foreign currency, at value	—	414,956	—	2,289,727
Receivable for investments sold	5,843,144	243	170,548	—
Receivable for fund shares sold	956,619	635,606	244,470	18,532
Dividends and interest receivable (net of tax)	566,099	160,983	3,291	936,880
Receivable for security lending income	—	199	34,835	—
Other assets	—	—	—	—
Total assets	541,531,724	62,949,398	19,124,230	542,923,298

Liabilities
India Capital gains withholding tax	—	—	—	—
Payable for investments purchased	10,448,387	3,117,837	22,904	3,795,545
Payable for fund shares repurchased	—	236	19,407	19,239
Payable upon return of securities loaned (Note 2)	—	316,537	3,708,967	—
Options written, at value (Note 2)	—	—	3,890	—
Payable to affiliates
Fund administration expenses	2,423	1,393	568	1,028
Trustees’ fees	134	237	47	103
Investment management fees	—	—	—	—
Other payables and accrued expenses	32,631	11,886	109,433	143,058
Total liabilities	10,483,575	3,448,126	3,865,216	3,958,973

Net assets
Capital paid-in	$742,105,457	$62,106,627	$21,569,788	$557,650,254
Undistributed net investment income (loss)	2,652,196	297,336	177,302	5,543,059
Accumulated undistributed net realized gain (loss) on investments	(74,818,207)	1,086	(3,224,965)	4,932,302
Net unrealized appreciation (depreciation) on investments	(138,891,297)	(2,903,777)	(3,263,111)	(29,161,290)
Net assets	$531,048,149	$59,501,272	$15,259,014	$538,964,325
Investments in unaffiliated issuers, including repurchase agreements, at cost	$673,056,879	$64,325,199	$18,199,561	$566,928,856
Investments in affiliated issuers, at cost	—	$316,537	$3,708,967	—
Foreign currency, at cost	—	$414,822	—	$2,299,137
Premiums received on written options	—	—	$3,890	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$1,382,409	$951,994	$1,182,792	$3,066,974
Shares outstanding	148,678	80,000	152,631	241,202
Net asset value, offering price and redemption price per share	$9.30	$11.90	$7.75	$12.72

Series II
Net assets	$31,371,587	$57,586,392	$6,667,482	—
Shares outstanding	3,402,912	4,841,076	876,226	—
Net asset value, offering price and redemption price per share	$9.22	$11.90	$7.61	—

Series NAV
Net assets	$498,294,153	$962,886	$7,408,740	$535,897,351
Shares outstanding	53,505,195	80,908	954,714	42,164,236
Net asset value, offering price and redemption price per share	$9.31	$11.90	$7.76	$12.71

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

Emerging Small Company	Equity-Income	Financial Services	Franklin Templeton Founding Allocation	Fundamental Value	Global
$134,620,246	$1,943,672,151	$103,369,777	—	$1,744,236,443	$700,035,229
37,332,508	68,125,049	7,963,614	1,359,240,969 [1]	42,960,214	43,986,362
36,600,498	66,789,264	7,807,465	—	42,117,857	41,979,779
208,553,252	2,078,586,464	119,140,856	1,359,240,969	1,829,314,514	786,001,370
142	343	813	—	235	50,637
63,610	41	—	—	188,452	210,404
5,509,619	9,693,248	—	—	53,162	—
—	173,011	138,293	1,418,575	4,020,924	38,129
206,945	3,410,347	146,772	—	1,877,663	1,448,029
30,738	32,788	12,296	—	6,148	—
—	—	—	194	—	—
214,364,306	2,091,896,242	119,439,030	1,360,659,738	1,835,461,098	787,748,569

—	—	—	—	—	150
2,037,523	5,005,836	—	1,413,076	7,381,624	2,418,052
353,417	1,109,951	119,775	—	2,606,259	243,669
37,332,508	68,125,049	7,963,614	—	42,960,214	43,986,362
—	—	—	—	—	—

1,249	11,460	749	5,007	11,809	1,719
36	470	28	281	343	161
—	—	—	—	—	—
17,678	122,765	15,716	49,258	112,561	109,242
39,742,411	74,375,531	8,099,882	1,467,622	53,072,810	46,759,355

$184,124,704	$2,029,805,121	$115,878,109	$1,568,813,432	$1,671,356,043	$835,377,356
(97,296)	23,910,973	542,262	2,231,225	7,271,032	11,359,030
(11,465,425)	102,430,508	(1,385,286)	(4,175,509)	(150,780)	(11,375,090)
2,059,912	(138,625,891)	(3,695,937)	(207,677,032)	103,911,993	(94,372,082)
$174,621,895	$2,017,520,711	$111,339,148	$1,359,192,116	$1,782,388,288	$740,989,214

$169,162,734	$2,149,085,619	$114,873,151	—	$1,682,442,445	$836,386,855
$37,332,508	$68,125,049	$7,963,614	$1,566,918,001	$42,960,214	$43,986,362
$62,551	$41	—	—	$188,099	$213,331
—	—	—	—	—	—

$138,917,146	$529,005,448	$44,229,694	$5,530,386	$143,596,599	$235,680,256
6,547,506	38,116,019	4,021,795	527,076	9,871,132	15,339,476
$21.22	$13.88	$11.00	$10.49	$14.55	$15.36

$33,693,316	$214,158,085	$35,956,010	$1,353,488,596	$379,943,435	$49,158,607
1,610,610	15,492,740	3,287,001	129,050,823	26,215,317	3,215,222
$20.92	$13.82	$10.94	$10.49	$14.49	$15.29

$2,011,433	$1,274,357,178	$31,153,444	$173,134	$1,258,848,254	$456,150,351
94,577	92,029,525	2,834,538	16,502	86,756,701	29,704,360
$21.27	$13.85	$10.99	$10.49	$14.51	$15.36

1	See Note 8.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

Assets	Global Allocation	Global Real Estate	Growth Equity	Health Sciences
Investments in unaffiliated issuers, at value	$281,246,823	$476,952,338	$479,309,215	$220,884,619
Investments in affiliated issuers, at value (Note 2)	1,413,637	168,728,153	3,688,193	—
Securities loaned, at value (Note 2)	1,385,919	161,206,511	3,615,875	—
Total investments, at value	284,046,379	806,887,002	486,613,283	220,884,619
Cash	993	19	698	154
Foreign currency, at value	1,078,926	28,656,227	—	5,738
Cash collateral at broker for futures contracts	2,420,527	—	—	—
Receivable for investments sold	1,300,694	1,646,525	4,471,579	2,148,428
Receivable for forward foreign currency exchange contracts (Note 2)	208,927	85,477	—	—
Receivable for fund shares sold	805	2,365,557	—	949
Dividends and interest receivable (net of tax)	1,181,350	2,413,621	165,230	126,504
Receivable for security lending income	819	19,752	595	—
Receivable for futures variation margin	117,920	—	—	—
Receivable due from adviser	—	—	—	—
Total assets	290,357,340	842,074,180	491,251,385	223,166,392

Liabilities
Payable for investments purchased	432,552	13,504,665	4,342,732	647,407
Payable for delayed delivery securities purchased	1,518,357	—	—	—
Payable for forward foreign currency exchange contracts (Note 2)	1,229,440	3,148,059	—	—
Payable for fund shares repurchased	555,040	—	—	185,234
Payable upon return of securities loaned (Note 2)	1,413,637	168,728,153	3,688,193	—
Options written, at value (Note 2)	—	—	—	5,591,008
Payable for futures variation margin	—	—	—	—
Payable to affiliates
Fund administration expenses	1,547	1,253	7,402	1,150
Trustees’ fees	67	133	685	49
Other payables and accrued expenses	65,855	109,705	20,748	37,841
Total liabilities	5,216,495	185,491,968	8,059,760	6,462,689

Net assets
Capital paid-in	$305,304,052	$799,086,217	$511,284,909	$207,127,415
Undistributed net investment income (loss)	3,491,806	5,252,158	81,527	(761,673)
Accumulated undistributed net realized gain (loss) on investments	(1,744,725)	(54,077,103)	(731,293)	4,204,350
Net unrealized appreciation (depreciation) on investments	(21,910,288)	(93,679,060)	(27,443,518)	6,133,611
Net assets	$285,140,845	$656,582,212	$483,191,625	$216,703,703
Investments in unaffiliated issuers, including repurchase agreements, at cost	$303,023,953	$728,755,392	$510,368,608	$215,141,201
Investments in affiliated issuers, at cost	$1,413,637	$168,728,153	$3,688,193	—
Foreign currency, at cost	$1,062,251	$28,691,442	—	$5,711
Premiums received on written options	—	—	—	$5,980,464

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$68,741,889	$103,047	—	$121,104,782
Shares outstanding	6,628,433	10,239	—	9,031,485
Net asset value, offering price and redemption price per share	$10.37	$10.06	—	$13.41

Series II
Net assets	$202,115,672	—	—	$65,860,214
Shares outstanding	19,614,283	—	—	4,988,044
Net asset value, offering price and redemption price per share	$10.30	—	—	$13.20

Series NAV
Net assets	$14,283,284	$656,479,165	$483,191,625	$29,738,707
Shares outstanding	1,381,037	65,209,682	40,879,131	2,213,359
Net asset value, offering price and redemption price per share	$10.34	$10.07	$11.82	$13.44

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

Income & Value	International Core	International Opportunities	International Small Cap	International Small Company	International Value
$388,709,789	$1,042,858,070	$780,717,410	$344,153,046	$314,212,267	$1,333,362,848
10,841,562	109,544,263	138,901,784	68,750,009	69,087,260	120,724,307
10,628,982	104,327,870	132,895,528	65,476,199	65,797,390	114,981,248
410,180,333	1,256,730,203	1,052,514,722	478,379,254	449,096,917	1,569,068,403
367	944	561	50,141	195	51,210
6,048	3,084,152	3,420,684	4,411,304	1,182,471	15,623,505
—	11,300,000	—	—	—	—
1,341,478	—	830	4,826	126,554	—
20,136	8,989,743	—	—	—	—
80	92,763	32,138	126,394	—	134,485
1,644,352	4,182,179	952,227	918,516	968,585	3,092,117
3,279	76,589	20,225	35,338	—	134,306
—	—	—	—	—	—
12	—	—	—	—	—
413,196,085	1,284,456,573	1,056,941,387	483,925,773	451,374,722	1,588,104,026

3,330,513	—	3,048,523	318	2,388,967	373,951
—	—	—	—	—	—
19,726	9,300,114	—	—	—	—
763,247	317,741	365,251	486,437	—	842,434
10,841,562	109,544,263	138,901,784	68,750,009	69,087,260	120,724,307
—	—	—	—	—	—
—	97,544	—	—	—	—

2,842	9,037	3,154	3,678	1,654	7,796
91	314	199	113	59	342
63,429	395,576	191,715	214,306	68,549	474,478
15,021,410	119,664,589	142,510,626	69,454,861	71,546,489	122,423,308

$428,796,443	$1,058,409,094	$930,096,009	$389,637,673	$404,362,250	$1,404,405,766
4,911,610	23,410,886	8,942,684	7,482,109	3,280,944	34,990,063
476,933	71,108,604	(12,733,581)	44,908,668	3,094,570	30,712,536
(36,010,311)	11,863,400	(11,874,351)	(27,557,538)	(30,909,531)	(4,427,647)
$398,174,675	$1,164,791,984	$914,430,761	$414,470,912	$379,828,233	$1,465,680,718

$435,355,123	$1,132,710,332	$925,514,617	$437,226,751	$410,921,054	$1,453,042,582
$10,841,562	$109,544,263	$138,901,784	$68,750,009	$69,087,260	$120,724,307
$5,904	$3,058,484	$3,398,481	$4,385,267	$1,182,170	$15,367,119
—	—	—	—	—	—

$326,247,296	$106,113,927	$6,804,506	$105,764,157	—	$285,187,023
34,192,061	8,303,516	461,616	6,524,011	—	19,890,070
$9.54	$12.78	$14.74	$16.21	—	$14.34

$70,231,793	$43,039,073	$63,539,488	$48,526,798	—	$196,665,318
7,403,135	3,351,862	4,305,889	2,981,171	—	13,766,490
$9.49	$12.84	$14.76	$16.28	—	$14.29

$1,695,586	$1,015,638,984	$844,086,767	$260,179,957	$379,828,233	$983,828,377
177,657	79,627,919	57,261,184	16,096,846	34,369,597	68,941,769
$9.54	$12.75	$14.74	$16.16	$11.05	$14.27

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

Assets	Large Cap	Large Cap Value	Managed	Mid Cap Intersection
Investments in unaffiliated issuers, at value	$578,425,069	$693,668,698	$1,275,513,147	$226,182,784
Investments in affiliated issuers, at value (Note 2)	14,197,345	11,640,719	2,950,104	—
Securities loaned, at value (Note 2)	13,918,966	11,412,470	2,892,259	—
Total investments, at value	606,541,380	716,721,887	1,281,355,510	226,182,784
Cash	590	109	58,057	137,601
Foreign currency, at value	—	—	—	—
Cash collateral at broker for futures contracts	—	—	2,911,680	—
Receivable for investments sold	703,784	23,551,586	1,949,538	182,338
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	—	—
Receivable for fund shares sold	—	11,767	—	331,056
Dividends and interest receivable (net of tax)	684,059	833,698	5,008,022	261,554
Receivable for security lending income	1,229	4,917	58,999	—
Receivable for futures variation margin	—	—	22,885	—
Other assets	12	721	—	—
Total assets	607,931,054	741,124,685	1,291,364,691	227,095,333

Liabilities
Payable for investments purchased	—	24,081,314	—	—
Payable for delayed delivery securities purchased	—	—	93,168,719	—
Payable for forward foreign currency exchange contracts (Note 2)	—	—	—	—
Payable for fund shares repurchased	462,145	423,601	413,004	5,095,080
Payable upon return of securities loaned (Note 2)	14,197,345	11,640,719	2,950,104	—
Swap contracts, at value (Note 2)	—	—	227,682	—
Payable for futures variation margin	—	—	—	7,740
Payable to affiliates
Fund administration expenses	6,449	1,480	8,730	1,104
Trustees’ fees	117	136	10,103	156
Investment management fees	—	—	6,321	—
Other payables and accrued expenses	118,135	39,550	179,030	36,333

Total liabilities	14,784,191	36,186,800	96,963,693	5,140,413

Net assets
Capital paid-in	$1,117,524,053	$728,826,461	$1,305,895,477	$256,158,839
Undistributed net investment income (loss)	3,804,776	3,222,186	16,534,595	189,844
Accumulated undistributed net realized gain (loss) on investments	(429,535,025)	(20,765,789)	(29,036,766)	(37,423,660)
Net unrealized appreciation (depreciation) on investments	(98,646,941)	(6,344,973)	(98,992,308)	3,029,897
Net assets	$593,146,863	$704,937,885	$1,194,400,998	$221,954,920
Investments in unaffiliated issuers, including repurchase agreements, at cost	$690,990,976	$711,426,141	$1,376,812,382	$222,978,736
Investments in affiliated issuers, at cost	$14,197,345	$11,640,719	$2,950,104	—
Foreign currency, at cost	—	—	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$231,266,863	$58,326,907	—	$150,410
Shares outstanding	18,136,272	2,947,594	—	13,457
Net asset value, offering price and redemption price per share	$12.75	$19.79	—	$11.18

Series II
Net assets	$15,112,956	$35,532,178	—	$6,702,890
Shares outstanding	1,190,155	1,803,445	—	601,202
Net asset value, offering price and redemption price per share	$12.70	$19.70	—	$11.15

Series NAV
Net assets	$346,767,044	$611,078,800	$1,194,400,998	$215,101,620
Shares outstanding	27,258,694	30,864,876	103,356,973	19,239,402
Net asset value, offering price and redemption price per share	$12.72	$19.80	$11.56	$11.18

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

Mid Cap Stock	Mid Cap Value	Mid Cap Value Equity	Mid Value	Mutual Shares	Natural Resources
$977,334,704	$317,769,400	$63,761,583	$134,313,312	$461,644,357	$855,233,422
141,957,662	37,476,332	5,352,655	10,061,361	—	91,071,607
139,174,178	36,741,502	5,247,701	9,864,079	—	88,090,363
1,258,466,544	391,987,234	74,361,939	154,238,752	461,644,357	1,034,395,392
6,711	514	21,913	835	75,848	39,063
76,434	—	1,970	10,346	110,479	137,317
—	—	—	—	—	—
4,662,771	2,433,286	4,080,569	450,050	693,934	20,179,404
—	—	—	—	382,840	—
1,212	—	—	2,056	1,549,061	1,145,926
493,099	503,619	105,037	234,563	956,682	1,039,777
77,786	3,279	2,050	4,917	—	16,971
—	—	—	—	—	—
—	—	—	—	23	—
1,263,784,557	394,927,932	78,573,478	154,941,519	465,413,224	1,056,953,850

12,482,831	483,392	139	1,969,936	7,255,278	2,170,131
—	—	—	—	—	—
—	—	—	—	1,859,812	—
3,319,963	4,415,245	4,400,000	277,655	—	—
141,957,662	37,476,332	5,352,655	10,061,361	—	91,071,607
—	—	—	—	—	—
—	—	—	—	—	—

5,513	3,145	274	1,084	1,729	4,253
237	84	28	35	95	194
—	—	—	—	—	—
101,333	40,847	13,124	28,581	114,954	116,757

157,867,539	42,419,045	9,766,220	12,338,652	9,231,868	93,362,942

$1,044,436,390	$418,258,546	$71,855,948	$156,485,527	$535,947,302	$505,850,544
(458,369)	2,432,223	436,022	921,733	5,404,145	1,483,849
(10,932,709)	8,869,911	2,390,428	(3,782,526)	(7,755,394)	140,417,107
72,871,706	(77,051,793)	(5,875,140)	(11,021,867)	(77,414,697)	315,839,408
$1,105,917,018	$352,508,887	$68,807,258	$142,602,867	$456,181,356	$963,590,908

$1,043,635,106	$431,562,695	$74,884,355	$155,199,171	$537,586,864	$627,465,165
$141,957,662	$37,476,332	$5,352,655	$10,061,361	—	$91,071,607
$76,448	—	$2,036	$10,360	$108,711	$139,468

$342,906,032	$140,412,144	—	$11,560,074	$4,642,282	$38,906,466
24,603,454	13,154,803	—	1,207,453	458,978	1,221,578
$13.94	$10.67	—	$9.57	$10.11	$31.85

$185,330,323	$126,396,415	—	$11,874,075	—	$350,294,212
13,508,233	11,895,165	—	1,242,740	—	11,113,511
$13.72	$10.63	—	$9.55	—	$31.52

$577,680,663	$85,700,328	$68,807,258	$119,168,718	$451,539,074	$574,390,230
41,312,747	8,037,339	5,672,766	12,477,202	44,628,716	18,153,739
$13.98	$10.66	$12.13	$9.55	$10.12	$31.64

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

Assets	Optimized All Cap	Optimized Value	Overseas Equity	Pacific Rim
Investments in unaffiliated issuers, at value	$1,689,506,186	$713,635,839	$475,866,373	$138,687,814
Investments in affiliated issuers, at value (Note 2)	197,895,845	42,443,402	58,938,774	—
Securities loaned, at value (Note 2)	194,015,534	41,611,178	56,132,166	—
Total investments, at value	2,081,417,565	797,690,419	590,937,313	138,687,814
Cash	805	8,145	758	—
Foreign currency, at value	—	—	840,956	344,057
Cash collateral at broker for futures contracts	—	—	—	—
Receivable for investments sold	—	125,896,192	5,853,702	179,065
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	822,268	—
Receivable for fund shares sold	33,238	1,949,610	—	—
Dividends and interest receivable (net of tax)	2,000,730	770,729	936,254	263,130
Receivable for security lending income	11,163	3,688	42,335	—
Other assets	—	—	3,052	—
Total assets	2,083,463,501	926,318,783	599,436,638	139,474,066

Liabilities
Due to custodian	—	—	—	298,806
Payable for investments purchased	9,805,073	119,709,647	4,431,130	159,225
Payable for forward foreign currency exchange contracts (Note 2)	—	—	86,717	—
Payable for fund shares repurchased	2,252,670	14	115,037	394,865
Payable upon return of securities loaned (Note 2)	197,895,845	42,443,402	58,938,774	—
Payable for futures variation margin	—	—	—	—
Payable to affiliates
Fund administration expenses	25,560	2,867	2,406	820
Trustees’ fees	7,372	169	114	32
Investment management fees	22,510	—	—	—
Other payables and accrued expenses	272,196	52,248	173,081	26,331
Total liabilities	210,281,226	162,208,347	63,747,259	880,079

Net assets
Capital paid-in	$2,004,668,983	$948,596,168	$549,408,825	$139,802,188
Undistributed net investment income (loss)	7,128,944	6,730,423	8,603,209	1,275,557
Accumulated undistributed net realized gain (loss) on investments	(1,886,677)	(135,663,974)	(13,106,832)	(804,528)
Net unrealized appreciation (depreciation) on investments	(136,728,975)	(55,552,181)	(9,215,823)	(1,679,230)
Net assets	$1,873,182,275	$764,110,436	$535,689,379	$138,593,987
Investments in unaffiliated issuers, including repurchase agreements, at cost	$2,020,247,747	$810,798,187	$541,930,331	$140,289,406
Investments in affiliated issuers, at cost	$197,895,845	$42,443,402	$58,938,774	—
Foreign currency, at cost	—	—	$839,829	$420,405

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$216,136,184	$408,080	$5,970,018	$95,679,144
Shares outstanding	16,188,916	37,113	494,303	10,353,514
Net asset value, offering price and redemption price per share	$13.35	$11.00	$12.08	$9.24

Series II
Net assets	$101,871,385	$20,786,162	$6,369,076	$32,919,047
Shares outstanding	7,649,765	1,882,148	530,408	3,575,432
Net asset value, offering price and redemption price per share	$13.32	$11.04	$12.01	$9.21

Series NAV
Net assets	$1,555,174,706	$742,916,194	$523,350,285	$9,995,796
Shares outstanding	116,032,752	67,548,390	43,752,586	1,074,928
Net asset value, offering price and redemption price per share	$13.40	$11.00	$11.96	$9.30

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

Real Estate Equity	Real Estate Securities	Science & Technology	Small Cap	Small Cap Growth	Small Cap Intrinsic Value	Small Cap Opportunities
$245,868,553	$527,274,502	$317,752,196	$57,569,806	$223,924,711	$80,333,879	$245,024,096
19,282,333	4,638,036	7,916,251	21,812,238	42,798,894	—	27,932,563
18,904,248	4,547,094	7,761,030	21,384,547	41,959,700	—	27,384,866
284,055,134	536,459,632	333,429,477	100,766,591	308,683,305	80,333,879	300,341,525
250	342	1,242	807	206	—	2,754
11,421	—	2,155,529	—	—	437	559,216
—	—	—	—	—	—	6,741,000
294,453	770,143	1,662,615	4,540,552	2,198,197	423,739	23,786,813
—	—	—	—	—	—	—
400,272	—	51,537	211,036	73,899	—	—
1,155,039	2,231,432	93,252	18,112	72,409	27,398	563,989
1,638	5,739	6,558	45,900	54,099	—	62,294
—	—	—	—	—	—	—
285,918,207	539,467,288	337,400,210	105,582,998	311,082,115	80,785,453	332,057,591

—	—	—	—	—	406,327	—
672,067	904,017	3,249,494	1,736,440	5,643,886	83,681	79,522,026
—	—	—	—	—	—	—
—	820,406	531,649	3,430,298	132,887	3,076,438	2,907,150
19,282,333	4,638,036	7,916,251	21,812,238	42,798,894	—	27,932,563
—	—	—	—	—	—	1,155,600

526	3,771	592	1,268	1,140	994	2,406
57	118	70	24	55	337	33
—	—	—	—	—	—	—
15,922	41,384	39,387	19,950	31,591	7,208	32,995
19,970,905	6,407,732	11,737,443	27,000,218	48,608,453	3,574,985	111,552,773

$319,580,269	$623,500,610	$1,207,875,752	$102,716,259	$340,693,374	$110,175,256	$255,297,080
4,388,639	9,597,273	(489,196)	77,435	(223,883)	201,726	2,353,841
(7,385,766)	(27,522,647)	(874,941,296)	(11,526,948)	(82,182,508)	(3,757,310)	(18,844,416)
(50,635,840)	(72,515,680)	(6,782,493)	(12,683,966)	4,186,679	(29,409,204)	(18,301,687)
$265,947,302	$533,059,556	$325,662,767	$78,582,780	$262,473,662	$77,210,468	$220,504,818

$315,408,639	$604,337,276	$332,292,126	$91,638,319	$261,697,732	$109,743,052	$287,212,402
$19,282,333	$4,638,036	$7,916,251	$21,812,238	$42,798,894	—	$27,932,563
$11,423	—	$2,154,135	—	—	$438	$562,642

—	$157,557,358	$266,811,823	$979,631	$27,608,120	$9,693	$54,135,014
—	13,467,609	20,231,240	100,695	3,092,392	998	3,192,513
—	$11.70	$13.19	$9.73	$8.93	$9.71	$16.96

—	$107,758,063	$53,472,079	$959,537	$34,748,288	—	$40,878,405
—	9,216,959	4,090,592	99,326	3,925,971	—	2,423,126
—	$11.69	$13.07	$9.66	$8.85	—	$16.87

$265,947,302	$267,744,135	$5,378,865	$76,643,612	$200,117,254	$77,200,775	$125,491,399
26,902,308	22,991,333	406,952	7,870,303	22,374,299	7,946,462	7,451,304
$9.89	$11.65	$13.22	$9.74	$8.94	$9.72	$16.84

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

Assets	Small Cap Value	Small Company	Small Company Growth	Small Company Value
Investments in unaffiliated issuers, at value	$307,336,771	$35,359,691	$148,921,166	$564,070,148
Investments in affiliated issuers, at value (Note 2)	66,848,395	2,600,714	43,806,667	109,810,096
Securities loaned, at value (Note 2)	65,537,642	2,549,720	42,947,713	107,656,957
Total investments, at value	439,722,808	40,510,125	235,675,546	781,537,201
Cash	326	—	351	—
Foreign currency, at value	—	—	—	—
Cash collateral at broker for futures contracts	—	—	—	—
Receivable for investments sold	3,280,130	2,070,501	3,595,760	27,347
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	—	—
Receivable for fund shares sold	—	—	—	10,198,076
Dividends and interest receivable (net of tax)	395,862	28,938	86,389	632,094
Receivable for security lending income	34,931	3,279	4,098	36,886
Receivable for futures variation margin	—	—	—	—
Total assets	443,434,057	42,612,843	239,362,144	792,431,604

Liabilities
Due to custodian	—	492,299	—	—
Payable for investments purchased	2,268,143	1,410,366	407,344	7,775,119
Payable for forward foreign currency exchange contracts (Note 2)	—	—	—	—
Payable for fund shares repurchased	408,741	15,397	2,555,710	1,086,914
Payable upon return of securities loaned (Note 2)	66,848,395	2,600,714	43,806,667	109,810,096
Payable for futures variation margin	—	—	—	—
Payable to affiliates
Fund administration expenses	1,352	216	1,132	2,854
Trustees’ fees	82	—	47	129
Other payables and accrued expenses	38,744	50,133	20,491	38,001
Total liabilities	69,565,457	4,569,125	46,791,391	118,713,113

Net assets
Capital paid-in	$403,520,577	$42,231,131	$210,103,503	$544,576,911
Undistributed net investment income (loss)	2,215,789	(48,428)	(511,784)	1,996,830
Accumulated undistributed net realized gain (loss) on investments	9,764,277	(3,640,479)	(2,130,220)	26,254,682
Net unrealized appreciation (depreciation) on investments	(41,632,043)	(498,506)	(14,890,746)	100,890,068
Net assets	$373,868,600	$38,043,718	$192,570,753	$673,718,491
Investments in unaffiliated issuers, including repurchase agreements, at cost	$414,506,456	$38,407,917	$206,759,625	$570,837,037
Investments in affiliated issuers, at cost	$66,848,395	$2,600,714	$43,806,667	$109,810,096
Foreign currency, at cost	—	—	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$111,167,103	$3,094,645	—	$172,760,595
Shares outstanding	7,292,578	294,429	—	9,692,477
Net asset value, offering price and redemption price per share	$15.24	$10.51	—	$17.82

Series II
Net assets	$61,859,693	$3,528,842	—	$126,489,305
Shares outstanding	4,072,470	339,335	—	7,155,383
Net asset value, offering price and redemption price per share	$15.19	$10.40	—	$17.68

Series NAV
Net assets	$200,841,804	$31,420,231	$192,570,753	$374,468,591
Shares outstanding	13,194,291	2,982,926	13,861,812	21,045,016
Net asset value, offering price and redemption price per share	$15.22	$10.53	$13.89	$17.79

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

U.S. Core	U.S. Large Cap	U.S. Multi Sector	Utilities	Value	Value & Restructuring	Vista
$598,964,848	$784,353,589	$930,514,648	$260,855,174	$260,025,850	$542,690,868	$76,747,310
1,291,824	36,274,168	1,319,179	8,451,743	—	26,185,441	3,489,491
1,266,494	35,562,910	1,293,312	8,286,023	—	25,672,001	3,421,070
601,523,166	856,190,667	933,127,139	277,592,940	260,025,850	594,548,310	83,657,871
658	175	811	32,710	2,853	565	—
—	—	—	43,874	—	—	4,397,910
—	—	1,655,680	—	—	—	—
7,692,333	3,455,762	—	3,518,326	6,105,998	3,610,991	9,536,997
—	—	—	10,437	—	—	9,042
677	2,048,426	111,665	—	19,161	178,316	—
665,378	896,450	1,061,453	758,378	376,979	433,865	24,392
6,558	8,196	14,344	819	—	2,050	656
—	—	9,735	—	—	—	—
609,888,770	862,599,676	935,980,827	281,957,484	266,530,841	598,774,097	97,626,868

—	—	—	—	—	—	1,835,353
—	8,328,849	—	1,774,385	978,054	4,501,026	4,017,826
—	—	—	400,852	—	—	29,827
853,124	387,185	—	363,420	579,676	—	3,600,000
1,291,824	36,274,168	1,319,179	8,451,743	—	26,185,441	3,489,491
2,280	—	—	—	—	—	—

4,270	4,277	9,482	956	1,783	2,474	990
133	189	303	58	65	105	23
63,212	58,019	123,549	61,796	29,256	29,127	29,170
2,214,843	45,052,687	1,452,513	11,053,210	1,588,834	30,718,173	13,002,680

$686,193,858	$1,005,616,168	$1,074,028,113	$238,876,538	$299,549,173	$505,345,511	$61,624,786
3,558,092	4,469,254	8,949,579	2,709,800	1,203,600	2,573,859	(254,529)
(24,161,349)	(92,582,187)	(68,021,423)	10,272,443	(5,445,558)	(16,518,892)	13,271,958
(57,916,674)	(99,956,246)	(80,427,955)	19,045,493	(30,365,208)	76,655,446	9,981,973
$607,673,927	$817,546,989	$934,528,314	$270,904,274	$264,942,007	$568,055,924	$84,624,188

$658,148,016	$919,872,745	$1,011,685,445	$249,713,354	$290,391,058	$491,708,705	$70,156,006
$1,291,824	$36,274,168	$1,319,179	$8,451,743	—	$26,185,441	$3,489,491
—	—	—	$46,615	—	—	$4,408,303

$549,833,715	$265,830,865	—	$177,185,659	$210,408,860	—	—
32,582,300	19,337,362	—	13,112,993	14,477,764	—	—
$16.88	$13.75	—	$13.51	$14.53	—	—

$55,694,071	$70,314,377	—	$66,279,080	$42,537,271	—	—
3,316,552	5,130,801	—	4,945,379	2,941,013	—	—
$16.79	$13.70	—	$13.40	$14.46	—	—

$2,146,141	$481,401,747	$934,528,314	$27,439,535	$11,995,876	$568,055,924	$84,624,188
127,092	35,083,802	80,174,432	2,031,334	825,662	35,297,064	5,388,417
$16.89	$13.72	$11.66	$13.51	$14.53	$16.09	$15.70

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

Investment income	All Cap Core	All Cap Growth	All Cap Value	American Asset Allocation
Dividends	$8,350,853	$1,442,316	$922,374	—
Interest	1,018,715	159,243	21,248	—
Income distributions received from affiliated underlying funds	—	—	—	$3,650,937
Securities lending	55,613	23,566	12,432	—
Income from affiliated issuers	14,728	6,545	3,636	—
Less foreign taxes withheld	—	(12,884)	(3,252)	—
Total investment income	9,439,909	1,618,786	956,438	3,650,937

Expenses
Investment management fees (Note 3)	3,774,412	1,405,326	503,322	—
Series I distribution and service fees (Note 3)	37,585	43,560	13,887	151
Series II distribution and service fees (Note 3)	19,938	28,816	58,166	2,418,327
Series III distribution and service fees (Note 3)	—	—	—	3,037
Fund administration fees (Note 3)	66,624	23,590	8,470	45,406
Audit and legal fees	16,597	13,312	11,807	9,094
Printing and postage fees (Note 3)	43,226	42,263	8,861	31,956
Custodian fees	56,305	51,435	11,931	5,960
Trustees’ fees (Note 4)	8,764	2,843	1,023	5,837
Registration and filing fees	8,274	2,895	917	6,104
Miscellaneous	3,159	659	1,396	145
Total expenses	4,034,884	1,614,699	619,780	2,526,017
Less: expense reductions (Note 3)	(12,755)	(4,279)	(1,518)	(7,400)
Net expenses	4,022,129	1,610,420	618,262	2,518,617
Net investment income (loss)	5,417,780	8,366	338,176	1,132,320

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(44,781,466)	6,779,984	1,201,603	(36,715)
Capital gain distributions received from affiliated underlying funds	—	—	—	30,018,812
Futures contracts	(4,069,883)	—	—	—
Foreign currency transactions	—	13,468	—	—
	(48,851,349)	6,793,452	1,201,603	29,982,097
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(37,400,481)	(48,643,753)	(10,463,445)	(71,959,066)
Futures contracts	(5,211,151)	—	—	—
Translation of assets and liabilities in foreign currencies	—	(1,117)	—	—
	(42,611,632)	(48,644,870)	(10,463,445)	(71,959,066)
Net realized and unrealized gain (loss)	(91,462,981)	(41,851,418)	(9,261,842)	(41,976,969)

Increase (decrease) in net assets from operations	($86,045,201)	($41,843,052)	($8,923,666)	($40,844,649)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

American Blue Chip Income and Growth	American Bond	American Fundamental Holdings	American Global Diversification	American Global Growth	American Global Small Capitalization
—	—	—	—	—	—
—	—	—	—	—	—
$619,604	$8,621,887	$1,891,865	$2,169,671	$506,503	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
619,604	8,621,887	1,891,865	2,169,671	506,503	—

—	—	54,626	77,625	—	—
43,533	19,864	278	275	—	—
394,721	2,869,463	858,099	1,222,385	879,469	$307,771
1,214	1,399	1,941	115	28	411
11,191	71,402	18,352	23,330	16,294	5,695
8,913	15,548	5,620	5,648	7,906	7,609
6,382	40,857	13,844	18,420	10,927	3,643
5,958	5,959	5,621	5,621	6,076	5,960
1,342	8,727	2,286	3,102	2,178	746
1,976	7,978	3,628	4,452	2,686	1,556
243	935	—	—	57	25
475,473	3,042,132	964,295	1,360,973	925,621	333,416
—	—	(54,626)	(77,625)	(10,943)	(12,875)
—	—	909,669	1,283,348	914,678	320,541
144,131	5,579,755	982,196	886,323	(408,175)	(320,541)

1,615,086	(1,147,354)	(2,036)	(371)	(410,362)	(1,371,723)
9,394,930	2,351,424	24,058,485	30,956,555	18,455,719	10,100,790
—	—	—	—	—	—
—	—	—	—	—	—
11,010,016	1,204,070	24,056,449	30,956,184	18,045,357	8,729,067

(37,487,621)	(14,050,541)	(39,898,471)	(53,595,497)	(42,194,456)	(19,778,696)
—	—	—	—	—	—
—	—	—	—	—	—
(37,487,621)	(14,050,541)	(39,898,471)	(53,595,497)	(42,194,456)	(19,778,696)
(26,477,605)	(12,846,471)	(15,842,022)	(22,639,313)	(24,149,099)	(11,049,629)

($26,333,474)	($7,266,716)	($14,859,826)	($21,752,990)	($24,557,274)	($11,370,170)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

Investment income	American Growth	American Growth-Income	American High-Income Bond	American International
Dividends	—	—	—	—
Interest	—	—	—	—
Income distributions received from affiliated underlying funds	$2,215,336	$4,604,316	$672,871	$2,139,112
Securities lending	—	—	—	—
Income from affiliated issuers	—	—	—	—
Less foreign taxes withheld	—	—	—	—
Total investment income	2,215,336	4,604,316	672,871	2,139,112

Expenses
Investment management fees (Note 3)	—	—	—	—
Series I distribution and service fees (Note 3)	233,308	64,219	—	211,182
Series II distribution and service fees (Note 3)	4,714,557	3,891,191	184,744	3,107,536
Series III distribution and service fees (Note 3)	797	971	14	47
Fund administration fees (Note 3)	119,498	95,129	3,375	81,776
Audit and legal fees	23,845	20,542	7,493	18,549
Printing and postage fees (Note 3)	74,253	59,160	2,587	50,624
Custodian fees	5,953	5,955	5,960	5,956
Trustees’ fees (Note 4)	15,074	11,955	453	10,258
Registration and filing fees	13,927	11,236	1,130	9,726
Miscellaneous	2,141	1,719	13	1,471
Total expenses	5,203,353	4,162,077	205,769	3,497,125
Less: expense reductions (Note 3)	—	—	(13,619)	—
Net expenses	—	—	192,150	—
Net investment income (loss)	(2,988,017)	442,239	480,721	(1,358,013)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	36,034,528	16,126,426	(616,686)	32,590,787
Capital gain distributions received from affiliated underlying funds	169,121,992	79,315,225	—	136,057,471
Futures contracts	—	—	—	—
Foreign currency transactions	—	—	—	—
	205,156,520	95,441,651	(616,686)	168,648,258
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(347,388,151)	(259,896,816)	(732,662)	(318,302,432)
Futures contracts	—	—	—	—
Options written	—	—	—	—
Translation of assets and liabilities in foreign currencies	—	—	—	—
	(347,388,151)	(259,896,816)	(732,662)	(318,302,432)
Net realized and unrealized gain (loss)	(142,231,631)	(164,455,165)	(1,349,348)	(149,654,174)

Increase (decrease) in net assets from operations	($145,219,648)	($164,012,926)	($868,627)	($151,012,187)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

American New World	Blue Chip Growth	Capital Appreciation	Capital Appreciation Value[1]	Classic Value	Core Allocation Plus[2]
$260,212	$15,226,508	$6,831,634	$20,414	$701,532	$129,414
—	449,045	344,188	7,677	10,756	213,216
—	—	—	—	—	—
—	410,265	870,218	132	—	—
—	121,842	254,546	—	—	—
—	(310,884)	(269,361)	(125)	(1,728)	(4,817)
260,212	15,896,776	8,031,225	28,098	710,560	337,813

—	12,688,843	4,421,029	8,440	197,329	110,023
—	127,783	49,342	43	3,994	2,420
299,480	202,402	106,247	1,791	23,945	11,904
20	—	—	—	—	—
5,638	215,444	84,397	89	3,574	1,631
7,566	48,664	20,303	5,163	10,567	13,608
3,503	143,683	54,135	65	2,405	1,672
5,960	183,301	59,526	2,145	8,419	46,968
753	26,225	11,210	38	413	213
1,581	24,363	10,144	40	912	361
16	9,583	2,016	—	2,937	—
324,517	13,670,291	4,818,349	17,814	254,495	188,800
(13,036)	(540,484)	(16,052)	(402)	(646)	(219)
311,481	13,129,807	4,802,297	17,412	253,849	188,581
(51,269)	2,766,969	3,228,928	10,686	456,711	149,232

321,796	46,291,739	(11,951,773)	(8,981)	(2,309,735)	(478,360)[3]
5,891,193	—	—	—	—	—
—	—	—	—	—	(27,089)
—	(152,928)	(322)	(46)	—	67,269
6,212,989	46,138,811	(11,952,095)	(9,027)	(2,309,735)	(438,180)

(14,383,950)	(393,999,022)	(95,645,700)	(235,814)	(9,585,716)	(1,318,778)
—	—	—	—	—	(124,463)
—	—	—	1,996	—	231
—	(2,579)	—	—	—	535
(14,383,950)	(394,001,601)	(95,645,700)	(233,818)	(9,585,716)	(1,442,475)
(8,170,961)	(347,862,790)	(107,597,795)	(242,845)	(11,895,451)	(1,880,655)

($8,222,230)	($345,095,821)	($104,368,867)	($232,159)	($11,438,740)	($1,731,423)

1	Period from 4-28-08 (commencement of operations) to 6-30-08.
2	Period from 1-2-08 (commencement of operations) to 6-30-08.
3	Net of $487 increase in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

Investment income	Core Equity	Disciplined Diversification[1]	Emerging Growth	Emerging Markets Value
Dividends	$4,994,255	$235,875	$9,151	$8,833,781
Interest	229,186	162,322	4,104	24,565
Income distributions received from affiliated underlying funds	—	—	—	—
Securities lending	—	263	211,339	—
Income from affiliated issuers	—	—	52,176	—
Less foreign taxes withheld	—	(18,586)	—	(572,196)
Total investment income	5,223,441	379,874	276,770	8,286,150

Expenses
Investment management fees (Note 3)	2,373,015	70,306	73,535	2,417,098
Series I distribution and service fees (Note 3)	425	86	311	289
Series II distribution and service fees (Note 3)	45,512	21,113	9,252	—
Fund administration fees (Note 3)	43,529	2,090	831	34,176
Audit and legal fees	15,227	7,455	9,535	13,462
Printing and postage fees (Note 3)	30,497	1,839	91	21,622
Custodian fees	59,298	5,483	5,779	250,619
Trustees’ fees (Note 4)	5,504	405	146	3,717
Registration and filing fees	4,982	310	82	4,774
Miscellaneous	1,062	28	136	3,686
Total expenses	2,579,051	109,115	99,698	2,749,443
Less: expense reductions (Note 3)	(7,928)	(26,577)	(238)	(6,580)
Net expenses	2,571,123	82,538	99,460	2,742,863
Net investment income (loss)	2,652,318	297,336	177,310	5,543,287

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(70,943,972)	3,410	(3,155,201)	4,965,740[2]
Investments in affiliated underlying funds	—	—	—	—
Options written	—	—	2,637	—
Foreign currency transactions	—	(2,324)	—	(33,251)
	(70,943,972)	1,086	(3,152,564)	4,932,489
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(124,347,521)	(2,904,925)	(1,411,930)	(83,165,670)[3]
Investments in affiliated underlying funds	—	—	—	—
Options written	—	—	(1,115)	—
Translation of assets and liabilities in foreign currencies	—	1,148	—	(17,317)
	(124,347,521)	(2,903,777)	(1,413,045)	(83,182,987)
Net realized and unrealized gain (loss)	(195,291,493)	(2,902,691)	(4,565,609)	(78,250,498)

Increase (decrease) in net assets from operations	($192,639,175)	($2,605,355)	($4,388,299)	($72,707,211)

1	Period from 4-28-08 (commencement of operations) to 6-30-08.
2	Net of India foreign taxes of $2,362.
3	Net of $1,441,797 decrease in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

Emerging Small Company	Equity-Income	Financial Services	Franklin Templeton Founding Allocation	Fundamental Value	Global
$654,357	$30,592,299	$964,806	—	$12,252,621	$15,154,870
31,423	1,525,428	47,680	—	1,145,933	917,767
—	—	—	$3,951,470	—	—
208,511	1,000,310	111,658	—	594,042	189,717
59,040	308,952	31,142	—	164,430	53,151
(11,270)	(116,957)	(2,819)	—	(109,537)	(1,411,978)
942,061	33,310,032	1,152,467	3,951,470	14,047,489	14,903,527

901,567	8,879,193	509,661	275,320	5,855,539	2,987,495
37,291	151,997	12,137	400	39,282	64,996
43,577	303,345	49,271	1,563,305	510,477	67,971
13,573	157,493	8,839	86,576	109,058	50,428
12,086	33,140	11,401	26,199	22,886	15,056
10,670	107,151	5,323	59,225	80,478	74,834
18,392	135,407	12,239	5,960	148,460	308,335
1,444	19,390	1,121	11,091	13,635	6,365
1,718	17,361	1,503	10,150	13,098	6,142
1,438	5,198	273	517	3,470	18,829
1,041,756	9,809,675	611,768	2,038,743	6,796,383	3,600,451
(2,399)	(377,677)	(1,602)	(318,498)	(20,153)	(56,115)
1,039,357	9,431,998	610,166	1,720,245	6,776,230	3,544,336
(97,296)	23,878,034	542,301	2,231,225	7,271,259	11,359,191

(10,498,524)	114,085,906	1,656,643	—	80,116	(8,795,039)
—	—	—	(3,596,665)	—	—
—	—	—	—	—	—
6,871	(69,295)	(12,538)	—	(69,120)	(72,376)
(10,491,653)	114,016,611	1,644,105	(3,596,665)	10,996	(8,867,415)

(18,503,548)	(457,005,755)	(30,275,011)	—	(192,728,936)	(114,512,253)
—	—	—	(151,286,765)	—	—
—	—	—	—	—	—
1,902	81	(188)	—	(678)	13,499
(18,501,646)	(457,005,674)	(30,275,199)	(151,286,765)	(192,729,614)	(114,498,754)
(28,993,299)	(342,989,063)	(28,631,094)	(154,883,430)	(192,718,618)	(123,366,169)

($29,090,595)	($319,111,029)	($28,088,793)	($152,652,205)	($185,447,359)	($112,006,978)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

Investment income	Global Allocation	Global Real Estate	Growth Equity[1]	Health Sciences
Dividends	$2,791,665	$10,447,484	$514,721	$768,386
Interest	2,102,280	181,085	67,152	90,955
Securities lending	4,972	88,514	789	—
Income from affiliated issuers	1,455	25,891	—	—
Less foreign taxes withheld	(152,380)	(670,699)	(16,274)	(58,075)
Total investment income	4,747,992	10,072,275	566,388	801,266

Expenses
Investment management fees (Note 3)	1,310,795	2,587,832	449,582	1,218,964
Series I distribution and service fees (Note 3)	19,663	9	—	32,292
Series II distribution and service fees (Note 3)	269,262	—	—	89,723
Fund administration fees (Note 3)	21,996	43,271	11,032	16,681
Audit and legal fees	13,343	14,794	6,678	12,064
Printing and postage fees (Note 3)	13,276	29,708	9,898	9,936
Custodian fees	151,143	352,087	5,810	68,563
Trustees’ fees (Note 4)	2,761	5,282	1,547	2,033
Registration and filing fees	2,982	5,233	1,730	2,105
Miscellaneous	566	3,316	7	890
Total expenses	1,805,787	3,041,532	486,284	1,453,251
Less: expense reductions (Note 3)	(3,982)	(7,250)	(1,423)	(65,260)
Net expenses	1,801,805	3,034,282	484,861	1,387,991
Net investment income (loss)	2,946,187	7,037,993	81,527	(586,725)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	133,739	(28,174,113)	(731,293)	4,330,077
Futures contracts	1,206,755	—	—	—
Options written	—	—	—	2,291,243
Foreign currency transactions	4,294,217	(13,118,061)	—	(22,748)
	5,634,711	(41,292,174)	(731,293)	6,598,572
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(32,093,854)	(79,659,295)	(27,443,518)	(30,579,644)
Futures contracts	(686,517)	—	—	—
Options written	—	—	—	259,934
Translation of assets and liabilities in foreign currencies	378,124	(38,551)	—	692
	(32,402,247)	(79,697,846)	(27,443,518)	(30,319,018)
Net realized and unrealized gain (loss)	(26,767,536)	(120,990,020)	(28,174,811)	(23,720,446)

Increase (decrease) in net assets from operations	($23,821,349)	($113,952,027)	($28,093,284)	($24,307,171)

1	Period from 4-25-08 (commencement of operations) to 6-30-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

Income & Value	International Core	International Opportunities	International Small Cap	International Small Company	International Value
$2,689,243	$33,446,910	$14,269,534	$10,818,612	$5,165,000	$45,945,113
4,212,476	573,735	526,502	468,688	51,662	474,129
122,972	688,715	181,065	124,317	994	821,486
44,080	201,455	66,846	36,364	291	242,691
(32,693)	(3,180,701)	(1,477,571)	(899,670)	(419,845)	(4,538,045)
7,036,078	31,730,114	13,566,376	10,548,311	4,798,102	42,945,374

1,756,423	6,564,629	3,925,022	2,420,721	1,224,437	6,421,577
89,739	28,482	2,160	30,288	—	81,182
97,811	57,624	86,217	70,362	—	274,087
32,040	110,109	62,232	39,098	18,640	113,576
18,580	25,187	17,704	16,616	12,504	27,668
17,574	62,036	43,494	24,355	14,351	89,694
112,827	967,400	488,284	447,310	103,441	1,030,883
3,694	13,292	7,875	4,703	2,313	14,279
4,034	14,020	7,348	4,396	2,769	12,663
909	2,685	5,289	14,829	433	120
2,133,631	7,845,464	4,645,625	3,072,678	1,378,888	8,065,729
(5,655)	(19,068)	(11,774)	(6,748)	(3,348)	(110,674)
2,127,976	7,826,396	4,633,851	3,065,930	1,375,540	7,955,055
4,908,102	23,903,718	8,932,525	7,482,381	3,422,562	34,990,319

417,209	85,490,534	(11,437,011)	46,093,627	3,103,092	35,751,286
—	(18,939,282)	—	—	—	—
—	—	—	—	—	—
1,060,599	5,268,472	(569,456)	(565,792)	(7,649)	43,901
1,477,808	71,819,724	(12,006,467)	45,527,835	3,095,443	35,795,187

(52,649,317)	(228,570,247)	(127,377,010)	(118,339,783)	(41,366,306)	(305,668,270)
—	(4,143,548)	—	—	—	—
—	—	—	—	—	—
4,533	871,551	17,456	23,684	6,009	46,058
(52,644,784)	(231,842,244)	(127,359,554)	(118,316,099)	(41,360,297)	(305,622,212)
(51,166,976)	(160,022,520)	(139,366,021)	(72,788,264)	(38,264,854)	(269,827,025)

($46,258,874)	($136,118,802)	($130,433,496)	($65,305,883)	($34,842,292)	($234,836,706)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

Investment income	Large Cap	Large Cap Value	Managed	Mid Cap Intersection
Dividends	$6,195,598	$5,820,945	$7,100,194	$1,356,502
Interest	65,779	33,316	14,293,832	56,110
Securities lending	17,929	29,836	37,295	—
Income from affiliated issuers	(48,992)	8,727	10,909	—
Less foreign taxes withheld	—	—	—	(1,207)
Total investment income	6,230,314	5,892,824	21,442,230	1,411,405

Expenses
Investment management fees (Note 3)	2,233,381	2,486,136	4,412,804	1,156,466
Series I distribution and service fees (Note 3)	64,478	16,034	—	26
Series II distribution and service fees (Note 3)	21,337	49,852	—	4,226
Series III distribution and service fees (Note 3)	—	—	—	—
Fund administration fees (Note 3)	42,675	41,083	94,770	19,538
Audit and legal fees	21,107	15,356	13,452	12,056
Printing and postage fees (Note 3)	30,061	29,882	39,023	10,704
Custodian fees	10,516	27,221	158,207	16,778
Trustees’ fees (Note 4)	5,617	5,410	10,041	1,903
Registration and filing fees	3,346	5,522	6,934	2,840
Miscellaneous	1,159	1,931	13,005	327
Total expenses	2,433,677	2,678,427	4,748,236	1,224,864
Less: expense reductions (Note 3)	(8,139)	(8,018)	(16,472)	(3,419)
Net expenses	2,425,538	2,670,409	4,731,764	1,221,445
Net investment income (loss)	3,804,776	3,222,415	16,710,466	189,960

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(1,569,662)	(16,827,474)	(20,310,916)	(23,587,775)
Futures contracts	—	—	(2,470,403)	180,290
Options written	—	—	—	—
Swap contracts	—	—	261,624	—
Foreign currency transactions	—	—	—	138
	(1,569,662)	(16,827,474)	(22,519,695)	(23,407,347)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(80,903,784)	(66,790,570)	(99,911,823)	11,031,360
Futures contracts	—	—	(351,612)	(174,151)
Options written	—	—	—	—
Swap contracts	—	—	(48,407)	—
Translation of assets and liabilities in foreign currencies	—	—	—	—
	(80,903,784)	(66,790,570)	(100,311,842)	10,857,209
Net realized and unrealized gain (loss)	(82,473,446)	(83,618,044)	(122,831,537)	(12,550,138)

Increase (decrease) in net assets from operations	($78,668,670)	($80,395,629)	($106,121,071)	($12,360,178)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

Mid Cap Stock	Mid Cap Value	Mid Cap Value Equity	Mid Value	Mutual Shares	Natural Resources
$3,662,399	$4,051,703	$933,709	$1,253,589	$6,146,369	$6,855,034
473,262	130,987	11,054	319,285	692,953	236,264
485,824	294,490	49,755	147,757	—	121,307
143,916	96,327	13,973	47,124	—	72,373
(32,064)	—	(6,111)	(1,485)	(427,829)	(514,677)
4,733,337	4,573,507	1,002,380	1,766,270	6,411,493	6,770,301

4,626,134	1,823,510	505,909	800,228	2,007,141	4,586,780
79,643	39,127	—	2,750	—	8,961
224,698	173,150	—	16,803	—	385,466
—	—	—	—	311	—
77,982	31,744	10,494	11,988	28,945	65,044
10,174	14,664	11,067	11,675	21,779	19,595
26,872	20,820	13,170	6,637	19,239	38,856
100,770	35,700	24,397	31,148	140,418	174,998
9,570	3,567	1,180	1,456	3,712	8,029
7,702	3,323	1,310	1,476	4,048	6,805
42,539	950	230	664	875	2,977
5,206,084	2,146,555	567,757	884,825	2,226,468	5,297,511
(14,378)	(5,467)	(1,474)	(40,421)	(14,825)	(11,909)
5,191,706	2,141,088	566,283	844,404	2,211,643	5,285,602
(458,369)	2,432,419	436,097	921,866	4,199,850	1,484,699

(9,750,980)	12,316,746	2,834,832	(3,011,415)	(1,941,721)	140,881,665
—	—	—	—	—	—
—	—	—	—	25,927	—
—	—	—	—	—	—
24,324	—	160	(906)	(5,578,294)	(61,019)
(9,726,656)	12,316,746	2,834,992	(3,012,321)	(7,494,088)	140,820,646

(120,733,961)	(77,858,479)	(15,611,184)	(11,870,828)	(66,734,318)	(33,974,396)
—	—	—	—	—	—
—	—	—	—	(11,612)	—
—	—	—	—	—	—
(3,909)	—	(2)	7,230	(172,850)	(19,992)
(120,737,870)	(77,858,479)	(15,611,186)	(11,863,598)	(66,918,780)	(33,994,388)
(130,464,526)	(65,541,733)	(12,776,194)	(14,875,919)	(74,412,868)	106,826,258

($130,922,895)	($63,109,314)	($12,340,097)	($13,954,053)	($70,213,018)	$108,310,957

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

Investment income	Optimized All Cap	Optimized Value	Overseas Equity	Pacific Rim
Dividends	$10,717,153	$9,371,259	$12,464,728	$2,326,019
Interest	49,642	184,202	170,085	6,057
Securities lending	184,584	78,562	210,842	—
Income from affiliated issuers	97,287	31,497	61,673	—
Less foreign taxes withheld	(146,507)	(212,247)	(1,011,563)	(96,049)
Total investment income	10,902,159	9,453,273	11,895,765	2,236,027

Expenses
Investment management fees (Note 3)	3,292,390	2,543,655	2,684,497	594,574
Series I distribution and service fees (Note 3)	59,504	156	1,404	25,587
Series II distribution and service fees (Note 3)	142,293	29,265	8,569	46,251
Fund administration fees (Note 3)	54,749	54,812	38,641	10,623
Audit and legal fees	91,242	16,122	15,284	11,865
Printing and postage fees (Note 3)	69,032	35,172	30,741	7,089
Custodian fees	61,693	36,363	332,788	161,227
Trustees’ fees (Note 4)	11,068	6,789	4,887	1,258
Registration and filing fees	13,949	6,134	4,983	4,062
Miscellaneous	3,325	4,230	641	33,368
Total expenses	3,799,245	2,732,698	3,122,435	895,904
Less: expense reductions (Note 3)	(27,256)	(10,154)	(7,110)	(1,926)
Net expenses	3,771,989	2,722,544	3,115,325	893,978
Net investment income (loss)	7,130,170	6,730,729	8,780,440	1,342,049

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	14,837,977	(87,934,739)	5,709,188	(443,195)
Futures contracts	(15,461)	—	—	—
Foreign currency transactions	(349)	(141)	(124,478)	(19,276)
	14,822,167	(87,934,880)	5,584,710	(462,471)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(202,678,073)	(35,286,714)	(70,284,914)	(16,726,618)[1]
Futures contracts	—	—	—	—
Translation of assets and liabilities in foreign currencies	(3,014)	(1,169)	667,475	(70,967)
	(202,681,087)	(35,287,883)	(69,617,439)	(16,797,585)
Net realized and unrealized gain (loss)	(187,858,920)	(123,222,763)	(64,032,729)	(17,260,056)

Increase (decrease) in net assets from operations	($180,728,750)	($116,492,034)	($55,252,289)	($15,918,007)

1	Net of $5,779 decrease in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

Real Estate Equity	Real Estate Securities	Science & Technology	Small Cap	Small Cap Growth	Small Cap Intrinsic Value	Small Cap Opportunities
$5,117,552	$11,863,211	$1,054,027	$194,555	$900,364	$824,677	$3,210,056
232,499	23,644	390,415	81,639	100,237	(15,979)	34,962
118,603	34,809	91,678	278,469	328,197	—	521,377
33,535	10,182	31,697	68,750	96,000	—	147,232
(8,302)	(3,614)	(21,047)	—	(46,512)	(586)	(1,733)
5,493,887	11,928,232	1,546,770	623,413	1,378,286	808,112	3,911,894

1,080,992	2,022,434	1,796,831	503,761	1,467,154	540,738	1,409,655
—	43,444	70,184	165	6,671	2	15,621
—	143,769	70,798	1,273	44,421	—	57,961
17,541	40,612	24,172	9,297	19,837	9,493	21,753
12,385	17,061	13,080	11,022	12,559	10,947	12,171
24,695	30,554	20,284	5,534	11,845	5,840	13,946
12,749	26,722	81,847	13,760	37,648	6,401	12,207
2,184	4,636	2,896	1,113	2,401	581	2,419
2,729	4,315	3,256	1,179	2,665	1,673	2,383
972	4,670	1,003	256	514	32,139	13,511
1,154,247	2,338,217	2,084,351	547,360	1,605,715	607,814	1,561,627
(49,101)	(7,481)	(48,385)	(1,517)	(3,546)	(1,538)	(3,635)
1,105,146	2,330,736	2,035,966	545,843	1,602,169	606,276	1,557,992
4,388,741	9,597,496	(489,196)	77,570	(223,883)	201,836	2,353,902

(7,071,863)	(23,431,094)	420,794 [1]	(11,403,973)	(1,089,145)	(3,673,662)	(18,081,785)
—	—	—	1,336,335	—	—	—
(9,554)	—	155,895	—	—	(81,409)	45,011
(7,081,417)	(23,431,094)	576,689	(10,067,638)	(1,089,145)	(3,755,071)	(18,036,774)

(12,808,957)	(5,254,002)	(46,417,393)	(11,610,720)	(37,766,286)	(15,087,143)	(28,639,439)
—	—	—	—	—	—	(3,490,965)
(2)	—	(4,202)	—	—	51,246	(43,515)
(12,808,959)	(5,254,002)	(46,421,595)	(11,610,720)	(37,766,286)	(15,035,897)	(32,173,919)
(19,890,376)	(28,685,096)	(45,844,906)	(21,678,358)	(38,855,431)	(18,790,968)	(50,210,693)

($15,501,635)	($19,087,600)	($46,334,102)	($21,600,788)	($39,079,314)	($18,589,132)	($47,856,791)

1	Net of India foreign taxes of $1,028.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

Investment income	Small Cap Value	Small Company	Small Company Growth	Small Company Value
Dividends	$3,592,878	$158,642	$377,131	$4,208,679
Interest	97,961	3,095	69,192	313,958
Securities lending	594,890	51,855	248,506	576,839
Income from affiliated issuers	185,122	15,230	73,499	181,741
Less foreign taxes withheld	—	(614)	—	—
Total investment income	4,470,851	228,208	768,328	5,281,217

Expenses
Investment management fees (Note 3)	2,054,439	211,517	1,211,411	3,097,263
Series I distribution and service fees (Note 3)	27,657	781	—	45,160
Series II distribution and service fees (Note 3)	79,232	4,885	—	163,594
Fund administration fees (Note 3)	27,699	2,821	17,003	41,641
Audit and legal fees	14,105	10,069	11,342	15,621
Printing and postage fees (Note 3)	17,680	7,411	24,010	25,418
Custodian fees	31,487	38,626	15,109	44,714
Trustees’ fees (Note 4)	3,526	327	1,935	5,174
Registration and filing fees	3,414	641	1,794	5,093
Miscellaneous	723	74	484	2,400
Total expenses	2,259,962	277,152	1,283,088	3,446,078
Less: expense reductions (Note 3)	(5,003)	(516)	(2,976)	(161,744)
Net expenses	2,254,959	276,636	1,280,112	3,284,334
Net investment income (loss)	2,215,892	(48,428)	(511,784)	1,996,883

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	12,671,935	(3,067,046)	(2,026,969)	27,336,361
Futures contracts	—	3,794	—	—
Foreign currency transactions	—	—	—	—
	12,671,935	(3,063,252)	(2,026,969)	27,336,361
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(37,380,756)	425,639	(24,049,610)	(38,538,294)
Futures contracts	—	—	—	—
Translation of assets and liabilities in foreign currencies	—	—	—	—
	(37,380,756)	425,639	(24,049,610)	(38,538,294)
Net realized and unrealized gain (loss)	(24,708,821)	(2,637,613)	(26,076,579)	(11,201,933)

Increase (decrease) in net assets from operations	($22,492,929)	($2,686,041)	($26,588,363)	($9,205,050)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

U.S. Core	U.S. Large Cap	U.S. Multi Sector	Utilities	Value	Value & Restructuring	Vista
$6,378,795	$7,879,047	$14,061,099	$4,241,810	$2,426,116	$4,408,945	$252,343
131,848	233,089	620,500	196,138	79,881	105,988	24,255
39,782	307,875	87,021	6,922	—	140,148	14,041
11,636	100,261	25,455	1,912	—	45,157	6,025
—	(85,729)	(13)	(270,750)	—	(109,790)	(7,873)
6,562,061	8,434,543	14,794,062	4,176,032	2,505,997	4,590,448	288,791

2,573,848	3,610,565	5,538,109	1,093,094	1,109,258	1,901,781	531,434
152,700	75,688	—	43,460	59,941	—	—
76,402	98,364	—	83,845	60,239	—	—
49,249	62,188	112,218	18,558	21,742	32,047	9,382
17,862	18,581	25,051	12,086	13,091	17,597	11,111
32,470	37,891	34,603	11,291	12,168	29,505	13,243
97,730	56,057	125,828	107,506	23,124	32,706	32,910
5,469	7,835	13,395	2,388	2,661	4,131	1,069
5,424	7,422	10,401	2,517	2,860	4,126	1,094
1,441	1,731	2,741	17,461	1,013	1,709	387
3,012,595	3,976,322	5,862,346	1,392,206	1,306,097	2,023,602	600,630
(8,686)	(11,304)	(18,768)	(3,426)	(3,863)	(6,098)	(1,536)
3,003,909	3,965,018	5,843,578	1,388,780	1,302,234	2,017,504	599,094
3,558,152	4,469,525	8,950,484	2,787,252	1,203,763	2,572,944	(310,303)

(19,646,883)	(12,627,389)	(39,410,720)	11,971,234	(5,386,730)	(14,360,218)	13,792,241
(1,353,369)	—	(5,452,484)	—	—	—	—
—	—	—	(1,474,556)	—	(31,640)	(445,474)
(21,000,252)	(12,627,389)	(44,863,204)	10,496,678	(5,386,730)	(14,391,858)	13,346,767

(71,951,966)	(122,343,532)	(140,287,317)	(20,997,738)	(40,568,999)	11,741,446	(28,824,098)
3,910	—	(381,939)	—	—	—	—
—	—	—	(417,471)	—	1,495	38,826
(71,948,056)	(122,343,532)	(140,669,256)	(21,415,209)	(40,568,999)	11,742,941	(28,785,272)
(92,948,308)	(134,970,921)	(185,532,460)	(10,918,531)	(45,955,729)	(2,648,917)	(15,438,505)

($89,390,156)	($130,501,396)	($176,581,976)	($8,131,279)	($44,751,966)	($75,973)	($15,748,808)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	All Cap Core		All Cap Growth		All Cap Value
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$5,417,780	$8,810,909	$8,366	($6,840)	$338,176	$1,551,326
Net realized gain (loss)	(48,851,349)	46,818,707	6,793,452	22,053,341	1,201,603	53,009,592
Change in net unrealized appreciation (depreciation)	(42,611,632)	(43,873,493)	(48,644,870)	22,864,543	(10,463,445)	(29,689,277)
Increase (decrease) in net assets resulting from operations	(86,045,201)	11,756,123	(41,843,052)	44,911,044	(8,923,666)	24,871,641
Distributions to shareholders
From net investment income
Series I	(302,239)	(2,827,369)	—	(100,163)	(89,817)	(1,161,060)
Series II	(26,549)	(161,565)	—	—	(51,693)	(805,615)
Series NAV	(1,788,753)	(8,954,686)	—	(184,904)	(28,833)	(2,089,492)
From net realized gain
Series I	—	—	—	—	(1,259,274)	(26,914,265)
Series II	—	—	—	—	(1,053,978)	(22,898,123)
Series NAV	—	—	—	—	(374,762)	(18,428,079)
Total distributions	(2,117,541)	(11,943,620)	—	(285,067)	(2,858,357)	(72,296,634)
From Portfolio share transactions (Note 6)	107,742,661	343,644,056	(19,935,958)	(60,831,131)	(7,928,133)	(184,965,279)
Total increase (decrease)	19,579,919	343,456,559	(61,779,010)	(16,205,154)	(19,710,156)	(232,390,272)

Net assets
Beginning of period	953,647,360	610,190,801	380,216,855	396,422,009	133,088,747	365,479,019
End of period	$973,227,279	$953,647,360	$318,437,845	$380,216,855	$113,378,591	$133,088,747

Undistributed net investment income (loss)	$5,417,406	$2,117,167	$8,366	—	$338,136	$170,303

	American Asset Allocation		American Blue Chip Income and Growth		American Bond
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07[1]	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$1,132,320	$8,601,005	$144,131	$3,778,201	$5,579,755	$61,998,001
Net realized gain (loss)	29,982,097	1,773,409	11,010,016	20,405,092	1,204,070	(114,032)
Change in net unrealized appreciation (depreciation)	(71,959,066)	(17,814,153)	(37,487,621)	(19,599,902)	(14,050,541)	(41,723,560)
Increase (decrease) in net assets resulting from operations	(40,844,649)	(7,439,739)	(26,333,474)	4,583,391	(7,266,716)	20,160,409
Distributions to shareholders
From net investment income
Series I	—	—	(264,890)	(321,890)	(325,704)	(323,042)
Series II	—	(8,605,127)	(1,919,749)	(2,544,854)	(38,146,712)	(34,442,470)
Series III	—	—	(9,205)	—	(26,877)	—
From net realized gain
Series I	—	—	(189,084)	(3,487,355)	(236)	(2,533)
Series II	—	(1,773,577)	(1,399,021)	(32,802,299)	(27,874)	(267,070)
Series III	—	—	(6,482)	—	(19)	—
Total distributions	—	(10,378,704)	(3,788,431)	(39,156,398)	(38,527,422)	(35,035,115)
From Portfolio share transactions (Note 6)	325,458,748	528,439,513	(3,431,293)	(4,834,039)	(2,171,689)	469,109,229
Total increase (decrease)	284,614,099	510,621,070	(33,553,198)	(39,407,046)	(47,965,827)	454,234,523

Net assets
Beginning of period	510,621,070	—	175,240,251	214,647,297	1,005,901,746	551,667,223
End of period	$795,235,169	$510,621,070	$141,687,053	$175,240,251	$957,935,919	$1,005,901,746

Undistributed net investment income (loss)	$1,132,320	—	$144,059	$2,193,772	$5,579,060	$38,498,598

1	Period from 5-1-07 (commencement of operations) to 12-31-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	American Fundamental Holdings		American Global Diversification		American Global Growth
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07[1]	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07[1]	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07[2]
From operations
Net investment income (loss)	$982,196	$853,797	$886,323	$1,646,886	($408,175)	$3,237,071
Net realized gain (loss)	24,056,449	(2)	30,956,184	(3)	18,045,357	925,797
Change in net unrealized appreciation (depreciation)	(39,898,471)	(1,033,648)	(53,595,497)	(1,208,560)	(42,194,456)	204,394
Increase (decrease) in net assets resulting from operations	(14,859,826)	(179,853)	(21,752,990)	438,323	(24,557,274)	4,367,262
Distributions to shareholders
From net investment income
Series I	(39)	(1,649)	(22)	(1,760)	—	—
Series II	(105,083)	(744,966)	(86,424)	(1,557,090)	—	(3,238,217)
Series III	(558)	(1,706)	(22)	(1,816)	—	—
From net realized gain
Series II	—	—	—	—	—	(925,880)
Total distributions	(105,680)	(748,321)	(86,468)	(1,560,666)	—	(4,164,097)
From Portfolio share transactions (Note 6)	376,213,574	59,312,843	440,795,137	109,093,749	39,256,054	227,105,849
Total increase (decrease)	361,248,068	58,384,669	418,955,679	107,971,406	14,698,780	227,309,014

Net assets
Beginning of period	58,384,669	—	107,971,406	—	227,309,014	—
End of period	$419,632,737	$58,384,669	$526,927,085	$107,971,406	$242,007,794	$227,309,014

Undistributed net investment income (loss)	$981,992	$105,476	$886,075	$86,220	($408,175)	—

	American Global Small Capitalization		American Growth		American Growth-Income
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07[2]	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	($320,541)	$949,474	($2,988,017)	$4,972,389	$442,239	$14,704,514
Net realized gain (loss)	8,729,067	391,878	205,156,520	179,753,371	95,441,651	66,327,968
Change in net unrealized appreciation (depreciation)	(19,778,696)	(3,236,542)	(347,388,151)	3,118,019	(259,896,816)	(25,336,347)
Increase (decrease) in net assets resulting from operations	(11,370,170)	(1,895,190)	(145,219,648)	187,843,779	(164,012,926)	55,696,135
Distributions to shareholders
From net investment income
Series I	—	—	(89,392)	(675,620)	—	(601,320)
Series II	(70)	(949,381)	(900,587)	(8,072,922)	—	(34,528,021)
Series III	—	—	(449)	—	—	—
From net realized gain
Series I	—	—	(1,075,250)	(10,216,247)	(468,859)	(1,312,470)
Series II	—	(572,874)	(16,450,037)	(176,347,482)	(21,356,207)	(66,951,436)
Series III	—	—	(4,404)	—	(7,865)	—
Total distributions	(70)	(1,522,255)	(18,520,119)	(195,312,271)	(21,832,931)	(103,393,247)
From Portfolio share transactions (Note 6)	8,071,968	90,322,264	(26,102,704)	263,748,742	(155,218)	260,006,575
Total increase (decrease)	(3,298,272)	86,904,819	(189,842,471)	256,280,250	(186,001,075)	212,309,463

Net assets
Beginning of period	86,904,819	—	1,840,470,841	1,584,190,591	1,469,057,591	1,256,748,128
End of period	$83,606,547	$86,904,819	$1,650,628,370	$1,840,470,841	$1,283,056,516	$1,469,057,591

Undistributed net investment income (loss)	($320,573)	$38	($2,988,781)	$989,664	$442,239	—

1	Period from 10-31-07 (commencement of operations) to 12-31-07.
2	Period from 5-1-07 (commencement of operations) to 12-31-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	American High Income Bond		American International		American New World
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07[1]	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$480,721	$2,753,779	($1,358,013)	$12,181,888	($51,269)	$1,286,660
Net realized gain (loss)	(616,686)	(57,337)	168,648,258	105,640,118	6,212,989	510,295
Change in net unrealized appreciation (depreciation)	(732,662)	(3,395,501)	(318,302,432)	89,352,380	(14,383,950)	3,222,283
Increase (decrease) in net assets resulting from operations	(868,627)	(699,059)	(151,012,187)	207,174,386	(8,222,230)	5,019,238
Distributions to shareholders
From net investment income
Series I	—	—	(640,618)	(1,369,550)	—	—
Series II	—	(2,754,133)	(6,805,992)	(14,368,995)	(64,718)	(1,286,819)
Series III	—	—	(128)	—	(11)	—
From net realized gain
Series I	—	—	(1,711,771)	(8,838,406)	—	—
Series II	—	—	(19,000,170)	(102,004,525)	—	(468,393)
Series III	—	—	(333)	—	—	—
Total distributions	—	(2,754,133)	(28,159,012)	(126,581,476)	(64,729)	(1,755,212)
From Portfolio share transactions (Note 6)	5,828,497	49,488,784	1,698,869	171,402,314	6,051,294	80,016,113
Total increase (decrease)	4,959,870	46,035,592	(177,472,330)	251,995,224	(2,235,665)	83,280,139

Net assets
Beginning of period	46,035,592	—	1,273,333,381	1,021,338,157	83,280,139	—
End of period	$50,995,462	$46,035,592	$1,095,861,051	$1,273,333,381	$81,044,474	$83,280,139

Undistributed net investment income (loss)	$480,721	—	($1,358,927)	$7,445,824	($51,314)	$64,684

	Blue Chip Growth		Capital Appreciation		Capital Appreciation Value
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08[2] (Unaudited)
From operations
Net investment income (loss)	$2,766,969	$12,629,713	$3,228,928	$3,451,405	$10,686
Net realized gain (loss)	46,138,811	110,867,712	(11,952,095)	34,734,955	(9,027)
Change in net unrealized appreciation (depreciation)	(394,001,601)	228,789,406	(95,645,700)	78,399,041	(233,818)
Increase (decrease) in net assets resulting from operations	(345,095,821)	352,286,831	(104,368,867)	116,585,401	(232,159)
Distributions to shareholders
From net investment income
Series I	(826,037)	(4,610,715)	(91,754)	(678,425)	—
Series II	(203,853)	(692,003)	(8,981)	(80,266)	—
Series NAV	(4,600,265)	(17,796,471)	(570,432)	(2,824,427)	—
From net realized gain
Series I	(7,726,669)	—	—	(1,075,851)	—
Series II	(2,442,182)	—	—	(466,073)	—
Series NAV	(40,797,684)	—	—	(2,869,101)	—
Total distributions	(56,596,690)	(23,099,189)	(671,167)	(7,994,143)	—
From Portfolio share transactions (Note 6)	182,877,952	207,545,477	221,412,918	(7,554,963)	8,003,891
Total increase (decrease)	(218,814,559)	536,733,119	116,372,884	101,036,295	7,771,732

Net assets
Beginning of period	3,259,459,366	2,722,726,247	1,104,002,582	1,002,966,287	—
End of period	$3,040,644,807	$3,259,459,366	$1,220,375,466	$1,104,002,582	$7,771,732

Undistributed net investment income (loss)	$2,766,343	$5,629,529	$3,227,943	$670,182	$10,686

1	Period from 5-1-07 (commencement of operations) to 12-31-07.
2	Period from 4-28-08 (commencement of operations) to 6-30-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Classic Value		Core Allocation Plus	Core Equity
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08[1] (Unaudited)	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$456,711	$1,078,904	$149,232	$2,652,318	$582,290
Net realized gain (loss)	(2,309,735)	6,415,870	(438,180)	(70,943,972)	37,384,900
Change in net unrealized appreciation (depreciation)	(9,585,716)	(16,857,323)	(1,442,475)	(124,347,521)	(78,607,492)
Increase (decrease) in net assets resulting from operations	(11,438,740)	(9,362,549)	(1,731,423)	(192,639,175)	(40,640,302)
Distributions to shareholders
From net investment income
Series I	—	(431,376)	—	(873)	—
Series II	—	(354,051)	—	(3,565)	—
Series NAV	—	(296,675)	—	(372,041)	(196,752)
From net realized gain
Series I	(185,018)	(2,986,909)	—	(43,062)	(151,144)
Series II	(266,153)	(2,917,934)	—	(947,318)	(3,592,046)
Series NAV	(174,242)	(1,669,019)	—	(15,244,942)	(40,756,540)
Total distributions	(625,413)	(8,655,964)	—	(16,611,801)	(44,696,482)
From Portfolio share transactions (Note 6)	(7,185,901)	682,381	28,889,228	80,531,314	210,138,422
Total increase (decrease)	(19,250,054)	(17,336,132)	27,157,805	(128,719,662)	124,801,638

Net assets
Beginning of period	60,707,365	78,043,497	—	659,767,811	534,966,173
End of period	$41,457,311	$60,707,365	$27,157,805	$531,048,149	$659,767,811

Undistributed net investment income (loss)	$456,711	—	$149,232	$2,652,196	$376,357

	Disciplined Diversification	Emerging Growth		Emerging Markets Value
Increase (decrease) in net assets	Six months ended 6/30/08[2] (Unaudited)	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07[3]
From operations
Net investment income (loss)	$297,336	$177,310	$100,536	$5,543,287	$4,808,647
Net realized gain (loss)	1,086	(3,152,564)	2,764,813	4,932,489	11,597,161
Change in net unrealized appreciation (depreciation)	(2,903,777)	(1,413,045)	(1,698,847)	(83,182,987)	54,021,697
Increase (decrease) in net assets resulting from operations	(2,605,355)	(4,388,299)	1,166,502	(72,707,211)	70,427,505
Distributions to shareholders
From net investment income
Series I	—	(4,574)	(2,181)	(1,785)	(9,804)
Series II	—	(28,521)	—	—	—
Series NAV	—	(42,643)	(22,625)	(962,641)	(3,354,673)
From net realized gain
Series I	—	(10,417)	(525,391)	(2,075)	(33,287)
Series II	—	(72,408)	(3,050,224)	—	—
Series NAV	—	(94,747)	(4,453,716)	(1,067,105)	(10,974,853)
Total distributions	—	(253,310)	(8,054,137)	(2,033,606)	(14,372,617)
From Portfolio share transactions (Note 6)	62,106,627	(5,416,556)	1,198,311	95,393,525	462,256,729
Total increase (decrease)	59,501,272	(10,058,165)	(5,689,324)	20,652,708	518,311,617

Net assets
Beginning of period	—	25,317,179	31,006,503	518,311,617	—
End of period	$59,501,272	$15,259,014	$25,317,179	$538,964,325	$518,311,617

Undistributed net investment income (loss)	$297,336	$177,302	$75,730	$5,543,059	$964,198

1	Period from 1-1-08 (commencement of operations) to 6-30-08.
2	Period from 4-28-08 (commencement of operations) to 6-30-08.
3	Period from 5-1-07 (commencement of operations) to 12-31-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Emerging Small Company		Equity-Income		Financial Services
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	($97,296)	($1,447,718)	$23,878,034	$43,467,777	$542,301	$1,081,749
Net realized gain (loss)	(10,491,653)	9,744,592	114,016,611	208,669,550	1,644,105	29,892,183
Change in net unrealized appreciation (depreciation)	(18,501,646)	12,387,231	(457,005,674)	(169,563,015)	(30,275,199)	(41,210,761)
Increase (decrease) in net assets resulting from operations	(29,090,595)	20,684,105	(319,111,029)	82,574,312	(28,088,793)	(10,236,829)
Distributions to shareholders
From net investment income
Series I	—	—	(1,380,808)	(22,083,340)	(25,413)	(782,154)
Series II	—	—	(460,261)	(7,674,190)	(3,540)	(461,873)
Series NAV	—	—	(3,228,231)	(42,177,062)	(22,691)	(661,718)
From net realized gain
Series I	(72,129)	(46,764,200)	(14,193,408)	(85,737,056)	(2,500,437)	(8,044,768)
Series II	(17,902)	(11,536,345)	(5,674,350)	(33,922,959)	(2,027,759)	(6,652,674)
Series NAV	(910)	(265,139)	(31,852,586)	(160,728,494)	(1,848,022)	(6,650,514)
Total distributions	(90,941)	(58,565,684)	(56,789,644)	(352,323,101)	(6,427,862)	(23,253,701)
From Portfolio share transactions (Note 6)	(20,519,685)	(4,121,827)	(10,202,133)	234,162,046	8,363,925	(26,124,691)
Total increase (decrease)	(49,701,221)	(42,003,406)	(386,102,806)	(35,586,743)	(26,152,730)	(59,615,221)

Net assets
Beginning of period	224,323,116	266,326,522	2,403,623,517	2,439,210,260	137,491,878	197,107,099
End of period	$174,621,895	$224,323,116	$2,017,520,711	$2,403,623,517	$111,339,148	$137,491,878

Undistributed net investment income (loss)	($97,296)	—	$23,910,973	$5,102,239	$542,262	$51,605

	Franklin Templeton Founding Allocation		Fundamental Value		Global
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07[1]	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$2,231,225	$6,016,208	$7,271,259	$14,693,408	$11,359,191	$6,948,282
Net realized gain (loss)	(3,596,665)	20,343,442	10,996	34,347,876	(8,867,415)	56,206,005
Change in net unrealized appreciation (depreciation)	(151,286,765)	(56,390,267)	(192,729,614)	862,891	(114,498,754)	(68,249,915)
Increase (decrease) in net assets resulting from operations	(152,652,205)	(30,030,617)	(185,447,359)	49,904,175	(112,006,978)	(5,095,628)
Distributions to shareholders
From net investment income
Series I	—	—	(172,292)	(3,070,221)	(316,303)	(7,736,430)
Series II	—	(6,019,506)	(308,648)	(5,608,386)	(45,397)	(930,039)
Series NAV	—	—	(1,135,102)	(12,785,338)	(572,034)	(3,074,780)
From net realized gain
Series I	(22,488)	—	(1,664,822)	(7,961,943)	—	(17,117,672)
Series II	(20,899,798)	—	(4,414,567)	(17,635,966)	—	(3,669,449)
Series NAV	—	—	(10,148,139)	(29,301,206)	—	(21,182,901)
Total distributions	(20,922,286)	(6,019,506)	(17,843,570)	(76,363,060)	(933,734)	(53,711,271)
From Portfolio share transactions (Note 6)	394,264,388	1,174,552,342	574,396,048	231,453,391	102,055,444	409,505,800
Total increase (decrease)	220,689,897	1,138,502,219	371,105,119	204,994,506	(10,885,268)	350,698,901

Net assets
Beginning of period	1,138,502,219	—	1,411,283,169	1,206,288,663	751,874,482	401,175,581
End of period	$1,359,192,116	$1,138,502,219	$1,782,388,288	$1,411,283,169	$740,989,214	$751,874,482

Undistributed net investment income (loss)	$2,231,225	—	$7,271,032	$1,615,815	$11,359,030	$933,573

1	Period from 5-1-07 (commencement of operations) to 12-31-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Global Allocation		Global Real Estate		Growth Equity
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08[1] (Unaudited)
From operations
Net investment income (loss)	$2,946,187	$5,486,048	$7,037,993	$6,881,036	$81,527
Net realized gain (loss)	5,634,711	26,647,005	(41,292,174)	19,030,757	(731,293)
Change in net unrealized appreciation (depreciation)	(32,402,247)	(16,572,556)	(79,697,846)	(79,071,289)	(27,443,518)
Increase (decrease) in net assets resulting from operations	(23,821,349)	15,560,497	(113,952,027)	(53,159,496)	(28,093,284)
Distributions to shareholders
From net investment income
Series I	—	(5,864,664)	—	—	—
Series II	—	(14,185,705)	—	—	—
Series NAV	—	(784,821)	—	(24,566,477)	—
From net realized gain
Series I	(144,340)	(9,363,359)	—	—	—
Series II	(400,186)	(23,668,472)	—	—	—
Series NAV	(26,885)	(1,063,396)	—	(31,157,635)	—
From capital paid-in
Series NAV	—	—	—	(3,921,992)	—
Total distributions	(571,411)	(54,930,417)	—	(59,646,104)	—
From Portfolio share transactions (Note 6)	(20,361,450)	74,936,180	240,889,049	211,180,693	511,284,909
Total increase (decrease)	(44,754,210)	35,566,260	126,937,022	98,375,093	483,191,625

Net assets
Beginning of period	329,895,055	294,328,795	529,645,190	431,270,097	—
End of period	$285,140,845	$329,895,055	$656,582,212	$529,645,190	$483,191,625

Undistributed net investment income (loss)	$3,491,806	$545,619	$5,252,158	($1,785,835)	$81,527

	Health Sciences		Income & Value		International Core
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	($586,725)	($1,442,930)	$4,908,102	$10,909,112	$23,903,718	$31,477,345
Net realized gain (loss)	6,598,572	32,052,320	1,477,808	51,187,915	71,819,724	146,071,905
Change in net unrealized appreciation (depreciation)	(30,319,018)	9,479,487	(52,644,784)	(53,775,248)	(231,842,244)	(14,112,117)
Increase (decrease) in net assets resulting from operations	(24,307,171)	40,088,877	(46,258,874)	8,321,779	(136,118,802)	163,437,133
Distributions to shareholders
From net investment income
Series I	—	—	(1,558,302)	(17,694,579)	(709,335)	(3,030,695)
Series II	—	—	(311,268)	(3,506,768)	(269,494)	(990,623)
Series NAV	—	—	(7,695)	(79,848)	(9,124,011)	(31,679,005)
From net realized gain
Series I	(2,842,701)	(26,771,572)	(7,002,299)	(29,573,465)	(1,388,236)	(17,721,634)
Series II	(1,595,215)	(16,047,499)	(1,534,295)	(6,503,516)	(562,654)	(6,887,211)
Series NAV	(678,662)	(6,172,188)	(33,830)	(157,378)	(17,581,885)	(182,140,624)
Total distributions	(5,116,578)	(48,991,259)	(10,447,689)	(57,515,554)	(29,635,615)	(242,449,792)
From Portfolio share transactions (Note 6)	(12,490,632)	22,772,546	(34,117,072)	(48,448,058)	(338,463,904)	400,931,632
Total increase (decrease)	(41,914,381)	13,870,164	(90,823,635)	(97,641,833)	(504,218,321)	321,918,973

Net assets
Beginning of period	258,618,084	244,747,920	488,998,310	586,640,143	1,669,010,305	1,347,091,332
End of period	$216,703,703	$258,618,084	$398,174,675	$488,998,310	$1,164,791,984	$1,669,010,305

Undistributed net investment income (loss)	($761,673)	($174,948)	$4,911,610	$1,880,773	$23,410,886	$9,610,008

1	Period from 4-28-08 (commencement of operations) to 6-30-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	International Opportunities		International Small Cap		International Small Company
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$8,932,525	$11,900,703	$7,482,381	$7,398,315	$3,422,562	$2,475,954
Net realized gain (loss)	(12,006,467)	138,582,255	45,527,835	96,494,088	3,095,443	25,801,828
Change in net unrealized appreciation (depreciation)	(127,359,554)	11,194,374	(118,316,099)	(31,595,558)	(41,360,297)	(11,434,993)
Increase (decrease) in net assets resulting from operations	(130,433,496)	161,677,332	(65,305,883)	72,296,845	(34,842,292)	16,842,789
Distributions to shareholders
From net investment income
Series I	(18,179)	(118,749)	(351,912)	(4,575,735)	—	—
Series II	(103,849)	(927,107)	(138,844)	(1,837,621)	—	—
Series NAV	(1,700,376)	(12,870,035)	(1,141,084)	(12,829,910)	—	(3,590,517)
From net realized gain
Series I	(356,076)	(1,405,496)	(1,508,725)	(46,162,898)	—	—
Series II	(2,568,320)	(13,993,534)	(694,669)	(20,617,843)	—	—
Series NAV	(31,656,868)	(146,516,811)	(4,723,318)	(125,629,122)	—	(24,217,191)
Total distributions	(36,403,668)	(175,831,732)	(8,558,552)	(211,653,129)	—	(27,807,708)
From Portfolio share transactions (Note 6)	117,442,969	262,213,299	(129,703,144)	129,042,810	187,658,963	3,467,683
Total increase (decrease)	(49,394,195)	248,058,899	(203,567,579)	(10,313,474)	152,816,671	(7,497,236)

Net assets
Beginning of period	963,824,956	715,766,057	618,038,491	628,351,965	227,011,562	234,508,798
End of period	$914,430,761	$963,824,956	$414,470,912	$618,038,491	$379,828,233	$227,011,562

Undistributed net investment income (loss)	$8,942,684	$1,832,563	$7,482,109	$1,631,568	$3,280,944	($141,618)

	International Value		Large Cap		Large Cap Value
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$34,990,319	$39,430,559	$3,804,776	$5,873,171	$3,222,415	$5,341,678
Net realized gain (loss)	35,795,187	147,154,642	(1,569,662)	38,021,374	(16,827,474)	16,955,884
Change in net unrealized appreciation (depreciation)	(305,622,212)	(28,382,217)	(80,903,784)	(65,463,928)	(66,790,570)	1,553,051
Increase (decrease) in net assets resulting from operations	(234,836,706)	158,202,984	(78,668,670)	(21,569,383)	(80,395,629)	23,850,613
Distributions to shareholders
From net investment income
Series I	(506,092)	(17,999,604)	—	(1,732,854)	(169,735)	(813,801)
Series II	(261,400)	(10,160,095)	—	(91,281)	(88,088)	(354,442)
Series NAV	(1,798,284)	(46,384,213)	—	(3,998,180)	(1,331,826)	(5,192,606)
From net realized gain
Series I	(9,095,938)	(66,955,510)	—	(13,749,116)	—	(5,123,410)
Series II	(6,240,589)	(40,068,248)	—	(992,407)	—	(3,393,981)
Series NAV	(30,448,163)	(164,764,326)	—	(25,797,321)	—	(29,048,082)
Total distributions	(48,350,466)	(346,331,996)	—	(46,361,159)	(1,589,649)	(43,926,322)
From Portfolio share transactions (Note 6)	(738,820)	311,827,040	(12,901,198)	541,434,303	158,320,229	111,848,313
Total increase (decrease)	(283,925,992)	123,698,028	(91,569,868)	473,503,761	76,334,951	91,772,604

Net assets
Beginning of period	1,749,606,710	1,625,908,682	684,716,731	211,212,970	628,602,934	536,830,330
End of period	$1,465,680,718	$1,749,606,710	$593,146,863	$684,716,731	$704,937,885	$628,602,934

Undistributed net investment income (loss)	$34,990,063	$2,565,520	$3,804,776	—	$3,222,186	$1,589,420

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Managed		Mid Cap Intersection		Mid Cap Stock
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07[1]	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$16,710,466	$43,262,537	$189,960	$68,827	($458,369)	($2,260,382)
Net realized gain (loss)	(22,519,695)	55,175,181	(23,407,347)	(14,016,313)	(9,726,656)	198,453,157
Change in net unrealized appreciation (depreciation)	(100,311,842)	(66,756,762)	10,857,209	(7,827,312)	(120,737,870)	45,838,844
Increase (decrease) in net assets resulting from operations	(106,121,071)	31,680,956	(12,360,178)	(21,774,798)	(130,922,895)	242,031,619
Distributions to shareholders
From net investment income
Series I	—	—	(3)	—	—	—
Series NAV	(7,154,798)	(80,783,544)	(31,271)	(37,669)	—	(44,425)
From net realized gain
Series I	—	—	—	—	(7,877,634)	(90,958,481)
Series II	—	—	—	—	(4,688,037)	(50,693,131)
Series NAV	(7,481,602)	(28,900,049)	—	—	(16,280,182)	(152,244,465)
Total distributions	(14,636,400)	(109,683,593)	(31,274)	(37,669)	(28,845,853)	(293,940,502)
From Portfolio share transactions (Note 6)	(89,697,745)	(140,486,578)	(72,307,874)	328,466,713	2,015,467	298,725,595
Total increase (decrease)	(210,455,216)	(218,489,215)	(84,699,326)	306,654,246	(157,753,281)	246,816,712

Net assets
Beginning of period	1,404,856,214	1,623,345,429	306,654,246	—	1,263,670,299	1,016,853,587
End of period	$1,194,400,998	$1,404,856,214	$221,954,920	$306,654,246	$1,105,917,018	$1,263,670,299

Undistributed net investment income (loss)	$16,534,595	$6,978,927	$189,844	$31,158	($458,369)	—

	Mid Cap Value		Mid Cap Value Equity		Mid Value
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$2,432,419	$2,993,352	$436,097	$1,354,033	$921,866	$3,738,320
Net realized gain (loss)	12,316,746	89,646,943	2,834,992	6,557,112	(3,012,321)	22,383,583
Change in net unrealized appreciation (depreciation)	(77,858,479)	(94,847,138)	(15,611,186)	4,326,198	(11,863,598)	(25,068,177)
Increase (decrease) in net assets resulting from operations	(63,109,314)	(2,206,843)	(12,340,097)	12,237,343	(13,954,053)	1,053,726
Distributions to shareholders
From net investment income
Series I	(348,514)	(2,524,463)	—	—	(41,314)	(228,396)
Series II	(256,008)	(1,470,385)	—	—	(44,038)	(306,417)
Series NAV	(307,587)	(978,008)	(262,679)	(1,718,737)	(520,321)	(3,814,408)
From net realized gain
Series I	(6,097,223)	(63,196,899)	—	—	(224,179)	(2,071,854)
Series II	(5,484,251)	(54,195,053)	—	—	(267,487)	(3,642,080)
Series NAV	(5,146,305)	(26,135,802)	(2,565,483)	(3,835,295)	(2,749,549)	(35,916,874)
Total distributions	(17,639,888)	(148,500,610)	(2,828,162)	(5,554,032)	(3,846,888)	(45,980,029)
From Portfolio share transactions (Note 6)	(84,379,195)	163,000,199	(62,376,178)	27,179,516	(24,980,961)	40,958,807
Total increase (decrease)	(165,128,397)	12,292,746	(77,544,437)	33,862,827	(42,781,902)	(3,967,496)

Net assets
Beginning of period	517,637,284	505,344,538	146,351,695	112,488,868	185,384,769	189,352,265
End of period	$352,508,887	$517,637,284	$68,807,258	$146,351,695	$142,602,867	$185,384,769

Undistributed net investment income (loss)	$2,432,223	$911,913	$436,022	$262,604	$921,733	$605,540

1	Period from 5-1-07 (commencement of operations) to 12-31-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Mutual Shares		Natural Resources		Optimized All Cap
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07[1]	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$4,199,850	$2,143,203	$1,484,699	$5,266,370	$7,130,170	$4,719,825
Net realized gain (loss)	(7,494,088)	(2,074,250)	140,820,646	354,285,587	14,822,167	25,689,270
Change in net unrealized appreciation (depreciation)	(66,918,780)	(10,495,917)	(33,994,388)	34,772,867	(202,681,087)	(21,997,923)
Increase (decrease) in net assets resulting from operations	(70,213,018)	(10,426,964)	108,310,957	394,324,824	(180,728,750)	8,411,172
Distributions to shareholders
From net investment income
Series I	—	—	(39,505)	(310,314)	(75,504)	(3,288,921)
Series II	—	—	(206,494)	(2,185,731)	(36,148)	(1,311,031)
Series NAV	—	—	(664,709)	(10,924,688)	(231)	(10,096)
From net realized gain
Series I	—	—	(1,000,711)	(11,788,092)	—	(38,863,907)
Series II	—	—	(8,486,096)	(106,927,548)	—	(13,820,874)
Series NAV	—	—	(15,363,338)	(306,667,096)	—	(98,848)
Total distributions	—	—	(25,760,853)	(438,803,469)	(111,883)	(57,393,677)
From Portfolio share transactions (Note 6)	146,947,685	389,873,653	(263,434,711)	107,142,061	1,650,273,085	144,991,853
Total increase (decrease)	76,734,667	379,446,689	(180,884,607)	62,663,416	1,469,432,452	96,009,348

Net assets
Beginning of period	379,446,689	—	1,144,475,515	1,081,812,099	403,749,823	307,740,475
End of period	$456,181,356	$379,446,689	$963,590,908	$1,144,475,515	$1,873,182,275	$403,749,823

Undistributed net investment income (loss)	$5,404,145	$1,204,295	$1,483,849	$909,858	$7,128,944	$110,657

	Optimized Value		Overseas Equity		Pacific Rim
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$6,730,729	$12,176,874	$8,780,440	$6,970,149	$1,342,049	$1,525,918
Net realized gain (loss)	(87,934,880)	(15,692,726)	5,584,710	85,883,395	(462,471)	33,958,905
Change in net unrealized appreciation (depreciation)	(35,287,883)	(49,789,843)	(69,617,439)	(26,867,957)	(16,797,585)	(20,493,771)
Increase (decrease) in net assets resulting from operations	(116,492,034)	(53,305,695)	(55,252,289)	65,985,587	(15,918,007)	14,991,052
Distributions to shareholders
From net investment income
Series I	(751)	(22,323)	—	(113,815)	(57,415)	(2,192,034)
Series II	(28,414)	(329,523)	—	(148,710)	(5,166)	(680,209)
Series NAV	(1,322,387)	(15,665,668)	—	(13,138,542)	(6,556)	(172,705)
From net realized gain
Series I	—	(104,892)	(292,362)	(614,876)	(2,185,152)	(30,391,885)
Series II	—	(1,337,713)	(349,065)	(890,260)	(814,139)	(11,677,215)
Series NAV	—	(64,355,876)	(28,318,349)	(66,235,139)	(209,742)	(2,309,774)
Total distributions	(1,351,552)	(81,815,995)	(28,959,776)	(81,141,342)	(3,278,170)	(47,423,822)
From Portfolio share transactions (Note 6)	51,600,373	446,502,451	27,531,650	85,291,057	(8,862,828)	24,094,046
Total increase (decrease)	(66,243,213)	311,380,761	(56,680,415)	70,135,302	(28,059,005)	(8,338,724)

Net assets
Beginning of period	830,353,649	518,972,888	592,369,794	522,234,492	166,652,992	174,991,716
End of period	$764,110,436	$830,353,649	$535,689,379	$592,369,794	$138,593,987	$166,652,992

Undistributed net investment income (loss)	$6,730,423	$1,351,246	$8,603,209	($177,231)	$1,275,557	$2,645

1	Period from 5-1-07 (commencement of operations) to 12-31-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Real Estate Equity		Real Estate Securities		Science & Technology
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$4,388,741	$4,285,299	$9,597,496	$13,924,811	($489,196)	($1,758,274)
Net realized gain (loss)	(7,081,417)	24,021,541	(23,431,094)	145,205,213	576,689	64,420,307
Change in net unrealized appreciation (depreciation)	(12,808,959)	(79,731,777)	(5,254,002)	(280,724,249)	(46,421,595)	6,447,731
Increase (decrease) in net assets resulting from operations	(15,501,635)	(51,424,937)	(19,087,600)	(121,594,225)	(46,334,102)	69,109,764
Distributions to shareholders
From net investment income
Series I	—	—	(2,232,472)	(6,820,126)	—	—
Series II	—	—	(1,399,732)	(3,469,272)	—	—
Series NAV	(2,019,620)	(4,461,138)	(3,779,799)	(10,549,393)	—	—
From net realized gain
Series I	—	—	(2,255,580)	(128,408,756)	—	—
Series II	—	—	(1,462,316)	(76,318,828)	—	—
Series NAV	—	(37,626,612)	(3,787,606)	(192,827,562)	—	—
Total distributions	(2,019,620)	(42,087,750)	(14,917,505)	(418,393,937)	—	—
From Portfolio share transactions (Note 6)	35,648,713	28,865,867	(44,757,903)	232,787,127	(39,998,304)	(65,887,494)
Total increase (decrease)	18,127,458	(64,646,820)	(78,763,008)	(307,201,035)	(86,332,406)	3,222,270

Net assets
Beginning of period	247,819,844	312,466,664	611,822,564	919,023,599	411,995,173	408,772,903
End of period	$265,947,302	$247,819,844	$533,059,556	$611,822,564	$325,662,767	$411,995,173

Undistributed net investment income (loss)	$4,388,639	$2,019,518	$9,597,273	$7,411,780	($489,196)	—

	Small Cap		Small Cap Growth		Small Cap Intrinsic Value
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07[1]
From operations
Net investment income (loss)	$77,570	$22,532	($223,883)	($586,896)	$201,836	$440,283
Net realized gain (loss)	(10,067,638)	28,305,333	(1,089,145)	31,510,184	(3,755,071)	4,605,467
Change in net unrealized appreciation (depreciation)	(11,610,720)	(23,468,932)	(37,766,286)	8,189,442	(15,035,897)	(14,373,307)
Increase (decrease) in net assets resulting from operations	(21,600,788)	4,858,933	(39,079,314)	39,112,730	(18,589,132)	(9,327,557)
Distributions to shareholders
From net investment income
Series I	(66)	—	—	—	(28)	—
Series NAV	(22,601)	—	—	—	(323,604)	(234,724)
From net realized gain
Series I	(11,128)	(88,630)	(296,246)	(5,804,623)	(158)	—
Series II	(14,326)	(218,539)	(399,717)	(8,362,140)	—	—
Series NAV	(1,653,864)	(29,751,446)	(2,365,461)	(53,954,796)	(1,841,694)	(2,647,891)
Total distributions	(1,701,985)	(30,058,615)	(3,061,424)	(68,121,559)	(2,165,484)	(2,882,615)
From Portfolio share transactions (Note 6)	(53,843,528)	(52,102,631)	(8,537,502)	46,639,248	(55,826,614)	166,001,870
Total increase (decrease)	(77,146,301)	(77,302,313)	(50,678,240)	17,630,419	(76,581,230)	153,791,698

Net assets
Beginning of period	155,729,081	233,031,394	313,151,902	295,521,483	153,791,698	—
End of period	$78,582,780	$155,729,081	$262,473,662	$313,151,902	$77,210,468	$153,791,698

Undistributed net investment income (loss)	$77,435	$22,532	($223,883)	—	$201,726	$323,522

1	Period from 5-1-07 (commencement of operations) to 12-31-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Small Cap Opportunities		Small Cap Value		Small Company
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$2,353,902	$5,440,385	$2,215,892	$3,616,712	($48,428)	($222,865)
Net realized gain (loss)	(18,036,774)	23,708,128	12,671,935	38,421,981	(3,063,252)	6,219,617
Change in net unrealized appreciation (depreciation)	(32,173,919)	(59,511,090)	(37,380,756)	(55,343,617)	425,639	(6,826,422)
Increase (decrease) in net assets resulting from operations	(47,856,791)	(30,362,577)	(22,492,929)	(13,304,924)	(2,686,041)	(829,670)
Distributions to shareholders
From net investment income
Series I	(555,799)	(1,718,346)	(397,070)	(924,591)	—	—
Series II	(395,230)	(1,016,641)	(203,206)	(419,659)	—	—
Series NAV	(1,532,550)	(5,381,923)	(784,115)	(2,721,979)	—	—
From net realized gain
Series I	(1,682,699)	(5,274,724)	(343,437)	(18,398,310)	(3,684)	(614,358)
Series II	(1,249,611)	(3,875,447)	(197,059)	(14,236,468)	(4,573)	(878,899)
Series NAV	(4,591,061)	(16,622,239)	(661,076)	(50,493,430)	(40,263)	(6,831,879)
Total distributions	(10,006,950)	(33,889,320)	(2,585,963)	(87,194,437)	(48,520)	(8,325,136)
From Portfolio share transactions (Note 6)	(92,055,004)	(22,471,539)	(23,436,024)	102,089,409	(2,775,015)	(11,870,597)
Total increase (decrease)	(149,918,745)	(86,723,436)	(48,514,916)	1,590,048	(5,509,576)	(21,025,403)

Net assets
Beginning of period	370,423,563	457,146,999	422,383,516	420,793,468	43,553,294	64,578,697
End of period	$220,504,818	$370,423,563	$373,868,600	$422,383,516	$38,043,718	$43,553,294

Undistributed net investment income (loss)	$2,353,841	$2,483,518	$2,215,789	$1,384,288	($48,428)	—

	Small Company Growth		Small Company Value		U.S. Core
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	($511,784)	($1,138,334)	$1,996,883	$1,553,368	$3,558,152	$10,608,105
Net realized gain (loss)	(2,026,969)	13,975,824	27,336,361	67,443,824	(21,000,252)	62,258,225
Change in net unrealized appreciation (depreciation)	(24,049,610)	(2,328,638)	(38,538,294)	(74,477,429)	(71,948,056)	(57,100,333)
Increase (decrease) in net assets resulting from operations	(26,588,363)	10,508,852	(9,205,050)	(5,480,237)	(89,390,156)	15,765,997
Distributions to shareholders
From net investment income
Series I	—	—	(487,553)	(375,636)	(2,014,160)	(17,971,270)
Series II	—	—	(306,111)	—	(179,371)	(1,488,886)
Series NAV	—	—	(757,522)	(507,124)	(7,098)	(51,562)
From net realized gain
Series I	—	—	(3,006,726)	(37,333,238)	(5,722,440)	(70,047,097)
Series II	—	—	(2,179,430)	(26,369,960)	(576,797)	(6,955,829)
Series NAV	(4,080,626)	(11,110,267)	(4,520,831)	(44,861,182)	(19,595)	(221,981)
Total distributions	(4,080,626)	(11,110,267)	(11,258,173)	(109,447,140)	(8,519,461)	(96,736,625)
From Portfolio share transactions (Note 6)	(44,321,604)	162,013,073	55,237,852	50,380,055	(76,903,821)	(154,715,021)
Total increase (decrease)	(74,990,593)	161,411,658	34,774,629	(64,547,322)	(174,813,438)	(235,685,649)

Net assets
Beginning of period	267,561,346	106,149,688	638,943,862	703,491,184	782,487,365	1,018,173,014
End of period	$192,570,753	$267,561,346	$673,718,491	$638,943,862	$607,673,927	$782,487,365

Undistributed net investment income (loss)	($511,784)	—	$1,996,830	$1,551,133	$3,558,092	$2,200,569

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	U.S. Large Cap		U.S. Multi Sector		Utilities
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$4,469,525	$7,698,162	$8,950,484	$19,361,506	$2,787,252	$5,084,323
Net realized gain (loss)	(12,627,389)	75,548,142	(44,863,204)	41,229,606	10,496,678	46,684,889
Change in net unrealized appreciation (depreciation)	(122,343,532)	(85,018,407)	(140,669,256)	(27,486,203)	(21,415,209)	5,927,227
Increase (decrease) in net assets resulting from operations	(130,501,396)	(1,772,103)	(176,581,976)	33,104,909	(8,131,279)	57,696,439
Distributions to shareholders
From net investment income
Series I	(654,018)	(4,387,108)	—	—	(681,146)	(3,321,746)
Series II	(142,600)	(774,390)	—	—	(241,036)	(1,165,288)
Series NAV	(1,145,015)	(5,889,697)	(4,990,554)	(26,247,221)	(63,174)	(325,912)
From net realized gain
Series I	—	—	—	—	(5,726,639)	(40,405,009)
Series II	—	—	—	—	(2,247,433)	(16,795,275)
Series NAV	—	—	—	(84,789,019)	(518,408)	(4,202,858)
Total distributions	(1,941,633)	(11,051,195)	(4,990,554)	(111,036,240)	(9,477,836)	(66,216,088)
From Portfolio share transactions (Note 6)	(3,575,803)	7,508,483	(585,971,480)	372,364,351	1,008,725	89,160,687
Total increase (decrease)	(136,018,832)	(5,314,815)	(767,544,010)	294,433,020	(16,600,390)	80,641,038

Net assets
Beginning of period	953,565,821	958,880,636	1,702,072,324	1,407,639,304	287,504,664	206,863,626
End of period	$817,546,989	$953,565,821	$934,528,314	$1,702,072,324	$270,904,274	$287,504,664

Undistributed net investment income (loss)	$4,469,254	$1,941,362	$8,949,579	$4,989,649	$2,709,800	$907,904

	Value		Value & Restructuring		Vista
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$1,203,763	$2,793,591	$2,572,944	$5,484,558	($310,303)	($681,707)
Net realized gain (loss)	(5,386,730)	74,409,969	(14,391,858)	4,040,162	13,346,767	21,330,372
Change in net unrealized appreciation (depreciation)	(40,568,999)	(48,676,967)	11,742,941	29,275,063	(28,785,272)	24,868,871
Increase (decrease) in net assets resulting from operations	(44,751,966)	28,526,593	(75,973)	38,799,783	(15,748,808)	45,517,536
Distributions to shareholders
From net investment income
Series I	(541,330)	(3,981,605)	—	—	—	—
Series II	(89,007)	(603,315)	—	—	—	—
Series NAV	(28,746)	(122,720)	(456,638)	(8,032,741)	—	—
From net realized gain
Series I	(6,382,985)	(84,862,103)	—	—	—	—
Series II	(1,293,001)	(17,261,938)	—	—	—	—
Series NAV	(323,731)	(2,748,035)	—	(7,242,664)	(3,565,846)	(15,292,216)
Total distributions	(8,658,800)	(109,579,716)	(456,638)	(15,275,405)	(3,565,846)	(15,292,216)
From Portfolio share transactions (Note 6)	(21,167,390)	67,288,552	124,393,403	83,290,046	(54,370,406)	8,392,215
Total increase (decrease)	(74,578,156)	(13,764,571)	123,860,792	106,814,424	(73,685,060)	38,617,535

Net assets
Beginning of period	339,520,163	353,284,734	444,195,132	337,380,708	158,309,248	119,691,713
End of period	$264,942,007	$339,520,163	$568,055,924	$444,195,132	$84,624,188	$158,309,248

Undistributed net investment income (loss)	$1,203,600	$658,920	$2,573,859	$457,553	($254,529)	$55,774

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Net assets, end of period (in millions)		Portfolio turnover (%)
All Cap Core
SERIES I
06-30-2008[1]	19.83	0.10	[2]	(1.87)	(1.77)	(0.04)	—	—	(0.04)	18.02	(8.94)[3,4,5]		0.85	[6,7]	0.85	[6]	1.06 [6]	138		120	[3]
12-31-2007	19.60	0.23	[2]	0.29	0.52	(0.29)	—	—	(0.29)	19.83	2.66	[4,5,8]	0.86	[7]	0.86		1.12	172		257
12-31-2006	17.20	0.20	[2]	2.33	2.53	(0.13)	—	—	(0.13)	19.60	14.75	[4,5]	0.88	[7]	0.88		1.08	213		240
12-31-2005	15.89	0.11	[2]	1.32	1.43	(0.12)	—	—	(0.12)	17.20	9.08	[4]	0.92		0.92		0.70	228		317
12-31-2004	13.72	0.11	[2]	2.12	2.23	(0.06)	—	—	(0.06)	15.89	16.33	[4]	0.92		0.92		0.75	257		257
12-31-2003	10.43	0.06	[2]	3.23	3.29	—	—	—	—	13.72	31.54		0.93		0.93		0.49	264		183
SERIES II
06-30-2008[1]	19.77	0.08	[2]	(1.86)	(1.78)	(0.03)	—	—	(0.03)	17.96	(9.00)[3,4,5]		1.05	[6,7]	1.05	[6]	0.86 [6]	14		120	[3]
12-31-2007	19.52	0.19	[2]	0.28	0.47	(0.22)	—	—	(0.22)	19.77	2.41	[4,5,8]	1.06	[7]	1.06		0.92	19		257
12-31-2006	17.13	0.16	[2]	2.32	2.48	(0.09)	—	—	(0.09)	19.52	14.54	[4,5]	1.08	[7]	1.08		0.87	11		240
12-31-2005	15.83	0.08	[2]	1.32	1.40	(0.10)	—	—	(0.10)	17.13	8.89	[4]	1.12		1.12		0.50	11		317
12-31-2004	13.69	0.08	[2]	2.11	2.19	(0.05)	—	—	(0.05)	15.83	16.06	[4]	1.12		1.12		0.56	13		257
12-31-2003	10.43	0.03	[2]	3.23	3.26	—	—	—	—	13.69	31.26		1.13		1.13		0.29	10		183
SERIES NAV
06-30-2008[1]	19.84	0.10	[2]	(1.87)	(1.77)	(0.04)	—	—	(0.04)	18.03	(8.93)[3,4,5]		0.81	[6,7]	0.80	[6]	1.11 [6]	821		120	[3]
12-31-2007	19.62	0.24	[2]	0.29	0.53	(0.31)	—	—	(0.31)	19.84	2.70	[4,5,8]	0.81	[7]	0.81		1.17	763		257
12-31-2006	17.22	0.24	[2]	2.29	2.53	(0.13)	—	—	(0.13)	19.62	14.77	[4,5]	0.83	[7]	0.83		1.32	385		240
12-31-2005[9]	15.22	0.10	[2]	1.90	2.00	—	—	—	—	17.22	13.14	[3]	0.88	[6]	0.88	[6]	0.83 [6]	—	[10]	317
All Cap Growth
SERIES I
06-30-2008[1]	19.97	—	[2,11]	(2.23)	(2.23)	—	—	—	—	17.74	(11.17)[3,5]		0.98	[6,7]	0.98	[6]	— [6]	162		69	[3]
12-31-2007	17.83	—	[2,11]	2.15	2.15	(0.01)	—	—	(0.01)	19.97	12.06	[4,5,8]	0.95	[7]	0.95		— [56]	209		74
12-31-2006	16.73	—	[2,11]	1.10	1.10	—	—	—	—	17.83	6.58	[5]	0.95	[7]	0.95		0.03	246		117
12-31-2005	15.35	—	[2,11]	1.38	1.38	—	—	—	—	16.73	8.99		1.00		1.00		(0.02)	288		99
12-31-2004	14.41	—	[2,11]	0.94	0.94	—	—	—	—	15.35	6.52		1.00		1.00		(0.01)	475		77
12-31-2003	11.15	(0.05)[2]		3.31	3.26	—	—	—	—	14.41	29.24		1.01		1.01		(0.38)	520		58
SERIES II
06-30-2008[1]	19.76	(0.02)[2]		(2.20)	(2.22)	—	—	—	—	17.54	(11.23)[3,5]		1.18	[6,7]	1.18	[6]	(0.20)[6]	21		69	[3]
12-31-2007	17.67	(0.04)[2]		2.13	2.09	—	—	—	—	19.76	11.83	[5,8]	1.15	[7]	1.15		(0.21)	28		74
12-31-2006	16.62	(0.03)[2]		1.08	1.05	—	—	—	—	17.67	6.32	[5]	1.15	[7]	1.15		(0.17)	30		117
12-31-2005	15.28	(0.04)[2]		1.38	1.34	—	—	—	—	16.62	8.77		1.20		1.20		(0.24)	34		99
12-31-2004	14.37	(0.02)[2]		0.93	0.91	—	—	—	—	15.28	6.33		1.20		1.20		(0.11)	150		77
12-31-2003	11.14	(0.07)[2]		3.30	3.23	—	—	—	—	14.37	28.99		1.21		1.21		(0.58)	87		58
SERIES NAV
06-30-2008[1]	19.99	—	[2,11]	(2.23)	(2.23)	—	—	—	—	17.76	(11.16)[3,5]		0.93	[6,7]	0.93	[6]	0.05 [6]	136		69	[3]
12-31-2007	17.86	0.01	[2]	2.15	2.16	(0.03)	—	—	(0.03)	19.99	12.08	[4,5,8]	0.90	[7]	0.90		0.04	143		74
12-31-2006	16.75	0.01	[2]	1.10	1.11	—	—	—	—	17.86	6.63	[5]	0.90	[7]	0.90		0.08	121		117
12-31-2005[13]	15.20	—	[2,11]	1.55	1.55	—	—	—	—	16.75	10.20	[3]	0.91	[6]	0.91	[6]	0.04 [6]	69		99

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
All Cap Value
SERIES I
06-30-2008[1]	8.16	0.02	[2]	(0.57)	(0.55)	(0.01)	(0.18)	—	(0.19)	7.42	(6.77)[3,4,5]		0.97	[6,7]	0.97	[6]	0.64	[6]	52		31	[3]
12-31-2007	13.03	0.09	[2]	0.92	1.01	(0.24)	(5.64)	—	(5.88)	8.16	8.33	[4,5,8]	0.95	[7]	0.95		0.68		63		63
12-31-2006	14.70	0.11	[2]	1.68	1.79	(0.15)	(3.31)	—	(3.46)	13.03	13.71	[4,5]	0.92	[7]	0.92		0.86		68		57
12-31-2005	14.54	0.11	[2]	0.67	0.78	(0.08)	(0.54)	—	(0.62)	14.70	5.71	[4]	0.94		0.94		0.78		70		78
12-31-2004	12.58	0.12	[2]	1.88	2.00	(0.04)	—	—	(0.04)	14.54	15.96	[4]	0.95		0.95		0.94		204		43
12-31-2003	9.10	0.07	[2]	3.42	3.49	(0.01)	—	—	(0.01)	12.58	38.36	[4]	0.98		0.98		0.64		184		52
SERIES II
06-30-2008[1]	8.14	0.02	[2]	(0.57)	(0.55)	(0.01)	(0.18)	—	(0.19)	7.40	(6.83)[3,4,5]		1.18	[6,7]	1.17	[6]	0.44	[6]	44		31	[3]
12-31-2007	12.99	0.06	[2]	0.92	0.98	(0.19)	(5.64)	—	(5.83)	8.14	8.17	[4,5,8]	1.15	[7]	1.15		0.49		53		63
12-31-2006	14.66	0.09	[2]	1.67	1.76	(0.12)	(3.31)	—	(3.43)	12.99	13.53	[4,5]	1.12	[7]	1.12		0.66		66		57
12-31-2005	14.48	0.09	[2]	0.65	0.74	(0.02)	(0.54)	—	(0.56)	14.66	5.42	[4]	1.14		1.14		0.61		66		78
12-31-2004	12.54	0.11	[2]	1.87	1.98	(0.04)	—	—	(0.04)	14.48	15.79	[4]	1.15		1.15		0.81		192		43
12-31-2003	9.09	0.05	[2]	3.41	3.46	(0.01)	—	—	(0.01)	12.54	38.16	[4]	1.18		1.18		0.44		101		52
SERIES NAV
06-30-2008[1]	8.14	0.03	[2]	(0.58)	(0.55)	(0.01)	(0.18)	—	(0.19)	7.40	(6.77)[3,4,5]		0.92	[6,7]	0.92	[6]	0.69	[6]	18		31	[3]
12-31-2007	12.99	0.12	[2]	0.92	1.04	(0.25)	(5.64)	—	(5.89)	8.14	8.67	[4,5,8]	0.85	[7]	0.85		0.86		17		63
12-31-2006	14.66	0.12	[2]	1.68	1.80	(0.16)	(3.31)	—	(3.47)	12.99	13.82	[4,5]	0.87	[7]	0.87		0.93		232		57
12-31-2005[13]	14.55	0.08	[2]	0.69	0.77	(0.12)	(0.54)	—	(0.66)	14.66	5.68	[3,4]	0.87	[6]	0.87	[6]	0.68	[6]	127		78
American Asset Allocation
SERIES I
06-30-2008[1,14]	12.00	0.06	[2,15]	(0.46)	(0.40)	—	—	—	—	11.60	(3.33)[3]		0.66	[6,16]	0.64	[6,16,18]	2.80	[6,15]	—	[10]	—	[3,22]
SERIES II
06-30-2008[1]	12.39	0.02	[2,15]	(0.84)	(0.82)	—	—	—	—	11.57	(6.62)[3]		0.78	[6,16]	0.78	[6,16,18]	0.34	[6,15]	786		—	[3,22]
12-31-2007[17]	12.50	0.48	[2,15]	(0.32)	0.16	(0.22)	(0.05)	—	(0.27)	12.39	1.28	[3,4]	0.79	[6,16]	0.79	[6,16,18]	5.57	[6,15]	511		—	[3]
SERIES III
06-30-2008[1,19]	12.34	0.16	[2,15]	(0.90)	(0.74)	—	—	—	—	11.60	(6.00)[3]		0.30	[6,16]	0.28	[6,16,18]	2.80	[6,15]	9		—	[3,22]
American Blue Chip Income and Growth
SERIES I
06-30-2008[1]	14.88	0.03	[2,15]	(2.27)	(2.24)	(0.21)	(0.14)	—	(0.35)	12.29	(15.30)[3,4]		0.50	[6,16]	0.50	[6,16,18]	0.42	[6,15]	20		13	[3]
12-31-2007	18.29	0.40	[2,15]	(0.12)[20]	0.28	(0.44)	(3.25)	—	(3.69)	14.88	1.65	[4]	0.39	[16]	0.39	[16,18]	2.24	[15]	19		12
12-31-2006	16.00	0.13	[2,15]	2.54	2.67	(0.09)	(0.29)	—	(0.38)	18.29	16.99	[4]	0.39	[16]	0.39	[16]	0.79	[15]	17		15
12-31-2005	16.90	0.09	[2,15]	0.89	0.98	(0.05)	(1.83)	—	(1.88)	16.00	6.76	[4]	0.39	[16]	0.39	[16]	0.60	[15]	7		10
12-31-2004	15.46	0.04	[15]	1.40	1.44	—	—	—	—	16.90	9.31		0.39	[16]	0.39	[16]	0.29	[15]	3		54
12-31-2003[21]	13.66	—	[11,15]	1.80	1.80	—	—	—	—	15.46	13.18	[3]	0.39	[6,16]	0.39	[6,16]	(0.39)[6,15]		1		—	[3,22]
SERIES II
06-30-2008[1]	14.87	0.01	[2,15]	(2.26)	(2.25)	(0.20)	(0.14)	—	(0.34)	12.28	(15.33)[3,4]		0.63	[6,16]	0.63	[6,16,18]	0.13	[6,15]	118		13	[3]
12-31-2007	18.26	0.33	[2,15]	(0.08)[20]	0.25	(0.39)	(3.25)	—	(3.64)	14.87	1.48	[4]	0.53	[16]	0.53	[16,18]	1.85	[15]	156		12
12-31-2006	15.98	0.11	[2,15]	2.53	2.64	(0.07)	(0.29)	—	(0.36)	18.26	16.79	[4]	0.54	[16]	0.54	[16]	0.63	[15]	198		15
12-31-2005	16.85	0.07	[2,15]	0.90	0.97	(0.01)	(1.83)	—	(1.84)	15.98	6.66	[4]	0.53	[16]	0.53	[16]	0.47	[15]	185		10
12-31-2004	15.44	0.01	[15]	1.40	1.41	—	—	—	—	16.85	9.13		0.54	[16]	0.54	[16]	0.05	[15]	180		54
12-31-2003[21]	12.50	—	[11,15]	2.94	2.94	—	—	—	—	15.44	23.52	[3]	0.54	[6,16]	0.54	[6,16]	(0.54)[6,15]		181		—	[3,22]
SERIES III
06-30-2008[1,19]	14.66	0.16	[2,15]	(2.17)	(2.01)	(0.21)	(0.14)	—	(0.35)	12.30	(13.94)[3,4]		0.30	[6,16]	0.30	[6,18]	2.54	[6,15]	4		13	[3]

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)		From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)	Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
American Bond
SERIES I
06-30-2008[1]	13.13	0.09	[2,15]	(0.18)	(0.09)	(0.52)	—	[11]	—	(0.52)	12.52	(0.68)[3,4]	0.47	[6,16]	0.47	[6,16]	1.34	[6,15]	9		5	[3]
12-31-2007	13.32	1.04	[2,15]	(0.65)	0.39	(0.58)	—	[11]	—	(0.58)	13.13	2.96 [4]	0.37	[16]	0.37	[16,18]	7.85	[15]	10		4
12-31-2006	12.50	0.35	[2,15]	0.47	0.82	—	—		—	—	13.32	6.56	0.38	[16]	0.38	[16]	2.73	[15]	2		1
12-31-2005[23]	12.36	(0.01)[2,15]		0.15	0.14	—	—		—	—	12.50	1.13 [3]	0.40	[6,16]	0.40	[6,16]	(0.40)[6,15]		—	[10]	2	[3]
SERIES II
06-30-2008[1]	13.12	0.07	[2,15]	(0.16)	(0.09)	(0.52)	—	[11]	—	(0.52)	12.51	(0.70)[3,4]	0.62	[6,16]	0.62	[6,16]	1.12	[6,15]	944		5	[3]
12-31-2007	13.30	1.06	[2,15]	(0.70)	0.36	(0.54)	—	[11]	—	(0.54)	13.12	2.76 [4]	0.52	[16]	0.52	[16,18]	7.97	[15]	996		4
12-31-2006	12.49	0.41	[2,15]	0.40	0.81	—	—		—	—	13.30	6.49	0.53	[16]	0.53	[16]	3.24	[15]	550		1
12-31-2005[23]	12.50	(0.02)[2,15]		0.01	(0.01)	—	—		—	—	12.49	(0.08)[3]	0.55	[6,16]	0.55	[6,16]	(0.55)[6,15]		148		2	[3]
SERIES III
06-30-2008[1,19]	13.19	0.36	[2,15]	(0.48)	(0.12)	(0.53)	—	[11]	—	(0.53)	12.54	(0.96)[3,4]	0.29	[6,16]	0.29	[6,16]	5.99	[6,15]	4		5	[3]
American Fundamental Holdings
SERIES I
06-30-2008[1]	11.91	0.02	[2,15]	(0.82)	(0.80)	— [11]	—		—	—	11.11	(6.68)[3,4,5]	0.70	[6,7,16]	0.65	[6,16,18]	0.27	[6,15]	—	[10]	—	[3,22]
12-31-2007[25]	12.50	0.24	[2,15]	(0.62)	(0.38)	(0.21)	—		—	(0.21)	11.91	(3.05)[3,4,5]	3.26	[6,7,16]	1.04	[6,16,18]	12.00	[6,15]	—	[10]	—	[3]
SERIES II
06-30-2008[1]	11.91	0.05	[2,15]	(0.86)	(0.81)	— [11]	—		—	—	11.10	(6.76)[3,4,5]	0.84	[6,7,16]	0.79	[6,16,18]	0.84	[6,15]	415		—	[3,22]
12-31-2007[25]	12.50	0.51	[2,15]	(0.90)	(0.39)	(0.20)	—		—	(0.20)	11.91	(3.08)[3,4,5]	1.25	[6,7,16]	1.20	[6,16,18]	24.93	[6,15]	58		—	[3]
SERIES III
06-30-2008[1]	11.91	0.13	[2,15]	(0.91)	(0.78)	— [11]	—		—	—	11.13	(6.51)[3,4,5]	0.34	[6,7,16]	0.29	[6,16,18]	2.37	[6,15]	5		—	[3,22]
12-31-2007[25]	12.50	0.25	[2,15]	(0.63)	(0.38)	(0.21)	—		—	(0.21)	11.91	(3.00)[3,4,5]	2.90	[6,7,16]	0.70	[6,16,18]	12.35	[6,15]	—	[10]	—	[3]
American Global Diversification
SERIES I
06-30-2008[1]	11.88	0.01	[2,15]	(0.91)	(0.90)	— [11]	—		—	— [11]	10.98	(7.55)[3,4,5]	0.68	[6,7,16]	0.64	[6,16,18]	0.19	[6,15]	—	[10]	—	[3,22]
12-31-2007[25]	12.50	0.27	[2,15]	(0.67)	(0.40)	(0.22)	—		—	(0.22)	11.88	(3.17)[3,4,5]	2.85	[6,7,16]	0.93	[6,16,18]	13.38	[6,15]	—	[10]	—	[3]
SERIES II
06-30-2008[1]	11.88	0.03	[2,15]	(0.93)	(0.90)	— [11]	—		—	— [11]	10.98	(7.55)[3,4,5]	0.83	[6,7,16]	0.79	[6,16,18]	0.54	[6,15]	527		—	[3,22]
12-31-2007[25]	12.50	0.49	[2,15]	(0.89)	(0.40)	(0.22)	—		—	(0.22)	11.88	(3.19)[3,4,5]	1.03	[6,7,16]	0.98	[6,16,18]	24.24	[6,15]	108		—	[3]
SERIES III
06-30-2008[1]	11.87	0.03	[2,15]	(0.90)	(0.87)	— [11]	—		—	—	11.00	(7.31)[3,4,5]	0.33	[6,7,16]	0.29	[6,16,18]	0.54	[6]	—	[10]	—	[3,22]
12-31-2007[25]	12.50	0.28	[2,15]	(0.68)	(0.40)	(0.23)	—		—	(0.23)	11.87	(3.19)[3,4,5]	2.50	[6,7,16]	0.58	[6,16,18]	13.73	[6]	—	[10]	—	[3]
American Global Growth
SERIES II
06-30-2008[1]	13.11	(0.02)[2,15]		(1.29)	(1.31)	—	—		—	—	11.80	(9.99)[3]	0.79	[6,16]	0.78	[6,16,18]	(0.35)[6,15]		242		2	[3]
12-31-2007[17]	12.50	0.43	[2,15]	0.43	0.86	(0.20)	(0.05)		—	(0.25)	13.11	6.92 [3,4]	0.81	[6,16]	0.81	[6,16,18]	4.89	[6,15]	227		1	[3]
SERIES III
06-30-2008[1,19]	13.07	0.06	[2,15]	(1.30)	(1.24)	—	—		—	—	11.83	(9.49)[3]	0.29	[6,16]	0.28	[6,16,18]	0.99	[6,15]	—	[10]	2	[3]

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
American Global Small Capitalization
SERIES II
06-30-2008[1]	13.35	(0.05)[2,15]		(1.64)	(1.69)	— [11]	—	—	—	11.66	(12.66)[3,4]		0.81	[6,16]	0.78	[6,16,18]	(0.78)[6,15]		82	10	[3]
12-31-2007[17]	12.50	0.32	[2,15]	0.78 [20]	1.10	(0.16)	(0.09)	—	(0.25)	13.35	8.86	[3,4]	0.86	[6,16]	0.86	[6,16,18]	3.49	[6,15]	87	4	[3]
SERIES III
06-30-2008[1,19]	13.31	(0.02)[2,15]		(1.59)	(1.61)	— [11]	—	—	—	11.70	(12.10)[3,4]		0.32	[6,16]	0.28	[6,16,18]	(0.28)[6,15]		1	10	[3]
American Growth
SERIES I
06-30-2008[1]	21.65	(0.02)[2,15]		(1.69)	(1.71)	(0.01)	(0.21)	—	(0.22)	19.72	(7.90)[3,4]		0.48	[6,16]	0.48	[6,16,18]	(0.18)[6,15]		119	7	[3]
12-31-2007	21.73	0.10	[2,15]	2.44	2.54	(0.18)	(2.44)	—	(2.62)	21.65	11.93	[4]	0.37	[16]	0.37	[16,18]	0.43	[15]	102	9
12-31-2006	19.98	0.13	[2,15]	1.81	1.94	(0.06)	(0.13)	—	(0.19)	21.73	9.80	[4]	0.38	[16]	0.38	[16]	0.62	[15]	99	3
12-31-2005	17.28	0.10	[2,15]	2.62	2.72	—	(0.02)	—	(0.02)	19.98	15.78	[4]	0.38	[16]	0.38	[16]	0.54	[15]	57	3
12-31-2004	15.42	(0.01)[15]		1.88	1.87	—	(0.01)	—	(0.01)	17.28	12.10	[4]	0.37	[16]	0.37	[16]	(0.12)[15]		17	1
12-31-2003[21]	13.94	—	[11,15]	1.48	1.48	—	—	—	—	15.42	10.62	[3]	0.38	[6,16]	0.38	[6,16]	0.04	[6,15]	3	1	[3]
SERIES II
06-30-2008[1]	21.57	(0.04)[2,15]		(1.67)	(1.71)	(0.01)	(0.21)	—	(0.22)	19.64	(7.95)[3,4]		0.62	[6,16]	0.62	[6,16,18]	(0.36)[6,15]		1,529	7	[3]
12-31-2007	21.64	0.06	[2,15]	2.43	2.49	(0.12)	(2.44)	—	(2.56)	21.57	11.73	[4]	0.52	[16]	0.52	[16,18]	0.28	[15]	1,739	9
12-31-2006	19.90	0.07	[2,15]	1.84	1.91	(0.04)	(0.13)	—	(0.17)	21.64	9.64	[4]	0.53	[16]	0.53	[16]	0.33	[15]	1,485	3
12-31-2005	17.24	0.05	[2,15]	2.63	2.68	—	(0.02)	—	(0.02)	19.90	15.59	[4]	0.53	[16]	0.53	[16]	0.25	[15]	1,134	3
12-31-2004	15.41	(0.04)[15]		1.88	1.84	—	(0.01)	—	(0.01)	17.24	11.91	[4]	0.52	[16]	0.52	[16]	(0.30)[15]		708	1
12-31-2003[21]	12.50	—	[11,15]	2.91	2.91	—	—	—	—	15.41	23.28	[3]	0.53	[6,16]	0.53	[6,16]	(0.23)[6,15]		270	1	[3]
SERIES III
06-30-2008[1]	21.53	0.06	[2,15]	(1.64)	(1.58)	(0.02)	(0.21)	—	(0.23)	19.72	(7.36)[3,4]		0.28	[6,16]	0.28	[6,16,18]	0.58	[6,15]	2	7	[3]
American Growth-Income
SERIES I
06-30-2008[1]	19.53	0.02	[2,15]	(2.21)	(2.19)	—	(0.29)	—	(0.29)	17.05	(11.28)[3,4]		0.47	[6,16]	0.47	[6,16,18]	0.25	[6,15]	29	6	[3]
12-31-2007	20.19	0.26	[2,15]	0.66	0.92	(0.60)	(0.98)	—	(1.58)	19.53	4.64	[4]	0.37	[16]	0.37	[16,18]	1.24	[15]	29	5
12-31-2006	17.81	0.25	[2,15]	2.36	2.61	(0.21)	(0.02)	—	(0.23)	20.19	14.80	[4]	0.38	[16]	0.38	[16]	1.35	[15]	20	2
12-31-2005	17.00	0.27	[2,15]	0.65	0.92	(0.08)	(0.03)	—	(0.11)	17.81	5.44	[4]	0.38	[16]	0.38	[16]	1.55	[15]	14	1
12-31-2004	15.55	0.05	[15]	1.49	1.54	(0.07)	(0.02)	—	(0.09)	17.00	9.96	[4]	0.37	[16]	0.37	[16]	1.01	[15]	9	1
12-31-2003[21]	13.78	0.10	[15]	1.67	1.77	—	—	—	—	15.55	12.84	[3]	0.38	[6,16]	0.38	[6,16]	3.66	[6,15]	1	2	[3]
SERIES II
06-30-2008[1]	19.50	0.01	[2,15]	(2.21)	(2.20)	—	(0.29)	—	(0.29)	17.01	(11.35)[3,4]		0.62	[6,16]	0.62	[6,16,18]	0.06	[6,15]	1,251	6	[3]
12-31-2007	20.14	0.22	[2,15]	0.66	0.88	(0.54)	(0.98)	—	(1.52)	19.50	4.48	[4]	0.52	[16]	0.52	[16,18]	1.05	[15]	1,440	5
12-31-2006	17.77	0.22	[2,15]	2.35	2.57	(0.18)	(0.02)	—	(0.20)	20.14	14.62	[4]	0.53	[16]	0.53	[16]	1.17	[15]	1,237	2
12-31-2005	16.97	0.24	[2,15]	0.66	0.90	(0.07)	(0.03)	—	(0.10)	17.77	5.29	[4]	0.53	[16]	0.53	[16]	1.41	[15]	873	1
12-31-2004	15.53	0.04	[15]	1.48	1.52	(0.06)	(0.02)	—	(0.08)	16.97	9.83	[4]	0.52	[16]	0.52	[16]	0.68	[15]	558	1
12-31-2003[21]	12.50	0.09	[15]	2.94	3.03	—	—	—	—	15.53	24.24	[3]	0.53	[6,16]	0.53	[6,16]	2.08	[6,15]	182	2	[3]
SERIES III
06-30-2008[1,19]	19.30	0.18	[2,15]	(2.13)	(1.95)	—	(0.29)	—	(0.29)	17.06	(10.17)[3,4]		0.29	[6,16]	0.29	[6,18]	2.09	[6,15]	3	6	[3]

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
American High Income Bond
SERIES II
06-30-2008[1]	11.33	0.11	[2,15]	(0.32)	(0.21)	—	—	—	—	11.12	(1.85)[3]		0.84	[6,16]	0.78	[6,16,18]	1.95	[6,15]	51		6	[3]
12-31-2007[17]	12.50	1.58	[2,15]	(2.01)	(0.43)	(0.74)	—	—	(0.74)	11.33	(3.41)[3,4]		0.96	[6,16]	0.96	[6,16,18]	19.47	[6,15]	46		3	[3]
SERIES III
06-30-2008[1,19]	11.32	0.28	[2,15]	(0.46)	(0.18)	—	—	—	—	11.14	(1.59)[3]		0.33	[6,16]	0.28	[6,16,18]	5.10	[6,15]	—	[10]	6	[3]
American International
SERIES I
06-30-2008[1]	26.71	(0.01)[2,15]		(3.16)	(3.17)	(0.16)	(0.44)	—	(0.60)	22.94	(11.97)[3,4]		0.47	[6,16]	0.47	[6,16,18]	(0.09)[6,15]		93		7	[3]
12-31-2007	24.92	0.33	[2,15]	4.37	4.70	(0.43)	(2.48)	—	(2.91)	26.71	19.58	[4]	0.37	[16]	0.37	[16,18]	1.23	[15]	106		10
12-31-2006	21.44	0.36	[2,15]	3.57	3.93	(0.21)	(0.24)	—	(0.45)	24.92	18.53	[4]	0.38	[16]	0.38	[16]	1.56	[15]	70		6
12-31-2005	19.37	0.34	[2,15]	3.40	3.74	(0.14)	(1.53)	—	(1.67)	21.44	21.07	[4]	0.38	[16]	0.38	[16]	1.75	[15]	35		6
12-31-2004	16.68	0.13	[15]	2.97	3.10	(0.12)	(0.29)	—	(0.41)	19.37	18.88	[4]	0.38	[16]	0.38	[16]	1.57	[15]	10		65
12-31-2003[21]	13.78	0.16	[15]	2.74	2.90	—	—	—	—	16.68	21.04	[3]	0.39	[6,16]	0.39	[6,16]	3.34	[6,15]	3		22	[3]
SERIES II
06-30-2008[1]	26.67	(0.03)[2,15]		(3.14)	(3.17)	(0.16)	(0.44)	—	(0.60)	22.90	(12.01)[3,4]		0.62	[6,16]	0.62	[6,16,18]	(0.25)[6,15]		1,003		7	[3]
12-31-2007	24.86	0.27	[2,15]	4.38	4.65	(0.36)	(2.48)	—	(2.84)	26.67	19.41	[4]	0.52	[16]	0.52	[16,18]	1.01	[15]	1,168		10
12-31-2006	21.40	0.30	[2,15]	3.58	3.88	(0.18)	(0.24)	—	(0.42)	24.86	18.32	[4]	0.53	[16]	0.53	[16]	1.30	[15]	951		6
12-31-2005	19.34	0.25	[2,15]	3.45	3.70	(0.11)	(1.53)	—	(1.64)	21.40	20.87	[4]	0.53	[16]	0.53	[16]	1.31	[15]	624		6
12-31-2004	16.66	0.11	[15]	2.96	3.07	(0.10)	(0.29)	—	(0.39)	19.34	18.74	[4]	0.53	[16]	0.53	[16]	1.07	[15]	307		65
12-31-2003[21]	12.50	0.14	[15]	4.02	4.16	—	—	—	—	16.66	33.28	[3]	0.54	[6,16]	0.54	[6,16]	2.01	[6,15]	178		22	[3]
SERIES III
06-30-2008[1,19]	26.60	0.11	[2,15]	(3.14)	(3.03)	(0.17)	(0.44)	—	(0.61)	22.96	(11.51)[3,4]		0.29	[6]	0.29	[6,18]	0.96	[6]	—	[10]	7	[3]
American New World
SERIES II
06-30-2008[1]	14.76	(0.01)[2,15]		(1.31)	(1.32)	(0.01)	—	—	(0.01)	13.43	(8.94)[3]		0.81	[6,16]	0.78	[6,16,18]	(0.13)[6]		81		26	[3]
12-31-2007[17]	12.50	0.56	[2,15]	2.02	2.58	(0.23)	(0.09)	—	(0.32)	14.76	20.73	[3,4]	0.88	[6,16]	0.88	[6,16,18]	5.79	[6,15]	83		8	[3]
SERIES III
06-30-2008[1,19]	14.71	0.10	[2,15]	(1.34)	(1.24)	(0.01)	—	—	(0.01)	13.46	(8.42)[3]		0.31	[6,16]	0.29	[6,16,18]	1.50	[6]	—	[10]	26	[3]

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Blue Chip Growth
SERIES I
06-30-2008[1]	21.70	0.01	[2]	(2.36)	(2.35)	(0.03)	(0.31)	—	(0.34)	19.01	(10.85)[3,4,5]		0.89	[6,7]	0.86	[6]	0.15 [6]	484	24	[3,28]
12-31-2007	19.39	0.08	[2]	2.38	2.46	(0.15)	—	—	(0.15)	21.70	12.75	[4,5,8]	0.88	[7]	0.85		0.40	593	34
12-31-2006	17.73	0.10	[2]	1.60	1.70	(0.04)	—	—	(0.04)	19.39	9.58	[4,5,27]	0.88	[7]	0.86		0.53	668	37
12-31-2005	16.86	0.04	[2]	0.90	0.94	(0.07)	—	—	(0.07)	17.73	5.60	[4,5]	0.92	[7]	0.89		0.24	769	65	[28]
12-31-2004	15.48	0.08	[2]	1.32	1.40	(0.02)	—	—	(0.02)	16.86	9.03	[4,5]	0.91	[7]	0.88		0.53	1,309	31
12-31-2003	11.99	0.02	[2]	3.48	3.50	(0.01)	—	—	(0.01)	15.48	29.17	[4,5]	0.92	[7]	0.90		0.15	1,291	35
SERIES II
06-30-2008[1]	21.65	(0.01)[2]		(2.34)	(2.35)	(0.03)	(0.31)	—	(0.34)	18.96	(10.91)[3,4,5]		1.10	[6,7]	1.06	[6]	(0.05)[6]	163	24	[3,28]
12-31-2007	19.32	0.04	[2]	2.37	2.41	(0.08)	—	—	(0.08)	21.65	12.51	[4,5,8]	1.08	[7]	1.05		0.21	176	34
12-31-2006	17.68	0.06	[2]	1.59	1.65	(0.01)	—	—	(0.01)	19.32	9.31	[4,5,27]	1.08	[7]	1.06		0.32	176	37
12-31-2005	16.78	0.01	[2]	0.89	0.90	—	—	—	—	17.68	5.36	[5]	1.12	[7]	1.09		0.04	181	65	[28]
12-31-2004	15.43	0.07	[2]	1.29	1.36	(0.01)	—	—	(0.01)	16.78	8.83	[4,5]	1.11	[7]	1.08		0.47	471	31
12-31-2003	11.98	—	[2,11]	3.47	3.47	(0.02)	—	—	(0.02)	15.43	29.02	[4,5]	1.12	[7]	1.10		(0.03)	205	35
SERIES NAV
06-30-2008[1]	21.66	0.02	[2]	(2.36)	(2.34)	(0.03)	(0.31)	—	(0.34)	18.98	(10.82)[3,4,5]		0.85	[6,7]	0.81	[6]	0.20 [6]	2,393	24	[3,28]
12-31-2007	19.36	0.10	[2]	2.37	2.47	(0.17)	—	—	(0.17)	21.66	12.81	[4,5,8]	0.83	[7]	0.80		0.46	2,491	34
12-31-2006	17.71	0.10	[2]	1.59	1.69	(0.04)	—	—	(0.04)	19.36	9.59	[4,5,27]	0.83	[7]	0.81		0.56	1,880	37
12-31-2005[13]	16.32	0.04	[2]	1.45	1.49	(0.10)	—	—	(0.10)	17.71	9.19	[3,4,5]	0.87	[6,7]	0.84	[6]	0.28 [6]	1,480	65	[28]
Capital Appreciation
SERIES I
06-30-2008[1]	10.05	0.02	[2]	(0.92)	(0.90)	— [11]	—	—	— [11]	9.15	(8.91)[3,4,5]		0.80	[6,7]	0.80	[6]	0.49 [6]	187	47	[3]
12-31-2007	9.07	0.03	[2]	1.02	1.05	(0.03)	(0.04)	—	(0.07)	10.05	11.61	[4,5,8]	0.82	[7]	0.82		0.31	227	73
12-31-2006	10.02	0.01	[2]	0.20	0.21	—	(1.16)	—	(1.16)	9.07	2.26	[4,5,27]	0.83	[7]	0.83		0.11	263	114	[28]
12-31-2005	8.79	(0.01)[2]		1.24	1.23	—	—	—	—	10.02	13.99		0.95		0.95		(0.10)	52	101
12-31-2004	8.04	0.01	[2]	0.74	0.75	—	—	—	—	8.79	9.33		0.97		0.97		0.15	129	79
12-31-2003	6.21	(0.01)[2]		1.84	1.83	—	—	—	—	8.04	29.47		0.99		0.99		(0.13)	121	71
SERIES II
06-30-2008[1]	9.96	0.01	[2]	(0.91)	(0.90)	— [11]	—	—	— [11]	9.06	(9.03)[3,4,5]		1.00	[6,7]	1.00	[6]	0.29 [6]	81	47	[3]
12-31-2007	8.99	0.01	[2]	1.01	1.02	(0.01)	(0.04)	—	(0.05)	9.96	11.36	[4,5,8]	1.02	[7]	1.02		0.11	97	73
12-31-2006	9.96	(0.01)[2]		0.20	0.19	—	(1.16)	—	(1.16)	8.99	2.06	[4,5,27]	1.03	[7]	1.03		(0.09)	113	114	[28]
12-31-2005	8.76	(0.02)[2]		1.22	1.20	—	—	—	—	9.96	13.70		1.15		1.15		(0.27)	47	101
12-31-2004	8.02	—	[2,11]	0.74	0.74	—	—	—	—	8.76	9.23		1.17		1.17		0.02	125	79
12-31-2003	6.20	(0.03)[2]		1.85	1.82	—	—	—	—	8.02	29.35		1.19		1.19		(0.35)	72	71
SERIES NAV
06-30-2008[1]	10.06	0.03	[2]	(0.93)	(0.90)	(0.01)	—	—	(0.01)	9.15	(8.99)[3,4,5]		0.75	[6,7]	0.75	[6]	0.55 [6]	953	47	[3]
12-31-2007	9.08	0.03	[2]	1.03	1.06	(0.04)	(0.04)	—	(0.08)	10.06	11.69	[4,5,8]	0.77	[7]	0.77		0.36	780	73
12-31-2006	10.02	0.01	[2]	0.21	0.22	—	(1.16)	—	(1.16)	9.08	2.38	[4,5,27]	0.78	[7]	0.78		0.15	627	114	[28]
12-31-2005[13]	8.51	(0.01)[2]		1.53	1.52	(0.01)	—	—	(0.01)	10.02	17.88	[3,4]	0.88	[6]	0.88	[6]	(0.18)[6]	207	101

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)	Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Capital Appreciation Value
SERIES I
06-30-2008[1,29]	12.50	0.03	[2]	(0.56)	(0.53)	—	—	—	—	11.97	(4.16)[3,5]	1.87	[6,7]	1.82	[6]	1.24	[6]	—	[10]	5	[3]
SERIES II
06-30-2008[1,29]	12.50	0.03	[2]	(0.56)	(0.53)	—	—	—	—	11.97	(4.24)[3,5]	2.08	[6,7]	2.04	[6]	1.21	[6]	7		5	[3]
SERIES NAV
06-30-2008[1,29]	12.50	0.03	[2]	(0.56)	(0.53)	—	—	—	—	11.97	(4.16)[3,5]	1.81	[6,7]	1.77	[6]	1.29	[6]	—	[10]	5	[3]
Classic Value
SERIES I
06-30-2008[1]	12.23	0.10	[2]	(2.65)	(2.55)	—	(0.14)	—	(0.14)	9.54	(21.01)[3,4,5]	0.97	[6,7]	0.97	[6]	1.83	[6]	13		20	[3]
12-31-2007	16.20	0.24	[2]	(2.24)	(2.00)	(0.26)	(1.71)	—	(1.97)	12.23	(12.58)[4,5]	0.92	[7]	0.92		1.51		23		36
12-31-2006	14.37	0.19	[2]	2.11	2.30	(0.15)	(0.32)	—	(0.47)	16.20	16.04 [4,5]	0.96	[7]	0.96		1.24		30		47
12-31-2005	13.84	0.13	[2]	1.17	1.30	(0.08)	(0.69)	—	(0.77)	14.37	9.42 [4]	1.11		1.11		0.88		12		42
12-31-2004[30]	12.50	0.05	[2]	1.36	1.41	(0.03)	(0.04)	—	(0.07)	13.84	11.31 [3,4,5]	1.48	[6,7]	1.42	[6]	0.59	[6]	3		9	[3]
SERIES II
06-30-2008[1]	12.22	0.10	[2]	(2.65)	(2.55)	—	(0.14)	—	(0.14)	9.53	(21.03)[3,4,5]	1.17	[6,7]	1.17	[6]	1.73	[6]	15		20	[3]
12-31-2007	16.19	0.21	[2]	(2.25)	(2.04)	(0.22)	(1.71)	—	(1.93)	12.22	(12.80)[4,5]	1.12	[7]	1.12		1.29		22		36
12-31-2006	14.36	0.16	[2]	2.11	2.27	(0.12)	(0.32)	—	(0.44)	16.19	15.83 [4,5]	1.16	[7]	1.16		1.03		40		47
12-31-2005	13.83	0.09	[2]	1.18	1.27	(0.05)	(0.69)	—	(0.74)	14.36	9.22 [4]	1.32		1.32		0.62		19		42
12-31-2004[30]	12.50	0.04	[2]	1.36	1.40	(0.03)	(0.04)	—	(0.07)	13.83	11.17 [3,4,5]	1.68	[6,7]	1.62	[6]	0.44	[6]	11		9	[3]
SERIES NAV
06-30-2008[1]	12.24	0.11	[2]	(2.65)	(2.54)	—	(0.14)	—	(0.14)	9.56	(20.91)[3,4,5]	0.92	[6,7]	0.92	[6]	2.04	[6]	13		20	[3]
12-31-2007	16.22	0.25	[2]	(2.25)	(2.00)	(0.27)	(1.71)	—	(1.98)	12.24	(12.58)[4,5]	0.87	[7]	0.88		1.58		15		36
12-31-2006	14.38	0.20	[2]	2.12	2.32	(0.16)	(0.32)	—	(0.48)	16.22	16.15 [4,5]	0.91	[7]	0.91		1.28		8		47
12-31-2005[30]	13.42	0.09	[2]	1.64	1.73	(0.09)	(0.68)	—	(0.77)	14.38	12.88 [3,4]	1.03	[6]	1.03	[6]	0.91	[6]	3		42
Core Allocation Plus
SERIES I
06-30-2008[1,31]	12.50	0.08	[2]	(0.90)	(0.82)	—	—	—	—	11.68	(6.57)[3,5]	1.51	[6,7]	1.51	[6]	1.33	[6]	10		70	[3,44]
SERIES II
06-30-2008[1,31]	12.50	0.07	[2]	(0.90)	(0.83)	—	—	—	—	11.67	(6.66)[3,5]	1.73	[6,7]	1.73	[6]	1.11	[6]	12		70	[3,44]
SERIES NAV
06-30-2008[1,31]	12.50	0.08	[2]	(0.90)	(0.82)	—	—	—	—	11.68	(6.55)[3,5]	1.45	[6,7]	1.45	[6]	1.39	[6]	5		70	[3,44]

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Core Equity
SERIES I
06-30-2008[1]	13.23	0.05	[2]	(3.69)	(3.64)	(0.01)	(0.28)	—	(0.29)	9.30	(27.84)[3,4,5]		0.87	[6,7]	0.87	[6]	0.83 [6]	1	22	[3]
12-31-2007	15.14	0.01	[2]	(0.86)	(0.85)	—	(1.06)	—	(1.06)	13.23	(5.89)[4,5]		0.86	[7]	0.86		0.08	2	25
12-31-2006	15.07	—	[2,11]	0.95	0.95	—	(0.88)	—	(0.88)	15.14	6.73	[4,5]	0.88	[7]	0.88		(0.01)	2	35
12-31-2005	14.23	0.01	[2]	0.83	0.84	—	—	—	—	15.07	5.90		0.91		0.91		0.07	1	65
12-31-2004[32]	12.50	—	[2,11]	1.73	1.73	—	—	—	—	14.23	13.84	[3]	0.96	[6]	0.96	[6]	(0.05)[6]	194	6	[3]
SERIES II
06-30-2008[1]	13.13	0.04	[2]	(3.67)	(3.63)	— [11]	(0.28)	—	(0.28)	9.22	(27.94)[3,4,5]		1.07	[6,7]	1.07	[6]	0.64 [6]	31	22	[3]
12-31-2007	15.06	(0.02)[2]		(0.85)	(0.87)	—	(1.06)	—	(1.06)	13.13	(6.06)[4,5]		1.06	[7]	1.06		(0.15)	44	25
12-31-2006	15.03	(0.03)[2]		0.94	0.91	—	(0.88)	—	(0.88)	15.06	6.47	[4,5]	1.08	[7]	1.08		(0.22)	54	35
12-31-2005	14.21	(0.03)[2]		0.85	0.82	—	—	—	—	15.03	5.77		1.11		1.11		(0.21)	57	65
12-31-2004[32]	12.50	(0.02)[2]		1.73	1.71	—	—	—	—	14.21	13.68	[3]	1.16	[6]	1.16	[6]	(0.26)[6]	237	6	[3]
SERIES NAV
06-30-2008[1]	13.25	0.05	[2]	(3.70)	(3.65)	(0.01)	(0.28)	—	(0.29)	9.31	(27.87)[3,4,5]		0.82	[6,7]	0.82	[6]	0.88 [6]	498	22	[3]
12-31-2007	15.16	0.02	[2]	(0.87)	(0.85)	— [11]	(1.06)	—	(1.06)	13.25	(5.85)[4,5]		0.81	[7]	0.81		0.12	614	25
12-31-2006	15.09	—	[2,11]	0.95	0.95	—	(0.88)	—	(0.88)	15.16	6.73	[4,5]	0.83	[7]	0.83		0.03	479	35
12-31-2005[32]	13.71	—	[2,11]	1.38	1.38	—	—	—	—	15.09	10.07	[3]	0.85	[6]	0.85	[6]	(0.02)[6]	403	65
Disciplined Diversification
SERIES I
06-30-2008[1,29]	12.50	0.08	[2]	(0.68)	(0.60)	—	—	—	—	11.90	(4.80)[3,5]		1.06	[6,7]	0.76	[6]	3.66 [6]	1	—	[3,22]
SERIES II
06-30-2008[1,29]	12.50	0.07	[2]	(0.67)	(0.60)	—	—	—	—	11.90	(4.80)[3,5]		1.27	[6,7]	0.96	[6]	3.43 [6]	58	—	[3,22]
SERIES NAV
06-30-2008[1,29]	12.50	0.08	[2]	(0.68)	(0.60)	—	—	—	—	11.90	(4.80)[3,5]		1.01	[6,7]	0.71	[6]	3.71 [6]	1	—	[3,22]
Emerging Growth
SERIES I
06-30-2008[1]	9.63	0.08	[2]	(1.85)	(1.77)	(0.03)	(0.08)	—	(0.11)	7.75	(18.37)[3,4,5]		1.03	[6,7]	1.03	[6]	1.94 [6]	1	23	[3]
12-31-2007	12.70	0.05	[2]	0.37	0.42	(0.01)	(3.48)	—	(3.49)	9.63	3.99	[4,5,8]	1.02	[7]	1.02		0.48	2	42
12-31-2006	17.72	(0.12)[2]		2.13	2.01	—	(7.03)	—	(7.03)	12.70	11.60	[4,5]	1.62	[7]	1.36		(0.85)	2	192
12-31-2005	16.46	(0.07)[2]		1.33	1.26	—	—	—	—	17.72	7.65		0.92		0.92		(0.42)	2	121
12-31-2004	15.75	(0.06)[2]		1.13	1.07	—	(0.36)	—	(0.36)	16.46	6.89	[4]	0.92		0.92		(0.43)	286	191
12-31-2003[34]	12.50	(0.09)[2]		3.95	3.86	(0.61)	—	—	(0.61)	15.75	30.84	[3,4,5]	2.54	[6,7]	1.35	[6]	(0.89)[6]	3	183	[3]
SERIES II
06-30-2008[1]	9.46	0.07	[2]	(1.81)	(1.74)	(0.03)	(0.08)	—	(0.11)	7.61	(18.42)[3,4,5]		1.23	[6,7]	1.23	[6]	1.84 [6]	7	23	[3]
12-31-2007	12.55	0.02	[2]	0.37	0.39	—	(3.48)	—	(3.48)	9.46	3.74	[4,5,8]	1.22	[7]	1.22		0.13	9	42
12-31-2006	17.61	(0.14)[2]		2.11	1.97	—	(7.03)	—	(7.03)	12.55	11.38	[4,5]	1.59	[7]	1.53		(1.01)	13	192
12-31-2005	16.40	(0.12)[2]		1.33	1.21	—	—	—	—	17.61	7.38		1.24		1.24		(0.74)	9	121
12-31-2004	15.73	(0.11)[2]		1.14	1.03	—	(0.36)	—	(0.36)	16.40	6.64	[4]	1.20		1.20		(0.74)	15	191
12-31-2003[34]	12.50	(0.11)[2]		3.95	3.84	(0.61)	—	—	(0.61)	15.73	30.68	[3,4,5]	2.74	[6,7]	1.55	[6]	(1.08)[6]	6	183	[3]
SERIES NAV
06-30-2008[1]	9.64	0.08	[2]	(1.85)	(1.77)	(0.03)	(0.08)	—	(0.11)	7.76	(18.34)[3,4,5]		0.98	[6,7]	0.98	[6]	1.99 [6]	7	23	[3]
12-31-2007	12.71	0.05	[2]	0.38	0.43	(0.02)	(3.48)	—	(3.50)	9.64	4.01	[4,5,8]	0.97	[7]	0.97		0.47	14	42
12-31-2006	17.73	(0.11)[2]		2.12	2.01	—	(7.03)	—	(7.03)	12.71	11.59	[4,5]	1.49	[7]	1.31		(0.81)	16	192
12-31-2005[34]	16.31	(0.05)[2]		1.47	1.42	—	—	—	—	17.73	8.71	[3]	0.95	[6]	0.95	[6]	(0.40)[6]	11	121

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Net assets, end of period (in millions)		Portfolio turnover (%)
Emerging Markets Value
SERIES I
06-30-2008[1]	14.64	0.16	[2]	(2.02)	(1.86)	(0.03)	(0.03)	—	(0.06)	12.72	(12.77)[3,4,5]		1.16	[6,7]	1.16	[6]	2.35 [6]	3		5	[3]
12-31-2007[35]	12.50	0.14	[2]	2.41	2.55	(0.09)	(0.32)	—	(0.41)	14.64	20.57	[3,4,5]	1.14	[6,7]	1.13	[6]	1.46 [6]	1		9	[3]
SERIES NAV
06-30-2008[1]	14.56	0.15	[2]	(1.94)	(1.79)	(0.03)	(0.03)	—	(0.06)	12.71	(12.35)[3,4,5]		1.09	[6,7]	1.08	[6]	2.19 [6]	536		5	[3]
12-31-2007[35]	12.50	0.15	[2]	2.33	2.48	(0.10)	(0.32)	—	(0.42)	14.56	19.94	[3,4,5]	1.09	[6,7]	1.08	[6]	1.61 [6]	517		9	[3]
Emerging Small Company
SERIES I
06-30-2008[1]	24.50	(0.01)[2]		(3.26)	(3.27)	—	(0.01)	—	(0.01)	21.22	(13.35)[3,4,5]		1.08	[6,7]	1.08	[6]	(0.07)[6]	139		52	[3]
12-31-2007	29.42	(0.15)[2]		2.27	2.12	—	(7.04)	—	(7.04)	24.50	8.05	[4,5,8]	1.07	[7]	1.07		(0.54)	179		70
12-31-2006	30.20	(0.17)[2]		1.00	0.83	—	(1.61)	—	(1.61)	29.42	2.41	[4,5]	1.08	[7]	1.08		(0.57)	213		164
12-31-2005	28.75	(0.18)[2]		1.63	1.45	—	—	—	—	30.20	5.04		1.12		1.12		(0.63)	259		54
12-31-2004	25.78	(0.21)[2]		3.18	2.97	—	—	—	—	28.75	11.52		1.11		1.11		(0.76)	393		55
12-31-2003	18.45	(0.12)[2]		7.45	7.33	—	—	—	—	25.78	39.73		1.11		1.11		(0.58)	401		51
SERIES II
06-30-2008[1]	24.18	(0.03)[2]		(3.22)	(3.25)	—	(0.01)	—	(0.01)	20.92	(13.44)[3,4,5]		1.28	[6,7]	1.28	[6]	(0.25)[6]	34		52	[3]
12-31-2007	29.17	(0.20)[2]		2.25	2.05	—	(7.04)	—	(7.04)	24.18	7.84	[4,5,8]	1.27	[7]	1.27		(0.74)	43		70
12-31-2006	30.02	(0.23)[2]		0.99	0.76	—	(1.61)	—	(1.61)	29.17	2.18	[4,5]	1.28	[7]	1.28		(0.77)	53		164
12-31-2005	28.63	(0.23)[2]		1.62	1.39	—	—	—	—	30.02	4.86		1.32		1.32		(0.83)	71		54
12-31-2004	25.72	(0.26)[2]		3.17	2.91	—	—	—	—	28.63	11.31		1.31		1.31		(0.98)	120		55
12-31-2003	18.44	(0.18)[2]		7.46	7.28	—	—	—	—	25.72	39.48		1.31		1.31		(0.82)	83		51
SERIES NAV
06-30-2008[1]	24.55	—	[2,11]	(3.27)	(3.27)	—	(0.01)	—	(0.01)	21.27	(13.32)[3,4,5]		1.03	[6,7]	1.03	[6]	0.02 [6]	2		52	[3]
12-31-2007	29.46	(0.12)[2]		2.25	2.13	—	(7.04)	—	(7.04)	24.55	8.08	[4,5,8]	1.02	[7]	1.02		(0.44)	2		70
12-31-2006	30.23	(0.15)[2]		0.99	0.84	—	(1.61)	—	(1.61)	29.46	2.44	[4,5]	1.03	[7]	1.03		(0.50)	1		164
12-31-2005[13]	28.21	(0.15)[2]		2.17	2.02	—	—	—	—	30.23	7.16	[3]	1.03	[6]	1.03	[6]	(0.61)[6]	—	[10]	54
Equity-Income
SERIES I
06-30-2008[1]	16.47	0.16	[2]	(2.35)	(2.19)	(0.04)	(0.36)	—	(0.40)	13.88	(13.52)[3,4,5]		0.90	[6,7]	0.87	[6]	2.16 [6]	529		15	[3]
12-31-2007	18.52	0.32	[2]	0.28	0.60	(0.54)	(2.11)	—	(2.65)	16.47	3.35	[4,5,8]	0.89	[7]	0.86		1.73	694		25
12-31-2006	16.87	0.27	[2]	2.75	3.02	(0.27)	(1.10)	—	(1.37)	18.52	19.02	[4,5,27]	0.89	[7]	0.87		1.60	830		16
12-31-2005	17.04	0.25	[2]	0.38	0.63	(0.21)	(0.59)	—	(0.80)	16.87	3.92	[4,5]	0.91	[7]	0.89		1.53	846		48	[28]
12-31-2004	15.22	0.24	[2]	1.96	2.20	(0.20)	(0.18)	—	(0.38)	17.04	14.81	[4,5]	0.91	[7]	0.88		1.53	1,364		21
12-31-2003	12.62	0.23	[2]	2.85	3.08	(0.22)	(0.26)	—	(0.48)	15.22	25.57	[4,5]	0.92	[7]	0.89		1.73	1,277		15
SERIES II
06-30-2008[1]	16.42	0.15	[2]	(2.36)	(2.21)	(0.03)	(0.36)	—	(0.39)	13.82	(13.65)[3,4,5]		1.10	[6,7]	1.07	[6]	1.96 [6]	214		15	[3]
12-31-2007	18.44	0.28	[2]	0.29	0.57	(0.48)	(2.11)	—	(2.59)	16.42	3.16	[4,5,8]	1.09	[7]	1.06		1.54	278		25
12-31-2006	16.81	0.24	[2]	2.73	2.97	(0.24)	(1.10)	—	(1.34)	18.44	18.76	[4,5,27]	1.09	[7]	1.07		1.40	320		16
12-31-2005	16.96	0.22	[2]	0.38	0.60	(0.16)	(0.59)	—	(0.75)	16.81	3.72	[4,5]	1.11	[7]	1.08		1.35	304		48	[28]
12-31-2004	15.17	0.21	[2]	1.95	2.16	(0.19)	(0.18)	—	(0.37)	16.96	14.61	[4,5]	1.11	[7]	1.08		1.38	573		21
12-31-2003	12.61	0.21	[2]	2.84	3.05	(0.23)	(0.26)	—	(0.49)	15.17	25.40	[4,5]	1.12	[7]	1.09		1.55	314		15
SERIES NAV
06-30-2008[1]	16.43	0.17	[2]	(2.35)	(2.18)	(0.04)	(0.36)	—	(0.40)	13.85	(13.48)[3,4,5]		0.85	[6,7]	0.82	[6]	2.21 [6]	1,274		15	[3]
12-31-2007	18.49	0.33	[2]	0.28	0.61	(0.56)	(2.11)	—	(2.67)	16.43	3.39	[4,5,8]	0.84	[7]	0.81		1.79	1,431		25
12-31-2006	16.85	0.28	[2]	2.74	3.02	(0.28)	(1.10)	—	(1.38)	18.49	19.05	[4,5,27]	0.84	[7]	0.82		1.65	1,290		16
12-31-2005[13]	17.11	0.23	[2]	0.34	0.57	(0.24)	(0.59)	—	(0.83)	16.85	3.57	[3,4,5]	0.86	[6,7]	0.83	[6]	1.64 [6]	1,189		48	[28]

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Financial Services
SERIES I
06-30-2008[1]	14.54	0.06	[2]	(2.92)	(2.86)	— [11]	(0.68)	—	(0.68)	11.00	(20.14)[3,4,5]		0.94	[6,7]	0.93	[6]	0.92	[6]	44		4	[3]
12-31-2007	18.78	0.13	[2]	(1.45)	(1.32)	(0.24)	(2.68)	—	(2.92)	14.54	(6.82)[4,5,8]		0.91	[7]	0.91		0.68		52		12
12-31-2006	15.31	0.10	[2]	3.43	3.53	(0.06)	— [11]	—	(0.06)	18.78	23.12	[4,5,27]	0.91	[7]	0.91		0.58		80		12
12-31-2005	14.00	0.07	[2]	1.29	1.36	(0.05)	—	—	(0.05)	15.31	9.78	[4,5]	1.01	[7]	0.99		0.47		54		51	[28]
12-31-2004	12.73	0.05	[2]	1.27	1.32	(0.05)	—	—	(0.05)	14.00	10.38	[4]	1.01		1.01		0.36		53		12
12-31-2003	9.55	0.06	[2]	3.14	3.20	(0.02)	—	—	(0.02)	12.73	33.58	[4]	1.05		1.05		0.58		52		25
SERIES II
06-30-2008[1]	14.48	0.05	[2]	(2.91)	(2.86)	— [11]	(0.68)	—	(0.68)	10.94	(20.26)[3,4,5]		1.14	[6,7]	1.13	[6]	0.72	[6]	36		4	[3]
12-31-2007	18.67	0.09	[2]	(1.43)	(1.34)	(0.17)	(2.68)	—	(2.85)	14.48	(6.93)[4,5,8]		1.11	[7]	1.11		0.49		43		12
12-31-2006	15.24	0.06	[2]	3.40	3.46	(0.03)	— [11]	—	(0.03)	18.67	22.77	[4,5,27]	1.11	[7]	1.11		0.38		62		12
12-31-2005	13.93	0.04	[2]	1.30	1.34	(0.03)	—	—	(0.03)	15.24	9.62	[4,5]	1.21	[7]	1.19		0.27		44		51	[28]
12-31-2004	12.69	0.02	[2]	1.26	1.28	(0.04)	—	—	(0.04)	13.93	10.09	[4]	1.21		1.21		0.17		43		12
12-31-2003	9.54	0.04	[2]	3.14	3.18	(0.03)	—	—	(0.03)	12.69	33.40	[4]	1.25		1.25		0.37		36		25
SERIES NAV
06-30-2008[1]	14.53	0.06	[2]	(2.92)	(2.86)	— [11]	(0.68)	—	(0.68)	10.99	(20.15)[3,4,5]		0.89	[6,7]	0.88	[6]	0.97	[6]	31		4	[3]
12-31-2007	18.77	0.14	[2]	(1.45)	(1.31)	(0.25)	(2.68)	—	(2.93)	14.53	(6.74)[4,5,8]		0.86	[7]	0.86		0.75		42		12
12-31-2006	15.31	0.10	[2]	3.43	3.53	(0.07)	— [11]	—	(0.07)	18.77	23.16	[4,5,27]	0.86	[7]	0.86		0.63		55		12
12-31-2005[9]	13.32	0.05	[2]	1.94	1.99	—	—	—	—	15.31	14.94	[3,5]	0.92	[6,7]	0.88	[6]	0.52	[6]	54		51	[28]

Franklin Templeton Founding Allocation
SERIES I
06-30-2008[1,36]	11.16	0.02	[2,15]	(0.51)	(0.49)	—	(0.18)	—	(0.18)	10.49	(4.47)[3,4,5]		0.12	[6,7,16]	0.07	[6,16,18]	0.43	[6,15]	6		2	[3]
SERIES II
06-30-2008[1]	12.05	0.02	[2,15]	(1.40)	(1.38)	—	(0.18)	—	(0.18)	10.49	(11.52)[3,4,5]		0.33	[6,7,16]	0.27	[6,16,18]	0.36	[6,15]	1,353		2	[3]
12-31-2007[17]	12.50	0.12	[2,15]	(0.50)	(0.38)	(0.07)	—	—	(0.07)	12.05	(3.08)[3,4,5]		0.33	[6,7,16]	0.28	[6,16,18]	1.47	[6,15]	1,139		2	[3]
SERIES NAV
06-30-2008[1,38]	11.26	—	[2,11,15]	(0.77)	(0.77)	—	—	—	—	10.49	(6.84)[3,5]		0.10	[6,7,16]	0.10	[6,16,18]	(0.10)[6]		—	[10]	2	[3]

Fundamental Value
SERIES I
06-30-2008[1]	16.50	0.07	[2]	(1.83)	(1.76)	(0.02)	(0.17)	—	(0.19)	14.55	(10.77)[3,4,5]		0.86	[6,7]	0.85	[6]	0.95	[6]	144		9	[3]
12-31-2007	16.82	0.19	[2]	0.47	0.66	(0.28)	(0.70)	—	(0.98)	16.50	4.04	[4,5]	0.85	[7]	0.85		1.13		177		8
12-31-2006	15.32	0.13	[2]	2.01	2.14	(0.12)	(0.52)	—	(0.64)	16.82	14.51	[4,5]	0.86	[7]	0.86		0.86		204		18
12-31-2005	14.14	0.12	[2]	1.12	1.24	(0.06)	—	—	(0.06)	15.32	8.84	[4,5]	0.92	[7]	0.90		0.84		202		36
12-31-2004	12.71	0.10	[2]	1.39	1.49	(0.06)	—	—	(0.06)	14.14	11.80	[4]	0.94		0.94		0.74		429		6
12-31-2003	9.82	0.08	[2]	2.84	2.92	(0.03)	—	—	(0.03)	12.71	29.83	[4]	0.97		0.97		0.78		355		12
SERIES II
06-30-2008[1]	16.45	0.06	[2]	(1.83)	(1.77)	(0.02)	(0.17)	—	(0.19)	14.49	(10.89)[3,4,5]		1.06	[6,7]	1.05	[6]	0.76	[6]	380		9	[3]
12-31-2007	16.74	0.16	[2]	0.47	0.63	(0.22)	(0.70)	—	(0.92)	16.45	3.87	[4,5]	1.05	[7]	1.05		0.92		445		8
12-31-2006	15.26	0.10	[2]	2.00	2.10	(0.10)	(0.52)	—	(0.62)	16.74	14.24	[4,5]	1.06	[7]	1.06		0.66		391		18
12-31-2005	14.07	0.09	[2]	1.13	1.22	(0.03)	—	—	(0.03)	15.26	8.70	[4,5]	1.12	[7]	1.10		0.63		270		36
12-31-2004	12.68	0.07	[2]	1.38	1.45	(0.06)	—	—	(0.06)	14.07	11.44	[4]	1.14		1.14		0.56		386		6
12-31-2003	9.82	0.06	[2]	2.83	2.89	(0.03)	—	—	(0.03)	12.68	29.57	[4]	1.17		1.17		0.59		203		12
SERIES NAV
06-30-2008[1]	16.45	0.08	[2]	(1.83)	(1.75)	(0.02)	(0.17)	—	(0.19)	14.51	(10.73)[3,4,5]		0.81	[6,7]	0.81	[6]	1.02	[6]	1,259		9	[3]
12-31-2007	16.78	0.20	[2]	0.46	0.66	(0.29)	(0.70)	—	(0.99)	16.45	4.08	[4,5]	0.80	[5]	0.80		1.18		789		8
12-31-2006	15.29	0.14	[2]	2.01	2.15	(0.14)	(0.52)	—	(0.66)	16.78	14.56	[4,5]	0.81	[7]	0.81		0.91		612		18
12-31-2005[13]	14.37	0.13	[2]	0.89	1.02	(0.10)	—	—	(0.10)	15.29	7.14	[3,4,5]	0.85	[6,7]	0.82	[6]	1.08	[6]	482		36

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Global
SERIES I
06-30-2008[1]	17.91	0.24	[2]	(2.77)	(2.53)	(0.02)	—	—	(0.02)	15.36	(14.13)[3,4,5]		0.99	[6,7]	0.97	[6]	3.02	[6]	236		6	[3]
12-31-2007	19.20	0.26	[2]	(0.02)	0.24	(0.45)	(1.08)	—	(1.53)	17.91	1.28	[4,5,8]	0.97	[7]	0.96		1.35		303		40
12-31-2006	16.17	0.27	[2]	2.99	3.26	(0.23)	—	—	(0.23)	19.20	20.32	[4,5]	1.01	[7]	0.99		1.58		359		27
12-31-2005	14.79	0.22	[2]	1.35	1.57	(0.19)	—	—	(0.19)	16.17	10.72	[4,5]	1.05	[7]	1.00		1.43		344		24
12-31-2004	13.11	0.18	[2]	1.73	1.91	(0.23)	—	—	(0.23)	14.79	14.75	[4,5]	1.05	[7]	1.00		1.36		358		39
12-31-2003	10.39	0.10	[2]	2.72	2.82	(0.10)	—	—	(0.10)	13.11	27.46	[4]	1.05		1.05		0.93		363		149
SERIES II
06-30-2008[1]	17.84	0.23	[2]	(2.77)	(2.54)	(0.01)	—	—	(0.01)	15.29	(14.28)[3,4,5]		1.19	[6,7]	1.17	[6]	2.81	[6]	49		6	[3]
12-31-2007	19.10	0.25	[2]	(0.05)	0.20	(0.38)	(1.08)	—	(1.46)	17.84	1.09	[4,5,8]	1.17	[7]	1.16		1.27		65		40
12-31-2006	16.09	0.24	[2]	2.97	3.21	(0.20)	—	—	(0.20)	19.10	20.09	[4,5]	1.21	[7]	1.19		1.38		41		27
12-31-2005	14.73	0.18	[2]	1.35	1.53	(0.17)	—	—	(0.17)	16.09	10.50	[4,5]	1.25	[7]	1.19		1.21		36		24
12-31-2004	13.07	0.16	[2]	1.72	1.88	(0.22)	—	—	(0.22)	14.73	14.53	[4,5]	1.25	[7]	1.20		1.21		28		39
12-31-2003	10.39	0.08	[2]	2.71	2.79	(0.11)	—	—	(0.11)	13.07	27.23	[4]	1.25		1.25		0.68		20		149
SERIES NAV
06-30-2008[1]	17.90	0.26	[2]	(2.78)	(2.52)	(0.02)	—	—	(0.02)	15.36	(14.13)[3,4,5]		0.95	[6,7]	0.93	[6]	3.17	[6]	456		6	[3]
12-31-2007	19.20	0.21	[2]	0.04 [20]	0.25	(0.47)	(1.08)	—	(1.55)	17.90	1.32	[4,5,8]	0.92	[7]	0.91		1.12		384		40
12-31-2006	16.17	0.27	[2]	3.00	3.27	(0.24)	—	—	(0.24)	19.20	20.42	[4,5]	0.96	[7]	0.96		1.56		2		27
12-31-2005[9]	14.36	0.11	[2]	1.70	1.81	—	—	—	—	16.17	12.60	[3,5]	0.97	[6,7]	0.91	[6]	0.99	[6]	—	[10]	24
Global Allocation
SERIES I
06-30-2008[1]	11.22	0.11	[2]	(0.94)	(0.83)	—	(0.02)	—	(0.02)	10.37	(7.41)[3,4,5]		1.03	[6,7]	1.03	[6]	2.06	[6]	69		55	[3]
12-31-2007	12.78	0.23	[2]	0.39	0.62	(0.84)	(1.34)	—	(2.18)	11.22	5.13	[4,5,8]	1.01	[7]	1.01		1.82		87		94
12-31-2006	11.38	0.21	[2]	1.31	1.52	(0.12)	—	—	(0.12)	12.78	13.50	[4,5]	1.02	[7]	1.02		1.77		94		90
12-31-2005	10.82	0.16	[2]	0.50	0.66	(0.10)	—	—	(0.10)	11.38	6.20	[4]	1.09		1.09		1.44		80		129
12-31-2004	9.70	0.14	[2]	1.08	1.22	(0.10)	—	—	(0.10)	10.82	12.73	[4]	1.10		1.10		1.38		110		76
12-31-2003	7.71	0.06	[2]	1.97	2.03	(0.04)	—	—	(0.04)	9.70	26.43	[4]	1.22		1.22		0.74		64		147
SERIES II
06-30-2008[1]	11.16	0.10	[2]	(0.94)	(0.84)	—	(0.02)	—	(0.02)	10.30	(7.54)[3,4,5]		1.23	[6,7]	1.23	[6]	1.84	[6]	202		55	[3]
12-31-2007	12.71	0.20	[2]	0.39	0.59	(0.80)	(1.34)	—	(2.14)	11.16	4.87	[4,5,8]	1.21	[7]	1.21		1.62		228		94
12-31-2006	11.32	0.19	[2]	1.30	1.49	(0.10)	—	—	(0.10)	12.71	13.28	[4,5]	1.22	[7]	1.22		1.57		199		90
12-31-2005	10.78	0.13	[2]	0.50	0.63	(0.09)	—	—	(0.09)	11.32	5.93	[4]	1.29		1.29		1.21		113		129
12-31-2004	9.68	0.11	[2]	1.09	1.20	(0.10)	—	—	(0.10)	10.78	12.52	[4]	1.30		1.30		1.12		93		76
12-31-2003	7.70	0.04	[2]	1.99	2.03	(0.05)	—	—	(0.05)	9.68	26.47	[4]	1.42		1.42		0.49		19		147
SERIES NAV
06-30-2008[1]	11.18	0.11	[2]	(0.93)	(0.82)	—	(0.02)	—	(0.02)	10.34	(7.34)[3,4,5]		0.98	[6,7]	0.98	[6]	2.08	[6]	14		55	[3]
12-31-2007	12.76	0.23	[2]	0.38	0.61	(0.85)	(1.34)	—	(2.19)	11.18	5.06	[4,5,8]	0.98	[7]	0.98		1.84		15		94
12-31-2006	11.37	0.22	[2]	1.31	1.53	(0.14)	—	—	(0.14)	12.76	13.58	[4,5]	0.97	[7]	0.97		1.80		2		90
12-31-2005[13]	10.87	0.16	[2]	0.46	0.62	(0.12)	—	—	(0.12)	11.37	5.81	[3,4]	0.94	[6]	0.94	[6]	1.92	[6]	—	[10]	129

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Net assets, end of period (in millions)		Portfolio turnover (%)
Global Real Estate
SERIES I
06-30-2008[1,14]	11.76	0.06 [2]	(1.76)	(1.70)	—	—	—	—	10.06	(14.46)[3,4,5]		1.20	[6,7]	1.20	[6]	3.16 [6]	—	[10]	30	[3]
SERIES NAV
06-30-2008[1]	12.11	0.14 [2]	(2.18)	(2.04)	—	—	—	—	10.07	(16.85)[3,4,5]		1.09	[6,7]	1.09	[6]	2.53 [6]	656		30	[3]
12-31-2007	15.26	0.21 [2]	(1.57)	(1.36)	(0.87)	(0.82)	(0.10)	(1.79)	12.11	(9.88)[4,5]		1.06	[7]	1.06		1.42	530		87
12-31-2006[39]	12.50	0.16 [2]	2.60	2.76	—	—	—	—	15.26	22.08	[3,5]	1.07	[6,7]	1.07	[6]	1.84 [6]	431		112	[3]
Growth Equity
SERIES NAV
06-30-2008[1,38]	12.50	— [2,11]	(0.68)	(0.68)	—	—	—	—	11.82	(5.44)[3,5]		0.81	[6,7]	0.81	[6]	0.14 [6]	483		15	[3]
Health Sciences
SERIES I
06-30-2008[1]	15.10	(0.03)[2]	(1.35)	(1.38)	—	(0.31)	—	(0.31)	13.41	(9.18)[3,4,5]		1.20	[6,7]	1.14	[6]	(0.45)[6]	121		22	[3]
12-31-2007	15.71	(0.08)[2]	2.67	2.59	—	(3.20)	—	(3.20)	15.10	17.67	[4,5,8]	1.19	[7]	1.14		(0.52)[43]	143		50
12-31-2006	15.97	(0.12)[2]	1.35	1.23	—	(1.49)	—	(1.49)	15.71	8.51	[4,5]	1.19	[7]	1.16		(0.77)	133		52
12-31-2005	15.44	(0.13)[2]	1.81	1.68	—	(1.15)	—	(1.15)	15.97	12.50	[4,5]	1.22	[7]	1.19		(0.89)	132		67	[28]
12-31-2004	13.39	(0.12)[2]	2.17	2.05	—	—	—	—	15.44	15.31	[5]	1.21	[7]	1.18		(0.84)	121		48
12-31-2003	9.83	(0.10)[2]	3.66	3.56	—	—	—	—	13.39	36.22	[5]	1.23	[7]	1.21		(0.82)	101		44
SERIES II
06-30-2008[1]	14.89	(0.04)[2]	(1.34)	(1.38)	—	(0.31)	—	(0.31)	13.20	(9.24)[3,4,5]		1.40	[6,7]	1.34	[6]	(0.65)[6]	66		22	[3]
12-31-2007	15.56	(0.11)[2]	2.64	2.53	—	(3.20)	—	(3.20)	14.89	17.44	[4,5,8]	1.39	[7]	1.34		(0.72)[43]	81		50
12-31-2006	15.86	(0.15)[2]	1.34	1.19	—	(1.49)	—	(1.49)	15.56	8.30	[4,5]	1.39	[7]	1.36		(0.97)	81		52
12-31-2005	15.37	(0.16)[2]	1.80	1.64	—	(1.15)	—	(1.15)	15.86	12.28	[4,5]	1.42	[7]	1.39		(1.09)	85		67	[28]
12-31-2004	13.36	(0.15)[2]	2.16	2.01	—	—	—	—	15.37	15.04	[5]	1.41	[7]	1.38		(1.04)	78		48
12-31-2003	9.83	(0.12)[2]	3.65	3.53	—	—	—	—	13.36	35.91	[5]	1.43	[7]	1.41		(1.04)	54		44
SERIES NAV
06-30-2008[1]	15.12	(0.03)[2]	(1.34)	(1.37)	—	(0.31)	—	(0.31)	13.44	(9.10)[3,4,5]		1.15	[6,7]	1.09	[6]	(0.40)[6]	30		22	[3]
12-31-2007	15.72	(0.08)[2]	2.68	2.60	—	(3.20)	—	(3.20)	15.12	17.73	[4,5,8]	1.14	[7]	1.09		(0.48)[43]	34		50
12-31-2006	15.98	(0.11)[2]	1.34	1.23	—	(1.49)	—	(1.49)	15.72	8.50	[4,5]	1.14	[7]	1.11		(0.72)	30		52
12-31-2005[9]	12.99	(0.08)[2]	3.07	2.99	—	—	—	—	15.98	23.02	[3,5]	1.12	[6,7]	1.12	[6]	(0.81)[6]	29		67	[28]

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Income & Value
SERIES I
06-30-2008[1]	10.86	0.12	[2]	(1.19)	(1.07)	(0.05)	(0.20)	—	(0.25)	9.54	(10.00)[3,4,5]		0.94	[6,7]	0.93	[6]	2.27	[6]	326	37	[3,44]
12-31-2007	12.11	0.25	[2]	(0.12)	0.13	(0.50)	(0.88)	—	(1.38)	10.86	1.11	[4,5,8]	0.91	[7]	0.91		2.02		399	56	[44]
12-31-2006	11.37	0.23	[2]	0.74	0.97	(0.23)	—	—	(0.23)	12.11	8.66	[4,5]	0.91	[7]	0.91		1.94		483	62
12-31-2005	10.99	0.18	[2]	0.38	0.56	(0.18)	—	—	(0.18)	11.37	5.22	[4]	0.90		0.90		1.70		525	54
12-31-2004	10.35	0.16	[2]	0.62	0.78	(0.14)	—	—	(0.14)	10.99	7.64	[4]	0.88	[45]	0.88	[45]	1.53		629	83	[28]
12-31-2003	8.36	0.13	[2]	2.04	2.17	(0.18)	—	—	(0.18)	10.35	26.48	[4]	0.87		0.87		1.45		522	91
SERIES II
06-30-2008[1]	10.80	0.10	[2]	(1.17)	(1.07)	(0.04)	(0.20)	—	(0.24)	9.49	(10.00)[3,4,5]		1.14	[6,7]	1.13	[6]	2.07	[6]	70	37	[3,44]
12-31-2007	12.03	0.22	[2]	(0.12)	0.10	(0.45)	(0.88)	—	(1.33)	10.80	0.91	[4,5,8]	1.11	[7]	1.11		1.82		88	56	[44]
12-31-2006	11.30	0.20	[2]	0.74	0.94	(0.21)	—	—	(0.21)	12.03	8.42	[4,5]	1.11	[7]	1.11		1.74		102	62
12-31-2005	10.93	0.16	[2]	0.37	0.53	(0.16)	—	—	(0.16)	11.30	4.98	[4]	1.10		1.10		1.50		110	54
12-31-2004	10.31	0.14	[2]	0.62	0.76	(0.14)	—	—	(0.14)	10.93	7.42	[4]	1.08	[45]	1.08	[45]	1.32		126	83	[28]
12-31-2003	8.35	0.11	[2]	2.04	2.15	(0.19)	—	—	(0.19)	10.31	26.29	[4]	1.07		1.07		1.19		81	91
SERIES NAV
06-30-2008[1]	10.86	0.12	[2]	(1.19)	(1.07)	(0.05)	(0.20)	—	(0.25)	9.54	(9.99)[3,4,5]		0.89	[6,7]	0.88	[6]	2.34	[6]	2	37	[3,44]
12-31-2007	12.12	0.25	[2]	(0.12)	0.13	(0.51)	(0.88)	—	(1.39)	10.86	1.12	[4,5,8]	0.86	[7]	0.86		2.07		2	56	[44]
12-31-2006	11.37	0.23	[2]	0.75	0.98	(0.23)	—	—	(0.23)	12.12	8.78	[4,5]	0.86	[7]	0.86		2.00		2	62
12-31-2005[9]	10.44	0.13	[2]	0.80	0.93	—	—	—	—	11.37	8.91	[3]	0.87	[6]	0.87	[6]	1.70	[6]	1	54
International Core
SERIES I
06-30-2008[1]	14.39	0.21	[2]	(1.58)	(1.37)	(0.08)	(0.16)	—	(0.24)	12.78	(9.53)[3,4,5]		1.10	[6,7]	1.10	[6]	3.18	[6]	106	33	[3]
12-31-2007	15.16	0.32	[2]	1.33	1.65	(0.35)	(2.07)	—	(2.42)	14.39	11.49	[4,5,8]	1.07	[7]	1.07		2.07		129	39
12-31-2006	12.78	0.28	[2]	2.79	3.07	(0.08)	(0.61)	—	(0.69)	15.16	24.69	[4,5]	1.04	[7]	1.04		2.01		141	39
12-31-2005	11.11	0.12	[2]	1.64	1.76	(0.09)	—	—	(0.09)	12.78	15.94	[4]	1.19		1.19		1.03		134	147
12-31-2004	9.69	0.12	[2]	1.38	1.50	(0.08)	—	—	(0.08)	11.11	15.59	[4]	1.16		1.16		1.18		366	76
12-31-2003	7.48	0.08	[2]	2.17	2.25	(0.04)	—	—	(0.04)	9.69	30.27	[4]	1.17		1.17		1.07		289	159
SERIES II
06-30-2008[1]	14.46	0.20	[2]	(1.58)	(1.38)	(0.08)	(0.16)	—	(0.24)	12.84	(9.59)[3,4,5]		1.30	[6,7]	1.30	[6]	2.98	[6]	43	33	[3]
12-31-2007	15.21	0.29	[2]	1.33	1.62	(0.30)	(2.07)	—	(2.37)	14.46	11.21	[4,5,8]	1.27	[7]	1.27		1.85		53	39
12-31-2006	12.82	0.24	[2]	2.82	3.06	(0.06)	(0.61)	—	(0.67)	15.21	24.54	[4,5]	1.24	[7]	1.24		1.76		46	39
12-31-2005	11.08	0.01	[2]	1.73	1.74	—	—	—	—	12.82	15.70		1.36		1.36		0.05		33	147
12-31-2004	9.68	0.10	[2]	1.38	1.48	(0.08)	—	—	(0.08)	11.08	15.35	[4]	1.36		1.36		0.99		253	76
12-31-2003	7.48	0.05	[2]	2.20	2.25	(0.05)	—	—	(0.05)	9.68	30.26	[4]	1.37		1.37		0.65		100	159
SERIES NAV
06-30-2008[1]	14.36	0.21	[2]	(1.58)	(1.37)	(0.08)	(0.16)	—	(0.24)	12.75	(9.54)[3,4,5]		1.05	[6,7]	1.04	[6]	3.24	[6]	1,016	33	[3]
12-31-2007	15.14	0.32	[2]	1.34	1.66	(0.37)	(2.07)	—	(2.44)	14.36	11.54	[4,5,8]	1.02	[7]	1.02		2.06		1,487	39
12-31-2006	12.76	0.27	[2]	2.80	3.07	(0.08)	(0.61)	—	(0.69)	15.14	24.73	[4,5]	0.99	[7]	0.99		1.95		1,160	39
12-31-2005[13]	11.44	0.17	[2]	1.27	1.44	(0.12)	—	—	(0.12)	12.76	12.78	[3,4]	1.19	[6]	1.19	[6]	1.72	[6]	702	147

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
International Opportunities
SERIES I
06-30-2008[1]	17.66	0.17	[2]	(2.44)	(2.27)	(0.03)	(0.62)	—	(0.65)	14.74	(13.04)[3,4,5]		1.05	[6,7]	1.05	[6]	2.18	[6]	7		48	[3]
12-31-2007	18.15	0.23	[2]	3.10	3.33	(0.29)	(3.53)	—	(3.82)	17.66	20.10	[4,5]	1.04	[7]	1.04		1.22		10		122
12-31-2006	15.53	0.12	[2]	3.47	3.59	(0.10)	(0.87)	—	(0.97)	18.15	23.83	[4,5]	1.07	[7]	1.07		0.74		6		102
12-31-2005[46]	12.50	0.02	[2]	3.01	3.03	—	—	—	—	15.53	24.24	[3]	1.19	[6]	1.19	[6]	0.22	[6]	—	[10]	101	[3]
SERIES II
06-30-2008[1]	17.69	0.13	[2]	(2.42)	(2.29)	(0.02)	(0.62)	—	(0.64)	14.76	(13.12)[3,4,5]		1.25	[6,7]	1.25	[6]	1.68	[6]	64		48	[3]
12-31-2007	18.17	0.23	[2]	3.05	3.28	(0.23)	(3.53)	—	(3.76)	17.69	19.77	[4,5]	1.24	[7]	1.24		1.24		84		122
12-31-2006	15.51	0.07	[2]	3.53	3.60	(0.07)	(0.87)	—	(0.94)	18.17	23.90	[4,5]	1.25	[7]	1.25		0.43		44		102
12-31-2005[46]	12.50	0.03	[2]	2.98	3.01	—	—	—	—	15.51	24.08	[3]	1.42	[6]	1.42	[6]	0.25	[6]	13		101	[3]
SERIES NAV
06-30-2008[1]	17.66	0.16	[2]	(2.43)	(2.27)	(0.03)	(0.62)	—	(0.65)	14.74	(13.03)[3,4,5]		1.00	[6,7]	1.00	[6]	1.99	[6]	844		48	[3]
12-31-2007	18.17	0.26	[2]	3.07	3.33	(0.31)	(3.53)	—	(3.84)	17.66	20.10	[4,5]	0.99	[7]	0.99		1.43		870		122
12-31-2006	15.54	0.11	[2]	3.50	3.61	(0.11)	(0.87)	—	(0.98)	18.17	23.96	[4,5]	1.00	[7]	1.00		0.66		666		102
12-31-2005[46]	12.50	0.14	[2]	2.90	3.04	—	—	—	—	15.54	24.32	[3]	1.11	[6]	1.11	[6]	1.48	[6]	332		101	[3]
International Small Cap
SERIES I
06-30-2008[1]	18.79	0.24	[2]	(2.55)	(2.31)	(0.05)	(0.22)	—	(0.27)	16.21	(12.39)[3,4,5]		1.18	[6,7]	1.18	[6]	2.80	[6]	106		9	[3]
12-31-2007	24.30	0.27	[2]	2.10	2.37	(0.71)	(7.17)	—	(7.88)	18.79	10.18	[4,5,8]	1.17	[7]	1.17		1.13		144		24
12-31-2006	19.29	0.31	[2]	4.93	5.24	(0.23)	—	—	(0.23)	24.30	27.34	[4,5]	1.16	[7]	1.16		1.45		156		41
12-31-2005	17.63	0.23	[2]	1.59	1.82	(0.16)	—	—	(0.16)	19.29	10.39	[4]	1.22		1.22		1.31		139		47
12-31-2004	14.56	0.22	[2]	2.87	3.09	(0.02)	—	—	(0.02)	17.63	21.23	[4]	1.24		1.24		1.44		309		32
12-31-2003	9.41	0.08	[2]	5.07	5.15	—	—	—	—	14.56	54.73		1.32		1.32		0.66		246		140
SERIES II
06-30-2008[1]	18.87	0.22	[2]	(2.55)	(2.33)	(0.04)	(0.22)	—	(0.26)	16.28	(12.43)[3,4,5]		1.38	[6,7]	1.38	[6]	2.59	[6]	49		9	[3]
12-31-2007	24.35	0.21	[2]	2.11	2.32	(0.63)	(7.17)	—	(7.80)	18.87	9.90	[4,5,8]	1.37	[7]	1.37		0.90		71		24
12-31-2006	19.31	0.27	[2]	4.97	5.24	(0.20)	—	—	(0.20)	24.35	27.29	[4,5]	1.36	[7]	1.36		1.28		59		41
12-31-2005	17.58	0.15	[2]	1.62	1.77	(0.04)	—	—	(0.04)	19.31	10.10	[4]	1.41		1.41		0.83		47		47
12-31-2004	14.54	0.17	[2]	2.89	3.06	(0.02)	—	—	(0.02)	17.58	21.03	[4]	1.44		1.44		1.10		187		32
12-31-2003	9.41	0.05	[2]	5.08	5.13	—	—	—	—	14.54	54.42		1.52		1.52		0.41		74		140
SERIES NAV
06-30-2008[1]	18.73	0.25	[2]	(2.55)	(2.30)	(0.05)	(0.22)	—	(0.27)	16.16	(12.37)[3,4,5]		1.13	[6,7]	1.13	[6]	2.92	[6]	260		9	[3]
12-31-2007	24.26	0.28	[2]	2.09	2.37	(0.73)	(7.17)	—	(7.90)	18.73	10.20	[4,5,8]	1.12	[7]	1.12		1.18		403		24
12-31-2006	19.25	0.30	[2]	4.95	5.25	(0.24)	—	—	(0.24)	24.26	27.46	[4,5]	1.11	[7]	1.11		1.38		413		41
12-31-2005[13]	18.52	0.23	[2]	0.70	0.93	(0.20)	—	—	(0.20)	19.25	5.11	[3,4]	1.16	[6]	1.16	[6]	1.52	[6]	381		47
International Small Company
SERIES NAV
06-30-2008[1]	12.18	0.15	[2]	(1.28)	(1.13)	—	—	—	—	11.05	(9.28)[3,5]		1.08	[6,7]	1.08	[6]	2.68	[6]	380		4	[3]
12-31-2007	13.24	0.15	[2]	0.52	0.67	(0.22)	(1.51)	—	(1.73)	12.18	5.43	[4,5]	1.11	[7]	1.10		1.08		227		29
12-31-2006[39]	12.50	0.08	[2]	0.66	0.74	—	—	—	—	13.24	5.92	[3,5]	1.12	[6,7]	1.12	[6]	0.96	[6]	235		51	[3]

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
International Value
SERIES I
06-30-2008[1]	17.14	0.34	[2]	(2.67)	(2.33)	(0.03)	(0.44)	—	(0.47)	14.34	(13.77)[3,4,5]		1.02	[6,7]	1.01	[6]	4.37	[6]	285		10	[3]
12-31-2007	19.38	0.43	[2]	1.26	1.69	(0.84)	(3.09)	—	(3.93)	17.14	9.53	[4,5,8]	1.02	[7]	1.00		2.32		387		24
12-31-2006	15.99	0.46	[2]	4.05	4.51	(0.33)	(0.79)	—	(1.12)	19.38	29.59	[4,5]	0.98	[7]	0.97		2.67		453		38
12-31-2005	14.80	0.33	[2]	1.20	1.53	(0.15)	(0.19)	—	(0.34)	15.99	10.54	[4,5]	1.06	[7]	1.02		2.23		404		76	[28]
12-31-2004	12.33	0.21	[2]	2.42	2.63	(0.16)	—	—	(0.16)	14.80	21.54	[4,5]	1.07	[7]	1.00		1.64		462		29
12-31-2003	8.60	0.21	[2]	3.60	3.81	(0.08)	—	—	(0.08)	12.33	44.86	[4,5]	1.13	[7]	1.12		2.18		267		51
SERIES II
06-30-2008[1]	17.09	0.32	[2]	(2.66)	(2.34)	(0.02)	(0.44)	—	(0.46)	14.29	(13.84)[3,4,5]		1.22	[6,7]	1.21	[6]	4.21	[6]	197		10	[3]
12-31-2007	19.30	0.39	[2]	1.26	1.65	(0.77)	(3.09)	—	(3.86)	17.09	9.36	[4,5,8]	1.22	[7]	1.20		2.12		259		24
12-31-2006	15.94	0.42	[2]	4.03	4.45	(0.30)	(0.79)	—	(1.09)	19.30	29.27	[4,5]	1.18	[7]	1.17		2.46		252		38
12-31-2005	14.74	0.27	[2]	1.22	1.49	(0.10)	(0.19)	—	(0.29)	15.94	10.31	[4,5]	1.26	[7]	1.22		1.80		213		76	[28]
12-31-2004	12.29	0.19	[2]	2.41	2.60	(0.15)	—	—	(0.15)	14.74	21.37	[4,5]	1.27	[7]	1.20		1.50		371		29
12-31-2003	8.60	0.18	[2]	3.60	3.78	(0.09)	—	—	(0.09)	12.29	44.52	[4,5]	1.33	[7]	1.32		1.78		138		51
SERIES NAV
06-30-2008[1]	17.06	0.34	[2]	(2.66)	(2.32)	(0.03)	(0.44)	—	(0.47)	14.27	(13.77)[3,4,5]		0.97	[6,7]	0.96	[6]	4.48	[6]	984		10	[3]
12-31-2007	19.31	0.43	[2]	1.26	1.69	(0.85)	(3.09)	—	(3.94)	17.06	9.61	[4,5,8]	0.97	[7]	0.95		2.32		1,103		24
12-31-2006	15.94	0.46	[2]	4.04	4.50	(0.34)	(0.79)	—	(1.13)	19.31	29.61	[4,5]	0.93	[7]	0.92		2.67		921		38
12-31-2005[13]	15.29	0.34	[2]	0.68	1.02	(0.18)	(0.19)	—	(0.37)	15.94	6.87	[3,4,5]	1.01	[6,7]	0.97	[6]	2.65	[6]	682		76	[28]
Large Cap
SERIES I
06-30-2008[1]	14.44	0.08	[2]	(1.77)	(1.69)	—	—	—	—	12.75	(11.70)[3,5]		0.80	[6,7]	0.79	[6]	1.19	[6]	231		31	[3]
12-31-2007	15.74	0.17	[2]	0.05 [20]	0.22	(0.20)	(1.32)	—	(1.52)	14.44	1.40	[4,5,8]	0.80	[7]	0.79		1.08		295		43	[28]
12-31-2006	14.13	0.16	[2]	1.82	1.98	(0.03)	(0.34)	—	(0.37)	15.74	14.36	[4,5]	0.85	[7]	0.85		1.14		1		31
12-31-2005[46]	12.50	0.05	[2]	1.58	1.63	—	—	—	—	14.13	13.04	[3]	1.15	[6]	1.15	[6]	0.58	[6]	—	[10]	46	[3]
SERIES II
06-30-2008[1]	14.40	0.07	[2]	(1.77)	(1.70)	—	—	—	—	12.70	(11.81)[3,5]		1.00	[6,7]	0.99	[6]	0.99	[6]	15		31	[3]
12-31-2007	15.66	0.14	[2]	0.06 [20]	0.20	(0.14)	(1.32)	—	(1.46)	14.40	1.27	[4,5,8]	1.00	[7]	1.00		0.88		20		43	[28]
12-31-2006	14.09	0.12	[2]	1.83	1.95	(0.04)	(0.34)	—	(0.38)	15.66	14.15	[4,5]	1.08	[7]	1.08		0.80		2		31
12-31-2005[46]	12.50	0.05	[2]	1.54	1.59	—	—	—	—	14.09	12.72	[3]	1.11	[6]	1.11	[6]	0.53	[6]	1		46	[3]
SERIES NAV
06-30-2008[1]	14.41	0.08	[2]	(1.77)	(1.69)	—	—	—	—	12.72	(11.73)[3,5]		0.75	[6,7]	0.74	[6]	1.23	[6]	347		31	[3]
12-31-2007	15.70	0.17	[2]	0.07 [20]	0.24	(0.21)	(1.32)	—	(1.53)	14.41	1.53	[4,5,8]	0.78	[7]	0.77		1.09		370		43	[28]
12-31-2006	14.12	0.15	[2]	1.83	1.98	(0.06)	(0.34)	—	(0.40)	15.70	14.38	[4,5]	0.83	[7]	0.83		1.03		209		31
12-31-2005[46]	12.50	0.07	[2]	1.55	1.62	—	—	—	—	14.12	12.96	[3]	0.94	[6]	0.94	[6]	0.75	[6]	125		46	[3]

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Large Cap Value
SERIES I
06-30-2008[1]	22.37	0.10	[2]	(2.63)	(2.53)	(0.05)	—	—	(0.05)	19.79	(11.30)[3,4,5]		0.89	[6,7]	0.89	[6]	0.99	[6]	58		30	[3]
12-31-2007	23.07	0.21	[2]	0.79	1.00	(0.23)	(1.47)	—	(1.70)	22.37	4.38	[4,5,8]	0.90	[7]	0.90		0.87		75		67
12-31-2006	21.70	0.20	[2]	3.08	3.28	(0.10)	(1.81)	—	(1.91)	23.07	15.93	[4,5]	0.96	[7]	0.96		0.90		87		61	[28]
12-31-2005	18.79	0.10	[2]	2.81	2.91	—	—	—	—	21.70	15.49		0.97		0.97		0.50		10		105
12-31-2004	15.66	0.20	[2]	3.19	3.39	(0.12)	(0.14)	—	(0.26)	18.79	21.80	[4]	1.03		1.03		1.22		71		109
12-31-2003[34]	12.50	—	[2,11]	3.46	3.46	(0.30)	—	—	(0.30)	15.66	27.65	[3,4,5]	2.86	[6,7]	1.40	[6]	(0.02)[6]		6		105	[3]
SERIES II
06-30-2008[1]	22.29	0.08	[2]	(2.62)	(2.54)	(0.05)	—	—	(0.05)	19.70	(11.42)[3,4,5]		1.10	[6,7]	1.09	[6]	0.80	[6]	36		30	[3]
12-31-2007	22.96	0.16	[2]	0.80	0.96	(0.16)	(1.47)	—	(1.63)	22.29	4.18	[4,5,8]	1.10	[7]	1.10		0.68		48		67
12-31-2006	21.60	0.11	[2]	3.12	3.23	(0.06)	(1.81)	—	(1.87)	22.96	15.75	[4,5]	1.14	[7]	1.14		0.52		63		61	[28]
12-31-2005	18.74	0.08	[2]	2.78	2.86	—	—	—	—	21.60	15.26		1.18		1.18		0.39		90		105
12-31-2004	15.64	0.17	[2]	3.18	3.35	(0.11)	(0.14)	—	(0.25)	18.74	21.53	[4]	1.23		1.23		1.00		102		109
12-31-2003[34]	12.50	(0.03)[2]		3.47	3.44	(0.30)	—	—	(0.30)	15.64	27.49	[3,4,5]	3.06	[6,7]	1.60	[6]	(0.27)[6]		8		105	[3]
SERIES NAV
06-30-2008[1]	22.38	0.11	[2]	(2.63)	(2.52)	(0.06)	—	—	(0.06)	19.80	(11.28)[3,4,5]		0.85	[6,7]	0.84	[6]	1.07	[6]	611		30	[3]
12-31-2007	23.09	0.22	[2]	0.80	1.02	(0.26)	(1.47)	—	(1.73)	22.38	4.45	[4,5,8]	0.85	[7]	0.85		0.93		506		67
12-31-2006	21.71	0.19	[2]	3.11	3.30	(0.11)	(1.81)	—	(1.92)	23.09	16.03	[4,5]	0.89	[7]	0.89		0.86		386		61	[28]
12-31-2005[34]	19.80	0.10	[2]	1.81	1.91	—	—	—	—	21.71	9.65	[3,4]	0.91	[6]	0.91	[6]	0.56	[6]	146		105
Managed
SERIES NAV
06-30-2008[1]	12.68	0.16	[2]	(1.14)	(0.98)	(0.07)	(0.07)	—	(0.14)	11.56	(7.77)[3,4,5]		0.74	[6,7]	0.74	[6]	2.61	[6]	1,194		68	[3,44]
12-31-2007	13.42	0.38	[2]	(0.12)	0.26	(0.73)	(0.27)	—	(1.00)	12.68	1.95	[4,5]	0.71	[7]	0.71		2.83		1,405		75
12-31-2006	13.59	0.32	[2]	0.62	0.94	(0.20)	(0.91)	—	(1.11)	13.42	7.48	[4,5]	0.72	[7]	0.72		2.43		1,623		74
12-31-2005[47]	13.58	0.26	[2]	0.11	0.37	(0.08)	(0.28)	—	(0.36)	13.59	2.71	[4]	0.77		0.77		1.88		1,901		255
12-31-2004[41]	12.80	0.23		0.80	1.03	(0.25)	—	—	(0.25)	13.58	8.18	[4]	0.77		0.77		1.87		2,079		234
12-31-2003[41,42]	11.15	0.21		1.89	2.10	(0.39)	—	(0.06)	(0.45)	12.80	19.00	[4]	0.74		0.74		1.75		2,071		216
Mid Cap Intersection
SERIES I
06-30-2008[1]	11.64	0.01	[2]	(0.47)	(0.46)	— [11]	—	—	— [11]	11.18	(3.95)[3,4,5]		0.97	[6,7]	0.97	[6]	0.20	[6]	—	[10]	41	[3]
12-31-2007[48]	12.50	—	[2,11]	(0.86)	(0.86)	—	—	—	—	11.64	(6.88)[5]		0.98	[6,7]	0.98	[6]	—	[6]	—	[10]	87	[3]
SERIES II
06-30-2008[1]	11.62	—	[2,11]	(0.47)	(0.47)	— [11]	—	—	— [11]	11.15	(4.04)[3,4,5]		1.18	[6,7]	1.18	[6]	0.06	[6]	7		41	[3]
12-31-2007[48]	12.50	(0.02)[2]		(0.86)	(0.88)	—	—	—	—	11.62	(7.04)[5]		1.18	[6,7]	1.18	[6]	(0.24)[6]		2		87	[3]
SERIES NAV
06-30-2008[1]	11.64	0.01	[2]	(0.47)	(0.46)	—	—	—	—	11.18	(3.94)[3,5]		0.92	[6,7]	0.92	[6]	0.14	[6]	215		41	[3]
12-31-2007[48]	12.50	—	[2,11]	(0.86)	(0.86)	— [11]	—	—	— [11]	11.64	(6.87)[4,5]		0.93	[6,7]	0.93	[6]	0.03	[6]	304		87	[3]

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Stock
SERIES I
06-30-2008[1]	15.98	(0.01)[2]		(1.65)	(1.66)	—	(0.38)	—	(0.38)	13.94	(10.31)[3,4,5]		0.93	[6,7]	0.93	[6]	(0.08)[6]	343	69	[3,28]
12-31-2007	16.97	(0.03)[2]		3.63	3.60	—	(4.59)	—	(4.59)	15.98	23.57	[4,5,8]	0.94	[7]	0.93		(0.20)	355	133
12-31-2006	15.57	—	[2,11]	2.07	2.07	—	(0.67)	—	(0.67)	16.97	13.55	[4,5,27]	0.93	[7]	0.93		— [56]	361	123
12-31-2005	14.13	(0.04)[2]		1.99	1.95	—	(0.51)	—	(0.51)	15.57	14.57	[4]	0.97		0.97		(0.31)	383	196	[28]
12-31-2004	11.87	(0.05)[2]		2.31	2.26	—	—	—	—	14.13	19.04		0.96		0.96		(0.43)	349	128
12-31-2003	8.34	(0.05)[2]		3.58	3.53	—	—	—	—	11.87	42.33		0.99		0.99		(0.55)	260	132
SERIES II
06-30-2008[1]	15.76	(0.02)[2]		(1.64)	(1.66)	—	(0.38)	—	(0.38)	13.72	(10.45)[3,4,5]		1.13	[6,7]	1.13	[6]	(0.28)[6]	185	69	[3,28]
12-31-2007	16.82	(0.07)[2]		3.60	3.53	—	(4.59)	—	(4.59)	15.76	23.35	[4,5,8]	1.14	[7]	1.13		(0.40)	206	133
12-31-2006	15.47	(0.03)[2]		2.05	2.02	—	(0.67)	—	(0.67)	16.82	13.31	[4,5,27]	1.13	[7]	1.13		(0.18)	183	123
12-31-2005	14.06	(0.07)[2]		1.99	1.92	—	(0.51)	—	(0.51)	15.47	14.42	[4]	1.17		1.17		(0.52)	178	196	[28]
12-31-2004	11.84	(0.07)[2]		2.29	2.22	—	—	—	—	14.06	18.75		1.16		1.16		(0.58)	226	128
12-31-2003	8.34	(0.08)[2]		3.58	3.50	—	—	—	—	11.84	41.97		1.19		1.19		(0.75)	116	132
SERIES NAV
06-30-2008[1]	16.03	—	[2,11]	(1.67)	(1.67)	—	(0.38)	—	(0.38)	13.98	(10.34)[3,4,5]		0.89	[6,7]	0.88	[6]	(0.03)[6]	578	69	[3,28]
12-31-2007	17.01	(0.02)[2]		3.63	3.61	— [11]	(4.59)	—	(4.59)	16.03	23.59	[4,5,8]	0.89	[7]	0.88		(0.13)	702	133
12-31-2006	15.59	0.02	[2]	2.07	2.09	—	(0.67)	—	(0.67)	17.01	13.66	[4,5,27]	0.88	[7]	0.88		0.09	473	123
12-31-2005[13]	13.50	(0.02)[2]		2.62	2.60	—	(0.51)	—	(0.51)	15.59	20.07	[3,4]	0.91	[6]	0.91	[6]	(0.21)[6]	399	196	[28]
Mid Cap Value
SERIES I
06-30-2008[1]	12.83	0.07	[2]	(1.74)	(1.67)	(0.03)	(0.46)	—	(0.49)	10.67	(13.10)[3,4,5]		0.96	[6,7]	0.96	[6]	1.20 [6]	140	7	[3]
12-31-2007	17.56	0.10	[2]	0.17 [20]	0.27	(0.19)	(4.81)	—	(5.00)	12.83	0.70	[4,5,8]	0.95	[7]	0.95		0.59	191	50
12-31-2006	18.83	0.10	[2]	1.88	1.98	(0.13)	(3.12)	—	(3.25)	17.56	12.27	[4,5]	0.95	[7]	0.95		0.62	264	22
12-31-2005	18.14	0.11	[2]	1.28	1.39	(0.08)	(0.62)	—	(0.70)	18.83	8.00	[4]	0.96		0.96		0.61	295	35
12-31-2004	14.65	0.10	[2]	3.47	3.57	(0.08)	—	—	(0.08)	18.14	24.46	[4]	0.97		0.97		0.61	399	19
12-31-2003	11.74	0.09	[2]	2.87	2.96	(0.05)	—	—	(0.05)	14.65	25.36	[4]	0.99		0.99		0.76	283	34
SERIES II
06-30-2008[1]	12.78	0.06	[2]	(1.73)	(1.67)	(0.02)	(0.46)	—	(0.48)	10.63	(13.12)[3,4,5]		1.16	[6,7]	1.16	[6]	1.01 [6]	126	7	[3]
12-31-2007	17.48	0.06	[2]	0.18 [20]	0.24	(0.13)	(4.81)	—	(4.94)	12.78	0.50	[4,5,8]	1.15	[7]	1.15		0.39	163	50
12-31-2006	18.76	0.07	[2]	1.87	1.94	(0.10)	(3.12)	—	(3.22)	17.48	12.03	[4,5]	1.15	[7]	1.15		0.42	216	22
12-31-2005	18.08	0.07	[2]	1.28	1.35	(0.05)	(0.62)	—	(0.67)	18.76	7.76	[4]	1.16		1.16		0.41	244	35
12-31-2004	14.62	0.07	[2]	3.46	3.53	(0.07)	—	—	(0.07)	18.08	24.22	[4]	1.17		1.17		0.42	296	19
12-31-2003	11.74	0.07	[2]	2.86	2.93	(0.05)	—	—	(0.05)	14.62	25.14	[4]	1.19		1.19		0.54	171	34
SERIES NAV
06-30-2008[1]	12.81	0.07	[2]	(1.73)	(1.66)	(0.03)	(0.46)	—	(0.49)	10.66	(13.04)[3,4,5]		0.91	[6,7]	0.91	[6]	1.23 [6]	86	7	[3]
12-31-2007	17.55	0.12	[2]	0.16 [20]	0.28	(0.21)	(4.81)	—	(5.02)	12.81	0.72	[4,5,8]	0.90	[7]	0.90		0.75	164	50
12-31-2006	18.83	0.11	[2]	1.87	1.98	(0.14)	(3.12)	—	(3.26)	17.55	12.30	[4,5]	0.90	[7]	0.90		0.90	25	22
12-31-2005[13]	18.08	0.10	[2]	1.38	1.48	(0.11)	(0.62)	—	(0.73)	18.83	8.51	[3,4]	0.89	[6]	0.89	[6]	0.68 [6]	83	35
Mid Cap Value Equity
SERIES NAV
06-30-2008[1]	13.91	0.05	[2]	(1.51)	(1.46)	(0.03)	(0.29)	—	(0.32)	12.13	(10.60)[3,4,5]		0.98	[6,7]	0.98	[6]	0.77 [6]	69	21	[3]
12-31-2007	13.07	0.15	[2]	1.25	1.40	(0.18)	(0.38)	—	(0.56)	13.91	10.72	[4,5]	0.92	[7]	0.92		1.03	146	30
12-31-2006[39]	12.50	0.09	[2]	0.48	0.57	—	—	—	—	13.07	4.56	[3,5]	0.99	[6,7]	0.99	[6]	1.07 [6]	112	25	[3]

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Value
SERIES I
06-30-2008[1]	10.69	0.06	[2]	(0.94)	(0.88)	(0.04)	(0.20)	—	(0.24)	9.57	(8.34)[3,4,5]		1.11	[6,7]	1.06	[6]	1.11	[6]	12	29	[3]
12-31-2007	13.67	0.22	[2]	(0.11)	0.11	(0.28)	(2.81)	—	(3.09)	10.69	0.51	[4,5]	1.09	[7]	1.04		1.70	[43]	11	69
12-31-2006	12.36	0.09	[2]	2.27	2.36	(0.03)	(1.02)	—	(1.05)	13.67	20.31	[4,5]	1.10	[7]	1.06		0.72		6	59
12-31-2005[49]	11.05	0.06	[2]	1.42	1.48	—	(0.17)	—	(0.17)	12.36	13.49	[3,4,5]	1.19	[6,7]	1.17	[6]	0.66	[6]	1	47
SERIES II
06-30-2008[1]	10.68	0.05	[2]	(0.94)	(0.89)	(0.04)	(0.20)	—	(0.24)	9.55	(8.38)[3,4,5]		1.31	[6,7]	1.26	[6]	0.90	[6]	12	29	[3]
12-31-2007	13.64	0.21	[2]	(0.12)	0.09	(0.24)	(2.81)	—	(3.05)	10.68	0.31	[4,5]	1.29	[7]	1.24		1.60	[43]	16	69
12-31-2006	12.34	0.06	[2]	2.27	2.33	(0.01)	(1.02)	—	(1.03)	13.64	20.05	[4,5]	1.30	[7]	1.27		0.49		17	59
12-31-2005[49]	11.05	0.03	[2]	1.43	1.46	—	(0.17)	—	(0.17)	12.34	13.30	[3,4,5]	1.37	[6,7]	1.35	[6]	0.38	[6]	5	47
SERIES NAV
06-30-2008[1]	10.67	0.06	[2]	(0.94)	(0.88)	(0.04)	(0.20)	—	(0.24)	9.55	(8.34)[3,4,5]		1.06	[6,7]	1.01	[6]	1.15	[6]	119	29	[3]
12-31-2007	13.65	0.24	[2]	(0.11)	0.13	(0.30)	(2.81)	—	(3.11)	10.67	0.60	[4,5]	1.04	[7]	0.99		1.87	[43]	159	69
12-31-2006	12.35	0.09	[2]	2.27	2.36	(0.04)	(1.02)	—	(1.06)	13.65	20.34	[4,5]	1.06	[7]	1.03		0.70		167	59
12-31-2005[50]	11.67	0.05	[2]	0.81	0.86	(0.01)	(0.17)	—	(0.18)	12.35	7.39	[4,5]	1.10	[7]	1.08		0.40		162	47
12-31-2004[51]	10.98	0.06		1.97	2.03	(0.04)	(1.30)	—	(1.34)	11.67	18.74	[4,5]	1.22	[7]	1.15		0.50		179	196	[28]
12-31-2003[51,52]	8.28	0.04		3.69	3.73	(0.37)	(0.50)	(0.16)	(1.03)	10.98	45.15	[4,5]	1.19	[7]	1.15		0.45		94	125
Mutual Shares
SERIES I
06-30-2008[1,36]	10.91	0.10	[2]	(0.80)	(0.80)	—	—	—	—	10.11	(7.24)[3,5]		1.11	[6,7]	1.11	[6]	2.65	[6]	5	14	[3]
SERIES NAV
06-30-2008[1]	11.95	0.11	[2]	(1.94)	(1.83)	—	—	—	—	10.12	(15.31)[3,5]		1.06	[6,7]	1.06	[6]	2.01	[6]	452	14	[3]
12-31-2007[53]	12.50	0.12	[2]	(0.67)	(0.55)	—	—	—	—	11.95	(4.40)[3,5]		1.22	[6,7]	1.06	[6]	1.52	[6]	379	48	[3]
Natural Resources
SERIES I
06-30-2008[1]	28.81	0.06	[2]	3.82	3.88	(0.03)	(0.81)	—	(0.84)	31.85	13.78	[3,4,5]	1.12	[6,7]	1.12	[6]	0.38	[6]	39	13	[3]
12-31-2007	31.83	0.17	[2]	11.67	11.84	(0.42)	(14.44)	—	(14.86)	28.81	40.68	[4,5,8]	1.13	[7]	1.13		0.47		35	35
12-31-2006	31.50	0.32	[2]	6.47	6.79	(0.19)	(6.27)	—	(6.46)	31.83	22.30	[4,5]	1.11	[7]	1.11		1.02		19	28
12-31-2005	21.96	0.13	[2]	9.97	10.10	—	(0.56)	—	(0.56)	31.50	46.77	[4]	1.11		1.11		0.52		15	38
12-31-2004	18.00	0.12	[2]	4.19	4.31	(0.02)	(0.33)	—	(0.35)	21.96	24.32	[4]	1.13		1.13		0.63		226	20
12-31-2003[34]	12.50	0.05	[2]	5.45	5.50	—	—	—	—	18.00	44.00	[3]	1.21	[6]	1.21	[6]	0.54	[6]	90	23	[3]
SERIES II
06-30-2008[1]	28.54	0.03	[2]	3.78	3.81	(0.02)	(0.81)	—	(0.83)	31.52	13.65	[3,4,5]	1.32	[6,7]	1.32	[6]	0.18	[6]	350	13	[3]
12-31-2007	31.59	0.09	[2]	11.60	11.69	(0.30)	(14.44)	—	(14.74)	28.54	40.44	[4,5,8]	1.33	[7]	1.33		0.27		302	35
12-31-2006	31.32	0.26	[2]	6.42	6.68	(0.14)	(6.27)	—	(6.41)	31.59	22.03	[4,5]	1.31	[7]	1.31		0.83		237	28
12-31-2005	21.89	0.10	[2]	9.89	9.99	—	(0.56)	—	(0.56)	31.32	46.42	[4]	1.32		1.32		0.39		204	38
12-31-2004	17.98	0.08	[2]	4.17	4.25	(0.01)	(0.34)	—	(0.34)	21.89	24.05	[4]	1.33		1.33		0.41		318	20
12-31-2003[34]	12.50	0.02	[2]	5.46	5.48	—	—	—	—	17.98	43.84	[3]	1.41	[6]	1.41	[6]	0.23	[6]	75	23	[3]
SERIES NAV
06-30-2008[1]	28.63	0.06	[2]	3.80	3.86	(0.04)	(0.81)	—	(0.85)	31.64	13.77	[3,4,5]	1.07	[6,7]	1.07	[6]	0.40	[6]	574	13	[3]
12-31-2007	31.70	0.19	[2]	11.63	11.82	(0.45)	(14.44)	—	(14.89)	28.63	40.81	[4,5,8]	1.08	[7]	1.08		0.54		808	35
12-31-2006	31.40	0.31	[2]	6.46	6.77	(0.20)	(6.27)	—	(6.47)	31.70	22.31	[4,5]	1.06	[7]	1.06		1.02		826	28
12-31-2005[34]	25.42	0.17	[2]	6.46	6.63	(0.09)	(0.56)	—	(0.65)	31.40	26.89	[3,4]	1.06	[6]	1.06	[6]	0.75	[6]	496	38

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Optimized All Cap
SERIES I
06-30-2008[1]	15.35	0.09	[2]	(2.09)	(2.00)	— [11]	—	—	— [11]	13.35	(13.00)[3,4,5]		0.84	[6,7]	0.84	[6]	1.27	[6]	216		55	[3]
12-31-2007	17.36	0.22	[2]	0.41	0.63	(0.21)	(2.43)	—	(2.64)	15.35	3.78	[4,5,8]	0.80	[7]	0.80		1.26		271		159
12-31-2006	16.55	0.15	[2]	2.28	2.43	(0.17)	(1.45)	—	(1.62)	17.36	15.17	[4,5]	0.81	[7]	0.81		0.91		301		141
12-31-2005	16.64	0.13	[2]	1.27	1.40	(0.14)	(1.35)	—	(1.49)	16.55	8.58	[4]	0.82		0.82		0.77		300		133
12-31-2004	15.05	0.16	[2]	2.02	2.18	(0.11)	(0.48)	—	(0.59)	16.64	14.91	[4]	0.81		0.81		1.05		327		158
12-31-2003[54]	12.50	0.02	[2]	3.04	3.06	(0.51)	—	—	(0.51)	15.05	24.49	[3,4,5]	2.59	[6,7]	1.30	[6]	0.18	[6]	2		96	[3]
SERIES II
06-30-2008[1]	15.32	0.08	[2]	(2.08)	(2.00)	— [11]	—	—	— [11]	13.32	(13.03)[3,4,5]		1.04	[6,7]	1.02	[6]	1.09	[6]	102		55	[3]
12-31-2007	17.33	0.17	[2]	0.42	0.59	(0.17)	(2.43)	—	(2.60)	15.32	3.57	[4,5,8]	1.00	[7]	1.00		0.97		132		159
12-31-2006	16.53	0.12	[2]	2.26	2.38	(0.13)	(1.45)	—	(1.58)	17.33	14.91	[4,5]	1.01	[7]	1.01		0.71		6		141
12-31-2005	16.63	0.10	[2]	1.27	1.37	(0.12)	(1.35)	—	(1.47)	16.53	8.36	[4]	1.02		1.02		0.58		6		133
12-31-2004	15.05	0.09	[2]	2.06	2.15	(0.09)	(0.48)	—	(0.57)	16.63	14.67	[4]	1.13		1.13		0.60		5		158
12-31-2003[54]	12.50	—	[2,11]	3.05	3.05	(0.50)	—	—	(0.50)	15.05	24.38	[3,4,5]	2.81	[6,7]	1.50	[6]	(0.02)[6]		3		96	[3]
SERIES NAV
06-30-2008[1]	15.41	0.12	[2]	(2.13)	(2.01)	— [11]	—	—	— [11]	13.40	(13.02)[3,4,5]		0.72	[6,7]	0.71	[6]	1.63	[6]	1,555		55	[3,28]
12-31-2007	17.41	0.24	[2]	0.41	0.65	(0.22)	(2.43)	—	(2.65)	15.41	3.88	[4,5,8]	0.75	[7]	0.75		1.35		1		159
12-31-2006	16.59	0.16	[2]	2.29	2.45	(0.18)	(1.45)	—	(1.63)	17.41	15.24	[4,5]	0.76	[7]	0.76		0.92		—	[10]	141
12-31-2005[54]	15.38	0.11	[2]	2.26	2.37	(0.16)	(1.00)	—	(1.16)	16.59	15.35	[3,4]	0.78	[6]	0.78	[6]	0.78	[6]	—	[10]	1332.	>
Optimized Value
SERIES I
06-30-2008[1]	12.77	0.09	[2]	(1.84)	(1.75)	(0.02)	—	—	(0.02)	11.00	(13.72)[3,4,5]		0.74	[6,7]	0.73	[6]	1.58	[6]	—	[10]	83	[3]
12-31-2007	15.24	0.25	[2]	(0.96)	(0.71)	(0.31)	(1.45)	—	(1.76)	12.77	(5.13)[4,5]		0.74	[7]	0.74		1.72		1		159
12-31-2006	15.16	0.23	[2]	2.55	2.78	(0.28)	(2.42)	—	(2.70)	15.24	21.09	[4,5]	0.78	[7]	0.78		1.59		1		155
12-31-2005	14.67	0.17	[2]	1.11	1.28	(0.08)	(0.71)	—	(0.79)	15.16	9.19	[4]	0.80		0.80		1.23		1		225
12-31-2004[32]	12.50	0.10	[2]	2.07	2.17	—	—	—	—	14.67	17.36	[3]	0.83	[6]	0.83	[6]	1.13	[6]	183		108	[3]
SERIES II
06-30-2008[1]	12.83	0.09	[2]	(1.87)	(1.78)	(0.01)	—	—	(0.01)	11.04	(13.85)[3,4,5]		0.94	[6,7]	0.94	[6]	1.46	[6]	21		83	[3]
12-31-2007	15.28	0.20	[2]	(0.95)	(0.75)	(0.25)	(1.45)	—	(1.70)	12.83	(5.33)[4,5]		0.94	[7]	0.94		1.34		27		159
12-31-2006	15.18	0.20	[2]	2.57	2.77	(0.25)	(2.42)	—	(2.67)	15.28	20.97	[4,5]	0.98	[7]	0.98		1.37		5		155
12-31-2005	14.66	0.11	[2]	1.12	1.23	—	(0.71)	—	(0.71)	15.18	8.82	[4]	1.00		1.00		0.78		3		225
12-31-2004[32]	12.50	0.08	[2]	2.08	2.16	—	—	—	—	14.66	17.28	[3]	1.03	[6]	1.03	[6]	0.96	[6]	43		108	[3]
SERIES NAV
06-30-2008[1]	12.77	0.10	[2]	(1.85)	(1.75)	(0.02)	—	—	(0.02)	11.00	(13.71)[3,4,5]		0.69	[6,7]	0.69	[6]	1.72	[6]	743		83	[3]
12-31-2007	15.25	0.25	[2]	(0.96)	(0.71)	(0.32)	(1.45)	—	(1.77)	12.77	(5.10)[4,5]		0.69	[7]	0.69		1.72		802		159
12-31-2006	15.15	0.23	[2]	2.57	2.80	(0.28)	(2.42)	—	(2.70)	15.25	21.29	[4,5]	0.73	[7]	0.73		1.62		513		155
12-31-2005[32]	14.94	0.18	[2]	0.83	1.01	(0.09)	(0.71)	—	(0.80)	15.15	7.26	[3,4]	0.76	[6]	0.76	[6]	1.50	[6]	191		225

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)		Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Overseas Equity
SERIES I
06-30-2008[1]	14.05	0.20	[2]	(1.48)	(1.28)	—	(0.69)	—		(0.69)	12.08	(9.30)[3,4,5]		1.18	[6,7]	1.18	[6]	3.17	[6]	6		40	[3]
12-31-2007	14.47	0.18	[2]	1.55	1.73	(0.35)	(1.80)	—		(2.15)	14.05	12.55	[4,5]	1.16	[7]	1.16		1.17		6		69
12-31-2006	12.57	0.17	[2]	2.26	2.43	(0.08)	(0.45)	—		(0.53)	14.47	19.80	[4,5,55]	1.18	[7]	1.18		1.27		4		32
12-31-2005[49]	10.47	(0.01)[2]		2.37	2.36	—	(0.26)	—		(0.26)	12.57	22.75	[3,4]	1.69	[6]	1.69	[6]	(0.13)[6]		—	[10]	34
SERIES II
06-30-2008[1]	13.98	0.19	[2]	(1.47)	(1.28)	—	(0.69)	—		(0.69)	12.01	(9.35)[3,4,5]		1.38	[6,7]	1.38	[6]	2.92	[6]	6		40	[3]
12-31-2007	14.40	0.15	[2]	1.53	1.68	(0.30)	(1.80)	—		(2.10)	13.98	12.21	[4,5]	1.36	[7]	1.36		1.00		8		69
12-31-2006	12.51	0.16	[2]	2.24	2.40	(0.06)	(0.45)	—		(0.51)	14.40	19.64	[4,5,55]	1.40	[7]	1.40		1.23		8		32
12-31-2005[49]	10.47	(0.02)[2]		2.32	2.30	—	(0.26)	—		(0.26)	12.51	22.17	[3,4]	1.87	[6]	1.87	[6]	(0.24)[6]		5		34
SERIES NAV
06-30-2008[1]	13.91	0.20	[2]	(1.46)	(1.26)	—	(0.69)	—		(0.69)	11.96	(9.25)[3,4,5]		1.13	[6,7]	1.13	[6]	3.20	[6]	523		40	[3]
12-31-2007	14.36	0.19	[2]	1.52	1.71	(0.36)	(1.80)	—		(2.16)	13.91	12.53	[4,5]	1.11	[7]	1.11		1.24		579		69
12-31-2006	12.51	0.19	[2]	2.23	2.42	(0.12)	(0.45)	—		(0.57)	14.36	19.86	[4,5,55]	1.13	[7]	1.13		1.44		511		32
12-31-2005[33]	10.87	0.14	[2]	1.82	1.96	(0.06)	(0.26)	—		(0.32)	12.51	18.31	[4]	1.33		1.33		1.22		244		34
12-31-2004[41]	9.85	0.07		1.01	1.08	(0.06)	—	—		(0.06)	10.87	11.02	[4,5]	1.64	[7]	1.53		0.24		245		103	[28]
12-31-2003[42,41]	7.56	0.08		2.34	2.42	(0.13)	—	—	[11]	(0.13)	9.85	32.36	[4,5]	1.44	[7]	1.23		0.95		126		41
Pacific Rim
SERIES I
06-30-2008[1]	10.46	0.09	[2]	(1.09)	(1.00)	(0.01)	(0.21)	—		(0.22)	9.24	(9.65)[3,4,5]		1.16	[6,7]	1.16	[6]	1.85	[6]	96		37	[3]
12-31-2007	13.04	0.12	[2]	0.95	1.07	(0.24)	(3.41)	—		(3.65)	10.46	9.14	[4,5]	1.12	[7]	1.11		0.93		114		89
12-31-2006	11.84	0.10	[2]	1.21	1.31	(0.11)	—	—		(0.11)	13.04	11.05	[4,5]	1.06	[7]	1.06		0.80		124		46
12-31-2005	9.50	0.11	[2]	2.31	2.42	(0.08)	—	—		(0.08)	11.84	25.75	[4]	1.09		1.09		1.12		118		26
12-31-2004	8.14	0.05	[2]	1.35	1.40	(0.04)	—	—		(0.04)	9.50	17.19	[4]	1.13		1.13		0.52		80		43
12-31-2003	5.81	0.05	[2]	2.29	2.34	(0.01)	—	—		(0.01)	8.14	40.37	[4]	1.28		1.28		0.80		67		57
SERIES II
06-30-2008[1]	10.43	0.08	[2]	(1.09)	(1.01)	— [11]	(0.21)	—		(0.21)	9.21	(9.71)[3,4,5]		1.36	[6,7]	1.36	[6]	1.68	[6]	33		37	[3]
12-31-2007	12.99	0.09	[2]	0.96	1.05	(0.20)	(3.41)	—		(3.61)	10.43	8.95	[4,5]	1.32	[7]	1.31		0.71		44		89
12-31-2006	11.79	0.07	[2]	1.22	1.29	(0.09)	—	—		(0.09)	12.99	10.92	[4,5]	1.26	[7]	1.26		0.60		44		46
12-31-2005	9.47	0.09	[2]	2.30	2.39	(0.07)	—	—		(0.07)	11.79	25.42	[4]	1.29		1.29		0.87		51		26
12-31-2004	8.12	0.03	[2]	1.36	1.39	(0.04)	—	—		(0.04)	9.47	17.09	[4]	1.33		1.33		0.31		28		43
12-31-2003	5.81	0.03	[2]	2.30	2.33	(0.02)	—	—		(0.02)	8.12	40.17	[4]	1.48		1.48		0.38		20		57
SERIES NAV
06-30-2008[1]	10.53	0.09	[2]	(1.10)	(1.01)	(0.01)	(0.21)	—		(0.22)	9.30	(9.67)[3,4,5]		1.11	[6,7]	1.10	[6]	1.84	[6]	10		37	[3]
12-31-2007	13.10	0.13	[2]	0.97	1.10	(0.26)	(3.41)	—		(3.67)	10.53	9.29	[4,5]	1.07	[7]	1.06		0.97		9		89
12-31-2006	11.88	0.11	[2]	1.22	1.33	(0.11)	—	—		(0.11)	13.10	11.21	[4,5]	1.01	[7]	1.01		0.89		7		46
12-31-2005[9]	9.36	0.06	[2]	2.46	2.52	—	—	—		—	11.88	26.92	[3]	1.05	[6]	1.05	[6]	0.82	[6]	6		26
Real Estate Equity
SERIES NAV
06-30-2008[1]	10.41	0.18	[2]	(0.61)	(0.43)	(0.09)	—	—		(0.09)	9.89	(4.21)[3,4,5]		0.92	[6,7]	0.88	[6]	3.50	[6]	266		21	[3]
12-31-2007	15.19	0.22	[2]	(2.86)	(2.64)	(0.24)	(1.90)	—		(2.14)	10.41	(18.58)[4,5]		0.90	[7]	0.86		1.54		248		51
12-31-2006[39]	12.50	0.26	[2]	2.43	2.69	—	—	—		—	15.19	21.52	[3,5]	0.90	[6,7]	0.88	[6]	2.80	[6]	312		66	[3]

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Net assets, end of period (in millions)		Portfolio turnover (%)
Real Estate Securities
SERIES I
06-30-2008[1]	12.40	0.21	[2]	(0.59)	(0.38)	(0.16)	(0.16)	—	(0.32)	11.70	(3.22)[3,4,5]		0.79	[6,7]	0.79	[6]	3.33 [6]	158		36	[3]
12-31-2007	27.64	0.35	[2]	(3.13)	(2.78)	(0.63)	(11.83)	—	(12.46)	12.40	(15.61)[4,5]		0.78	[7]	0.78		1.68	188		77
12-31-2006	24.87	0.62	[2]	7.42	8.04	(0.50)	(4.77)	—	(5.27)	27.64	38.10	[4,5,27]	0.78	[7]	0.78		2.48	313		67
12-31-2005	26.81	0.79	[2]	1.61	2.40	(0.55)	(3.79)	—	(4.34)	24.87	11.85	[4]	0.81		0.81		3.31	265		92	[28]
12-31-2004	20.85	0.76	[2]	5.74	6.50	(0.54)	—	—	(0.54)	26.81	32.04	[4]	0.80		0.80		3.38	612		82
12-31-2003	15.44	0.69	[2]	5.20	5.89	(0.48)	—	—	(0.48)	20.85	39.15	[4]	0.80		0.80		3.93	448		30
SERIES II
06-30-2008[1]	12.40	0.19	[2]	(0.58)	(0.39)	(0.16)	(0.16)	—	(0.32)	11.69	(3.34)[3,4,5]		0.99	[6,7]	0.99	[6]	3.14 [6]	108		36	[3]
12-31-2007	27.59	0.32	[2]	(3.14)	(2.82)	(0.54)	(11.83)	—	(12.37)	12.40	(15.77)[4,5]		0.98	[7]	0.98		1.55	123		77
12-31-2006	24.84	0.57	[2]	7.41	7.98	(0.46)	(4.77)	—	(5.23)	27.59	37.82	[4,5,27]	0.98	[7]	0.98		2.30	169		67
12-31-2005	26.69	0.71	[2]	1.65	2.36	(0.42)	(3.79)	—	(4.21)	24.84	11.65	[4]	1.00		1.00		2.92	131		92	[28]
12-31-2004	20.79	0.74	[2]	5.69	6.43	(0.53)	—	—	(0.53)	26.69	31.77	[4]	1.00		1.00		3.29	374		82
12-31-2003	15.43	0.60	[2]	5.25	5.85	(0.49)	—	—	(0.49)	20.79	38.93	[4]	1.00		1.00		3.33	168		30
SERIES NAV
06-30-2008[1]	12.34	0.21	[2]	(0.58)	(0.37)	(0.16)	(0.16)	—	(0.32)	11.65	(3.14)[3,4,5]		0.74	[6,7]	0.74	[6]	3.39 [6]	268		36	[3]
12-31-2007	27.58	0.37	[2]	(3.13)	(2.76)	(0.65)	(11.83)	—	(12.48)	12.34	(15.56)[4,5]		0.73	[7]	0.73		1.79	301		77
12-31-2006	24.83	0.59	[2]	7.44	8.03	(0.51)	(4.77)	—	(5.28)	27.58	38.17	[4,5,27]	0.73	[7]	0.73		2.31	437		67
12-31-2005[13]	25.30	0.78	[2]	3.14	3.92	(0.60)	(3.79)	—	(4.39)	24.83	18.62	[3,4]	0.75	[6]	0.75	[6]	3.87 [6]	828		92	[28]
Science & Technology
SERIES I
06-30-2008[1]	14.85	(0.02)[2]		(1.64)	(1.66)	—	—	—	—	13.19	(11.18)[3,5]		1.19	[6,7]	1.16	[6]	(0.23)[6]	267		76	[3]
12-31-2007	12.42	(0.06)[2]		2.49	2.43	—	—	—	—	14.85	19.57	[5,8]	1.19	[7]	1.16		(0.40)	338		128
12-31-2006	11.77	(0.06)[2]		0.71	0.65	—	—	—	—	12.42	5.52	[5]	1.18	[7]	1.16		(0.48)	347		194
12-31-2005	11.53	(0.07)[2]		0.31	0.24	—	—	—	—	11.77	2.08	[5]	1.17	[7]	1.14		(0.59)	403		54
12-31-2004	11.43	(0.03)[2]		0.13	0.10	—	—	—	—	11.53	0.87	[5]	1.16	[7]	1.13		(0.28)	490		55
12-31-2003	7.60	(0.07)[2]		3.90	3.83	—	—	—	—	11.43	50.39	[5]	1.19	[7,12]	1.16	[12]	(0.79)	558		56	[28]
SERIES II
06-30-2008[1]	14.73	(0.03)[2]		(1.63)	(1.66)	—	—	—	—	13.07	(11.27)[3,5]		1.39	[6,7]	1.36	[6]	(0.43)[6]	53		76	[3]
12-31-2007	12.35	(0.08)[2]		2.46	2.38	—	—	—	—	14.73	19.27	[5,8]	1.39	[7]	1.36		(0.60)	70		128
12-31-2006	11.72	(0.08)[2]		0.71	0.63	—	—	—	—	12.35	5.38	[5]	1.39	[7]	1.36		(0.68)	61		194
12-31-2005	11.51	(0.09)[2]		0.30	0.21	—	—	—	—	11.72	1.82	[5]	1.37	[7]	1.34		(0.79)	62		54
12-31-2004	11.42	(0.05)[2]		0.14	0.09	—	—	—	—	11.51	0.79	[5]	1.36	[7]	1.33		(0.42)	71		55
12-31-2003	7.59	(0.10)[2]		3.93	3.83	—	—	—	—	11.42	50.46	[5]	1.39	[7,12]	1.36	[12]	(0.99)	66		56	[28]
SERIES NAV
06-30-2008[1]	14.88	(0.01)[2]		(1.65)	(1.66)	—	—	—	—	13.22	(11.16)[3,5]		1.14	[6,7]	1.11	[6]	(0.20)[6]	5		76	[3]
12-31-2007	12.44	(0.05)[2]		2.49	2.44	—	—	—	—	14.88	19.61	[5,8]	1.14	[7]	1.11		(0.34)	4		128
12-31-2006	11.78	(0.04)[2]		0.70	0.66	—	—	—	—	12.44	5.60	[5]	1.15	[7]	1.12		(0.51)	1		194
12-31-2005[9]	10.45	(0.05)[2]		1.38	1.33	—	—	—	—	11.78	12.73	[3,5]	1.13	[6,7]	1.10	[6]	(0.58)[6]	—	[10]	54

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Net assets, end of period (in millions)		Portfolio turnover (%)
Small Cap
SERIES I
06-30-2008[1]	11.61	0.01 [2]	(1.74)	(1.73)	— [11]	(0.15)	—	(0.15)	9.73	(14.98)[3,4,5]		0.98	[6,7]	0.97	[6]	0.16 [6]	1		47	[3]
12-31-2007	14.13	(0.01)[2]	0.10	0.09	—	(2.61)	—	(2.61)	11.61	0.65	[4,5]	0.99	[7]	0.98		(0.10)	—	[10]	131
12-31-2006	14.30	(0.05)[2]	1.12	1.07	—	(1.24)	—	(1.24)	14.13	7.56	[4,5]	0.96	[7]	0.96		(0.33)	1		65
12-31-2005[46]	12.50	(0.06)[2]	1.86	1.80	—	—	—	—	14.30	14.40	[3]	0.97	[6]	0.97	[6]	(0.58)[6]	1		129	[3]
SERIES II
06-30-2008[1]	11.54	— [2,11]	(1.73)	(1.73)	—	(0.15)	—	(0.15)	9.66	(15.08)[3,4,5]		1.17	[6,7]	1.17	[6]	(0.10)[6]	1		47	[3]
12-31-2007	14.11	(0.04)[2]	0.08	0.04	—	(2.61)	—	(2.61)	11.54	0.29	[4,5]	1.17	[7]	1.17		(0.24)	1		131
12-31-2006	14.30	(0.07)[2]	1.12	1.05	—	(1.24)	—	(1.24)	14.11	7.41	[4,5]	1.14	[7]	1.14		(0.54)	1		65
12-31-2005[46]	12.50	(0.07)[2]	1.87	1.80	—	—	—	—	14.30	14.40	[3]	1.18	[6]	1.18	[6]	(0.76)[6]	1		129	[3]
SERIES NAV
06-30-2008[1]	11.62	0.01 [2]	(1.74)	(1.73)	— [11]	(0.15)	—	(0.15)	9.74	(14.96)[3,4,5]		0.92	[6,7]	0.92	[6]	0.13 [6]	77		47	[3]
12-31-2007	14.15	— [2,11]	0.08	0.08	—	(2.61)	—	(2.61)	11.62	0.57	[4,5]	0.91	[7]	0.91		0.01	154		131
12-31-2006	14.31	(0.04)[2]	1.12	1.08	—	(1.24)	—	(1.24)	14.15	7.63	[4,5]	0.89	[7]	0.89		(0.30)	230		65
12-31-2005[46]	12.50	(0.05)[2]	1.86	1.81	—	—	—	—	14.31	14.48	[3]	0.92	[6]	0.92	[6]	(0.49)[6]	146		129	[3]
Small Cap Growth
SERIES I
06-30-2008[1]	10.33	(0.01)[2]	(1.29)	(1.30)	—	(0.10)	—	(0.10)	8.93	(12.56)[3,4,5]		1.18	[6,7]	1.18	[6]	(0.17)[6]	28		92	[3]
12-31-2007	11.53	(0.02)[2]	1.46	1.44	—	(2.64)	—	(2.64)	10.33	13.99	[4,5,8]	1.18	[7]	1.17		(0.20)	29		104
12-31-2006	10.16	(0.08)[2]	1.45	1.37	—	—	—	—	11.53	13.48	[27,5]	1.22	[7]	1.22		(0.73)	23		162
12-31-2005[49]	8.06	(0.06)[2]	2.38	2.32	—	(0.22)	—	(0.22)	10.16	29.00	[3,4]	1.23	[6]	1.23	[6]	(0.90)[6]	1		140
SERIES II
06-30-2008[1]	10.25	(0.02)[2]	(1.28)	(1.30)	—	(0.10)	—	(0.10)	8.85	(12.66)[3,4,5]		1.38	[6,7]	1.38	[6]	(0.38)[6]	35		92	[3]
12-31-2007	11.48	(0.05)[2]	1.46	1.41	—	(2.64)	—	(2.64)	10.25	13.77	[4,5,8]	1.38	[7]	1.37		(0.41)	40		104
12-31-2006	10.14	(0.10)[2]	1.44	1.34	—	—	—	—	11.48	13.21	[27,5]	1.40	[7]	1.40		(0.95)	31		162
12-31-2005[49]	8.06	(0.07)[2]	2.37	2.30	—	(0.22)	—	(0.22)	10.14	28.75	[3,4]	1.41	[6]	1.41	[6]	(1.07)[6]	19		140
SERIES NAV
06-30-2008[1]	10.34	(0.01)[2]	(1.29)	(1.30)	—	(0.10)	—	(0.10)	8.94	(12.54)[3,4,5]		1.13	[6,7]	1.13	[6]	(0.13)[6]	200		92	[3]
12-31-2007	11.54	(0.02)[2]	1.46	1.44	—	(2.64)	—	(2.64)	10.34	13.98	[4,5,8]	1.13	[7]	1.12		(0.16)	245		104
12-31-2006	10.17	(0.08)[2]	1.45	1.37	—	—	—	—	11.54	13.47	[5,27]	1.15	[7]	1.14		(0.70)	241		162
12-31-2005[24]	8.87	(0.08)[2]	1.60	1.52	—	(0.22)	—	(0.22)	10.17	17.34	[4]	1.13		1.13		(0.84)	253		140
12-31-2004[41]	8.10	— [11]	0.77	0.77	—	—	—	—	8.87	9.45	[5]	1.35	[7]	1.14		(0.71)	228		160	[28]
12-31-2003[41,42]	6.30	(0.03)	3.07	3.04	—	—	(1.24)	(1.24)	8.10	48.83	[4,5]	1.21	[7]	1.11		(0.59)	87		235
Small Cap Intrinsic Value
SERIES I
06-30-2008[1,36]	10.21	0.02 [2]	(0.33)	(0.31)	(0.03)	(0.16)	—	(0.19)	9.71	(3.12)[3,4,5]		1.05	[6,7]	1.05	[6]	0.44 [6]	—	[10]	29	[3]
SERIES NAV
06-30-2008[1]	11.55	0.02 [2]	(1.66)	(1.64)	(0.03)	(0.16)	—	(0.19)	9.72	(14.27)[3,4,5]		1.01	[6,7]	1.01	[6]	0.34 [6]	77		29	[3]
12-31-2007[53]	12.50	0.04 [2]	(0.77)	(0.73)	(0.02)	(0.20)	—	(0.22)	11.55	(5.80)[3,4,5]		0.98	[6,7]	0.98	[6]	0.48 [6]	154		21	[3]

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Opportunities
SERIES I
06-30-2008[1]	20.65	0.16	[2]	(3.16)	(3.00)	(0.17)	(0.52)	—	(0.69)	16.96	(14.61)[3,4,5]		1.11	[6,7]	1.10	[6]	1.73	[6]	54	39	[3]
12-31-2007	24.40	0.30	[2]	(2.11)	(1.81)	(0.46)	(1.48)	—	(1.94)	20.65	(7.66)[4,5,8]		1.08	[7]	1.08		1.23		73	41
12-31-2006	22.82	0.29	[2]	2.09	2.38	(0.17)	(0.63)	—	(0.80)	24.40	10.45	[4,5]	1.07	[7]	1.07		1.23		110	36
12-31-2005	21.62	0.17	[2]	1.45	1.62	—	(0.42)	—	(0.42)	22.82	7.77	[4]	1.12		1.12		0.76		124	113	[28]
12-31-2004	17.50	0.16	[2]	4.28	4.44	(0.02)	(0.30)	—	(0.32)	21.62	25.78	[4]	1.13		1.13		0.88		95	40
12-31-2003[34]	12.50	0.10	[2]	4.90	5.00	—	—	—	—	17.50	40.00	[3]	1.23	[6]	1.23	[6]	0.33	[6]	36	17	[3]
SERIES II
06-30-2008[1]	20.57	0.14	[2]	(3.16)	(3.02)	(0.16)	(0.52)	—	(0.68)	16.87	(14.75)[3,4,5]		1.31	[6,7]	1.30	[6]	1.53	[6]	41	39	[3]
12-31-2007	24.26	0.25	[2]	(2.09)	(1.84)	(0.37)	(1.48)	—	(1.85)	20.57	(7.80)[4,5,8]		1.28	[7]	1.28		1.05		54	41
12-31-2006	22.71	0.24	[2]	2.07	2.31	(0.13)	(0.63)	—	(0.76)	24.26	10.19	[4,5]	1.27	[7]	1.27		1.03		76	36
12-31-2005	21.55	0.11	[2]	1.47	1.58	—	(0.42)	—	(0.42)	22.71	7.61	[4]	1.32		1.32		0.49		83	113	[28]
12-31-2004	17.48	0.15	[2]	4.24	4.39	(0.02)	(0.30)	—	(0.32)	21.55	25.48	[4]	1.33		1.33		0.81		127	40
12-31-2003[34]	12.50	0.02	[2]	4.96	4.98	—	—	—	—	17.48	39.84	[3]	1.43	[6]	1.43	[6]	0.23	[6]	33	17	[3]
SERIES NAV
06-30-2008[1]	20.53	0.16	[2]	(3.16)	(3.00)	(0.17)	(0.52)	—	(0.69)	16.84	(14.64)[3,4,5]		1.05	[6,7]	1.05	[6]	1.69	[6]	125	39	[3]
12-31-2007	24.28	0.32	[2]	(2.11)	(1.79)	(0.48)	(1.48)	—	(1.96)	20.53	(7.61)[4,5,8]		1.03	[7]	1.03		1.34		243	41
12-31-2006	22.72	0.32	[2]	2.05	2.37	(0.18)	(0.63)	—	(0.81)	24.28	10.47	[4,5]	1.02	[7]	1.02		1.39		272	36
12-31-2005[34]	21.40	0.18	[2]	1.67	1.85	(0.11)	(0.42)	—	(0.53)	22.72	8.98	[3,4]	1.06	[6]	1.06	[6]	1.00	[6]	183	113	[28]
Small Cap Value
SERIES I
06-30-2008[1]	16.20	0.09	[2]	(0.95)	(0.86)	(0.05)	(0.05)	—	(0.10)	15.24	(5.29)[3,4,5]		1.16	[6,7]	1.16	[6]	1.16	[6]	111	19	[3]
12-31-2007	20.58	0.18	[2]	(0.59)	(0.41)	(0.18)	(3.79)	—	(3.97)	16.20	(2.93)[4,5]		1.16	[7]	1.16		0.92		117	46	[28]
12-31-2006	20.94	0.17	[2]	3.36	3.53	(0.01)	(3.88)	—	(3.89)	20.58	19.26	[4,5,27]	1.19	[7]	1.19		0.88		74	49
12-31-2005[49]	18.45	0.04	[2]	2.68	2.72	—	(0.23)	—	(0.23)	20.94	14.78	[3,4]	1.18	[6]	1.18	[6]	0.27	[6]	1	68
SERIES II
06-30-2008[1]	16.16	0.07	[2]	(0.94)	(0.87)	(0.05)	(0.05)	—	(0.10)	15.19	(5.40)[3,4,5]		1.36	[6,7]	1.36	[6]	0.95	[6]	62	19	[3]
12-31-2007	20.50	0.12	[2]	(0.56)	(0.44)	(0.11)	(3.79)	—	(3.90)	16.16	(3.08)[4,5]		1.36	[7]	1.36		0.63		69	46	[28]
12-31-2006	20.90	0.09	[2]	3.39	3.48	—	(3.88)	—	(3.88)	20.50	19.03	[4,5,27]	1.37	[7]	1.37		0.48		69	49
12-31-2005[49]	18.45	—	[2,11]	2.68	2.68	—	(0.23)	—	(0.23)	20.90	14.56	[3,4]	1.38	[6]	1.38	[6]	0.01	[6]	34	68
SERIES NAV
06-30-2008[1]	16.18	0.09	[2]	(0.94)	(0.85)	(0.06)	(0.05)	—	(0.11)	15.22	(5.29)[3,4,5]		1.11	[6,7]	1.11	[6]	1.20	[6]	201	19	[3]
12-31-2007	20.57	0.17	[2]	(0.57)	(0.40)	(0.20)	(3.79)	—	(3.99)	16.18	(2.86)[4,5]		1.11	[7]	1.11		0.87		237	46	[28]
12-31-2006	20.94	0.13	[2]	3.40	3.53	(0.02)	(3.88)	—	(3.90)	20.57	19.32	[4,5,27]	1.11	[7]	1.11		0.67		278	49
12-31-2005[26]	19.42	0.05	[2]	1.73	1.78	(0.03)	(0.23)	—	(0.26)	20.94	9.21	[4]	1.10		1.10		0.25		265	68
12-31-2004[41]	16.56	0.19		3.99	4.18	—	(1.16)	(0.16)	(1.32)	19.42	25.45	[4,5]	1.06	[7]	1.05		1.11		247	33
12-31-2003[41]	12.55	0.09		4.66	4.75	—	(0.65)	(0.09)	(0.74)	16.56	37.97	[4,5]	1.06	[7]	1.05		0.67		190	30

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Company
SERIES I
06-30-2008[1]	11.27	(0.01)[2]	(0.74)	(0.75)	—	(0.01)	—	(0.01)	10.51	(6.63)[3,4,5]		1.40	[6,7]	1.40	[6]	(0.26)[6]	3	73	[3]
12-31-2007	14.51	(0.06)[2]	(0.84)	(0.90)	—	(2.34)	—	(2.34)	11.27	(6.53)[4,5]		1.43	[7]	1.43		(0.41)	3	165
12-31-2006	15.76	(0.06)[2]	1.02	0.96	—	(2.21)	—	(2.21)	14.51	5.60	[4,5]	1.36	[7]	1.36		(0.40)	4	143
12-31-2005	15.22	(0.07)[2]	1.00	0.93	—	(0.39)	—	(0.39)	15.76	6.32	[4]	1.37		1.37		(0.49)	1	183
12-31-2004[32]	12.50	(0.04)[2]	2.76	2.72	—	—	—	—	15.22	21.76	[3,5]	1.67	[6,7]	1.59	[6]	(0.47)[6]	24	107	[3]
SERIES II
06-30-2008[1]	11.16	(0.02)[2]	(0.73)	(0.75)	—	(0.01)	—	(0.01)	10.40	(6.70)[3,4,5]		1.60	[6,7]	1.59	[6]	(0.46)[6]	4	73	[3]
12-31-2007	14.42	(0.09)[2]	(0.83)	(0.92)	—	(2.34)	—	(2.34)	11.16	(6.72)[4,5]		1.63	[7]	1.63		(0.63)	5	165
12-31-2006	15.70	(0.11)[2]	1.04	0.93	—	(2.21)	—	(2.21)	14.42	5.41	[4,5]	1.56	[7]	1.56		(0.71)	8	143
12-31-2005	15.21	(0.09)[2]	0.97	0.88	—	(0.39)	—	(0.39)	15.70	5.99	[4]	1.61		1.61		(0.56)	26	183
12-31-2004[32]	12.50	(0.06)[2]	2.77	2.71	—	—	—	—	15.21	21.68	[3,5]	1.87	[6,7]	1.79	[6]	(0.68)[6]	32	107	[3]
SERIES NAV
06-30-2008[1]	11.29	(0.01)[2]	(0.74)	(0.75)	—	(0.01)	—	(0.01)	10.53	(6.62)[3,4,5]		1.35	[6,7]	1.35	[6]	(0.21)[6]	31	73	[3]
12-31-2007	14.52	(0.06)[2]	(0.83)	(0.89)	—	(2.34)	—	(2.34)	11.29	(6.46)[4,5]		1.38	[7]	1.38		(0.38)	36	165
12-31-2006	15.76	(0.06)[2]	1.03	0.97	—	(2.21)	—	(2.21)	14.52	5.66	[4,5]	1.31	[7]	1.31		(0.38)	53	143
12-31-2005[32]	15.46	(0.03)[2]	0.72	0.69	—	(0.39)	—	(0.39)	15.76	4.67	[3,4]	1.34	[6]	1.34	[6]	(0.23)[6]	40	183
Small Company Growth
SERIES NAV
06-30-2008[1]	15.81	(0.03)[2]	(1.64)	(1.67)	—	(0.25)	—	(0.25)	13.89	(10.56)[3,4,5]		1.11	[6,7]	1.11	[6]	(0.44)[6]	193	18	[3]
12-31-2007	15.11	(0.09)[2]	1.64	1.55	—	(0.85)	—	(0.85)	15.81	10.34	[4,5]	1.08	[7]	1.08		(0.57)	268	37
12-31-2006	13.29	(0.10)[2]	1.94	1.84	—	(0.02)	—	(0.02)	15.11	13.83	[4,5]	1.11	[7]	1.11		(0.68)	106	49
12-31-2005[37]	12.50	(0.02)[2]	0.81	0.79	—	—	—	—	13.29	6.32	[3]	1.13	[6]	1.13	[6]	(0.76)[6]	58	7	[3]
Small Company Value
SERIES I
06-30-2008[1]	18.24	0.06 [2]	(0.13)	(0.07)	(0.05)	(0.30)	—	(0.35)	17.82	(0.37)[3,4,5]		1.12	[6,7]	1.06	[6]	0.66 [6]	173	16	[3]
12-31-2007	21.89	0.05 [2]	(0.23)	(0.18)	(0.03)	(3.44)	—	(3.47)	18.24	(1.20)[4,5,8]		1.11	[7]	1.06		0.23	200	18
12-31-2006	22.21	0.04 [2]	3.27	3.31	(0.02)	(3.61)	—	(3.63)	21.89	15.42	[4,5]	1.12	[7]	1.08		0.19	275	16
12-31-2005	21.18	0.03 [2]	1.40	1.43	(0.06)	(0.34)	—	(0.40)	22.21	6.93	[4,5]	1.12	[7]	1.10		0.13	291	12
12-31-2004	17.14	0.09 [2]	4.20	4.29	(0.03)	(0.22)	—	(0.25)	21.18	25.31	[4]	1.10		1.10		0.50	521	9
12-31-2003	12.90	0.04 [2]	4.28	4.32	(0.06)	(0.02)	—	(0.08)	17.14	33.66	[4]	1.11		1.11		0.26	386	14
SERIES II
06-30-2008[1]	18.11	0.04 [2]	(0.13)	(0.09)	(0.04)	(0.30)	—	(0.34)	17.68	(0.47)[3,4,5]		1.32	[6,7]	1.26	[6]	0.46 [6]	126	16	[3]
12-31-2007	21.76	0.01 [2]	(0.22)	(0.21)	—	(3.44)	—	(3.44)	18.11	(1.35)[4,5,8]		1.31	[7]	1.26		0.03	145	18
12-31-2006	22.13	— [2,11]	3.24	3.24	—	(3.61)	—	(3.61)	21.76	15.16	[4,5]	1.32	[7]	1.28		(0.01)	195	16
12-31-2005	21.10	(0.01)[2]	1.39	1.38	(0.01)	(0.34)	—	(0.35)	22.13	6.73	[4,5]	1.32	[7]	1.30		(0.03)	199	12
12-31-2004	17.10	0.06 [2]	4.18	4.24	(0.02)	(0.22)	—	(0.24)	21.10	25.06	[4]	1.30		1.30		0.32	278	9
12-31-2003	12.89	0.01 [2]	4.29	4.30	(0.07)	(0.02)	—	(0.09)	17.10	33.56	[4]	1.31		1.31		0.06	148	14
SERIES NAV
06-30-2008[1]	18.21	0.07 [2]	(0.14)	(0.07)	(0.05)	(0.30)	—	(0.35)	17.79	(0.36)[3,4,5]		1.07	[6,7]	1.02	[6]	0.75 [6]	374	16	[3]
12-31-2007	21.86	0.07 [2]	(0.23)	(0.16)	(0.05)	(3.44)	—	(3.49)	18.21	(1.14)[4,5,8]		1.06	[7]	1.01		0.35	294	18
12-31-2006	22.18	0.06 [2]	3.26	3.32	(0.03)	(3.61)	—	(3.64)	21.86	15.50	[4,5]	1.06	[7]	1.03		0.26	234	16
12-31-2005[13]	21.03	0.06 [2]	1.52	1.58	(0.09)	(0.34)	—	(0.43)	22.18	7.72	[3,4,5]	1.06	[6,7]	1.04	[6]	0.33 [6]	148	12

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
U.S. Core
SERIES I
06-30-2008[1]	19.41	0.10	[2]	(2.40)	(2.30)	(0.06)	(0.17)	—	(0.23)	16.88	(11.96)[3,4,5]		0.88	[6,7]	0.87	[6]	1.07	[6]	550	27	[3]
12-31-2007	21.64	0.26	[2]	0.01	0.27	(0.49)	(2.01)	—	(2.50)	19.41	1.27	[4,5,8]	0.86	[7]	0.85		1.18		709	70
12-31-2006	22.71	0.22	[2]	1.65	1.87	(0.28)	(2.66)	—	(2.94)	21.64	9.17	[4,5]	0.87	[7]	0.87		1.04		927	71
12-31-2005	23.07	0.23	[2]	0.20	0.43	(0.31)	(0.48)	—	(0.79)	22.71	2.03	[4]	0.78		0.78		1.04		1,095	135
12-31-2004	21.79	0.27	[2]	1.19	1.46	(0.18)	—	—	(0.18)	23.07	6.77	[4]	0.74		0.74		1.22		1,359	43
12-31-2003	17.40	0.17	[2]	4.41	4.58	(0.19)	—	—	(0.19)	21.79	26.45	[4]	0.75		0.75		0.92		1,553	39
SERIES II
06-30-2008[1]	19.32	0.08	[2]	(2.39)	(2.31)	(0.05)	(0.17)	—	(0.22)	16.79	(12.00)[3,4,5]		1.08	[6,7]	1.07	[6]	0.87	[6]	56	27	[3]
12-31-2007	21.53	0.21	[2]	— [11]	0.21	(0.41)	(2.01)	—	(2.42)	19.32	0.99	[4,5,8]	1.06	[7]	1.05		0.99		71	70
12-31-2006	22.60	0.18	[2]	1.64	1.82	(0.23)	(2.66)	—	(2.89)	21.53	8.99	[4,5]	1.07	[7]	1.07		0.84		90	71
12-31-2005	22.96	0.19	[2]	0.20	0.39	(0.27)	(0.48)	—	(0.75)	22.60	1.84	[4]	0.98		0.98		0.84		105	135
12-31-2004	21.72	0.23	[2]	1.18	1.41	(0.17)	—	—	(0.17)	22.96	6.55	[4]	0.94		0.94		1.04		120	43
12-31-2003	17.39	0.13	[2]	4.41	4.54	(0.21)	—	—	(0.21)	21.72	26.41	[4]	0.95		0.95		0.69		115	39
SERIES NAV
06-30-2008[1]	19.42	0.10	[2]	(2.40)	(2.30)	(0.06)	(0.17)	—	(0.23)	16.89	(11.90)[3,4,5]		0.83	[6,7]	0.82	[6]	1.12	[6]	2	27	[3]
12-31-2007	21.66	0.27	[2]	0.01	0.28	(0.51)	(2.01)	—	(2.52)	19.42	1.31	[4,5,8]	0.81	[7]	0.80		1.23		3	70
12-31-2006	22.71	0.23	[2]	1.65	1.88	(0.27)	(2.66)	—	(2.93)	21.66	9.26	[4,5]	0.82	[7]	0.82		1.08		1	71
12-31-2005[9]	21.51	0.21	[2]	0.99	1.20	—	—	—	—	22.71	5.58	[3]	0.79	[6]	0.79	[6]	1.39	[6]	1	135
U.S. Large Cap
SERIES I
06-30-2008[1]	15.99	0.08	[2]	(2.29)	(2.21)	(0.03)	—	—	(0.03)	13.75	(13.82)[3,4,5]		0.92	[6,7]	0.92	[6]	1.01	[6]	266	24	[3]
12-31-2007	16.23	0.13	[2]	(0.18)	(0.05)	(0.19)	—	—	(0.19)	15.99	(0.34)[4,5,8]		0.90	[7]	0.90		0.77		348	41
12-31-2006	14.75	0.10	[2]	1.47	1.57	(0.09)	—	—	(0.09)	16.23	10.66	[4,5]	0.91	[7]	0.91		0.65		443	29
12-31-2005	14.00	0.07	[2]	0.74	0.81	(0.06)	—	—	(0.06)	14.75	5.82	[4]	0.94		0.94		0.50		485	34
12-31-2004	12.84	0.07	[2]	1.13	1.20	(0.04)	—	—	(0.04)	14.00	9.39	[4]	0.93	[40]	0.93	[40]	0.53		639	46	[28]
12-31-2003	9.41	0.05	[2]	3.42	3.47	(0.04)	—	—	(0.04)	12.84	37.06	[4]	0.93		0.93		0.43		414	34
SERIES II
06-30-2008[1]	15.95	0.06	[2]	(2.28)	(2.22)	(0.03)	—	—	(0.03)	13.70	(13.95)[3,4,5]		1.12	[6,7]	1.12	[6]	0.81	[6]	70	24	[3]
12-31-2007	16.16	0.09	[2]	(0.17)	(0.08)	(0.13)	—	—	(0.13)	15.95	(0.52)[4,5,8]		1.10	[7]	1.10		0.57		90	41
12-31-2006	14.70	0.07	[2]	1.45	1.52	(0.06)	—	—	(0.06)	16.16	10.36	[4,5]	1.11	[7]	1.11		0.45		114	29
12-31-2005	13.92	0.05	[2]	0.75	0.80	(0.02)	—	—	(0.02)	14.70	5.73	[4]	1.14		1.14		0.34		129	34
12-31-2004	12.79	0.04	[2]	1.12	1.16	(0.03)	—	—	(0.03)	13.92	9.11	[4]	1.13	[40]	1.13	[40]	0.34		240	46	[28]
12-31-2003	9.41	0.02	[2]	3.41	3.43	(0.05)	—	—	(0.05)	12.79	36.68	[4]	1.13		1.13		0.21		143	34
SERIES NAV
06-30-2008[1]	15.96	0.08	[2]	(2.29)	(2.21)	(0.03)	—	—	(0.03)	13.72	(13.84)[3,4,5]		0.87	[6,7]	0.87	[6]	1.06	[6]	481	24	[3]
12-31-2007	16.20	0.14	[2]	(0.18)	(0.04)	(0.20)	—	—	(0.20)	15.96	(0.26)[4,5,8]		0.85	[7]	0.85		0.83		516	41
12-31-2006	14.74	0.12	[2]	1.45	1.57	(0.11)	—	—	(0.11)	16.20	10.68	[4,5]	0.87	[7]	0.87		0.77		402	29
12-31-2005[13]	13.89	0.02	[2]	0.91	0.93	(0.08)	—	—	(0.08)	14.74	6.76	[3,4]	0.79	[6]	0.79	[6]	0.21	[6]	2	34
U.S. Multi Sector
SERIES NAV
06-30-2008[1]	13.38	0.08	[2]	(1.76)	(1.68)	(0.04)	—	—	(0.04)	11.66	(12.59)[3,4,5]		0.80	[6,7]	0.80	[6]	1.22	[6]	935	48	[3]
12-31-2007	14.00	0.18	[2]	0.15	0.33	(0.23)	(0.72)	—	(0.95)	13.38	2.38	[4,5]	0.80	[7]	0.79		1.24		1,702	65
12-31-2006	13.05	0.14	[2]	0.86	1.00	(0.02)	(0.03)	—	(0.05)	14.00	7.63	[4,5]	0.81	[7]	0.81		1.06		1,408	61
12-31-2005[37]	12.50	0.02	[2]	0.53	0.55	—	—	—	—	13.05	4.40	[3]	0.77	[6]	0.77	[6]	0.84	[6]	855	5	[3]

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Utilities
SERIES I
06-30-2008[1]	14.34	0.14	[2]	(0.46)	(0.32)	(0.05)	(0.46)	—	(0.51)	13.51	(2.07)[3,4,5]		1.00	[6,7]	1.00	[6]	2.14	[6]	177	36	[3]
12-31-2007	14.66	0.32	[2]	3.44	3.76	(0.31)	(3.77)	—	(4.08)	14.34	27.40	[4,8]	1.02		1.01		2.07		188	92
12-31-2006	13.18	0.29	[2]	3.25	3.54	(0.33)	(1.73)	—	(2.06)	14.66	31.00	[4,5]	1.00	[7]	1.00		2.24		134	98
12-31-2005	12.08	0.20	[2]	1.72	1.92	(0.06)	(0.76)	—	(0.82)	13.18	16.82	[4]	1.09		1.09		1.62		89	100
12-31-2004	9.43	0.19	[2]	2.56	2.75	(0.10)	—	—	(0.10)	12.08	29.42	[4]	1.15		1.15		1.87		60	106
12-31-2003	7.11	0.13	[2]	2.29	2.42	(0.10)	—	—	(0.10)	9.43	34.53	[4]	1.31		1.31		1.64		34	131
SERIES II
06-30-2008[1]	14.23	0.13	[2]	(0.45)	(0.32)	(0.05)	(0.46)	—	(0.51)	13.40	(2.13)[3,4,5]		1.20	[6,7]	1.20	[6]	1.95	[6]	66	36	[3]
12-31-2007	14.56	0.29	[2]	3.41	3.70	(0.26)	(3.77)	—	(4.03)	14.23	27.10	[4,8]	1.22		1.21		1.86		74	92
12-31-2006	13.10	0.27	[2]	3.23	3.50	(0.31)	(1.73)	—	(2.04)	14.56	30.77	[4,5]	1.20	[7]	1.20		2.08		66	98
12-31-2005	12.02	0.18	[2]	1.70	1.88	(0.04)	(0.76)	—	(0.80)	13.10	16.56	[4]	1.29		1.29		1.43		54	100
12-31-2004	9.39	0.17	[2]	2.55	2.72	(0.09)	—	—	(0.09)	12.02	29.23	[4]	1.35		1.35		1.68		38	106
12-31-2003	7.10	0.11	[2]	2.29	2.40	(0.11)	—	—	(0.11)	9.39	34.25	[4]	1.51		1.51		1.36		20	131
SERIES NAV
06-30-2008[1]	14.32	0.15	[2]	(0.44)	(0.29)	(0.06)	(0.46)	—	(0.52)	13.51	(1.92)[3,4,5]		0.96	[6,7]	0.95	[6]	2.27	[6]	27	36	[3]
12-31-2007	14.65	0.32	[2]	3.45	3.77	(0.33)	(3.77)	—	(4.10)	14.32	27.43	[4,8]	0.97		0.96		2.04		25	92
12-31-2006	13.17	0.30	[2]	3.25	3.55	(0.34)	(1.73)	—	(2.07)	14.65	31.07	[4,5]	0.95	[7]	0.95		2.29		7	98
12-31-2005[9]	11.34	0.13	[2]	1.70	1.83	—	—	—	—	13.17	16.14	[3]	1.04	[6]	1.04	[6]	1.34	[6]	3	100
Value
SERIES I
06-30-2008[1]	17.36	0.07	[2]	(2.43)	(2.36)	(0.04)	(0.43)	—	(0.47)	14.53	(13.78)[3,4,5]		0.84	[6,7]	0.84	[6]	0.83	[6]	210	23	[3]
12-31-2007	22.72	0.18	[2]	1.54	1.72	(0.32)	(6.76)	—	(7.08)	17.36	8.22	[4,5,8]	0.83	[7]	0.83		0.80		273	73
12-31-2006	21.89	0.18	[2]	3.95	4.13	(0.09)	(3.21)	—	(3.30)	22.72	21.05	[4,5]	0.83	[7]	0.83		0.83		290	65
12-31-2005	19.57	0.08	[2]	2.36	2.44	(0.12)	—	—	(0.12)	21.89	12.56	[4]	0.86		0.86		0.39		263	67
12-31-2004	17.09	0.10	[2]	2.48	2.58	(0.10)	—	—	(0.10)	19.57	15.18	[4]	0.85		0.85		0.58		307	80
12-31-2003	12.49	0.10	[2]	4.67	4.77	(0.17)	—	—	(0.17)	17.09	38.76	[4]	0.87		0.87		0.71		272	186
SERIES II
06-30-2008[1]	17.29	0.05	[2]	(2.42)	(2.37)	(0.03)	(0.43)	—	(0.46)	14.46	(13.88)[3,4,5]		1.04	[6,7]	1.04	[6]	0.63	[6]	43	23	[3]
12-31-2007	22.62	0.13	[2]	1.54	1.67	(0.24)	(6.76)	—	(7.00)	17.29	8.00	[4,5,8]	1.03	[7]	1.03		0.60		56	73
12-31-2006	21.81	0.13	[2]	3.94	4.07	(0.05)	(3.21)	—	(3.26)	22.62	20.80	[4,5]	1.03	[7]	1.03		0.64		59	65
12-31-2005	19.50	0.04	[2]	2.36	2.40	(0.09)	—	—	(0.09)	21.81	12.35	[4]	1.06		1.06		0.20		46	67
12-31-2004	17.04	0.07	[2]	2.48	2.55	(0.09)	—	—	(0.09)	19.50	15.04	[4]	1.05		1.05		0.40		49	80
12-31-2003	12.48	0.06	[2]	4.68	4.74	(0.18)	—	—	(0.18)	17.04	38.60	[4]	1.07		1.07		0.44		29	186
SERIES NAV
06-30-2008[1]	17.35	0.07	[2]	(2.42)	(2.35)	(0.04)	(0.43)	—	(0.47)	14.53	(13.72)[3,4,5]		0.79	[6,7]	0.79	[6]	0.90	[6]	12	23	[3]
12-31-2007	22.72	0.19	[2]	1.54	1.73	(0.34)	(6.76)	—	(7.10)	17.35	8.26	[4,5,8]	0.78	[7]	0.78		0.86		11	73
12-31-2006	21.90	0.19	[2]	3.94	4.13	(0.10)	(3.21)	—	(3.31)	22.72	21.03	[4,5]	0.78	[7]	0.78		0.90		4	65
12-31-2005[9]	18.90	0.11	[2]	2.89	3.00	—	—	—	—	21.90	15.87	[3]	0.82	[6]	0.82	[6]	0.77	[6]	1	67
Value & Restructuring
SERIES NAV
06-30-2008[1]	16.13	0.09	[2]	(0.11)	(0.02)	(0.02)	—	—	(0.02)	16.09	(0.15)[3,4,5]		0.86	[6,7]	0.86	[6]	1.10	[6]	568	8	[3]
12-31-2007	15.14	0.23	[2]	1.36	1.59	(0.32)	(0.28)	—	(0.60)	16.13	10.56	[4,5]	0.86	[7]	0.85		1.40	[43]	444	22
12-31-2006	13.31	0.17	[2]	1.74	1.91	(0.04)	(0.04)	—	(0.08)	15.14	14.43	[4,5]	0.89	[7]	0.89		1.21		337	14
12-31-2005[37]	12.50	0.04	[2]	0.77	0.81	—	—	—	—	13.31	6.48	[3]	0.91	[6]	0.91	[6]	1.80	[6]	153	4	[3]

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Vista
SERIES NAV
06-30-2008[1]	17.81	(0.04)[2]	(1.60)	(1.64)	—	(0.47)	—	(0.47)	15.70	(9.04)[3,4,5]		1.00	[6,7]	1.00	[6]	(0.52)[6,43]	85	102	[3]
12-31-2007	14.26	(0.08)[2,43]	5.54	5.46	—	(1.91)	—	(1.91)	17.81	38.44	[4,5]	0.96	[7]	0.96		(0.49)[43]	158	121
12-31-2006	13.12	(0.04)[2]	1.18	1.14	—	—	—	—	14.26	8.69	[5]	1.02	[7]	1.02		(0.30)	120	219
12-31-2005[37]	12.50	(0.01)[2]	0.63	0.62	—	—	—	—	13.12	4.96	[3]	1.00	[6]	1.00	[6]	(0.30)[6]	69	32	[3]

1	Unaudited.
2	Based on the average of the shares outstanding.
3	Not annualized.
4	Assumes dividend reinvestment.
5	Total returns would have been lower had certain expenses not been reduced during the periods shown.
6	Annualized.
7	Does not take into consideration expense reductions during the periods shown.
8	Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio	Impact on NAV per share from Payment from Affiliate for the Year Ended 12-31-2007		Total Return Excluding Payment from Affiliate for the Year Ended 12-31-2007
All Cap Core Series I	$0.02		2.56%
All Cap Core Series II	0.02		2.31%
All Cap Core Series NAV	0.01		2.65%
All Cap Growth Series I	0.05		11.77%
All Cap Growth Series II	0.04		11.60%
All Cap Growth Series NAV	0.04		11.85%
All Cap Value Series I	0.01		8.20%
All Cap Value Series II	0.02		7.91%
All Cap Value Series NAV	0.01		8.54%
Blue Chip Growth Series I	0.01		12.70%
Blue Chip Growth Series II	0.00	[11]	12.51%
Blue Chip Growth Series NAV	0.01		12.76%
Capital Appreciation Series I	0.00	[11]	11.61%
Capital Appreciation Series II	0.00	[11]	11.36%
Capital Appreciation Series NAV	0.01		11.58%
Emerging Growth Series II	0.00	[11]	3.74%
Emerging Growth Series NAV	0.00	[11]	4.01%
Emerging Small Company Series I	0.04		7.87%
Emerging Small Company Series II	0.04		7.66%
Emerging Small Company Series NAV	0.02		7.99%
Equity-Income Series I	0.00	[11]	3.35%
Equity-Income Series II	0.01		3.10%
Equity-Income Series NAV	0.00	[11]	3.39%
Financial Services Series I	0.00	[11]	–6.82%
Financial Services Series II	0.01		–6.99%
Financial Services Series NAV	0.00	[11]	–6.74%
Global Series I	0.03		1.11%
Global Series II	0.04		0.87%
Global Series NAV	0.00	[11]	1.32%
Global Allocation Series I	0.01		5.04%
Global Allocation Series II	0.01		4.78%
Global Allocation Series NAV	0.00	[11]	5.06%
Health Sciences Series I	0.01		17.60%
Health Sciences Series II	0.01		17.37%
Health Sciences Series NAV	0.00	[11]	17.73%
Income & Value Series I	0.01		1.02%
Income & Value Series II	0.01		0.81%
Income & Value Series NAV	0.01		1.03%
International Core Series I	0.01		11.42%
International Core Series II	0.00	[11]	11.54%
International Core Series NAV	$0.01		11.46%
International Small Cap Series I	0.02		10.06%
International Small Cap Series II	0.01		9.84%
International Small Cap Series NAV	0.01		10.14%
International Value Series I	0.01		9.46%
International Value Series II	0.01		9.29%
International Value Series NAV	0.01		9.54%
Large Cap Series I	0.07		0.90%
Large Cap Series II	0.07		0.78%
Large Cap Series NAV	0.06		1.11%
Large Cap Value Series I	0.01		4.33%
Large Cap Value Series II	0.01		4.14%
Large Cap Value Series NAV	0.01		4.40%
Mid Cap Stock Series I	0.01		23.49%
Mid Cap Stock Series II	0.01		23.27%
Mid Cap Stock Series NAV	0.01		23.51%
Mid Cap Value Series I	0.02		0.54%
Mid Cap Value Series II	0.01		0.43%
Mid Cap Value Series NAV	0.01		0.64%
Natural Resources Series I	0.00	[11]	40.68%
Natural Resources Series II	0.00	[11]	40.44%
Natural Resources Series NAV	0.00	[11]	40.81%
Optimized All Cap Series I	0.00	[11]	3.78%
Optimized All Cap Series II	0.00	[11]	3.57%
Optimized All Cap Series NAV	0.00	[11]	3.88%
Science & Technology Series I	0.02		19.40%
Science & Technology Series II	0.01		19.19%
Science & Technology Series NAV	0.01		19.53%
Small Cap Growth Series I	0.00	[11]	13.99%
Small Cap Growth Series II	0.00	[11]	13.77%
Small Cap Growth Series NAV	0.00	[11]	13.98%
Small Cap Opportunities Series I	0.01		–7.70%
Small Cap Opportunities Series II	0.02		–7.89%
Small Cap Opportunities Series NAV	0.01		–7.65%
Small Company Value Series I	0.00	[11]	–1.20%
Small Company Value Series II	0.00	[11]	–1.35%
Small Company Value Series NAV	0.00	[11]	–1.14%
U.S. Core Series I	0.06		0.95%
U.S. Core Series II	0.05		0.73%
U.S. Core Series NAV	0.04		1.10%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Portfolio	Impact on NAV per share from Payment from Affiliate for the Year Ended 12-31-2007		Total Return Excluding Payment from Affiliate for the Year Ended 12-31-2007
U.S. Large Cap Series I	0.01		–0.40%
U.S. Large Cap Series II	0.01		–0.58%
U.S. Large Cap Series NAV	0.01		–0.32%
Utilities Series I	0.01		27.31%
Utilities Series II	0.00	[11]	27.10%
Utilities Series NAV	0.00	[11]	27.43%
Value Series I	0.03		8.03%
Value Series II	0.03		7.82%
Value Series NAV	0.02		8.14%

9	Series NAV shares began operations on 4-29-05.
10	Less than $500,000.
11	Less than $0.01 per share.
12
The ratios of gross and net operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.18% and 1.15% for Series I and 1.38% and 1.35% for Series II, respectively.

13	Series NAV shares began operations on 2-28-05.
14	Series I shares began operations on 4-28-08.
15	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
16	Does not include expenses of the investment companies in which the Portfolio invests.
17	Series II shares began operations on 5-1-07.
18
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	American Funds	Franklin Templeton Funding Allocation
6/30/2008	0.42% – 0.78%	0.93% – 1.06%
12/31/2007	0.33% – 0.89%	0.86% – 1.06%

19	Series III shares began operation on 1-1-08.
20
The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

21	Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
22	Less than 1%.
23	Series I and Series II shares began operations on 11-2-05 and 7-29-05, respectively.
24
Effective 4-29-05, shareholders of the former VST Small Cap Emerging Growth Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Small Cap Growth. Additionally, the accounting and performance history of the former VST Small Cap Emerging Growth Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Growth.

25	Series I, Series II and Series III shares began operations on 10-31-07.
26
Effective 4-29-05, shareholders of the former VST Small Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Small Cap Value Trust. Additionally, the accounting and performance history of the former VST Small Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Value Trust.

27	John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
28	Excludes merger activity.
29	Series I, II and NAV shares began operations on 4-28-08.
30	Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 4-29-05, respectively.
31	Series I, Series II and Series NAV shares began operations on 1-1-08.
32	Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
33
Effective 4-29-05, shareholders of the former VST Overseas Equity B Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Overseas Equity. Additionally, the accounting and performance history of the former VST Overseas Equity B Fund Series NAV was redesignated as that of Series NAV shares of Overseas Equity.

34	Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.
35	Series I and Series NAV shares began operations on 5-1-07.
36	Series I shares began operations on 1-28-08.
37	Series NAV shares began operations on 10-24-05.
38	Series NAV shares began operations on 4-28-08.
39	Series NAV shares began operations on 4-28-06.
40	The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.92% and 1.12% for Series I and Series II, respectively.
41	Audited by previous Independent Registered Public Accounting Firm.
42	Certain amounts have been reclassified to permit comparison.
43	Net investment income/loss per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Portfolio which amounted to the following amounts:

		Period Ended 6/30/2008		Year Ended 12/31/2007
Portfolio	Series	Per share	Percentage of average net assets	Per share	Percentage of average net assets
Health Sciences	I	—	—	$0.03	0.18%
Health Sciences	II	—	—	$0.03	0.18%
Health Sciences	NAV	—	—	$0.02	0.17%
Mid Value	I	—	—	$0.11	0.81%
Mid Value	II	—	—	$0.13	0.98%
Mid Value	NAV	—	—	$0.13	0.99%
Value & Restructuring	NAV	—	—	$0.07	0.42%
Vista	NAV	$0.01	0.07%	$0.03	0.13%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

44	The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows:

Portfolio	6/30/2008	12/31/2007
Core Allocation Plus	87%	—
Income & Value	38%	59%
Managed	92%	—

45	The ratios of net operating expenses excluding costs incurred in connection with the reorganization were 0.87% and 1.07% for Series I and Series II.
46	Series I, Series II and Series NAV shares began operations on 4-29-05.
47
Effective 4-29-05, shareholders of the former VST Managed Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Managed. Additionally, the accounting and performance history of the former VST Managed Fund Series NAV was redesignated as that of Series NAV shares of Managed.

48	Series I, Series II and Series NAV shares began operations on 5-1-07.
49	Series I and Series II shares began operations on 4-29-05.
50
Effective 4-29-05, shareholders of the former VST Mid Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Mid Value. Additionally, the accounting and performance history of the former VST Mid Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Mid Value.

51	Audited by previous Independent Registered Public Accounting Firm.
52	Certain amounts in 2003 have been reclassified to permit comparison.
53	Series NAV shares began operations on 5-1-07.
54	Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 4-29-05, respectively.
55
John Hancock Life Insurance Company made a voluntary payment to Series I, Series II and Series NAV of $14,372, $28,883 and $1,943,168, respectively. Excluding this payment, total returns would have been 19.39%, 19.14% and 19.44% for Series I, Series II and Series NAV, respectively.

56	Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION OF THE TRUST The John Hancock Trust (the Trust or JHT) is a no-load, open-end investment management company organized as a Massachusetts business trust. It is a series company, which means it has several Portfolios, each with a stated investment objective that it pursues through separate investment policies.

The Trust currently offers one hundred and five separate investment Portfolios, seventy-two of which are as follows:

All Cap Core	Equity-Income	Optimized All Cap
All Cap Growth	Financial Services	Optimized Value
All Cap Value	Franklin Templeton Founding Allocation	Overseas Equity
American Asset Allocation	Fundamental Value	Pacific Rim
American Blue Chip Income and Growth	Global	Real Estate Equity
American Bond	Global Allocation	Real Estate Securities
American Fundamental Holding	Global Real Estate	Science & Technology
American Global Diversification	Growth Equity	Small Cap
American Global Growth	Health Sciences	Small Cap Growth
American Global Small Capitalization	Income & Value	Small Cap Intrinsic Value
American Growth	International Core	Small Cap Opportunities
American Growth-Income	International Opportunities	Small Cap Value
American High-Income Bond	International Small Cap	Small Company
American International	International Small Company	Small Company Growth
American New World	International Value	Small Company Value
Blue Chip Growth	Large Cap	U.S. Core
Capital Appreciation	Large Cap Value	U.S. Large Cap
Capital Appreciation Value	Managed	U.S. Multi Sector
Classic Value	Mid Cap Intersection	Utilities
Core Allocation Plus	Mid Cap Stock	Value
Core Equity	Mid Cap Value	Value & Restructuring
Disciplined Diversification	Mid Cap Value Equity	Vista
Emerging Growth	Mid Value
Emerging Markets Value	Mutual Shares
Emerging Small Company	Natural Resources

Each of the Portfolios, with the exception of American Asset Allocation, American Blue Chip Income and Growth, American Bond, American Fundamental Holding, American Global Diversification, American Global Growth, American Global Small Capitalization, American Growth, American Growth-Income, American High-Income Bond, American International, American New World, Core Equity, Financial Services, Franklin Templeton Founding Allocation, Global Real Estate, Health Sciences, Natural Resources, Real Estate Equity, Real Estate Securities, U.S. Multi Sector and Utilities, is diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

American Asset Allocation, American Blue Chip Income and Growth, American Bond, American Fundamental Holding, American Global Diversification, American Global Growth, American Global Small Capitalization, American Growth, American Growth-Income, American High-Income Bond, American International and American New World (collectively JHT American Portfolios) and Franklin Templeton Founding Allocation operate as a “Fund of Funds”, investing in shares of mutual funds (underlying funds). The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov, or at the Commission’s public reference room in Washington, D.C. These funds are not covered by this report.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company (U.S.A.) (John Hancock USA), and to Separate Accounts A and B and, in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York (John Hancock New York). In addition, shares of the Portfolios are also offered to separate accounts U, JH, S and I issued by John Hancock Variable Life Insurance Company (JHVLICO) and to separate accounts U, V, UV and H issued by John Hancock Life Insurance Company (JHLICO). Series NAV shares are also offered to Lifestyle Trust and the Franklin Templeton Founding Allocation Trust. John Hancock New York is a wholly owned subsidiary of John Hancock USA. John Hancock USA, John Hancock New York, JHVLICO and JHLICO are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (JHIMS or the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Distributors, LLC (JHD or the Distributor), an affiliate of the Adviser, serves as principal underwriter to the Trust and to the variable contracts issued by John Hancock USA and John Hancock New York, JHLICO and JHVLICO.

John Hancock Trust
Notes to Financial Statements (Unaudited)

ORGANIZATION OF THE TRUST, CONTINUED

The Portfolios described in this Semiannual Report offer four classes of shares as follows:

Series 1, 2 and 3:
American Asset Allocation	American Blue Chip Income and Growth	American Bond	American Fundamental Holdings
American Global Diversification	American Growth	American Growth-Income	American International

Series 2 and 3:
American Global Growth	American Global Small Cap	American High-Income Bond	American New World

Series 1 and NAV:
Emerging Markets Value	Global Real Estate	Mutual Shares	Small Cap Intrinsic Value

Series 1, 2 and NAV:
All Cap Core	All Cap Growth	All Cap Value	Blue Chip Growth
Capital Appreciation	Classic Appreciation Value	Classic Value	Core Allocation Plus
Core Equity	Disciplined Diversification	Emerging Growth	Emerging Small Company
Equity-Income	Financial Services	Franklin Templeton Founding Allocation	Fundamental Value
Global	Global Allocation	Health Sciences	Income & Value
International Core	International Opportunities	International Small Cap	International Value
Large Cap	Large Cap Value	Mid Cap Intersection	Mid Cap Stock
Mid Cap Value	Mid Value	Natural Resources	Optimized All Cap
Optimized Value	Overseas Equity	Pacific Rim	Real Estate Securities
Science & Technology	Small Cap	Small Cap Growth	Small Cap Opportunities
Small Cap Value	Small Company	Small Company Value	U.S. Core
U.S. Large Cap	Utilities	Value

Series NAV:
Growth Equity	International Small Company	Managed	Mid Cap Value Equity
Real Estate Equity	Small Company Growth	U.S. Multi Sector	Value & Restructuring
Vista

Series I, Series II, Series III and Series NAV shares represent an interest in the same portfolio of investments of each respective Portfolio and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

At June 30, 2008, John Hancock USA owned shares of beneficial interest for the following Portfolios:

PORTFOLIO	Series I	Series II	Series III	Series NAV
American Asset Allocation	8,333	—	807	—
American Blue Chip Income & Growth	—	—	672	—
American Bond	—	—	762	—
American Fundamental Holdings	8,140	—	8,145	—
American Global Diversification	8,151	—	8,156	—
American Global Growth	—	—	763	—
American Growth	—	—	462	—
American Growth-Income	—	—	512	—
American High Income Bond	—	—	883	—
American International	—	—	374	—
American New World	—	—	678	—
Capital Appreciation Value	40,000	320,000	—	40,000
Core Allocation Plus	800,000	800,000	—	400,000
Disciplined Diversification	80,000	3,840,000	—	80,000
Franklin Templeton Allocation	896	—	—	8,881
Global Real Estate	8,503	—	—	—
Global Small Cap	—	—	749	—
Mid Cap Intersection	8,000	—	—	—
Mutual Shares	917	—	—	—
Small Cap Intrinsic Value	979	—	—	—

New Portfolios  Effective January 2, 2008, Core Allocation Plus portfolio commenced operation. Effective April 25, 2008, Growth Equity portfolio commenced operation. Effective April 28, 2008, Capital Appreciation Value and Disciplined Diversification portfolios commenced operations.

Change in Portfolio Name  Effective April 28, 2008, the Quantitative All Cap has changed its name to Optimized All Cap and Quantitative Value has changed its name to Optimized Value.

John Hancock Trust
Notes to Financial Statements (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES In the preparation of the financial statements, the Portfolios follow the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security Valuation  The net asset value of the shares of each Portfolio is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments in underlying funds of the JHT American Portfolios and Franklin Templeton Founding Allocation are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation policies, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of the John Hancock Advisers, LLC (JHA), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. All other securities held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities sold short are valued at the closing asking price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Portfolio’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Portfolio is calculating the net asset value. In view of these factors, it is likely that Portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Portfolios investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Portfolios that invest in securities in foreign markets that close prior to the NYSE, the Portfolios will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that track foreign markets in which Portfolios have significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for all Portfolios that invest in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of such Portfolios will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of a Portfolio’s shares reflects the value of the Portfolio’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Portfolio at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

The Portfolios adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Portfolios’ fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of hierarchy are described below:

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

•	Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolios’ own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following tables are a summary of the inputs used to value the Portfolios’ net assets as of June 30, 2008 and a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

All Cap Core			All Cap Growth
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$887,656,160	($5,220,160)	Level 1 — Quoted Prices	$280,859,861	—
Level 2 — Other Significant Observable Inputs	92,563,141	—	Level 2 — Other Significant Observable Inputs	47,252,072	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$980,219,301	($5,220,160)	Total	$328,111,933	—

All Cap Value			American Asset Allocation
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$112,664,461	—	Level 1 — Quoted Prices	$795,253,186	—
Level 2 — Other Significant Observable Inputs	7,108,000	—	Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$119,772,461	—	Total	$795,253,186	—

American Blue Chip Income and Growth			American Bond
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$141,699,047	—	Level 1 — Quoted Prices	$957,954,190	—
Level 2 — Other Significant Observable Inputs	—	—	Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$141,699,047	—	Total	$957,954,190	—

American Fundamental Holding			American Global Diversification
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$419,650,431	—	Level 1 — Quoted Prices	$526,946,882	—
Level 2 — Other Significant Observable Inputs	—	—	Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$419,650,431	—	Total	$526,946,882	—

American Global Growth			American Global Small Capitalization
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$242,018,368	—	Level 1 — Quoted Prices	$83,615,609	—
Level 2 — Other Significant Observable Inputs	—	—	Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$242,018,368	—	Total	$83,615,609	—

American Growth			American Growth-Income
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$1,650,661,980	—	Level 1 — Quoted Prices	$1,283,085,829	—
Level 2 — Other Significant Observable Inputs	—	—	Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$1,650,661,980	—	Total	$1,283,085,829	—

American High-Income Bond			American International
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$51,005,263	—	Level 1 — Quoted Prices	$1,095,885,280	—
Level 2 — Other Significant Observable Inputs	—	—	Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$51,005,263	—	Total	$1,095,885,280	—

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

American New World			Blue Chip Growth
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$81,053,179	—	Level 1 — Quoted Prices	$3,061,704,943	—
Level 2 — Other Significant Observable Inputs	—	—	Level 2 — Other Significant Observable Inputs	78,042,642	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$81,053,179	—	Total	$3,139,747,585	—

Capital Appreciation			Capital Appreciation Value
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$1,221,398,056	—	Level 1 — Quoted Prices	$5,386,351	—
Level 2 — Other Significant Observable Inputs	38,830,694	—	Level 2 — Other Significant Observable Inputs	2,997,137	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$1,260,228,750	—	Total	$8,383,488	—

Classic Value			Core Allocation Plus
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$40,212,352	—	Level 1 — Quoted Prices	$10,898,200	($124,463)
Level 2 — Other Significant Observable Inputs	1,186,000	—	Level 2 — Other Significant Observable Inputs	16,578,161	(757)
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	44,696	(1,249)
Total	$41,398,352	—	Total	$27,521,057	($126,469)

Core Equity			Disciplined Diversification
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$514,873,582	—	Level 1 — Quoted Prices	$23,797,237	—
Level 2 — Other Significant Observable Inputs	19,292,000	—	Level 2 — Other Significant Observable Inputs	37,939,574	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$534,165,582	—	Total	$61,736,811	—

Emerging Growth			Emerging Markets Value
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$18,386,798	—	Level 1 — Quoted Prices	$211,529,442	—
Level 2 — Other Significant Observable Inputs	123,452	—	Level 2 — Other Significant Observable Inputs	325,975,575	—
Level 3 — Significant Unobservable Inputs	135,167	—	Level 3 — Significant Unobservable Inputs	272,893	—
Total	$18,645,417	—	Total	$537,777,910	—

Emerging Small Company			Equity-Income
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$195,964,130	—	Level 1 — Quoted Prices	$1,972,630,402	—
Level 2 — Other Significant Observable Inputs	12,589,122	—	Level 2 — Other Significant Observable Inputs	95,349,544	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	10,606,518	—
Total	$208,553,252	—	Total	$2,078,586,464	—

Financial Services			Franklin Templeton Founding Allocation
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$108,420,106	—	Level 1 — Quoted Prices	$1,359,240,969	—
Level 2 — Other Significant Observable Inputs	8,951,150	—	Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	1,769,600	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$119,140,856	—	Total	$1,359,240,969	—

Fundamental Value			Global
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$1,619,488,826	—	Level 1 — Quoted Prices	$341,215,947	—
Level 2 — Other Significant Observable Inputs	209,825,688	—	Level 2 — Other Significant Observable Inputs	444,785,423	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$1,829,314,514	—	Total	$786,001,370	—

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Global Allocation			Global Real Estate
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$149,331,373	($529,757)	Level 1 — Quoted Prices	$415,923,474	—
Level 2 — Other Significant Observable Inputs	133,677,865	(1,020,513)	Level 2 — Other Significant Observable Inputs	390,963,528	(3,062,582)
Level 3 — Significant Unobservable Inputs	1,037,141	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$284,046,379	($1,550,270)	Total	$806,887,002	($3,062,582)

Growth Equity Trust			Health Sciences
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$478,477,283	—	Level 1 — Quoted Prices	$201,441,402	—
Level 2 — Other Significant Observable Inputs	8,136,000	—	Level 2 — Other Significant Observable Inputs	19,002,462	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	440,755	—
Total	$486,613,283	—	Total	$220,884,619	—

Income & Value			International Core
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$265,634,329	—	Level 1 — Quoted Prices	$152,815,728	($2,549,639)
Level 2 — Other Significant Observable Inputs	144,546,004	$410	Level 2 — Other Significant Observable Inputs	1,103,914,475	(310,371)
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$410,180,333	$410	Total	$1,256,730,203	($2,860,010)

International Opportunities			International Small Cap
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$361,548,819	—	Level 1 — Quoted Prices	$119,409,701	—
Level 2 — Other Significant Observable Inputs	690,965,903	—	Level 2 — Other Significant Observable Inputs	358,969,553	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$1,052,514,722	—	Total	$478,379,254	—

International Small Company			International Value
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$116,443,648	—	Level 1 — Quoted Prices	$235,747,556	—
Level 2 — Other Significant Observable Inputs	332,232,998	—	Level 2 — Other Significant Observable Inputs	1,333,320,847	—
Level 3 — Significant Unobservable Inputs	420,271	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$449,096,917	—	Total	$1,569,068,403	—

Large Cap			Large Cap Value
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$598,680,380	—	Level 1 — Quoted Prices	$716,124,887	—
Level 2 — Other Significant Observable Inputs	7,861,000	—	Level 2 — Other Significant Observable Inputs	597,000	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$606,541,380	—	Total	$716,721,887	—

Managed			Mid Cap Intersection
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$691,364,691	($357,650)	Level 1 — Quoted Prices	$217,998,784	($174,151)
Level 2 — Other Significant Observable Inputs	577,096,882	(67,334)	Level 2 — Other Significant Observable Inputs	8,184,000	—
Level 3 — Significant Unobservable Inputs	12,893,937	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$1,281,355,510	($424,984)	Total	$226,182,784	($174,151)

Mid Cap Stock			Mid Cap Value
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$1,130,506,858	—	Level 1 — Quoted Prices	$377,240,234	—
Level 2 — Other Significant Observable Inputs	127,959,686	—	Level 2 — Other Significant Observable Inputs	14,747,000	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$1,258,466,544	—	Total	$391,987,234	—

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Mid Cap Value Equity			Mid Value
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$72,477,780	—	Level 1 — Quoted Prices	$135,417,381	—
Level 2 — Other Significant Observable Inputs	1,884,159	—	Level 2 — Other Significant Observable Inputs	18,153,571	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	667,800	—
Total	$74,361,939	—	Total	$154,238,752	—

Mutual Shares			Natural Resources
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$267,582,499	—	Level 1 — Quoted Prices	$883,967,800	—
Level 2 — Other Significant Observable Inputs	192,248,145	($1,476,972)	Level 2 — Other Significant Observable Inputs	150,427,592	—
Level 3 — Significant Unobservable Inputs	1,813,713	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$461,644,357	($1,476,972)	Total	$1,034,395,392	—

Optimized All Cap			Optimized Value
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$2,066,707,565	—	Level 1 — Quoted Prices	$787,206,419	—
Level 2 — Other Significant Observable Inputs	14,710,000	—	Level 2 — Other Significant Observable Inputs	10,484,000	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$2,081,417,565	—	Total	$797,690,419	—

Overseas Equity			Pacific Rim
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$188,815,918	—	Level 1 — Quoted Prices	$4,184,720	—
Level 2 — Other Significant Observable Inputs	402,121,395	$735,551	Level 2 — Other Significant Observable Inputs	134,503,094	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$590,937,313	$735,551	Total	$138,687,814	—

Real Estate Equity			Real Estate Securities
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$270,909,228	—	Level 1 — Quoted Prices	$534,497,632	—
Level 2 — Other Significant Observable Inputs	13,145,906	—	Level 2 — Other Significant Observable Inputs	1,962,000	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$284,055,134	—	Total	$536,459,632	—

Science & Technology			Small Cap
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$276,304,971	—	Level 1 — Quoted Prices	$99,296,591	—
Level 2 — Other Significant Observable Inputs	57,124,506	—	Level 2 — Other Significant Observable Inputs	1,470,000	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$333,429,477	—	Total	$100,766,591	—

Small Cap Growth			Small Cap Intrinsic Value
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$299,171,305	—	Level 1 — Quoted Prices	$78,165,823	—
Level 2 — Other Significant Observable Inputs	9,512,000	—	Level 2 — Other Significant Observable Inputs	1,759,538	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	408,518	—
Total	$308,683,305	—	Total	$80,333,879	—

Small Cap Opportunities			Small Cap Value
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$211,528,525	($3,490,965)	Level 1 — Quoted Prices	$423,255,808	—
Level 2 — Other Significant Observable Inputs	88,813,000	—	Level 2 — Other Significant Observable Inputs	16,467,000	—
Level 3 — Significant Unobservable Inputs		—	Level 3 — Significant Unobservable Inputs	—	—
Total	$300,341,525	($3,490,965)	Total	$439,722,808	—

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Small Company			Small Company Growth
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$40,510,125	—	Level 1 — Quoted Prices	$232,669,546	—
Level 2 — Other Significant Observable Inputs	—	—	Level 2 — Other Significant Observable Inputs	3,006,000	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$40,510,125	—	Total	$235,675,546	—

Small Company Value			U.S. Core
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$757,871,364	—	Level 1 — Quoted Prices	$589,371,166	—
Level 2 — Other Significant Observable Inputs	23,665,837	—	Level 2 — Other Significant Observable Inputs	12,152,000	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$781,537,201	—	Total	$601,523,166	—

U.S. Large Cap			U.S. Multi-Sector
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$829,518,842	—	Level 1 — Quoted Prices	$904,865,139	($550,470)
Level 2 — Other Significant Observable Inputs	26,671,825	—	Level 2 — Other Significant Observable Inputs	28,262,000	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$856,190,667	—	Total	$933,127,139	($550,470)

Utilities			Value
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$216,666,149	—	Level 1 — Quoted Prices	$249,425,850	—
Level 2 — Other Significant Observable Inputs	60,926,791	($390,415)	Level 2 — Other Significant Observable Inputs	10,600,000	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$277,592,940	($390,415)	Total	$260,025,850	—

Value & Restructuring			Vista
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$545,185,504	—	Level 1 — Quoted Prices	$79,889,442	—
Level 2 — Other Significant Observable Inputs	48,751,496	—	Level 2 — Other Significant Observable Inputs	3,768,429	($20,785)
Level 3 — Significant Unobservable Inputs	611,310	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$594,548,310	—	Total	$83,657,871	($20,785)

Core Allocation Plus			Emerging Growth
	Investments in Securities	Other Financial Instruments		Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	—	—	Balance as of 12/31/07	—	—
Accrued discounts/premiums	—	—	Accrued discounts/premiums	—	—
Realized gain (loss)	—	—	Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	($55,304)	$231	Change in unrealized appreciation (depreciation)	$10,167	—
Net purchases (sales)	100,000	(1,480)	Net purchases (sales)	125,000	—
Transfers in and/or out of Level 3	—	—	Transfers in and/or out of Level 3	—	—
Balance as of 6/30/08	$44,696	($1,249)	Balance as of 6/30/08	$135,167	—

Emerging Markets Value			Equity-Income
	Investments in Securities	Other Financial Instruments		Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$195,084	—	Balance as of 12/31/07	—	—
Accrued discounts/premiums	—	—	Accrued discounts/premiums	—	—
Realized gain (loss)	—	—	Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(168,191)	—	Change in unrealized appreciation (depreciation)	($3,793,482)	—
Net purchases (sales)	—	—	Net purchases (sales)	14,400,000	—
Transfers in and/or out of Level 3	246,000	—	Transfers in and/or out of Level 3		—
Balance as of 6/30/08	$272,893	—	Balance as of 6/30/08	$10,606,518	—

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Financial Services			Global Allocation
	Investments in Securities	Other Financial Instruments		Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$4,094,654	—	Balance as of 12/31/07	$2,014,988	—
Accrued discounts/premiums	—	—	Accrued discounts/premiums	202	—
Realized gain (loss)	—	—	Realized gain (loss)	297	—
Change in unrealized appreciation (depreciation)	40,416	—	Change in unrealized appreciation (depreciation)	(287,115)	—
Net purchases (sales)	(2,365,470)	—	Net purchases (sales)	(30,365)	—
Transfers in and/or out of Level 3		—	Transfers in and/or out of Level 3	(660,866)	—
Balance as of 6/30/08	$1,769,600	—	Balance as of 6/30/08	$1,037,141	—

Health Sciences			International Small Company
	Investments in Securities	Other Financial Instruments		Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$333,080	—	Balance as of 12/31/07	$114,786	—
Accrued discounts/premiums	—	—	Accrued discounts/premiums	—	—
Realized gain (loss)	—	—	Realized gain (loss)	(48,979)	—
Change in unrealized appreciation (depreciation)	(1,232,499)	—	Change in unrealized appreciation (depreciation)	203,910	—
Net purchases (sales)	(255,200)	—	Net purchases (sales)	(5,185)	—
Transfers in and/or out of Level 3	1,595,374	—	Transfers in and/or out of Level 3	155,739	—
Balance as of 6/30/08	$440,755	—	Balance as of 6/30/08	$420,271	—

Managed			Mid Value
	Investments in Securities	Other Financial Instruments		Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$24,568,024	—	Balance as of 12/31/07	—	—
Accrued discounts/premiums	3	—	Accrued discounts/premiums	—	—
Realized gain (loss)	(1,266)	—	Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(4,098,196)	—	Change in unrealized appreciation (depreciation)	($32,200)	—
Net purchases (sales)	406,879	—	Net purchases (sales)	700,000	—
Transfers in and/or out of Level 3	(7,981,507)	—	Transfers in and/or out of Level 3		—
Balance as of 6/30/08	$12,893,937	—	Balance as of 6/30/08	$667,800	—

Mutual Shares			Small Cap Intrinsic Value
	Investments in Securities	Other Financial Instruments		Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$1,439,712	—	Balance as of 12/31/07	—	—
Accrued discounts/premiums	17,280	—	Accrued discounts/premiums	—	—
Realized gain (loss)	—	—	Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(661,850)	—	Change in unrealized appreciation (depreciation)	$72,419	—
Net purchases (sales)	1,018,571	—	Net purchases (sales)	336,099	—
Transfers in and/or out of Level 3		—	Transfers in and/or out of Level 3		—
Balance as of 6/30/08	$1,813,713	—	Balance as of 6/30/08	$408,518	—

Value & Restructuring
	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$829,099	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(217,789)	—
Net purchases (sales)		—
Transfers in and/or out of Level 3		—
Balance as of 6/30/08	$611,310	—

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Investment Risk  Certain Portfolios of the Trust may invest a portion of their assets in securities of issuers that hold mortgage securities including sub-prime mortgage securities. The value of these securities is sensitive to change in economic conditions including delinquencies and/or defaults and may be adversely affected by shifts to the markets perception of the issuers and changes in interest rates.

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Guarantees and Indemnifications  Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Repurchase Agreements  Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

Foreign Currency Transactions  The books and records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Certain Portfolios invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than Portfolios that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay a Portfolio from taking money out of the country or may impose additional taxes on money removed from the country.

Security Transactions and Related Investment Income  Investment security and underlying affiliated funds transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded by the underlying funds on the ex-dividend date. Distributions from the underlying funds are recorded on the ex-dividend date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Portfolio becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

From time to time, certain of the Portfolios may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Portfolios use specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Broker Commission Rebates  The Portfolios may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Portfolios. Commission rebates are reflected as a realized gain on securities in the Statement of Operations. For the period ended June 30, 2008, the following funds received rebates:

All Cap Growth	$869	Global Allocation	$2,807
All Cap Value	1,050	Large Cap	13,412
Capital Appreciation	15,897	Mid Cap Value Equity	1,983
Classic Value	1,121	Mid Cap Value	1,713
Core Equity	21,185	Science & Technology	793
Emerging Small Company	1,653	Small Cap Opportunities	160
Financial Services	701	Utilities Trust	1,093
Fundamental Value	15,752

Allocations of Income and Expenses  All income, expenses (except class-specific expenses), and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Expenses not directly attributable to a particular Portfolio or share class are allocated based on the relative share of net assets of each Portfolio or share class at the time the expense was incurred. Class-specific expenses, such as Distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes. In the case of JHT American Portfolios and Franklin Templeton Founding Allocation, expenses in the Portfolios’ Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying funds. The American Fundamental Holding, American Global Diversification and Franklin Templeton Founding Allocation Portfolio may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by a Portfolio will vary.

Options  Each Portfolio described in this Semiannual Report may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio), securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolios is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss for the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls may decrease a Portfolio’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Written options for the six months ended June 30, 2008, were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Capital Appreciation Value
Outstanding, beginning of period	—	—
Options written	36	$8,397
Options closed	—	—
Options expired	—	—
Outstanding, end of period	36	$8,397
Core Allocation Plus
Outstanding, beginning of period	—	—
Options written	1,400	$1,480
Options closed	—	—
Options expired	—	—
Outstanding, end of period	1,400	$1,480
Emerging Growth
Outstanding, beginning of period	10	$2,140
Options written	70	17,156
Options closed	(7)	(13,732)
Options expired	(63)	(1,674)
Outstanding, end of period	10	$3,890
Health Sciences
Outstanding, beginning of period	11,022	$4,969,141
Options written	15,061	6,225,711
Options closed	(13,271)	(4,419,074)
Options expired	(2,846)	(795,314)
Outstanding, end of period	9,966	$5,980,464
Mutual Shares
Outstanding, beginning of period	2,612	$26,882
Options written		—
Options closed	(12)	(7,929)
Options expired	(2,600)	(18,953)
Outstanding, end of period	—	—

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of open written options outstanding as of June 30, 2008:

Option on Securities

PORTFOLIO	NAME OF ISSUER	STRIKE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Capital Appreciation Value	CALLS
	3M Company	$90.00	Jan 2009	1	$152	($40)
	Aon Corp.	50.00	Jan 2009	3	771	(675)
	Baxter International, Inc.	70.00	Jan 2009	2	474	(430)
	General Mills, Inc.	65.00	Jan 2009	5	1,360	(950)
	H&R Block, Inc.	25.00	Jan 2009	3	321	(420)
	Pfizer, Inc.	25.00	Jan 2009	9	238	(81)
	Tjx Companies, Inc.	35.00	Jan 2009	4	1,008	(800)
	Tyco International, Ltd.	50.00	Jan 2009	3	891	(165)
	Wal Mart Stores, Inc.	55.00	Jan 2009	4	2,488	(2,260)
	Wal Mart Stores, Inc.	60.00	Jan 2009	2	694	(580)
				36	$8,397	($6,401)

Core Allocation Plus	CALLS
	Amada Company, Ltd.	JPY 978.01	Sep 2008	1,000	$375	($419)
	Shin-Etsu Chemical Company, Ltd.	7,459.53	Sep 2008	400	1,105	(830)
				1,400	$1,480	($1,249)
Emerging Growth	CALLS
	Superior Energy Services, Inc.	$55.00	Aug 2008	10	$3,890	($3,890)
				10	$3,890	($3,890)

Health Sciences	CALLS
	Abbott Labs	$60.00	Jan 2009	22	$5,566	($2,970)
	Acorda Therapeutics, Inc.	40.00	Jan 2009	24	4,373	(7,920)
	Alcon, Inc.	170.00	Jan 2009	14	13,880	(15,470)
	Alexion Pharmaceuticals, Inc.	75.00	Aug 2008	53	14,457	(22,790)
	Alexion Pharmaceuticals, Inc.	80.00	Jan 2009	79	35,432	(43,055)
	Allergan, Inc.	60.00	Jul 2008	50	9,903	(375)
	Allergan, Inc.	70.00	Jan 2009	60	12,073	(2,700)
	AMAG Pharmaceuticals, Inc.	45.00	Aug 2008	20	7,940	(550)
	Amgen, Inc.	60.00	Jan 2009	103	20,624	(6,283)
	Amgen, Inc.	50.00	Jan 2009	81	34,020	(25,515)
	Amylin Pharmaceuticals, Inc.	35.00	Jul 2008	125	33,375	(625)
	Amylin Pharmaceuticals, Inc.	40.00	Jan 2009	26	2,657	(1,300)
	Amylin Pharmaceuticals, Inc.	35.00	Jan 2009	211	34,466	(22,155)
	Arthrocare Corp.	60.00	Dec 2008	26	5,585	(2,080)
	Assurant, Inc.	70.00	Jan 2009	133	41,460	(59,850)
	Barr Pharmaceuticals, Inc.	55.00	Aug 2008	53	7,681	(795)
	Baxter International, Inc.	65.00	Aug 2008	26	5,252	(4,290)
	Baxter International, Inc.	70.00	Jan 2009	40	6,680	(8,600)
	Biogen Idec, Inc.	60.00	Jul 2008	25	12,781	(1,125)
	C.R. Bard, Inc.	100.00	Jan 2009	36	9,252	(8,010)
	Cardinal Health, Inc.	60.00	Sep 2008	11	3,300	(440)
	Cardinal Health, Inc.	70.00	Jan 2009	41	7,052	(718)
	Celgene Corp.	70.00	Jul 2008	27	4,239	(675)
	Celgene Corp.	70.00	Oct 2008	27	5,508	(7,155)
	Celgene Corp.	75.00	Jan 2009	53	22,101	(15,900)
	Celgene Corp.	70.00	Jan 2009	63	25,011	(30,870)
	Centene Corp.	22.50	Sep 2008	85	8,900	(1,487)
	Centene Corp.	25.00	Dec 2008	54	6,936	(1,620)
	Cephalon, Inc.	70.00	Aug 2008	27	4,985	(4,590)
	Cerner Corp.	50.00	Sep 2008	56	11,032	(8,680)
	Cigna Corp.	60.00	Jan 2009	55	14,873	(550)
	Community Health Systems, Inc.	35.00	Sep 2008	40	8,680	(6,700)
	Conceptus, Inc.	20.00	Nov 2008	52	9,166	(8,060)
	Covance, Inc.	90.00	Jan 2009	27	13,689	(15,660)
	CVS Caremark, Corp.	45.00	Jan 2009	84	16,438	(14,280)
	Davita, Inc.	60.00	Jan 2009	41	7,064	(7,380)
	Davita, Inc.	55.00	Jan 2009	26	5,476	(9,360)
	Dentsply International, Inc.	45.00	Jan 2009	47	7,149	(3,055)
	Edwards Lifesciences Corp.	50.00	Nov 2008	26	6,032	(35,230)
	Edwards Lifesciences Corp.	60.00	Jan 2009	53	10,441	(35,775)

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	NAME OF ISSUER	STRIKE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Health Sciences, continued	CALLS
	Elan Corp., PLC	$40.00	Jan 2009	99	$22,982	($43,560)
	Eli Lilly & Company	55.00	Jul 2008	27	2,389	(135)
	Express Scripts, Inc.	85.00	Jan 2009	28	8,714	(3,080)
	Genentech, Inc.	80.00	Sep 2008	20	3,340	(5,000)
	Gilead Sciences, Inc.	52.50	Aug 2008	39	5,987	(10,530)
	Gilead Sciences, Inc.	57.50	Aug 2008	16	2,832	(1,200)
	Gilead Sciences, Inc.	60.00	Nov 2008	104	19,968	(18,720)
	Gilead Sciences, Inc.	60.00	Jan 2009	53	17,724	(13,382)
	Henry Schein, Inc.	70.00	Jan 2009	14	3,318	(245)
	Humana, Inc.	55.00	Aug 2008	25	6,012	(375)
	Humana, Inc.	60.00	Jan 2009	11	2,497	(660)
	Imclone Systems, Inc.	45.00	Aug 2008	53	17,886	(5,035)
	Imclone Systems, Inc.	45.00	Nov 2008	84	20,429	(21,840)
	Imclone Systems, Inc.	60.00	Jan 2009	70	15,072	(3,150)
	Imclone Systems, Inc.	50.00	Jan 2009	26	9,062	(4,810)
	Intuitive Surgical, Inc.	300.00	Jan 2009	11	36,108	(34,650)
	Intuitive Surgical, Inc.	400.00	Jan 2009	10	47,170	(6,850)
	Invitrogen Corp.	50.00	Aug 2008	44	6,605	(880)
	Laboratory Corp. America Holdings	70.00	Jan 2009	52	25,844	(27,820)
	LifePoint Hospitals, Inc.	30.00	Aug 2008	40	5,280	(3,300)
	Mckesson Corp.	60.00	Jan 2009	10	3,370	(3,180)
	Medco Health Solutions, Inc.	60.00	Jan 2009	74	15,933	(8,510)
	Medtronic, Inc.	52.50	Aug 2008	78	9,582	(9,750)
	Medtronic, Inc.	55.00	Jan 2009	108	16,956	(25,380)
	Merck & Company, Inc.	45.00	Oct 2008	81	8,464	(2,835)
	Mindray Medical International, Ltd.	40.00	Oct 2008	43	9,976	(13,760)
	Monsanto Company	135.00	Jul 2008	25	13,034	(5,250)
	Monsanto Company	150.00	Jan 2009	56	50,884	(57,680)
	Onyx Pharmaceuticals, Inc.	50.00	Jan 2009	40	11,169	(5,500)
	OSI Pharmaceuticals, Inc.	45.00	Jan 2009	52	20,252	(26,000)
	OSI Pharmaceuticals, Inc.	50.00	Jan 2009	21	5,322	(6,930)
	Psychiatric Solutions, Inc.	35.00	Sep 2008	28	7,284	(13,020)
	Qiagen N.V.	22.50	Nov 2008	80	16,401	(10,400)
	ResMed, Inc.	45.00	Oct 2008	53	6,556	(1,722)
	Shire PLC	60.00	Jan 2009	76	12,897	(12,920)
	St. Jude Medical, Inc.	50.00	Jan 2009	26	6,422	(2,340)
	Teva Pharmaceutical Industries, Ltd.	55.00	Jan 2009	132	21,234	(5,280)
	Teva Pharmaceutical Industries, Ltd.	50.00	Jan 2009	81	12,493	(12,555)
	United Therapeutics Corp.	100.00	Aug 2008	19	9,370	(9,310)
	United Therapeutics Corp.	110.00	Nov 2008	21	20,182	(22,995)
	Vertex Pharmaceuticals, Inc.	40.00	Jan 2009	53	9,147	(16,960)
	WellPoint, Inc.	60.00	Jan 2009	40	9,480	(6,600)
	Wyeth	55.00	Jan 2009	49	8,116	(8,575)
	Wyeth	50.00	Jan 2009	38	8,320	(12,920)
	Zimmer Holdings, Inc.	80.00	Jan 2009	44	14,828	(8,140)
				4,256	$1,122,420	($958,377)

	PUTS
	Abbott Labs	$60.00	Jan 2009	27	$21,539	($23,220)
	Abbott Labs	60.00	Jan 2010	11	10,417	(11,770)
	Acorda Therapeutics, Inc.	30.00	Jan 2009	29	13,436	(11,020)
	Aetna, Inc.	55.00	Jan 2009	33	19,359	(48,675)
	Aetna, Inc.	50.00	Jan 2009	26	21,502	(27,170)
	Aetna, Inc.	60.00	Jan 2009	11	11,335	(21,395)
	Alcon, Inc.	140.00	Jan 2009	35	58,567	(17,150)
	Alcon, Inc.	170.00	Jan 2010	31	81,210	(70,680)
	Alcon, Inc.	180.00	Jan 2010	26	75,733	(73,710)
	Alexion Pharmaceuticals, Inc.	65.00	Aug 2008	26	27,462	(4,355)
	Alexion Pharmaceuticals, Inc.	75.00	Aug 2008	21	13,797	(12,285)
	Alexion Pharmaceuticals, Inc.	70.00	Aug 2008	15	7,905	(4,950)
	Alexion Pharmaceuticals, Inc.	65.00	Jan 2009	16	20,872	(7,520)
	Alexion Pharmaceuticals, Inc.	70.00	Jan 2009	10	7,070	(6,650)

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	NAME OF ISSUER	STRIKE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Health Sciences, continued	PUTS
	Alexion Pharmaceuticals, Inc.	$50.00	Jan 2009	7	$5,579	($928)
	Alkermes, Inc.	17.50	Jan 2009	21	9,387	(11,130)
	Alkermes, Inc.	20.00	Jan 2009	19	13,242	(14,440)
	Allergan, Inc.	60.00	Jan 2009	28	25,116	(25,900)
	Allergan, Inc.	65.00	Jan 2009	33	23,001	(43,725)
	Allergan, Inc.	55.00	Jan 2009	10	5,970	(5,700)
	Amerigroup Corp.	25.00	Jan 2009	34	11,832	(19,720)
	Amgen, Inc.	35.00	Jan 2009	8	2,456	(552)
	Amylin Pharmaceuticals, Inc.	35.00	Jul 2008	18	6,546	(17,460)
	Amylin Pharmaceuticals, Inc.	30.00	Jan 2009	22	10,934	(13,970)
	Amylin Pharmaceuticals, Inc.	40.00	Jan 2009	15	12,205	(22,275)
	Amylin Pharmaceuticals, Inc.	35.00	Jan 2009	15	7,915	(15,450)
	Applied Biosystems Group	30.00	Jan 2009	1	297	(125)
	Assurant, Inc.	70.00	Jan 2009	104	100,270	(78,520)
	Astrazeneca PLC	40.00	Jan 2009	42	19,404	(10,710)
	Barr Pharmaceuticals, Inc.	50.00	Nov 2008	32	10,624	(19,200)
	Baxter International, Inc.	60.00	Aug 2008	21	7,497	(1,680)
	Baxter International, Inc.	65.00	Aug 2008	8	6,536	(2,000)
	Baxter International, Inc.	65.00	Jan 2009	42	37,423	(21,840)
	Baxter International, Inc.	70.00	Jan 2009	35	33,415	(29,050)
	Baxter International, Inc.	70.00	Jan 2010	11	12,912	(10,780)
	Biogen Idec, Inc.	65.00	Jul 2008	27	13,432	(24,030)
	Biogen Idec, Inc.	55.00	Jul 2008	2	1,014	(240)
	Biogen Idec, Inc.	55.00	Jan 2009	32	22,624	(16,480)
	BioMarin Pharmaceutical, Inc.	25.00	Jan 2009	63	32,192	(13,545)
	BioMarin Pharmaceutical, Inc.	40.00	Jan 2009	50	47,020	(57,500)
	BioMarin Pharmaceutical, Inc.	45.00	Jan 2009	40	50,015	(63,200)
	BioMarin Pharmaceutical, Inc.	50.00	Jan 2009	10	21,190	(20,550)
	BioMarin Pharmaceutical, Inc.	35.00	Jan 2009	8	6,440	(6,160)
	Boston Scientific Corp.	15.00	Jan 2009	104	31,408	(33,176)
	Boston Scientific Corp.	12.50	Jan 2009	28	5,796	(4,200)
	C.R. Bard, Inc.	100.00	Jan 2009	9	10,173	(12,105)
	Cardinal Health, Inc.	60.00	Sep 2008	32	12,780	(27,520)
	Cardinal Health, Inc.	70.00	Jan 2009	23	24,771	(42,320)
	Celgene Corp.	55.00	Jul 2008	18	15,726	(360)
	Celgene Corp.	70.00	Oct 2008	20	21,180	(16,400)
	Celgene Corp.	70.00	Jan 2009	28	44,160	(27,860)
	Celgene Corp.	50.00	Jan 2009	21	21,547	(4,620)
	Celgene Corp.	70.00	Jan 2010	21	32,504	(29,190)
	Centene Corp.	22.50	Dec 2008	43	18,906	(26,015)
	Cephalon, Inc.	70.00	Aug 2008	14	5,078	(6,510)
	Cephalon, Inc.	70.00	Nov 2008	10	4,970	(6,550)
	Cephalon, Inc.	80.00	Jan 2009	36	38,680	(51,120)
	Cephalon, Inc.	70.00	Jan 2009	36	22,457	(26,100)
	Cephalon, Inc.	60.00	Jan 2009	6	4,182	(1,815)
	Cerner Corp.	60.00	Jan 2009	13	11,531	(19,500)
	Charles River Laboratories International, Inc.	70.00	Jan 2009	21	18,290	(17,535)
	Charles River Laboratories International, Inc.	65.00	Jan 2009	13	7,241	(7,085)
	Cigna Corp.	50.00	Jan 2009	26	22,229	(38,220)
	Cigna Corp.	55.00	Jan 2009	19	15,713	(37,050)
	Cigna Corp.	40.00	Jan 2009	13	7,013	(8,320)
	Community Health Systems, Inc.	35.00	Sep 2008	42	16,254	(14,280)
	Community Health Systems, Inc.	40.00	Sep 2008	53	24,706	(37,365)
	Community Health Systems, Inc.	35.00	Jan 2009	13	6,751	(6,110)
	Covance, Inc.	80.00	Aug 2008	10	3,370	(1,400)
	Covance, Inc.	80.00	Jan 2009	32	23,539	(11,520)
	Covance, Inc.	90.00	Jan 2009	16	14,412	(13,200)
	Covidien, Ltd.	45.00	Jul 2008	13	5,280	(260)
	Covidien, Ltd.	50.00	Oct 2008	15	7,905	(5,925)
	Cubist Pharmaceuticals, Inc.	20.00	Jan 2009	51	17,985	(17,340)
	CVS Caremark, Corp.	45.00	Jan 2009	79	48,302	(52,535)
	CVS Caremark, Corp.	40.00	Jan 2009	33	14,254	(11,055)
	Davita, Inc.	50.00	Jan 2009	10	6,650	(2,450)
	Elan Corp., PLC	22.50	Jan 2009	63	32,570	(7,717)
	Elan Corp., PLC	25.00	Jan 2009	51	25,857	(8,670)
	Elan Corp., PLC	35.00	Jan 2009	51	29,937	(28,050)

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	NAME OF ISSUER	STRIKE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Health Sciences, continued	PUTS
	Elan Corp., PLC	$30.00	Jan 2009	25	$20,175	($8,250)
	Elan Corp., PLC	25.00	Jan 2010	51	36,108	(20,910)
	Elan Corp., PLC	30.00	Jan 2010	25	25,425	(15,250)
	Eli Lilly & Company	50.00	Jul 2008	16	5,072	(6,128)
	Eli Lilly & Company	50.00	Jan 2009	33	16,401	(20,130)
	Express Scripts, Inc.	65.00	Jan 2009	38	35,047	(28,120)
	Express Scripts, Inc.	75.00	Jan 2009	29	24,453	(40,600)
	Express Scripts, Inc.	70.00	Jan 2009	27	29,619	(28,080)
	Forest Laboratories, Inc.	40.00	Jan 2010	9	6,941	(6,705)
	Genentech, Inc.	75.00	Jan 2009	30	23,860	(18,000)
	Genentech, Inc.	70.00	Jan 2009	25	20,272	(9,500)
	Genentech, Inc.	80.00	Jan 2009	10	9,270	(8,300)
	Gen-Probe, Inc.	50.00	Jan 2009	28	15,216	(16,380)
	Genzyme Corp.	75.00	Jan 2009	20	17,100	(15,900)
	Gilead Sciences, Inc.	47.50	Aug 2008	28	15,036	(1,540)
	Gilead Sciences, Inc.	52.50	Aug 2008	26	16,666	(5,200)
	Gilead Sciences, Inc.	60.00	Nov 2008	64	51,638	(53,120)
	Gilead Sciences, Inc.	55.00	Nov 2008	31	17,952	(15,810)
	Gilead Sciences, Inc.	60.00	Jan 2009	57	59,183	(50,445)
	Gilead Sciences, Inc.	55.00	Jan 2009	41	40,147	(22,960)
	Gilead Sciences, Inc.	45.00	Jan 2009	31	16,777	(5,890)
	Gilead Sciences, Inc.	52.50	Jan 2009	31	25,887	(13,609)
	Gilead Sciences, Inc.	47.50	Jan 2009	16	11,872	(4,120)
	Gilead Sciences, Inc.	42.50	Jan 2009	13	9,321	(1,755)
	Gilead Sciences, Inc.	60.00	Jan 2010	21	26,397	(23,415)
	Health Net, Inc.	35.00	Jan 2009	23	14,881	(25,530)
	Healthextras, Inc.	30.00	Dec 2008	9	2,183	(2,633)
	Healthways, Inc.	35.00	Jan 2009	19	11,775	(13,490)
	Henry Schein, Inc.	55.00	Jul 2008	11	2,607	(3,960)
	Henry Schein, Inc.	60.00	Jan 2009	48	30,974	(42,960)
	Henry Schein, Inc.	60.00	Jan 2010	3	3,081	(3,105)
	Humana, Inc.	55.00	Aug 2008	5	3,635	(7,625)
	Humana, Inc.	80.00	Jan 2009	12	17,233	(47,520)
	Humana, Inc.	70.00	Jan 2009	2	1,779	(5,960)
	Humana, Inc.	55.00	Jan 2009	38	40,009	(60,040)
	Idexx Laboratories, Inc.	60.00	Jan 2009	36	15,120	(41,760)
	Illumina, Inc.	70.00	Jan 2009	64	67,928	(20,480)
	Illumina, Inc.	90.00	Jan 2009	15	25,606	(16,350)
	Illumina, Inc.	80.00	Jan 2009	9	14,643	(5,670)
	Illumina, Inc.	75.00	Jan 2009	9	12,003	(4,275)
	Illumina, Inc.	90.00	Jan 2010	10	20,178	(16,200)
	Imclone Systems, Inc.	50.00	Jan 2010	26	34,592	(33,540)
	Immucor Corp.	35.00	Jan 2009	33	21,465	(31,515)
	Immucor Corp.	30.00	Jan 2009	20	7,495	(11,700)
	Immucor Corp.	20.00	Jan 2009	13	4,174	(1,593)
	Intermune, Inc.	25.00	Jan 2009	169	228,032	(230,685)
	Invitrogen Corp.	45.00	Aug 2008	10	1,985	(5,950)
	Invitrogen Corp.	40.00	Jan 2009	26	13,374	(10,400)
	Laboratory Corp. America Holdings	85.00	Jan 2009	12	10,684	(18,000)
	LifePoint Hospitals, Inc.	30.00	Aug 2008	53	18,601	(12,720)
	Mckesson Corp.	60.00	Jan 2009	26	20,202	(17,550)
	Medco Health Solutions, Inc.	50.00	Jan 2009	56	44,771	(33,880)
	Medco Health Solutions, Inc.	55.00	Jan 2009	49	39,011	(45,570)
	Medco Health Solutions, Inc.	45.00	Jan 2009	20	12,191	(7,100)
	Medco Health Solutions, Inc.	25.00	Jan 2009	10	6,493	(150)
	Medco Health Solutions, Inc.	55.00	Jan 2010	25	29,125	(28,500)
	Medicines Company	20.00	Jul 2008	63	21,578	(10,395)
	Medicines Company	25.00	Oct 2008	76	45,911	(45,980)
	Merck & Company, Inc.	50.00	Jan 2009	67	56,418	(83,080)
	Merck & Company, Inc.	40.00	Jan 2009	31	16,647	(14,260)
	Millipore Corp.	80.00	Jan 2009	32	28,384	(40,000)
	Monsanto Company	140.00	Jul 2008	15	14,363	(19,650)
	Monsanto Company	140.00	Oct 2008	5	8,885	(10,200)
	Monsanto Company	130.00	Jan 2009	77	238,342	(150,150)
	Monsanto Company	125.00	Jan 2009	61	159,120	(98,820)
	Monsanto Company	80.00	Jan 2009	44	54,633	(10,230)

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	NAME OF ISSUER	STRIKE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Health Sciences, continued	PUTS
	Monsanto Company	$140.00	Jan 2009	28	$62,286	($68,180)
	Monsanto Company	135.00	Jan 2009	15	26,970	(31,800)
	Monsanto Company	140.00	Jan 2010	30	94,561	(102,600)
	Onyx Pharmaceuticals, Inc.	45.00	Jan 2009	61	79,934	(68,320)
	Onyx Pharmaceuticals, Inc.	50.00	Jan 2009	41	64,531	(62,935)
	Onyx Pharmaceuticals, Inc.	30.00	Jan 2009	38	37,125	(9,785)
	Onyx Pharmaceuticals, Inc.	60.00	Jan 2009	17	32,623	(41,395)
	Onyx Pharmaceuticals, Inc.	35.00	Jan 2009	37	40,252	(17,760)
	OSI Pharmaceuticals, Inc.	30.00	Jan 2009	38	19,442	(7,410)
	Pfizer, Inc.	25.00	Jan 2009	63	15,008	(49,770)
	Schering-Plough Corp.	30.00	Jan 2009	49	27,479	(50,960)
	Schering-Plough Corp.	35.00	Jan 2009	14	14,288	(21,490)
	Schering-Plough Corp.	15.00	Jan 2010	31	11,696	(4,805)
	Sepracor, Inc.	22.50	Jan 2009	27	10,746	(11,880)
	Stryker Corp.	75.00	Jan 2009	66	55,111	(83,490)
	Stryker Corp.	65.00	Jan 2009	26	13,984	(14,950)
	Stryker Corp.	70.00	Jan 2009	13	9,581	(11,505)
	Stryker Corp.	70.00	Jan 2010	10	11,470	(11,100)
	Teva Pharmaceutical Industries, Ltd.	50.00	Jan 2009	59	32,580	(30,680)
	Teva Pharmaceutical Industries, Ltd.	55.00	Jan 2009	5	3,985	(4,625)
	Unitedhealth Group, Inc.	35.00	Jan 2009	42	17,850	(38,010)
	Unitedhealth Group, Inc.	45.00	Jan 2009	21	14,197	(39,165)
	Unitedhealth Group, Inc.	40.00	Jan 2009	10	6,670	(13,700)
	Universal American Financial Corp.	12.50	Jan 2009	32	6,144	(8,720)
	Valeant Pharmaceuticals International	20.00	Jan 2010	26	15,002	(11,570)
	Vertex Pharmaceuticals, Inc.	30.00	Jan 2009	51	37,366	(18,870)
	Vertex Pharmaceuticals, Inc.	35.00	Jan 2009	24	27,261	(14,280)
	Walgreen Company	45.00	Jan 2009	60	41,419	(74,400)
	Walgreen Company	40.00	Jan 2009	147	54,958	(115,395)
	Waters Corp.	60.00	Jan 2009	39	25,167	(12,480)
	Waters Corp.	65.00	Jan 2009	5	3,029	(2,650)
	Wellcare Health Plans, Inc.	35.00	Jan 2009	95	126,009	(55,575)
	WellPoint, Inc.	45.00	Jan 2009	13	6,976	(4,680)
	WellPoint, Inc.	70.00	Jan 2009	11	6,027	(24,530)
	WellPoint, Inc.	80.00	Jan 2009	2	2,794	(6,460)
	Wyeth	50.00	Jan 2009	80	59,294	(43,200)
	Wyeth	40.00	Jan 2009	38	22,231	(5,510)
	Wyeth	50.00	Jan 2010	30	22,247	(24,150)
	Xenoport, Inc.	45.00	Sep 2008	5	3,785	(3,900)
	Xenoport, Inc.	45.00	Jan 2009	21	21,320	(23,520)
	Zimmer Holdings, Inc.	70.00	Jan 2009	37	20,706	(22,940)
	Zimmer Holdings, Inc.	90.00	Jan 2009	21	24,887	(46,095)
	Zimmer Holdings, Inc.	85.00	Jan 2009	8	8,216	(13,720)
	Zimmer Holdings, Inc.	75.00	Jan 2009	6	4,092	(5,520)
				5,710	$4,858,044	($4,632,631)

Securities Lending  The Portfolios may lend securities from time to time in order to earn additional income. The Portfolios retain beneficial ownership of the securities loaned and continue to receive interest and dividends of securities and to participate in any changes in their value. On the settlement date of the loan, the Portfolios receive collateral against the loaned securities and maintain collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolios could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Portfolios receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

All Portfolios of the Trust described in this Semiannual Report may enter into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Portfolios to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Portfolios. The risk of having one primary borrower of securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Mortgage Dollar Rolls  All Portfolios of the Trust described in this Semiannual Report, with the exception of JHT American Portfolios, may enter into mortgage dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Portfolios account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

well as the interest earned on the cash proceeds of the initial sale. A Portfolio may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Futures  All Portfolios of the Trust, may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments, such as U.S. Treasury Bonds or Notes, or on securities indices, such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

Initial margin deposits required upon entering into futures contracts are satisfied by the pledging of specific securities or cash as collateral at the broker (the Portfolios’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Portfolio realizes a gain or loss.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at June 30, 2008:

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
All Cap Core	Russell 2000 Index Futures	18	Long	Sep 2008	$6,225,300	($380,176)
	Russell 2000 Mini Index Futures	737	Long	Sep 2008	50,978,290	(3,115,329)
	S&P 500 Index Futures	74	Long	Sep 2008	23,700,350	(1,447,498)
	S&P 500 Mini Index Futures	160	Long	Sep 2008	10,248,800	(277,157)
						($5,220,160)

Core Allocation Plus	10-Year German Euro-BUND Futures	2	Long	Sep 2008	$348,174	($4,354)
	Dow Jones Euro STOXX 50 Index Futures	1	Long	Sep 2008	53,217	(3,372)
	E-Mini MSCI EAFE Index Futures	12	Long	Sep 2008	1,181,640	(51,387)
	E-Mini Nasdaq 100 Index Futures	5	Long	Sep 2008	184,600	(14,457)
	S&P 500 Mini Index Futures	20	Long	Sep 2008	1,281,000	(71,089)
	U.K. Treasury Bond Futures	2	Long	Sep 2008	415,858	(7,817)
	U.S. Treasury 5-Year Note Futures	2	Long	Sep 2008	221,109	2,011
	10-Year German Euro-BUND Futures	1	Short	Sep 2008	174,087	2,168
	Russell 2000 Mini Index Futures	7	Short	Sep 2008	484,190	27,882
	U.S. Treasury 5-Year Note Futures	4	Short	Sep 2008	442,219	(4,048)
						($124,463)

Global Allocation	EOE Dutch Stock Index Futures	33	Long	Jul 2008	$4,427,766	($294,243)
	FTSE 100 Index Futures	46	Long	Sep 2008	5,174,984	(113,157)
	S&P 500 Index Futures	28	Long	Sep 2008	8,967,700	(550,298)
	S&P/MIB 40 Index Futures	10	Long	Sep 2008	2,336,170	(16,020)
	DAX Index Futures	11	Short	Sep 2008	2,805,672	162,031
	Hang Seng Stock Index Futures	10	Short	Jul 2008	1,418,449	41,374
	Nikkei 225 Index Futures	23	Short	Sep 2008	2,917,644	179,781
	S&P Canada 60 Index Futures	13	Short	Sep 2008	2,208,610	51,120
	SPI 200 Index Futures	17	Short	Sep 2008	2,115,763	44,457
	U.S. Treasury 5-Year Note Futures	87	Short	Sep 2008	9,618,258	(34,802)
						($529,757)

International Core	CAC 40 10 Euro Index Futures	16	Long	Jul 2008	$1,119,498	($70,088)
	DAX Index Futures	196	Long	Sep 2008	49,991,970	(3,260,279)
	EOE Dutch Stock Index Futures	2	Long	Jul 2008	268,349	(23,724)
	FTSE 100 Index Futures	15	Long	Sep 2008	1,687,495	(87,296)
	Hang Seng Stock Index Futures	1	Long	Jul 2008	141,845	(4,111)
	MSCI Singapore Stock Index Futures	132	Long	Jul 2008	6,952,424	(76,174)
	OMX 30 Stock Index Futures	11	Long	Jul 2008	157,536	(17,403)
	S&P/MIB 30 Index Futures	2	Long	Sep 2008	467,234	(24,244)
	Topix Index Futures	170	Long	Sep 2008	21,108,914	(1,341,361)
	IBEX 35 Index Futures	102	Short	Jul 2008	19,197,408	1,413,118
	S&P Canada 60 Index Futures	98	Short	Sep 2008	16,649,524	547,328
	SPI 200 Index Futures	80	Short	Sep 2008	9,956,535	394,595
						($2,549,639)

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Managed	S&P 500 Mini 500 Index Futures	115	Long	Sep 2008	$7,366,325	($357,650)
						($357,650)

Mid Cap Intersection	E-Mini S&P Midcap 400 Index Futures	43	Long	Sep 2008	$3,531,160	($174,151)
						($174,151)

Small Cap Opportunities	Russell 2000 Index Futures	321	Long	Sep 2008	$111,017,850	($3,490,965)
						($3,490,965)

U.S. Multi Sector	S&P 500 Mini Index Futures	177	Long	Sep 2008	$11,337,735	($550,470)
						($550,470)

Swap Contracts  All Portfolios of the Trust described in this Semiannual Report may enter into may enter into swap agreements. A swap is an exchange of cash payments between the portfolio and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as swaps contracts at value in Statement of Assets and Liabilities and as unrealized appreciation or depreciation in the Statements of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statements of Operations. Upfront payments made and/or received by the Portfolios are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss on the termination date. Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain Portfolios may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a Portfolio assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.

The Portfolios had the following credit default swap contracts open at June 30, 2008:

PORTFOLIO	COUNTERPARTY	ISSUER	NOTIONAL AMOUNT	CURRENCY	BUY/SELL PROTECTION†	(PAY)/ RECEIVED FIXED RATE	TERMINATION DATE	UPFRONT PAYMENT	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Managed
	UBS AG	Daren Restaurant, Inc.	$4,000,000	USD	Buy	(2.550)%	Mar-2013	—	($157,974)	($157,972)
	UBS AG	CDX.NA.IG.10	5,000,000	USD	Buy	(1.550)%	Jun-2013	($77,421)	42,567	(34,855)
	UBS AG	CDX.NA.IG.10	5,000,000	USD	Buy	(1.550)%	Jun-2013	(82,928)	48,073	(34,855)
	Total							($160,349)	($67,334)	($227,682)

†	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and, in certain instances, take delivery of the security.

Forward Foreign Currency Contracts  All Portfolios of the Trust, may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by a Portfolio on contracts that have matured. The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

At June 30, 2008, certain Portfolios entered into forward foreign currency contracts, which contractually obligate the Portfolios to deliver currencies at future dates. Open forward foreign currency contracts at June 30, 2008, were as follows:

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Core Allocation Plus	BUYS
	Euro	36,000	9/19/2008	$848
	Malaysian Ringgit	62,000	9/17/2008	12
	Malaysian Ringgit	61,000	9/17/2008	(23)
	Malaysian Ringgit	184,000	9/17/2008	(35)
				$802

	SELLS
	Brazilian Real	25,000	9/17/2008	($730)
	New Zealand Dollar	75,370	9/17/2008	127
	Pound Sterling	19,489	9/17/2008	(311)
	Pound Sterling	15,525	9/17/2008	(314)
	Pound Sterling	19,468	9/17/2008	(331)
				($1,559)

Global Allocation	BUYS
	Euro	2,165,000	12/1/2008	$41,110
	Japanese Yen	2,817,200,000	12/1/2008	(798,682)
	Pound Sterling	740,000	12/1/2008	10,289
	Singapore Dollar	5,265,000	12/1/2008	(6,493)
	Swedish Krona	80,980,000	12/1/2008	(217,265)
	Swiss Franc	11,710,000	12/1/2008	85,200
				($885,841)

	SELLS
	Australian Dollar	1,862,441	12/1/2008	($6,963)
	Canadian Dollar	2,118,816	12/1/2008	72,328
	Euro	29,328,082	12/1/2008	(55,272)
	Euro	1,927,063	12/1/2008	(2,147)
	Pound Sterling	13,519,120	12/1/2008	(142,618)
				($134,672)

Global Real Estate	BUYS
	Japanese Yen	322,000,000	7/30/2008	($1,717)
				($1,717)

	SELLS
	Australian Dollar	64,488,460	7/30/2008	($109,416)
	Brazilian Real	7,140,467	7/30/2008	(1,113)
	Canadian Dollar	13,125,802	7/30/2008	85,377
	Euro	52,762,574	7/30/2008	(541,148)
	Japanese Yen	105,692,265	7/30/2008	(1,685,224)
	Malaysian Ringgit	29,791	7/30/2008	100
	Norwegian Krone	778,129	7/30/2008	(2,573)
	Pound Sterling	54,453,274	7/30/2008	(615,156)
	Singapore Dollar	23,680,006	7/30/2008	(104,227)
	South African Rand	1,732,844	7/30/2008	(32,393)
	Swedish Krona	4,179,233	7/30/2008	(8,441)
	Swiss Franc	2,525,000	7/30/2008	(46,651)
				($3,060,865)

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Income & Value	BUYS
	Brazilian Real	130,000	8/21/2008	$124
	Japanese Yen	29,651,875	7/16/2008	4,507
	Japanese Yen	28,645,650	7/23/2008	4,440
				$9,071

	SELLS
	Brazilian Real	76,969	8/21/2008	($3,190)
	Columbian Peso	281,267,735	8/14/2008	11,065
	Euro	307,612	7/16/2008	(7,013)
	Mexican Peso	76,017	8/22/2008	(969)
	Pound Sterling	242,825	7/16/2008	(5,839)
	Pound Sterling	265,693	7/23/2008	(2,715)
				($8,661)

International Core	BUYS
	Australian Dollar	3,402,124	8/22/2008	$21,235
	Australian Dollar	8,393,985	8/22/2008	166,115
	Australian Dollar	2,543,000	8/22/2008	55,460
	Euro	11,670,000	8/22/2008	445,708
	Euro	14,937,000	8/22/2008	586,465
	Euro	51,982,100	8/22/2008	1,208,161
	Hong Kong Dollar	8,999,630	8/22/2008	(1,210)
	Hong Kong Dollar	8,734,935	8/22/2008	(1,252)
	Hong Kong Dollar	8,734,935	8/22/2008	(1,117)
	Japanese Yen	5,443,471,419	8/22/2008	(1,148,841)
	Japanese Yen	3,563,493,921	8/22/2008	(575,047)
	Japanese Yen	1,685,360,000	8/22/2008	(172,563)
	Japanese Yen	1,433,815,119	8/22/2008	(24,149)
	Japanese Yen	3,671,478,585	8/22/2008	(663,257)
	New Zealand Dollar	3,396,498	8/22/2008	(19,736)
	New Zealand Dollar	3,296,601	8/22/2008	(23,471)
	New Zealand Dollar	3,296,601	8/22/2008	(18,754)
	Pound Sterling	3,783,812	8/22/2008	153,952
	Pound Sterling	9,479,860	8/22/2008	337,653
	Pound Sterling	11,260,000	8/22/2008	514,727
	Swedish Krona	92,668,511	8/22/2008	(65,182)
	Swedish Krona	92,668,511	8/22/2008	(83,392)
	Swedish Krona	92,668,511	8/22/2008	(36,538)
	Swedish Krona	92,668,511	8/22/2008	(80,619)
	Swiss Franc	14,647,377	8/22/2008	348,540
	Swiss Franc	27,325,377	8/22/2008	869,233
	Swiss Franc	24,899,577	8/22/2008	514,075
	Swiss Franc	22,002,377	8/22/2008	545,218
	Swiss Franc	14,647,377	8/22/2008	466,794
	Swiss Franc	14,647,377	8/22/2008	429,935
	Swiss Franc	14,647,377	8/22/2008	452,047
				$4,200,190

	SELLS
	Australian Dollar	22,281,332	8/22/2008	($314,575)
	Australian Dollar	16,452,404	8/22/2008	(198,044)
	Australian Dollar	16,445,757	8/22/2008	(204,691)
	Canadian Dollar	9,362,202	8/22/2008	257,628
	Canadian Dollar	9,067,626	8/22/2008	230,834
	Canadian Dollar	9,074,068	8/22/2008	237,276
	Danish Kroner	2,887,637	8/22/2008	(36,701)
	Danish Kroner	2,790,199	8/22/2008	(48,129)

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
International Core, continued	SELLS
	Danish Kroner	2,795,964	8/22/2008	($42,364)
	Euro	22,672,666	8/22/2008	(399,261)
	Euro	46,189,954	8/22/2008	(347,729)
	Euro	22,123,621	8/22/2008	(269,719)
	Euro	41,092,383	8/22/2008	(686,264)
	Euro	22,001,658	8/22/2008	(391,682)
	Japanese Yen	39,360,637	8/22/2008	1,082,367
	Japanese Yen	31,899,411	8/22/2008	3,453
	Norwegian Krone	2,114,076	8/22/2008	31,740
	Norwegian Krone	2,094,887	8/22/2008	12,550
	Norwegian Krone	2,164,014	8/22/2008	18,577
	Pound Sterling	16,558,105	8/22/2008	(381,162)
	Pound Sterling	16,500,868	8/22/2008	(438,399)
	Pound Sterling	16,565,022	8/22/2008	(374,246)
	Pound Sterling	16,493,038	8/22/2008	(446,229)
	Pound Sterling	16,520,738	8/22/2008	(418,529)
	Pound Sterling	45,450,307	8/22/2008	(693,471)
	Swiss Franc	19,207,113	8/22/2008	(414,541)
	Swiss Franc	25,234,790	8/22/2008	(279,250)
				($4,510,561)

Mutual Shares	BUYS
	Canadian Dollar	300,000	10/27/2008	($488)
	Japanese Yen	44,645,386	9/19/2008	(6,689)
				($7,177)

	SELLS
	Canadian Dollar	861,039	10/27/2008	$10,080
	Canadian Dollar	1,498,513	10/27/2008	(2,518)
	Danish Kroner	114,902	8/25/2008	(869)
	Danish Kroner	4,534,362	10/23/2008	(73,409)
	Euro	56,379,458	11/13/2008	(1,301,094)
	Japanese Yen	759,233	9/19/2008	26,105
	Japanese Yen	2,982,226	9/19/2008	262,055
	Norwegian Krone	597,735	11/19/2008	7,074
	Norwegian Krone	6,461,874	11/19/2008	(9,133)
	Pound Sterling	1,029,575	9/10/2008	(11,912)
	Pound Sterling	22,600,264	9/10/2008	(276,666)
	Singapore Dollar	514,908	7/24/2008	(8,610)
	Singapore Dollar	1,057,891	7/24/2008	(50,723)
	South Korean Won	410,000	9/29/2008	14,521
	South Korean Won	135,000	9/29/2008	397
	South Korean Won	1,021,000	9/29/2008	62,396
	South Korean Won	900,000	9/29/2008	212
	Swedish Krona	3,094,437	9/16/2008	(37,328)
	Swiss Franc	2,633,495	7/7/2008	(21,828)
	Swiss Franc	1,520,857	7/7/2008	(21,064)
	Swiss Franc	2,826,087	7/7/2008	(37,481)
				($1,469,795)

Overseas Equity	BUYS
	Canadian Dollar	2,960,870	7/3/2008	($19,040)
	Euro	1,854,484	7/3/2008	(8,432)
	Euro	581	7/3/2008	(2)
	Euro	3,665,381	7/9/2008	50,965
	Euro	2,508,908	7/28/2008	11,235
	Euro	2,512,534	8/28/2008	5,294

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Overseas Equity, continued	BUYS
	Euro	652,090	10/3/2008	($6,201)
	Euro	3,364,251	12/17/2008	3,153
	Japanese Yen	582,978,880	7/9/2008	(10,603)
	Swiss Franc	808,725	7/2/2008	2,508
				$28,877

	SELLS
	Canadian Dollar	2,927,765	7/3/2008	$24,221
	Canadian Dollar	6,012,000	9/17/2008	7,432
	Canadian Dollar	1,027,921	10/3/2008	11,389
	Euro	2,922,584	7/3/2008	2,336
	Euro	5,503,695	7/9/2008	(30,364)
	Japanese Yen	5,717,260	7/9/2008	224,168
	Japanese Yen	3,933,092	7/28/2008	93,959
	Japanese Yen	3,938,777	8/28/2008	102,483
	Japanese Yen	4,632,000	10/17/2008	39,794
	Japanese Yen	5,247,893	12/4/2008	36,251
	Japanese Yen	23,231,000	12/17/2008	184,766
	Swiss Franc	814,000	7/2/2008	22,314
	Swiss Franc	4,433,000	9/4/2008	(12,075)
				$706,674

Utilities	BUYS
	Euro	34,993	8/20/2008	$774
	Euro	61,888	8/25/2008	412
	Euro	140,334	8/25/2008	(248)
	Euro	210,790	8/25/2008	4,982
	Euro	343,356	8/25/2008	1,153
	Pound Sterling	137,450	8/26/2008	3,031
				$10,104

	SELLS
	Euro	844,191	8/25/2008	($9,101)
	Euro	127,894	8/25/2008	76
	Euro	941,394	8/25/2008	(10,566)
	Euro	811,768	8/25/2008	(12,835)
	Euro	416,928	8/25/2008	(7,296)
	Euro	1,422,087	8/25/2008	(15,831)
	Euro	418,483	8/25/2008	(7,088)
	Euro	348,921	8/25/2008	(3,892)
	Euro	15,848,123	8/25/2008	(257,700)
	Pound Sterling	6,369,924	8/26/2008	(75,336)
	Pound Sterling	84,010	8/26/2008	(959)
	Pound Sterling	60,981	8/26/2008	9
				($400,519)

Vista	BUYS
	Australian Dollar	113,387	7/31/2008	($101)
	Canadian Dollar	62,213	7/31/2008	(766)
	Danish Kroner	699,210	7/31/2008	(103)
	Japanese Yen	4,693,309	7/31/2008	27
	Swiss Franc	100,839	7/31/2008	(38)
				($981)

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Vista, continued	SELLS
	Australian Dollar	1,154,638	7/31/2008	($1,223)
	Canadian Dollar	1,110,030	7/31/2008	9,015
	Danish Kroner	1,780,237	7/31/2008	(143)
	Japanese Yen	733,069	7/31/2008	(7,202)
	Swiss Franc	3,773,708	7/31/2008	(20,251)
				($19,804)

Forward Commitments  All Portfolios may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

In a TBA transaction, the Portfolio commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later.

The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio’s net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the Portfolio of Investments.

Federal income taxes  Each Portfolio qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, certain Portfolios had a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Portfolio, no capital gain distributions will be made.

As of December 31, 2007, the capital loss carryforward available to offset future realized gains were approximately:

		CAPITAL LOSS CARRYFORWARD
		EXPIRING AT DECEMBER 31
PORTFOLIO	2008	2009	2010	2011	2012	2013	2014	2015
All Cap Core	—	$34,792,317	$137,078,416	—	—	—	—	—
All Cap Growth	—	840,956	80,357,466	$34,184,832	—	—	—	—
*Blue Chip Growth	$133,565,590	137,939,990	35,898,826	—	—	—	—	—
*Capital Appreciation	105,946,015	25,259,099	115,232,744	16,888,611	—	—	—	—
*Equity-Income	3,439,358	—	—	—	—	—	—	—
Financial Services	2,866,929	129,566	—	—	—	—	—	—
*Large Cap	86,679,270	340,294,964	—	—	—	—	—	—
Mid Cap Intersection	—	—	—	—	—	—	—	$6,924,693
Mutual Shares	—	—	—	—	—	—	—	27,735
*Overseas Equity	—	—	6,479,491	11,856,814	—	—	—	—
*Science & Technology	1,607,929	560,420,903	216,663,301	83,276,818	—	—	—	—
*Small Cap Growth	—	37,808,648	35,469,158	7,507,297	—	—	—	—
*U.S. Large Cap	—	338,209	43,421,072	33,690,308	—	—	—	—

*	Availability of a certain amount of the loss carryforwards, which were acquired, may be limited in a given year.

Each Portfolio adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Portfolios’ financial statements. Each of the Trust’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Distribution of income and gains  The Portfolio records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2007, tax character of distributions paid was as follows:

	2007 Distributions
Portfolio	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
All Cap Core	$11,943,620	—	—	$11,943,620
All Cap Growth	285,067	—	—	285,067
All Cap Value	23,032,010	$49,264,624	—	72,296,634
American Asset Allocation	8,819,495	1,559,209	—	10,378,704
American Blue Chip Income and Growth	5,101,333	34,055,065	—	39,156,398
American Bond	34,803,578	231,537	—	35,035,115
American Fundamental Holding	748,321	—	—	748,321
American Global Diversification	1,560,666	—	—	1,560,666
American Global Growth	3,333,909	830,188	—	4,164,097
American Global Small Capitialization	1,100,409	421,846	—	1,522,255
American Growth	17,154,154	178,158,117	—	195,312,271
American Growth-Income	32,525,887	70,867,360	—	103,393,247
American High Income Bond	2,754,133	—	—	2,754,133
American International	25,462,662	101,118,814	—	126,581,476
American New World	1,439,441	315,771	—	1,755,212
Blue Chip Growth	23,099,189	—	—	23,099,189
Capital Appreciation	3,583,461	4,410,682	—	7,994,143
Classic Value	3,858,492	4,797,472	—	8,655,964
Core Equity	3,017,229	41,679,253	—	44,696,482
Emerging Growth	4,031,775	4,022,362	—	8,054,137
Emerging Markets Value	14,372,617	—	—	14,372,617
Emerging Small Company	1,357,953	57,207,731	—	58,565,684
Equity-Income	87,277,620	265,045,481	—	352,323,101
Financial Services	1,905,745	21,347,956	—	23,253,701
Franklin Templeton Founding Allocation	6,019,506	—	—	6,019,506
Fundamental Value	27,619,857	48,743,203	—	76,363,060
Global	11,741,254	41,970,017	—	53,711,271
Global Allocation	20,218,012	34,712,405	—	54,930,417
Global Real Estate	44,404,269	11,319,843	$3,921,992	59,646,104
Health Sciences	12,881,803	36,109,456	—	48,991,259
Income & Value	21,281,195	36,234,359	—	57,515,554
International Core	111,166,906	131,282,886	—	242,449,792
International Opportunities	101,538,414	74,293,318	—	175,831,732
International Small Cap	35,905,782	175,747,347	—	211,653,129
International Small Company	$20,421,840	$7,385,868	—	$27,807,708
International Value	102,785,831	243,546,165	—	346,331,996
Large Cap	31,308,722	15,052,437	—	46,361,159
Large Cap Value	6,361,051	37,565,271	—	43,926,322
Managed	80,783,544	28,900,049	—	109,683,593
Mid Cap Intersection	37,669	—	—	37,669
Mid Cap Stock	159,918,376	134,022,126	—	293,940,502
Mid Cap Value	13,309,997	135,190,613	—	148,500,610
Mid Cap Value Equity	3,347,658	2,206,374	—	5,554,032
Mid Value	16,321,535	29,658,494	—	45,980,029
Mutual Shares	—	—	—	—
Natural Resources	38,263,471	400,539,998	—	438,803,469
Optimized All Cap	29,898,189	27,495,488	—	57,393,677
Optimized Value	56,222,445	25,593,549	—	81,815,994
Overseas Equity	19,591,774	61,549,568	—	81,141,342
Pacific Rim	14,445,579	32,978,243	—	47,423,822
Real Estate Equity	32,723,347	9,364,403	—	42,087,750
Real Estate Securities	104,452,563	313,941,374	—	418,393,937
Science & Technology	—	—	—	—
Small Cap	10,278,916	19,779,699	—	30,058,615
Small Cap Growth	21,294,473	46,827,086	—	68,121,559
Small Cap Intrinsic Value	2,882,615	—	—	2,882,615

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	2007 Distributions
Portfolio	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Small Cap Opportunities	$8,116,910	$25,772,410	—	$33,889,320
Small Cap Value	26,313,231	60,881,206	—	87,194,437
Small Company	2,993,075	5,332,061	—	8,325,136
Small Company Growth	2,606,363	8,503,904	—	11,110,267
Small Company Value	9,431,896	100,015,244	—	109,447,140
U.S. Core	39,895,579	56,841,046	—	96,736,625
U.S. Large Cap	11,051,195	—	—	11,051,195
U.S. Multi Sector	70,682,612	40,353,628	—	111,036,240
Utilities	29,449,721	36,766,367	—	66,216,088
Value	52,610,494	56,969,222	—	109,579,716
Value & Restructuring	9,710,535	5,564,870	—	15,275,405
Vista	7,919,589	7,372,627	—	15,292,216

Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

The cost of investments owned on June 30, 2008, including short-term investments, for federal income tax purposes, was as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
All Cap Core	$1,026,911,896	$33,411,035	($80,103,630)	($46,692,595)
All Cap Growth	309,664,067	39,068,465	(20,620,599)	18,447,866
All Cap Value	119,587,677	9,603,371	(9,418,587)	184,784
American Asset Allocation	885,026,405	—	(89,773,219)	(89,773,219)
American Blue Chip Income and Growth	160,612,475	—	(18,913,428)	(18,913,428)
American Bond	999,795,543	—	(41,841,353)	(41,841,353)
American Fundamental Holdings	460,582,552	—	(40,932,121)	(40,932,121)
American Global Diversification	581,750,942	—	(54,804,060)	(54,804,060)
American Global Growth	284,008,430	—	(41,990,062)	(41,990,062)
American Global Small Capitalization	106,811,789	—	(23,196,180)	(23,196,180)
American Growth	1,667,748,415	—	(17,086,435)	(17,086,435)
American Growth-Income	1,378,190,231	—	(95,104,402)	(95,104,402)
American High-Income Bond	55,190,763	—	(4,185,500)	(4,185,500)
American International	1,092,617,999	3,267,281	—	3,267,281
American New World	92,237,787	—	(11,184,608)	(11,184,608)
Blue Chip Growth	2,853,420,217	507,248,890	(220,921,522)	286,327,368
Capital Appreciation	1,194,651,675	122,028,216	(56,451,141)	65,577,075
Capital Appreciation Value	8,619,302	76,906	(312,720)	(235,814)
Classic Value	60,279,494	694,039	(19,575,181)	(18,881,142)
Core Allocation Plus	28,839,835	823,131	(2,141,909)	(1,318,778)
Core Equity	676,930,593	27,929,654	(170,694,665)	(142,765,011)
Disciplined Diversification	64,641,736	953,529	(3,858,454)	(2,904,925)
Emerging Growth	21,967,951	1,788,049	(5,110,583)	(3,322,534)
Emerging Markets Value	566,928,856	63,848,399	(92,999,345)	(29,150,946)
Emerging Small Company	206,789,035	22,311,387	(20,547,170)	1,764,217
Equity-Income	2,225,356,183	247,767,227	(394,536,946)	(146,769,719)
Financial Services	122,869,575	16,187,055	(19,915,774)	(3,728,719)
Franklin Templeton Founding Allocation	1,567,496,601	—	(208,255,632)	(208,255,632)
Fundamental Value	1,725,564,352	286,522,524	(182,772,362)	103,750,162
Global	880,515,352	39,479,663	(133,993,645)	(94,513,982)
Global Allocation	305,364,617	14,772,881	(36,091,119)	(21,318,238)
Global Real Estate	908,624,014	6,330,259	(108,067,271)	(101,737,012)
Growth Equity	514,056,801	6,422,198	(33,865,716)	(27,443,518)
Health Sciences	217,669,445	31,073,956	(27,858,782)	3,215,174
Income & Value	447,252,515	29,443,406	(66,515,588)	(37,072,182)
International Core	1,244,700,875	131,816,413	(119,787,085)	12,029,328
International Opportunities	1,065,143,003	76,411,938	(89,040,219)	(12,628,281)
International Small Cap	506,595,767	60,191,373	(88,407,886)	(28,216,513)
International Small Company	480,088,910	33,016,871	(64,008,864)	(30,991,993)

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
International Value	$1,578,848,753	$183,767,341	($193,547,691)	($9,780,350)
Large Cap	706,179,451	34,147,171	(133,785,242)	(99,638,071)
Large Cap Value	723,680,120	59,865,299	(66,823,532)	(6,958,233)
Managed	1,386,147,204	42,875,618	(147,667,312)	(104,791,694)
Mid Cap Intersection	223,314,294	26,787,098	(23,918,608)	2,868,490
Mid Cap Stock	1,187,221,855	152,771,989	(81,527,300)	71,244,689
Mid Cap Value	472,485,476	29,231,821	(109,730,063)	(80,498,242)
Mid Cap Value Equity	80,711,272	6,823,269	(13,172,602)	(6,349,333)
Mid Value	166,030,571	9,526,666	(21,318,485)	(11,791,819)
Mutual Shares	537,816,119	7,328,711	(83,500,473)	(76,171,762)
Natural Resources	718,940,148	330,176,298	(14,721,054)	315,455,244
Optimized All Cap	2,220,321,912	70,737,977	(209,642,324)	(138,904,347)
Optimized Value	855,002,264	31,717,460	(89,029,305)	(57,311,845)
Overseas Equity	601,356,050	50,595,551	(61,014,288)	(10,418,737)
Pacific Rim	140,697,772	15,565,076	(17,575,034)	(2,009,958)
Real Estate Equity	334,983,915	326,385	(51,255,166)	(50,928,781)
Real Estate Securities	614,811,161	9,457,468	(87,808,997)	(78,351,529)
Science & Technology	353,757,411	18,159,699	(38,487,633)	(20,327,934)
Small Cap	114,909,772	5,872,041	(20,015,222)	(14,143,181)
Small Cap Growth	304,804,758	22,803,296	(18,924,749)	3,878,547
Small Cap Intrinsic Value	109,745,284	3,152,824	(32,564,229)	(29,411,405)
Small Cap Opportunities	315,952,474	12,508,008	(28,118,957)	(15,610,949)
Small Cap Value	485,319,955	30,060,136	(75,657,283)	(45,597,147)
Small Company	41,289,942	2,966,594	(3,746,411)	(779,817)
Small Company Growth	250,669,419	19,031,556	(34,025,429)	(14,993,873)
Small Company Value	681,728,506	186,676,734	(86,868,039)	99,808,695
U.S. Core	662,604,486	36,442,396	(97,523,716)	(61,081,320)
U.S. Large Cap	958,701,963	77,843,472	(180,354,768)	(102,511,296)
U.S. Multi Sector	1,016,379,443	42,068,981	(125,321,285)	(83,252,304)
Utilities	258,389,249	32,371,934	(13,168,243)	19,203,691
Value	290,449,766	17,810,599	(48,234,515)	(30,423,916)
Value & Restructuring	517,963,562	142,828,862	(66,244,114)	76,584,748
Vista	73,720,256	12,555,301	(2,617,686)	9,937,615

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of each Portfolio, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. The Portfolios are not responsible for payment of the subadvisory fees. Advisory fees charged to all other Portfolios are as follows:

Portfolio	Average Net Assets All Asset Levels
Classic Value	0.800%
Emerging Growth	0.800	*
Managed	0.690
Mutual Shares	0.960
Real Estate Securities	0.700	*
Small Cap	0.850	*

John Hancock Trust
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Portfolio	First $500 million of Aggregate Net Assets*	Between $500 million and $1 billion of Aggregate Net Assets*	Between $1 billion and $1.5 billion of Aggregate Net Assets*	Between $1.5 billion and $2.0 billion of Aggregate Net Assets*	Excess Over $2 billion of Aggregate Net Assets*
All Cap Core	0.800%	0.750%	0.750%	0.750%	0.750%
All Cap Growth	0.850	0.825	0.800	0.800	0.800
American Fundamental Holdings	0.050	0.040	0.040	0.040	0.040
American Global Diversification	0.050	0.040	0.040	0.040	0.040
Blue Chip Growth	0.825	0.825	0.800	0.800	0.800
Core Allocation Plus	0.915	0.865	0.865	0.865	0.865
Emerging Small Company	0.970	0.900	0.900	0.900	0.900
Equity-Income	0.825	0.825	0.800	0.800	0.800
Global Allocation	0.850	0.800	0.800	0.800	0.800
Health Sciences	1.050	1.000	1.000	1.000	1.000
Large Cap Value	0.825	0.800	0.775	0.720	0.700
Mid Cap Intersection	0.875	0.850	0.850	0.850	0.850
Optimized Value	0.700	0.650	0.600	0.600	0.600
Overseas Equity	0.990	0.850	0.850	0.850	0.850
Pacific Rim	0.800	0.700	0.700	0.700	0.700
Science & Technology	1.050	1.000	1.000	1.000	1.000
Small Cap Opportunities	1.000	0.950	0.950	0.950	0.950
Small Company Value	1.050	1.000	1.000	1.000	1.000
Value & Restructuring	0.825	0.800	0.775	0.775	0.775

Portfolio	First $50 million of Aggregate Net Assets*	Between $50 million and $200 million of Aggregate Net Assets*	Between $200 million and $250 million of Aggregate Net Assets*	Between $250 million and $500 million of Aggregate Net Assets*	Excess Over $500 million of Aggregate Net Assets*
Financial Services	0.850%	0.800%	0.800%	0.800%	0.750%
Fundamental Value	0.850	0.800	0.800	0.800	0.750
International Small Cap	1.050	1.050	0.950	0.950	0.850
International Value	0.950	0.950	0.850	0.850	0.800
Mid Cap Stock	0.875	0.875	0.850	0.850	0.825
Mid Cap Value	0.900	0.900	0.850	0.850	0.825
Mid Value	1.050	0.950	0.950	0.950	0.950
Natural Resources	1.050	1.000	1.000	1.000	1.000
Value	0.750	0.750	0.725	0.725	0.650

Portfolio	First $200 million of Aggregate Net Assets*	Between $200 million and $400 million of Aggregate Net Assets*	Between $400 million and $1 billion of Aggregate Net Assets*	Excess Over $1 billion of Aggregate Net Assets*
Vista	0.900%	0.850%	0.825%	0.800%

Portfolio	First $300 million of Aggregate Net Assets*	Between $300 million and $500 million of Aggregate Net Assets*	Between $500 million and $1 billion of Aggregate Net Assets*	Between $1 billion and $2.5 billion of Aggregate Net Assets*	Excess Over $2.5 billion of Aggregate Net Assets*
Capital Appreciation	0.850%	0.800%	0.700%	0.670%	0.670%
U.S. Core	0.780	0.780	0.760	0.750	0.740
U.S. Multi Sector	0.780	0.780	0.760	0.750	0.740

John Hancock Trust
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Portfolio	First $100 million of Aggregate Net Assets*	Between $100 million and $500 million of Aggregate Net Assets*	Between $500 million and $1 billion of Aggregate Net Assets*	Between $1 billion and $2 billion of Aggregate Net Assets*	Excess Over $2 billion of Aggregate Net Assets*
Disciplined Diversification	0.800%	0.700%	0.700%	0.650%	0.650%
Emerging Markets Value	1.000	0.950	0.950	0.950	0.950
Global	0.850	0.850	0.850	0.800	0.800
Income & Value	0.800	0.800	0.750	0.750	0.750
International Core	0.920	0.895	0.895	0.880	0.880
International Small Company	1.000	0.950	0.950	0.950	0.950
Small Cap Growth	1.100	1.050	1.050	1.050	1.050
Small Cap Intrinsic Value	0.900	0.900	0.900	0.850	0.850
Small Cap Value	1.100	1.050	1.050	1.050	1.050
U.S. Large Cap	0.825	0.825	0.825	0.725	0.700

Portfolio	First $250 million of Aggregate Net Assets*	Between $250 million and $500 million of Aggregate Net Assets*	Between $500 million and $750 million of Aggregate Net Assets*	Between $750 million and $1 billion of Aggregate Net Assets*	Excess Over $1 billion of Aggregate Net Assets*
All Cap Value	0.850%	0.800%	0.750%	0.750%	0.750%
Global Real Estate	0.950	0.950	0.925	0.900	0.900
Large Cap	0.780	0.730	0.680	0.650	0.650
Mid Cap Value Equity	0.875	0.850	0.825	0.825	0.800
Real Estate Equity	0.875	0.850	0.825	0.825	0.825
Small Company Growth[1]	1.050	1.000	1.000	1.000	1.000

1	When aggregate net assets exceed $1 billion, the advisory fee for Small Company Growth is 1.000% on all assets.

	First $125 million of Aggregate Net Assets*	Between $125 million and $600 million of Aggregate Net Assets*	Between $600 million and $900 million of Aggregate Net Assets*	Between $900 million and $1.5 billion of Aggregate Net Assets*	Excess Over $1.5 billion of Aggregate Net Assets*
Small Company	1.050%	1.000%	1.000%	1.000%	1.000%
Utilities	0.825	0.825	0.800	0.775	0.700

Portfolio	First $350 million of Aggregate Net Assets*	Between $350 million and $750 million of Aggregate Net Assets*	Between $750 million and $1.5 billion of Aggregate Net Assets*	Excess Over $1.5 billion of Aggregate Net Assets*
Core Equity	0.850%	0.750%	0.750%	0.750%
International Opportunities	0.900	0.900	0.850	0.800

Portfolio	First $3 Billion of Aggregate Net Assets*	$3 Billion and $6 Billion of Aggregate Net Assets*	Excess Over $6 billion of Aggregate Net Assets*
Growth Equity	0.750%	0.725%	0.700%

Portfolio	First $2.5 billion of Aggregate Net Assets*	Excess over $2.5 billion of Aggregate Net Assets*
Optimized All Cap[1]	0.675%	0.650%

1	Until April 25, 2008, the Portfolio paid monthly advisory fees equivalent, on an annual basis, to the sum of: (a) 0.750% of the first $50 million of the Portfolio’s average net assets and (b) 0.700% of the Portfolio’s average net assets in excess of $200 million.

John Hancock Trust
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Portfolio
Capital Appreciation Value

If net assets are less than $500 million, the following fee schedule shall apply:

First $250 million of Net Assets	Excess Over $250 million of Net Assets
0.950%	0.850%

If net assets equal or exceed $500 million but are less than $2 billion, the following fee schedule shall apply:

First $1 billion of Net Assets	Excess Over $1 billion of Net Assets
0.850%	0.800%

If net assets equal or exceed $2 billion but are less than $3 billion, the following fee schedule shall apply:

First $500 million of Net Assets	Excess Over $500 million of Net Assets
0.850%	0.800%

If net assets equal or exceed $3 billion, the following fee schedule shall apply:

All Asset Levels
0.800%

The advisor fee for Franklin Templeton Founding Allocation has two components: (a) a fee on net assets invested in Affiliated Funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in Affiliated Funds (Other Assets). Affiliated Funds are any fund of John Hancock Trust, John Hancock Funds II and John Hancock Funds III excluding the following Funds: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Total Bond Market B.

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the net assets of the Franklin Templeton Founding Allocation Trust determined in accordance with the following schedule, and that rate is applied to the Affiliated Fund Assets of the Franklin Templeton Founding Allocation Trust.

Portfolio	First $500 million	Excess Over $500 million
Franklin Templeton Founding Allocation	0.050%	0.040%

The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Franklin Templeton Founding Allocation Trust determined in accordance with the following schedule, and that rate is applied to the Other Assets of the Franklin Templeton Founding Allocation Trust.

Portfolio	First $500 million	Excess Over $500 million
Franklin Templeton Founding Allocation	0.500%	0.490%

*	Aggregate Net Assets include not only the net assets of a particular series of the Trust but also include the net assets of a similar series of John Hancock Funds II and John Hancock Funds III.

John Hancock Funds II and John Hancock Funds III are retail mutual funds advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Funds, LLC.

John Hancock Trust
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

The organizations described below act as Subadvisers to the Trust and its Portfolios pursuant to Subadvisory Agreements with the Adviser. Portfolio management is allocated among the following Managers:

Portfolios	Subadviser
Small Company, Vista	American Century Investment Management, Inc.
Large Cap Value	BlackRock Investment Management, LLC
Income & Value, Overseas Equity, U.S. Large Cap	Capital Guardian Trust Company
Value & Restructuring	Columbia Asset Management LLC
Financial Services, Fundamental Value	Davis Selected Advisers, L.P.
All Cap Core, Global Real Estate, Real Estate Securities	Deutsche Investment Management Americas Inc.
Disciplined Diversification, Emerging Markets Value, International Small Company	Dimensional Fund Advisors LP
Mutual Shares	Franklin Mutual Advisers, LLC
International Small Cap	Franklin Templeton Investment Corp.
Managed	Grantham, Mayo, Van Otterloo & Co. LLC and Declaration Management and Research LLC
International Core, U.S. Core, U.S. Multi Sector	Grantham, Mayo, Van Otterloo & Co. LLC
Small Cap	Independence Investments, LLC
All Cap Growth, Small Cap Opportunities, Small Company Growth	Invesco Aim Capital Management, Inc.
Capital Appreciation	Jennison Associates, LLC
Core Equity	Legg Mason Capital Management, Inc.
All Cap Value, Mid Cap Value	Lord, Abbett & Co. LLC
International Opportunities	Marsico Capital Management, LLC
Utilities	Massachusetts Financial Services Company
Emerging Growth, Small Cap Intrinsic Value	MFC Global Investment Management (U.S.), LLC*
American Fundamental Holdings, American Global Diversification, Franklin Templeton Founding Allocation, Pacific Rim, Optimized All Cap, Optimized Value	MFC Global Investment Management (U.S.A.) Limited*
Value	Morgan Stanley Investment Management Inc. (doing business as Van Kampen)
Small Cap Opportunities	Munder Capital Management
Classic Value	Pzena Investment Management, LLC.
Growth Equity	Rainier Investment Management, Inc.
Emerging Small Company	RCM Capital Management, LLC
Mid Cap Value Equity	RiverSource Investments, LLC
Blue Chip Growth, Capital Appreciation Value, Equity-Income, Health Sciences, Mid Value, Real Estate Equity, Small Company Value	T. Rowe Price Associates, Inc.
Science & Technology	T. Rowe Price Associates, Inc. and RCM Capital Management, LLC
Global	Templeton Global Advisors Limited
International Value	Templeton Investment Counsel, LLC
Global Allocation, Large Cap	UBS Global Asset Management (Americas) Inc.
Core Allocation Plue, Mid Cap Intersection, Mid Cap Stock, Natural Resources, Small Cap Growth, Small Cap Value	Wellington Management Company, LLP

*	An affiliate of the Adviser.

The investment management fees incurred for the period ended June 30, 2008, were equivalent to an annual effective rate of the Portfolio’s average daily net assets as follows:

Portfolio	Annual Effective Rate	Portfolio	Annual Effective Rate
All Cap Core	0.76%	Managed	0.69%
All Cap Growth	0.85%	Mid Cap Index	1.02%
All Cap Value	0.85%	Mid Cap Intersection	0.87%
American Fundamental Holding	0.05%	Mid Cap Stock	0.83%
American Global Diversification	0.05%	Mid Cap Value Equity	0.87%
Blue Chip Growth	0.80%	Mid Cap Value	0.86%
Capital Appreciation	0.71%	Mid Value	0.98%
Capital Appreciation Value	0.48%	Mutual Shares	0.96%
Classic Value	0.80%	Natural Resources	1.00%
Core Allocation Plus	0.92%	Optimized All Cap	0.68%
Core Equity	0.77%	Optimized Value	0.65%
Disciplined Diversification	0.40%	Overseas Equity	0.98%
Emerging Markets Value	0.95%	Pacific Rim	0.80%
Emerging Growth	0.80%	Real Estate Equity	0.86%
Emerging Small Company	0.97%	Real Estate Securities	0.70%
Equity-Income	0.81%	Science & Technology	1.05%

John Hancock Trust
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Portfolio	Annual Effective Rate	Portfolio	Annual Effective Rate
Franklin Templeton Founding Allocation	0.04%	Small Cap Intrinsic Value	0.90%
Financial Services	0.82%	Small Cap Value	1.06%
Fundamental Value	0.76%	Small Cap Growth	1.07%
Global Allocation	0.85%	Small Cap Opportunities	1.00%
Global Real Estate	0.93%	Small Cap	0.85%
Global	0.81%	Small Company Value	1.02%
Growth Equity	0.38%	Small Company Growth	1.05%
Health Sciences	1.05%	Small Company	1.05%
Income & Value	0.80%	U.S. Core	0.76%
International Core	0.89%	U.S. Large Cap	0.82%
International Small Cap	0.92%	U.S. Multi Sector	0.76%
International Small Company	0.96%	Utilities	0.82%
International Value	0.81%	Value & Restructuring	0.81%
International Opportunities	0.86%	Value	0.74%
Large Cap	0.71%	Vista	0.89%
Large Cap Value	0.81%

Expense Reimbursements  The Adviser agreed to voluntarily reduce its advisory fee or reimburse each Portfolio if the total of all expenses (excluding taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, advisory fees, Rule 12b-1 fees, and fees under any agreements or plans of the Portfolios dealing with services for shareholders and others with beneficial interests in shares of the Portfolios) exceed the following:

–	0.50% of the average net assets of All Cap Core, All Cap Growth, All Cap Value, Blue Chip Growth, Capital Appreciation, Classic Value, Core Equity, Emerging Small Company, Equity-Income, Financial Services, Fundamental Value, Global Allocation, Health Sciences, Income & Value, Large Cap, Large Cap Value, Managed, Mid Cap Intersection, Mid Cap Stock, Mid Cap Value, Mid Cap Value Equity, Mid Value, Natural Resources, Optimized All Cap, Optimized Value, Real Estate Equity, Real Estate Securities, Science & Technology, Small Cap Growth, Small Cap Opportunities, Small Cap Value, Small Cap, Small Cap Intrinsic Value, Small Company, Small Company Growth, Small Company Value, U.S. Core, U.S. Large Cap, U.S. Multi Sector, Utilities, Value, Value & Restructuring and Vista; and

–	0.75% of the average net assets of Emerging Markets Value, Global Real Estate, International Core, International Opportunities, International Small Cap, International Small Company, International Value, Overseas Equity and Pacific Rim.

The above agreement was terminated on May 1, 2008.

In the cases of Global, Income, and Mutual Shares, the Adviser has contractually agreed to waive advisory fees or reimburse the Portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees and services fees, taxes, portfolio brokerage commissions, interest, underlying fund expenses, printing and postage, blue sky and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Global, Income and Mutual Shares Portfolios) exceed 0.10%, 0.15%, 0.10% of average daily net assets, respectively. The expense reimbursement shall continue in effect until May 1, 2010, and thereafter until termination by the Adviser on notice of the Trust.

In the case of Emerging Growth, the Adviser had contractually agreed to waive advisory fees or reimburse the Portfolio if the total of all expenses ( excluding advisory fees, Rule 12b-1 fees, transfer agency fees and services fees, taxes, portfolio brokerage commissions, interest, underlying fund expenses, printing and postage, blue sky and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of Emerging Growth Portfolio) exceed 0.25% of average daily net assets. This expense reimbursement was terminated on May 1, 2008.

In the case of American Asset Allocation, American Global Growth, American High Income Bond, American New World and American Global Small Cap, the Adviser has contractually agreed to waive advisory fees or reimburse the Portfolio if the total of all expenses ( excluding advisory fees, Rule 12b-1 fees, transfer agency fees and services fees, taxes, portfolio brokerage commissions, interest, underlying fund expenses, printing and postage, blue sky and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the portfolio) exceed 0.03% of average daily net assets. This expense reimbursement took effect on May 1, 2008 and shall continue in effect until May 1, 2010, and thereafter until termination by the Adviser on notice of the Trust.

In the case of Disciplined Diversification, the Adviser has contractually agreed to waive advisory fees or reimburse the Portfolio if the total of all expenses ( excluding Rule 12b-1 fees, transfer agency fees and services fees, taxes, portfolio brokerage commissions, interest, underlying fund expenses, printing and postage, blue sky and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of Disciplined Diversification Portfolio) exceed 0.70% of average daily net assets. This expense reimbursement shall continue in effect until May 1, 2010, and thereafter until termination by the Adviser on notice of the Trust.

In the case of Franklin Templeton Founding Allocation, the Adviser has agreed that if total expenses (absent reimbursement) exceed 0.025% of the average daily net assets, the Adviser would reimburse expenses by an amount such that the total expenses of the Portfolio equal 0.025%. For purposes of the expense reimbursement, total expenses would include the advisory fee but exclude the expenses of the underlying funds and Rule 12b-1 fees. This contractual expense reimbursement may be terminated at any time after May 1, 2010.

The Adviser has agreed to waive its management fee for certain portfolios of the Trust or otherwise reimburse the expenses of those portfolios (the Participating Portfolios) as set forth below (the Reimbursement). The Participating Portfolios are all portfolios of the Trust except the following: American Asset Allocation, American Bond, American Blue Chip Income and Growth Trust, American Fundamental Holding, American Global Diversification, American Global Growth, American Global Small Cap, American Growth, American Growth-Income, American High Income Bond, American International, American New World, Franklin Templeton Founding Allocation and Mutual Shares.

John Hancock Trust
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

The Reimbursement equals, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio. The Reimbursement may be terminated or modified at any time by the Adviser upon notice to the Trust and approval of the Board of Trustees of the Trust.

In addition, the Adviser voluntarily agreed to waive a portion of its advisory fee for Blue Chip Growth, Capital Appreciation Value, Equity-Income, Health Sciences, Mid Value, Real Estate Equity, Science & Technology, Small Company Value and Spectrum Income in the amount of $499,649, $381, $349,318, $62,268, $38,322, $45,837, $43,950, $153,913 and $141,948, respectively. These expense reimbursements are shown as a reduction of total expenses in the Statement of Operations.

The Adviser contractually agreed to waive a portion of its advisory fee for American Fundamental Holding, American Global Diversification, Global and International Value in the amount of $54,626, $77,625, $46,597 and $90,234, respectively. These expense reimbursements are shown as a reduction of total expenses in the Statement of Operations. This expense reimbursement shall continue in effect until May 1, 2010, and thereafter until termination by the Adviser on notice of the Trust.

Fund Administration Fees  Pursuant to the Advisory Agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

The fund administration fees incurred for the period ended June 30, 2008, were equivalent to an annual effective rate of 0.01% of the Portfolio’s average daily net assets, with the exception of American Fundamental Holding, Global Real Estate, Mid Cap Value Equity, Small Cap, Small Cap Intrinsic Value, U.S. Multi Sector and Vista, in which the effective rate was 0.02%.

Distribution Plans  In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has approved Distribution Plans (the Plans) for Series I, Series II and Series III of the Trust. Series NAV shares are not subject to a Rule 12b-1 fee. The Trust has different classes of shares with different Rule 12b-1 fees so that the Trust Portfolios may be offered through different distribution channels. Rule 12b-1 fees are paid to the Portfolios’ Distributor for distribution services pursuant to the Plans. JHD may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees. Accordingly, the Portfolios, except for JHT American Asset Allocation, American Blue Chip Income and Growth, American Bond, American Fundamental Holdings, American Global Diversification, American Global Growth, American Global Small Capitalization, American Growth, American Growth-Income, American High-Income, American International and American New World make payments to JHD at an annual rate not to exceed 0.05% of Series I average daily net asset value and 0.25% of Series II average daily net asset value. Prior to May 28, 2008, American Blue Chip Income and Growth, American Bond, American Growth, American Growth-Income and American International make payments to JHT at annual rate not to exceed 0.35% of Series I average daily net asset value and 0.50% of Series II average daily net asset value. American Asset Allocation, American Blue Chip Income and Growth, American Bond, American Fundamental Holdings, American Global Diversification, American Global Growth, American Global Small Capitalization, American Growth, American Growth-Income, American High- Income Bond and American New World make payments to JHT at annual rate not to exceed 0.60% of Series I average daily net asset value, 0.75% of Series II average daily net asset value, and 0.25% of Series III average daily net asset value.

4.  TRUSTEES’ FEES The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

5.  LINE OF CREDIT All Portfolios have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating Portfolio on a prorated basis based on average net assets. For the six months ended June 30, 2008, there were no borrowings under the line of credit.

John Hancock Trust
Notes to Financial Statements (Unaudited)

6.  PORTFOLIO SHARE TRANSACTIONS Share activities for the Portfolios for the period ended June 30, 2008, and December 31, 2007, were as follows:

All Cap Core	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	34,443	$637,454	429,637	$8,611,456
Distributions reinvested	16,489	302,239	142,216	2,827,369
Repurchased	(1,040,201)	(19,289,097)	(2,795,238)	(56,716,642)
Net increase (decrease)	(989,269)	($18,349,404)	(2,223,385)	($45,277,817)
Series II shares
Sold	3,128	$58,995	685,079	$14,141,583
Distributions reinvested	1,452	26,549	8,166	161,565
Repurchased	(163,506)	(2,972,335)	(330,882)	(6,787,125)
Net increase (decrease)	(158,926)	($2,886,791)	362,363	$7,516,023
Series NAV shares
Sold	7,361,504	$134,862,059	18,651,285	$378,105,201
Distributions reinvested	97,533	1,788,753	451,124	8,954,686
Repurchased	(404,550)	(7,671,956)	(276,872)	(5,654,037)
Net increase (decrease)	7,054,487	$128,978,856	18,825,537	$381,405,850
Net increase (decrease)	5,906,292	$107,742,661	16,964,515	$343,644,056

All Cap Growth	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	39,489	$680,353	12,881	$250,415
Distributions reinvested	—	—	5,105	100,163
Repurchased	(1,361,426)	(24,384,850)	(3,348,806)	(64,274,569)
Net increase (decrease)	(1,321,937)	($23,704,497)	(3,330,820)	($63,923,991)
Series II shares
Sold	54,513	$954,039	104,630	$2,056,531
Repurchased	(287,192)	(5,093,911)	(381,670)	(7,161,018)
Net increase (decrease)	(232,679)	($4,139,872)	(277,040)	($5,104,487)
Series NAV shares
Sold	482,463	$8,373,410	1,226,456	$23,453,737
Distributions reinvested	—	—	9,591	184,904
Repurchased	(24,918)	(464,999)	(814,952)	(15,441,294)
Net increase (decrease)	457,545	$7,908,411	421,095	$8,197,347
Net increase (decrease)	(1,097,071)	($19,935,958)	(3,186,765)	($60,831,131)

All Cap Value	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	185,047	$1,449,958	571,814	$7,362,174
Distributions reinvested	178,688	1,349,091	3,302,100	28,075,325
Repurchased	(1,136,176)	(8,718,623)	(1,314,756)	(17,270,519)
Net increase (decrease)	(772,441)	($5,919,574)	2,559,158	$18,166,980
Series II shares
Sold	70,516	$544,814	26,327	$347,275
Distributions reinvested	147,031	1,105,671	2,790,870	23,703,738
Repurchased	(800,116)	(6,107,484)	(1,427,868)	(18,769,727)
Net increase (decrease)	(582,569)	($4,456,999)	1,389,329	$5,281,286
Series NAV shares
Sold	755,119	$5,856,680	1,644,369	$21,614,123
Distributions reinvested	53,670	403,595	1,914,060	20,517,571
Repurchased	(488,140)	(3,811,835)	(19,297,654)	(250,545,239)
Net increase (decrease)	320,649	$2,448,440	(15,739,225)	($208,413,545)
Net increase (decrease)	(1,034,361)	($7,928,133)	(11,790,738)	($184,965,279)

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

American Asset Allocation	Six months ended 6-30-08[1]		Year ended 12-31-07[2]
	Shares	Amount	Shares	Amount
Series I shares
Sold	15,943	$192,980	—	—
Repurchased	(12)	(147)	—	—
Net increase (decrease)	15,931	$192,833	—	—
Series II shares
Sold	26,762,137	$316,650,667	40,376,535	$518,060,809
Distributions reinvested	—	—	844,484	10,378,704
Repurchased	(34,066)	(410,165)	—	—
Net increase (decrease)	26,728,071	$316,240,502	41,221,019	$528,439,513
Series III shares
Sold	762,355	$9,095,460	—	—
Repurchased	(5,814)	(70,047)	—	—
Net increase (decrease)	756,541	$9,025,413	—	—
Net increase (decrease)	27,500,543	$325,458,748	41,221,019	$528,439,513

1	Series I and Series III shares began operations on 4-28-08 and 1-1-08, respectively.

2	Period from 5-1-07 (commencement of operations) to 12-31-07.

American Blue Chip Income and Growth	Six months ended 6-30-08[1]		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	477,875	$6,589,938	491,434	$8,611,480
Distributions reinvested	33,504	453,974	244,601	3,809,245
Repurchased	(139,641)	(1,908,831)	(360,601)	(6,384,112)
Net increase (decrease)	371,738	$5,135,081	375,434	$6,036,613
Series II shares
Sold	104,029	$1,374,596	200,948	$3,416,985
Distributions reinvested	244,928	3,318,770	2,249,468	35,347,153
Repurchased	(1,273,261)	(17,405,568)	(2,795,054)	(49,634,790)
Net increase (decrease)	(924,304)	($12,712,202)	(344,638)	($10,870,652)
Series III shares
Sold	313,954	$4,209,700	—	—
Distributions reinvested	1,157	15,687	—	—
Repurchased	(5,921)	(79,559)	—	—
Net increase (decrease)	309,190	$4,145,828	—	—
Net increase (decrease)	(243,376)	($3,431,293)	30,796	($4,834,039)

1	Series III shares began operation on 1-1-08.

American Bond	Six months ended 6-30-08[1]		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	243,340	$3,133,650	1,214,806	$16,175,157
Distributions reinvested	25,889	325,940	24,782	325,575
Repurchased	(322,343)	(4,230,753)	(589,618)	(7,866,383)
Net increase (decrease)	(53,114)	($771,163)	649,970	$8,634,349
Series II shares
Sold	2,127,192	$27,716,956	33,617,516	$448,503,783
Distributions reinvested	3,034,546	38,174,586	2,639,336	34,709,540
Repurchased	(5,556,827)	(71,754,395)	(1,729,268)	(22,738,443)
Net increase (decrease)	(395,089)	($5,862,853)	34,527,584	$460,474,880
Series III shares
Sold	357,692	$4,543,826	—	—
Distributions reinvested	2,135	26,896	—	—
Repurchased	(8,639)	(108,395)	—	—
Net increase (decrease)	351,188	$4,462,327	—	—
Net increase (decrease)	(97,015)	($2,171,689)	35,177,554	$469,109,229

1	Series III shares began operation on 1-1-08.

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

American Fundamental Holdings	Six months ended 6-30-08		Year ended 12-31-07[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	—	—	8,000	$100,000
Distributions reinvested	3	$39	140	1,649
Net increase (decrease)	3	$39	8,140	$101,649
Series II shares
Sold	32,443,541	$371,084,077	4,821,718	$58,364,522
Distributions reinvested	9,218	105,083	63,186	744,966
Repurchased	—	—	—	—
Net increase (decrease)	32,452,759	$371,189,160	4,884,904	$59,109,488
Series III shares
Sold	438,983	$5,037,574	8,000	$100,000
Distributions reinvested	49	558	145	1,706
Repurchased	(1,198)	(13,757)	—	—
Net increase (decrease)	437,834	$5,024,375	8,145	$101,706
Net increase (decrease)	32,890,596	$376,213,574	4,901,189	$59,312,843

1	Period from 10-31-07 (commencement of operations) to 12-31-07.

American Global Diversification	Six months ended 6-30-08		Year ended 12-31-07[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	—	—	8,000	$100,000
Distributions reinvested	3	$22	150	1,760
Net increase (decrease)	3	$22	8,150	$101,760
Series II shares
Sold	38,902,416	$440,708,669	8,941,659	$107,333,083
Distributions reinvested	7,675	86,424	133,313	1,557,090
Net increase (decrease)	38,910,091	$440,795,093	9,074,972	$108,890,173
Series III shares
Sold	—	—	8,000	$100,000
Distributions reinvested	2	$22	156	1,816
Net increase (decrease)	2	$22	8,156	$101,816
Net increase (decrease)	38,910,096	$440,795,137	9,091,278	$109,093,749

1	Period from 10-31-07 (commencement of operations) to 12-31-07.

American Global Growth	Six months ended 6-30-08[1]		Year ended 12-31-07[2]
	Shares	Amount	Shares	Amount
Series II shares
Sold	3,530,441	$43,692,939	17,077,898	$223,873,443
Distributions reinvested	—	—	323,802	4,164,097
Repurchased	(369,788)	(4,529,851)	(68,448)	(931,691)
Net increase (decrease)	3,160,653	$39,163,088	17,333,252	$227,105,849
Series III shares
Sold	7,437	$93,026	—	—
Repurchased	(5)	(60)	—	—
Net increase (decrease)	7,432	$92,966	—	—
Net increase (decrease)	3,168,085	$39,256,054	17,333,252	$227,105,849

1	Series III shares began operation on 1-1-08.

2	Period from 5-1-07 (commencement of operations) to 12-31-07.

American Global Small Capitalization	Six months ended 6-30-08[1]		Year ended 12-31-07[2]
	Shares	Amount	Shares	Amount
Series II shares
Sold	1,227,670	$14,911,534	6,535,961	$90,596,745
Distributions reinvested	6	70	117,639	1,522,255
Repurchased	(675,633)	(8,126,737)	(142,030)	(1,796,736)
Net increase (decrease)	552,043	$6,784,867	6,511,570	$90,322,264
Series III shares
Sold	105,683	$1,289,351	—	—
Repurchased	(186)	(2,250)	—	—
Net increase (decrease)	105,497	$1,287,101	—	—
Net increase (decrease)	657,540	$8,071,968	6,511,570	$90,322,264

1	Series III shares began operation on 1-1-08.

2	Period from 5-1-07 (commencement of operations) to 12-31-07.

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

American Growth	Six months ended 6-30-08[1]		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,816,005	$36,735,975	2,030,189	$47,744,059
Distributions reinvested	58,203	1,164,642	507,079	10,891,867
Repurchased	(558,668)	(11,277,199)	(2,382,528)	(54,678,235)
Net increase (decrease)	1,315,540	$26,623,418	154,740	$3,957,691
Series II shares
Sold	1,840,618	$36,181,660	7,372,022	$169,554,067
Distributions reinvested	870,142	17,350,624	8,614,278	184,420,404
Repurchased	(5,435,949)	(108,771,479)	(4,041,216)	(94,183,420)
Net increase (decrease)	(2,725,189)	($55,239,195)	11,945,084	$259,791,051
Series III shares
Sold	122,655	$2,508,412	—	—
Distributions reinvested	243	4,853	—	—
Repurchased	(9)	(192)	—	—
Net increase (decrease)	122,889	$2,513,073	—	—
Net increase (decrease)	(1,286,760)	($26,102,704)	12,099,824	$263,748,742

1	Series III shares began operation on 1-1-08.

American Growth-Income	Six months ended 6-30-08[1]		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	295,056	$5,374,781	1,434,732	$30,058,964
Distributions reinvested	26,048	468,859	97,794	1,913,790
Repurchased	(91,100)	(1,630,052)	(1,044,087)	(21,487,136)
Net increase (decrease)	230,004	$4,213,588	488,439	$10,485,618
Series II shares
Sold	2,435,280	$42,678,536	9,314,634	$190,565,226
Distributions reinvested	1,188,437	21,356,207	5,186,494	101,479,457
Repurchased	(3,961,781)	(71,701,738)	(2,063,829)	(42,523,726)
Net increase (decrease)	(338,064)	($7,666,995)	12,437,299	$249,520,957
Series III shares
Sold	181,276	$3,290,493	—	—
Distributions reinvested	437	7,865	—	—
Repurchased	(9)	(169)	—	—
Net increase (decrease)	181,704	$3,298,189	—	—
Net increase (decrease)	73,644	($155,218)	12,925,738	$260,006,575

1	Series III shares began operation on 1-1-08.

American High Income Bond	Six months ended 6-30-08[1]		Year ended 12-31-07[2]
	Shares	Amount	Shares	Amount
Series II shares
Sold	801,897	$8,895,677	3,881,272	$47,492,993
Distributions reinvested	—	—	243,729	2,754,133
Repurchased	(280,162)	(3,096,722)	(61,747)	(758,342)
Net increase (decrease)	521,735	$5,798,955	4,063,254	$49,488,784
Series NAV shares
Sold	2,942	$33,368	—	—
Repurchased	(334)	(3,826)	—	—
Net increase (decrease)	2,608	$29,542	—	—
Net increase (decrease)	524,343	$5,828,497	4,063,254	$49,488,784

1	Series III shares began operation on 1-1-08.

2	Period from 5-1-07 (commencement of operations) to 12-31-07.

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

American International	Six months ended 6-30-08[1]		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	640,826	$15,701,342	1,243,728	$33,004,383
Distributions reinvested	97,407	2,352,389	396,343	10,207,956
Repurchased	(629,959)	(15,463,256)	(501,799)	(13,318,656)
Net increase (decrease)	108,274	$2,590,475	1,138,272	$29,893,683
Series II shares
Sold	1,500,729	$35,875,773	4,659,560	$123,212,558
Distributions reinvested	1,069,907	25,806,162	4,525,926	116,373,520
Repurchased	(2,571,896)	(62,731,169)	(3,658,442)	(98,077,447)
Net increase (decrease)	(1,260)	($1,049,234)	5,527,044	$141,508,631
Series III shares
Sold	6,451	$157,265	—	—
Distributions reinvested	19	461	—	—
Repurchased	(4)	(98)	—	—
Net increase (decrease)	6,466	$157,628	—	—
Net increase (decrease)	113,480	$1,698,869	6,665,316	$171,402,314

1	Series III shares began operation on 1-1-08.

American New World	Six months ended 6-30-08[1]		Year ended 12-31-07[2]
	Shares	Amount	Shares	Amount
Series II shares
Sold	1,905,486	$26,775,516	5,729,344	$81,223,500
Distributions reinvested	4,676	64,718	122,144	1,755,212
Repurchased	(1,521,262)	(20,841,867)	(208,177)	(2,962,599)
Net increase (decrease)	388,900	$5,998,367	5,643,311	$80,016,113
Series III shares
Sold	3,759	$52,948	—	—
Distributions reinvested	1	11	—	—
Repurchased	(2)	(32)	—	—
Net increase (decrease)	3,758	$52,927	—	—
Net increase (decrease)	392,658	$6,051,294	5,643,311	$80,016,113

1	Series III shares began operation on 1-1-08.

2	Period from 5-1-07 (commencement of operations) to 12-31-07.

Blue Chip Growth	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	91,616	$1,758,472	268,228	$5,605,484
Issued in reorganization (Note 9)	1,330,863	26,526,609	—	—
Distributions reinvested	442,687	8,552,706	228,073	4,610,715
Repurchased	(3,696,224)	(72,237,118)	(7,609,262)	(158,114,617)
Net increase (decrease)	(1,831,058)	($35,399,331)	(7,112,961)	($147,898,418)
Series II shares
Sold	295,264	$5,616,567	682,148	$14,645,108
Issued in reorganization (Note 9)	1,066,307	21,203,725	—	—
Distributions reinvested	137,242	2,646,035	34,558	692,003
Repurchased	(1,027,906)	(20,149,356)	(1,671,177)	(34,565,612)
Net increase (decrease)	470,907	$9,316,971	(954,471)	($19,228,501)
Series NAV shares
Sold	20,262,680	$393,859,469	23,143,880	$483,693,090
Issued in reorganization (Note 9)	47,340	941,822	—	—
Distributions reinvested	2,353,445	45,397,949	876,152	17,796,471
Repurchased	(11,585,268)	(231,238,928)	(6,089,678)	(126,817,165)
Net increase (decrease)	11,078,197	$208,960,312	17,930,354	$374,672,396
Net increase (decrease)	9,718,046	$182,877,952	9,862,922	$207,545,477

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Capital Appreciation	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	151,255	$1,407,913	255,949	$2,460,773
Distributions reinvested	9,941	91,754	185,458	1,754,276
Repurchased	(2,311,079)	(21,360,637)	(6,874,069)	(65,700,122)
Net increase (decrease)	(2,149,883)	($19,860,970)	(6,432,662)	($61,485,073)
Series II shares
Sold	231,934	$2,148,869	413,842	$4,008,920
Distributions reinvested	982	8,981	59,014	546,339
Repurchased	(1,093,898)	(10,020,878)	(3,270,955)	(31,011,745)
Net increase (decrease)	(860,982)	($7,863,028)	(2,798,099)	($26,456,486)
Series NAV shares
Sold	34,179,742	$320,969,970	11,134,710	$105,699,413
Distributions reinvested	61,802	570,432	598,922	5,693,528
Repurchased	(7,658,532)	(72,403,486)	(3,222,392)	(31,006,345)
Net increase (decrease)	26,583,012	$249,136,916	8,511,240	$80,386,596
Net increase (decrease)	23,572,147	$221,412,918	(719,521)	($7,554,963)

Capital Appreciation Value	Period ended 6-30-08[1]
	Shares	Amount
Series I shares
Sold	40,000	$500,000
Net increase (decrease)	40,000	$500,000
Series II shares
Sold	568,380	$6,994,179
Net increase (decrease)	568,380	$6,994,179
Series NAV shares
Sold	40,788	$509,712
Net increase (decrease)	40,788	$509,712
Net increase (decrease)	649,168	$8,003,891

1	Period from 4-28-08 (commencement of operations) to 6-30-08.

Classic Value	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	222,895	$2,472,612	360,814	$5,813,684
Distributions reinvested	16,744	185,018	266,579	3,418,285
Repurchased	(747,059)	(8,663,710)	(602,419)	(9,498,377)
Net increase (decrease)	(507,420)	($6,006,080)	24,974	($266,408)
Series II shares
Sold	556,469	$6,370,738	490,659	$7,609,728
Distributions reinvested	24,108	266,153	253,231	3,271,985
Repurchased	(818,785)	(9,263,905)	(1,383,611)	(22,109,790)
Net increase (decrease)	(238,208)	($2,627,014)	(639,721)	($11,228,077)
Series NAV shares
Sold	179,039	$2,049,833	774,998	$12,716,276
Distributions reinvested	15,740	174,242	157,946	1,965,694
Repurchased	(68,260)	(776,882)	(172,522)	(2,505,104)
Net increase (decrease)	126,519	$1,447,193	760,422	$12,176,866
Net increase (decrease)	(619,109)	($7,185,901)	145,675	$682,381

Core Allocation Plus	Period ended 6-30-08[1]
	Shares	Amount
Series I shares
Sold	872,105	$10,874,129
Repurchased	(21)	(253)
Net increase (decrease)	872,084	$10,873,876
Series II shares
Sold	1,054,149	$13,015,352
Net increase (decrease)	1,054,149	$13,015,352
Series NAV shares
Sold	400,000	$5,000,000
Net increase (decrease)	400,000	$5,000,000
Net increase (decrease)	2,326,233	$28,889,228

1	Period from 1-2-08 (commencement of operations) to 6-30-08.

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Core Equity	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount
Series I shares
Sold	27,325	$302,073	223,616	$3,491,520
Distributions reinvested	4,087	43,935	10,840	151,144
Repurchased	(41,028)	(453,128)	(203,800)	(3,119,727)
Net increase (decrease)	(9,616)	($107,120)	30,656	$522,937
Series II shares
Sold	503,098	$5,223,131	532,898	$7,688,362
Distributions reinvested	89,117	950,883	257,916	3,592,046
Repurchased	(535,947)	(5,902,337)	(1,055,166)	(15,449,227)
Net increase (decrease)	56,268	$271,677	(264,352)	($4,168,819)
Series NAV shares
Sold	9,307,828	$104,231,370	13,460,321	$198,011,385
Distributions reinvested	1,450,045	15,616,983	2,942,407	40,953,292
Repurchased	(3,581,525)	(39,481,596)	(1,654,555)	(25,180,373)
Net increase (decrease)	7,176,348	$80,366,757	14,748,173	$213,784,304
Net increase (decrease)	7,223,000	$80,531,314	14,514,477	$210,138,422

Disciplined Diversification	Period ended 6-30-08[1]
	Shares	Amount
Series I shares
Sold	80,000	$1,000,000
Net increase (decrease)	80,000	$1,000,000
Series II shares
Sold	4,841,076	$60,095,338
Net increase (decrease)	4,841,076	$60,095,338
Series NAV shares
Sold	80,908	$1,011,289
Net increase (decrease)	80,908	$1,011,289
Net increase (decrease)	5,001,984	$62,106,627

1	Period from 4-28-08 (commencement of operations) to 6-30-08.

Emerging Growth	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	65,008	$542,023	157,277	$1,772,760
Distributions reinvested	1,902	14,991	52,436	527,572
Repurchased	(112,235)	(879,057)	(153,455)	(1,720,311)
Net increase (decrease)	(45,325)	($322,043)	56,258	$580,021
Series II shares
Sold	96,010	$765,438	398,941	$4,621,014
Distributions reinvested	13,040	100,929	306,219	3,050,224
Repurchased	(190,341)	(1,518,702)	(762,307)	(8,785,717)
Net increase (decrease)	(81,291)	($652,335)	(57,147)	($1,114,479)
Series NAV shares
Sold	111,309	$896,240	293,869	$3,315,835
Distributions reinvested	17,413	137,390	442,445	4,476,341
Repurchased	(662,387)	(5,475,808)	(544,549)	(6,059,407)
Net increase (decrease)	(533,665)	($4,442,178)	191,765	$1,732,769
Net increase (decrease)	(660,281)	($5,416,556)	190,876	$1,198,311

Emerging Markets Value	Six months ended 6-30-08		Year ended 12-31-07[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	218,195	$2,883,109	335,792	$4,855,938
Distributions reinvested	278	3,860	3,080	43,091
Repurchased	(56,394)	(790,191)	(259,749)	(3,848,083)
Net increase (decrease)	162,079	$2,096,778	79,123	$1,050,946
Series NAV shares
Sold	7,192,824	$100,921,741	36,796,853	$482,686,362
Distributions reinvested	146,025	2,029,746	1,024,269	14,329,526
Repurchased	(696,484)	(9,654,740)	(2,299,251)	(35,810,105)
Net increase (decrease)	6,642,365	$93,296,747	35,521,871	$461,205,783
Net increase (decrease)	6,804,444	$95,393,525	35,600,994	$462,256,729

1	Period from 5-1-07 (commencement of operations) to 12-31-07.

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Emerging Small Company	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	161,322	$3,457,927	87,095	$2,296,616
Distributions reinvested	3,369	72,129	1,911,429	46,764,200
Repurchased	(930,859)	(20,269,056)	(1,912,416)	(52,432,610)
Net increase (decrease)	(766,168)	($16,739,000)	86,108	($3,371,794)
Series II shares
Sold	327,437	$7,006,733	157,495	$4,113,604
Distributions reinvested	848	17,902	476,933	11,536,345
Repurchased	(499,819)	(11,024,850)	(666,893)	(17,929,278)
Net increase (decrease)	(171,534)	($4,000,215)	(32,465)	($2,279,329)
Series NAV shares
Sold	25,048	$543,928	65,399	$1,751,634
Distributions reinvested	42	910	10,824	265,139
Repurchased	(13,977)	(325,308)	(18,311)	(487,477)
Net increase (decrease)	11,113	$219,530	57,912	$1,529,296
Net increase (decrease)	(926,589)	($20,519,685)	111,555	($4,121,827)

Equity-Income	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	150,347	$2,275,039	422,858	$7,927,338
Distributions reinvested	1,028,001	15,574,216	6,337,678	107,820,396
Repurchased	(5,202,496)	(79,360,120)	(9,437,373)	(173,389,614)
Net increase (decrease)	(4,024,148)	($61,510,865)	(2,676,837)	($57,641,880)
Series II shares
Sold	174,879	$2,608,543	723,638	$13,330,256
Distributions reinvested	406,266	6,134,611	2,454,636	41,597,149
Repurchased	(2,032,122)	(30,936,962)	(3,575,029)	(65,178,758)
Net increase (decrease)	(1,450,977)	($22,193,808)	(396,755)	($10,251,353)
Series NAV shares
Sold	5,309,523	$79,924,940	9,002,532	$165,701,312
Distributions reinvested	2,321,695	35,080,817	12,004,934	202,905,556
Repurchased	(2,713,363)	(41,503,217)	(3,646,464)	(66,551,589)
Net increase (decrease)	4,917,855	$73,502,540	17,361,002	$302,055,279
Net increase (decrease)	(557,270)	($10,202,133)	14,287,410	$234,162,046

Financial Services	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	748,667	$9,760,387	444,116	$8,042,486
Distributions reinvested	205,688	2,525,850	607,768	8,826,922
Repurchased	(487,243)	(6,215,704)	(1,762,008)	(32,589,314)
Net increase (decrease)	467,112	$6,070,533	(710,124)	($15,719,906)
Series II shares
Sold	509,816	$6,507,531	383,155	$6,835,560
Distributions reinvested	166,227	2,031,299	493,484	7,114,547
Repurchased	(386,292)	(5,002,599)	(1,174,991)	(21,712,503)
Net increase (decrease)	289,751	$3,536,231	(298,352)	($7,762,396)
Series NAV shares
Sold	131,885	$1,663,377	167,667	$3,042,252
Distributions reinvested	152,462	1,870,713	504,429	7,312,232
Repurchased	(368,835)	(4,776,929)	(708,049)	(12,996,873)
Net increase (decrease)	(84,488)	($1,242,839)	(35,953)	($2,642,389)
Net increase (decrease)	672,375	$8,363,925	(1,044,429)	($26,124,691)

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Franklin Templeton Founding Allocation	Six months ended 6-30-08[1]		Year ended 12-31-07[2]
	Shares	Amount	Shares	Amount
Series I shares
Sold	530,178	$5,904,990	—	—
Distributions reinvested	2,035	22,488	—	—
Repurchased	(5,137)	(57,851)	—	—
Net increase (decrease)	527,076	$5,869,627	—	—
Series II shares
Sold	34,901,738	$391,936,055	95,269,120	$1,183,670,490
Distributions reinvested	1,891,385	20,899,798	497,891	6,019,506
Repurchased	(2,257,230)	(24,624,590)	(1,252,081)	(15,137,654)
Net increase (decrease)	34,535,893	$388,211,263	94,514,930	$1,174,552,342
Series NAV shares
Sold	16,608	$184,606	—	—
Repurchased	(106)	(1,108)	—	—
Net increase (decrease)	16,502	$183,498	—	—
Net increase (decrease)	35,079,471	$394,264,388	94,514,930	$1,174,552,342

1	Series I and Series NAV shares began operations on 1-28-08 and 4-28-08, respectively.

2	Period from 4-28-08 (commencement of operations) to 6-30-08.

Fundamental Value	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	167,035	$2,542,497	190,672	$3,231,680
Distributions reinvested	119,371	1,837,114	671,647	11,032,164
Repurchased	(1,162,759)	(17,962,857)	(2,247,518)	(38,217,942)
Net increase (decrease)	(876,353)	($13,583,246)	(1,385,199)	($23,954,098)
Series II shares
Sold	670,102	$10,144,321	5,996,477	$101,733,103
Distributions reinvested	307,902	4,723,215	1,420,442	23,244,352
Repurchased	(1,845,429)	(28,252,311)	(3,662,892)	(62,058,750)
Net increase (decrease)	(867,425)	($13,384,775)	3,754,027	$62,918,705
Series NAV shares
Sold	38,392,030	$594,705,961	10,124,803	$171,330,293
Distributions reinvested	735,065	11,283,241	2,571,695	42,086,544
Repurchased	(299,108)	(4,625,133)	(1,220,018)	(20,928,053)
Net increase (decrease)	38,827,987	$601,364,069	11,476,480	$192,488,784
Net increase (decrease)	37,084,209	$574,396,048	13,845,308	$231,453,391

Global	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	26,384	$425,128	71,491	$1,363,333
Distributions reinvested	19,465	316,303	1,374,515	24,854,102
Repurchased	(1,614,228)	(26,450,055)	(3,214,548)	(62,735,397)
Net increase (decrease)	(1,568,379)	($25,708,624)	(1,768,542)	($36,517,962)
Series II shares
Sold	60,963	$975,167	2,348,038	$46,497,142
Distributions reinvested	2,806	45,397	257,830	4,599,488
Repurchased	(473,341)	(7,671,340)	(1,105,444)	(21,628,146)
Net increase (decrease)	(409,572)	($6,650,776)	1,500,424	$29,468,484
Series NAV shares
Sold	8,491,974	$138,323,921	20,168,870	$395,581,039
Distributions reinvested	35,224	572,034	1,368,734	24,257,681
Repurchased	(288,937)	(4,481,111)	(171,779)	(3,283,442)
Net increase (decrease)	8,238,261	$134,414,844	21,365,825	$416,555,278
Net increase (decrease)	6,260,310	$102,055,444	21,097,707	$409,505,800

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Global Allocation	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	166,961	$1,809,698	737,539	$9,338,547
Distributions reinvested	13,291	144,340	1,324,560	15,228,023
Repurchased	(1,296,303)	(13,876,264)	(1,652,379)	(20,949,598)
Net increase (decrease)	(1,116,051)	($11,922,226)	409,720	$3,616,972
Series II shares
Sold	303,237	$3,269,088	3,275,689	$41,232,507
Distributions reinvested	37,054	400,186	3,316,711	37,854,177
Repurchased	(1,207,618)	(12,963,308)	(1,765,087)	(22,318,889)
Net increase (decrease)	(867,327)	($9,294,034)	4,827,313	$56,767,795
Series NAV shares
Sold	127,591	$1,382,784	1,127,813	$14,266,406
Distributions reinvested	2,482	26,885	165,186	1,848,217
Repurchased	(51,165)	(554,859)	(122,545)	(1,563,210)
Net increase (decrease)	78,908	$854,810	1,170,454	$14,551,413
Net increase (decrease)	(1,904,470)	($20,361,450)	6,407,487	$74,936,180

Global Real Estate	Six months ended 6-30-08[1]		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	10,241	$119,718	—	—
Repurchased	(2)	(22)	—	—
Net increase (decrease)	10,239	$119,696	—	—
Series NAV shares
Sold	22,383,696	$251,429,207	14,032,883	$197,680,941
Distributions reinvested	—	—	4,469,164	59,646,104
Repurchased	(910,693)	(10,659,854)	(3,026,083)	(46,146,352)
Net increase (decrease)	21,473,003	$240,769,353	15,475,964	$211,180,693
Net increase (decrease)	21,483,242	$240,889,049	15,475,964	$211,180,693

1	Series I shares began operation on 4-28-08.

Growth Equity	Period ended 6-30-08[1]
	Shares	Amount
Series NAV shares
Sold	40,915,595	$511,726,162
Repurchased	(36,464)	(441,253)
Net increase (decrease)	40,879,131	$511,284,909

1	Period from 4-25-08 (commencement of operations) to 6-30-08.

Health Sciences	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	821,670	$11,761,072	1,059,091	$17,045,790
Distributions reinvested	210,415	2,842,701	1,779,431	26,771,572
Repurchased	(1,498,340)	(20,669,816)	(1,833,102)	(28,961,168)
Net increase (decrease)	(466,255)	($6,066,043)	1,005,420	$14,856,194
Series II shares
Sold	337,918	$4,877,826	537,602	$8,552,474
Distributions reinvested	119,851	1,595,215	1,080,306	16,047,499
Repurchased	(903,225)	(12,269,906)	(1,405,785)	(21,955,494)
Net increase (decrease)	(445,456)	($5,796,865)	212,123	$2,644,479
Series NAV shares
Sold	217,240	$3,120,262	308,247	$4,909,591
Distributions reinvested	50,123	678,662	409,678	6,172,188
Repurchased	(323,381)	(4,426,648)	(364,881)	(5,809,906)
Net increase (decrease)	(56,018)	($627,724)	353,044	$5,271,873
Net increase (decrease)	(967,729)	($12,490,632)	1,570,587	$22,772,546

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Income & Value	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	109,033	$1,082,993	226,406	$2,756,999
Distributions reinvested	851,801	8,560,601	4,282,034	47,268,044
Repurchased	(3,494,869)	(35,750,815)	(7,663,109)	(94,033,729)
Net increase (decrease)	(2,534,035)	($26,107,221)	(3,154,669)	($44,008,686)
Series II shares
Sold	34,339	$343,712	206,642	$2,465,724
Distributions reinvested	184,556	1,845,563	912,495	10,010,284
Repurchased	(977,035)	(9,964,124)	(1,452,231)	(17,748,528)
Net increase (decrease)	(758,140)	($7,774,849)	(333,094)	($5,272,520)
Series NAV shares
Sold	32,378	$333,195	104,477	$1,281,252
Distributions reinvested	4,132	41,525	21,600	237,226
Repurchased	(59,649)	(609,722)	(56,100)	(685,330)
Net increase (decrease)	(23,139)	($235,002)	69,977	$833,148
Net increase (decrease)	(3,315,314)	($34,117,072)	(3,417,786)	($48,448,058)

International Core	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	87,424	$1,144,451	517,874	$8,142,716
Distributions reinvested	159,511	2,097,571	1,433,150	20,752,329
Repurchased	(933,227)	(12,320,659)	(2,257,655)	(35,373,602)
Net increase (decrease)	(686,292)	($9,078,637)	(306,631)	($6,478,557)
Series II shares
Sold	204,314	$2,690,186	1,150,133	$17,987,214
Distributions reinvested	62,946	832,148	542,552	7,877,834
Repurchased	(585,722)	(7,738,975)	(1,031,248)	(16,158,678)
Net increase (decrease)	(318,462)	($4,216,641)	661,437	$9,706,370
Series NAV shares
Sold	5,232,794	$67,111,912	16,944,123	$261,562,359
Distributions reinvested	2,035,510	26,705,896	14,868,924	213,819,629
Repurchased	(31,186,260)	(418,986,434)	(4,892,276)	(77,678,169)
Net increase (decrease)	(23,917,956)	($325,168,626)	26,920,771	$397,703,819
Net increase (decrease)	(24,922,710)	($338,463,904)	27,275,577	$400,931,632

International Opportunities	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	419,984	$6,638,257	505,225	$9,513,865
Distributions reinvested	24,145	374,255	88,843	1,524,245
Repurchased	(557,872)	(8,842,898)	(344,695)	(6,327,784)
Net increase (decrease)	(113,743)	($1,830,386)	249,373	$4,710,326
Series II shares
Sold	398,880	$6,435,451	2,902,406	$55,013,194
Distributions reinvested	172,065	2,672,169	867,904	14,920,641
Repurchased	(994,442)	(15,854,539)	(1,467,391)	(26,915,739)
Net increase (decrease)	(423,497)	($6,746,919)	2,302,919	$43,018,096
Series NAV shares
Sold	6,458,515	$102,769,072	8,520,296	$156,180,853
Distributions reinvested	2,152,080	33,357,244	9,283,762	159,386,846
Repurchased	(627,088)	(10,106,042)	(5,157,203)	(101,082,822)
Net increase (decrease)	7,983,507	$126,020,274	12,646,855	$214,484,877
Net increase (decrease)	7,446,267	$117,442,969	15,199,147	$262,213,299

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

International Small Cap	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	199,021	$3,395,727	1,108,604	$26,945,881
Distributions reinvested	108,177	1,860,637	2,499,992	50,738,633
Repurchased	(1,470,459)	(25,132,024)	(2,326,819)	(54,901,459)
Net increase (decrease)	(1,163,261)	($19,875,660)	1,281,777	$22,783,055
Series II shares
Sold	117,395	$2,003,473	1,249,941	$30,187,704
Distributions reinvested	48,264	833,513	1,110,011	22,455,464
Repurchased	(946,099)	(16,182,174)	(1,030,894)	(24,208,938)
Net increase (decrease)	(780,440)	($13,345,188)	1,329,058	$28,434,230
Series NAV shares
Sold	856,923	$14,358,896	3,711,499	$84,341,759
Distributions reinvested	342,147	5,864,402	6,843,966	138,459,032
Repurchased	(6,602,045)	(116,705,594)	(6,096,399)	(144,975,266)
Net increase (decrease)	(5,402,975)	($96,482,296)	4,459,066	$77,825,525
Net increase (decrease)	(7,346,676)	($129,703,144)	7,069,901	$129,042,810

International Small Company	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	15,855,309	$189,033,752	3,239,262	$44,973,653
Distributions reinvested	—	—	2,337,266	27,807,708
Repurchased	(121,655)	(1,374,789)	(4,652,486)	(69,313,678)
Net increase (decrease)	15,733,654	$187,658,963	924,042	$3,467,683

International Value	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	92,799	$1,521,592	469,808	$8,888,769
Distributions reinvested	628,405	9,602,030	4,894,339	84,955,114
Repurchased	(3,409,593)	(52,668,048)	(6,166,415)	(114,048,578)
Net increase (decrease)	(2,688,389)	($41,544,426)	(802,268)	($20,204,695)
Series II shares
Sold	273,867	$4,124,986	2,718,977	$49,879,763
Distributions reinvested	426,640	6,501,989	2,909,771	50,228,343
Repurchased	(2,102,842)	(32,675,702)	(3,493,046)	(64,420,481)
Net increase (decrease)	(1,402,335)	($22,048,727)	2,135,702	$35,687,625
Series NAV shares
Sold	6,038,180	$91,606,776	11,506,081	$211,141,532
Distributions reinvested	2,120,082	32,246,447	12,256,029	211,148,539
Repurchased	(3,893,823)	(60,998,890)	(6,787,223)	(125,945,961)
Net increase (decrease)	4,264,439	$62,854,333	16,974,887	$296,344,110
Net increase (decrease)	173,715	($738,820)	18,308,321	$311,827,040

Large Cap	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	18,022	$235,179	162,997	$2,580,754
Issued in reorganization (Note 9)	—	—	24,288,666	389,399,315
Distributions reinvested	—	—	1,075,021	15,481,970
Repurchased	(2,333,567)	(31,443,917)	(5,112,897)	(81,378,563)
Net increase (decrease)	(2,315,545)	($31,208,738)	20,413,787	$326,083,476
Series II shares
Sold	29,280	$393,167	105,978	$1,651,034
Issued in reorganization (Note 9)	—	—	1,436,659	22,953,303
Distributions reinvested	—	—	75,103	1,083,688
Repurchased	(212,706)	(2,858,931)	(364,392)	(5,776,869)
Net increase (decrease)	(183,426)	($2,465,764)	1,253,348	$19,911,156
Series NAV shares
Sold	2,451,577	$32,472,240	10,512,978	$168,580,552
Issued in reorganization (Note 9)	—	—	56,374	901,651
Distributions reinvested	—	—	2,031,162	29,795,501
Repurchased	(844,083)	(11,698,936)	(243,148)	(3,838,033)
Net increase (decrease)	1,607,494	$20,773,304	12,357,366	$195,439,671
Net increase (decrease)	(891,477)	($12,901,198)	34,024,501	$541,434,303

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Large Cap Value	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	219,178	$4,547,381	589,357	$13,989,775
Distributions reinvested	8,288	169,735	261,427	5,937,211
Repurchased	(636,222)	(13,149,535)	(1,282,717)	(30,376,994)
Net increase (decrease)	(408,756)	($8,432,419)	(431,933)	($10,450,008)
Series II shares
Sold	183,978	$3,849,179	199,438	$4,754,440
Distributions reinvested	4,318	88,088	165,552	3,748,423
Repurchased	(519,076)	(10,668,216)	(990,678)	(23,314,822)
Net increase (decrease)	(330,780)	($6,730,949)	(625,688)	($14,811,959)
Series NAV shares
Sold	8,504,373	$178,585,894	4,737,923	$111,616,412
Distributions reinvested	64,999	1,331,826	1,513,807	34,240,688
Repurchased	(311,798)	(6,434,123)	(367,405)	(8,746,820)
Net increase (decrease)	8,257,574	$173,483,597	5,884,325	$137,110,280
Net increase (decrease)	7,518,038	$158,320,229	4,826,704	$111,848,313

Managed	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	3,334,227	$40,568,688	2,938,736	$39,491,950
Distributions reinvested	1,227,886	14,636,400	8,517,241	109,683,593
Repurchased	(12,004,396)	(144,902,833)	(21,584,471)	(289,662,121)
Net increase (decrease)	(7,442,283)	($89,697,745)	(10,128,494)	($140,486,578)

Mid Cap Intersection	Six months ended 6-30-08		Year ended 12-31-07[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	5,419	$63,862	8,089	$101,096
Distributions reinvested	—	3	—	—
Repurchased	(51)	(546)	—	—
Net increase (decrease)	5,368	$63,319	8,089	$101,096
Series II shares
Sold	517,413	$5,854,705	213,474	$2,602,678
Repurchased	(110,192)	(1,245,963)	(19,493)	(238,855)
Net increase (decrease)	407,221	$4,608,742	193,981	$2,363,823
Series NAV shares
Sold	116,734	$1,313,467	26,503,650	$330,634,670
Distributions reinvested	2,874	31,271	3,239	37,669
Repurchased	(7,015,885)	(78,324,673)	(371,210)	(4,670,545)
Net increase (decrease)	(6,896,277)	($76,979,935)	26,135,679	$326,001,794
Net increase (decrease)	(6,483,688)	($72,307,874)	26,337,749	$328,466,713

1	Period from 5-1-07 (commencement of operations) to 12-31-07.

Mid Cap Stock	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	542,397	$7,477,816	677,768	$11,783,220
Issued in reorganization (Note 9)	4,626,777	65,256,243	—	—
Distributions reinvested	580,091	7,877,634	5,774,084	90,958,481
Repurchased	(3,386,627)	(48,148,798)	(5,453,617)	(93,715,754)
Net increase (decrease)	2,362,638	$32,462,895	998,235	$9,025,947
Series II shares
Sold	416,916	$5,735,973	1,313,994	$22,720,355
Issued in reorganization (Note 9)	1,616,943	22,457,599	—	—
Distributions reinvested	350,638	4,688,037	3,257,689	50,693,131
Repurchased	(1,959,439)	(27,323,828)	(2,356,748)	(39,525,856)
Net increase (decrease)	425,058	$5,557,781	2,214,935	$33,887,630
Series NAV shares
Sold	1,744,900	$24,258,590	11,788,683	$197,700,949
Issued in reorganization (Note 9)	65,397	925,306	—	—
Distributions reinvested	1,195,314	16,280,182	9,629,823	152,288,890
Repurchased	(5,483,255)	(77,469,287)	(5,468,091)	(94,177,821)
Net increase (decrease)	(2,477,644)	($36,005,209)	15,950,415	$255,812,018
Net increase (decrease)	310,052	$2,015,467	19,163,585	$298,725,595

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Mid Cap Value	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	148,000	$1,695,503	438,694	$7,348,558
Distributions reinvested	589,729	6,445,737	4,559,323	65,721,362
Repurchased	(2,447,293)	(28,483,550)	(5,182,751)	(86,036,800)
Net increase (decrease)	(1,709,564)	($20,342,310)	(184,734)	($12,966,880)
Series II shares
Sold	317,992	$3,660,747	413,970	$6,262,394
Distributions reinvested	527,113	5,740,259	3,874,797	55,665,438
Repurchased	(1,723,573)	(19,787,706)	(3,876,077)	(63,077,639)
Net increase (decrease)	(878,468)	($10,386,700)	412,690	($1,149,807)
Series NAV shares
Sold	173,530	$1,997,901	9,805,019	$158,618,641
Distributions reinvested	499,441	5,453,892	2,070,603	27,113,810
Repurchased	(5,418,360)	(61,101,978)	(514,438)	(8,615,565)
Net increase (decrease)	(4,745,389)	($53,650,185)	11,361,184	$177,116,886
Net increase (decrease)	(7,333,421)	($84,379,195)	11,589,140	$163,000,199

Mid Cap Value Equity	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	11,724	$151,468	1,835,805	$26,321,725
Distributions reinvested	224,102	2,828,162	402,335	5,554,032
Repurchased	(5,087,125)	(65,355,808)	(321,496)	(4,696,241)
Net increase (decrease)	(4,851,299)	($62,376,178)	1,916,644	$27,179,516

Mid Value	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	346,806	$3,541,930	499,108	$6,644,683
Distributions reinvested	26,549	265,493	201,514	2,300,250
Repurchased	(169,179)	(1,726,852)	(125,968)	(1,616,253)
Net increase (decrease)	204,176	$2,080,571	574,654	$7,328,680
Series II shares
Sold	95,118	$967,706	449,188	$5,942,661
Distributions reinvested	31,184	311,525	340,985	3,948,497
Repurchased	(341,561)	(3,458,878)	(551,466)	(7,025,813)
Net increase (decrease)	(215,259)	($2,179,647)	238,707	$2,865,345
Series NAV shares
Sold	216,065	$2,211,603	1,194,067	$16,132,416
Distributions reinvested	327,642	3,269,870	3,443,188	39,731,282
Repurchased	(2,982,460)	(30,363,358)	(1,943,359)	(25,098,916)
Net increase (decrease)	(2,438,753)	($24,881,885)	2,693,896	$30,764,782
Net increase (decrease)	(2,449,836)	($24,980,961)	3,507,257	$40,958,807

Mutual Shares	Six months ended 6-30-08[1]		Year ended 12-31-07[2]
	Shares	Amount	Shares	Amount
Series I shares
Sold	469,884	$5,134,323	—	—
Repurchased	(10,906)	(119,717)	—	—
Net increase (decrease)	458,978	$5,014,606	—	—
Series NAV shares
Sold	13,168,802	$145,048,130	32,172,669	$394,870,721
Repurchased	(293,538)	(3,115,051)	(419,217)	(4,997,068)
Net increase (decrease)	12,875,264	$141,933,079	31,753,452	$389,873,653
Net increase (decrease)	13,334,242	$146,947,685	31,753,452	$389,873,653

1	Series I shares began operation on 1-1-08.

2	Period from 5-1-07 (commencement of operations) to 12-31-07.

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Natural Resources	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	206,553	$5,951,996	385,862	$13,534,850
Distributions reinvested	35,919	1,040,216	421,236	12,098,406
Repurchased	(228,914)	(6,694,578)	(189,773)	(6,660,233)
Net increase (decrease)	13,558	$297,634	617,325	$18,973,023
Series II shares
Sold	1,670,037	$49,592,259	1,726,373	$60,615,726
Distributions reinvested	303,195	8,692,590	3,819,377	109,113,279
Repurchased	(1,425,869)	(39,795,555)	(2,468,386)	(83,568,345)
Net increase (decrease)	547,363	$18,489,294	3,077,364	$86,160,660
Series NAV shares
Sold	1,108,949	$30,534,640	5,229,497	$171,043,525
Distributions reinvested	557,303	16,028,047	10,988,451	317,591,784
Repurchased	(11,740,899)	(328,784,326)	(14,059,249)	(486,626,931)
Net increase (decrease)	(10,074,647)	($282,221,639)	2,158,699	$2,008,378
Net increase (decrease)	(9,513,726)	($263,434,711)	5,853,388	$107,142,061

Optimized All Cap	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	153,143	$2,216,799	206,026	$3,633,638
Distributions reinvested	5,328	75,504	2,692,359	42,152,828
Repurchased	(1,593,240)	(22,684,134)	(2,610,842)	(45,673,602)
Net increase (decrease)	(1,434,769)	($20,391,831)	287,543	$112,864
Series II shares
Sold	77,882	$1,087,933	9,999,652	$178,061,993
Distributions reinvested	2,556	36,148	994,457	15,131,905
Repurchased	(1,072,745)	(15,189,392)	(2,726,073)	(48,893,833)
Net increase (decrease)	(992,307)	($14,065,311)	8,268,036	$144,300,065
Series NAV shares
Sold	110,204	$1,633,827	31,669	$559,652
Issued in reorganization (Note 9)	118,281,586	1,718,113,023	—	—
Distributions reinvested	16	231	7,018	108,944
Repurchased	(2,412,556)	(35,016,854)	(5,013)	(89,672)
Net increase (decrease)	115,979,250	$1,684,730,227	33,674	$578,924
Net increase (decrease)	113,552,174	$1,650,273,085	8,589,253	$144,991,853

Optimized Value	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	13,993	$167,649	61,733	$902,949
Distributions reinvested	64	751	9,305	127,215
Repurchased	(56,180)	(661,211)	(32,600)	(465,806)
Net increase (decrease)	(42,123)	($492,811)	38,438	$564,358
Series II shares
Sold	19,226	$222,114	2,249,299	$33,537,902
Distributions reinvested	2,412	28,414	127,604	1,667,236
Repurchased	(281,707)	(3,340,210)	(583,309)	(8,492,420)
Net increase (decrease)	(260,069)	($3,089,682)	1,793,594	$26,712,718
Series NAV shares
Sold	5,036,684	$58,762,911	23,731,208	$346,723,166
Distributions reinvested	112,735	1,322,387	5,937,690	80,021,544
Repurchased	(404,860)	(4,902,432)	(511,231)	(7,519,335)
Net increase (decrease)	4,744,559	$55,182,866	29,157,667	$419,225,375
Net increase (decrease)	4,442,367	$51,600,373	30,989,699	$446,502,451

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Overseas Equity	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	106,822	$1,369,328	196,292	$2,957,464
Distributions reinvested	23,185	292,362	52,464	728,691
Repurchased	(43,297)	(559,835)	(97,220)	(1,447,095)
Net increase (decrease)	86,710	$1,101,855	151,536	$2,239,060
Series II shares
Sold	101,041	$1,304,793	190,134	$2,867,719
Distributions reinvested	27,836	349,065	74,876	1,038,970
Repurchased	(139,765)	(1,760,692)	(254,371)	(3,829,858)
Net increase (decrease)	(10,888)	($106,834)	10,639	$76,831
Series NAV shares
Sold	1,050,482	$13,295,370	3,358,802	$49,483,446
Distributions reinvested	2,267,282	28,318,349	5,756,582	79,373,681
Repurchased	(1,183,263)	(15,077,090)	(3,070,009)	(45,881,961)
Net increase (decrease)	2,134,501	$26,536,629	6,045,375	$82,975,166
Net increase (decrease)	2,210,323	$27,531,650	6,207,550	$85,291,057

Pacific Rim	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	809,544	$8,066,080	1,201,827	$16,200,213
Distributions reinvested	234,578	2,242,567	3,001,158	32,583,919
Repurchased	(1,560,080)	(15,147,946)	(2,835,478)	(36,746,340)
Net increase (decrease)	(515,958)	($4,839,299)	1,367,507	$12,037,792
Series II shares
Sold	535,660	$5,277,775	1,316,720	$17,370,065
Distributions reinvested	85,971	819,305	1,142,991	12,357,424
Repurchased	(1,275,379)	(12,521,887)	(1,594,083)	(20,695,600)
Net increase (decrease)	(653,748)	($6,424,807)	865,628	$9,031,889
Series NAV shares
Sold	332,985	$3,315,606	324,587	$4,312,509
Distributions reinvested	22,484	216,298	227,972	2,482,479
Repurchased	(115,894)	(1,130,626)	(285,833)	(3,770,623)
Net increase (decrease)	239,575	$2,401,278	266,726	$3,024,365
Net increase (decrease)	(930,131)	($8,862,828)	2,499,861	$24,094,046

Real Estate Equity	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	5,047,207	$55,797,695	2,745,639	$38,283,964
Distributions reinvested	185,969	2,019,620	3,612,103	42,087,750
Repurchased	(2,137,281)	(22,168,602)	(3,124,799)	(51,505,847)
Net increase (decrease)	3,095,895	$35,648,713	3,232,943	$28,865,867

Real Estate Securities	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	264,821	$3,517,379	444,799	$9,239,251
Distributions reinvested	352,004	4,488,052	8,147,427	135,228,882
Repurchased	(2,289,592)	(27,895,896)	(4,783,357)	(97,340,877)
Net increase (decrease)	(1,672,767)	($19,890,465)	3,808,869	$47,127,256
Series II shares
Sold	656,222	$8,544,948	2,236,550	$45,637,654
Distributions reinvested	224,474	2,862,048	4,869,313	79,788,100
Repurchased	(1,551,997)	(18,855,998)	(3,350,289)	(66,430,348)
Net increase (decrease)	(671,301)	($7,449,002)	3,755,574	$58,995,406
Series NAV shares
Sold	552,256	$7,073,160	722,820	$13,617,580
Distributions reinvested	596,328	7,567,405	12,481,596	203,376,955
Repurchased	(2,581,850)	(32,059,001)	(4,610,566)	(90,330,070)
Net increase (decrease)	(1,433,266)	($17,418,436)	8,593,850	$126,664,465
Net increase (decrease)	(3,777,334)	($44,757,903)	16,158,293	$232,787,127

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Science & Technology	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	375,748	$5,295,073	1,518,437	$21,817,581
Repurchased	(2,877,635)	(38,152,607)	(6,718,415)	(90,178,644)
Net increase (decrease)	(2,501,887)	($32,857,534)	(5,199,978)	($68,361,063)
Series II shares
Sold	319,599	$4,398,462	1,526,878	$21,767,417
Repurchased	(979,672)	(13,007,616)	(1,686,296)	(22,344,396)
Net increase (decrease)	(660,073)	($8,609,154)	(159,418)	($576,979)
Series NAV shares
Sold	198,358	$2,719,713	304,638	$4,409,915
Repurchased	(92,111)	(1,251,329)	(93,289)	(1,359,367)
Net increase (decrease)	106,247	$1,468,384	211,349	$3,050,548
Net increase (decrease)	(3,055,713)	($39,998,304)	(5,148,047)	($65,887,494)

Small Cap	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	65,047	$646,231	126,729	$1,852,573
Distributions reinvested	1,103	11,194	7,571	88,630
Repurchased	(7,964)	(82,587)	(176,266)	(2,515,446)
Net increase (decrease)	58,186	$574,838	(41,966)	($574,243)
Series II shares
Sold	5,560	$55,859	60,194	$846,706
Distributions reinvested	1,420	14,326	18,660	218,539
Repurchased	(16,732)	(168,512)	(66,859)	(964,889)
Net increase (decrease)	(9,752)	($98,327)	11,995	$100,356
Series NAV shares
Sold	111,949	$1,147,002	3,591,427	$51,442,405
Distributions reinvested	165,006	1,676,465	2,511,696	29,751,446
Repurchased	(5,658,177)	(57,143,506)	(9,138,965)	(132,822,595)
Net increase (decrease)	(5,381,222)	($54,320,039)	(3,035,842)	($51,628,744)
Net increase (decrease)	(5,332,788)	($53,843,528)	(3,065,813)	($52,102,631)

Small Cap Growth	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	604,484	$5,673,286	628,620	$7,092,684
Distributions reinvested	32,807	296,246	567,696	5,804,623
Repurchased	(315,336)	(2,924,981)	(463,598)	(5,177,637)
Net increase (decrease)	321,955	$3,044,551	732,718	$7,719,670
Series II shares
Sold	656,875	$6,061,192	1,560,451	$17,720,735
Distributions reinvested	44,611	399,717	823,273	8,362,140
Repurchased	(646,886)	(5,930,510)	(1,226,969)	(13,321,651)
Net increase (decrease)	54,600	$530,399	1,156,755	$12,761,224
Series NAV shares
Sold	270,844	$2,523,042	1,274,327	$13,926,648
Distributions reinvested	261,666	2,365,461	5,272,222	53,954,796
Repurchased	(1,833,403)	(17,000,955)	(3,746,044)	(41,723,090)
Net increase (decrease)	(1,300,893)	($12,112,452)	2,800,505	$26,158,354
Net increase (decrease)	(924,338)	($8,537,502)	4,689,978	$46,639,248

Small Cap Intrinsic Value	Six months ended 6-30-08[1]		Year ended 12-31-07[2]
	Shares	Amount	Shares	Amount
Series I shares
Sold	980	$10,000	—	—
Distributions reinvested	18	186	—	—
Net increase (decrease)	998	$10,186	—	—
Series NAV shares
Sold	98,510	$1,013,986	13,265,100	$165,806,665
Distributions reinvested	213,330	2,165,298	254,873	2,882,615
Repurchased	(5,674,982)	(59,016,084)	(210,369)	(2,687,410)
Net increase (decrease)	(5,363,142)	($55,836,800)	13,309,604	$166,001,870
Net increase (decrease)	(5,362,144)	($55,826,614)	13,309,604	$166,001,870

1	Series I shares began operations on 1-28-08.

2	Period from 5-1-07 (commencement of operations) to 12-31-07.

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Small Cap Opportunities	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	33,768	$624,780	187,661	$4,405,506
Distributions reinvested	121,328	2,238,498	319,347	6,993,070
Repurchased	(496,302)	(9,355,099)	(1,464,480)	(35,204,548)
Net increase (decrease)	(341,206)	($6,491,821)	(957,472)	($23,805,972)
Series II shares
Sold	37,399	$677,402	139,557	$3,155,465
Distributions reinvested	89,588	1,644,841	224,730	4,892,088
Repurchased	(352,858)	(6,567,116)	(834,838)	(19,953,876)
Net increase (decrease)	(225,871)	($4,244,873)	(470,551)	($11,906,323)
Series NAV shares
Sold	27,597	$519,909	2,740,946	$63,848,999
Distributions reinvested	334,076	6,123,611	1,016,859	22,004,162
Repurchased	(4,745,860)	(87,961,830)	(3,121,338)	(72,612,405)
Net increase (decrease)	(4,384,187)	($81,318,310)	636,467	$13,240,756
Net increase (decrease)	(4,951,264)	($92,055,004)	(791,556)	($22,471,539)

Small Cap Value	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	448,400	$7,027,733	3,523,242	$67,627,194
Issued in reorganization (Note 9)	—	—	61,217	1,118,052
Distributions reinvested	47,775	740,507	1,105,026	19,322,901
Repurchased	(404,024)	(6,194,359)	(1,087,667)	(21,064,309)
Net increase (decrease)	92,151	$1,573,881	3,601,818	$67,003,838
Series II shares
Sold	312,107	$4,953,575	1,131,412	$23,208,013
Issued in reorganization (Note 9)	—	—	282,304	5,134,066
Distributions reinvested	25,907	400,265	818,239	14,656,127
Repurchased	(510,093)	(7,841,446)	(1,353,516)	(26,443,981)
Net increase (decrease)	(172,079)	($2,487,606)	878,439	$16,554,225
Series NAV shares
Sold	384,089	$5,979,771	1,068,337	$21,944,618
Issued in reorganization (Note 9)	—	—	17,218	314,156
Distributions reinvested	93,359	1,445,191	2,960,058	53,215,409
Repurchased	(1,938,890)	(29,947,261)	(2,890,251)	(56,942,837)
Net increase (decrease)	(1,461,442)	($22,522,299)	1,155,362	$18,531,346
Net increase (decrease)	(1,541,370)	($23,436,024)	5,635,619	$102,089,409

Small Company	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	22,403	$235,148	114,151	$1,707,472
Distributions reinvested	352	3,684	51,431	614,358
Repurchased	(17,083)	(182,660)	(122,055)	(1,844,199)
Net increase (decrease)	5,672	$56,172	43,527	$477,631
Series II shares
Sold	58,741	$630,960	12,704	$169,307
Distributions reinvested	441	4,573	73,814	878,899
Repurchased	(123,407)	(1,294,613)	(254,329)	(3,701,462)
Net increase (decrease)	(64,225)	($659,080)	(167,811)	($2,653,256)
Series NAV shares
Sold	276,920	$2,825,604	707,955	$9,982,956
Distributions reinvested	3,838	40,263	569,266	6,831,879
Repurchased	(467,668)	(5,037,974)	(1,741,364)	(26,509,807)
Net increase (decrease)	(186,910)	($2,172,107)	(464,143)	($9,694,972)
Net increase (decrease)	(245,463)	($2,775,015)	(588,427)	($11,870,597)

Small Company Growth	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	794,241	$10,990,486	9,445,853	$155,202,374
Distributions reinvested	292,099	4,080,626	705,712	11,110,267
Repurchased	(4,145,372)	(59,392,716)	(256,484)	(4,299,568)
Net increase (decrease)	(3,059,032)	($44,321,604)	9,895,081	$162,013,073

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Small Company Value	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	255,728	$4,623,900	190,705	$4,093,138
Distributions reinvested	195,978	3,494,279	1,922,384	37,708,874
Repurchased	(1,723,660)	(30,493,781)	(3,691,446)	(78,604,382)
Net increase (decrease)	(1,271,954)	($22,375,602)	(1,578,357)	($36,802,370)
Series II shares
Sold	213,474	$3,886,106	208,237	$4,260,685
Distributions reinvested	140,505	2,485,541	1,355,123	26,369,960
Repurchased	(1,180,973)	(20,615,145)	(2,531,567)	(54,066,796)
Net increase (decrease)	(826,994)	($14,243,498)	(968,207)	($23,436,151)
Series NAV shares
Sold	6,344,778	$117,593,716	3,576,237	$75,625,410
Distributions reinvested	296,537	5,278,353	2,349,941	45,368,306
Repurchased	(1,759,997)	(31,015,117)	(474,959)	(10,375,140)
Net increase (decrease)	4,881,318	$91,856,952	5,451,219	$110,618,576
Net increase (decrease)	2,782,370	$55,237,852	2,904,655	$50,380,055

U.S. Core	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	53,669	$935,568	37,622	$762,827
Distributions reinvested	437,838	7,736,600	4,422,222	88,018,367
Repurchased	(4,460,636)	(79,484,775)	(10,722,347)	(232,552,126)
Net increase (decrease)	(3,969,129)	($70,812,607)	(6,262,503)	($143,770,932)
Series II shares
Sold	25,138	$444,695	46,630	$986,376
Distributions reinvested	42,989	756,168	426,580	8,444,715
Repurchased	(406,905)	(7,243,357)	(1,005,151)	(21,689,315)
Net increase (decrease)	(338,778)	($6,042,494)	(531,941)	($12,258,224)
Series NAV shares
Sold	20,926	$371,739	68,833	$1,471,500
Distributions reinvested	1,510	26,693	13,850	273,543
Repurchased	(24,565)	(447,152)	(19,969)	(430,908)
Net increase (decrease)	(2,129)	($48,720)	62,714	$1,314,135
Net increase (decrease)	(4,310,036)	($76,903,821)	(6,731,730)	($154,715,021)

U.S. Large Cap	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	26,908	$399,821	254,350	$4,207,728
Distributions reinvested	44,220	654,018	271,870	4,387,108
Repurchased	(2,509,448)	(37,238,158)	(6,056,902)	(102,161,285)
Net increase (decrease)	(2,438,320)	($36,184,319)	(5,530,682)	($93,566,449)
Series II shares
Sold	70,865	$1,027,269	201,692	$3,305,580
Distributions reinvested	9,668	142,600	48,120	774,390
Repurchased	(561,926)	(8,356,772)	(1,669,518)	(28,355,910)
Net increase (decrease)	(481,393)	($7,186,903)	(1,419,706)	($24,275,940)
Series NAV shares
Sold	3,705,779	$54,100,249	7,568,530	$126,773,878
Distributions reinvested	77,576	1,145,015	366,507	5,889,697
Repurchased	(1,010,589)	(15,449,845)	(433,918)	(7,312,703)
Net increase (decrease)	2,772,766	$39,795,419	7,501,119	$125,350,872
Net increase (decrease)	(146,947)	($3,575,803)	550,731	$7,508,483

U.S. Multi Sector	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	8,761,982	$106,489,102	27,167,224	$385,840,797
Distributions reinvested	406,066	4,990,554	8,208,555	111,036,240
Repurchased	(56,184,316)	(697,451,136)	(8,715,578)	(124,512,686)
Net increase (decrease)	(47,016,268)	($585,971,480)	26,660,201	$372,364,351

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Utilities	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,045,417	$14,349,364	3,435,605	$53,930,680
Distributions reinvested	492,149	6,407,785	3,038,809	43,726,755
Repurchased	(1,569,744)	(20,764,699)	(2,467,977)	(37,862,535)
Net increase (decrease)	(32,178)	($7,550)	4,006,437	$59,794,900
Series II shares
Sold	955,527	$12,876,987	983,228	$15,558,464
Distributions reinvested	192,606	2,488,469	1,255,326	17,960,563
Repurchased	(1,389,846)	(18,241,332)	(1,595,401)	(24,415,926)
Net increase (decrease)	(241,713)	($2,875,876)	643,153	$9,103,101
Series NAV shares
Sold	1,345,574	$18,101,483	1,300,131	$20,821,557
Distributions reinvested	44,703	581,582	317,818	4,528,770
Repurchased	(1,121,588)	(14,790,914)	(317,455)	(5,087,641)
Net increase (decrease)	268,689	$3,892,151	1,300,494	$20,262,686
Net increase (decrease)	(5,202)	$1,008,725	5,950,084	$89,160,687

Value	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	79,516	$1,285,188	643,014	$14,549,690
Distributions reinvested	442,448	6,924,314	4,814,655	88,843,708
Repurchased	(1,746,635)	(27,731,872)	(2,522,172)	(55,697,513)
Net increase (decrease)	(1,224,671)	($19,522,370)	2,935,497	$47,695,885
Series II shares
Sold	157,208	$2,507,180	550,646	$12,269,133
Distributions reinvested	88,704	1,382,008	973,375	17,865,253
Repurchased	(551,156)	(8,755,777)	(888,830)	(19,694,472)
Net increase (decrease)	(305,244)	($4,866,589)	635,191	$10,439,914
Series NAV shares
Sold	220,314	$3,537,857	375,591	$8,342,436
Distributions reinvested	22,537	352,477	159,645	2,870,755
Repurchased	(41,801)	(668,765)	(96,213)	(2,060,438)
Net increase (decrease)	201,050	$3,221,569	439,023	$9,152,753
Net increase (decrease)	(1,328,865)	($21,167,390)	4,009,711	$67,288,552

Value & Restructuring	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	8,605,184	$137,952,881	6,333,151	$102,431,054
Distributions reinvested	29,290	456,638	964,435	15,275,405
Repurchased	(872,858)	(14,016,116)	(2,042,107)	(34,416,413)
Net increase (decrease)	7,761,616	$124,393,403	5,255,479	$83,290,046

Vista	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	54,418	$828,501	705,952	$11,684,989
Distributions reinvested	236,462	3,565,846	870,359	15,292,216
Repurchased	(3,793,489)	(58,764,753)	(1,078,018)	(18,584,990)
Net increase (decrease)	(3,502,609)	($54,370,406)	498,293	$8,392,215

7.  PURCHASES AND SALES OF SECURITIES The following summarizes the securities transactions (excluding for short-term investments) for the Portfolios for the period ended June 30, 2008:

PORTFOLIO	PURCHASES	SALES
All Cap Core	$1,154,633,113	$1,076,249,018
All Cap Growth	224,101,825	241,132,887
All Cap Value	35,945,642	51,822,638
American Asset Allocation	357,137,847	525,988
American High-Income Bond	9,432,535	3,134,529
American Blue Chip Income and Growth	22,188,697	19,882,019
American Bond	44,899,738	77,682,512
American Fundamental Holding	401,174,119	24,718
American Global Diversification	472,563,809	5,109
American Global Growth	61,982,264	4,677,013
American Global Small Capitalization	26,071,695	8,231,064
American Growth	247,821,196	126,328,795
American Growth-Income	$135,206,421	$77,453,176
American International	191,045,782	82,823,558
American New World	32,781,683	20,966,606
Blue Chip Growth	927,411,552	764,528,529
Capital Appreciation	763,746,917	569,262,972
Capital Appreciation Value	6,608,021	248,125
Classic Value	9,857,743	16,735,214
Core Allocation Plus	35,589,917	11,868,478
Core Equity	201,557,574	133,900,098
Disciplined Diversification	43,930,190	22,590
Emerging Growth	4,220,366	9,746,299
Emerging Markets Value	118,848,196	24,641,351

John Hancock Trust
Notes to Financial Statements (Unaudited)

PURCHASES AND SALES OF SECURITIES, CONTINUED

PORTFOLIO	PURCHASES	SALES
Emerging Small Company	$96,404,135	$123,195,241
Equity-Income	323,742,103	330,808,199
Financial Services	8,342,949	4,577,946
Franklin Templeton Founding Allocation	400,484,019	24,834,710
Fundamental Value	644,627,006	127,716,446
Global	125,654,139	40,089,826
Global Allocation	92,723,599	105,662,351
Global Real Estate	384,183,555	167,211,904
Growth Equity	550,522,403	47,558,502
Health Sciences	50,470,462	62,871,275
Income & Value	95,332,147	137,809,954
International Core	472,598,119	780,910,058
International Opportunities	544,347,887	422,741,348
International Small Cap	45,768,521	153,115,013
International Small Company	201,168,785	10,589,348
International Value	153,115,666	148,003,346
Large Cap	193,167,828	204,708,941
Large Cap Value	350,909,330	190,286,378
Managed	323,580,488	346,763,981
Mid Cap Intersection	106,668,070	176,272,768
Mid Cap Stock	753,457,938	788,002,942
Mid Cap Value	28,067,417	125,707,056
Mid Cap Value Equity	23,717,692	88,746,057
Mid Value	44,499,171	66,913,967
Mutual Shares	$186,662,802	$51,562,637
Natural Resources	115,887,464	385,334,629
Optimized All Cap	2,194,820,324	590,747,339
Optimized Value	707,779,166	641,990,519
Overseas Equity	213,382,725	219,502,024
Pacific Rim	55,027,776	64,398,298
Real Estate Equity	89,990,245	51,369,894
Real Estate Securities	207,101,972	246,271,426
Science & Technology	240,532,837	272,997,676
Small Cap	51,754,741	104,053,933
Small Cap Growth	249,062,127	257,551,722
Small Cap Intrinsic Value	35,335,822	88,341,945
Small Cap Opportunities	108,444,549	237,444,544
Small Cap Value	72,428,216	102,992,193
Small Company	29,671,958	32,517,342
Small Company Growth	41,298,994	86,296,544
Small Company Value	136,430,167	94,645,112
U.S. Core	182,297,915	268,767,628
U.S. Large Cap	204,095,134	209,835,876
U.S. Multi Sector	663,216,229	1,206,373,076
Utilities	95,196,553	97,587,538
Value	67,539,439	106,201,574
Value & Restructuring	129,267,599	38,786,410
Vista	119,127,496	180,305,688

For Franklin Templeton Founding Allocation, the purchases and sales of affiliated underlying funds during the period ended June 30, 2008, were $1,210,605,377 and $15,161,420, respectively.

The following summarizes the U.S. Government securities transactions (excluding for short-term investments) for all Portfolios for the period ended June 30, 2008:

PORTFOLIO	PURCHASES	SALES
Core Allocation Plus	$3,877,713	$3,167,306
Disciplined Diversification	14,978,632	—
Global Allocation	73,985,894	70,902,544
Income & Value	65,346,971	62,191,960
Managed	528,788,503	544,158,635
Mutual Shares	9,004,488	3,000,000

8.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS The Franklin Templeton Founding Allocation invests primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investment may represent a significant portion of each underlying fund’s net assets. A summary of the Absolute Return Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2008, is set forth below:

PORTFOLIO	AFFILIATE SERIES NAV	PERCENT OF UNDERLYING FUNDS’ NET ASSETS
Franklin Templeton Founding Allocation
	Global	61.00%
	Income	100.01%
	Mutual Shares	98.98%

John Hancock Trust
Notes to Financial Statements (Unaudited)

9.  FUND MERGERS On April 14, 2008, the shareholders of Dynamic Growth Trust voted to approve an Agreement and Plan of Reorganization (the Agreement) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Dynamic Growth Trust (the Transferor Portfolio) in exchange for a representative amount of shares of the Mid Cap Stock Trust (the Acquiring Portfolio); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Transferor Portfolio or its shareholders. The expenses of the reorganization were borne by the Transferor Portfolio and the Acquiring Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 25, 2008.

ACQUIRING PORTFOLIO	TRANSFEROR PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE TRANSFEROR PORTFOLIO	APPRECIATION OF TRANSFEROR PORTFOLIO’S INVESTMENTS	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Mid Cap Stock	Dynamic Growth	$88,639,148	$705,866	6,309,117	$1,086,781,249	$1,175,420,397

See Note 6 for capital shares issued in connection with the above referenced reorganizations.

On April 14, 2008, the shareholders of Growth & Income Trust voted to approve an Agreement and Plan of Reorganization (the Agreement) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Growth & Income Trust (the Transferor Portfolio) in exchange for a representative amount of shares of the Optimized All Cap Trust (the Acquiring Portfolio); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Transferor Portfolio or its shareholders. The expenses of the reorganization were borne by the Transferor Portfolio and the Acquiring Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on April 25, 2008.

ACQUIRING PORTFOLIO	TRANSFEROR PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE TRANSFEROR PORTFOLIO	APPRECIATION OF TRANSFEROR PORTFOLIO’S INVESTMENTS	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Optimized All Cap	Growth & Income	$1,718,113,023	$53,862,692	118,281,586	$354,488,715	$2,072,601,738

See Note 6 for capital shares issued in connection with the above referenced reorganizations.

On April 14, 2008, the shareholders of the U.S. Global Leaders Growth Trust voted to approve an Agreement and Plan of Reorganization (the Agreement) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the U.S. Global Leaders Growth Trust (the Transferor Portfolio) in exchange for a representative amount of shares of the Blue Chip Growth Trust (the Acquiring Portfolio); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization does not qualify as a tax-free reorganization for federal income tax purposes and will be treated as a taxable transaction. The Acquiring Portfolio will not recognize gain or loss upon the receipt of the assets of the Transferor Portfolio. The expenses of the reorganization were borne by the Transferor Portfolio and the Acquiring Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on April 25, 2008.

ACQUIRING PORTFOLIO	TRANSFEROR PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE TRANSFEROR PORTFOLIO	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Blue Chip Growth	U.S. Global Leaders Growth	$48,672,156	2,444,510	$3,371,331,898	$3,420,004,054

See Note 6 for capital shares issued in connection with the above referenced reorganizations.

On April 12, 2007, the shareholders of the Strategic Opportunities Trust voted to approve an Agreement and Plan of Reorganization (the Agreement) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Strategic Opportunities Trust (the Transferor Portfolio) in exchange for a representative amount of shares of the Large Cap Trust (the Acquiring Portfolio); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Transferor Portfolio or its shareholders. The expenses of the reorganization were borne by the Transferor Portfolio and the Acquiring Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on April 27, 2007.

ACQUIRING PORTFOLIO	TRANSFEROR PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE TRANSFEROR PORTFOLIO	APPRECIATION OF TRANSFEROR PORTFOLIO’S INVESTMENTS	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Large Cap	Strategic Opportunities	$413,254,269	$25,931,657	25,781,699	$240,846,717	$654,100,986

See Note 6 for capital shares issued in connection with above referenced reorganizations.

On September 26, 2007, the shareholders of the Special Value Trust voted to approve an Agreement and Plan of Reorganization (the Agreement) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Special Value Trust (the Transferor Portfolio) in exchange for a representative amount of shares of the Small Cap Value Trust (the Acquiring Portfolio); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Transferor Portfolio or its shareholders. The expenses of the reorganization were borne by the Transferor Portfolio and the Acquiring Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on November 9, 2007.

John Hancock Trust
Notes to Financial Statements (Unaudited)

FUND MERGERS, CONTINUED

ACQUIRING PORTFOLIO	TRANSFEROR PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE TRANSFEROR PORTFOLIO	APPRECIATION OF TRANSFEROR PORTFOLIO’S INVESTMENTS	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Small Cap Value	Special Value	$6,566,274	$745,010	360,739	$434,075,923	$440,642,197

See Note 6 for capital shares issued in connection with above referenced reorganizations.

10.  SUBSEQUENT EVENT On July 30, 2008, the John Hancock Trust Mid Cap Value Portfolio received $758,852 in proceeds from a class action settlement involving CMS Energy Corp.

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Trust (the “Trust”) discussed in this semi annual report except those noted below.

The Advisory Agreement and Subadvisory Agreements for the following portfolios were not being considered for renewal at this time since each of these portfolios commenced operations on or after November 1, 2007.

1.	Dimensional Fund Advisers A. Disciplined Diversification Trust

2.	Rainier Investment Management Inc A. Growth Equity Trust

3.	T. Rowe Price Associates, Inc. A. Capital Appreciation Value Trust

4.	Wellington Management Company A. Core Allocation Plus Trust

5.	MFC Global Investment Management (U.S.A.) Limited Deutsche Investment Management Americas, Inc. A. American Fundamental Holdings Trust B. American Global Diversification Trust

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on May 30, 2008, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b)  considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c)  considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2)–reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are: each Lifestyle Trust, each Lifecycle Trust, American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Trust, American New World Trust, Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Bond Index Trust B, Absolute Return Trust, Index Allocation Trust, Franklin Templeton Founding Allocation Trust, American Fundamental Holdings Trust, American Global Diversification Trust and American Diversified Growth & Income Trust.) The Board also noted that the Adviser is also currently waiving additional fees and/or reimbursing expenses with respect to certain of the Funds.

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the pension and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies that use the Trust as their underlying investment vehicle in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(b)  reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c)  considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(d)  considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds;

(e)  noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(f)  considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Advisor and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5)–reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Trust, the Absolute Return Trust, the Index Allocation Trust, the Franklin Templeton Founding Allocation Trust, the American Fundamental Holdings Trust and the American Global Diversification Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 30, 2008, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1)	information relating to each subadviser’s business, which may include information such as: business performance, assets under management and personnel;

(2)	the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadviser fees generally are competitive within the range of industry norm and, with respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser;

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow;

(5)	The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (6) below for information relating to the business arrangement between the Trust’s Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). See (7) below for information relating to the business arrangement between the parent company of the Trust’s Adviser (the “Adviser’s Parent”) and the parent company of Independence Investments LLC. See (8) below for information relating to the business arrangement between the Adviser and Pzena Investment Management, LLC. See (9) below for information relating to the business arrangement between the Adviser and Western Asset Management Company. See (10) below for information relating to

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

the business arrangement between the Adviser and Dimensional Fund Advisors; and

(6)	As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (up to $25 million in the aggregate for all portfolios subadvised by GMO (the “GMO Funds”)) if the subadvisory agreement with respect to the GMO Funds is terminated within a five year period from the date of its effectiveness.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of the GMO Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the GMO Funds or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the GMO Funds or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to each of the GMO Funds, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

(7)	Independence Investments LLC (“New Independence”), a subsidiary of Convergent Capital Management LLC (“Convergent”), is the subadviser to the Growth & Income Trust and Small Cap Trust (the “Independence Funds”). New Independence replaced Independence Investment LLC (“Old Independence”), a subsidiary of Manulife Financial Corporation (“MFC”), as subadviser to the Funds on May 31, 2006. New Independence is the successor to substantially all of the business operations of Old Independence and assumed substantially all the assets and certain of the liabilities of Old Independence pursuant to an agreement between Old Independence, New Independence, the parent of Convergent and a subsidiary of MFC.

In consideration for the transfer of assets and liabilities of Old Independence to New Independence as described above, Convergent paid MFC a specified amount at closing. MFC will also receive additional consideration on certain anniversary dates of the closing to the extent the revenue received by New Independence from the management of proprietary accounts of MFC and its affiliates or accounts for which MFC or its affiliates act as investment adviser, including the Independence Funds, meet certain revenue targets. Consequently, while these contingent payments are not dependent upon the approval or continuation of the subadvisory agreements with respect to the Independence Funds, the revenues earned by New Independence as a result of its subadvisory relationship with each Independence Fund would count towards the revenue target necessary for MFC to earn the contingent payments. Nothing in the arrangements between MFC and Convergent imposes any limitations upon the rights of the Adviser, the Independence Funds’ adviser, to recommend termination of the subadvisory agreements with New Independence. However, these arrangements present certain conflicts of interest because MFC, as the ultimate parent entity of the Adviser, has a financial incentive to influence the Adviser to support the continuation of the subadvisory agreements with New Independence for the periods for which contingent payments may be made to MFC. The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreement with New Independence is in the best interests of shareholders and contract owners.

(8)	The Adviser and Pzena Investment Management (“Pzena”) (the subadviser to the Classic Value Trust) have entered into an agreement regarding the new Classic Value Mega Cap Fund, a John Hancock Funds III fund, under which Pzena has agreed not to serve as investment adviser (including subadviser) to another investment company managed in a style similar to the Class Value Mega Cap Fund for a certain period of time. In the event Pzena should advise such an investment company, the agreement would entitle the Adviser to certain liquidated damages due to the fact that the Adviser and the distributor to the Classic Value Mega Cap Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund.

(9)	The Adviser has entered into an agreement with Western Asset Management Company (“WAMCO”) regarding the Floating Rate Income Fund, a series of John Hancock Funds II, in which WAMCO agrees that it will not to serve as investment adviser (including subadviser) to another investment company that is sold to retail investors and is managed in a style similar to the Floating Rate Income Fund for a period of five years and the Adviser agrees that it will develop a program for the marketing of the fund. In the event WAMCO should advise such an investment company, the agreement would entitle the Adviser to $2 million in liquidated damages due to the fact that the Adviser and the distributor to the Floating Rate Income Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, WAMCO is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $500 million on the first anniversary of the Fund’s commencement to $2 billion on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if WAMCO is terminated as subadviser to the fund, then WAMCO is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate WAMCO as subadviser to the fund for a five year period.

(10)	In the case of the Disciplined Diversification Trust, the Adviser has entered into an agreement with Dimensional Fund Advisers (“DFA”) in which DFA agrees that it will not for a period of five years serve as investment adviser (including subadviser) or distributor to another mutual fund that is sold to commission-based, broker-sold variable annuity products and that is managed in a style similar to the Disciplined Diversification Trust. (This provision does not apply to DFA’s Financial Advisor business and only applies to funds sold in John Hancock variable insurance product distribution channels.) In the event that DFA should advise such a fund, the agreement would entitle the Adviser to $1 million in liquidated damages during the first three years following commencement of fund operations and $500,000 for the following two years due to the fact that the Adviser and the distributor to the Disciplined Diversification Trust will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, DFA is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $150 million on the first anniversary of the Fund’s commencement to $450 million on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if DFA is terminated as subadviser to the fund, then DFA is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate DFA as subadviser to the fund for a five year period.

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

DFA has also agreed that if DFA or one of its affiliates advises, underwrites or distributes any commission-paid, broker-sold, open-end U.S. registered investment company offering Class A, B or C shares or any closed-end U.S. registered investment company that is classified in the Morningstar Moderate Allocation category, and that has an investment objective and policies substantially similar to those of the Fund, then the Adviser will be offered a similar opportunity to reach terms with DFA to manage and distribute a similar fund. (This provision does not apply to activities and services through DFA Financial Advisors business and in particular funds DFA advises for AIG, Genworth Financial and AEGON, and their respective subsidiaries.)

In addition, in the case of each Lifestyle Trust, the Absolute Return Trust and the Index Allocation Trust (the “Fund of Funds”), the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
All Cap Core Trust (Deutsche Asset Management, Inc.)
The Trust outperformed the benchmark index over the five-year period and underperformed over the one-, three- and ten-year periods.

The Trust outperformed the Morningstar Category Average over the five-year period and underperformed over the one-, three- and ten-year periods.

Subadvisory fees for this Trust are equal to the peer group median.

Advisory fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s more recent performance, including the subadviser’s investment style and current market conditions. The Board also took into account the Trust’s consistent overall performance record since the current subadviser began managing the Trust.

All Cap Growth Trust (AIM Capital Management, Inc.)
The Trust outperformed the benchmark index over the ten-year period and underperformed over the one-, three-, and five-year periods.

The Trust underperformed the Morningstar Category Average over the one-, three-, five-, and ten-year periods.

Subadvisory fees for this Trust are equal to the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are modestly lower than the peer group median.

The Board noted that a new portfolio manager assumed responsibility for the Trust in February 2008; therefore, the Trust’s long term performance reflects the performance of the previous portfolio manager.

The Board requested that management monitor the Trust closely due to the change in the portfolio manager.

All Cap Value Trust (Lord, Abbett & Co.)	The Trust outperformed the benchmark index over the one-, three-, and five-year periods. The Trust outperformed the Morningstar Category Average over the one-, three-, and five-year periods.
Subadvisory fees for this Trust are slightly higher than the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure. The Board also noted that while advisory fees are slightly higher than the peer group median, the Trust outperformed its peer group and index over the one-, three- and five-year periods.

Blue Chip Growth Trust (T. Rowe Price Associates, Inc.)
The Trust outperformed the benchmark index over the one- and three-year periods and underperformed over the five- and ten-year periods.

The Trust outperformed the Morningstar Category Average over the three-, five-, and ten-year periods and underperformed over the one-year period.

Subadvisory fees for this Trust are slightly lower than the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board noted that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

The Board noted that although the advisory fees s of the Trust are slightly higher than the peer group median, the overall performance of the Fund has been favorable.

Capital Appreciation Trust (Jennison Associates LLC)
The Trust outperformed the benchmark index over the three- and five-year periods and underperformed over the one-year period.

The Trust outperformed the Morningstar Category Average over the three- and five-year periods and underperformed over the one-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Advisory fees for this Trust are equal to the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.
The Board took into account management’s discussion of the Trust’s more recent performance.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
Classic Value Trust (Pzena Investment Management, LLC)	The Trust underperformed the benchmark index over the one- and three-year periods. The Trust underperformed the Morningstar Category Average over the one- and three-year periods.
Subadvisory fees for this Trust are slightly lower than the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and current market conditions.

The Board also noted the longer-term performance history of the subadviser’s comparable retail mutual fund.

Core Equity Trust (Legg Mason Funds Management, Inc.)	The Trust underperformed the benchmark index over the one- and three-year periods. The Trust underperformed the Morningstar Category Average over the one- and three-year periods.
Subadvisory fees for this Trust are slightly lower than the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and current market conditions as well as the favorable long term performance over the ten- and fifteen-year periods of a mutual fund managed in a similar style by Legg Mason.

The Board requested that management continue to closely monitor performance and, if it does not improve in the near future, to discuss with the Board proposals to remedy the underperformance.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Emerging Growth Trust (MFC Global Investment Management (U.S.), LLC)	The Trust underperformed the benchmark index over the one- and three-year periods. The Trust underperformed the Morningstar Category Average over the one- and three-year periods.
Subadvisory fees for this Trust are lower than the peer group median.

Advisory fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board noted that a new portfolio manager assumed responsibility for the Trust in April 2006. The Board noted that the Trust continues to underperform. The Board requested management to provide a specific recommendation to address the Trust’s underperformance.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
Emerging Markets Value Trust (Dimensional Fund Advisors)	See “Other Comments.”
Subadvisory fees for this Trust are modestly lower than the peer group median.

Advisory fees for this Trust are modestly lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Trust recently commenced operations on May 1, 2007 and has limited performance history. In reviewing the Trust, the Board considered this limited performance history and also took into account the favorable long term performance over the one-, three-, and five- year periods of a mutual fund managed in a similar style by Dimensional Fund Advisors.

Emerging Small Company Trust (RCM)
The Trust outperformed the benchmark index over the ten-year period and underperformed over the one-, three-, and five-year periods.

The Trust outperformed the Morningstar Category Average over the one-year period and underperformed over the three-, five-, and ten-year periods.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board noted that RCM Capital Management LLC assumed subadvisory responsibilities on April 28, 2006; therefore, the Trust’s three- and five year performance partially reflects the performance of the previous subadviser.

The Board requested that management continue to closely monitor the Trust’s performance.

Equity-Income Trust (T. Rowe Price Associates, Inc.)
The Trust outperformed the benchmark index over the one- and ten-year periods and underperformed over the three- and five-year periods.

The Trust outperformed the Morningstar Category Average over the one-, three-, five-, and ten-year periods.

Subadvisory fees for this Trust are equal to the peer group median.

Advisory fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that although the advisory fees of the Trust are modestly higher than the peer group median and the total expenses of the Trust are slightly higher than the peer group median, the overall performance of the Trust has been favorable.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board noted that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Financial Services Trust (Davis Selected Advisers, L.P.)	The Trust outperformed the benchmark index over the one-, three-, and five-year periods. The Trust outperformed the Morningstar Category Average over the one-, three-, and five-year periods.
Subadvisory fees for this Trust are modestly lower than the peer group median.

Advisory fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
Founding Allocation Trust (MFC Global Investment Management (U.S.A.) Limited	See “Other Comments.”
Subadvisory fees for this Trust are lower than the peer group median.

Advisory fees for this Trust are lower than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Trust recently commenced operations. In reviewing the Trust, the Board took into account its limited performance history.

The Board took into account management’s discussion of the Trust’s expenses.

Fundamental Value Trust (Davis Selected Advisers, L.P.)	The Trust outperformed the benchmark index over the one-, three-, and five-year periods. The Trust outperformed the Morningstar Category Average over the one-, three-, and five-year periods.
Subadvisory fees for this Trust are equal to the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that although the advisory fees and total expenses of the Trust are slightly higher than the peer group median, the overall performance of the Trust has been favorable.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Global Trust (Templeton Global Advisors Limited)
The Trust underperformed the benchmark index over the one-, three-, five-, and ten-year periods.

The Trust underperformed the Morningstar Category Average over the one-, three-, five-, and ten-year periods.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Advisory fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board noted that Templeton assumed responsibility for the Trust in December 2003; therefore, the Trust’s longer-term performance history reflects the performance of the previous subadviser.

The Board also noted that the strategy of the Trust changed in May 2007 to follow the Templeton Growth Fund which has outperformed the index and peer group average over the ten-year period.

The Board requested that this Trust be monitored closely due to recent underperformance.

Global Allocation Trust (UBS Global Asset Management)	The Trust underperformed the benchmark index over the one-, three-, and five-year periods. The Trust underperformed the Morningstar Category Average over the one-, three-, and five-year periods.
Subadvisory fees for this Trust are equal to the peer group median.

Advisory fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board noted the Trust underwent a strategy change in May 2003. The Board also noted the ten-year performance history of the comparable retail fund after which the Trust’s new strategy is modeled is strong, especially on a risk-adjusted basis.

The Board requested that this Trust be monitored closely due to its underperformance on a non-risk adjusted basis.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
Global Real Estate Trust (Deutsche Asset Management, Inc.)	The Trust underperformed the benchmark index over the one-year period. The Trust underperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are modestly higher than the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including that the Trust’s performance was generally in-line or slightly lagged the benchmark over the period. The Board also took into account management’s discussion of the Trust’s peer group, noting that such peer group was relatively small and contained many domestic funds.

The Board also noted that the Trust had only recently commenced operations and took into account the relatively limited performance history of the Trust.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure and the Trust’s peer group, which consists primarily of domestic funds.

Health Sciences Trust (T. Rowe Price Associates, Inc.)	The Trust outperformed the benchmark index over the one-, three-, and five-year periods. The Trust outperformed the Morningstar Category Average over the one-, three-, and five-year periods.
Subadvisory fees for this Trust are higher than the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.
The Board noted that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.
Income & Value Trust (Capital Guardian Trust Company)
The Trust underperformed the benchmark index over the one-, three-, five-, and ten-year periods.

The Trust underperformed the Morningstar Category Average over the one-, three-, five-, and ten-year periods.

Subadvisory fees for this Trust are equal to the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and current market conditions. The Board requested that management continue to closely monitor performance and, if it does not improve in the near future, to discuss with the Board proposals to address the underperformance.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
International Core Trust (Grantham, Mayo, Van Otterloo & Co., LLC)
The Trust underperformed the benchmark index over the one-, three-, five-, and ten-year periods.

The Trust outperformed the Morningstar Category Average over the one- and three-year periods and underperformed over the five- and ten-year periods.

Subadvisory fees for this Trust are modestly higher than the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board took into account the Trust’s improved performance over the more recent periods. The Board also noted that GMO assumed subadvisory responsibilities on August 1, 2005, and that, therefore, the Trust’s long term performance reflects the performance of the previous subadviser. In addition, the Board also noted the longer-term performance history of the subadviser’s comparably managed retail fund.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure and the relatively small size of the peer group.

International Opportunities Trust (Marsico Capital Management, LLC)	The Trust outperformed the benchmark index over the one-year period. The Trust outperformed the Morningstar Category Average over the one-year period.	Subadvisory fees for this Trust are equal to the peer group median. Advisory fees for this Trust are equal to the peer group median. Total expenses for this Trust are equal to the peer group median.
International Small Cap Trust (Templeton Investment Counsel, Inc.)
The Trust underperformed the benchmark index over the one-, three-, five-, and ten-year periods.

The Trust outperformed the Morningstar Category Average over the one-year period and underperformed over the three-, five-, and ten-year periods.
Subadvisory fees for this Trust are equal to the peer group median. Advisory fees for this Trust are equal to the peer group median. Total expenses for this Trust are equal to the peer group median.
The Board noted that a new lead portfolio manager assumed responsibility for the Trust in March 2008; therefore, the Trust’s long term performance reflects the performance of the previous portfolio manager.

International Small Company Trust (Dimensional Fund Advisors)	The Trust outperformed the benchmark index over the one-year period. The Trust outperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are equal to the peer group median.

Advisory fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Trust recently commenced operations. In reviewing the Trust, the Board took into account the favorable long term performance over the three- and five- year periods of a mutual fund managed in a similar style by Dimensional Fund Advisors.

The Board noted the small number of funds in the peer group for this Trust.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
International Value Trust (Templeton Investment Counsel, Inc.)
The Trust outperformed the benchmark index over the five-year period and underperformed over the one- and three-year periods.

The Trust outperformed the Morningstar Category Average over the one- and five-year periods and underperformed over the three year period.

Subadvisory fees for this Trust are slightly lower than the peer group median.

Advisory fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median. Subadvisory fees for this Fund are equal to the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the portfolio manager’s contrarian investment style. The Board noted that the Trust outperformed the peer group average in calendar years 2006 and 2007.

The Board took into account management’s discussion of the Trust’s expenses. The Board also noted that the Trust outperformed the peer group average in calendar years 2006 and 2007.

Large Cap Trust (UBS Global Asset Management)	The Trust underperformed the benchmark index over the one-year period. The Trust underperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are modestly lower than the peer group median.

Advisory fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account the longer- term performance history of the comparable mutual fund after which the Trust is modeled, noting that it has outperformed its peer group average over the five- and ten-year periods.

The Board requested that this Trust be monitored closely due to recent underperformance.

Large Cap Value Trust (BlackRock Investment Management, LLC)
The Trust underperformed the benchmark index over the one- year period and outperformed the index over the three-year period.

The Trust underperformed the Morningstar Category Average over the one-year period and outperformed over the three-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Advisory fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee schedule. The Board also noted that while advisory fees are modestly higher than the peer group median, the Trust outperformed its peer group and index over the three-year period.

Managed Trust (Declaration Management & Research LLC) (Grantham, Mayo, Van Otterloo & Co., LLC)
The Trust underperformed the benchmark index over the one-, three-, five-, and ten-year periods.

The Trust underperformed the Morningstar Category Average over the one-, three-, five-, and ten-year periods.

Subadvisory fees for this Trust are slightly lower than the peer group median.

Advisory fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted management’s discussion of the factors that contributed to the Trust’s performance, including the subadvisers’ investment style and current market conditions.

The Board took into account management’s discussion of the proposed plans for the Trust.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
Mid Cap Intersection Trust (Wellington Management Company, LLP)	See “Other Comments.”
Subadvisory fees for this Trust are slightly higher than the peer group median.

Advisory fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Trust recently commenced operations. In reviewing the Trust, the Board took into account the Trust’s limited performance history.

The Board noted that the Trust outperformed the peer group average during the first five months of 2008.

Mid Cap Stock Trust (Wellington Management Company, LLP)	The Trust outperformed the benchmark index over the one-, three-, and five-year periods. The Trust outperformed the Morningstar Category Average over the one-, three-, and five-year periods.	Subadvisory fees for this Trust are equal to the peer group median. Advisory fees for this Trust are equal to the peer group median. Total expenses for this Trust are equal to the peer group median.
Mid Cap Value Trust (Lord, Abbett & Co.)	The Trust underperformed the benchmark index over the one-, three-, and five-year periods. The Trust underperformed the Morningstar Category Average over the one-, three-, and five-year periods.
Subadvisory fees for this Trust are equal to the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the Trust’s performance and the portfolio manager’s contrarian investment style, which at times will not track closely to its peer group or index. The Board requested that management closely monitor the performance of this Trust.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
Mid Cap Value Equity Trust (RiverSource Investments LLC)	The Trust outperformed the benchmark index over the one-year period. The Trust outperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are equal to the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that although the advisory fees and total expenses of the Trust are slightly higher than the peer group median, the overall performance of the Trust, including the long term performance over the three- and five- year periods of a mutual fund managed in a similar style by Riversource Investments LLC, has been favorable.

The Trust recently commenced operations on April 28, 2006 and has limited performance history. In reviewing the Fund, the Board took into account this limited performance record.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Mid Value Trust (T. Rowe Price Associates, Inc.)	The Trust outperformed the benchmark index over the one-, three-, and five-year periods. The Trust outperformed the Morningstar Category Average over the one-, three-, and five-year periods.
Subadvisory fees for this Trust are modestly higher than the peer group median.

Advisory fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

The Board noted that although the advisory fees of the Trust are modestly higher than the peer group median and the total expenses of the Trust are slightly higher than the funds in the Morningstar Category peer group, the overall performance of the Trust has been favorable.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
Mutual Shares Trust (Franklin Mutual Advisers, LLC)	See “Other Comments.”
Subadvisory fees for this Trust are higher than the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Trust recently commenced operations. In reviewing the Trust, the Board took into account the Trust’s limited performance history.

The Board further noted that performance of the comparable retail fund the Trust is modeled after outperforms its benchmark index and peer group average over the three-, five- and ten-year periods.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure and also that the limited availability of this strategy resulted in higher management fees.

Natural Resources Trust (Wellington Management Company, LLP)	The Trust outperformed the benchmark index over the one- and three-year periods. The Trust outperformed the Morningstar Category Average over the one- and three-year periods.
Subadvisory fees for this Trust are slightly higher than the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure. The Board also noted that while advisory fees are slightly higher than the peer group median, the Trust outperformed its peer group and index over the one- and three-year periods.

Optimized All Cap Trust (MFC Global Investment Management (U.S.A.) Limited)
The Trust underperformed the benchmark index over the one- and three-year periods.

The Trust outperformed the Morningstar Category Average over the three-year period and underperformed over the one-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Advisory fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are modestly lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including the Trust’s performance history since inception.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
Optimized Value Trust (MFC Global Investment Management (U.S.A.) Limited)	The Trust underperformed the benchmark index over the one- and three-year periods. The Trust underperformed the Morningstar Category Average over the one- and three-year periods.
Subadvisory fees for this Trust are lower than the peer group median.

Advisory fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s quantitative investment style and the interaction of market conditions with the quantitative model.

The Board also noted the Trust’s consistent past performance history and requested that management continue to monitor the Trust’s more recent underperformance.

Overseas Equity Trust (Capital Guardian Trust Company)
The Trust outperformed the benchmark index over the one-year period and underperformed over the three-, five-, and ten-year periods.

The Trust outperformed the Morningstar Category Average over the one- and three-year periods and underperformed over the five- and ten-year periods.

Subadvisory fees for this Trust are higher than the peer group median.

Advisory fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board noted that the portfolio managers were changed in 2004 and that the investment strategy changed in 2007. The Board noted that performance has improved over the one- and three- year periods, but requested that management continue to closely monitor the Trust’s performance.

Pacific Rim Trust (MFC Global Investment Management (U.S.A.) Limited)
The Trust underperformed the benchmark index over the one-, three-, five-, and ten-year periods.

The Trust underperformed the Morningstar Category Average over the one-, three-, five-, and ten-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Advisory fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including current market conditions and the subadviser’s investment style. The Board noted management’s discussion of the Trust’s more recent improved performance versus both its index and its peers.

The Board further noted that a portfolio manager change had occurred in March 2008.

Real Estate Equity Trust (T. Rowe Price, Inc.)	The Trust outperformed the benchmark index over the one-year period. The Trust underperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are slightly lower than the peer group median.

Advisory fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board noted that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

The Trust recently commenced operations on April 28, 2006 and has limited performance history. In reviewing the Trust, the Board also took into account the favorable long term performance over the three- and five- year periods of a mutual fund managed in a similar style by T. Rowe Price, Inc.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
Real Estate Securities Trust (Deutsche Asset Management, Inc.)
The Trust outperformed the benchmark index over the one-, three-, and five-year periods and underperformed over the ten-year period.

The Trust outperformed the Morningstar Category Average over the one-, three-, and five-year periods and underperformed over the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Advisory fees for this Trust are modestly lower than the peer group median.

Total expenses for this Trust are modestly lower than the peer group median.

Science & Technology Trust (T. Rowe Price Associates, Inc. and RCM)
The Trust outperformed the benchmark index over the one-year period and underperformed over the three-, five-, and ten-year periods.

The Trust outperformed the Morningstar Category Average over the one-year period and underperformed over the three-, five-, and ten-year periods.

Subadvisory fees for this Trust are equal to the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and market conditions. In October 2006 RCM Capital Management LLC began managing half of the Trust in order to diversify the manager strategies used within the Trust. The Trust’s one year performance has improved as a result of this change.

The Board noted that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Small Cap Trust (Independence Investment LLC)	The Trust underperformed the benchmark index over the one- and three-year periods. The Trust underperformed the Morningstar Category Average over the one- and three-year periods.
Subadvisory fees for this Trust are modestly lower than the peer group median.

Advisory fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance including the subadviser’s investment style. The Board requested that management closely monitor the performance of the Trust.

The Board requested management to provide a specific recommendation to address the Trust’s underperformance.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
Small Cap Growth Trust (Wellington Management Company, LLP)
The Trust outperformed the benchmark index over the one-, three-, and five-year periods and underperformed over the ten-year period.

The Trust outperformed the Morningstar Category Average over the one-, three-, and five-year periods and underperformed over the ten-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Advisory fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure. The Board also noted that while advisory fees are modestly higher than the peer group median, the Trust outperformed its peer group and index over the one-, three- and five-year periods.

Small Cap Intrinsic Value Trust (MFC Global Investment Management (U.S.))	See “Other Comments.”
Subadvisory fees for this Trust are slightly higher than the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Trust recently commenced operations. In reviewing the Trust, the Board took into account the Trust’s limited performance history.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Small Cap Opportunities Trust (Munder Capital Management)	The Trust underperformed the benchmark index over the one- and three-year periods. The Trust underperformed the Morningstar Category Average over the one- and three-year periods.
Subadvisory fees for this Trust are modestly higher than the peer group median.

Advisory fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and current market conditions, and the steps to be taken by management to address the Trust’s underperformance.

The Board also noted the longer-term performance history of the subadviser’s comparable retail fund.

The Board took into account management’s discussion of the Trust’s expenses.

Small Cap Value Trust (Wellington Management Company, LLP)	The Trust outperformed the benchmark index over the one-, three-, and five-year periods. The Trust outperformed the Morningstar Category Average over the one-, three-, and five-year periods.
Subadvisory fees for this Trust are higher than the peer group median.

Advisory fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure. The Board also noted that while advisory fees are modestly higher than the peer group median, the Trust outperformed its peer group and index over the one-, three- and five-year periods.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
Small Company Trust (American Century Investment Management, Inc.)	The Trust underperformed the benchmark index over the one- and three-year periods. The Trust underperformed the Morningstar Category Average over the one- and three-year periods.
Subadvisory fees for this Trust are higher than the peer group median.

Advisory fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The inception date of the Trust was May 3, 2004. The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s quantitative investment style and the interaction of market conditions with the quantitative model. The Board further noted that performance of the comparable fund after which the Trust is modeled outperforms its benchmark index and peer group average since its inception in August 1998.

With respect to the Trust’s expenses, the Board noted the limited capacity of small cap funds generally and took into account management’s discussion of the advisory fee structure, which was seen as competitive with current market rates.

Small Company Growth Trust (AIM Capital Management, Inc.)
The Trust outperformed the benchmark index over the one-year period.

The Trust outperformed the Morningstar Category Average over the one-year period.

The Fund underperformed the benchmark index over the one- year period.

Subadvisory fees for this Trust are equal to the peer group median.

Advisory fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure. The Board also noted that while advisory fees are modestly higher than the peer group median, the Trust outperformed its peer group and index over the one-year period.

Small Company Value Trust (T. Rowe Price Associates, Inc.)
The Trust outperformed the benchmark index over the one- and three-year periods and underperformed over the five- and ten-year periods.

The Trust outperformed the Morningstar Category Average over the one-, three-, and five-year periods and underperformed over the ten-year period.

Subadvisory fees for this Trust are modestly higher than the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that although the advisory fees and total expenses for the Trust are slightly higher than the peer group median, the performance of the Trust has been favorable.

The Board noted that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
U.S. Core Trust (Grantham, Mayo, Van Otterloo & Co. LLC)
The Trust underperformed the benchmark index over the one-, three-, five-, and ten-year periods.

The Trust underperformed the Morningstar Category Average over the one-, three-, five-, and ten-year periods.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.
The Board took into account management’s proposed plans with respect to the Trust.
U.S. Large Cap Trust (Capital Guardian Trust Company)	The Trust underperformed the benchmark index over the one-, three-, and five-year periods. The Trust underperformed the Morningstar Category Average over the one-, three-, and five-year periods.
Subadvisory fees for this Trust are equal to the peer group median.

Advisory fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and current market conditions. The Board requested that management continue to closely monitor performance and if it does not improve in the near future to discuss with the Board proposals to address the underperformance.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

U.S. Multi Sector Trust (Grantham, Mayo, Van Otterloo & Co., LLC)	The Trust underperformed the benchmark index over the one-year period. The Trust underperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are equal to the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and current market conditions.

The Board requested that management continue to closely monitor performance.

The Board took into account management’s discussion of the Trust’s expenses.

Utilities Trust (Massachusetts Financial Services Company)	The Trust outperformed the benchmark index over the one-, three-, and five-year periods. The Trust outperformed the Morningstar Category Average over the one-, three-, and five-year periods.
Subadvisory fees for this Trust are slightly lower than the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure. The Board also noted that while advisory fees are slightly higher than the peer group median, the Trust outperformed its peer group and index over the one-, three- and five-year period.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
Value Trust (Morgan Stanley Investment Management Inc. (Van Kampen))
The Trust outperformed the benchmark index over the one-, three-, and five-year periods and underperformed over the ten-year period.

The Trust outperformed the Morningstar Category Average over the one-, three-, and five-year periods and underperformed over the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Advisory fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are modestly lower than the peer group median.
The Board noted that there was a subadviser change in May 2003 and that the performance of the Trust has been very favorable since that date.
Value & Restructuring Trust (UST Advisers, Inc.)	The Trust outperformed the benchmark index over the one-year period. The Trust outperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are slightly higher than the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses.
Vista Trust (American Century Investment Management, Inc.)	The Trust outperformed the benchmark index over the one-year period. The Trust outperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are slightly lower than the peer group median.

Advisory fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure. The Board also noted that while advisory fees are modestly higher than the peer group median, the Trust outperformed its peer group and index over the one-year period.

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

At its meeting on December 13-14, 2007, the Board, including all of the Independent Trustees, approved the following new portfolio for John Hancock Trust (the “Trust”):

Core Allocation Plus Trust (the “New Portfolio”)

This section describes the evaluation by the Board of Trustees of:

(a)  an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between John Hancock Trust (the “Trust”) and John Hancock Investment Management, LLC (the “Adviser” or “JHIMS”) to add the New Portfolios.

(b)  an amendment to the subadvisory agreement (the “Subadvisory Agreement Amendment”) between the Adviser, and Wellington Management Company, LLP (“Wellington”) to add the Core Allocation Plus Trust.

Wellington is also referred to as the “Subadviser.”

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on December 13-14, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b)  considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c)  considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolio;

(2)–reviewed the advisory fee structure for the New Portfolio and the incorporation of the subadvisory fee breakpoints (as described below under “Approval of Subadvisory Agreements” below) and concluded that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolio to benefit from economies of scale if the assets of such funds grow;

(3)–(a) reviewed the anticipated profitability of the JHIMS’s relationship with the New Portfolio in terms of the total amount of annual advisory fees it would receive with respect to the New Portfolio and whether JHIMS has the financial ability to provide a high level of services to the New Portfolio;

(b)  considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolio;

(c)  noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolio and concluded that the advisory fees to be paid by the Trust with respect to these funds are not unreasonable in light of such information; and

(d)  considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the New Portfolio and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Advisor and its affiliates’ level of profitability, if any, from their relationship with the New Portfolio was reasonable and not excessive.

(4)–(a) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the New Portfolio are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of New Portfolio. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolio, as well as the other factors considered.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on December 13-14, 2007, the Board, including all the Independent Trustees, approved the Subadvisory Agreement Amendment.

In making its determination with respect to the factors that it considers, the Board reviewed or considered:

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(1)	that the Subadviser currently provided subadvisory services to the Trust or John Hancock Funds II and has extensive experience and demonstrated skills as a manager;

(2)	the investment performance of other Trust or John Hancock Funds II funds managed by each Subadviser;

(3)	the investment performance of the Subadviser’s portfolios managed comparably to the New Portfolio and comparative performance information relating to the benchmark;

(4)	the proposed subadvisory fee for the New Portfolio and comparative fee information; and

(5)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve the Subadvisory Agreement Amendments was based on a number of determinations, including the following:

(1)	The Subadviser currently manages other funds of the Trust and John Hancock Funds II and the Board is generally satisfied with each Subadviser’s management of these funds;

(2)	The subadvisory fees are generally competitive within the range of industry norms, and are the product of arms-length negotiation between the Adviser and Subadviser;

(3)	In the case of the Portfolio, all subadvisory breakpoints are reflected as breakpoints in the advisory fees for the New Portfolio;

(4)	the performance of the comparably managed portfolios of the Subadviser as set forth in Appendix A; and

(5)	The Material Relationships consist of arrangements in which the Subadviser or its affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts, and exempt group annuity contracts sold to qualified plans, and which in no case contained elements that would cause the Board to conclude that approval of the subadvisory agreement with the Subadviser would be inappropriate.

John Hancock Trust
Appendix A

TRUST (SUBADVISER)	Comparable Fund Performance as of September 30, 2007	Estimated Fees and Expenses as of September 30, 2007	Other Comments
Core Allocation Plus Trust (Wellington Management Company, LLP)	None	Subadvisory fees for this Trust were higher than its peer group median. Advisory fees for this Trust were higher than its peer group median.	The Board noted that the Trust has not yet commenced operations. The Board further noted that Wellington manages several JHT funds and it is generally satisfied with the performance of those funds.

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

At its meeting on March 25-26, 2008, the Board, including all of the Independent Trustees, approved the following new portfolios for John Hancock Trust (the “Trust”):

1.	Disciplined Diversification Trust

2.	Growth Equity Trust

3.	Capital Appreciation Value Trust

(collectively, the Disciplined Diversification Trust, Growth Equity Trust and Capital Appreciation Value Trust are referred to as the “New Portfolios”)

This section describes the evaluation by the Board of Trustees of:

(a)	an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between John Hancock Trust (the “Trust”) and John Hancock Investment Management, LLC (the “Adviser” or “JHIMS”) to add the New Portfolios.

(b)	an amendment to the subadvisory agreement between the Adviser and Dimensional Fund Advisers (“Dimensional”) to add the Disciplined Diversification Trust (the “Dimensional Subadvisory Agreement Amendment”).

(c)	a subadvisory agreement between the Adviser and Rainer Investment Management Inc. (“Rainer”) regarding the Growth Equity Trust (the “Rainer Subadvisory Agreement”).

(e)	an amendment to the subadvisory agreement between the Adviser and T. Rowe Price Associates, Inc. (“T. Rowe Price”) to add the Capital Appreciation Value Trust (the “T. Rowe Price Subadvisory Agreement Amendment”).

Dimensional, Rainer and T. Rowe Price are collectively referred to as the “Subadvisers.”

The Dimensional Subadvisory Agreement Amendment, the Rainer Subadvisory Agreement and the T. Rowe Price Subadvisory Agreement Amendment are collectively referred to as the “Subadvisory Agreements.”

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers any other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on March 25-26, 2008, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1)–(a)  considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b)  considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c)  considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolios;

(2)–reviewed the advisory fee structure for the New Portfolios and the incorporation of the subadvisory fee breakpoints (as described below under “Approval of Subadvisory Agreements” below) and concluded that, although economies of scale cannot be measured with precision, for New Portfolios with subadvisory fee breakpoints these arrangements permit shareholders of the New Portfolios to benefit from economies of scale if the assets of such funds grow;

(3)–(a) reviewed the anticipated profitability of the JHIMS’s and its affiliates’ relationship with the New Portfolios in terms of the total amount of annual advisory fees it then would receive with respect to the New Portfolios and whether JHIMS has the financial ability to provide a high level of services to the New Portfolios;

(b)  considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolios;

(c)  noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolios and concluded that the advisory fees to be paid by the Trust with respect to these funds are not unreasonable in light of such information; and

(f)  considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the New Portfolios and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Advisor and its affiliates’ level of profitability, if any, from their relationship with the New Portfolios was reasonable and not excessive.

(4)–(a) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the New Portfolios are generally within a competitive range of those incurred by other comparable funds. In

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of New Portfolios. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolios, as well as the other factors considered.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on March 25-26, 2008, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with respect to the Subadvisory Agreements and with reference to the factors that it considers, the Board reviewed or considered:

(1)	information relating to each Subadviser’s business, including with respect to current subadvisory services to the Trust;

(2)	that each Subadviser, except Rainer, currently provides subadvisory services to the Trust or John Hancock Funds II;

(3)	that each Subadviser has extensive experience and demonstrated skills as a manager;

(4)	the investment performance of any other Trust or John Hancock Funds II funds managed by each Subadviser;

(5)	the investment performance of the Subadviser’s portfolios managed comparably to the New Portfolio and comparative performance information relating to the benchmark;

(6)	the proposed subadvisory fee for each New Portfolio and comparative fee information; and

(7)	information relating to the nature and scope of Material Relationships, if any, and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1)	Each Subadviser, except Rainer, currently manages other funds of the Trust and John Hancock Funds II and the Board is generally satisfied with the Subadviser’s management of these funds;

(2)	The subadvisory fees under the new subadvisory agreements are: (i) the product of arms-length negotiation between the Adviser and the subadviser, (ii) within industry norms, and (iv) paid by the Adviser and not by the Portfolio;

(3)	In the case of each New Portfolio all subadvisory breakpoints are reflected as breakpoints in the advisory fees for the Portfolios;

(4)	the performance of the comparably managed portfolios of the Subadviser as set forth in Appendix A; and

(5)	The Material Relationships consist of arrangements in which the Subadviser or its affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts, and exempt group annuity contracts sold to qualified plans, and which in no case contained elements that would cause the Board to conclude that approval of the subadvisory agreement with the Subadviser would be inappropriate.

John Hancock Trust
Appendix A

TRUST (SUBADVISER)	Comparable Fund Performance as of December 31, 2007	Estimated Fees and Expenses as of December 31, 2007	Other Comments
Disciplined Diversification Trust (Dimensional Fund Advisers)	Not Applicable	Subadvisory fees for this Trust were lower than its peer group median. Advisory fees for this Trust were higher than its peer group median.
The Board noted that the Trust has not yet commenced operations.

The Board further noted that the subadviser manages several other JHT funds and that it is generally satisfied with the performance of these funds.

Capital Appreciation Value Trust (T. Rowe Price Associates, Inc.)
The Capital Appreciation Fund, a fund managed by the subadviser in a style similar to the Capital Appreciation Value Trust, outperformed its peer group and benchmark over the 3-, 5-year periods but underperformed its peer group and benchmark over the 1-year period.
Subadvisory fees for this Trust were higher than its peer group median. Advisory fees for this Trust were higher than its peer group median.
The Board noted that the Trust has not yet commenced operations.

The Board further noted that the subadviser manages several other JHT funds and that it is generally satisfied with the performance of these funds.

Growth Equity Trust (Rainer Investment Management Inc.)	The Large Cap Growth Equity Fund, a fund managed by the subadviser in a style similar to the Growth Equity Trust, outperformed its peer group and benchmark over the 1-, 3-, and 5-year periods.	Subadvisory fees for this Trust were lower than its peer group median. Advisory fees for this Trust were equal to its peer group median.	The Board noted that the Trust has not yet commenced operations.

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

At its meeting on March 26, 2008, the Board, including all of the Independent Trustees, approved a change in the subadviser for the International Small Cap Trust (the “Portfolio”), a series of John Hancock Trust (the “Trust”) from Templeton Investment Counsel, LLC (the “Old Subadviser”) to Franklin Templeton Investment Corp. (the “New Subadviser”) and in connection therewith approved the subadvisory agreement (the “New Subadvisory Agreement”) between the New Subadviser and John Hancock Investment Management Services, LLC (the “Adviser”) relating to the Portfolio. Both the Old Subadviser and the New Subadviser are controlled by Franklin Resources, Inc.

This section describes the evaluation by the Board of Trustees of the New Subadvisory Agreement.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds. Furthermore, the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of the New Subadvisory Agreement

At its meeting on March 26, 2008, the Board, including all the Independent Trustees, approved the New Subadvisory Agreement.

In making its determination with respect to the New Subadvisory Agreement, and with reference to the factors that it considers, the Board reviewed or considered:

(1)	that the New Subadviser and portfolio manager have extensive experience and demonstrated skills as a manager;

(2)	that the New Subadviser is an affiliate of the Old Subadviser to the Portfolio and both are controlled by Franklin Resources, Inc.;

(3)	that the New Subadvisory Agreement is being entered into order to effect a portfolio manager change;

(4)	the investment performance of the Portfolio and other funds of the Trust or John Hancock Funds II funds managed by the Subadviser and its affiliates;

(5)	the proposed subadvisory fee for the Portfolio; and

(6)	information relating to the nature and scope of Material Relationships, if any, and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve the New Subadvisory Agreement was based on a number of determinations, including the following:

(1)	Affiliates of the New Subadviser currently manage other funds of the Trust and John Hancock Funds II and the Board is generally satisfied with its management of these funds;

(2)	The change in subadviser for the Portfolio is being effected in order to accommodate a portfolio manager change;

(3)	The New Subadviser is expected to manage the Portfolio with the same investment objective and policies under the New Subadvisory Agreement as the Old Subadviser did under its subadvisory agreement with the Adviser relating to the Portfolio (the “Old Subadvisory Agreement”), and the New Subadviser may generally be expected to provide at least the same level and quality of management services under the New Subadvisory Agreement as the Old Subadviser did under the Old Subadvisory Agreement.

(4)	The subadvisory fee under the New Subadvisory Agreement: (i) is the product of arm’s-length negotiations between the Adviser and the New Subadviser; (ii) is within industry norms; (iii) is the same as the fee under the Old Subadvisory Agreement; (iv) is paid by the Adviser and not by the Portfolio; (v) will not result in any advisory fee increase with respect to the Portfolio; and (vi) contains breakpoints which are reflected in the advisory fee for the Portfolio, thus permitting shareholders to benefit from economies of scale.

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

At its meeting on March 26, 2008, the Board, including all of the Independent Trustees, approved the subadvisory agreement (the “Subadvisory Agreement”) between Columbia Management Advisors, LLC (the “Subadviser”) and John Hancock Investment Management Services, LLC (the “Adviser”) relating to the Value & Restructuring Trust (the “Portfolio”) a series of John Hancock Trust (the “Trust”) in connection with the merger of the current subadviser to the Portfolio, UST Advisers, Inc. (“USTA”) into the Subadviser (the “Transaction”).

This section describes the evaluation by the Board of Trustees of the Subadvisory Agreement.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of the Sub-Subadvisory Agreement

At its meeting on March 26, 2008, the Board, including all the Independent Trustees, approved the Subadvisory Agreement.

In making its determination with respect to the factors that it considers, the Board reviewed or considered:

(1)	that the Subadviser has extensive experience and demonstrated skills as a manager;

(2)	that the Subadviser is an affiliate of the prior subadviser to the Portfolio, USTA;

(3)	that the subadvisory agreement between the Subadviser and the Adviser is being effected due to a corporate restructuring of the parent company of the Subadviser and USTA;

(4)	the investment performance of the Portfolio and other Trust or John Hancock Funds II funds managed by USTA;

(5)	the proposed subadvisory fee for the Portfolio; and

(6)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and the Subadviser.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadviser is expected to manage the Portfolio with the same investment objective, policies and portfolio managers under the Subadvisory Agreement as USTA did under its subadvisory agreement with the Adviser relating to the Portfolio (the “Old Subadvisory Agreement”), and the Subadviser may generally be expected to provide at least the same level and quality of management services under the Subadvisory Agreement as USTA did under the Old Subadvisory Agreement.

(2)	The Portfolio outperformed its index and peer group for the one year period ended December 31, 2007.

(3)	The subadvisory fee under the Subadvisory Agreement : (i) is the product of arms-length negotiations between the Adviser and the Subadviser; (ii) is within industry norms; (iii) is the same as the fee under the Old Subadvisory Agreement; (iv) is paid by the Adviser and not by the Portfolio; (v) will not result in any advisory fee increase with respect to the Portfolio; and (vi) contains breakpoints which are reflected in the advisory fee for the Portfolio thus permitting shareholders to benefit from economies of scale.

John Hancock Trust
Disclosure Regarding the Board’s Approval of Davis as Subadviser to the U.S. Core Trust

Considerations by the Board of Trustees

At its meeting on June 26-27, 2008, the Board, including all of the Independent Trustees, approved the following new subadvisory agreement:

a new subadvisory agreement for the U.S. Core Trust with Davis Selected Advisers, L.P. (“Davis”) due to the resignation of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) as the subadviser to the Fund.

The U.S. Core Trust referred to as the “Fund” and Davis is referred to as the “Subadviser.”

The Board, including the Independent Trustees, is responsible for selecting John Hancock Trust’s (the “Trust”) investment adviser, approving the Adviser’s selection of Trust subadvisers and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadviser to the Fund;

2.	the investment performance of the Fund and its subadviser;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund;

4.	the costs of the services to be provided and the profits to be realized by the Adviser (including any subadvisers affiliated with the Adviser) and its affiliates from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreements. With respect to its evaluation of subadvisory agreements with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust, generally, are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

In making its determination with respect to the factors that it considers, the Board reviewed:

1.	information relating to the Subadviser’s current subadvisory services to the Trust;

2.	the performance of the Fund and the performance of other funds managed by Davis with investment policies similar to those of the U.S. Core Trust and the performance of other funds managed by Davis with investment policies similar to those of the U.S. Core Trust;

3.	the subadvisory fee for the Fund, including any breakpoints; and

4.	information relating to the nature and scope of Material Relationships and their significance to the Adviser and each Subadviser.

Particular considerations of the Board in approving the new subadvisory agreement with Davis for the U.S. Core Trust at the June 26-27, 2008 Board meeting included the following:

1.	Davis has demonstrated skills as a manager, is currently the subadviser to two funds of John Hancock Trust and two funds of John Hancock Funds II and may be expected to provide a high quality of investment management services and personnel to the U.S. Core Trust;

2.	The Fundamental Value Trust, a series of John Hancock Trust, a fund managed by Davis with a broadly similar investment style to the U.S. Core Trust, has outperformed the U.S. Core Trust over the 1-, 3- and 5-year periods, and has outperformed its peer group and index over the 1-, 3-, and 5-year periods ended March 31, 2008; and

3.	The subadvisory fee with respect to the U.S. Core Trust under the new subadvisory agreement (i) is the product of arms-length negotiation between the Adviser and Davis, (ii) is within industry norms, (iii) is the same as the subadvisory fee under the prior subadvisory agreement; and (iv) is paid by the Adviser and not by the U.S. Core Trust.

John Hancock Trust
Disclosure Regarding the Board’s Approval of Invesco AIM as an Additional Subadviser to the Small Cap Opportunities Trust

Considerations by the Board of Trustees

At its meeting on June 26-27, 2008, the Board, including all of the Independent Trustees, approved the addition of Invesco AIM Management Inc. (“AIM”) as an additional subadviser to the Small Cap Opportunities Trust (the “Fund”). Munder Capital Management is the other subadviser to the Fund.

The Small Cap Opportunities Trust referred to as the “Fund” and AIM is also referred to as the “Subadviser.”

The Board, including the Independent Trustees, is responsible for selecting John Hancock Trust’s (the “Trust”) investment adviser, approving the Adviser’s selection of Trust subadvisers and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadviser to the Fund;

2.	the investment performance of the Fund and its subadviser;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund;

4.	the costs of the services to be provided and the profits to be realized by the Adviser (including any subadvisers affiliated with the Adviser) and its affiliates from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreements. With respect to its evaluation of subadvisory agreements with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust, generally, are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

In making its determination with respect to the factors that it considers, the Board reviewed:

1.	information relating to the Subadviser’s current subadvisory services to the Trust;

2.	the performance of the Fund and the performance of other funds managed by AIM with investment policies similar to those of the Small Cap Opportunities Trust;

3.	the subadvisory fee to be paid to AIM for management of its portion of the Fund, including any breakpoints; and

4.	information relating to the nature and scope of Material Relationships and their significance to the Adviser and the Subadviser.

Particular considerations of the Board in approving the new subadvisory agreement with AIM for the Small Cap Opportunities Trust at the June 26-27, 2008 Board meeting included the following:

1.	AIM has demonstrated skills as a manager, is currently the subadviser to two funds of John Hancock Trust and two funds of John Hancock Funds II and may be expected to provide a high quality of investment management services and personnel to the Small Cap Opportunities Trust;

2.	The Small Company Growth Trust, a series of John Hancock Trust, a fund managed by AIM with a broadly similar investment approach to the portion of the Small Cap Opportunities Trust to be subadvised by AIM, has outperformed its peer group and index for since its inception on October 24, 2005 through March 31, 2008; and

3.	The subadvisory fee with respect to the portion of the assets of the Small Cap Opportunities Trust to be managed by AIM under the new subadvisory agreement (i) is the product of arms-length negotiation between the Adviser and AIM, (ii) is within industry norms; and (iv) is paid by the Adviser and not by the U.S. Core Trust.

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Special Shareholder Meeting (unaudited)

A Special Meeting of the Shareholders of John Hancock Trust (the Trust) was held at the Trust’s principal office at 601 Congress Street, Boston Massachusetts on January 8, 2008, as adjourned to January 28, 2008, as further adjourned with respect to the U.S. Multi Sector Trust to April 14, 2008.

Proposal 1:	Election of the following seven nominees as Trustees of JHT.

	Charles L. Bardelis		James R. Boyle		Peter S. Burgess		Elizabeth G. Cook
	Affirmative	Withhold	Affirmative	Withhold	Affirmative	Withhold	Affirmative	Withhold
All Cap Core Trust	37,856,466.458	1,464,115.473	37,901,973.387	1,418,608.544	37,838,712.390	1,481,869.541	37,880,050.432	1,440,531.499
All Cap Growth Trust	18,255,775.547	801,316.911	18,257,623.570	799,468.888	18,240,004.679	817,087.779	18,243,322.080	813,770.378
All Cap Value Trust	9,772,222.424	409,506.542	9,817,772.863	363,956.103	9,799,827.239	381,901.727	9,713,515.796	468,213.170
American Asset Allocation Trust	30,976,418.526	989,059.684	30,986,207.890	979,270.320	30,986,207.890	979,270.320	30,932,963.441	1,032,514.769
American Blue Chip Income and Growth Trust	10,224,222.114	270,469.356	10,217,956.468	276,735.002	10,221,740.109	272,951.361	10,162,892.480	331,798.990
American Bond Trust	71,528,245.338	1,699,884.262	71,660,105.694	1,568,023.906	71,665,903.311	1,562,226.289	71,356,712.472	1,871,417.128
American Fundamental Holdings Trust	80,001.000	.000	80,001.000	.000	80,001.000	.000	80,001.000	.000
American Global Diversification Trust	80,001.000	.000	80,001.000	.000	80,001.000	.000	80,001.000	.000
American Global Growth Trust	13,780,780.706	239,180.324	13,797,062.647	222,898.383	13,797,062.647	222,898.383	13,745,579.009	274,382.021
American Global Small Capitalization Trust	5,295,094.829	120,036.911	5,321,855.094	93,276.646	5,299,326.841	115,804.899	5,284,400.957	130,730.783
American Growth Trust	74,835,367.184	1,698,802.796	74,926,390.497	1,607,779.483	74,892,915.063	1,641,254.917	74,513,697.665	2,020,472.315
American Growth-Income Trust	68,793,977.931	1,362,312.169	68,865,964.248	1,290,325.852	68,834,346.772	1,321,943.328	68,591,371.336	1,564,918.764
American High-Income Bond Trust	3,151,253.525	39,722.995	3,154,301.236	36,675.284	3,154,301.236	36,675.284	3,144,640.408	46,336.112
American International Trust	43,628,529.920	1,174,939.120	43,677,547.111	1,125,921.929	43,648,468.853	1,155,000.187	43,512,205.240	1,291,263.800
American New World Trust	4,315,754.288	160,292.192	4,325,875.967	150,170.513	4,317,278.529	158,767.951	4,287,790.236	188,256.244
Blue Chip Growth Trust	133,566,031.104	5,256,680.943	133,596,303.340	5,226,408.707	133,493,797.066	5,328,914.981	133,091,063.910	5,731,648.137
Capital Appreciation Trust	105,557,967.687	3,318,243.590	105,606,571.552	3,269,639.725	105,562,347.777	3,313,863.500	105,177,771.086	3,698,440.191
Classic Value Trust	3,458,506.707	34,470.543	3,458,506.707	34,470.543	3,448,864.228	44,113.022	3,458,506.707	34,470.543
Core Equity Trust	44,033,208.312	1,372,612.749	44,033,208.312	1,372,612.749	44,033,208.312	1,372,612.749	43,625,858.480	1,779,962.581
Emerging Growth Trust	2,469,230.694	70,798.955	2,462,500.002	77,529.647	2,469,230.694	70,798.955	2,453,897.551	86,132.098
Emerging Markets Value Trust	32,621,657.640	993,175.801	32,621,657.640	993,175.801	32,621,657.640	993,175.801	32,621,657.640	993,175.801
Emerging Small Company Trust	8,741,708.994	337,361.820	8,747,385.556	331,685.258	8,732,935.861	346,134.953	8,719,763.963	359,306.851
Equity-Income Trust	131,542,404.735	4,281,690.387	131,455,287.568	4,368,807.554	131,488,922.368	4,335,172.754	131,174,258.279	4,649,836.843
Financial Services Trust	6,828,829.977	174,904.750	6,829,204.228	174,530.499	6,830,663.057	173,071.670	6,823,757.480	179,977.247
Franklin Templeton Founding Allocation Trust	76,710,694.709	3,049,667.851	76,967,297.754	2,793,064.806	76,590,430.998	3,169,931.562	76,636,824.809	3,123,537.751
Fundamental Value Trust	80,944,335.981	2,239,104.397	81,034,575.373	2,148,865.005	80,979,693.685	2,203,746.693	80,656,814.915	2,526,625.463
Global Trust	32,676,009.359	1,424,457.560	32,747,017.580	1,353,449.339	32,702,680.733	1,397,786.186	32,686,416.686	1,414,050.233
Global Allocation Trust	23,950,134.852	407,598.658	23,990,585.837	367,147.673	23,985,745.712	371,987.798	23,839,187.495	518,546.015
Global Real Estate Trust	36,344,090.026	1,117,470.038	36,366,034.849	1,085,525.215	36,338,566.696	1,112,993.368	36,239,186.782	1,212,373.282
Health Sciences Trust	11,812,373.671	365,837.845	11,822,872.714	355,338.802	11,811,528.819	366,682.697	11,718,768.223	459,443.293
Income & Value Trust	35,743,924.290	1,117,480.087	35,746,662.576	1,114,741.801	35,751,088.820	1,110,315.557	35,701,080.906	1,160,323.471
International Core Trust	97,788,348.747	3,706,058.222	97,454,075.192	4,040,331.777	97,752,454.844	3,741,952.125	97,374,063.193	4,120,343.776
International Opportunities Trust	5,624,778.930	285,801.550	5,598,751.725	311,828.755	5,624,778.930	285,801.550	5,577,993.210	332,587.270
International Small Cap Trust	25,776,173.970	768,790.318	25,821,721.784	723,242.504	25,714,866.278	830,098.010	25,652,514.519	892,449.769
International Value Trust	91,578,747.012	3,448,075.725	91,513,038.054	3,513,784.683	91,527,591.317	3,499,231.420	91,209,590.517	3,817,232.220
Large Cap Trust	43,232,576.989	1,337,050.494	43,279,253.155	1,290,374.328	43,191,070.454	1,378,557.029	43,065,709.552	1,503,917.931
Large Cap Value Trust	24,890,233.125	1,336,547.422	24,850,164.086	1,376,616.461	24,905,344.131	1,321,436.416	24,734,750.857	1,492,029.690
Managed Trust	103,181,562.726	4,720,521.305	103,172,646.453	4,729,437.578	103,211,568.354	4,690,515.677	103,047,667.678	4,854,416.353
Mid Cap Intersection Trust	25,287,742.518	.000	25,287,742.518	.000	25,287,742.518	.000	25,287,742.518	.000
Mid Cap Stock Trust	67,605,967.358	2,439,118.235	67,565,039.944	2,480,045.649	67,580,152.942	2,464,932.651	67,287,387.599	2,757,697.994
Mid Cap Value Trust	34,014,230.663	888,475.289	33,996,186.313	906,519.639	34,018,421.745	884,284.207	33,859,401.700	1,043,304.252
Mid Cap Value Equity Trust	9,441,730.683	295,497.843	9,452,502.225	284,726.301	9,439,307.616	297,920.910	9,408,828.711	328,399.815
Mid Value Trust	14,143,838.421	504,347.257	14,128,408.989	519,776.689	14,167,816.505	480,369.173	14,143,014.900	505,170.778
Mutual Shares Trust	25,625,828.500	959,159.930	25,711,570.112	873,418.318	25,585,643.482	999,344.948	25,601,145.694	983,842.736
Natural Resources Trust	26,226,414.429	1,433,772.219	26,248,639.002	1,411,547.646	26,258,792.033	1,401,394.615	26,102,860.137	1,557,326.511
Optimized All Cap Trust	7,680,168.572	265,295.288	7,690,406.891	255,056.969	7,716,102.020	229,361.840	7,715,378.371	230,085.489
Optimized Value Trust	57,138,755.330	1,958,474.208	57,143,093.125	1,954,136.413	57,143,093.125	1,954,136.413	57,031,895.187	2,065,334.351
Overseas Equity Trust	36,252,561.483	1,437,501.215	36,233,688.072	1,456,374.626	36,235,186.101	1,454,876.597	36,200,618.396	1,489,444.302
Pacific Rim Trust	9,262,048.721	453,607.899	9,303,213.016	412,443.604	9,242,007.897	473,648.723	9,185,235.419	530,421.201
Real Estate Equity Trust	19,663,309.914	609,348.776	19,680,945.540	591,713.150	19,664,229.138	608,429.552	19,609,430.012	663,228.678
Real Estate Securities Trust	35,236,024.463	1,879,040.267	35,275,257.685	1,839,807.045	35,250,202.232	1,864,862.498	35,050,475.899	2,064,588.831
Science & Technology Trust	21,019,972.072	914,080.954	21,094,049.423	840,003.603	21,023,281.702	910,771.324	20,986,436.638	947,616.388
Small Cap Trust	217,389.085	5.495	217,389.085	5.495	217,389.085	5.495	216,261.517	1,133.063
Small Cap Growth Trust	24,849,179.326	845,064.830	24,837,144.373	857,099.783	24,876,429.125	817,815.031	24,656,448.085	1,037,796.071
Small Cap Intrinsic Value Trust	11,875,950.511	374,188.313	11,889,642.056	360,496.768	11,873,454.584	376,684.240	11,836,468.681	413,670.143
Small Cap Opportunities Trust	5,818,907.062	262,478.448	5,829,596.885	251,788.625	5,822,158.195	259,227.315	5,790,153.420	291,232.090
Small Cap Value Trust	16,741,482.611	811,442.668	16,758,975.664	793,949.615	16,766,580.240	786,345.039	16,648,503.818	904,421.461
Small Company Trust	707,697.737	33,104.693	699,586.456	41,215.974	703,681.816	37,120.614	703,375.370	37,427.060
Small Company Growth Trust	15,073,442.262	462,275.954	15,087,129.237	448,588.979	15,071,391.058	464,327.158	15,027,204.121	508,514.095
Small Company Value Trust	17,852,144.424	512,021.766	17,856,775.077	507,391.113	17,844,958.379	519,207.811	17,756,021.346	608,144.844
U.S. Core Trust	34,117,496.935	1,274,880.066	34,140,066.264	1,252,310.737	34,100,878.904	1,291,498.097	34,087,769.426	1,304,607.575
U.S. Large Cap Trust	24,398,582.726	666,487.614	24,391,620.426	673,449.914	24,392,694.941	672,375.399	24,374,627.236	690,443.104
U.S. Multi Sector Trust	115,723,024.941	3,590,726.424	115,838,648.532	3,475,102.833	115,711,320.717	3,602,430.648	115,375,660.745	3,938,090.620
Utilities Trust	9,902,762.890	624,914.060	9,916,260.898	611,416.052	9,902,866.167	624,810.783	9,859,366.174	668,310.776
Value Trust	12,241,267.643	429,369.894	12,253,771.206	416,866.331	12,239,328.237	431,309.300	12,236,474.366	434,163.171
Value & Restructuring Trust	24,608,669.990	766,756.489	24,630,789.026	744,637.453	24,611,288.693	764,137.786	24,544,653.347	830,773.132
Vista Trust	7,672,476.266	241,761.812	7,681,322.673	232,915.405	7,670,867.483	243,370.595	7,646,981.775	267,256.303

John Hancock Trust
Special Shareholder Meeting (Unaudited)

	Hassell H. McClellan		James M. Oates		F. David Rolwing
	Affirmative	Withhold	Affirmative	Withhold	Affirmative	Withhold
All Cap Core Trust	37,823,577.819	1,497,004.112	37,872,024.905	1,448,557.026	37,820,105.104	1,500,476.827
All Cap Growth Trust	18,207,612.710	849,479.748	18,247,344.289	809,748.169	18,148,866.497	908,225.961
All Cap Value Trust	9,757,668.487	424,060.479	9,789,034.454	392,694.512	9,782,441.214	399,287.752
American Asset Allocation Trust	30,901,841.723	1,063,636.487	30,965,838.592	999,639.618	30,870,516.130	1,094,962.080
American Blue Chip Income and Growth Trust	10,187,586.280	307,105.190	10,193,880.471	300,810.999	10,156,655.842	338,035.628
American Bond Trust	71,619,015.486	1,609,114.114	71,644,900.458	1,583,229.142	71,460,055.451	1,768,074.149
American Fundamental Holdings Trust	80,001.000	.000	80,001.000	.000	80,001.000	.000
American Global Diversification Trust	80,001.000	.000	80,001.000	.000	80,001.000	.000
American Global Growth Trust	13,797,062.647	222,898.383	13,780,780.706	239,180.324	13,729,297.067	290,663.963
American Global Small Capitalization Trust	5,321,855.094	93,276.646	5,317,623.082	97,508.658	5,281,755.053	133,376.687
American Growth Trust	74,804,275.101	1,729,894.879	74,865,150.074	1,669,019.906	74,643,545.997	1,890,623.983
American Growth-Income Trust	68,804,585.983	1,351,704.117	68,849,336.716	1,306,953.384	68,662,919.176	1,493,370.924
American High-Income Bond Trust	3,154,301.236	36,675.284	3,151,253.525	39,722.995	3,141,592.697	49,383.823
American International Trust	43,663,300.772	1,140,168.268	43,662,208.419	1,141,260.621	43,556,582.628	1,246,886.412
American New World Trust	4,341,213.140	134,833.340	4,324,710.172	151,336.308	4,310,993.744	165,052.736
Blue Chip Growth Trust	133,432,866.389	5,389,845.658	133,707,126.205	5,115,585.842	133,019,866.183	5,802,845.864
Capital Appreciation Trust	105,272,884.038	3,603,327.239	105,655,906.412	3,220,304.865	105,042,670.406	3,833,540.871
Classic Value Trust	3,458,506.707	34,470.543	3,458,506.707	34,470.543	3,458,506.707	34,470.543
Core Equity Trust	43,993,218.362	1,412,602.699	44,033,208.312	1,372,612.749	43,993,218.362	1,412,602.699
Emerging Growth Trust	2,462,500.002	77,529.647	2,469,230.694	70,798.955	2,462,500.002	77,529.647
Emerging Markets Value Trust	32,621,657.640	993,175.801	32,621,657.640	993,175.801	32,621,657.640	993,175.801
Emerging Small Company Trust	8,742,698.323	336,372.491	8,751,535.609	327,535.205	8,723,091.479	355,979.335
Equity-Income Trust	131,382,003.542	4,442,091.580	131,597,844.328	4,226,250.794	131,107,138.086	4,716,957.036
Financial Services Trust	6,808,981.057	194,753.670	6,833,570.749	170,163.978	6,805,741.262	197,993.465
Franklin Templeton Founding Allocation Trust	76,880,762.307	2,879,600.253	76,892,578.326	2,867,784.234	76,682,863.926	3,077,498.634
Fundamental Value Trust	80,789,674.757	2,393,765.621	80,952,697.248	2,230,743.130	80,700,269.528	2,483,170.850
Global Trust	32,609,269.358	1,491,197.561	32,769,355.159	1,331,111.760	32,526,625.103	1,573,841.816
Global Allocation Trust	23,965,701.977	392,031.533	23,984,233.779	373,499.731	23,849,591.754	508,141.756
Global Real Estate Trust	36,321,975.013	1,129,585.051	36,360,460.802	1,091,099.262	36,262,314.701	1,189,245.363
Health Sciences Trust	11,809,652.717	368,558.799	11,822,125.215	356,086.301	11,781,304.971	396,906.545
Income & Value Trust	35,681,648.274	1,179,756.103	35,764,665.133	1,096,739.244	35,653,017.690	1,208,386.687
International Core Trust	97,269,741.152	4,224,665.817	97,280,860.169	4,213,546.800	97,580,283.284	3,914,123.685
International Opportunities Trust	5,570,232.654	340,347.826	5,584,156.279	326,424.201	5,605,577.298	305,003.182
International Small Cap Trust	25,625,375.452	919,588.836	25,757,569.374	787,394.914	25,654,006.267	890,958.021
International Value Trust	91,324,638.731	3,702,184.006	91,496,819.161	3,530,003.576	91,161,562.915	3,865,259.822
Large Cap Trust	43,227,054.990	1,342,572.493	43,226,109.089	1,343,518.394	43,068,138.240	1,501,489.243
Large Cap Value Trust	24,762,857.416	1,463,923.131	24,917,624.795	1,309,155.752	24,727,197.255	1,499,583.292
Managed Trust	103,199,051.928	4,703,032.103	103,100,323.679	4,801,760.352	103,021,161.962	4,880,922.069
Mid Cap Intersection Trust	25,287,742.518	.000	25,287,742.518	.000	25,287,742.518	.000
Mid Cap Stock Trust	67,318,369.521	2,726,716.072	67,536,906.125	2,508,179.468	67,246,223.083	2,798,862.510
Mid Cap Value Trust	33,968,387.634	934,318.318	34,011,196.745	891,509.207	33,944,581.510	958,124.442
Mid Cap Value Equity Trust	9,438,455.285	298,773.241	9,442,626.074	294,602.452	9,413,063.430	324,165.096
Mid Value Trust	14,150,744.059	497,441.619	14,150,770.485	497,415.193	14,148,464.714	499,720.964
Mutual Shares Trust	25,682,655.056	902,333.374	25,686,603.272	898,385.158	25,616,529.204	968,459.226
Natural Resources Trust	26,274,144.985	1,386,041.663	26,292,431.301	1,367,755.347	26,096,888.026	1,563,298.622
Optimized All Cap Trust	7,716,102.020	229,361.840	7,716,102.020	229,361.840	7,680,168.572	265,295.288
Optimized Value Trust	57,143,093.125	1,954,136.413	57,031,055.357	2,066,174.181	57,138,755.330	1,958,474.208
Overseas Equity Trust	36,246,363.956	1,443,698.742	36,339,895.163	1,350,167.535	36,211,869.294	1,478,193.404
Pacific Rim Trust	9,283,024.465	432,632.155	9,306,284.912	409,371.708	9,223,762.078	491,894.542
Real Estate Equity Trust	19,655,281.185	617,377.505	19,674,496.133	598,162.557	19,620,108.947	652,549.743
Real Estate Securities Trust	35,282,702.855	1,832,361.875	35,261,244.484	1,853,820.246	35,127,407.078	1,987,657.652
Science & Technology Trust	21,069,409.454	864,643.572	21,093,700.716	840,352.310	21,028,194.074	905,858.952
Small Cap Trust	217,389.085	5.495	217,389.085	5.495	216,261.517	1,133.063
Small Cap Growth Trust	24,795,649.402	898,594.754	24,789,347.657	904,896.499	24,878,945.517	815,298.639
Small Cap Intrinsic Value Trust	11,872,652.873	377,485.951	11,877,333.769	372,805.055	11,841,395.380	408,743.444
Small Cap Opportunities Trust	5,758,884.474	322,501.036	5,812,002.336	269,383.174	5,760,480.941	320,904.569
Small Cap Value Trust	16,751,426.660	801,498.619	16,759,153.756	793,771.523	16,708,194.086	844,731.193
Small Company Trust	703,908.824	36,893.606	703,681.816	37,120.614	703,908.824	36,893.606
Small Company Growth Trust	15,067,192.787	468,525.429	15,079,289.518	456,428.698	15,036,367.845	499,350.371
Small Company Value Trust	17,809,556.765	554,609.425	17,847,789.196	516,376.994	17,785,151.082	579,015.108
U.S. Core Trust	34,116,030.416	1,276,346.585	34,131,075.468	1,261,301.533	34,021,928.846	1,370,448.155
U.S. Large Cap Trust	24,362,667.262	702,403.078	24,385,318.566	679,751.774	24,359,748.711	705,321.629
U.S. Multi Sector Trust	115,687,103.575	3,626,647.790	115,772,689.148	3,541,062.217	115,438,893.137	3,874,858.228
Utilities Trust	9,882,542.949	645,134.001	9,927,155.623	600,521.327	9,866,368.837	661,308.113
Value Trust	12,243,495.636	427,141.901	12,249,675.524	420,962.013	12,206,490.684	464,146.853
Value & Restructuring Trust	24,599,271.079	776,155.400	24,623,828.662	751,597.817	24,557,236.621	818,189.858
Vista Trust	7,670,351.356	243,886.722	7,673,371.653	240,866.425	7,650,161.987	264,076.091

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 2(a):	Approval of an Amendment to Declaration of Trust authorizing the conversion of JHT to another form of business entity.

	Affirmative	Against	Abstain
All Cap Core Trust	36,168,458.649	1,344,772.552	1,807,350.730
All Cap Growth Trust	17,322,963.821	904,792.083	829,336.554
All Cap Value Trust	9,438,677.566	426,180.101	316,871.299
American Asset Allocation Trust	29,364,440.728	1,340,110.287	1,260,927.195
American Blue Chip Income and Growth Trust	9,779,832.989	406,231.791	308,626.690
American Bond Trust	67,379,147.059	2,984,606.329	2,864,376.212
American Fundamental Holdings Trust	80,001.000	.000	.000
American Global Diversification Trust	80,001.000	.000	.000
American Global Growth Trust	13,429,228.445	235,795.639	354,936.946
American Global Small Capitalization Trust	5,160,042.511	121,218.016	133,871.213
American Growth Trust	70,800,617.918	2,961,640.556	2,771,911.506
American Growth-Income Trust	65,145,058.851	2,420,673.826	2,590,557.423
American High-Income Bond Trust	3,083,485.780	51,227.707	56,263.033
American International Trust	41,561,638.634	1,625,880.928	1,615,949.478
American New World Trust	4,108,776.429	172,553.118	194,716.933
Blue Chip Growth Trust	126,838,715.241	6,247,474.881	5,736,521.925
Capital Appreciation Trust	100,256,489.579	4,329,627.053	4,290,094.645
Classic Value Trust	3,263,584.109	174,738.806	54,654.335
Core Equity Trust	43,237,829.142	1,065,980.292	1,102,011.627
Emerging Growth Trust	2,385,096.168	143,842.701	11,090.780
Emerging Markets Value Trust	32,621,657.640	993,175.801	.000
Emerging Small Company Trust	8,445,272.012	291,549.882	342,248.920
Equity-Income Trust	124,875,698.383	5,532,951.119	5,415,445.620
Financial Services Trust	6,512,417.750	239,108.666	252,208.311
Franklin Templeton Founding Allocation Trust	73,393,577.841	3,716,219.617	2,650,565.102
Fundamental Value Trust	77,156,115.774	3,232,869.758	2,794,454.846
Global Trust	31,104,282.830	1,363,472.216	1,632,711.873
Global Allocation Trust	22,944,413.779	714,240.674	699,079.057
Global Real Estate Trust	34,348,453.340	1,541,979.917	1,561,126.807
Health Sciences Trust	11,437,880.137	434,946.127	305,385.252
Income & Value Trust	33,775,341.543	1,253,294.199	1,832,768.635
International Core Trust	95,343,980.287	3,498,317.744	2,652,108.938
International Opportunities Trust	5,331,842.914	330,050.041	248,687.525
International Small Cap Trust	24,714,128.319	1,023,154.226	807,681.743
International Value Trust	86,938,507.245	4,273,592.170	3,814,723.322
Large Cap Trust	41,272,108.875	1,636,421.607	1,661,097.001
Large Cap Value Trust	24,441,606.158	1,243,341.981	541,832.408
Managed Trust	94,475,125.490	7,371,569.657	6,055,388.884
Mid Cap Intersection Trust	25,287,742.518	.000	.000
Mid Cap Stock Trust	64,345,432.224	3,148,944.276	2,550,709.093
Mid Cap Value Trust	32,484,389.601	1,259,240.976	1,159,075.375
Mid Cap Value Equity Trust	8,926,542.311	439,654.544	371,031.671
Mid Value Trust	13,049,270.441	1,272,326.584	326,588.653
Mutual Shares Trust	24,517,430.282	1,181,886.118	885,672.030
Natural Resources Trust	24,322,647.869	2,125,624.270	1,211,914.509
Optimized All Cap Trust	7,258,879.398	349,077.796	337,506.666
Optimized Value Trust	54,256,028.405	2,842,013.957	1,999,187.176
Overseas Equity Trust	34,525,583.816	1,816,327.954	1,348,150.928
Pacific Rim Trust	8,931,322.815	336,319.540	448,014.265
Real Estate Equity Trust	18,583,861.103	849,178.319	839,619.268
Real Estate Securities Trust	33,316,604.676	2,261,100.962	1,537,359.092
Science & Technology Trust	20,095,436.515	910,094.374	928,522.137
Small Cap Trust	214,096.554	.000	3,298.026
Small Cap Growth Trust	23,513,091.246	1,315,332.064	865,820.846
Small Cap Intrinsic Value Trust	11,236,783.183	548,251.025	465,104.616
Small Cap Opportunities Trust	5,605,678.166	251,466.689	224,240.655
Small Cap Value Trust	15,913,510.671	1,108,787.308	530,627.300
Small Company Trust	665,676.578	66,979.598	8,146.254
Small Company Growth Trust	14,244,191.097	662,775.344	628,751.775
Small Company Value Trust	16,858,461.688	789,333.420	716,371.082
U.S. Core Trust	32,430,454.411	1,477,647.100	1,484,275.490
U.S. Large Cap Trust	23,478,204.448	739,191.758	847,674.134
U.S. Multi Sector Trust	109,405,381.904	5,114,981.265	4,793,388.196
Utilities Trust	9,420,306.227	680,237.466	427,133.257
Value Trust	11,639,629.396	444,565.321	586,442.820
Value & Restructuring Trust	23,265,502.630	1,054,652.879	1,055,270.970
Vista Trust	7,259,600.749	354,166.435	300,470.894

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 2(b):	Approval of the Reorganization of JHT from a Massachusetts business trust to a Delaware limited liability company pursuant to a Plan of Conversion.

	Affirmative	Against	Abstain
All Cap Core Trust	36,387,212.022	1,263,198.112	1,670,171.797
All Cap Growth Trust	17,562,671.572	729,882.810	764,538.076
All Cap Value Trust	9,505,849.965	371,685.217	304,193.784
American Asset Allocation Trust	29,690,411.985	1,158,581.277	1,116,484.948
American Blue Chip Income and Growth Trust	9,763,616.529	389,482.085	341,592.856
American Bond Trust	68,026,089.244	2,427,205.450	2,774,834.906
American Fundamental Holdings Trust	80,001.000	.000	.000
American Global Diversification Trust	80,001.000	.000	.000
American Global Growth Trust	13,503,123.650	197,737.600	319,099.780
American Global Small Capitalization Trust	5,201,313.753	109,294.405	104,523.582
American Growth Trust	71,377,592.647	2,294,066.283	2,862,511.050
American Growth-Income Trust	65,621,683.639	1,961,365.926	2,573,240.535
American High-Income Bond Trust	3,088,794.522	41,724.149	60,457.849
American International Trust	41,799,231.566	1,381,254.838	1,622,982.636
American New World Trust	4,126,291.463	194,543.267	155,211.750
Blue Chip Growth Trust	128,010,632.282	5,527,592.216	5,284,487.549
Capital Appreciation Trust	100,833,395.444	3,744,916.832	4,297,899.001
Classic Value Trust	3,283,155.837	118,475.741	91,345.672
Core Equity Trust	43,812,635.144	911,106.621	682,079.296
Emerging Growth Trust	2,433,768.825	95,170.044	11,090.780
Emerging Markets Value Trust	32,621,657.640	993,175.801	.000
Emerging Small Company Trust	8,486,631.147	264,542.025	327,897.642
Equity-Income Trust	125,736,759.987	4,937,401.580	5,149,933.555
Financial Services Trust	6,668,807.064	144,872.182	190,055.481
Franklin Templeton Founding Allocation Trust	74,577,360.404	2,766,397.009	2,416,605.147
Fundamental Value Trust	77,746,601.993	2,818,499.186	2,618,339.199
Global Trust	31,174,113.152	1,203,013.697	1,723,340.070
Global Allocation Trust	23,098,325.742	607,263.555	652,144.213
Global Real Estate Trust	34,714,259.997	1,323,537.912	1,413,762.155
Health Sciences Trust	11,490,710.874	398,426.545	289,074.097
Income & Value Trust	33,893,073.072	1,058,905.767	1,909,425.538
International Core Trust	95,611,977.182	3,199,743.020	2,682,686.767
International Opportunities Trust	5,409,240.671	266,406.855	234,932.954
International Small Cap Trust	24,910,021.528	855,373.833	779,568.927
International Value Trust	87,585,900.567	3,692,158.011	3,748,764.159
Large Cap Trust	41,485,887.628	1,480,448.903	1,603,290.952
Large Cap Value Trust	24,508,551.746	1,157,866.149	560,362.652
Managed Trust	94,995,086.858	6,875,085.085	6,031,912.088
Mid Cap Intersection Trust	25,287,742.518	.000	.000
Mid Cap Stock Trust	64,852,258.921	2,722,367.183	2,470,459.489
Mid Cap Value Trust	32,609,986.464	1,195,990.816	1,096,728.672
Mid Cap Value Equity Trust	9,005,893.644	400,816.636	330,518.246
Mid Value Trust	13,212,946.910	1,132,781.683	302,457.085
Mutual Shares Trust	24,912,976.893	864,515.058	807,496.479
Natural Resources Trust	24,694,076.075	1,970,452.642	995,657.931
Optimized All Cap Trust	7,279,222.192	375,907.324	290,334.344
Optimized Value Trust	54,763,095.990	2,058,906.522	2,275,227.026
Overseas Equity Trust	34,786,201.102	1,636,450.396	1,267,411.200
Pacific Rim Trust	8,981,289.203	322,971.073	411,396.344
Real Estate Equity Trust	18,780,808.743	735,067.289	756,782.658
Real Estate Securities Trust	33,707,830.119	1,879,984.660	1,527,249.951
Science & Technology Trust	20,387,962.734	690,064.807	856,025.485
Small Cap Trust	212,559.869	.000	4,834.711
Small Cap Growth Trust	23,814,032.768	1,033,566.696	846,644.692
Small Cap Intrinsic Value Trust	11,337,665.694	500,422.175	412,050.955
Small Cap Opportunities Trust	5,647,655.581	193,500.236	240,229.693
Small Cap Value Trust	15,946,691.404	1,098,073.301	508,160.574
Small Company Trust	680,541.388	52,114.788	8,146.254
Small Company Growth Trust	14,390,381.149	581,703.126	563,633.941
Small Company Value Trust	16,969,205.249	738,865.680	656,095.261
U.S. Core Trust	32,690,683.340	1,253,341.540	1,448,352.121
U.S. Large Cap Trust	23,527,143.345	712,848.144	825,078.851
U.S. Multi Sector Trust	110,488,290.797	4,524,221.768	4,301,238.800
Utilities Trust	9,598,162.129	656,518.167	272,996.654
Value Trust	11,738,333.080	347,946.058	584,358.399
Value & Restructuring Trust	23,514,783.239	910,287.327	950,355.913
Vista Trust	7,324,783.274	323,273.412	266,181.392

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 3(a):	Approval of an Amendment to the Advisory Agreement clarifying that the Adviser has authority to manage Fund assets directly.

	Affirmative	Against	Abstain
All Cap Core Trust	36,276,091.074	1,377,367.584	1,667,123.273
All Cap Growth Trust	17,644,667.628	624,442.262	787,982.568
All Cap Value Trust	9,404,611.303	411,137.116	365,980.547
American Fundamental Holdings Trust	80,001.000	.000	.000
American Global Diversification Trust	80,001.000	.000	.000
Blue Chip Growth Trust	128,194,685.515	5,208,697.706	5,419,328.826
Capital Appreciation Trust	101,397,725.453	3,341,053.592	4,137,432.232
Classic Value Trust	3,311,652.848	93,492.836	87,831.566
Core Equity Trust	42,552,717.327	1,382,736.067	1,470,367.667
Emerging Growth Trust	2,405,384.807	103,847.600	30,797.242
Emerging Markets Value Trust	32,621,657.640	993,175.801	.000
Emerging Small Company Trust	8,535,606.788	231,479.417	311,984.609
Equity-Income Trust	126,229,936.055	4,653,952.041	4,940,207.026
Financial Services Trust	6,640,754.214	114,098.633	248,881.880
Franklin Templeton Founding Allocation Trust	74,812,752.855	2,660,898.456	2,286,711.249
Fundamental Value Trust	77,757,819.862	2,875,348.496	2,550,272.020
Global Trust	30,919,391.837	1,563,041.346	1,618,033.736
Global Allocation Trust	23,004,510.543	718,939.281	634,283.686
Global Real Estate Trust	34,923,281.221	1,161,582.081	1,366,696.762
Health Sciences Trust	11,471,584.141	409,377.643	297,249.732
Income & Value Trust	34,164,422.328	1,052,154.491	1,644,827,558
International Core Trust	94,834,304.807	4,206,829.698	2,453,272.464
International Opportunities Trust	5,452,721.496	270,675.304	187,183.680
International Small Cap Trust	24,969,218.471	820,254.898	755,490.919
International Value Trust	87,274,019.589	3,937,588.347	3,815,214.801
Large Cap Trust	41,419,295.791	1,535,476.348	1,614,855.344
Large Cap Value Trust	23,958,388.795	1,558,671.677	709,720.075
Managed Trust	96,699,990.930	5,451,508.397	5,750,584.704
Mid Cap Intersection Trust	25,287,742.518	.000	.000
Mid Cap Stock Trust	64,894,120.596	2,757,103.872	2,393,861.125
Mid Cap Value Trust	32,610,326.277	1,167,056.926	1,125,322.749
Mid Cap Value Equity Trust	9,059,424.585	342,096.658	335,707.283
Mid Value Trust	13,522,643.290	726,621.873	398,920.515
Mutual Shares Trust	24,901,038.106	919,853.706	764,096.618
Natural Resources Trust	24,127,753.088	2,304,832.102	1,227,601.458
Optimized All Cap Trust	7,450,205.372	200,776.826	294,481.662
Optimized Value Trust	55,617,475.570	1,307,606.812	2,172,147.156
Overseas Equity Trust	35,191,796.906	1,172,786.303	1,325,479.489
Pacific Rim Trust	9,015,278.233	316,152.625	384,225.762
Real Estate Equity Trust	18,894,303.126	641,253.081	737,102.483
Real Estate Securities Trust	33,714,625.146	1,853,054.451	1,547,385.133
Science & Technology Trust	20,371,873.580	720,421.909	841,757.537
Small Cap Trust	214,091.059	5.495	3,298.026
Small Cap Growth Trust	23,896,806.236	824,123.662	973,314.258
Small Cap Intrinsic Value Trust	11,399,308.787	430,713.693	420,116.344
Small Cap Opportunities Trust	5,713,191.954	167,711.677	200,481.879
Small Cap Value Trust	16,176,370.939	865,814.574	510,739.766
Small Company Trust	695,809.505	36,846.671	8,146.254
Small Company Growth Trust	14,479,009.416	499,004.937	557,703.863
Small Company Value Trust	17,001,417.575	720,993.986	641,754.629
U.S. Core Trust	32,632,624.234	1,208,788.058	1,550,964.709
U.S. Large Cap Trust	23,623,128.027	627,778.874	814,163.439
U.S. Multi Sector Trust	111,140,153.597	3,904,688.316	4,268,909.452
Utilities Trust	9,537,305.386	705,563.130	284,808.434
Value Trust	11,758,421.780	365,474.301	546,741.456
Value & Restructuring Trust	23,651,512.282	800,282.598	923,631.599
Vista Trust	7,364,569.602	278,266.072	271,402.404

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 3(b):	Approval of an Amendment to the Advisory Agreement clarifying the liability standard applicable to the Adviser.

	Affirmative	Against	Abstain
All Cap Core Trust	36,389,356.015	1,312,457.168	1,618,768.748
All Cap Growth Trust	17,530,011.299	737,798.059	789,283.100
All Cap Value Trust	9,549,861.915	362,375.064	269,491.987
American Fundamental Holdings Trust	80,001.000	.000	.000
American Global Diversification Trust	80,001.000	.000	.000
Blue Chip Growth Trust	127,704,070.225	5,346,240.334	5,772,401.488
Capital Appreciation Trust	101,003,099.923	3,451,259.726	4,421,851.628
Classic Value Trust	3,311,655.423	84,642.044	96,679.783
Core Equity Trust	43,726,231.771	655,832.825	1,023,756.465
Emerging Growth Trust	2,442,627.606	68,113.381	29,288.662
Emerging Markets Value Trust	32,621,657.640	993,175.801	.000
Emerging Small Company Trust	8,419,277.634	308,847.899	350,945.281
Equity-Income Trust	126,413,903.544	4,405,650.111	5,004,541.467
Financial Services Trust	6,631,105.729	117,515.517	255,113.481
Franklin Templeton Founding Allocation Trust	74,306,361.651	2,850,188.699	2,603,812.210
Fundamental Value Trust	77,719,598.153	2,973,265.221	2,490,577.004
Global Trust	30,970,002.829	1,399,898.165	1,730,565.925
Global Allocation Trust	23,016,882.177	769,777.646	571,073.687
Global Real Estate Trust	34,850,461.496	1,206,278.544	1,394,820.024
Health Sciences Trust	11,483,674.219	357,217.316	337,319.981
Income & Value Trust	34,110,257.960	1,032,847.703	1,718,298.714
International Core Trust	94,989,423.886	3,037,559.221	3,467,423.862
International Opportunities Trust	5,445,171.432	263,491.272	201,917.776
International Small Cap Trust	24,926,487.794	757,666.969	860,809.525
International Value Trust	87,401,428.512	3,544,053.576	4,081,340.649
Large Cap Trust	41,413,338.703	1,439,147.923	1,717,140.857
Large Cap Value Trust	23,736,792.641	889,983.373	1,600,004.533
Managed Trust	97,164,983.092	5,179,920.686	5,557,180.253
Mid Cap Intersection Trust	25,287,742.518	.000	.000
Mid Cap Stock Trust	64,578,744.770	2,697,154.104	2,769,186.719
Mid Cap Value Trust	32,418,408.687	1,067,628.576	1,416,668.689
Mid Cap Value Equity Trust	9,033,140.330	369,594.470	334,493.726
Mid Value Trust	13,454,759.262	796,851.691	396,574.725
Mutual Shares Trust	24,822,404.150	892,531.436	870,052.844
Natural Resources Trust	24,076,915.130	2,250,144.345	1,333,127.173
Optimized All Cap Trust	7,394,510.173	237,672.080	313,281.607
Optimized Value Trust	55,273,003.907	1,598,508.137	2,225,717.494
Overseas Equity Trust	34,971,607.301	1,441,337.121	1,277,118.276
Pacific Rim Trust	8,973,986.935	314,995.471	426,674.214
Real Estate Equity Trust	18,854,254.416	667,978.765	750,425.509
Real Estate Securities Trust	33,571,819.219	1,809,864.281	1,733,381.230
Science & Technology Trust	20,261,133.043	737,534.528	935,385.455
Small Cap Trust	214,091.059	5.495	3,298.026
Small Cap Growth Trust	23,921,178.615	854,756.339	918,309.202
Small Cap Intrinsic Value Trust	11,368,678.329	466,216.878	415,243.617
Small Cap Opportunities Trust	5,669,710.175	169,799.666	241,875.669
Small Cap Value Trust	16,116,317.484	830,061.986	606,545.809
Small Company Trust	699,510.658	27,736.610	13,555.162
Small Company Growth Trust	14,448,289.706	521,923.279	565,505.231
Small Company Value Trust	16,922,367.442	641,523.259	800,275.489
U.S. Core Trust	32,494,345.049	1,365,485.436	1,532,546.516
U.S. Large Cap Trust	23,469,450.221	637,095.460	958,524.659
U.S. Multi Sector Trust	110,887,494.950	4,120,813.181	4,305,443.234
Utilities Trust	9,477,952.608	647,651.526	402,072.816
Value Trust	11,758,690.195	333,719.758	578,227.584
Value & Restructuring Trust	23,603,451.163	833,520.003	938,455.313
Vista Trust	7,344,797.102	301,209.126	268,231.850

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 3(c):	Approval of an Amendment to the Advisory Agreement transferring to a new service agreement with the Adviser the financial, accounting and administrative services currently performed by the Adviser under the Advisory Agreement.

	Affirmative	Against	Abstain
All Cap Core Trust	35,888,238.280	1,448,864.788	1,983,478.863
All Cap Growth Trust	17,404,064.861	793,241.792	859,785.805
All Cap Value Trust	9,339,475.923	496,358.319	345,894.724
American Fundamental Holdings Trust	80,001.000	.000	.000
American Global Diversification Trust	80,001.000	.000	.000
Blue Chip Growth Trust	126,569,852.436	6,302,967.178	5,949,892.433
Capital Appreciation Trust	100,065,763.281	4,417,094.935	4,393,353.061
Classic Value Trust	3,283,333.022	124,267.363	85,376.865
Core Equity Trust	42,629,666.708	1,752,397.888	1,023,756.465
Emerging Growth Trust	2,326,526.480	201,426.317	12,076.852
Emerging Markets Value Trust	32,621,657.640	993,175.801	.000
Emerging Small Company Trust	8,443,071.699	263,782.824	372,216.291
Equity-Income Trust	124,377,317.401	5,512,743.482	5,934,034.239
Financial Services Trust	6,588,798.436	161,857.717	253,078.574
Franklin Templeton Founding Allocation Trust	73,380,051.201	3,615,625.290	2,764,686.069
Fundamental Value Trust	77,415,563.094	2,962,420.513	2,805,456.771
Global Trust	30,648,712.459	1,634,182.012	1,817,572.448
Global Allocation Trust	23,014,405.994	661,580.838	681,746.678
Global Real Estate Trust	34,584,974.158	1,378,205.177	1,488,380.729
Health Sciences Trust	11,469,647.148	407,148.068	301,416.300
Income & Value Trust	33,726,436.965	1,282,483.160	1,852,484.252
International Core Trust	94,103,846.009	4,781,504.021	2,609,056.939
International Opportunities Trust	5,348,456.203	343,478.288	218,645.989
International Small Cap Trust	24,562,378.509	1,088,837.882	893,747.897
International Value Trust	87,418,103.249	3,952,338.791	3,656,380.697
Large Cap Trust	41,176,157.108	1,672,159.941	1,721,310.434
Large Cap Value Trust	23,757,762.526	1,661,649.426	807,368.595
Managed Trust	95,811,001.846	6,327,882.649	5,763,199.536
Mid Cap Intersection Trust	25,287,742.518	.000	.000
Mid Cap Stock Trust	64,296,776.177	3,208,073.325	2,540,236.091
Mid Cap Value Trust	32,304,964.179	1,337,698.803	1,260,042.970
Mid Cap Value Equity Trust	8,963,345.651	410,359.307	363,523.568
Mid Value Trust	13,441,640.084	864,425.705	342,119.889
Mutual Shares Trust	24,512,886.482	1,148,279.795	923,822.153
Natural Resources Trust	24,114,860.260	2,225,055.560	1,320,270.828
Optimized All Cap Trust	7,254,267.627	301,662.987	389,533.246
Optimized Value Trust	54,703,094.278	2,129,193.398	2,264,941.862
Overseas Equity Trust	33,894,500.501	1,599,787.690	2,195,774.507
Pacific Rim Trust	8,901,870.181	348,993.643	464,792.796
Real Estate Equity Trust	18,707,734.972	763,203.624	804,720.094
Real Estate Securities Trust	33,178,581.544	2,163,154.900	1,773,328.286
Science & Technology Trust	20,298,778.633	803,616.588	831,657.805
Small Cap Trust	214,096.554	.000	3,298.026
Small Cap Growth Trust	23,779,395.462	1,013,187.974	901,660.720
Small Cap Intrinsic Value Trust	11,280,944.092	516,343.969	452,850.763
Small Cap Opportunities Trust	5,632,907.522	236,888.574	211,589.414
Small Cap Value Trust	15,989,273.115	1,035,601.036	528,051.128
Small Company Trust	647,658.110	79,589.158	13,555.162
Small Company Growth Trust	14,331,852.262	597,011.845	606,854.109
Small Company Value Trust	16,881,731.142	778,464.038	703,971.010
U.S. Core Trust	32,179,094.989	1,612,676.238	1,600,605.774
U.S. Large Cap Trust	23,571,456.385	647,825.516	845,788.439
U.S. Multi Sector Trust	110,018,837.524	4,666,255.261	4,628,658.580
Utilities Trust	9,431,273.278	683,757.794	412,645.878
Value Trust	11,645,496.966	428,195.541	596,945.030
Value & Restructuring Trust	23,416,818.301	951,082.310	1,007,525.868
Vista Trust	7,288,116.631	333,586.087	292,535.360

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 4:	Approval of an Amended Rule 12b-1 Distribution Plan (“12b-1 Plan”) for each of the Series I, Series II and Series III shares of each of the “Original American Feeder Funds.”

	Affirmative	Against	Abstain
American Blue Chip Income and Growth Trust	9,588,303.221	480,925.355	425,462.894
American Bond Trust	67,956,593.772	1,917,882.792	3,353,653.036
American Growth Trust	70,929,360.178	2,374,022.449	3,230,787.353
American Growth-Income Trust	65,269,193.742	1,948,085.551	2,939,010.807
American International Trust	41,579,308.406	1,395,209.327	1,828,951.307

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 5(a):	Approval of Amended Fundamental Investment Restrictions regarding Concentration.

	Affirmative	Against	Abstain
All Cap Core Trust	36,027,907.975	1,625,398.434	1,667,275.522
All Cap Growth Trust	17,640,300.315	748,118.370	668,673.773
All Cap Value Trust	9,538,212.093	340,717.386	302,799.487
American Fundamental Holdings Trust	80,001.000	.000	.000
American Global Diversification Trust	80,001.000	.000	.000
Blue Chip Growth Trust	129,499,145.207	4,535,137.403	4,788,429.437
Capital Appreciation Trust	101,725,986.686	2,961,972.863	4,188,251.728
Classic Value Trust	3,237,302.874	207,702.756	47,971.620
Core Equity Trust	43,239,663.220	598,037.208	1,568,120.633
Emerging Growth Trust	2,380,032.936	135,446.019	24,550.694
Emerging Markets Value Trust	33,614,833.441	.000	.000
Emerging Small Company Trust	8,497,237.119	251,790.905	330,042.790
Equity-Income Trust	127,719,714.628	3,960,170.713	4,144,209.781
Financial Services Trust	6,694,640.718	142,672.673	166,421.336
Franklin Templeton Founding Allocation Trust	75,473,552.224	1,734,559.771	2,552,250.565
Fundamental Value Trust	77,943,315.773	2,777,731.148	2,462,393.457
Global Trust	30,763,139.235	1,345,989.214	1,991,338.470
Global Allocation Trust	23,217,918.584	417,088.894	722,726.032
Global Real Estate Trust	35,248,066.638	1,025,942.649	1,177,550.777
Income & Value Trust	34,489,762.300	917,567.900	1,454,074.177
International Core Trust	96,199,490.954	3,197,385.914	2,097,530.101
International Opportunities Trust	5,392,629.847	289,259.157	228,691.476
International Small Cap Trust	24,870,890.853	883,058.187	791,015.248
International Value Trust	88,652,190.368	3,357,790.836	3,016,841.533
Large Cap Trust	41,394,763.063	1,448,353.289	1,726,511.131
Large Cap Value Trust	24,907,255.434	695,777.604	623,747.509
Managed Trust	98,482,162.715	4,175,261.322	5,244,659.994
Mid Cap Intersection Trust	25,287,742.518	.000	.000
Mid Cap Stock Trust	65,528,898.161	2,223,168.466	2,293,018.966
Mid Cap Value Trust	33,068,022.946	819,086.756	1,015,596.250
Mid Cap Value Equity Trust	9,160,464.534	271,138.450	305,625.542
Mid Value Trust	13,514,614.869	926,578.367	206,992.442
Mutual Shares Trust	25,212,440.571	519,725.198	852,822.661
Optimized All Cap Trust	7,364,496.223	161,410.247	419,557.390
Optimized Value Trust	55,450,261.378	1,660,875.039	1,986,093.121
Overseas Equity Trust	35,637,937.420	831,535.651	1,220,589.627
Pacific Rim Trust	9,097,582.398	276,692.427	341,381.795
Real Estate Equity Trust	19,071,127.510	555,120.952	646,410.228
Science & Technology Trust	20,630,064.187	721,033.255	582,955.584
Small Cap Trust	214,091.059	5.495	3,298.026
Small Cap Growth Trust	24,140,877.326	701,072.230	852,294.600
Small Cap Intrinsic Value Trust	11,529,776.358	340,854.145	379,508.321
Small Cap Opportunities Trust	5,723,237.412	173,672.985	184,475.113
Small Cap Value Trust	16,187,366.267	771,209.327	594,349.685
Small Company Trust	698,499.917	32,524.303	9,778.210
Small Company Growth Trust	14,619,319.482	422,542.289	493,856.445
Small Company Value Trust	17,069,230.933	674,427.308	620,507.949
U.S. Core Trust	32,998,488.437	1,073,796.754	1,320,091.810
U.S. Large Cap Trust	23,710,241.805	628,943.472	725,885.063
U.S. Multi Sector Trust	112,268,925.395	3,270,057.332	3,774,768.638
Value Trust	11,747,267.108	409,054.199	514,316.230
Value & Restructuring Trust	23,873,706.721	695,663.165	806,056.593
Vista Trust	7,448,881.114	220,208.085	245,148.879

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 5(b):	Approval of Amended Fundamental Investment Restrictions regarding Diversification.

	Affirmative	Against	Abstain
All Cap Core Trust	36,057,398.373	1,602,759.962	1,660,423.596
All Cap Growth Trust	17,645,452.952	745,043.489	666,596.017
All Cap Value Trust	9,552,809.311	349,378.871	279,540.784
American Fundamental Holdings Trust	80,001.000	.000	.000
American Global Diversification Trust	80,001.000	.000	.000
Blue Chip Growth Trust	129,669,217.467	4,451,897.084	4,701,597.496
Capital Appreciation Trust	101,762,693.647	2,928,427.123	4,185,090.507
Classic Value Trust	3,237,302.874	207,702.756	47,971.620
Emerging Growth Trust	2,380,032.936	135,446.019	24,550.694
Emerging Markets Value Trust	33,614,833.441	.000	.000
Emerging Small Company Trust	8,525,150.522	228,405.888	325,514.404
Equity-Income Trust	127,853,976.610	3,870,915.267	4,099,203.245
Franklin Templeton Founding Allocation Trust	75,359,190.780	1,848,921.215	2,552,250.565
Fundamental Value Trust	78,052,155.482	2,694,116.901	2,437,167.995
Global Trust	31,129,320.757	1,237,158.494	1,733,987.668
Global Allocation Trust	23,229,253.723	421,012.073	707,467.714
Global Real Estate Trust	35,273,460.070	1,005,071.239	1,173,028.755
Income & Value Trust	34,505,341.367	889,934.785	1,466,128.225
International Core Trust	96,210,320.508	3,150,866.460	2,133,220.001
International Opportunities Trust	5,384,906.160	289,259.157	236,415.163
International Small Cap Trust	24,835,732.233	910,868.178	798,363.877
International Value Trust	88,778,434.737	3,269,730.050	2,978,657.950
Large Cap Trust	41,446,577.663	1,430,714.279	1,692,335.541
Large Cap Value Trust	24,929,268.489	673,764.549	623,747.509
Managed Trust	98,733,587.519	3,987,748.325	5,180,748.187
Mid Cap Intersection Trust	25,287,742.518	.000	.000
Mid Cap Stock Trust	65,690,040.102	2,097,167.514	2,257,877.977
Mid Cap Value Trust	33,215,653.016	693,432.128	993,620.808
Mid Cap Value Equity Trust	9,169,934.657	258,712.060	308,581.809
Mid Value Trust	13,452,132.432	989,698.557	206,354.689
Mutual Shares Trust	25,174,227.707	557,938.062	852,822.661
Optimized All Cap Trust	7,364,496.223	161,410.247	419,557.390
Optimized Value Trust	55,450,261.378	1,660,875.039	1,986,093.121
Overseas Equity Trust	35,696,331.199	766,934.092	1,226,797.407
Pacific Rim Trust	9,097,744.309	270,287.866	347,624.445
Real Estate Equity Trust	19,086,272.004	542,039.824	644,346.862
Science & Technology Trust	20,641,603.670	718,177.946	574,271.410
Small Cap Trust	214,091.059	5.495	3,298.026
Small Cap Growth Trust	24,168,120.728	685,190.798	840,932.630
Small Cap Intrinsic Value Trust	11,542,667.062	324,387.961	383,083.801
Small Cap Opportunities Trust	5,728,103.311	166,474.297	186,807.902
Small Cap Value Trust	16,198,117.101	760,458.493	594,349.685
Small Company Trust	698,499.917	32,524.303	9,778.210
Small Company Growth Trust	14,631,833.734	410,147.527	493,736.955
Small Company Value Trust	17,131,036.782	623,716.445	609,412.963
U.S. Core Trust	33,018,407.408	1,069,413.762	1,304,555.831
U.S. Large Cap Trust	23,726,106.390	623,630.354	715,333.596
U.S. Multi Sector Trust	112,368,357.011	3,163,488.591	3,781,905.763
Value Trust	11,747,812.414	408,696.925	514,128.198
Value & Restructuring Trust	23,893,167.167	679,479.793	802,779.519
Vista Trust	7,457,215.763	209,564.454	247,457.861

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 5(c):	Approval of Amended Fundamental Investment Restrictions regarding Borrowing.

	Affirmative	Against	Abstain
All Cap Core Trust	35,920,397.837	1,715,755.204	1,684,428.890
All Cap Growth Trust	17,551,494.130	839,002.311	666,596.017
All Cap Value Trust	9,513,515.799	374,075.154	294,138.013
American Fundamental Holdings Trust	80,001.000	.000	.000
American Global Diversification Trust	80,001.000	.000	.000
Blue Chip Growth Trust	128,975,359.479	5,064,750.909	4,782,601.659
Capital Appreciation Trust	101,230,215.809	3,483,702.224	4,162,293.244
Classic Value Trust	3,227,660.396	217,345.234	47,971.620
Core Equity Trust	42,500,439.243	1,333,336.078	1,572,045.740
Emerging Growth Trust	2,387,787.766	127,691.189	24,550.694
Emerging Markets Value Trust	33,614,833.441	.000	.000
Emerging Small Company Trust	8,484,155.376	266,916.937	327,998.501
Equity-Income Trust	127,122,141.173	4,445,027.690	4,256,926.259
Financial Services Trust	6,689,428.174	148,654.388	165,652.165
Franklin Templeton Founding Allocation Trust	75,329,577.034	1,761,424.815	2,669,360.711
Fundamental Value Trust	77,780,489.928	2,965,093.363	2,437,857.087
Global Trust	31,138,164.372	1,244,362.729	1,717,939.818
Global Allocation Trust	23,191,616.154	458,649.642	707,467.714
Global Real Estate Trust	35,125,243.201	1,143,063.419	1,183,253.444
Health Sciences Trust	11,552,231.266	314,392.294	311,587.956
Income & Value Trust	34,565,872.990	845,891.563	1,449,639.824
International Core Trust	95,943,657.148	3,269,641.204	2,281,108.617
International Opportunities Trust	5,436,822.294	263,715.094	210,043.092
International Small Cap Trust	24,564,877.345	1,218,623.141	761,463.802
International Value Trust	88,242,537.242	3,755,562.568	3,028,722.927
Large Cap Trust	41,116,696.456	1,724,601.723	1,728,329.304
Large Cap Value Trust	24,529,984.193	1,052,654.822	644,141.532
Managed Trust	98,197,023.041	4,443,478.388	5,261,582.602
Mid Cap Intersection Trust	25,287,742.518	.000	.000
Mid Cap Stock Trust	65,040,105.062	2,710,588.401	2,294,392.130
Mid Cap Value Trust	32,873,703.108	1,013,839.876	1,015,162.968
Mid Cap Value Equity Trust	9,103,199.443	323,802.308	310,226.775
Mid Value Trust	13,514,282.003	926,911.233	206,992.442
Mutual Shares Trust	25,164,332.668	528,701.779	891,953.983
Natural Resources Trust	24,333,062.925	2,395,737.029	931,386.694
Optimized All Cap Trust	7,362,603.336	163,303.134	419,557.390
Optimized Value Trust	55,233,120.309	1,878,016.108	1,986,093.121
Overseas Equity Trust	35,533,280.935	929,984.356	1,226,797.407
Pacific Rim Trust	9,075,132.595	312,789.657	327,734.368
Real Estate Equity Trust	18,996,998.749	624,960.961	650,698.980
Real Estate Securities Trust	33,976,581.491	1,852,392.949	1,286,090.290
Science & Technology Trust	20,562,802.163	795,061.167	576,189.696
Small Cap Trust	214,091.059	5.495	3,298.026
Small Cap Growth Trust	24,150,713.186	702,964.637	840,566.333
Small Cap Intrinsic Value Trust	11,455,354.427	409,711.079	385,073.318
Small Cap Opportunities Trust	5,738,621.359	156,244.634	186,519.517
Small Cap Value Trust	16,124,075.562	822,530.534	606,319.183
Small Company Trust	694,177.549	36,846.671	9,778.210
Small Company Growth Trust	14,553,479.883	483,307.497	498,930.836
Small Company Value Trust	17,010,182.278	734,468.582	619,515.330
U.S. Core Trust	32,887,601.323	1,196,450.523	1,308,325.155
U.S. Large Cap Trust	23,652,259.655	682,593.977	730,216.708
U.S. Multi Sector Trust	111,727,184.335	3,773,358.758	3,813,208.272
Utilities Trust	9,518,718.752	666,695.146	342,263.052
Value Trust	11,680,603.045	456,422.617	533,611.875
Value & Restructuring Trust	23,782,252.806	782,586.045	810,587.628
Vista Trust	7,400,784.605	264,710.817	248,742.656

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 5(d):	Approval of Amended Fundamental Investment Restrictions regarding Underwriting.

	Affirmative	Against	Abstain
All Cap Core Trust	36,149,217.121	1,622,258.607	1,549,106.203
All Cap Growth Trust	17,664,105.253	722,782.290	670,204.915
All Cap Value Trust	9,546,873.567	340,717.386	294,138.013
American Fundamental Holdings Trust	80,001.000	.000	.000
American Global Diversification Trust	80,001.000	.000	.000
Blue Chip Growth Trust	129,447,776.500	4,592,546.703	4,782,388.844
Capital Appreciation Trust	101,895,819.313	2,812,062.841	4,168,329.123
Classic Value Trust	3,237,302.874	207,702.756	47,971.620
Core Equity Trust	43,235,738.113	598,037.208	1,572,045.740
Emerging Growth Trust	2,387,787.766	127,691.189	24,550.694
Emerging Markets Value Trust	33,614,833.441	.000	.000
Emerging Small Company Trust	8,504,744.856	237,673.468	336,652.490
Equity-Income Trust	127,822,793.436	3,850,433.129	4,150,868.557
Financial Services Trust	6,696,642.462	142,505.487	164,586.778
Franklin Templeton Founding Allocation Trust	75,306,725.371	1,902,798.303	2,550,838.886
Fundamental Value Trust	78,116,343.318	2,562,251.184	2,504,845.876
Global Trust	31,056,024.702	1,371,085.111	1,673,357.106
Global Allocation Trust	23,275,599.548	359,407.930	722,726.032
Global Real Estate Trust	35,229,717.743	1,022,227.507	1,199,614.814
Health Sciences Trust	11,603,949.256	270,087.084	304,175.176
Income & Value Trust	34,560,689.319	850,118.165	1,450,596.893
International Core Trust	96,217,249.226	3,143,937.742	2,133,220.001
International Opportunities Trust	5,392,629.847	289,259.157	228,691.476
International Small Cap Trust	24,879,980.618	879,532.511	785,451.159
International Value Trust	88,687,676.900	3,321,955.461	3,017,190.376
Large Cap Trust	41,404,335.461	1,456,946.848	1,708,345.174
Large Cap Value Trust	24,871,482.577	731,550.461	623,747.509
Managed Trust	98,257,364.693	4,279,951.700	5,364,767.638
Mid Cap Intersection Trust	25,287,742.518	.000	.000
Mid Cap Stock Trust	65,482,082.057	2,259,814.023	2,303,189.513
Mid Cap Value Trust	33,101,223.063	802,476.628	999,006.261
Mid Cap Value Equity Trust	9,134,603.281	291,193.966	311,431.279
Mid Value Trust	13,532,459.508	909,162.978	206,563.192
Mutual Shares Trust	25,156,696.848	575,940.592	852,350.990
Natural Resources Trust	24,547,523.333	2,050,006.271	1,062,657.044
Optimized All Cap Trust	7,364,496.224	162,195.258	418,772.378
Optimized Value Trust	55,450,261.378	1,660,875.039	1,986,093.121
Overseas Equity Trust	35,643,037.790	799,724.371	1,247,300.537
Pacific Rim Trust	9,085,023.221	276,675.114	353,958.285
Real Estate Equity Trust	19,054,528.114	559,902.374	658,228.202
Real Estate Securities Trust	34,276,900.932	1,551,983.504	1,286,180.294
Science & Technology Trust	20,617,386.217	735,629.534	581,037.275
Small Cap Trust	214,091.059	5.495	3,298.026
Small Cap Growth Trust	24,107,362.113	706,218.454	880,663.589
Small Cap Intrinsic Value Trust	11,496,690.852	366,917.857	386,530.115
Small Cap Opportunities Trust	5,730,194.261	164,383.347	186,807.902
Small Cap Value Trust	16,187,570.145	769,502.743	595,852.391
Small Company Trust	694,177.549	36,846.671	9,778.210
Small Company Growth Trust	14,598,953.584	433,325.028	503,439.604
Small Company Value Trust	17,088,390.671	669,121.460	606,654.059
U.S. Core Trust	33,004,040.190	1,082,836.003	1,305,500.808
U.S. Large Cap Trust	23,714,329.867	627,123.147	723,617.326
U.S. Multi Sector Trust	112,085,600.075	3,381,858.504	3,846,292.786
Utilities Trust	9,564,182.693	537,271.444	426,222.813
Value Trust	11,770,192.777	393,380.646	507,064.114
Value & Restructuring Trust	23,855,256.574	699,762.267	820,407.638
Vista Trust	7,427,502.424	237,052.223	249,683.431

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 5(e):	Approval of Amended Fundamental Investment Restrictions regarding Real Estate.

	Affirmative	Against	Abstain
All Cap Core Trust	36,218,313.254	1,471,003.534	1,631,265.143
All Cap Growth Trust	17,605,010.028	783,955.271	668,127.159
All Cap Value Trust	9,519,014.014	368,576.939	294,138.013
American Fundamental Holdings Trust	80,001.000	.000	.000
American Global Diversification Trust	80,001.000	.000	.000
Blue Chip Growth Trust	129,304,475.645	4,843,865.233	4,674,371.169
Capital Appreciation Trust	101,679,620.335	3,067,326.603	4,129,264.339
Classic Value Trust	3,237,302.874	207,702.756	47,971.620
Core Equity Trust	43,073,987.413	759,787.908	1,572,045.740
Emerging Growth Trust	2,387,787.766	127,691.189	24,550.694
Emerging Markets Value Trust	33,614,833.441	.000	.000
Emerging Small Company Trust	8,498,947.143	251,024.051	329,099.620
Equity-Income Trust	127,770,175.181	4,054,701.295	3,999,218.646
Financial Services Trust	6,699,493.297	137,820.094	166,421.336
Franklin Templeton Founding Allocation Trust	75,363,196.505	1,846,327.169	2,550,838.886
Fundamental Value Trust	78,042,180.955	2,714,132.667	2,427,126.756
Global Trust	31,179,067.336	1,198,856.952	1,722,542.631
Global Allocation Trust	23,196,195.797	431,025.025	730,512.688
Global Real Estate Trust	35,214,742.190	1,067,262.245	1,169,555.629
Health Sciences Trust	11,558,375.295	296,718.908	323,117.313
Income & Value Trust	34,400,003.822	1,010,803.662	1,450,596.893
International Core Trust	96,281,518.022	3,079,668.946	2,133,220.001
International Opportunities Trust	5,427,920.268	250,662.558	231,997.654
International Small Cap Trust	24,895,371.999	867,069.571	782,522.718
International Value Trust	88,644,080.304	3,412,312.000	2,970,430.433
Large Cap Trust	41,294,593.183	1,593,369.753	1,681,664.547
Large Cap Value Trust	24,409,538.411	1,137,630.431	679,611.705
Managed Trust	98,195,661.749	4,418,740.540	5,287,681.742
Mid Cap Intersection Trust	25,287,742.518	.000	.000
Mid Cap Stock Trust	65,641,726.785	2,132,494.192	2,270,864.616
Mid Cap Value Trust	33,059,044.610	862,290.721	981,370.621
Mid Cap Value Equity Trust	9,135,268.666	299,416.372	302,543.488
Mid Value Trust	13,523,795.868	917,826.618	206,563.192
Mutual Shares Trust	25,175,566.182	557,071.258	852,350.990
Natural Resources Trust	24,534,241.686	2,115,321.016	1,010,623.946
Optimized All Cap Trust	7,364,496.224	161,553.503	419,414.133
Optimized Value Trust	55,476,859.859	1,638,614.413	1,981,755.266
Overseas Equity Trust	35,727,035.522	786,349.110	1,176,678.066
Pacific Rim Trust	9,096,711.078	277,563.747	341,381.795
Real Estate Equity Trust	19,047,296.822	583,974.556	641,387.312
Real Estate Securities Trust	34,245,150.442	1,610,343.269	1,259,571.019
Science & Technology Trust	20,634,931.682	729,506.950	569,614.394
Small Cap Trust	214,091.059	5.495	3,298.026
Small Cap Growth Trust	24,205,588.846	657,207.890	831,447.420
Small Cap Intrinsic Value Trust	11,499,021.300	375,336.818	375,780.706
Small Cap Opportunities Trust	5,720,485.080	174,092.528	186,807.902
Small Cap Value Trust	16,158,594.460	805,331.933	588,998.886
Small Company Trust	694,483.996	36,540.224	9,778.210
Small Company Growth Trust	14,594,562.101	451,382.854	489,773.261
Small Company Value Trust	17,124,628.037	653,675.470	585,862.683
U.S. Core Trust	32,956,789.633	1,132,442.596	1,303,144.772
U.S. Large Cap Trust	23,675,734.823	663,504.670	725,830.847
U.S. Multi Sector Trust	112,064,613.318	3,505,136.372	3,744,001.675
Utilities Trust	9,549,934.609	551,519.528	426,222.813
Value Trust	11,756,580.457	388,502.159	525,554.921
Value & Restructuring Trust	23,847,006.335	728,461.373	799,958.771
Vista Trust	7,429,018.065	242,478.362	242,741.651

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 5(f):	Approval of Amended Fundamental Investment Restrictions regarding Commodities.

	Affirmative	Against	Abstain
All Cap Core Trust	36,147,658.690	1,652,975.491	1,519,947.750
All Cap Growth Trust	17,568,003.518	822,546.169	666,542.771
All Cap Value Trust	9,513,927.956	373,662.997	294,138.013
American Fundamental Holdings Trust	80,001.000	.000	.000
American Global Diversification Trust	80,001.000	.000	.000
Blue Chip Growth Trust	129,158,164.419	4,957,715.266	4,706,832.362
Capital Appreciation Trust	101,612,209.956	3,109,958.172	4,154,043.149
Classic Value Trust	3,237,302.874	207,702.756	47,971.620
Core Equity Trust	43,001,937.229	831,838.092	1,572,045.740
Emerging Growth Trust	2,387,787.766	127,691.189	24,550.694
Emerging Markets Value Trust	33,614,833.441	.000	.000
Emerging Small Company Trust	8,502,822.772	247,148.422	329,099.620
Equity-Income Trust	127,620,146.195	4,131,447.613	4,072,501.314
Financial Services Trust	6,687,121.284	150,192.107	166,421.336
Franklin Templeton Founding Allocation Trust	75,221,756.417	1,987,767.257	2,550,838.886
Fundamental Value Trust	78,024,588.074	2,709,163.538	2,449,688.766
Global Trust	31,026,729.194	1,366,757.899	1,706,979.826
Global Allocation Trust	23,211,241.544	422,454.221	724,037.745
Global Real Estate Trust	35,201,590.121	1,057,502.161	1,192,467.782
Health Sciences Trust	11,575,544.661	292,682.574	309,984.281
Income & Value Trust	34,387,660.596	1,014,430.824	1,459,312.957
International Core Trust	96,066,640.458	3,294,546.510	2,133,220.001
International Opportunities Trust	5,375,427.800	306,461.204	228,691.476
International Small Cap Trust	24,816,884.353	942,628.776	785,451.159
International Value Trust	88,650,812.859	3,371,285.880	3,004,723.998
Large Cap Trust	41,160,737.042	1,711,622.424	1,697,268.017
Large Cap Value Trust	24,504,711.490	1,098,321.548	623,747.509
Managed Trust	98,261,710.557	4,325,548.316	5,314,825.158
Mid Cap Intersection Trust	25,287,742.518	.000	.000
Mid Cap Stock Trust	65,502,507.554	2,245,243.035	2,297,335.004
Mid Cap Value Trust	33,032,441.034	844,555.435	1,025,709.483
Mid Cap Value Equity Trust	9,133,511.894	292,917.157	310,799.475
Mid Value Trust	13,529,284.982	912,337.504	206,563.192
Mutual Shares Trust	25,128,305.357	604,332.083	852,350.990
Natural Resources Trust	24,500,723.072	2,097,246.882	1,062,216.694
Optimized All Cap Trust	7,364,496.224	161,553.503	419,414.133
Optimized Value Trust	55,450,261.437	1,665,212.835	1,981,755.266
Overseas Equity Trust	35,668,825.557	824,055.945	1,197,181.196
Pacific Rim Trust	9,090,547.378	283,727.447	341,381.795
Real Estate Equity Trust	19,038,921.637	578,986.828	654,750.225
Real Estate Securities Trust	34,139,880.910	1,690,476.809	1,284,707.011
Science & Technology Trust	20,617,065.717	740,918.755	576,068.554
Small Cap Trust	214,091.059	5.495	3,298.026
Small Cap Growth Trust	24,157,098.334	707,784.569	829,361.253
Small Cap Intrinsic Value Trust	11,496,579.950	367,972.900	385,765.974
Small Cap Opportunities Trust	5,693,520.162	201,057.446	186,807.902
Small Cap Value Trust	16,141,442.620	817,061.692	594,420.967
Small Company Trust	692,576.408	38,447.812	9,778.210
Small Company Growth Trust	14,588,164.077	446,566.725	500,987.414
Small Company Value Trust	17,051,158.187	701,575.643	611,432.360
U.S. Core Trust	32,934,824.911	1,134,071.530	1,323,480.560
U.S. Large Cap Trust	23,698,196.985	651,539.759	715,333.596
U.S. Multi Sector Trust	112,030,180.171	3,453,855.243	3,829,715.951
Utilities Trust	9,563,781.515	537,672.622	426,222.813
Value Trust	11,783,707.368	384,978.619	501,951.550
Value & Restructuring Trust	23,836,249.554	723,170.617	816,006.308
Vista Trust	7,427,439.268	237,608.848	249,189.962

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 5(g):	Approval of Amended Fundamental Investment Restrictions regarding Loans.

	Affirmative	Against	Abstain
All Cap Core Trust	36,104,914.150	1,572,336.606	1,643,331.175
All Cap Growth Trust	17,566,174.151	819,869.162	671,049.145
All Cap Value Trust	9,517,165.531	385,022.651	279,540.784
American Fundamental Holdings Trust	80,001.000	.000	.000
American Global Diversification Trust	80,001.000	.000	.000
Blue Chip Growth Trust	128,857,422.644	5,219,158.414	4,746,130.989
Capital Appreciation Trust	101,459,539.159	3,241,193.420	4,175,478.698
Classic Value Trust	3,227,660.396	217,345.234	47,971.620
Core Equity Trust	42,947,779.027	885,996.294	1,572,045.740
Emerging Growth Trust	2,387,787.766	127,691.189	24,550.694
Emerging Markets Value Trust	33,614,833.441	.000	.000
Emerging Small Company Trust	8,493,417.308	258,467.500	327,186.006
Equity-Income Trust	127,349,867.111	4,414,967.780	4,059,260.231
Financial Services Trust	6,685,920.893	151,392.498	166,421.336
Franklin Templeton Founding Allocation Trust	75,027,618.020	2,063,383.829	2,669,360.711
Fundamental Value Trust	77,800,503.032	2,943,153.065	2,439,784.281
Global Trust	31,042,390.004	1,337,549.110	1,720,527.805
Global Allocation Trust	23,130,388.143	475,346.990	751,998.377
Global Real Estate Trust	35,144,056.960	1,129,369.093	1,178,134.011
Health Sciences Trust	11,516,972.263	333,371.415	327,867.838
Income & Value Trust	34,441,473.049	972,168.266	1,447,763.062
International Core Trust	96,013,947.709	3,422,418.704	2,058,040.556
International Opportunities Trust	5,407,570.246	294,588.006	208,422.228
International Small Cap Trust	24,640,523.354	1,146,150.318	758,290.616
International Value Trust	88,469,115.968	3,611,525.471	2,946,181.298
Large Cap Trust	41,246,902.299	1,619,015.117	1,703,710.067
Large Cap Value Trust	24,474,089.285	1,146,792.022	605,899.240
Managed Trust	98,032,714.172	4,560,409.287	5,308,960.572
Mid Cap Intersection Trust	25,287,742.518	.000	.000
Mid Cap Stock Trust	65,229,619.816	2,533,769.529	2,281,696.248
Mid Cap Value Trust	32,971,797.443	942,088.882	988,819.627
Mid Cap Value Equity Trust	9,117,108.367	316,793.450	303,326.709
Mid Value Trust	13,485,289.830	956,332.656	206,563.192
Mutual Shares Trust	25,063,435.672	629,598.775	891,953.983
Natural Resources Trust	24,270,271.729	2,465,078.240	924,836.679
Optimized All Cap Trust	7,362,603.336	164,088.146	418,772.378
Optimized Value Trust	55,293,870.606	1,817,265.811	1,986,093.121
Overseas Equity Trust	35,606,017.027	857,248.264	1,226,797.407
Pacific Rim Trust	9,083,108.265	317,390.487	315,157.868
Real Estate Equity Trust	19,009,685.223	617,653.204	645,320.263
Real Estate Securities Trust	34,111,607.804	1,740,717.357	1,262,739.569
Science & Technology Trust	20,560,994.972	794,395.907	578,662.147
Small Cap Trust	214,091.059	5.495	3,298.026
Small Cap Growth Trust	24,101,741.601	740,205.643	852,296.912
Small Cap Intrinsic Value Trust	11,473,885.445	399,525.401	376,727.978
Small Cap Opportunities Trust	5,695,879.934	198,697.674	186,807.902
Small Cap Value Trust	16,131,122.236	831,372.733	590,430.310
Small Company Trust	690,161.629	40,862.591	9,778.210
Small Company Growth Trust	14,566,728.340	476,488.992	492,500.884
Small Company Value Trust	17,056,563.183	727,927.340	579,675.667
U.S. Core Trust	32,893,177.250	1,188,414.472	1,310,785.279
U.S. Large Cap Trust	23,676,936.066	682,289.286	705,844.988
U.S. Multi Sector Trust	111,841,142.308	3,709,158.723	3,763,450.334
Utilities Trust	9,518,718.752	679,008.728	329,949.470
Value Trust	11,718,137.617	421,644.403	530,855.517
Value & Restructuring Trust	23,797,683.582	772,804.759	804,938.138
Vista Trust	7,412,763.570	258,121.125	243,353.383

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 5(h):	Approval of Amended Fundamental Investment Restrictions regarding Senior Securities.

	Affirmative	Against	Abstain
All Cap Core Trust	36,171,524.002	1,487,256.854	1,661,801.075
All Cap Growth Trust	17,610,391.999	774,909.098	671,791.361
All Cap Value Trust	9,527,052.479	360,538.474	294,138.013
American Fundamental Holdings Trust	80,001.000	.000	.000
American Global Diversification Trust	80,001.000	.000	.000
Blue Chip Growth Trust	129,435,257.329	4,653,234.995	4,734,219.723
Capital Appreciation Trust	101,717,034.013	2,974,383.880	4,184,793.384
Classic Value Trust	3,237,302.874	207,702.756	47,971.620
Core Equity Trust	43,199,136.344	634,638.977	1,572,045.740
Emerging Growth Trust	2,387,787.766	127,691.189	24,550.694
Emerging Markets Value Trust	33,614,833.441	.000	.000
Emerging Small Company Trust	8,513,987.913	236,114.619	328,968.282
Equity-Income Trust	127,773,740.699	3,869,287.959	4,181,066.464
Financial Services Trust	6,699,832.775	139,579.579	164,322.373
Franklin Templeton Founding Allocation Trust	75,304,277.764	1,905,245.910	2,550,838.886
Fundamental Value Trust	78,133,993.015	2,581,273.656	2,468,173.707
Global Trust	30,934,898.240	1,489,623.620	1,675,945.059
Global Allocation Trust	23,258,740.489	354,781.300	744,211.721
Global Real Estate Trust	35,243,587.209	1,039,435.769	1,168,537.086
Health Sciences Trust	11,583,048.730	269,776.210	325,386.576
Income & Value Trust	34,412,870.258	970,856.000	1,477,678.119
International Core Trust	96,353,367.740	2,861,512.909	2,279,526.320
International Opportunities Trust	5,416,665.318	253,080.298	240,834.864
International Small Cap Trust	24,914,971.952	828,915.856	801,076.480
International Value Trust	88,879,294.116	3,130,663.236	3,016,865.385
Large Cap Trust	41,242,769.135	1,613,519.682	1,713,338.666
Large Cap Value Trust	24,525,254.612	981,092.980	720,432.955
Managed Trust	98,209,366.717	4,405,486.711	5,287,230.603
Mid Cap Intersection Trust	25,287,742.518	.000	.000
Mid Cap Stock Trust	65,796,840.996	1,938,162.578	2,310,082.019
Mid Cap Value Trust	33,199,137.265	708,656.479	994,912.208
Mid Cap Value Equity Trust	9,149,325.394	282,087.251	305,815.881
Mid Value Trust	13,506,799.124	933,419.788	207,966.766
Mutual Shares Trust	25,155,879.041	576,758.399	852,350.990
Natural Resources Trust	24,497,351.959	2,060,053.944	1,102,780.745
Optimized All Cap Trust	7,364,496.223	161,410.247	419,557.390
Optimized Value Trust	55,450,261.378	1,660,875.039	1,986,093.121
Overseas Equity Trust	35,686,287.024	824,875.591	1,178,900.083
Pacific Rim Trust	9,089,336.117	279,400.997	346,919.506
Real Estate Equity Trust	19,066,290.082	565,152.478	641,216.130
Real Estate Securities Trust	34,280,606.723	1,566,250.090	1,268,207.917
Science & Technology Trust	20,636,545.480	718,508.339	578,999.207
Small Cap Trust	214,091.059	5.495	3,298.026
Small Cap Growth Trust	24,175,603.508	664,930.270	853,710.378
Small Cap Intrinsic Value Trust	11,478,848.987	394,561.859	376,727.978
Small Cap Opportunities Trust	5,737,622.637	157,050.461	186,712.412
Small Cap Value Trust	16,238,569.115	720,269.632	594,086.532
Small Company Trust	694,483.996	36,540.224	9,778.210
Small Company Growth Trust	14,612,112.575	432,830.813	490,774.828
Small Company Value Trust	17,107,303.963	654,904.675	601,957.552
U.S. Core Trust	32,994,751.851	1,074,201.006	1,323,424.144
U.S. Large Cap Trust	23,707,735.974	633,452.453	723,881.913
U.S. Multi Sector Trust	112,198,388.155	3,356,717.703	3,758,645.507
Utilities Trust	9,578,460.076	522,994.061	426,222.813
Value Trust	11,785,383.655	351,830.039	533,423.843
Value & Restructuring Trust	23,868,510.724	707,747.998	799,167.757
Vista Trust	7,439,474.414	229,466.122	245,297.542

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 1(a):	Approval of Agreement and Plan of Reorganization providing for the combination of the Dynamic Growth Trust into the Mid Cap Stock Trust.

At the meeting held on April 14, 2008, the proposal was approved by the shareholders of the Dynamic Growth Trust. The number of votes FOR or AGAINST or which ABSTAINED from voting is set forth below:

	FOR	AGAINST	ABSTAINED
Dynamic Growth Trust	31,734,049.630	976,592.735	2,659,468.247

Proposal 1(b):	Approval of Agreement and Plan of Reorganization providing for the combination of the Growth & Income Trust into the Quantitative All Cap Trust.

At the meeting held on April 14, 2008, the proposal was approved by the shareholders of the Growth & Income Trust. The number of votes FOR or AGAINST or which ABSTAINED from voting is set forth below:

	FOR	AGAINST	ABSTAINED
Growth & Income Trust	128,665,558.316	7,720,202.277	13,899,841.920

Proposal 1(c):	Approval of Agreement and Plan of Reorganization providing for the combination of the Quantitative Mid Cap Trust into the Mid Cap Index Trust.

At the meeting held on April 14, 2008, the proposal was approved by the shareholders of the Quantitative Mid Cap Trust. The number of votes FOR or AGAINST or which ABSTAINED from voting is set forth below:

	FOR	AGAINST	ABSTAINED
Quantitative Mid Cap Trust	3,605,520.294	202,295.684	197,661.242

Proposal 1(d):	Approval of Agreement and Plan of Reorganization providing for the combination of the U.S. Global Leaders Growth Trust into the Blue Chip Growth Trust.

At the meeting held on April 14, 2008, the proposal was approved by the shareholders of the U.S. Global Leaders Growth Trust. The number of votes FOR or AGAINST or which ABSTAINED from voting is set forth below:

	FOR	AGAINST	ABSTAINED
U.S. Global Leaders Growth Trust	4,838,079.985	78,237.937	369,235.128

John Hancock Trust
For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

John Hancock Trust
President’s Message

To Our Shareholders:

The financial markets battled a laundry list of ills and produced negative results in the first half of 2008. The worst housing slump since the Great Depression, combined with a subprime mortgage-induced credit crunch, an anemic economy bordering on recession and skyrocketing oil prices that sparked inflation fears, sent the markets tumbling to the edge of bear market territory. For the six months ended June 30, 2008, the Standard & Poor’s 500 Index returned –11.91%, led down by financial stocks, which were the most severely impacted by the credit crisis. The pain was felt in financial markets around the world, amid inflation fears and the spillover effects of the U.S. credit mess.

Bonds held up better in the six-month period, as the Federal Reserve Board continued its aggressive rate-cutting program to help bolster the economy and stabilize the credit markets. For the first half of 2008, the Lehman Brothers U.S. Aggregate Index — a broad measure of bond market performance — returned 1.13%. But even bonds struggled in June, amid signs that the credit crisis was still with us and that inflation was a growing threat.

At such trying times as these, with negative sentiment abounding and markets on the decline, the impulse to flee is understandable. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Investing should be like a marathon, not a sprint. Working with your investment professional on your long-term plan is especially critical in turbulent times to avoid making emotional decisions.

Financial markets have always moved in cycles. While no one knows when it will occur, there will be an upturn and new leaders will emerge. If you try to time the markets, you could miss the move up. That’s why diversification and patience are considered to be more prudent strategies.

On a technical note, you may notice inside this report that we have replaced full detailed portfolio listings with shorter summary portfolios that list the top 50 issuers, an option allowed by the SEC. Full portfolio listings must still be filed with the SEC and made available to contract owners on request. We’ve heard from several shareholders asking if we could forgo the mailing entirely or at least lower the costs. Our move is in part a response to your comments, as well as being part of our regular ongoing efforts to keep portfolio costs down. We estimate the print and mail cost savings to the Trust to be approximately $700,000 per year.

Sincerely,

/s/ Keith F. Hartstein

Keith F. Hartstein
President and Chief Executive Officer

2

John Hancock Trust
Semiannual Report — Table of Contents

Shareholder Expense Example	4
Portfolio of Investments (See below for each Portfolio’s page #)	7–47
Statements of Assets and Liabilities	48
Statements of Operations	52
Statements of Changes in Net Assets	56
Financial Highlights	59
Notes to Financial Statements	67
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	108
Special Shareholder Meeting	122
For More Information	127

Portfolio	Portfolio of Investments
Active Bond Trust	7
Core Bond Trust	9
Floating Rate Income	11
Global Bond Trust	13
High Income Trust	16
High Yield Trust	18
Income Trust	21
Investment Quality Bond Trust	23
Money Market Trust	25
Money Market Trust B	26
Real Return Bond Trust	26
Short-Term Bond Trust	29
Spectrum Income Trust	31
Strategic Bond Trust	34
Strategic Income Trust	37
Total Return Trust	40
U.S. Government Securities Trust	42
U.S. High Yield Bond Trust	44

3

John Hancock Trust
Shareholder Expense Example

As a shareholder of John Hancock Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period * 1/1/2008– 6/30/2008	Annualized Expense Ratio
Active Bond
Series I — Actual	$1,000.00	$986.70	$3.36	0.68%
Series I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.50	3.42	0.68%
Series II — Actual	1,000.00	986.40	4.35	0.88%
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.50	4.42	0.88%
Series NAV — Actual	1,000.00	987.90	3.11	0.63%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.70	3.17	0.63%
Core Bond
Series I — Actual	$1,000.00	$1,014.30	$4.01	0.80%
Series I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.90	4.02	0.80%
Series II — Actual	1,000.00	1,013.20	5.01	1.00%
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.90	5.02	1.00%
Series NAV — Actual	1,000.00	1,014.50	3.76	0.75%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.10	3.77	0.75%
Floating Rate Income **
Series NAV — Actual	$1,000.00	$1,025.60	$3.71	0.74%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.20	3.72	0.74%
Global Bond
Series I — Actual	$1,000.00	$1,038.50	$4.41	0.87%
Series I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.50	4.37	0.87%
Series II — Actual	1,000.00	1,037.70	5.42	1.07%
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.50	5.37	1.07%
Series NAV — Actual	1,000.00	1,038.70	4.16	0.82%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.80	4.12	0.82%
High Income
Series II — Actual	$1,000.00	$884.20	$4.59	0.98%
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.00	4.92	0.98%
Series NAV — Actual	1,000.00	881.90	3.42	0.73%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.20	3.67	0.73%

4

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period * 1/1/2008– 6/30/2008	Annualized Expense Ratio
High Yield
Series I — Actual	$1,000.00	$981.60	$3.74	0.76%
Series I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.10	3.82	0.76%
Series II — Actual	1,000.00	980.30	4.73	0.96%
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.10	4.82	0.96%
Series NAV — Actual	1,000.00	981.60	3.50	0.71%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.30	3.57	0.71%
Income
Series NAV — Actual	$1,000.00	$954.80	$4.18	0.86%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.60	4.32	0.86%
Investment Quality Bond
Series I — Actual	$1,000.00	$1,000.10	$3.53	0.71%
Series I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.30	3.57	0.71%
Series II — Actual	1,000.00	999.70	4.52	0.91%
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.30	4.57	0.91%
Series NAV — Actual	1,000.00	1,001.10	3.28	0.66%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.60	3.32	0.66%
Money Market
Series I — Actual	$1,000.00	$1,010.80	$2.80	0.56%
Series I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,022.10	2.82	0.56%
Series II — Actual	1,000.00	1,009.80	3.80	0.76%
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.10	3.82	0.76%
Money Market B
Series NAV — Actual	$1,000.00	$1,012.80	$1.40	0.28%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,023.50	1.41	0.28%
Real Return Bond
Series I — Actual	$1,000.00	$1,039.40	$4.11	0.81%
Series I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.80	4.07	0.81%
Series II — Actual	1,000.00	1,038.60	5.12	1.01%
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.80	5.07	1.01%
Series NAV — Actual	1,000.00	1,039.80	3.85	0.76%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.10	3.82	0.76%
Short Term Bond
Series NAV — Actual	$1,000.00	$986.20	$3.11	0.63%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.70	3.17	0.63%
Spectrum Income
Series NAV — Actual	$1,000.00	$987.20	$4.15	0.84%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.70	4.22	0.84%
Strategic Bond
Series I — Actual	$1,000.00	$964.40	$3.91	0.80%
Series I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.90	4.02	0.80%
Series II — Actual	1,000.00	964.10	4.88	1.00%
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.90	5.02	1.00%
Series NAV — Actual	1,000.00	963.50	3.71	0.76%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.10	3.82	0.76%
Strategic Income
Series I — Actual	$1,000.00	$1,008.60	$4.05	0.81%
Series I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.80	4.07	0.81%
Series II — Actual	1,000.00	1,008.20	5.04	1.01%
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.80	5.07	1.01%
Series NAV — Actual	1,000.00	1,009.40	3.80	0.76%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.10	3.82	0.76%

5

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period * 1/1/2008– 6/30/2008	Annualized Expense Ratio
Total Return
Series I — Actual	$1,000.00	$1,013.90	$3.96	0.79%
Series I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.90	3.97	0.79%
Series II — Actual	1,000.00	1,012.80	4.95	0.99%
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.90	4.97	0.99%
Series NAV — Actual	1,000.00	1,014.70	3.71	0.74%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.20	3.72	0.74%
U.S. Government Securities
Series I — Actual	$1,000.00	$976.90	$3.64	0.74%
Series I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.20	3.72	0.74%
Series II — Actual	1,000.00	976.60	4.62	0.94%
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.20	4.72	0.94%
Series NAV — Actual	1,000.00	977.70	3.39	0.69%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.40	3.47	0.69%
U.S. High Yield Bond
Series I — Actual	$1,000.00	$994.40	$4.12	0.83%
Series I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.70	4.17	0.83%
Series II — Actual	1,000.00	993.20	5.10	1.03%
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.70	5.17	1.03%
Series NAV — Actual	1,000.00	995.30	3.87	0.78%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

**	Floating Rate Income commenced operations on January 2, 2008. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 366 (to reflect the one-half year period).

6

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

This section shows the funds’ 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the funds’ total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge. If you are an annuity contract owner call 1-800-344-1029. If you are a life insurance contract owner call 1-800-387-2747. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

Active Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 3.94%
U.S. Treasury Bonds - 0.37%
5.000%, due 05/15/2037	8,282,000	$8,900,566	0.37%
U.S. Treasury Notes - 3.57%
3.875%, due 05/15/2018	47,396,000	46,959,057	1.92%
3.500%, due 05/31/2013 (f)	22,515,000	22,682,106	0.93%
2.000 to 4.750%, due 2/28/2010 to 5/15/2014 (f)		17,456,605	0.72%
		87,097,768

TOTAL U.S. TREASURY OBLIGATIONS (Cost $95,887,023)		$95,998,334
U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.44%
Federal Home Loan Bank - 0.59%
5.901%, due 09/01/2036 (a)	14,076,609	14,381,058	0.59%
Federal Home Loan Mortgage Corp. - 3.34%
6.000%, due 05/01/2038	10,484,857	10,612,231	0.44%
5.833%, due 03/01/2037 (a)	7,756,082	7,927,763	0.33%
5.500%, due 08/23/2017	25,000,000	26,347,527	1.08%
5.500%, due 03/01/2036	18,817,560	18,591,161	0.76%
5.000 to 6.000%, due 3/21/2011 to 8/1/2037		17,901,672	0.73%
		81,380,354
Federal National Mortgage Association - 30.98%
6.500%, due 07/01/2037	10,307,628	10,618,466	0.44%
6.000%, due 05/01/2035	9,261,713	9,388,339	0.39%
6.000%, due 02/01/2036	26,630,892	26,982,503	1.11%
6.000%, due 02/01/2036	28,797,629	29,191,347	1.21%
6.000%, due 04/01/2036	10,568,771	10,690,147	0.44%
6.000%, due 09/01/2036	11,976,573	12,112,245	0.50%
6.000%, due 07/01/2037	10,742,784	10,851,051	0.45%
6.000%, due 01/01/2038	17,129,790	17,302,425	0.71%
6.000% TBA **	64,930,000	65,493,065	2.70%
6.000% TBA **	13,555,000	13,883,286	0.57%
5.500%, due 09/01/2034	8,639,404	8,555,709	0.35%
5.500%, due 02/01/2035	15,283,368	15,130,534	0.62%
5.500%, due 05/01/2035	17,061,963	16,902,007	0.69%
5.500%, due 06/01/2035	10,310,748	10,207,640	0.42%
5.500%, due 04/01/2036	23,949,940	23,665,535	0.97%
5.500%, due 01/01/2037	7,773,862	7,674,260	0.31%
5.500%, due 01/01/2037	11,660,988	11,529,802	0.47%
5.500%, due 02/01/2037	14,212,428	14,025,890	0.58%
5.500%, due 07/01/2037	16,877,618	16,650,825	0.68%
5.500%, due 12/01/2037	8,993,300	8,872,453	0.36%
5.500%, due 06/01/2038	8,455,845	8,342,220	0.34%
5.500% TBA **	49,095,000	48,376,469	1.99%
5.500% TBA **	16,900,000	17,012,226	0.70%
5.000%, due 06/01/2023	22,100,000	21,881,590	0.90%
5.000%, due 08/01/2035	10,133,167	9,749,215	0.40%
5.000%, due 05/01/2036	18,951,242	$18,227,246	0.75%
5.000%, due 11/01/2036	19,601,657	18,852,813	0.77%
5.000%, due 03/01/2038	9,961,523	9,556,058	0.39%
5.000%, due 03/01/2038	18,313,614	17,568,193	0.72%
5.000% TBA **	29,500,000	28,273,921	1.17%
5.000% TBA **	43,900,000	43,406,124	1.79%
4.500% TBA **	40,820,000	39,464,649	1.63%
3.781 to 7.500%, due 9/15/2009 to 10/25/2041 (a) (f)		134,378,078	5.46%
		754,816,331
Government National Mortgage Association - 0.53%		12,870,968	0.53%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $858,861,152)		$863,448,711
FOREIGN GOVERNMENT OBLIGATIONS - 0.61%
Argentina - 0.11%		2,788,933	0.11%
Canada - 0.01%		275,735	0.01%
Colombia - 0.06%		1,374,379	0.06%
Denmark - 0.01%		256,529	0.01%
Germany - 0.14%		3,373,148	0.14%
Japan - 0.09%		2,201,582	0.09%
Mexico - 0.09%		2,117,310	0.09%
Panama - 0.02%		601,695	0.02%
Peru - 0.01%		181,078	0.01%
Philippines - 0.01%		238,261	0.01%
Sweden - 0.02%		550,587	0.02%
Ukraine - 0.02%		486,250	0.02%
United Kingdom - 0.02%		480,035	0.02%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $13,369,195)		$14,925,522
CORPORATE BONDS - 36.93%
Basic Materials - 1.21%		29,451,771	1.21%
Communications - 4.53%
Sprint Capital Corp.
8.750%, due 03/15/2032	10,630,000	10,125,074	0.41%
OTHER SECURITIES		100,404,397	4.12%
		110,529,471
Consumer, Cyclical - 2.54%		61,832,551	2.54%
Consumer, Non-cyclical - 2.98%		72,642,166	2.98%
Diversified - 0.14%		3,490,483	0.14%
Energy - 2.79%		67,994,587	2.79%

7

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financial - 17.65%
Bear Stearns
2.836 to 7.250%, due 1/31/2011 to 2/1/2018 (a)		$6,039,212	0.24%
Credit Suisse
6.500%, due 01/15/2012	491,000	509,538	0.02%
JP Morgan Chase & Company, Series L
7.900%, due 12/31/2049 (a)	8,535,000	8,002,756	0.32%
JP Morgan Chase
3.676 to 6.750%, due 2/1/2011 to 5/15/2047 (a)		7,647,971	0.31%
Lehman Brothers
3.487 to 6.875%, due 2/6/2012 to 5/2/2018 (a)		14,095,940	0.58%
Merrill Lynch
3.400 to 7.750%, due 4/25/2013 to 5/14/2038 (a)		19,123,227	0.78%
Morgan Stanley
3.184 to 6.625%, due 5/15/2010 to 4/1/2018 (a)		14,094,182	0.59%
OTHER SECURITIES		360,655,188	14.81%
		430,168,014
Industrial - 1.46%		35,512,009	1.46%
Technology - 0.23%		5,767,169	0.24%
Utilities - 3.40%
Israel Electric Corp., Ltd.
7.250%, due 01/15/2019 (c)	7,280,000	7,431,147	0.30%
OTHER SECURITIES		75,410,378	3.10%
		82,841,525

TOTAL CORPORATE BONDS (Cost $962,235,684)		$900,229,746
MUNICIPAL BONDS - 0.26%
Government - 0.26%		6,418,619	0.26%

TOTAL MUNICIPAL BONDS (Cost $6,382,256)		$6,418,619
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.09%
Bank of America
2.651 to 5.944%, due 8/10/2013 to 9/10/2047 (a) (c)		34,655,066	1.42%
Bear Stearns
0.219 to 5.565%, due 3/15/2019 to 8/13/2046 (a) (c) (d)		20,897,379	0.84%
Credit Suisse
0.171 to 6.180%, due 4/15/2008 to 12/15/2039 (a) (c) (d)		26,266,706	1.07%
Federal Home Loan Mortgage
4.750 to 7.500%, due 1/15/2031 to 8/15/2032		3,711,682	0.15%
Federal National Mortgage Association
7.500%, due 01/25/2028	346,325	368,180	0.02%
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4
5.345%, due 12/15/2044 (a)	7,990,000	7,695,931	0.31%
JP Morgan Chase
0.762 to 7.351%, due 1/25/2021 to 5/15/2045 (a) (d)		$26,626,235	1.11%
Lehman Brothers
6.450 to 7.500%, due 5/25/2037 to 7/25/2037		5,488,505	0.22%
Mastr Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1
4.980%, due 02/25/2036 (a)	8,381,012	7,732,141	0.31%
Merrill Lynch
0.080 to 6.105%, due 8/12/2020 to 2/12/2051 (a) (c) (d)		15,013,726	0.61%
Morgan Stanley
0.161 to 5.538%, due 3/25/2033 to 7/15/2056 (a) (c) (d)		17,720,820	0.73%
OTHER SECURITIES		201,748,387	8.30%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $407,022,220)		$367,924,758
ASSET BACKED SECURITIES - 5.54%
DB Master Finance LLC, Series 2006-1, Class-A2
5.779%, due 06/20/2031 (c)	15,150,000	13,940,274	0.56%
Lehman Brothers
2.823 to 2.843%, due 11/25/2035 to 2/25/2046 (a)		6,307,390	0.26%
OTHER SECURITIES		114,717,697	4.72%

TOTAL ASSET BACKED SECURITIES (Cost $175,164,992)		$134,965,361
SUPRANATIONAL OBLIGATIONS - 0.10%
Financial - 0.04%		1,056,207	0.04%
Government - 0.06%		1,406,769	0.06%

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $2,519,989)		$2,462,976
COMMON STOCKS - 0.00%
Financial - 0.00%		16	0.00%

TOTAL COMMON STOCKS (Cost $87,222)		$16
PREFERRED STOCKS - 0.32%
Communications - 0.07%		1,672,488	0.07%
Consumer, Non-cyclical - 0.08%		2,031,375	0.08%
Financial - 0.17%
Bank of America Corp., 8.00%	2,000,000	1,873,740	0.08%
Merrill Lynch & Company, Inc., Series MER, 8.625%	94,700	2,167,683	0.09%
OTHER SECURITIES		1,050	0.00%
		4,042,473

TOTAL PREFERRED STOCKS (Cost $8,312,870)		$7,746,336

8

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS - 0.03%
Consumer, Cyclical - 0.03%		$717,750	0.03%

TOTAL TERM LOANS (Cost $719,030)		$717,750
REPURCHASE AGREEMENTS - 0.65%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $15,794,789 on 07/01/2008, collateralized by $3,095,000 Federal Home Loan Mortgage Corp., zero coupon due 07/28/2008 (valued at $3,091,131, including interest) and $12,980,000 Federal National Mortgage Association, 3.20% due 05/06/2010 (valued at $13,021,536, including interest)
	15,794,000	15,794,000	0.65%

TOTAL REPURCHASE AGREEMENTS (Cost $15,794,000)		$15,794,000
SHORT TERM INVESTMENTS - 14.43%
Federal Home Loan Mortgage Corp.
zero coupon, due 07/17/2008		111,982,385	4.60%
Federal National Mortgage Association Discount Notes
2.000%, due 07/14/2008 (i)		134,777,716	5.52%
John Hancock Cash Investment Trust, 2.5657% (g) (h)	101,166,628	101,166,628	4.14%
OTHER SECURITIES		4,100,001	0.17%

TOTAL SHORT TERM INVESTMENTS (Cost $352,026,730)		$352,026,730
Total Investments (Active Bond Trust) (Cost $2,898,382,363) - 113.34%		$2,762,658,859	$113.34%
Liabilities in Excess of Other Assets - (13.34)%		(325,191,182)	(13.34)%
TOTAL NET ASSETS - 100.00%		$2,437,467,677	$100.00%

Core Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 9.18%
U.S. Treasury Bonds - 4.13%
8.875%, due 02/15/2019	965,000	$1,344,516	0.44%
6.250%, due 08/15/2023	4,374,000	5,204,036	1.73%
4.750%, due 02/15/2037	3,459,000	3,571,957	1.18%
5.000 to 6.250%, due 5/15/2030 to 5/15/2037		2,395,332	0.78%
		12,515,841
U.S. Treasury Notes - 4.86%
3.875%, due 05/15/2018	10,531,000	10,433,916	3.45%
3.375%, due 06/30/2013	1,341,000	1,341,209	0.44%
1.750 to 4.625%, due 7/31/2009 to 11/15/2017		$2,944,851	0.97%
		14,719,976
U.S. Treasury Strips - 0.19%
6.125%, due 11/15/2027	1,459,000	583,192	0.19%

TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,582,011)		$27,819,009
U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.37%
Federal Home Loan Bank - 0.66%
5.460%, due 11/27/2015	2,048,893	2,011,821	0.66%
Federal Home Loan Mortgage Corp. - 8.01%
5.500% TBA	5,000,000	4,913,672	1.61%
3.900 to 6.680%, due 10/1/2014 to 11/1/2037 (a)		15,313,636	5.07%
5.500 to 6.561%, due 7/1/2018 to 4/1/2037 (a)		4,046,850	1.33%
		24,274,158
Federal National Mortgage Association - 30.57%
6.500% TBA **	4,500,000	4,614,258	1.52%
6.000% TBA **	2,300,000	2,343,395	0.77%
5.500%, due 12/01/2018	1,706,107	1,729,701	0.57%
5.500%, due 07/01/2020	2,711,156	2,763,685	0.91%
5.500%, due 01/01/2021	7,056,568	7,193,289	2.38%
5.500%, due 05/01/2023	1,459,719	1,488,001	0.49%
5.500%, due 12/01/2030	1,912,206	1,890,694	0.62%
5.500%, due 05/01/2033	1,395,883	1,384,106	0.46%
5.500%, due 07/01/2033	1,612,836	1,599,228	0.53%
5.500%, due 07/01/2034	1,462,145	1,447,980	0.48%
5.500% TBA **	3,500,000	3,523,242	1.16%
5.500% TBA **	3,500,000	3,513,945	1.16%
5.500% TBA **	10,500,000	10,320,761	3.41%
5.000%, due 11/01/2033	1,544,357	1,489,219	0.49%
5.000%, due 12/01/2036	2,113,035	2,034,292	0.67%
5.000%, due 03/01/2038	2,332,994	2,246,053	0.74%
5.000% TBA **	7,200,000	7,040,204	1.63%
4.500%, due 06/01/2035	2,507,895	2,327,640	0.77%
4.500%, due 09/01/2037	7,507,000	6,921,469	2.29%
4.500% TBA **	2,000,000	1,928,750	0.64%
4.000%, due 05/01/2034	1,779,077	1,603,856	0.53%
4.500 to 7.000%, due 6/1/2013 to 05/01/2038 ** (a)		23,276,983	8.35%
		92,680,751
Government National Mortgage Association - 3.13%
6.500%, due 12/15/2032	1,496,098	1,560,684	0.51%
5.500%, due 12/01/2099	8,000,000	7,916,875	2.62%
		9,477,559

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $127,894,898)		$128,444,289

9

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS - 0.65%
Brazil - 0.18%		$550,530	0.18%
Mexico - 0.17%		505,261	0.17%
United Arab Emirates - 0.30%		926,412	0.30%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,963,324)		$1,982,203
CORPORATE BONDS - 20.74%
Basic Materials - 0.70%
Rio Tinto Finance USA, Ltd.
5.875%, due 07/15/2013	1,485,000	1,493,233	0.50%
OTHER SECURITIES		611,851	0.20%
		2,105,084
Communications - 2.86%
AT&T Broadband Corp.
8.375%, due 03/15/2013	1,843,000	2,028,713	0.67%
OTHER SECURITIES		6,652,512	2.19%
		8,681,225
Consumer, Cyclical - 1.55%
Daimler Chrysler
3.138%, due 03/13/2009 (a)	980,000	977,021	0.32%
DaimlerChrysler NA Holding Corp.
6.500%, due 11/15/2013	1,335,000	1,384,364	0.46%
OTHER SECURITIES		2,338,892	0.77%
		4,700,277
Consumer, Non-cyclical - 2.45%
Wyeth
6.950%, due 03/15/2011	1,302,000	1,378,287	0.45%
OTHER SECURITIES		6,060,957	2.00%
		7,439,244
Diversified - 0.18%		557,303	0.18%
Energy - 2.90%		8,774,607	2.90%
Financial - 6.57%
Citigroup
3.625 to 8.400%, due 2/9/2009 to 4/29/2049 (a)		2,088,831	0.69%
Credit Suisse
5.000 to 5.750%, due 5/15/2013 to 2/15/2018		1,295,792	0.43%
JP Morgan Chase
4.750 to 6.400%, due 5/1/2013 to 5/15/2038		1,575,411	0.52%
Morgan Stanley
5.950 to 6.625%, due 12/28/2017 to 4/1/2018		1,267,156	0.42%
Wachovia
5.800%, due 08/29/2049 (a)	380,000	258,400	0.09%
WEA Finance LLC
7.125%, due 04/15/2018 (c)	1,445,000	1,481,267	0.49%
OTHER SECURITIES		11,945,769	3.93%
		19,912,626
Government - 0.19%		$579,324	0.19%
Industrial - 0.27%		828,509	0.27%
Technology - 0.84%		2,540,525	0.84%
Utilities - 2.23%
Taqa Abu Dhabi National Energy Company
5.620%, due 10/25/2012 (c)	1,883,000	1,897,428	0.62%
OTHER SECURITIES		4,860,363	1.61%
		6,757,791

TOTAL CORPORATE BONDS (Cost $64,593,995)		$62,876,515
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.94%
Citigroup
6.299%, due 12/12/2049 (a)	987,000	963,955	0.32%
Credit Suisse
4.801 to 6.505%, due 2/15/2034 to 2/15/2038 (a)		4,013,204	1.33%
Federal Home Loan Mortgage Corp., Series 2007-3351, Class PK
5.500%, due 01/15/2032	1,346,000	1,369,449	0.45%
Federal Home Loan Mortgage
3.000 to 5.500%, due 12/15/2013 to 9/15/2035		8,202,304	2.71%
Federal Home Loan Mortgage
4.000 to 5.000%, due 9/15/2016 to 8/15/2035		3,903,712	1.29%
Federal National Mortgage Association
3.500 to 5.703%, due 5/25/2011 to 2/25/2037		4,752,774	1.56%
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2
7.724%, due 03/15/2033 (a)	1,461,088	1,509,341	0.50%
General Motors
3.118 to 7.455%, due 8/16/2033 to 4/10/2040 (a)		3,344,028	1.11%
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A2
6.700%, due 04/15/2034	5,030,000	5,192,974	1.72%
Government National Mortgage Association
3.942 to 5.000%, due 8/16/2025 to 7/20/2036		477,434	0.16%
GSR Mortgage Loan Trust, Series 2006-8F, Class 3A5
6.250%, due 09/25/2036	1,498,371	1,461,959	0.48%
JP Morgan Chase
3.765 to 7.371%, due 8/15/2032 to 6/12/2043 (a)		3,447,872	1.13%
Morgan Stanley
2.593 to 6.660%, due 6/15/2011 to 2/25/2047 (a)		3,858,556	1.27%

10

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Wachovia
3.989 to 6.287%, due 4/15/2034 to 6/15/2045 (a)		$6,544,723	2.16%
OTHER SECURITIES		14,453,601	4.75%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,650,854)		$63,495,886
ASSET BACKED SECURITIES - 11.12%
Capital One Multi-Asset Execution Trust, Series 2006-A11, Class A11
2.561%, due 06/17/2019 (a)	1,792,000	1,633,499	0.54%
Capital One Multi-Asset Execution Trust, Series 2008-A3, Class A3
5.050%, due 02/16/2016	4,480,000	4,431,669	1.47%
Capital One
4.850 to 5.750%, due 2/18/2014 to 7/15/2020		1,461,764	0.48%
Citigroup
2.523 to 5.682%, due 7/25/2036 to 12/25/2036 (a)		887,310	0.29%
Daimler Chrysler Master Owner Trust, Series 2006-A, Class A
2.501%, due 11/15/2011 (a)	3,134,000	3,041,923	1.01%
Discover Card Master Trust, Series 2008-A3, Class A3
5.100%, due 10/15/2013	1,948,000	1,961,786	0.65%
Discover Card Master Trust, Series 2008-A4, Class A4
5.650%, due 12/15/2015	2,642,000	2,653,507	0.88%
Discover Card
2.501 to 5.650%, due 9/15/2012 to 3/16/2020 (a)		3,321,519	1.10%
Huntington Auto Trust, Series 2008-1A, Class A4
5.640%, due 02/15/2013	1,444,000	1,448,332	0.48%
Morgan Stanley
2.523 to 2.533%, due 12/25/2036 to 1/25/2037 (a)		262,557	0.09%
SLM Student Loan Trust, Series 2008-6, Class A4
4.064%, due 07/25/2023 (a)	1,328,000	1,328,623	0.44%
OTHER SECURITIES		11,275,019	3.69%

TOTAL ASSET BACKED SECURITIES (Cost $33,717,514)		$33,707,508
REPURCHASE AGREEMENTS - 0.37%

TOTAL REPURCHASE AGREEMENTS (Cost $1,120,000)		$1,120,000
SHORT TERM INVESTMENTS - 4.27%
Deutsche Bank Financial LLC
2.150%, due 07/01/2008	4,537,000	4,537,000	1.50%
Federal Home Loan Bank Discount Notes
2.040%, due 07/01/2008 (i)	3,874,000	3,874,000	1.28%
Rabobank USA Financial Corp.
2.240%, due 07/01/2008	4,537,000	$4,537,000	1.49%

TOTAL SHORT TERM INVESTMENTS (Cost $12,948,000)		$12,948,000
Total Investments (Core Bond Trust) (Cost $333,470,596) - 109.64%		$332,393,410	$109.64%
Liabilities in Excess of Other Assets - (9.64)%		(29,220,330)	(9.64)%
TOTAL NET ASSETS - 100.00%		$303,173,080	$100.00%

Schedule of Securities Sold Short
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS - 100.00%
Federal National Mortgage Association - 100.00%
5.000% TBA**	2,100,000	$2,012,720

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Proceeds $2,016,000)		$2,012,720
Total Securities Sold Short (Proceeds $2,016,000)		$2,012,720

Floating Rate Income Trust
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS - 81.82%
Basic Materials - 6.88%
Georgia Pacific LLC, Tranche B1
6.750%, due 12/23/2013 (a)	8,218,112	$7,742,120	1.35%
Graham Packaging Company, Inc.
7.600%, due 10/07/2011 (a)	5,471,074	5,156,487	0.89%
Lyondell Chemical Company, Tranche B3
6.450%, due 12/20/2014 (a)	5,250,000	4,582,830	0.79%
NewPage Corp., Tranche B
8.900%, due 11/05/2014 (a)	4,492,500	4,456,560	0.78%
Sunguard Homes, Tranche B
6.150%, due 08/15/2012 (a)	8,483,586	8,024,454	1.40%
OTHER SECURITIES		9,547,352	1.67%
		39,509,803
Communications - 17.92%
ALLTEL Communications, Inc., Tranche B2
5.080%, due 05/15/2015 (a)	8,989,710	8,877,338	1.54%
Cablevision Systems Corp., Tranche B
6.450%, due 03/30/2013 (a)	8,357,506	7,936,456	1.39%
Charter Communications, Inc., Tranche B2
7.868%, due 03/06/2014 (a)	5,054,063	5,018,532	0.87%

11

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS (continued)
Communications (continued)
Charter
7.350%, due 03/15/2014 (a)	4,375,000	$3,871,875	0.67%
Dex Media West LLC, Tranche B
7.000%, due 10/13/2014 (a)	5,000,000	4,756,250	0.83%
Direct TV Holdings, Inc., Tranche C
5.250%, due 04/13/2013 (a)	8,000,000	7,928,720	1.39%
Idearc, Inc., Tranche B
7.380%, due 11/01/2014 (a)	6,239,268	5,024,732	0.87%
Level 3 Communications, Inc., Tranche B
7.650%, due 03/01/2014 (a)	6,000,000	5,488,140	0.96%
Nielsen Finance, Tranche B
8.250%, due 08/15/2013 (a)	5,992,410	5,564,191	0.97%
Panamsat Corp., Tranche B
8.000%, due 06/30/2013 (a)	9,728,576	9,193,505	1.60%
OTHER SECURITIES		39,275,131	6.83%
		102,934,870
Consumer, Cyclical - 34.61%
Aramark Corp.
4.571%, due 01/31/2014 (a)	7,842,961	7,359,286	1.28%
Bolthouse Farms, Inc., Tranche B
6.590%, due 12/16/2012 (a)	5,491,071	5,285,156	0.92%
Community Health Systems, Inc., Tranche B
4.900%, due 07/02/2014 (a)	9,870,914	9,297,709	1.62%
DaVita, Tranche B1
6.800%, due 03/15/2014 (a)	6,500,000	6,236,750	1.08%
Dole Food Company, Inc., Letter of Credit
6.750%, due 04/12/2013 (a)	4,990,784	4,629,751	0.81%
Dubai Aerospace Enterprises
8.450%, due 07/26/2008 (a)	5,994,205	5,971,727	1.04%
First Data Corp., Tranche B2
7.980%, due 10/15/2014 (a)	7,734,336	7,376,623	1.28%
Graphic Packaging, Inc., Tranche C
5.450%, due 05/16/2014 (a)	5,250,000	5,050,920	0.88%
Harrah’s Operating Company, Inc., Tranche B2
6.162%, due 02/28/2015 (a)	6,982,500	6,406,443	1.12%
HCA, Inc., Tranche B
8.150%, due 11/01/2013 (a)	9,479,798	8,893,282	1.55%
HCA
7.710%, due 11/16/2012 (a)	1,500,000	1,485,000	0.26%
Health Management Associates, Inc., Tranche B
7.150%, due 01/16/2014 (a)	5,255,538	4,879,452	0.85%
Hercules Offshore LLC, Tranche B
7.100%, due 07/11/2013 (a)	5,000,000	4,853,150	0.84%
Iasis Healthcare Corp., Tranche B
7.350%, due 05/01/2014 (a)	5,351,176	5,033,477	0.88%
Las Vegas Sands LLC, Tranche B
7.100%, due 05/08/2014 (a)	4,987,776	4,549,949	0.79%
Manor Care, Tranche B
7.900%, due 11/15/2014 (a)	5,500,000	5,087,500	0.89%
Meg Energy, Tranche B
6.990%, due 04/15/2013 (a)	5,694,911	5,427,990	0.95%
Michaels Stores, Inc., Tranche B
7.600%, due 10/31/2013 (a)	5,481,957	$4,596,841	0.79%
Neiman Marcus Group, Inc., Tranche B
6.475%, due 03/13/2013 (a)	4,444,036	4,229,611	0.74%
Pharmaceutical Health Technologies, Tranche B
7.600%, due 04/15/2014 (a)	5,250,000	4,672,500	0.81%
Royalty Pharma, Tranche B
6.850%, due 05/15/2014 (a)	4,988,636	4,951,222	0.87%
Vanguard Health Holdings, Tranche B
6.409%, due 05/18/2011 (a)	5,429,352	5,225,751	0.91%
OTHER SECURITIES		77,315,572	13.45%
		198,815,662
Consumer, Non-cyclical - 13.72%
Affinion Group, Tranche B
6.750%, due 10/17/2012 (a)	5,000,000	4,818,750	0.84%
Allied Waste Industries, Inc., Tranche B
4.401%, due 03/25/2012 (a)	8,168,914	8,062,962	1.39%
Allison Transmission, Inc., Tranche B
8.450%, due 08/07/2014 (a)	4,850,272	4,307,963	0.75%
Asurion Corp. Tranche B
8.350%, due 07/02/2014 (a)	5,250,000	4,856,249	0.85%
Bausch & Lomb, Inc., Tranche B
8.250%, due 04/11/2015 (a)	7,978,986	7,797,464	1.36%
Ford Motor
8.350%, due 11/29/2013 (a)	2,992,405	2,418,611	0.42%
General Motors
7.400%, due 12/15/2013 (a)	3,992,424	3,399,909	0.59%
Hertz Corp.
6.750%, due 01/21/2012 (a)	7,216,591	6,814,555	1.19%
US Investigations Services, Inc., Tranche B
8.200%, due 02/21/2015 (a)	5,107,705	4,711,858	0.82%
OTHER SECURITIES		31,621,711	5.51%
		78,810,032
Energy - 6.31%
Ashmore Energy International, Tranche B
8.350%, due 05/30/2014 (a)	5,055,087	4,562,216	0.79%
Calpine Corp.
5.575%, due 03/29/2009 (a)	7,985,000	7,616,812	1.33%
Energy Future Holdings Corp., Tranche B3
8.500%, due 10/10/2014 (a)	8,500,000	7,906,954	1.37%
NRG Energy, Inc., Tranche B
7.100%, due 02/01/2013 (a)	5,875,000	5,587,948	0.97%
NRG Energy
6.600%, due 02/01/2013 (a)	1,000,000	951,140	0.17%
OTHER SECURITIES		9,635,087	1.68%
		36,260,157
Financial - 0.55%		3,155,954	0.55%

12

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS (continued)
Industrial - 1.27%
Freescale Semiconductor, Inc., Tranche B
7.370%, due 12/01/2013 (a)	5,975,994	$5,409,769	0.94%
OTHER SECURITIES		1,875,000	0.33%
		7,284,769
Technology - 0.56%		3,197,187	0.56%

TOTAL TERM LOANS (Cost $467,949,981)		$469,968,434
CORPORATE BONDS - 7.08%
Basic Materials - 0.48%		2,753,445	0.48%
Communications - 1.10%
iPCS, Inc.
4.998%, due 05/01/2013 (a)	5,500,000	4,950,000	0.87%
OTHER SECURITIES		1,400,000	0.23%
		6,350,000
Consumer, Cyclical - 0.55%		3,150,750	0.55%
Consumer, Non-cyclical - 0.24%
Hertz
10.500%, due 01/01/2016	1,500,000	1,365,000	0.24%
Energy - 1.06%		6,086,064	1.06%
Financial - 2.37%
Ford Motor Credit Company LLC
12.000%, due 05/15/2015 (a)	5,400,000	4,750,202	0.83%
General Motors
3.926%, due 05/15/2009 (a)	4,000,000	3,761,076	0.65%
OTHER SECURITIES		5,126,350	0.89%
		13,637,628
Industrial - 1.28%		7,327,500	1.28%

TOTAL CORPORATE BONDS (Cost $41,920,262)		$40,670,387
REPURCHASE AGREEMENTS - 9.18%
Lehman Brothers Tri-Party Repurchase Agreement dated 06/30/2008 at 2.100% to be repurchased at $52,703,074 on 07/01/2008, collateralized by $51,020,000 Federal National Mortgage Association, 5.25% due 09/15/2016 (valued at $53,754,162, including interest)
	52,700,000	52,700,000	9.18%

TOTAL REPURCHASE AGREEMENTS (Cost $52,700,000)		$52,700,000
Total Investments (Floating Rate Income Trust) (Cost $562,570,243) - 98.08%		$563,338,821	$98.08%
Assets in excess of Other Liabilities - 1.92%		11,018,034	1.92%
TOTAL NET ASSETS - 100.00%		$574,356,855	$100.00%

Global Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 0.34%
Treasury Inflation Protected Securities (j) - 0.05%
2.000%, due 04/15/2012		$558,327	0.05%
U.S. Treasury Strips - 0.29%
zero coupon, due 05/15/2017		2,953,201	0.29%

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,524,826)		$3,511,528
U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.89%
Federal Home Loan Mortgage Corp. - 0.09%
5.131%, due 03/01/2035 (a)		945,407	0.09%
Federal National Mortgage Association - 12.87%
5.500% TBA **	109,600,000	108,024,501	10.52%
2.833 to 6.500, due 9/25/2032 to 03/01/2048 ** (a)		24,192,232	2.35%
		132,216,733
Government National Mortgage Association - 6.78%
6.500% TBA **	15,000,000	15,485,157	1.51%
6.000% TBA **	50,000,000	50,750,000	4.95%
5.125 to 6.375, due 11/20/2023 to 8/20/2034 (a)		3,385,786	0.32%
		69,620,943
Small Business Administration - 0.15%		1,499,188	0.15%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $202,243,476)		$204,282,271
FOREIGN GOVERNMENT OBLIGATIONS - 39.64%
Australia - 0.02%		233,508	0.02%
Canada - 0.63%		6,496,613	0.63%
Denmark - 0.20%		2,082,993	0.20%
Finland - 0.32%		3,270,925	0.32%
France - 5.07%
Government of France
4.000%, due 10/25/2038	10,800,000	14,379,663	1.40%
5.750%, due 10/25/2032	8,500,000	14,711,348	1.43%
3.000 to 5.500%, due 7/12/2008 to 4/25/2055		22,993,755	2.24%
		52,084,766
Germany - 6.94%
Federal Republic of Germany
6.250%, due 01/04/2024	5,900,000	10,616,511	1.03%
6.500%, due 07/04/2027	8,000,000	14,954,388	1.46%
5.625%, due 01/04/2028	8,800,000	14,966,632	1.45%
4.000 to 6.250%, due 1/4/2030 to 7/4/2039		30,763,495	3.00%
		71,301,026
Ireland - 0.97%		9,954,185	0.97%
Italy - 0.37%		3,837,150	0.37%

13

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan - 21.97%
Government of Japan
2.300%, due 06/20/2035	2,035,000,000	$18,760,099	1.83%
2.500%, due 09/20/2036	3,080,000,000	29,489,800	2.87%
1.000%, due 06/10/2016	1,486,170,000	13,961,055	1.36%
1.100%, due 12/10/2016	2,309,200,000	21,823,065	2.12%
1.200%, due 06/10/2017	5,292,760,000	50,118,851	4.89%
1.100%, due 09/20/2012	3,100,000,000	29,234,327	2.85%
0.900%, due 12/20/2012	3,350,000,000	31,257,202	3.05%
0.500 to 2.500%, due 3/20/2012 to 3/20/2036		31,065,280	3.00%
		225,709,679
Netherlands - 0.37%		3,807,008	0.37%
Spain - 0.66%		6,742,432	0.66%
Sweden - 0.47%		4,776,980	0.47%
United Kingdom - 1.65%		16,895,159	1.65%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $389,385,744)		$407,192,424
CORPORATE BONDS - 56.21%
British Virgin Islands - 0.10%		1,010,097	0.10%
Canada - 3.43%
Canada Housing Trust
4.550%, due 12/15/2012 (c)	15,300,000	15,387,026	1.50%
Canada Housing
3.950%, due 06/15/2013	6,900,000	6,773,192	0.66%
OTHER SECURITIES		13,033,472	1.27%
		35,193,690
Cayman Islands - 2.22%		22,841,470	2.22%
Denmark - 0.57%		5,877,618	0.57%
France - 2.02%
France
7.500%, due 03/14/2011 (b)	405,000	821,663	0.08%
OTHER SECURITIES		19,907,951	1.94%
		20,729,615
Germany - 0.85%		8,745,633	0.85%
Iceland - 0.32%		3,316,625	0.32%
Ireland - 0.34%		3,523,387	0.34%
Italy - 0.68%		7,019,750	0.68%
Japan - 0.99%		10,146,040	0.99%
Jersey Channel Islands - 0.39%		3,953,627	0.38%
Luxembourg - 0.69%		7,062,923	0.69%
Netherlands - 0.31%		3,151,137	0.31%
Norway - 0.40%		4,100,149	0.40%
South Korea - 0.27%		2,717,052	0.26%
Spain - 1.13%		11,645,984	1.13%
Sweden - 0.08%		$835,066	0.08%
Switzerland - 2.28%
Credit Suisse New York, MTN
5.000%, due 05/15/2013	11,800,000	11,483,347	1.12%
UBS
3.704 to 5.875%, due 5/5/2010 to 12/20/2017 (a)		11,980,227	1.16%
		23,463,574
Tunisia - 0.19%		1,967,253	0.19%
United Kingdom - 4.84%
Bank of Scotland PLC, Series E, MTN
5.625%, due 05/23/2013	7,100,000	10,762,087	1.05%
Barclays Bank PLC
6.050%, due 12/04/2017 (c)	11,500,000	11,272,242	1.10%
Barclays
7.700 to 8.250%, due 2/28/2049 to 12/31/2049 (a) (c)		5,562,860	0.54%
OTHER SECURITIES		22,145,149	2.15%
		49,742,338
United States - 34.11%
Allstate Life
3.328 to 5.375%, due 5/21/2010 to 4/30/2013 (a)		10,936,501	1.06%
American Express
2.625 to 7.000%, due 5/27/2010 to 3/19/2018 (a)		17,243,023	1.68%
American International Group, Inc.
8.000%, due 05/22/2038 (a) (c)	6,700,000	10,501,564	1.03%
American International Group
4.875 to 8.175%, due 1/16/2018 to 3/15/2067 (a) (c)		9,887,851	0.96%
Bank of America
3.316 to 8.125%, due 5/12/2010 to 12/29/2049 (a)		9,636,845	0.94%
Bear Stearns
6.950 to 7.250%, due 8/10/2012 to 2/1/2018		12,295,102	1.20%
Citigroup
2.481 to 8.400%, due 12/26/2008 to 12/21/2057 (a)		32,638,001	3.18%
JP Morgan
2.498%, due 05/07/2010 (a)	5,800,000	5,748,020	0.56%
Lehman Brothers
2.820 to 6.875%, due 11/16/2009 to 5/2/2018 (a)		12,200,665	1.19%
Merrill Lynch
2.768 to 6.875%, due 10/23/2008 to 4/25/2018 (a)		17,035,030	1.65%
Morgan Stanley
2.521 to 6.625%, due 11/21/2008 to 4/1/2018 (a)		24,123,933	2.36%
Wells Fargo
4.375%, due 01/31/2013	2,700,000	2,614,429	0.25%

14

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
United States (continued)
OTHER SECURITIES		$185,535,846	18.05%
		350,396,810

TOTAL CORPORATE BONDS (Cost $584,791,171)		$577,439,838
MUNICIPAL BONDS - 1.55%
California - 1.15%		11,812,203	1.15%
Illinois - 0.02%		226,322	0.02%
Iowa - 0.05%		489,702	0.05%
Kentucky - 0.01%		99,103	0.01%
New York - 0.08%		783,908	0.08%
Ohio - 0.22%		2,249,613	0.22%
Puerto Rico - 0.00%		55,040	0.00%
Texas - 0.02%		200,558	0.02%

TOTAL MUNICIPAL BONDS (Cost $16,919,298)		$15,916,449
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.26%
Australia - 1.61%		16,497,341	1.61%
Cayman Islands - 0.00%		10,879	0.00%
Ireland - 0.38%		3,901,323	0.38%
Italy - 0.65%		6,678,431	0.65%
Netherlands - 0.44%		4,576,404	0.44%
Spain - 0.12%		1,239,328	0.12%
United Kingdom - 0.68%		6,944,241	0.68%
United States - 13.38%
Bank of America
2.772 to 6.141%, due 5/25/2034 to 1/20/2047 (a)		1,346,061	0.13%
Bear Stearns
2.682 to 5.916%, due 10/25/2033 to 1/25/2037 (a) (c)		30,169,176	2.94%
Citigroup
4.248 to 5.889%, due 2/10/2017 to 12/11/2049 (a)		9,479,812	0.92%
Federal Home Loan Mortgage
2.701 to 5.000%, due 2/15/2019 to 10/25/2044 (a)		27,345,949	2.66%
JP Morgan
4.766%, due 07/25/2035 (a)	4,868,396	4,662,361	0.45%
Merrill Lynch
2.693 to 6.239%, due 3/15/2025 to 8/12/2049 (a)		18,104,505	1.76%
Wells Fargo
4.622%, due 06/25/2035 (a)	8,560,787	8,412,644	0.83%
OTHER SECURITIES		$37,928,437	3.69%
		137,448,945

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $180,489,461)		$177,296,892
ASSET BACKED SECURITIES - 5.39%
Ireland - 0.52%		5,337,980	0.52%
Netherlands - 0.09%		946,229	0.09%
United States - 4.78%
Ford Credit Auto
2.776 to 3.891%, due 6/15/2009 to 6/15/2012 (a)		15,856,299	1.54%
Wells Fargo
2.713%, due 10/25/2035 (a) (c)	1,257,554	1,211,475	0.12%
OTHER SECURITIES		32,043,879	3.12%
		49,111,653

TOTAL ASSET BACKED SECURITIES (Cost $55,488,300)		$55,395,862
SUPRANATIONAL OBLIGATIONS - 0.09%
Japan - 0.09%		950,437	0.09%

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $827,130)		$950,437
PREFERRED STOCKS - 1.05%
United States - 1.05%
Bank of America Corp., 8.00%	9,000,000	8,431,830	0.82%
OTHER SECURITIES		2,348,938	0.23%
		10,780,768

TOTAL PREFERRED STOCKS (Cost $11,585,600)		$10,780,768
TERM LOANS - 2.62%
Australia - 0.29%		2,992,132	0.29%
United States - 2.33%		23,953,813	2.33%

TOTAL TERM LOANS (Cost $29,054,799)		$26,945,945
OPTIONS - 1.22%
France - 0.02%		248,662	0.02%
Germany - 0.25%		2,566,129	0.25%
United States - 0.95%		9,744,615	0.95%

TOTAL OPTIONS (Cost $12,341,048)		$12,559,406
SHORT TERM INVESTMENTS -9.02%
Citibank Omni
3.570%, due 8/19/2008 to 10/23/2008		12,503,322	1.22%

15

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS (continued)
Federal Home Loan Bank Discount Notes
2.040%, due 07/01/2008 (i)	22,900,000	$22,899,450	2.23%
Nordea North America, Inc.
2.770%, due 09/29/2008	41,100,000	40,815,383	3.97%
OTHER SECURITIES		16,438,983	1.60%

TOTAL SHORT TERM INVESTMENTS (Cost $92,657,138)		$92,657,138
Total Investments (Global Bond Trust) (Cost $1,579,307,991) - 154.28%		$1,584,928,958	$154.28%
Liabilities in Excess of Other Assets - (54.28)%		(557,615,287)	(54.28)%
TOTAL NET ASSETS - 100.00%		$1,027,313,671	$100.00%

Schedule of Securities Sold Short
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.01%
Federal Home Loan Mortgage Corp. - 0.87%
5.500% TBA**	2,000,000	$1,970,000
Federal National Mortgage Association - 13.14%
6.000% TBA**	16,000,000	16,138,750
6.500% TBA**	5,000,000	5,126,560
5.000% TBA**	9,000,000	8,625,942

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Proceeds $31,835,938)		31,861,252
U.S. TREASURY OBLIGATIONS - 85.99%
U.S. Treasury Bonds - 3.36%
4.500%, due 02/15/2036	3,800,000	3,772,986
5.000%, due 05/15/2037	3,600,000	3,868,877
U.S. Treasury Notes - 82.63%
4.250%, due 08/15/2013	24,200,000	25,247,400
4.625%, due 11/15/2016	33,500,000	35,394,861
4.500%, due 05/15/2017	47,500,000	49,474,195
4.625%, due 07/31/2012	7,000,000	7,387,737
4.250%, due 11/15/2017	2,700,000	2,758,007
3.500%, due 02/15/2018	1,900,000	1,828,898
2.500%, due 03/31/2013	2,200,000	2,122,485
3.125%, due 04/30/2013	5,200,000	5,149,217
3.875%, due 05/15/2018	10,300,000	10,205,044
4.875%, due 08/15/2016	45,000,000	48,318,750

TOTAL U.S. TREASURY OBLIGATIONS (Proceeds $192,973,443)		195,528,457
Total Securities Sold Short (Proceeds $224,809,380)		$227,389,709

High Income Trust
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS - 63.46%
Basic Materials - 6.86%
Abitibi-Consolidated
6.000 to 15.500%, due 7/15/2010 to 4/1/2028 (c)		$4,969,405	1.06%
American Pacific Corp.
9.000%, due 02/01/2015	7,640,000	7,468,099	1.60%
CII Carbon LLC
11.125%, due 11/15/2015 (c)	11,235,000	11,066,475	2.37%
OTHER SECURITIES		8,541,734	1.83%
		32,045,713
Communications - 23.80%
Canadian Satellite Radio Holdings, Inc.
12.750%, due 02/15/2014	4,257,000	3,661,020	0.78%
Canadian Satellite Radio Holdings
8.000%, due 09/10/2014	1,900,000	1,490,635	0.32%
Centennial Communications Corp.
10.000%, due 01/01/2013	4,130,000	4,191,950	0.90%
Centennial Communications
8.448%, due 01/01/2013 (a)	680,000	656,200	0.14%
Charter Communications Holdings I LLC
9.920 to 11.750%, due 4/1/2014 to 5/15/2014	11,541,000	6,703,010	1.44%
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.
11.000%, due 10/01/2015	13,600,000	10,080,999	2.15%
Charter Communications
8.750 to 12.125%, due 9/15/2010 to 1/15/2015		10,884,638	2.33%
Cricket Communications, Inc.
9.375%, due 11/01/2014	4,220,000	4,061,750	0.87%
Digicel Group, Ltd.
8.875%, due 01/15/2015 (c)	3,685,000	3,477,719	0.75%
Idearc, Inc.
8.000%, due 11/15/2016	14,610,000	9,186,038	1.97%
MetroPCS Wireless, Inc.
9.250%, due 11/01/2014	3,305,000	3,181,063	0.68%
R.H. Donnelley
6.875 to 8.875%, due 1/15/2013 to 10/15/2017 (c)		5,470,975	1.17%
Rural Cellular Corp.
5.682%, due 06/01/2013 (a)	5,060,000	5,072,649	1.08%
Rural Cellular
8.623 to 9.875%, due 2/1/2010 to 11/1/2012 (a)		2,058,025	0.44%
Sirius Satellite Radio, Inc.
9.625%, due 08/01/2013	7,705,000	6,241,050	1.34%
Vertis, Inc.
9.750%, due 04/01/2009	3,365,000	3,095,800	0.66%
XM Satellite Radio, Inc.
7.373 to 9.750%, due 5/1/2013 to 5/1/2014 (a)	20,300,000	19,493,699	4.17%
Young Broadcasting, Inc.
10.000%, due 03/01/2011	8,576,000	4,802,560	1.02%
OTHER SECURITIES		7,435,774	1.59%
		111,245,554

16

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Consumer, Cyclical - 19.32%
Allison Transmission, Inc.
11.000 to 11.250%, due 11/01/2015 (c)	15,960,000	$14,052,450	3.01%
AMR Corp., Series MTNB
10.400%, due 03/10/2011	4,500,000	3,420,000	0.73%
Duane Reade, Inc.
9.750%, due 08/01/2011	4,130,000	3,696,350	0.79%
Fontainebleau Las Vegas Holdings
10.250%, due 06/15/2015 (c)	6,480,000	4,212,000	0.90%
Fontainebleau
12.500%, due 06/01/2022	3,328,470	1,879,254	0.40%
Greektown Holdings LLC
10.750%, due 12/01/2013 ˆ (c)	7,014,000	5,190,360	1.11%
Isle of Capri Casinos, Inc.
7.000%, due 03/01/2014	13,632,000	9,610,559	2.07%
Majestic Star Casino LLC
9.500%, due 10/15/2010	6,385,000	5,299,550	1.13%
Majestic Star Casino
9.750%, due 01/15/2011	4,870,000	1,461,000	0.31%
Northwest Airlines
6.625 to 10.000%, due 2/1/2009 to 6/1/2049 ˆ		228,926	0.06%
Travelport LLC
9.875%, due 09/01/2014	4,415,000	3,918,313	0.84%
Trump Entertainment Resorts, Inc.
8.500%, due 06/01/2015	12,970,000	8,073,824	1.74%
UAL
4.500%, due 06/30/2021 (c)	5,650,000	2,240,225	0.48%
US Airways Group, Inc.
7.000%, due 09/30/2020	6,275,000	4,401,284	0.93%
OTHER SECURITIES		22,596,364	4.82%
		90,280,459
Consumer, Non-cyclical - 5.41%
Alliance One
11.000 to 12.750%, due 5/15/2012 to 11/15/2012		4,758,600	1.03%
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, step up to 11.50% on 11/01/2011%, due 11/01/2011 (b)	4,380,000	4,051,500	0.86%
Healthsouth Corp.
9.133%, due 06/15/2014 (a)	5,000,000	5,075,000	1.09%
OTHER SECURITIES		11,378,237	2.43%
		25,263,337
Diversified - 0.14%		671,175	0.14%
Energy - 0.38%		1,760,942	0.38%
Financial - 1.17%		5,464,774	1.17%
Industrial - 3.35%
Graphic Packaging International Corp.
9.500%, due 08/15/2013	5,030,000	4,803,650	1.02%
Smurfit-Stone Container Enterprises, Inc.
8.000%, due 03/15/2017	4,195,000	3,356,000	0.72%
OTHER SECURITIES		7,493,344	1.61%
		15,652,994
Utilities - 3.03%
Orion Power Holdings, Inc.
12.000%, due 05/01/2010	3,055,000	$3,299,400	0.71%
Texas Competitive Electric Holdings Company LLC
10.250%, due 11/01/2015 (c)	11,075,000	10,853,500	2.32%
		14,152,900

TOTAL CORPORATE BONDS (Cost $352,883,558)		$296,537,848
CONVERTIBLE BONDS - 5.53%
Communications - 0.87%
Charter Communications
6.500%, due 10/01/2027	604,000	303,345	0.06%
XM Satellite Radio Holdings, Inc.
1.750%, due 12/01/2009	4,105,000	3,740,681	0.81%
		4,044,026
Consumer, Cyclical - 4.66%
AMR Corp.
4.250%, due 09/23/2023	13,630,000	12,195,483	2.61%
AMR
4.500%, due 02/15/2024	3,185,000	2,548,000	0.55%
UAL Corp.
4.500%, due 06/30/2021	15,120,000	5,995,080	1.28%
OTHER SECURITIES		1,049,529	0.22%
		21,788,092

TOTAL CONVERTIBLE BONDS (Cost $41,973,966)		$25,832,118
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.81%
Countrywide Alternative Loan Trust, Series 2007-OA9, Class XP
4.043%, due 06/25/2047 (d)	54,548,348	3,000,159	0.64%
DSLA Mortgage Loan Trust, Series 2005-AR5, Class X2
3.388%, due 08/19/2045 (d)	141,505,493	4,510,488	0.97%
Harborview NIM Corp., Series 2006-BU1, Class N1
5.926%, due 02/20/2046	186,595,756	7,004,991	1.51%
OTHER SECURITIES		7,940,678	1.69%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,294,639)		$22,456,316
ASSET BACKED SECURITIES - 0.91%
OTHER SECURITIES		4,261,505	0.91%

TOTAL ASSET BACKED SECURITIES (Cost $5,290,337)		$4,261,505
COMMON STOCKS - 6.57%
Basic Materials - 0.04%		190,037	0.04%
Communications - 3.35%
Canadian Satellite Radio Holdings, Inc. *	460,884	1,685,885	0.36%

17

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Communications (continued)
Charter Communications, Inc., Class A *	414,100	$434,805	0.09%
Sprint Nextel Corp.	326,900	3,105,550	0.66%
Time Warner Cable, Inc. * (f)	152,371	4,034,785	0.87%
XM Satellite Radio Holdings, Inc., Class A *	550,200	4,313,568	0.93%
OTHER SECURITIES		2,072,115	0.44%
		15,646,708
Consumer, Cyclical - 2.70%
Fontainebleau Resorts LLC, Class A *	68,468	285,512	0.06%
Northwest Airlines Corp. *	1,730,716	11,526,568	2.48%
UAL Corp. *	49,000	255,780	0.05%
OTHER SECURITIES		531,451	0.11%
		12,599,311
Consumer, Non-cyclical - 0.04%		201,480	0.04%
Energy - 0.34%		1,605,314	0.34%
Financial - 0.10%		474,873	0.10%

TOTAL COMMON STOCKS (Cost $58,750,981)		$30,717,723
PREFERRED STOCKS - 1.08%
Communications - 0.68%
Rural Cellular Corp., 12.25%	2,347	3,147,914	0.68%
Financial - 0.38%		1,781,550	0.38%
Industrial - 0.02%		102,960	0.02%

TOTAL PREFERRED STOCKS (Cost $5,490,289)		$5,032,424
TERM LOANS - 6.96%
Basic Materials - 0.11%		529,399	0.11%
Communications - 1.90%
Idearc, Inc.
4.791%, due 11/17/2014 (a)	5,102,051	4,223,775	0.90%
OTHER SECURITIES		4,653,199	1.00%
		8,876,974
Consumer, Cyclical - 4.13%
Saint Acquisition Corp.
6.125%, due 05/06/2014 (a)	14,200,000	11,197,694	2.40%
US Airways Group, Inc.
5.170%, due 03/23/2014 (a)	6,000,000	3,971,281	0.85%
OTHER SECURITIES		4,108,415	0.88%
		19,277,390
Consumer, Non-cyclical - 0.58%		2,700,000	0.58%
Financial - 0.24%		1,143,450	0.24%

TOTAL TERM LOANS (Cost $37,173,556)		$32,527,213
OPTIONS - 0.78%
Other - 0.20%		927,580	0.20%
Communications - 0.15%		$728,865	0.15%
Consumer, Cyclical - 0.43%		1,999,500	0.43%

TOTAL OPTIONS (Cost $5,696,933)		$3,655,945
SHORT TERM INVESTMENTS - 9.19%
Federal Home Loan Bank Discount Notes
2.040%, due 07/01/2008 (i)	38,900,000	38,900,000	8.32%
John Hancock Cash Investment Trust, 2.5657% (g) (h)	4,042,925	4,042,925	0.87%

TOTAL SHORT TERM INVESTMENTS (Cost $42,942,925)		$42,942,925
Total Investments (High Income Trust) (Cost $575,497,184) - 99.29%		$463,964,017	$99.29%
Assets in excess of Other Liabilities - 0.71%		3,337,372	0.71%
TOTAL NET ASSETS - 100.00%		$467,301,389	$100.00%

High Yield Trust
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS - 88.07%
Basic Materials - 7.75%
Abitibi-Consolidated Company of Canada
13.750 to 15.500%, due 7/15/2010 to 4/1/2011 (c)	21,229,000	$19,059,665	1.00%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, due 04/01/2017	12,990,000	13,704,450	0.73%
NewPage Corp.
9.123%, due 05/01/2012 (a)	15,595,000	15,672,975	0.83%
Novelis, Inc.
7.250%, due 02/15/2015	12,600,000	11,907,000	0.63%
Ryerson, Inc.
12.000%, due 11/01/2015 (c)	15,510,000	15,393,675	0.81%
OTHER SECURITIES		71,238,384	3.75%
		146,976,149
Communications - 13.42%
Axtel SAB de CV
7.625%, due 02/01/2017 (c)	9,120,000	9,336,600	0.50%
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.
11.000%, due 10/01/2015	29,368,000	21,769,029	1.15%
Charter Communications, Inc.
10.875%, due 09/15/2014	11,010,000	11,312,775	0.60%
Charter Communications
10.250 to 12.125%, due 5/15/2011 to 10/1/2013 (b) (f)		7,002,988	0.37%

18

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Communications (continued)
Idearc, Inc.
8.000%, due 11/15/2016	15,722,000	$9,885,207	0.51%
Level 3 Financing, Inc.
9.250%, due 11/01/2014	11,615,000	10,569,649	0.57%
Sprint Capital Corp.
6.875%, due 11/15/2028	12,330,000	10,264,725	0.54%
True Move Company, Ltd.
10.750%, due 12/16/2013 (c)	23,634,000	20,591,122	1.08%
True Move
10.375 to 10.750%, due 12/16/2013 to 8/1/2014 (c)		3,209,500	0.17%
Virgin Media, Inc.
9.125%, due 08/15/2016	16,759,000	15,711,562	0.84%
Windstream Corp.
8.625%, due 08/01/2016	11,870,000	11,840,325	0.63%
OTHER SECURITIES		123,082,391	6.46%
		254,575,877
Consumer, Cyclical - 12.78%
DAE Aviation Holdings, Inc.
11.250%, due 08/01/2015 (c)	14,790,000	14,679,075	0.78%
Ford Motor
7.450%, due 07/16/2031	4,795,000	2,793,088	0.15%
General Motors Corp.
8.375%, due 07/15/2033	37,265,000	22,079,512	1.16%
General Motors
7.200%, due 01/15/2011	3,210,000	2,471,700	0.13%
K Hovnanian Enterprises, Inc.
11.500%, due 05/01/2013 (c)	10,455,000	10,768,650	0.56%
Neiman Marcus Group, Inc.
10.375%, due 10/15/2015	14,169,000	14,168,999	0.74%
Suburban Propane Partners LP
6.875%, due 12/15/2013	12,900,000	12,190,500	0.64%
OTHER SECURITIES		163,456,654	8.62%
		242,608,178
Consumer, Non-cyclical - 11.78%
Allied Security Escrow Corp.
11.375%, due 07/15/2011	11,260,000	9,683,600	0.51%
DI Finance/DynCorp International LLC, Series B
9.500%, due 02/15/2013	13,078,000	13,078,000	0.70%
HCA, Inc.
9.625%, due 11/15/2016	20,350,000	20,960,499	1.10%
HCA
5.750 to 9.250%, due 9/1/2010 to 6/15/2025		17,097,062	0.90%
Hertz Corp.
10.500%, due 01/01/2016	18,439,000	16,779,490	0.89%
Tenet Healthcare
6.375 to 9.875%, due 12/1/2011 to 2/1/2015		22,272,615	1.17%
U.S. Oncology Holdings, Inc., PIK
7.949%, due 03/15/2012	13,359,000	10,553,610	0.55%
Vanguard Health Holding Company II LLC
9.000%, due 10/01/2014	9,760,000	9,662,400	0.50%
OTHER SECURITIES		$103,364,901	5.46%
		223,452,177
Diversified - 0.63%		12,008,875	0.63%
Energy - 12.99%
Dynegy Holdings, Inc.
7.750%, due 06/01/2019	13,270,000	12,075,700	0.64%
Exco Resources, Inc.
7.250%, due 01/15/2011	10,891,000	10,700,407	0.57%
SandRidge Energy, Inc., PIK
8.625%, due 04/01/2015 (c)	13,000,000	13,325,000	0.69%
SemGroup LP
8.750%, due 11/15/2015 (c)	11,980,000	11,620,600	0.62%
Turbo Beta, Ltd.
14.500%, due 03/15/2018	18,538,404	18,538,403	0.97%
OTHER SECURITIES		180,322,269	9.50%
		246,582,379
Financial - 11.84%
American International Group, Inc.
8.175%, due 05/15/2058 (a) (c)	17,240,000	16,224,719	0.85%
ATF Capital BV
9.250%, due 02/21/2014 (c)	10,220,000	10,271,100	0.54%
Ford Motor Credit Company LLC
12.000%, due 05/15/2015 (a)	41,970,000	36,919,623	1.96%
Ford Motor
8.026%, due 06/15/2011 (a)	8,957,000	7,288,759	0.38%
General Motors Acceptance Corp.
8.000%, due 11/01/2031	23,470,000	15,269,066	0.80%
General Motors
6.875%, due 08/28/2012	5,045,000	3,454,700	0.18%
Hawker Beechcraft Acquisition Company LLC
8.875%, due 04/01/2015	10,865,000	10,919,325	0.58%
SLM Corp., MTN
8.450%, due 06/15/2018	11,730,000	11,253,011	0.59%
OTHER SECURITIES		113,071,396	5.96%
		224,671,699
Industrial - 7.10%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on 03/01/2009%, due 03/01/2014 (b)	15,010,000	9,906,599	0.51%
Graphic Packaging International Corp.
9.500%, due 08/15/2013 (f)	10,130,000	9,674,150	0.50%
Grupo Transportacion Ferroviaria Mexicana, SA de CV
9.375%, due 05/01/2012	9,690,000	10,077,600	0.54%
NewPage
9.986%, due 11/01/2013	4,286,677	4,136,644	0.22%
OTHER SECURITIES		100,896,549	5.33%
		134,691,542
Technology - 1.69%		32,122,428	1.69%

19

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

.
High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Communications (continued)
Utilities - 8.09%
AES
8.000 to 9.375%, due 6/26/2010 to 6/1/2020 (c) (f)		$19,227,590	1.01%
Energy Future Holdings Corp.
11.250%, due 11/01/2017 (c)	57,590,000	57,446,025	3.04%
NRG Energy, Inc.
7.375%, due 02/01/2016	12,935,000	12,175,069	0.65%
NRG Energy
7.250 to 7.375%, due 2/1/2014 to 1/15/2017		8,489,300	0.44%
Texas Competitive Electric Holdings Company LLC, PIK
10.500%, due 11/01/2016 (c)	16,770,000	16,224,975	0.85%
OTHER SECURITIES		39,991,593	2.10%
		153,554,552

TOTAL CORPORATE BONDS (Cost $1,840,541,545)		$1,671,243,856
DEFAULTED BONDS BEYOND MATURITY DATES - 0.32%
Argentina - 0.32%		5,981,158	0.32%

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES (Cost $5,030,897)		$5,981,158
COMMON STOCKS - 0.01%
Communications - 0.01%		164,903	0.01%
Consumer, Cyclical - 0.00%		81,567	0.00%
Utilities - 0.00%		2,512	0.00%

TOTAL COMMON STOCKS (Cost $8,415,849)		$248,982
PREFERRED STOCKS - 0.74%
Communications - 0.00%		5,200	0.00%
Financial - 0.74%		14,118,300	0.74%

TOTAL PREFERRED STOCKS (Cost $16,203,500)		$14,123,500
TERM LOANS - 3.56%
Basic Materials - 0.09%		1,695,680	0.09%
Communications - 1.18%
Intelsat, Ltd.
9.250%, due 08/15/2008 (a)	12,500,000	12,250,000	0.65%
Wind Acquisition Finance SA, PIK
13.061%, due 12/21/2011 (a)	10,400,155	10,088,150	0.53%
		22,338,150
Consumer, Cyclical - 0.40%		7,518,702	0.40%
Consumer, Non-cyclical - 0.57%		10,888,220	0.57%
Energy - 0.46%		8,780,001	0.46%
Financial - 0.49%		9,296,659	0.49%
Industrial - 0.37%		$7,119,806	0.37%

TOTAL TERM LOANS (Cost $73,777,005)		$67,637,218
WARRANTS - 0.01%
Government - 0.01%		121,948	0.01%

TOTAL WARRANTS (Cost $107,260)		$121,948
FOREIGN GOVERNMENT OBLIGATIONS - 3.34%
Argentina - 0.11%		2,106,000	0.11%
Brazil - 1.01%
Federative Republic of Brazil
10.000%, due 07/01/2010	20,477,000	11,667,380	0.61%
6.000 to 10.000%, due 1/1/2010 to 5/15/2017		7,559,970	0.40%
		19,227,350
Ecuador - 0.15%		2,813,228	0.15%
Indonesia - 0.27%		5,120,707	0.27%
Panama - 0.17%		3,203,375	0.17%
Peru - 0.13%		2,534,630	0.13%
Turkey - 0.93%
Republic of Turkey
6.875%, due 03/17/2036	13,115,000	10,836,268	0.58%
OTHER SECURITIES		6,814,961	0.35%
		17,651,229
Venezuela - 0.57%		10,761,782	0.57%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $68,198,865)		$63,418,301
REPURCHASE AGREEMENTS - 0.65%
Merrill Lynch Tri-Party Repurchase Agreement dated 06/30/2008 at 2.000% to be repurchased at $12,300,684 on 07/01/2008, collateralized by $74,347,000 Federal Home Loan Mortgage Corp., zero coupon due 05/04/2037 (valued at $12,546,000, including interest)
	12,300,000	12,300,000	0.65%

TOTAL REPURCHASE AGREEMENTS (Cost $12,300,000)		$12,300,000

20

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS - 4.42%
Egypt Treasury Bills, Series 364
zero coupon, due 11/11/2008	64,125,000	$11,738,273	0.62%
zero coupon, due 10/28/2008 to 11/25/2008		10,291,837	0.54%
John Hancock Cash Investment Trust, 2.5657% (g) (h)	55,178,160	55,178,160	2.91%
OTHER SECURITIES		6,705,843	0.35%

TOTAL SHORT TERM INVESTMENTS (Cost $83,341,276)		$83,914,113
Total Investments (High Yield Trust) (Cost $2,107,916,197) - 101.12%		$1,918,989,076	$101.12%
Liabilities in Excess of Other Assets - (1.12)%		(21,296,647)	(1.12)%
TOTAL NET ASSETS - 100.00%		$1,897,692,429	$100.00%

Income Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.71%
Federal Home Loan Bank - 0.61%
5.500%, due 5/1/2037 to 6/1/2037		$2,772,561	0.61%
Federal National Mortgage Association - 1.10%
5.500 to 6.000%, due 07/01/2037		4,999,626	1.10%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,622,892)		$7,772,187
CORPORATE BONDS - 40.17%
Basic Materials - 0.37%		1,682,104	0.37%
Communications - 8.36%
Charter Communications Holdings I LLC
11.750%, due 05/15/2014	5,000,000	3,050,000	0.67%
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.250%, due 09/15/2010	3,000,000	2,902,500	0.64%
Charter Communications
11.000 to 13.500%, due 1/15/2014 to 10/1/2015		4,693,125	1.03%
Dex Media, Inc.
zero coupon, Step up to 9.00% on 11/15/2008%, due 11/15/2013 (b)	4,500,000	3,217,500	0.71%
DirecTV Holdings LLC
7.625%, due 05/15/2016	5,000,000	4,925,000	1.08%
EchoStar DBS Corp.
7.750%, due 05/31/2015 (c)	5,000,000	4,862,500	1.07%
Nortel Networks, Ltd.
10.750%, due 07/15/2016 (c)	3,400,000	3,366,000	0.74%
OTHER SECURITIES		11,057,915	2.42%
		38,074,540
Consumer, Cyclical - 1.86%
Dollar General Corp.
10.625%, due 07/15/2015	3,500,000	$3,465,000	0.77%
Dollar General
11.875%, due 07/15/2017	2,000,000	1,890,000	0.41%
Ford Motor
7.450%, due 07/16/2031	200,000	116,500	0.03%
General Motors
8.375%, due 07/15/2033	2,100,000	1,244,250	0.27%
OTHER SECURITIES		1,736,250	0.38%
		8,452,000
Consumer, Non-cyclical - 4.44%
Tenet Healthcare Corp.
6.375 to 9.250%, due 12/1/2011 to 2/1/2015	10,500,000	10,166,250	2.23%
OTHER SECURITIES		10,078,950	2.21%
		20,245,200
Energy - 5.57%
Chesapeake Energy Corp.
7.250%, due 12/15/2018	4,000,000	3,890,000	0.85%
Dynegy Holdings, Inc.
8.375%, due 05/01/2016	3,500,000	3,395,000	0.75%
OTHER SECURITIES		18,111,855	3.97%
		25,396,855
Financial - 11.69%
American International Group, Inc.
8.175%, due 05/15/2058 (a) (c)	3,500,000	3,293,882	0.72%
Ford Motor Credit Company
7.375 to 7.875%, due 10/28/2009 to 6/15/2010	11,750,000	10,511,164	2.30%
Ford Motor
7.250 to 9.750%, due 9/15/2010 to 10/25/2011		3,967,382	0.87%
General Motors Acceptance Corp.
5.625 to 7.750%, due 5/15/2009 to 1/19/2010	10,500,000	9,368,100	2.06%
General Motors
6.750 to 6.875%, due 9/15/2011 to 12/1/2014		2,485,939	0.54%
iStar Financial
8.625%, due 06/01/2013	2,750,000	2,516,250	0.55%
JP Morgan Chase & Company, Series L
7.900%, due 12/31/2049 (a)	3,400,000	3,187,976	0.70%
Lehman Brothers Holdings, Inc., MTN
6.200 to 6.875%, due 9/26/2014 to 5/2/2018	7,000,000	6,722,187	1.48%
Liberty Mutual Group, Inc.
10.750%, due 06/15/2058 (a) (c)	5,000,000	4,787,500	1.05%
OTHER SECURITIES		6,406,391	1.42%
		53,246,771
Industrial - 2.48%
Allied Waste North America, Inc., Series B
7.375%, due 04/15/2014	4,000,000	4,060,000	0.88%

21

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Industrial (continued)
Allied Waste North America
7.125%, due 05/15/2016	1,000,000	$995,000	0.22%
OTHER SECURITIES		6,223,500	1.38%
		11,278,500
Technology - 2.29%
Ceridian Corp.
11.250%, due 11/15/2015 (c)	3,500,000	3,176,250	0.70%
First Data
9.875%, due 09/24/2015 (c)	2,200,000	1,914,000	0.42%
Freescale Semiconductor
8.875 to 10.125%, due 12/15/2014 to 12/15/2016		5,350,000	1.17%
		10,440,250
Utilities - 3.11%
Energy Future Holdings Corp.
11.250%, due 11/01/2017 (c)	4,100,000	4,089,750	0.89%
OTHER SECURITIES		10,093,390	2.22%
		14,183,140

TOTAL CORPORATE BONDS (Cost $193,770,229)		$182,999,360
CONVERTIBLE BONDS - 1.53%
Financial - 1.21%
Goldman Sachs Group, Inc., Series ABX
10.000%, due 02/27/2009	6,500,000	3,027,284	0.66%
iStar Financial
3.198%, due 10/01/2012 (a)	3,200,000	2,497,261	0.55%
		5,524,545
Technology - 0.32%		1,445,720	0.32%

TOTAL CONVERTIBLE BONDS (Cost $8,286,454)		$6,970,265
COMMON STOCKS - 34.62%
Basic Materials - 0.77%
Dow Chemical Company	100,000	3,491,000	0.77%
Communications - 2.13%
AT&T, Inc.	225,000	7,580,250	1.66%
OTHER SECURITIES		2,124,000	0.47%
		9,704,250
Consumer, Cyclical - 0.94%		4,294,580	0.94%
Consumer, Non-cyclical - 4.41%
Johnson & Johnson	90,000	5,790,600	1.27%
Merck & Company, Inc.	120,000	4,522,800	0.99%
Pfizer, Inc.	400,000	6,988,000	1.54%
OTHER SECURITIES		2,786,710	0.61%
		20,088,110
Energy - 6.19%
Canadian Oil Sands Trust, ADR	125,000	6,742,179	1.48%
Chevron Corp.	35,000	3,469,550	0.76%
ConocoPhillips	60,000	5,663,400	1.25%
Duke Energy Corp.	250,000	$4,345,000	0.95%
Spectra Energy Corp.	100,000	2,874,000	0.63%
OTHER SECURITIES		5,107,013	1.12%
		28,201,142
Financial - 3.43%
Bank of America Corp.	150,000	3,580,500	0.79%
JP Morgan Chase & Company	70,000	2,401,700	0.53%
OTHER SECURITIES		9,669,678	2.11%
		15,651,878
Industrial - 1.78%
3M Company	56,200	3,910,958	0.86%
General Electric Company	157,000	4,190,330	0.92%
		8,101,288
Technology - 2.45%
Intel Corp.	330,000	7,088,400	1.55%
OTHER SECURITIES		4,065,000	0.90%
		11,153,400
Utilities - 12.52%
Consolidated Edison, Inc.	80,000	3,127,200	0.69%
Dominion Resources, Inc.	130,000	6,173,700	1.36%
FirstEnergy Corp.	50,000	4,116,500	0.90%
PG&E Corp.	140,000	5,556,600	1.22%
Public Service Enterprise Group, Inc.	150,000	6,889,500	1.50%
The Southern Company	233,313	8,147,290	1.78%
OTHER SECURITIES		23,044,831	5.07%
		57,055,621

TOTAL COMMON STOCKS (Cost $174,463,893)		$157,741,269
PREFERRED STOCKS - 10.06%
Consumer, Cyclical - 0.25%
General Motors Corp., Series C, 6.25%	85,000	1,127,100	0.25%
Consumer, Non-cyclical - 0.63%
Schering-Plough Corp., 6.00%	15,000	2,858,550	0.63%
Financial - 6.10%
Bank of America Corp., Series L, 7.25%	2,850	2,522,250	0.56%
Lehman Brothers Holdings, Inc., Series P, 7.25%	7,280	5,869,848	1.30%
Lehman Brothers Holdings, Inc., Series Q, 8.75% *	6,500	4,982,250	1.09%
Morgan Stanley, 5.26% (c)	75,000	5,476,433	1.20%
OTHER SECURITIES		8,922,588	1.95%
		27,773,369
Government - 2.18%
Federal National Mortgage Association, 5.375%	20	1,200,000	0.26%
Federal National Mortgage Association, Series 08-1, 8.75%	56,800	2,175,440	0.48%
Federal National Mortgage Association, Series Q, 6.75%	80,000	1,692,800	0.37%

22

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED STOCKS (continued)
Government (continued)
Federal National Mortgage Association, Series R, 7.625%	60,200	$1,438,780	0.32%
Federal National Mortgage Association, Series S, 8.25%	150,000	3,442,500	0.75%
		9,949,520
Mortgage Securities - 0.53%		2,430,000	0.53%
Utilities - 0.37%		1,683,084	0.37%

TOTAL PREFERRED STOCKS (Cost $54,329,996)		$45,821,623
TERM LOANS - 2.31%
Consumer, Cyclical - 0.57%		2,585,137	0.57%
Consumer, Non-cyclical - 0.53%		2,426,983	0.53%
Technology - 0.80%
First Data
5.392%, due 09/24/2014 (a)		3,673,830	0.80%
Utilities - 0.41%		1,855,642	0.41%

TOTAL TERM LOANS (Cost $11,075,770)		$10,541,592
SHORT TERM INVESTMENTS - 10.38%
Federal Home Loan Bank Discount Notes
2.040%, due 07/01/2008 (i)	47,270,000	47,270,000	10.38%

TOTAL SHORT TERM INVESTMENTS (Cost $47,270,000)		$47,270,000
Total Investments (Income Trust) (Cost $496,819,234) - 100.78%		$459,116,296	$100.78%
Liabilities in Excess of Other Assets - (0.78)%		(3,550,554)	(0.78)%
TOTAL NET ASSETS - 100.00%		$455,565,742	$100.00%

Investment Quality Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 24.19%
Treasury Inflation Protected Securities (j) - 6.97%
2.375%, due 04/15/2011	26,944,041	$28,550,148	6.48%
2.375% TBA **	2,079,478	2,180,853	0.49%
		30,731,001
U.S. Treasury Bonds - 15.33%
8.750%, due 08/15/2020	20,150,000	28,394,191	6.45%
8.125%, due 08/15/2019 ****	3,090,000	4,127,081	0.94%
8.125%, due 08/15/2021	8,477,000	11,581,040	2.63%
7.875%, due 02/15/2021	17,256,000	23,007,097	5.22%
6.000%, due 02/15/2026	350,000	409,910	0.09%
		67,519,319
U.S. Treasury Notes - 1.89%
3.375%, due 11/30/2012	8,300,000	$8,336,313	1.89%

TOTAL U.S. TREASURY OBLIGATIONS (Cost $100,138,605)		$106,586,633
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.45%
Federal Home Loan Bank - 0.59%
5.800%, due 09/02/2008	2,595,000	2,609,252	0.59%
Federal Home Loan Mortgage Corp. - 0.85%
6.625%, due 09/15/2009	2,595,000	2,707,543	0.62%
OTHER SECURITIES		1,012,360	0.23%
		3,719,903
Federal National Mortgage Association - 4.43%
6.625%, due 09/15/2009	3,400,000	3,547,371	0.82%
4.918%, due 02/01/2013	1,676,760	1,680,787	0.38%
4.656 to 7.000%, due 10/1/2011 to 2/1/2036		14,284,145	3.23%
		19,512,303
Government National Mortgage Association - 0.46%		2,035,113	0.46%
Housing & Urban Development - 0.12%		541,532	0.12%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $29,684,203)		$28,418,103
FOREIGN GOVERNMENT OBLIGATIONS - 1.00%
Brazil - 1.00%
Federative Republic of Brazil
6.000 to 10.000%, due 8/15/2010 to 1/1/2017	6,450,000	4,399,867	1.00%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,255,414)		$4,399,867
CORPORATE BONDS - 44.32%
Basic Materials - 1.61%		7,103,865	1.61%
Communications - 6.62%
Time Warner Cable, Inc.
5.850%, due 05/01/2017	1,895,000	1,799,874	0.41%
OTHER SECURITIES		27,347,607	6.21%
		29,147,481
Consumer, Cyclical - 2.01%		8,859,767	2.01%
Consumer, Non-cyclical - 4.10%
Erac USA Finance Company
8.000%, due 01/15/2011 (c)	1,816,000	1,875,487	0.43%
Philip Morris International, Inc.
5.650%, due 05/16/2018	1,800,000	1,749,532	0.40%
OTHER SECURITIES		14,452,496	3.27%
		18,077,514

23

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Diversified - 0.03%		$142,211	0.03%
Energy - 2.07%
NGPL PipeCo LLC
6.514%, due 12/15/2012 (c)	1,850,000	1,878,228	0.43%
OTHER SECURITIES		7,230,520	1.64%
		9,108,748
Financial - 21.79%
Bank of America Corp.
5.420%, due 03/15/2017	4,000,000	3,658,549	0.82%
Bank of America
4.375%, due 12/01/2010	1,514,000	1,508,846	0.34%
Bear Stearns
5.350 to 7.250%, due 2/1/2012 to 2/1/2018		1,843,008	0.42%
General Electric
4.800 to 6.750%, due 2/22/2011 to 3/15/2032		3,255,923	0.74%
Goldman Sachs Group, Inc.
6.750%, due 10/01/2037	3,540,000	3,238,200	0.72%
Goldman Sachs
5.450 to 6.150%, due 11/1/2012 to 4/1/2018		2,064,187	0.47%
JP Morgan Chase
5.375 to 7.000%, due 11/15/2009 to 3/15/2035		3,385,635	0.77%
Lehman Brothers Holdings, Inc., MTN
6.200%, due 09/26/2014	2,135,000	2,037,789	0.46%
Liberty Mutual Insurance Company
7.697%, due 10/15/2097 (c)	2,000,000	1,696,935	0.39%
Merrill Lynch & Company, Inc.
6.400%, due 08/28/2017	2,250,000	2,084,922	0.46%
Merrill Lynch
5.450 to 7.750%, due 2/5/2013 to 5/14/2038		1,460,651	0.34%
Morgan Stanley
4.750 to 6.750%, due 4/15/2011 to 4/1/2018		5,245,787	1.19%
NBD Bancorp
8.250%, due 11/01/2024	1,730,000	1,925,064	0.44%
Royal Bank of Scotland Group PLC
6.400%, due 04/01/2009	2,379,000	2,410,441	0.54%
United States Bancorp Oregon
7.500%, due 06/01/2026	1,624,000	1,743,541	0.40%
OTHER SECURITIES		58,473,156	13.29%
		96,032,634
Industrial - 1.06%
General Electric
5.250%, due 12/06/2017	1,125,000	1,081,498	0.24%
OTHER SECURITIES		3,601,796	0.82%
		4.683,294
Technology - 0.41%		1,804,995	0.41%
Utilities - 4.62%
NSTAR
8.000%, due 02/15/2010	1,730,000	$1,835,219	0.41%
Union Electric Company
6.400%, due 06/15/2017	2,330,000	2,325,505	0.52%
OTHER SECURITIES		16,186,955	3.69%
		20,347,679

TOTAL CORPORATE BONDS (Cost $201,670,179)		$195,308,188
MUNICIPAL BONDS - 1.19%
Government - 1.19%		5,236,797	1.19%

TOTAL MUNICIPAL BONDS (Cost $5,221,296)		$5,236,797
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.87%
Banc of America Commercial Mortgage, Inc, Series 2006-2, Class A4
5.929%, due 05/10/2045 (a)	2,500,000	2,441,167	0.55%
Banc of America Commercial Mortgage, Inc., Series 2002-PB2 Class A4
6.186%, due 06/11/2035	2,594,203	2,664,805	0.61%
Bear Stearns Commercial Mortgage Securities, Inc., Series 2003-T12, Class A4
4.680%, due 08/13/2039	2,594,203	2,527,955	0.57%
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM
5.941%, due 09/11/2038 (a)	2,000,000	1,870,563	0.42%
Bear Stearns
4.871%, due 09/11/2042	1,405,000	1,321,612	0.30%
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4
5.961%, due 06/10/2046 (a)	2,000,000	1,956,106	0.44%
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3
6.640%, due 01/17/2032	2,364,347	2,389,809	0.54%
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3
5.467%, due 09/15/2039	2,500,000	2,376,421	0.54%
Diversified REIT Trust, Series 2000-1A, Class B
6.971%, due 03/08/2010 (c)	2,000,000	2,053,950	0.47%
First Union - Chase Commercial Mortgage, Series 1999-C2, Class A2
6.645%, due 06/15/2031	1,916,446	1,932,853	0.44%
General Electric
5.743%, due 05/12/2035 (a) (c)	570,725	555,409	0.13%

24

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553%, due 04/10/2038 (a)	2,500,000	$2,409,005	0.55%
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.560%, due 11/10/2039 (a)	2,250,000	2,153,998	0.49%
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4
6.065%, due 04/15/2045 (a)	2,150,000	2,111,911	0.48%
JP Morgan Chase
5.440 to 6.390%, due 11/18/2008 to 6/12/2047 (a)		2,433,016	0.56%
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4
6.080%, due 06/15/2038 (a)	1,700,000	1,674,055	0.38%
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4
5.842%, due 05/12/2039 (a)	2,000,000	1,945,939	0.44%
Morgan Stanley Capital I, Series 2007-HQ11, Class A4
5.447%, due 02/12/2044 (a)	2,095,000	1,945,711	0.44%
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4
6.390%, due 10/15/2035	1,729,469	1,770,920	0.40%
Morgan Stanley
5.980 to 6.390%, due 6/15/2011 to 1/15/2039 (a)		1,255,310	0.28%
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A2
4.493%, due 02/11/2036	2,594,203	2,467,275	0.56%
OTHER SECURITIES		5,643,258	1.28%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,518,767)		$47,901,048
ASSET BACKED SECURITIES - 2.26%
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4
3.650%, due 07/15/2011	2,660,000	2,663,745	0.60%
Ford Credit Auto Owner Trust, Series 2005-C, Class A4
4.360%, due 06/15/2010	1,786,000	1,795,832	0.41%
Harley-Davidson Motorcycle Trust, Series 2005-1, Class A2
3.760%, due 12/17/2012	1,649,713	1,653,288	0.38%
OTHER SECURITIES		3,831,077	0.87%

TOTAL ASSET BACKED SECURITIES (Cost $10,024,127)		$9,943,942
REPURCHASE AGREEMENTS - 8.28%
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2008 at 2.700% to be repurchased at $36,502,738 on 07/01/2008, collateralized by $47,499,245 Federal Home Loan Mortgage Corp., 6.50% due 07/01/2027 (valued at $37,230,000, including interest)
	36,500,000	$36,500,000	8.28%

TOTAL REPURCHASE AGREEMENTS (Cost $36,500,000)		$36,500,000
Total Investments (Investment Quality Bond Trust) (Cost $437,012,591) - 98.56%		$434,294,578	$98.56%
Assets in excess of Other Liabilities - 1.44%		6,326,080	1.44%
TOTAL NET ASSETS - 100.00%		$440,620,658	$100.00%

Money Market Trust
	Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS - 99.95%
Abbey National North America LLC
zero coupon, due 7/1/2008 to 7/14/2008		$49,981,313	1.40%
Bank of Montreal
zero coupon, due 07/07/2008	50,000,000	49,979,833	1.41%
Bank of Nova Scotia
zero coupon, due 07/16/2008	51,355,000	51,303,859	1.44%
Bankamerica Corp.
zero coupon, due 07/08/2008	75,000,000	74,964,271	2.12%
Danske Corp.
zero coupon, due 07/11/2008	33,400,000	33,375,878	0.94%
Depfa Bank PLC
zero coupon, due 7/2/2008 to 7/14/2008		72,844,539	2.05%
Federal Home Loan Bank Discount Notes
zero coupon, due 7/2/2008 to 8/20/2008		708,259,588	19.92%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon, due 7/3/2008 to 8/19/2008		805,971,849	22.68%
Federal National Mortgage Association Discount Notes
zero coupon, due 7/1/2008 to 8/20/2008		766,062,771	21.55%
U.S. Treasury Bills
zero coupon, due 7/3/2008 to 9/4/2008		584,386,658	16.44%
Rabobank USA Financial Corp.
zero coupon, due 07/02/2008	30,000,000	29,998,042	0.84%
General Electric Capital Corp.
zero coupon, due 07/03/2008	30,000,000	29,996,550	0.84%

25

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS (continued)
Nestle Capital Corp.
zero coupon, due 7/8/2008 to 7/11/2008		$47,583,985	1.35%
Royal Bank of Canada
zero coupon, due 08/06/2008	48,500,000	48,385,540	1.36%
Toronto Dominion Holdings USA, Inc.
zero coupon, due 8/5/2008 to 8/22/2008		69,113,403	1.95%
Wells Fargo & Company
zero coupon, due 07/03/2008	30,000,000	29,996,417	0.84%
UBS Finance Delaware LLC
zero coupon, due 07/03/2008	68,399,000	68,391,020	1.92%
OTHER SECURITIES		32,186,312	0.90%

TOTAL SHORT TERM INVESTMENTS (Cost $3,552,781,828)		$3,552,781,828
Total Investments (Money Market Trust) (Cost $3,552,781,828) - 99.95%		$3,552,781,828	$99.95%
Assets in excess of Other Liabilities - 0.05%		1,853,396	0.05%
TOTAL NET ASSETS - 100.00%		$3,554,635,224	$100.00%

Money Market Trust B
	Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS - 99.77%
Abbey National North America LLC
zero coupon, due 07/02/2008	15,000,000	$14,999,067	2.30%
Bank of Montreal
zero coupon, due 07/02/2008	15,000,000	14,998,992	2.30%
Bank of Scotland PLC
zero coupon, due 7/8/2008 to 7/10/2008		19,988,444	3.06%
Danske Corp.
zero coupon, due 07/11/2008	25,000,000	24,981,944	3.84%
Federal Home Loan Bank Discount Notes
zero coupon, due 7/2/2008 to 8/6/2008		128,982,245	19.80%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon, due 7/28/2008 to 8/18/2008		156,248,068	23.99%
Federal National Mortgage Association Discount Notes
zero coupon, due 7/2/2008 to 9/2/2008		115,053,288	17.66%
Lloyds TSB Bank PLC
zero coupon, due 7/1/2008 to 7/2/2008		14,810,350	2.28%
Rabobank USA Financial Corp.
zero coupon, due 07/07/2008	25,000,000	24,990,208	3.83%
U.S. Treasury Bills
zero coupon, due 7/3/2008 to 9/4/2008		116,865,326	17.94%
Wells Fargo & Company
zero coupon, due 07/18/2008	18,000,000	$17,980,025	2.77%

TOTAL SHORT TERM INVESTMENTS (Cost $649,897,957)		$649,897,957
Total Investments (Money Market Trust B) (Cost $649,897,957) - 99.77%		$649,897,957	$99.77%
Assets in excess of Other Liabilities - 0.23%		1,472,766	0.23%
TOTAL NET ASSETS - 100.00%		$651,370,723	$100.00%

Real Return Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 100.76%
Treasury Inflation Protected Securities (j) - 100.76%
4.250%, due 01/15/2010	53,434,368	$57,308,360	4.98%
3.875%, due 04/15/2029	51,808,242	67,322,375	5.84%
3.625%, due 04/15/2028	63,483,750	79,220,800	6.88%
3.500%, due 01/15/2011	111,874,467	121,785,874	10.57%
3.375%, due 04/15/2032	12,908,998	16,244,154	1.41%
3.000%, due 07/15/2012	25,661,206	28,181,213	2.45%
2.625%, due 07/15/2017	47,977,080	52,992,172	4.60%
2.500%, due 07/15/2016	17,768,308	19,414,648	1.69%
2.375%, due 04/15/2011	34,514,009	36,571,355	3.17%
2.375%, due 01/15/2017	20,258,910	21,928,690	1.90%
2.375% TBA **	82,338,804	86,352,821	7.50%
2.000%, due 04/15/2012	13,418,748	14,156,779	1.23%
2.000%, due 01/15/2014	60,571,055	64,304,715	5.58%
2.000%, due 07/15/2014	32,109,840	34,099,141	2.96%
2.000%, due 01/15/2016	53,911,440	56,783,895	4.93%
2.000%, due 01/15/2026	79,614,672	78,936,673	6.85%
1.875%, due 07/15/2013	137,431,552	145,290,988	12.60%
1.875% TBA **	71,569,652	74,941,227	6.51%
1.625%, due 01/15/2015	34,868,064	36,009,435	3.13%
0.625%, due 04/15/2013	43,453,275	43,293,715	3.76%
0.875% TBA **	10,038,572	10,211,837
0.875 to 3.375%, due 4/15/2010 to 1/15/2028		15,383,590	2.22%
		1,160,734,457

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,135,782,939)		$1,160,734,457
U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.13%
Federal Home Loan Mortgage Corp. - 11.57%
5.500% TBA **	56,500,000	55,661,326	4.84%
4.500 to 6.729%, due 5/15/2017 to 1/1/2038 (a)		77,671,643	6.73%
		133,332,969

26

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association - 13.35%
6.000%, due 12/01/2036	17,658,839	$17,853,362	1.54%
6.000%, due 02/01/2037	13,961,703	14,115,499	1.22%
5.500%, due 07/01/2037	26,043,958	25,693,994	2.22%
4.526 to 6.500%, due 4/1/2021 to 10/1/2044 (a)		96,090,399	8.37%
		153,753,254
Government National Mortgage Association - 0.21%		2,374,821	0.21%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $289,738,464)		$289,461,044
FOREIGN GOVERNMENT OBLIGATIONS - 5.12%
France - 2.30%
Government of France
2.500%, due 07/25/2013	16,511,334	26,457,981	2.30%
Japan - 2.35%
Government of Japan
0.800 to 1.200%, due 12/10/2015 to 12/10/2017		27,103,593	2.35%
United Kingdom - 0.47%		5,402,294	0.47%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $55,483,568)		$58,963,868
CORPORATE BONDS - 31.72%
Basic Materials - 0.68%		7,876,657	0.68%
Communications - 0.79%		9,084,382	0.79%
Consumer, Cyclical - 1.93%		22,229,771	1.93%
Consumer, Non-cyclical - 3.03%
Philip Morris International, Inc.
5.650%, due 05/16/2018	15,000,000	14,579,430	1.26%
OTHER SECURITIES		20,373,412	1.77%
		34,952,842
Energy - 1.31%
NGPL PipeCo LLC
6.514%, due 12/15/2012 (c)	12,200,000	12,386,160	1.08%
OTHER SECURITIES		2,697,446	0.23%
		15,083,606
Financial - 23.29%
American Express
5.500 to 8.150%, due 4/16/2013 to 3/19/2038		8,702,707	0.76%
Bank of America
2.813 to 2.904%, due 12/18/2008 to 11/6/2009 (a)		3,486,236	0.30%
Barclays
5.450 to 7.434%, due 9/12/2012 to 9/29/2049 (a) (c)		15,392,858	1.33%
Bear Stearns
6.400 to 7.250%, due 8/10/2012 to 2/1/2018		$9,148,135	0.79%
Berkshire Hathaway Finance Corp.
5.400%, due 05/15/2018 (c)	15,500,000	15,491,566	1.35%
Citigroup
2.481 to 8.300%, due 12/26/2008 to 12/21/2057 (a)		14,488,309	1.26%
General Electric
2.907 to 6.375%, due 10/24/2008 to 11/15/2067 (a) (c)		10,412,208	0.90%
Goldman Sachs
2.841 to 6.750%, due 12/22/2008 to 10/1/2037 (a)		18,726,720	1.64%
Hartford Financial Services Group, Inc., MTN
6.000%, due 01/15/2019	15,500,000	14,900,398	1.29%
Merrill Lynch
2.831 to 6.875%, due 10/23/2008 to 4/25/2018 (a)		9,829,256	0.85%
Wachovia
2.638 to 2.752%, due 2/23/2009 to 12/2/2010 (a)		4,006,356	0.35%
OTHER SECURITIES		143,658,536	12.47%
		268,243,285
Government - 0.10%		1,203,337	0.10%
Industrial - 0.26%		3,000,912	0.26%
Technology - 0.17%		1,898,376	0.17%
Utilities - 0.16%		1,854,559	0.16%

TOTAL CORPORATE BONDS (Cost $370,486,901)		$365,427,727
MUNICIPAL BONDS - 0.98%
Government - 0.98%		11,239,836	0.98%

TOTAL MUNICIPAL BONDS (Cost $11,752,952)		$11,239,836
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.09%
Bank of America
2.981 to 6.141%, due 8/15/2029 to 9/10/2047 (a) (c)		9,372,208	0.82%
Bear Stearns
2.573 to 6.440%, due 6/16/2030 to 12/25/2046 (a) (c)		37,563,092	3.25%
Citigroup
4.098 to 4.900%, due 8/25/2035 to 12/25/2035 (a)		4,390,895	0.38%
Federal Home Loan Mortgage Corp., REMICS, Series 2007-3346, Class FA
2.701%, due 02/15/2019 (a)	18,871,180	18,404,996	1.61%
Federal Home Loan Mortgage
2.621 to 5.500%, due 5/15/2016 to 2/25/2045 (a)		38,555,589	3.35%

27

The accompanying notes are an integral part of the financial statements.

John Hancock Trust (continued)
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Merrill Lynch
2.541 to 4.430%, due 6/15/2022 to 2/25/2036 (a) (c)		$11,233,669	0.97%
OTHER SECURITIES		54,271,566	4.71%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $184,631,825)		$173,792,015
ASSET BACKED SECURITIES - 8.07%
American Express
3.421%, due 08/15/2012 (a)	7,900,000	7,932,098	0.68%
Bear Stearns
2.533 to 3.483%, due 10/25/2032 to 8/25/2037 (a)		6,373,178	0.54%
Citigroup
2.533 to 2.563%, due 10/1/2036 to 1/25/2037 (a) (c)		2,176,147	0.19%
Federal Home Loan Mortgage
2.743%, due 08/25/2031 (a)	104,994	102,005	0.01%
General Electric
4.229%, due 12/10/2037 (a)	2,822,135	2,796,833	0.24%
Merrill Lynch
2.513 to 2.553%, due 8/25/2036 to 7/25/2037 (a)		1,531,088	0.14%
SLM Student Loan
2.910 to 2.960%, due 10/25/2014 to 9/25/2020 (a)		12,499,771	1.07%
Wachovia
2.551 to 5.118%, due 8/11/2018 to 6/15/2020 (a) (c)		11,314,418	0.98%
OTHER SECURITIES		48,257,981	4.22%

TOTAL ASSET BACKED SECURITIES (Cost $96,298,479)		$92,983,519
PREFERRED STOCKS - 0.36%
Financial - 0.36%
Bank of America Corp., 8.00%	1,400,000	1,311,618	0.11%
Bank of America Corp., Series L, 7.25%	1,000	885,000	0.08%
Wachovia Corp., 7.98%	1,500,000	1,377,600	0.12%
Wachovia Corp., Series L, 7.50%	600	528,828	0.05%
		4,103,046

TOTAL PREFERRED STOCKS (Cost $4,500,000)		$4,103,046
TERM LOANS - 0.86%
Basic Materials - 0.08%		918,528	0.08%
Consumer, Non-cyclical - 0.37%		4,343,073	0.37%
Financial - 0.41%		4,705,939	0.41%

TOTAL TERM LOANS (Cost $11,114,019)		$9,967,540
OPTIONS - 0.11%
Other - 0.11%		$1,301,700	0.11%

TOTAL OPTIONS (Cost $922,907)		$1,301,700
REPURCHASE AGREEMENTS - 0.28%

TOTAL REPURCHASE AGREEMENTS (Cost $3,211,000)		$3,211,000	0.28%
SHORT TERM INVESTMENTS - 16.98%
BNP Paribas Finance, Inc.
2.500%, due 07/01/2008	23,600,000	23,600,000	2.05%
Bank of Scotland PLC
2.630%, due 07/11/2008	41,900,000	41,869,390	3.64%
Danske Corp.
2.690%, due 09/18/2008	18,200,000	18,092,564	1.57%
Societe Generale North America
2.860%, due 08/06/2008	29,100,000	29,016,774	2.53%
Unicredito Italiano Bank Ireland PLC
2.400%, due 07/01/2008	28,100,000	28,100,000	2.45%
U.S. Treasury Bills
zero coupon, due 8/28/2008 to 9/25/2008		7,472,579	0.63%
Westpac New Zealand, Ltd.
2.770%, due 09/18/2008	21,600,000	21,468,702	1.86%
OTHER SECURITIES		25,922,463	2.25%

TOTAL SHORT TERM INVESTMENTS (Cost $195,542,472)		$195,542,472
Total Investments (Real Return Bond Trust) (Cost $2,359,465,527) - 205.46%		$2,366,728,224	$205.46%
Liabilities in Excess of Other Assets - (105.46)%		(1,214,808,800)	(105.46)%
TOTAL NET ASSETS - 100.00%		$1,151,919,424	$100.00%

Schedule of Securities Sold Short
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.97%
Federal Home Loan Mortgage Corp. - 2.47%
6.000% TBA**	9,800,000	$9,899,148
Federal National Mortgage Association - 40.48%
5.000% TBA**	8,900,000	8,530,098
5.500% TBA**	63,280,000	62,350,575
6.000% TBA**	7,000,000	7,169,532
6.000% TBA**	83,500,000	84,230,625
Government National Mortgage Association - 1.02%
5.500% TBA**	100,000	99,469
6.000% TBA**	2,800,000	2,841,781
6.500% TBA**	1,100,000	1,135,578

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Proceeds $175,913,502)		$176,256,806

28

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Schedule of Securities Sold Short (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 56.03%
Treasury Inflation Protected Securities (j) - 6.10%
1.625%, due 01/15/2018	24,041,639	$24,454,867
U.S. Treasury Bonds - 23.51%
4.750%, due 02/15/2037	4,400,000	4,558,127
5.000%, due 05/15/2037	33,900,000	36,551,082
4.375%, due 02/15/2038	54,400,000	53,142,000
U.S. Treasury Notes - 26.42%
4.250%, due 08/15/2014	8,800,000	9,209,059
4.875%, due 05/31/2011	9,300,000	9,824,576
4.750%, due 08/15/2017	10,700,000	11,352,871
4.125%, due 08/31/2012	7,300,000	7,565,195
4.250%, due 11/15/2017	40,000	40,859
3.625%, due 12/31/2012	2,730,000	2,775,001
3.500%, due 02/15/2018	2,300,000	2,217,883
2.500%, due 03/31/2013	5,500,000	5,313,088
2.125%, due 04/30/2010	24,200,000	24,024,163
3.125%, due 04/30/2013	7,400,000	7,347,393
3.875%, due 05/15/2018	26,400,000	26,224,678

TOTAL U.S. TREASURY OBLIGATIONS (Proceeds $219,298,886)		224,600,842
Total Securities Sold Short (Proceeds $395,212,388)		$400,857,648

Short-Term Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 1.34%
U.S. Treasury Notes - 1.34%
3.500%, due 05/31/2013	2,943,000	$2,964,843	1.34%

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,985,337)		$2,964,843
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.05%
Federal Home Loan Mortgage Corp. - 6.41%
5.833%, due 03/01/2037 (a)	3,476,469	3,553,420	1.60%
5.250%, due 07/18/2011	8,500,000	8,880,496	4.00%
6.500 to 8.500%, due 11/1/2009 to 11/1/2033 (a)		1,779,263	0.81%
		14,213,179
Federal National Mortgage Association - 8.44%
4.706%, due 03/01/2035 (a)	2,500,778	2,530,585	1.14%
4.250%, due 08/15/2010	10,000,000	10,195,070	4.61%
5.750 to 8.000%, due 8/1/2009 to 7/1/2034 (a)		5,998,920	2.69%
		18,724,575
Government National Mortgage Association - 0.20%		437,634	0.20%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,749,373)		$33,375,388
CORPORATE BONDS - 32.89%
Basic Materials - 0.45%		$988,430	0.45%
Communications - 5.28%
Time Warner, Inc.
2.915%, due 11/13/2009 (a)	2,500,000	2,429,452	1.10%
Time Warner
6.750%, due 04/15/2011	1,000,000	1,022,280	0.46%
Walt Disney Company, MTN
2.796%, due 09/10/2009 (a)	2,000,000	1,998,346	0.90%
OTHER SECURITIES		6,273,219	2.82%
		11,723,297
Consumer, Cyclical - 1.50%		3,332,669	1.50%
Consumer, Non-cyclical - 1.14%
UnitedHealth Group, Inc.
2.981%, due 06/21/2010 (a)	2,000,000	1,927,716	0.87%
OTHER SECURITIES		604,626	0.27%
		2,532,342
Energy - 2.24%
Kinder Morgan Energy Partners LP
5.850%, due 09/15/2012	1,850,000	1,865,544	0.84%
ONEOK Partners LP
5.900%, due 04/01/2012	1,500,000	1,508,028	0.68%
OTHER SECURITIES		1,593,525	0.72%
		4,967,097
Financial - 17.78%
Lehman Brothers Holdings, Inc., MTN
6.000%, due 07/19/2012	2,000,000	1,936,294	0.87%
Bear Stearns
3.129%, due 01/31/2011 (a)	1,000,000	970,440	0.44%
CNA Financial Corp.
6.000 to 6.600%, due 12/15/2008 to 8/15/2011	2,900,000	2,917,042	1.32%
Colonial Realty LP
4.750%, due 02/01/2010	1,500,000	1,460,466	0.66%
Credit Suisse
2.775%, due 11/20/2009 (a)	700,000	691,920	0.31%
Hartford Financial Services Group
5.550 to 6.375%, due 8/16/2008 to 11/1/2008		2,258,662	1.01%
Lehman Brothers
2.778 to 5.750%, due 5/25/2010 to 4/25/2011 (a)		1,904,474	0.86%
Merrill Lynch
2.561%, due 08/14/2009 (a)	857,000	831,749	0.37%
RenaissanceRe Holdings, Ltd.
7.000%, due 07/15/2008	1,500,000	1,500,546	0.68%
Rockies Express Pipeline LLC
5.100%, due 08/20/2009 (a) (c)	1,500,000	1,501,010	0.68%
Simon Property Group LP, REIT
3.750%, due 01/30/2009	2,256,000	2,252,503	1.03%
Westfield Group
5.400%, due 10/01/2012 (c)	2,000,000	1,960,098	0.88%
Xstrata Finance Dubai, Ltd.
3.035%, due 11/13/2009 (c)	1,500,000	1,464,272	0.66%

29

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financial (continued)
OTHER SECURITIES		$17,793,185	8.01%
		39,442,661
Industrial - 1.36%
FedEx Corp.
5.500%, due 08/15/2009	2,000,000	2,011,158	0.90%
OTHER SECURITIES		1,009,716	0.46%
		3,020,874
Technology - 0.63%		1,397,684	0.63%
Utilities - 2.51%
Dominion Resources, Inc., Series B
2.858%, due 11/14/2008 (a)	1,500,000	1,479,463	0.67%
Dominion Resources
4.750%, due 12/15/2010	1,000,000	1,006,406	0.45%
OTHER SECURITIES		3,078,249	1.39%
		5,564,118

TOTAL CORPORATE BONDS (Cost $75,422,439)		$72,969,172
COLLATERALIZED MORTGAGE OBLIGATIONS - 34.28%
Banc of America Funding Corp., Series 2005-H, Class 1A1
4.979%, due 11/20/2035 (a)	1,957,056	1,578,446	0.71%
Bank of America
0.841 to 2.731%, due 3/15/2022 to 7/10/2042 (a) (c) (d)		1,651,720	0.75%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 2A1
5.794%, due 10/25/2036 (a)	4,666,180	4,136,902	1.87%
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PWR13, Class X2
0.627%, due 09/11/2041 (a) (d)	95,714,183	1,724,329	0.78%
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-T24, Class A2
5.478%, due 10/12/2041	5,000,000	4,953,619	2.24%
Bear Stearns Commercial Mortgage Securities, Series 2006-PWR12, Class A1
5.546%, due 09/11/2038 (a)	1,505,075	1,512,333	0.68%
Bear Stearns
0.163 to 2.911%, due 3/15/2019 to 12/11/2040 (a) (c) (d)		2,164,429	0.97%
Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class AJFX
5.478%, due 02/05/2019 (c)	2,700,000	2,536,515	1.14%
Commercial Mortgage Pass Through Certificates, Series 2006-FL12, Class B
2.641%, due 12/15/2020 (a) (c)	1,730,610	1,638,522	0.74%
Commercial Mortgage
0.529 to 2.671%, due 11/15/2017 to 5/10/2043 (a) (c) (d)		1,646,784	0.74%
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class ASP
0.775%, due 09/15/2039 (a) (c) (d)	117,030,956	$2,801,393	1.26%
Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class SVA2
2.741%, due 10/15/2021 (a) (c)	2,000,000	1,892,815	0.85%
Credit Suisse
2.701%, due 04/15/2008 (a) (c)	675,000	639,078	0.29%
Federal National Mortgage Association
8.000%, due 09/25/2016	193,371	201,907	0.09%
First Horizon Alternative Mortgage Securities, Series 2004-AA2, Class 2A1
5.036%, due 08/25/2034 (a)	1,539,685	1,488,527	0.67%
GE Capital Commercial Mortgage Corp, Series 2002-2A, Class A2
4.970%, due 08/11/2036	1,483,528	1,481,953	0.67%
Global Tower Partners Acquisition Partners LLC, Series 2007-1A, Class AFX
5.393%, due 05/15/2037 (c)	2,000,000	1,989,140	0.90%
GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2
6.945%, due 09/15/2033	1,953,751	1,980,697	0.89%
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class X2
0.695%, due 05/12/2045 (a) (d)	104,097,561	2,030,267	0.92%
LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2
7.370%, due 08/15/2026	1,404,807	1,457,420	0.66%
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2
7.950%, due 05/15/2025 (a)	1,378,287	1,432,508	0.65%
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class XCP
0.826%, due 09/15/2039 (a) (d)	82,897,017	2,095,686	0.94%
Lehman XS Trust, Series 2007-10H, Class 2A2
7.500%, due 07/25/2037	2,159,245	1,829,346	0.82%
Lehman Brothers
2.641%, due 10/15/2017 (a) (c)	465,889	444,671	0.20%
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A1
5.077%, due 11/12/2037	2,104,704	2,111,031	0.95%
Merrill Lynch
3.133 to 5.528%, due 6/25/2028 to 5/12/2039 (a)		1,612,010	0.72%
Multi Security Asset Trust, Series 2005-RR4A, Class A1
4.380%, due 11/28/2035 (c)	2,480,305	2,232,275	1.01%
Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A2
4.467%, due 03/18/2036	1,597,361	1,564,805	0.71%

30

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
SBA CMBS Trust, Series 2006-1A, Class A
5.314%, due 11/15/2036 (c)	2,000,000	$1,949,040	0.88%
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A1
4.992%, due 10/25/2035 (a)	4,073,378	4,012,584	1.81%
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR17, Class A1
5.333%, due 10/25/2036 (a)	3,103,372	2,971,194	1.34%
Wells Fargo Mortgage Backed Securities Trust, Series 2003-2, Class A6
5.250%, due 02/25/2018	2,252,957	2,237,769	1.01%
OTHER SECURITIES		12,037,722	5.42%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $82,084,786)		$76,037,437
ASSET BACKED SECURITIES - 7.99%
Anthracite
2.841 to 5.488%, due 5/24/2017 to 12/24/2037 (a) (c)		2,310,996	1.04%
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
2.952%, due 03/20/2050 (a) (c)	3,000,000	2,100,001	0.94%
Crest, Ltd., Series 2002-IGA, Class A
3.357%, due 07/28/2017 (a) (c)	1,717,040	1,668,247	0.75%
Crest
3.596 to 7.750%, due 8/31/2036 to 5/28/2038 (a) (c)		1,559,325	0.71%
Highland Park CDO, Ltd., Series 2006-1A, Class A2
3.038%, due 11/25/2051 (a) (c)	2,300,000	1,678,540	0.75%
OTHER SECURITIES		8,415,671	3.80%

TOTAL ASSET BACKED SECURITIES (Cost $23,116,866)		$17,732,780
REPURCHASE AGREEMENTS - 7.64%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $16,944,847 on 07/01/2008, collateralized by $17,155,000 Federal Home Loan Mortgage Corp., 3.50% due 05/05/2011 (valued at $17,283,663, including interest)
	16,944,000	16,944,000	7.64%

TOTAL REPURCHASE AGREEMENTS (Cost $16,944,000)		$16,944,000
Total Investments (Short-Term Bond Trust) (Cost $233,302,801) - 99.19%		$220,023,620	$99.19%
Assets in excess of Other Liabilities - 0.81%		1,799,037	0.81%
TOTAL NET ASSETS - 100.00%		$221,822,657	$100.00%

Spectrum Income Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 14.65%
Basic Materials - 0.83%		$9,322,830	0.83%
Communications - 1.85%
AT&T, Inc.	108,565	3,657,555	0.33%
OTHER SECURITIES		17,212,509	1.52%
		20,870,064
Consumer, Cyclical - 1.07%		12,079,498	1.07%
Consumer, Non-cyclical - 2.67%		30,141,803	2.67%
Energy - 2.25%
Chevron Corp.	51,000	5,055,631	0.45%
Exxon Mobil Corp.	52,500	4,626,825	0.41%
Royal Dutch Shell PLC, ADR	43,500	3,554,385	0.32%
OTHER SECURITIES		12,181,102	1.07%
		25,417,943
Financial - 2.87%
Federal National Mortgage Association	72,200	1,408,622	0.12%
JP Morgan Chase & Company	111,500	3,825,565	0.35%
OTHER SECURITIES		27,119,483	2.40%
		32,353,670
Industrial - 1.60%
General Electric Company	196,800	5,252,592	0.47%
OTHER SECURITIES		12,740,779	1.13%
		17,993,371
Technology - 0.73%		8,275,713	0.73%
Utilities - 0.78%		8,742,134	0.78%

TOTAL COMMON STOCKS (Cost $186,884,015)		$165,197,026
PREFERRED STOCKS - 0.42%
Communications - 0.12%		1,284,650	0.12%
Financial - 0.30%		3,411,666	0.30%

TOTAL PREFERRED STOCKS (Cost $5,713,081)		$4,696,316
TERM LOANS - 1.69%
Basic Materials - 0.09%		970,938	0.09%
Communications - 0.40%		4,522,231	0.40%
Consumer, Cyclical - 0.24%		2,706,398	0.24%
Consumer, Non-cyclical - 0.44%		4,956,597	0.44%
Energy - 0.13%		1,449,998	0.13%
Financial - 0.08%		904,791	0.08%
Technology - 0.17%		1,888,921	0.17%
Utilities - 0.14%		1,635,460	0.14%

TOTAL TERM LOANS (Cost $19,568,234)		$19,035,334

31

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 6.54%
Treasury Inflation Protected Securities (j) - 0.78%
2.000%, due 07/15/2014	6,084,610	$6,461,569	0.58%
1.875 to 2.000%, due 4/15/2012 to 1/15/2016		2,324,720	0.20%
		8,786,289
U.S. Treasury Bonds - 3.26%
8.875%, due 02/15/2019	2,469,000	3,440,011	0.31%
7.875%, due 02/15/2021	3,111,000	4,147,837	0.37%
7.250%, due 08/15/2022	2,265,000	2,918,312	0.26%
6.375%, due 08/15/2027	3,670,000	4,495,750	0.39%
5.375%, due 02/15/2031	3,742,000	4,157,714	0.37%
4.750%, due 02/15/2037	10,325,000	10,662,172	0.94%
4.375 to 7.625%, due 2/15/2025 to 2/15/2038		6,927,516	0.62%
		36,749,312
U.S. Treasury Notes - 2.45%
4.750%, due 08/15/2017	2,915,000	3,088,078	0.27%
4.250%, due 11/15/2014	14,800,000	15,452,118	1.37%
2.875%, due 01/31/2013	4,345,000	4,270,661	0.38%
4.500 to 4.875%, due 2/15/2009 to 5/15/2017		4,806,130	0.43%
		27,616,987
U.S. Treasury Strips - 0.05%
zero coupon, due 05/15/2020	1,070,000	621,413	0.05%

TOTAL U.S. TREASURY OBLIGATIONS (Cost $71,077,861)		$73,774,001
U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.66%
Federal Home Loan Bank - 0.17%		1,904,564	0.17%
Federal Home Loan Mortgage Corp. - 2.90%
3.625 to 10.500%, due 9/15/2008 to 2/1/2038 (a)		32,789,974	2.90%
Federal National Mortgage Association - 10.75%
6.000%, due 02/01/2036	3,365,129	3,409,559	0.30%
6.000%, due 02/01/2038	3,635,434	3,672,072	0.33%
6.000%, due 04/01/2038	3,697,985	3,735,253	0.33%
6.000% TBA **	5,709,000	5,758,507	0.52%
5.500%, due 12/01/2035	5,462,673	5,408,046	0.49%
5.500%, due 04/01/2036	5,765,901	5,697,431	0.52%
5.500%, due 08/01/2037	3,235,003	3,200,631	0.28%
5.000%, due 10/01/2021	3,513,189	3,496,035	0.31%
5.000%, due 05/01/2023	4,131,716	4,090,883	0.36%
5.000%, due 10/01/2035	3,367,437	3,239,843	0.29%
3.250 to 7.125%, due 7/15/2008 to 03/15/2038 ** (a)		79,507,698	7.02%
		121,215,958
Government National Mortgage Association - 11.84%
6.500%, due 03/15/2038	5,692,415	$5,890,314	0.52%
6.000%, due 11/20/2033	2,899,352	2,957,906	0.26%
6.000%, due 09/20/2034	4,158,149	4,236,926	0.38%
6.000%, due 04/15/2038	3,532,892	3,593,199	0.32%
6.000%, TBA **	9,195,090	9,326,550	0.83%
5.500%, due 07/15/2033	5,116,173	5,113,175	0.45%
5.500%, due 12/15/2033	2,977,558	2,975,813	0.26%
5.500% TBA **	12,886,000	12,817,542	1.14%
5.000%, due 07/20/2033	3,123,188	3,029,005	0.27%
5.000%, due 12/15/2033	3,043,009	2,961,704	0.26%
4.000 to 12.750%, due 11/15/2008 to 6/15/2038 **		80,598,999	7.15%
		133,501,133

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $288,524,189)		$289,411,629
FOREIGN GOVERNMENT OBLIGATIONS - 12.33%
Argentina - 0.16%		1,805,525	0.16%
Austria - 0.28%		3,145,276	0.28%
Belgium - 0.29%		3,254,611	0.29%
Brazil - 1.02%
Federative Republic of Brazil
10.000%, due 01/01/2017	8,156,000	4,237,498	0.38%
6.000 to 10.000%, due 1/1/2010 to 1/20/2037		7,250,239	0.64%
		11,487,737
Canada - 0.19%		2,179,265	0.19%
Colombia - 0.08%		883,941	0.08%
Denmark - 0.05%		604,769	0.05%
Ecuador - 0.04%		414,375	0.04%
Egypt - 0.01%		113,515	0.01%
France - 0.92%
Government of France
4.250 to 5.750%, due 10/25/2017 to 10/25/2032	5,285,000	8,340,818	0.74%
OTHER SECURITIES		2,067,528	0.18%
		10,408,346
Gabon - 0.05%		537,010	0.05%
Germany - 0.58%
Federal Republic of Germany
5.250%, due 01/04/2011	2,069,000	3,313,243	0.30%
OTHER SECURITIES		3,207,865	0.28%
		6,521,108
Ghana - 0.06%		717,920	0.06%
Greece - 0.12%		1,310,741	0.12%
Grenada - 0.01%		119,025	0.01%

32

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Hungary - 0.59%
Republic of Hungary
7.250%, due 06/12/2012	622,540,000	$3,865,845	0.34%
OTHER SECURITIES		2,820,382	0.25%
		6,686,227
Indonesia - 0.16%		1,841,111	0.16%
Iraq - 0.14%		1,620,000	0.14%
Ireland - 0.01%		142,618	0.01%
Italy - 0.82%		9,270,108	0.82%
Jamaica - 0.08%		851,600	0.08%
Japan - 2.85%
Government of Japan
1.300 to 1.500%, due 6/20/2012 to 12/20/2013	1,212,750,000	11,536,546	1.04%
1.000 to 9.610%, due 3/21/2011 to 12/20/2033		20,606,482	1.81%
		32,143,028
Lebanon - 0.01%		48,653	0.01%
Malaysia - 0.05%		556,058	0.05%
Mexico - 1.07%
Government of Mexico
8.000%, due 12/17/2015	40,470,000	3,691,434	0.32%
3.500 to 9.500%, due 12/24/2008 to 6/3/2027		8,338,689	0.75%
		12,030,123
Netherlands - 0.58%
Kingdom of Netherlands
5.000%, due 07/15/2011	2,831,000	4,483,925	0.39%
OTHER SECURITIES		2,095,793	0.19%
		6,579,718
Panama - 0.01%		137,025	0.01%
Philippines - 0.06%		696,906	0.06%
Poland - 0.05%		543,772	0.05%
Portugal - 0.02%		180,365	0.02%
Russia - 0.16%		1,771,414	0.16%
Serbia - 0.13%		1,451,730	0.13%
South Africa - 0.16%		1,844,439	0.16%
Spain - 0.19%		2,185,899	0.19%
Sweden - 0.18%		1,964,515	0.18%
Turkey - 0.53%		6,003,965	0.53%
United Kingdom - 0.55%
Government of United Kingdom
4.250%, due 06/07/2032	2,330,000	4,226,103	0.37%
OTHER SECURITIES		1,974,221	0.18%
		6,200,324
Venezuela - 0.06%		$675,450	0.06%
Vietnam - 0.01%		96,098	0.01%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $134,356,416)		$139,024,310
CORPORATE BONDS - 28.08%
Basic Materials - 1.53%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, due 04/01/2017	3,335,000	3,518,425	0.31%
OTHER SECURITIES		13,753,953	1.22%
		17,272,378
Communications - 4.52%		50,987,382	4.52%
Consumer, Cyclical - 2.43%		27,387,261	2.43%
Consumer, Non-cyclical - 2.64%		29,769,049	2.64%
Diversified - 0.04%		497,530	0.04%
Energy - 3.39%		38,270,311	3.39%
Financial - 7.90%
Deutsche Genossenschafts-Hypothekenbank AG, EMTN
4.000%, due 10/31/2016	2,000,000	2,927,878	0.27%
OTHER SECURITIES		86,100,723	7.63%
		89,028,601
Government - 0.11%		1,207,675	0.11%
Industrial - 2.74%		30,861,659	2.74%
Technology - 0.65%		7,287,868	0.65%
Utilities - 2.13%		24,051,720	2.13%

TOTAL CORPORATE BONDS (Cost $326,765,815)		$316,621,434
CONVERTIBLE BONDS - 0.15%
Communications - 0.06%		659,387	0.06%
Consumer, Cyclical - 0.06%		733,375	0.06%
Energy - 0.03%		332,884	0.03%

TOTAL CONVERTIBLE BONDS (Cost $1,566,947)		$1,725,646
MUNICIPAL BONDS - 0.29%
Government - 0.29%		3,246,001	0.29%

TOTAL MUNICIPAL BONDS (Cost $3,286,292)		$3,246,001
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.23%
Federal Home Loan Mortgage
3.320 to 6.500%, due 12/15/2011 to 8/15/2030 (d) (e)		7,353,728	0.66%

33

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)
Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association
3.500 to 6.500%, due 4/25/2013 to 2/1/2032 (d)	$1,876,264	0.16%
Government National Mortgage Association
2.822 to 6.500%, due 12/16/2019 to 12/20/2035 (a) (e)	5,108,981	0.43%
OTHER SECURITIES	33,334,363	2.98%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $47,987,521)	$47,673,336
ASSET BACKED SECURITIES - 2.07%
OTHER SECURITIES	23,361,904	2.07%

TOTAL ASSET BACKED SECURITIES (Cost $23,510,208)	$23,361,904
SUPRANATIONAL OBLIGATIONS - 0.33%
Government - 0.33%	3,739,387	0.33%

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,576,615)	$3,739,387
REPURCHASE AGREEMENTS - 1.35%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $15,238,762 on 7/1/2008, collateralized by $15,680,000 Federal National Mortgage Association, 5.50% due 12/14/2022 (valued at $15,542,800, including interest)
15,238,000	15,238,000	1.35%

TOTAL REPURCHASE AGREEMENTS (Cost $15,238,000)	$15,238,000
SHORT TERM INVESTMENTS - 4.96%
T. Rowe Price Reserve Investment Fund, 2.69%
2.724%, due 09/19/2034	52,862,889	4.69%
OTHER SECURITIES	3,107,334	0.26%

TOTAL SHORT TERM INVESTMENTS (Cost $55,968,076)	$55,970,223
Total Investments (Spectrum Income Trust) (Cost $1,183,840,079) - 102.75%	$1,158,714,547	$102.75%
Liabilities in Excess of Other Assets - (2.75)%	(30,959,476)	(2.75)%
TOTAL NET ASSETS - 100.00%	$1,127,755,071	$100.00%

Schedule of Securities Sold Short
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS - 100%
Government National Mortgage Association - 100%
5.000% TBA**	1,495,000	$1,448,398

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Proceeds $1,435,477)		$1,448,398
Total Securities Sold Short (Proceeds $1,435,477)		$1,448,398

Strategic Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 1.81%
Treasury Inflation Protected Securities (j) - 1.73%
2.375% TBA **	10,254,960	$10,754,889	1.57%
2.000 to 2.625%, due 1/15/2016 to 7/15/2017		1,081,117	0.16%
		11,836,006
U.S. Treasury Bonds - 0.07%
4.375%, due 02/15/2038	470,000	458,103	0.07%
U.S. Treasury Notes - 0.01%
2.500%, due 05/31/2010	100,000	100,063	0.01%

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,710,689)		$12,394,172
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.56%
Federal Home Loan Bank - 0.13%		878,595	0.13%
Federal Home Loan Mortgage Corp. - 3.93%
5.500%, due 12/01/2037	8,985,341	8,866,004	1.29%
5.500%, due 12/01/2037	13,673,417	13,487,543	1.96%
5.500% TBA **	2,000,000	1,965,469	0.29%
5.000 to 8.000%, due 5/1/2010 to 11/01/2035		2,679,504	0.39%
		26,998,520
Federal National Mortgage Association - 17.98%
6.000% TBA **	500,000	512,110	0.08%
5.500%, due 04/01/2036	4,493,275	4,394,985	0.64%
5.500%, due 11/01/2036	4,604,284	4,546,731	0.66%
5.500% TBA **	39,770,000	39,185,877	5.71%
5.500% TBA **	9,200,000	9,042,953	1.32%
5.000% TBA **	38,400,000	36,794,999	5.36%
5.000% TBA **	26,100,000	24,954,048	3.64%
5.000 to 10.400%, due 1/25/2019 to 08/01/2035		3,901,010	0.57%
		123,332,713

34

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association - 2.52%
6.000% TBA **	9,900,000	$10,047,726	1.46%
5.000% TBA **	200,000	193,250	0.03%
5.000 to 7.500%, due 4/15/2022 to 04/15/2035		7,038,124	1.03%
		17,279,100

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $169,212,654)		$168,488,928
CORPORATE BONDS - 55.93%
Basic Materials - 3.99%
Ryerson, Inc.
12.000%, due 11/01/2015 (c)	4,235,000	4,203,238	0.62%
Vale Overseas, Ltd.
6.875%, due 11/21/2036	4,625,000	4,295,399	0.63%
OTHER SECURITIES		18,852,682	2.74%
		27,351,319
Communications - 5.58%
News America, Inc.
5.300%, due 12/15/2014	5,010,000	4,911,053	0.72%
OTHER SECURITIES		33,359,347	4.86%
		38,270,400
Consumer, Cyclical - 5.55%
DAE Aviation Holdings, Inc.
11.250%, due 08/01/2015 (c)	3,550,000	3,523,375	0.51%
Ford Motor Company
7.450%, due 07/16/2031	8,155,000	4,750,288	0.70%
Ford Motor
6.625 to 8.900%, due 1/15/2022 to 1/15/2032		308,450	0.04%
General Motors Corp.
8.375%, due 07/15/2033	18,270,000	10,824,974	1.59%
General Motors
8.250%, due 07/15/2023	870,000	506,775	0.07%
OTHER SECURITIES		18,169,023	2.64%
		38,082,885
Consumer, Non-cyclical - 4.93%
HCA, Inc.
9.625%, due 11/15/2016	3,516,000	3,621,480	0.53%
HCA
6.375 to 9.250%, due 11/15/2014 to 11/6/2033		3,894,603	0.57%
Tenet Healthcare Corp.
6.875%, due 11/15/2031	6,200,000	4,464,000	0.64%
OTHER SECURITIES		21,812,834	3.19%
		33,792,917
Diversified - 0.24%		1,659,205	0.24%
Energy - 7.60%
El Paso Corp.
7.750%, due 01/15/2032	10,155,000	10,173,117	1.48%
El Paso
7.000 to 8.375%, due 6/15/2012 to 6/15/2032		$7,726,164	1.13%
Pemex Project Funding Master Trust
6.625%, due 06/15/2035	9,343,000	9,217,832	1.33%
Pemex
6.625%, due 06/15/2035 (c)	280,000	276,249	0.04%
OTHER SECURITIES		24,712,786	3.62%
		52,106,148
Financial - 17.18%
Bear Stearns Companies, Inc.
7.250%, due 02/01/2018	3,860,000	4,028,161	0.59%
Citigroup, Inc.
5.875%, due 05/29/2037	12,160,000	10,340,256	1.51%
Citigroup
5.000 to 6.875%, due 8/27/2012 to 3/5/2038		4,785,769	0.70%
CDX North America High Yield, Series 8-T1
7.625%, due 06/29/2012 (c)	13,632,300	12,515,815	1.82%
Ford Motor Credit Company LLC
12.000%, due 05/15/2015 (a)	16,410,000	14,435,335	2.11%
Ford Motor
5.460 to 9.875%, due 10/28/2009 to 10/1/2013 (a)		4,859,289	0.72%
General Motors Acceptance Corp.
8.000%, due 11/01/2031	21,400,000	13,922,369	2.03%
General Motors
5.850%, due 01/14/2009	520,000	493,782	0.07%
Merrill Lynch
5.700%, due 05/02/2017	1,600,000	1,408,701	0.21%
Morgan Stanley
4.750%, due 04/01/2014	4,030,000	3,672,257	0.54%
Morgan Stanley
3.184%, due 10/18/2016 (a)	430,000	372,998	0.05%
OTHER SECURITIES		47,023,340	6.83%
		117,858,072
Industrial - 5.51%
Eastman Kodak Company
3.375 to 7.250%, due 11/15/2013 to 10/15/2033 (f)	16,480,000	15,889,539	2.31%
Tyco International, Ltd. / Tyco International Finance SA
6.875%, due 01/15/2021 (c)	5,130,000	5,127,681	0.74%
Tyco
6.000 to 6.750%, due 1/15/2009 to 11/15/2013		2,895,343	0.42%
OTHER SECURITIES		13,904,457	2.04%
		37,817,020
Technology - 0.48%		3,268,589	0.48%
Utilities - 4.87%
AES Corp.
7.750%, due 03/01/2014	4,966,000	4,897,717	0.72%

35

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Utilities (continued)
AES
7.750 to 9.375%, due 9/15/2010 to 10/15/2017		$5,649,725	0.83%
Energy Future Holdings Corp.
11.250%, due 11/01/2017 (c)	3,600,000	3,591,000	0.52%
TXU Corp., Series R
6.550%, due 11/15/2034	8,030,000	5,850,481	0.86%
TXU
5.550 to 6.500%, due 11/15/2014 to 11/15/2024		2,587,117	0.38%
OTHER SECURITIES		10,817,061	1.56%
		33,393,101

TOTAL CORPORATE BONDS (Cost $424,626,053)		$383,599,656
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.31%
Bear Stearns Structured Products Inc., Series 2007-R10, Class A1
5.139%, due 12/31/2037 (a) (c)	5,898,123	5,632,709	0.82%
Bear Stearns Structured Products Inc., Series 2007-R11, Class A1A
3.083%, due 09/25/2037 (a) (c)	6,812,467	6,488,876	0.96%
Bear Stearns
5.777 to 6.668%, due 11/25/2034 to 2/25/2036 (a)		2,602,772	0.37%
General Motors
5.055%, due 09/19/2035 (a)	90,726	87,448	0.01%
IndyMac Index Mortgage Loan Trust, Series 2006-AR6, Class 2A1A
2.683%, due 06/25/2047 (a)	5,149,853	3,605,425	0.53%
IndyMac
5.987%, due 08/25/2037 (a)	3,589,584	2,740,758	0.40%
J.P. Morgan Chase Commercial Mortgage Securities Corp, Series 2006-CB15, Class A4
5.814%, due 06/12/2043 (a)	3,960,000	3,863,136	0.56%
Merrill Lynch
5.842%, due 05/12/2039 (a)	1,810,000	1,761,075	0.26%
Morgan Stanley
2.803 to 5.480%, due 10/25/2034 to 6/25/2036 (a)		5,063,508	0.73%
Structured Asset
2.673 to 6.830%, due 8/25/2035 to 7/25/2036 (a)		2,794,973	0.41%
Thornburg Mortgage Securities Trust, Series 2006-1, Class A3
2.653%, due 01/25/2036 (a)	5,316,750	5,253,906	0.77%
Thornburg Mortgage Securities Trust, Series 2006-3, Class A2
2.588%, due 06/25/2036 (a)	3,948,777	3,890,884	0.57%
Thornburg Mortgage Securities Trust, Series 2006-3, Class A3
2.593%, due 06/25/2036 (a)	4,285,805	4,248,595	0.62%
Thornburg Mortgage Securities
2.713 to 6.222%, due 12/25/2035 to 9/25/2037 (a)		6,270,084	0.91%
OTHER SECURITIES		$36,987,204	5.39%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $104,007,405)		$91,291,353
ASSET BACKED SECURITIES - 4.54%
Bear Stearns
6.000 to 6.500%, due 10/25/2036		5,266,448	0.77%
IndyMac
2.613%, due 06/25/2036 (a)	2,792,482	1,054,363	0.15%
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A1
3.983%, due 10/25/2037 (a)	6,348,829	5,568,120	0.82%
Morgan Stanley
2.633%, due 03/25/2036 (a)	1,760,207	947,351	0.14%
Structured Asset Securities Corp., Series 2007-TC1, Class A
2.783%, due 04/25/2031 (a) (c)	5,768,408	4,321,801	0.63%
Structured Asset
2.593 to 2.643%, due 2/25/2036 to 11/25/2037 (a) (c)		2,336,002	0.34%
OTHER SECURITIES		11,648,146	1.69%

TOTAL ASSET BACKED SECURITIES (Cost $43,920,967)		$31,142,231
SUPRANATIONAL OBLIGATIONS - 0.44%
Financial - 0.44%		3,002,570	0.44%

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,105,270)		$3,002,570
COMMON STOCKS - 0.00%
Consumer, Cyclical - 0.00%		11,039	0.00%
Technology - 0.00%		0	0.00%

TOTAL COMMON STOCKS (Cost $441,132)		$11,039
PREFERRED STOCKS - 1.33%
Consumer, Cyclical - 0.26%
General Motors Corp., Series C, 6.25%	135,250	1,793,415	0.26%
Financial - 1.07%		7,352,782	0.12%

TOTAL PREFERRED STOCKS (Cost $10,809,724)		$9,146,197

36

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS - 2.62%
Basic Materials - 0.42%		$2,875,695	0.42%
Consumer, Cyclical - 0.38%		2,601,667	0.38%
Consumer, Non-cyclical - 0.48%		3,288,085	0.48%
Energy - 0.83%
Calpine Corp.
5.575%, due 03/29/2009 (a)	3,980,000	3,796,482	0.56%
OTHER SECURITIES		1,879,285	0.27%
		5,675,767
Industrial - 0.26%		1,801,356	0.26%
Technology - 0.25%		1,699,418	0.25%

TOTAL TERM LOANS (Cost $16,962,017)		$17,941,988
OPTIONS - 0.00%
Other - 0.00%		69	0.00%

TOTAL OPTIONS (Cost $192)		$69
FOREIGN GOVERNMENT OBLIGATIONS - 4.46%
Brazil - 1.90%
Federative Republic of Brazil
10.000%, due 07/01/2010	18,700,000	10,654,882	1.55%
6.000 to 10.000%, due 1/1/2010 to 5/15/2017		2,361,990	0.35%
		13,016,872
Indonesia - 0.29%		2,023,722	0.29%
Italy - 0.31%		2,116,796	0.31%
Russia - 0.73%
Government of Russia
7.500%, due 03/31/2030	4,467,960	5,012,560	0.73%
Turkey - 1.23%
Republic of Turkey
6.875%, due 03/17/2036	7,051,000	5,825,889	0.86%
10.000 to 16.000%, due 2/15/2012 to 3/7/2012		2,585,421	0.37%
		8,411,310

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $43,193,358)		$30,581,260
REPURCHASE AGREEMENTS - 4.50%
Merrill Lynch Tri-Party Repurchase Agreement dated 06/30/2008 at 2.000% to be repurchased at $30,901,717 on 07/01/2008, collateralized by $31,520,000 Federal Home Loan Bank, 2.275% due 04/24/2009 (valued at $31,518,000, including interest)
	30,900,000	30,900,000	4.50%

TOTAL REPURCHASE AGREEMENTS (Cost $30,900,000)		$30,900,000
SHORT TERM INVESTMENTS - 4.68%
Bank Negara Malaysia Monetary Notes, Series 1008 zero coupon, due 08/28/2008	15,472,000	$4,695,227	0.69%
Egypt Treasury Bills, Series 364 zero coupon, due 10/28/2008	21,375,000	3,913,450	0.57%
zero coupon, due 11/4/2008 to 11/11/2008		3,769,759	0.55%
Federal National Mortgage Association Discount Notes
zero coupon, due 12/15/2008 ****	10,378,000	10,291,344	1.50%
John Hancock Cash Investment Trust, 2.5657% (g) (h)	8,430,474	8,430,474	1.23%
OTHER SECURITIES		970,390	0.14%

TOTAL SHORT TERM INVESTMENTS (Cost $32,015,220)		$32,070,644
Total Investments (Strategic Bond Trust) (Cost $878,611,279) - 118.18%		$810,570,107	$118.18%
Liabilities in Excess of Other Assets - (18.18)%		(124,693,914)	(18.18)%
TOTAL NET ASSETS - 100.00%		$685,876,193	$100.00%

Strategic Income Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 3.17%
U.S. Treasury Bonds - 0.76%
8.125 to 9.250%, due 2/15/2016 to 8/15/2019		$3,954,075	0.76%
U.S. Treasury Notes - 2.41%
4.875%, due 08/15/2016	4,680,000	5,017,470	0.97%
4.750%, due 05/15/2014	3,890,000	4,170,201	0.80%
4.250%, due 11/15/2013	3,160,000	3,297,757	0.64%
		12,485,428

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,368,486)		$16,439,503
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.86%
Federal National Mortgage Association - 10.86%
6.500%, due 08/01/2036	4,510,304	4,650,546	0.90%
6.500%, due 11/01/2036	4,696,601	4,849,974	0.94%
6.000%, due 11/01/2036	4,670,200	4,723,104	0.91%
6.000%, due 01/01/2037	4,786,562	4,840,785	0.93%
5.500%, due 09/01/2037	6,891,614	6,801,162	1.31%
5.375%, due 06/12/2017	8,000,000	8,361,347	1.61%
5.000%, due 01/01/2023	8,254,074	8,172,500	1.58%

37

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.000 to 6.000%, due 8/1/2022 to 9/1/2037		$13,880,557	2.68%
		56,279,975

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $55,701,485)		$56,279,975
FOREIGN GOVERNMENT OBLIGATIONS - 13.92%
Austria - 0.19%		995,002	0.19%
Canada - 4.01%
Province of Ontario, GMTN
4.400 to 6.375%, due 10/12/2010 to 3/8/2016	13,945,000	12,396,610	2.40%
6.250%, due 06/16/2015	2,600,000	1,867,333	0.36%
Province of Quebec
5.250%, due 10/01/2013	6,320,000	6,534,881	1.25%
		20,798,824
Colombia - 0.39%		2,008,985	0.39%
France - 1.44%
Government of France
4.750%, due 10/25/2012	4,770,000	7,488,652	1.44%
Germany - 1.23%
Federal Republic of Germany
5.000%, due 07/04/2012	2,435,000	3,870,669	0.75%
3.500%, due 04/12/2013	1,670,000	2,500,759	0.48%
		6,371,428
Ireland - 2.46%
Republic of Ireland
4.500%, due 10/18/2018	8,415,000	12,725,670	2.46%
Mexico - 0.79%		4,116,847	0.79%
Spain - 3.41%
Government of Spain
4.200 to 5.350%, due 10/31/2011 to 7/30/2013	11,315,000	17,650,798	3.41%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $65,962,352)		$72,156,206
CORPORATE BONDS - 42.30%
Basic Materials - 1.72%
CII Carbon LLC
11.125%, due 11/15/2015 (c)	2,720,000	2,679,200	0.52%
OTHER SECURITIES		6,251,456	1.20%
		8,930,656
Communications - 6.93%
XM Satellite Radio, Inc.
9.750%, due 05/01/2014	3,355,000	3,204,025	0.62%
OTHER SECURITIES		32,722,697	6.31%
		35,926,722
Consumer, Cyclical - 10.37%
DaimlerChrysler N.A. Holding Corp., EMTN
4.375%, due 03/21/2013	3,440,000	$5,089,444	0.98%
Landry’s Restaurants, Inc.
9.500%, due 12/15/2014	3,395,000	3,327,100	0.64%
Minerva Overseas, Ltd.
9.500%, due 02/01/2017 (c)	3,150,000	2,929,500	0.57%
Mohegan Tribal Gaming Authority
7.125%, due 08/15/2014	3,175,000	2,635,250	0.50%
OTHER SECURITIES		39,740,760	7.68%
		53,722,054
Consumer, Non-cyclical - 2.43%
Alliance One International, Inc.
11.000%, due 05/15/2012	2,900,000	2,987,000	0.58%
OTHER SECURITIES		9,581,726	1.85%
		12,568,726
Diversified - 0.43%		2,219,877	0.43%
Energy - 1.48%		7,677,385	1.48%
Financial - 6.40%
CCM Merger, Inc.
8.000%, due 08/01/2013 (c)	4,070,000	3,469,675	0.67%
Drummond Company, Inc.
7.375%, due 02/15/2016 (c)	3,000,000	2,790,000	0.54%
GE Capital Australia Funding Corp., MTN
6.500%, due 11/15/2011	3,210,000	2,863,857	0.55%
General Electric Capital Corp.
6.625%, due 02/04/2010	4,515,000	3,333,396	0.64%
OTHER SECURITIES		20,707,064	4.00%
		33,163,992
Government - 7.18%
Canada Housing Trust, Series JUNE
4.600%, due 09/15/2011	11,300,000	11,346,100	2.19%
New South Wales Treasury Corp., Series 10RG
7.000%, due 12/01/2010	27,205,000	25,886,966	4.99%
		37,233,066
Industrial - 3.65%
Smurfit-Stone Container Enterprises, Inc.
8.375%, due 07/01/2012	3,050,000	2,676,375	0.51%
OTHER SECURITIES		16,246,603	3.14%
		18,922,978
Technology - 0.48%		2,483,247	0.48%
Utilities - 1.23%
Texas Competitive Electric Holdings Company LLC
10.250%, due 11/01/2015 (c)	3,020,000	2,959,600	0.57%

38

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Utilities (continued)
OTHER SECURITIES		$3,394,687	0.66%
		6,354,287

TOTAL CORPORATE BONDS (Cost $226,973,306)		$219,202,990
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.33%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4
5.414%, due 09/10/2047	3,380,000	3,210,211	0.62%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.400%, due 09/15/2020 (a)	3,850,000	3,712,512	0.72%
Federal Home Loan Mortgage Corp., Series 3154, Class PM
5.500%, due 05/15/2034	4,435,000	4,363,246	0.84%
Federal Home Loan Mortgage Corp., Series 3228, Class PL
5.500%, due 10/15/2034	5,740,000	5,610,616	1.08%
Federal National Mortgage Association, Series 2006-117, Class PD
5.500%, due 07/25/2035	6,300,000	6,077,531	1.17%
Federal National Mortgage Association, Series 2006-84, Class MP
5.500%, due 08/25/2035	7,172,000	7,071,491	1.37%
Federal National Mortgage Association
5.500%, due 05/25/2035	2,438,217	2,396,448	0.46%
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Class A2
5.667%, due 05/10/2040 (a)	6,750,000	6,683,211	1.30%
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4
6.112%, due 07/10/2038 (a)	3,755,000	3,704,197	0.71%
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1
5.738%, due 04/25/2037 (a)	3,705,029	3,550,724	0.69%
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1
6.025%, due 09/25/2036 (a)	2,752,524	2,672,335	0.52%
OTHER SECURITIES		20,020,723	3.85%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $69,769,491)		$69,073,245
ASSET BACKED SECURITIES - 0.62%
OTHER SECURITIES		3,197,819	0.62%

TOTAL ASSET BACKED SECURITIES (Cost $3,728,297)		$3,197,819
SUPRANATIONAL OBLIGATIONS - 4.92%
Financial - 1.27%
European Investment Bank
4.375 to 7.000%, due 11/17/2008 to 1/18/2012		$6,551,008	1.27%
Government - 3.65%
Instituto de Credito Oficial, EMTN
5.000%, due 12/07/2009	1,890,000	3,726,197	0.72%
Inter-American Development Bank, Series INTL
7.250%, due 05/24/2012	10,585,000	8,084,184	1.56%
Inter-American Development Bank, Series MPLE
4.250%, due 12/02/2012	4,465,000	4,426,467	0.85%
International Finance Corp., MTN
7.500%, due 02/28/2013	2,810,000	2,696,176	0.52%
		18,933,024

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $24,372,696)		$25,484,032
COMMON STOCKS - 0.28%
Basic Materials - 0.20%		1,031,200	0.20%
Communications - 0.03%		171,831	0.03%
Industrial - 0.05%		252,509	0.05%

TOTAL COMMON STOCKS (Cost $1,893,674)		$1,455,540
TERM LOANS - 0.89%
Consumer, Cyclical - 0.60%		3,123,689	0.60%
Consumer, Non-cyclical - 0.29%		1,478,019	0.29%

TOTAL TERM LOANS (Cost $4,633,271)		$4,601,708
OPTIONS - 0.28%
Other - 0.28%		1,431,512	0.28%

TOTAL OPTIONS (Cost $2,953,845)		$1,431,512
SHORT TERM INVESTMENTS - 7.74%
Federal Home Loan Bank Discount Notes
2.040%, due 07/01/2008	40,100,000	40,100,000	7.74%

TOTAL SHORT TERM INVESTMENTS (Cost $40,100,000)		$40,100,000
Total Investments (Strategic Income Trust) (Cost $511,456,903) - 98.31%		$509,422,530	$98.31%
Assets in excess of Other Liabilities - 1.69%		8,737,319	1.69%
TOTAL NET ASSETS - 100.00%		$518,159,849	$100.00%

39

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Total Return Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS - 67.98%
Federal Home Loan Mortgage Corp. - 7.19%
6.000% TBA **	51,200,000	$51,718,001	2.19%
5.500% TBA **	100,500,000	99,008,198	4.19%
3.923 to 6.000%, due 5/1/2018 to 9/1/2037 (a)		19,163,006	0.81%
		169,889,205
Federal National Mortgage Association - 60.21%
6.000%, due 08/01/2036	23,751,404	24,013,040	1.02%
6.000%, due 09/01/2036	17,382,094	17,573,568	0.74%
6.000%, due 10/01/2037	32,837,116	33,168,052	1.40%
6.000%, due 05/01/2038	122,482,303	123,716,691	5.23%
5.500%, due 12/01/2033	19,249,259	19,068,797	0.81%
5.500%, due 04/01/2034	15,824,938	15,676,579	0.66%
5.500%, due 09/01/2034	15,584,664	15,433,687	0.65%
5.500%, due 10/01/2034	21,974,923	21,755,173	0.92%
5.500%, due 10/01/2034	17,116,553	16,945,387	0.72%
5.500%, due 04/01/2035	19,445,133	19,238,529	0.81%
5.500%, due 03/01/2037	16,584,677	16,372,186	0.69%
5.500%, due 06/01/2037	16,878,125	16,656,600	0.70%
5.500% TBA **	387,900,000	382,386,585	16.18%
5.000%, due 03/01/2036	70,270,464	67,607,874	2.86%
5.000%, due 04/01/2038	57,503,938	55,163,350	2.33%
5.000% TBA **	113,000	108,486,177	4.59%
4.660 to 6.514%, due 7/1/2009 to 10/01/2040 (a)		466,226,393	19.73%
5.500%, due 01/01/2038	3,981,540	3,928,038	0.17%
		1,423,416,706
Government National Mortgage Association - 0.30%		7,141,843	0.30%
Small Business Administration - 0.28%		6,758,624	0.28%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,617,109,665)		$1,607,206,378
FOREIGN GOVERNMENT OBLIGATIONS - 0.08%
Brazil - 0.06%		1,370,470	0.06%
South Africa - 0.02%		465,269	0.02%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,019,717)		$1,835,739
CORPORATE BONDS - 29.30%
Basic Materials - 0.38%		8,960,048	0.38%
Communications - 1.87%		44,205,804	1.87%
Consumer, Cyclical - 0.34%		8,107,829	0.34%
Consumer, Non-cyclical - 0.38%		9,031,838	0.38%
Energy - 1.22%		28,701,252	1.22%
Financial - 24.18%
Bank of America
2.813 to 6.000%, due 12/18/2008 to 10/15/2036 (a)		3,136,543	0.13%
Barclays Bank PLC
5.450%, due 09/12/2012	32,500,000	$32,877,585	1.40%
Bear Stearns
2.768 to 6.950%, due 3/30/2009 to 8/10/2012 (a)		33,022,566	1.40%
Citigroup
2.481 to 8.400%, due 12/8/2008 to 12/21/2057 (a)		57,115,261	2.43%
General Electric Capital Corp.
5.500%, due 09/15/2067 (a) (c)	12,700,000	17,632,057	0.74%
General Electric
2.746 to 5.875%, due 1/5/2009 to 1/14/2038 (a)		27,347,687	1.15%
Goldman Sachs
2.800 to 6.150%, due 11/10/2008 to 4/1/2018 (a)		37,509,324	1.58%
Lehman Brothers
2.774 to 6.875%, due 10/22/2008 to 5/2/2018 (a)		26,222,969	1.11%
Merrill Lynch
2.768 to 6.875%, due 5/8/2009 to 4/25/2018 (a)		23,345,368	0.99%
Morgan Stanley
2.521 to 4.778%, due 11/21/2008 to 5/14/2010 (a)		23,036,593	0.98%
SLM Corp., Series A, MTN
3.130%, due 07/25/2008 (a)	15,200,000	15,148,472	0.64%
UBS
5.750 to 5.875%, due 12/20/2017 to 4/25/2018		4,819,268	0.21%
Wachovia Bank NA, BKNT
2.698%, due 05/25/2010 (a)	16,500,000	15,876,382	0.67%
Wachovia
2.654 to 5.750%, due 10/3/2008 to 2/1/2018 (a)		10,576,951	0.44%
OTHER SECURITIES		243,966,249	10.31%
		571,633,275
Government - 0.22%		5,242,160	0.22%
Industrial - 0.33%
General Electric
2.717%, due 12/09/2008 (a)	2,800,000	2,798,656	0.12%
OTHER SECURITIES		4,900,397	0.21%
		7,699,053
Technology - 0.24%		5,742,016	0.24%
Utilities - 0.14%		3,327,044	0.14%

TOTAL CORPORATE BONDS (Cost $707,442,471)		$692,650,319
CONVERTIBLE BONDS - 0.08%
Financial - 0.08%		1,824,973	0.08%

TOTAL CONVERTIBLE BONDS (Cost $1,957,745)		$1,824,973

40

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
MUNICIPAL BONDS - 0.81%
Government - 0.81%		$19,252,290	0.81%

TOTAL MUNICIPAL BONDS (Cost $19,402,068)		$19,252,290
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.09%
Bank of America
4.114 to 6.500%, due 10/25/2031 to 5/25/2035 (a)		3,331,768	0.14%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1
4.125%, due 03/25/2035 (a)	28,665,287	27,344,413	1.16%
Bear Stearns
2.643 to 6.814%, due 1/25/2033 to 6/11/2050 (a) (c)		20,223,991	0.86%
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1
4.748%, due 08/25/2035 (a)	23,923,827	22,782,567	0.96%
Citigroup
4.700%, due 12/25/2035	909,321	881,578	0.04%
Federal Home Loan Mortgage Corp., REMICS, Series 2007-3346, Class FA
2.701%, due 02/15/2019 (a)	22,241,034	21,691,602	0.92%
Federal Home Loan Mortgage Corp., Series 2007-3335, Class AF
2.621%, due 10/15/2020 (a)	32,582,565	32,103,372	1.37%
Federal Home Loan Mortgage Corp., Series 3335, Class FT
2.621%, due 08/15/2019 (a)	24,100,532	23,754,193	1.00%
Federal Home Loan Mortgage
2.621 to 7.500%, due 7/15/2019 to 2/25/2045 (a)		13,954,177	0.58%
Federal National Mortgage Association
2.603 to 6.000%, due 2/25/2017 to 2/25/2044 (a)		17,118,549	0.72%
Lehman Brothers
2.563%, due 11/25/2046 (a)	2,445,969	2,323,895	0.10%
Merrill Lynch
2.693 to 3.483%, due 10/25/2035 to 2/25/2036 (a)		2,636,993	0.12%
Morgan Stanley
2.542%, due 10/15/2020 (a) (c)	1,042,180	973,152	0.04%
OTHER SECURITIES		73,057,321	3.08%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $275,786,502)		$262,177,571
ASSET BACKED SECURITIES - 4.80%
Bear Stearns
2.573%, due 05/25/2037 (a)	1,805,388	1,749,605	0.07%
Chase Issuance Trust, Series 2008-A7, Class A7
3.121%, due 11/15/2011 (a)	23,300,000	23,353,626	1.00%
Merrill Lynch
2.553%, due 08/25/2036 (a)	4,531,626	4,384,017	0.19%
Morgan Stanley
2.543%, due 05/25/2037 (a)	4,470,140	4,331,848	0.18%
Wachovia
2.551 to 5.118%, due 8/11/2018 to 6/15/2020 (a) (c)		$14,072,119	0.59%
OTHER SECURITIES		65,481,673	2.77%

TOTAL ASSET BACKED SECURITIES (Cost $116,825,198)		$113,372,888
PREFERRED STOCKS - 4.48%
Financial - 4.48%
Bank of America Corp., 8.00%	15,800,000	14,802,546	0.63%
UBS Preferred Funding Trust V, Series 1, 6.243% (a)	5,400,000	4,731,566	0.20%
Wachovia Corp., 7.98%	83,400,000	76,594,560	3.24%
OTHER SECURITIES		9,764,016	0.41%
		105,892,688

TOTAL PREFERRED STOCKS (Cost $115,413,392)		$105,892,688
TERM LOANS - 0.56%
Consumer, Non-cyclical - 0.11%		2,648,455	0.11%
Financial - 0.38%		8,925,056	0.38%
Technology - 0.07%		1,781,074	0.08%

TOTAL TERM LOANS (Cost $15,284,114)		$13,354,585
OPTIONS - 0.22%
Other - 0.22%		5,111,757	0.22%

TOTAL OPTIONS (Cost $12,876,368)		$5,111,757
REPURCHASE AGREEMENTS - 0.56%

TOTAL REPURCHASE AGREEMENTS (Cost $13,171,000)		$13,171,000
SHORT TERM INVESTMENTS - 6.65%
Bank of America Corp.
2.730%, due 09/22/2008	11,200,000	11,129,505	0.47%
Citibank Omni
3.570%, due 10/23/2008		43,007,210	1.83%
Danske Corp.
2.690%, due 09/18/2008	26,000,000	25,846,521	1.10%
Federal Home Loan Bank Discount Notes
2.040%, due 07/01/2008	19,000,000	19,000,000	0.80%
UBS Finance Delaware LLC
2.635 to 2.845%, due 9/3/2008 to 9/30/2008		39,874,798	1.69%
OTHER SECURITIES		18,324,907	0.76%

TOTAL SHORT TERM INVESTMENTS (Cost $157,182,941)		$157,182,941
Total Investments (Total Return Trust) (Cost $3,054,471,181) - 126.61%		$2,993,033,129	$126.61%
Liabilities in Excess of Other Assets - (26.61)%		(628,986,106)	(26.61)%
TOTAL NET ASSETS - 100.00%		$2,364,047,023	$100.00%

41

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Schedule of Securities Sold Short
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.33%
Federal National Mortgage Association - 45.52%
5.500% TBA**	142,000,000	$140,132,132
6.000% TBA**	58,900,000	59,415,375
Government National Mortgage Association - 0.81%
6.000% TBA**	3,500,000	3,552,227

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Proceeds $203,918,213)		203,099,734
U.S. TREASURY OBLIGATIONS - 53.67%
U.S. Treasury Notes - 53.67%
4.250%, due 08/15/2013	6,600,000	6,895,970
3.500%, due 02/15/2010	7,400,000	7,531,232
4.500%, due 05/15/2017	65,400,000	68,118,155
3.125%, due 11/30/2009	13,600,000	13,751,939
3.250%, due 12/31/2009	31,500,000	31,903,610
2.125%, due 01/31/2010	22,200,000	22,104,607
2.000%, due 02/28/2010	15,000,000	14,903,910
2.125%, due 04/30/2010	70,500,000	70,048,376

TOTAL U.S. TREASURY OBLIGATIONS (Proceeds $236,330,053)		235,257,799
Total Securities Sold Short (Proceeds $440,248,266)		$438,357,533

U.S. Government Securities Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 9.57%
Treasury Inflation Protected Securities (j) - 1.35%
2.375%, due 01/15/2027	3,077,966	$3,226,813	0.94%
2.000%, due 01/15/2026	1,417,603	1,405,531	0.41%
		4,632,344
U.S. Treasury Bonds - 0.26%
4.750 to 8.875%, due 2/15/2019 to 5/15/2037		881,567	0.26%
U.S. Treasury Notes - 7.96%
4.500%, due 03/31/2009	17,000,000	17,269,604	5.04%
1.750%, due 03/31/2010	8,610,000	8,499,008	2.48%
4.625 to 4.750%, due 7/31/2012 to 8/15/2017		1,489,322	0.44%
		27,257,934

TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,150,837)		$32,771,845
U.S. GOVERNMENT AGENCY OBLIGATIONS - 79.10%
Federal Home Loan Mortgage Corp. - 17.67%
5.879%, due 01/01/2037	5,840,388	$5,962,622	1.74%
5.500%, due 11/01/2035	2,415,385	2,386,325	0.70%
5.500%, due 12/01/2037	16,025,403	15,812,564	4.62%
5.500%, due 12/01/2037	29,232,822	28,835,436	8.43%
5.000 to 12.000%, due 10/1/2010 to 7/1/2037		7,496,539	2.16%
		60,493,486
Federal National Mortgage Association - 56.88%
6.350%, due 07/01/2037 (a)	3,915,312	4,040,112	1.19%
6.000%, due 10/01/2036	4,407,105	4,457,030	1.31%
6.000%, due 03/01/2037	4,776,784	4,833,882	1.42%
6.000% TBA **	5,420,000	5,551,266	1.63%
5.750%, due 08/01/2037 (a)	3,191,608	3,265,954	0.95%
5.554%, due 05/01/2036 (a)	2,442,652	2,479,145	0.72%
5.500%, due 05/01/2018	3,461,927	3,529,002	1.03%
5.500%, due 11/01/2036	4,327,019	4,272,931	1.26%
5.500%, due 08/01/2037	2,782,266	2,750,965	0.80%
5.500% TBA **	7,300,000	7,348,477	2.16%
5.500% TBA **	5,000,000	5,019,922	1.48%
5.500% TBA **	2,300,000	2,266,219	0.66%
5.500% TBA **	12,300,000	12,090,036	3.54%
5.122%, due 02/17/2009 (a)	4,456,000	4,504,615	1.33%
5.000%, due 04/01/2019	3,404,025	3,419,317	1.00%
5.000% TBA **	2,900,000	2,867,601	0.84%
5.000% TBA **	53,950,000	51,695,058	15.11%
5.000% TBA **	57,850,000	55,310,027	16.17%
4.750%, due 11/19/2012	7,500,000	7,703,422	2.26%
5.000 to 13.500%, due 2/1/2009 to 5/1/2036		7,284,547	2.02%
		194,689,528
Government National Mortgage Association - 4.55%
6.000% TBA **	6,100,000	6,191,023	1.82%
5.000% TBA **	5,000,000	4,831,249	1.42%
5.000 to 11.000%, due 9/15/2015 to 9/15/2034 **		4,557,918	1.31%
		15,580,190

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $270,435,780)		$270,763,204
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.76%
Bear Stearns Structured Products Inc., Series 2007-R10, Class A1
5.139%, due 12/31/2037 (a) (c)	3,033,321	2,896,821	0.85%
Bear Stearns Structured Products Inc., Series 2007-R11, Class A1A
3.083%, due 09/25/2037 (a) (c)	3,550,159	3,381,527	0.99%
Bear Stearns
5.405 to 6.668%, due 11/25/2034 to 12/11/2040 (a)		1,810,202	0.53%
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4
5.306%, due 12/10/2046 (a)	3,080,000	2,892,438	0.84%

42

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1B
2.679%, due 07/20/2046 (a)	2,759,522	$1,905,087	0.56%
Countrywide
2.679%, due 07/20/2046 (a)	2,674,065	1,614,707	0.47%
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A4
5.055%, due 07/25/2036 (a)	2,833,112	1,987,092	0.58%
Countrywide Alternative Loan
2.673 to 2.813%, due 11/20/2035 to 8/25/2046 (a)		4,084,450	1.20%
CS First Boston Mortgage Securities Corp, Series 2005-C5, Class A4
5.100%, due 08/15/2038 (a)	1,960,000	1,870,639	0.55%
Federal Home Loan Mortgage
4.500 to 5.500%, due 1/15/2023 to 4/15/2032 (d)		600,486	0.18%
Federal National Mortgage Association
5.970%, due 01/25/2043 (a)	1,513,224	1,510,486	0.44%
Greenpoint Mortgage Funding Trust, Series 2006-AR4, Class A1A
2.583%, due 09/25/2046 (a)	2,275,892	2,015,849	0.59%
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3
5.347%, due 11/15/2038	3,490,000	3,290,116	0.96%
Master Adjustable Rate Mortgages Trust., Series 2007-3, Class 12A1
2.683%, due 05/25/2047 (a)	3,102,197	2,172,347	0.63%
Merrill Lynch
5.842%, due 05/12/2039 (a)	1,460,000	1,420,535	0.41%
Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 1A1
5.045%, due 12/25/2035 (a)	2,544,195	1,793,382	0.52%
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1A
2.693%, due 08/25/2036 (a)	3,004,456	2,163,092	0.63%
Structured Asset
2.673%, due 07/25/2036 (a)	2,162,565	1,289,487	0.38%
Thornburg Mortgage Securities Trust, Series 2005-3, Class A3
2.743%, due 10/25/2035 (a)	3,029,114	3,011,815	0.88%
Thornburg Mortgage Securities Trust, Series 2006-3, Class A2
2.588%, due 06/25/2036 (a)	2,925,020	2,882,137	0.84%
Thornburg Mortgage Securities Trust, Series 2006-3, Class A3
2.593%, due 06/25/2036 (a)	3,174,671	3,147,108	0.92%
Thornburg Mortgage Securities
6.216 to 6.222%, due 09/25/2037 (a)		2,319,331	0.67%
OTHER SECURITIES		14,166,092	4.14%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $77,077,715)		$64,225,226
ASSET BACKED SECURITIES - 10.22%
Countrywide Home Equity Loan Trust, Series 2007-GW, Class A
5.578%, due 08/15/2037 (a)	2,912,556	2,368,683	0.69%
Countrywide Home Equity
2.721 to 5.168%, due 3/15/2030 to 7/15/2036 (a)		$3,244,027	0.95%
GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1
3.233%, due 02/25/2031 (a) (c)	2,703,580	2,153,888	0.63%
GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A
2.693%, due 11/25/2036 (a)	3,496,163	1,798,689	0.53%
JP Morgan Chase Commercial Mortgage Securities Corp, Series 2006-CB17, Class A4
5.429%, due 12/12/2043	4,530,000	4,290,829	1.25%
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A1
3.983%, due 10/25/2037 (a)	3,129,704	2,744,848	0.80%
RAAC Series, Series 2006-RP3, Class A
2.753%, due 05/25/2036 (a) (c)	2,118,800	1,859,168	0.55%
SLM Student Loan Trust, Series 2006-5, Class A2
2.910%, due 07/25/2017 (a)	1,890,496	1,883,462	0.55%
Structured Asset
2.593%, due 02/25/2036 (a) (c)	2,078,260	562,632	0.16%
OTHER SECURITIES		14,079,514	4.11%

TOTAL ASSET BACKED SECURITIES (Cost $50,619,571)		$34,985,740
PREFERRED STOCKS - 0.47%
Financial - 0.47%		1,621,721	0.47%

TOTAL PREFERRED STOCKS (Cost $1,708,125)		$1,621,721
REPURCHASE AGREEMENTS - 26.58%
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2008 at 1.450% to be repurchased at $91,003,665 on 07/01/2008, collateralized by $52,957,000 U.S. Treasury Notes, 4.625% due 02/15/2017 (valued at $56,706,885, including interest) and $33,500,000 U.S. Treasury Notes, 4.75% due 08/15/2017 (valued at $36,113,101, including interest)
	91,000,000	91,000,000	26.58%

TOTAL REPURCHASE AGREEMENTS (Cost $91,000,000)		$91,000,000
SHORT TERM INVESTMENTS - 0.43%
Federal National Mortgage Association Discount Notes
zero coupon, due 12/15/2008 ****		1,460,968	0.43%

TOTAL SHORT TERM INVESTMENTS (Cost $1,460,968)		$1,460,968

43

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)
Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS (continued)
Total Investments (U.S. Government Securities Trust) (Cost $524,452,996) - 145.13%	$496,828,704	$145.13%
Liabilities in Excess of Other Assets - (45.13)%	(154,503,410)	(45.13)%
TOTAL NET ASSETS - 100.00%	$342,325,294	$100.00%

U.S. High Yield Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS - 74.60%
Basic Materials - 3.33%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, due 04/01/2017	4,700,000	$4,958,500	0.89%
Freeport-McMoRan
8.250%, due 04/01/2015	1,475,000	1,550,594	0.28%
Georgia Pacific
7.125%, due 01/15/2017 (c)	730,000	686,200	0.12%
OTHER SECURITIES		11,136,664	2.04%
		18,331,958
Communications - 18.98%
American Tower Corp.
7.000%, due 10/15/2017 (c)	3,955,000	3,915,450	0.71%
Barrington Broadcasting Group LLC
10.500%, due 08/15/2014	3,900,000	3,358,875	0.61%
Centennial Communications Corp.
10.000%, due 01/01/2013	4,125,000	4,186,874	0.76%
Charter Communications Operating LLC
8.000 to 8.375%, due 4/30/2012 to 4/30/2014 (c)	12,666,000	11,982,558	2.18%
Cricket Communications, Inc.
9.875%, due 11/01/2014	3,450,000	3,320,625	0.60%
CSC Holdings
6.750 to 8.125%, due 7/15/2008 to 4/15/2012		5,085,150	0.92%
DirecTV Holdings LLC
8.375%, due 03/15/2013 (f)	8,744,000	9,006,319	1.65%
DirecTV
6.375%, due 06/15/2015	320,000	300,000	0.05%
Echostar DBS Corp.
7.125%, due 02/01/2016	3,400,000	3,136,500	0.57%
Fisher Communications, Inc.
8.625%, due 09/15/2014	3,550,000	3,709,750	0.67%
MetroPCS Wireless, Inc.
9.250%, due 11/01/2014	3,975,000	3,825,938	0.70%
Qwest Communications International, Inc., Series B
7.500%, due 02/15/2014	3,350,000	3,182,499	0.58%
Qwest
6.036 to 8.875%, due 3/15/2012 to 6/15/2023 (a)		6,903,375	1.25%
Rural Cellular Corp.
8.250%, due 03/15/2012	3,825,000	3,920,625	0.71%
Rural Cellular
5.682 to 9.875%, due 2/1/2010 to 6/1/2013 (a)		$4,852,500	0.88%
Sprint Capital Corp.
8.750%, due 03/15/2032	13,045,000	12,425,362	2.26%
OTHER SECURITIES		21,362,541	3.88%
		104,474,941
Consumer, Cyclical - 8.66%
ALH Finance LLC
8.500%, due 01/15/2013	3,745,000	3,426,675	0.62%
AMC Entertainment, Inc., Series B
8.625%, due 08/15/2012	3,043,000	3,126,682	0.56%
Ford Motor
7.450%, due 07/16/2031	900,000	524,250	0.10%
General Motors
7.200 to 8.375%, due 1/15/2011 to 5/23/2048		2,785,488	0.51%
O’Charleys, Inc.
9.000%, due 11/01/2013	5,500,000	4,867,500	0.89%
OTHER SECURITIES		32,903,088	5.98%
		47,633,683
Consumer, Non-cyclical - 13.05%
Biomet, Inc.
11.625%, due 10/15/2017	3,625,000	3,842,500	0.69%
Community Health Systems, Inc.
8.875%, due 07/15/2015	6,370,000	6,409,813	1.16%
The Cooper Companies, Inc.
7.125%, due 02/15/2015	3,450,000	3,312,000	0.60%
Del Monte Corp.
8.625%, due 12/15/2012	3,400,000	3,451,000	0.63%
Geo Group, Inc.
8.250%, due 07/15/2013	3,345,000	3,411,900	0.62%
HCA, Inc.
9.250%, due 11/15/2016	6,975,000	7,184,249	1.31%
HCA
6.250 to 9.125%, due 2/1/2011 to 11/15/2014		1,411,743	0.25%
Mac-Gray Corp.
7.625%, due 08/15/2015	3,950,000	3,772,250	0.69%
Service Corp. International
6.750 to 7.875%, due 2/1/2013 to 4/1/2027		6,031,750	1.10%
OTHER SECURITIES		33,004,814	6.00%
		71,832,019
Diversified - 0.43%		2,364,950	0.43%
Energy - 8.79%
Chesapeake Energy Corp.
6.875%, due 11/15/2020	3,500,000	3,290,000	0.60%
Chesapeake Energy
6.375 to 7.250%, due 6/15/2015 to 12/15/2018		2,966,850	0.54%
El Paso Corp.
7.750%, due 01/15/2032	3,390,000	3,396,048	0.62%

44

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Energy (continued)
El Paso
7.000 to 7.250%, due 6/15/2017 to 6/1/2018 (f)		$5,374,255	0.97%
Hilcorp Energy I LP
7.750%, due 11/01/2015 (c)	4,160,000	3,993,600	0.73%
Key Energy Services, Inc.
8.375%, due 12/01/2014 (c)	3,225,000	3,289,500	0.60%
Sabine Pass LNG LP
7.500%, due 11/30/2016	10,990,000	9,890,999	1.81%
Swift Energy Company
7.125%, due 06/01/2017	3,900,000	3,597,750	0.65%
OTHER SECURITIES		12,585,675	2.27%
		48,384,677
Financial - 8.88%
Ford Motor Credit Company
8.000%, due 12/15/2016	6,150,000	4,469,586	0.81%
Ford Motor
7.000%, due 10/01/2013	2,360,000	1,737,930	0.32%
General Motors
6.750 to 8.000%, due 12/1/2014 to 11/1/2031		2,712,571	0.49%
Host Marriott LP, Series M,
7.000%, due 08/15/2012	3,905,000	3,690,225	0.67%
Host Marriott LP, Series Q,
6.750%, due 06/01/2016	4,200,000	3,727,500	0.68%
Host Marriott
7.125%, due 11/01/2013	500,000	465,000	0.08%
KAR Holdings, Inc.
10.000%, due 05/01/2015	7,731,000	6,494,040	1.18%
KAR Holdings
8.750%, due 05/01/2014	1,325,000	1,152,750	0.21%
Nuveen Investments, Inc.
10.500%, due 11/15/2015 (c)	8,955,000	8,260,987	1.50%
OTHER SECURITIES		16,151,440	2.94%
		48,862,029
Industrial - 5.76%
Allied Waste North America, Inc., Series B
7.125%, due 05/15/2016	3,000,000	2,985,000	0.53%
Allied Waste North America
5.750 to 6.875%, due 11/15/2010 to 6/1/2017		1,092,000	0.21%
Crown Holdings, Inc.
8.000%, due 04/15/2023	5,365,000	4,748,025	0.86%
Gulfmark Offshore, Inc.
7.750%, due 07/15/2014	3,450,000	3,475,875	0.64%
Overseas Shipholding Group, Inc.
7.500%, due 02/15/2024	3,315,000	3,041,513	0.55%
OTHER SECURITIES		16,374,375	2.97%
		31,716,788
Technology - 4.28%
First Data Corp.
9.875%, due 09/24/2015 (c)	5,900,000	5,133,000	0.93%
First Data
3.375%, due 08/01/2008	972,000	$965,925	0.18%
Sungard Data Systems, Inc.
10.250%, due 08/15/2015	10,506,000	10,558,529	1.93%
Sungard Data Systems
3.750 to 9.125%, due 1/15/2009 to 8/15/2013		855,238	0.15%
OTHER SECURITIES		6,017,981	1.09%
		23,530,673
Utilities - 2.44%
NRG Energy, Inc.
7.375%, due 2/1/2016 to 1/15/2017	12,809,000	12,082,909	2.19%
NRG Energy
7.250%, due 02/01/2014	450,000	429,750	0.08%
OTHER SECURITIES		935,750	0.17%
		13,448,409

TOTAL CORPORATE BONDS (Cost $429,894,778)		$410,580,127
ASSET BACKED SECURITIES - 0.20%
OTHER SECURITIES		1,109,025	0.20%

TOTAL ASSET BACKED SECURITIES (Cost $1,249,976)		$1,109,025
TERM LOANS - 18.24%
Basic Materials - 1.28%
Georgia Pacific
6.896%, due 12/22/2012 to 12/23/2012 (a)		4,935,915	0.90%
OTHER SECURITIES		2,101,026	0.38%
		7,036,941
Communications - 1.85%
Charter Communications
5.260 to 7.698%, due 3/1/2014 to 3/6/2014 (a)		1,286,939	0.23%
CSC Holdings
4.225%, due 03/23/2013 (a)	3,007,497	2,855,978	0.52%
OTHER SECURITIES		6,021,684	1.10%
		10,164,601
Consumer, Cyclical - 3.23%
Ford Motor Company, Tranche B
5.480%, due 11/29/2013 (a)	4,015,193	3,245,280	0.59%
OTHER SECURITIES		14,555,806	2.64%
		17,801,086
Consumer, Non-cyclical - 4.21%
Community Health
4.741%, due 06/30/2014 (a)	2,765,998	2,605,377	0.48%
Goodyear Tire & Rubber Company, Tranche 2
6.430%, due 04/30/2014 (a)	4,000,000	3,645,000	0.66%
HCA
7.080%, due 11/01/2013 (a)	1,685,000	1,580,749	0.29%

45

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS (continued)
Consumer, Non-cyclical (continued)
Toys R Us, Inc., Tranche B
5.459%, due 12/01/2008 (a)	3,500,000	$3,307,500	0.60%
OTHER SECURITIES		12,106,321	2.18%
		23,244,947
Energy - 2.70%
Calpine Corp., Tranche B
7.610%, due 03/29/2009 (a)	7,121,257	6,792,896	1.24%
OTHER SECURITIES		8,041,186	1.46%
		14,834,082
Financial - 2.59%
General Motors Corp., Tranche B
7.056%, due 11/17/2013 (a)	3,997,481	3,404,215	0.62%
OTHER SECURITIES		10,854,509	1.97%
		14,258,724
Industrial - 1.32%
Allied Waste North America
3.930 to 5.121%, due 03/28/2014 (a)		1,602,874	0.28%
OTHER SECURITIES		5,645,444	1.04%
		7,248,318
Technology - 0.64%		3,540,592	0.64%
Utilities - 0.42%
NRG Energy
6.580 to 6.948%, due 02/01/2013 (a)		2,101,995	0.39%
OTHER SECURITIES		185,092	0.03%
		2,287,087

TOTAL TERM LOANS (Cost $104,693,118)		$100,416,378
REPURCHASE AGREEMENTS - 5.67%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $31,222,561 on 07/01/2008, collateralized by $31,810,000 Federal Home Loan Mortgage Corp., 3.13% due 05/06/2010 (valued at $31,849,763, including interest)
	31,221,000	31,221,000	5.67%

TOTAL REPURCHASE AGREEMENTS (Cost $31,221,000)		$31,221,000
SHORT TERM INVESTMENTS - 1.17%
John Hancock Cash Investment Trust, 2.5657% (g) (h)	6,425,162	6,425,162	1.17%

TOTAL SHORT TERM INVESTMENTS (Cost $6,425,162)		$6,425,162
Total Investments (U.S. High Yield Bond Trust) (Cost $573,484,034) - 99.88%		$549,751,692	$99.88%
Assets in excess of Other Liabilities - 0.12%		638,661	0.12%
TOTAL NET ASSETS - 100.00%		$550,390,353	$100.00%

46

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Footnotes
Percentages are stated as a percent of net assets.
ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PCL	- Public Company Limited
PLC	- Public Limited Company
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor’s Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

*	Non-Income Producing
(a)	Floating Rate Note. Represents the rate at period end.
(b)	Step Up
(c)
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Interest Only
(e)	Principal Only
(f)	All or a portion of this security was out on loan
(g)	The investment is an affiliate of the Fund, the adviser and/or subadviser.
(h)	John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.
(i)	Represents the yield at period end.
(j)	Principal amount of security is adjusted for inflation
ˆ	Non-Income Producing, issuer is in bankruptcy and is in default of interest payments
**	Purchased on a forward commitment
****	At 6/30/2008, all or a portion of this security was segregated at brokers to cover margin requirements for open futures contracts.
Note:
The funds’ 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the funds’ total net assets are shown as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge. If you are an annuity contract owner call 1-800-344-1029. If you are a life insurance contract owner call 1-800-387-2747. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

47

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

Assets	Active Bond	Core Bond	Floating Rate Income	Global Bond
Investments in unaffiliated issuers, at value	$2,562,309,262	$332,393,410	$563,338,821	$1,584,928,958
Investments in affiliated issuers, at value (Note 2)	101,166,628	—	—	—
Securities loaned, at value (Note 2)	99,182,969	—	—	—
Total investments, at value	2,762,658,859	332,393,410	563,338,821	1,584,928,958
Cash	369,822	603	5,116,285	—
Foreign currency, at value	8,001,449	—	—	12,157,212
Cash collateral at broker for future contracts	—	—	—	10,095,100
Receivable for investments sold	5,507,219	610,585	1,717,681	79,313,952
Receivable for delayed delivery securities sold	—	107,833,757	—	469,386,179
Receivable for forward foreign currency exchange contracts (Note 2)	1,871	—	—	17,215,950
Receivable for fund shares sold	143,611	270,791	77,680,000	1,819,292
Dividends and interest receivable (net of tax)	24,580,913	2,339,617	3,800,412	13,015,585
Receivable for security lending income	282,132	—	—	—
Swap contracts, at value (Note 2)	—	—	—	50,420,455
Unrealized appreciation on forward foreign bond contracts (Note 2)	—	—	—	—
Receivable for futures variation margin	—	—	—	—
Other assets	90,738	—	—	—
Total assets	2,801,636,614	443,448,763	651,653,199	2,238,352,683
Liabilities
Due to custodian	—	—	—	1,844,865
Payable for investments purchased	4,954,071	979,637	77,262,668	416,457,455
Payable for delayed delivery securities purchased	255,591,009	137,222,528	—	409,572,312
Payable for forward foreign currency exchange contracts (Note 2)	—	—	—	7,965,211
Payable for fund shares repurchased	1,371,922	—	—	80,399,341
Payable upon return of securities loaned (Note 2)	101,166,628	—	—	—
Options written, at value (Note 2)	—	—	—	8,610,397
Investments sold short, at value (Note 2)	—	2,012,720	—	227,389,709
Payable for interest on securities sold short	—	3,792	—	2,284,298
Swap contracts, at value (Note 2)	642,481	—	—	56,155,325
Unrealized depreciation on forward foreign bond contracts (Note 2)	—	—	—	—
Payable for futures variation margin	—	—	—	113,465
Distributions payable	—	—	—	—
Payable to affiliates
Fund administration expenses	13,945	1,282	5,632	8,092
Trustees’ fees	547	65	82	282
Other payables and accrued expenses	428,334	55,659	27,962	238,260
Total liabilities	364,168,937	140,275,683	77,296,344	1,211,039,012
Net assets
Capital paid-in	$2,523,050,616	$301,311,581	$563,284,065	$920,031,770
Undistributed net investment income (loss)	64,689,677	6,613,489	10,148,268	22,289,775
Accumulated undistributed net realized gain (loss) on investments	(14,270,716)	(3,678,084)	155,944	86,443,084
Net unrealized appreciation (depreciation) on investments	(136,001,900)	(1,073,906)	768,578	(1,450,958)
Net assets	$2,437,467,677	$303,173,080	$574,356,855	$1,027,313,671
Investments in unaffiliated issuers, including repurchase agreements, at cost	$2,797,215,735	$333,470,596	$562,570,243	$1,579,307,991
Investments in affiliated issuers, at cost	$101,166,628	—	—	—
Foreign currency, at cost	$7,646,519	—	—	$12,173,337
Proceeds received on short sales	—	$2,016,000	—	$224,809,380
Premiums received on written options	—	—	—	$9,609,009
Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$102,765,542	$141,497	—	$132,227,352
Shares outstanding	11,178,483	11,202	—	8,421,724
Net asset value, offering price and redemption price per share	$9.19	$12.63	—	$15.70
Series II
Net assets	$464,407,794	$3,813,112	—	$241,783,533
Shares outstanding	50,539,108	302,347	—	15,461,046
Net asset value, offering price and redemption price per share	$9.19	$12.61	—	$15.64
Series NAV
Net assets	$1,870,294,341	$299,218,471	$574,356,855	$653,302,786
Shares outstanding	203,291,250	23,740,003	44,796,749	41,718,009
Net asset value, offering price and redemption price per share	$9.20	$12.60	$12.82	$15.66

48

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

High Income	High Yield	Income	Investment Quality Bond	Money Market
$455,957,440	$1,809,714,680	$459,116,296	$434,294,578	$3,552,781,828
4,042,925	55,178,160	—	—	—
3,963,652	54,096,236	—	—	—
463,964,017	1,918,989,076	459,116,296	434,294,578	3,552,781,828
59,094	378,549	54,066	129,449	1,566
387,642	1,179,253	32	18,155,341	—
—	—	—	—	—
2,946,154	11,628,735	—	17,125,295	—
—	—	—	—	—
10,668	—	—	8,025	—
6,233,782	—	33,294	819,150	12,086,308
10,349,840	43,072,389	4,649,289	5,685,240	—
—	1,511,611	—	—	—
—	—	—	—	—
—	—	—	177,683	—
—	—	—	17,016	—
—	—	20	—	—
483,951,197	1,976,759,613	463,852,997	476,411,777	3,564,869,702

—	—	—	—	—
12,520,221	22,960,677	8,255,954	35,209,041	—
—	—	—	—	—
26,587	33,787	—	186,902	—
13,799	714,074	—	322,802	10,047,003
4,042,925	55,178,160	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	6,702	—
—	—	—	—	—
—	—	—	—	3,072

975	8,800	1,665	2,477	15,167
100	407	95	98	2,239
45,201	171,279	29,541	63,097	166,997
16,649,808	79,067,184	8,287,255	35,791,119	10,234,478

$562,525,978	$2,147,006,501	$490,619,197	$454,496,433	$3,554,330,944
21,147,752	89,400,697	11,920,994	11,109,020	(367,273)
(4,868,398)	(149,866,051)	(9,273,115)	(22,723,960)	671,553
(111,503,943)	(188,848,718)	(37,701,334)	(2,260,835)	—
$467,301,389	$1,897,692,429	$455,565,742	$440,620,658	$3,554,635,224
$571,454,259	$2,052,738,037	$496,819,234	$437,012,591	$3,552,781,828
$4,042,925	$55,178,160	—	—	—
$389,610	$1,089,020	$32	$17,920,996	—
—	—	—	—	—
—	—	—	—	—

—	$91,417,254	—	$148,168,828	$2,767,999,939
—	9,956,480	—	13,230,671	276,799,992
—	$9.18	—	$11.20	$10.00

$1,223,649	$64,169,758	—	$153,554,100	$786,635,285
118,175	6,954,849	—	13,724,528	78,663,530
$10.35	$9.23	—	$11.19	$10.00

$466,077,740	$1,742,105,417	$455,565,742	$138,897,730	—
45,187,874	190,530,010	39,651,529	12,427,690	—
$10.31	$9.14	$11.49	$11.18	—

49

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

Assets	Money Market B	Real Return Bond	Short-Term Bond	Spectrum Income
Investments in unaffiliated issuers, at value	$649,897,957	$2,366,728,224	$220,023,620	$1,153,528,128
Investments in affiliated issuers, at value (Note 2)	—	—	—	2,618,885
Securities loaned, at value (Note 2)	—	—	—	2,567,534
Total investments, at value	649,897,957	2,366,728,224	220,023,620	1,158,714,547
Cash	1,230	74	118	943
Foreign currency, at value	—	5,327,238	—	1,050,009
Cash collateral at broker for futures contracts	—	6,570,000	—	—
Receivable for investments sold	—	16,351	—	4,382,536
Receivable for delayed delivery securities sold	—	407,804,400	—	3,281,300
Receivable for forward foreign currency exchange contracts (Note 2)	—	9,047,701	—	398,639
Receivable for fund shares sold	1,313,390	324,493	—	1,044,815
Dividends and interest receivable (net of tax)	—	8,360,717	2,047,361	12,103,304
Receivable for security lending income	—	—	—	2,869
Swap contracts, at value (Note 2)	—	11,296,332	—	9,668
Receivable for futures variation margin	—	600,690	—	—
Receivable due from adviser	251,543	—	—	—
Other assets	—	—	—	—
Total assets	651,464,120	2,816,076,220	222,071,099	1,180,988,630
Liabilities
Due to custodian	—	—	—	—
Payable for investments purchased	—	26,161,988	—	8,462,002
Payable for delayed delivery securities purchased	—	1,205,161,399	—	38,718,843
Payable for forward foreign currency exchange contracts (Note 2)	—	6,267,727	—	1,647,164
Payable for fund shares repurchased	—	—	212,547	—
Payable upon return of securities loaned (Note 2)	—	—	—	2,618,885
Options written, at value (Note 2)	—	5,243,369	—	—
Investments sold short, at value (Note 2)	—	400,857,648	—	1,448,398
Payable for interest on securities sold short	—	2,193,119	—	4,153
Swap contracts, at value (Note 2)	—	18,162,638	—	61,040
Payable for futures variation margin	—	—	—	4,970
Payable to affiliates
Fund administration expenses	21,621	5,977	1,537	15,410
Trustees’ fees	133	234	176	252
Other payables and accrued expenses	71,643	102,697	34,182	252,442
Total liabilities	93,397	1,664,156,796	248,442	53,233,559
Net assets
Capital paid-in	$651,362,442	$1,101,572,553	$237,830,663	$1,119,565,303
Undistributed net investment income (loss)	(134,030)	17,337,154	5,872,549	26,352,424
Accumulated undistributed net realized gain (loss) on investments	142,311	32,779,294	(8,601,374)	8,148,173
Net unrealized appreciation (depreciation) on investments	—	230,423	(13,279,181)	(26,310,829)
Net assets	$651,370,723	$1,151,919,424	$221,822,657	$1,127,755,071
Investments in unaffiliated issuers, including repurchase agreements, at cost	$649,897,957	$2,359,465,527	$233,302,801	$1,181,221,194
Investments in affiliated issuers, at cost	—	—	—	$2,618,885
Foreign currency, at cost	—	$5,309,397	—	$1,038,180
Proceeds received on short sales	—	$395,212,388	—	$1,435,477
Premiums received on written options	—	$5,426,083	—	—
Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	$11,827,832	—	—
Shares outstanding	—	865,650	—	—
Net asset value, offering price and redemption price per share	—	$13.66	—	—
Series II
Net assets	—	$113,529,414	—	—
Shares outstanding	—	8,374,705	—	—
Net asset value, offering price and redemption price per share	—	$13.56	—	—
Series NAV
Net assets	$651,370,723	$1,026,562,178	$221,822,657	$1,127,755,071
Shares outstanding	651,362,356	75,815,742	23,828,614	86,863,585
Net asset value, offering price and redemption price per share	$1.00	$13.54	$9.31	$12.98

50

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

Strategic Bond	Strategic Income	Total Return	U.S. Government Securities	U.S. High Yield Bond
$793,874,462	$509,422,530	$2,993,033,129	$496,828,704	$537,027,352
8,430,474	—	—	—	6,425,162
8,265,171	—	—	—	6,299,178
810,570,107	509,422,530	2,993,033,129	496,828,704	549,751,692
339,303	—	860	533,378	526
1,252,634	570,448	6,761,063	—	—
—	632,100	13,105,100	—	—
1,467,622	3,139,626	1,084,098	—	1,015,522
38,675,914	—	386,976,012	78,511,820	—
—	91,134	18,744,240	—	—
499,762	498,520	547,841	529,513	6,416,310
10,113,086	8,607,727	15,890,134	1,074,085	9,891,225
4,917	81	—	—	192,542
—	—	4,948,367	—	—
666,721	—	—	102,055	—
—	—	—	—	—
—	56	—	—	—
863,590,066	522,962,222	3,441,090,844	577,579,555	567,267,817

—	333,070	—	—	—
2,542,303	3,134,448	51,120,506	—	10,399,433
164,975,083	—	547,300,379	235,196,571	—
12,007	1,106,616	12,068,157	—	—
791,503	116,254	553,809	711	—
8,430,474	—	—	—	6,425,162
881,784	—	7,595,649	—	—
—	—	438,357,533	—	—
—	—	1,211,812	—	—
—	—	18,339,829	—	—
—	39,565	276,298	—	—

3,389	2,058	8,233	2,060	1,134
151	111	511	78	102
77,179	70,251	211,105	54,841	51,633
177,713,873	4,802,373	1,077,043,821	235,254,261	16,877,464

$755,001,529	$515,913,021	$2,321,269,867	$365,390,637	$569,660,614
24,307,069	20,616,796	37,076,906	6,216,677	17,638,315
(22,568,153)	(14,881,830)	62,209,660	(1,163,068)	(13,176,234)
(70,864,252)	(3,488,138)	(56,509,410)	(28,118,952)	(23,732,342)
$685,876,193	$518,159,849	$2,364,047,023	$342,325,294	$550,390,353
$870,180,805	$511,456,903	$3,054,471,181	$524,452,996	$567,058,872
$8,430,474	—	—	—	$6,425,162
$1,174,842	$565,227	$6,760,076	—	—
—	—	$440,248,266	—	—
$799,428	—	$13,358,725	—	—

$122,632,063	$17,068,338	$353,125,173	$145,722,108	$831,773
11,826,516	1,271,598	25,671,242	11,690,689	67,848
$10.37	$13.42	$13.76	$12.46	$12.26

$81,017,017	$14,801,991	$259,763,511	$78,063,278	$2,293,574
7,814,692	1,102,114	18,924,338	6,262,126	186,697
$10.37	$13.43	$13.73	$12.47	$12.29

$482,227,113	$486,289,520	$1,751,158,339	$118,539,908	$547,265,006
46,658,958	36,254,510	127,635,253	9,540,264	44,565,514
$10.34	$13.41	$13.72	$12.43	$12.28

51

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

Investment income	Active Bond	Core Bond	Floating Rate Income[1]	Global Bond
Interest	$74,215,641	$7,715,182	$11,356,239	$33,373,712
Dividends	189,278	—	—	104,730
Securities lending	376,609	—	—	—
Income from affiliated issuers	55,272	—	—	—
Less foreign taxes withheld	—	—	—	(38,481)
Total investment income	74,836,800	7,715,182	11,356,239	33,439,961

Expenses
Investment management fees (Note 3)	7,510,169	932,613	1,143,749	4,502,170
Series I distribution and service fees (Note 3)	27,381	37	—	33,860
Series II distribution and service fees (Note 3)	638,130	4,768	—	317,076
Fund administration fees (Note 3)	179,686	20,533	22,350	94,822
Audit and legal fees	40,011	16,034	14,468	28,969
Printing and postage fees (Note 3)	44,711	13,050	8,940	58,574
Custodian fees	128,686	111,696	11,208	570,069
Trustees’ fees (Note 4)	22,591	2,630	2,964	11,742
Registration and filing fees	9,483	2,543	3,556	9,633
Interest expense on securities sold short	—	—	—	5,664
Miscellaneous	38,968	2,659	4,346	8,291
Total expenses	8,639,816	1,106,563	1,211,581	5,640,870
Less: expense reductions (Note 3)	(32,182)	(3,780)	(3,610)	(16,478)
Net expenses	8,607,634	1,102,783	1,207,971	5,624,392
Net investment income (loss)	66,229,166	6,612,399	10,148,268	27,815,569

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	2,714,987	2,183,353	155,944	32,882,650
Futures contracts	1,248,756	—	—	(345,382)
Options written	—	—	—	(28,627,316)
Short sales	—	—	—	(1,043,716)
Swap contracts	(996,722)	—	—	22,087,953
Foreign currency transactions	90,106	—	—	92,706,497
	3,057,127	2,183,353	155,944	117,660,686
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(101,706,213)	(4,760,235)	768,578	(56,644,749)
Futures contracts	55,001	—	—	(3,269,245)
Forward foreign bond contracts	—	—	—	—
Options written	—	—	—	18,727,180
Short sales	—	16,270	—	(2,261,040)
Swap contracts	362,821	—	—	(49,897,218)
Translation of assets and liabilities in foreign currencies	6,819	—	—	2,110,662
	(101,281,572)	(4,743,965)	768,578	(91,234,410)
Net realized and unrealized gain (loss)	(98,224,445)	(2,560,612)	924,522	26,426,276

Increase (decrease) in net assets from operations	($31,995,279)	$4,051,787	$11,072,790	$54,241,845

1	Period from 1-2-08 (commencement of operations) to 6-30-08.

52

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

High Income	High Yield	Income	Investment Quality Bond	Money Market
$22,682,999	$93,503,197	$9,004,206	$12,676,787	$44,911,170
215,389	497,826	4,746,629	—	—
17,009	2,081,559	—	—	—
5,807	316,364	—	—	—
—	(87,964)	(31,954)	—	—
22,921,204	96,310,982	13,718,881	12,676,787	44,911,170

1,440,797	6,265,498	1,688,826	1,316,676	8,083,571
—	25,007	—	39,125	677,699
1,267	89,767	—	198,178	871,603
34,296	135,348	28,901	32,080	237,496
17,380	34,346	15,725	17,604	41,421
19,021	93,042	19,823	23,790	159,884
37,745	253,509	32,768	88,504	157,245
4,092	16,840	3,704	4,028	32,133
4,277	14,208	4,040	3,661	24,441
—	—	—	—	—
2,672	5,705	9,286	3,158	8,884
1,561,547	6,933,270	1,803,073	1,726,804	10,294,377
(5,519)	(24,611)	(5,437)	(5,746)	(57,629)
1,556,028	6,908,659	1,797,636	1,721,058	10,236,748
21,365,176	89,402,323	11,921,245	10,955,729	34,674,422

(4,457,289)	(46,283,069)	(5,493,517)	(3,454,141)	671,553
—	(1,204,968)	—	288,616	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
495,953	2,434,362	13,482	690,432	—
(3,961,336)	(45,053,675)	(5,480,035)	(2,475,093)	671,553

(73,047,350)	(83,807,622)	(26,173,073)	(8,877,121)	—
—	—	—	245,276	—
—	—	—	263,149	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
102,550	(436,333)	1,314	(118,549)	—
(72,944,800)	(84,243,955)	(26,171,759)	(8,487,245)	—
(76,906,136)	(129,297,630)	(31,651,794)	(10,962,338)	671,553

($55,540,960)	($39,895,307)	($19,730,549)	($6,609)	$35,345,975

53

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

Investment income	Money Market B	Real Return Bond	Short-Term Bond	Spectrum Income
Interest	$8,598,856	$27,202,044	$6,768,874	$27,980,000
Dividends	—	43,701	—	2,652,814
Securities lending	—	—	—	77,140
Income from affiliated issuers	—	—	—	21,916
Less foreign taxes withheld	—	(6,093)	—	(44,094)
Total investment income	8,598,856	27,239,652	6,768,874	30,687,776

Expenses
Investment management fees (Note 3)	1,559,224	3,747,153	685,659	4,137,310
Series I distribution and service fees (Note 3)	—	2,744	—	—
Series II distribution and service fees (Note 3)	—	141,316	—	—
Fund administration fees (Note 3)	29,161	80,329	17,293	89,153
Audit and legal fees	9,613	28,233	15,709	23,961
Printing and postage fees (Note 3)	5,298	48,015	750	48,858
Custodian fees	17,635	276,242	21,865	541,600
Trustees’ fees (Note 4)	5,229	9,848	1,744	10,150
Registration and filing fees	5,067	8,519	1,979	7,728
Interest expense on securities sold short	—	—	—	1,304
Miscellaneous	1,423	25,961	863	7,110
Total expenses	1,632,650	4,368,360	745,862	4,867,174
Less: expense reductions (Note 3)	(745,789)	(14,308)	(3,006)	(156,473)
Net expenses	886,861	4,354,052	742,856	4,710,701
Net investment income (loss)	7,711,995	22,885,600	6,026,018	25,977,075

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	134,029	40,910,972	55,601	4,099,411
Futures contracts	—	13,756,341	—	13,222
Options written	—	2,106,817	—	15,245
Short sales	—	—	—	(35,585)
Swap contracts	—	4,495,442	(25,973)	18,863
Foreign currency transactions	—	2,333,496	—	6,289,560
	134,029	63,603,068	29,628	10,400,716
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	—	(14,451,757)	(9,349,170)	(49,980,490)
Futures contracts	—	(13,506,781)	—	4,936
Options written	—	2,534,497	—	—
Short sales	—	(5,399,957)	—	(12,921)
Swap contracts	—	(4,407,605)	—	(29,384)
Translation of assets and liabilities in foreign currencies	—	(1,824,371)	—	(558,332)
	—	(37,055,974)	(9,349,170)	(50,576,191)
Net realized and unrealized gain (loss)	134,029	26,547,094	(9,319,542)	(40,175,475)

Increase (decrease) in net assets from operations	$7,846,024	$49,432,694	($3,293,524)	($14,198,400)

54

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

Strategic Bond	Strategic Income	Total Return	U.S. Government Securities	U.S. High Yield Bond
$27,062,242	$17,294,939	$56,718,216	$7,183,947	$19,145,846
395,829	7,994	354,616	80,365	—
29,835	497	—	—	264,249
8,727	145	—	—	40,000
(16,643)	(13,747)	—	—	—
27,479,990	17,289,828	57,072,832	7,264,312	19,450,095

2,342,909	1,734,617	8,016,611	1,095,509	1,689,878
33,655	4,000	88,163	40,382	208
112,364	19,256	324,229	104,925	2,664
49,449	35,040	159,838	25,788	30,825
20,415	17,637	38,732	16,940	17,320
37,427	23,325	104,893	18,981	23,000
181,749	99,903	332,908	74,169	44,731
6,176	4,477	20,786	3,140	4,092
5,457	4,410	16,828	3,014	3,993
—	—	—	—	—
2,097	7,510	14,691	405	760
2,791,698	1,950,175	9,117,679	1,383,253	1,817,471
(8,991)	(6,485)	(136,322)	(4,590)	(6,028)
2,782,707	1,943,690	8,981,357	1,378,663	1,811,443
24,697,283	15,346,138	48,091,475	5,885,649	17,638,652

(2,031,838)	(2,478,764)	52,192,382	128,253	(10,522,983)
(11,989,606)	1,532,551	44,342,120	2,178,403	—
6,666,217	80,888	(21,795,728)	1,054,440	—
—	—	(105,729)	—	—
—	—	19,067,431	—	—
247,696	(2,664,978)	9,089,752	—	—
(7,107,531)	(3,530,303)	102,790,228	3,361,096	(10,522,983)

(43,651,323)	(11,310,692)	(85,996,627)	(16,865,269)	(10,690,780)
(775,256)	(526,489)	(36,270,781)	(836,396)	—
916,723	—	21,394,442	(120,172)	—
—	—	2,574,528	—	—
—	—	(15,155,660)	—	—
369,035	4,322,540	(4,644,308)	—	—
(43,140,821)	(7,514,641)	(118,098,406)	(17,821,837)	(10,690,780)
(50,248,352)	(11,044,944)	(15,308,178)	(14,460,741)	(21,213,763)

($25,551,069)	$4,301,194	$32,783,297	($8,575,092)	($3,575,111)

55

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Active Bond		Core Bond		Floating Rate Income[1]
Increase (decrease) in net assets	Six Months Ended 6/30/08 (Unaudited)	Year Ended 12/31/07	Six Months Ended 6/30/08 (Unaudited)	Year Ended 12/31/07	Six Months Ended 6/30/08 (Unaudited)
From operations
Net investment income (loss)	$66,229,166	$133,739,460	$6,612,399	$12,278,008	$10,148,268
Net realized gain (loss)	3,057,127	3,373,002	2,183,353	601,449	155,944
Change in net unrealized appreciation (depreciation)	(101,281,572)	(38,381,767)	(4,743,965)	3,430,753	768,578
Increase (decrease) in net assets resulting from operations	(31,995,279)	98,730,695	4,051,787	16,310,210	11,072,790
Distributions to shareholders
From net investment income
Series I	(1,002,548)	(10,887,346)	(1,208)	(9,595)	—
Series II	(4,395,547)	(47,063,261)	(32,623)	(204,218)	—
Series NAV	(17,605,889)	(163,200,339)	(2,258,532)	(18,515,340)	—
Total distributions	(23,003,984)	(221,150,946)	(2,292,363)	(18,729,153)	—
From Portfolio share transactions (Note 6)	(53,867,733)	202,584,273	13,296,907	66,687,105	563,284,065
Total increase (decrease)	(108,866,996)	80,164,022	15,056,331	64,268,162	574,356,855

Net assets
Beginning of period	2,546,334,673	2,466,170,651	288,116,749	223,848,587	—
End of period	$2,437,467,677	$2,546,334,673	$303,173,080	$288,116,749	$574,356,855

Undistributed net investment income (loss)	$64,689,677	$21,464,495	$6,613,489	$2,293,453	$10,148,268

	Global Bond		High Income		High Yield
Increase (decrease) in net assets	Six Months Ended 6/30/08 (Unaudited)	Year Ended 12/31/07	Six Months Ended 6/30/08 (Unaudited)	Year Ended 12/31/07	Six Months Ended 6/30/08 (Unaudited)	Year Ended 12/31/07
From operations
Net investment income (loss)	$27,815,569	$47,045,847	$21,365,176	$25,715,866	$89,402,323	$158,805,022
Net realized gain (loss)	117,660,686	(20,384,811)	(3,961,336)	22,391,507	(45,053,675)	6,287,287
Change in net unrealized appreciation (depreciation)	(91,234,410)	88,647,358	(72,944,800)	(65,480,702)	(84,243,955)	(138,727,958)
Increase (decrease) in net assets resulting from operations	54,241,845	115,308,394	(55,540,960)	(17,373,329)	(39,895,307)	26,364,351
Distributions to shareholders
From net investment income
Series I	(784,606)	(8,363,481)	—	—	(1,606,833)	(16,396,868)
Series II	(1,336,849)	(15,833,728)	(11,619)	(58,978)	(1,101,721)	(10,871,185)
Series NAV	(5,260,606)	(63,074,133)	(5,993,343)	(36,025,171)	(26,803,661)	(229,520,177)
From net realized gain
Series II	—	—	(7,930)	(51,330)	—	—
Series NAV	—	—	(3,951,112)	(18,824,949)	—	—
Total distributions	(7,382,061)	(87,271,342)	(9,964,004)	(54,960,428)	(29,512,215)	(256,788,230)
From Portfolio share transactions (Note 6)	(299,789,352)	203,781,794	95,896,564	161,884,048	(118,798,169)	535,653,676
Total increase (decrease)	(252,929,568)	231,818,846	30,391,600	89,550,291	(188,205,691)	305,229,797

Net assets
Beginning of period	1,280,243,239	1,048,424,393	436,909,789	347,359,498	2,085,898,120	1,780,668,323
End of period	$1,027,313,671	$1,280,243,239	$467,301,389	$436,909,789	$1,897,692,429	$2,085,898,120

Undistributed net investment income (loss)	$22,289,775	$1,856,267	$21,147,752	$5,787,538	$89,400,697	$29,510,589

1	Period from 1-2-08 (commencement of operations) to 6-30-08.

56

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Income		Investment Quality Bond		Money Market
Increase (decrease) in net assets	Six Months Ended 6/30/08 (Unaudited)	Period Ended 12/31/07[1]	Six Months Ended 6/30/08 (Unaudited)	Year Ended 12/31/07	Six Months Ended 6/30/08 (Unaudited)	Year Ended 12/31/07
From operations
Net investment income (loss)	$11,921,245	$7,577,576	$10,955,729	$21,994,993	$34,674,422	$127,539,725
Net realized gain (loss)	(5,480,035)	(3,839,692)	(2,475,093)	3,914,219	671,553	933,804
Change in net unrealized appreciation (depreciation)	(26,171,759)	(11,529,575)	(8,487,245)	48,671	—	—
Increase (decrease) in net assets resulting from operations	(19,730,549)	(7,791,691)	(6,609)	25,957,883	35,345,975	128,473,529
Distributions to shareholders
From net investment income
Series I	—	—	(1,407,295)	(15,249,605)	(28,802,559)	(109,218,475)
Series II	—	—	(1,319,598)	(13,750,221)	(6,543,416)	(18,950,774)
Series NAV	(3,384,994)	(4,146,221)	(1,229,716)	(10,100,192)	—	—
Total distributions	(3,384,994)	(4,146,221)	(3,956,609)	(39,100,018)	(35,345,975)	(128,169,249)
From Portfolio share transactions (Note 6)	99,117,677	391,501,520	2,435,026	32,650,645	563,810,931	335,037,282
Total increase (decrease)	76,002,134	379,563,608	(1,528,192)	19,508,510	563,810,931	335,341,562

Net assets
Beginning of period	379,563,608	—	442,148,850	422,640,340	2,990,824,293	2,655,482,731
End of period	$455,565,742	$379,563,608	$440,620,658	$442,148,850	$3,554,635,224	$2,990,824,293

Undistributed net investment income (loss)	$11,920,994	$3,384,743	$11,109,020	$4,109,900	($367,273)	$304,280

	Money Market B		Real Return Bond		Short-Term Bond
Increase (decrease) in net assets	Six Months Ended 6/30/08 (Unaudited)	Year Ended 12/31/07	Six Months Ended 6/30/08 (Unaudited)	Year Ended 12/31/07	Six Months Ended 6/30/08 (Unaudited)	Year Ended 12/31/07
From operations
Net investment income (loss)	$7,711,995	$25,336,071	$22,885,600	$60,365,157	$6,026,018	$12,610,518
Net realized gain (loss)	134,029	355,037	63,603,068	4,974,552	29,628	(430,216)
Change in net unrealized appreciation (depreciation)	—	—	(37,055,974)	63,530,262	(9,349,170)	(3,065,510)
Increase (decrease) in net assets resulting from operations	7,846,024	25,691,108	49,432,694	128,869,971	(3,293,524)	9,114,792
Distributions to shareholders
From net investment income
Series I	—	—	(63,376)	(561,827)	—	—
Series II	—	—	(616,432)	(6,480,870)	—	—
Series NAV	(8,033,372)	(25,496,848)	(5,327,821)	(71,225,485)	—	(25,339,809)
From net realized gain
Series I	—	—	(268,241)	—	—	—
Series II	—	—	(2,768,803)	—	—	—
Series NAV	—	—	(22,228,886)	—	—	—
From capital paid-in
Series NAV	—	—	—	—	—	(941,806)
Total distributions	(8,033,372)	(25,496,848)	(31,273,559)	(78,268,182)	—	(26,281,615)
From Portfolio share transactions (Note 6)	39,414,191	132,222,869	(88,387,562)	185,887,840	(19,141,400)	(35,477,476)
Total increase (decrease)	39,226,843	132,417,129	(70,228,427)	236,489,629	(22,434,924)	(52,644,299)

Net assets
Beginning of period	612,143,880	479,726,751	1,222,147,851	985,658,222	244,257,581	296,901,880
End of period	$651,370,723	$612,143,880	$1,151,919,424	$1,222,147,851	$221,822,657	$244,257,581

Undistributed net investment income (loss)	($134,030)	$187,347	$17,337,154	$459,183	$5,872,549	($153,469)

1	Period from 5-1-07 (commencement of operations) to 12-31-07.

57

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Spectrum Income		Strategic Bond		Strategic Income
Increase (decrease) in net assets	Six Months Ended 6/30/08 (Unaudited)	Year Ended 12/31/07	Six Months Ended 6/30/08 (Unaudited)	Year Ended 12/31/07	Six Months Ended 6/30/08 (Unaudited)	Year Ended 12/31/07
From operations
Net investment income (loss)	$25,977,075	$44,101,331	$24,697,283	$38,783,499	$15,346,138	$24,785,056
Net realized gain (loss)	10,400,716	15,484,625	(7,107,531)	(4,324,777)	(3,530,303)	(4,099,804)
Change in net unrealized appreciation (depreciation)	(50,576,191)	(3,390,856)	(43,140,821)	(36,104,865)	(7,514,641)	3,830,722
Increase (decrease) in net assets resulting from operations	(14,198,400)	56,195,100	(25,551,069)	(1,646,143)	4,301,194	24,515,974
Distributions to shareholders
From net investment income
Series I	—	—	(1,908,015)	(14,728,960)	(510,088)	(284,724)
Series II	—	—	(1,237,308)	(9,372,411)	(485,967)	(324,300)
Series NAV	(8,404,708)	(69,470,002)	(6,897,740)	(38,267,223)	(14,579,233)	(9,634,115)
From net realized gain
Series NAV	(5,555,900)	(10,989,250)	—	—	—	—
Total distributions	(13,960,608)	(80,459,252)	(10,043,063)	(62,368,594)	(15,575,288)	(10,243,139)
From Portfolio share transactions (Note 6)	72,947,019	240,374,243	9,910,164	159,400,342	35,890,733	114,177,109
Total increase (decrease)	44,788,011	216,110,091	(25,683,968)	95,385,605	24,616,639	128,449,944

Net assets
Beginning of period	1,082,967,060	866,856,969	711,560,161	616,174,556	493,543,210	365,093,266
End of period	$1,127,755,071	$1,082,967,060	$685,876,193	$711,560,161	$518,159,849	$493,543,210

Undistributed net investment income (loss)	$26,352,424	$8,780,057	$24,307,069	$9,652,849	$20,616,796	$20,845,946

	Total Return		U.S. Government Securities		U.S. High Yield Bond
Increase (decrease) in net assets	Six Months Ended 6/30/08 (Unaudited)	Year Ended 12/31/07	Six Months Ended 6/30/08 (Unaudited)	Year Ended 12/31/07	Six Months Ended 6/30/08 (Unaudited)	Year Ended 12/31/07
From operations
Net investment income (loss)	$48,091,475	$99,163,452	$5,885,649	$16,056,870	$17,638,652	$29,658,778
Net realized gain (loss)	102,790,228	6,177,617	3,361,096	1,305,223	(10,522,983)	387,823
Change in net unrealized appreciation (depreciation)	(118,098,406)	75,034,944	(17,821,837)	(5,848,635)	(10,690,780)	(19,627,108)
Increase (decrease) in net assets resulting from operations	32,783,297	180,376,013	(8,575,092)	11,513,458	(3,575,111)	10,419,493
Distributions to shareholders
From net investment income
Series I	(5,344,226)	(25,949,771)	(947,543)	(14,219,224)	(8,845)	(76,765)
Series II	(3,927,063)	(16,916,322)	(467,299)	(6,554,907)	(27,945)	(256,950)
Series NAV	(26,102,282)	(118,464,427)	(705,041)	(9,606,369)	(5,662,525)	(43,204,594)
From net realized gain
Series I	(3,714,536)	—	—	—	—	—
Series II	(2,789,923)	—	—	—	—	—
Series NAV	(18,044,890)	—	—	—	—	—
Total distributions	(59,922,920)	(161,330,520)	(2,119,883)	(30,380,500)	(5,699,315)	(43,538,309)
From Portfolio share transactions (Note 6)	112,513,982	325,262,585	6,869,201	(17,452,194)	113,747,063	127,036,716
Total increase (decrease)	85,374,359	344,308,078	(3,825,774)	(36,319,236)	104,472,637	93,917,900

Net assets
Beginning of period	2,278,672,664	1,934,364,586	346,151,068	382,470,304	445,917,716	351,999,816
End of period	$2,364,047,023	$2,278,672,664	$342,325,294	$346,151,068	$550,390,353	$445,917,716

Undistributed net investment income (loss)	$37,076,906	$24,359,002	$6,216,677	$2,450,911	$17,638,315	$5,698,978

58

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Active Bond
SERIES I
06-30-2008[1]	9.40	0.25	[2]	(0.37)	(0.12)	(0.09)	—	—	(0.09)	9.19	(1.33)[3,4,5]		0.69	[6,7]	0.68	[6]	5.40	[6]	103		76	[4,8]
12-31-2007	9.88	0.51	[2]	(0.12)	0.39	(0.87)	—	—	(0.87)	9.40	4.05	[3,5]	0.68	[7]	0.68		5.26		117		140	[8]
12-31-2006	9.73	0.44	[2]	(0.02)	0.42	(0.27)	—	—	(0.27)	9.88	4.42	[3,5,9]	0.69	[7]	0.69		4.53		139		207
12-31-2005[10]	9.60	0.29	[2]	(0.14)	0.15	—	(0.02)	—	(0.02)	9.73	1.59	[3,4]	0.72	[6]	0.72	[6]	4.33	[6]	166		305	[11]
SERIES II
06-30-2008[1]	9.40	0.24	[2]	(0.37)	(0.13)	(0.08)	—	—	(0.08)	9.19	(1.36)[3,4,5]		0.89	[6,7]	0.88	[6]	5.20	[6]	464		76	[4,8]
12-31-2007	9.87	0.49	[2]	(0.13)	0.36	(0.83)	—	—	(0.83)	9.40	3.78	[3,5]	0.88	[7]	0.88		5.06		559		140	[8]
12-31-2006	9.72	0.41	[2]	(0.01)	0.40	(0.25)	—	—	(0.25)	9.87	4.21	[3,5,9]	0.89	[7]	0.89		4.28		553		207
12-31-2005[10]	9.60	0.28	[2]	(0.14)	0.14	—	(0.02)	—	(0.02)	9.72	1.49	[3,4]	0.92	[6]	0.92	[6]	4.25	[6]	559		305	[11]
SERIES NAV
06-30-2008[1]	9.40	0.25	[2]	(0.36)	(0.11)	(0.09)	—	—	(0.09)	9.20	(1.21)[3,4,5]		0.64	[6,7]	0.63	[6]	5.46	[6]	1,870		76	[4,8]
12-31-2007	9.89	0.52	[2]	(0.13)	0.39	(0.88)	—	—	(0.88)	9.40	4.03	[3,5]	0.63	[7]	0.63		5.31		1,871		140	[8]
12-31-2006	9.73	0.40	[2]	0.03	0.43	(0.27)	—	—	(0.27)	9.89	4.54	[3,5,9]	0.64	[7]	0.64		4.18		1,774		207
12-31-2005[13]	9.63	0.43	[2]	(0.19)	0.24	(0.12)	(0.02)	—	(0.14)	9.73	2.54	[3]	0.70		0.70		4.41		1,220		305	[11]
12-31-2004[12]	9.64	0.34		0.11	0.45	(0.34)	(0.12)	—	(0.46)	9.63	4.75	[3]	0.70		0.70		3.56		1,002		444
12-31-2003[12]	9.70	0.43		0.18	0.61	(0.43)	(0.24)	—	(0.67)	9.64	6.48	[3]	0.70		0.70		4.42		1,056		466	[11]
Core Bond
SERIES I
06-30-2008[1]	12.55	0.28	[2]	(0.10)	0.18	(0.10)	—	—	(0.10)	12.63	1.43	[3,4,5]	0.80	[6,7]	0.80	[6]	4.48	[6]	—	[14]	311	[4,8]
12-31-2007	12.68	0.59	[2]	0.18	0.77	(0.90)	—	—	(0.90)	12.55	6.26	[3,5]	0.80	[7]	0.79		4.71		—	[14]	336	[8]
12-31-2006	12.64	0.56	[2]	(0.11)	0.45	(0.41)	—	—	(0.41)	12.68	3.72	[3,5]	0.84	[7]	0.84		4.50		—	[14]	359
12-31-2005[15]	12.50	0.34	[2]	(0.20)	0.14	—	—	—	—	12.64	1.12	[4]	0.93	[6]	0.93	[6]	4.01	[6]	—	[14]	619	[4]
SERIES II
06-30-2008[1]	12.54	0.27	[2]	(0.10)	0.17	(0.10)	—	—	(0.10)	12.61	1.32	[3,4,5]	1.00	[6,7]	1.00	[6]	4.26	[6]	4		311	[4,8]
12-31-2007	12.66	0.57	[2]	0.17	0.74	(0.86)	—	—	(0.86)	12.54	5.98	[3,5]	1.00	[7]	1.00		4.50		4		336	[8]
12-31-2006	12.61	0.53	[2]	(0.09)	0.44	(0.39)	—	—	(0.39)	12.66	3.61	[3,5]	1.04	[7]	1.04		4.28		2		359
12-31-2005[15]	12.50	0.31	[2]	(0.20)	0.11	—	—	—	—	12.61	0.88	[4]	1.11	[6]	1.11	[6]	3.49	[6]	1		619	[4]
SERIES NAV
06-30-2008[1]	12.52	0.28	[2]	(0.10)	0.18	(0.10)	—	—	(0.10)	12.60	1.45	[3,4,5]	0.75	[6,7]	0.75	[6]	4.51	[6]	299		311	[4,8]
12-31-2007	12.66	0.60	[2]	0.17	0.77	(0.91)	—	—	(0.91)	12.52	6.28	[3,5]	0.75	[7]	0.74		4.75		284		336	[8]
12-31-2006	12.62	0.56	[2]	(0.10)	0.46	(0.42)	—	—	(0.42)	12.66	3.84	[3,5]	0.79	[7]	0.79		4.48		222		359
12-31-2005[15]	12.50	0.30	[2]	(0.18)	0.12	—	—	—	—	12.62	0.96	[4]	0.82	[6]	0.82	[6]	3.55	[6]	153		619	[4]
Floating Rate Income
SERIES NAV
06-30-2008[1,30]	12.50	0.38	[2]	(0.06)	0.32	—	—	—	—	12.82	2.56	[4,5]	0.73	[6,7]	0.74	[6]	6.21	[6]	574		7	[4,8]

59

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Global Bond
SERIES I
06-30-2008[1]	15.20	0.34	[2]	0.25	0.59	(0.09)	—	—	(0.09)	15.70	3.85	[3,4,5]	0.87	[6,7,17]	0.87	[6,17]	4.31	[6]	132	257	[4,8]
12-31-2007	14.93	0.59	[2]	0.79	1.38	(1.11)	—	—	(1.11)	15.20	9.63	[3,5]	0.86	[7,16]	0.86	[16]	3.96		117	325	[8]
12-31-2006	14.37	0.53	[2]	0.22	0.75	—	(0.19)	—	(0.19)	14.93	5.27	[3,5,9]	0.85	[7,17]	0.85	[17]	3.61		115	204
12-31-2005	16.28	0.44	[2]	(1.49)	(1.05)	(0.73)	(0.13)	—	(0.86)	14.37	(6.66)[3]		0.86		0.86		2.89		132	327	[11]
12-31-2004[18]	15.34	0.32	[2]	1.21	1.53	(0.59)	—	—	(0.59)	16.28	10.38	[3]	0.85		0.85		2.13		438	174
12-31-2003[18]	13.79	0.44	[2]	1.62	2.06	(0.51)	—	—	(0.51)	15.34	15.40	[3]	0.91		0.91		3.10		195	338
SERIES II
06-30-2008[1]	15.15	0.32	[2]	0.25	0.57	(0.08)	—	—	(0.08)	15.64	3.77	[3,4,5]	1.07	[6,7,17]	1.07	[6,17]	4.09	[6]	242	257	[4,8]
12-31-2007	14.87	0.56	[2]	0.78	1.34	(1.06)	—	—	(1.06)	15.15	9.35	[3,5]	1.06	[7,16]	1.06	[16]	3.78		234	325	[8]
12-31-2006	14.34	0.50	[2]	0.22	0.72	—	(0.19)	—	(0.19)	14.87	5.07	[3,5,9]	1.05	[7,17]	1.05	[17]	3.44		200	204
12-31-2005	16.20	0.41	[2]	(1.47)	(1.06)	(0.67)	(0.13)	—	(0.80)	14.34	(6.77)[3]		1.06		1.06		2.67		143	327	[11]
12-31-2004[18]	15.29	0.29	[2]	1.21	1.50	(0.59)	—	—	(0.59)	16.20	10.21	[3]	1.05		1.05		1.93		368	174
12-31-2003[18]	13.77	0.39	[2]	1.64	2.03	(0.51)	—	—	(0.51)	15.29	15.25	[3]	1.11		1.11		2.74		64	338
SERIES NAV
06-30-2008[1]	15.16	0.35	[2]	0.24	0.59	(0.09)	—	—	(0.09)	15.66	3.87	[3,4,5]	0.82	[6,7,17]	0.82	[6,17]	4.39	[6]	653	257	[4,8]
12-31-2007	14.91	0.60	[2]	0.78	1.38	(1.13)	—	—	(1.13)	15.16	9.60	[3,5]	0.81	[7,16]	0.81	[16]	4.04		929	325	[8]
12-31-2006	14.34	0.54	[2]	0.22	0.76	—	(0.19)	—	(0.19)	14.91	5.35	[3,5,9]	0.80	[7,17]	0.80	[17]	3.69		733	204
12-31-2005[19]	16.11	0.40	[2]	(1.26)	(0.86)	(0.78)	(0.13)	—	(0.91)	14.34	(5.58)[3,4]		0.80	[6]	0.80	[6]	3.16	[6]	520	327	[11]
High Income
SERIES II
06-30-2008[1]	11.99	0.54	[2]	(1.92)	(1.38)	(0.15)	(0.11)	—	(0.26)	10.35	(11.58)[3,4,5]		0.98	[6,7]	0.98	[6]	9.94	[6]	1	21	[4,8]
12-31-2007[20]	14.13	0.61	[2]	(1.61)	(1.00)	(0.61)	(0.53)	—	(1.14)	11.99	(7.03)[3,4,5]		0.97	[6,7]	0.97	[6]	6.58	[6]	1	73
SERIES NAV
06-30-2008[1]	11.98	0.55	[2]	(1.95)	(1.40)	(0.16)	(0.11)	—	(0.27)	10.31	(11.81)[3,4,5]		0.73	[6,7]	0.73	[6]	9.99	[6]	466	21	[4,8]
12-31-2007	14.24	0.90	[2]	(1.34)	(0.44)	(1.23)	(0.59)	—	(1.82)	11.98	(3.40)[3,5]		0.72	[7]	0.72		6.41		436	73
12-31-2006[20]	12.50	0.60	[2]	1.14	1.74	—	—	—	—	14.24	13.92	[4,5]	0.74	[6,7]	0.74	[6]	6.87	[6]	347	81	[4]

60

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

High Yield
SERIES I
06-30-2008[1]	9.50	0.43	[2]	(0.61)	(0.18)	(0.14)	—	—	(0.14)	9.18	(1.84)[3,4,5]		0.76	[6,7]	0.76	[6]	9.32	[6]	91	39	[4,8]
12-31-2007	10.66	0.82	[2]	(0.64)	0.18	(1.34)	—	—	(1.34)	9.50	1.64	[3,5]	0.75	[7]	0.75		7.86		110	75	[8]
12-31-2006	10.32	0.77	[2]	0.25	1.02	(0.68)	—	—	(0.68)	10.66	10.37	[3,5,9]	0.76	[7]	0.76		7.53		154	90
12-31-2005	10.51	0.76	[2]	(0.40)	0.36	(0.55)	—	—	(0.55)	10.32	3.70	[3]	0.78		0.78		7.41		179	92	[11]
12-31-2004	9.95	0.72	[2]	0.33	1.05	(0.49)	—	—	(0.49)	10.51	11.06	[3]	0.80		0.80		7.28		755	69
12-31-2003	8.50	0.69	[2]	1.28	1.97	(0.52)	—	—	(0.52)	9.95	24.15	[3]	0.82		0.82		7.56		621	75
SERIES II
06-30-2008[1]	9.55	0.42	[2]	(0.60)	(0.18)	(0.14)	—	—	(0.14)	9.23	(1.97)[3,4,5]		0.97	[6,7]	0.96	[6]	9.13	[6]	64	39	[4,8]
12-31-2007	10.70	0.80	[2]	(0.65)	0.15	(1.30)	—	—	(1.30)	9.55	1.36	[3,5]	0.95	[7]	0.95		7.69		76	75	[8]
12-31-2006	10.35	0.75	[2]	0.26	1.01	(0.66)	—	—	(0.66)	10.70	10.24	[3,5,9]	0.96	[7]	0.96		7.33		101	90
12-31-2005	10.45	0.74	[2]	(0.39)	0.35	(0.45)	—	—	(0.45)	10.35	3.56	[3]	0.98		0.98		7.13		109	92	[11]
12-31-2004	9.91	0.69	[2]	0.34	1.03	(0.49)	—	—	(0.49)	10.45	10.85	[3]	1.00		1.00		6.99		691	69
12-31-2003	8.49	0.68	[2]	1.27	1.95	(0.53)	—	—	(0.53)	9.91	23.91	[3]	1.02		1.02		7.38		296	75
SERIES NAV
06-30-2008[1]	9.46	0.43	[2]	(0.60)	(0.17)	(0.15)	—	—	(0.15)	9.14	(1.84)[3,4,5]		0.72	[6,7]	0.71	[6]	9.39	[6]	1,742	39	[4,8]
12-31-2007	10.63	0.83	[2]	(0.65)	0.18	(1.35)	—	—	(1.35)	9.46	1.64	[3,5]	0.70	[7]	0.70		8.07		1,900	75	[8]
12-31-2006	10.29	0.77	[2]	0.25	1.02	(0.68)	—	—	(0.68)	10.63	10.46	[3,5,9]	0.71	[7]	0.71		7.57		1,526	90
12-31-2005[19]	10.63	0.64	[2]	(0.38)	0.26	(0.60)	—	—	(0.60)	10.29	2.70	[3,4]	0.72	[6]	0.72	[6]	7.58	[6]	1,349	92	[11]
Income
SERIES NAV
06-30-2008[1]	12.13	0.33	[2]	(0.88)	(0.55)	(0.09)	—	—	(0.09)	11.49	(4.52)[3,4,5]		0.86	[6,7]	0.86	[6]	5.69	[6]	456	15	[4,8]
12-31-2007[21]	12.50	0.45	[2]	(0.68)	(0.23)	(0.14)	—	—	(0.14)	12.13	(1.85)[3,4,5]		0.86	[6,7]	0.86	[6]	5.38	[6]	380	129	[4]
Investment Quality Bond
SERIES I
06-30-2008[1]	11.30	0.28	[2]	(0.28)	—	(0.10)	—	—	(0.10)	11.20	0.01	[3,4,5]	0.72	[6,7]	0.71	[6]	4.95	[6]	148	46	[4,8]
12-31-2007	11.66	0.59	[2]	0.11	0.70	(1.06)	—	—	(1.06)	11.30	6.21	[3,5]	0.71	[7]	0.71		5.08		164	70
12-31-2006	11.98	0.55	[2]	(0.16)	0.39	(0.71)	—	—	(0.71)	11.66	3.57	[3,5]	0.72	[7]	0.72		4.79		183	28
12-31-2005	12.41	0.61	[2]	(0.34)	0.27	(0.70)	—	—	(0.70)	11.98	2.26	[3]	0.74		0.74		5.08		227	30
12-31-2004	12.58	0.61	[2]	(0.03)	0.58	(0.75)	—	—	(0.75)	12.41	4.81	[3]	0.74		0.74		4.94		362	23
12-31-2003	12.33	0.61	[2]	0.26	0.87	(0.62)	—	—	(0.62)	12.58	7.32	[3]	0.75		0.75		4.93		399	59
SERIES II
06-30-2008[1]	11.29	0.27	[2]	(0.27)	—	(0.10)	—	—	(0.10)	11.19	(0.03)[3,4,5]		0.92	[6,7]	0.91	[6]	4.75	[6]	154	46	[4,8]
12-31-2007	11.64	0.56	[2]	0.10	0.66	(1.01)	—	—	(1.01)	11.29	5.92	[3,5]	0.91	[7]	0.91		4.89		161	70
12-31-2006	11.96	0.53	[2]	(0.16)	0.37	(0.69)	—	—	(0.69)	11.64	3.36	[3,5]	0.92	[7]	0.92		4.60		143	28
12-31-2005	12.37	0.59	[2]	(0.35)	0.24	(0.65)	—	—	(0.65)	11.96	2.03	[3]	0.94		0.94		4.90		90	30
12-31-2004	12.55	0.57	[2]	(0.01)	0.56	(0.74)	—	—	(0.74)	12.37	4.65	[3]	0.94		0.94		4.67		110	23
12-31-2003	12.32	0.57	[2]	0.29	0.86	(0.63)	—	—	(0.63)	12.55	7.24	[3]	0.95		0.95		4.64		85	59
SERIES NAV
06-30-2008[1]	11.27	0.28	[2]	(0.27)	0.01	(0.10)	—	—	(0.10)	11.18	0.11	[3,4,5]	0.67	[6,7]	0.66	[6]	5.02	[6]	139	46	[4,8]
12-31-2007	11.65	0.59	[2]	0.10	0.69	(1.07)	—	—	(1.07)	11.27	6.13	[3,5]	0.66	[7]	0.66		5.13		117	70
12-31-2006	11.97	0.55	[2]	(0.15)	0.40	(0.72)	—	—	(0.72)	11.65	3.65	[3,5]	0.67	[7]	0.67		4.82		96	28
12-31-2005[19]	12.45	0.52	[2]	(0.28)	0.24	(0.72)	—	—	(0.72)	11.97	2.06	[3,4]	0.67	[6]	0.67	[6]	5.14	[6]	59	30

61

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Money Market
SERIES I
06-30-2008[1]	10.00	0.10	[2]	0.01	0.11	(0.11)	—	—	(0.11)	10.00	1.08	[3,4,5]	0.56	[6,7]	0.56	[6]	2.09	[6]	2,768	—
12-31-2007	10.00	0.45	[2]	—	0.45	(0.45)	—	—	(0.45)	10.00	4.56	[3,5]	0.56	[7]	0.55		4.43		2,504	—
12-31-2006	10.00	0.44	[2]	—	0.44	(0.44)	—	—	(0.44)	10.00	4.43	[3,5]	0.56	[7]	0.56		4.36		2,316	—
12-31-2005	10.00	0.26	[2]	—	0.26	(0.26)	—	—	(0.26)	10.00	2.60	[3]	0.56		0.56		2.63		2,113	—
12-31-2004	10.00	0.09	[2]	—	0.09	(0.09)	—	—	(0.09)	10.00	0.90	[3]	0.53		0.53		0.89		2,186	—
12-31-2003	10.00	0.06	[2]	—	0.06	(0.06)	—	—	(0.06)	10.00	0.58	[3]	0.55		0.55		0.59		1,037	—
SERIES II
06-30-2008[1]	10.00	0.09	[2]	0.01	0.10	(0.10)	—	—	(0.10)	10.00	0.98	[3,4,5]	0.76	[6,7]	0.76	[6]	1.84	[6]	787	—
12-31-2007	10.00	0.43	[2]	—	0.43	(0.43)	—	—	(0.43)	10.00	4.35	[3,5]	0.76	[7]	0.75		4.22		487	—
12-31-2006	10.00	0.42	[2]	—	0.42	(0.42)	—	—	(0.42)	10.00	4.23	[3,5]	0.76	[7]	0.76		4.22		339	—
12-31-2005	10.00	0.25	[2]	—	0.25	(0.25)	—	—	(0.25)	10.00	2.50	[3]	0.76		0.76		2.47		231	—
12-31-2004	10.00	0.06	[2]	—	0.06	(0.06)	—	—	(0.06)	10.00	0.60	[3]	0.73		0.73		0.62		186	—
12-31-2003	10.00	0.04	[2]	—	0.04	(0.04)	—	—	(0.04)	10.00	0.38	[3]	0.75		0.75		0.38		183	—
Money Market B
SERIES NAV
06-30-2008[1]	1.00	0.01	[2]	—	0.01	(0.01)	—	—	(0.01)	1.00	1.28	[3,4,5]	0.52	[6,7]	0.28	[6]	2.44	[6]	651	—
12-31-2007	1.00	0.05	[2]	—	0.05	(0.05)	—	—	(0.05)	1.00	4.82	[3,5]	0.51	[7]	0.28		4.67		612	—
12-31-2006	1.00	0.05	[2]	—	0.05	(0.05)	—	—	(0.05)	1.00	4.70	[3,5]	0.51	[7]	0.28		4.61		480	—
12-31-2005[22]	1.00	0.03	[2]	—	0.03	(0.03)	—	—	(0.03)	1.00	2.97	[3,5]	0.50	[7]	0.28		2.91		442	—
12-31-2004[12]	1.00	0.01		—	0.01	(0.01)	—	—	(0.01)	1.00	1.09	[3]	0.33		0.33		1.05		472	—
12-31-2003[12]	1.00	0.01		—	0.01	(0.01)	—	—	(0.01)	1.00	0.95	[3]	0.31		0.31		0.95		682	—
Real Return Bond
SERIES I
06-30-2008[1]	13.54	0.28	[2]	0.25	0.53	(0.08)	(0.33)	—	(0.41)	13.66	3.94	[3,4,5]	0.81	[6,7]	0.81	[6]	4.06	[6]	12	580	[4,8]
12-31-2007	12.99	0.70	[2]	0.76	1.46	(0.91)	—	—	(0.91)	13.54	11.49	[3,5]	0.80	[7,17]	0.79	[17]	5.31		10	911	[8]
12-31-2006	13.55	0.54	[2]	(0.52)	0.02	(0.33)	(0.25)	—	(0.58)	12.99	0.23	[3,5]	0.82	[7,17]	0.82	[17]	4.09		5	989
12-31-2005	14.00	0.27	[2]	(0.08)	0.19	—	(0.64)	—	(0.64)	13.55	1.44	[3]	0.81		0.81		1.93		4	1,239
12-31-2004	13.11	0.09	[2]	1.08	1.17	(0.06)	(0.22)	—	(0.28)	14.00	9.06	[3]	0.82		0.82		0.68		196	1,151
12-31-2003[23]	12.50	0.08	[2]	0.53	0.61	—	—	—	—	13.11	4.88	[3,4]	0.83	[6]	0.83	[6]	1.00	[6]	137	574	[4]
SERIES II
06-30-2008[1]	13.45	0.26	[2]	0.25	0.51	(0.07)	(0.33)	—	(0.40)	13.56	3.86	[3,4,5]	1.01	[6,7]	1.01	[6]	3.89	[6]	114	580	[4,8]
12-31-2007	12.88	0.67	[2]	0.76	1.43	(0.86)	—	—	(0.86)	13.45	11.35	[3,5]	1.00	[7,17]	0.99	[17]	5.13		100	911	[8]
12-31-2006	13.45	0.50	[2]	(0.51)	(0.01)	(0.31)	(0.25)	—	(0.56)	12.88	(0.04)[3,5]		1.02	[7,17]	1.02	[17]	3.84		108	989
12-31-2005	13.95	0.29	[2]	(0.13)	0.16	(0.02)	(0.64)	—	(0.66)	13.45	1.21	[3]	1.02		1.02		2.14		145	1,239
12-31-2004	13.10	0.06	[2]	1.07	1.13	(0.06)	(0.22)	—	(0.28)	13.95	8.73	[3]	1.02		1.02		0.50		343	1,151
12-31-2003[23]	12.50	0.06	[2]	0.54	0.60	—	—	—	—	13.10	4.80	[3,4]	1.03	[6]	1.03	[6]	0.67	[6]	142	574	[4]
SERIES NAV
06-30-2008[1]	13.42	0.28	[2]	0.25	0.53	(0.08)	(0.33)	—	(0.41)	13.54	3.98	[3,4,5]	0.76	[6,7]	0.76	[6]	4.15	[6]	1,027	580	[4,8]
12-31-2007	12.88	0.70	[2]	0.76	1.46	(0.92)	—	—	(0.92)	13.42	11.61	[3,5]	0.75	[7,17]	0.74	[17]	5.38		1,112	911	[8]
12-31-2006	13.45	0.54	[2]	(0.52)	0.02	(0.34)	(0.25)	—	(0.59)	12.88	0.20	[3,5]	0.77	[7,17]	0.77	[17]	4.15		872	989
12-31-2005[23]	13.93	0.31	[2]	(0.05)	0.26	(0.10)	(0.64)	—	(0.74)	13.45	1.95	[3,4]	0.76	[6]	0.76	[6]	2.70	[6]	542	1,239

62

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Short-Term Bond
SERIES NAV
06-30-2008[1]	9.44	0.24	[2]	(0.37)	(0.13)	—	—		—	—	9.31	(1.38)[3,4,5]		0.64	[6,7]	0.63	[6]	5.15	[6]	222	30	[4,8]
12-31-2007	10.08	0.45	[2]	(0.12)	0.33	(0.93)	—		(0.04)	(0.97)	9.44	3.35	[3,5]	0.60	[7]	0.60		4.55		244	60
12-31-2006	9.98	0.41	[2]	0.03	0.44	(0.34)	—		—	(0.34)	10.08	4.55	[3,5,9]	0.62	[7]	0.62		4.15		297	99
12-31-2005[24]	9.93	0.31	[2]	(0.11)	0.20	(0.15)	—		—	(0.15)	9.98	2.07	[3]	0.72		0.72		3.08		207	36
12-31-2004[12]	10.13	0.30		(0.15)	0.15	(0.30)	—		(0.05)	(0.35)	9.93	1.42	[3]	0.69		0.69		2.96		253	39
12-31-2003[12,25]	10.23	0.37		(0.10)	0.27	(0.35)	—	[26]	(0.02)	(0.37)	10.13	2.76	[3]	0.67		0.67		3.68		260	59
Spectrum Income
SERIES NAV
06-30-2008[1]	13.31	0.30	[2]	(0.47)	(0.17)	(0.10)	(0.06)		—	(0.16)	12.98	(1.28)[3,4,5]		0.86	[6,7,17]	0.84	[6,17]	4.61	[6]	1,128	33	[4,8]
12-31-2007	13.63	0.61	[2]	0.17	0.78	(0.95)	(0.15)		—	(1.10)	13.31	5.88	[3,5]	0.88	[7]	0.86		4.48		1,083	83	[8]
12-31-2006	12.71	0.55	[2]	0.45	1.00	(0.08)	—	[26]	—	(0.08)	13.63	7.90	[3,5]	0.93	[7]	0.92		4.19		867	75
12-31-2005[27]	12.50	0.09	[2]	0.12	0.21	—	—		—	—	12.71	1.68	[4,5]	0.77	[6,7]	0.75	[6]	3.84	[6]	551	21	[4]
Strategic Bond
SERIES I
06-30-2008[1]	10.91	0.38	[2]	(0.76)	(0.38)	(0.16)	—		—	(0.16)	10.37	(3.56)[3,4,5]		0.81	[6,7]	0.80	[6]	7.03	[6]	123	115	[4,8]
12-31-2007	12.01	0.66	[2]	(0.66)	— [26]	(1.10)	—		—	(1.10)	10.91	(0.07)[3,5]		0.79	[7]	0.79		5.71		147	83	[8]
12-31-2006	12.03	0.61	[2]	0.17	0.78	(0.80)	—		—	(0.80)	12.01	6.97	[3,5]	0.80	[7]	0.80		5.26		170	141
12-31-2005	12.05	0.52	[2]	(0.21)	0.31	(0.33)	—		—	(0.33)	12.03	2.70	[3]	0.81		0.81		4.35		188	59
12-31-2004	11.73	0.45	[2]	0.31	0.76	(0.44)	—		—	(0.44)	12.05	6.66	[3]	0.83		0.83		3.88		539	52
12-31-2003	10.89	0.56	[2]	0.82	1.38	(0.54)	—		—	(0.54)	11.73	13.11	[3]	0.86		0.86		4.96		456	80
SERIES II
06-30-2008[1]	10.91	0.37	[2]	(0.76)	(0.39)	(0.15)	—		—	(0.15)	10.37	(3.59)[3,4,5]		1.01	[6,7]	1.00	[6]	6.83	[6]	81	115	[4,8]
12-31-2007	12.00	0.64	[2]	(0.67)	(0.03)	(1.06)	—		—	(1.06)	10.91	(0.35)[3,5]		0.99	[7]	0.99		5.51		99	83	[8]
12-31-2006	12.01	0.59	[2]	0.18	0.77	(0.78)	—		—	(0.78)	12.00	6.86	[3,5]	1.00	[7]	1.00		5.07		111	141
12-31-2005	11.98	0.49	[2]	(0.20)	0.29	(0.26)	—		—	(0.26)	12.01	2.44	[3]	1.01		1.01		4.09		114	59
12-31-2004	11.69	0.42	[2]	0.30	0.72	(0.43)	—		—	(0.43)	11.98	6.39	[3]	1.03		1.03		3.63		407	52
12-31-2003	10.88	0.51	[2]	0.85	1.36	(0.55)	—		—	(0.55)	11.69	12.93	[3]	1.06		1.06		4.56		151	80
SERIES NAV
06-30-2008[1]	10.88	0.38	[2]	(0.76)	(0.38)	(0.16)	—		—	(0.16)	10.34	(3.65)[3,4,5]		0.76	[6,7]	0.76	[6]	7.13	[6]	482	115	[4,8]
12-31-2007	11.98	0.67	[2]	(0.66)	0.01	(1.11)	—		—	(1.11)	10.88	0.03	[3,5]	0.74	[7]	0.74		5.79		466	83	[8]
12-31-2006	12.00	0.61	[2]	0.18	0.79	(0.81)	—		—	(0.81)	11.98	7.05	[3,5]	0.75	[7]	0.75		5.24		335	141
12-31-2005[19]	12.11	0.46	[2]	(0.20)	0.26	(0.37)	—		—	(0.37)	12.00	2.25	[3,4]	0.74	[6]	0.74	[6]	4.55	[6]	401	59

63

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Strategic Income
SERIES I
06-30-2008[1]	13.73	0.41	[2]	(0.29)	0.12	(0.43)	—	—	(0.43)	13.42	0.86	[3,4,5]	0.82	[6,7]	0.81	[6]	6.09	[6]	17		21	[4,8]
12-31-2007	13.24	0.77	[2]	0.01	0.78	(0.29)	—	—	(0.29)	13.73	5.87	[3,5]	0.83	[7]	0.83		5.62		14		80	[8]
12-31-2006	13.15	0.59	[2]	(0.05)	0.54	(0.45)	— [26]	—	(0.45)	13.24	4.13	[3,5]	0.90	[7]	0.90		4.42		10		125
12-31-2005	13.41	0.45	[2]	(0.17)	0.28	(0.51)	(0.03)	—	(0.54)	13.15	2.13	[3]	1.07		1.07		3.30		11		33
12-31-2004[28]	12.50	0.25	[2]	0.87	1.12	(0.21)	—	—	(0.21)	13.41	8.93	[3,4]	1.24	[6]	1.24	[6]	2.95	[6]	6		24	[4]
SERIES II
06-30-2008[1]	13.74	0.40	[2]	(0.28)	0.12	(0.43)	—	—	(0.43)	13.43	0.82	[3,4,5]	1.01	[6,7]	1.01	[6]	5.82	[6]	15		21	[4,8]
12-31-2007	13.27	0.73	[2]	—	0.73	(0.26)	—	—	(0.26)	13.74	5.54	[3,5]	1.03	[7]	1.03		5.37		17		80	[8]
12-31-2006	13.15	0.56	[2]	(0.05)	0.51	(0.39)	— [26]	—	(0.39)	13.27	3.95	[3,5]	1.10	[7]	1.10		4.22		20		125
12-31-2005	13.41	0.42	[2]	(0.16)	0.26	(0.49)	(0.03)	—	(0.52)	13.15	1.92	[3]	1.27		1.27		3.09		22		33
12-31-2004[28]	12.50	0.23	[2]	0.88	1.11	(0.20)	—	—	(0.20)	13.41	8.87	[3,4]	1.44	[6]	1.44	[6]	2.67	[6]	13		24	[4]
SERIES NAV
06-30-2008[1]	13.71	0.41	[2]	(0.28)	0.13	(0.43)	—	—	(0.43)	13.41	0.94	[3,4,5]	0.77	[6,7]	0.76	[6]	6.11	[6]	486		21	[4,8]
12-31-2007	13.23	0.77	[2]	—	0.77	(0.29)	—	—	(0.29)	13.71	5.84	[3,5]	0.78	[7]	0.78		5.65		463		80	[8]
12-31-2006	13.15	0.60	[2]	(0.06)	0.54	(0.46)	— [26]	—	(0.46)	13.23	4.15	[3,5]	0.80	[7]	0.80		4.56		335		125
12-31-2005[28]	13.33	0.29	[2]	0.07	0.36	(0.51)	(0.03)	—	(0.54)	13.15	2.75	[3,4]	1.03	[6]	1.03	[6]	2.96	[6]	—	[14]	33
Total Return
SERIES I
06-30-2008[1]	13.92	0.29	[2]	(0.08)	0.21	(0.22)	(0.15)	—	(0.37)	13.76	1.39	[3,4,5]	0.80	[6,7]	0.79	[6]	4.15	[6]	353		62	[4,8]
12-31-2007	13.83	0.64	[2]	0.51	1.15	(1.06)	—	—	(1.06)	13.92	8.57	[3,5]	0.81	[7,16,17]	0.81	[16,17]	4.67		339		196	[8]
12-31-2006	13.81	0.57	[2]	(0.08)	0.49	(0.47)	—	—	(0.47)	13.83	3.67	[3,5]	0.81	[7]	0.81		4.21		368		254
12-31-2005	14.17	0.44	[2]	(0.11)	0.33	(0.34)	(0.35)	—	(0.69)	13.81	2.40	[3]	0.82		0.82		3.18		438		409	[11]
12-31-2004[29]	14.21	0.27	[2]	0.40	0.67	(0.54)	(0.17)	—	(0.71)	14.17	4.96	[3]	0.80		0.80		1.93		903		251
12-31-2003[29]	14.43	0.35	[2]	0.35	0.70	(0.77)	(0.15)	—	(0.92)	14.21	5.02	[3]	0.82		0.82		2.48		1,036		285
SERIES II
06-30-2008[1]	13.90	0.28	[2]	(0.09)	0.19	(0.21)	(0.15)	—	(0.36)	13.73	1.28	[3,4,5]	1.00	[6,7]	0.99	[6]	3.94	[6]	260		62	[4,8]
12-31-2007	13.79	0.61	[2]	0.51	1.12	(1.01)	—	—	(1.01)	13.90	8.36	[3,5]	1.01	[7,16,17]	1.01	[16,17]	4.47		236		196	[8]
12-31-2006	13.78	0.54	[2]	(0.09)	0.45	(0.44)	—	—	(0.44)	13.79	3.42	[3,5]	1.01	[7]	1.01		4.01		248		254
12-31-2005	14.11	0.41	[2]	(0.10)	0.31	(0.29)	(0.35)	—	(0.64)	13.78	2.25	[3]	1.01		1.01		2.92		286		409	[11]
12-31-2004[29]	14.17	0.23	[2]	0.41	0.64	(0.53)	(0.17)	—	(0.70)	14.11	4.71	[3]	1.00		1.00		1.69		620		251
12-31-2003[29]	14.42	0.31	[2]	0.37	0.68	(0.78)	(0.15)	—	(0.93)	14.17	4.87	[3]	1.02		1.02		2.15		491		285
SERIES NAV
06-30-2008[1]	13.88	0.29	[2]	(0.08)	0.21	(0.22)	(0.15)	—	(0.37)	13.72	1.47	[3,4,5]	0.75	[6,7]	0.74	[6]	4.20	[6]	1,751		62	[4,8]
12-31-2007	13.80	0.64	[2]	0.51	1.15	(1.07)	—	—	(1.07)	13.88	8.61	[3,5]	0.76	[7,16,17]	0.76	[16,17]	4.73		1,704		196	[8]
12-31-2006	13.79	0.58	[2]	(0.09)	0.49	(0.48)	—	—	(0.48)	13.80	3.66	[3,5]	0.76	[7]	0.76		4.27		1,319		254
12-31-2005[19]	14.16	0.43	[2]	(0.08)	0.35	(0.37)	(0.35)	—	(0.72)	13.79	2.56	[3,4]	0.76	[6]	0.76	[6]	3.71	[6]	834		409	[11]

64

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

U.S. Government Securities
SERIES I
06-30-2008[1]	12.83	0.21	[2]	(0.50)	(0.29)	(0.08)	—	—	(0.08)	12.46	(2.31)[3,4,5]		0.74	[6,7]	0.74	[6]	3.34	[6]	146		134	[4,8]
12-31-2007	13.53	0.59	[2]	(0.17)	0.42	(1.12)	—	—	(1.12)	12.83	3.15	[3,5]	0.73	[7]	0.73		4.47		163		108	[8]
12-31-2006	13.64	0.56	[2]	0.01 [30]	0.57	(0.68)	—	—	(0.68)	13.53	4.39	[3,5]	0.75	[7]	0.75		4.20		181		57
12-31-2005	13.93	0.37	[2]	(0.16)	0.21	(0.24)	(0.26)	—	(0.50)	13.64	1.58	[3]	0.74		0.74		2.74		218		26
12-31-2004	14.01	0.24	[2]	0.15	0.39	(0.28)	(0.19)	—	(0.47)	13.93	2.89	[3]	0.74		0.74		1.76		471		77
12-31-2003	14.22	0.21	[2]	0.03	0.24	(0.45)	—	—	(0.45)	14.01	1.73	[3]	0.73		0.73		1.52		525		97
SERIES II
06-30-2008[1]	12.84	0.20	[2]	(0.50)	(0.30)	(0.07)	—	—	(0.07)	12.47	(2.34)[3,4,5]		0.94	[6,7]	0.94	[6]	3.13	[6]	78		134	[4,8]
12-31-2007	13.52	0.57	[2]	(0.18)	0.39	(1.07)	—	—	(1.07)	12.84	2.93	[3,5]	0.93	[7]	0.93		4.26		81		108	[8]
12-31-2006	13.63	0.53	[2]	0.01 [30]	0.54	(0.65)	—	—	(0.65)	13.52	4.19	[3,5]	0.95	[7]	0.95		4.00		85		57
12-31-2005	13.88	0.35	[2]	(0.15)	0.20	(0.19)	(0.26)	—	(0.45)	13.63	1.45	[3]	0.94		0.94		2.53		103		26
12-31-2004	13.97	0.21	[2]	0.15	0.36	(0.26)	(0.19)	—	(0.45)	13.88	2.70	[3]	0.94		0.94		1.56		264		77
12-31-2003	14.21	0.18	[2]	0.04	0.22	(0.46)	—	—	(0.46)	13.97	1.59	[3]	0.93		0.93		1.28		208		97
SERIES NAV
06-30-2008[1]	12.79	0.21	[2]	(0.49)	(0.28)	(0.08)	—	—	(0.08)	12.43	(2.23)[3,4,5]		0.69	[6,7]	0.69	[6]	3.35	[6]	119		134	[4,8]
12-31-2007	13.49	0.60	[2]	(0.17)	0.43	(1.13)	—	—	(1.13)	12.79	3.25	[3,5]	0.68	[7]	0.68		4.50		102		108	[8]
12-31-2006	13.61	0.57	[2]	— [26,30]	0.57	(0.69)	—	—	(0.69)	13.49	4.39	[3,5]	0.70	[7]	0.70		4.29		116		57
12-31-2005[19]	13.90	0.33	[2]	(0.08)	0.25	(0.28)	(0.26)	—	(0.54)	13.61	1.82	[3,4]	0.67	[6]	0.67	[6]	2.90	[6]	96		26
U.S. High Yield Bond
SERIES I
06-30-2008[1]	12.49	0.46	[2]	(0.53)	(0.07)	(0.16)	—	—	(0.16)	12.26	(0.56)[3,4,5]		0.83	[6,7]	0.83	[6]	7.52	[6]	1		29	[4,8]
12-31-2007	13.52	0.96	[2]	(0.58)	0.38	(1.41)	—	—	(1.41)	12.49	2.87	[3,5]	0.83	[7]	0.82		7.27		1		84
12-31-2006	13.01	0.92	[2]	0.28	1.20	(0.69)	—	—	(0.69)	13.52	9.58	[3,5]	0.80	[7]	0.80		7.11		1		118
12-31-2005[15]	12.50	0.61	[2]	(0.10)	0.51	—	—	—	—	13.01	4.08	[4]	0.87	[6]	0.87	[6]	7.35	[6]	—	[14]	134	[4]
SERIES II
06-30-2008[1]	12.52	0.45	[2]	(0.53)	(0.08)	(0.15)	—	—	(0.15)	12.29	(0.68)[3,4,5]		1.03	[6,7]	1.03	[6]	7.35	[6]	2		29	[4,8]
12-31-2007	13.52	0.94	[2]	(0.58)	0.36	(1.36)	—	—	(1.36)	12.52	2.69	[3,5]	1.03	[7]	1.02		7.07		2		84
12-31-2006	13.00	0.90	[2]	0.29	1.19	(0.67)	—	—	(0.67)	13.52	9.46	[3,5]	1.04	[7]	1.04		6.94		3		118
12-31-2005[15]	12.50	0.57	[2]	(0.07)	0.50	—	—	—	—	13.00	4.00	[4]	1.06	[6]	1.06	[6]	6.48	[6]	1		134	[4]
SERIES NAV
06-30-2008[1]	12.50	0.46	[2]	(0.52)	(0.06)	(0.16)	—	—	(0.16)	12.28	(0.47)[3,4,5]		0.78	[6,7]	0.78	[6]	7.58	[6]	547		29	[4,8]
12-31-2007	13.53	0.97	[2]	(0.58)	0.39	(1.42)	—	—	(1.42)	12.50	2.92	[3,5]	0.78	[7]	0.77		7.33		443		84
12-31-2006	13.02	0.93	[2]	0.27	1.20	(0.69)	—	—	(0.69)	13.53	9.62	[3,5]	0.79	[7]	0.79		7.17		348		118
12-31-2005[15]	12.50	0.51	[2]	0.01	0.52	—	—	—	—	13.02	4.16	[4]	0.83	[6]	0.83	[6]	5.83	[6]	147		134	[4]

65

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

1	Unaudited.
2	Based on the average of the shares outstanding.
3	Assumes dividend reinvestment.
4	Not annualized.
5	Total returns would have been lower had certain expenses not been reduced during the periods shown.
6	Annualized.
7	Does not take into consideration expense reductions during the periods shown.
8	The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows:

Portfolio	6/30/2008	12/31/2007	Portfolio	6/30/2008	12/31/2007
Active Bond	145%	284%	Real Return Bond	633%	1,017%
Core Bond	464%	621%	Short-Term Bond Trust	30%	—
Floating Rate Income	7%	—	Spectrum Income	59%	117%
Global Bond	372%	877%	Strategic Bond	175%	463%
High Income	21%	—	Strategic Income	26%	86%
High Yield	39%	75%	Total Return	193%	286%
Income	15%	—	U.S. Government Securities	261%	775%
Investment Quality Bond	46%	—	U.S. High Yield Bond Trust	29%	—

Prior to year 2006 exclude the effect of TBA transactions.

9	John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
10	Series I and Series II shares began operations on 4-29-05.
11	Excludes merger activity.
12	Audited by previous Independent Registered Public Accounting Firm.
13
Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust l (“VST”) Active Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Active Bond Trust. Additionally, the accounting and performance history of the former VST Active Bond Fund Series NAV was redesignated as that of Series NAV shares of Active Bond Trust.

14	Less than $500,000.
15	Series I, Series II and Series NAV shares began operations on 4-29-05.
16	Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratios was less than 0.01%.
17	Includes interest expense on securities sold short. Excluding interest expense the expense ratios for the period ended would have been as follows:

Portfolio	6/30/2008		12/31/2007		12/31/2006
	Ratio of gross expenses to average net assets	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net expenses to average net assets
Global Bond
Series I	0.87%	0.87%	—	—	0.85%	0.85%
Series II	1.07%	1.07%	—	—	1.05%	1.05%
Series NAV	0.82%	0.82%	—	—	0.80%	0.80%
Real Return Bond
Series I	—	—	0.80%	0.79%	0.82%	0.82%
Series II	—	—	0.99%	0.99%	1.02%	1.02%
Series NAV	—	—	0.75%	0.74%	0.77%	0.77%
Spectrum Income
Series NAV	0.86%	0.84%	—	—	—	—
Total Return
Series I	—	—	0.80%	0.80%	—	—
Series II	—	—	1.00%	1.00%	—	—
Series NAV	—	—	0.75%	0.75%	—	—

18
As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase the net investment income per share by $0.04 for Series I and $0.05 for Series II, and the net investment income ratio by 0.51% for Series I and 0.68% for Series II for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of $0.05 for Series I and $0.06 for Series II, and to the net investment income ratio of 0.35% for Series I and 0.41% for Series II for the year ended 12-31-03.

19	Series NAV shares began operations on 2-28-05.
20	Series II and Series NAV shares began operations on 5-1-07 and 4-28-06, respectively.
21	Series NAV shares began operations on 5-1-07.
22
Effective 4-29-05, shareholders of the former VST Money Market Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Money Market B. Additionally, the accounting and performance history of the former VST Money Market Fund Series NAV was redesignated as that of Series NAV shares of Money Market B.

23	Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.
24
Effective 4-29-05, shareholders of the former VST Short-Term Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Short-Term Bond Trust. Additionally, the accounting and performance history of the former VST Short-Term Bond Fund Series NAV was redesignated as that of Series NAV shares of Short-Term Bond Trust.

25	Certain amounts have been reclassified to permit comparison.
26	Less than $0.01 per share.
27	Series NAV shares began operations on 10-24-05.
28	Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 4-29-05, respectively.
29
As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase (decrease) the net investment income per share by less than ($0.01) for Series I and Series II, and the net investment income ratio by less than (0.01%) for Series I and Series II for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of less than $0.01 for Series I and Series II, and to the net investment income ratio of less than 0.01% for Series I and Series II for the year ended 12-31-03.

30	Series NAV shares began operations on 1-2-08.

66

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION OF THE TRUST The John Hancock Trust (the Trust or JHT) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several Portfolios, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers one hundred and five separate investment Portfolios, eighteen of which are fixed income oriented and are as follows: Active Bond, Core Bond, Floating Rate Income, Global Bond, High Income, High Yield, Income, Investment Quality Bond, Money Market, Money Market B, Real Return Bond, Short-Term Bond, Spectrum Income, Strategic Bond, Strategic Income, Total Return, U.S. Government Securities and U.S. High Yield Bond (collectively, Portfolios). Each of the Portfolios, with the exception of Global Bond and Real Return Bond, is diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and, in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company (U.S.A.) (John Hancock USA) and to Separate Accounts A and B and, in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York (John Hancock New York). In addition, shares of the Portfolios are also offered to separate accounts U, JH, S and I issued by John Hancock Variable Life Insurance Company (JHVLICO) and to separate accounts U, V, UV and H issued by John Hancock Life Insurance Company (JHLICO). Series NAV shares are also offered to the Lifestyle Trust. The Lifestyle Portfolios are offered by the John Hancock Trust and operate as a “fund of funds,” investing in Series NAV shares of the underlying funds of the Trust and in other permitted investments. John Hancock New York is a wholly owned subsidiary of John Hancock USA. John Hancock USA, John Hancock New York, JHVLICO and JHLICO are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (JHIMS or the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Distributors, LLC (JHD or the Distributor), an affiliate of the Adviser, serves as principal underwriter of the variable contracts issued by John Hancock USA and John Hancock New York, JHLICO and JHVLICO.

The Portfolios described in this Semiannual Report offer three classes of shares as follows:

PORTFOLIO	SERIES I	SERIES II	SERIES NAV
Active Bond	•	•	•
Core Bond	•	•	•
Floating Rate Income			•
Global Bond	•	•	•
High Income		•	•
High Yield	•	•	•
Income			•
Investment Quality Bond	•	•	•
Money Market	•	•
Money Market B			•
Real Return Bond	•	•	•
Short-Term Bond			•
Spectrum Income			•
Strategic Bond	•	•	•
Strategic Income	•	•	•
Total Return	•	•	•
U.S. Government Securities	•	•	•
U.S. High Yield Bond	•	•	•

Series I, Series II and Series NAV shares represent an interest in the same portfolio of investments of each respective Portfolio and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Effective January 2, 2008, Floating Rate Income Trust commenced operations.

2.  SIGNIFICANT ACCOUNTING POLICIES In the preparation of the financial statements, the Portfolios follow the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security Valuation  The net asset value of the shares of each Portfolio is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of the John Hancock Advisers, LLC (JHA), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. All other securities held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities sold short are valued at the closing asking price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

67

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Portfolio’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Portfolio is calculating the net asset value. In view of these factors, it is likely that Portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Portfolios that invest in securities in foreign markets that close prior to the NYSE, the Portfolios will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that track foreign markets in which Portfolios have significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for all Portfolios that invest in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of such Portfolios will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of a Portfolio’s shares reflects the value of the Portfolio’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Portfolio at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

The Portfolios adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Portfolios’ fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of hierarchy are described below:

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

•	Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolios’ own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ net assets as of June 30, 2008. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Active Bond			Core Bond
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$107,038,175	—	Level 1 — Quoted Prices	—	—
Level 2 — Other Significant Observable Inputs	2,574,306,728	($640,610)	Level 2 — Other Significant Observable Inputs	$330,380,690	—
Level 3 — Significant Unobservable Inputs	81,313,956	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$2,762,658,859	($640,610)	Total	$330,380,690	—
Floating Rate Income			Global Bond
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	—	—	Level 1 — Quoted Prices	$2,512,985	($2,857,215)
Level 2 — Other Significant Observable Inputs	$563,338,821	—	Level 2 — Other Significant Observable Inputs	1,314,506,731	(5,056,653)
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	40,465,533	—
Total	$563,338,821	—	Total	$1,357,539,249	($7,913,868)
High Income			High Yield
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$42,148,065	—	Level 1 — Quoted Prices	$69,469,074	—
Level 2 — Other Significant Observable Inputs	388,623,688	($15,919)	Level 2 — Other Significant Observable Inputs	1,841,906,410	($33,787)
Level 3 — Significant Unobservable Inputs	33,192,264	—	Level 3 — Significant Unobservable Inputs	7,613,592	—
Total	$463,964,017	($15,919)	Total	$1,918,989,076	($33,787)

68

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Income			Investment Quality Bond
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$196,654,404	—	Level 1 — Quoted Prices	—	$267,640
Level 2 — Other Significant Observable Inputs	262,461,892	—	Level 2 — Other Significant Observable Inputs	$433,778,814	(7,896)
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	515,764	—
Total	$459,116,296	—	Total	$434,294,578	$259,744
Money Market			Money Market B
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	—	—	Level 1 — Quoted Prices	—	—
Level 2 — Other Significant Observable Inputs	$3,552,781,828	—	Level 2 — Other Significant Observable Inputs	$649,897,957	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$3,552,781,828	—	Total	$649,897,957	—
Real Return Bond			Short-Term Bond
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$1,468,509	($1,267,658)	Level 1 — Quoted Prices	—	—
Level 2 — Other Significant Observable Inputs	1,962,038,501	(8,501,873)	Level 2 — Other Significant Observable Inputs	$204,890,793	—
Level 3 — Significant Unobservable Inputs	2,363,566	—	Level 3 — Significant Unobservable Inputs	15,132,827	—
Total	$1,965,870,576	($9,769,531)	Total	$220,023,620	—
Spectrum Income			Strategic Bond
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$169,670,199	($9,881)	Level 1 — Quoted Prices	$16,782,611	($3,992,017)
Level 2 — Other Significant Observable Inputs	985,549,822	(1,299,897)	Level 2 — Other Significant Observable Inputs	777,391,111	(12,007)
Level 3 — Significant Unobservable Inputs	2,046,128	—	Level 3 — Significant Unobservable Inputs	16,396,385	—
Total	$1,157,266,149	($1,309,778)	Total	$810,570,107	($4,004,024)
Strategic Income			Total Return
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$1,845,540	($526,489)	Level 1 — Quoted Prices	$9,764,016	$7,261,084
Level 2 — Other Significant Observable Inputs	498,318,120	(1,015,482)	Level 2 — Other Significant Observable Inputs	2,543,512,655	(13,915,716)
Level 3 — Significant Unobservable Inputs	9,258,870	—	Level 3 — Significant Unobservable Inputs	1,398,925	—
Total	$509,422,530	($1,541,971)	Total	$2,554,675,596	($6,654,632)
U.S. Government Securities			U.S. High Yield Bond
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$1,621,721	($494,660)	Level 1 — Quoted Prices	$6,425,162	—
Level 2 — Other Significant Observable Inputs	487,829,318	—	Level 2 — Other Significant Observable Inputs	543,326,530	—
Level 3 — Significant Unobservable Inputs	7,377,665	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$496,828,704	($494,660)	Total	$549,751,692	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Active Bond			Global Bond
	Investments in Securities	Other Financial Instruments		Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$115,272,022	—	Balance as of 12/31/07	$23,310,562	—
Accrued discounts/premiums	75,929	—	Accrued discounts/premiums	5,684	—
Realized gain (loss)	32,933	—	Realized gain (loss)	716	—
Change in unrealized appreciation (depreciation)	(16,994,818)	—	Change in unrealized appreciation (depreciation)	(141,020)	—
Net purchases (sales)	2,029,579	—	Net purchases (sales)	25,619,515	—
Transfers in and/or out of Level 3	(19,101,689)	—	Transfers in and/or out of Level 3	(8,329,924)	—
Balance as of 6/30/08	$81,313,956	—	Balance as of 6/30/08	$40,465,533	—

69

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

High Income			High Yield
	Investments in Securities	Other Financial Instruments		Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$30,656,750	—	Balance as of 12/31/07	$1,531,721	—
Accrued discounts/premiums	104,959	—	Accrued discounts/premiums	(32,496)	—
Realized gain (loss)	(41,267)	—	Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(7,161,520)	—	Change in unrealized appreciation (depreciation)	(61,532)	—
Net purchases (sales)	5,697,597	—	Net purchases (sales)	2,560,017	—
Transfers in and/or out of Level 3	3,935,745	—	Transfers in and/or out of Level 3	3,615,882	—
Balance as of 6/30/08	$33,192,264	—	Balance as of 6/30/08	$7,613,592	—
Investment Quality Bond			Real Return Bond
	Investments in Securities	Other Financial Instruments		Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	—	—	Balance as of 12/31/07	$31,534,062	—
Accrued discounts/premiums	$40	—	Accrued discounts/premiums	—	—
Realized gain (loss)	—	—	Realized gain (loss)	2,735,450	—
Change in unrealized appreciation (depreciation)	(34,886)	—	Change in unrealized appreciation (depreciation)	(1,357,307)	—
Net purchases (sales)	—	—	Net purchases (sales)	(14,789,561)	—
Transfers in and/or out of Level 3	550,610	—	Transfers in and/or out of Level 3	(15,759,078)	—
Balance as of 6/30/08	$515,764	—	Balance as of 6/30/08	$2,363,566	—
Short-Term Bond			Spectrum Income
	Investments in Securities	Other Financial Instruments		Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$20,993,294	—	Balance as of 12/31/07	$503,732	—
Accrued discounts/premiums	3,188	—	Accrued discounts/premiums	—	—
Realized gain (loss)	4,543	—	Realized gain (loss)	4,586	—
Change in unrealized appreciation (depreciation)	(3,411,328)	—	Change in unrealized appreciation (depreciation)	(404,002)	—
Net purchases (sales)	401,121	—	Net purchases (sales)	1,941,812	—
Transfers in and/or out of Level 3	(2,857,991)	—	Transfers in and/or out of Level 3	—	—
Balance as of 6/30/08	$15,132,827	—	Balance as of 6/30/08	$2,046,128	—
Strategic Bond			Strategic Income
	Investments in Securities	Other Financial Instruments		Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$19,186,503	—	Balance as of 12/31/07	$14,252,563	—
Accrued discounts/premiums	2,296	—	Accrued discounts/premiums	18	—
Realized gain (loss)	5,259	—	Realized gain (loss)	6,390	—
Change in unrealized appreciation (depreciation)	(1,394,109)	—	Change in unrealized appreciation (depreciation)	(505,194)	—
Net purchases (sales)	(923,341)	—	Net purchases (sales)	(2,016,547)	—
Transfers in and/or out of Level 3	(480,223)	—	Transfers in and/or out of Level 3	(2,478,360)	—
Balance as of 6/30/08	$16,396,385	—	Balance as of 6/30/08	$9,258,870	—
Total Return			U.S. Government Securities
	Investments in Securities	Other Financial Instruments		Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$8,005,137	—	Balance as of 12/31/07	$12,245,746	—
Accrued discounts/premiums	—	—	Accrued discounts/premiums	—	—
Realized gain (loss)	—	—	Realized gain (loss)	2,770	—
Change in unrealized appreciation (depreciation)	(1,075)	—	Change in unrealized appreciation (depreciation)	(974,799)	—
Net purchases (sales)	1,400,000	—	Net purchases (sales)	(734,361)	—
Transfers in and/or out of Level 3	(8,005,137)	—	Transfers in and/or out of Level 3	(3,161,691)	—
Balance as of 6/30/08	$1,398,925	—	Balance as of 6/30/08	$7,377,665	—

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Investment Risk  Certain Portfolios of the Trust may invest a portion of their assets in securities of issuers that hold mortgage securities including sub-prime mortgage securities. The value of these securities is sensitive to change in economic conditions including delinquencies and/or defaults and may be adversely affected by shifts to the markets perception of the issuers and changes in interest rates.

70

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Investing in High Yield Securities   Investing in high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as ”junk bonds.“ Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. The Fund may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Guarantees and Indemnifications  Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Repurchase Agreements  Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

Foreign Currency Transactions  The books and records of the Portfolios are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Certain Portfolios invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than Portfolios that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay a Portfolio from taking money out of the country or may impose additional taxes on money removed from the country.

Security Transactions and Related Investment Income  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Portfolio becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

From time to time, certain of the Portfolios may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Portfolios use the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Allocations of Income and Expenses  All income, expenses (except class-specific expenses), and realized and unrealized gain/loss are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expenses not directly attributable to a particular Portfolio or share class are allocated based on the relative share of net assets of each Portfolio or share at the time the expense was incurred. Class-specific expenses, such as Distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Options  Each Portfolio of the Trust described in this Semiannual Report, with the exception of Money Market and Money Market B, may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio), securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or

71

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss for the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Written options for the six months ended June 30, 2008, were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Global Bond
Outstanding, beginning of period	778,700,238	$13,257,171
Options written	384,805,812	10,713,783
Option closed	(700,503,024)	(12,177,241)
Options expired	(66,502,570)	(2,184,704)
Outstanding, end of period	396,500,456	$9,609,009
Real Return Bond
Outstanding, beginning of period	155,000,958	$4,663,808
Options written	4,732,767	2,824,161
Option closed	(24,731,726)	(1,811,891)
Options expired	(528)	(249,995)
Outstanding, end of period	135,001,471	$5,426,083
Spectrum Income
Outstanding, beginning of period	—	—
Options written	17	$15,832
Option closed	(6)	(4,004)
Options expired	(11)	(11,828)
Outstanding, end of period	—	—
Strategic Bond
Outstanding, beginning of period	3,652	$2,790,456
Options written	8,239	5,412,078
Option closed	(1,898)	(1,563,610)
Options expired	(8,804)	(5,839,496)
Outstanding, end of period	1,189	$799,428
Strategic Income
Outstanding, beginning of period	—	—
Options written	65,390,000	$249,756
Option closed	—	—
Options expired	(65,390,000)	(249,756)
Outstanding, end of period	—	—
Total Return
Outstanding, beginning of period	554,900,899	$6,726,301
Options written	442,104,101	16,751,473
Option closed	(554,902,703)	(9,367,487)
Options expired	(1,147)	(751,562)
Outstanding, end of period	442,101,150	$13,358,725
U.S. Government Securities
Outstanding, beginning of period	400	$242,047
Options written	609	504,189
Option closed	(197)	(200,890)
Options expired	(812)	(545,346)
Outstanding, end of period	—	—

72

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of open written options outstanding as of June 30, 2008:

Options on Exchange-Traded Futures Contracts

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Global Bond	PUTS
	U.S. Treasury 10-Year Note Futures	$110.50	Jul 2008	352	$207,120	($33,000)
	U.S. Treasury 10-Year Note Futures	109.50	Jul 2008	104	59,865	(4,875)
				456	$266,985	($37,875)

Real Return Bond	CALLS
	U.S. Treasury 10-Year Note Futures	$116.00	Aug 2008	340	$320,088	($185,938)
	U.S. Treasury 10-Year Note Futures	117.00	Aug 2008	269	282,219	(92,469)
	U.S. Treasury 30-Year Bond Futures	117.00	Aug 2008	128	118,586	(130,000)
	U.S. Treasury 30-Year Bond Futures	119.00	Aug 2008	86	104,516	(41,656)
	U.S. Treasury 30-Year Bond Futures	120.00	Aug 2008	82	93,326	(26,906)
				905	$918,735	($476,969)
	PUTS
	U.S. Treasury 10-Year Note Futures	$113.00	Aug 2008	269	$294,250	($239,578)
	U.S. Treasury 10-Year Note Futures	111.00	Aug 2008	171	128,106	(58,781)
	U.S. Treasury 10-Year Note Futures	112.00	Aug 2008	84	91,665	(47,250)
	U.S. Treasury 30-Year Bond Futures	109.00	Aug 2008	42	22,208	(5,250)
				566	$536,229	($350,859)

Strategic Bond	CALLS
	U.S. Treasury 5-Year Note Futures	$114.00	Aug 2008	37	$11,424	($5,492)
	U.S. Treasury 10-Year Note Futures	114.00	Aug 2008	118	105,816	(149,344)
	U.S. Treasury 10-Year Note Futures	116.00	Aug 2008	93	76,332	(50,859)
	U.S. Treasury 10-Year Note Futures	114.50	Aug 2008	38	27,419	(39,781)
	U.S. Treasury 10-Year Note Futures	119.00	Aug 2008	26	8,807	(3,250)
	U.S. Treasury 10-Year Note Futures	115.00	Aug 2008	15	14,222	(12,656)
	U.S. Treasury 10-Year Note Futures	118.00	Aug 2008	137	114,487	(27,828)
	U.S. Treasury 10-Year Note Futures	117.00	Aug 2008	25	20,187	(8,594)
	U.S. Treasury 10-Year Note Futures	116.50	Aug 2008	100	82,188	(43,750)
	U.S. Treasury 30-Year Bond Futures	118.00	Aug 2008	41	48,483	(28,188)
				630	$509,365	($369,742)

	PUTS
	90 Day Eurodollar Futures, American style	$97.75	Sep 2008	236	$103,133	($407,100)
	90 Day Eurodollar Futures, American style	96.63	Sep 2008	88	37,223	(10,450)
	90 Day Eurodollar Futures, American style	97.00	Sep 2008	30	6,225	(10,125)
	U.S. Treasury 5-Year Note Futures	108.00	Aug 2008	45	17,588	(10,898)
	U.S. Treasury 5-Year Note Futures	109.00	Aug 2008	30	25,295	(13,359)
	U.S. Treasury 10-Year Note Futures	112.00	Aug 2008	52	39,146	(29,250)
	U.S. Treasury 10-Year Note Futures	111.00	Aug 2008	41	26,951	(14,094)
	U.S. Treasury 10-Year Note Futures	111.50	Aug 2008	37	34,502	(16,766)
				559	$290,063	($512,042)

Total Return	CALLS
	U.S. Treasury 10-Year Note Futures	$117.00	Aug 2008	575	$327,875	($197,656)
				575	$327,875	($197,656)

	PUTS
	U.S. Treasury 10-Year Note Futures	$111.00	Aug 2008	575	$519,375	($197,656)
				575	$519,375	($197,656)

73

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Interest Rate Swaptions

PORTFOLIO	NAME OF ISSUER	COUNTERPARTY	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond	CALLS
	2-Year Interest Rate Swap	HSBC Bank N.A.	3 Month USD-LIBOR	Receive	5.29%	Jun 2009	USD	12,500,000	$166,152	($148,449)
	5-Year Interest Rate Swap	Barclays Capital PLC	3 Month USD-LIBOR	Receive	4.15%	Aug 2009	USD	6,700,000	168,170	(92,529)
	7-Year Interest Rate Swap	Merrill Lynch	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	4,800,000	158,400	(94,616)
	7-Year Interest Rate Swap	Barclays Capital PLC	3 Month USD-LIBOR	Receive	4.25%	Feb 2009	USD	34,000,000	499,800	(462,312)
	7-Year Interest Rate Swap	Morgan Stanley	3 Month USD-LIBOR	Receive	4.90%	Jul 2009	USD	33,400,000	1,123,576	(1,076,555)
	7-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	4.30%	Aug 2009	USD	137,300,000	3,293,484	(2,211,807)
	7-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	32,000,000	1,048,313	(630,771)
	7-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	4.55%	Aug 2009	USD	17,600,000	538,874	(405,979)
	7-Year Interest Rate Swap	Barclays Capital PLC	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	36,200,000	969,490	(1,681,772)
	7-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	8,200,000	227,345	(380,954)
	7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	4.29%	Sep 2009	USD	21,700,000	283,402	(192,431)
	7-Year Interest Rate Swap	Merrill Lynch	3 Month USD-LIBOR	Receive	5.32%	Sep 2009	USD	18,700,000	506,770	(868,761)
								363,100,000	$8,983,776	($8,246,936)

	PUTS
	2-Year Interest Rate Swap	HSBC Bank N.A.	3 Month USD-LIBOR	Receive	5.29%	Jun 2009	USD	12,500,000	$166,152	($141,138)
	30-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	5.20%	Dec 2008	USD	3,200,000	73,168	(73,080)
								15,700,000	$239,320	($214,218)
Real Return Bond	CALLS
	5-Year Interest Rate Swap	Barclays Capital PLC	3 Month USD-LIBOR	Receive	4.15%	Aug 2009	USD	300,000	$7,530	($4,143)
	7-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	1,500,000	49,095	(29,567)
	7-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	4.55%	Aug 2009	USD	800,000	24,494	(18,454)
	7-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	7,000,000	220,115	(332,430)
	7-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	7,000,000	225,050	(332,430)
	7-Year Interest Rate Swap	Lehman Brothers Special Financing, Inc.	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	13,000,000	354,250	(617,370)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	5.25%	Sep 2008	USD	14,200,000	356,420	(645,740)
	10-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	5.25%	Sep 2008	USD	10,200,000	256,020	(463,841)
	10-Year Interest Rate Swap	Barclays Capital PLC	3 Month USD-LIBOR	Receive	5.25%	Sep 2008	USD	7,000,000	186,375	(318,322)
	30-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	5.67%	Aug 2008	USD	3,500,000	146,300	(372,283)
	30-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	5.67%	Aug 2008	USD	2,800,000	135,100	(297,826)
								67,300,000	$1,960,749	($3,432,406)

	PUTS
	7-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	7,000,000	$220,115	($202,604)
	7-Year Interest Rate Swap	Lehman Brothers Special Financing, Inc.	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	13,000,000	488,800	(376,264)
	7-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	7,000,000	225,050	(202,604)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	5.25%	Sep 2008	USD	14,200,000	343,640	(69,533)
	10-Year Interest Rate Swap	Barclays Capital PLC	3 Month USD-LIBOR	Receive	5.25%	Sep 2008	USD	7,000,000	186,375	(34,277)
	10-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	5.25%	Sep 2008	USD	10,200,000	246,840	(49,946)
	30-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	5.67%	Aug 2008	USD	2,800,000	102,200	(1,688)
	30-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	5.67%	Aug 2008	USD	3,500,000	147,700	(2,110)
								64,700,000	$1,960,720	($939,026)

Total Return	CALLS
	5-Year Interest Rate Swap	Barclays Capital	3 Month USD-LIBOR	Receive	4.30%	Feb 2009	USD	50,600,000	$1,249,130	($756,860)
	5-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	4.20%	Jul 2009	USD	13,000,000	287,300	(184,760)
	5-Year Interest Rate Swap	Barclays Capital	3 Month USD-LIBOR	Receive	4.15%	Aug 2009	USD	16,600,000	416,660	(229,251)
	7-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	4.30%	Dec 2008	USD	133,900,000	3,435,615	(1,782,731)
	7-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	4.30%	Dec 2008	USD	17,300,000	467,100	(230,330)
	7-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	4.25%	Feb 2009	USD	54,100,000	1,631,115	(735,619)
	7-Year Interest Rate Swap	Barclays Capital	3 Month USD-LIBOR	Receive	4.60%	Feb 2009	USD	25,200,000	808,920	(548,748)
	7-Year Interest Rate Swap	Merrill Lynch	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	11,600,000	382,800	(228,655)
	7-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	77,500,000	2,537,700	(1,527,649)
	7-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	4.55%	Aug 2009	USD	42,300,000	1,295,135	(975,734)
								442,100,000	$12,511,475	($7,200,337)

74

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Foreign Currency Options

PORTFOLIO	NAME OF ISSUER		EXERCISE PRICE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond	CALLS
	OTC U.S. Dollar versus Brazilian Real	BRL	1.63	Jul 2008	USD	5,700,000	$41,040	($53,398)
	OTC U.S. Dollar versus Brazilian Real	BRL	1.64	Jul 2008	USD	4,200,000	37,800	(37,800)
	OTC U.S. Dollar versus Brazilian Real	BRL	1.68	Jul 2008	USD	4,100,000	21,218	(1,189)
	OTC U.S. Dollar versus Brazilian Real	BRL	1.65	Jul 2008	USD	3,700,000	18,870	(18,981)
						17,700,000	$118,928	($111,368)

Real Return Bond	PUTS
	OTC U.S. Dollar versus Japanese Yen	JPY	100.00	Dec 2008	USD	3,000,000	$49,650	($44,109)
						3,000,000	$49,650	($44,109)

Securities Lending  The Portfolios may lend securities from time to time in order to earn additional income. The Portfolios retain beneficial ownership of the securities loaned and continue to receive interest and dividends of securities and to participate in any changes in their value. On the settlement date of the loan, the Portfolios receive collateral against the loaned securities and maintain collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the portfolios could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Portfolios receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

All Portfolios of the Trust described in this Semiannual Report may enter into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Portfolios to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Portfolios. The risk of having one primary borrower of securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Mortgage Dollar Rolls  All Portfolios of the Trust described in this Semiannual Report, with the exception of Money Market and Money Market B, may enter into mortgage dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Portfolios account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as the interest earned on the cash proceeds of the initial sale. A Portfolio may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. There can be no assurance that the Portfolio’s use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

Inflation-Indexed Bonds  All Portfolios of the Trust described in this Semiannual Report, with the exception of Money Market and Money Market B, may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Short Sales  Certain Portfolios may make short sales of securities. This means a Portfolio may sell a security that it does not own in anticipation of a decline in the market value of the security. The Portfolio generally borrows the security to deliver to the buyer in a short sale. The Portfolio must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security. Certain of the Portfolios may also make short sales “against the box.’’ In a short sale against the box, at the time of sale, the Portfolio owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a Portfolio closes its short position or replaces a borrowed security, the Portfolio will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Securities sold in short sale transactions and interest and dividend payable on such securities, if any, are reflected as a liability in the Statement of Assets and Liabilities. Fees incurred to borrow securities for short sales are recorded as interest expense in the Statement of Operations.

Futures  All Portfolios of the Trust described in this Semiannual Report, with the exception of Money Market and Money Market B, may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments, such as U.S. Treasury Bonds or Notes, or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

Initial margin deposits required upon entering into futures contracts are satisfied by the pledging of specific securities or cash as collateral at the broker (the Portfolios’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Portfolio realizes a gain or loss.

75

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at June 30, 2008:

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond	10-Year German Euro-BUND Futures	310	Long	Sep 2008	$53,966,987	($570,754)
	10-Year Japan Government Bond Futures	30	Long	Sep 2008	38,268,117	472,666
	90-Day Libor Futures	90	Long	Dec 2008	21,013,388	(170,303)
	90-Day Sterling Futures	1	Long	Sep 2008	233,793	(1,083)
	Euribor Futures	107	Long	Jun 2009	39,905,446	(14,741)
	Eurodollar Futures	30	Long	Sep 2008	7,280,250	22,125
	Eurodollar Futures	263	Long	Dec 2008	63,659,150	107,663
	Eurodollar Futures	122	Long	Mar 2009	29,487,400	(42,600)
	Eurodollar Futures	1679	Long	Sep 2009	403,862,463	(2,302,588)
	Eurodollar Futures	418	Long	Dec 2009	100,252,075	(1,254,800)
	Eurodollar Futures	626	Long	Mar 2010	149,840,925	(1,950,938)
	U.S. Treasury 5-Year Note Futures	45	Long	Sep 2008	4,974,961	66,602
	U.S. Treasury 10-Year Note Futures	3196	Long	Sep 2008	364,094,312	1,807,102
	U.S. Treasury 30-Year Bond Futures	448	Long	Sep 2008	51,786,000	693,500
	2-Year German Euro-SCHATZ Futures	268	Short	Sep 2008	43,176,329	308,120
	3-Year Australia Treasury Bond Futures	319	Short	Sep 2008	29,987,542	(237,403)
	5-Year German Euro-BOBL Futures	119	Short	Sep 2008	19,818,907	302,822
	10-Year Canada Government Bond Futures	45	Short	Sep 2008	5,184,025	31,205
	Euribor Futures	271	Short	Sep 2008	101,255,605	10,667
	MSE Banker’s Acceptance Futures	20	Short	Sep 2008	4,743,062	25,988
	MSE Banker’s Acceptance Futures	117	Short	Dec 2008	27,706,752	150,829
	MSE Banker’s Acceptance Futures	245	Short	Mar 2009	57,940,326	336,349
	U.K. Treasury Bond Futures	161	Short	Sep 2008	33,476,594	336,549
	U.S. Treasury 2-Year Note Futures	2978	Short	Sep 2008	628,962,909	(946,317)
						($2,819,340)

Investment Quality Bond	U.S. Treasury 5-Year Note Futures	42	Long	Sep 2008	$4,643,297	$42,220
	U.S. Treasury 10-Year Note Futures	129	Long	Sep 2008	14,695,922	225,420
						$267,640

Real Return Bond	90-Day Libor Futures	226	Long	Dec 2008	$52,766,953	($747,803)
	90-Day Libor Futures	96	Long	Jun 2009	22,431,012	(224,897)
	90-Day Sterling Futures	171	Long	Sep 2008	39,978,657	(271,041)
	90-Day Sterling Futures	61	Long	Mar 2009	14,247,723	(149,148)
	Euribor Futures	68	Long	Dec 2008	25,359,132	(208,772)
	Euribor Futures	43	Long	Mar 2009	16,031,690	(178,563)
	Euribor Futures	110	Long	Jun 2009	41,024,291	(432,187)
	Euribor Futures	93	Long	Sep 2009	34,709,797	(362,399)
	Euribor Futures	93	Long	Dec 2009	34,731,761	(320,302)
	Eurodollar Futures	212	Long	Mar 2009	51,240,400	474,600
	Eurodollar Futures	594	Long	Jun 2009	143,257,950	(390,575)
	Eurodollar Futures	833	Long	Sep 2009	200,367,737	892,400
	Eurodollar Futures	296	Long	Dec 2009	70,991,900	(248,525)
	Eurodollar Futures	296	Long	Mar 2010	70,851,300	(286,375)
	U.S. Treasury 10-Year Note Futures	122	Long	Sep 2008	13,898,469	240,188
	2-Year German Euro-SCHATZ Futures	132	Short	Sep 2008	21,265,953	138,205
	5-Year German Euro-BOBL Futures	187	Short	Sep 2008	31,143,996	191,768
	10-Year German Euro-BUND Futures	363	Short	Sep 2008	63,193,601	725,838
	10-Year Japan Government Bond Futures	3	Short	Sep 2008	3,826,812	(51,137)
	Euribor Futures	67	Short	Sep 2008	25,033,674	241,304
	Eurodollar Futures	138	Short	Dec 2008	33,402,900	276,000
	U.K. Treasury Bond Futures	102	Short	Sep 2008	21,208,774	251,591
						($439,830)

76

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Spectrum Income	2-Year German Euro-SCHATZ Futures	26	Long	Sep 2008	$4,188,748	($25,790)
	10-Year German Euro-BUND Futures	10	Long	Sep 2008	1,740,871	(21,885)
	U.S. Treasury 5-Year Note Futures	37	Long	Sep 2008	4,090,466	14,247
	U.S. Treasury 10-Year Note Futures	4	Long	Sep 2008	455,688	5,109
	U.S. Treasury 30-Year Bond Futures	24	Long	Sep 2008	2,774,250	43,967
	10-Year Canada Government Bond Futures	35	Short	Sep 2008	4,032,019	17,788
	U.S. Treasury 5-Year Note Futures	19	Short	Sep 2008	2,100,509	(7,468)
	U.S. Treasury 10-Year Note Futures	25	Short	Sep 2008	2,848,047	(35,849)
						($9,881)

Strategic Bond	10-Year German Euro-BUND Futures	792	Long	Sep 2008	$137,876,947	($2,237,925)
	90-Day Sterling Futures	54	Long	Mar 2009	12,612,739	(31,897)
	Eurodollar Futures	398	Long	Sep 2008	96,584,650	(269,503)
	Eurodollar Futures	212	Long	Mar 2009	51,240,400	40,515
	Eurodollar Futures	150	Long	Jun 2009	36,176,250	(466,500)
	U.K. Treasury Bond Futures	22	Long	Sep 2008	4,574,441	(87,715)
	U.S. Treasury 5-Year Note Futures	613	Long	Sep 2008	67,770,024	368,568
	Australian Dollar Futures	22	Short	Sep 2008	2,088,460	(28,710)
	British Pound Futures	47	Short	Sep 2008	5,821,831	(111,591)
	Euro Currency Futures	133	Short	Sep 2008	26,084,625	(193,515)
	Eurodollar Futures	4	Short	Dec 2008	968,200	8,030
	Eurodollar Futures	10	Short	Sep 2009	2,405,375	18,700
	U.S. Treasury 10-Year Note Futures	107	Short	Sep 2008	12,189,641	(7,363)
	U.S. Treasury 30-Year Bond Futures	95	Short	Sep 2008	10,981,406	(111,327)
						($3,110,233)

Strategic Income	U.S. Treasury 10-Year Note Futures	422	Short	Sep 2008	48,075,033	($526,489)
						($526,489)

Total Return	90-Day Libor Futures	327	Long	Dec 2008	$76,348,644	($803,476)
	90-Day Libor Futures	182	Long	Jun 2009	42,525,461	(248,028)
	90-Day Libor Futures	50	Long	Dec 2009	11,682,196	(167,515)
	90-Day Sterling Futures	776	Long	Sep 2008	181,423,614	(883,739)
	90-Day Sterling Futures	395	Long	Mar 2009	92,259,848	(331,583)
	Euribor Futures	132	Long	Dec 2008	49,226,551	4,302
	Euribor Futures	125	Long	Mar 2009	46,603,752	(3,562)
	Euribor Futures	74	Long	Jun 2009	27,598,159	(15,213)
	Eurodollar Futures	413	Long	Sep 2008	100,224,775	156,613
	Eurodollar Futures	3,383	Long	Dec 2008	818,855,150	10,058,313
	Eurodollar Futures	2,307	Long	Mar 2009	557,601,900	3,261,387
	Eurodollar Futures	1,286	Long	Jun 2009	310,151,050	(1,345,025)
	Eurodollar Futures	907	Long	Sep 2009	218,167,512	(1,265,275)
	Eurodollar Futures	728	Long	Dec 2009	174,601,700	(1,342,013)
	Eurodollar Futures	524	Long	Mar 2010	125,425,950	(855,150)
	U.S. Treasury 10-Year Note Futures	1,019	Long	Sep 2008	116,086,391	1,436,360
						$7,656,396

U.S. Government Securities	Eurodollar Futures	250	Long	Dec 2008	$60,512,500	($116,876)
	Eurodollar Futures	73	Long	Mar 2009	17,644,100	(42,278)
	Eurodollar Futures	186	Long	Sep 2009	44,739,975	(202,968)
	U.S. Treasury 2-Year Note Futures	117	Long	Sep 2008	24,710,766	(2,710)
	U.S. Treasury 5-Year Note Futures	947	Long	Sep 2008	104,695,289	(117,878)
	U.S. Treasury 10-Year Note Futures	179	Short	Sep 2008	20,392,016	4,738
	U.S. Treasury 30-Year Bond Futures	35	Short	Sep 2008	4,045,781	(16,688)
						($494,660)

77

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Swap Contracts  All Portfolios of the Trust described in this Semiannual Report may enter into may enter into swap agreements. A swap is an exchange of cash payments between the portfolio and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as swaps contracts at value in Statement of Assets and Liabilities and as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Upfront payments made and/or received by the Portfolios are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss on the termination date. Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Certain portfolios hold interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The portfolios may enter into an interest rate swap in order to manage its exposure to interest and foreign exchange rate fluctuations.

Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain Portfolios may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a Portfolio assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.

In a currency swap a Portfolio would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies.

The Portfolios had the following interest rate swap contracts open at June 30, 2008:

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	TERMINATION DATE	UPFRONT PAYMENT	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond
	Bank of America, N.A.	17,100,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	$610,983	($515,645)	$95,338
	Barclays Bank PLC	72,300,000	AUD	3 Month BBR-BBSW	Fixed 7.000%	Sep 2009	72,753	(699,392)	(626,639)
	Barclays Bank PLC	73,000,000	EUR	6 Month EURIBOR	Fixed 4.000%	Sep 2009	(499,216)	(1,878,340)	(2,377,556)
	Barclays Bank PLC	5,300,000	EUR	6 Month EURIBOR	Fixed 4.000%	Jun 2010	7,884	(218,497)	(210,613)
	Barclays Bank PLC	2,500,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(13,227)	(122,891)	(136,118)
	Barclays Bank PLC	9,900,000	EUR	Fixed 3.750%	6 Month EURIBOR	Jun 2011	(14,100)	671,435	657,335
	Barclays Bank PLC	2,500,000	EUR	FRCPXTOB	Fixed 1.948%	Mar 2012	—	(145,564)	(145,564)
	Barclays Bank PLC	1,600,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2013	(14,170)	(124,685)	(138,855)
	Barclays Bank PLC	7,400,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2015	(30,209)	(735,197)	(765,406)
	Barclays Bank PLC	149,700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2015	928,140	(682,033)	246,107
	Barclays Bank PLC	44,600,000	GBP	Fixed 4.500%	6 Month LIBOR	Sep 2017	208,975	356,549	565,524
	Barclays Bank PLC	4,300,000	GBP	6 Month LIBOR	Fixed 5.000%	Jun 2018	462,698	(36,348)	426,350
	Barclays Bank PLC	2,200,000	EUR	Fixed 5.000%	6 Month EURIBOR	Sep 2018	(30,234)	46,022	15,788
	Barclays Bank PLC	2,700,000	GBP	Fixed 5.000%	6 Month LIBOR	Sep 2018	81,628	169,943	251,571
	Barclays Bank PLC	5,500,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(64,350)	(19,416)	(83,766)
	Barclays Bank PLC	9,600,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	(94,201)	500,278	406,077
	Barclays Bank PLC	900,000	GBP	Fixed 4.250%	6 Month LIBOR	Jun 2036	(63,176)	(105,083)	(168,259)
	Barclays Bank PLC	9,700,000	EUR	Fixed 5.000%	6 Month EURIBOR	Sep 2038	(872,074)	799,586	(72,488)
	Barclays Bank PLC	36,100,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	983,364	(782,096)	201,268
	Barclays Bank PLC	2,700,000	EUR	Fixed 5.000%	6 Month EURIBOR	Mar 2039	(35,452)	4,154	(31,298)
	Barclays Bank PLC	1,600,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2039	160,535	(35,177)	125,358
	BNP Paribas Securities Corp.	1,100,000	EUR	Fixed 5.000%	6 Month EURIBOR	Sep 2038	(7,842)	(378)	(8,220)
	BNP Paribas Securities Corp.	300,000	EUR	Fixed 5.000%	6 Month EURIBOR	Mar 2039	(3,547)	69	(3,478)
	Citibank N.A.	55,000,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(715,778)	(121,883)	(837,661)
	Citibank N.A.	1,200,000	EUR	Fixed 5.500%	6 Month LIBOR	Sep 2038	(30,661)	21,693	(8,968)
	Citibank N.A.	2,400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	36,744	(23,363)	13,381
	Citibank N.A.	25,900,000	AUD	3 Month BBR-BBSW	Fixed 6.500%	Jan 2009	(3,636)	(254,338)	(257,974)
	Citibank N.A.	29,900,000	AUD	6 Month BBR-BBSW	Fixed 6.000%	Jun 2010	134,089	(1,176,325)	(1,042,236)
	Citibank N.A.	17,100,000	AUD	Fixed 6.000%	6 Month BBR-BBSW	Jun 2015	(108,923)	1,494,966	1,386,043
	Citibank N.A.	4,100,000	CAD	Fixed 5.000%	3 Month BA-CDOR	Jun 2015	(136,960)	(80,111)	(217,071)
	Citibank N.A.	5,600,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2015	2,637	(581,863)	(579,226)
	Citibank N.A.	76,500,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2015	(3,150,270)	1,487,321	(1,662,949)
	Citibank N.A.	2,700,000	GBP	Fixed 5.000%	6 Month LIBOR	Sep 2018	107,821	143,750	251,571

78

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	TERMINATION DATE	UPFRONT PAYMENT	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
	Citibank N.A.	5,100,000	GBP	Fixed 5.000%	6 Month LIBOR	Dec 2019	(80,358)	67,901	(12,457)
Global Bond, continued
	Credit Suisse International	15,300,000	AUD	6 Month BBR-BBSW	Fixed 7.250%	Jun 2013	($20,856)	($269,288)	($290,144)
	Deutsche Bank AG	64,900,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	582,828	(503,300)	79,528
	Deutsche Bank AG	3,300,000	EUR	Fixed 5.000%	6 Month EURIBOR	Sep 2038	(56,487)	31,826	(24,661)
	Deutsche Bank AG	56,840,000	AUD	3 Month BBR-BBSW	Fixed 6.500%	Jan 2009	(14,705)	(551,443)	(566,148)
	Deutsche Bank AG	8,090,000,000	JPY	6 Month LIBOR	Fixed 1.000%	Mar 2009	(66,134)	(21,608)	(87,742)
	Deutsche Bank AG	4,400,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(22,904)	(216,539)	(239,443)
	Deutsche Bank AG	87,800,000	AUD	6 Month BBR-BBSW	Fixed 7.500%	Jun 2011	(1,057,928)	615,637	(442,291)
	Deutsche Bank AG	60,000,000	AUD	6 Month BBR-BBSW	Fixed 7.250%	Jun 2011	(181,118)	(811,140)	(992,258)
	Deutsche Bank AG	900,000	AUD	6 Month BBR-BBSW	Fixed 6.000%	Jun 2012	(6,326)	(47,241)	(53,567)
	Deutsche Bank AG	9,200,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2013	(331,121)	(520,581)	(851,702)
	Deutsche Bank AG	800,000	AUD	6 Month BBR-BBSW	Fixed 7.250%	Jun 2013	(1,313)	(13,857)	(15,170)
	Deutsche Bank AG	25,800,000	EUR	6 Month EURIBOR	Fixed 4.000%	Sep 2013	41,476	(2,001,391)	(1,959,915)
	Deutsche Bank AG	1,800,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2015	(8,306)	(177,873)	(186,179)
	Deutsche Bank AG	25,300,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2015	(1,036,794)	486,825	(549,969)
	Deutsche Bank AG	500,000	AUD	Fixed 6.000%	6 Month BBR-BBSW	Jun 2017	4,073	41,579	45,652
	Deutsche Bank AG	24,500,000	AUD	Fixed 6.500%	6 Month BBR-BBSW	Jun 2017	592,630	885,516	1,478,146
	Deutsche Bank AG	4,200,000	EUR	Fixed 5.000%	6 Month EURIBOR	Sep 2018	(69,742)	99,883	30,141
	Deutsche Bank AG	6,900,000	GBP	6 Month LIBOR	Fixed 5.500%	Sep 2018	(27,645)	162,701	135,056
	Deutsche Bank AG	7,600,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	17,480	(133,230)	(115,750)
	Deutsche Bank AG	500,000,000	JPY	Fixed 2.500%	6 Month LIBOR	Dec 2027	(76,276)	(34,735)	(111,011)
	Deutsche Bank AG	6,400,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	462,620	(191,902)	270,718
	Deutsche Bank AG	1,900,000	GBP	Fixed 4.100%	6 Month LIBOR	Jun 2036	—	438,621	438,621
	Deutsche Bank AG	34,500,000	EUR	Fixed 5.000%	6 Month EURIBOR	Mar 2038	644,687	(925,569)	(280,882)
	Goldman Sachs	58,600,000	HKD	Fixed 4.235%	3 Month HIBOR	Dec 2008	—	(61,190)	(61,190)
	Goldman Sachs	310,000,000	JPY	Fixed 1.300%	6 Month LIBOR	Sep 2011	(3,718)	7,461	3,743
	HSBC Bank USA, N.A.	11,900,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(19,657)	(628,269)	(647,926)
	HSBC Bank USA, N.A.	25,600,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2013	(54,551)	(2,167,121)	(2,221,672)
	HSBC Bank USA, N.A.	10,640,000	EUR	Fixed 4.000%	6 Month EURIBOR	Dec 2014	196,701	866,723	1,063,424
	HSBC Bank USA, N.A.	1,300,000	GBP	Fixed 5.000%	6 Month LIBOR	Sep 2015	(1,662)	(132,801)	(134,463)
	HSBC Bank USA, N.A.	2,600,000	GBP	Fixed 5.000%	6 Month LIBOR	Sep 2018	91,099	151,154	242,253
	HSBC Bank USA, N.A.	12,300,000	GBP	Fixed 5.500%	6 Month LIBOR	Sep 2018	374,412	(133,660)	240,752
	JP Morgan Chase Bank	2,100,000	EUR	6 Month EURIBOR	Fixed 4.000%	Jun 2010	41,227	(124,678)	(83,451)
	JP Morgan Chase Bank	11,700,000	EUR	Fixed 4.000%	6 Month EURIBOR	Dec 2011	99,488	719,280	818,768
	JP Morgan Chase Bank	4,300,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2015	(9,784)	(434,978)	(444,762)
	JP Morgan Chase Bank	2,200,000	EUR	Fixed 5.000%	6 Month EURIBOR	Sep 2018	(35,793)	51,581	15,788
	Lehman Brothers Special Financing, Inc.	29,500,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(267,860)	(181,431)	(449,291)
	Lehman Brothers Special Financing, Inc.	10,800,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2023	123,768	(181,862)	(58,094)
	Lehman Brothers Special Financing, Inc.	88,600,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2010	147,393	(2,083,256)	(1,935,863)
	Lehman Brothers Special Financing, Inc.	22,400,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	205,184	(177,735)	27,449
	Lehman Brothers Special Financing, Inc.	15,300,000	EUR	Fixed 4.000%	6 Month EURIBOR	Dec 2011	(68,824)	1,137,539	1,068,715
	Lehman Brothers Special Financing, Inc.	1,600,000	EUR	FRCPXTOB	Fixed 1.965%	Mar 2012	—	(82,513)	(82,513)
	Lehman Brothers Special Financing, Inc.	26,100,000	EUR	Fixed 4.000%	6 Month EURIBOR	Dec 2014	105,830	2,502,759	2,608,589
	Lehman Brothers Special Financing, Inc.	39,700,000	EUR	Fixed 4.000%	6 Month EURIBOR	Jun 2017	(148,784)	5,731,284	5,582,500
	Lehman Brothers Special Financing, Inc.	16,400,000	EUR	6 Month EURIBOR	Fixed 6.000%	Jun 2034	3,247,780	(810,885)	2,436,895
	Lehman Brothers Special Financing, Inc.	5,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	153,400	(120,506)	32,894
	Merrill Lynch Capital Services, Inc.	8,000,000	USD	Fixed 5.500%	ICAP CMM FRA	May 2009	25,988	185,229	211,217
	Merrill Lynch Capital Services, Inc.	300,000	EUR	6 Month EURIBOR	Fixed 4.000%	Jun 2010	7,179	(19,101)	(11,922)
	Merrill Lynch Capital Services, Inc.	11,200,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(62,922)	(546,891)	(609,813)
	Merrill Lynch Capital Services, Inc.	6,200,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2018	(245,115)	(394,349)	(639,464)
	Merrill Lynch Capital Services, Inc.	7,600,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(94,848)	(20,902)	(115,750)
	Merrill Lynch Capital Services, Inc.	7,800,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(75,270)	118,757	43,487
	Morgan Stanley Capital Services Inc.	3,300,000,000	JPY	6 Month LIBOR	Fixed 1.000%	Mar 2009	(12,185)	(23,111)	(35,296)
	Morgan Stanley Capital Services Inc.	62,700,000	EUR	6 Month EURIBOR	Fixed 4.000%	Sep 2009	(416,534)	(1,619,386)	(2,035,920)
	Morgan Stanley Capital Services Inc.	57,000,000	AUD	3 Month BBR-BBSW	Fixed 7.500%	Mar 2010	(64,702)	(129,743)	(194,445)
	Morgan Stanley Capital Services Inc.	47,000,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2010	88,567	(1,101,843)	(1,013,276)

79

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	TERMINATION DATE	UPFRONT PAYMENT	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond, continued
	Morgan Stanley Capital Services Inc.	21,200,000	AUD	6 Month BBR-BBSW	Fixed 7.000%	Jun 2010	($4,864)	($364,737)	($369,601)
	Morgan Stanley Capital Services Inc.	1,300,000	EUR	6 Month EURIBOR	Fixed 4.000%	Jun 2010	25,621	(77,336)	(51,715)
	Morgan Stanley Capital Services Inc.	36,100,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(1,790,359)	(174,164)	(1,964,523)
	Morgan Stanley Capital Services Inc.	1,200,000,000	JPY	Fixed 1.500%	6 Month LIBOR	Dec 2010	28,844	(91,064)	(62,220)
	Morgan Stanley Capital Services Inc.	500,000	EUR	Fixed 4.000%	6 Month EURIBOR	Dec 2011	2,408	32,518	34,926
	Morgan Stanley Capital Services Inc.	1,800,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2013	(71,192)	(95,445)	(166,637)
	Morgan Stanley Capital Services Inc.	4,400,000	GBP	6 Month LIBOR	Fixed 5.500%	Mar 2013	1,812	(220,004)	(218,192)
	Morgan Stanley Capital Services Inc.	45,500,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2013	96,994	(4,045,670)	(3,948,676)
	Morgan Stanley Capital Services Inc.	14,100,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2015	(336,990)	30,486	(306,504)
	Morgan Stanley Capital Services Inc.	2,000,000,000	JPY	Fixed 1.980%	6 Month LIBOR	Sep 2016	—	(394,555)	(394,555)
	Morgan Stanley Capital Services Inc.	26,900,000	AUD	Fixed 6.500%	6 Month BBR-BBSW	Jun 2017	698,319	926,921	1,625,240
	Morgan Stanley Capital Services Inc.	6,400,000	EUR	Fixed 4.000%	6 Month EURIBOR	Jun 2017	162,776	734,418	897,194
	Morgan Stanley Capital Services Inc.	12,600,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2018	(408,466)	(891,090)	(1,299,556)
	Morgan Stanley Capital Services Inc.	9,800,000	GBP	Fixed 5.000%	6 Month LIBOR	Sep 2018	269,445	643,663	913,108
	Morgan Stanley Capital Services Inc.	82,600,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(937,870)	(320,145)	(1,258,015)
	Morgan Stanley Capital Services Inc.	7,800,000	AUD	Fixed 7.000%	6 Month BBR-BBSW	Mar 2019	107,030	54,951	161,981
	Morgan Stanley Capital Services Inc.	22,300,000	EUR	6 Month EURIBOR	Fixed 6.000%	Jun 2034	4,013,194	(699,611)	3,313,583
	Morgan Stanley Capital Services Inc.	8,000,000	EUR	6 Month EURIBOR	Fixed 4.500%	Jun 2034	(559,862)	3,597	(556,265)
	Morgan Stanley Capital Services Inc.	1,080,000,000	JPY	Fixed 2.500%	6 Month LIBOR	Jun 2036	111,960	(145,913)	(33,953)
	Morgan Stanley Capital Services Inc.	3,000,000	EUR	Fixed 5.000%	6 Month EURIBOR	Sep 2038	(239,257)	216,838	(22,419)
	The Royal Bank of Scotland PLC	13,800,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2015	(330,786)	30,803	(299,983)
	The Royal Bank of Scotland PLC	15,300,000	GBP	6 Month LIBOR	Fixed 6.000%	Jun 2009	(44,254)	(31,197)	(75,451)
	The Royal Bank of Scotland PLC	320,400,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	1,731,689	(1,339,071)	392,618
	The Royal Bank of Scotland PLC	46,400,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2011	212,048	(461,170)	(249,122)
	The Royal Bank of Scotland PLC	2,100,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	—	(100,751)	(100,751)
	The Royal Bank of Scotland PLC	2,100,000	EUR	FRCPXTOB	Fixed 1.950%	Mar 2012	—	(102,446)	(102,446)
	The Royal Bank of Scotland PLC	110,000,000	EUR	6 Month EURIBOR	Fixed 4.000%	Sep 2013	(100,419)	(8,255,807)	(8,356,226)
	The Royal Bank of Scotland PLC	36,300,000	USD	Fixed 4.000%	3 Month LIBOR	Dec 2013	878,460	(128,088)	750,372
	The Royal Bank of Scotland PLC	10,700,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2015	(270,531)	(836,203)	(1,106,734)
	The Royal Bank of Scotland PLC	2,200,000	EUR	Fixed 5.000%	6 Month EURIBOR	Sep 2018	(31,572)	47,360	15,788
	The Royal Bank of Scotland PLC	46,700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(364,041)	(347,209)	(711,250)
	The Royal Bank of Scotland PLC	2,600,000	EUR	6 Month EURIBOR	Fixed 4.500%	Jun 2034	(185,180)	4,394	(180,786)
	The Royal Bank of Scotland PLC	1,400,000	GBP	Fixed 5.500%	6 Month LIBOR	Dec 2036	(178,343)	(81,292)	(259,635)
	The Royal Bank of Scotland PLC	1,200,000	EUR	Fixed 5.000%	6 Month EURIBOR	Sep 2038	(9,958)	990	(8,968)
	UBS AG	7,300,000	AUD	6 Month BBR-BBSW	Fixed 7.250%	Jun 2011	(33,104)	(87,621)	(120,725)
	UBS AG	1,980,000,000	JPY	6 Month LIBOR	Fixed 1.500%	Jun 2013	(98,029)	62,643	(35,386)
	UBS AG	17,800,000	AUD	6 Month BBR-BBSW	Fixed 6.000%	Jun 2010	73,192	(693,653)	(620,461)
	UBS AG	3,400,000	EUR	6 Month EURIBOR	Fixed 4.000%	Jun 2010	74,450	(209,560)	(135,110)
	UBS AG	88,500,000	AUD	6 Month BBR-BBSW	Fixed 7.500%	Mar 2011	(216,496)	(322,060)	(538,556)
	UBS AG	11,900,000	AUD	Fixed 6.000%	6 Month BBR-BBSW	Jun 2015	(98,853)	1,063,436	964,583

80

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	TERMINATION DATE	UPFRONT PAYMENT	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond, continued
	UBS AG	17,500,000	AUD	Fixed 7.000%	6 Month BBR-BBSW	Mar 2019	$199,456	$163,963	$363,419
	UBS AG	400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2026	24,765	(19,487)	5,278
							$2,925,850	($22,454,879)	($19,529,029)

Real Return Bond
	Bank of America N.A.	8,000,000	USD	Fixed 4.000%	3 Month LIBOR	Dec 2010	($48,800)	$38,997	($9,803)
	Bank of America N.A.	12,400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(56,668)	(132,186)	(188,854)
	Bank of America N.A.	15,400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2023	153,076	(235,914)	(82,838)
	Barclays Bank PLC	3,900,000	GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	(17,899)	(74,857)	(92,756)
	Barclays Bank PLC	16,100,000	AUD	AUD-BBR-BBSW	Fixed 7.000%	Dec 2009	8,015	(151,130)	(143,115)
	Barclays Bank PLC	1,800,000	EUR	FRCPXTOB	Fixed 2.103%	Oct 2010	—	(37,788)	(37,788)
	Barclays Bank PLC	17,509,567	BRL	CDI	Fixed 10.680%	Jan 2012	(175,364)	(1,319,297)	(1,494,661)
	Barclays Bank PLC	1,100,000	EUR	FRCPXTOB	Fixed 1.948%	Mar 2012	573	(64,621)	(64,048)
	Barclays Bank PLC	300,000	EUR	FRCPXTOB	Fixed 1.960%	Apr 2012	—	(17,512)	(17,512)
	Barclays Bank PLC	800,000	EUR	FRCPXTOB	Fixed 1.980%	Apr 2012	—	(47,223)	(47,223)
	Barclays Bank PLC	1,800,000	EUR	FRCPXTOB	Fixed 2.070%	Sep 2012	—	(95,094)	(95,094)
	Barclays Bank PLC	3,400,000	EUR	FRCPXTOB	Fixed 2.138%	Jan 2016	—	(172,761)	(172,761)
	Barclays Bank PLC	13,000,000	MXN	28-Day Mexico Interbank TIIE Banxico	Fixed 8.720%	Sep 2016	—	(74,008)	(74,008)
	Barclays Bank PLC	10,500,000	MXN	28-Day Mexico Interbank TIIE Banxico	Fixed 8.330%	Feb 2017	—	(86,646)	(86,646)
	Barclays Bank PLC	3,700,000	GBP	Fixed 3.250	UKRPI	Dec 2017	14,406	(368,912)	(354,506)
	Barclays Bank PLC	2,000,000	AUD	Fixed 6.750%	AUD-BBR-BBSW	Dec 2017	1,455	88,364	89,819
	Barclays Bank PLC	5,400,000	EUR	Fixed 5.000%	6 Month EURIBOR	Mar 2018	(210,923)	232,892	21,969
	Barclays Bank PLC	5,200,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	101,386	118,572	219,958
	Barclays Bank PLC	210,000,000	JPY	Fixed 2.000%	6 Month LIBOR	Dec 2017	(4,665)	(16,221)	(20,886)
	Barclays Bank PLC	13,200,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(116,423)	(84,616)	(201,039)
	BNP Paribas	2,000,000	EUR	FRCPXTOB	Fixed 2.090%	Oct 2010	—	(47,731)	(47,731)
	BNP Paribas	2,600,000	EUR	FRCPXTOB	Fixed 2.040%	Feb 2011	—	(86,663)	(86,663)
	BNP Paribas	4,500,000	EUR	FRCPXTOB	Fixed 1.988%	Dec 2011	—	(227,259)	(227,259)
	Citibank N.A.	15,000,000	EUR	FRCPXTOB	Fixed 2.110%	Nov 2008	—	(779,612)	(779,612)
	Citibank N.A.	4,300,000	AUD	6 Month BBR-BBSW	Fixed 6.500%	Jan 2010	(2,074)	(100,959)	(103,033)
	Citibank N.A.	3,100,000	USD	3 Month LIBOR	Fixed 5.000%	Dec 2018	(47,554)	340	(47,214)
	Citibank N.A.	1,300,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	17,966	(10,718)	7,248
	Citibank N.A.	8,500,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2015	(255,128)	70,356	(184,772)
	Credit Suisse International	6,900,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(149,743)	(253,432)	(403,175)
	Credit Suisse International	2,700,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	57,066	57,143	114,209
	Deutsche Bank	17,000,000	AUD	AUD-BBR-BBSW	Fixed 6.500%	Jan 2010	(10,724)	(396,619)	(407,343)
	Deutsche Bank	8,700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2015	(356,525)	167,405	(189,120)
	Deutsche Bank	840,000,000	JPY	Fixed 2.000%	6 Month LIBOR	Dec 2017	(13,823)	(69,723)	(83,546)
	Deutsche Bank	5,000,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2021	302,709	(397,417)	(94,708)
	Deutsche Bank	5,400,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2009	42,066	(16,591)	25,475
	Deutsche Bank	10,400,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2010	(4,643)	(222,930)	(227,573)
	Deutsche Bank	18,700,000	GBP	6 Month LIBOR	Fixed 6.000%	Mar 2010	271,681	(394,220)	(122,539)
	Deutsche Bank	60,500,000	AUD	6 Month BBR-BBSW	Fixed 7.000%	Jun 2010	3,566	(865,569)	(862,002)
	Deutsche Bank	5,300,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2026	443,210	(499,467)	(56,257)
	Goldman Sachs	12,500,000	EUR	FRCPXTOB	Fixed 1.995%	Mar 2012	2,587	(683,726)	(681,139)
	Goldman Sachs	600,000	EUR	FRCPXTOB	Fixed 1.960%	Mar 2012	—	(35,361)	(35,361)
	Goldman Sachs	5,000,000	GBP	6 month LIBOR	Fixed 5.000%	Mar 2013	31,104	(494,413)	(463,309)
	Goldman Sachs	3,900,000	GBP	Fixed 5.000%	6 Month LIBOR	Sep 2015	131,946	286,784	418,730
	Goldman Sachs	3,200,000	GBP	UKRPI	Fixed 3.110%	Jan 2018	—	(380,611)	(380,611)
	Goldman Sachs	2,000,000	USD	CPI-U	Fixed 2.970%	Mar 2018	—	(9,131)	(9,131)
	HSBC Bank USA, N.A.	1,800,000	GBP	Fixed 4.250%	6 Month LIBOR	Jun 2036	—	336,919	336,919
	JP Morgan Chase Bank	2,800,000	AUD	6 Month BBR-BBSW	Fixed 6.500%	Jan 2010	(1,225)	(65,879)	(67,104)
	JP Morgan Chase Bank	2,000,000	EUR	FRCPXTOB	Fixed 2.028%	Oct 2011	—	(79,970)	(79,970)
	JP Morgan Chase Bank	4,100,000	EUR	FRCPXTOB	Fixed 2.095%	Oct 2011	—	(138,123)	(138,123)
	JP Morgan Chase Bank	4,900,000	EUR	FRCPXTOB	Fixed 1.970%	Dec 2011	—	(260,759)	(260,759)

81

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	TERMINATION DATE	UPFRONT PAYMENT	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond, continued
	JP Morgan Chase Bank	1,900,000	EUR	FRCPXTOB	Fixed 2.353%	Oct 2016	—	($18,420)	($18,420)
	Lehman Bros Special Financing Inc.	4,500,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2023	($2,475)	(21,731)	(24,206)
	Lehman Bros Special Financing Inc.	8,400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	183,624	(136,791)	46,833
	Merrill Lynch International	1,100,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2009	7,777	(2,588)	5,189
	Merrill Lynch International	6,800,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(27,472)	29,683	2,211
	Merrill Lynch International	17,175,412	BRL	CDI	Fixed 12.540%	Jan 2012	(84,007)	(696,623)	(780,630)
	Merrill Lynch International	6,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2023	27,232	(64,348)	(37,116)
	Merrill Lynch International	13,000,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	513,500	(441,021)	72,479
	Morgan Stanley Capital Services	3,300,000,000	JPY	6 Month LIBOR	Fixed 1.000%	Mar 2009	(48,154)	10,848	(37,306)
	Morgan Stanley Capital Services	16,000,000	AUD	AUD-BBR-BBSW	Fixed 7.000%	Dec 2009	8,590	(150,816)	(142,226)
	Morgan Stanley Capital Services	92,400,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2009	670,824	(234,918)	435,906
	Morgan Stanley Capital Services	14,100,000	GBP	3 Month LIBOR	Fixed 5.000%	Dec 2009	(36,713)	(297,230)	(333,943)
	Morgan Stanley Capital Services	10,400,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2010	(4,668)	(222,906)	(227,574)
	Morgan Stanley Capital Services	6,774,225	BRL	CDI	Fixed 10.115%	Jan 2012	(141,706)	(532,944)	(674,650)
	Morgan Stanley Capital Services	2,300,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2013	(42,964)	(4,580)	(47,544)
	Morgan Stanley Capital Services	5,200,000	EUR	Fixed 4.000%	6 Month EURIBOR	Jun 2017	(28,818)	638,708	609,890
	Morgan Stanley Capital Services	2,000,000	AUD	Fixed 6.750%	AUD-BBR-BBSW	Dec 2017	714	89,105	89,819
	Morgan Stanley Capital Services	2,000,000	USD	CPURNSA	Fixed 2.980%	Mar 2018	—	(14,023)	(14,023)
	Morgan Stanley Capital Services	7,200,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(92,376)	(17,281)	(109,657)
	Morgan Stanley Capital Services	10,000,000	EUR	6 Month EURIBOR	Fixed 4.500%	Jun 2034	(683,186)	(12,145)	(695,331)
	Morgan Stanley Capital Services	1,981,778	BRL	CDI	Fixed 12.540%	Jan 2012	(7,545)	(82,528)	(90,073)
	Royal Bank of Canada	1,800,000	AUD	6 month BBR-BBSW	Fixed 6.500%	Jan 2010	(1,455)	(41,675)	(43,130)
	The Royal Bank of Scotland PLC	13,700,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2009	127,849	(63,218)	64,631
	The Royal Bank of Scotland PLC	38,600,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(162,796)	175,345	12,549
	The Royal Bank of Scotland PLC	8,500,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(168,745)	(327,920)	(496,665)
	The Royal Bank of Scotland PLC	84,700,000	USD	Fixed 4.000%	3 Month LIBOR	Dec 2010	(508,200)	404,409	(103,791)
	The Royal Bank of Scotland PLC	1,900,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	—	(91,156)	(91,156)
	The Royal Bank of Scotland PLC	1,200,000	EUR	FRCPXTOB	Fixed 1.950%	Mar 2012	—	(58,541)	(58,541)
	The Royal Bank of Scotland PLC	3,600,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2015	(86,292)	8,036	(78,256)
	The Royal Bank of Scotland PLC	6,100,000	GBP	UKRPI	Fixed 3.183%	Dec 2017	4,239	(654,332)	(650,093)
	The Royal Bank of Scotland PLC	890,000,000	JPY	Fixed 2.000%	6 Month LIBOR	Dec 2017	(13,428)	(75,091)	(88,519)
	The Royal Bank of Scotland PLC	1,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2023	(24,225)	14,005	(10,220)
	The Royal Bank of Scotland PLC	1,300,000	GBP	UKRPI	Fixed 3.440%	Sep 2027	—	(214,656)	(214,656)
	UBS AG	2,700,000	EUR	FRCPXTOB	Fixed 2.146%	Oct 2010	—	(52,886)	(52,886)
	UBS AG	2,000,000	EUR	FRCPXTOB	Fixed 2.350%	Oct 2016	—	(23,787)	(23,787)
	UBS AG	2,000,000	EUR	Fixed 2.275%	FRCPXTOB	Oct 2016	—	(23,787)	(23,787)
							($510,245)	($11,305,700)	($11,815,944)

Spectrum Income
	JP Morgan Chase Bank	830,000,000	KRW	CD KSDA	Fixed 5.290%	Jun 2012	—	($10,974)	($10,974)
	JP Morgan Chase Bank	232,000,000	KRW	CD KSDA	Fixed 5.060%	Jun 2012	—	(4,869)	(4,869)
	JP Morgan Chase Bank	608,000,000	KRW	CD KSDA	Fixed 5.200%	Jun 2012	—	(9,881)	(9,881)
	JP Morgan Chase Bank	608,000,000	KRW	CD KSDA	Fixed 5.180%	Jun 2012	—	(10,295)	(10,295)
							—	($36,019)	($36,019)

Total Return
	Bank of America NA	14,000,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	$85,498	($71,022)	$14,476
	Bank of America NA	23,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	574,980	(441,730)	133,250
	Barclays Bank PLC	14,200,000	GBP	6 Month LIBOR	Fixed 6.000%	Dec 2008	21,882	(51,390)	(29,508)
	Barclays Bank PLC	8,000,000	GBP	6 Month LIBOR	Fixed 6.000%	Mar 2009	43,273	(57,814)	(14,541)
	Barclays Bank PLC	8,500,000	GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	(124,245)	(80,638)	(204,883)
	Barclays Bank PLC	815,526	BRL	CDI	Fixed 11.360%	Jan 2010	—	(263,735)	(263,735)
	Barclays Bank PLC	4,800,000	EUR	FRCPXTOB	Fixed 2.103%	Oct 2010	—	(100,769)	(100,769)
	Barclays Bank PLC	700,000	EUR	FRCPXTOB	Fixed 1.960%	Apr 2012	—	(40,861)	(40,861)
	Barclays Bank PLC	4,400,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2013	44,572	(426,422)	(381,850)
	Barclays Bank PLC	1,800,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	205,600	258,054	463,654
	Barclays Bank PLC	2,100,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(18,522)	(13,461)	(31,983)
	BNP Paribas	16,500,000	USD	USSP5 BPS	Fixed 0.763%	Feb 2009	2,238	(7,769)	(5,531)
	BNP Paribas	1,100,000	EUR	FRCPXTOB	Fixed 2.090%	Oct 2010	—	(26,252)	(26,252)

82

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	TERMINATION DATE	UPFRONT PAYMENT	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return, continued
	BNP Paribas	8,400,000	USD	USSP2 BPS	Fixed 0.710%	Feb 2011	$2,144	($29,727)	($27,583)
	Citibank N.A.	6,400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(98,176)	703	(97,473)
	Citibank N.A.	6,600,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	100,207	(63,410)	36,797
	Credit Suisse International	1,700,000	GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	(19,810)	(20,773)	(40,583)
	Deutche Bank AG	8,500,000	GBP	6 Month LIBOR	Fixed 6.000%	Dec 2008	14,163	(31,827)	(17,664)
	Deutche Bank AG	5,200,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	46,704	(40,332)	6,372
	Deutche Bank AG	7,100,000	AUD	6 Month BBSW	Fixed 7.000%	Mar 2013	47,688	(260,902)	(213,214)
	Deutche Bank AG	9,700,000	AUD	Fixed 6.500%	6 Month BBSW	Mar 2018	(67,468)	205,464	137,996
	Deutche Bank AG	3,700,000	GBP	Fixed 4.000%	6 month LIBOR	Dec 2036	999,735	(46,668)	953,067
	HSBC Bank	3,200,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	482,167	342,105	824,272
	JP Morgan Chase Bank	4,500,000	EUR	–0.75 floor rate minus 10/2-Year CMS EUR-ISDA-EURIBOR rate spread	Upfront payment of $65,245	Dec 2008	(65,245)	(292)	(65,537)
	Lehman Brothers Special Financing, Inc.	11,200,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(101,696)	(68,882)	(170,578)
	Lehman Brothers Special Financing, Inc.	19,700,000	GBP	6 Month LIBOR	Fixed 4.500%	Sep 2009	—	(937,481)	(937,481)
	Lehman Brothers Special Financing, Inc.	1,800,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	16,488	(14,282)	2,206
	Lehman Brothers Special Financing, Inc.	3,600,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	13,500	(9,778)	3,722
	Merrill Lynch Capital Services, Inc.	5,700,000	USD	Fixed 5.000%	ICAP CMM FRA	Feb 2009	389,814	38,268	428,082
	Merrill Lynch Capital Services, Inc.	6,900,000	USD	Fixed 5.500%	ICAP CMM FRA	May 2009	31,160	151,011	182,171
	Merrill Lynch Capital Services, Inc.	4,340,205	BRL	CDI	Fixed 12.670%	Jan 2010	(6,552)	(67,226)	(73,778)
	Merrill Lynch Capital Services, Inc.	691,400	BRL	CDI	Fixed 12.780%	Jan 2010	3,581	(81,888)	(78,307)
	Merrill Lynch Capital Services, Inc.	2,827,251	BRL	CDI	Fixed 12.948%	Jan 2010	2,958	(21,602)	(18,644)
	Merrill Lynch Capital Services, Inc.	7,469,151	BRL	CDI	Fixed 11.430%	Jan 2010	—	(233,579)	(233,579)
	Merrill Lynch Capital Services, Inc.	25,000,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(67,125)	75,253	8,128
	Merrill Lynch Capital Services, Inc.	12,200,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	70,150	(55,200)	14,950
	Merrill Lynch Capital Services, Inc.	7,327,632	BRL	CDI	Fixed 11.980%	Jan 2012	—	(411,627)	(411,627)
	Merrill Lynch Capital Services, Inc.	31,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(322,757)	(163,085)	(485,842)
	Merrill Lynch Capital Services, Inc.	2,400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	(24,000)	26,482	2,482
	Merrill Lynch Capital Services, Inc.	800,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	—	33,840	33,840
	Merrill Lynch Capital Services, Inc.	6,600,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	135,036	(98,239)	36,797
	Merrill Lynch Capital Services, Inc.	7,700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	158,158	(115,228)	42,930
	Royal Bank of Canada	7,400,000	GBP	6 Month LIBOR	Fixed 6.000%	Mar 2009	42,706	(56,157)	(13,451)
	The Royal Bank of Scotland PLC	34,000,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(79,730)	90,783	11,053
	The Royal Bank of Scotland PLC	1,900,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	—	(91,156)	(91,156)
	The Royal Bank of Scotland PLC	3,000,000	EUR	FRCPXTOB	Fixed 1.950%	Mar 2012	—	(146,351)	(146,351)
	The Royal Bank of Scotland PLC	4,900,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	706,008	556,144	1,262,152
	The Royal Bank of Scotland PLC	5,600,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	126,112	(94,890)	31,222
	The Royal Bank of Scotland PLC	22,600,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	137,025	(109,331)	27,694
	The Royal Bank of Scotland PLC	8,700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(76,710)	(55,793)	(132,503)
	The Royal Bank of Scotland PLC	3,600,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	25,488	(21,766)	3,722
	UBS AG	67,100,000	AUD	3 Month BBSW	Fixed 7.000%	Sep 2009	79,966	(661,535)	(581,569)
	UBS AG	4,355,423	BRL	CDI	Fixed 12.410%	Jan 2010	(8,119)	(66,200)	(74,319)
	UBS AG	4,000,000	AUD	3 Month BBSW	Fixed 7.500%	Mar 2010	(11,159)	(2,486)	(13,645)
	UBS AG	1,100,000	EUR	FRCPXTOB	Fixed 2.146%	Oct 2010	—	(21,546)	(21,546)
	UBS AG	25,100,000	AUD	6 Month BBSW	Fixed 7.500%	Mar 2011	106,228	(258,971)	(152,743)
	UBS AG	8,191,632	BRL	CDI	Fixed 12.540%	Jan 2012	(5,927)	(366,374)	(372,301)
	UBS AG	10,862,197	BRL	CDI	Fixed 10.575%	Jan 2012	(227,851)	(727,331)	(955,182)
							$3,390,137	($5,255,671)	($1,865,534)

83

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The Portfolios had the following credit default swap contracts open at June 30, 2008:

PORTFOLIO	COUNTERPARTY	ISSUER	NOTIONAL AMOUNT	CURRENCY	BUY/SELL PROTECTION†	(PAY)/ RECEIVED FIXED RATE	TERMINATION DATE	UPFRONT PAYMENT MADE (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Active Bond
	UBS AG	Dominion Resources, Inc.	11,000,000	USD	Buy	(2.550)%	Mar 2013	—	($434,241)	($434,241)
	UBS AG	CDX.NA.IG.10	16,000,000	USD	Buy	(1.220)%	Jun 2013	($265,659)	161,539	(104,120)
	UBS AG	CDX.NA.IG.10	16,000,000	USD	Buy	(1.190)%	Jun 2013	(291,547)	187,427	(104,120)
								($557,206)	($85,275)	($642,481)

Global Bond
	Bank of America N.A.	CNA Financial Corporation	4,000,000	USD	Buy	(0.940)%	Dec 2014	—	$56,687	$56,687
	Bank of America N.A.	Computer Sciences Corporation	3,000,000	USD	Buy	(0.970)%	Mar 2018	—	(47,426)	(47,426)
	Bank of America N.A.	GMAC LLC	900,000	USD	Sell	8.850%	Mar 2009	—	(33,618)	(33,618)
	Bank of America N.A.	Federated Department Stores, Inc.	300,000	USD	Buy	(0.190)%	Sep 2009	—	5,321	5,321
	Bank of America N.A.	Consumers Energy Company	700,000	USD	Buy	(0.090)%	Mar 2012	—	30,560	30,560
	Bank of America N.A.	CDX.NA.IG.8	121,200,000	USD	Buy	(0.350)%	Jun 2012	$1,559,497	3,668,205	5,227,702
	Bank of America N.A.	Noble Corporation	2,900,000	USD	Buy	(0.542)%	Jun 2012	—	7,926	7,926
	Bank of America N.A.	Ford Motor Credit Company LLC	1,500,000	USD	Sell	3.950%	Dec 2012	—	(358,162)	(358,162)
	Bank of America N.A.	Federal Home Loan Mortgage Corporation	4,100,000	USD	Buy	(0.560)%	Sep 2013	—	16,690	16,690
	Bank of America N.A.	Marsh & Mclennan Companies, Inc.	3,000,000	USD	Buy	(0.990)%	Sep 2015	—	(30,914)	(30,914)
	Bank of America N.A.	Prologis	2,000,000	USD	Buy	(1.480)%	Dec 2015	—	66,426	66,426
	Bank of America N.A.	Autozone Inc.	1,500,000	USD	Buy	(0.600)%	Jun 2017	—	49,859	49,859
	Bank of America N.A.	CDX.NA.IG.8	16,000,000	USD	Buy	(0.600)%	Jun 2017	217,985	682,763	900,748
	Bank of America N.A.	Diamond Offshore Drilling, Inc.	1,000,000	USD	Buy	(0.485)%	Jun 2017	—	17,394	17,394
	Bank of America N.A.	Nordstrom Inc.	3,000,000	USD	Buy	(1.120)%	Mar 2018	—	10,339	10,339
	Bank of America N.A.	Spectra Energy Capital, LLC	3,000,000	USD	Buy	(1.180)%	Jun 2018	—	(45,685)	(45,685)
	Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	Buy	(1.490)%	Jun 2018	—	220,447	220,447
	Barclays Bank PLC	Sealed Air Corporation	3,000,000	USD	Buy	(1.035)%	Sep 2013	—	71,236	71,236
	Barclays Bank PLC	Citigroup Inc.	9,000,000	USD	Buy	(0.870)%	Jun 2018	—	371,842	371,842
	Barclays Bank PLC	Morgan Stanley	4,300,000	USD	Buy	(1.800)%	Sep 2018	—	28,205	28,205
	Barclays Bank PLC	SLM Corporation	100,000	USD	Sell	3.100%	Dec 2008	—	(994)	(994)
	Barclays Bank PLC	SLM Corporation	1,600,000	USD	Sell	4.000%	Mar 2009	—	(13,858)	(13,858)
	Barclays Bank PLC	General Electric Capital Corporation	500,000	USD	Sell	0.750%	Jun 2010	—	(4,803)	(4,803)
	Barclays Bank PLC	National Grid PLC	1,700,000	USD	Buy	(0.2075)%	Jun 2011	—	13,827	13,827
	Barclays Bank PLC	Noble Corporation	300,000	USD	Buy	(0.530)%	Jun 2012	—	953	953
	Barclays Bank PLC	iTRAXX Europe SUB Financials Series 8 Version 1	12,500,000	EUR	Buy	(0.700)%	Dec 2012	14,261	485,805	500,066
	Barclays Bank PLC	Kingdom of Spain	33,200,000	USD	Sell	0.260%	Mar 2013	—	(59,745)	(59,745)
	Barclays Bank PLC	CDX.NA.IG.10	500,000	USD	Buy	(1.550)%	Jun 2013	(5,441)	1,955	(3,486)
	Barclays Bank PLC	The Goldman Sachs Group Inc.	700,000	USD	Buy	(1.520)%	Jun 2013	—	(5,289)	(5,289)
	Barclays Bank PLC	CDX.NA.IG.8	97,500,000	USD	Buy	(0.600)%	Jun 2017	3,239,784	2,249,138	5,488,922
	Barclays Bank PLC	CDX.NA.IG.8	20,200,000	USD	Buy	(0.600)%	Jun 2017	246,300	890,894	1,137,194
	Barclays Bank PLC	Diamond Offshore Drilling, Inc.	400,000	USD	Buy	(0.470)%	Jun 2017	—	7,391	7,391
	Barclays Bank PLC	Citigroup Inc.	6,200,000	USD	Buy	(1.350)%	Sep 2018	—	44,034	44,034
	Bear, Stearns International, Ltd.	Daimler Chrysler AG	300,000	USD	Buy	(0.520)%	Jun 2010	—	978	978
	Bear, Stearns International, Ltd.	CNA Financial Corporation	900,000	USD	Buy	(0.440)%	Sep 2011	—	12,440	12,440
	Bear, Stearns International, Ltd.	Diamond Offshore Drilling, Inc.	500,000	USD	Buy	(0.230)%	Jun 2012	—	5,943	5,943
	Bear, Stearns International, Ltd.	Kraft Foods Inc.	1,300,000	USD	Buy	(0.170)%	Jun 2012	—	34,756	34,756
	Bear, Stearns International, Ltd.	Weyerhaeuser Company	3,000,000	USD	Buy	(0.550)%	Jun 2012	—	155,681	155,681
	Bear, Stearns International, Ltd.	Nisource Finance Corporation	400,000	USD	Buy	(0.620)%	Sep 2014	—	17,633	17,633
	Bear, Stearns International, Ltd.	Morgan Stanley	1,000,000	USD	Buy	(0.285)%	Dec 2015	—	95,050	95,050
	Bear, Stearns International, Ltd.	Goldman Sachs Group Inc.	1,100,000	USD	Buy	(0.330)%	Mar 2016	—	68,742	68,742
	Bear, Stearns International, Ltd.	Loews Corporation	400,000	USD	Buy	(0.330)%	Mar 2016	—	3,200	3,200
	Bear, Stearns International, Ltd.	Ryder System, Inc.	1,100,000	USD	Buy	(0.460)%	Dec 2016	—	57,157	57,157
	Bear, Stearns International, Ltd.	Sprint Nextel Corporation	1,400,000	USD	Buy	(1.125)%	Dec 2016	—	145,045	145,045
	BNP Paribas Securities Corp.	JP Morgan Chase & Co.	2,700,000	USD	Buy	(0.737)%	Mar 2018	—	61,123	61,123
	BNP Paribas Securities Corp.	The Bear Stearns Companies Inc.	5,900,000	USD	Buy	(2.180)%	Mar 2018	—	(490,644)	(490,644)
	BNP Paribas Securities Corp.	Lehman Brothers Holdings Inc.	2,100,000	USD	Buy	(1.550)%	Jun 2018	—	102,582	102,582
	Citibank N.A.	The Goldman Sachs Group Inc.	2,800,000	USD	Buy	(1.370)%	Jun 2018	—	5,221	5,221
	Citibank N.A.	GMAC LLC	700,000	USD	Sell	8.650%	Mar 2009	—	(27,107)	(27,107)
	Citibank N.A.	SLM Corporation	1,800,000	USD	Sell	4.300%	Mar 2009	—	(11,646)	(11,646)
	Citibank N.A.	Sara Lee Corporation	800,000	USD	Buy	(0.330)%	Sep 2011	—	1,444	1,444
	Citibank N.A.	CDX.NA.HY.8	1,200,000	USD	Sell	3.297%	Jun 2012	—	(23,177)	(23,177)
	Citibank N.A.	Autozone Inc.	800,000	USD	Buy	(0.680)%	Dec 2012	—	6,502	6,502

84

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	COUNTERPARTY	ISSUER	NOTIONAL AMOUNT	CURRENCY	BUY/SELL PROTECTION†	(PAY)/ RECEIVED FIXED RATE	TERMINATION DATE	UPFRONT PAYMENT MADE (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Global Bond, continued
	Citibank N.A.	Pearson PLC	3,000,000	USD	Buy	(0.570)%	Jun 2013	—	$18,830	$18,830
	Citibank N.A.	Sealed Air Corporation	1,200,000	USD	Buy	(0.590)%	Sep 2013	—	53,162	53,162
	Citibank N.A.	Valero Energy Corporation	3,000,000	USD	Buy	(1.120)%	Jun 2017	—	103,513	103,513
	Citibank N.A.	Darden Restaurants, Inc	3,000,000	USD	Buy	(1.450)%	Dec 2017	—	35,985	35,985
	Credit Suisse International	GAZPROM	2,200,000	USD	Sell	1.330%	Dec 2008	—	5,071	5,071
	Credit Suisse International	Russia	2,000,000	USD	Sell	0.450%	Jan 2009	—	(13)	(13)
	Credit Suisse International	Johnson Controls Inc.	900,000	USD	Buy	(0.240)%	Mar 2011	—	16,020	16,020
	Deutsche Bank AG	Deutsche Bank Aktiengesellschaft	4,300,000	USD	Sell	0.550%	Dec 2008	—	4,000	4,000
	Deutsche Bank AG	CDX.NA.IG.10	19,500,000	USD	Buy	(1.550)%	Jun 2013	($164,105)	30,142	(133,963)
	Deutsche Bank AG	CDX.NA.IG.9	8,400,000	USD	Buy	(0.800)%	Dec 2017	306,560	28,162	334,722
	Deutsche Bank AG	VTB CAPITAL SA	2,200,000	USD	Sell	1.700%	Dec 2008	—	195	195
	Deutsche Bank AG	GMAC LLC	1,500,000	USD	Sell	9.500%	Mar 2009	—	(49,441)	(49,441)
	Deutsche Bank AG	SLM Corporation	3,100,000	USD	Sell	3.050%	Mar 2009	—	(48,363)	(48,363)
	Deutsche Bank AG	ACE Limited	500,000	USD	Buy	(0.390)%	Jun 2014	—	9,174	9,174
	Deutsche Bank AG	Tate & Lyle Public Limited Company	400,000	USD	Buy	(0.510)%	Dec 2014	—	25,286	25,286
	Deutsche Bank AG	Marsh & Mclennan Companies, Inc.	2,000,000	USD	Buy	(0.800)%	Sep 2015	—	2,519	2,519
	Deutsche Bank AG	International Paper Company	1,000,000	USD	Buy	(0.700)%	Jun 2017	—	117,767	117,767
	Deutsche Bank AG	Nabors Industries, Inc.	3,000,000	USD	Buy	(0.630)%	Mar 2018	—	55,500	55,500
	Deutsche Bank AG	iTRAXX Europe Series 9 Version 1	24,900,000	EUR	Buy	(1.750)%	Jun 2018	(2,391,373)	555,129	(1,836,244)
	Deutsche Bank AG	Spectra Energy Capital, LLC	1,000,000	USD	Buy	(1.200)%	Jun 2018	—	(16,763)	(16,763)
	Goldman Sachs International	CDX.NA.IG.10	1,700,000	USD	Buy	(1.550)%	Jun 2013	(18,686)	6,835	(11,851)
	Goldman Sachs International	CDX.NA.IG.10	16,100,000	USD	Buy	(1.500)%	Jun 2018	(538,953)	334,296	(204,657)
	HSBC Bank USA, N.A.	JSC “Gazprom”	3,400,000	USD	Sell	1.300%	Dec 2008	—	7,317	7,317
	HSBC Bank USA, N.A.	GAZPROM	1,000,000	USD	Sell	1.500%	Jan 2009	—	9,931	9,931
	JP Morgan Chase Bank	Glitnir Banki HF	900,000	USD	Buy	(0.340)%	Mar 2011	—	175,967	175,967
	JP Morgan Chase Bank	Federative Republic of Brazil	4,300,000	USD	Sell	1.345%	Aug 2011	—	81,850	81,850
	JP Morgan Chase Bank	CNA Financial Corporation	700,000	USD	Buy	(0.440)%	Sep 2011	—	9,676	9,676
	JP Morgan Chase Bank	Health Care Property Investors, Inc.	300,000	USD	Buy	(0.610)%	Sep 2011	—	17,553	17,553
	JP Morgan Chase Bank	Federal Home Loan Mortgage Corporation	1,700,000	USD	Buy	(0.570)%	Sep 2013	—	6,128	6,128
	JP Morgan Chase Bank	Federal National Mortgage Association	4,900,000	USD	Buy	(0.570)%	Sep 2013	—	17,663	17,663
	Lehman Brothers Special Financing, Inc.	Federal National Mortgage Association	6,900,000	USD	Buy	(0.510)%	Jun 2013	—	37,763	37,763
	Lehman Brothers Special Financing, Inc.	GAZPROM	4,300,000	USD	Sell	1.350%	Dec 2008	—	10,352	10,352
	Lehman Brothers Special Financing, Inc.	Alcan Inc.	1,200,000	USD	Buy	(0.140)%	Mar 2011	—	3,372	3,372
	Lehman Brothers Special Financing, Inc.	Federative Republic of Brazil	3,100,000	USD	Sell	1.370%	Aug 2011	—	61,576	61,576
	Lehman Brothers Special Financing, Inc.	Federative Republic of Brazil	8,100,000	USD	Sell	1.280%	Aug 2011	—	136,735	136,735
	Lehman Brothers Special Financing, Inc.	Federative Republic of Brazil	4,900,000	USD	Sell	1.350%	Aug 2011	—	94,082	94,082
	Lehman Brothers Special Financing, Inc.	CDX.NA.HY.8	2,100,000	USD	Sell	3.920%	Jun 2012	—	6,411	6,411
	Lehman Brothers Special Financing, Inc.	Ford Motor Credit Company LLC	3,000,000	USD	Sell	3.650%	Dec 2012	—	(738,772)	(738,772)
	Lehman Brothers Special Financing, Inc.	Bellsouth Corporation	1,000,000	USD	Buy	(0.325)%	Sep 2014	—	3,371	3,371
	Lehman Brothers Special Financing, Inc.	ABX.HE.AAA.06-2	1,900,000	USD	Sell	0.110%	May 2046	(579,501)	(8,163)	(587,664)
	Merrill Lynch International	Xerox Corporation	1,300,000	USD	Buy	(0.130)%	Jan 2009	—	1,523	1,523
	Merrill Lynch International	Boston Scientific Corporation	1,000,000	USD	Buy	(0.510)%	Jun 2011	—	34,715	34,715
	Merrill Lynch International	Federative Republic of Brazil	6,300,000	USD	Sell	1.340%	Aug 2011	—	118,876	118,876
	Merrill Lynch International	International Lease Finance Corporation	1,100,000	USD	Buy	(0.130)%	Mar 2012	—	120,517	120,517
	Merrill Lynch International	CDX.NA.HY.8	11,500,000	USD	Sell	2.090%	Jun 2012	—	(720,456)	(720,456)
	Merrill Lynch International	CDX.NA.HY.8	2,800,000	USD	Sell	3.884%	Jun 2012	—	4,929	4,929
	Merrill Lynch International	CDX.NA.IG.8	20,000,000	USD	Buy	(0.350)%	Jun 2012	257,980	604,677	862,657
	Merrill Lynch International	Meadwestvaco Corporation	1,500,000	USD	Buy	(0.580)%	Jun 2012	—	82,534	82,534
	Merrill Lynch International	Exelon Corporation	1,000,000	USD	Buy	(0.520)%	Jun 2015	—	38,769	38,769
	Morgan Stanley Capital Services Inc.	GAZPROM	1,200,000	USD	Sell	1.320%	Dec 2008	—	2,705	2,705
	Morgan Stanley Capital Services Inc.	GAZPROM	1,000,000	USD	Sell	1.330%	Dec 2008	—	2,305	2,305

85

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	COUNTERPARTY	ISSUER	NOTIONAL AMOUNT	CURRENCY	BUY/SELL PROTECTION†	(PAY)/ RECEIVED FIXED RATE	TERMINATION DATE	UPFRONT PAYMENT MADE (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Global Bond, continued
	Morgan Stanley Capital Services Inc.	Russia	2,000,000	USD	Sell	0.460%	Jan 2009	—	$101	$101
	Morgan Stanley Capital Services Inc.	JSC “Gazprom”	900,000	USD	Sell	1.710%	Apr 2009	—	8,403	8,403
	Morgan Stanley Capital Services Inc.	Republic of Turkey	100,000	USD	Buy	(2.700)%	Sep 2010	—	(2,381)	(2,381)
	Morgan Stanley Capital Services Inc.	Viacom Inc.	300,000	USD	Buy	(0.640)%	Jun 2011	—	2,148	2,148
	Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	6,600,000	USD	Sell	1.380%	Aug 2011	—	133,283	133,283
	Morgan Stanley Capital Services Inc.	Alcoa Inc.	3,000,000	USD	Buy	(0.850)%	Mar 2012	—	3,593	3,593
	Morgan Stanley Capital Services Inc.	Lockheed Martin Corporation	1,100,000	USD	Buy	(0.089)%	Jun 2012	—	6,291	6,291
	Morgan Stanley Capital Services Inc.	Progress Energy Inc.	1,000,000	USD	Buy	(0.105)%	Jun 2012	—	13,124	13,124
	Morgan Stanley Capital Services Inc.	Masco Corporation	300,000	USD	Buy	(0.580)%	Sep 2012	—	21,523	21,523
	Morgan Stanley Capital Services Inc.	CDX.NA.IG.10	1,600,000	USD	Buy	(1.550)%	Jun 2013	($17,761)	6,608	(11,153)
	Morgan Stanley Capital Services Inc.	Simon Property Group, L.P.	3,000,000	USD	Buy	(0.885)%	Jun 2018	—	64,842	64,842
	Morgan Stanley Capital Services Inc.	Spectra Energy Capital, LLC	1,000,000	USD	Buy	(1.150)%	Jun 2018	—	(17,297)	(17,297)
	RBC Dominion	Daimler Chrysler AG	1,000,000	USD	Buy	(0.350)%	Jun 2009	—	2,193	2,193
	RBC Dominion	JP Morgan Chase & Co.	900,000	USD	Buy	(0.310)%	Mar 2016	—	47,795	47,795
	The Royal Bank of Scotland PLC	Landsbanki Islands HF.	1,000,000	USD	Buy	(0.330)%	Sep 2009	—	80,524	80,524
	The Royal Bank of Scotland PLC	Canadian Natural Resources Limited	1,100,000	USD	Buy	(0.191)%	Sep 2011	—	25,100	25,100
	The Royal Bank of Scotland PLC	CVS Corporation	300,000	USD	Buy	(0.240)%	Sep 2011	—	2,842	2,842
	The Royal Bank of Scotland PLC	Daimler Chrysler AG	400,000	USD	Buy	(0.620)%	Sep 2011	—	2,099	2,099
	The Royal Bank of Scotland PLC	Kaupthing Banki HF	1,000,000	USD	Buy	(0.490)%	Dec 2011	—	215,970	215,970
	The Royal Bank of Scotland PLC	Gatx Corporation	3,000,000	USD	Buy	(0.605)%	Mar 2012	—	68,698	68,698
	The Royal Bank of Scotland PLC	Glitnir Banki HF	1,100,000	USD	Buy	(0.290)%	Mar 2012	—	249,456	249,456
	The Royal Bank of Scotland PLC	Supervalu Inc.	800,000	USD	Sell	2.450%	Sep 2012	—	15,457	15,457
	The Royal Bank of Scotland PLC	Autozone Inc.	3,000,000	USD	Buy	(0.920)%	Jun 2013	—	1,049	1,049
	The Royal Bank of Scotland PLC	Morgan Stanley	1,200,000	USD	Buy	(1.850)%	Jun 2013	—	11,186	11,186
	The Royal Bank of Scotland PLC	Radioshack Corporation	4,000,000	USD	Buy	(1.430)%	Jun 2013	—	129,698	129,698
	The Royal Bank of Scotland PLC	Morgan Stanley	1,100,000	USD	Buy	(0.295)%	Dec 2015	—	103,937	103,937
	The Royal Bank of Scotland PLC	The Cleveland Electric Illuminating Company	3,000,000	USD	Buy	(0.940)%	Jun 2017	—	14,492	14,492
	The Royal Bank of Scotland PLC	American General Finance Corporation	3,000,000	USD	Buy	(1.820)%	Dec 2017	—	310,652	310,652
	The Royal Bank of Scotland PLC	The Bear Stearns Companies Inc.	900,000	USD	Buy	(2.223)%	Mar 2018	—	(77,680)	(77,680)
	UBS AG	Boston Scientific Corporation	1,600,000	USD	Buy	(2.060)%	Jun 2016	—	(23,058)	(23,058)
	UBS AG	Meadwestvaco Corporation	1,400,000	USD	Buy	(1.060)%	Jun 2017	—	111,901	111,901
	UBS AG	JP Morgan Chase & Co.	1,800,000	USD	Buy	(0.730)%	Mar 2018	—	41,674	41,674
	UBS AG	Amgen Inc.	6,000,000	USD	Buy	(1.000)%	Jun 2018	—	(30,939)	(30,939)
	Wachovia Capital Markets, Inc.	Global Santa Fe Corporation	700,000	USD	Buy	(0.520)%	Jun 2012	—	(4,910)	(4,910)
								$2,126,547	$11,667,612	$13,794,159

Real Return Bond
	Bank of America N.A.	Ace Limited	1,200,000	USD	Buy	(0.500)%	May 2008	—	$28,486	$28,486
	Bank of America N.A.	CDX.NA.HY.8	2,970,000	USD	Buy	(2.750)%	Jun 2012	$59,155	201,269	260,424
	Bank of America N.A.	CDX.NA.IG.8	2,700,000	USD	Buy	(0.350)%	Jun 2012	31,140	85,318	116,458
	Bank of America N.A.	CDX.NA.XO.8	100,000	USD	Buy	(1.400)%	Jun 2012	3,400	5,664	9,064
	Bank of America N.A.	Xstrata Canada Corporation	1,300,000	USD	Buy	(0.910)%	Jun 2012	—	21,870	21,870
	Bank of America N.A.	GMAC LLC	700,000	USD	Sell	7.000%	Sep 2012	—	(162,999)	(162,999)
	Bank of America N.A.	UST, Inc.	1,900,000	USD	Buy	(0.340)%	Sep 2012	—	3,448	3,448

86

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	COUNTERPARTY	ISSUER	NOTIONAL AMOUNT	CURRENCY	BUY/SELL PROTECTION†	(PAY)/ RECEIVED FIXED RATE	TERMINATION DATE	UPFRONT PAYMENT MADE (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Real Return Bond, continued
	Bank of America N.A.	Autozone, Inc.	3,600,000	USD	Buy	(0.620)%	Dec 2012	—	$38,011	$38,011
	Bank of America N.A.	Masco Corporation	3,300,000	USD	Buy	(0.870)%	Dec 2012	—	213,671	213,671
	Bank of America N.A.	Merrill Lynch & Co. Inc.	1,300,000	USD	Buy	(0.950)%	Dec 2012	—	78,729	78,729
	Bank of America N.A.	Liberty Mutual Group, Inc.	900,000	USD	Buy	(1.390)%	Mar 2014	—	15,130	15,130
	Bank of America N.A.	Spectra Energy Capital, LLC	1,300,000	USD	Buy	(0.830)%	Sep 2014	—	4,313	4,313
	Bank of America N.A.	Xstrata Canada Corporation	3,900,000	USD	Buy	(1.100)%	Jun 2015	—	125,238	125,238
	Bank of America N.A.	Nordstrom, Inc.	1,000,000	USD	Buy	(0.990)%	Mar 2018	—	12,920	12,920
	Bank of America N.A.	Baxter International, Inc.	1,100,000	USD	Buy	(0.310)%	Jun 2018	—	941	941
	Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	1,000,000	USD	Buy	(1.490)%	Jun 2018	—	73,483	73,483
	Bank of America N.A.	Marriott International, Inc.	5,000,000	USD	Buy	(1.730)%	Jun 2017	—	296,052	296,052
	Bank of America N.A.	YUM! Brands, Inc.	3,000,000	USD	Buy	(1.245)%	Mar 2018	—	(3,495)	(3,495)
	Barclays Bank PLC	GMAC LLC	1,100,000	USD	Sell	1.400%	Sep 2008	—	(29,143)	(29,143)
	Barclays Bank PLC	Republic of Panama	2,600,000	USD	Sell	0.300%	Dec 2008	—	(1,681)	(1,681)
	Barclays Bank PLC	Republic of Peru	1,300,000	USD	Sell	0.350%	Dec 2008	—	891	891
	Barclays Bank PLC	Russian Federation	1,300,000	USD	Sell	0.330%	Dec 2008	—	(628)	(628)
	Barclays Bank PLC	Ukraine	1,300,000	USD	Sell	0.780%	Dec 2008	—	(5,797)	(5,797)
	Barclays Bank PLC	CDX.NA.HY.8	4,455,000	USD	Buy	(2.750)%	Jun 2012	$159,705	230,931	390,636
	Barclays Bank PLC	Ford Motor Credit Company LLC	500,000	USD	Sell	3.800%	Sep 2012	—	(118,738)	(118,738)
	Barclays Bank PLC	GMAC LLC	200,000	USD	Sell	3.050%	Sep 2012	—	(62,713)	(62,713)
	Barclays Bank PLC	General Electric Capital Corporation	800,000	USD	Sell	1.010%	Mar 2013	—	(19,298)	(19,298)
	Barclays Bank PLC	CDX.NA.IG.10	6,900,000	USD	Buy	(1.550)%	Jun 2013	(40,871)	(6,408)	(47,279)
	Barclays Bank PLC	Rexam PLC	1,000,000	USD	Buy	(1.450)%	Jun 2013	—	$2,857	$2,857
	Barclays Bank PLC	Everest Reinsurance Holdings, Inc.	1,000,000	USD	Buy	(0.535)%	Dec 2014	—	31,999	31,999
	Barclays Bank PLC	The Black & Decker Corporation	1,000,000	USD	Buy	(1.180)%	Dec 2014	—	4,163	4,163
	Barclays Bank PLC	CDX.NA.IG.9	4,800,000	USD	Buy	(0.800)%	Dec 2017	64,786	126,459	191,245
	Barclays Bank PLC	CDX.NA.IG.9	2,200,000	USD	Buy	(6.550)%	Dec 2017	—	111,494	111,494
	Barclays Bank PLC	Genworth Financial, Inc.	1,000,000	USD	Buy	(0.830)%	Jun 2018	—	108,298	108,298
	Barclays Bank PLC	Genworth Financial, Inc.	700,000	USD	Buy	(0.960)%	Jun 2018	—	69,303	69,303
	Bear, Stearns International, Ltd.	CDX.NA.HY.8	6,930,000	USD	Buy	(2.750)%	Jun 2012	192,828	414,828	607,656
	Bear, Stearns International, Ltd.	The Goldman Sachs Group, Inc.	700,000	USD	Sell	0.800%	Sep 2012	—	(12,882)	(12,882)
	Bear, Stearns International, Ltd.	CDX.NA.HY.9	1,782,000	USD	Buy	(3.750)%	Dec 2012	28,175	127,948	156,123
	BNP Paribas	Lehman Brothers Holdings, Inc.	300,000	USD	Sell	1.120%	Sep 2012	—	(18,761)	(18,761)
	BNP Paribas	The Goldman Sachs Group, Inc.	1,300,000	USD	Buy	(0.390)%	Dec 2012	—	48,983	48,983
	BNP Paribas	Federal National Mortgage Association	1,000,000	USD	Sell	1.4014%	Mar 2013	—	(5,212)	(5,212)
	BNP Paribas	International Lease Finance Corporation	800,000	USD	Buy	(1.600)%	Dec 2013	—	44,462	44,462
	BNP Paribas	The Bear Stearns Companies, Inc.	3,000,000	USD	Buy	(0.810)%	Dec 2017	—	50,790	50,790
	BNP Paribas	The Bear Stearns Companies, Inc.	1,000,000	USD	Buy	(2.180)%	Mar 2018	—	(83,174)	(83,174)
	Citibank N.A.	GMAC LLC	5,800,000	USD	Sell	7.350%	Sep 2012	—	(1,309,081)	(1,309,081)
	Citibank N.A.	The Bear Stearns Companies, Inc.	1,400,000	USD	Sell	0.720%	Sep 2012	—	(18,207)	(18,207)
	Citibank N.A.	The Goldman Sachs Group, Inc.	1,000,000	USD	Buy	(0.400)%	Dec 2012	—	37,284	37,284
	Citibank N.A.	Omnicom Group, Inc.	1,250,000	USD	Buy	(0.940)%	Jun 2016	—	(22,995)	(22,995)
	Citibank N.A.	Masco Corporation	1,200,000	USD	Buy	(1.910)%	Dec 2016	—	40,368	40,368
	Citibank N.A.	Merrill Lynch & Co. Inc.	600,000	USD	Buy	(1.380)%	Jun 2018	—	28,772	28,772
	Credit Suisse International	JSC “Gazprom”	1,000,000	USD	Sell	1.000%	Nov 2008	—	1,482	1,482
	Credit Suisse International	Chesapeake Energy Corporation	200,000	USD	Sell	1.040%	Jun 2012	—	(6,204)	(6,204)
	Credit Suisse International	Chesapeake Energy Corporation	300,000	USD	Sell	1.010%	Jun 2012	—	(9,627)	(9,627)
	Credit Suisse International	Chesapeake Energy Corporation	300,000	USD	Sell	0.970%	Jun 2012	—	(10,056)	(10,056)
	Credit Suisse International	Chesapeake Energy Corporation	1,500,000	USD	Sell	1.550%	Sep 2012	—	(23,313)	(23,313)
	Credit Suisse International	The Bear Stearns Companies, Inc.	1,200,000	USD	Buy	(0.760)%	Dec 2017	—	24,635	24,635
	Deutsche Bank	GMAC LLC	300,000	USD	Buy	(4.250)%	Sep 2008	—	5,741	5,741
	Deutsche Bank	Republic of Indonesia	2,700,000	USD	Sell	0.510%	Dec 2008	—	(2,684)	(2,684)
	Deutsche Bank	Russian Federation	1,300,000	USD	Sell	0.325%	Dec 2008	—	(662)	(662)
	Deutsche Bank	Ukraine	1,300,000	USD	Sell	0.790%	Dec 2008	—	(5,730)	(5,730)
	Deutsche Bank	Masco Corporation	1,500,000	USD	Buy	(0.840)%	Dec 2012	—	98,817	98,817
	Deutsche Bank	CDX.NA.IG.10	23,900,000	USD	Buy	(1.550)%	Jun 2013	(320,424)	156,336	(164,088)

87

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	COUNTERPARTY	ISSUER	NOTIONAL AMOUNT	CURRENCY	BUY/SELL PROTECTION†	(PAY)/ RECEIVED FIXED RATE	TERMINATION DATE	UPFRONT PAYMENT MADE (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Real Return Bond, continued
	Deutsche Bank	Marsh & Mclennan Companies, Inc.	2,000,000	USD	Buy	(0.600)%	Sep 2015	—	$26,195	$26,195
	Deutsche Bank	Cardinal Health, Inc.	1,500,000	USD	Buy	(0.590)%	Jun 2017	—	14,021	14,021
	Deutsche Bank	The Bear Stearns Companies, Inc.	1,000,000	USD	Buy	(0.870)%	Mar 2018	—	12,843	12,843
	Deutsche Bank	Genworth Financial, Inc.	100,000	USD	Buy	(0.980)%	Jun 2018	—	9,850	9,850
	Deutsche Bank	American International Group, Inc.	1,400,000	USD	Sell	1.992%	Mar 2013	—	(9,019)	(9,019)
	Deutsche Bank	Home Depot, Inc.	1,250,000	USD	Buy	(1.565)%	Mar 2016	—	(16,174)	(16,174)
	Deutsche Bank	Macy’s, Inc.	1,000,000	USD	Buy	(2.100)%	Sep 2017	—	24,466	24,466
	Goldman Sachs	Ford Motor Credit Company LLC	2,800,000	USD	Sell	1.400%	Sep 2008	—	(48,893)	(48,893)
	Goldman Sachs	GMAC LLC	1,200,000	USD	Sell	3.050%	Sep 2012	—	(376,274)	(376,274)
	Goldman Sachs	Nordstrom, Inc.	1,900,000	USD	Buy	(0.270)%	Sep 2012	—	54,365	54,365
	Goldman Sachs	Nordstrom, Inc.	7,300,000	USD	Buy	(0.260)%	Sep 2012	—	211,676	211,676
	Goldman Sachs	Autozone, Inc.	1,800,000	USD	Buy	(0.380)%	Dec 2012	—	36,500	36,500
	Goldman Sachs	Kohl’s Corporation	1,800,000	USD	Buy	(0.590)%	Dec 2012	—	48,110	48,110
	Goldman Sachs	Nordstrom, Inc.	1,800,000	USD	Buy	(0.360)%	Dec 2012	—	49,675	49,675
	Goldman Sachs	The Bear Stearns Companies, Inc.	800,000	USD	Buy	(1.780)%	Dec 2012	—	(23,233)	(23,233)
	Goldman Sachs	The TJX Companies, Inc.	1,800,000	USD	Buy	(0.380)%	Dec 2012	—	7,491	7,491
	Goldman Sachs	CDX.NA.IG.10	15,800,000	USD	Buy	(1.550)%	Jun 2013	($170,844)	60,705	(110,139)
	Goldman Sachs	BP GST	1,000,000	USD	Buy	(2.910)%	Mar 2018	—	(48,644)	(48,644)
	Goldman Sachs	Telecom Italia Spa	800,000	USD	Buy	(1.550)%	Jun 2018	—	9,746	9,746
	Goldman Sachs	The Travelers Companies, Inc.	1,200,000	USD	Buy	(0.590)%	Jun 2018	—	20,148	20,148
	Lehman Brothers Special Financing, Inc.	GMAC LLC	1,700,000	USD	Sell	1.425%	Sep 2008	—	(44,931)	(44,931)
	Lehman Brothers Special Financing, Inc.	Republic of Peru	1,300,000	USD	Sell	0.370%	Dec 2008	—	1,025	1,025
	Lehman Brothers Special Financing, Inc.	The Goldman Sachs Group, Inc.	1,000,000	USD	Sell	0.720%	Sep 2012	—	(23,460)	(23,460)
	Lehman Brothers Special Financing, Inc.	CDX.NA.HY.9	2,900,000	USD	Sell	3.330%	Dec 2012	—	(204,390)	(204,390)
	Lehman Brothers Special Financing, Inc.	CDX.NA.IG.9	44,700,000	USD	Buy	(0.600)%	Dec 2012	316,044	1,172,643	1,488,687
	Lehman Brothers Special Financing, Inc.	CDX.NA.IG.9	10,000,000	USD	Buy	(0.800)%	Dec 2017	(28,509)	426,935	398,426
	Merrill Lynch International	CDX.NA.HY.8	3,564,000	USD	Buy	(2.750)%	Jun 2012	80,700	231,808	312,508
	Merrill Lynch International	CDX.NA.HY.9	800,000	USD	Sell	6.510%	Dec 2012	—	42,662	42,662
	Merrill Lynch International	CDX.NA.HY.9	600,000	USD	Sell	6.690%	Dec 2012	—	36,202	36,202
	Merrill Lynch International	CDX.NA.IG.9	26,900,000	USD	Buy	(0.600)%	Dec 2012	(66,513)	962,389	895,876
	Morgan Stanley Capital Services	Target Corporation	1,000,000	USD	Buy	(1.200)%	Mar 2008	—	(34,597)	(34,597)
	Morgan Stanley Capital Services	CDX.NA.HY.8	1,999,800	USD	Buy	(2.750)%	Jun 2012	71,030	104,322	175,352
	Morgan Stanley Capital Services	GMAC LLC	600,000	USD	Sell	6.850%	Jun 2012	—	(139,386)	(139,386)
	Morgan Stanley Capital Services	Ford Motor Credit Company LLC	900,000	USD	Sell	3.800%	Sep 2012	—	(213,730)	(213,730)
	Morgan Stanley Capital Services	The Goldman Sachs Group, Inc.	800,000	USD	Sell	0.750%	Sep 2012	—	(17,865)	(17,865)
	Morgan Stanley Capital Services	Staples Inc.	1,100,000	USD	Buy	(0.530)%	Dec 2012	—	27,845	27,845
	Morgan Stanley Capital Services	The Black & Decker Corporation	1,100,000	USD	Buy	(0.490)%	Dec 2012	—	29,109	29,109
	Morgan Stanley Capital Services	The Sherwin-Williams Company	1,100,000	USD	Buy	(0.290)%	Dec 2012	—	27,111	27,111
	Morgan Stanley Capital Services	V.F. Corporation	1,100,000	USD	Buy	(0.250)%	Dec 2012	—	18,472	18,472
	Morgan Stanley Capital Services	Whirlpool Corporation	1,100,000	USD	Buy	(0.490)%	Dec 2012	—	27,023	27,023
	Morgan Stanley Capital Services	CDS.IG.10.5	2,700,000	USD	Buy	(1.550)%	Jun 2013	(13,363)	(5,137)	(18,500)
	Morgan Stanley Capital Services	CDX.NA.IG.10	3,000,000	USD	Buy	(1.550)%	Jun 2013	(18,904)	(1,421)	(20,325)
	Morgan Stanley Capital Services	Pearson PLC	2,500,000	USD	Buy	(0.750)%	Jun 2014	—	(621)	(621)
	Morgan Stanley Capital Services	American Electric Power Company, Inc.	600,000	USD	Buy	(0.470)%	Jun 2015	—	8,125	8,125
	Morgan Stanley Capital Services	CDX.NA.IG.9	6,200,000	USD	Buy	(0.800)%	Dec 2017	117,819	129,204	247,023

88

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	COUNTERPARTY	ISSUER	NOTIONAL AMOUNT	CURRENCY	BUY/SELL PROTECTION†	(PAY)/ RECEIVED FIXED RATE	TERMINATION DATE	UPFRONT PAYMENT MADE (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Real Return Bond, continued
	Morgan Stanley Capital Services	Prologis	1,300,000	USD	Buy	(1.320)%	Jun 2018	—	$65,650	$65,650
	Morgan Stanley Capital Services	Simon Property Group, L.P.	2,500,000	USD	Buy	(0.885)%	Jun 2018	—	54,036	54,036
	Morgan Stanley Capital Services	CMBX.NA.AAA.3	2,400,000	USD	Sell	0.080%	Dec 2049	($403,395)	180,070	(223,325)
	The Royal Bank of Scotland PLC	Lehman Brothers Holdings, Inc.	700,000	USD	Sell	0.660%	Sep 2012	—	(54,907)	(54,907)
	The Royal Bank of Scotland PLC	Simon Property Group, L.P.	600,000	USD	Buy	(1.010)%	Dec 2015	—	7,793	7,793
	The Royal Bank of Scotland PLC	Macy’s, Inc.	1,000,000	USD	Buy	(2.111)%	Dec 2016	—	22,534	22,534
	UBS AG	CDX.NA.HY.8	6,930,000	USD	Buy	(2.750)%	Jun 2012	256,856	350,800	607,656
	UBS AG	GMAC LLC	1,100,000	USD	Buy	(4.850)%	Sep 2012	—	304,462	304,462
	UBS AG	Merrill Lynch & Co. Inc.	700,000	USD	Buy	(0.920)%	Dec 2012	—	43,170	43,170
	UBS AG	Dominion Resources, Inc.	1,000,000	USD	Buy	(0.590)%	Mar 2014	—	2,428	2,428
								$318,815	$4,630,823	$4,949,638

Spectrum Income
	JP Morgan Chase Bank	Compagnie St Gobain	60,000	EUR	Buy	(0.240)%	Jun 2012		($4,536)	($4,536)
	JP Morgan Chase Bank	Holcim Ltd	60,000	EUR	Buy	(0.240)%	Jun 2012		4,193	4,193
	JP Morgan Chase Bank	Kelda Group PLC	50,000	EUR	Buy	(0.240)%	Jun 2012		2,562	2,562
	JP Morgan Chase Bank	Halyk Bank	130,000	USD	Sell	2.750%	Dec 2012		(7,943)	(7,943)
	JP Morgan Chase Bank	Republic Ukraine	250,000	USD	Sell	2.410%	Dec 2012		(11,012)	(11,012)
	JP Morgan Chase Bank	Rentokil Initial	50,000	EUR	Buy	(2.581)%	Mar 2013		(575)	(575)
	JP Morgan Chase Bank	United Utilities	100,000	EUR	Buy	(0.951)%	Mar 2013		(955)	(955)
	JP Morgan Chase Bank	CDX EM	2,000,000	USD	Buy	(2.650)%	Jun 2013	$13,000	(11,407)	1,593
	JP Morgan Chase Bank	Electrolux AB	75,000	EUR	Buy	(1.180)%	Jun 2013		1,320	1,320
								$13,000	($28,353)	($15,353)

Total Return
	Bank of America	General Motors Corporation	800,000	USD	Sell	4.500%	Dec 2012	—	($259,862)	($259,862)
	Barclays Bank PLC	SLM Corporation	300,000	USD	Sell	5.100%	Jun 2009	—	794	794
	Barclays Bank PLC	General Electric Capital Corporation	1,600,000	USD	Sell	0.770%	Jun 2010	—	(14,738)	(14,738)
	Barclays Bank PLC	Mexico	1,000,000	USD	Sell	0.390%	Jan 2012	—	(16,254)	(16,254)
	Barclays Bank PLC	Ford Motor Credit Company LLC	500,000	USD	Sell	5.800%	Sep 2012	—	(94,409)	(94,409)
	Barclays Bank PLC	Ford Motor Credit Company LLC	2,500,000	USD	Sell	4.150%	Sep 2012	—	(572,457)	(572,457)
	Barclays Bank PLC	GMAC LLC	1,900,000	USD	Sell	4.800%	Sep 2012	—	(527,891)	(527,891)
	Barclays Bank PLC	GMAC LLC	2,500,000	USD	Sell	3.650%	Sep 2012	—	(753,316)	(753,316)
	Barclays Bank PLC	American International Group, Inc.	1,800,000	USD	Sell	1.670%	Mar 2013	—	(34,616)	(34,616)
	Barclays Bank PLC	FLHMC	4,500,000	USD	Sell	0.720%	Mar 2013	—	19,864	19,864
	Barclays Bank PLC	CDX.EM.9	2,800,000	USD	Sell	2.650%	Jun 2013	($3,350)	16,089	12,739
	Barclays Bank PLC	General Electric Capital Corporation	300,000	USD	Sell	0.935%	Dec 2010	—	(2,952)	(2,952)
	Barclays Bank PLC	CDX.NA.IG.10	4,400,000	USD	Buy	(1.550)%	Jun 2013	(23,681)	(6,468)	(30,149)
	BNP Paribas	General Electric Capital Corporation	1,200,000	USD	Sell	0.940%	Dec 2010	—	(11,605)	(11,605)
	BNP Paribas	General Motors Corporation	100,000	USD	Sell	4.800%	Dec 2012	—	(31,744)	(31,744)
	Citibank N.A.	General Electric Capital Corporation	900,000	USD	Sell	0.750%	Mar 2009	—	(636)	(636)
	Citibank N.A.	CDX.NA.HY.8	500,000	USD	Sell	2.179%	Jun 2012	—	(29,726)	(29,726)
	Citibank N.A.	CDX.NA.HY.8	900,000	USD	Sell	2.144%	Jun 2012	—	(54,638)	(54,638)
	Citibank N.A.	CDX.NA.HY.8	2,086,673	USD	Sell	0.401%	Jun 2012	—	(66,838)	(66,838)
	Citibank N.A.	CDX.NA.HY.8	4,968,270	USD	Sell	0.360%	Jun 2012	—	(165,940)	(165,940)
	Citibank N.A.	CDX.NA.HY.8	8,446,059	USD	Sell	0.355%	Jun 2012	—	(283,508)	(283,508)
	Citibank N.A.	GMAC LLC	1,000,000	USD	Sell	3.720%	Sep 2012	—	(299,897)	(299,897)
	Credit Suisse International	GAZPROM	1,000,000	USD	Sell	1.000%	Nov 2008	—	1,456	1,456
	Deutche Bank AG	General Electric Capital Corporation	500,000	USD	Sell	0.950%	Dec 2010	—	(4,717)	(4,717)
	Deutche Bank AG	Ford Motor Credit Company LLC	1,100,000	USD	Sell	5.650%	Sep 2012	—	(211,715)	(211,715)
	Deutche Bank AG	GMAC LLC	1,400,000	USD	Sell	4.000%	Sep 2012	—	(411,849)	(411,849)
	Deutche Bank AG	CDX.NA.IG.9	12,600,000	USD	Sell	0.705%	Dec 2012	—	95,383	95,383
	Deutche Bank AG	General Motors Corporation	500,000	USD	Sell	4.600%	Dec 2012	—	(161,181)	(161,181)
	Deutche Bank AG	Berkshire Hathaway	2,000,000	USD	Sell	0.850%	Mar 2013	—	(7,185)	(7,185)
	Deutche Bank AG	General Motors Corporation	6,000,000	USD	Sell	7.700%	Mar 2013	—	(1,490,143)	(1,490,143)
	Deutche Bank AG	CDX.IG.10 5Y	2,500,000	USD	Sell	0.530%	Jun 2013	—	110	110
	Deutche Bank AG	CDX.NA.IG.10	22,000,000	USD	Buy	(1.550)%	Jun 2013	(148,236)	(1,893)	(150,129)

89

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	COUNTERPARTY	ISSUER	NOTIONAL AMOUNT	CURRENCY	BUY/SELL PROTECTION†	(PAY)/ RECEIVED FIXED RATE	TERMINATION DATE	UPFRONT PAYMENT MADE (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Total Return, continued
	Goldman Sachs International	General Electric Capital Corporation	500,000	USD	Sell	0.830%	Dec 2009	—	($2,568)	($2,568)
	Goldman Sachs International	General Electric Capital Corporation	700,000	USD	Sell	0.900%	Dec 2010	—	(7,449)	(7,449)
	Goldman Sachs International	CDX.IG.10 5Y	3,100,000	USD	Sell	0.463%	Jun 2013	—	9,071	9,071
	Goldman Sachs International	CDX.NA.IG.10	46,300,000	USD	Buy	(1.550)%	Jun 2013	($593,848)	270,800	(323,048)
	HSBC Bank USA, N.A.	GAZPROM	1,900,000	USD	Sell	0.970%	Nov 2008	—	2,477	2,477
	HSBC Bank USA, N.A.	GAZPROM	4,300,000	USD	Sell	1.250%	Dec 2008	—	8,128	8,128
	HSBC Bank USA, N.A.	Ukraine	8,100,000	USD	Sell	0.730%	Apr 2009	—	(59,069)	(59,069)
	HSBC Bank USA, N.A.	Mexico	2,000,000	USD	Sell	0.180%	May 2009	—	(757)	(757)
	HSBC Bank USA, N.A.	Panama	1,400,000	USD	Sell	0.760%	Jan 2012	—	(11,205)	(11,205)
	JP Morgan Chase Bank	Panama	700,000	USD	Sell	1.250%	Jan 2017	—	(19,520)	(19,520)
	Lehman Brothers Special Financing, Inc.	Indonesia	1,300,000	USD	Sell	0.400%	Dec 2008	—	(2,030)	(2,030)
	Lehman Brothers Special Financing, Inc.	Ford Motor Credit Company LLC	2,500,000	USD	Sell	6.100%	Sep 2012	—	(453,787)	(453,787)
	Lehman Brothers Special Financing, Inc.	General Motors Corporation	9,900,000	USD	Sell	8.550%	Mar 2013	—	(2,246,672)	(2,246,672)
	Lehman Brothers Special Financing, Inc.	CDX.EM.9	14,900,000	USD	Sell	2.650%	Jun 2013	7,330	60,461	67,791
	Lehman Brothers Special Financing, Inc.	Mexico	700,000	USD	Sell	0.920%	Mar 2016	—	(14,452)	(14,452)
	Lehman Brothers Special Financing, Inc.	Panama	1,000,000	USD	Sell	1.170%	Apr 2017	—	(38,582)	(38,582)
	Merrill Lynch Capital Services, Inc.	CDX.NA.HY.8	1,000,000	USD	Sell	2.070%	Jun 2012	—	(63,366)	(63,366)
	Merrill Lynch Capital Services, Inc.	Brazil	1,000,000	USD	Sell	1.950%	Apr 2016	—	39,312	39,312
	Merrill Lynch Capital Services, Inc.	GMAC LLC	4,000,000	USD	Sell	1.850%	Sep 2009	—	(624,928)	(624,928)
	Merrill Lynch Capital Services, Inc.	CDX.NA.HY.8	2,000,000	USD	Sell	1.833%	Jun 2012	—	(143,750)	(143,750)
	Morgan Stanley Capital Services, Inc.	Russia	5,000,000	USD	Sell	0.305%	Dec 2008	—	(3,065)	(3,065)
	Morgan Stanley Capital Services, Inc.	General Electric Capital Corporation	800,000	USD	Sell	0.950%	Jan 2009	—	(346)	(346)
	Morgan Stanley Capital Services, Inc.	CDX.NA.HY.8	600,000	USD	Sell	2.170%	Jun 2012	—	(35,866)	(35,866)
	Morgan Stanley Capital Services, Inc.	CDX.NA.HY.8	1,000,000	USD	Sell	2.080%	Jun 2012	—	(63,007)	(63,007)
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	4,800,000	USD	Sell	0.963%	Dec 2012	—	(726)	(726)
	Morgan Stanley Capital Services, Inc.	General Motors Corporation	200,000	USD	Sell	4.630%	Dec 2012	—	(64,325)	(64,325)
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.10	35,600,000	USD	Buy	(1.550)%	Jun 2013	(380,823)	132,626	(248,197)
	Morgan Stanley Capital Services, Inc.	GAZPROM	100,000	USD	Sell	2.180%	Feb 2013	—	1,175	1,175
	Morgan Stanley Capital Services, Inc.	CDX.EM.9	1,400,000	USD	Sell	2.650%	Jun 2013	2,139	4,231	6,370
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.3	17,400,000	USD	Sell	0.080%	Dec 2049	(2,661,337)	1,042,232	(1,619,105)
	The Royal Bank of Scotland PLC	American International Group, Inc.	5,200,000	USD	Sell	1.958%	Mar 2013	—	(40,581)	(40,581)
	The Royal Bank of Scotland PLC	Bank of America Corporation	4,000,000	USD	Sell	0.820%	Mar 2013	—	(38,764)	(38,764)
	The Royal Bank of Scotland PLC	Deutsche Bank AG	11,800,000	USD	Sell	0.550%	Dec 2008	—	10,976	10,976
	UBS AG	GAZPROM	1,000,000	USD	Sell	2.180%	Feb 2013	—	11,686	11,686
								($3,801,806)	($7,724,122)	($11,525,928)

†	If the Fund is a Seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the Buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

BBR — Bank Bill Rate

BBSW — Bank Bill Swap Rate

CD KSDA — Korea Securities Dealers Association

CDI — Brazil Interbank Deposit Rate

CPI-U — Non-revised Consumer Price Index—Urban

FRCPXTOB — French CPI Ex Tobacco Daily Reference Index

28-Day Mexico Interbank TIIE Banxico — Tasa de Interes Interbancario de Equilibrio

Currency symbols are defined as follows:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	European Currency

GBP	British Pound

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

USD	U.S. Dollar

90

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Forward Foreign Currency Contracts  All Portfolios of the Trust described in this Semiannual Report, with the exception of Money Market and Money Market B, may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by a Portfolio on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At June 30, 2008, certain Portfolios entered into forward foreign currency contracts, which contractually obligate the Portfolios to deliver currencies at future dates. Open forward foreign currency contracts as of June 30, 2008, were as follows:

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Active Bond	SELLS
	Canadian Dollar	961,930	9/30/08	$1,871
				$1,871

Global Bond	BUYS
	Australian Dollar	974,000	8/7/08	$3,244
	Brazilian Real	28,408,214	7/2/08	2,511,188
	Brazilian Real	15,120,824	7/2/08	1,361,514
	Brazilian Real	12,105,930	7/2/08	1,073,049
	Brazilian Real	18,423,303	7/2/08	2,262,900
	Brazilian Real	3,643,393	12/2/08	231,127
	Brazilian Real	18,107,826	12/2/08	311,870
	Canadian Dollar	7,619,000	8/11/08	(61,219)
	Canadian Dollar	1,625,000	8/11/08	(10,283)
	Chilean Peso	102,553,000	7/10/08	(10,233)
	Chilean Peso	57,900,000	12/10/08	(10,353)
	Chilean Peso	102,553,000	5/6/09	(23,578)
	Chinese Yuan Renminbi	26,132,792	7/2/08	199,052
	Chinese Yuan Renminbi	22,923,500	7/2/08	3,159
	Chinese Yuan Renminbi	22,923,503	7/2/08	3,159
	Chinese Yuan Renminbi	19,714,211	7/2/08	151,105
	Chinese Yuan Renminbi	22,156,875	11/13/08	55,776
	Chinese Yuan Renminbi	9,197,120	3/2/09	88,651
	Chinese Yuan Renminbi	33,421,943	5/6/09	35,742
	Chinese Yuan Renminbi	53,088,727	5/6/09	58,287
	Chinese Yuan Renminbi	11,855,852	5/6/09	38,717
	Chinese Yuan Renminbi	23,993,176	5/6/09	44,779
	Chinese Yuan Renminbi	10,667,313	5/6/09	17,690
	Chinese Yuan Renminbi	10,303,900	5/17/10	(16,326)
	Chinese Yuan Renminbi	11,612,440	5/17/10	(12,319)
	Danish Kroner	2,884,000	9/9/08	11,128
	Euro	340,000	7/24/08	61
	Euro	174,547,000	7/24/08	2,808,576
	Hungarian Forint	567,060	7/10/08	390
	Hungarian Forint	567,060	11/19/08	161
	Indian Rupee	52,072,920	8/12/08	(110,065)
	Indian Rupee	49,238,403	11/12/08	(90,346)
	Indian Rupee	124,812,900	11/12/08	(232,807)
	Indian Rupee	141,294,302	11/12/08	(292,106)
	Japanese Yen	2,628,832,000	7/28/08	148,588
	Japanese Yen	30,162,430,000	7/28/08	4,718,538
	Malaysian Ringgit	17,219,269	11/12/08	(231,083)
	Malaysian Ringgit	27,034,800	11/12/08	(382,205)
	Malaysian Ringgit	29,420,134	11/12/08	(424,398)
	Mexican Peso	5,784,405	7/10/08	39,146
	Mexican Peso	253,347	7/10/08	1,009
	Mexican Peso	270,422	7/10/08	1,099

91

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond, continued	BUYS
	Mexican Peso	96,000	11/19/08	($8)
	Mexican Peso	96,000	11/19/08	(4)
	Mexican Peso	96,000	11/19/08	—
	Mexican Peso	490,061	11/19/08	399
	Philippine Peso	53,947,460	8/22/08	(39,295)
	Philippine Peso	88,331,040	8/22/08	(71,792)
	Polish Zloty	19,000	7/10/08	272
	Polish Zloty	574,000	7/10/08	60,202
	Pound Sterling	2,045,000	8/11/08	7,132
	Pound Sterling	2,656,000	8/11/08	45,748
	Singapore Dollar	1,902,654	8/28/08	63,962
	Singapore Dollar	1,663,215	8/28/08	46,832
	Singapore Dollar	923,848	11/21/08	3,481
	Singapore Dollar	954,494	11/21/08	9,265
	Singapore Dollar	957,460	11/21/08	8,348
	Singapore Dollar	2,827,563	11/21/08	79,960
	Singapore Dollar	924,188	11/21/08	3,733
	South African Rand	1,071,000	7/10/08	(6,005)
	South African Rand	1,071,000	12/10/08	3,826
	South Korean Won	1,346,577,569	8/4/08	(185,746)
	South Korean Won	491,767,500	8/4/08	(55,034)
	South Korean Won	8,453,287,910	8/4/08	(54,399)
	South Korean Won	81,488,000	8/4/08	(10,125)
	South Korean Won	2,009,109,600	8/4/08	(201,959)
	Swedish Krona	23,181,000	9/9/08	17,244
	Taiwan Dollar	61,097,993	9/4/08	(9,413)
				$13,989,008

	SELLS
	Australian Dollar	16,309,148	7/24/08	($119,352)
	Brazilian Real	1,812,000	7/2/08	(168,000)
	Brazilian Real	7,940,000	7/2/08	(1,021,063)
	Brazilian Real	18,228,793	7/2/08	(1,180,208)
	Brazilian Real	5,480,000	7/2/08	(597,042)
	Brazilian Real	7,098,000	7/2/08	(478,521)
	Brazilian Real	1,993,000	7/2/08	(180,031)
	Brazilian Real	577,000	12/2/08	(53,277)
	Brazilian Real	3,073,500	12/2/08	(356,248)
	Brazilian Real	1,592,000	12/2/08	(132,253)
	Brazilian Real	4,435,000	12/2/08	(396,785)
	Canadian Dollar	229,948	8/11/08	600
	Canadian Dollar	1,118,109	8/11/08	10,571
	Canadian Dollar	1,609,852	8/11/08	(489)
	Chilean Peso	219,130	7/10/08	23,785
	Chinese Yuan Renminbi	3,809,945	7/2/08	(3,601)
	Chinese Yuan Renminbi	3,173,022	7/2/08	(172,193)
	Chinese Yuan Renminbi	3,172,803	7/2/08	(172,413)
	Chinese Yuan Renminbi	2,874,169	7/2/08	(2,717)
	Chinese Yuan Renminbi	1,312,187	3/2/09	(88,463)
	Euro	30,303,000	7/24/08	1,683
	Euro	1,157,820	7/24/08	3,634
	Hungarian Forint	3,626	7/10/08	(159)
	Japanese Yen	24,237,539	7/1/08	(139,056)
	Japanese Yen	24,760,832	7/28/08	(5,182)
	Japanese Yen	2,801,438	7/28/08	(39,923)
	Japanese Yen	933,517	7/28/08	(140)
	Malaysian Ringgit	877,000	8/4/08	32,036

92

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond, continued	SELLS
	Mexican Peso	47,001	7/10/08	($446)
	Mexican Peso	523,000	7/10/08	(40,313)
	New Zealand Dollar	6,060,424	7/24/08	(37,720)
	Polish Zloty	243,662	7/10/08	(34,322)
	Polish Zloty	8,419	5/6/09	(264)
	Pound Sterling	2,227,916	8/11/08	356
	South African Rand	132,468	7/10/08	(3,929)
	South Korean Won	3,324,619	8/4/08	297,326
	South Korean Won	3,446,000	8/4/08	315,850
				($4,738,269)

High Income	SELLS
	Canadian Dollar	5,485,947	9/30/08	$10,668
	Pound Sterling	1,488,530	9/30/08	(26,587)
				($15,919)

High Yield	BUYS
	Indian Rupee	73,778,800	9/16/08	($8,178)
	Indian Rupee	110,617,800	9/16/08	(25,609)
				($33,787)

Investment Quality Bond	BUYS
	Malaysian Ringgit	3,575,000	9/17/08	$669
	Malaysian Ringgit	3,574,000	9/17/08	(1,343)
	Malaysian Ringgit	10,724,000	9/17/08	(2,016)
				($2,690)

	SELLS
	Brazilian Real	2,477,639	9/17/08	($67,849)
	New Zealand Dollar	4,371,431	9/17/08	7,356
	Pound Sterling	2,305,490	9/17/08	(36,740)
	Pound Sterling	1,961,997	9/17/08	(39,689)
	Pound Sterling	2,308,905	9/17/08	(39,265)
				($176,187)

Real Return Bond	BUYS
	Brazilian Real	27,948,611	7/2/08	$750,495
	Brazilian Real	2,410,998	7/2/08	206,019
	Brazilian Real	53,686,879	12/2/08	4,110,876
	Canadian Dollar	492,000	8/11/08	(3,953)
	Chinese Yuan Renminbi	24,910,225	3/2/09	268,136
	Chinese Yuan Renminbi	31,373,250	3/2/09	352,904
	Chinese Yuan Renminbi	12,513,900	3/2/09	135,771
	Japanese Yen	909,755,000	7/28/08	130,560
	Malaysian Ringgit	7,818,848	11/12/08	(40,276)
	Malaysian Ringgit	9,619,960	2/12/09	(59,605)
	Mexican Peso	118,141,515	7/10/08	915,482
	Mexican Peso	1,131,705	7/10/08	8,572
	Mexican Peso	22,605	7/10/08	90
	Mexican Peso	2,528,118	7/10/08	19,283
	Mexican Peso	79,389,173	7/10/08	474,548
	Mexican Peso	2,813,208	7/10/08	21,376
	Mexican Peso	84,011,671	7/10/08	630,048
	Mexican Peso	503,000	11/19/08	(42)
	Mexican Peso	503,000	11/19/08	(20)
	Mexican Peso	503,000	11/19/08	1

93

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Real Return Bond, continued	BUYS
	Mexican Peso	13,411,077	11/19/08	$10,923
	Philippine Peso	14,334,900	8/22/08	(36,885)
	Philippine Peso	133,644,680	8/22/08	(308,209)
	Philippine Peso	15,560,040	8/22/08	(35,698)
	Polish Zloty	8,181,640	7/10/08	825,334
	Polish Zloty	8,181,640	5/6/09	113,709
	Singapore Dollar	2,105,830	11/21/08	7,935
	Singapore Dollar	2,140,939	11/21/08	20,781
	Singapore Dollar	136,256	11/21/08	3,805
	Singapore Dollar	2,188,480	11/21/08	19,081
	Singapore Dollar	139,756	11/21/08	3,949
	Singapore Dollar	2,093,014	11/21/08	8,453
	South Korean Won	525,165,800	8/4/08	(52,322)
	South Korean Won	586,446,160	8/4/08	(56,552)
				$8,444,569

	SELLS
	Brazilian Real	1,665,000	7/2/08	($141,394)
	Brazilian Real	494,000	7/2/08	(43,183)
	Brazilian Real	884,000	7/2/08	(78,472)
	Brazilian Real	1,576,000	7/2/08	(125,533)
	Brazilian Real	5,197,000	7/2/08	(459,157)
	Brazilian Real	4,470,000	7/2/08	(369,121)
	Brazilian Real	3,132,000	7/2/08	(294,899)
	Brazilian Real	15,604,986	12/2/08	(509,381)
	Brazilian Real	3,100,000	12/2/08	(286,370)
	Brazilian Real	1,284,000	12/2/08	(124,864)
	Chinese Yuan Renminbi	3,863,000	3/2/09	(252,195)
	Chinese Yuan Renminbi	1,944,910	3/2/09	(134,378)
	Chinese Yuan Renminbi	4,029,000	3/2/09	(253,828)
	Euro	16,729,421	7/24/08	(172,959)
	Japanese Yen	32,980,464	7/28/08	(556,182)
	Mexican Peso	8,019,000	7/10/08	(472,558)
	Mexican Peso	3,639,000	7/10/08	(231,119)
	Mexican Peso	13,330,000	7/10/08	(897,841)
	Mexican Peso	1,286,249	7/10/08	(12,218)
	Polish Zloty	3,718,082	7/10/08	(117,269)
	Pound Sterling	10,042,085	8/11/08	(17,670)
	Pound Sterling	11,893,367	8/11/08	(104,087)
	South Korean Won	878,008	8/4/08	9,570
	South Korean Won	192,914	8/4/08	(979)
	Swiss Franc	971,861	9/9/08	(18,508)
				($5,664,595)

Spectrum Income	BUYS
	Australian Dollar	80,250	8/14/08	$1,461
	Canadian Dollar	2,283,996	8/14/08	(26,633)
	Czech Koruna	4,508,860	8/14/08	17,976
	Danish Kroner	1,807,553	8/14/08	7,819
	Euro	4,559,105	8/14/08	86,720
	Hungarian Forint	13,661,900	8/14/08	4,715
	Indonesian Rupiah	1,134,600,000	7/22/08	615
	Japanese Yen	964,770,896	8/14/08	(149,427)
	Malaysian Ringgit	6,564,330	7/18/08	1,190
	Mexican Peso	23,346,860	7/7/08	28,186
	Mexican Peso	17,974,003	8/14/08	20,261

94

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Spectrum Income, continued	BUYS
	Norwegian Krone	12,694,562	8/14/08	$87
	Polish Zloty	1,304,381	8/14/08	17,741
	Pound Sterling	172,385	8/14/08	8,834
	Singapore Dollar	545,905	8/14/08	3,122
	South Korean Won	2,778,819,150	8/14/08	(47,618)
	Swedish Krona	19,418,391	8/14/08	(244)
	Taiwan Dollar	29,003,700	2/13/09	38,405
	Turkish Lira	1,762,038	8/14/08	39,657
				$52,867

	SELLS
	Australian Dollar	137,625	8/14/08	($3,367)
	Brazilian Real	6,118,966	8/14/08	(305,016)
	Brazilian Real	791,000	9/23/08	(22,404)
	Canadian Dollar	511,000	8/14/08	6,633
	Danish Kroner	49,000	8/14/08	(900)
	Euro	1,926,687	7/3/08	(25,323)
	Euro	1,111,869	8/14/08	(20,092)
	Euro	1,550,420	8/20/08	(19,944)
	Euro	1,839,324	9/15/08	(26,960)
	Hungarian Forint	1,067,044	7/11/08	(92,112)
	Hungarian Forint	1,616,601	7/16/08	(119,592)
	Hungarian Forint	3,402,828	8/14/08	(293,866)
	Indonesian Rupiah	337,000	8/14/08	(7,090)
	Japanese Yen	2,969,442	8/14/08	4,275
	Malaysian Ringgit	2,386,000	7/18/08	70,220
	Mexican Peso	2,197,620	7/7/08	(63,839)
	Mexican Peso	1,007,179	8/6/08	(21,177)
	Mexican Peso	7,003,172	8/14/08	(145,177)
	Norwegian Krone	112,000	8/14/08	(510)
	Polish Zloty	190,000	8/14/08	(4,233)
	Pound Sterling	1,418,881	8/14/08	(21,727)
	Singapore Dollar	38,000	8/14/08	(462)
	South African Rand	300,221	8/14/08	6,631
	South Korean Won	55,000	8/14/08	236
	Swedish Krona	3,405,950	8/14/08	33,810
	Swiss Franc	24,349	8/14/08	(764)
	Taiwan Dollar	38,000	11/17/08	45
	Turkish Lira	6,069,045	8/14/08	(228,687)
				($1,301,392)

Strategic Bond	BUYS
	Indian Rupee	43,640,850	9/16/08	($5,115)
	Indian Rupee	21,902,200	9/16/08	(6,892)
				($12,007)

Strategic Income	SELLS
	Australian Dollar	15,920,255	9/30/08	($196,006)
	Canadian Dollar	46,864,648	9/30/08	91,134
	Euro	51,009,837	9/30/08	(696,233)
	New Zealand Dollar	25,768,545	9/30/08	(97,649)
	Pound Sterling	6,535,150	9/30/08	(116,728)
				($1,015,482)

95

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return	BUYS
	Australian Dollar	1,452,688	7/24/08	$10,082
	Brazilian Real	1,423,345	7/2/08	117,481
	Brazilian Real	54,388,183	7/2/08	969,435
	Brazilian Real	166,285,156	12/2/08	13,165,816
	Chilean Peso	433,084,250	12/10/08	(77,440)
	Chinese Yuan Renminbi	2,736,169	11/13/08	5,233
	Chinese Yuan Renminbi	3,668,220	11/13/08	7,293
	Chinese Yuan Renminbi	13,301,106	11/13/08	25,507
	Chinese Yuan Renminbi	2,953,650	11/13/08	5,681
	Chinese Yuan Renminbi	13,574,840	11/13/08	27,348
	Chinese Yuan Renminbi	2,737,781	11/13/08	5,473
	Indian Rupee	121,508,250	8/12/08	(269,202)
	Indian Rupee	151,885,640	8/12/08	(335,128)
	Indian Rupee	7,912,240	8/12/08	(16,524)
	Indian Rupee	9,178,785	8/12/08	(19,314)
	Indian Rupee	55,817,240	8/12/08	(119,709)
	Indian Rupee	21,737,107	11/12/08	(39,885)
	Indian Rupee	55,066,900	11/12/08	(102,713)
	Indian Rupee	62,351,863	11/12/08	(128,901)
	Indonesian Rupiah	6,311,200,000	10/29/08	6,786
	Indonesian Rupiah	7,608,000,000	10/29/08	7,340
	Malaysian Ringgit	1,924,365	11/12/08	(6,422)
	Malaysian Ringgit	10,665,958	11/12/08	(50,586)
	Malaysian Ringgit	1,918,578	11/12/08	(7,195)
	Malaysian Ringgit	1,924,528	11/12/08	(5,372)
	Malaysian Ringgit	1,714,550	11/12/08	(4,704)
	Malaysian Ringgit	10,754,540	2/12/09	(66,635)
	Mexican Peso	3,667,000	7/10/08	23,140
	Mexican Peso	121,917,000	7/10/08	728,757
	Mexican Peso	24,383,149	7/10/08	176,115
	Philippine Peso	137,385,750	8/22/08	(65,723)
	Philippine Peso	138,104,190	8/22/08	(112,245)
	Philippine Peso	52,908,750	8/22/08	(6,869)
	Philippine Peso	26,506,350	8/22/08	(2,781)
	Polish Zloty	26,846,351	7/10/08	2,810,159
	Polish Zloty	2,006,158	7/10/08	170,437
	Singapore Dollar	3,708,978	11/21/08	13,975
	Singapore Dollar	3,813,734	11/21/08	37,017
	Singapore Dollar	6,123,087	11/21/08	170,981
	Singapore Dollar	3,829,840	11/21/08	33,392
	Singapore Dollar	6,277,196	11/21/08	177,352
	Singapore Dollar	3,683,161	11/21/08	14,876
	South African Rand	573,000	7/10/08	(3,213)
	South African Rand	2,247,000	7/10/08	(45,741)
	South African Rand	139,572	12/10/08	(185)
	South African Rand	2,820,000	12/10/08	10,075
	South Korean Won	2,065,836,166	8/4/08	(263,028)
	South Korean Won	3,716,980,900	8/4/08	(370,322)
	South Korean Won	4,155,498,560	8/4/08	(400,724)
	South Korean Won	1,121,386,000	8/4/08	(139,328)
	Swedish Krona	8,870,000	9/9/08	6,598
				$16,066,460

	SELLS
	Brazilian Real	5,236,700	7/2/08	($445,831)
	Brazilian Real	15,480,000	7/2/08	(1,444,882)
	Brazilian Real	4,939,000	7/2/08	(433,013)

96

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return, continued	SELLS
	Brazilian Real	824,649	7/2/08	($62,832)
	Brazilian Real	5,431,300	7/2/08	(501,279)
	Brazilian Real	32,207,079	12/2/08	(978,916)
	Brazilian Real	18,493,000	12/2/08	(1,591,262)
	Brazilian Real	4,323,000	12/2/08	(425,479)
	Euro	41,452,359	7/24/08	(428,558)
	Japanese Yen	5,309,406	7/28/08	(89,538)
	Mexican Peso	1,272,605	7/10/08	(74,004)
	Mexican Peso	4,839,107	7/10/08	(259,456)
	Mexican Peso	7,722,185	7/10/08	(352,539)
	Polish Zloty	5,679,091	7/10/08	(981,460)
	Polish Zloty	2,603,416	7/10/08	(449,297)
	Polish Zloty	2,966,993	7/10/08	(510,851)
	Polish Zloty	283,868	7/10/08	(50,369)
	Pound Sterling	25,585,813	8/11/08	(45,022)
	Pound Sterling	30,039,461	8/11/08	(262,895)
	South African Rand	348,794	7/10/08	(10,344)
	South Korean Won	1,015,393	8/4/08	(254)
	South Korean Won	5,161,458	8/4/08	17,891
	South Korean Won	1,000,000	8/4/08	(2,495)
	South Korean Won	900,000	8/4/08	(1,988)
	South Korean Won	1,700,000	8/4/08	(1,643)
	South Korean Won	800,000	8/4/08	(4,061)
				($9,390,377)

Forward Commitments  All Portfolios of the Trust described in this Semiannual Report may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

In a TBA transaction, the Portfolio commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later.

The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio’s net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the Portfolio of Investments.

Foreign Bond Forward  A forward contract is a contractual agreement made directly between two parties to buy or sell an underlying asset, usually a government bond, at an agreed-upon price and date in the future. The agreed-upon date is called the settlement date. The agreed upon price, which is set at the start of the agreement, is called the forward price. The forward price is also the price at which the forward contract will settle. In a forward transaction, no cash changes hands up-front. If the transaction is collateralized, exchange of margin will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the maturity of the contract. Consequently, counterparty credit risk can accumulate over the life of the contract. However, because no cash changes hands up-front, the amount of counterparty credit risk is limited to the mark-to-market profit of the contract, rather than the contract’s full notional value. Forward contracts trade in the over-the-counter market in the same way physical bonds trade, and liquidity is typically identical to the underlying physical bond on which the forward contract is based.

97

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The Funds had the following bond forward contracts open at June 30, 2008:

PORTFOLIO	DESCRIPTION		PRINCIPAL AMOUNT	SETTLEMENT DATE	VALUE AT TRADE DATE	VALUE AS 6/30/08	UNREALIZED APPRECIATION (DEPRECIATION)
Investment Quality Bond
	Federal Republic of Germany 4.25% due 7/4/2018	EUR	10,000,000	7/30/2008	$14,983,888	$15,009,164	$25,276
	Government of United Kingdom 5.00% due 3/17/18	GBP	8,800,000	8/7/2008	17,463,530	17,456,828	(6,702)
	US Treasury Note 4.625% due 2/15/2017	USD	(17,000,000)	7/15/2008	(18,315,938)	(18,229,508)	86,430
	US Treasury Note 4.75% due 8/15/2017	USD	(16,400,000)	7/15/2008	(17,772,653)	(17,706,676)	65,977
							$170,981

Federal income taxes  Each Portfolio qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, certain Portfolios had a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Portfolio, no capital gain distributions will be made.

At December 31, 2007, capital loss carryforwards available to offset future realized gains were as follows:

	Capital Loss Carryforwards Expiring at December 31
Portfolio	2008	2009	2010	2011	2012	2013	2014	2015
Active Bond*	—	$1,828,353	$2,190,489	—	$924,172	$2,479,241	$6,070,696	—
Core Bond	—	—	—	—	—	3,363,657	1,904,716	—
Global Bond	—	—	—	—	—	—	3,786,793	$9,777,931
High Yield*	—	—	68,262,108	$19,188,070	—	—	6,065,748	—
Income	—	—	—	—	—	—	—	64,386
Investment Quality Bond*	$1,351,898	2,481,588	7,691,089	2,513,599	413,477	—	1,807,662	—
Short-Term Bond	—	—	—	—	152,948	3,753,718	3,171,452	841,336
Strategic Bond	—	525,450	5,173,733	—	—	1,109,364	2,955,146	2,558,125
Strategic Income	—	—	—	—	—	—	333,737	2,339,137
U.S. Government Securities	—	—	—	—	—	4,092,357	—	—
U.S. High Yield Bond	—	—	—	—	—	845,492	700,831	—

*	Availability of a certain amount of the loss carry forwards, which were acquired in a merger, may be limited in a given year.

Each Portfolio adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Portfolio’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Portfolios’ financial statements. Each of the Portfolio’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of income and gains  The Portfolios record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Substantially all of the net investment income of Money Market and Money Market B is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Portfolio’s financial statements as a return of capital. During the year ended December 31, 2007, tax character of distributions paid was as follows:

	2007 Distributions
Portfolio	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Active Bond	$221,150,946	—	—	$221,150,946
Core Bond	18,729,153	—	—	18,729,153
Global Bond	87,271,342	—	—	87,271,342
High Income	50,200,250	$4,760,178	—	54,960,428
High Yield	256,788,230	—	—	256,788,230
Income	4,146,221	—	—	4,146,221
Investment Quality Bond	39,100,018	—	—	39,100,018
Money Market	128,169,249	—	—	128,169,249
Money Market B	25,496,848	—	—	25,496,848
Real Return Bond	78,268,182	—	—	78,268,182
Short-Term Bond	25,339,809	—	$941,806	26,281,615
Spectrum Income	71,812,614	8,646,638	—	80,459,252
Strategic Bond	62,368,594	—	—	62,368,594
Strategic Income	10,243,139	—	—	10,243,139
Total Return	161,330,520	—	—	161,330,520
U.S. Government Securities	30,380,500	—	—	30,380,500
U.S. High Yield Bond	43,538,309	—	—	43,538,309

98

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

The cost of investments owned on June 30, 2008, including short-term investments, for federal income tax purposes, was as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Active Bond	$2,903,583,684	$16,772,343	($157,697,168)	($140,924,825)
Core Bond	334,068,857	1,892,030	(3,567,477)	(1,675,447)
Floating Rate Income	562,575,921	6,924,794	(6,161,894)	762,900
Global Bond	1,590,896,791	38,192,337	(44,160,170)	(5,967,833)
High Income	576,769,142	3,561,687	(116,366,812)	(112,805,125)
High Yield	2,114,376,805	17,864,010	(213,251,739)	(195,387,729)
Income	496,840,713	9,435,951	(47,160,368)	(37,724,417)
Investment Quality Bond	441,715,314	5,113,718	(12,534,454)	(7,420,736)
Real Return Bond	2,377,336,459	32,232,449	(42,840,684)	(10,608,235)
Short-Term Bond	233,687,718	1,016,473	(14,680,571)	(13,664,098)
Spectrum Income	1,186,114,369	25,489,928	(52,889,750)	(27,399,822)
Strategic Bond	880,871,282	6,389,103	(76,690,278)	(70,301,175)
Strategic Income	512,637,192	15,949,926	(19,164,588)	(3,214,662)
Total Return	3,056,779,077	5,798,806	(69,544,754)	(63,745,948)
U.S. Government Securities	524,974,123	1,828,451	(29,973,870)	(28,145,419)
U.S. High Yield Bond	574,641,617	2,026,164	(26,916,089)	(24,889,925)

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating Subadvisers to handle the investment of the assets of each Portfolio, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. The Portfolios are not responsible for payment of the subadvisory fees. Advisory fees charged to the Portfolios are as follows:

Portfolio	Average Net Assets — All Asset Levels*
Active Bond	0.600%
Floating Rate Income	0.700
Global Bond	0.700

Portfolio	First $1 billion of Aggregate Net Assets*	Excess over $1 billion of Aggregate Net Assets*
Real Return Bond	0.700%	0.650%
Total Return[1]	0.700	0.675

1	Until May 1st, 2008, the Portfolio paid monthly advisory fees equivalent, on an annual basis, to 0.70% of the Portfolio’s average net assets.

Portfolio	First $500 million of Aggregate Net Assets*	Excess over $500 million of Aggregate Net Assets*
High Yield	0.700%	0.650%
Investment Quality Bond	0.600	0.550
Money Market	0.500	0.470
Money Market B	0.500	0.470
Strategic Bond	0.700	0.650
Strategic Income	0.725	0.650
U.S. Government Securities	0.620	0.550

99

John Hancock Trust
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Portfolio	First $200 million of Aggregate Net Assets*	Between $200 million and $400 million of Aggregate Net Assets*	Excess Over $400 million of Aggregate Net Assets*
Core Bond	0.690%	0.640%	0.570%
U.S. High Yield Bond	0.750	0.720	0.720

Portfolio	First $250 million of Aggregate Net Assets*	Excess Over $250 million of Aggregate Net Assets*
Spectrum Income	0.800%	0.725%

Portfolio	First $150 million of Aggregate Net Assets*	Between $150 million and $500 million of Aggregate Net Assets*	Between $500 million and $2.5 billion of Aggregate Net Assets*	Excess over $2.5 billion of Aggregate Net Assets*
High Income	0.725%	0.675%	0.650%	0.600%

Portfolio	First $50 million of Aggregate Net Assets*	Between $50 million and $200 million of Aggregate Net Assets*	Between $200 million and $500 million of Aggregate Net Assets*	Excess over $500 million of Aggregate Net Assets*
Income	1.075%	0.915%	0.825%	0.800%

Portfolio	First $100 million of Aggregate Net Assets*	Between $100 million and $250 million of Aggregate Net Assets*	Excess over $250 million of Aggregate Net Assets*
Short-Term Bond	0.600%	0.575%	0.550%

*	Aggregate Net Assets include not only the net assets of a particular series of the Trust but also include the net assets of a similar series of John Hancock Funds II.

John Hancock Funds II are retail mutual funds advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Funds, LLC.

The organizations described below act as Subadvisers to the Trust and its Portfolios pursuant to Subadvisory Agreements with the Adviser. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser
Active Bond	Declaration Management and Research, LLC and MFC Global Management (U.S.), LLC*
Core Bond	Wells Capital Management, Incorporated
Floating Rate Income	Western Asset Management Company
Global Bond	Pacific Investment Management Company, LLC
High Income	MFC Global Investment Management (U.S.), LLC*
High Yield	Western Asset Management Company
Income	Franklin Advisers, Inc.
Investment Quality Bond	Wellington Management Company, LLP
Money Market	MFC Global Investment Management (U.S.A.) Limited
Money Market B	MFC Global Investment Management (U.S.A.) Limited
Real Return Bond	Pacific Investment Management Company, LLC
Short-Term Bond	Declaration Management and Research, LLC
Spectrum Income	T. Rowe Price Associates, Inc.
Strategic Bond	Western Asset Management Company
Strategic Income	MFC Global Investment Management (U.S.), LLC*
Total Return	Pacific Investment Management Company, LLC
U.S. Government Securities	Western Asset Management Company
U.S. High Yield Bond	Wells Capital Management, Incorporated

*	An affiliate of the Adviser.

100

John Hancock Trust
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

The investment management fees incurred for six months ended June 30, 2008, were equivalent to an annual effective rate of the Portfolio’s average daily net assets as follows:

Portfolio	Annual Effective Rate	Portfolio	Annual Effective Rate
Active Bond	0.60%	Money Market B	0.49%
Core Bond	0.64%	Real Return Bond	0.67%
Floating Rate Income	0.70%	Short-Term Bond	0.59%
Global Bond	0.70%	Spectrum Income	0.73%
High Income	0.67%	Strategic Bond	0.67%
High Yield	0.66%	Strategic Income	0.69%
Income	0.81%	Total Return	0.69%
Investment Quality Bond	0.59%	U.S. Government Securities	0.61%
Money Market	0.47%	U.S. High Yield Bond	0.73%

Expense Reimbursements  The Adviser reimburses the Portfolios for expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business) incurred in excess of, on an annualized basis, 0.50% of the average net assets of Active Bond, Core Bond, Floating Rate Income, High Income, High Yield, Income, Investment Quality Bond, Money Market, Real Return Bond, Short-Term Bond, Spectrum Income, Strategic Bond, Strategic Income, Total Return, U.S. Government Securities and U.S. High Yield Bond and 0.75% of the average net assets of Global Bond. This voluntary expense reimbursement was terminated on May 1, 2008.

In the case of Money Market B the Adviser has contractually agreed to waive its advisory fee in an amount so that the annual operating expenses do not exceed 0.28% of the Money Market B Portfolio’s average net assets. The Adviser’s obligation to provide the expense cap with respect to a particular portfolio will remain in effect until May 1, 2009, and will terminate after that date only if the Trust, without the prior written consent of the Adviser, sells shares of the portfolio to (or has shares of the portfolio held by) any person other than the variable life insurance or variable annuity insurance separate accounts of JHLICO or any of its affiliates that are specified in the agreement.

The Adviser has agreed to waive its management fee for certain portfolios of the Trust or otherwise reimburse the expenses of those portfolios (the Participating Portfolios) as set forth below (the Reimbursement). The Participating Portfolios include all portfolios of the Trust covered in this Semiannual Report, with the exception of Money Market B.

The Reimbursement equals, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio. The Reimbursement is effective through May 1, 2009 and thereafter may be terminated or modified at any time by the Adviser upon notice to the Trust and approval of the Board of Trustees of the Trust.

For the six months ended June 30, 2008, the Adviser voluntarily agreed to waive a portion of its advisory fee for the expense reimbursements listed above for Active Bond, Core Bond, Floating Rate Income, Global Bond, High Income, High Yield, Income, Investment Quality Bond, Money Market, Money Market B, Real Return Bond, Short-Term Bond, Spectrum Income, Strategic Bond, Strategic Income, Total Return, U.S. Government Securities and U.S. High Yield Bond in the amounts of $32,182, $3,780, $3,610, $16,478, $5,519, $24,611, $5,437, $5,746, $57,629, $745,789, $14,308, $3,006, $156,473, $8,991, $6,485, $29,787, $4,590 and $6,028, respectively. These expense reimbursements are shown as a reduction of total expenses in the Statement of Operations.

In addition, the Adviser voluntarily agreed to waive a portion of its advisory fee for Total Return in the amount of $106,535 from February 4, 2008, until May 1, 2008, on which the new advisory fee structure began.

Fund Administration Fees  Pursuant to the Advisory Agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

The fund administration fees incurred for the six months ended June 30, 2008, were equivalent to an annual effective rate of 0.01% of each Portfolio’s average daily net assets, with the exception of High Income and Spectrum Income, in which the effective rate was 0.02%.

Distribution Plans  In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has approved Distribution Plans (the Plans) for Series I and Series II of the Trust. Series NAV shares are not subject to a Rule 12b-1 fee. The Trust has different classes of shares with different Rule 12b-1 fees so that the Trust’s Portfolios may be offered through different distribution channels. Rule 12b-1 fees are paid to the Portfolios’ Distributor, for distribution services pursuant to the Plans. JHD may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees. The Portfolios make payments to JHD at an annual rate not to exceed 0.05% of Series I average daily net asset value and 0.25% of Series II average daily net asset value.

4.  TRUSTEES’ FEES The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

5.  LINE OF CREDIT All Portfolios of the Trust described in this Semiannual Report, with the exception of Money Market, Money Market B and U.S. Government Securities, have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating Portfolio on a prorated basis based on average net assets. For the six months ended June 30, 2008, there were no borrowings under the line of credit.

101

John Hancock Trust
Notes to Financial Statements (Unaudited)

6.  PORTFOLIO SHARE TRANSACTIONS Share activity for the Portfolios for the period ended June 30, 2008, and the years ended December 31, 2007, were as follows:

Active Bond	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Series I shares
Sold	94,425	$895,248	530,093	$5,140,133
Distributions reinvested	108,150	1,002,548	1,146,952	10,887,346
Repurchased	(1,432,210)	(13,368,670)	(3,341,418)	(32,515,974)
Net increase (decrease)	(1,229,635)	($11,470,874)	(1,664,373)	($16,488,495)
Series II shares
Sold	—	—	9,083,483	$87,311,216
Distributions reinvested	474,169	$4,395,547	4,962,173	47,063,261
Repurchased	(9,367,182)	(87,518,260)	(10,686,085)	(103,230,868)
Net increase (decrease)	(8,893,013)	($83,122,713)	3,359,571	$31,143,609
Series NAV shares
Sold	8,249,216	$77,598,019	14,099,218	$137,431,145
Distributions reinvested	1,897,186	17,605,889	17,193,841	163,200,339
Repurchased	(5,851,453)	(54,478,054)	(11,579,725)	(112,702,325)
Net increase (decrease)	4,294,949	$40,725,854	19,713,334	$187,929,159
Net increase (decrease)	(5,827,699)	($53,867,733)	21,408,532	$202,584,273

Core Bond	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Series I shares
Sold	4,411	$56,246	7,602	$96,594
Distributions reinvested	95	1,208	771	9,595
Repurchased	(3,046)	(38,560)	(6,691)	(85,602)
Net increase (decrease)	1,460	$18,894	1,682	$20,587
Series II shares
Sold	204,395	$2,601,815	344,061	$4,341,494
Distributions reinvested	2,573	32,623	16,392	204,218
Repurchased	(211,626)	(2,680,243)	(188,102)	(2,366,721)
Net increase (decrease)	(4,658)	($45,805)	172,351	$2,178,991
Series NAV shares
Sold	2,124,854	$26,928,344	4,620,759	$57,993,640
Distributions reinvested	178,258	2,258,532	1,488,965	18,515,340
Repurchased	(1,253,228)	(15,863,058)	(955,548)	(12,021,453)
Net increase (decrease)	1,049,884	$13,323,818	5,154,176	$64,487,527
Net increase (decrease)	1,046,686	$13,296,907	5,328,209	$66,687,105

Floating Rate Income	Six months ended 6/30/08[1]
	Shares	Amount
Series NAV shares
Sold	44,796,749	$563,284,065
Distributions reinvested	—	—
Repurchased	—	—
Net increase (decrease)	44,796,749	$563,284,065

1	Period from 1-2-08 (commencement of operations) to 6-30-08.

102

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Global Bond	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,997,911	$32,070,078	1,040,771	$15,687,825
Distributions reinvested	48,076	784,606	567,452	8,363,481
Repurchased	(1,343,245)	(21,428,764)	(1,604,052)	(23,789,685)
Net increase (decrease)	702,742	$11,425,920	4,171	$261,621
Series II shares
Sold	2,486,872	$39,684,574	3,273,142	$48,162,296
Distributions reinvested	82,217	1,336,849	1,076,674	15,833,728
Repurchased	(2,542,176)	(40,902,929)	(2,366,239)	(35,223,114)
Net increase (decrease)	26,913	$118,494	1,983,577	$28,772,910
Series NAV shares
Sold	4,452,176	$71,564,619	14,320,998	$210,624,919
Distributions reinvested	323,332	5,260,606	4,285,237	63,074,133
Repurchased	(24,360,102)	(388,158,991)	(6,493,488)	(98,951,789)
Net increase (decrease)	(19,584,594)	($311,333,766)	12,112,747	$174,747,263
Net increase (decrease)	(18,854,939)	($299,789,352)	14,100,495	$203,781,794

High Income	Six months ended 6/30/08		Year ended 12/31/07[1]
	Shares	Amount	Shares	Amount
Series II shares
Sold	107,720	$1,183,756	872,819	$12,081,915
Distributions reinvested	1,808	19,549	9,185	110,308
Repurchased	(98,430)	(1,099,568)	(774,927)	(10,551,333)
Net increase (decrease)	11,098	$103,737	107,077	$1,640,890
Series NAV shares
Sold	8,015,287	$87,035,210	8,259,646	$114,622,421
Distributions reinvested	919,931	9,944,455	4,357,830	54,850,120
Repurchased	(106,786)	(1,186,838)	(654,428)	(9,229,383)
Net increase (decrease)	8,828,432	$95,792,827	11,963,048	$160,243,158
Net increase (decrease)	8,839,530	$95,896,564	12,070,125	$161,884,048

1	Period from 5-1-07 (commencement of operations) to 12-31-07 for Series II shares.

High Yield	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,259,684	$11,701,238	3,121,978	$32,090,443
Distributions reinvested	175,802	1,606,833	1,653,552	16,396,868
Repurchased	(3,068,587)	(28,518,238)	(7,639,857)	(78,801,576)
Net increase (decrease)	(1,633,101)	($15,210,167)	(2,864,327)	($30,314,265)
Series II shares
Sold	1,572,600	$14,713,715	1,681,713	$17,306,380
Distributions reinvested	119,883	1,101,721	1,091,103	10,871,185
Repurchased	(2,688,899)	(25,124,651)	(4,233,705)	(43,759,988)
Net increase (decrease)	(996,416)	($9,309,215)	(1,460,889)	($15,582,423)
Series NAV shares
Sold	4,522,633	$42,359,878	44,072,914	$456,399,276
Distributions reinvested	2,945,457	26,803,661	23,435,736	229,520,177
Repurchased	(17,760,842)	(163,442,326)	(10,299,629)	(104,369,089)
Net increase (decrease)	(10,292,752)	($94,278,787)	57,209,021	$581,550,364
Net increase (decrease)	(12,922,269)	($118,798,169)	52,883,805	$535,653,676

Income	Six months ended 6/30/08		Period ended 12/31/07[1]
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	9,436,879	$111,443,615	31,536,293	$394,579,288
Distributions reinvested	289,811	3,384,994	342,663	4,146,221
Repurchased	(1,366,801)	(15,710,932)	(587,316)	(7,223,989)
Net increase (decrease)	8,359,889	$99,117,677	31,291,640	$391,501,520

1	Period from 5-1-07 (commencement of operations) to 12-31-07.

103

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Investment Quality Bond	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Series I shares
Sold	111,605	$1,274,227	554,397	$6,386,710
Distributions reinvested	122,529	1,407,295	1,352,647	15,249,605
Repurchased	(1,502,528)	(17,073,386)	(3,129,000)	(35,996,064)
Net increase (decrease)	(1,268,394)	($14,391,864)	(1,221,956)	($14,359,749)
Series II shares
Sold	942,144	$10,696,041	2,340,348	$26,935,080
Distributions reinvested	118,876	1,319,598	1,220,073	13,750,221
Repurchased	(1,604,664)	(18,273,453)	(1,558,645)	(17,820,350)
Net increase (decrease)	(543,644)	($6,257,814)	2,001,776	$22,864,951
Series NAV shares
Sold	2,124,839	$24,161,240	1,908,030	$21,884,320
Distributions reinvested	107,584	1,229,716	897,765	10,100,192
Repurchased	(203,898)	(2,306,252)	(691,389)	(7,839,069)
Net increase (decrease)	2,028,525	$23,084,704	2,114,406	$24,145,443
Net increase (decrease)	216,487	$2,435,026	2,894,226	$32,650,645

Money Market	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Series I shares
Sold	45,147,473	$451,474,754	66,892,264	$668,922,644
Distributions reinvested	2,905,774	28,802,559	11,011,289	110,112,892
Repurchased	(21,646,075)	(216,460,746)	(59,147,367)	(591,473,673)
Net increase (decrease)	26,407,172	$263,816,567	18,756,186	$187,561,863
Series II shares
Sold	41,579,231	$415,792,313	50,063,717	$500,637,165
Distributions reinvested	659,251	6,543,416	1,907,474	19,074,742
Repurchased	(12,234,137)	(122,341,365)	(37,223,649)	(372,236,488)
Net increase (decrease)	30,004,345	$299,994,364	14,747,542	$147,475,419
Net increase (decrease)	56,411,517	$563,810,931	33,503,728	$335,037,282

Money Market B	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	180,556,932	$180,556,932	367,751,332	$367,751,332
Distributions reinvested	8,033,372	8,033,372	25,690,053	25,690,053
Repurchased	(149,176,113)	(149,176,113)	(261,218,516)	(261,218,516)
Net increase (decrease)	39,414,191	$39,414,191	132,222,869	$132,222,869

Real Return Bond	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Series I shares
Sold	298,777	$4,178,918	385,924	$5,066,855
Distributions reinvested	24,294	331,617	42,249	561,827
Repurchased	(195,530)	(2,742,894)	(108,782)	(1,431,830)
Net increase (decrease)	127,541	$1,767,641	319,391	$4,196,852
Series II shares
Sold	1,938,447	$26,961,986	899,987	$11,781,957
Distributions reinvested	250,017	3,385,235	492,738	6,480,870
Repurchased	(1,226,874)	(16,776,084)	(2,383,014)	(31,039,260)
Net increase (decrease)	961,590	$13,571,137	(990,289)	($12,776,433)
Series NAV shares
Sold	9,380,863	$126,894,911	21,015,875	$272,836,959
Distributions reinvested	2,038,218	27,556,707	5,417,270	71,225,485
Repurchased	(18,488,118)	(258,177,958)	(11,231,176)	(149,595,023)
Net increase (decrease)	(7,069,037)	($103,726,340)	15,201,969	$194,467,421
Net increase (decrease)	(5,979,906)	($88,387,562)	14,531,071	$185,887,840

Short-Term Bond	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	668,881	$6,293,518	2,039,146	$20,295,646
Distributions reinvested	—	—	2,737,594	26,281,615
Repurchased	(2,722,756)	(25,434,918)	(8,344,905)	(82,054,737)
Net increase (decrease)	(2,053,875)	($19,141,400)	(3,568,165)	($35,477,476)

104

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Spectrum Income	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	9,953,886	$132,060,144	15,746,650	$215,192,167
Distributions reinvested	1,052,043	13,960,608	6,049,330	80,459,252
Repurchased	(5,514,063)	(73,073,733)	(4,043,946)	(55,277,176)
Net increase (decrease)	5,491,866	$72,947,019	17,752,034	$240,374,243

Strategic Bond	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Series I shares
Sold	49,424	$533,100	830,557	$9,560,005
Distributions reinvested	180,001	1,908,015	1,307,556	14,728,960
Repurchased	(1,872,169)	(20,104,691)	(2,808,851)	(32,481,212)
Net increase (decrease)	(1,642,744)	($17,663,576)	(670,738)	($8,192,247)
Series II shares
Sold	37,032	$406,209	726,709	$8,359,779
Distributions reinvested	116,727	1,237,308	832,289	9,372,411
Repurchased	(1,399,200)	(15,000,494)	(1,787,673)	(20,650,953)
Net increase (decrease)	(1,245,441)	($13,356,977)	(228,675)	($2,918,763)
Series NAV shares
Sold	4,843,147	$51,844,058	12,456,193	$144,270,389
Distributions reinvested	652,577	6,897,740	3,425,744	38,267,223
Repurchased	(1,663,547)	(17,811,081)	(1,019,229)	(12,026,260)
Net increase (decrease)	3,832,177	$40,930,717	14,862,708	$170,511,352
Net increase (decrease)	943,992	$9,910,164	13,963,295	$159,400,342

Strategic Income	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Series I shares
Sold	318,004	$4,363,870	415,049	$5,675,191
Distributions reinvested	37,673	510,088	20,828	284,724
Repurchased	(110,622)	(1,512,169)	(171,469)	(2,335,828)
Net increase (decrease)	245,055	$3,361,789	264,408	$3,624,087
Series II shares
Sold	160,713	$2,195,875	285,118	$3,902,753
Distributions reinvested	35,838	485,967	23,706	324,300
Repurchased	(320,117)	(4,380,579)	(568,490)	(7,726,206)
Net increase (decrease)	(123,566)	($1,698,737)	(259,666)	($3,499,153)
Series NAV shares
Sold	3,705,151	$50,833,087	8,619,877	$117,146,927
Distributions reinvested	1,077,549	14,579,233	705,796	9,634,115
Repurchased	(2,258,811)	(31,184,639)	(937,073)	(12,728,867)
Net increase (decrease)	2,523,889	$34,227,681	8,388,600	$114,052,175
Net increase (decrease)	2,645,378	$35,890,733	8,393,342	$114,177,109

Total Return	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,095,704	$43,648,116	1,231,273	$16,992,628
Distributions reinvested	647,517	9,058,762	1,898,770	25,949,771
Repurchased	(2,432,005)	(34,299,702)	(5,369,999)	(73,833,395)
Net increase (decrease)	1,311,216	$18,407,176	(2,239,956)	($30,890,996)
Series II shares
Sold	3,619,224	$51,356,918	1,017,858	$14,012,208
Distributions reinvested	480,815	6,716,986	1,239,206	16,916,322
Repurchased	(2,142,186)	(30,252,292)	(3,250,535)	(44,564,917)
Net increase (decrease)	1,957,853	$27,821,612	(993,471)	($13,636,387)
Series NAV shares
Sold	11,116,223	$155,912,933	29,248,611	$400,226,147
Distributions reinvested	3,162,405	44,147,172	8,679,735	118,464,427
Repurchased	(9,422,490)	(133,774,911)	(10,757,721)	(148,900,606)
Net increase (decrease)	4,856,138	$66,285,194	27,170,625	$369,789,968
Net increase (decrease)	8,125,207	$112,513,982	23,937,198	$325,262,585

105

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

U.S. Government Securities	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,472,802	$19,081,984	1,466,506	$19,472,878
Distributions reinvested	74,143	947,543	1,095,446	14,219,224
Repurchased	(2,577,767)	(32,845,213)	(3,239,578)	(42,890,622)
Net increase (decrease)	(1,030,822)	($12,815,686)	(677,626)	($9,198,520)
Series II shares
Sold	1,571,937	$20,335,217	1,613,098	$21,427,447
Distributions reinvested	36,565	467,299	504,743	6,554,907
Repurchased	(1,675,040)	(21,519,123)	(2,113,104)	(28,143,574)
Net increase (decrease)	(66,538)	($716,607)	4,737	($161,220)
Series NAV shares
Sold	2,375,988	$30,513,356	2,900,151	$38,379,102
Distributions reinvested	55,341	705,041	741,957	9,606,369
Repurchased	(840,783)	(10,816,903)	(4,268,645)	(56,077,925)
Net increase (decrease)	1,590,546	$20,401,494	(626,537)	($8,092,454)
Net increase (decrease)	493,186	$6,869,201	(1,299,426)	($17,452,194)

U.S. High Yield Bond	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Series I shares
Sold	44,641	$541,667	92,419	$1,226,533
Distributions reinvested	730	8,845	6,037	76,765
Repurchased	(48,668)	(593,407)	(95,307)	(1,261,959)
Net increase (decrease)	(3,297)	($42,895)	3,149	$41,339
Series II shares
Sold	77,726	$959,040	289,199	$3,824,145
Distributions reinvested	2,300	27,945	19,998	256,950
Repurchased	(79,320)	(982,867)	(332,205)	(4,394,794)
Net increase (decrease)	706	$4,118	(23,008)	($313,699)
Series NAV shares
Sold	8,884,495	$110,425,118	7,175,762	$96,035,060
Distributions reinvested	466,435	5,662,525	3,382,080	43,204,594
Repurchased	(188,143)	(2,301,803)	(891,832)	(11,930,578)
Net increase (decrease)	9,162,787	$113,785,840	9,666,010	$127,309,076
Net increase (decrease)	9,160,196	$113,747,063	9,646,151	$127,036,716

7.  PURCHASES AND SALES OF SECURITIES The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market and Money Market B) for the six months ended June 30, 2008:

	Purchases		Sales and Maturities
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond	$3,024,929,257	$580,624,825	$3,011,323,991	$438,390,220
Core Bond	849,533,052	128,587,798	873,844,118	109,793,253
Floating Rate Income	—	530,224,403	—	22,089,342
Global Bond	2,175,585,505	1,365,315,813	3,894,979,416	1,238,068,371
High Income	—	154,191,168	—	83,707,149
High Yield	—	699,312,516	—	701,725,606
Income	—	192,967,081	—	53,337,706
Investment Quality Bond	23,848,864	185,829,801	55,965,575	131,289,423
Real Return Bond	10,018,586,443	810,522,946	8,578,239,534	2,355,203,176
Short-Term Bond	43,782,419	22,775,004	74,773,217	20,943,446
Spectrum Income	179,930,971	288,609,003	159,939,232	195,091,594
Strategic Bond	817,251,198	124,130,602	815,872,830	77,018,618
Strategic Income	27,086,968	116,287,197	24,829,505	89,191,689
Total Return	1,728,747,562	246,117,440	1,474,834,177	163,352,554
U.S. Government Securities	1,119,669,697	5,424,801	1,151,343,246	4,718,879
U.S. High Yield Bond	—	250,372,484	—	128,606,231

106

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CHANGE IN ACCOUNTING POLICY As a result of a change in accounting policy, certain Portfolios have reclassified upfront payments received or paid on swap contracts from net realized gain/loss to unrealized appreciation/depreciation. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets. The reclassifications are as follows:

	Year ended December 31, 2007
	Net Realized Gain (Loss)	Change in net Unrealized Appreciation (Depreciation)
Global Bond	$2,248,493	($2,248,493)
Real Return Bond	($3,535,432)	$3,535,432
Total Return	$3,719,177	($3,719,177)

These changes had no effect on each Portfolio’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

107

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Trust (the “Trust”) discussed in this semi annual report except those noted below.

The Advisory Agreement and Subadvisory Agreements for the following portfolio is not being considered for renewal at this time since this portfolio commenced operations on or after November 1, 2007.

1.	Western Asset Management Company Floating Rate Income Trust

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on May 30, 2008, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2)–reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are: each Lifestyle Trust, each Lifecycle Trust, American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Trust, American New World Trust, Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Bond Index Trust B, Absolute Return Trust, Index Allocation Trust, Franklin Templeton Founding Allocation Trust, American Fundamental Holdings Trust, American Global Diversification Trust and American Diversified Growth & Income Trust.) The Board also noted that the Adviser is also currently waiving additional fees and/or reimbursing expenses with respect to certain of the Funds.

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these

108

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the pension and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies that use the Trust as their underlying investment vehicle in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(d) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds;

(e) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(f) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Advisor and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5)–reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Trust, the Absolute Return Trust, the Index Allocation Trust, the Franklin Templeton Founding Allocation Trust, the American Fundamental Holdings Trust and the American Global Diversification Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 30, 2008, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1)	information relating to each subadviser’s business, which may include information such as: business performance, assets under management and personnel;

(2)	the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadviser fees generally are competitive within the range of industry norm and, with respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser;

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5)	The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (6) below for information relating to the business arrangement between the Trust’s Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). See (7) below for information relating to the business arrangement between the parent company of the Trust’s Adviser (the “Adviser’s Parent”) and the parent company of Independence Investments LLC. See (8) below for information relating to the business arrangement between the Adviser and Pzena Investment Management, LLC. See (9) below for information relating to the business arrangement between the Adviser and Western Asset Management Company. See (10) below for information relating to the business arrangement between the Adviser and Dimensional Fund Advisors.

(6)	As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (up to $25 million in the aggregate for all portfolios subadvised by GMO (the “GMO Funds”)) if the subadvisory agreement with respect to the GMO Funds is terminated within a five year period from the date of its effectiveness.

109

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of the GMO Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the GMO Funds or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the GMO Funds or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to each of the GMO Funds, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

(7)	Independence Investments LLC (“New Independence”), a subsidiary of Convergent Capital Management LLC (“Convergent”), is the subadviser to the Growth & Income Trust and Small Cap Trust (the “Independence Funds”). New Independence replaced Independence Investment LLC (“Old Independence”), a subsidiary of Manulife Financial Corporation (“MFC”), as subadviser to the Funds on May 31, 2006. New Independence is the successor to substantially all of the business operations of Old Independence and assumed substantially all the assets and certain of the liabilities of Old Independence pursuant to an agreement between Old Independence, New Independence, the parent of Convergent and a subsidiary of MFC.

In consideration for the transfer of assets and liabilities of Old Independence to New Independence as described above, Convergent paid MFC a specified amount at closing. MFC will also receive additional consideration on certain anniversary dates of the closing to the extent the revenue received by New Independence from the management of proprietary accounts of MFC and its affiliates or accounts for which MFC or its affiliates act as investment adviser, including the Independence Funds, meet certain revenue targets. Consequently, while these contingent payments are not dependent upon the approval or continuation of the subadvisory agreements with respect to the Independence Funds, the revenues earned by New Independence as a result of its subadvisory relationship with each Independence Fund would count towards the revenue target necessary for MFC to earn the contingent payments. Nothing in the arrangements between MFC and Convergent imposes any limitations upon the rights of the Adviser, the Independence Funds’ adviser, to recommend termination of the subadvisory agreements with New Independence. However, these arrangements present certain conflicts of interest because MFC, as the ultimate parent entity of the Adviser, has a financial incentive to influence the Adviser to support the continuation of the subadvisory agreements with New Independence for the periods for which contingent payments may be made to MFC. The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreement with New Independence is in the best interests of shareholders and contract owners.

(8)	The Adviser and Pzena Investment Management (“Pzena”) (the subadviser to the Classic Value Trust) have entered into an agreement regarding the new Classic Value Mega Cap Fund, a John Hancock Funds III fund, under which Pzena has agreed not to serve as investment adviser (including subadviser) to another investment company managed in a style similar to the Class Value Mega Cap Fund for a certain period of time. In the event Pzena should advise such an investment company, the agreement would entitle the Adviser to certain liquidated damages due to the fact that the Adviser and the distributor to the Classic Value Mega Cap Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund.

(9)	The Adviser has entered into an agreement with Western Asset Management Company (“WAMCO”) regarding the Floating Rate Income Fund, a series of John Hancock Funds II, in which WAMCO agrees that it will not to serve as investment adviser (including subadviser) to another investment company that is sold to retail investors and is managed in a style similar to the Floating Rate Income Fund for a period of five years and the Adviser agrees that it will develop a program for the marketing of the fund. In the event WAMCO should advise such an investment company, the agreement would entitle the Adviser to $2 million in liquidated damages due to the fact that the Adviser and the distributor to the Floating Rate Income Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, WAMCO is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $500 million on the first anniversary of the Fund’s commencement to $2 billion on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if WAMCO is terminated as subadviser to the fund, then WAMCO is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate WAMCO as subadviser to the fund for a five year period.

(10)	In the case of the Disciplined Diversification Trust, the Adviser has entered into an agreement with Dimensional Fund Advisers (“DFA”) in which DFA agrees that it will not for a period of five years serve as investment adviser (including subadviser) or distributor to another mutual fund that is sold to commission-based, broker-sold variable annuity products and that is managed in a style similar to the Disciplined Diversification Trust. (This provision does not apply to DFA’s Financial Advisor business and only applies to funds sold in John Hancock variable insurance product distribution channels.) In the event that DFA should advise such a fund, the agreement would entitle the Adviser to $1 million in liquidated damages during the first three years following commencement of fund operations and $500,000 for the following two years due to the fact that the Adviser and the distributor to the Disciplined Diversification Trust will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, DFA is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $150 million on the first anniversary of the Fund’s commencement to $450 million on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if DFA is terminated as subadviser to the fund, then DFA is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate DFA as subadviser to the fund for a five year period.

DFA has also agreed that if DFA or one of its affiliates advises, underwrites or distributes any commission-paid, broker-sold, open-end U.S. registered investment company offering Class A, B or C shares or any closed-end U.S. registered investment company that is classified in the Morningstar Moderate Allocation category, and that has an investment objective and policies substantially similar to those of the Fund, then the Adviser will be offered a similar opportunity to reach terms with DFA to manage and distribute a similar fund. (This provision does not apply to activities and services through DFA Financial Advisors business and in particular funds DFA advises for AIG, Genworth Financial and AEGON, and their respective subsidiaries.)

110

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

In addition, in the case of each Lifestyle Trust, the Absolute Return Trust and the Index Allocation Trust (the “Fund of Funds”), the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

111

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
Active Bond Trust (MFC Global Investment Management (U.S.), LLC) (Declaration Management & Research LLC)
The Trust underperformed the benchmark index over the one-, three-, five-, and ten-year periods.

The Trust outperformed the Morningstar Category Average over the five- and ten-year periods and underperformed over the one- and three-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Advisory fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board noted that although the advisory fees for the Trust are modestly higher than the peer group median, the Fund outperformed the Morningstar Category Average over the five- and ten- year periods. The Board also noted the Trust’s poor performance for the one year period ended March 31, 2008 negatively affected the Trust’s three- and five- year performance record.

The Board took into account management’s discussion of the factors that contributed to the Trust’s more recent performance, including the subadviser’s investment style and current market conditions. The Board also took into account the Trust’s longer-term performance history.

The Board also requested management to review whether breakpoints in the advisory and subadvisory fee would be appropriate.

Core Bond Trust (Wells Capital Management, Incorporated)	The Trust underperformed the benchmark index over the one-year period. The Trust outperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that there was a portfolio manager change in February 2007.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Global Bond Trust (Pacific Investment Management Company)
The Trust underperformed the benchmark index over the one-, three-, five-, and ten-year periods.

The Trust outperformed the Morningstar Category Average over the one-, three-, five-, and ten-year periods.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Advisory fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.
The Board noted that although the Trust underperformed its benchmark index over the one-, three- five- and ten- year periods, it outperformed the Morningstar Category Average over the same periods.

112

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
High Income Trust (MFC Global Investment Management (U.S.)	The Trust underperformed the benchmark index over the one-year period. The Trust underperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are modestly lower than the peer group median.

Advisory fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and current market conditions as well as the favorable long term performance over the three- five- and ten- year periods of a mutual fund managed in a similar style by MFC Global Investment Management (U.S.).

High Yield Trust (Western Asset Management Company)
The Trust underperformed the benchmark index over the one-, three-, five-, and ten-year periods.

The Trust outperformed the Morningstar Category Average over the three- and five-year periods and underperformed over the one- and ten-year periods.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Advisory fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the relatively small range in returns among the peer group.

The Board also noted that Western Asset Management Company assumed responsibility of the Trust in April 2006 and that performance prior to that date reflects that of the previous subadviser.

Income Trust (Franklin Advisers)	See “Other Comments.”
Subadvisory fees for this Trust are modestly higher than the peer group median.

Advisory fees for this Trust are higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Trust recently commenced operations. In reviewing the Trust, the Board took into account the Trust’s limited performance history.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure. The Board further noted that while advisory fees for this Trust are higher than the peer group median, the performance of the comparable retail fund the Trust is modeled after outperforms its benchmark index and peer group average over the three-, five- and ten-year periods.

Investment Quality Bond Trust (Wellington Management Company, LLP)
The Trust outperformed the benchmark index over the five-year period and underperformed over the one-, three- and ten-year periods.

The Trust outperformed the Morningstar Category Average over the one-, three-, five-, and ten-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Advisory fees for this Trust are equal to the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.
The Board noted the Trust’s consistent outperformance relative to the peer group average.

113

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
Money Market Trust (MFC Global Investment Management (U.S.A.) Limited)
The Trust underperformed the benchmark index over the one-, three-, five-, and ten-year periods.

The Trust outperformed the Morningstar Category Average over the five-year period and underperformed over the one-, three- and ten-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Advisory fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board took into account the relatively small difference in rankings among the funds in the Trust’s peer group.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Money Market Trust B (MFC Global Investment Management (U.S.A.) Limited)
The Trust outperformed the benchmark index over the one-, three-, and ten-year periods and underperformed over the five-year period.

The Trust outperformed the Morningstar Category Average over the one-, three-, five-, and ten-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Advisory fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

Real Return Bond Trust (Pacific Investment Management Company)
The Trust underperformed the benchmark index over the one- and three-year periods.

The Trust outperformed the Morningstar Category Average over the one-year period and underperformed over the three-year period.

Subadvisory fees for this Trust are slightly lower than the peer group median.

Advisory fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and market conditions as well as the favorable long term performance over the five- year period of a mutual fund managed in a similar style by Pacific Investment Management Company.

The Board noted that although the advisory fees for the Trust are modestly higher than the peer group median and the total expenses for the Trust are slightly higher than the peer group median, the performance of the Trust and a mutual fund managed in a style similar to the Trust as discussed in the paragraph above has been favorable.

The Board noted a reduction in the subadvisory and advisory fee effective in 2007.

In reviewing the Trust’s expenses and performance, the Board noted the relatively small size of the peer group.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

114

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
Short-Term Bond Trust (Declaration Management & Research LLC)
The Trust underperformed the benchmark index over the one-, three-, five-, and ten-year periods.

The Trust underperformed the Morningstar Category Average over the one-, three-, five-, and ten-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Advisory fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and current market conditions.

The Board also noted the Trust’s past performance history prior to the current period of underperformance, which was generally consistently above the average of its peers. The Board requested that management continue to monitor the Trust’s underperformance.

Spectrum Income Trust (T. Rowe Price Associates, Inc.)	The Trust underperformed the benchmark index over the one-year period. The Trust outperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are slightly higher than the peer group median.

Advisory fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Trust has limited performance history. In reviewing the Trust, the Board also took into account the favorable long term performance over the three- and five- year periods of a mutual fund managed in a similar style by T. Rowe Price Associates, Inc.

The Board noted that although the advisory fees and total expenses for the Trust are higher than the peer group median and the subadvisory fees for the Trust are slightly higher than the peer group median, the performance of the Trust and a mutual fund managed in a style similar to the Trust as discussed in the paragraph above as been favorable.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board noted that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

115

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
Strategic Bond Trust (Western Asset Management Company)
The Trust underperformed the benchmark index over the one-, three-, five-, and ten-year periods.

The Trust underperformed the Morningstar Category Average over the one-, three-, five-, and ten-year periods.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Advisory fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the effect of the subadviser’s investment style on its performance versus its peer group.

The Board also noted that Western Asset Management Company became the subadviser to the Trust in April 2006 and that, therefore, the Trust’s long-term performance also reflects the performance of the previous subadviser.

The Board took into account management’s discussion of the Trust’s expenses.

Strategic Income Trust (MFC Global Investment Management (U.S.))
The Trust underperformed the benchmark index over the one- and three-year periods.

The Trust outperformed the Morningstar Category Average over the one-year period and underperformed over the three-year period.

Subadvisory fees for this Trust are slightly lower than the peer group median.

Advisory fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and current market conditions noting that the one year performance has improved.

The Board noted that although the advisory fees and total expenses for the Trust are modestly higher than the peer group median, the one year performance of the Trust has improved.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Total Return Trust (Pacific Investment Management Company)	The Trust outperformed the benchmark index over the one-, three-, and five-year periods. The Trust outperformed the Morningstar Category Average over the one-, three-, and five-year periods.
Subadvisory fees for this Trust are equal to the peer group median.

Advisory fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that although the advisory fees for the Trust are modestly higher and the total expenses for the Trust are slightly higher than the peer group median, the performance of the Trust has been favorable.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

116

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
U.S. Government Securities Trust (Western Asset Management Company)
The Trust underperformed the benchmark index over the one-, three-, five-, and ten-year periods.

The Trust underperformed the Morningstar Category Average over the one-, three-, five-, and ten-year periods.

Subadvisory fees for this Trust are equal to the peer group median.

Advisory fees for this Trust are equal to than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the effect of the subadviser’s investment style on its performance versus its peer group. The Board requested that management continue to closely monitor the Trust.

U.S. High Yield Bond Trust (Wells Capital Management, Incorporated)	The Trust outperformed the benchmark index over the one-year period. The Trust outperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are slightly higher than the peer group median.

Advisory fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

117

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

At its meeting on December 13-14, 2007, the Board, including all of the Independent Trustees, approved the following new portfolio for John Hancock Trust (the “Trust”):

1.	Floating Rate Income Trust (the “Portfolio”)

This section describes the evaluation by the Board of Trustees of:

(a)	an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between John Hancock Trust (the “Trust”) and John Hancock Investment Management, LLC (the “Adviser” or “JHIMS”) to add the New Portfolios.

(b)	an amendment to the subadvisory agreement (the “Subadvisory Agreement Amendment”) between the Adviser, and Western Asset Management Company (“WAMCO”) to add the Floating Rate Income Trust.

WAMCO is also referred to as the “Subadviser.”

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on December 13-14, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments,

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolio;

(2)–(a) reviewed the anticipated profitability of the JHIMS’s relationship with the New Portfolio in terms of the total amount of annual advisory fees it would receive with respect to the New Portfolio and whether JHIMS has the financial ability to provide a high level of services to the New Portfolio;

(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolio;

(c) noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolio and concluded that the advisory fees to be paid by the Trust with respect to these funds are not unreasonable in light of such information; and

(d) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the New Portfolio and entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Advisor and its affiliates’ level of profitability, if any, from their relationship with the New Portfolio was reasonable and not excessive.

(4) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the New Portfolios are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of New Portfolio. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolio, as well as the other factors considered.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on December 13-14, 2007, the Board, including all the Independent Trustees, approved the Subadvisory Agreement Amendments.

In making its determination with respect to the factors that it considers, the Board reviewed or considered:

(1)	that the Subadviser currently provided subadvisory services to the Trust or John Hancock Funds II and has extensive experience and demonstrated skills as a manager;

(2)	the investment performance of other Trust or John Hancock Funds II funds managed by the Subadviser;

(3)	the investment performance of the Subadviser’s portfolios managed comparably to the New Portfolio and comparative performance information relating to the benchmark;

118

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(4)	the proposed subadvisory fee for the New Portfolio and comparative fee information; and

(5)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve the Subadvisory Agreement Amendment was based on a number of determinations, including the following:

(1)	The Subadviser currently manages other funds of the Trust and John Hancock Funds II and the Board is generally satisfied with each Subadviser’s management of these funds;

(2)	The subadvisory fees are generally competitive within the range of industry norms are the product of arms-length negotiation between the Adviser and Subadviser;

(3)	the performance of the comparably managed portfolios of the Subadviser as set forth in Appendix A;

(4)	The Material Relationships consist of arrangements in which the Subadviser or its affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts, and exempt group annuity contracts sold to qualified plans, and which in no case contained elements that would cause the Board to conclude that approval of the subadvisory agreement with the Subadviser would be inappropriate.

119

John Hancock Trust
Appendix A

Trust (Subadviser)	Comparable Fund Performance as of September 30, 2007	Estimated Fees and Expenses as of September 30, 2007	Other Comments
Floating Rate Income Trust (Western Asset Management Company)	The subadviser’s US Bank Loan composite performance track record is above its peer group and benchmark for the 1-, 2-, 3-, & 4-year periods.	Subadvisory fees for this Trust were lower than its peer group median. Advisory fees for this Trust were higher than its peer group median.
The Board noted that the Trust has not yet commenced operations.

The Board further noted that the subadviser manages several other JHT fixed income funds (including a high yield fund) and that it is generally satisfied with the performance of these funds.

120

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

At its meeting on June 27, 2008, the Board, including all of the Independent Trustees, approved the sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Western Asset Management Company (the “Subadviser”) and Western Asset Management Company Limited (the “Sub-Subadviser”) relating to the Floating Rate Income Trust (the “Portfolio”) a series of John Hancock Trust (the “Trust”).

This section describes the evaluation by the Board of Trustees of the Sub-Subadvisory Agreement.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of the Sub-Subadvisory Agreement

At its meeting on June 27, 2008, the Board, including all the Independent Trustees, approved the Sub-Subadvisory Agreement.

In making its determination with respect to the factors that it considers, the Board reviewed or considered:

(1)	that the Sub-Subadviser has extensive experience and demonstrated skills as a manager;

(2)	that the Sub-Subadviser is an affiliate of the Subadviser;

(3)	that the Sub-Subadvisory Agreement between the Sub-Subadviser and the Subadviser is being effected in order to permit the Subadviser to trade certain non-dollar denominated foreign securities for the Portfolio;

(4)	the investment performance of other Trust or John Hancock Funds II funds where the Sub-Subadviser also manages certain assets for these funds;

(5)	the proposed sub-subadvisory fee for the Portfolio; and

(6)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and the Sub-Subadviser.

The Board’s decision to approve the Sub-Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Sub-Subadvisory Agreement will permit the Subadviser to trade certain non-dollar denominated foreign securities for the Portfolio which may enhance the performance of the Portfolio.

(2)	The Sub-Subadviser may generally be expected to provide at least the same level and quality of management services under the Sub-Subadvisory Agreement as the Subadviser does under the Subadvisory Agreement.

(3)	The subadvisory fee under the Sub-Subadvisory Agreement: (i) is paid by the Subadviser and not by the Portfolio; (ii) will not result in any advisory fee increase with respect to the Portfolio.

121

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Special Shareholder Meeting (unaudited)

A Special Meeting of the Shareholders of John Hancock Trust (the “Trust) was held at the Trust’s principal office at 601 Congress Street, Boston Massachusetts on January 8, 2008, as adjourned to January 28, 2008, as further adjourned with respect to the U.S. Multi Sector Trust to April 14, 2008.

Proposal 1: Election of the following seven nominees as Trustees of JHT.

	Charles L. Bardelis		James R. Boyle		Peter S. Burgess		Elizabeth G. Cook
	Affirmative	Withhold	Affirmative	Withhold	Affirmative	Withhold	Affirmative	Withhold
Active Bond Trust	194,743,276.886	6,410,506.768	194,999,317.289	6,154,466.365	194,888,850.873	6,264,932.781	194,435,484.441	6,718,299.213
Core Bond Trust	21,961,924.309	105,882.750	21,961,924.309	105,882.750	21,961,924.309	105,882.750	21,961,924.309	105,882.750
Global Bond Trust	80,621,421.619	2,214,335.727	80,749,769.164	2,085,988.182	80,658,991.031	2,176,766.315	80,584,680.399	2,251,076.947
High Income Trust	31,810,923.498	.000	31,810,923.498	.000	31,810,923.498	.000	31,810,923.498	.000
High Yield Trust	197,687,065.824	7,913,349.448	197,645,294.604	7,955,120.668	197,626,081.862	7,974,333.410	195,580,583.685	10,019,831.587
Income Trust	25,641,937.349	957,632.941	25,727,545.353	872,024.937	25,601,814.983	997,755.307	25,617,293.007	982,277.283
Investment Quality Bond Trust	37,298,896.033	1,132,209.658	37,310,436.164	1,120,669.527	37,298,509.071	1,132,596.620	37,268,548.603	1,162,557.088
Money Market Trust	101,298,740.643	6,622,459.357	103,533,357.658	4,387,842.342	103,265,769.093	4,655,430.907	102,453,832.147	5,467,367.853
Money Market Trust B	550,281,503.909	37,841,068.414	550,659,119.181	37,463,453.142	550,833,817.462	37,288,754.861	548,959,766.062	39,162,806.261
Real Return Bond Trust	89,263,269.213	2,174,949.563	88,747,799.422	2,690,419.354	89,263,269.213	2,174,949.563	88,908,254.020	2,529,964.756
Short-Term Bond Trust	26,061,813.078	858,749.886	26,053,642.283	866,920.681	26,056,162.532	864,400.432	26,039,315.105	881,247.859
Spectrum Income Trust	74,862,104.772	2,374,059.622	74,927,390.183	2,308,774.211	74,877,360.687	2,358,803.707	74,682,679.930	2,553,484.464
Strategic Bond Trust	21,836,658.026	869,809.215	21,858,647.037	847,820.204	21,886,289.345	820,177.896	21,863,541.007	842,926.234
Strategic Income Trust	1,434,189.171	3,170.719	1,434,189.171	3,170.719	1,434,189.171	3,170.719	1,425,954.477	11,405.413
Total Return Trust	50,039,102.258	1,472,347.651	49,995,584.406	1,515,865.503	50,036,463.223	1,474,986.686	49,929,169.612	1,582,280.297
U.S. Government Securities Trust	18,506,167.934	759,755.465	18,486,390.635	779,532.764	18,489,909.518	776,013.881	18,466,735.810	799,187.589
U.S. High Yield Bond Trust	306,469.809	16,485.251	306,469.809	16,485.251	306,469.809	16,485.251	306,469.809	16,485.251

	Hassell H. McClellan		James M. Oates		F. David Rolwing
	Affirmative	Withhold	Affirmative	Withhold	Affirmative	Withhold
Active Bond Trust	194,640,496.957	6,513,286.697	194,988,226.474	6,165,557.180	194,508,149.032	6,645,634.622
Core Bond Trust	21,961,924.309	105,882.750	21,961,924.309	105,882.750	21,961,924.309	105,882.750
Global Bond Trust	80,703,157.649	2,132,599.697	80,667,843.854	2,167,913.492	80,519,171.314	2,316,586.032
High Income Trust	31,810,923.498	.000	31,810,923.498	.000	31,810,923.498	.000
High Yield Trust	196,607,898.850	8,992,516.422	196,768,462.700	8,831,952.572	195,802,049.873	9,798,365.399
Income Trust	25,698,675.403	900,894.887	25,702,617.379	896,952.911	25,632,652.583	966,917.707
Investment Quality Bond Trust	37,306,048.600	1,125,057.091	37,318,322.458	1,112,783.233	37,268,124.401	1,162,981.290
Money Market Trust	102,725,880.663	5,195,319.337	103,584,636.092	4,336,563.908	102,589,696.196	5,331,503.804
Money Market Trust B	550,540,977.707	37,581,594.616	551,048,330.466	37,074,241.857	549,448,543.558	38,674,028.765
Real Return Bond Trust	89,166,612.341	2,271,606.435	88,882,519.373	2,555,699.403	88,932,618.465	2,505,600.311
Short-Term Bond Trust	26,058,557.170	862,005.794	26,062,405.411	858,157.553	26,073,619.844	846,943.120
Spectrum Income Trust	74,823,978.938	2,412,185.456	74,909,050.233	2,327,114.161	74,707,860.085	2,528,304.309
Strategic Bond Trust	21,858,647.037	847,820.204	21,857,120.981	849,346.260	21,770,942.898	935,524.343
Strategic Income Trust	1,417,883.852	19,476.038	1,433,582.747	3,777.143	1,410,255.582	27,104.308
Total Return Trust	49,993,475.579	1,517,974.330	50,003,484.511	1,507,965.398	49,834,175.905	1,677,274.004
U.S. Government Securities Trust	18,480,285.804	785,637.595	18,509,191.759	756,731.640	18,442,171.700	823,751.699
U.S. High Yield Bond Trust	306,469.809	16,485.251	306,469.809	16,485.251	306,469.809	16,485.251

Proposal 2(a):	Approval of an Amendment to Declaration of Trust authorizing the conversion of JHT to another form of business entity.

	Affirmative	Against	Abstain
Active Bond Trust	181,144,956.851	10,646,801.429	9,362,025.374
Core Bond Trust	21,227,121.085	196,945.622	643,740.352
Global Bond Trust	76,675,418.301	2,609,300.760	3,551,038.285
High Income Trust	31,810,923.498	.000	.000
High Yield Trust	188,862,509.315	9,287,061.633	7,450,844.324
Income Trust	24,475,503.739	1,239,791.634	884,274.917
Investment Quality Bond Trust	35,460,868.951	1,682,737.399	1,287,499.341
Money Market Trust	98,599,016.928	5,569,608.837	3,752,574.235
Money Market Trust B	496,759,705.042	49,894,131.219	41,468,736.062
Real Return Bond Trust	82,989,079.107	2,017,803.566	6,431,336.103
Short-Term Bond Trust	25,070,905.274	1,322,404.062	527,253.628
Spectrum Income Trust	70,741,831.053	3,200,953.478	3,293,739.863
Strategic Bond Trust	20,991,721.089	805,353.933	909,392.219
Strategic Income Trust	1,197,292.408	53,194.920	186,872.562
Total Return Trust	47,701,464.189	1,358,327.933	2,451,657.787
U.S. Government Securities Trust	17,585,485.405	905,024.111	775,413.883
U.S. High Yield Bond Trust	261,518.927	60,200.478	1,235.655

122

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 2(b):	Approval of the Reorganization of JHT from a Massachusetts business trust to a Delaware limited liability company pursuant to a Plan of Conversion.

	Affirmative	Against	Abstain
Active Bond Trust	182,580,537.697	9,421,262.347	9,151,983.610
Core Bond Trust	21,227,121.085	196,945.622	643,740.352
Global Bond Trust	77,110,815.136	2,552,202.321	3,172,739.889
High Income Trust	31,810,923.498	.000	.000
High Yield Trust	189,039,639.418	8,821,973.756	7,738,802.098
Income Trust	24,870,438.917	922,910.128	806,221.245
Investment Quality Bond Trust	35,165,351.119	1,863,396.877	1,402,357.695
Money Market Trust	100,491,760.518	3,867,620.501	3,561,818.981
Money Market Trust B	499,002,158.773	52,175,929.176	36,944,484.374
Real Return Bond Trust	83,038,906.627	2,736,101.431	5,663,210.718
Short-Term Bond Trust	25,159,092.893	1,155,730.834	605,739.237
Spectrum Income Trust	71,534,655.010	2,732,985.962	2,968,523.422
Strategic Bond Trust	21,020,207.647	785,138.229	901,121.365
Strategic Income Trust	1,220,958.712	31,450.860	184,950.318
Total Return Trust	47,707,135.136	1,331,683.635	2,472,631.138
U.S. Government Securities Trust	17,691,320.695	815,447.508	759,155.196
U.S. High Yield Bond Trust	261,518.928	25,806.453	35,629.679

Proposal 3(a):	Approval of an Amendment to the Advisory Agreement clarifying that the Adviser’s authority to manage Fund assets directly.

	Affirmative	Against	Abstain
Active Bond Trust	184,778,077.208	7,630,237.535	8,745,468.911
Core Bond Trust	21,318,183.957	105,882.750	643,740.352
Global Bond Trust	77,377,286.750	2,106,839.765	3,351,630.831
High Income Trust	31,810,923.498	.000	.000
High Yield Trust	191,941,524.183	6,952,270.102	6,706,620.987
Income Trust	24,948,966.940	887,718.737	762,884.613
Investment Quality Bond Trust	35,729,144.932	1,376,089.035	1,325,871.724
Money Market Trust	99,434,660.924	4,653,775.612	3,832,763.464
Money Market Trust B	518,799,218.512	31,609,138.143	37,714,215.668
Real Return Bond Trust	84,215,317.283	1,270,962.712	5,951,938.781
Short-Term Bond Trust	25,232,939.928	1,041,488.283	646,134.753
Spectrum Income Trust	71,953,743.687	2,425,903.998	2,856,516.709
Strategic Bond Trust	20,989,257.278	740,632.509	976,577.454
Strategic Income Trust	1,230,529.045	19,958.283	186,872.562
Total Return Trust	47,873,007.877	1,390,644.259	2,247,797.773
U.S. Government Securities Trust	17,762,697.376	640,558.083	862,667.940
U.S. High Yield Bond Trust	261,518.927	60,200.478	1,235.655

Proposal 3(b):	Approval of an Amendment to the Advisory Agreement clarifying the liability standard applicable to the Adviser.

	Affirmative	Against	Abstain
Active Bond Trust	184,486,486.694	7,466,285.937	9,201,011.023
Core Bond Trust	21,318,183.957	105,882.750	643,740.352
Global Bond Trust	76,991,742.545	2,395,143.654	3,448,871.147
High Income Trust	31,810,923.498	.000	.000
High Yield Trust	190,841,701.153	6,603,832.499	8,154,881.620
Income Trust	24,780,039.028	950,855.530	868,675.732
Investment Quality Bond Trust	35,701,372.540	1,373,139.678	1,356,593.473
Money Market Trust	101,181,226.328	3,196,734.620	3,543,239.052
Money Market Trust B	506,230,569.231	44,868,594.433	37,023,408.659
Real Return Bond Trust	83,104,602.428	1,746,688.698	6,586,927.650
Short-Term Bond Trust	24,889,820.205	1,366,513.565	664,229.194
Spectrum Income Trust	71,810,094.446	2,509,612.884	2,916,457.064
Strategic Bond Trust	20,989,419.040	666,394.645	1,050,653.556
Strategic Income Trust	1,229,490.376	20,564.707	187,304.807
Total Return Trust	48,013,930.738	1,334,756.551	2,162,762.620
U.S. Government Securities Trust	17,704,975.071	640,863.660	920,084.668
U.S. High Yield Bond Trust	275,354.739	11,970.642	35,629.679

123

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 3(c):	Approval of an Amendment to the Advisory Agreement transferring to a new service agreement with the Adviser the financial, accounting and administrative services currently performed by the Adviser under the Advisory Agreement.

	Affirmative	Against	Abstain
Active Bond Trust	182,359,782.684	9,368,115.707	9,425,885.263
Core Bond Trust	21,318,183.957	105,882.750	643,740.352
Global Bond Trust	77,124,164.946	2,430,329.716	3,281,262.684
High Income Trust	31,810,923.498	.000	.000
High Yield Trust	188,247,444.982	7,589,251.645	9,763,718.645
Income Trust	24,471,003.171	1,206,228.243	922,338.876
Investment Quality Bond Trust	35,474,866.405	1,586,302.917	1,369,936.369
Money Market Trust	100,250,684.199	3,801,955.954	3,868,559.847
Money Market Trust B	514,665,138.513	36,054,833.123	37,402,600.687
Real Return Bond Trust	82,938,471.253	1,957,944.542	6,541,802.981
Short-Term Bond Trust	24,988,341.173	1,366,874.678	565,347.113
Spectrum Income Trust	71,215,877.720	2,877,593.086	3,142,693.588
Strategic Bond Trust	20,849,317.321	841,902.808	1,015,247.112
Strategic Income Trust	1,212,179.138	37,269.520	187,911.232
Total Return Trust	47,884,612.634	1,450,802.575	2,176,034.700
U.S. Government Securities Trust	17,720,707.567	662,158.901	883,056.931
U.S. High Yield Bond Trust	261,518.928	25,806.453	35,629.679

Proposal 5(a):	Approval of Amended Fundamental Investment Restrictions regarding Concentration.

	Affirmative	Against	Abstain
Active Bond Trust	186,838,277.765	5,842,967.661	8,472,538.228
Core Bond Trust	21,318,183.957	105,882.750	643,740.352
Global Bond Trust	78,058,976.823	2,046,030.946	2,730,749.577
High Income Trust	31,810,923.498	.000	.000
High Yield Trust	191,489,486.998	5,350,027.505	8,760,900.769
Income Trust	25,169,420.535	578,674.635	851,475.120
Investment Quality Bond Trust	35,994,199.003	1,203,914.607	1,232,992.081
Money Market Trust	100,752,662.825	4,416,721.947	2,751,815.228
Money Market Trust B	521,501,803.465	20,920,910.219	45,699,858.639
Real Return Bond Trust	86,772,664.404	1,645,661.262	3,019,893.110
Short-Term Bond Trust	25,659,118.418	658,223.189	603,221.357
Spectrum Income Trust	72,588,722.710	2,123,655.254	2,523,786.430
Strategic Bond Trust	21,337,920.079	605,623.283	762,923.879
Strategic Income Trust	1,422,892.725	6,048.186	8,418.979
Total Return Trust	49,023,533.521	990,479.724	1,497,436.664
U.S. Government Securities Trust	18,193,865.063	588,691.038	483,367.298
U.S. High Yield Bond Trust	275,354.739	11,970.642	35,629.679

Proposal 5(b):	Approval of Amended Fundamental Investment Restrictions regarding Diversification.

	Affirmative	Against	Abstain
Active Bond Trust	186,951,694.504	5,753,708.486	8,448,380.664
Core Bond Trust	21,318,183.957	105,882.750	643,740.352
Global Bond Trust
High Income Trust	31,810,923.498	.000	.000
High Yield Trust	191,372,954.944	5,397,384.682	8,830,075.646
Income Trust	25,131,267.281	616,827.889	851,475.120
Investment Quality Bond Trust	35,991,921.230	1,212,047.205	1,227,137.256
Money Market Trust	102,317,832.333	2,918,250.655	2,685,117.012
Money Market Trust B	520,077,443.523	22,415,513.169	45,629,615.631
Real Return Bond Trust
Short-Term Bond Trust	25,577,513.819	739,568.705	603,480.440
Spectrum Income Trust	72,647,463.983	2,084,372.593	2,504,327.818
Strategic Bond Trust	21,364,718.228	602,045.403	739,703.610
Strategic Income Trust	1,422,892.725	6,048.186	8,418.979
Total Return Trust	49,062,219.084	987,511.892	1,461,718.933
U.S. Government Securities Trust	18,210,870.438	574,471.727	480,581.234
U.S. High Yield Bond Trust	275,354.739	11,970.642	35,629.679

124

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 5(c):	Approval of Amended Fundamental Investment Restrictions regarding Borrowing.

	Affirmative	Against	Abstain
Active Bond Trust	186,437,285.140	6,258,241.199	8,458,257.315
Core Bond Trust	21,318,183.957	105,882.750	643,740.352
Global Bond Trust	77,875,264.425	2,271,196.759	2,689,296.162
High Income Trust	31,810,923.498	.000	.000
High Yield Trust	190,712,767.488	6,252,094.598	8,635,553.186
Income Trust	25,121,387.509	587,637.334	890,545.447
Investment Quality Bond Trust	35,881,162.476	1,308,850.318	1,241,092.897
Money Market Trust	100,344,250.261	4,853,623.982	2,723,325.757
Money Market Trust B	520,232,934.308	22,292,269.732	45,597,368.283
Real Return Bond Trust	86,734,890.636	1,683,435.030	3,019,893.110
Short-Term Bond Trust	25,568,011.964	749,329.643	603,221.357
Spectrum Income Trust	72,340,399.618	2,362,714.181	2,533,050.595
Strategic Bond Trust	21,275,516.780	671,054.035	759,896.426
Strategic Income Trust	1,422,892.725	6,048.186	8,418.979
Total Return Trust	48,868,656.570	1,166,151.127	1,476,642.212
U.S. Government Securities Trust	18,129,359.880	644,260.550	492,302.969
U.S. High Yield Bond Trust	261,518.927	11,970.642	49,465.491

Proposal 5(d):	Approval of Amended Fundamental Investment Restrictions regarding Underwriting.

	Affirmative	Against	Abstain
Active Bond Trust	186,829,913.589	5,871,521.441	8,452,348.624
Core Bond Trust	21,318,183.957	105,882.750	643,740.352
Global Bond Trust	78,180,199.581	1,971,724.124	2,683,833.641
High Income Trust	31,810,923.498	.000	.000
High Yield Trust	191,326,750.157	5,539,223.474	8,734,441.641
Income Trust	25,113,763.806	634,802.309	851,004.175
Investment Quality Bond Trust	35,987,581.628	1,212,416.759	1,231,107.304
Money Market Trust	100,681,733.559	4,472,213.517	2,767,252.924
Money Market Trust B	520,908,803.004	21,616,401.036	45,597,368.283
Real Return Bond Trust	86,734,890.636	1,683,435.030	3,019,893.110
Short-Term Bond Trust	25,635,240.174	670,979.714	614,343.076
Spectrum Income Trust	72,554,435.284	2,117,185.380	2,564,543.730
Strategic Bond Trust	21,351,617.164	609,809.107	745,040.970
Strategic Income Trust	1,423,931.396	5,009.515	8,418.979
Total Return Trust	48,945,576.918	1,085,069.890	1,480,803.101
U.S. Government Securities Trust	18,194,485.155	578,835.112	492,603.132
U.S. High Yield Bond Trust	275,354.739	11,970.642	35,629.679

Proposal 5(e):	Approval of Amended Fundamental Investment Restrictions regarding Real Estate.

	Affirmative	Against	Abstain
Active Bond Trust	186,841,388.206	5,932,618.885	8,379,776.563
Core Bond Trust	21,318,183.957	105,882.750	643,740.352
Global Bond Trust	78,008,483.293	2,146,481.479	2,680,792.574
High Income Trust	31,810,923.498	.000	.000
High Yield Trust	190,697,372.128	6,122,167.883	8,780,875.261
Income Trust	25,132,603.670	615,962.445	851,004.175
Investment Quality Bond Trust	35,894,144.120	1,307,939.539	1,229,022.032
Money Market Trust	100,326,245.227	4,729,258.721	2,865,696.052
Money Market Trust B	521,080,936.483	21,594,457.595	45,447,178.245
Real Return Bond Trust	86,486,652.879	1,931,672.787	3,019,893.110
Short-Term Bond Trust	25,599,460.297	716,733.095	604,369.572
Spectrum Income Trust	72,521,657.442	2,211,390.730	2,503,116.222
Strategic Bond Trust	21,335,876.042	648,371.750	722,219.449
Strategic Income Trust	1,422,892.725	6,048.186	8,418.979
Total Return Trust	48,893,834.285	1,137,884.734	1,479,730.890
U.S. Government Securities Trust	18,143,499.893	632,606.439	489,817.067
U.S. High Yield Bond Trust	275,354.739	11,970.642	35,629.679

125

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 5(f):	Approval of Amended Fundamental Investment Restrictions regarding Commodities.

	Affirmative	Against	Abstain
Active Bond Trust	186,721,672.135	6,067,744.945	8,364,366.574
Core Bond Trust	21,318,183.957	105,882.750	643,740.352
Global Bond Trust	77,937,584.914	2,244,796.920	2,653,375.512
High Income Trust	31,810,923.498	.000	.000
High Yield Trust	191,067,901.085	5,770,515.923	8,761,998.264
Income Trust	25,085,416.564	663,149.551	851,004.175
Investment Quality Bond Trust	35,831,367.023	1,372,601.412	1,227,137.256
Money Market Trust	100,654,297.832	4,922,906.802	2,343,995.366
Money Market Trust B	521,618,863.970	21,043,241.478	45,460,466.875
Real Return Bond Trust	86,482,482.748	1,935,842.918	3,019,893.110
Short-Term Bond Trust	25,627,816.453	692,700.220	600,046.291
Spectrum Income Trust	72,479,225.478	2,205,979.259	2,550,959.657
Strategic Bond Trust	21,287,468.987	659,101.828	759,896.426
Strategic Income Trust	1,423,931.396	5,009.515	8,418.979
Total Return Trust	48,947,573.501	1,087,762.136	1,476,114.272
U.S. Government Securities Trust	18,162,678.445	614,528.491	488,716.463
U.S. High Yield Bond Trust	275,354.739	11,970.642	35,629.679

Proposal 5(g):	Approval of Amended Fundamental Investment Restrictions regarding Loans.

	Affirmative	Against	Abstain
Active Bond Trust	186,447,848.128	6,317,183.884	8,388,751.642
Core Bond Trust	21,318,183.957	105,882.750	643,740.352
Global Bond Trust	77,898,648.712	2,228,995.419	2,708,113.215
High Income Trust	31,810,923.498	.000	.000
High Yield Trust	190,774,754.162	6,121,027.006	8,704,634.104
Income Trust	25,020,648.020	688,376.823	890,545.447
Investment Quality Bond Trust	35,896,375.852	1,303,622.535	1,231,107.304
Money Market Trust	100,101,574.765	5,157,202.972	2,662,422.263
Money Market Trust B	519,729,041.475	22,777,203.846	45,616,327.002
Real Return Bond Trust	86,336,226.951	2,082,098.715	3,019,893.110
Short-Term Bond Trust	25,514,040.436	798,977.891	607,544.637
Spectrum Income Trust	72,373,666.193	2,345,382.024	2,517,116.177
Strategic Bond Trust	21,305,860.590	660,903.041	739,703.610
Strategic Income Trust	1,422,892.725	6,048.186	8,418.979
Total Return Trust	48,919,991.387	1,126,122.970	1,465,335.552
U.S. Government Securities Trust	18,144,806.277	631,300.055	489,817.067
U.S. High Yield Bond Trust	275,354.739	11,970.642	35,629.679

Proposal 5(h):	Approval of Amended Fundamental Investment Restrictions regarding Senior Securities.

	Affirmative	Against	Abstain
Active Bond Trust	186,836,062.257	5,986,318.095	8,331,403.302
Core Bond Trust	21,318,183.957	105,882.750	643,740.352
Floating Rate Income Trust
Global Bond Trust	78,071,282.820	2,014,690.120	2,749,784.406
High Income Trust	31,810,923.498	.000	.000
High Yield Trust	191,778,981.429	4,975,600.981	8,845,832.862
Income Trust	25,112,947.253	635,618.862	851,004.175
Investment Quality Bond Trust	35,924,976.819	1,266,712.532	1,239,416.340
Money Market Trust	101,993,620.105	2,975,716.643	2,951,863.252
Money Market Trust B	521,778,323.407	21,196,387.420	45,147,861.496
Real Return Bond Trust	86,402,108.370	1,926,920.560	3,109,189.846
Short-Term Bond Trust	25,630,849.324	685,344.068	604,369.572
Spectrum Income Trust	72,587,645.083	2,155,025.128	2,493,494.183
Strategic Bond Trust	21,381,735.159	585,370.136	739,361.946
Strategic Income Trust	1,422,892.725	6,048.186	8,418.979
Total Return Trust	49,018,897.697	1,014,966.464	1,477,585.748
U.S. Government Securities Trust	18,207,951.323	568,155.009	489,817.067
U.S. High Yield Bond Trust	261,518.927	11,970.642	49,465.491

126

John Hancock Trust
For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St., N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

127

JHTBSA 8/08

John Hancock Trust
President’s Message

To Our Shareholders:

The financial markets battled a laundry list of ills and produced negative results in the first half of 2008. The worst housing slump since the Great Depression, combined with a subprime mortgage-induced credit crunch, an anemic economy bordering on recession and skyrocketing oil prices that sparked inflation fears, sent the markets tumbling to the edge of bear market territory. For the six months ended June 30, 2008, the Standard & Poor’s 500 Index returned –11.91%, led down by financial stocks, which were the most severely impacted by the credit crisis. The pain was felt in financial markets around the world, amid inflation fears and the spillover effects of the U.S. credit mess.

Bonds held up better in the six-month period, as the Federal Reserve Board continued its aggressive rate-cutting program to help bolster the economy and stabilize the credit markets. For the first half of 2008, the Lehman Brothers U.S. Aggregate Index — a broad measure of bond market performance — returned 1.13%. But even bonds struggled in June, amid signs that the credit crisis was still with us and that inflation was a growing threat.

At such trying times as these, with negative sentiment abounding and markets on the decline, the impulse to flee is understandable. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Investing should be like a marathon, not a sprint. Working with your investment professional on your long-term plan is especially critical in turbulent times to avoid making emotional decisions.

Financial markets have always moved in cycles. While no one knows when it will occur, there will be an upturn and new leaders will emerge. If you try to time the markets, you could miss the move up. That’s why diversification and patience are considered more prudent strategies.

On a technical note, you may notice inside this report that we have replaced fully detailed portfolio listings with shorter summary portfolios that list the top 50 issuers, an option allowed by the Securities and Exchange Commission (SEC). Full portfolio listings must still be filed with the SEC and made available to contract owners on request. We’ve heard from several shareholders asking if we could forgo the mailing entirely or at least lower the costs. Our move is in part a response to your comments, as well as being part of our regular ongoing efforts to keep portfolio costs down. We estimate the print and mail cost savings to the Trust to be approximately $700,000 per year.

Sincerely,

/s/ Keith F. Hartstein

Keith F. Hartstein
President and Chief Executive Officer

2

John Hancock Trust
Semiannual Report — Table of Contents

Shareholder Expense Example	4
Portfolio of Investments (See below for each Portfolio’s page #)	7–19
Statements of Assets and Liabilities	20
Statements of Operations	22
Statements of Changes in Net Assets	24
Financial Highlights	26
Notes to Financial Statements	31
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	43
Appendix A	47
Special Shareholder Meeting	50
For More Information	54

Portfolio	Portfolio of Investments
500 Index Trust	7
500 Index Trust B	8
Index Allocation Trust	9
International Equity Index Trust A	9
International Equity Index Trust B	11
Mid Cap Index Trust	13
Small Cap Index Trust	14
Total Bond Market Trust A	15
Total Bond Market Trust B	16
Total Stock Market Index Trust	18

3

John Hancock Trust
Shareholder Expense Example

As a shareholder of John Hancock Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of Index Allocation, in addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period * 1/1/2008– 6/30/2008	Annualized Expense Ratio
500 Index
Series I — Actual	$1,000.00	$878.90	$2.52	0.54%
Series I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,022.20	2.72	0.54%
Series II — Actual	1,000.00	878.10	3.46	0.74%
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.20	3.72	0.74%
Series NAV — Actual	1,000.00	878.90	2.29	0.49%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%
500 Index B
Series NAV — Actual	$1,000.00	$880.00	$1.17	0.25%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%
Index Allocation **
Series I — Actual ***	$1,000.00	$952.60	$0.12	0.07%†
Series I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,024.20	0.35	0.07%†
Series II — Actual	1,000.00	933.10	1.30	0.27%†
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,023.50	1.36	0.27%†
Series NAV — Actual ***	1,000.00	952.60	0.05	0.03%†
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,024.70	0.15	0.03%†
International Equity Index A
Series I — Actual	$1,000.00	$901.40	$2.88	0.61%
Series I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.80	3.07	0.61%
Series II — Actual	1,000.00	900.50	3.83	0.81%
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.80	4.07	0.81%
Series NAV — Actual	1,000.00	901.30	2.65	0.56%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,022.10	2.82	0.56%
International Equity Index B
Series NAV — Actual	$1,000.00	$901.90	$1.61	0.34%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,023.20	1.71	0.34%
Mid Cap Index
Series I — Actual	$1,000.00	$958.60	$2.68	0.55%
Series I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,022.10	2.77	0.55%
Series II — Actual	1,000.00	957.50	3.65	0.75%
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.10	3.77	0.75%
Series NAV — Actual	1,000.00	958.70	2.43	0.50%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,022.40	2.51	0.50%
Small Cap Index
Series I — Actual	$1,000.00	$906.10	$2.75	0.58%
Series I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,022.00	2.92	0.58%
Series II — Actual	1,000.00	904.70	3.69	0.78%
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%
Series NAV — Actual	1,000.00	906.30	2.51	0.53%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,022.20	2.66	0.53%
Total Bond Market A
Series I — Actual	$1,000.00	$1,013.30	$2.80	0.56%
Series I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,022.10	2.82	0.56%
Series II — Actual	1,000.00	1,011.70	3.85	0.77%
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.00	3.87	0.77%
Series NAV — Actual	1,000.00	1,013.30	2.60	0.52%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,022.30	2.61	0.52%

5

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period * 1/1/2008– 6/30/2008	Annualized Expense Ratio
Total Bond Market B
Series NAV — Actual	$1,000.00	$1,014.80	$1.25	0.25%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%
Total Stock Market Index
Series I — Actual	$1,000.00	$888.80	$2.68	0.57%
Series I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,022.00	2.87	0.57%
Series II — Actual	1,000.00	887.40	3.61	0.77%
Series II — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.00	3.87	0.77%
Series NAV — Actual	1,000.00	888.90	2.44	0.52%
Series NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,022.30	2.61	0.52%

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).
**	Index Allocation’s expense ratios do not include fees and expenses indirectly incurred by underlying funds.
***	Series I and Series NAV shares commenced operations on April 28, 2008. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (64), and divided by 366 (to reflect the one-half year period).
†	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.49% and 0.56% based on the mix of underlying funds held by the portfolio.

6

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

This section shows the funds’ 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the funds’ total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge. If you are an annuity contract owner call 1-800-344-1029. If you are a life insurance contract owner call 1-800-387-2747. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

500 Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.44%
Basic Materials - 4.26%
Monsanto Company	93,348	$11,802,920	0.61%
OTHER SECURITIES		70,273,903	3.65%
		82,076,823
Communications - 10.70%
AT&T, Inc.	1,010,591	34,046,810	1.76%
Cisco Systems, Inc. *	1,004,831	23,372,369	1.21%
Comcast Corp., Class A	503,667	9,554,563	0.50%
Google, Inc., Class A *	39,537	20,813,067	1.08%
QUALCOMM, Inc.	275,347	12,217,147	0.64%
Time Warner, Inc.	608,691	9,008,627	0.47%
Verizon Communications, Inc.	484,905	17,165,636	0.89%
Walt Disney Company	324,080	10,111,296	0.52%
OTHER SECURITIES		70,053,529	3.63%
		206,343,044
Consumer, Cyclical - 7.03%
CVS Caremark Corp.	243,144	9,621,207	0.49%
McDonald’s Corp.	192,818	10,840,228	0.55%
Wal-Mart Stores, Inc.	395,799	22,243,903	1.14%
OTHER SECURITIES		92,866,707	4.85%
		135,572,045
Consumer, Non-cyclical - 19.59%
Abbott Laboratories	262,522	13,905,790	0.72%
Amgen, Inc. *	185,192	8,733,655	0.46%
Gilead Sciences, Inc. *	156,916	8,308,702	0.43%
Johnson & Johnson	479,387	30,843,759	1.61%
Medtronic, Inc.	191,032	9,885,905	0.51%
Merck & Company, Inc.	365,134	13,761,900	0.71%
PepsiCo, Inc.	269,801	17,156,645	0.89%
Pfizer, Inc.	1,150,791	20,104,320	1.03%
Philip Morris International, Inc.	358,804	17,721,330	0.92%
Procter & Gamble Company	519,327	31,580,275	1.63%
The Coca-Cola Company	339,803	17,662,959	0.91%
Wyeth	226,807	10,877,664	0.56%
OTHER SECURITIES		177,494,196	9.21%
		378,037,100
Diversified - 0.07%		1,412,143	0.07%
Energy - 16.27%
Chevron Corp.	351,842	34,878,097	1.81%
ConocoPhillips	262,377	24,765,765	1.28%
Devon Energy Corp.	75,894	9,119,422	0.47%
Exxon Mobil Corp.	898,780	79,209,482	4.12%
Occidental Petroleum Corp.	139,610	12,545,354	0.66%
Schlumberger, Ltd.	202,950	$21,802,918	1.13%
OTHER SECURITIES		131,494,253	6.80%
		313,815,291
Financial - 14.20%
American International Group, Inc.	457,372	12,102,062	0.62%
Bank of America Corp.	757,439	18,080,068	0.93%
Citigroup, Inc.	926,077	15,521,052	0.80%
Goldman Sachs Group, Inc.	67,056	11,728,094	0.61%
JP Morgan Chase & Company	587,384	20,153,130	1.05%
Wells Fargo & Company	561,792	13,342,560	0.69%
OTHER SECURITIES		183,056,288	9.50%
		273,983,254
Industrial - 11.03%
3M Company	119,803	8,337,092	0.43%
Boeing Company	127,826	8,400,725	0.44%
General Electric Company	1,695,500	45,252,895	2.35%
United Parcel Service, Inc., Class B	173,652	10,674,389	0.55%
United Technologies Corp.	165,546	10,214,188	0.53%
OTHER SECURITIES		129,798,424	6.73%
		212,677,713
Technology - 11.67%
Apple, Inc. *	149,968	25,110,642	1.30%
Hewlett-Packard Company	419,510	18,546,537	0.96%
Intel Corp.	974,359	20,929,230	1.09%
International Business Machines Corp.	233,635	27,692,757	1.43%
Microsoft Corp.	1,362,441	37,480,751	1.94%
Oracle Corp. *	674,749	14,169,729	0.73%
OTHER SECURITIES		81,171,213	4.22%
		225,100,859
Utilities - 3.62%
Exelon Corp.	111,589	10,038,547	0.51%
OTHER SECURITIES		59,802,888	3.11%
		69,841,435

TOTAL COMMON STOCKS (Cost $1,864,957,279)		$1,898,859,707
SHORT TERM INVESTMENTS - 2.36%
Lloyds Bank PLC 2.490%, due 07/01/2008	30,776,000	30,776,000	1.60%
John Hancock Cash Investment Trust, 2.5657% (a) (b)	14,651,451	14,651,451	0.76%

TOTAL SHORT TERM INVESTMENTS (Cost $45,427,451)		$45,427,451
Total Investments (500 Index Trust) (Cost $1,910,384,730) - 100.80%		$1,944,287,158	100.80%
Liabilities in Excess of Other Assets - (0.80)%		(15,413,897)	(0.80)%
TOTAL NET ASSETS - 100.00%		$1,928,873,261	100.00%

7

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

500 Index Trust B
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.09%
Basic Materials - 4.28%
Monsanto Company	48,371	$6,116,029	0.61%
OTHER SECURITIES		36,412,133	3.67%
		42,528,162
Communications - 10.76%
AT&T, Inc.	523,670	17,642,441	1.77%
Cisco Systems, Inc. *	520,685	12,111,133	1.22%
Comcast Corp., Class A	260,991	4,950,999	0.51%
Google, Inc., Class A *	20,487	10,784,767	1.09%
QUALCOMM, Inc.	142,680	6,330,712	0.64%
Time Warner, Inc.	315,413	4,668,112	0.47%
Verizon Communications, Inc.	251,269	8,894,923	0.90%
Walt Disney Company	167,933	5,239,510	0.53%
OTHER SECURITIES		36,257,104	3.63%
		106,879,701
Consumer, Cyclical - 7.07%
CVS Caremark Corp.	125,948	4,983,763	0.50%
McDonald’s Corp.	99,915	5,617,221	0.56%
Wal-Mart Stores, Inc.	205,096	11,526,396	1.15%
OTHER SECURITIES		48,117,795	4.86%
		70,245,175
Consumer, Non-cyclical - 19.74%
Abbott Laboratories	136,034	7,205,721	0.73%
Amgen, Inc. *	95,963	4,525,615	0.46%
Gilead Sciences, Inc. *	81,311	4,305,417	0.43%
Johnson & Johnson	248,410	15,982,699	1.61%
Medtronic, Inc.	98,989	5,122,681	0.52%
Merck & Company, Inc.	189,206	7,131,174	0.72%
PepsiCo, Inc.	139,806	8,890,264	0.90%
Pfizer, Inc.	596,319	10,417,692	1.06%
Philip Morris International, Inc.	185,926	9,182,884	0.93%
Procter & Gamble Company	269,106	16,364,336	1.65%
The Coca-Cola Company	176,080	9,152,638	0.92%
Wyeth	117,527	5,636,595	0.57%
OTHER SECURITIES		91,963,146	9.24%
		195,880,862
Diversified - 0.07%		731,748	0.07%
Energy - 16.38%
Chevron Corp.	182,318	18,073,183	1.82%
ConocoPhillips	135,959	12,833,170	1.29%
Devon Energy Corp.	39,327	4,725,532	0.48%
Exxon Mobil Corp.	465,732	41,044,962	4.14%
Occidental Petroleum Corp.	72,353	6,501,640	0.66%
Schlumberger, Ltd.	105,165	11,297,876	1.15%
OTHER SECURITIES		68,139,947	6.84%
		162,616,310
Financial - 14.30%
American International Group, Inc.	237,002	$6,271,073	0.64%
Bank of America Corp.	392,491	9,368,759	0.94%
Citigroup, Inc.	479,876	8,042,721	0.81%
Goldman Sachs Group, Inc.	34,754	6,078,474	0.61%
JP Morgan Chase & Company	304,372	10,443,015	1.06%
Wells Fargo & Company	291,110	6,913,862	0.70%
OTHER SECURITIES		94,842,486	9.54%
		141,960,390
Industrial - 11.10%
3M Company	62,080	4,320,146	0.44%
Boeing Company	66,237	4,353,096	0.44%
General Electric Company	878,578	23,449,246	2.37%
United Parcel Service, Inc., Class B	89,984	5,531,317	0.55%
United Technologies Corp.	85,783	5,292,810	0.53%
OTHER SECURITIES		67,254,402	6.77%
		110,201,017
Technology - 11.75%
Apple, Inc. *	77,711	13,011,930	1.31%
Hewlett-Packard Company	217,383	9,610,502	0.97%
Intel Corp.	504,895	10,845,144	1.10%
International Business Machines Corp.	121,065	14,349,834	1.44%
Microsoft Corp.	705,992	19,421,841	1.95%
Oracle Corp. *	349,643	7,342,503	0.73%
OTHER SECURITIES		42,055,575	4.25%
		116,637,329
Utilities - 3.64%
Exelon Corp.	57,823	5,201,757	0.53%
OTHER SECURITIES		30,983,157	3.11%
		36,184,914

TOTAL COMMON STOCKS (Cost $922,289,228)		$983,865,608
SHORT TERM INVESTMENTS - 1.08%
Rabobank USA Financial Corp. 2.240%, due 07/01/2008	5,064,000	5,064,000	0.51%
John Hancock Cash Investment Trust, 2.5657% (a) (b)	5,708,699	5,708,699	0.57%

TOTAL SHORT TERM INVESTMENTS (Cost $10,772,699)		$10,772,699
Total Investments (500 Index Trust B) (Cost $933,061,927) - 100.17%		$994,638,307	100.17%
Liabilities in Excess of Other Assets - (0.17)%		(1,666,482)	(0.17)%
TOTAL NET ASSETS - 100.00%		$992,971,825	100.00%

8

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Index Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.01%
Mutual Funds - 100.01%
500 Index (MFC Global U.S.A.) (a) (c)	11,758,332	$128,518,572	34.67%
International Equity Index A (SSgA) (c)	2,770,856	55,306,295	14.91%
Mid Cap Index (MFC Global U.S.A.) (a) (c)	2,246,577	36,506,878	9.84%
Small Cap Index (MFC Global U.S.A.) (a) (c)	2,854,981	36,286,811	9.79%
Total Bond Market A (Declaration) (a) (c)	8,773,588	114,232,115	30.80%

TOTAL INVESTMENT COMPANIES (Cost $398,730,732)		$370,850,671
Total Investments (Index Allocation Trust) (Cost $398,730,732) - 100.01%		$370,850,671	100.01%
Liabilities in Excess of Other Assets - (0.01)%		(22,877)	(0.01)%
TOTAL NET ASSETS - 100.00%		$370,827,794	100.00%

International Equity Index Trust A
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 93.50%
Argentina - 0.02%		$87,357	0.02%
Australia - 4.85%
BHP Billiton, Ltd.	67,446	2,825,514	0.80%
OTHER SECURITIES		14,541,854	4.05%
		17,367,368
Austria - 0.48%		1,718,884	0.48%
Belgium - 0.72%		2,580,163	0.72%
Bermuda - 0.06%		223,578	0.06%
Brazil - 1.76%
Petroleo Brasileiro SA	37,000	1,302,881	0.36%
OTHER SECURITIES		5,011,837	1.40%
		6,314,718
Canada - 6.98%
EnCana Corp.	15,236	1,394,952	0.40%
Potash Corp. of Saskatchewan, Inc.	6,489	1,505,445	0.43%
Research In Motion, Ltd. *	10,400	1,220,728	0.35%
Royal Bank of Canada	26,024	1,169,638	0.33%
OTHER SECURITIES		19,678,073	5.47%
		24,968,836
Chile - 0.22%		801,775	0.22%
China - 1.34%		4,814,984	1.34%
Colombia - 0.04%		144,865	0.04%
Czech Republic - 0.16%		575,580	0.16%
Denmark - 0.74%		2,638,649	0.74%
Egypt - 0.11%		$400,181	0.11%
Finland - 1.12%
Nokia AB Oyj	80,044	1,952,133	0.56%
OTHER SECURITIES		2,069,767	0.56%
		4,021,900
France - 6.85%
BNP Paribas SA	16,384	1,484,290	0.41%
Sanofi-Aventis SA	21,043	1,405,755	0.39%
Suez SA	20,827	1,417,886	0.40%
Total SA	43,328	3,697,405	1.02%
OTHER SECURITIES		16,467,959	4.63%
		24,473,295
Germany - 6.10%
Allianz AG	9,046	1,593,734	0.45%
BASF AG	19,480	1,343,973	0.38%
Bayer AG	14,955	1,258,765	0.35%
E.ON AG	12,782	2,578,971	0.71%
Siemens AG	17,454	1,937,923	0.54%
OTHER SECURITIES		13,074,287	3.67%
		21,787,653
Greece - 0.48%		1,725,763	0.48%
Hong Kong - 2.82%
China Mobile, Ltd.	123,000	1,653,197	0.46%
OTHER SECURITIES		8,428,843	2.36%
		10,082,040
Hungary - 0.16%		589,244	0.16%
India - 1.15%
Reliance Industries, Ltd., GDR (d) (e)	14,865	1,462,717	0.42%
OTHER SECURITIES		2,653,644	0.73%
		4,116,361
Indonesia - 0.31%		1,103,001	0.31%
Ireland - 0.45%		1,627,900	0.45%
Israel - 0.48%		1,702,000	0.48%
Italy - 2.56%
Eni SpA	52,321	1,952,332	0.55%
UniCredito Italiano SpA	227,940	1,395,148	0.39%
OTHER SECURITIES		5,828,743	1.62%
		9,176,223
Japan - 14.70%
Mitsubishi UFJ Financial Group, Inc.	207,400	1,837,957	0.52%
Toyota Motor Corp.	54,447	2,568,909	0.73%
OTHER SECURITIES		48,181,173	13.45%
		52,588,039
Luxembourg - 0.69%
ArcelorMittal	17,470	1,727,355	0.48%
OTHER SECURITIES		760,022	0.21%
		2,487,377

9

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (Continued)
Malaysia - 0.41%		$1,470,414	0.41%
Mexico - 1.00%		3,588,610	1.00%
Netherlands - 1.78%
ING Groep NV	38,340	1,222,682	0.34%
OTHER SECURITIES		5,164,344	1.44%
		6,387,026
New Zealand - 0.06%		232,212	0.06%
Norway - 0.77%		2,765,368	0.77%
Peru - 0.13%		476,328	0.13%
Philippines - 0.07%		244,899	0.07%
Poland - 0.33%		1,175,557	0.33%
Portugal - 0.20%		733,234	0.20%
Russia - 1.99%
OAO Gazprom, SADR	50,741	2,942,978	0.81%
OTHER SECURITIES		4,193,427	1.18%
		7,136,405
Singapore - 0.82%		2,950,182	0.82%
South Africa - 1.28%		4,584,913	1.28%
South Korea - 2.44%
Samsung Electronics Company, Ltd.	2,260	1,350,317	0.37%
OTHER SECURITIES		7,390,128	2.07%
		8,740,445
Spain - 2.77%
Banco Bilbao Vizcaya Argentaria SA	71,555	1,371,071	0.39%
Banco Santander Central Hispano SA	125,689	2,309,391	0.66%
Telefonica SA	86,338	2,294,583	0.65%
OTHER SECURITIES		3,940,592	1.07%
		9,915,637
Sweden - 1.44%		5,153,214	1.44%
Switzerland - 5.06%
ABB, Ltd. *	44,947	1,278,606	0.36%
Nestle SA	80,060	3,617,610	1.01%
Novartis AG	47,311	2,605,104	0.73%
Roche Holdings AG - Genusschein	14,333	2,581,638	0.72%
UBS AG *	60,571	1,271,247	0.36%
OTHER SECURITIES		6,734,109	1.88%
		18,088,314
Taiwan - 1.85%		6,632,629	1.85%
Thailand - 0.21%		756,522	0.21%
Turkey - 0.21%		754,975	0.21%
United Kingdom - 15.30%
Anglo American PLC	26,914	1,890,209	0.53%
AstraZeneca Group PLC	29,281	1,249,286	0.35%
BG Group PLC	67,196	1,749,345	0.49%
BHP Billiton PLC	44,353	1,696,214	0.47%
BP PLC	379,362	4,407,224	1.24%
GlaxoSmithKline PLC	109,922	$2,436,892	0.68%
HSBC Holdings PLC	247,047	3,817,315	1.08%
Rio Tinto PLC	20,050	2,399,789	0.67%
Royal Bank of Scotland Group PLC	332,263	1,422,908	0.40%
Royal Dutch Shell PLC, A Shares	71,554	2,940,287	0.82%
Royal Dutch Shell PLC, B Shares	55,453	2,231,171	0.62%
Tesco PLC	161,628	1,188,919	0.33%
Vodafone Group PLC	1,067,649	3,171,819	0.90%
OTHER SECURITIES		24,121,915	6.72%
		54,723,293
United States - 0.03%		98,547	0.03%

TOTAL COMMON STOCKS (Cost $297,812,499)		$334,726,458
PREFERRED STOCKS - 1.95%
Brazil - 1.66%
Petroleo Brasileiro SA (f)	50,600	1,458,566	0.41%
OTHER SECURITIES		4,455,752	1.25%
		5,914,318
Germany - 0.20%		701,927	0.20%
Italy - 0.01%		43,788	0.01%
Malaysia - 0.00%		330	0.00%
Russia - 0.02%		76,048	0.02%
South Korea - 0.06%		232,174	0.06%

TOTAL PREFERRED STOCKS (Cost $4,252,158)		$6,968,585
WARRANTS - 0.00%
Hong Kong - 0.00%		847	0.00%
Indonesia - 0.00%		763	0.00%

TOTAL WARRANTS (Cost $157)		$1,610
RIGHTS - 0.01%
Hong Kong - 0.00%		58	0.00%
Israel - 0.00%		411	0.00%
Japan - 0.00%		1,623	0.00%
Malaysia - 0.00%		0	0.00%
South Africa - 0.01%		10,375	0.01%
Switzerland - 0.00%		9	0.00%
United Kingdom - 0.00%		7,122	0.00%

TOTAL RIGHTS (Cost $13,535)		$19,598

10

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (Continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS -11.37%
AIM Short-Term Investment Trust, STIC Prime Portfolio, Institutional Class 2.410%, due 01/01/2050		$5,067,564	1.41%
John Hancock Cash Investment Trust, 2.5657% (a) (b)	35,635,540	35,635,540	9.96%

TOTAL SHORT TERM INVESTMENTS (Cost $40,703,104)		$40,703,104
Total Investments (International Equity Index Trust A) (Cost $342,781,453) - 106.82%		$382,419,355	106.83%
Liabilities in Excess of Other Assets - (6.82)%		(24,426,850)	(6.83)%
TOTAL NET ASSETS - 100.00%		$357,992,505	100.00%
The portfolio had the following five top industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Banking		11.88%
International Oil		6.58%
Telecommunications Equipment & Services		5.79%
Mining		4.98%
Insurance		4.36%

International Equity Index Trust B
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 93.91%
Argentina - 0.01%		$69,395	0.01%
Australia - 4.68%
BHP Billiton, Ltd.	94,564	3,961,568	0.80%
OTHER SECURITIES		19,399,302	3.88%
		23,360,870
Austria - 0.47%		2,362,300	0.47%
Belgium - 0.77%		3,826,401	0.77%
Bermuda - 0.07%		327,506	0.07%
Brazil - 1.92%		9,566,359	1.92%
Canada - 7.07%
EnCana Corp.	21,664	1,983,476	0.40%
Potash Corp. of Saskatchewan, Inc.	9,111	2,113,747	0.43%
Research In Motion, Ltd. *	14,600	1,713,713	0.34%
Royal Bank of Canada	37,476	1,684,343	0.34%
OTHER SECURITIES		27,793,514	5.56%
		35,288,793
Chile - 0.30%		1,484,721	0.30%
China - 1.36%		6,770,375	1.36%
Colombia - 0.03%		144,237	0.03%
Czech Republic - 0.15%		762,228	0.15%
Denmark - 0.76%		3,805,466	0.76%
Egypt - 0.11%		$556,061	0.11%
Finland - 1.14%
Nokia AB Oyj	114,756	2,798,697	0.57%
OTHER SECURITIES		2,896,597	0.57%
		5,695,294
France - 6.85%
BNP Paribas SA	22,894	2,074,057	0.41%
Sanofi-Aventis SA	28,724	1,918,877	0.38%
Suez SA	29,896	2,035,298	0.41%
Total SA	60,799	5,188,298	1.03%
OTHER SECURITIES		22,977,244	4.62%
		34,193,774
Germany - 6.19%
Allianz AG	12,997	2,289,825	0.46%
BASF AG	28,018	1,933,030	0.39%
Bayer AG	22,123	1,862,096	0.37%
DaimlerChrysler AG	26,391	1,632,137	0.33%
E.ON AG	18,241	3,680,413	0.74%
RWE AG	12,887	1,627,863	0.33%
Siemens AG	25,048	2,781,087	0.56%
OTHER SECURITIES		15,077,952	3.01%
		30,884,403
Greece - 0.47%		2,365,916	0.47%
Hong Kong - 2.84%
China Mobile, Ltd. (d)	173,530	2,332,354	0.46%
OTHER SECURITIES		11,823,332	2.38%
		14,155,686
Hungary - 0.14%		683,333	0.14%
India - 1.03%
Reliance Industries, Ltd., GDR (e)	20,644	2,031,371	0.42%
OTHER SECURITIES		3,129,876	0.61%
		5,161,247
Indonesia - 0.30%		1,519,639	0.30%
Ireland - 0.45%		2,266,210	0.45%
Israel - 0.50%		2,474,497	0.50%
Italy - 2.65%
Eni SpA	75,048	2,800,377	0.55%
UniCredito Italiano SpA	327,679	2,005,617	0.40%
OTHER SECURITIES		8,430,523	1.70%
		13,236,517
Japan - 14.80%
Mitsubishi UFJ Financial Group, Inc.	290,300	2,572,606	0.51%
Toyota Motor Corp.	76,253	3,597,753	0.71%
OTHER SECURITIES		67,682,441	13.58%
		73,852,800
Luxembourg - 0.69%
ArcelorMittal	24,422	2,414,739	0.49%

11

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (Continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (Continued)
Luxembourg (Continued)
OTHER SECURITIES		$1,020,104	0.20%
		3,434,843
Malaysia - 0.42%		2,117,964	0.42%
Mexico - 0.99%		4,931,309	0.99%
Netherlands - 1.73%
ING Groep NV	51,804	1,652,055	0.34%
OTHER SECURITIES		6,957,222	1.39%
		8,609,277
New Zealand - 0.07%		338,436	0.07%
Norway - 0.78%		3,898,493	0.78%
Peru - 0.15%		725,212	0.15%
Philippines - 0.06%		306,395	0.06%
Poland - 0.32%		1,620,794	0.32%
Portugal - 0.20%		1,008,474	0.20%
Russia - 2.01%
OAO Gazprom, SADR	71,355	4,138,589	0.83%
OTHER SECURITIES		5,884,033	1.18%
		10,022,622
Singapore - 0.88%		4,370,102	0.88%
South Africa - 1.32%		6,598,305	1.32%
South Korea - 2.46%
Samsung Electronics Company, Ltd.	3,190	1,905,979	0.38%
OTHER SECURITIES		10,348,061	2.08%
		12,254,040
Spain - 2.86%
Banco Bilbao Vizcaya Argentaria SA	102,850	1,970,716	0.40%
Banco Santander Central Hispano SA	180,097	3,309,073	0.67%
Telefonica SA	123,739	3,288,578	0.67%
OTHER SECURITIES		5,679,163	1.12%
		14,247,530
Sweden - 1.40%		6,997,997	1.40%
Switzerland - 5.10%
ABB, Ltd. *	63,433	1,804,477	0.36%
Nestle SA	112,990	5,105,593	1.01%
Novartis AG	66,801	3,678,289	0.74%
Roche Holdings AG - Genusschein	20,231	3,643,976	0.73%
UBS AG *	82,877	1,739,379	0.35%
OTHER SECURITIES		9,494,246	1.91%
		25,465,960
Taiwan - 1.75%		8,740,592	1.75%
Thailand - 0.27%		1,351,068	0.27%
Turkey - 0.27%		1,338,045	0.27%
United Kingdom - 15.06%
Anglo American PLC	37,159	2,609,773	0.52%
AstraZeneca Group PLC	40,807	$1,741,048	0.35%
BG Group PLC	93,921	2,445,090	0.49%
BHP Billiton PLC	61,996	2,370,945	0.48%
BP PLC	532,695	6,188,563	1.25%
GlaxoSmithKline PLC	153,965	3,413,293	0.68%
HSBC Holdings PLC	334,742	5,172,356	1.04%
Rio Tinto PLC	28,088	3,361,859	0.67%
Royal Bank of Scotland Group PLC	428,729	1,836,022	0.37%
Royal Dutch Shell PLC, A Shares	100,332	4,122,827	0.83%
Royal Dutch Shell PLC, B Shares	77,650	3,124,275	0.63%
Tesco PLC	220,181	1,619,629	0.32%
Vodafone Group PLC	1,497,579	4,449,072	0.89%
OTHER SECURITIES		32,634,355	6.54%
		75,089,107
United States - 0.06%		319,599	0.06%

TOTAL COMMON STOCKS (Cost $398,431,932)		$468,600,192
PREFERRED STOCKS - 1.74%
Brazil - 1.45%		7,223,177	1.45%
Germany - 0.19%		958,435	0.19%
Italy - 0.01%		67,064	0.01%
Malaysia - 0.00%		542	0.00%
Russia - 0.02%		119,896	0.02%
South Korea - 0.07%		329,860	0.07%

TOTAL PREFERRED STOCKS (Cost $4,951,797)		$8,698,974
WARRANTS - 0.00%
Hong Kong - 0.00%		1,306	0.00%
Indonesia - 0.00%		1,535	0.00%

TOTAL WARRANTS (Cost $316)		$2,841
RIGHTS - 0.01%
Hong Kong - 0.00%		157	0.00%
Israel - 0.00%		710	0.00%
Japan - 0.00%		2,375	0.00%
Malaysia - 0.00%		0	0.00%
South Africa - 0.01%		13,600	0.01%
United Kingdom - 0.00%		8,827	0.00%

TOTAL RIGHTS (Cost $16,695)		$25,669
SHORT TERM INVESTMENTS -12.61%
AIM Short-Term Investment Trust, STIC Prime Portfolio, Institutional Class 2.410%, due 01/01/2050		6,384,747	1.27%

12

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (Continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS (Continued)
John Hancock Cash Investment Trust, 2.5657% (a) (b)	56,517,541	$56,517,541	11.34%
OTHER SECURITIES		27,627	0.00%

TOTAL SHORT TERM INVESTMENTS (Cost $62,929,915)		$62,929,915
Total Investments (International Equity Index Trust B) (Cost $466,330,655) - 108.27%		$540,257,591	108.27%
Liabilities in Excess of Other Assets - (8.27)%		(41,252,041)	(8.27)%
TOTAL NET ASSETS - 100.00%		$499,005,550	100.00%
The portfolio had the following five top industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Banking		11.88%
International Oil		6.59%
Telecommunications Equipment & Services		5.87%
Mining		4.93%
Insurance		4.40%

Mid Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.12%
Basic Materials - 7.10%
Airgas, Inc.	61,067	$3,565,702	0.45%
CF Industries Holdings, Inc.	35,757	5,463,669	0.70%
Cleveland-Cliffs, Inc.	66,741	7,954,860	1.01%
FMC Corp.	55,184	4,273,449	0.54%
Reliance Steel & Aluminum Company	46,784	3,606,579	0.46%
Steel Dynamics, Inc.	139,311	5,442,881	0.69%
OTHER SECURITIES		25,781,254	3.25%
		56,088,394
Communications - 4.61%
Harris Corp.	99,343	5,015,828	0.64%
McAfee, Inc. *	118,707	4,039,599	0.51%
Telephone & Data Systems, Inc.	78,489	3,710,175	0.47%
OTHER SECURITIES		23,684,337	2.99%
		36,449,939
Consumer, Cyclical - 10.51%
BorgWarner, Inc.	85,630	3,800,258	0.48%
Fastenal Company (d)	92,383	3,987,250	0.50%
OTHER SECURITIES		75,267,617	9.53%
		83,055,125
Consumer, Non-cyclical - 17.59%
Covance, Inc. *	46,363	3,988,146	0.50%
DENTSPLY International, Inc.	109,771	4,039,573	0.51%
Dun & Bradstreet Corp.	41,161	3,607,351	0.46%
Hologic, Inc. *	188,696	4,113,572	0.52%
Quanta Services, Inc. *	127,130	4,229,615	0.54%
OTHER SECURITIES		118,999,299	15.06%
		138,977,556
Energy - 10.99%
Arch Coal, Inc.	106,300	$7,975,689	1.01%
Cimarex Energy Company	61,104	4,257,116	0.54%
Denbury Resources, Inc. *	181,425	6,622,013	0.84%
Equitable Resources, Inc.	95,690	6,608,352	0.84%
Forest Oil Corp. *	65,457	4,876,547	0.62%
Helmerich & Payne, Inc.	76,945	5,541,579	0.70%
National Fuel Gas Company	59,919	3,563,982	0.45%
Newfield Exploration Company *	97,167	6,340,147	0.80%
Patterson-UTI Energy, Inc.	113,897	4,104,848	0.52%
Pioneer Natural Resources Company	88,165	6,901,555	0.87%
Plains Exploration & Production Company *	79,284	5,785,353	0.73%
Pride International, Inc. *	123,730	5,851,192	0.74%
OTHER SECURITIES		18,416,066	2.33%
		86,844,439
Financial - 13.68%
AMB Property Corp., REIT	72,261	3,640,510	0.45%
Everest Re Group, Ltd.	45,675	3,640,754	0.47%
New York Community Bancorp, Inc. (d)	251,390	4,484,797	0.58%
OTHER SECURITIES		96,336,106	12.18%
		108,102,167
Industrial - 18.64%
AGCO Corp. *	67,653	3,545,694	0.45%
AMETEK, Inc.	78,688	3,715,647	0.47%
Amphenol Corp., Class A	129,335	5,804,554	0.74%
FLIR Systems, Inc. *	101,226	4,106,739	0.52%
Flowserve Corp.	42,491	5,808,519	0.74%
FMC Technologies, Inc. *	94,443	7,265,499	0.92%
Joy Global, Inc.	79,840	6,054,267	0.77%
KBR, Inc.	125,223	4,371,535	0.56%
Roper Industries, Inc.	65,939	4,344,061	0.55%
Shaw Group, Inc. *	61,140	3,777,841	0.48%
SPX Corp.	39,390	5,188,844	0.65%
OTHER SECURITIES		93,274,392	11.79%
		147,257,592
Technology - 8.06%
Activision, Inc. *	218,859	7,456,526	0.94%
Western Digital Corp. *	163,285	5,638,230	0.71%
OTHER SECURITIES		50,597,017	6.41%
		63,691,773
Utilities - 6.94%
Energen Corp.	52,877	4,125,992	0.52%
MDU Resources Group, Inc.	134,870	4,701,569	0.60%
ONEOK, Inc.	76,905	3,755,272	0.48%
Wisconsin Energy Corp.	86,237	3,899,637	0.50%
OTHER SECURITIES		38,336,071	4.84%
		54,818,541

TOTAL COMMON STOCKS (Cost $809,469,449)		$775,285,526

13

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Trust (Continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS - 12.46%
Lloyds Bank PLC 2.490%, due 07/01/2008	13,453,000	$13,453,000	1.70%
John Hancock Cash Investment Trust, 2.5657% (a) (b)	84,979,312	84,979,312	10.76%

TOTAL SHORT TERM INVESTMENTS (Cost $98,432,312)		$98,432,312
Total Investments (Mid Cap Index Trust) (Cost $907,901,761) - 110.58%		$873,717,838	110.58%
Liabilities in Excess of Other Assets - (10.58)%		(83,598,743)	(10.58)%
TOTAL NET ASSETS - 100.00%		$790,119,095	100.00%

Small Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.15%
Basic Materials - 3.96%
Compass Minerals International, Inc.	10,333	$832,426	0.23%
OTHER SECURITIES		13,131,469	3.73%
		13,963,895
Communications - 7.98%
Polycom, Inc. *	27,819	677,670	0.20%
TW Telecom, Inc. * (d)	47,212	756,807	0.22%
OTHER SECURITIES		26,710,660	7.56%
		28,145,137
Consumer, Cyclical - 11.09%
Aeropostale, Inc. *	31,950	1,001,003	0.29%
Jack in the Box, Inc. *	37,472	839,747	0.24%
Warnaco Group, Inc. *	14,469	637,649	0.19%
OTHER SECURITIES		36,632,226	10.37%
		39,110,625
Consumer, Non-cyclical - 20.39%
Alexion Pharmaceuticals, Inc. *	12,234	886,964	0.26%
Flowers Foods, Inc.	36,984	1,048,126	0.29%
Myriad Genetics, Inc. * (d)	14,228	647,660	0.17%
Onyx Pharmaceuticals, Inc. * (d)	17,700	630,120	0.18%
OSI Pharmaceuticals, Inc. *	18,209	752,396	0.22%
Parexel International Corp. *	36,291	954,817	0.26%
Psychiatric Solutions, Inc. *	17,653	667,989	0.20%
Tupperware Brands Corp.	19,734	675,297	0.19%
United Therapeutics Corp. *	7,079	691,972	0.20%
Watson Wyatt Worldwide, Inc., Class A	13,541	716,183	0.21%
OTHER SECURITIES		64,199,038	18.21%
		71,870,562
Energy - 8.58%
Arena Resources, Inc. *	22,387	1,182,481	0.33%
Atlas America, Inc.	16,574	746,659	0.21%
Berry Petroleum Company, Class A	13,521	796,116	0.23%
Bill Barrett Corp. * (d)	11,565	$687,077	0.19%
Comstock Resources, Inc. *	14,452	1,220,182	0.34%
EXCO Resources, Inc. *	23,713	875,247	0.25%
Penn Virginia Corp.	13,197	995,318	0.27%
Swift Energy Company *	9,529	629,486	0.18%
W-H Energy Services, Inc. *	9,820	940,168	0.27%
OTHER SECURITIES		22,172,602	6.31%
		30,245,336
Financial - 17.23%
Apollo Investment Corp. (d)	45,285	648,934	0.19%
Aspen Insurance Holdings, Ltd.	26,885	636,367	0.19%
GFI Group, Inc.	84,791	763,966	0.23%
Realty Income Corp., REIT (d)	31,994	728,183	0.22%
OTHER SECURITIES		57,931,514	16.40%
		60,708,964
Industrial - 15.96%
Actuant Corp., Class A	35,715	1,119,666	0.32%
Acuity Brands, Inc.	15,489	744,711	0.22%
Curtiss-Wright Corp.	14,186	634,682	0.18%
EMCOR Group, Inc. *	43,313	1,235,719	0.35%
Energy Conversion Devices, Inc. *	12,959	954,301	0.27%
GrafTech International, Ltd. *	32,994	885,228	0.24%
Nordson Corp.	10,770	785,024	0.23%
Robbins & Myers, Inc.	17,917	893,522	0.25%
Wabtec Corp.	15,196	738,829	0.21%
Waste Connections, Inc. *	20,926	668,166	0.19%
Woodward Governor Company	37,536	1,338,533	0.37%
OTHER SECURITIES		46,291,304	13.13%
		56,289,685
Technology - 9.38%
MICROS Systems, Inc. *	52,068	1,587,552	0.44%
Microsemi Corp. *	25,051	630,785	0.17%
Sybase, Inc. *	25,061	737,294	0.20%
Take-Two Interactive Software, Inc. *	24,470	625,697	0.17%
OTHER SECURITIES		29,505,162	8.40%
		33,086,490
Utilities - 3.58%
ITC Holdings Corp.	15,879	811,577	0.22%
New Jersey Resources Corp.	20,142	657,636	0.19%
Westar Energy, Inc.	32,574	700,667	0.20%
OTHER SECURITIES		10,436,801	2.97%
		12,606,681

TOTAL COMMON STOCKS (Cost $365,170,838)		$346,027,375
PREFERRED STOCKS - 0.03%
Consumer, Non-cyclical - 0.03%		120,396	0.03%

TOTAL PREFERRED STOCKS (Cost $120,673)		$120,396

14

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (Continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS - 31.29%
Lloyds Bank PLC 2.490%, due 07/01/2008	15,000,000	$15,000,000	4.25%
Societe Generale North America, Inc. 2.500%, due 07/01/2008	11,078,000	11,078,000	3.14%
John Hancock Cash Investment Trust, 2.5657% (a) (b)	84,253,549	84,253,549	23.90%

TOTAL SHORT TERM INVESTMENTS (Cost $110,331,549)		$110,331,549
Total Investments (Small Cap Index Trust) (Cost $475,623,060) - 129.47%		$456,479,320	129.47%
Liabilities in Excess of Other Assets - (29.47)%		(103,895,240)	(29.47)%
TOTAL NET ASSETS - 100.00%		$352,584,080	100.00%

Total Bond Market Trust A
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 19.70%
U.S. Treasury Bonds - 5.53%
9.250%, due 02/15/2016	2,150,000	$2,926,352	1.66%
5.375%, due 02/15/2031	880,000	977,763	0.56%
5.250%, due 11/15/2028	2,400,000	2,601,562	1.48%
5.000%, due 05/15/2037	2,624,000	2,819,981	1.60%
7.875%, due 02/15/2021	300,000	399,984	0.23%
		9,725,642
U.S. Treasury Notes - 14.17%
4.750%, due 05/15/2014	800,000	857,625	0.49%
3.875%, due 05/15/2010	3,568,000	3,655,527	2.08%
3.875%, due 05/15/2018	6,825,000	6,762,080	3.84%
3.500%, due 05/31/2013	8,320,000	8,381,750	4.76%
3.375%, due 09/15/2009	5,050,000	5,115,100	2.91%
4.625%, due 07/31/2009	160,000	163,775	0.09%
		24,935,857

TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,263,441)		$34,661,499
U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.49%
Federal Home Loan Bank - 3.66%
6.000%, due 10/01/2036	3,679,765	3,725,618	2.12%
3.875%, due 01/15/2010	875,000	886,036	0.50%
3.875%, due 06/14/2013	1,850,000	1,826,299	1.04%
		6,437,953
Federal Home Loan Mortgage Corp. - 7.13%
6.018%, due 08/01/2037 (g)	2,420,165	2,472,312	1.41%
6.000%, due 06/15/2011	3,250,000	3,462,948	1.97%
5.883%, due 02/01/2037 (g)	2,550,692	2,604,545	1.48%
4.250%, due 07/15/2009	3,300,000	3,348,262	1.90%
6.250%, due 07/15/2032	570,000	651,488	0.37%
		12,539,555
Federal National Mortgage Association - 37.70%
7.125%, due 06/15/2010	1,750,000	$1,878,618	1.07%
6.500%, due 07/01/2036	1,014,900	1,046,457	0.59%
6.375%, due 06/15/2009	2,200,000	2,273,125	1.29%
6.125%, due 03/15/2012	1,275,000	1,371,223	0.78%
6.000%, due 08/01/2034	2,244,666	2,275,355	1.29%
6.000%, due 05/01/2036	1,277,920	1,292,596	0.73%
6.000%, due 08/01/2036	1,233,645	1,247,234	0.71%
6.000%, due 03/01/2037	4,275,243	4,326,345	2.46%
5.693%, due 04/01/2037	3,355,741	3,431,698	1.95%
5.510%, due 04/01/2036 (g)	964,783	982,084	0.56%
5.500%, due 09/01/2021	3,650,606	3,684,830	2.09%
5.500%, due 09/01/2034	1,219,279	1,207,087	0.69%
5.500%, due 02/01/2035	2,535,883	2,512,109	1.43%
5.500%, due 06/01/2035	5,109,742	5,052,257	2.87%
5.500%, due 04/01/2036	3,234,219	3,193,791	1.82%
5.500%, due 04/01/2036	4,191,770	4,139,373	2.35%
5.500%, due 06/01/2036	2,694,596	2,660,913	1.51%
5.500%, due 04/01/2037	3,156,161	3,114,736	1.77%
5.000%, due 07/01/2035	1,307,475	1,259,364	0.72%
5.000%, due 09/01/2035	1,914,184	1,843,748	1.05%
5.000%, due 02/01/2036	2,310,839	2,222,558	1.26%
5.000%, due 07/01/2036	2,095,628	2,015,569	1.15%
4.613%, due 01/01/2035 (g)	3,158,687	3,190,043	1.81%
4.500%, due 04/01/2021	1,795,038	1,745,254	0.99%
4.375%, due 10/15/2015	2,850,000	2,828,406	1.61%
3.250%, due 04/09/2013	2,000,000	1,923,792	1.09%
5.000 to 7.250%, due 8/1/2017 to 11/15/2030		3,610,370	2.06%
		66,328,935

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $84,016,752)		$85,306,443
FOREIGN GOVERNMENT OBLIGATIONS - 0.84%
Brazil - 0.25%		448,580	0.25%
Canada - 0.20%		354,544	0.20%
Italy - 0.30%		502,921	0.30%
Mexico - 0.09%		163,575	0.09%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,458,712)		$1,469,620
CORPORATE BONDS - 22.25%
Basic Materials - 0.50%		875,214	0.50%
Communications - 3.00%		5,291,940	3.00%
Consumer, Cyclical - 0.97%		1,698,470	0.97%
Consumer, Non-cyclical - 2.11%		3,709,229	2.11%
Energy - 2.19%		3,854,645	2.19%
Financial - 8.19%
Bank of America 5.420 to 7.800%, due 2/15/2010 to 3/15/2017		769,516	0.44%

15

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Total Bond Market Trust A (Continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (Continued)
Financial (Continued)
General Electric Capital Corp. 6.125%, due 02/22/2011	750,000	$783,616	0.44%
Morgan Stanley 6.750%, due 04/15/2011	900,000	923,215	0.51%
OTHER SECURITIES		11,953,692	6.80%
		14,430,039
Industrial - 2.12%
General Electric Company 5.000%, due 02/01/2013	800,000	805,758	0.46%
OTHER SECURITIES		2,916,503	1.66%
		3,722,261
Technology - 0.62%		1,089,387	0.62%
Utilities - 2.55%
E.ON International Finance BV 5.800%, due 04/30/2018 (e)	1,180,000	1,157,589	0.67%
OTHER SECURITIES		3,326,197	1.88%
		4,483,786

TOTAL CORPORATE BONDS (Cost $40,186,673)		$39,154,971
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.02%
Banc of America Commercial Mortgage, Inc., Series 2006-3, Class A4 5.889%, due 07/10/2044	1,300,000	1,273,801	0.71%
Bank of America Commercial Mortgage, Inc., Series 2006-1, Class AM 5.421%, due 09/10/2045 (g)	200,000	182,934	0.10%
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4 5.345%, due 12/15/2044 (g)	860,000	828,348	0.47%
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2 7.950%, due 05/15/2025 (g)	968,789	1,006,901	0.57%
OTHER SECURITIES		2,027,857	1.17%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,523,917)		$5,319,841
ASSET BACKED SECURITIES - 1.42%
Bank of America Credit Card Trust, Series 2008-A3, 3.221%, due 08/15/2011 (g)	685,000	686,885	0.39%
OTHER SECURITIES		1,814,194	1.03%

TOTAL ASSET BACKED SECURITIES (Cost $2,505,033)		$2,501,079
REPURCHASE AGREEMENTS - 3.56%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.800% to be repurchased at $6,272,314 on 07/01/2008, collateralized by $6,350,000 Federal Home Loan Mortgage Corp., 3.50% due 05/05/2011 (valued at $6,397,625, including interest)
	6,272,000	$6,272,000	3.56%

TOTAL REPURCHASE AGREEMENTS (Cost $6,272,000)		$6,272,000
Total Investments (Total Bond Market Trust A) (Cost $174,226,528) - 99.28%		$174,685,453	99.28%
Assets in excess of Other Liabilities - 0.72%		1,268,431	0.72%
TOTAL NET ASSETS - 100.00%		$175,953,884	100.00%

Total Bond Market Trust B
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 19.96%
U.S. Treasury Bonds - 14.79%
13.250%, due 05/15/2014	1,200,000	$1,309,594	0.80%
12.000%, due 08/15/2013	1,000,000	1,011,172	0.62%
11.250%, due 02/15/2015	2,010,000	2,908,689	1.78%
9.250%, due 02/15/2016	3,550,000	4,831,885	2.94%
8.875%, due 08/15/2017	1,550,000	2,110,664	1.29%
8.750%, due 08/15/2020	1,400,000	1,972,797	1.21%
7.875%, due 02/15/2021	900,000	1,199,953	0.73%
7.500%, due 11/15/2016	2,200,000	2,748,110	1.68%
6.750%, due 08/15/2026	775,000	981,041	0.60%
5.375%, due 02/15/2031	820,000	911,097	0.56%
5.000%, due 05/15/2037	1,387,000	1,490,592	0.91%
5.500 to 11.750%, due 11/15/2014 to 5/15/2030		2,726,642	1.67%
		24,202,236
U.S. Treasury Notes - 5.17%
5.000%, due 02/15/2011	1,100,000	1,161,618	0.71%
5.000%, due 08/15/2011	1,385,000	1,470,589	0.90%
4.750%, due 05/15/2014	1,230,000	1,318,598	0.81%
3.875%, due 05/15/2018	1,778,000	1,761,609	1.08%
3.250%, due 12/31/2009	2,500,000	2,529,882	1.54%
3.875%, due 05/15/2010	200,000	204,906	0.13%
		8,447,202

TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,252,163)		$32,649,438
U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.62%
Federal Home Loan Bank - 1.61%
3.875%, due 01/15/2010	900,000	911,352	0.56%
3.875%, due 06/14/2013	1,750,000	1,727,580	1.05%
		2,638,932

16

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Total Bond Market Trust B (Continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY
OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp. - 7.57%
6.018%, due 08/01/2037 (g)	2,417,785	$2,469,881	1.51%
6.000%, due 06/15/2011	1,000,000	1,065,522	0.65%
5.883%, due 02/01/2037 (g)	2,550,691	2,604,544	1.60%
5.750%, due 01/15/2012	1,200,000	1,273,632	0.78%
4.250%, due 07/15/2009	2,650,000	2,688,756	1.65%
4.000 to 8.500%, due 1/1/2009 to 10/1/2033		2,283,833	1.38%
		12,386,168
Federal National Mortgage Association - 36.73%
6.625%, due 09/15/2009	1,750,000	1,825,853	1.12%
6.500%, due 02/01/2036	1,040,163	1,073,480	0.66%
6.500%, due 02/01/2036	1,031,483	1,064,522	0.65%
6.375%, due 06/15/2009	2,800,000	2,893,068	1.77%
6.125%, due 03/15/2012	2,300,000	2,473,579	1.51%
6.000%, due 08/01/2034	2,244,666	2,275,355	1.39%
6.000%, due 05/01/2035	3,120,523	3,163,187	1.93%
5.693%, due 04/01/2037	5,193,409	5,310,962	3.24%
5.510%, due 04/01/2036 (g)	868,304	883,875	0.54%
5.500%, due 08/01/2021	1,060,784	1,071,391	0.66%
5.500%, due 09/01/2034	9,150,580	9,061,933	5.53%
5.500%, due 02/01/2035	845,294	837,370	0.51%
5.500%, due 09/01/2036	4,202,316	4,149,787	2.54%
5.000%, due 07/01/2020	762,500	762,589	0.47%
5.000%, due 02/01/2021	2,441,493	2,424,994	1.48%
5.000%, due 12/01/2034	7,217,818	6,960,119	4.25%
4.613%, due 01/01/2035 (g)	3,254,405	3,286,711	2.01%
4.500%, due 12/01/2020	3,799,454	3,694,079	2.26%
4.000%, due 08/01/2020	1,187,202	1,126,497	0.69%
3.250%, due 04/09/2013	1,000,000	961,896	0.59%
4.000 to 8.500%, due 1/1/2009 to 6/1/2034		4,752,112	2.93%
		60,053,359
Government National Mortgage Association - 2.40%
4.500 to 9.000%, due 1/15/2016 to 11/15/2034		3,923,544	2.40%
Government - 0.31%		501,769	0.31%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $77,930,171)		$79,503,772
FOREIGN GOVERNMENT OBLIGATIONS - 1.79%
Brazil - 0.26%		417,995	0.26%
Canada - 0.52%		853,775	0.52%
Italy - 0.34%		553,740	0.34%
Malaysia - 0.03%		52,138	0.03%
Mexico - 0.64%
Government of Mexico 9.875%, due 02/01/2010	970,000	1,057,784	0.64%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,852,085)		$2,935,432
CORPORATE BONDS - 22.52%
Basic Materials - 0.52%		$845,446	0.52%
Communications - 4.17%		6,811,702	4.17%
Consumer, Cyclical - 0.85%
DaimlerChrysler North America Holding 7.200%, due 09/01/2009	650,000	668,564	0.41%
OTHER SECURITIES		725,126	0.44%
		1,393,690

Consumer, Non-cyclical - 3.14%		5,128,329	3.14%
Energy - 1.98%		3,245,168	1.98%
Financial - 7.04%
General Electric Capital Corp. 6.125%, due 02/22/2011	1,150,000	1,201,544	0.74%
Merrill Lynch & Company, Inc. 5.45 to 6.875%, due 07/15/2014 to 11/15/2018		521,411	0.31%
OTHER SECURITIES		9,798,403	5.99%
		11,521,358

Industrial - 1.36%		2,220,263	1.36%
Technology - 0.61%		989,875	0.61%
Utilities - 2.85%		4,662,308	2.85%

TOTAL CORPORATE BONDS (Cost $37,301,140)		$36,818,139
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.27%
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4 5.345%, due 12/15/2044 (g)	835,000	804,268	0.50%
Merrill Lynch Mortgage Trust Series 2006-C1, Class AM 5.842%, due 05/12/2039 (g)	800,000	747,571	0.46%
Series 2008-C1, Class A4 5.69%, due 02/12/2051	440,000	414,184	0.25%
OTHER SECURITIES		3,375,794	2.06%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,589,395)		$5,341,817
ASSET BACKED SECURITIES - 2.29%
Bank of America Credit Card Trust, Series 2008-A3, Class A3 3.221%, due 08/15/2011 (g)	665,000	666,831	0.40%
CNH Equipment Trust, Series 2008-B, Class A2B 3.471%, due 04/15/2011 (g)	680,000	680,072	0.42%
General Electric Commercial Mortgage, Corp., Series 2001-2, Class A4 6.290%, due 08/11/2033 (g)	550,000	562,211	0.34%
OTHER SECURITIES		1,836,935	1.13%

TOTAL ASSET BACKED SECURITIES (Cost $3,817,148)		$3,746,049

17

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Total Bond Market Trust B (Continued)
Shares or Principal Amount	Value	% of Net Assets
SUPRANATIONAL OBLIGATIONS - 0.32%
Government - 0.32%	$529,921	0.32%

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $516,785)	$529,921
Total Investments (Total Bond Market Trust B) (Cost $160,258,887) - 98.77%	$161,524,568	98.77%
Assets in excess of Other Liabilities - 1.23%	2,018,600	1.23%
TOTAL NET ASSETS - 100.00%	$163,543,168	100.00%

Total Stock Market Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.49%
Basic Materials - 4.64%
Monsanto Company	14,051	$1,776,609	0.42%
The Mosaic Company *	11,359	1,643,647	0.39%
OTHER SECURITIES		15,852,996	3.83%
		19,273,252
Communications - 10.24%
AT&T, Inc.	158,289	5,332,755	1.29%
Cisco Systems, Inc. *	158,031	3,675,800	0.90%
Comcast Corp., Class A	79,837	1,514,507	0.37%
Google, Inc., Class A *	8,072	4,249,261	1.03%
QUALCOMM, Inc.	42,481	1,884,881	0.46%
Time Warner, Inc.	97,324	1,440,394	0.36%
Verizon Communications, Inc.	75,202	2,662,150	0.65%
Walt Disney Company	49,345	1,539,563	0.38%
OTHER SECURITIES		20,223,317	4.80%
		42,522,628
Consumer, Cyclical - 8.04%
CVS Caremark Corp.	38,391	1,519,133	0.38%
McDonald’s Corp.	30,068	1,690,424	0.42%
Wal-Mart Stores, Inc.	101,881	5,725,713	1.39%
OTHER SECURITIES		24,459,200	5.85%
		33,394,470
Consumer, Non-cyclical - 18.86%
Abbott Laboratories	39,926	2,114,880	0.52%
Genentech, Inc. *	27,155	2,061,065	0.51%
Johnson & Johnson	72,900	4,690,385	1.14%
Medtronic, Inc.	29,543	1,528,850	0.38%
Merck & Company, Inc.	56,488	2,129,033	0.52%
PepsiCo, Inc.	40,151	2,553,201	0.62%
Pfizer, Inc.	177,290	3,097,255	0.76%
Philip Morris International, Inc.	54,473	2,690,420	0.66%
Procter & Gamble Company	81,032	4,927,555	1.20%
The Coca-Cola Company	60,105	3,124,257	0.76%
Visa, Inc. *	20,262	1,647,503	0.41%
Wyeth	34,628	1,660,759	0.41%
OTHER SECURITIES		46,065,435	10.97%
		78,290,598
Diversified - 0.13%		$550,828	0.13%
Energy - 14.78%
Chevron Corp.	55,318	5,483,672	1.33%
ConocoPhillips	41,480	3,915,296	0.95%
Devon Energy Corp.	11,484	1,379,916	0.33%
Exxon Mobil Corp.	141,814	12,498,067	3.02%
Occidental Petroleum Corp.	21,616	1,942,413	0.47%
Schlumberger, Ltd.	30,954	3,325,387	0.81%
OTHER SECURITIES		32,846,772	7.87%
		61,391,523
Financial - 15.10%
American International Group, Inc.	65,816	1,741,490	0.43%
Bank of America Corp.	116,675	2,785,031	0.68%
Berkshire Hathaway, Inc., Class A *	40	4,829,999	1.17%
Citigroup, Inc.	133,695	2,240,727	0.55%
Goldman Sachs Group, Inc.	10,313	1,803,743	0.44%
JP Morgan Chase & Company	88,438	3,034,307	0.74%
Wells Fargo & Company	87,733	2,083,658	0.51%
OTHER SECURITIES		44,147,965	10.58%
		62,666,920
Industrial - 11.19%
General Electric Company	262,285	7,000,386	1.70%
United Parcel Service, Inc., Class B	27,206	1,672,353	0.41%
United Technologies Corp.	25,820	1,593,094	0.39%
OTHER SECURITIES		36,181,140	8.69%
		46,446,973
Technology - 11.05%
Apple, Inc. *	22,726	3,805,240	0.93%
Hewlett-Packard Company	66,927	2,958,843	0.72%
Intel Corp.	151,016	3,243,823	0.79%
International Business Machines Corp.	35,436	4,200,228	1.02%
Microsoft Corp.	243,391	6,695,685	1.62%
Oracle Corp. *	132,756	2,787,876	0.68%
OTHER SECURITIES		22,191,423	5.29%
		45,883,118
Utilities - 3.46%
Exelon Corp.	17,144	1,542,273	0.38%
OTHER SECURITIES		12,843,284	3.08%
		14,385,557

TOTAL COMMON STOCKS (Cost $366,998,772)		$404,805,867
PREFERRED STOCKS - 0.00%
Consumer, Non-cyclical - 0.00%		12,087	0.00%

TOTAL PREFERRED STOCKS (Cost $12,702)		$12,087

18

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (Continued)
	Shares or Principal Amount	Value	% of Net Assets
RIGHTS - 0.00%
Consumer, Non-cyclical - 0.00%		$0	0.00%

TOTAL RIGHTS (Cost $0)		$0
SHORT TERM INVESTMENTS - 6.74%
Lloyds Bank PLC 2.490%, due 07/01/2008	10,389,000	10,389,000	2.50%
John Hancock Cash Investment Trust, 2.5657% (b)	17,585,083	17,585,083	4.24%

TOTAL SHORT TERM INVESTMENTS (Cost $27,974,083)		$27,974,083
Total Investments (Total Stock Market Index Trust) (Cost $394,985,557) - 104.23%		$432,792,037	104.23%
Liabilities in Excess of Other Assets - (4.23)%		(17,550,833)	(4.23)%
TOTAL NET ASSETS - 100.00%		$415,241,204	100.00%

Footnotes
Percentages are stated as a percent of net assets.

GDR	- Global Depositary Receipts
MTN	- Medium Term Note
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SADR	- Sponsored American Depositary Receipts
*	Non-Income Producing

(a)	The investment is an affiliate of the Fund, the adviser and/or subadviser.
(b)	John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.
(c)	The underlying fund’s subadviser.
(d)	All or a portion of this security was out on loan
(e)
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Variable Rate Preferred
(g)	Floating Rate Note. Represents the rate at period end.

Note:
The funds’ 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the funds’ total net assets are shown as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge. If you are an annuity contract owner call 1-800-344-1029. If you are a life insurance contract owner call 1-800-387-2747. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

19

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

Assets	500 Index	500 Index B	Index Allocation		International Equity Index A
Investments in unaffiliated issuers, at value	$1,915,271,539	$983,332,844	—		$312,811,476
Investments in affiliated issuers, at value (Note 2)	14,651,451	5,708,699	—		35,635,540
Investments in affiliated funds, at value (Note 9)	—	—	$370,850,671	[1]	—
Securities loaned, at value (Note 2)	14,364,168	5,596,764	—		33,972,339
Total investments, at value	1,944,287,158	994,638,307	370,850,671		382,419,355
Cash	1,306,156	3,000,462	—		—
Foreign currency, at value	1,090	—	—		10,270,689
Cash collateral at broker for futures contracts	—	—	—		—
Receivable for investments sold	—	—	171,074		49,083
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	—		72,508
Receivable for fund shares sold	637,413	—	—		—
Dividends and interest receivable (net of tax)	2,524,050	1,316,908	—		1,045,506
Receivable for security lending income	10,246	8,196	—		16,082
Receivable for futures variation margin	5,628	6,600	—		1,002,840
Receivable due from adviser	—	15,804	1,966		—
Other assets	—	—	55		—
Total assets	1,948,771,741	998,986,277	371,023,766		394,876,063

Liabilities
Due to custodian	—	—	—		—
Capital gains withholding tax	—	—	—		3,435
Payable for investments purchased	—	—	—		355,057
Payable for forward foreign currency exchange contracts (Note 2)	—	—	—		2,226
Payable for fund shares repurchased	5,163,564	246,835	170,000		835,365
Payable upon return of securities loaned (Note 2)	14,651,451	5,708,699	—		35,635,540
Payable for futures variation margin	—	—	—		—
Payable to affiliates
Fund administration expenses	5,228	5,707	879		2,605
Trustees’ fees	429	234	76		1,328
Other payables and accrued expenses	77,808	52,977	25,017		48,002
Total liabilities	19,898,480	6,014,452	195,972		36,883,558

Net assets
Capital paid-in	1,909,129,711	953,918,647	396,610,355		311,520,486
Undistributed net investment income (loss)	15,266,936	10,212,258	191,002		5,627,555
Accumulated undistributed net realized gain (loss) on investments	(27,627,276)	(32,314,753)	1,906,498		1,792,509
Net unrealized appreciation (depreciation) on investments	32,103,890	61,155,673	(27,880,061)		39,051,955	[2]
Net assets	$1,928,873,261	$992,971,825	$370,827,794		$357,992,505
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,895,733,279	$927,353,228	—		$307,145,913
Investments in affiliated issuers, at cost	$14,651,451	$5,708,699	$398,730,732		$35,635,540
Foreign currency, at cost	$1,093	—	—		$10,274,315

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$1,119,218,282	—	$95,280		$275,416,560
Shares outstanding	100,991,008	—	7,639		13,775,594
Net asset value, offering price and redemption price per share	$11.08	—	$12.47		$19.99

Series II
Net assets	$71,368,807	—	$370,634,240		$27,257,326
Shares outstanding	6,472,099	—	29,674,494		1,365,480
Net asset value, offering price and redemption price per share	$11.03	—	$12.49		$19.96

Series NAV
Net assets	$738,286,172	$992,971,825	$98,274		$55,318,619
Shares outstanding	67,539,265	61,556,226	7,879		2,770,856
Net asset value, offering price and redemption price per share	$10.93	$16.13	$12.47		$19.96

1	See Note 9.
2	Net of deferred India foreign withholding taxes of $3,435.

20

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

International Equity Index B	Mid Cap Index	Small Cap Index	Total Bond Market A	Total Bond Market B	Total Stock Market Index
$429,913,820	$705,425,475	$289,624,252	$174,685,453	$161,524,568	$397,966,676
56,517,541	84,979,312	84,253,549	—	—	17,585,083
—	—	—	—	—	—
53,826,230	83,313,051	82,601,519	—	—	17,240,278
540,257,591	873,717,838	456,479,320	174,685,453	161,524,568	432,792,037
—	497	713	73	—	900,476
12,563,060	—	—	—	—	1,443
—	2,500,000	1,700,000	—	—	—
64,643	—	54,582,313	—	1,517,945	10,057
61,035	—	—	—	—	—
—	—	69,603	—	—	—
1,542,717	540,117	352,591	1,461,395	1,830,457	472,188
31,472	8,648	98,361	—	—	24,590
1,548,857	—	—	—	—	—
7,836	—	—	—	2,875	—
—	1,362	—	—	—	—
556,077,211	876,768,462	513,282,901	176,146,921	164,875,845	434,200,791

—	—	—	—	1,078,124	—
3,713	—	—	—	—	—
156,644	—	75,790,853	—	—	—
1,461	—	—	—	—	—
361,394	1,560,717	570,494	174,020	238,149	1,333,351
56,517,541	84,979,312	84,253,549	—	—	17,585,083
—	41,274	57,600	—	—	12,100

2,246	4,503	1,941	608	974	2,185
107	174	77	38	37	94
28,555	63,387	24,307	18,371	15,393	26,774
57,071,661	86,649,367	160,698,821	193,037	1,332,677	18,959,587

410,104,488	807,217,358	356,552,459	171,545,143	160,907,590	375,303,216
8,387,852	4,639,870	2,451,983	3,866,359	4,174,778	3,135,687
7,459,847	13,368,748	12,938,265	83,457	(2,804,881)	(503,182)
73,053,363[1]	(35,106,881)	(19,358,627)	458,925	1,265,681	37,305,483
$499,005,550	$790,119,095	$352,584,080	$175,953,884	$163,543,168	$415,241,204

$409,813,114	$822,922,449	$391,369,511	$174,226,528	$160,258,887	$377,400,474
$56,517,541	$84,979,312	$84,253,549	—	—	$17,585,083
$12,514,666	—	—	—	—	$1,432

—	$376,542,965	$180,576,709	$60,987,729	—	$238,864,149
—	23,178,810	14,222,015	4,691,861	—	20,808,870
—	$16.25	$12.70	$13.00	—	$11.48

—	$112,526,448	$86,675,478	$730,094	—	$67,660,506
—	6,955,131	6,855,586	56,075	—	5,918,423
—	$16.18	$12.64	$13.02	—	$11.43

$499,005,550	$301,049,682	$85,331,893	$114,236,061	$163,543,168	$108,716,549
26,584,460	18,528,618	6,716,298	8,773,588	16,482,230	9,469,753
$18.77	$16.25	$12.71	$13.02	$9.92	$11.48

1	Net of deferred India foreign withholding taxes of $3,713.

21

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

Investment income	500 Index	500 Index B	Index Allocation[1]	International Equity Index A
Dividends	$19,779,575	$11,250,481	—	$7,945,749
Interest	435,877	264,840	—	92,644
Securities lending	97,814	52,546	—	125,311
Income distributions received from affiliated underlying funds	—	—	$660,712	—
Income from affiliated issuers	27,110	14,545	—	36,655
Less foreign taxes withheld	(14)	(14)	—	(740,968)
Total investment income	20,340,362	11,582,398	660,712	7,459,391

Expenses
Investment management fees (Note 3)	4,397,045	2,542,916	86,993	965,107
Series I distribution and service fees (Note 3)	299,683	—	9	70,110
Series II distribution and service fees (Note 3)	102,674	—	434,881	37,762
Fund administration fees (Note 3)	127,417	78,668	23,673	22,439
Audit and legal fees	25,215	20,951	12,128	13,490
Printing and postage fees (Note 3)	102,083	50,926	17,245	10,429
Custodian fees	4,593	18,416	5,961	3,052
Trustees’ fees (Note 4)	16,950	9,605	2,951	2,668
Registration and filing fees	15,561	8,969	2,609	3,288
Miscellaneous	5,402	3,742	325	2,454
Total expenses	5,096,623	2,734,193	586,775	1,130,799
Less: expense reductions (Note 3)	(24,617)	(1,364,105)	(117,065)	(4,700)
Net expenses	5,072,006	1,370,088	469,710	1,126,099
Net investment income (loss)	15,268,356	10,212,310	191,002	6,333,292

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(548,904)	6,541,606	—	2,780,346
Investments in affiliated underlying funds	—	—	207,610	—
Capital gain distributions received from affiliated underlying funds	—	—	1,723,446	—
Futures contracts	(2,070,163)	(3,700,482)	—	(1,367,200)
Foreign currency transactions	1,251	91	—	568,959
	(2,617,816)	2,841,215	1,931,056	1,982,105
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(256,400,938)	(154,517,193)	—	(46,350,384)[2]
Investments in affiliated underlying funds	—	—	(26,364,364)	—
Futures contracts	(1,286,126)	141,981	—	(682,502)
Translation of assets and liabilities in foreign currencies	(3)	—	—	(102,566)
	(257,687,067)	(154,375,212)	(26,364,364)	(47,135,452)
Net realized and unrealized gain (loss)	(260,304,883)	(151,533,997)	(24,433,308)	(45,153,347)

Increase (decrease) in net assets from operations	($245,036,527)	($141,321,687)	($24,242,306)	($38,820,055)

1	Series I shares began operations on 4-28-08.
2	Net of $3,435 increase in deferred India foreign withholding taxes.

22

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

International Equity Index B	Mid Cap Index	Small Cap Index	Total Bond Market A	Total Bond Market B	Total Stock Market Index
$11,049,223	$5,823,118	$2,461,188	—	—	$4,091,896
62,933	243,709	203,474	$4,313,345	$4,389,642	144,289
206,863	587,704	746,722	—	—	164,459
—	—	—	—	—	—
60,509	210,484	150,226	—	—	46,018
(1,038,179)	—	(2,240)	(1,386)	—	(642)
10,341,349	6,865,015	3,559,370	4,311,959	4,389,642	4,446,020

1,346,044	1,891,335	872,028	398,695	396,619	1,068,090
—	92,713	46,480	15,702	—	61,426
—	127,812	116,193	807	—	93,121
35,658	57,342	25,280	11,775	12,133	31,364
14,529	10,318	14,063	11,152	11,443	14,386
24,436	26,904	17,855	7,797	7,586	21,409
4,941	8,769	4,321	6,155	4,102	6,215
4,395	7,278	3,180	1,471	1,469	3,846
4,177	6,746	2,959	1,985	1,543	3,759
3,273	6,175	9,555	280	4,017	2,317
1,437,453	2,235,392	1,111,914	455,819	438,912	1,305,933
(577,773)	(10,414)	(4,640)	(2,188)	(224,211)	(5,684)
859,680	2,224,978	1,107,274	453,631	214,701	1,300,249
9,481,669	4,640,037	2,452,096	3,858,328	4,174,941	3,145,771

8,543,411	15,156,322	14,078,199	548,856	248,414	5,067,024
—	—	—	—	—	—
—	—	—	—	—	—
(1,228,448)	(863,185)	(878,684)	—	—	(1,105,217)
460,943	—	66	—	—	(33)
7,775,906	14,293,137	13,199,581	548,856	248,414	3,961,774

(71,605,894[1] )	(61,802,823)	(53,571,731)	(2,248,802)	(1,837,603)	(60,459,764)
—	—	—	—	—	—
(1,126,023)	(750,556)	(91,411)	—	—	(354,705)
52,739	—	—	—	—	(8)
(72,679,178)	(62,553,379)	(53,663,142)	(2,248,802)	(1,837,603)	(60,814,477)
(64,903,272)	(48,260,242)	(40,463,561)	(1,699,946)	(1,589,189)	(56,852,703)

($55,421,603)	($43,620,205)	($38,011,465)	$2,158,382	$2,585,752	($53,706,932)

1	Net of $3,713 increase in deferred India foreign withholding taxes.

23

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	500 Index		500 Index B		Index Allocation
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08[1] (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$15,268,356	$22,610,743	$10,212,310	$21,297,338	$191,002	$7,638,057
Net realized gain (loss)	(2,617,816)	17,105,998	2,841,215	30,737,348	1,931,056	9,513,952
Change in net unrealized appreciation (depreciation)	(257,687,067)	28,180,077	(154,375,212)	7,708,832	(26,364,364)	(6,840,688)
Increase (decrease) in net assets resulting from operations	(245,036,527)	67,896,818	(141,321,687)	59,743,518	(24,242,306)	10,311,321
Distributions to shareholders
From net investment income
Series I	(3,120,339)	(30,697,127)	—	—	—	—
Series II	(184,205)	(1,998,423)	—	—	—	(7,638,546)
Series NAV	(1,669,955)	(4,575,609)	(4,497,126)	(35,684,352)	—	—
From net realized gain
Series I	—	—	—	—	—	—
Series II	—	—	—	—	(137,575)	(9,379,698)
Series NAV	—	—	(6,271,754)	—	—	—
Total distributions	(4,974,499)	(37,271,159)	(10,768,880)	(35,684,352)	(137,575)	(17,018,244)
From Portfolio share transactions (Note 6)	397,057,839	276,013,246	(69,831,477)	30,375,424	57,869,752	234,557,215
Total increase (decrease)	147,046,813	306,638,905	(221,922,044)	54,434,590	33,489,871	227,850,292

Net assets
Beginning of period	1,781,826,448	1,475,187,543	1,214,893,869	1,160,459,279	337,337,923	109,487,631
End of period	$1,928,873,261	$1,781,826,448	$992,971,825	$1,214,893,869	$370,827,794	$337,337,923

Undistributed net investment income (loss)	$15,266,936	$4,973,079	$10,212,258	$4,497,074	$191,002	—

	International Equity Index A		International Equity Index B		Mid Cap Index
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$6,333,292	$7,683,799	$9,481,669	$12,792,429	$4,640,037	$10,684,759
Net realized gain (loss)	1,982,105	14,822,257	7,775,906	15,288,850	14,293,137	121,680,492
Change in net unrealized appreciation (depreciation)	(47,135,452)	24,402,864	(72,679,178)	43,581,836	(62,553,379)	(47,646,830)
Increase (decrease) in net assets resulting from operations	(38,820,055)	46,908,920	(55,421,603)	71,663,115	(43,620,205)	84,718,421
Distributions to shareholders
From net investment income
Series I	(587,442)	(10,722,918)	—	—	(1,068,279)	(5,564,371)
Series II	(50,443)	(1,294,452)	—	—	(237,351)	(994,317)
Series NAV	(114,820)	(1,475,325)	(1,559,947)	(25,146,240)	(963,216)	(7,391,171)
From net realized gain
Series I	(1,972,848)	(13,164,909)	—	—	(8,748,781)	(52,281,644)
Series II	(206,534)	(1,675,113)	—	—	(2,242,186)	(13,073,083)
Series NAV	(369,044)	(1,920,451)	(4,171,068)	(47,175,353)	(7,634,755)	(60,117,867)
Total distributions	(3,301,131)	(30,253,168)	(5,731,015)	(72,321,593)	(20,894,568)	(139,422,453)
From Portfolio share transactions (Note 6)	14,111,909	69,802,535	9,988,715	126,119,144	(74,509,652)	(77,139,178)
Total increase (decrease)	(28,009,277)	86,458,287	(51,163,903)	125,460,666	(139,024,425)	(131,843,210)

Net assets
Beginning of period	386,001,782	299,543,495	550,169,453	424,708,787	929,143,520	1,060,986,730
End of period	$357,992,505	$386,001,782	$499,005,550	$550,169,453	$790,119,095	$929,143,520

Undistributed net investment income (loss)	$5,627,555	$46,968	$8,387,852	$466,130	$4,639,870	$2,268,6792

1	Series I and Series NAV shares began operations on 4-28-08.

24

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Small Cap Index		Total Bond Market A
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$2,452,096	$4,649,505	$3,858,328	$6,197,031
Net realized gain (loss)	13,199,581	31,730,352	548,856	533,645
Change in net unrealized appreciation (depreciation)	(53,663,142)	(43,322,650)	(2,248,802)	2,400,841
Increase (decrease) in net assets resulting from operations	(38,011,465)	(6,942,793)	2,158,382	9,131,517
Distributions to shareholders
From net investment income
Series I	(520,831)	(3,882,233)	—	(2,506,831)
Series II	(226,160)	(1,136,240)	—	(15,357)
Series NAV	(228,558)	(2,386,563)	—	(3,994,292)
From net realized gain
Series I	(1,750,555)	(29,924,734)	(104,852)	—
Series II	(881,115)	(10,752,130)	(1,204)	—
Series NAV	(742,708)	(17,714,529)	(173,743)	—
Total distributions	(4,349,927)	(65,796,429)	(279,799)	(6,516,480)
From Portfolio share transactions (Note 6)	(6,141,778)	4,471,076	7,933,993	77,756,203
Total increase (decrease)	(48,503,170)	(68,268,146)	9,812,576	80,371,240

Net assets
Beginning of period	401,087,250	469,355,396	166,141,308	85,770,068
End of period	$352,584,080	$401,087,250	$175,953,884	$166,141,308
Undistributed net investment income (loss)	$2,451,983	$975,436	$3,866,359	$8,031

	Total Bond Market B		Total Stock Market Index
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$4,174,941	$8,392,027	$3,145,771	$6,438,555
Net realized gain (loss)	248,414	(484,244)	3,961,774	15,244,085
Change in net unrealized appreciation (depreciation)	(1,837,603)	3,432,824	(60,814,477)	330,719
Increase (decrease) in net assets resulting from operations	2,585,752	11,340,607	(53,706,932)	22,013,359
Distributions to shareholders
From net investment income
Series I	—	—	(806,318)	(5,731,637)
Series II	—	—	(216,197)	(1,135,992)
Series NAV	(947,912)	(16,441,467)	(397,454)	(3,418,287)
From net realized gain
Series I	—	—	(405,403)	(10,004,739)
Series II	—	—	(122,563)	(2,854,147)
Series NAV	—	—	(194,326)	(5,495,471)
Total distributions	(947,912)	(16,441,467)	(2,142,261)	(28,640,273)
From Portfolio share transactions (Note 6)	(6,741,595)	11,457,338	(15,473,781)	58,081,733
Total increase (decrease)	(5,103,755)	6,356,478	(71,322,974)	51,454,819

Net assets
Beginning of period	168,646,923	162,290,445	486,564,178	435,109,359
End of period	$163,543,168	$168,646,923	$415,241,204	$486,564,178

Undistributed net investment income (loss)	$4,174,778	$947,749	$3,135,687	$1,409,885

25

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
500 Index
Series I
06-30-2008[1]	12.64	0.09	[2]	(1.62)	(1.53)	(0.03)	—	—	(0.03)	11.08	(12.11)[3,4,5]		0.54	[6,7]	0.54	[6]	1.59	[6]	1,119		1	[4]
12-31-2007	12.33	0.18	[2]	0.42	0.60	(0.29)	—	—	(0.29)	12.64	4.90	[3,5]	0.54	[7]	0.54		1.44		1,317		5
12-31-2006	10.80	0.16	[2]	1.48	1.64	(0.11)	—	—	(0.11)	12.33	15.26	[3,5]	0.54	[7]	0.54		1.44		1,323		15
12-31-2005	10.52	0.14	[2]	0.30	0.44	(0.16)	—	—	(0.16)	10.80	4.29	[3]	0.56		0.56		1.31		1,097		11
12-31-2004	9.63	0.14	[2]	0.84	0.98	(0.09)	—	—	(0.09)	10.52	10.26	[3]	0.56		0.56		1.47		1,115		4
12-31-2003	7.60	0.10	[2]	2.01	2.11	(0.08)	—	—	(0.08)	9.63	28.01	[3]	0.57		0.57		1.22		980		1
Series II
06-30-2008[1]	12.59	0.08	[2]	(1.61)	(1.53)	(0.03)	—	—	(0.03)	11.03	(12.19)[3,4,5]		0.74	[6,7]	0.74	[6]	1.40	[6]	71		1	[4]
12-31-2007	12.26	0.16	[2]	0.41	0.57	(0.24)	—	—	(0.24)	12.59	4.73	[3,5]	0.74	[7]	0.74		1.24		95		5
12-31-2006	10.74	0.14	[2]	1.47	1.61	(0.09)	—	—	(0.09)	12.26	15.06	[3,5]	0.74	[7]	0.74		1.23		114		15
12-31-2005	10.46	0.11	[2]	0.31	0.42	(0.14)	—	—	(0.14)	10.74	4.12	[3]	0.76		0.76		1.11		129		11
12-31-2004	9.59	0.13	[2]	0.82	0.95	(0.08)	—	—	(0.08)	10.46	10.00	[3]	0.76		0.76		1.29		146		4
12-31-2003	7.59	0.09	[2]	1.99	2.08	(0.08)	—	—	(0.08)	9.59	27.76	[3]	0.77		0.77		1.02		116		1
Series NAV
06-30-2008[1]	12.47	0.09	[2]	(1.60)	(1.51)	(0.03)	—	—	(0.03)	10.93	(12.11)[3,4,5]		0.50	[6,7]	0.49	[6]	1.65	[6]	738		1	[4]
12-31-2007	12.16	0.19	[2]	0.42	0.61	(0.30)	—	—	(0.30)	12.47	5.03	[3,5]	0.49	[7]	0.49		1.53		370		5
12-31-2006	10.80	0.15	[2]	1.32	1.47	(0.11)	—	—	(0.11)	12.16	13.70	[3,5]	0.52	[7]	0.51		1.35		38		15
12-31-2005[8]	10.28	0.03	[2]	0.49	0.52	—	—	—	—	10.80	5.06	[4]	0.52	[6]	0.52	[6]	1.80	[6]	256		11
500 Index B
Series NAV
06-30-2008[1]	18.51	0.16	[2]	(2.37)	(2.21)	(0.07)	(0.10)	—	(0.17)	16.13	(12.00)[3,4,5]		0.50	[6,7]	0.25	[6]	1.87	[6]	993		1	[4]
12-31-2007	18.13	0.32	[2]	0.62	0.94	(0.56)	—	—	(0.56)	18.51	5.25	[3,5]	0.49	[7]	0.25		1.72		1,215		13
12-31-2006	15.87	0.29	[2]	2.16	2.45	(0.19)	—	—	(0.19)	18.13	15.56	[3,5,12]	0.49	[7]	0.25		1.72		1,160		6
12-31-2005[9]	15.42	0.25	[2]	0.46	0.71	(0.07)	(0.19)	—	(0.26)	15.87	4.65	[3,5]	0.43	[7]	0.24		1.65		1,110		13	[13]
12-31-2004[10]	14.18	0.27		1.23	1.50	(0.26)	—	—	(0.26)	15.42	10.70	[3]	0.22		0.22		1.85		842		14
12-31-2003[10,11]	11.36	0.20		3.00	3.20	(0.37)	—	(0.01)	(0.38)	14.18	28.42	[3]	0.21		0.21		1.59		682		5
Index Allocation
Series I
06-30-2008[1,14]	13.09	—	[2,15]	(0.62)	(0.62)	—	—	—	—	12.47	(4.74)[4]		0.14	[6,7,16,17]	0.07	[6,16]	(0.07)[6]		—	[18]	2	[4]
Series II
06-30-2008[1]	13.39	0.01	[2,20]	(0.90)	(0.89)	—	(0.01)	—	(0.01)	12.49	(6.69)[3,4,5]		0.34	[6,7,16,17]	0.27	[6,16]	0.11	[6]	371		2	[4]
12-31-2007	13.37	0.45	[2,20]	0.42	0.87	(0.43)	(0.42)	—	(0.85)	13.39	6.55	[3,5]	0.33	[7,16]	0.27	[16,21]	3.23	[20]	337		2
12-31-2006[19]	12.50	0.28	[2,20]	0.89	1.17	(0.19)	(0.10)	(0.01)	(0.30)	13.37	9.50	[3,4,5]	0.39	[6,7,16]	0.27	[6,16]	2.41	[6,20]	109		3	[4]
Series NAV
06-30-2008[1,14]	13.09	—	[2,15]	(0.62)	(0.62)	—	—	—	—	12.47	(4.74)[4]		0.10	[6,7,16,17]	0.03	[6,16]	(0.03)[6]		—	[18]	2	[4]

26

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)		Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
International Equity Index A
Series I
06-30-2008[1]	22.38	0.36	[2]	(2.56)	(2.20)	(0.04)	(0.15)	—	(0.19)	19.99		(9.86)[3,4,5]		0.61	[6,7]	0.61	[6]	3.50	[6]	275	6	[4]
12-31-2007	21.18	0.51	[2]	2.65	3.16	(0.89)	(1.07)	—	(1.96)	22.38	[22]	15.37	[3,5,22]	0.61	[7]	0.60		2.23		300	14
12-31-2006	17.09	0.42	[2]	3.97	4.39	(0.15)	(0.15)	—	(0.30)	21.18		25.93	[3,5]	0.60	[7]	0.60		2.24		239	9
12-31-2005[23,24]	14.42	0.19	[2]	2.48	2.67	—	—	—	—	17.09		18.52	[4,5]	0.79	[6,7]	0.64	[6]	1.78	[6]	121	7	[4]
4-29-2005[24,25]	16.33	0.14	[2]	(0.46)	(0.32)	(0.15)	(1.44)	—	(1.59)	14.42		(1.97)[4]		0.64	[6]	0.64	[6]	2.71	[6]	90	9	[4]
12-31-2004[10,26]	13.89	0.13		2.41	2.54	(0.10)	—	—	(0.10)	16.33		18.45	[3,4]	0.72	[6]	0.72	[6]	1.40	[6]	77	20	[4,13]
Series II
06-30-2008[1]	22.36	0.34	[2]	(2.55)	(2.21)	(0.04)	(0.15)	—	(0.19)	19.96		(9.95)[4,3,5]		0.81	[6,7]	0.81	[6]	3.27	[6]	27	6	[4]
12-31-2007	21.14	0.46	[2]	2.64	3.10	(0.81)	(1.07)	—	(1.88)	22.36	[22]	15.11	[3,5,22]	0.81	[7]	0.80		2.04		35	14
12-31-2006	17.06	0.40	[2]	3.95	4.35	(0.12)	(0.15)	—	(0.27)	21.14		25.70	[5,3]	0.80	[7]	0.80		2.11		44	9
12-31-2005[23,24]	14.41	0.17	[2]	2.48	2.65	—	—	—	—	17.06		18.39	[5,4]	0.98	[7,6]	0.84	[6]	1.59	[6]	34	7	[4]
4-29-2005[24,25]	16.31	0.13	[2]	(0.46)	(0.33)	(0.13)	(1.44)	—	(1.57)	14.41		(2.03)[4]		0.84	[6]	0.84	[6]	2.46	[6]	27	9	[4]
12-31-2004[10,26]	13.89	0.12		2.40	2.52	(0.10)	—	—	(0.10)	16.31		18.29	[4,3]	0.91	[6]	0.91	[6]	1.04	[6]	26	20	[4,13]
Series NAV
06-30-2008[1]	22.35	0.37	[2]	(2.57)	(2.20)	(0.04)	(0.15)	—	(0.19)	19.96		(9.87)[3,4,5]		0.57	[6,7]	0.56	[6]	3.58	[6]	55	6	[4]
12-31-2007	21.16	0.51	[2]	2.66	3.17	(0.91)	(1.07)	—	(1.98)	22.35	[22]	15.43	[3,5,22]	0.56	[7]	0.55		2.24		51	14
12-31-2006[26]	17.95	0.32	[2]	3.20	3.52	(0.16)	(0.15)	—	(0.31)	21.16		19.83	[3,4,5]	0.55	[6,7]	0.55	[6]	1.84	[6]	16	9	[4]
International Equity Index B
Series NAV
06-30-2008[1]	21.05	0.37	[2]	(2.43)	(2.06)	(0.06)	(0.16)	—	(0.22)	18.77		(9.81)[3,4,5]		0.57	[6,7]	0.34	[6]	3.76	[6]	499	8	[4]
12-31-2007	21.28	0.54	[2]	2.58	3.12	(1.13)	(2.22)	—	(3.35)	21.05		15.76	[3,5]	0.57	[7]	0.34		2.51		550	9
12-31-2006	16.99	0.47	[2]	4.14	4.61	(0.16)	(0.16)	—	(0.32)	21.28		27.41	[3,5,28]	0.57	[7]	0.34		2.48		425	20
12-31-2005[27]	16.25	0.33	[2]	2.05	2.38	(0.20)	(1.44)	—	(1.64)	16.99		16.56	[3,5]	0.61	[7]	0.34		2.56		418	9
12-31-2004[10]	13.82	0.31		2.44	2.75	(0.32)	—	—	(0.32)	16.25		20.24	[3,5]	0.38	[7]	0.30		2.13		200	20
12-31-2003[10,11]	10.05	0.24		3.91	4.15	(0.34)	—	(0.04)	(0.38)	13.82		41.99	[3,5]	0.42	[7]	0.27		2.13		159	38
Mid Cap Index
Series I
06-30-2008[1]	17.42	0.10	[2]	(0.82)	(0.72)	(0.05)	(0.40)	—	(0.45)	16.25		(4.14)[3,4,5]		0.55	[6,7]	0.55	[6]	1.17	[6]	377	9	[4,13]
12-31-2007	18.84	0.20	[2,29]	1.22	1.42	(0.27)	(2.57)	—	(2.84)	17.42	[31]	7.57	[3,5,30]	0.55	[7]	0.54		0.99	[29]	397	29
12-31-2006	18.05	0.20	[2]	1.53	1.73	(0.12)	(0.82)	—	(0.94)	18.84		9.72	[3,5]	0.57	[7]	0.57		1.09		377	15	[13]
12-31-2005	16.78	0.16	[2]	1.77	1.93	(0.09)	(0.57)	—	(0.66)	18.05		12.02	[3]	0.57		0.57		0.95		220	19
12-31-2004	14.56	0.09	[2]	2.21	2.30	(0.06)	(0.02)	—	(0.08)	16.78		15.83	[3]	0.57		0.57		0.63		187	16
12-31-2003	10.82	0.08	[2]	3.66	3.74	—	—	—	—	14.56		34.57		0.58		0.58		0.62		145	8
Series II
06-30-2008[1]	17.36	0.08	[2]	(0.82)	(0.74)	(0.04)	(0.40)	—	(0.44)	16.18		(4.25)[3,4,5]		0.75	[6,7]	0.75	[6]	0.99	[6]	113	9	[4,13]
12-31-2007	18.75	0.15	[2,29]	1.23	1.38	(0.20)	(2.57)	—	(2.77)	17.36	[31]	7.39	[3,5,30]	0.75	[7]	0.74		0.73	[29]	103	29
12-31-2006	17.98	0.16	[2]	1.51	1.67	(0.08)	(0.82)	—	(0.90)	18.75		9.44	[3,5]	0.77	[7]	0.77		0.86		81	15	[13]
12-31-2005	16.72	0.13	[2]	1.76	1.89	(0.06)	(0.57)	—	(0.63)	17.98		11.79	[3]	0.77		0.77		0.74		63	19
12-31-2004	14.52	0.06	[2]	2.21	2.27	(0.05)	(0.02)	—	(0.07)	16.72		15.65	[3]	0.77		0.77		0.43		59	16
12-31-2003	10.81	0.05	[2]	3.66	3.71	—	—	—	—	14.52		34.32		0.78		0.78		0.42		43	8
Series NAV
06-30-2008[1]	17.42	0.10	[2]	(0.82)	(0.72)	(0.05)	(0.40)	—	(0.45)	16.25		(4.13)[3,4,5]		0.50	[6,7]	0.50	[6]	1.19	[6]	301	9	[4,13]
12-31-2007	18.85	0.22	[2,29]	1.21	1.43	(0.29)	(2.57)	—	(2.86)	17.42	[31]	7.61	[3,5,30]	0.50	[7]	0.49		1.08	[29]	430	29
12-31-2006	18.06	0.22	[2]	1.51	1.73	(0.12)	(0.82)	—	(0.94)	18.85		9.74	[3,5]	0.52	[7]	0.52		1.21		603	15	[13]
12-31-2005[31]	15.40	0.12	[2]	2.54	2.66	—	—	—	—	18.06		17.27	[4]	0.54	[6]	0.54	[6]	1.01	[6]	74	19

27

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)		Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Index
Series I
06-30-2008[1]	14.19	0.09	[2]	(1.42)	(1.33)	(0.04)	(0.12)	—		(0.16)	12.70	(9.39)[3,4,5]		0.58	[6,7]	0.58	[6]	1.40	[6]	181	25	[4]
12-31-2007	16.97	0.18	[2]	(0.49)	(0.31)	(0.28)	(2.19)	—		(2.47)	14.19	(2.16)[3,5]		0.56	[7]	0.56		1.07		209	15
12-31-2006	14.89	0.16	[2]	2.43	2.59	(0.08)	(0.43)	—		(0.51)	16.97	17.61	[3,5,12]	0.57	[7]	0.57		1.00		239	27
12-31-2005	14.97	0.11	[2]	0.41	0.52	(0.08)	(0.52)	—		(0.60)	14.89	3.89	[3]	0.57		0.57		0.76		189	29
12-31-2004	12.80	0.09	[2]	2.12	2.21	(0.04)	—	—		(0.04)	14.97	17.33	[3]	0.57		0.57		0.69		179	26
12-31-2003	8.78	0.06	[2]	3.96	4.02	—	—	—		—	12.80	45.79		0.58		0.58		0.61		137	36
Series II
06-30-2008[1]	14.14	0.08	[2]	(1.42)	(1.34)	(0.04)	(0.12)	—		(0.16)	12.64	(9.53)[3,4,5]		0.78	[6,7]	0.78	[6]	1.20	[6]	87	25	[4]
12-31-2007	16.89	0.15	[2]	(0.49)	(0.34)	(0.22)	(2.19)	—		(2.41)	14.14	(2.35)[3,5]		0.76	[7]	0.76		0.95		108	15
12-31-2006	14.83	0.12	[2]	2.42	2.54	(0.05)	(0.43)	—		(0.48)	16.89	17.35	[3,5,12]	0.77	[7]	0.77		0.78		51	27
12-31-2005	14.91	0.08	[2]	0.41	0.49	(0.05)	(0.52)	—		(0.57)	14.83	3.70	[3]	0.77		0.77		0.55		52	29
12-31-2004	12.76	0.07	[2]	2.11	2.18	(0.03)	—	—		(0.03)	14.91	17.13	[3]	0.77		0.77		0.49		54	26
12-31-2003	8.78	0.04	[2]	3.94	3.98	—	—	—		—	12.76	45.33		0.78		0.78		0.39		38	36
Series NAV
06-30-2008[1]	14.20	0.10	[2]	(1.43)	(1.33)	(0.04)	(0.12)	—		(0.16)	12.71	(9.37)[3,4,5]		0.53	[6,7]	0.53	[6]	1.47	[6]	85	25	[4]
12-31-2007	16.98	0.17	[2]	(0.46)	(0.29)	(0.30)	(2.19)	—		(2.49)	14.20	(2.07)[3,5]		0.51	[7]	0.51		1.03		84	15
12-31-2006	14.90	0.17	[2]	2.43	2.60	(0.09)	(0.43)	—		(0.52)	16.98	17.64	[3,5,12]	0.52	[7]	0.52		1.07		179	27
12-31-2005[31]	12.77	0.09	[2]	2.04	2.13	—	—	—		—	14.90	16.68	[4]	0.53	[6]	0.53	[6]	0.92	[6]	93	29
Total Bond Market A
Series I
06-30-2008[1]	12.85	0.29	[2]	(0.12)	0.17	—	(0.02)	—		(0.02)	13.00	1.33	[3,4,5]	0.57	[6,7]	0.56	[6]	4.51	[6]	61	69	[4]
12-31-2007[32]	12.55	0.61	[2]	0.22	0.83	(0.53)	—	—		(0.53)	12.85	6.59	[3,5]	0.57	[7]	0.56		4.72		64	91
12-31-2006[33]	12.50	0.48	[2]	(0.02)[34]	0.46	(0.41)	—	—		(0.41)	12.55	3.65	[3,4,5]	0.60	[6,7]	0.59	[6]	4.28	[6]	53	66	[4]
Series II
06-30-2008[1]	12.89	0.28	[2]	(0.13)	0.15	—	(0.02)	—		(0.02)	13.02	1.17	[3,4,5]	0.77	[6,7]	0.77	[6]	4.30	[6]	1	69	[4]
12-31-2007[32,33]	12.79	0.37	[2]	0.23	0.60	(0.50)	—	—		(0.50)	12.89	4.71	[3,4,5]	0.76	[7,6]	0.76	[6]	4.34	[6]	1	91	[4]
Series NAV
06-30-2008[1]	12.87	0.30	[2]	(0.13)	0.17	—	(0.02)	—		(0.02)	13.02	1.33	[3,4,5]	0.52	[6,7]	0.52	[6]	4.57	[6]	114	69	[4]
12-31-2007[32]	12.57	0.61	[2]	0.22	0.83	(0.53)	—	—		(0.53)	12.87	6.63	[3,5]	0.52	[7]	0.51		4.76		102	91
12-31-2006[33]	12.50	0.52	[2]	(0.04)[34]	0.48	(0.41)	—	—		(0.41)	12.57	3.85	[3,4,5]	0.55	[6,7]	0.54	[6]	4.56	[6]	33	66	[4]
Total Bond Market B
Series NAV
06-30-2008[1]	9.83	0.25	[2]	(0.10)	0.15	(0.06)	—	—		(0.06)	9.92	1.48	[3,4,5]	0.52	[6,7]	0.25	[6]	4.95	[6]	164	25	[4]
12-31-2007[35]	10.17	0.51	[2]	0.18	0.69	(1.03)	—	—		(1.03)	9.83	7.13	[3,5]	0.53	[7]	0.25		5.13		169	38
12-31-2006	10.13	0.50	[2]	(0.11)	0.39	(0.35)	—	—		(0.35)	10.17	4.07	[3,5]	0.53	[7]	0.25		5.01		162	53
12-31-2005[36]	10.05	0.46	[2]	(0.22)	0.24	(0.16)	—	—		(0.16)	10.13	2.39	[3,5]	0.42	[7]	0.25		4.55		182	18
12-31-2004[10]	10.13	0.46		(0.06)	0.40	(0.46)	(0.02)	—	[15]	(0.48)	10.05	4.05	[3,5]	0.27	[7]	0.25		4.56		202	18
12-31-2003[11,10]	10.30	0.48		(0.12)	0.36	(0.45)	(0.05)	(0.03)		(0.53)	10.13	3.60	[3]	0.24		0.24		4.73		216	40

28

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Total Stock Market Index
Series I
06-30-2008[1]	12.98	0.09	[2]	(1.53)	(1.44)	(0.04)	(0.02)	—	(0.06)	11.48	(11.12)[3,4,5]		0.57	[6,7]	0.57	[6]	1.45	[6]	239	2	[4]
12-31-2007	13.13	0.18	[2]	0.49	0.67	(0.30)	(0.52)	—	(0.82)	12.98	5.18	[3,5]	0.57	[7]	0.56		1.33		263	11
12-31-2006	11.56	0.16	[2]	1.59	1.75	(0.12)	(0.06)	—	(0.18)	13.13	15.29	[3,5,12]	0.57	[7]	0.57		1.30		238	2
12-31-2005	11.06	0.13	[2]	0.49	0.62	(0.12)	—	—	(0.12)	11.56	5.69	[3]	0.57		0.57		1.20		200	21
12-31-2004	9.96	0.13	[2]	1.03	1.16	(0.06)	—	—	(0.06)	11.06	11.74	[3]	0.57		0.57		1.30		175	5
12-31-2003	7.63	0.09	[2]	2.24	2.33	—	—	—	—	9.96	30.54		0.58		0.58		1.05		134	6
Series II
06-30-2008[1]	12.94	0.08	[2]	(1.54)	(1.46)	(0.03)	(0.02)	—	(0.05)	11.43	(11.26)[3,4,5]		0.77	[6,7]	0.77	[6]	1.25	[6]	68	2	[4]
12-31-2007	13.07	0.16	[2]	0.48	0.64	(0.25)	(0.52)	—	(0.77)	12.94	4.99	[3,5]	0.77	[7]	0.76		1.15		86	11
12-31-2006	11.51	0.13	[2]	1.59	1.72	(0.10)	(0.06)	—	(0.16)	13.07	15.09	[3,5,12]	0.77	[7]	0.77		1.09		37	2
12-31-2005	11.02	0.11	[2]	0.48	0.59	(0.10)	—	—	(0.10)	11.51	5.41	[3]	0.77		0.77		0.99		38	21
12-31-2004	9.93	0.11	[2]	1.04	1.15	(0.06)	—	—	(0.06)	11.02	11.60	[3]	0.77		0.77		1.08		37	5
12-31-2003	7.62	0.07	[2]	2.24	2.31	—	—	—	—	9.93	30.31		0.78		0.78		0.86		30	6
Series NAV
06-30-2008[1]	12.98	0.09	[2]	(1.53)	(1.44)	(0.04)	(0.02)	—	(0.06)	11.48	(11.11)[3,4,5]		0.52	[6,7]	0.52	[6]	1.50	[6]	109	2	[4]
12-31-2007	13.14	0.19	[2]	0.48	0.67	(0.31)	(0.52)	—	(0.83)	12.98	5.19	[3,5]	0.52	[7]	0.51		1.37		137	11
12-31-2006	11.57	0.16	[2]	1.59	1.75	(0.12)	(0.06)	—	(0.18)	13.14	15.33	[3,5,12]	0.52	[7]	0.52		1.34		160	2
12-31-2005[31]	10.41	0.10	[2]	1.06	1.16	—	—	—	—	11.57	11.14	[4]	0.52	[6]	0.52	[6]	1.30	[6]	170	21

1	Unaudited.
2	Based on the average of the shares outstanding.
3	Assumes dividend reinvestment.
4	Not annualized.
5	Total returns would have been lower had certain expenses not been reduced during the periods shown.
6	Annualized.
7	Does not take into consideration expense reductions during the periods shown.
8	Series NAV shares began operations on 10-27-05.
9
Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust l (“VST”) Equity Index Fund Series I became owners of an equal number of full and fractional Series NAV shares of the 500 Index Trust B. Additionally, the accounting and performance history of the former VST Equity Index Fund Series I was redesignated as that of Series NAV shares of 500 Index Trust B.

10	Audited by previous Independent Registered Public Accounting Firm.
11	Certain amounts have been reclassified to permit comparison.
12	John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.
13	Excludes merger activity.
14	Series I and Series NAV shares began operations on 4-28-08.
15	Less than $0.01 per share.
16	Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
17
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Index Allocation
6/30/2008	0.49% – 0.56%
12/31/2007	0.49% – 0.55%

18	Less than $500,000.
19	Series II shares began operations on 2-10-06.
20	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
21	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.33% and 0.89% based on the mix of underlying funds held by the portfolio.
22
Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series I and Series II and by $0.01 per share for Series NAV and the total return by less than 0.01% for Series I and Series II and by 0.05% for Series NAV. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $22.38, $22.36 and $22.34 and 15.37%, 15.11% and 15.38% for Series I, Series II and Series NAV, respectively. See Note 10.

23	Period from 4-30-05 to 12-31-05.
24	Period from 1-1-05 to 4-29-05.
25
Effective after the close of business on 4-29-05, International Equity Index, formerly a series of the John Hancock Variable Series Trust Reorganized into a separate portfolio of John Hancock Trust: International Equity Index A. See Note 1.

26	Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-10-06, respectively.

29

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

27	The financial highlights for the year ended 12-31-2005 take into consideration the effect of the merger of the former VST International Equity Index Series NAV on 4-29-05.
28	John Hancock Life Insurance Company made a voluntary payment to the portfolio of $2,611,555. Excluding this payment, the total return would have been 26.63%. See Note 1.
29	Net investment income/loss per share and ratio of net investment income/loss to average net assets reflects special dividend received by the Portfolio which amounted to the following amounts:

Portfolio	Series	Per share	Percentage of average net assets
Mid Cap Index	I	$0.04	0.21%
	II	$0.04	0.16%
	NAV	$0.05	0.25%

30
Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series II and Series NAV and by $0.01 per share for Series I and the total return by less than 0.01% for Series II and Series NAV and by 0.05% for Series I. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $17.42, $17.36 and $17.42 and 7.57%, 7.39% and 7.61% for Series I, Series II and Series NAV, respectively. See Note 10.

31	Series NAV shares began operations on 4-29-05.
32	Prior to 11-9-07, the Portfolio was named Bond Index Trust A.
33	Series I, Series II and Series NAV shares began operations on 2-10-06, 5-3-07 and 2-10-06, respectively.
34
The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

35	Prior to 11-9-07, the Portfolio was named Bond Index Trust B.
36
Effective 4-29-05, shareholders of the former VST Bond Index Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Bond Index Trust B. Additionally, the accounting and performance history of the former VST Bond Index Fund Series NAV was redesignated as that of Series NAV shares of Bond Index Trust B.

30

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION OF THE TRUST The John Hancock Trust (the “Trust” or “JHT”) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several Portfolios, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers one hundred and five separate investment Portfolios, ten of which are index-oriented and are covered by this report are as follows: 500 Index, 500 Index B, Index Allocation, International Equity Index A, International Equity Index B, Mid Cap Index, Small Cap Index, Total Bond Market A (formerly, Bond Index A), Total Bond Market B (formerly, Bond Index B) and Total Stock Market Index (collectively, the “Portfolios”). Each of the Portfolios, with the exception of Index Allocation, is diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Index Allocation Portfolio operates as a “fund of funds,” investing in Series NAV shares of underlying funds of the Trust and in other permitted investments.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and, in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) and to Separate Accounts A and B, and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York (“John Hancock New York”). In addition, shares of the Portfolios are also offered to separate accounts U, JH, S and I issued by John Hancock Variable Life Insurance Company (“JHVLICO”) and to separate accounts U, V, UV and H issued by John Hancock Life Insurance Company (“JHLICO”). Series NAV shares are also offered to the Lifestyle Trust and Index Allocation Trust. The Lifestyle Portfolios are offered by the John Hancock Trust and operate as a “fund of funds,” investing in Series NAV shares of the underlying funds of the Trust and in other permitted investments. John Hancock New York is a wholly owned subsidiary of John Hancock USA. John Hancock USA, John Hancock New York, JHVLICO and JHLICO are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (“JHIMS” or the “Adviser”), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Distributors, LLC (“JHD” or the “Distributor”), an affiliate of the Adviser, serves as principal underwriter of the variable contracts issued by John Hancock USA and John Hancock New York, JHLICO and JHVLICO.

The Trust offers three classes of shares. Series I shares and Series II shares are offered for all Portfolios with the exception of 500 Index B, International Equity Index B and Total Bond Market B. Series NAV shares are offered for all Portfolios with the exception of Index Allocation. Series I, Series II and Series NAV shares represent an interest in the same portfolio of investments of each respective Portfolio and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

At June 30, 2008, John Hancock USA owned 7,639 and 7,639 shares of beneficial interest for the Index Allocation Trust Series I and Class NAV, respectively.

2.  SIGNIFICANT ACCOUNTING POLICIES In the preparation of the financial statements, the Portfolios follow the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security Valuation  The net asset value of the shares of each Portfolio is determined daily as of the close of the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. In the case of Index Allocation, investments in underlying affiliated funds are valued at their respective net asset value each business day and securities in the underlying funds are valued in accordance with their respective valuation policies, as outlined in the underlying Portfolio’s financial statements. Short-term investments with a remaining maturity of 60 days or less are valued at amortized cost and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (“JHCIT”), an affiliate of the John Hancock Advisers, LLC (“JHA”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC are valued at their net asset value each business day. All other securities held by the Portfolios and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Portfolio securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Portfolio’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Portfolio is calculating the net asset value. In view of these factors, it is likely that Portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Portfolios that invest in securities in foreign markets that close prior to the NYSE, the Portfolios will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that track foreign markets in which Portfolios have significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for all Portfolios that invest in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of such Portfolios will be recommended to the Trust’s Pricing Committee where applicable.

31

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Fair value pricing of securities is intended to help ensure that the net asset value of a Portfolio’s shares reflects the value of the Portfolio’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Portfolio at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

The Portfolios adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Portfolios’ fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of hierarchy are described below:

•	Level 1 — Quoted prices in active markets for identical securities

•	Level 2 — Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

•	Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolios’ own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ net assets as of June 30, 2008. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

500 Index			500 Index B
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$1,913,511,158	($1,798,536)	Level 1 — Quoted Prices	$989,574,307	($420,707)
Level 2 — Other Significant Observable Inputs	30,776,000	—	Level 2 — Other Significant Observable Inputs	5,064,000	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$1,944,287,158	($1,798,536)	Total	$994,638,307	($420,707)
Index Allocation			International Equity Index A
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$370,850,671	—	Level 1 — Quoted Prices	$89,084,406	($754,178)
Level 2 — Other Significant Observable Inputs	—	—	Level 2 — Other Significant Observable Inputs	293,334,949	70,282
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$370,850,671	—	Total	$382,419,355	($683,896)
International Equity Index B			Mid Cap Index
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$132,321,471	($1,067,476)	Level 1 — Quoted Prices	$860,264,838	($922,958)
Level 2 — Other Significant Observable Inputs	407,936,120	59,574	Level 2 — Other Significant Observable Inputs	13,453,000	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$540,257,591	($1,007,907)	Total	$873,717,838	($922,958)
Small Cap Index			Total Bond Market A
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$430,400,403	($214,887)	Level 1 — Quoted Prices	—	—
Level 2 — Other Significant Observable Inputs	26,078,000	—	Level 2 — Other Significant Observable Inputs	$174,685,453	—
Level 3 — Significant Unobservable Inputs	917	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$456,479,320	($214,887)	Total	$174,685,453	—
Total Bond Market B			Total Stock Market Index
Valuation Inputs:	Investments in Securities	Other Financial Instruments	Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	—	—	Level 1 — Quoted Prices	$422,403,037	($501,020)
Level 2 — Other Significant Observable Inputs	$161,524,568	—	Level 2 — Other Significant Observable Inputs	10,389,000	—
Level 3 — Significant Unobservable Inputs	—	—	Level 3 — Significant Unobservable Inputs	—	—
Total	$161,524,568	—	Total	$432,792,037	($501,020)

32

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Small Cap Index
	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	26,140	—
Accrued discounts/premiums
Realized gain (loss)	(483,432)	—
Change in unrealized appreciation (depreciation)	491,909	—
Net purchases (sales)	(33,700)	—
Transfers in and/or out of Level 3
Balance as of 6/30/08	$917	—

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Investment Risk  Certain Portfolios of the Trust may invest a portion of their assets in securities of issuers that hold mortgage securities including sub-prime mortgage securities. The value of these securities is sensitive to change in economic conditions including delinquencies and/or defaults and may be adversely affected by shifts to the markets perception of the issuers and changes in interest rates.

Guarantees and Indemnifications  Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Repurchase Agreements  Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

Foreign Currency Transactions  The books and records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Certain Portfolios invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than Portfolios that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay a Portfolio from taking money out of the country or may impose additional taxes on money removed from the country.

Security Transactions and Related Investment Income  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. In the case of Index Allocation, dividend income is recorded by the underlying affiliated funds on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Portfolio becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

33

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

From time to time, certain Portfolios may invest in Real Estate Investment Trusts (“REITs”) and, as a result, will estimate the components of distributions from these securities. Distributions form REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Portfolios use the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Broker commission rebates   The Portfolios may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Portfolios. Commission rebates are reflected as a realized gain on securities in the Statement of Operations. For the period ended June 30, 2008, International Equity Index A and International Equity Index B received rebates which amounted to $66 and $23, respectively.

Allocations of Income and Expenses  All income, expenses (except class-specific expenses), and realized and unrealized gain/loss are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expenses not directly attributable to a particular Portfolio or share class are allocated based on the relative share of net assets of each Portfolio or share class at the time the expense was incurred. Class-specific expenses, such as Distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes. Expenses in Index Allocation’s Statements of Operations reflect the expenses of the Portfolio and do not include any indirect expenses related to the underlying funds. Because the underlying funds have varied expense levels and Index Allocation may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by a Portfolio will vary.

Securities Lending  The Portfolios may lend securities from time to time in order to earn additional income. The Portfolios retain beneficial ownership of the securities loaned and continue to receive interest and dividends of securities and to participate in any changes in their value. On the settlement date of the loan, the Portfolios receive collateral against the loaned securities and maintain collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolios could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Portfolios receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

All Portfolios of the Trust described in this Annual Report may enter into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, “Morgan Stanley”) which permits the Portfolios to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Portfolios. The risk of having one primary borrower of securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Futures  All Portfolios of the Trust described in this Semiannual Report may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

Initial margin deposits required upon entering into futures contracts are satisfied by the pledging of specific securities or cash as collateral at the broker (the Portfolios’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Portfolio realizes a gain or loss.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at June 30, 2008:

PORTFOLIO		NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED (DEPRECIATION)
500 Index	S&P 500 Index Futures	108	Long	Sep 2008	$34,589,700	($1,798,536)
						($1,798,536)

500 Index B	S&P 500 Index Futures	24	Long	Sep 2008	$7,686,600	($420,707)
						($420,707)

International Equity Index A	CAC 40 10 Euro Index Futures	27	Long	Sep 2008	$1,902,756	($97,529)
	DAX Index Futures	5	Long	Sep 2008	1,275,305	(72,045)
	EOE Dutch Stock Index Futures	4	Long	Jul 2008	536,699	(43,697)
	FTSE 100 Index Futures	17	Long	Sep 2008	1,912,494	(87,131)
	Hang Seng Stock Index Futures	4	Long	Jul 2008	567,380	(16,392)
	IBEX 35 Index Futures	5	Long	Jul 2008	941,049	(68,762)
	MSCI Taiwan Stock Index Futures	36	Long	Jul 2008	1,035,000	(33,088)
	OMX 30 Stock Index Futures	44	Long	Jul 2008	630,142	(59,764)
	S&P Canada 60 Index Futures	8	Long	Sep 2008	1,359,145	(24,977)
	S&P MIB 30 Index Futures	3	Long	Sep 2008	700,851	(37,436)
	SPI 200 Index Futures	5	Long	Sep 2008	622,283	(21,682)
	Topix Index Futures	24	Long	Sep 2008	2,980,082	(191,675)
						($754,178)

34

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO		NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED (DEPRECIATION)

International Equity Index B	CAC 40 10 Euro Index Futures	31	Long	Sep 2008	$2,184,645	($110,851)
	DAX Index Futures	7	Long	Sep 2008	1,785,428	(100,863)
	EOE Dutch Stock Index Futures	8	Long	Jul 2008	1,073,398	(87,395)
	FTSE 100 Index Futures	32	Long	Sep 2008	3,599,989	(172,803)
	Hang Seng Stock Index Futures	5	Long	Jul 2008	709,224	(20,072)
	IBEX 35 Index Futures	5	Long	Jul 2008	941,049	(69,336)
	MSCI Taiwan Stock Index Futures	70	Long	Jul 2008	2,012,500	(64,503)
	OMX 30 Stock Index Futures	74	Long	Jul 2008	1,059,785	(99,869)
	S&P Canada 60 Index Futures	11	Long	Sep 2008	1,868,824	(29,838)
	S&P MIB 30 Index Futures	3	Long	Sep 2008	700,851	(37,422)
	SPI 200 Index Futures	11	Long	Sep 2008	1,369,024	(49,982)
	Topix Index Futures	29	Long	Sep 2008	3,600,932	(224,542)
						($1,067,476)

Mid Cap Index	S&P MidCap 400 Index Futures	216	Long	Sep 2008	$17,737,920	($922,958)
						($922,958)

Small Cap Index	Russell 2000 Futures	16	Long	Sep 2008	$5,533,600	($214,887)
						($214,887)

Total Stock Market Index	Russell 2000 Futures	5	Long	Sep 2008	$1,729,250	($65,660)
	S&P 500 Index Futures	28	Long	Sep 2008	8,967,700	(401,946)
	S&P Midcap 400 Index Futures	2	Long	Sep 2008	821,200	(33,414)
						($501,020)

Forward Foreign Currency Contracts  All Portfolios of the Trust described in this Annual Report may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gain/loss on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by a Portfolio on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation/depreciation and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At June 30, 2008, certain Portfolios entered into forward foreign currency contracts, which contractually obligate the Portfolios to deliver currencies at future dates. Open forward foreign currency contracts at June 30, 2008, were as follows:

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	UNREALIZED (DEPRECIATION)
International Equity Index A	BUYS
	Australian Dollar	247,000	9/26/2008	$752
	Canadian Dollar	254,000	9/26/2008	(2,226)
	Euro	1,106,000	9/26/2008	26,092
	Hong Kong Dollar	798,000	9/26/2008	20,299
	Japanese Yen	1,766,000	9/26/2008	145
	Pound Sterling	185,000,000	9/26/2008	24,600
	Swedish Krona	1,400,000	9/26/2008	619
				$70,282

International Equity Index B	BUYS
	Australian Dollar	247,000	9/26/2008	$501
	Canadian Dollar	254,000	9/26/2008	(1,461)
	Euro	1,106,000	9/26/2008	17,228
	Hong Kong Dollar	798,000	9/26/2008	17,762
	Japanese Yen	1,766,000	9/26/2008	325
	Pound Sterling	185,000,000	9/26/2008	24,600
	Swedish Krona	1,400,000	9/26/2008	619
				$59,574

35

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Federal income taxes  Each Portfolio qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, certain Portfolios had a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Portfolio, no capital gain distributions will be made.

At December 31, 2007, capital loss carryforwards available to offset future realized gains were as follows:

	CAPITAL LOSS CARRYFORWARD EXPIRING AT DECEMBER 31
PORTFOLIO	2010	2011	2012	2013	2014	2015
500 Index	$13,767,724	$1,600	—	$2,754,508	—	—
Total Bond Market B	—	—	—	480,078	$1,497,016	$257,971

Each Portfolio adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Portfolio’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Portfolio’s financial statements. Each of the Portfolio’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of Income and Gains  The Portfolios record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Portfolio’s financial statements as a return of capital. During the year ended December 31, 2007, the tax character of distributions was as follows:

	2007 DISTRIBUTIONS
PORTFOLIO	ORDINARY INCOME	LONG TERM CAPITAL GAINS	RETURN OF CAPITAL	TOTAL
500 Index	$37,271,159	—	—	$37,271,159
500 Index B	35,684,352	—	—	35,684,352
Index Allocation	9,047,306	$7,970,938	—	17,018,244
International Equity Index A	15,612,101	14,641,067	—	30,253,168
International Equity Index B	53,626,060	18,695,533	—	72,321,593
Mid Cap Index	38,290,535	101,131,918	—	139,422,453
Small Cap Index	14,969,875	50,826,554	—	65,796,429
Total Bond Market A	6,516,480	—	—	6,516,480
Total Bond Market B	16,441,467	—	—	16,441,467
Total Stock Market Index	11,453,603	17,186,670	—	28,640,273

Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

The cost of investments owned on June 30, 2008, including short-term investments, for federal income tax purposes, was as follows:

PORTFOLIO	AGGREGATE COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION (DEPRECIATION)
500 Index	$1,919,382,767	$299,128,237	($274,223,846)	$24,904,391
500 Index B	968,780,436	215,590,141	(189,732,270)	25,857,871
Index Allocation	398,755,195	1,787,966	(29,692,490)	(27,904,524)
International Equity Index A	343,584,420	67,299,895	(28,464,960)	38,834,935
International Equity Index B	467,665,538	107,558,848	(34,966,795)	72,592,053
Mid Cap Index	908,997,987	112,396,692	(147,676,841)	(35,280,149)
Small Cap Index	476,007,695	48,384,031	(67,912,406)	(19,528,375)
Total Bond Market A	174,845,449	1,610,857	(1,770,853)	(159,996)
Total Bond Market B	161,019,922	2,646,259	(2,141,613)	504,646
Total Stock Market Index	399,606,672	96,132,946	(62,947,581)	33,185,365

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of each Portfolio, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. The Portfolios are not responsible for payment of the subadvisory fees. Advisory fees charged to all other Portfolios are as follows:

Portfolio	First $500 million of Aggregate Net Assets*	Excess over $500 million of Aggregate Net Assets*
500 Index	0.470%	0.460%

36

John Hancock Trust
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Portfolio	First $100 million of Aggregate Net Assets*	Between $100 million and $500 million of Aggregate Net Assets*	Excess over $500 million of Aggregate Net Assets*
500 Index B	0.470%	0.470%	0.460%
International Equity Index B	0.550	0.530	0.530

Portfolio	All Aggregate Net Assets Level*
Total Bond Market A	0.470%
Total Bond Market B	0.470

Portfolio Index Allocation

(a) Fee on Affiliated Fund Assets**

First $500 million	Excess over $500 million
0.050%	0.040%

(b) Fee on Other Assets**

First $500 million	Excess over $500 million
0.500%	0.490%

Portfolio	First $100 million of Aggregate Net Assets*	Excess over $100 million of Aggregate Net Assets*
International Equity Index A	0.550%	0.530%

Portfolio	First $250 million of Aggregate Net Assets*	Between $250 million and $500 million of Aggregate Net Assets*	Excess over $500 million of Aggregate Net Assets*
Mid Cap Index	0.490%	0.480%	0.460%
Small Cap Index	0.490	0.480	0.460
Total Stock Market Index	0.490	0.480	0.460

* Aggregate Net Assets include not only the net assets of a particular series of the Trust but also include the net assets of a similar series of John Hancock Funds II.

** The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or John Hancock Funds III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).

(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Fund.

(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the Fund.

John Hancock Funds II are retail mutual funds advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Funds, LLC.

37

John Hancock Trust
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

The organizations described below act as Subadvisers to the Trust and its Portfolios pursuant to Subadvisory Agreements with the Adviser. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser
500 Index	MFC Global Investment Management (U.S.A.) Limited*
500 Index B	MFC Global Investment Management (U.S.A.) Limited*
Index Allocation	MFC Global Investment Management (U.S.A.) Limited*
International Equity Index A	SSgA Funds Management, Inc.
International Equity Index B	SSgA Funds Management, Inc.
Mid Cap Index	MFC Global Investment Management (U.S.A.) Limited*
Small Cap Index	MFC Global Investment Management (U.S.A.) Limited*
Total Bond Market A	Declaration Management and Research, LLC*
Total Bond Market B	Declaration Management and Research, LLC*
Total Stock Market Index	MFC Global Investment Management (U.S.A.) Limited*

*	An affiliate of Adviser.

The investment management fees incurred for the period ended June 30, 2008, were equivalent to an annual effective rate of the Portfolio’s average daily net assets as follows:

Portfolio	Annual Effective Rate	Portfolio	Annual Effective Rate
500 Index	0.46%	Mid Cap Index	0.47%
500 Index B	0.46%	Small Cap Index	0.49%
Index Allocation	0.05%	Total Bond Market A	0.47%
International Equity Index A	0.53%	Total Bond Market B	0.47%
International Equity Index B	0.53%	Total Stock Market Index	0.49%

Expense Reimbursements  The Adviser agreed to voluntarily reduce its advisory fee or reimburse each Portfolio if the total of all expenses (excluding taxes, Portfolio brokerage commissions, interest, advisory fees, Rule 12b-1 fees, and fees under any agreements or plans of the Portfolios dealing with services for shareholders and others with beneficial interests in shares of the Portfolios) exceed the following:

–	0.05% of the average net assets of 500 Index, International Equity Index A, Mid Cap Index, Small Cap Index, Total Bond Market A and Total Stock Market Index;

–	0.075% of the average net assets of Mid Cap Index, Small Cap Index, Total Bond Market A and Total Stock Market Index prior to May 1, 2008.

This voluntary expense reimbursement may be terminated at any time by the Adviser upon notice to the Trust.

In the cases of 500 Index B, International Equity Index B and Total Bond Market B, the Adviser has contractually agreed to waive its advisory fee in an amount so that the annual operating expenses do not exceed 0.25%, 0.34% and 0.25%, respectively. The Adviser’s obligation to provide the expense cap with respect to a particular portfolio will remain in effect until May 1, 2009, and will terminate after that date only if the Trust, without the prior written consent of the Adviser, sells shares of the portfolio to (or has shares of the portfolio held by) any person other than the variable life insurance or variable annuity insurance separate accounts of JHLICO or any of its affiliates that are specified in the agreement.

In the case of Index Allocation, the Adviser has agreed that if total expenses (absent reimbursement) exceed 0.02% of the average daily net assets, the Adviser would reimburse expenses by an amount such that the total expenses of the Portfolio equals 0.02%. For purposes of the expense reimbursement, total expenses would include the advisory fee but exclude the expenses of the underlying funds and Rule 12b-1 fees. This contractual expense reimbursement may be terminated at any time after May 1, 2010.

The Adviser has agreed to waive its management fee for certain portfolios of the Trust or otherwise reimburse the expenses of those portfolios (the “Participating Portfolios”) as set forth below (the “Reimbursement”). The Participating Portfolios are all portfolios of the Trust except the following: 500 Index B, International Equity Index B and Total Bond Market B.

The Reimbursement equals, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio. The Reimbursement is effective through May 1, 2009 and thereafter may be terminated or modified at any time by the Adviser upon notice to the Trust and approval of the Board of Trustees of the Trust.

For the period ended June 30, 2008, the Adviser voluntarily agreed to waive a portion of its advisory fee for all of the above expense reimbursements for 500 Index, 500 Index B, Index Allocation, International Equity Index A, International Equity Index B, Mid Cap Index, Small Cap Index, Total Bond Market A, Total Bond Market B and Total Stock Market Index in the amounts of $24,617, $1,364,105, $117,065, $4,700, $577,773, $10,414, $4,640, $2,188, $224,211 and $5,684, respectively.

Fund Administration Fees  The Portfolios have an agreement with the Adviser that requires the Portfolios to reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

The fund administration fees incurred for the period ended June 30, 2008, were equivalent to an annual effective rate of 0.01% of the Portfolio’s average daily net assets, with the exception of Total Bond Market B the effective rate was 0.02%.

38

John Hancock Trust
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Distribution Plans  In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has approved Distribution Plans (the “Plans”) for Series I and Series II of the Trust. Series NAV shares are not subject to a Rule 12b-1 fee. The Trust has different classes of shares with different Rule 12b-1 fees so that the Trust Portfolios may be offered through different distribution channels. Rule 12b-1 fees are paid to the Portfolios’ Distributor for distribution services pursuant to the Plans. JHD may use Rule12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees. The Portfolios make payments to JHD at an annual rate not to exceed 0.05% of Series I average daily net asset value and 0.25% of Series II average daily net asset value.

4.  TRUSTEES’ FEES The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

5.  LINE OF CREDIT All Portfolios of the Trust described in this Annual Report with the exception of Index Allocation, International Equity Index A and International Equity Index B have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating Portfolio on a prorated basis based on average net assets. For the period ended June 30, 2008, there were no borrowings under the line of credit.

6.  PORTFOLIO SHARE TRANSACTIONS Share activity for the Portfolios for the period ended June 30, 2008 and year ended December 31, 2007 were as follows:

500 Index	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,727,330	$20,209,026	5,730,417	$72,466,650
Distributions reinvested	265,787	3,120,339	2,462,520	30,697,127
Repurchased	(5,137,378)	(60,145,072)	(11,399,893)	(145,448,999)
Net increase (decrease)	(3,144,261)	($36,815,707)	(3,206,956)	($42,285,222)
Series II shares
Sold	148,292	$1,722,087	559,688	$7,174,822
Distributions reinvested	15,758	184,205	161,168	1,998,423
Repurchased	(1,219,611)	(14,199,979)	(2,478,519)	(31,500,974)
Net increase (decrease)	(1,055,561)	($12,293,687)	(1,757,663)	($22,327,729)
Series NAV shares
Sold	37,999,415	$448,243,159	26,235,343	$336,602,306
Distributions reinvested	144,210	1,669,955	370,133	4,575,609
Repurchased	(317,993)	(3,745,881)	(43,669)	(551,718)
Net increase (decrease)	37,825,632	$446,167,233	26,561,807	$340,626,197
Net increase (decrease)	33,625,810	$397,057,839	21,597,188	$276,013,246

500 Index B	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	823,699	$14,276,882	9,056,905	$170,946,905
Distributions reinvested	630,866	10,768,880	1,952,359	35,684,352
Repurchased	(5,532,770)	(94,877,239)	(9,384,945)	(176,255,833)
Net increase (decrease)	(4,078,205)	($69,831,477)	1,624,319	$30,375,424
Net increase (decrease)	(4,078,205)	($69,831,477)	1,624,319	$30,375,424

Index Allocation	Six months ended 6-30-08[1]		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	7,639	$100,000	—	$—
Net increase (decrease)	7,639	$100,000	—	$—
Series II shares
Sold	5,120,575	$65,838,072	15,954,451	$220,525,437
Distributions reinvested	10,665	137,575	1,265,212	17,018,244
Repurchased	(647,512)	(8,308,954)	(216,146)	(2,986,466)
Net increase (decrease)	4,483,728	$57,666,693	17,003,517	$234,557,215
Series NAV shares
Sold	7,890	$103,195	—	$—
Repurchased	(11)	(136)	—	—
Net increase (decrease)	7,879	$103,059	—	$—
Net increase (decrease)	4,499,246	$57,869,752	17,003,517	$234,557,215

1 Series I and Series NAV shares began operations on 4-28-08.

39

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

International Equity Index A	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	970,154	$20,453,961	2,796,268	$62,740,750
Distributions reinvested	122,796	2,560,290	1,097,728	23,887,827
Repurchased	(731,932)	(15,032,826)	(1,762,904)	(38,508,615)
Net increase (decrease)	361,018	$7,981,425	2,131,092	$48,119,962
Series II shares
Sold	187,692	$4,038,823	172,192	$3,820,484
Distributions reinvested	12,337	256,977	136,541	2,969,565
Repurchased	(392,587)	(8,183,359)	(836,827)	(18,431,287)
Net increase (decrease)	(192,558)	($3,887,559)	(528,094)	($11,641,238)
Series NAV shares
Sold	547,270	$11,182,335	1,362,265	$30,303,864
Distributions reinvested	23,240	483,864	156,290	3,395,776
Repurchased	(78,411)	(1,648,156)	(16,047)	(375,829)
Net increase (decrease)	492,099	$10,018,043	1,502,508	$33,323,811
Net increase (decrease)	660,563	$14,111,909	3,105,506	$69,802,535

International Equity Index B	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	2,083,060	$42,002,645	4,980,148	$104,526,382
Distributions reinvested	292,548	5,731,015	3,565,204	72,321,593
Repurchased	(1,922,836)	(37,744,945)	(2,374,241)	(50,728,831)
Net increase (decrease)	452,772	$9,988,715	6,171,111	$126,119,144
Net increase (decrease)	452,772	$9,988,715	6,171,111	$126,119,144

Mid Cap Index	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	772,618	$13,018,228	2,631,295	$50,984,593
Issued in reorganization	482,665	8,061,097	—	—
Distributions reinvested	609,377	9,817,060	3,260,149	57,846,015
Repurchased	(1,467,917)	(24,019,264)	(3,131,925)	(62,191,000)
Net increase (decrease)	396,743	$6,877,121	2,759,519	$46,639,608
Series II shares
Sold	200,191	$3,367,778	2,416,135	$48,870,481
Issued in reorganization	1,348,947	22,445,392	—	—
Distributions reinvested	154,488	2,479,537	799,831	14,067,400
Repurchased	(654,917)	(10,680,785)	(1,626,091)	(32,406,172)
Net increase (decrease)	1,048,709	$17,611,922	1,589,875	$30,531,709
Series NAV shares
Sold	818,598	$13,206,481	6,159,988	$123,600,790
Issued in reorganization	51,879	866,494	—	—
Distributions reinvested	533,704	8,597,971	3,776,224	67,509,038
Repurchased	(7,550,747)	(121,669,641)	(17,248,927)	(345,420,323)
Net increase (decrease)	(6,146,566)	($98,998,695)	(7,312,715)	($154,310,495)
Net increase (decrease)	(4,701,114)	($74,509,652)	(2,963,321)	($77,139,178)

Small Cap Index	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	366,435	$4,826,520	624,945	$10,452,186
Distributions reinvested	174,991	2,271,386	2,230,614	33,806,967
Repurchased	(1,051,637)	(13,775,110)	(2,232,464)	(36,542,382)
Net increase (decrease)	(510,211)	($6,677,204)	623,095	$7,716,771
Series II shares
Sold	75,052	$988,678	5,745,970	$95,076,336
Distributions reinvested	85,636	1,107,275	809,386	11,888,370
Repurchased	(916,930)	(11,903,734)	(1,955,613)	(31,802,792)
Net increase (decrease)	(756,242)	($9,807,781)	4,599,743	$75,161,914
Series NAV shares
Sold	1,224,829	$16,220,679	2,163,345	$35,344,001
Distributions reinvested	74,770	971,266	1,295,795	20,101,092
Repurchased	(522,988)	(6,848,738)	(8,062,555)	(133,852,702)
Net increase (decrease)	776,611	$10,343,207	(4,603,415)	($78,407,609)
Net increase (decrease)	(489,842)	($6,141,778)	619,423	$4,471,076

40

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Total Bond Market A	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	68,827	$898,399	714,140	$9,095,095
Distributions reinvested	7,986	104,852	195,388	2,506,831
Repurchased	(342,883)	(4,458,255)	(169,005)	(2,181,348)
Net increase (decrease)	(266,070)	($3,455,004)	740,523	$9,420,578
Series II shares
Sold	35,707	$466,492	100,728	$1,290,165
Distributions reinvested	93	1,204	1,193	15,357
Repurchased	(18,592)	(243,447)	(63,054)	(825,683)
Net increase (decrease)	17,208	$224,249	38,867	$479,839
Series NAV shares
Sold	1,104,895	$14,433,273	5,262,501	$67,319,525
Distributions reinvested	13,212	173,743	310,840	3,994,292
Repurchased	(263,185)	(3,442,268)	(266,032)	(3,458,031)
Net increase (decrease)	854,922	$11,164,748	5,307,309	$67,855,786
Net increase (decrease)	606,060	$7,933,993	6,086,699	$77,756,203

Total Bond Market B	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	689,202	$6,875,006	1,809,323	$17,879,397
Distributions reinvested	94,696	947,912	1,681,430	16,441,467
Repurchased	(1,463,088)	(14,564,513)	(2,280,935)	(22,863,526)
Net increase (decrease)	(679,190)	($6,741,595)	1,209,818	$11,457,338
Net increase (decrease)	(679,190)	($6,741,595)	1,209,818	$11,457,338

Total Stock Market Index	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,225,256	$14,799,727	2,297,238	$31,035,153
Distributions reinvested	100,725	1,211,721	1,209,969	15,736,376
Repurchased	(791,521)	(9,486,505)	(1,372,387)	(18,579,288)
Net increase (decrease)	534,460	$6,524,943	2,134,820	$28,192,241
Series II shares
Sold	61,667	$737,530	5,202,343	$71,046,936
Distributions reinvested	28,254	338,760	308,818	3,990,139
Repurchased	(805,908)	(9,682,187)	(1,731,898)	(23,599,792)
Net increase (decrease)	(715,987)	($8,605,897)	3,779,263	$51,437,283
Series NAV shares
Sold	156,494	$1,899,360	186,802	$2,543,509
Distributions reinvested	49,192	591,780	684,804	8,913,758
Repurchased	(1,322,543)	(15,883,967)	(2,430,627)	(33,005,058)
Net increase (decrease)	(1,116,857)	($13,392,827)	(1,559,021)	($21,547,791)
Net increase (decrease)	(1,298,384)	($15,473,781)	4,355,062	$58,081,733

7.  PURCHASES AND SALES OF SECURITIES The following summarizes the securities transactions (excluding short-term investments) for the Portfolios for the period ended June 30, 2008:

	PURCHASES		SALES AND MATURITIES
PORTFOLIO	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS
500 Index	—	$426,779,447	—	$28,189,945
500 Index B	—	15,183,611	—	61,570,725
Total Bond Market A	$99,551,761	25,581,890	$98,905,586	13,870,105
Total Bond Market B	22,010,122	20,110,086	31,659,468	12,677,531
International Equity Index A	—	30,425,562	—	19,523,970
International Equity Index B	—	41,599,997	—	42,211,857
Mid Cap Index	—	72,832,034	—	166,548,904
Small Cap Index Trust	—	86,360,093	—	95,657,316
Total Stock Market Index	—	10,674,782	—	27,307,540

For Index Allocation, the purchases and sales of the affiliated underlying funds during the period ended June 30, 2008 were $67,996,039 and $8,326,929, respectively.

41

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS Index Allocation invests primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investment may represent a significant portion of each underlying fund’s net assets. A summary of the Portfolio’s investment in affiliated funds during the period ended June 30, 2008 is set forth below:

Portfolio	Affiliate Series NAV	Percent of Underlying Funds’ Net Assets
Index Allocation	500 Index	6.7%
	International Equity Index A	15.4%
	Mid Cap Index	4.6%
	Small Cap Index	10.3%
	Total Bond Market A	64.9%

9.  FUND MERGER On April 14, 2008, the shareholders of the Quantitative Mid Cap Trust voted to approve an Agreement and Plan of Reorganization (“the Agreement”) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Quantitative Mid Cap Trust (the “Transferor Portfolio”) in exchange for a representative amount of shares of the Mid Cap Index Trust (the Acquiring Portfolio); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization does not qualify as a tax-free reorganization for federal income tax purposes and will be treated as a taxable transaction. The Acquiring Portfolio will not recognize gain or loss upon the receipt of the assets of the Transferor Portfolio. The expenses of the reorganization were borne by the Transferor Portfolio and the Acquiring Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on April 25, 2008.

ACQUIRING PORTFOLIO	TRANSFEROR PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE TRANSFEROR PORTFOLIO	APPRECIATION (DEPRECIATION) OF TRANSFEROR PORTFOLIO’S INVESTMENTS	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Mid Cap Index	Quantitative Mid Cap	$31,372,983	—	1,883,491	$797,282,606	$828,655,589

See Note 6 for capital shares issued in connection with above reference reorganization.

42

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Trust (the “Trust”) discussed in this semi annual report.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on May 30, 2008, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2)–reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are: each Lifestyle Trust, each Lifecycle Trust, American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Trust, American New World Trust, Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Bond Index Trust B, Absolute Return Trust, Index Allocation Trust, Franklin Templeton Founding Allocation Trust, American Fundamental Holdings Trust, American Global Diversification Trust and American Diversified Growth & Income Trust.) The Board also noted that the Adviser is also currently waiving additional fees and/or reimbursing expenses with respect to certain of the Funds.

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the pension and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies that use the Trust as their underlying investment vehicle in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust),

43

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(d) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds;

(e) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(f) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Advisor and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5)–reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Trust, the Absolute Return Trust, the Index Allocation Trust, the Franklin Templeton Founding Allocation Trust, the American Fundamental Holdings Trust and the American Global Diversification Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 30, 2008, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1)	information relating to each subadviser’s business, which may include information such as: business performance, assets under management and personnel;

(2)	the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadviser fees generally are competitive within the range of industry norm and, with respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser;

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5)	The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (6) below for information relating to the business arrangement between the Trust’s Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). See (7) below for information relating to the business arrangement between the parent company of the Trust’s Adviser (the “Adviser’s Parent”) and the parent company of Independence Investments LLC. See (8) below for information relating to the business arrangement between the Adviser and Pzena Investment Management, LLC. See (9) below for information relating to the business arrangement between the Adviser and Western Asset Management Company. See (10) below for information relating to the business arrangement between the Adviser and Dimensional Fund Advisors.

(6)	As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (up to $25 million in the aggregate for all portfolios subadvised by GMO (the “GMO Funds”)) if the subadvisory agreement with respect to the GMO Funds is terminated within a five year period from the date of its effectiveness.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of the GMO Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the GMO Funds or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the GMO Funds or the Board of

44

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to each of the GMO Funds, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

(7)	Independence Investments LLC (“New Independence”), a subsidiary of Convergent Capital Management LLC (“Convergent”), is the subadviser to the Growth & Income Trust and Small Cap Trust (the “Independence Funds”). New Independence replaced Independence Investment LLC (“Old Independence”), a subsidiary of Manulife Financial Corporation (“MFC”), as subadviser to the Funds on May 31, 2006. New Independence is the successor to substantially all of the business operations of Old Independence and assumed substantially all the assets and certain of the liabilities of Old Independence pursuant to an agreement between Old Independence, New Independence, the parent of Convergent and a subsidiary of MFC.

In consideration for the transfer of assets and liabilities of Old Independence to New Independence as described above, Convergent paid MFC a specified amount at closing. MFC will also receive additional consideration on certain anniversary dates of the closing to the extent the revenue received by New Independence from the management of proprietary accounts of MFC and its affiliates or accounts for which MFC or its affiliates act as investment adviser, including the Independence Funds, meet certain revenue targets. Consequently, while these contingent payments are not dependent upon the approval or continuation of the subadvisory agreements with respect to the Independence Funds, the revenues earned by New Independence as a result of its subadvisory relationship with each Independence Fund would count towards the revenue target necessary for MFC to earn the contingent payments. Nothing in the arrangements between MFC and Convergent imposes any limitations upon the rights of the Adviser, the Independence Funds’ adviser, to recommend termination of the subadvisory agreements with New Independence. However, these arrangements present certain conflicts of interest because MFC, as the ultimate parent entity of the Adviser, has a financial incentive to influence the Adviser to support the continuation of the subadvisory agreements with New Independence for the periods for which contingent payments may be made to MFC. The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreement with New Independence is in the best interests of shareholders and contract owners.

(8)	The Adviser and Pzena Investment Management (“Pzena”) (the subadviser to the Classic Value Trust) have entered into an agreement regarding the new Classic Value Mega Cap Fund, a John Hancock Funds III fund, under which Pzena has agreed not to serve as investment adviser (including subadviser) to another investment company managed in a style similar to the Class Value Mega Cap Fund for a certain period of time. In the event Pzena should advise such an investment company, the agreement would entitle the Adviser to certain liquidated damages due to the fact that the Adviser and the distributor to the Classic Value Mega Cap Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund.

(9)	The Adviser has entered into an agreement with Western Asset Management Company (“WAMCO”) regarding the Floating Rate Income Fund, a series of John Hancock Funds II, in which WAMCO agrees that it will not to serve as investment adviser (including subadviser) to another investment company that is sold to retail investors and is managed in a style similar to the Floating Rate Income Fund for a period of five years and the Adviser agrees that it will develop a program for the marketing of the fund. In the event WAMCO should advise such an investment company, the agreement would entitle the Adviser to $2 million in liquidated damages due to the fact that the Adviser and the distributor to the Floating Rate Income Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, WAMCO is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $500 million on the first anniversary of the Fund’s commencement to $2 billion on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if WAMCO is terminated as subadviser to the fund, then WAMCO is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate WAMCO as subadviser to the fund for a five year period.

(10)	In the case of the Disciplined Diversification Trust, the Adviser has entered into an agreement with Dimensional Fund Advisers (“DFA”) in which DFA agrees that it will not for a period of five years serve as investment adviser (including subadviser) or distributor to another mutual fund that is sold to commission-based, broker-sold variable annuity products and that is managed in a style similar to the Disciplined Diversification Trust. (This provision does not apply to DFA’s Financial Advisor business and only applies to funds sold in John Hancock variable insurance product distribution channels.) In the event that DFA should advise such a fund, the agreement would entitle the Adviser to $1 million in liquidated damages during the first three years following commencement of fund operations and $500,000 for the following two years due to the fact that the Adviser and the distributor to the Disciplined Diversification Trust will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, DFA is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $150 million on the first anniversary of the Fund’s commencement to $450 million on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if DFA is terminated as subadviser to the fund, then DFA is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate DFA as subadviser to the fund for a five year period.

DFA has also agreed that if DFA or one of its affiliates advises, underwrites or distributes any commission-paid, broker-sold, open-end U.S. registered investment company offering Class A, B or C shares or any closed-end U.S. registered investment company that is classified in the Morningstar Moderate Allocation category, and that has an investment objective and policies substantially similar to those of the Fund, then the Adviser will be offered a similar opportunity to reach terms with DFA to manage and distribute a similar fund. (This provision does not apply to activities and services through DFA Financial Advisors business and in particular funds DFA advises for AIG, Genworth Financial and AEGON, and their respective subsidiaries.)

45

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

In addition, in the case of each Lifestyle Trust, the Absolute Return Trust and the Index Allocation Trust (the “Fund of Funds”), the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

46

John Hancock Trust
Appendix A Index Funds

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
500 Index Trust (MFC Global Investment Management (U.S.A.) Limited)	The Trust underperformed the benchmark index over the one-, three-, and five-year periods. The Trust underperformed the Morningstar Category Average over the one-, three-, and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board noted that performance of the Trust is within the expected tracking error guidelines gross of fees over all available time periods. The Board also noted the relatively small range among returns within the Trust’s peer group.
The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

500 Index Trust B (MFC Global Investment Management (U.S.A.) Limited)
The Trust underperformed the benchmark index over the one-, three-, five-, and ten-year periods.
The Trust underperformed the Morningstar Category Average over the one-, three-, five-, and ten-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are modestly lower than the peer group median.

The Board noted that performance of the Trust is within the expected tracking error guidelines gross of fees over all available time periods. The Board also noted the relatively small range among returns within the Trust’s peer group.
With respect to the Trust’s fees, the Board took into account management’s discussion of the advisory / subadvisory fee structure.

Index Allocation Trust (MFC Global Investment Management (U.S.A.) Limited)	The Trust underperformed the benchmark index over the one-year period. The Trust outperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board took into account the narrow range among performance returns of the peer group. The Board noted that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Fund.
International Equity Index Trust A (SSgA Funds Management, Inc.)	The Trust underperformed the benchmark index over the one- and three-year periods. The Trust outperformed the Morningstar Category Average over the one- and three-year periods.
Subadvisory fees for this Trust are slightly lower than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

47

John Hancock Trust
Appendix A Index Funds

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
International Equity Index Trust B (SSgA Funds Management, Inc.)
The Trust outperformed the benchmark index over the ten-year period and underperformed over the one-, three-, and five-year periods.
The Trust outperformed the Morningstar Category Average over the one-, three-, five-, and ten-year periods.

Subadvisory fees for this Trust are modestly lower than the peer group median.
Advisory fees for this Trust are modestly lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

Mid Cap Index Trust (MFC Global Investment Management (U.S.A.) Limited)	The Trust underperformed the benchmark index over the one-, three-, and five-year periods. The Trust outperformed the Morningstar Category Average over the one-, three-, and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that performance is within the expected tracking error guidelines gross of fees over all available time periods.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Small Cap Index Trust (MFC Global Investment Management (U.S.A.) Limited)	The Trust underperformed the benchmark index over the one-, three-, and five-year periods. The Trust underperformed the Morningstar Category Average over the one-, three-, and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that performance is within the expected tracking error guidelines gross of fees over all available time periods. The Board also noted that the relatively small range among returns within the Trust’s peer group.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Total Bond Market Trust A (Declaration Management & Research LLC)	The Trust underperformed the benchmark index over the one-year period. The Trust outperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board noted that performance of the Trust is within the expected tracking error guidelines gross of fees over the one-year period.
Total Bond Market Trust B (Declaration Management & Research LLC)
The Trust outperformed the benchmark index over the one- and three-year periods and underperformed over the five-year period.
The Trust outperformed the Morningstar Category Average over the one-, three-, and five-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board noted that performance of the Trust is within the expected tracking error guidelines gross of fees over all available time periods.

48

John Hancock Trust
Appendix A Index Funds

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
Total Stock Market Index Trust (MFC Global Investment Management (U.S.A.) Limited)	The Trust underperformed the benchmark index over the one-, three-, and five-year periods.
Subadvisory fees for this Trust are slightly higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.
The Board noted that performance is within the expected tracking error guidelines gross of fees over all available time periods.

49

John Hancock Trust
Special Shareholder Meeting (Unaudited)

A Special Meeting of the Shareholders of John Hancock Trust (the “Trust”) was held at the Trust’s principal office at 601 Congress Street, Boston, Massachusetts on January 8, 2008, as adjourned to January 28, 2008, as further adjourned with respect to the U.S. Multi Sector Trust to April 14, 2008.

Proposal 1:	Election of the following seven nominees as Trustees of JHT.

	Charles L. Bardelis		James R. Boyle		Peter S. Burgess		Elizabeth G. Cook
	Affirmative	Withhold	Affirmative	Withhold	Affirmative	Withhold	Affirmative	Withhold
500 Index Trust	21,565,172.808	950,844.122	21,564,274.194	951,742.736	21,574,588.376	941,428.554	21,549,384.014	966,632.916
500 Index Trust B	66,293,723.637	1,972,358.106	66,276,249.910	1,989,831.833	66,322,581.963	1,943,499.780	66,227,881.821	2,038,199.922
Index Allocation Trust	22,038,800.836	780,298.674	22,073,819.049	745,280.461	22,101,121.098	717,978.412	21,849,288.192	969,811.318
International Equity Index Trust	28,760,705.845	924,105.421	28,777,296.894	907,514.372	28,759,064.245	925,747.021	28,834,604.639	850,206.627
International Equity Index Trust B	446,554.593	4,084.237	446,554.593	4,084.237	446,554.593	4,084.237	446,554.593	4,084.237
Mid Cap Index Trust	33,281,448.606	1,494,896.964	33,320,830.035	1,455,515.535	33,329,800.002	1,446,545.568	33,304,650.827	1,471,694.743
Small Cap Index Trust	12,520,717.027	459,412.903	12,546,452.224	433,677.706	12,561,154.584	418,975.346	12,486,136.767	493,993.163
Total Bond Market Trust A	63,141.250	.000	63,141.250	.000	63,141.250	.000	63,141.250	.000
Total Bond Market Trust B	16,034,226.268	384,101.760	16,038,357.317	379,970.711	16,027,806.751	390,521.277	15,896,457.106	521,870.922
Total Stock Market Index Trust	10,261,732.343	255,564.842	10,269,570.243	247,726.942	10,267,267.607	250,029.578	10,269,213.739	248,083.446

	Hassell H. McClellan		James M. Oates		F. David Rolwing
	Affirmative	Withhold	Affirmative	Withhold	Affirmative	Withhold
500 Index Trust	21,561,459.872	954,557.058	21,569,317.399	946,699.531	21,543,223.384	972,793.546
500 Index Trust B	66,242,086.354	2,023,995.389	66,283,649.202	1,982,432.541	66,194,608.045	2,071,473.698
Index Allocation Trust	22,073,012.782	746,086.728	22,095,871.610	723,227.900	21,831,856.431	987,243.079
International Equity Index Trust	28,759,070.687	925,740.579	28,704,519.206	980,292.060	28,767,643.067	917,168.199
International Equity Index Trust B	446,554.593	4,084.237	446,554.593	4,084.237	446,035.221	4,603.609
Mid Cap Index Trust	33,351,425.951	1,424,919.619	33,350,112.622	1,426,232.948	33,292,388.758	1,483,956.812
Small Cap Index Trust	12,558,815.292	421,314.638	12,543,236.709	436,893.221	12,523,056.332	457,073.598
Total Bond Market Trust A	63,141.250	.000	63,141.250	.000	63,141.250	.000
Total Bond Market Trust B	15,915,832.588	502,495.440	15,922,310.358	496,017.670	15,911,009.721	507,318.307
Total Stock Market Index Trust	10,238,524.444	278,772.741	10,260,885.354	256,411.831	10,234,979.631	282,317.554

Proposal 2(a):	Approval of an Amendment to Declaration of Trust authorizing the conversion of JHT to another form of business entity.

	Affirmative	Against	Abstain
500 Index Trust	20,681,354.951	1,026,230.223	808,431.756
500 Index Trust B	62,641,475.636	2,649,735.401	2,974,870.706
Index Allocation Trust	20,072,118.194	1,047,315.248	1,699,666.068
International Equity Index Trust	27,338,183.507	1,537,911.800	808,715.959
International Equity Index Trust B	437,055.389	13,583.441	.000
Mid Cap Index Trust	32,004,371.197	1,421,913.864	1,350,060.509
Small Cap Index Trust	12,014,725.044	550,186.119	415,218.767
Total Bond Market Trust A	63,141.250	.000	.000
Total Bond Market Trust B	15,290,016.460	622,069.597	506,241.971
Total Stock Market Index Trust	9,843,107.568	309,928.930	364,260.687

Proposal 2(b):	Approval of the Reorganization of JHT from a Massachusetts business trust to a Delaware limited liability company pursuant to a Plan of Conversion.

	Affirmative	Against	Abstain
500 Index Trust	20,723,322.622	1,044,896.722	747,797.586
500 Index Trust B	63,172,602.749	2,249,668.310	2,843,810.684
Index Allocation Trust	20,305,498.663	943,583.410	1,570,017.437
International Equity Index Trust	27,706,607.221	1,201,502.324	776,701.721
International Equity Index Trust B	437,055.389	13,583.441	.000
Mid Cap Index Trust	31,988,460.114	1,558,670.244	1,229,215.212
Small Cap Index Trust	12,062,321.039	561,631.063	356,177.828
Total Bond Market Trust A	63,141.250	.000	.000
Total Bond Market Trust B	15,373,964.734	567,123.036	477,240.258
Total Stock Market Index Trust	9,909,097.508	248,440.162	359,759.515

50

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 3(a):	Approval of an Amendment to the Advisory Agreement clarifying that the Adviser has authority to manage Fund assets directly.

	Affirmative	Against	Abstain
500 Index Trust	20,975,324.226	813,052.695	727,640.009
500 Index Trust B	63,457,212.851	2,004,439.819	2,804,429.073
Index Allocation Trust	20,556,994.644	762,019.731	1,500,085.135
International Equity Index Trust	27,802,855.087	1,093,523.140	788,433.039
International Equity Index Trust B	446,554.593	4,084.237	.000
Mid Cap Index Trust	32,027,437.581	1,465,401.476	1,283,506.513
Small Cap Index Trust	12,192,319.818	412,850.854	374,959.258
Total Bond Market Trust A	63,141.250	.000	.000
Total Bond Market Trust B	15,602,146.444	321,194.328	494,987.256
Total Stock Market Index Trust	9,911,694.554	252,264.167	353,338.464

Proposal 3(b):	Approval of an Amendment to the Advisory Agreement clarifying the liability standard applicable to the Adviser.

	Affirmative	Against	Abstain
500 Index Trust	20,858,011.071	874,655.167	783,350.692
500 Index Trust B	63,378,450.244	2,060,713.735	2,826,917.764
Index Allocation Trust	20,523,846.981	818,678.779	1,476,573.750
International Equity Index Trust	27,634,250.939	1,250,310.625	800,249.702
International Equity Index Trust B	436,536.017	14,102.813	.000
Mid Cap Index Trust	32,102,534.457	1,403,058.999	1,270,752.114
Small Cap Index Trust	12,063,239.383	486,422.308	430,468.239
Total Bond Market Trust A	63,141.250	.000	.000
Total Bond Market Trust B	15,510,714.646	389,805.323	517,808.059
Total Stock Market Index Trust	9,946,501.581	230,682.999	340,112.605

Proposal 3(c):	Approval of an Amendment to the Advisory Agreement transferring to a new service agreement within the Adviser the financial, accounting and administrative services currently performed by the Adviser under the Advisory Agreement.

	Affirmative	Against	Abstain
500 Index Trust	20,821,714.554	908,469.451	785,832.925
500 Index Trust B	62,440,419.464	2,160,762.524	3,664,899.755
Index Allocation Trust	20,230,951.654	900,980.106	1,687,167.750
International Equity Index Trust	27,312,385.239	1,466,319.427	906,106.600
International Equity Index Trust B	446,554.593	4,084.237	.000
Mid Cap Index Trust	32,065,502.343	1,481,517.287	1,229,325.940
Small Cap Index Trust	11,982,220.281	574,698.731	423,210.918
Total Bond Market Trust A	63,141.250	.000	.000
Total Bond Market Trust B	15,261,337.910	478,983.228	678,006.890
Total Stock Market Index Trust	9,916,777.975	222,069.627	378,449.583

Proposal 3(d):	Approval of an Amendment to the Advisory Agreement for the Index Allocation Trust restructuring the Advisory fee.

	Affirmative	Against	Abstain
Index Allocation Trust	19,729,709.938	1,352,397.504	1,736,992.068

Proposal 5(a):	Approval of Amended Fundamental Investment Restrictions regarding Concentration.

	Affirmative	Against	Abstain
500 Index Trust	21,151,347.016	752,961.161	611,708.753
500 Index Trust B	64,011,356.626	1,492,225.959	2,762,499.158
Index Allocation Trust	20,666,801.064	846,426.758	1,305,871.688
International Equity Index Trust	27,584,577.385	927,474.410	1,172,759.471
International Equity Index Trust B	428,021.294	14,102.813	8,514.723
Mid Cap Index Trust	32,196,225.861	1,393,719.568	1,186,400.141
Small Cap Index Trust	12,085,878.806	509,775.639	384,475.485
Total Bond Market Trust A	63,141.250	.000	.000
Total Bond Market Trust B	15,522,958.975	393,663.860	501,705.193
Total Stock Market Index Trust	9,968,173.787	182,552.134	366,571.264

51

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 5(b):	Approval of Amended Fundamental Investment Restrictions regarding Diversification.

	Affirmative	Against	Abstain
500 Index Trust	21,195,546.790	718,243.512	602,226.628
500 Index Trust B	63,971,482.065	1,551,205.533	2,743,394.145
Index Allocation Trust	20,666,061.702	847,166.120	1,305,871.688
International Equity Index Trust	27,517,865.402	952,315.343	1,214,630.521
International Equity Index Trust B	437,520.498	4,603.609	8,514.723
Mid Cap Index Trust	32,254,247.377	1,362,910.995	1,159,187.198
Small Cap Index Trust	12,112,860.680	482,793.765	384,475.485
Total Bond Market Trust A	63,141.250	.000	.000
Total Bond Market Trust B	15,481,834.676	434,788.159	501,705.193
Total Stock Market Index Trust	9,967,175.895	183,550.026	366,571.264

Proposal 5(c):	Approval of Amended Fundamental Investment Restrictions regarding Borrowing.

	Affirmative	Against	Abstain
500 Index Trust	21,164,015.202	749,775.100	602,226.628
500 Index Trust B	63,876,958.937	1,650,097.554	2,739,025.252
Index Allocation Trust	20,636,052.692	875,676.052	1,307,370.766
International Equity Index Trust	27,418,515.030	1,102,417.986	1,163,878.250
International Equity Index Trust B	437,520.498	4,603.609	8,514.723
Mid Cap Index Trust	32,212,738.330	1,380,691.793	1,182,915.447
Small Cap Index Trust	12,071,860.357	523,794.088	384,475.485
Total Bond Market Trust A	63,141.250	.000	.000
Total Bond Market Trust B	15,466,896.099	449,726.736	501,705.193
Total Stock Market Index Trust	9,957,739.250	196,691.778	362,866.157

Proposal 5(d):	Approval of Amended Fundamental Investment Restrictions regarding Underwriting.

	Affirmative	Against	Abstain
500 Index Trust	21,219,746.892	694,043.410	602,226.628
500 Index Trust B	63,981,702.932	1,516,860.048	2,767,518.763
Index Allocation Trust	20,671,902.890	847,166.120	1,300,030.500
International Equity Index Trust	27,556,267.159	894,309.262	1,234,234.845
International Equity Index Trust B	437,520.498	4,603.609	8,514.723
Mid Cap Index Trust	32,225,035.559	1,365,414.336	1,185,895.675
Small Cap Index Trust	12,090,881.894	505,069.121	384,178.915
Total Bond Market Trust A	63,141.250	.000	.000
Total Bond Market Trust B	15,529,971.588	384,492.894	503,863.546
Total Stock Market Index Trust	9,954,649.131	194,632.744	368,015.310

Proposal 5(e):	Approval of Amended Fundamental Investment Restrictions regarding Real Estate.

	Affirmative	Against	Abstain
500 Index Trust	21,171,992.897	741,797.405	602,226.628
500 Index Trust B	64,019,334.677	1,521,589.454	2,725,157.612
Index Allocation Trust	20,632,904.821	886,164.189	1,300,030.500
International Equity Index Trust	27,586,745.060	934,187.956	1,163,878.250
International Equity Index Trust B	437,520.498	4,603.609	8,514.723
Mid Cap Index Trust	32,239,537.017	1,350,408.412	1,186,400.141
Small Cap Index Trust	12,118,734.241	476,920.204	384,475.485
Total Bond Market Trust A	63,141.250	.000	.000
Total Bond Market Trust B	15,536,696.371	379,926.464	501,705.193
Total Stock Market Index Trust	9,953,043.182	197,682.739	366,571.264

52

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 5(f):	Approval of Amended Fundamental Investment Restrictions regarding Commodities.

	Affirmative	Against	Abstain
500 Index Trust	21,197,158.216	716,632.086	602,226.628
500 Index Trust B	63,916,187.564	1,619,418.640	2,730,475.539
Index Allocation Trust	20,652,905.122	871,988.143	1,294,206.245
International Equity Index Trust	27,540,540.354	931,821.810	1,212,449.102
International Equity Index Trust B	437,520.498	4,603.609	8,514.723
Mid Cap Index Trust	32,214,565.793	1,375,379.636	1,186,400.141
Small Cap Index Trust	12,095,330.353	500,324.092	384,475.485
Total Bond Market Trust A	63,141.250	.000	.000
Total Bond Market Trust B	15,515,666.923	400,955.912	501,705.193
Total Stock Market Index Trust	9,959,432.640	191,293.281	366,571.264

Proposal 5(g):	Approval of Amended Fundamental Investment Restrictions regarding Loans.

	Affirmative	Against	Abstain
500 Index Trust	21,164,015.202	749,775.100	602,226.628
500 Index Trust B	63,838,171.242	1,673,804.862	2,754,105.639
Index Allocation Trust	20,604,394.889	914,674.121	1,300,030.500
International Equity Index Trust	27,499,078.272	1,018,309.873	1,167,423.121
International Equity Index Trust B	437,520.498	4,603.609	8,514.723
Mid Cap Index Trust	32,194,218.188	1,423,444.684	1,158,682.698
Small Cap Index Trust	12,076,120.085	519,830.930	384,178.915
Total Bond Market Trust A	63,141.250	.000	.000
Total Bond Market Trust B	15,446,517.244	467,947.238	503,863.546
Total Stock Market Index Trust	9,948,322.262	200,959.613	368,015.310

Proposal 5(h):	Approval of Amended Fundamental Investment Restrictions regarding Senior Securities.

	Affirmative	Against	Abstain
500 Index Trust	21,209,975.008	703,815.294	602,226.628
500 Index Trust B	63,964,784.275	1,542,649.745	2,758,647.723
Index Allocation Trust	20,814,456.337	710,436.928	1,294,206.245
International Equity Index Trust	27,581,105.569	924,650.167	1,179,055.530
International Equity Index Trust B	437,520.498	4,603.609	8,514.723
Mid Cap Index Trust	32,214,248.668	1,376,528.438	1,185,568.464
Small Cap Index Trust	12,094,159.558	501,494.887	384,475.485
Total Bond Market Trust A	63,141.250	.000	.000
Total Bond Market Trust B	15,551,423.989	363,040.493	503,863.546
Total Stock Market Index Trust	9,963,064.694	186,217.181	368,015.310

53

John Hancock Trust
For More Information

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

54

John Hancock Trust
President’s Message

To Our Shareholders:

The financial markets battled a laundry list of ills and produced negative results in the first half of 2008. The worst housing slump since the Great Depression, combined with a subprime mortgage-induced credit crunch, an anemic economy bordering on recession and skyrocketing oil prices that sparked inflation fears, sent the markets tumbling to the edge of bear market territory. For the six months ended June 30, 2008, the Standard & Poor’s 500 Index returned –11.91%, led down by financial stocks, which were the most severely impacted by the credit crisis. The pain was felt in financial markets around the world, amid inflation fears and the spillover effects of the U.S. credit mess.

Bonds held up better in the six-month period, as the Federal Reserve Board continued its aggressive rate-cutting program to help bolster the economy and stabilize the credit markets. For the first half of 2008, the Lehman Brothers U.S. Aggregate Index — a broad measure of bond market performance — returned 1.13%. But even bonds struggled in June, amid signs that the credit crisis was still with us and that inflation was a growing threat.

At such trying times as these, with negative sentiment abounding and markets on the decline, the impulse to flee is understandable. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Investing should be like a marathon, not a sprint. Working with your investment professional on your long-term plan is especially critical in turbulent times to avoid making emotional decisions.

Financial markets have always moved in cycles. While no one knows when it will occur, there will be an upturn and new leaders will emerge. If you try to time the markets, you could miss the move up. That’s why diversification and patience are considered to be more prudent strategies.

Sincerely,

/s/ Keith F. Hartstein

Keith F. Hartstein
President and Chief Executive Officer

2

John Hancock Trust
Semiannual Report — Table of Contents

Sector Weightings	4
Shareholder Expense Example	5
Portfolio of Investments (See below for each Portfolio’s page #)	7–9
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	16
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	24
Appendix A	27
Special Shareholder Meeting	28
For More Information	31

Portfolio	Portfolio of Investments
Lifestyle Aggressive Trust	7
Lifestyle Growth Trust	7
Lifestyle Balanced Trust	7
Lifestyle Moderate Trust	8
Lifestyle Conservative Trust	8

3

John Hancock Trust
Sector Weightings*

Lifestyle Aggressive Trust

Equity Asset Allocation	% of Total
Emerging Markets	3.00
International Large Cap	9.03
International Mid Cap	6.06
International Small Cap	11.05
Natural Resources	3.04
U.S. Large Cap	45.30
U.S. Mid Cap	11.99
U.S. Small Cap	10.53
Total	100.00

Lifestyle Growth Trust

Equity Asset Allocation	% of Total
Emerging Markets	1.97
International Large Cap	5.91
International Mid Cap	4.02
International Small Cap	6.94
Natural Resources	2.11
Real Estate	2.93
U.S. Large Cap	46.34
U.S. Mid Cap	4.99
U.S. Small Cap	3.81
Total Equity	79.02

Fixed Income Asset Allocation
Bank Loan	2.13
Global Bond	1.03
High Yield Bond	6.21
Intermediate Bond	4.20
Multi-Sector Bond	4.17
Treasury Inflation-Protected Securities	3.24
Total Fixed Income	20.98
Total	100.00

Lifestyle Balanced Trust

Equity Asset Allocation	% of Total
Emerging Markets	2.43
International Large Cap	1.94
International Mid Cap	2.98
International Small Cap	4.89
Natural Resources	2.10
Real Estate	3.84
U.S. Large Cap	36.92
U.S. Mid Cap	2.00
U.S. Small Cap	2.35
Total Equity	59.45

Fixed Income Asset Allocation
Bank Loan	1.58
Global Bond	2.10
High Yield Bond	13.82
Intermediate Bond	9.43
Multi-Sector Bond	9.34
Treasury Inflation-Protected Securities	4.28
Total Fixed Income	40.55
Total	100.00

Lifestyle Moderate Trust

Equity Asset Allocation	% of Total
International Large Cap	3.88
International Mid Cap	3.93
International Small Cap	2.91
Real Estate	2.89
U.S. Large Cap	20.31
U.S. Mid Cap	1.95
U.S. Small Cap	2.92
Total Equity	38.79

Fixed Income Asset Allocation
Bank Loan	3.04
Global Bond	4.13
High Yield Bond	13.07
Intermediate Bond	21.57
Long Term Bond	2.05
Multi-Sector Bond	14.22
Treasury Inflation-Protected Securities	3.13
Total Fixed Income	61.21
Total	100.00

Lifestyle Conservative Trust

Equity Asset Allocation	% of Total
International Mid Cap	2.00
International Small Cap	2.00
Real Estate	5.00
U.S. Large Cap	11.00
Total Equity	20.00

Fixed Income Asset Allocation
Bank Loan	3.98
Global Bond	5.97
High Yield Bond	8.95
Intermediate Bond	27.00
Long Term Bond	5.00
Multi-Sector Bond	17.00
Short-Term Bond	9.05
Treasury Inflation-Protected Securities	3.05
Total Fixed Income	80.00
Total	100.00

* Percentages are based on net assets as of 06-30-08.

4

John Hancock Trust
Shareholder Expense Example

As a shareholder of John Hancock Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In addition to the operating expenses that the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period [1] 1/1/2008– 6/30/2008	Annualized Expense Ratio [2,3]
Lifestyle Aggressive
Series I — Actual	$1,000.00	$895.70	$0.57	0.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.60	0.12%
Series II — Actual	1,000.00	895.40	1.51	0.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.61	0.32%
Series NAV — Actual	1,000.00	896.70	0.33	0.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.35	0.07%
Lifestyle Growth
Series I — Actual	$1,000.00	$912.60	$0.57	0.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.60	0.12%
Series II — Actual	1,000.00	911.70	1.52	0.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.61	0.32%
Series NAV — Actual	1,000.00	912.70	0.33	0.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.35	0.07%
Lifestyle Balanced
Series I — Actual	$1,000.00	$932.80	$0.58	0.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.60	0.12%
Series II — Actual	1,000.00	931.10	1.54	0.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.61	0.32%
Series NAV — Actual	1,000.00	932.90	0.34	0.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.35	0.07%

5

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period [1] 1/1/2008– 6/30/2008	Annualized Expense Ratio [2,3]
Lifestyle Moderate
Series I — Actual	$1,000.00	$950.80	$0.58	0.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.60	0.12%
Series II — Actual	1,000.00	949.80	1.55	0.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.61	0.32%
Series NAV — Actual	1,000.00	950.80	0.34	0.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.35	0.07%
Lifestyle Conservative
Series I — Actual	$1,000.00	$976.50	$0.59	0.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.60	0.12%
Series II — Actual	1,000.00	975.60	1.57	0.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.61	0.32%
Series NAV — Actual	1,000.00	977.30	0.34	0.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.35	0.07%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).
[2]	Lifestyle Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the Portfolios from the underlying funds.
[3]	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Aggressive	Lifestyle Growth	Lifestyle Balanced	Lifestyle Moderate	Lifestyle Conservative
6/30/2008	0.34%–1.35%	0.49%–1.13%	0.49%–1.13%	0.34%–1.35%	0.63%–1.09%

6

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Lifestyle Aggressive Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
All Cap Core (Deutsche) (f)	702,890	$12,673,106
All Cap Value (Lord Abbett) (f)	1,368,115	10,124,050
Blue Chip Growth (T. Rowe Price) (f)	1,996,518	37,893,918
Capital Appreciation (Jennison) (f)	2,762,396	25,275,922
Core Equity (Legg Mason) (f)	1,496,147	13,929,129
Emerging Growth (MFC Global U.S.) (c)(f)	647,166	5,022,007
Emerging Markets Value (DFA) (f)	1,189,493	15,118,454
Equity-Income (T. Rowe Price) (f)	729,550	10,104,270
Fundamental Value (Davis) (f)	1,550,330	22,495,291
Growth Equity (Rainier) (f)	1,279,794	15,127,160
International Core (GMO) (f)	2,399,613	30,595,064
International Equity Index B (SSgA) (f)	270,765	5,082,261
International Opportunities (Marsico) (f)	2,059,138	30,351,698
International Small Cap (Templeton) (f)	778,679	12,583,454
International Small Company (DFA) (f)	1,142,673	12,626,534
International Value (Templeton) (f)	2,140,516	30,545,158
Large Cap (UBS) (f)	796,719	10,134,270
Large Cap Value (BlackRock) (f)	768,655	15,219,359
Mid Cap Index (MFC Global U.S.A.) (c)(f)	619,129	10,060,839
Mid Cap Intersection (Wellington) (f)	1,354,067	15,138,472
Mid Cap Stock (Wellington) (f)	721,654	10,088,719
Mid Cap Value (Lord Abbett) (f)	948,101	10,106,756
Mid Cap Value Equity (RiverSource) (f)	414,878	5,032,468
Natural Resources (Wellington) (f)	484,987	15,344,999
Optimized Value (MFC Global U.S.A.) (c)(f)	1,379,941	15,179,353
Overseas Equity (Capital Guardian) (f)	850,325	10,169,892
Small Cap (Independence) (f)	1,031,213	10,044,014
Small Cap Index (MFC Global U.S.A.) (c)(f)	987,806	12,555,017
Small Cap Intrinsic Value (MFC Global U.S.) (c)	1,039,398	10,102,952
(f)
Small Company (American Century) (f)	477,806	5,031,294
Small Company Value (T. Rowe Price) (f)	583,397	10,378,641
U.S. Large Cap (Capital Guardian) (f)	736,367	10,102,952
U.S. Multi Sector (GMO) (f)	1,738,670	20,272,898
Value & Restructuring (Columbia) (f)	631,109	10,154,547
Vista (American Century) (f)	643,973	10,116,809

TOTAL INVESTMENT COMPANIES (Cost $566,843,336)		$504,781,727

Total Investments (Lifestyle Aggressive Trust)
(Cost $566,843,336) - 100.00%		$504,781,727
Liabilities in Excess of Other Assets - 0.00%		(18,107)

TOTAL NET ASSETS - 100.00%		$504,763,620

Lifestyle Growth Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
500 Index (MFC Global U.S.A.) (c)(f)	24,099,465	$263,407,157
All Cap Core (Deutsche) (f)	33,445,905	603,029,659
All Cap Growth (AIM) (f)	7,558,019	134,230,423
Blue Chip Growth (T. Rowe Price) (f)	45,441,327	862,476,393
Capital Appreciation (Jennison) (f)	73,227,649	670,032,988
Core Equity (Legg Mason) (f)	25,362,701	236,126,747
Emerging Markets Value (DFA) (f)	20,748,948	263,719,130
Equity-Income (T. Rowe Price) (f)	28,574,009	395,750,021
Floating Rate Income (WAMCO) (f)	22,310,031	286,014,597
Fundamental Value (Davis) (f)	54,460,474	790,221,471
Global Bond (PIMCO) (f)	8,853,495	138,645,725
Global Real Estate (Deutsche) (f)	26,009,022	261,650,759
Growth Equity (Rainier) (f)	22,581,263	266,910,529
High Income (MFC Global U.S.) (c)(f)	13,218,484	136,282,573
High Yield (WAMCO) (f)	60,976,564	557,325,798
International Core (GMO) (f)	42,240,887	538,571,312
International Opportunities (Marsico) (f)	35,703,642	526,271,683
International Small Cap (Templeton) (f)	8,205,727	132,604,548
International Small Company (DFA) (f)	24,103,661	266,345,455
International Value (Templeton) (f)	37,224,079	531,187,613
Large Cap (UBS) (f)	10,397,214	132,252,567
Large Cap Value (BlackRock) (f)	13,526,930	267,833,221
Mid Cap Index (MFC Global U.S.A.) (c)(f)	4,013,099	65,212,851
Mid Cap Intersection (Wellington) (f)	17,860,188	199,676,901
Mid Cap Stock (Wellington) (f)	14,455,445	202,087,114
Mid Cap Value (Lord Abbett) (f)	5,989,688	63,850,078
Mid Cap Value Equity (RiverSource) (f)	5,257,888	63,778,178
Natural Resources (Wellington) (f)	8,953,959	283,303,274
Optimized Value (MFC Global U.S.A.) (c)(f)	47,892,210	526,814,314
Overseas Equity (Capital Guardian) (f)	22,252,708	266,142,382
Real Estate Equity (T. Rowe Price) (f)	13,241,196	130,955,425
Real Return Bond (PIMCO) (f)	32,083,059	434,404,620
Small Cap (Independence) (f)	6,682,749	65,089,971
Small Cap Intrinsic Value (MFC Global U.S.) (c)	6,884,785	66,920,109
(f)
Small Cap Opportunities (Munder) (f)	7,319,865	123,632,524
Small Company Growth (AIM) (f)	5,042,100	70,034,771
Small Company Value (T. Rowe Price) (f)	10,427,642	185,507,754
Spectrum Income (T. Rowe Price) (f)	21,570,018	279,978,837
Strategic Bond (WAMCO) (f)	13,418,556	138,613,679
Strategic Income (MFC Global U.S.) (c)(f)	10,503,666	140,854,164
Total Return (PIMCO) (f)	41,082,538	563,652,426
U.S. High Yield Bond (Wells Capital) (f)	11,383,363	139,787,698
U.S. Large Cap (Capital Guardian) (f)	19,198,772	263,407,157
U.S. Multi Sector (GMO) (f)	45,360,139	528,899,224
Value & Restructuring (Columbia) (f)	17,006,974	273,642,211
Vista (American Century) (f)	4,744,444	74,535,218

TOTAL INVESTMENT COMPANIES (Cost $14,704,985,130)		$13,411,671,249

Total Investments (Lifestyle Growth Trust)
(Cost $14,704,985,130) - 100.00%		$13,411,671,249
Liabilities in Excess of Other Assets - 0.00%		(69,425)

TOTAL NET ASSETS - 100.00%		$13,411,601,824

Lifestyle Balanced Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
500 Index (MFC Global U.S.A.) (c)(f)	27,193,136	$297,220,976

The accompanying notes are an integral part of the financial statements.

7

John Hancock Trust
Portfolio of Investments — June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Lifestyle Balanced Trust (continued)

	Shares or Principal Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
Active Bond (MFC Global U.S./Declaration) (c)(f)	23,432,619	$215,580,098
All Cap Core (Deutsche) (f)	11,331,895	204,314,064
Blue Chip Growth (T. Rowe Price) (f)	42,141,485	799,845,384
Capital Appreciation (Jennison) (f)	11,022,312	100,854,155
Core Bond (Wells Capital) (f)	17,188,972	216,581,044
Core Equity (Legg Mason) (f)	19,346,374	180,114,742
Emerging Markets Value (DFA) (f)	19,610,750	249,252,635
Equity-Income (T. Rowe Price) (f)	21,462,631	297,257,437
Floating Rate Income (WAMCO) (f)	12,606,308	161,612,866
Fundamental Value (Davis) (f)	20,483,872	297,220,976
Global Bond (PIMCO) (f)	13,747,707	215,289,090
Global Real Estate (Deutsche) (f)	29,359,644	295,358,016
Growth Equity (Rainier) (f)	17,018,074	201,153,635
High Income (MFC Global U.S.) (c)(f)	19,925,638	205,433,333
High Yield (WAMCO) (f)	103,489,399	945,893,110
International Core (GMO) (f)	23,907,050	304,814,883
International Opportunities (Marsico) (f)	13,481,898	198,723,180
International Small Cap (Templeton) (f)	6,189,568	100,023,413
International Small Company (DFA) (f)	9,123,263	100,812,051
International Value (Templeton) (f)	21,069,582	300,662,935
Large Cap (UBS) (f)	15,610,131	198,560,867
Large Cap Value (BlackRock) (f)	15,244,866	301,848,341
Mid Cap Index (MFC Global U.S.A.) (c)(f)	6,064,568	98,549,225
Mid Cap Stock (Wellington) (f)	7,600,820	106,259,466
Natural Resources (Wellington) (f)	6,789,975	214,834,824
Optimized Value (MFC Global U.S.A.) (c)(f)	18,013,393	198,147,318
Real Estate Equity (T. Rowe Price) (f)	9,945,862	98,364,578
Real Return Bond (PIMCO) (f)	32,385,733	438,502,826
Small Company Growth (AIM) (f)	7,081,683	98,364,578
Small Company Value (T. Rowe Price) (f)	8,013,637	142,562,609
Spectrum Income (T. Rowe Price) (f)	40,805,724	529,658,298
Strategic Bond (WAMCO) (f)	20,456,555	211,316,215
Strategic Income (MFC Global U.S.) (c)(f)	16,100,935	215,913,540
Total Return (PIMCO) (f)	38,934,776	534,185,128
U.S. High Yield Bond (Wells Capital) (f)	21,585,735	265,072,829
U.S. Large Cap (Capital Guardian) (f)	14,442,224	198,147,318
U.S. Multi Sector (GMO) (f)	25,663,434	299,235,644
Value & Restructuring (Columbia) (f)	12,997,710	209,133,156

TOTAL INVESTMENT COMPANIES (Cost $11,048,944,188)		$10,246,674,783

Total Investments (Lifestyle Balanced Trust)
(Cost $11,048,944,188) - 100.00%		$10,246,674,783
Liabilities in Excess of Other Assets - 0.00%		(60,852)

TOTAL NET ASSETS - 100.00%		$10,246,613,931

Lifestyle Moderate Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
500 Index (MFC Global U.S.A.) (c)(f)	4,488,331	$49,057,455
Active Bond (MFC Global U.S./Declaration) (c)(f)	22,321,010	205,353,290
Blue Chip Growth (T. Rowe Price) (f)	6,452,832	122,474,747
Core Bond (Wells Capital) (f)	4,085,065	$51,471,821
Core Equity (Legg Mason) (f)	7,068,411	65,806,903
Equity-Income (T. Rowe Price) (f)	3,543,931	49,083,450
Floating Rate Income (WAMCO) (f)	5,926,052	75,971,984
Fundamental Value (Davis) (f)	6,752,570	97,979,797
Global Bond (PIMCO) (f)	6,586,920	103,151,171
Global Real Estate (Deutsche) (f)	4,786,098	48,148,145
High Income (MFC Global U.S.) (c)(f)	9,576,708	98,735,862
High Yield (WAMCO) (f)	13,738,791	125,572,554
International Core (GMO) (f)	7,702,937	98,212,451
International Equity Index B (SSgA) (f)	1,299,010	24,382,419
International Opportunities (Marsico) (f)	3,262,215	48,085,045
International Value (Templeton) (f)	5,104,787	72,845,317
Investment Quality Bond (Wellington) (f)	4,594,324	51,364,547
Mid Cap Index (MFC Global U.S.A.) (c)(f)	2,995,781	48,681,447
Overseas Equity (Capital Guardian) (f)	2,043,604	24,441,503
Real Estate Equity (T. Rowe Price) (f)	2,429,344	24,026,211
Real Return Bond (PIMCO) (f)	5,781,797	78,285,525
Small Company (American Century) (f)	2,330,755	24,542,849
Small Company Growth (AIM) (f)	1,738,029	24,141,217
Small Company Value (T. Rowe Price) (f)	1,367,306	24,324,366
Spectrum Income (T. Rowe Price) (f)	15,669,780	203,393,746
Strategic Bond (WAMCO) (f)	7,333,109	75,751,013
Strategic Income (MFC Global U.S.) (c)(f)	5,700,653	76,445,757
Total Return (PIMCO) (f)	20,584,426	282,418,326
U.S. High Yield Bond (Wells Capital) (f)	8,345,475	102,482,433
U.S. Multi Sector (GMO) (f)	6,321,484	73,708,502
Value & Restructuring (Columbia) (f)	3,080,462	49,564,630

TOTAL INVESTMENT COMPANIES (Cost $2,649,251,101)		$2,499,904,483

Total Investments (Lifestyle Moderate Trust)
(Cost $2,649,251,101) - 100.00%		$2,499,904,483
Liabilities in Excess of Other Assets - 0.00%		(22,488)

TOTAL NET ASSETS - 100.00%		$2,499,881,995

Lifestyle Conservative Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Active Bond (MFC Global U.S./Declaration) (c)(f)	13,823,484	$127,176,052
Blue Chip Growth (T. Rowe Price) (f)	1,340,106	25,435,210
Core Bond (Wells Capital) (f)	2,022,912	25,488,686
Equity-Income (T. Rowe Price) (f)	2,754,716	38,152,816
Floating Rate Income (WAMCO) (f)	3,954,358	50,694,871
Fundamental Value (Davis) (f)	2,629,415	38,152,816
Global Bond (PIMCO) (f)	4,852,757	75,994,178
Global Real Estate (Deutsche) (f)	5,051,680	50,819,904
High Income (MFC Global U.S.) (c)(f)	2,467,043	25,435,210
High Yield (WAMCO) (f)	5,497,608	50,248,134
International Core (GMO) (f)	1,994,918	25,435,210
International Value (Templeton) (f)	1,782,425	25,435,210
Investment Quality Bond (Wellington) (f)	5,687,659	63,588,026

The accompanying notes are an integral part of the financial statements.

8

Lifestyle Conservative Trust (continued)

	Shares or Principal Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
Real Estate Equity (T. Rowe Price) (f)	1,285,905	$12,717,605
Real Return Bond (PIMCO) (f)	2,864,619	38,786,942
Spectrum Income (T. Rowe Price) (f)	8,818,062	114,458,447
Strategic Bond (WAMCO) (f)	4,924,533	50,870,421
Strategic Income (MFC Global U.S.) (c)(f)	3,793,469	50,870,421
Total Return (PIMCO) (f)	13,904,087	190,764,078
U.S. Government Securities (WAMCO) (f)	9,266,988	115,188,656
U.S. High Yield Bond (Wells Capital) (f)	3,106,907	38,152,816
U.S. Multi Sector (GMO) (f)	1,090,704	12,717,605
Value & Restructuring (Columbia) (f)	1,580,809	25,435,210

TOTAL INVESTMENT COMPANIES (Cost $1,327,326,679)		$1,272,018,524

Total Investments (Lifestyle Conservative Trust)
(Cost $1,327,326,679) - 100.00%		$1,272,018,524
Liabilities in Excess of Other Assets - 0.00%		(14,147)

TOTAL NET ASSETS - 100.00%		$1,272,004,377

Footnotes

Percentages are stated as a percent of net assets.
(c) The investment is an affiliate of the Fund, the adviser and/or subadviser.
(f) The underlying fund's subadviser.

The accompanying notes are an integral part of the financial statements.

9

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

Assets	Lifestyle Aggressive	Lifestyle Growth	Lifestyle Balanced	Lifestyle Moderate	Lifestyle Conservative
Investments in affiliated funds, at value (Note 7)	$504,781,727	$13,411,671,249	$10,246,674,783	$2,499,904,483	$1,272,018,524
Total investments, at value	504,781,727	13,411,671,249	10,246,674,783	2,499,904,483	1,272,018,524
Receivable for investments sold	300,000	68,600,000	28,000,000	11,540,000	6,210,000
Receivable for fund shares sold	91,982	1,418,550	—	820,012	5,317,189
Total assets	505,173,709	13,481,689,799	10,274,674,783	2,512,264,495	1,283,545,713

Liabilities
Payable for investments purchased	201,356	69,441,791	25,520,635	12,084,749	11,518,191
Payable for fund shares repurchased	187,907	476,140	2,403,597	257,105	—
Payable to affiliates
Fund administration expenses	2,229	44,728	35,762	7,527	3,295
Trustees’ fees	114	2,947	2,260	546	280
Other payables and accrued expenses	18,483	122,369	98,598	32,573	19,570
Total liabilities	410,089	70,087,975	28,060,852	12,382,500	11,541,336

Net assets
Capital paid-in	$572,173,830	$14,624,110,411	$10,906,568,562	$2,623,276,037	$1,324,908,772
Undistributed net investment income (loss)	455,126	35,835,968	47,885,970	15,721,249	9,802,390
Accumulated undistributed net realized gain (loss) on investments	(5,803,727)	44,969,326	94,428,804	10,231,327	(7,398,630)
Net unrealized appreciation (depreciation) on investments	(62,061,609)	(1,293,313,881)	(802,269,405)	(149,346,618)	(55,308,155)
Net assets	$504,763,620	$13,411,601,824	$10,246,613,931	$2,499,881,995	$1,272,004,377
Investments in affiliated issuers, at cost	$566,843,336	$14,704,985,130	$11,048,944,188	$2,649,251,101	$1,327,326,679

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of
$0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$172,896,456	$799,726,966	$905,014,960	$296,495,135	$190,029,387
Shares outstanding	20,095,344	66,801,715	74,205,490	24,523,639	15,231,382
Net asset value, offering price and redemption price per share	$8.60	$11.97	$12.20	$12.09	$12.48

Series II
Net assets	$279,824,465	$12,352,370,704	$9,213,995,687	$2,186,131,697	$1,074,614,913
Shares outstanding	32,646,305	1,035,481,456	759,391,681	181,741,687	86,604,287
Net asset value, offering price and redemption price per share	$8.57	$11.93	$12.13	$12.03	$12.41

Series NAV
Net assets	$52,042,699	$259,504,154	$127,603,284	$17,255,163	$7,360,077
Shares outstanding	6,045,281	21,646,979	10,442,686	1,425,882	588,973
Net asset value, offering price and redemption price per share	$8.61	$11.99	$12.22	$12.10	$12.50

10

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2008 (Unaudited)

Investment income	Lifestyle Aggressive	Lifestyle Growth	Lifestyle Balanced	Lifestyle Moderate	Lifestyle Conservative
Income distributions received from affiliated underlying funds	$1,066,575	$55,984,402	$63,016,841	$19,267,140	$11,496,974
Total investment income	1,066,575	55,984,402	63,016,841	19,267,140	11,496,974

Expenses
Investment management fees (Note 3)	109,810	2,791,814	2,127,685	507,042	247,405
Series I distribution and service fees (Note 3)	46,523	213,477	242,500	79,121	48,325
Series II distribution and service fees (Note 3)	372,042	15,503,282	11,506,333	2,651,803	1,245,673
Fund administration fees (Note 3)	37,598	939,364	717,157	168,596	79,601
Audit and legal fees	16,458	133,951	104,030	31,701	18,222
Printing and postage fees (Note 3)	13,853	345,776	264,982	63,260	29,504
Custodian fees	5,960	5,960	5,960	5,960	5,960
Trustees’ fees (Note 4)	4,669	119,141	91,487	21,937	10,862
Registration and filing fees	3,941	83,318	63,447	15,631	7,986
Miscellaneous	249	5,079	3,855	840	308
Total expenses	611,103	20,141,162	15,127,436	3,545,891	1,693,846
Net investment income (loss)	455,472	35,843,240	47,889,405	15,721,249	9,803,128

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated underlying funds	(8,347,495)	(81,911,450)	50,286,280	5,956,778	(2,215,979)
Capital gain distributions received from affiliated underlying funds	7,636,002	167,435,647	99,672,129	20,940,314	6,583,030
	(711,493)	85,524,197	149,958,409	26,897,092	4,367,051
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	(60,746,452)	(1,395,409,740)	(939,669,363)	(167,019,978)	(42,509,168)
	(60,746,452)	(1,395,409,740)	(939,669,363)	(167,019,978)	(42,509,168)
Net realized and unrealized gain (loss)	(61,457,945)	(1,309,885,543)	(789,710,954)	(140,122,886)	(38,142,117)

Increase (decrease) in net assets from operations	($61,002,473)	($1,274,042,303)	($741,821,549)	($124,401,637)	($28,338,989)

11

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Lifestyle Aggressive		Lifestyle Growth		Lifestyle Balanced
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$455,472	$8,137,110	$35,843,240	$357,766,111	$47,889,405	$417,576,824
Net realized gain (loss)	(711,493)	106,187,983	85,524,197	1,209,912,023	149,958,409	734,369,892
Change in net unrealized appreciation (depreciation)	(60,746,452)	(64,127,638)	(1,395,409,740)	(751,578,581)	(939,669,363)	(594,409,547)
Increase (decrease) in net assets resulting from operations	(61,002,473)	50,197,455	(1,274,042,303)	816,099,553	(741,821,549)	557,537,169
Distributions to shareholders
From net investment income
Series I	(232,793)	(5,393,820)	(119,600)	(33,733,015)	(150,037)	(48,745,214)
Series II	(377,652)	(6,929,196)	(1,768,866)	(351,473,606)	(1,449,184)	(365,211,510)
Series NAV	(62,922)	(748,165)	(35,055)	(6,332,203)	(18,253)	(3,681,563)
From net realized gain
Series I	(20,593,432)	(22,071,670)	(39,750,906)	(49,232,438)	(37,694,797)	(38,069,720)
Series II	(33,407,882)	(33,881,115)	(587,910,967)	(556,033,036)	(364,087,834)	(285,783,110)
Series NAV	(5,566,178)	(2,834,107)	(11,651,105)	(8,257,295)	(4,585,840)	(2,553,783)
Total distributions	(60,240,859)	(71,858,073)	(641,236,499)	(1,005,061,593)	(407,985,945)	(744,044,900)
From Portfolio share transactions (Note 5)	32,497,618	(22,062,621)	1,128,019,115	3,690,070,172	732,240,252	2,348,433,978
Total increase (decrease)	(88,745,714)	(43,723,239)	(787,259,687)	3,501,108,132	(417,567,242)	2,161,926,247

Net assets
Beginning of period	593,509,334	637,232,573	14,198,861,511	10,697,753,379	10,664,181,173	8,502,254,926
End of period	$504,763,620	$593,509,334	$13,411,601,824	$14,198,861,511	$10,246,613,931	$10,664,181,173

Undistributed net investment income (loss)	$455,126	$673,021	$35,835,968	$1,916,249	$47,885,970	$1,614,039

	Lifestyle Moderate		Lifestyle Conservative
Increase (decrease) in net assets	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07	Six months ended 6/30/08 (Unaudited)	Year ended 12/31/07
From operations
Net investment income (loss)	$15,721,249	$119,865,505	$9,803,128	$55,812,018
Net realized gain (loss)	26,897,092	101,367,526	4,367,051	32,220,067
Change in net unrealized appreciation (depreciation)	(167,019,978)	(117,914,139)	(42,509,168)	(45,673,899)
Increase (decrease) in net assets resulting from operations	(124,401,637)	103,318,892	(28,338,989)	42,358,186
Distributions to shareholders
From net investment income
Series I	—	(19,339,004)	(606)	(12,446,736)
Series II	—	(100,017,001)	(3,287)	(43,079,918)
Series NAV	—	(522,919)	(20)	(290,142)
From net realized gain
Series I	(6,890,544)	(7,784,745)	(3,614,164)	(2,410,267)
Series II	(47,725,604)	(40,019,370)	(19,598,817)	(8,457,702)
Series NAV	(315,173)	(181,908)	(116,559)	(54,352)
Total distributions	(54,931,321)	(167,864,947)	(23,333,453)	(66,739,117)
From Portfolio share transactions (Note 5)	291,606,804	538,092,709	398,327,023	251,597,642
Total increase (decrease)	112,273,846	473,546,654	346,654,581	227,216,711

Net assets
Beginning of period	2,387,608,149	1,914,061,495	925,349,796	698,133,085
End of period	$2,499,881,995	$2,387,608,149	$1,272,004,377	$925,349,796

Undistributed net investment income (loss)	$15,721,249	—	$9,802,390	$3,175

12

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Aggressive
SERIES I
06-30-2008[1]	10.82	0.01	[2,3]	(1.10)	(1.09)	(0.01)	(1.12)	—	(1.13)	8.60	(10.43)[4,5]		0.12	[6,7]	0.12	[6,7,8]	0.28	[2,7]	173	26	[5]
12-31-2007	11.27	0.16	[2,3]	0.76	0.92	(0.27)	(1.10)	—	(1.37)	10.82	8.55	[4]	0.11	[6]	0.11	[6,8]	1.39	[2]	217	44
12-31-2006	13.46	0.06	[2,3]	1.71	1.77	(0.09)	(3.87)	—	(3.96)	11.27	15.46	[4]	0.11	[6]	0.11	[6]	0.52	[2]	251	32
12-31-2005	12.59	0.06	[2,3]	1.23	1.29	(0.07)	(0.35)	—	(0.42)	13.46	10.64	[4]	0.12	[6]	0.12	[6]	0.51	[2]	210	112
12-31-2004	10.93	0.04	[2]	1.70	1.74	(0.04)	(0.04)	—	(0.08)	12.59	16.06	[4]	0.07	[6]	0.07	[6]	0.31	[2]	486	57
12-31-2003	8.14	0.02	[2]	2.81	2.83	(0.02)	—	(0.02)	(0.04)	10.93	34.91	[4,10]	0.08	[6,11]	0.07	[6]	0.23	[2]	328	53
SERIES II
06-30-2008[1]	10.79	—	[2,3,12]	(1.09)	(1.09)	(0.01)	(1.12)	—	(1.13)	8.57	(10.46)[4,5]		0.32	[6,7]	0.32	[6,7,8]	0.08	[2,7]	280	26	[5]
12-31-2007	11.22	0.14	[2,3]	0.75	0.89	(0.22)	(1.10)	—	(1.32)	10.79	8.31	[4]	0.31	[6]	0.31	[6,8]	1.23	[2]	332	44
12-31-2006	13.44	0.04	[2,3]	1.69	1.73	(0.09)	(3.86)	—	(3.95)	11.22	15.19	[4]	0.31	[6]	0.31	[6]	0.32	[2]	367	32
12-31-2005	12.59	0.03	[2,3]	1.24	1.27	(0.07)	(0.35)	—	(0.42)	13.44	10.47	[4]	0.29	[6]	0.29	[6]	0.26	[2]	331	112
12-31-2004	10.93	0.04	[2]	1.70	1.74	(0.04)	(0.04)	—	(0.08)	12.59	16.06	[4]	0.07	[6]	0.07	[6]	0.30	[2]	294	57
12-31-2003	8.14	0.02	[2]	2.81	2.83	(0.02)	—	(0.02)	(0.04)	10.93	34.91	[4,10]	0.08	[6,11]	0.07	[6]	0.11	[2]	158	53
SERIES NAV
06-30-2008[1]	10.82	0.02	[2,3]	(1.10)	(1.08)	(0.01)	(1.12)	—	(1.13)	8.61	(10.33)[4,5]		0.07	[6,7]	0.07	[6,7,8]	0.34	[2,7]	52	26	[5]
12-31-2007	11.28	0.19	[2,3]	0.73	0.92	(0.28)	(1.10)	—	(1.38)	10.82	8.55	[4]	0.06	[6]	0.06	[6,8]	1.66	[2]	45	44
12-31-2006	13.47	0.03	[2,3]	1.74	1.77	(0.09)	(3.87)	—	(3.96)	11.28	15.48	[4]	0.06	[6]	0.06	[6]	0.29	[2]	19	32
12-31-2005[9]	11.61	(0.01)[2,3]		1.87	1.86	— [12]	— [12]	—	— [12]	13.47	16.03	[4,5]	0.07	[6,7]	0.07	[6,7]	(0.06)[2,7]		2	112

Lifestyle Growth
SERIES I
06-30-2008[1]	13.76	0.04	[2,3]	(1.22)	(1.18)	— [12]	(0.61)	—	(0.61)	11.97	(8.74)[4,5]		0.12	[6,7]	0.12	[6,7,8]	0.71	[2,7]	800	18	[5]
12-31-2007	13.94	0.40	[2,3]	0.61	1.01	(0.49)	(0.70)	—	(1.19)	13.76	7.44	[4]	0.11	[6]	0.11	[6,8]	2.84	[2]	946	17
12-31-2006	14.06	0.18	[2,3]	1.57	1.75	(0.21)	(1.66)	—	(1.87)	13.94	13.50	[4]	0.10	[6]	0.10	[6]	1.31	[2]	1,030	22
12-31-2005	13.40	0.17	[2,3]	0.94	1.11	(0.17)	(0.28)	—	(0.45)	14.06	8.66	[4]	0.12	[6]	0.12	[6]	1.30	[2]	901	111
12-31-2004	11.86	0.13	[2]	1.58	1.71	(0.13)	(0.04)	—	(0.17)	13.40	14.57	[4]	0.07	[6]	0.07	[6]	0.98	[2]	1,730	48
12-31-2003	9.28	0.09	[2]	2.61	2.70	(0.09)	(0.01)	(0.02)	(0.12)	11.86	29.55	[4]	0.07	[6]	0.07	[6]	0.84	[2]	1,224	55
SERIES II
06-30-2008[1]	13.73	0.03	[2,3]	(1.22)	(1.19)	— [12]	(0.61)	—	(0.61)	11.93	(8.83)[4,5]		0.32	[6,7]	0.32	[6,7,8]	0.51	[2,7]	12,352	18	[5]
12-31-2007	13.88	0.40	[2,3]	0.59	0.99	(0.44)	(0.70)	—	(1.14)	13.73	7.26	[4]	0.31	[6]	0.31	[6,8]	2.82	[2]	13,018	17
12-31-2006	14.03	0.13	[2,3]	1.59	1.72	(0.21)	(1.66)	—	(1.87)	13.88	13.28	[4]	0.30	[6]	0.30	[6]	0.96	[2]	9,552	22
12-31-2005	13.39	0.10	[2,3]	0.99	1.09	(0.17)	(0.28)	—	(0.45)	14.03	8.51	[4]	0.30	[6]	0.30	[6]	0.74	[2]	4,881	111
12-31-2004	11.85	0.13	[2]	1.58	1.71	(0.13)	(0.04)	—	(0.17)	13.39	14.59	[4]	0.07	[6]	0.07	[6]	0.75	[2]	2,117	48
12-31-2003	9.28	0.09	[2]	2.60	2.69	(0.09)	(0.01)	(0.02)	(0.12)	11.85	29.44	[4]	0.07	[6]	0.07	[6]	0.53	[2]	652	55
SERIES NAV
06-30-2008[1]	13.78	0.05	[2,3]	(1.23)	(1.18)	— [12]	(0.61)	—	(0.61)	11.99	(8.73)[4,5]		0.07	[6,7]	0.07	[6,7,8]	0.77	[2,7]	260	18	[5]
12-31-2007	13.96	0.45	[2,3]	0.58	1.03	(0.51)	(0.70)	—	(1.21)	13.78	7.55	[4]	0.06	[6]	0.06	[6,8]	3.22	[2]	234	17
12-31-2006	14.07	0.14	[2,3]	1.62	1.76	(0.21)	(1.66)	—	(1.87)	13.96	13.58	[4]	0.05	[6]	0.05	[6]	1.03	[2]	115	22
12-31-2005[9]	12.46	—	[2,3,12]	1.63	1.63	— [12]	(0.02)	—	(0.02)	14.07	13.08	[4,5]	0.06	[6,7]	0.06	[6,7]	(0.03)[7,2]		23	111

13

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Balanced
SERIES I
06-30-2008[1]	13.61	0.07	[2,3]	(0.97)	(0.90)	— [12]	(0.51)	—	(0.51)	12.20	(6.72)[4,5]		0.12	[6,7]	0.12	[6,7,8]	1.10	[2,7]	905	14	[5]
12-31-2007	13.84	0.60	[2,3]	0.27	0.87	(0.62)	(0.48)	—	(1.10)	13.61	6.47	[4]	0.11	[6]	0.11	[6,8]	4.28	[2]	1,065	13
12-31-2006	13.91	0.26	[2,3]	1.36	1.62	(0.25)	(1.40)	(0.04)	(1.69)	13.84	12.73	[4]	0.10	[6]	0.10	[6]	1.96	[2]	1,132	19
12-31-2005	13.79	0.27	[2,3]	0.62	0.89	(0.28)	(0.49)	—	(0.77)	13.91	6.88	[4]	0.12	[6]	0.12	[6]	2.08	[2]	1,031	99
12-31-2004	12.43	0.24	[2]	1.40	1.64	(0.24)	(0.04)	—	(0.28)	13.79	13.49	[4]	0.07	[6]	0.07	[6]	1.75	[2]	1,846	51
12-31-2003	10.30	0.19	[2]	2.22	2.41	(0.19)	(0.05)	(0.04)	(0.28)	12.43	23.97	[4]	0.07	[6]	0.07	[6]	1.59	[2]	1,331	55
SERIES II
06-30-2008[1]	13.56	0.06	[2,3]	(0.98)	(0.92)	— [12]	(0.51)	—	(0.51)	12.13	(6.89)[4,5]		0.32	[6,7]	0.32	[6,7,8]	0.91	[2,7]	9,214	14	[5]
12-31-2007	13.79	0.60	[2,3]	0.24	0.84	(0.59)	(0.48)	—	(1.07)	13.56	6.26	[4]	0.31	[6]	0.31	[6,8]	4.30	[2]	9,496	13
12-31-2006	13.89	0.21	[2,3]	1.38	1.59	(0.25)	(1.40)	(0.04)	(1.69)	13.79	12.51	[4]	0.30	[6]	0.30	[6]	1.60	[2]	7,318	19
12-31-2005	13.78	0.18	[2,3]	0.70	0.88	(0.28)	(0.49)	—	(0.77)	13.89	6.80	[4]	0.30	[6]	0.30	[6]	1.34	[2]	4,538	99
12-31-2004	12.43	0.24	[2]	1.39	1.63	(0.24)	(0.04)	—	(0.28)	13.78	13.41	[4]	0.07	[6]	0.07	[6]	1.39	[2]	2,101	51
12-31-2003	10.30	0.19	[2]	2.22	2.41	(0.19)	(0.05)	(0.04)	(0.28)	12.43	23.97	[4,10]	0.07	[6,11]	0.07	[6]	1.11	[2]	740	55
SERIES NAV
06-30-2008[1]	13.63	0.08	[2,3]	(0.98)	(0.90)	— [12]	(0.51)	—	(0.51)	12.22	(6.71)[4,5]		0.07	[6,7]	0.07	[6,7,8]	1.18	[2,7]	128	14	[5]
12-31-2007	13.86	0.65	[2,3]	0.23	0.88	(0.63)	(0.48)	—	(1.11)	13.63	6.52	[4]	0.06	[6]	0.06	[6,8]	4.67	[2]	103	13
12-31-2006	13.92	0.21	[2,3]	1.42	1.63	(0.25)	(1.40)	(0.04)	(1.69)	13.86	12.80	[4]	0.05	[6]	0.05	[6]	1.61	[2]	52	19
12-31-2005[9]	12.67	—	[2,3,12]	1.26	1.26	— [12]	(0.01)	—	(0.01)	13.92	9.94	[4,5]	0.06	[6,7]	0.06	[6,7]	(0.03)[7,2]		12	99
Lifestyle Moderate
SERIES I
06-30-2008[1]	13.00	0.09	[2,3]	(0.72)	(0.63)	—	(0.28)	—	(0.28)	12.09	(4.92)[4,5]		0.12	[6,7]	0.12	[6,7,8]	1.42	[2,7]	296	13	[5]
12-31-2007	13.37	0.74	[2,3]	(0.06)	0.68	(0.75)	(0.30)	—	(1.05)	13.00	5.29	[4]	0.11	[6]	0.11	[6,8]	5.54	[2]	333	13
12-31-2006	13.35	0.30	[2,3]	0.99	1.29	(0.31)	(0.93)	(0.03)	(1.27)	13.37	10.42	[4]	0.11	[6]	0.11	[6]	2.33	[2]	349	19
12-31-2005	13.80	0.33	[2,3]	0.19	0.52	(0.33)	(0.64)	—	(0.97)	13.35	4.15	[4]	0.12	[6]	0.12	[6]	2.51	[2]	327	101
12-31-2004	12.79	0.31	[2]	1.07	1.38	(0.31)	(0.06)	—	(0.37)	13.80	11.04	[4]	0.07	[6]	0.07	[6]	2.26	[2]	582	55
12-31-2003	11.22	0.27	[2]	1.67	1.94	(0.27)	(0.06)	(0.04)	(0.37)	12.79	17.83	[4]	0.07	[6]	0.07	[6]	2.15	[2]	462	46
SERIES II
06-30-2008[1]	12.95	0.08	[2,3]	(1.00)	(0.92)	—	—	—	—	12.03	(5.02)[4,5]		0.32	[6,7]	0.32	[6,7,8]	1.26	[2,7]	2,186	13	[5]
12-31-2007	13.32	0.74	[2,3]	(0.08)	0.66	(0.73)	(0.30)	—	(1.03)	12.95	5.08	[4]	0.31	[6]	0.31	[6,8]	5.56	[2]	2,042	13
12-31-2006	13.33	0.26	[2,3]	1.00	1.26	(0.31)	(0.93)	(0.03)	(1.27)	13.32	10.18	[4]	0.31	[6]	0.31	[6]	2.02	[2]	1,560	19
12-31-2005	13.80	0.24	[2,3]	0.26	0.50	(0.33)	(0.64)	—	(0.97)	13.33	4.00	[4]	0.30	[6]	0.30	[6]	1.80	[2]	1,108	101
12-31-2004	12.79	0.31	[2]	1.07	1.38	(0.31)	(0.06)	—	(0.37)	13.80	11.04	[4]	0.07	[6]	0.07	[6]	1.90	[2]	631	55
12-31-2003	11.22	0.27	[2]	1.67	1.94	(0.27)	(0.06)	(0.04)	(0.37)	12.79	17.83	[4]	0.07	[6]	0.07	[6]	1.58	[2]	286	46
SERIES NAV
06-30-2008[1]	13.01	0.09	[2,3]	(0.72)	(0.63)	—	(0.28)	—	(0.28)	12.10	(4.92)[4,5]		0.07	[6,7]	0.07	[6,7,8]	1.50	[2,7]	17	13	[5]
12-31-2007	13.38	0.84	[2,3]	(0.15)	0.69	(0.76)	(0.30)	—	(1.06)	13.01	5.34	[4]	0.06	[6]	0.06	[6,8]	6.30	[2]	13	13
12-31-2006	13.35	0.24	[2,3]	1.06	1.30	(0.31)	(0.93)	(0.03)	(1.27)	13.38	10.50	[4]	0.06	[6]	0.06	[6]	1.88	[2]	5	19
12-31-2005[9]	12.59	(0.01)[2,3]		0.77	0.76	—	—	—	—	13.35	6.04	[5]	0.06	[6,7]	0.06	[6,7]	(0.06)[2,7]		2	101

14

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Conservative
SERIES I
06-30-2008[1]	13.02	0.11	[2]	(0.41)	(0.30)	— [12]	(0.24)	—	(0.24)	12.48	(2.35)[4,5]		0.12	[6,7]	0.12	[6,7,8]	1.74	[2,7]	190	14	[5]
12-31-2007	13.43	0.91	[2,3]	(0.21)	0.70	(0.93)	(0.18)	—	(1.11)	13.02	5.38	[4]	0.11	[6]	0.11	[6,8]	6.84	[2]	182	27
12-31-2006	13.42	0.39	[2,3]	0.67	1.06	(0.44)	(0.61)	—	(1.05)	13.43	8.44	[4]	0.11	[6]	0.11	[6]	3.00	[2]	171	34
12-31-2005	14.20	0.42	[2,3]	(0.05)	0.37	(0.43)	(0.72)	—	(1.15)	13.42	2.88	[4]	0.12	[6]	0.12	[6]	3.16	[2]	182	104
12-31-2004	13.64	0.42	[2]	0.71	1.13	(0.42)	(0.15)	—	(0.57)	14.20	8.59	[4]	0.07	[6]	0.07	[6]	2.80	[2]	373	44
12-31-2003	12.72	0.38	[2]	1.03	1.41	(0.39)	(0.10)	—	(0.49)	13.64	11.47	[4,10]	0.08	[6,11]	0.07	[6]	2.89	[2]	299	40
SERIES II
06-30-2008[1]	12.96	0.10	[2]	(0.41)	(0.31)	— [12]	(0.24)	—	(0.24)	12.41	(2.44)[4,5]		0.32	[6,7]	0.32	[6,7,8]	1.62	[2,7]	1,075	14	[5]
12-31-2007	13.37	0.91	[2,3]	(0.24)	0.67	(0.90)	(0.18)	—	(1.08)	12.96	5.17	[4]	0.31	[6]	0.31	[6,8]	6.85	[2]	738	27
12-31-2006	13.40	0.35	[2,3]	0.66	1.01	(0.43)	(0.61)	—	(1.04)	13.37	8.13	[4]	0.31	[6]	0.31	[6]	2.71	[2]	524	34
12-31-2005	14.19	0.32	[2,3]	0.04	0.36	(0.43)	(0.72)	—	(1.15)	13.40	2.81	[4]	0.30	[6]	0.30	[6]	2.39	[2]	422	104
12-31-2004	13.64	0.42	[2]	0.70	1.12	(0.42)	(0.15)	—	(0.57)	14.19	8.51	[4]	0.07	[6]	0.07	[6]	2.50	[2]	286	44
12-31-2003	12.72	0.38	[2]	1.03	1.41	(0.39)	(0.10)	—	(0.49)	13.64	11.46	[4,10]	0.08	[6,11]	0.07	[6]	2.21	[2]	154	40
SERIES NAV
06-30-2008[1]	13.03	0.11	[2,3]	(0.40)	(0.29)	— [12]	(0.24)	—	(0.24)	12.50	(2.27)[5]		0.07	[6,7]	0.07	[6,7,8]	1.79	[2,7]	7	14	[5]
12-31-2007	13.45	1.02	[2,3]	(0.32)	0.70	(0.94)	(0.18)	—	(1.12)	13.03	5.35	[4]	0.06	[6]	0.06	[6,8]	7.60	[2]	5	27
12-31-2006	13.44	0.29	[2,3]	0.77	1.06	(0.44)	(0.61)	—	(1.05)	13.45	8.43		0.06	[6]	0.06	[6]	2.22	[2]	3	34
12-31-2005[9]	12.99	(0.01)[2,3]		0.46	0.45	—	—	—	—	13.44	3.46	[5]	0.06	[6,7]	0.06	[6,7]	(0.06)[7,2]		1	104

1	Unaudited.
2	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3	Based on the average of the shares outstanding.
4	Assumes dividend reinvestment.
5	Not annualized.
6	Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
7	Annualized.
8
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Aggressive	Lifestyle Growth	Lifestyle Balanced	Lifestyle Moderate	Lifestyle Conservative
6/30/2008	0.34%–1.35%	0.49%–1.13%	0.49%–1.13%	0.34%–1.35%	0.63%–1.09%
12/31/2007	0.34%–1.38%	0.49%–1.12%	0.49%–1.12%	0.34%–1.38%	0.63%–1.06%

9	Series NAV shares began operations on 4-29-05.
10	Total returns would have been lower had certain expenses not been reduced during the periods shown.
11	Does not take into consideration expense reductions during the periods shown.
12	Less than $0.01 per share.

15

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION OF THE TRUST The John Hancock Trust (the Trust or JHT) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several Portfolios, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers one hundred and five separate investment Portfolios, five of which are covered by this report are as follows: Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative (collectively, Lifestyle Portfolios or the Portfolios).

Each of the Lifestyle Portfolios is non-diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

The Lifestyle Portfolios operate as a “fund of funds,” investing in Series NAV shares of underlying funds of the Trust, and in other permitted security investments.

Lifestyle Portfolios’ underlying funds’ accounting policies are outlined in the shareholder reports, available without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (SEC) Web site at www.sec.gov, or at the Commission’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and, in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company (U.S.A) (John Hancock USA) and to Separate Accounts A and B and, in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York (John Hancock New York). In addition, shares of the Portfolios are also offered to separate accounts U, JH, S and I issued by John Hancock Variable Life Insurance Company (JHVLICO) and to separate accounts U, V, UV and H issued by John Hancock Life Insurance Company (JHLICO). John Hancock New York is a wholly owned subsidiary of John Hancock USA. John Hancock USA, John Hancock New York, JHVLICO and JHLICO are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (JHIMS or the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Distributors, LLC (JHD or the Distributor), an affiliate of the Adviser, serves as principal underwriter of the variable contracts issued by John Hancock USA and John Hancock New York, JHLICO and JHVLICO.

The Trust offers three classes of shares: Series I, Series II and Series NAV, which represent an interest in the same portfolio of investments of each respective Portfolio and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

2.  SIGNIFICANT ACCOUNTING POLICIES In the preparation of the financial statements, the Portfolios follow the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security Valuation  The net asset value of the shares of each Portfolio is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Lifestyle Portfolios in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation policies, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost.

The Portfolios adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Portfolios’ fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of hierarchy are described below:

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

•	Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolios’ own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables are a summary of the inputs used to value the Portfolios’ net assets as of June 30, 2008. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Lifestyle Aggressive	Investments in Funds	Other Financial Instruments
Valuation Inputs:
Level 1 — Quoted Prices	$504,781,727	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$504,781,727	—

16

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Lifestyle Growth	Investments in Funds	Other Financial Instruments
Valuation Inputs:
Level 1 — Quoted Prices	$13,411,671,249	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$13,411,671,249	—

Lifestyle Balanced	Investments in Funds	Other Financial Instruments
Valuation Inputs:
Level 1 — Quoted Prices	$10,246,674,783	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$10,246,674,783	—

Lifestyle Moderate	Investments in Funds	Other Financial Instruments
Valuation Inputs:
Level 1 — Quoted Prices	$2,499,904,483	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$2,499,904,483	—

Lifestyle Conservative	Investments in Funds	Other Financial Instruments
Valuation Inputs:
Level 1 — Quoted Prices	$1,272,018,524	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,272,018,524	—

Investment risk   Certain underlying funds may invest a portion of their assets in securities of issuers that hold mortgage securities including sub-prime mortgage securities. The value of these securities is sensitive to change in economic conditions including delinquencies and/or defaults and may be adversely affected by shifts to the market’s perception of the issuers and changes in interest rates.

Security Transactions and Related Investment Income  Investment security and underlying affiliated funds transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded by the underlying affiliated funds on the ex-dividend date. Distributions from the underlying affiliated funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.

The Portfolios use the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Guarantees and Indemnifications  Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Allocations of Income and Expense  All income, expenses (except class-specific expenses), and realized and unrealized gain/loss are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expenses not directly attributable to a particular Portfolio or share class are allocated based on the relative share of net assets of each Portfolio or share class at the time the expense was incurred. Class-specific expenses, such as Distribution (Rule 12b-1) fees, transfer agency fees, blue sky fees, and printing and postage fees, are accrued daily and charged directly to the respective share classes. Expenses in the Lifestyle Portfolios’ Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying affiliated funds. Because the affiliated underlying funds have varied expense levels and the Lifestyle Portfolios may own different proportions of the affiliated underlying funds at different times, the amount of fees and expenses incurred indirectly by the Lifestyle Portfolios will vary.

Federal income taxes

Each Portfolio qualifies as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Each Portfolio adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Portfolios’ fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

17

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

taken in a tax return. The implementation of FIN 48 did not have a material impact on the Portfolios’ financial statements. Each of the Portfolio’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of Income and Gains  The Portfolios record distributions to shareholders from net investment income and net realized gains, if any, on the ex- dividend date.

During the year ended December 31, 2007, the tax character of distributions paid was as follows:

	2007 Distributions
Portfolio	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Lifestyle Aggressive	$36,854,330	$35,003,743	—	$71,858,073
Lifestyle Growth	705,278,297	299,783,296	—	1,005,061,593
Lifestyle Balanced	586,509,346	157,535,554	—	744,044,900
Lifestyle Moderate	147,107,015	20,757,932	—	167,864,947
Lifestyle Conservative	62,906,889	3,832,228	—	66,739,117

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

The cost of investments owned on June 30, 2008, including short-term investments, for federal income tax purposes, was as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Lifestyle Aggressive	571,935,059	2,637,963	(69,791,295)	(67,153,332)
Lifestyle Growth	14,745,539,585	69,907,149	(1,403,775,485)	(1,333,868,336)
Lifestyle Balanced	11,104,467,564	87,383,508	(945,176,289)	(857,792,781)
Lifestyle Moderate	2,665,914,885	21,443,424	(187,453,826)	(166,010,402)
Lifestyle Conservative	1,339,091,697	5,749,682	(72,822,855)	(67,073,173)

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Portfolios, subject to the supervision of the Board of Trustees. The advisory fee has two components: (a) a fee on assets invested in affiliated Funds (“Affiliated Fund Assets”) and (b) a fee on assets not invested in affiliated funds (“Other Assets”). Affiliated Funds are any Fund of JHT, JHF II and JHF III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B. Under the Advisory Agreement, the Portfolios pay a monthly management fee to the Adviser as stated below:

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and the Lifestyle Portfolios that are series of John Hancock Funds II determined in accordance with the following schedule, and that rate is applied to the Affiliated Fund Assets of each Portfolio.

Portfolio	First $7.5 billion of Aggregate Net Assets	Excess over $7.5 billion of Aggregate Net Assets
Lifestyle Portfolios	0.050%	0.040%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and the Lifestyle Portfolios that are series of John Hancock Funds II determined in accordance with the following schedule, and that rate is applied to the Other Assets of each Portfolio.

Portfolio	First $7.5 billion of Aggregate Net Assets	Excess over $7.5 billion of Aggregate Net Assets
Lifestyle Portfolios	0.500%	0.490%

The Portfolios are not responsible for the payment of subadvisory fees.

18

John Hancock Trust
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Portfolio	Annual Effective Rate
Lifestyle Aggressive	0.04%
Lifestyle Growth	0.04%
Lifestyle Balanced	0.04%
Lifestyle Moderate	0.04%
Lifestyle Conservative	0.04%

John Hancock Funds II are retail mutual funds advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Funds, LLC.

MFC Global Investment Management (U.S.A.) Limited acts as Subadviser to the Lifestyle Portfolios

Fund Administration Fees  Pursuant to the Advisory Agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

The fund administration fees incurred for the period ended June 30, 2008, were equivalent to an annual effective rate of 0.01% of each Portfolio’s average daily net assets.

Distribution Plans  In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has approved Distribution Plans (the Plans) for Series I and Series II of the Trust. Series NAV shares are not subject to a Rule 12b-1 fee. The Trust has different classes of shares with different Rule 12b-1 fees so that the Trust’s Portfolios may be offered through different distribution channels. Rule 12b-1 fees are paid to the Portfolios’ Distributor, for distribution services pursuant to the Plans. JHD may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees. The Portfolios make payments to JHD at an annual rate not to exceed 0.05% of Series I average daily net asset value and 0.25% of Series II average daily net asset value.

4.  TRUSTEES’ FEES  The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

5.  PORTFOLIO SHARE TRANSACTIONS  Share activities for the Portfolios for the period ended June 30, 2008, was as follows:

Lifestyle Aggressive	Six Months Ended 6-30-08		Year Ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	578,308	$5,612,679	2,525,923	$28,169,884
Distributions reinvested	2,329,555	20,826,225	2,547,587	27,465,490
Repurchased	(2,884,128)	(28,108,612)	(7,244,709)	(81,091,864)
Net increase (decrease)	23,735	($1,669,708)	(2,171,199)	($25,456,490)
Series II shares
Sold	1,971,138	$18,761,731	1,523,208	$17,127,533
Distributions reinvested	3,791,867	33,785,534	3,795,580	40,810,311
Repurchased	(3,858,493)	(36,416,359)	(7,304,714)	(81,603,924)
Net increase (decrease)	1,904,512	$16,130,906	(1,985,926)	($23,666,080)
Series NAV shares
Sold	1,677,207	$16,139,597	2,260,826	$25,382,496
Distributions reinvested	629,653	5,629,100	331,604	3,582,272
Repurchased	(385,925)	(3,732,277)	(168,227)	(1,904,819)
Net increase (decrease)	1,920,935	$18,036,420	2,424,203	$27,059,949
Net increase (decrease)	3,849,182	$32,497,618	(1,732,922)	($22,062,621)

19

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Lifestyle Growth	Six Months Ended 6-30-08		Year Ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	799,319	$10,204,316	2,646,765	$37,367,935
Distributions reinvested	3,207,603	39,870,506	6,049,568	82,965,453
Repurchased	(5,960,473)	(75,818,501)	(13,846,948)	(194,935,882)
Net increase (decrease)	(1,953,551)	($25,743,679)	(5,150,615)	($74,602,494)
Series II shares
Sold	50,972,695	$649,517,043	196,191,513	$2,766,515,698
Distributions reinvested	47,593,207	589,679,833	66,306,081	907,506,642
Repurchased	(11,361,647)	(144,425,042)	(2,446,438)	(32,768,932)
Net increase (decrease)	87,204,255	$1,094,771,834	260,051,156	$3,641,253,408
Series NAV shares
Sold	4,154,887	$52,987,431	8,163,009	$115,649,808
Distributions reinvested	938,647	11,686,160	1,061,473	14,589,498
Repurchased	(448,352)	(5,682,631)	(482,732)	(6,820,048)
Net increase (decrease)	4,645,182	$58,990,960	8,741,750	$123,419,258
Net increase (decrease)	89,895,886	$1,128,019,115	263,642,291	$3,690,070,172

Lifestyle Balanced	Six Months Ended 6-30-08		Year Ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	864,576	$11,191,319	2,460,311	$34,528,372
Distributions reinvested	3,003,558	37,844,834	6,384,597	86,814,934
Repurchased	(7,920,935)	(101,576,355)	(12,371,911)	(172,412,809)
Net increase (decrease)	(4,052,801)	($52,540,202)	(3,527,003)	($51,069,503)
Series II shares
Sold	37,952,685	$487,144,867	122,835,364	$1,712,043,667
Distributions reinvested	29,149,682	365,537,018	48,070,206	650,994,620
Repurchased	(8,165,805)	(104,458,471)	(1,288,595)	(17,087,445)
Net increase (decrease)	58,936,562	$748,223,414	169,616,975	$2,345,950,842
Series NAV shares
Sold	2,993,892	$38,298,985	3,823,341	$53,435,290
Distributions reinvested	364,825	4,604,093	457,804	6,235,346
Repurchased	(495,455)	(6,346,038)	(433,295)	(6,117,997)
Net increase (decrease)	2,863,262	$36,557,040	3,847,850	$53,552,639
Net increase (decrease)	57,747,023	$732,240,252	169,937,822	$2,348,433,978

Lifestyle Moderate	Six Months Ended 6-30-08		Year Ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,304,610	$16,493,553	3,397,108	$45,600,013
Distributions reinvested	554,794	6,890,544	2,080,058	27,123,749
Repurchased	(2,985,103)	(37,395,504)	(5,946,466)	(79,414,822)
Net increase (decrease)	(1,125,699)	($14,011,407)	(469,300)	($6,691,060)
Series II shares
Sold	21,237,708	$265,322,154	32,149,304	$428,195,032
Distributions reinvested	3,861,295	47,725,604	10,790,481	140,036,371
Repurchased	(1,058,087)	(13,199,903)	(2,334,336)	(31,084,168)
Net increase (decrease)	24,040,916	$299,847,855	40,605,449	$537,147,235
Series NAV shares
Sold	574,289	$7,178,689	673,573	$9,026,447
Distributions reinvested	25,356	315,173	54,119	704,827
Repurchased	(139,296)	(1,723,506)	(155,228)	(2,094,740)
Net increase (decrease)	460,349	$5,770,356	572,464	$7,636,534
Net increase (decrease)	23,375,566	$291,606,804	40,708,613	$538,092,709

20

John Hancock Trust
Notes to Financial Statements (Unaudited)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Lifestyle Conservative	Six Months Ended 6-30-08		Year Ended 12-31-07
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,935,195	$37,688,094	6,883,319	$91,444,578
Distributions reinvested	283,734	3,614,770	1,139,964	14,857,003
Repurchased	(1,966,589)	(25,340,667)	(6,761,282)	(90,131,104)
Net increase (decrease)	1,252,340	$15,962,197	1,262,001	$16,170,477
Series II shares
Sold	30,683,140	$393,478,988	20,646,076	$273,328,468
Distributions reinvested	1,545,907	19,602,104	3,975,401	51,537,620
Repurchased	(2,601,897)	(33,405,387)	(6,819,343)	(91,142,780)
Net increase (decrease)	29,627,150	$379,675,705	17,802,134	$233,723,308
Series NAV shares
Sold	215,177	$2,771,906	156,504	$2,096,137
Distributions reinvested	9,136	116,579	26,422	344,494
Repurchased	(15,503)	(199,364)	(55,104)	(736,774)
Net increase (decrease)	208,810	$2,689,121	127,822	$1,703,857
Net increase (decrease)	31,088,300	$398,327,023	19,191,957	$251,597,642

6.  PURCHASES AND SALES OF SECURITIES The following summarizes the purchases and sales of the affiliated underlying funds by the Portfolios for the period ended June 30, 2008:

PORTFOLIO	PURCHASES	SALES
Lifestyle Aggressive	$138,165,982	$157,822,323
Lifestyle Growth	3,125,801,526	2,435,809,832
Lifestyle Balanced	1,970,230,837	1,498,466,142
Lifestyle Moderate	585,396,836	312,072,733
Lifestyle Conservative	562,181,080	170,809,421

7.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS The Portfolios invest primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolios do not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investments may represent a significant portion of each underlying fund’s net assets. For the period ended June 30, 2008, the following Portfolios held 5% or more of the underlying funds net assets:

PORTFOLIO	AFFILIATE CLASS NAV	PERCENT OF UNDERLYING FUNDS NET ASSETS
Lifestyle Aggressive
	All Cap Value	8.9%
	Emerging Growth	32.9%
	Mid Cap Intersection	6.8%
	Mid Cap Value Equity	7.3%
	Small Cap	12.8%
	Small Cap Intrinsic Value	13.1%
	Small Company	13.2%
	Vista	12.0%
Lifestyle Growth
	500 Index	13.7%
	All Cap Core	62.0%
	All Cap Growth	42.2%
	Blue Chip Growth	28.4%
	Capital Appreciation	54.9%
	Core Equity	44.5%
	Emerging Markets Value	48.9%
	Equity-Income	19.6%
	Floating Rate Income	49.8%
	Fundamental Value	44.3%
	Global Bond	13.5%
	Global Real Estate	39.9%
	Growth Equity	55.2%
	High Income	29.2%
	High Yield	29.4%
	International Core	46.2%
	International Opportunities	57.6%
	International Small Cap	32.0%
	International Small Company	70.1%
	International Value	36.1%
	Large Cap	22.3%
	Large Cap Value	38.0%
	Mid Cap Index	8.3%
	Mid Cap Intersection	90.0%
	Mid Cap Stock	18.3%
	Mid Cap Value	18.1%

21

John Hancock Trust
Notes to Financial Statements (Unaudited)

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

PORTFOLIO	AFFILIATE CLASS NAV	PERCENT OF UNDERLYING FUNDS NET ASSETS
Lifestyle Growth, continued
	Mid Cap Value Equity	93.1%
	Natural Resources	29.4%
	Overseas Equity	49.7%
	Optimized Value	68.9%
	Real Estate Equity	49.2%
	Real Return Bond	37.9%
	Small Cap	82.8%
	Small Cap Intrinsic Value	86.7%
	Small Cap Opportunities	56.1%
	Small Company Growth	36.4%
	Small Company Value	27.5%
	Spectrum Income	24.8%
	Strategic Bond	20.2%
	Strategic Income	27.2%
	Total Return	23.8%
	U.S. High Yield Bond	25.4%
	U.S. Large Cap	32.2%
	U.S. Multi Sector	56.6%
	Value & Restructuring	48.2%
	Vista	88.1%
Lifestyle Balanced
	500 Index	15.4%
	Active Bond	8.8%
	All Cap Core	21.0%
	Blue Chip Growth	26.3%
	Capital Appreciation	8.3%
	Core Bond	71.4%
	Core Equity	33.9%
	Emerging Markets Value	46.2%
	Equity-Income	14.7%
	Floating Rate Income	28.1%
	Fundamental Value	16.7%
	Global Bond	21.0%
	Global Real Estate	45.0%
	Growth Equity	41.6%
	High Income	44.0%
	High Yield	49.8%
	International Core	26.2%
	International Opportunities	21.7%
	International Small Cap	24.1%
	International Small Company	26.5%
	International Value	20.4%
	Large Cap	33.5%
	Large Cap Value	42.8%
	Mid Cap Index	12.5%
	Mid Cap Stock	9.6%
	Natural Resources	22.3%
	Optimized Value	25.9%
	Real Estate Equity	37.0%
	Real Return Bond	38.2%
	Small Company Growth	51.1%
	Small Company Value	21.2%
	Spectrum Income	47.0%
	Strategic Bond	30.8%
	Strategic Income	41.7%
	Total Return	22.6%
	U.S. High Yield Bond	48.2%
	U.S. Large Cap	24.2%
	U.S. Multi Sector	32.0%
	Value & Restructuring	36.8%

22

John Hancock Trust
Notes to Financial Statements (Unaudited)

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

PORTFOLIO	AFFILIATE CLASS NAV	PERCENT OF UNDERLYING FUNDS NET ASSETS
Lifestyle Moderate
	Active Bond	8.4%
	Core Bond	17.0%
	Core Equity	12.4%
	Floating Rate Income	13.2%
	Fundamental Value	5.5%
	Global Bond	10.0%
	Global Real Estate	7.3%
	High Income	21.1%
	High Yield	6.6%
	International Core	8.4%
	International Opportunities	5.3%
	Investment Quality Bond	11.7%
	Mid Cap Index	6.2%
	Real Estate Equity	9.0%
	Real Return Bond	6.8%
	Small Company	64.5%
	Small Company Growth	12.5%
	Spectrum Income	18.0%
	Strategic Bond	11.0%
	Strategic Income	14.8%
	Total Return	11.9%
	U.S. High Yield Bond	18.6%
	U.S. Multi Sector	7.9%
	Value & Restructuring	8.7%
Lifestyle Conservative
	Active Bond	5.2%
	Core Bond	8.4%
	Floating Rate Income	8.8%
	Global Bond	7.4%
	Global Real Estate	7.7%
	High Income	5.4%
	Investment Quality Bond	14.4%
	Spectrum Income	10.1%
	Strategic Bond	7.4%
	Strategic Income	9.8%
	Total Return	8.1%
	U.S. Government Securities	33.6%
	U.S. High Yield Bond	6.9%

23

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Trust (the “Trust”) discussed in this semi annual report.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on May 30, 2008, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2)–reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are: each Lifestyle Trust, each Lifecycle Trust, American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Trust, American New World Trust, Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Bond Index Trust B, Absolute Return Trust, Index Allocation Trust, Franklin Templeton Founding Allocation Trust, American Fundamental Holdings Trust, American Global Diversification Trust and American Diversified Growth & Income Trust.) The Board also noted that the Adviser is also currently waiving additional fees and/or reimbursing expenses with respect to certain of the Funds.

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the pension and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies that use the Trust as their underlying investment vehicle in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust),

24

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(d) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds;

(e) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(f) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Advisor and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5)–reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Trust, the Absolute Return Trust, the Index Allocation Trust, the Franklin Templeton Founding Allocation Trust, the American Fundamental Holdings Trust and the American Global Diversification Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 30, 2008, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1)	information relating to each subadviser’s business, which may include information such as: business performance, assets under management and personnel;

(2)	the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadviser fees generally are competitive within the range of industry norm and, with respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser;

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5)	The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (6) below for information relating to the business arrangement between the Trust’s Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). See (7) below for information relating to the business arrangement between the parent company of the Trust’s Adviser (the “Adviser’s Parent”) and the parent company of Independence Investments LLC. See (8) below for information relating to the business arrangement between the Adviser and Pzena Investment Management, LLC. See (9) below for information relating to the business arrangement between the Adviser and Western Asset Management Company. See (10) below for information relating to the business arrangement between the Adviser and Dimensional Fund Advisors.

(6)	As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (up to $25 million in the aggregate for all portfolios subadvised by GMO (the “GMO Funds”)) if the subadvisory agreement with respect to the GMO Funds is terminated within a five year period from the date of its effectiveness.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of the GMO Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the GMO Funds or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the GMO Funds or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of

25

John Hancock Trust,
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to each of the GMO Funds, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

(7)	Independence Investments LLC (“New Independence”), a subsidiary of Convergent Capital Management LLC (“Convergent”), is the subadviser to the Growth & Income Trust and Small Cap Trust (the “Independence Funds”). New Independence replaced Independence Investment LLC (“Old Independence”), a subsidiary of Manulife Financial Corporation (“MFC”), as subadviser to the Funds on May 31, 2006. New Independence is the successor to substantially all of the business operations of Old Independence and assumed substantially all the assets and certain of the liabilities of Old Independence pursuant to an agreement between Old Independence, New Independence, the parent of Convergent and a subsidiary of MFC.

In consideration for the transfer of assets and liabilities of Old Independence to New Independence as described above, Convergent paid MFC a specified amount at closing. MFC will also receive additional consideration on certain anniversary dates of the closing to the extent the revenue received by New Independence from the management of proprietary accounts of MFC and its affiliates or accounts for which MFC or its affiliates act as investment adviser, including the Independence Funds, meet certain revenue targets. Consequently, while these contingent payments are not dependent upon the approval or continuation of the subadvisory agreements with respect to the Independence Funds, the revenues earned by New Independence as a result of its subadvisory relationship with each Independence Fund would count towards the revenue target necessary for MFC to earn the contingent payments. Nothing in the arrangements between MFC and Convergent imposes any limitations upon the rights of the Adviser, the Independence Funds’ adviser, to recommend termination of the subadvisory agreements with New Independence. However, these arrangements present certain conflicts of interest because MFC, as the ultimate parent entity of the Adviser, has a financial incentive to influence the Adviser to support the continuation of the subadvisory agreements with New Independence for the periods for which contingent payments may be made to MFC. The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreement with New Independence is in the best interests of shareholders and contract owners.

(8)	The Adviser and Pzena Investment Management (“Pzena”) (the subadviser to the Classic Value Trust) have entered into an agreement regarding the new Classic Value Mega Cap Fund, a John Hancock Funds III fund, under which Pzena has agreed not to serve as investment adviser (including subadviser) to another investment company managed in a style similar to the Class Value Mega Cap Fund for a certain period of time. In the event Pzena should advise such an investment company, the agreement would entitle the Adviser to certain liquidated damages due to the fact that the Adviser and the distributor to the Classic Value Mega Cap Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund.

(9)	The Adviser has entered into an agreement with Western Asset Management Company (“WAMCO”) regarding the Floating Rate Income Fund, a series of John Hancock Funds II, in which WAMCO agrees that it will not to serve as investment adviser (including subadviser) to another investment company that is sold to retail investors and is managed in a style similar to the Floating Rate Income Fund for a period of five years and the Adviser agrees that it will develop a program for the marketing of the fund. In the event WAMCO should advise such an investment company, the agreement would entitle the Adviser to $2 million in liquidated damages due to the fact that the Adviser and the distributor to the Floating Rate Income Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, WAMCO is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $500 million on the first anniversary of the Fund’s commencement to $2 billion on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if WAMCO is terminated as subadviser to the fund, then WAMCO is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate WAMCO as subadviser to the fund for a five year period.

(10)	In the case of the Disciplined Diversification Trust, the Adviser has entered into an agreement with Dimensional Fund Advisers (“DFA”) in which DFA agrees that it will not for a period of five years serve as investment adviser (including subadviser) or distributor to another mutual fund that is sold to commission-based, broker-sold variable annuity products and that is managed in a style similar to the Disciplined Diversification Trust. (This provision does not apply to DFA’s Financial Advisor business and only applies to funds sold in John Hancock variable insurance product distribution channels.) In the event that DFA should advise such a fund, the agreement would entitle the Adviser to $1 million in liquidated damages during the first three years following commencement of fund operations and $500,000 for the following two years due to the fact that the Adviser and the distributor to the Disciplined Diversification Trust will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, DFA is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $150 million on the first anniversary of the Fund’s commencement to $450 million on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if DFA is terminated as subadviser to the fund, then DFA is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate DFA as subadviser to the fund for a five year period.

DFA has also agreed that if DFA or one of its affiliates advises, underwrites or distributes any commission-paid, broker-sold, open-end U.S. registered investment company offering Class A, B or C shares or any closed-end U.S. registered investment company that is classified in the Morningstar Moderate Allocation category, and that has an investment objective and policies substantially similar to those of the Fund, then the Adviser will be offered a similar opportunity to reach terms with DFA to manage and distribute a similar fund. (This provision does not apply to activities and services through DFA Financial Advisors business and in particular funds DFA advises for AIG, Genworth Financial and AEGON, and their respective subsidiaries.)

In addition, in the case of each Lifestyle Trust, the Absolute Return Trust and the Index Allocation Trust (the “Fund of Funds”), the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

26

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust/Fund, as of March 31, 2008	Fees and Expenses	Other Comments
Lifestyle Aggressive Trust (MFC Global Investment Management (U.S.A.) Limited)
The Trust outperformed the benchmark index over the three- and five-year periods and underperformed over the one- and ten-year periods.
The Trust outperformed the Morningstar Category Average over the three- and five-year periods and underperformed over the one- and ten-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are slightly lower than the peer group median.

Lifestyle Balanced Trust (MFC Global Investment Management (U.S.A.) Limited)
The Trust outperformed the benchmark index over the three-, five-, and ten-year periods and underperformed over the one-year period.
The Trust outperformed the Morningstar Category Average over the one-, three-, five-, and ten-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are slightly lower than the peer group median.

Lifestyle Conservative Trust (MFC Global Investment Management (U.S.A.) Limited)
The Trust outperformed the benchmark index over the three-, five-, and ten-year periods and underperformed over the one-year period.
The Trust outperformed the Morningstar Category Average over the one-, three-, five-, and ten-year periods.

Subadvisory fees for this Trust are equal to the peer group median.
Advisory fees for this Trust are slightly lower than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.
The Board took into account management’s discussion of the Fund’s expenses.
Lifestyle Growth Trust (MFC Global Investment Management (U.S.A.) Limited)
The Trust outperformed the benchmark index over the three-, five-, and ten-year periods and underperformed over the one-year period.
The Trust outperformed the Morningstar Category Average over the one-, three-, five-, and ten-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are slightly lower than the peer group median.

Lifestyle Moderate Trust (MFC Global Investment Management (U.S.A.) Limited)
The Trust outperformed the benchmark index over the three- five-, and ten-year periods and underperformed over the one-year period.
The Trust outperformed the Morningstar Category Average over the one-, three-, and ten-year periods and underperformed over the five-year period.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are slightly lower than the peer group median.

27

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Special Shareholder Meeting (unaudited)

A Special Meeting of the Shareholders of John Hancock Trust (the “Trust) was held at the Trust’s principal office at 601 Congress Street, Boston Massachusetts on January 8, 2008, as adjourned to January 28, 2008, as further adjourned with respect to the U.S. Multi Sector Trust to April 14, 2008.

Proposal 2:	Election of the following seven nominees as Trustees of JHT.

	Charles L. Bardelis		James R. Boyle		Peter S. Burgess		Elizabeth G. Cook
	Affirmative	Withhold	Affirmative	Withhold	Affirmative	Withhold	Affirmative	Withhold
Lifestyle Aggressive Trust	50,872,878.716	1,961,988.394	50,946,745.506	1,888,121.604	50,921,246.818	1,913,620.292	50,907,565.757	1,927,301.353
Lifestyle Balanced Trust	722,440,768.829	20,770,644.567	723,034,553.871	20,176,859.525	722,433,212.598	20,778,200.798	720,545,480.134	22,665,933.262
Lifestyle Conservative Trust	65,389,321.960	2,750,694.230	65,528,021.712	2,611,994.478	65,611,602.665	2,528,413.525	65,473,840.383	2,666,175.807
Lifestyle Growth Trust	946,764,608.398	29,697,145.982	947,824,234.423	28,637,519.957	946,471,249.016	29,990,505.364	943,307,647.684	33,154,106.696
Lifestyle Moderate Trust	165,584,234.992	6,207,868.098	165,651,245.422	6,140,857.668	165,642,602.046	6,149,501.044	165,433,962.426	6,358,140.664

	Hassell H. McClellan		James M. Oates		F. David Rolwing
	Affirmative	Withhold	Affirmative	Withhold	Affirmative	Withhold
Lifestyle Aggressive Trust	50,946,745.506	1,888,121.604	50,906,297.086	1,928,570.024	50,885,865.315	1,949,001.795
Lifestyle Balanced Trust	722,481,234.460	20,730,178.936	723,226,364.846	19,985,048.550	721,372,576.333	21,838,837.063
Lifestyle Conservative Trust	65,362,115.900	2,777,900.290	65,573,129.790	2,566,886.400	65,339,988.724	2,800,027.466
Lifestyle Growth Trust	946,360,876.615	30,100,877.765	946,829,605.598	29,632,148.782	943,767,169.609	32,694,584.771
Lifestyle Moderate Trust	165,252,975.838	6,539,127.252	165,512,328.830	6,279,774.260	165,164,102.973	6,628,000.117

28

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 2(a):	Approval of an Amendment to Declaration of Trust authorizing the conversion of JHT to another form of business entity.

	Affirmative	Against	Abstain
Lifestyle Aggressive Trust	49,084,826.720	1,929,857.028	1,820,183.362
Lifestyle Balanced Trust	683,811,435.522	28,980,061.966	30,419,915.908
Lifestyle Conservative Trust	61,807,102.575	2,930,186.480	3,402,727.135
Lifestyle Growth Trust	894,038,616.718	44,420,389.619	38,002,748.043
Lifestyle Moderate Trust	155,914,947.736	7,160,663.007	8,716,492.347

Proposal 2(b):	Approval of the Reorganization of JHT from a Massachusetts business trust to a Delaware limited liability company.

	Affirmative	Against	Abstain
Lifestyle Aggressive Trust	49,631,236.039	1,834,601.522	1,369,029.549
Lifestyle Balanced Trust	691,044,473.047	24,517,315.999	27,649,624.350
Lifestyle Conservative Trust	62,348,857.950	2,385,758.994	3,405,399.246
Lifestyle Growth Trust	901,842,718.763	40,455,015.540	34,164,020.077
Lifestyle Moderate Trust	158,629,967.312	5,740,667.277	7,421,468.501

Proposal 3(a):	Approval of an Amendment to the Advisory Agreement clarifying that the Adviser has authority to manage Fund assets directly.

	Affirmative	Against	Abstain
Lifestyle Aggressive Trust	49,286,244.856	1,980,468.446	1,568,153.808
Lifestyle Balanced Trust	695,201,519.809	21,153,254.262	26,856,639.325
Lifestyle Conservative Trust	62,696,536.999	2,725,607.393	2,717,871.798
Lifestyle Growth Trust	907,723,027.106	34,202,650.857	34,536,076.417
Lifestyle Moderate Trust	159,286,121.924	5,377,104.680	7,128,876.486

Proposal 3(b):	Approval of an Amendment to the Advisory Agreement clarifying the liability standard applicable to the Adviser.

	Affirmative	Against	Abstain
Lifestyle Aggressive Trust	49,415,240.603	2,230,364.370	1,189,262.137
Lifestyle Balanced Trust	694,217,270.070	21,530,074.340	27,464,068.986
Lifestyle Conservative Trust	62,121,089.929	3,130,910.342	2,888,015.919
Lifestyle Growth Trust	904,875,663.653	36,812,838.585	34,773,252.142
Lifestyle Moderate Trust	159,433,195.205	5,086,465.426	7,272,442.459

Proposal 3(c):	Approval of an Amendment to the Advisory Agreement transferring to a new service agreement with the Adviser the financial accounting and administrative services currently performed by the Adviser under the Advisory Agreement.

	Affirmative	Against	Abstain
Lifestyle Aggressive Trust	49,045,748.520	2,322,026.260	1,467,092.330
Lifestyle Balanced Trust	689,402,880.312	25,157,303.522	28,651,229.562
Lifestyle Conservative Trust	61,975,502.379	2,974,845.856	3,189,667.955
Lifestyle Growth Trust	897,888,276.173	41,008,291.464	37,565,186.743
Lifestyle Moderate Trust	157,032,016.266	6,463,014.245	8,297,072.579

Proposal 3(d):	Approval of an Amendment to the Advisory Agreement for each Lifestyle Trust restructuring the Advisory fee.

	Affirmative	Against	Abstain
Lifestyle Aggressive Trust	47,294,606.591	3,433,910.202	2,106,350.317
Lifestyle Balanced Trust	676,128,162.752	37,394,788.544	29,688,462.100
Lifestyle Conservative Trust	61,446,341.596	3,245,501.407	3,448,173.187
Lifestyle Growth Trust	879,925,375.574	56,530,569.849	40,005,808.957
Lifestyle Moderate Trust	156,097,044.101	8,249,846.930	7,445,212.059

Proposal 5(a):	Approval of Amended Fundamental Investment Restrictions regarding Concentration.

	Affirmative	Against	Abstain
Lifestyle Aggressive Trust	50,205,828.005	1,531,072.396	1,097,966.709
Lifestyle Balanced Trust	701,837,800.931	19,677,075.862	21,696,536.603
Lifestyle Conservative Trust	63,249,667.669	2,473,482.519	2,416,866.002
Lifestyle Growth Trust	917,611,271.543	27,108,096.699	31,742,386.138
Lifestyle Moderate Trust	159,948,387.525	4,550,308.972	7,293,406.593

29

John Hancock Trust
Special Shareholder Meeting (Unaudited)

Proposal 5(b):	Approval of Amended Fundamental Investment Restrictions regarding Diversification.

	Affirmative	Against	Abstain
Lifestyle Aggressive Trust	50,365,729.983	1,371,170.418	1,097,966.709
Lifestyle Balanced Trust	702,231,072.738	19,350,160.200	21,630,180.458
Lifestyle Conservative Trust	63,238,021.246	2,500,955.347	2,401,039.597
Lifestyle Growth Trust	918,462,508.912	25,948,886.222	32,050,359.246
Lifestyle Moderate Trust	160,221,736.419	4,547,844.099	7,022,522.572

Proposal 5(c):	Approval of Amended Fundamental Investment Restrictions regarding Borrowing.

	Affirmative	Against	Abstain
Lifestyle Aggressive Trust	49,631,399.141	2,105,501.260	1,097,966.709
Lifestyle Balanced Trust	699,753,729.106	21,641,422.274	21,816,262.016
Lifestyle Conservative Trust	63,318,336.043	2,505,674.861	2,316,005.286
Lifestyle Growth Trust	912,131,744.115	32,108,284.910	32,221,725.355
Lifestyle Moderate Trust	159,507,593.211	4,980,493.062	7,304,016.817

Proposal 5(d):	Approval of Amended Fundamental Investment Restrictions regarding Underwriting.

	Affirmative	Against	Abstain
Lifestyle Aggressive Trust	50,004,707.276	1,732,193.125	1,097,966.709
Lifestyle Balanced Trust	701,817,497.881	19,173,087.852	22,220,827.663
Lifestyle Conservative Trust	63,416,086.440	2,322,890.153	2,401,039.597
Lifestyle Growth Trust	915,087,351.281	29,027,197.526	32,347,205.573
Lifestyle Moderate Trust	159,988,421.785	4,482,496.616	7,321,184.689

Proposal 5(e):	Approval of Amended Fundamental Investment Restrictions regarding Real Estate.

	Affirmative	Against	Abstain
Lifestyle Aggressive Trust	50,174,479.916	1,562,420.485	1,097,966.709
Lifestyle Balanced Trust	701,474,472.370	20,102,178.669	21,634,762.357
Lifestyle Conservative Trust	63,363,706.664	2,384,205.197	2,392,104.329
Lifestyle Growth Trust	915,012,989.813	30,027,455.653	31,421,308.914
Lifestyle Moderate Trust	159,868,425.688	4,742,719.735	7,180,957.667

Proposal 5(f):	Approval of Amended Fundamental Investment Restrictions regarding Commodities.

	Affirmative	Against	Abstain
Lifestyle Aggressive Trust	50,139,248.834	1,597,651.567	1,097,966.709
Lifestyle Balanced Trust	701,377,479.564	19,816,284.562	22,017,649.270
Lifestyle Conservative Trust	63,447,101.117	2,284,003.464	2,408,911.609
Lifestyle Growth Trust	914,859,792.728	29,320,575.460	32,281,386.192
Lifestyle Moderate Trust	159,396,799.845	5,103,469.580	7,291,833.665

Proposal 5(g):	Approval of Amended Fundamental Investment Restrictions regarding Loans.

	Affirmative	Against	Abstain
Lifestyle Aggressive Trust	49,821,542.370	1,915,358.031	1,097,966.709
Lifestyle Balanced Trust	700,064,844.836	21,242,809.751	21,903,758.809
Lifestyle Conservative Trust	63,200,812.436	2,547,099.425	2,392,104.329
Lifestyle Growth Trust	913,419,806.532	31,539,045.790	31,502,902.058
Lifestyle Moderate Trust	159,498,266.962	5,133,600.368	7,160,235.760

Proposal 5(h):	Approval of Amended Fundamental Investment Restrictions regarding Senior Securities.

	Affirmative	Against	Abstain
Lifestyle Aggressive Trust	50,085,393.198	1,651,507.203	1,097,966.709
Lifestyle Balanced Trust	701,857,585.962	19,746,847.063	21,606,980.371
Lifestyle Conservative Trust	63,320,259.159	2,418,717.434	2,401,039.597
Lifestyle Growth Trust	916,552,760.637	28,146,778.596	31,762,215.147
Lifestyle Moderate Trust	160,134,757.219	4,680,592.839	6,976,753.032

30

John Hancock Trust
For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St., N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

31

American Funds Insurance Series® is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For more than 75 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investment portfolios
Global Discovery Fund
Global Growth Fund
Global Small Capitalization Fund
Growth Fund
International Fund
New World Fund
Blue Chip Income and Growth Fund
Global Growth and Income Fund
Growth-Income Fund
Asset Allocation Fund
Bond Fund
Global Bond Fund
High-Income Bond Fund
U.S. Government/AAA-Rated Securities Fund
Cash Management Fund

The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.

This report shows investment results for Class 1, 2 and 3 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution. Results discussed in the individual fund reports are for Class 2 shares. The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Investments outside the United States, especially those in developing countries, may be subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Small-company stocks involve additional risks and can fluctuate in price more than larger company stocks. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. The market indexes are unmanaged and their results do not reflect the effect of sales charges, commissions or expenses.

The six months ended June 30, 2008, proved a difficult period for investors. Most stock and many bond markets suffered losses in the wake of concerns over an economic slowdown in the U.S. and over continued turmoil and losses in the banking industry. Rising energy and food costs here and abroad have stoked fears of inflation, which in turn have undermined investor confidence.

During the period, Standard & Poor’s 500 Composite Index declined 11.9%. Within the index, nearly every sector posted negative returns, with the notable exception of energy, which gained 8.1% for the period, as oil prices hit record highs. By far, the biggest losses came from the financials sector, which fell 30.9%, due in part to ongoing fallout from subprime mortgages, substantial write-downs and concerns over liquidity. Many U.S. financial institutions were forced to raise capital, and a major investment bank, Bear Stearns, collapsed.

Outside the U.S., equity markets declined as a slowdown in the global economy and rising costs tempered investor sentiment. The MSCI EAFE (Europe, Australasia, Far East) Index slipped by 10.6%. Developing markets were not spared either. The MSCI Emerging Markets Index fell 11.6% for the period, though some specific markets were hit much worse. India declined by 41.4% and China lost 26.3%, as measured by MSCI.

There was also volatility in the bond markets, and results were markedly different from the first quarter of 2008 to the second. After mid-March, when the Federal Reserve orchestrated the buyout of Bear Stearns, rising yields prompted by inflation concerns generally led to weaker returns and a reversal of fortune within the various segments of the bond markets. The Citigroup Broad Investment-Grade (BIG) Index was up 1.4% for the six-month period, despite a 1.2% decline in the second quarter. Conversely, the Credit Suisse High Yield Index declined 1.1% for the period, but rose 1.8% in the second quarter.

Since credit problems surfaced last year, the prevailing tendency in the bond markets has been the reluctance of investors to take on risk. Not surprisingly, in the first six months of 2008, U.S. Treasuries were among the best fixed-income investments, gaining 2.2%. Global bonds fared even better, gaining 3.5%, aided by currency fluctuations during the first quarter. Spreads on most credit products, including corporate bonds and asset-backed securities, widened considerably in the first part of the year.

Meanwhile, the U.S. dollar continued to be weak. It dropped 5.1% against the yen, 7.3% against the euro and 0.4% against the British pound.

In an attempt to help stabilize financial markets, the Federal Reserve voted to cut the federal funds rate on four different occasions, lowering it from 4.25% to 2.00%. The Fed also lowered its discount rate from 4.75% to 2.25%. However, at its meeting on June 25, the central bank voted against lowering rates further, citing high uncertainty over the outlook for inflation. These inflation concerns were shared by consumers paying high prices for gas, food and other staples. Declines in housing prices contributed to the unease.

Recent global economic trends have contributed to the marketplace’s current inflationary conditions. An extended period of worldwide prosperity spurred demand for commodities and other products, especially in developing markets like China and India. Whether such high demand can be sustained will significantly influence future pricing of these products.

Given all the negative economic news, it is natural for investors to feel pessimistic. However, experience has taught us to focus on eventual economic recovery. Predicting how long this will take and what the immediate future will bring is our constant challenge. We encourage investors to maintain a long-term strategy, as we pursue attractive investments on their behalf.

As always, we will continue to pay close attention to the risks, as well as the opportunities, when making all our investment decisions. Amid the market uncertainty, we know it’s more important than ever that we bring our global research capabilities, investment experience and long-term approach to everything we do for our investors.

We look forward to reporting to you again in six months.

Cordially,

/s/ James K. Dunton	/s/ Donald D. O’Neal
James K. Dunton Vice Chairman of the Board	Donald D. O’Neal President

August 4, 2008

American Funds Insurance Series

Total returns for periods ended June 30, 2008

Fund results shown here for American Funds Insurance Series are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

		Cumulative		Average annual
		6 months	1 year	5 years	10 years	Lifetime	Gross expense ratios*
Global Discovery Fund (since 7/5/01)	Class 1	–12.91%	–6.40%	11.91%	—	5.91%	.60%
	Class 2	–13.04	–6.72	11.62	—	5.64	.85
Global Growth Fund (since 4/30/97)	Class 1	–9.64	–5.58	14.87	9.36%	10.85	.55
	Class 2	–9.74	–5.84	14.58	9.09	10.58	.80
Global Small Capitalization Fund (since 4/30/98)	Class 1	–12.28	–11.86	21.30	14.30	13.53	.73
	Class 2	–12.39	–12.06	21.01	14.02	13.26	.98
Growth Fund (since 2/8/84)	Class 1	–7.60	–6.01	11.82	9.39	13.98	.33
	Class 2	–7.71	–6.25	11.55	9.13	13.67	.58
	Class 3	–7.69	–6.19	11.62	9.20	13.77	.51
International Fund (since 5/1/90)	Class 1	–11.69	–5.78	18.54	9.25	10.35	.52
	Class 2	–11.83	–6.03	18.24	8.97	10.07	.77
	Class 3	–11.77	–5.92	18.33	9.05	10.16	.70
New World Fund (since 6/17/99)	Class 1	–8.58	4.34	23.65	—	13.14	.82
	Class 2	–8.68	4.12	23.35	—	12.86	1.07
Blue Chip Income and Growth Fund	Class 1	–15.07	–19.12	7.16	—	2.13	.42
(since 7/5/01)	Class 2	–15.13	–19.31	6.91	—	1.88	.67
Global Growth and Income Fund (since 5/1/06)	Class 1	–9.41	–5.50	—	—	5.87	.71
	Class 2	–9.52	–5.77	—	—	5.57	.96
Growth-Income Fund (since 2/8/84)	Class 1	–11.00	–13.37	8.23	6.13	12.03	.27
	Class 2	–11.08	–13.58	7.96	5.87	11.72	.52
	Class 3	–11.05	–13.53	8.04	5.94	11.83	.45
Asset Allocation Fund (since 8/1/89)	Class 1	–6.22	–7.19	8.74	5.33	8.91	.32
	Class 2	–6.36	–7.42	8.47	5.06	8.61	.57
	Class 3	–6.26	–7.33	8.55	5.14	8.71	.50
Bond Fund (since 1/2/96)	Class 1	–0.39	1.52	4.40	5.21	5.76	.41
	Class 2	–0.44	1.22	4.13	4.95	5.49	.66
Global Bond Fund (since 10/4/06)	Class 1	3.69	11.39	—	—	9.16	.61
	Class 2	3.61	11.09	—	—	8.84	.86
High-Income Bond Fund (since 2/8/84)	Class 1	–1.50	–3.51	6.58	5.45	9.78	.48
	Class 2	–1.65	–3.77	6.30	5.18	9.42	.73
	Class 3	–1.54	–3.71	6.38	5.26	9.58	.66
U.S. Government/AAA-Rated Securities Fund	Class 1	1.11	7.01	3.59	5.24	6.91	.46
(since 12/2/85)	Class 2	1.00	6.67	3.32	4.98	6.59	.71
	Class 3	0.99	6.80	3.40	5.05	6.71	.64
Cash Management Fund† (since 2/8/84)	Class 1	1.29	3.77	3.04	3.38	4.88	.33
	Class 2	1.17	3.48	2.80	3.13	4.57	.58
	Class 3	1.17	3.52	2.86	3.20	4.69	.51

*	The gross expense ratios are as of December 31, 2007, and do not reflect a fee waiver currently in effect; therefore, the actual expense ratios are lower. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table in this report or the most recent prospectus for details.

†	As of June 30, 2008, Cash Management Fund’s annualized seven-day yield was 1.91% (1.88% without the fee waiver) for Class 1 shares; 1.67% (1.63% without the fee waiver) for Class 2 shares; and 1.73% (1.70% without the fee waiver) for Class 3 shares. The fund’s yield more accurately reflects the fund’s current earnings than do the fund’s returns.

American Funds Insurance Series

The Americas
United States	46.8%
Brazil	1.2
Mexico	1.1
49.1

Europe
United Kingdom	3.8
Germany	2.4
France	2.4
Spain	2.3
Ireland	2.1
Sweden	1.7
Finland	1.3
Denmark	1.2
Netherlands	1.1
Other	2.7
21.0
Asia/Pacific Basin
Australia	5.0%
China	2.8
Hong Kong	2.2
Taiwan	1.7
India	1.4
Indonesia	1.1
Other	2.4
16.6

Other regions
South Africa	1.4
1.4

Short-term securities & other
assets less liabilities	11.9

Total	100.0%

Objective: Seeks long-term growth of capital through investments in services and information companies in the U.S. and around the world.

Special characteristics: Invests primarily in securities of companies whose prospects are tied to the services and information areas of the global economy.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Global Discovery Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/ afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Discovery Fund declined 13.04% during the six months ended June 30, 2008. The results trailed those of Standard & Poor’s 500 Composite Index, which fell 11.91%. However, the results beat those of the Global Service and Information Index, which lost 14.00%. The Lipper Multi-Cap Growth Funds Index was down 9.83% for the first half of the year. Over longer periods, such as one, three and five years, the fund outpaced all three indexes.

Nearly 40% of the fund’s assets were invested outside the United States as of June 30. However, many markets around the world suffered declines during the period, and volatility was widespread.

The fund’s results were hurt by investments in the financials sector, which suffered steep losses, and in consumer discretionary companies. Investments in companies that service the oil, gas and consumable fuels, and metals and mining industries, as well as health care companies, generally did well and helped the fund’s results.

We remain cautious on the outlook going forward. The U.S. economy still faces numerous challenges, and a restrained perspective seems most appropriate at this time.

American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/ afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Growth Fund recorded a decline of 9.74% for the six months ended June 30, 2008, but was slightly ahead of its benchmark, the MSCI World Index, which lost 10.25%. The fund also led the index over longer periods, such as the past one, three, five and 10 years.

Global stock markets were volatile during the period, and many declined. We stepped in a bit early to buy stocks of financial institutions as they reached prices that appeared attractive. We also could have taken better advantage of global commodities stocks, which continued to rise.

The fund’s results were helped by a defensive approach to emerging markets stocks. The portfolio counselors significantly reduced holdings in India and China, two markets that did very poorly in the first half of the year.

Given the volatility of current markets, we are mindful of how painful the experience can be for investors who are watching dramatic moves in stock prices, but we also recognize that difficult markets can create opportunities. The fund is braced for further market volatility, and we hope to capitalize on those opportunities as they arise.

Europe
France	6.4%
United Kingdom	5.8
Germany	5.4
Netherlands	4.8
Switzerland	1.9
Russia	1.7
Denmark	1.7
Spain	1.3
Italy	1.1
Finland	1.1
Greece	1.0
Other	3.0
35.2

The Americas
United States	23.6
Brazil	2.5
Canada	1.7
Other	1.4
29.2
Asia/Pacific Basin
Japan	6.9%
Australia	2.3
South Korea	2.1
China	1.8
India	1.6
Hong Kong	1.3
Taiwan	1.0
Other	.8
17.8

Short-term securities & other
assets less liabilities	17.8

Total	100.0%

Objective: Seeks growth of capital over time by investing primarily in common stocks of companies around the world.

Special characteristics: Can invest virtually anywhere in the world, including the U.S. The fund invests company by company — not by country or region — relying on thorough research to find the best opportunities.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

The Americas
United States	26.1%
Canada	7.6
Brazil	2.3
Argentina	.1
36.1

Asia/Pacific Basin
South Korea	6.6
Hong Kong	3.8
Australia	3.7
India	3.3
China	2.7
Philippines	2.2
Thailand	1.8
Japan	1.4
Kazakhstan	1.0
Other	2.8
29.3
Europe
United Kingdom	9.2%
Greece	6.0
Netherlands	2.1
Germany	1.5
Italy	1.1
Switzerland	1.0
Other	5.3
26.2

Other regions	.1

Short-term securities & other
assets less liabilities	8.3

Total	100.0%

Objective: Seeks long-term growth of capital by investing primarily in stocks of smaller companies around the world.

Special characteristics: Typically invests at least 80% of assets in stocks of companies with market capitalizations ranging from $50 million to $3.5 billion.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/ afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Small Capitalization Fund was down 12.39% for the six months ended June 30, 2008, trailing the S&P/ Citigroup Global/World Indexes, which declined 10.66%. The fund’s results were also below those of the Lipper Global Small-Cap Funds Average, which lost 11.71%. However, the fund’s results outpaced those of both indexes over longer periods, such as the past one, three, five and 10 years.

This has been a difficult and volatile period for stock markets around the world. The fund, which skews heavily toward investments outside the U.S., was nearly 66% invested abroad at the end of June. In the past few years, its global diversification has generally helped results. In the most recent period, however, its exposure to markets outside the U.S. generally detracted from returns.

The fund’s results were also held back by investments in companies in the construction and engineering, commercial banking and media industries. Results were helped by investments in companies involved in metals and mining, as well as oil, gas and consumable fuels.

American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/ afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Growth Fund was down 7.71% for the six months ended June 30, 2008, though it held up better than Standard & Poor’s 500 Composite Index, which lost 11.91%. The fund also beat its benchmark over longer periods, including the past one, three, five and 10 years.

The fund’s results outpaced those of its index by more than 4% primarily because the portfolio counselors avoided some of the worst problems in the financials sector. In a difficult U.S. market, the fund was helped by its investments in companies in the following industries: oil, gas and consumable fuels; metals and mining; and chemicals.

Even though only about 20% of the fund’s portfolio is invested outside the United States, investments abroad, for the most part, helped returns, especially in Canada and Germany.

Going forward, the fund’s managers will continue to look for opportunities created by changes in market conditions.

Objective: Seeks growth of capital by investing primarily in U.S. common stocks.

Special characteristics: Emphasizes investments in growth companies with the potential to provide strong earnings over many years. Can also invest in cyclical companies, companies in turnaround and companies that appear undervalued.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Europe
Germany	11.6%
France	8.0
Switzerland	7.6
Russia	5.1
United Kingdom	4.9
Italy	3.9
Spain	3.4
Norway	2.1
Ireland	1.8
Hungary	1.8
Austria	1.4
Sweden	1.1
Denmark	1.1
Other	3.2
57.0

Asia/Pacific Basin
Japan	8.6
South Korea	4.5
Taiwan	3.0
India	1.8
Australia	1.8
Asia/Pacific Basin (cont.)
Hong Kong	1.5%
Singapore	1.2
Philippines	1.0
Other	1.7
25.1

The Americas
Brazil	2.9
Mexico	1.1
Canada	.7
4.7

Other regions
South Africa	2.8
Israel	1.0
Egypt	.3
4.1

Short-term securities & other
assets less liabilities	9.1
Total	100.0%

Objective: Seeks growth of capital over time by investing primarily in common stocks of companies based outside the U.S.

Special characteristics: Invests mainly in growing companies, ranging from small firms to large corporations.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/ afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

International Fund fell by 11.83% during the six months ended June 30, 2008, trailing its benchmark, the MSCI ACWI (All Country World Index) ex USA, which was down 9.84%. Over the past 10-year period, the fund outpaced its benchmark.

Markets around the world were not insulated from the downturn in the United States economy. In fact, in China and India, stock market declines were far worse than in the U.S., following a long run-up in valuations. The speed with which some of these markets declined was at times surprising. Part of the reason is that manufacturing-based economies, like China and India, are more highly leveraged than service-based economies, like the U.S., and when market conditions change, the impact can be stronger.

The investment professionals in the fund continue to use experience, rigorous analysis and an extensive global research effort to scrutinize opportunities around the world. This approach has served the fund well over time and can continue to do so over the long term.

American Funds Insurance Series

New World Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/ afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

New World Fund was down 8.68% for the six months ended June 30, 2008, outpacing its relevant benchmark, the MSCI ACWI (All Country World Index), which fell 10.41%. During the same period, the MSCI Emerging Markets Index declined 11.64%. The fund had positive returns and outpaced the MSCI ACWI over the longer term, including the past one, three and five years.

Generally, global markets were weak during the period. Chinese, Indian and Turkish markets were all down more than 25% in U.S. dollars. Stronger markets, in dollar terms, included Israel, Brazil and Mexico.

Investments in British and Indian companies held back returns for the fund, while holdings in Latin American companies generally helped the fund. The fund’s investments in commercial banks and food and staples retailing stocks contributed to negative returns, while stocks related to commodities helped.

We maintain a cautious outlook for the time being but continue to build the portfolio one company at a time. We hope that the fund’s global diversification and research focus can continue to serve investors over the long term.

Europe
United Kingdom	4.9%
Russia	4.8
Turkey	3.0
Switzerland	2.3
Finland	2.2
Spain	1.6
Poland	1.6
France	1.6
Slovenia	1.4
Italy	1.3
Denmark	1.1
Germany	1.0
Austria	1.0
Other	1.8
29.6

The Americas
Brazil	10.0
United States	8.4
Mexico	4.6
Argentina	1.5
Colombia	1.4
Canada	1.1
Other	.9
27.9
Asia/Pacific Basin
China	3.6%
India	2.6
Malaysia	2.6
Japan	2.4
South Korea	2.0
Hong Kong	1.7
Australia	1.6
Indonesia	1.4
Taiwan	1.2
Philippines	1.0
Other	1.3
21.4

Other regions
Israel	3.2
South Africa	2.3
Other	.9
6.4

Short-term securities & other
assets less liabilities	14.7

Total	100.0%

Objective: Seeks long-term growth of capital by investing primarily in stocks of companies and bonds with significant exposure to countries that have developing economies and/or markets.

Special characteristics: Invests in securities of issuers based in qualified developing countries and in the developed world with significant assets or revenues attributable to developing countries.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Objective: Seeks to produce dividend income exceeding the average yield on the S&P 500 and provide an opportunity for growth of principal.

Special characteristics: Invests primarily in securities of well-established, high-quality U.S. companies with market capitalizations of $4 billion and above.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/ afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Blue Chip Income and Growth Fund recorded a decline of 15.13% for the six months ended June 30, 2008, and trailed Standard & Poor’s 500 Composite Index, which lost 11.91%.

The fund, which is designed to be at least 90% invested in top-quality companies at all times, was impacted during the period by the major moves throughout the broader market. Investments in banks and in other financials-sector stocks, which typically pay steady dividends and help meet the fund’s income objective, were particularly hard-hit by the ongoing credit problems that continued to affect the financials sector during the period.

The fund’s results were also held back by investments in pharmaceuticals, health care providers and services, and software companies. Food and staples retailing companies and oil, gas and consumable fuels companies provided a positive contribution to fund results.

In a currently slow economic environment in the U.S., we maintain a cautious outlook and a disciplined approach, as we await a more robust business recovery.

American Funds Insurance Series

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/ afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Growth and Income Fund fell 9.52% during the six months ended June 30, 2008, outpacing its relevant benchmark, the MSCI ACWI (All Country World Index), a measure of markets in both developed and developing countries, which declined 10.41%.

The fund’s returns were hurt by investments in commercial banks and diversified financial services companies. Investments in metals and mining companies, as well as oil, gas and consumable fuels, contributed positively to returns. The fund benefited from investments in Canada and Russia but saw declines in investments in Japan, Germany and France.

During the period, banking and housing problems that had begun in the U.S. helped create volatility in many stock markets around the world, and the dollar remained relatively weak. While stock markets in China and India lost more than 25% of their value, neither market had a strong negative impact on the fund, owing to stock selection.

As global markets continue to evolve, the fund’s managers rely on extensive research and flexibility to take advantage of new opportunities. Market declines can often open up new possibilities for long-term investments.

The Americas
United States	31.7%
Canada	6.0
Mexico	1.0
Other	.7
39.4
Europe
United Kingdom	5.3
France	3.9
Germany	2.5
Russia	2.1
Poland	1.6
Italy	1.6
Ireland	1.5
Netherlands	1.4
Finland	1.4
Spain	1.0
Other	3.0
25.3
Asia/Pacific Basin
Japan	6.3%
Taiwan	2.9
China	2.8
Singapore	2.1
Hong Kong	2.1
Australia	1.5
Other	2.0
19.7

Other regions
South Africa	1.0
1.0

Bonds, short-term securities & other
assets less liabilities	14.6

Total	100.0%

Objective: Seeks capital growth over time and to provide current income by investing primarily in stocks of well-established companies located around the world.

Special characteristics: Designed for investors seeking both capital appreciation and income; the fund tends to invest in stocks that are believed to be relatively resilient to market declines.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Objective: Seeks capital growth and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.

Special characteristics: Designed for investors seeking both capital appreciation and income; the fund invests in companies across a wide range of U.S. industries.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/ afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Growth-Income Fund was down 11.08% during the six months ended June 30, 2008, which was slightly better than the 11.91% decline of Standard & Poor’s 500 Composite Index. Over longer periods, the fund had positive returns and led the index for the past three, five and 10 years.

Investments in software, pharmaceuticals and diversified financial services companies hampered results for the fund. These negative results were partially offset by positive returns among oil, gas and consumable fuels companies and energy equipment and services companies.

Despite the negative impact from financials companies, the fund tends to have a diversified portfolio with a less restrictive income requirement, and exposure to financials was lower than the index. The fund’s other investments allowed it to modestly outpace the benchmark.

As in previous market downturns, we believe that this one should resolve itself favorably in due course. To this end, we continue to maintain a long-term perspective.

American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Asset Allocation Fund declined by 6.36% during the six months ended June 30, 2008. It outpaced Standard & Poor’s 500 Composite Index, which lost 11.91%. At the same time, the fund’s results trailed those of its fixed-income benchmark, the Lehman Brothers U.S. Aggregate Index, which gained 1.13%.

At the end of June, Asset Allocation Fund’s portfolio was 63.9% invested in equities, 21.6% invested in bonds and 14.5% invested in cash and equivalents.

On the equity side, the fund benefited from its investments in oil, gas and consumable fuels, metals and mining, and energy equipment and services companies. Investments in pharmaceuticals, wireless telecommunications and services, and thrifts and mortgage companies detracted from results.

Although fixed-income securities have generally provided better results than equities during the period, the threat of inflation and current low interest rates have dampened our enthusiasm for bonds at this time.

Objective: Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Objective: Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/ afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Bond Fund was down 0.44% during the six months ended June 30, 2008. The fund trailed the broader bond market, as measured by the Lehman Brothers U.S. Aggregate Index, which gained 1.13%.

For more than a year, the prevailing sentiment in the bond markets has been one of reluctance of investors to take risk. Because the objective of Bond Fund is to maximize current income and to preserve capital, much of the fund’s portfolio is invested in securities that offer higher yields than U.S. Treasury bonds. However, in this risk-averse climate, Treasuries produced strong results, while most other sectors lagged behind.

The fund’s results were challenged by some of its investments in the financials sector. However, our mortgage-backed and asset-backed security investment analysts were careful to keep from investing heavily in securities related to subprime mortgages until after the prices had declined substantially.

We continue to make investment decisions on the basis of our extensive research and on the basis of individual issuers, and we believe that this strategy continues to be a sound one for evaluating opportunities in the market.

American Funds Insurance Series

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/ afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Bond Fund had the best results among investment options in the American Funds Insurance Series, gaining 3.61% during the six months ended June 30, 2008. The fund narrowly beat the 3.53% return of the Lehman Brothers Global Aggregate Index. Results were significantly better than those of the fund’s peers in the Lipper Global Income Funds Average, which rose 0.86%.

Treasuries and government bonds around the world helped the fund, as did many currencies outside the U.S. Of the major currencies, the Brazilian real, Australian dollar and euro all helped returns. Israel and Poland had strong bond markets and currencies.

Lower quality bonds did not do as well as high-quality bonds and, thus, hampered results. Even relatively safe corporate bonds and mortgage-backed securities were challenged in the period. The widening of corporate spreads and the continued weakness of asset-backed securities detracted from results.

Global Bond Fund, with its emphasis on opportunities around the world, is a globally diversified fund with relatively high-quality holdings. It has the potential to do well even when equities are doing poorly, providing an option for investors looking to diversify their portfolios.

Net assets

Currency weighting by country	Currency weighting (after hedging)
United States[1]	33.9%
EMU[2]	31.3
Japan	15.5
Singapore	3.8
Malaysia	3.0
Denmark	2.6
Poland	2.5
Egypt	1.3
Switzerland	1.1
Australia	1.0

Currency weighting by country	Currency weighting (after hedging)
Sweden	.9%
Israel	.9
United Kingdom	.7
Canada	.6
Indonesia	.4
Mexico	.2
Brazil	.2
Turkey	.1
100.0%

Objective: Seeks a high level of total return over the long term by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

[1]	Includes U.S. dollar-denominated bonds of other countries, totaling 9.4%.

2	European Monetary Union consists of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovenia and Spain. Euro-denominated bonds include corporate and European government debt.

American Funds Insurance Series

Objective: Seeks to provide a high level of current income with capital appreciation as a secondary goal by investing primarily in higher yielding and generally lower quality debt securities.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/ afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

High-Income Bond Fund reported a decline of 1.65% during the six months ended June 30, 2008, slightly below its relevant index, the Credit Suisse High Yield Index, which lost 1.14%.

High-yield bonds were challenged by a general aversion to risk in the fixed-income markets, especially toward the end of the period, when high-yield issuance declined and deals were shelved.

The fund’s results were dampened by exposure to the banking, insurance, media and materials industries. The fund was helped by holdings in utilities, commercial services and supplies, food and beverage and health care securities.

Credit and liquidity remain a concern in the high-yield markets. Though the current environment is one of high price volatility, the fund has a healthy cash balance, and our investment professionals are stepping in judiciously where they see worthwhile possibilities. Opportunities continue to present themselves, and we are being prudent about where we invest.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/ afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 1.00% during the six months ended June 30, 2008, trailing its benchmark, the unmanaged Citigroup Treasury/Government Sponsored/ Mortgage Index, which gained 1.97%. The fund narrowly beat the Lipper General U.S. Government Funds Average, which gained 0.73%.

Fund results were helped by good returns for most Treasury and federal agency bonds. While the fund did well compared with its peer group, it trailed its index primarily because of nonagency asset-backed securities downgrades. Some of these asset-backed securities were guaranteed by bond insurers whose AAA ratings were lost to downgrades. We have reduced bonds whose ratings have come under pressure. Still, our exposure to these securities is quite limited.

We have increased the quality profile of the fund over the period. The fund remains an option for investors who want to diversify their equity or bond holdings or who hope to reduce the volatility of their investments during or near retirement.

Objective: Seeks to provide a high level of current income and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

The Citigroup Treasury/Government Sponsored/Mortgage Index was inadvertently omitted from the above chart in the 2007 annual report. Therefore, we are including the chart to show the historical results of the index, since it remains the fund’s primary benchmark.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

*	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

American Funds Insurance Series

Objective: Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Cash Management Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Cash Management Fund rose 1.17% during the six months ended June 30, 2008. Most investors view Cash Management Fund — with its investments in highly liquid, short-term money market securities — as a balance against the potential volatility of investing in stocks and bonds and as a place to keep assets while awaiting investment opportunities.

While investors undoubtedly welcome the ongoing positive returns the fund has generated, they should remember that the fund may not always have positive returns and that it is not guaranteed to maintain a stable net asset value.

American Funds Insurance Series

Global Discovery Fund

Summary investment portfolio June 30, 2008	unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets
Schlumberger	4.71%	Google	2.11%
Apple	2.21	Xinao Gas Holdings	1.79
American Medical Systems Holdings	2.21	Global Payments	1.77
Yahoo	2.15	Iberdrola Renovables	1.70
Ryanair Holdings	2.14	Boart Longyear	1.68

Common stocks — 87.37%

	Shares	Market value (000)	Percent of net assets
Software & services — 12.59%
Yahoo! Inc.[1]	260,000	$5,372	2.15%
Google Inc., Class A1	10,000	5,264	2.11
Global Payments Inc.	95,000	4,427	1.77
Oracle Corp.[1]	125,000	2,625	1.05
Microsoft Corp.	83,300	2,292	.92
MasterCard Inc., Class A	8,423	2,236	.89
United Internet AG2	108,000	2,127	.85
Wirecard AG1,2	158,000	2,024	.81
SAP AG2	35,000	1,831	.73
Other securities		3,259	1.31
		31,457	12.59

Energy — 8.70%
Schlumberger Ltd.	109,500	11,764	4.71
Smith International, Inc.	50,000	4,157	1.67
WorleyParsons Ltd.[2]	100,000	3,623	1.45
Baker Hughes Inc.	25,000	2,183	.87
		21,727	8.70

Banks — 7.99%
Banco Bradesco SA, preferred nominative	146,500	3,030	1.21
BOC Hong Kong (Holdings) Ltd.[2]	760,000	2,010	.80
Other securities		14,928	5.98
		19,968	7.99

Technology hardware & equipment — 6.93%
Apple Inc.[1]	33,000	5,526	2.21
Cisco Systems, Inc.[1]	145,000	3,373	1.35
Other securities		8,413	3.37
		17,312	6.93

Media — 6.00%
Time Warner Inc.	245,000	3,626	1.45
British Sky Broadcasting Group PLC[2]	305,000	2,865	1.15
Other securities		8,509	3.40
		15,000	6.00

Telecommunication services — 5.74%
Millicom International Cellular SA	40,000	4,140	1.66
MTN Group Ltd.[2]	217,000	3,445	1.38
Singapore Telecommunications Ltd.[2]	730,000	1,949	.78
Other securities		4,814	1.92
		14,348	5.74

American Funds Insurance Series

Global Discovery Fund

Common stocks

	Shares	Market value (000)	Percent of net assets

Utilities — 5.69%
Xinao Gas Holdings Ltd.[2]	2,610,000	$4,470	1.79%
Iberdrola Renovables, SA Unipersonal[1,2]	550,000	4,248	1.70
Veolia Environnement[2]	64,700	3,607	1.44
Hong Kong and China Gas Co. Ltd.[2]	786,500	1,886	.76
		14,211	5.69

Health care equipment & services — 4.96%
American Medical Systems Holdings, Inc.[1]	369,000	5,517	2.21
Inverness Medical Innovations, Inc.[1]	87,000	2,886	1.15
Varian Medical Systems, Inc.[1]	38,000	1,970	.79
Other securities		2,030	.81
		12,403	4.96

Retailing — 4.79%
Amazon.com, Inc.[1]	40,000	2,933	1.17
Other securities		9,037	3.62
		11,970	4.79

Insurance — 3.94%
American International Group, Inc.	150,000	3,969	1.59
Sampo Oyj, Class A2	125,000	3,144	1.26
Other securities		2,723	1.09
		9,836	3.94

Capital goods — 2.89%
Boart Longyear Ltd.[2,3]	1,269,230	2,710
Boart Longyear Ltd.[2]	700,000	1,494	1.68
Max India Ltd.[1,2]	500,000	1,828	.73
Other securities		1,190	.48
		7,222	2.89

Pharmaceuticals, biotechnology & life sciences — 2.67%
Novo Nordisk A/S, Class B2	46,000	3,033	1.21
Other securities		3,648	1.46
		6,681	2.67

Commercial services & supplies — 2.35%
Randstad Holding NV2	80,000	2,793	1.12
Downer EDI Ltd.[2]	327,173	2,153	.86
Other securities		927	.37
		5,873	2.35

Transportation — 2.17%
Ryanair Holdings PLC (ADR)[1]	186,400	5,344	2.14
Other securities		79	.03
		5,423	2.17

Diversified financials — 1.36%
Other securities		3,400	1.36

American Funds Insurance Series

Global Discovery Fund

Common stocks

		Market value (000)	Percent of net assets

Consumer durables & apparel — 1.21%
Other securities		$3,021	1.21%

Food & staples retailing — 1.06%
Other securities		2,658	1.06
	Shares

Consumer services — 1.02%
Las Vegas Sands Corp.[1]	40,000	1,898	.76
Other securities		644	.26
		2,542	1.02

Other — 1.07%
Other securities		2,663	1.07

Miscellaneous — 4.24%
Other common stocks in initial period of acquisition		10,586	4.24
Total common stocks (cost: $218,504,000)		218,301	87.37

Convertible securities — 0.77%

Other — 0.70%
Other securities	1,736	.70

Miscellaneous — 0.07%
Other convertible securities in initial period of acquisition	174	.07
Total convertible securities (cost: $2,121,000)	1,910	.77

American Funds Insurance Series

Global Discovery Fund

Short-term securities — 10.99%

	Principal amount (000)	Market value (000)	Percent of net assets

Enterprise Funding Corp. 2.55% due 7/1/2008[4]	$4,500	$4,500	1.80%
Pfizer Inc 2.28% due 9/26/2008[4]	4,300	4,270	1.71
Brown-Forman Corp. 2.13% due 7/23/2008[4]	3,950	3,943	1.58
Honeywell International Inc. 2.08% due 7/29/2008[4]	3,400	3,393	1.36
Procter & Gamble International Funding S.C.A. 2.27% due 9/17/2008[4]	3,300	3,280	1.31
John Deere Capital Corp. 2.06% due 7/22/2008[4]	2,800	2,796	1.12
Coca-Cola Co. 2.10% due 8/5/2008[4]	2,000	1,995	.80
Kimberly-Clark Worldwide Inc. 2.10% due 8/11/2008[4]	2,000	1,994	.80
Other securities		1,291	.51
Total short-term securities (cost: $27,475,000)		27,462	10.99
Total investment securities (cost: $248,100,000)		247,673	99.13
Other assets less liabilities		2,177	.87
Net assets		$249,850	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $87,656,000, which represented 35.08% of the net assets of the fund.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/4/07 at a cost of $1,922,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $4,446,000, which represented 1.78% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $26,171,000, which represented 10.47% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Growth Fund

Summary investment portfolio June 30, 2008	unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets
Koninklijke KPN	1.72%	Deutsche Post	1.27%
Novo Nordisk	1.67	Uralkali	1.17
Microsoft	1.48	Vallourec	1.12
Samsung Electronics	1.44	NTT DoCoMo	1.10
General Electric	1.34	Yahoo	1.05

Common stocks — 82.17%

	Shares	Market value (000)	Percent of net assets

Information technology — 13.32%
Microsoft Corp.	3,095,000	$85,143	1.48%
Samsung Electronics Co., Ltd.[1]	138,440	82,803	1.44
Yahoo! Inc.[2]	2,927,200	60,476	1.05
STMicroelectronics NV1	4,454,000	45,980	.80
Nokia Corp.[1]	1,486,500	36,435
Nokia Corp. (ADR)	334,000	8,183	.78
Oracle Corp.[2]	2,000,000	42,000	.73
International Business Machines Corp.	350,000	41,485	.72
Google Inc., Class A2	75,000	39,481	.69
Cisco Systems, Inc.[2]	1,611,000	37,472	.65
Other securities		286,834	4.98
		766,292	13.32

Consumer discretionary — 10.29%
GOME Electrical Appliances Holding Ltd.[1]	124,172,000	58,730	1.02
Honda Motor Co., Ltd.[1]	1,508,800	51,424	.89
Virgin Media Inc.[2]	2,834,000	38,571	.67
Lowe’s Companies, Inc.	1,615,000	33,511	.58
Other securities		409,840	7.13
		592,076	10.29

Industrials — 9.39%
General Electric Co.	2,895,455	77,280	1.34
Deutsche Post AG1	2,802,700	73,159	1.27
Vallourec SA1	185,000	64,666	1.12
KBR, Inc.	1,605,000	56,031	.97
Schneider Electric SA1	394,091	42,503	.74
Other securities		226,542	3.95
		540,181	9.39

Financials — 8.64%
Macquarie Group Ltd.[1]	1,250,000	58,063	1.01
Banco Santander, SA1	2,957,514	53,996	.94
Allianz SE1	292,000	51,339	.89
Société Générale[1]	460,000	39,625	.69
Other securities		294,104	5.11
		497,127	8.64

Health care — 7.98%
Novo Nordisk A/S, Class B1	1,455,200	95,958	1.67
Roche Holding AG1	293,500	52,834	.92
UCB SA1	1,350,020	49,683	.86
Other securities		260,296	4.53
		458,771	7.98

American Funds Insurance Series

Global Growth Fund

Common stocks

	Shares	Market value (000)	Percent of net assets

Materials — 7.78%
JSC Uralkali (GDR)[1]	484,568	$35,160
JSC Uralkali (GDR)[1,3]	444,915	32,282	1.17%
AMG Advanced Metallurgical Group NV1,2	696,200	59,065	1.03
Central African Mining & Exploration Co. PLC[1,2]	38,250,000	42,262	.73
Other securities		278,839	4.85
		447,608	7.78

Telecommunication services — 7.39%
Koninklijke KPN NV1	5,775,830	98,799	1.72
NTT DoCoMo, Inc.[1]	43,200	63,464	1.10
Vodafone Group PLC (ADR)	1,000,000	29,460
Vodafone Group PLC[1]	7,131,250	21,019	.88
KDDI Corp.[1]	5,517	34,216	.59
Other securities		177,916	3.10
		424,874	7.39

Consumer staples — 6.19%
Unilever NV, depository receipts[1]	1,684,000	47,785	.83
Avon Products, Inc.	945,800	34,068	.59
Other securities		274,437	4.77
		356,290	6.19

Energy — 5.86%
TOTAL SA1	490,000	41,798	.73
Schlumberger Ltd.	360,000	38,675	.67
Tenaris SA (ADR)	465,000	34,642	.60
Royal Dutch Shell PLC, Class B1	574,666	23,104
Royal Dutch Shell PLC, Class B (ADR)	139,643	11,187	.60
Other securities		187,337	3.26
		336,743	5.86

Utilities — 3.75%
British Energy Group plc[1]	2,700,000	38,182	.66
SUEZ SA1	550,000	37,376	.65
Other securities		139,995	2.44
		215,553	3.75

Miscellaneous — 1.58%
Other common stocks in initial period of acquisition		90,668	1.58
Total common stocks (cost: $4,368,177,000)		4,726,183	82.17

American Funds Insurance Series

Global Growth Fund

Short-term securities — 17.82%

	Principal amount (000)	Market value (000)	Percent of net assets

Federal Home Loan Bank 2.06%–2.52% due 7/2–12/29/2008	$130,400	$129,883	2.26%
Fannie Mae 1.86%–2.36% due 8/20–9/17/2008	106,600	106,237	1.85
AstraZeneca PLC 2.25%–2.92% due 8/26–10/1/2008[3]	79,900	79,336	1.38
Freddie Mac 2.06%–2.205% due 7/3–9/12/2008	70,800	70,593	1.23
American Honda Finance Corp. 2.12% due 7/16/2008	68,500	68,429	1.19
Novartis Finance Corp. 2.06%–2.30% due 7/29–8/7/2008[3]	52,300	52,179	.91
BASF AG 2.15% due 7/25/2008[3]	50,000	49,925	.87
Bank of America Corp. 2.52% due 8/1/2008	36,300	36,219
Ranger Funding Co. LLC 2.77% due 9/16/2008[3]	11,700	11,630	.83
National Australia Funding (Delaware) Inc. 2.58%–2.65% due 7/15–8/4/2008[3]	44,500	44,417	.77
Jupiter Securitization Co., LLC 2.47% due 7/18/2008[3]	23,600	23,571
Park Avenue Receivables Co., LLC 2.50% due 8/5/2008[3]	19,600	19,551	.75
Barton Capital LLC 2.45%–2.47% due 7/8–7/9/2008[3]	29,800	29,783	.52
Other securities		303,590	5.26
Total short-term securities (cost: $1,025,494,000)		1,025,343	17.82
Total investment securities (cost: $5,393,671,000)		5,751,526	99.99
Other assets less liabilities		314	.01
Net assets		$5,751,840	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with market value of $1,539,000, which represented .03% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,927,615,000, which represented 50.90% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $579,432,000, which represented 10.07% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Small Capitalization Fund

Summary investment portfolio June 30, 2008	unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets
Jumbo	2.89%	Advanced Metallurgical Group	1.47%
Oilexco	2.73	Central African Mining & Exploration	1.45
Fourlis	2.10	Kingboard Chemical Holdings	1.40
Novell	1.47	OPTI Canada	1.28
Xinao Gas Holdings	1.47	Regal Petroleum	1.03

Common stocks — 91.14%

	Shares	Market value (000)	Percent of net assets

Industrials — 14.25%
International Container Terminal Services, Inc.[1]	47,285,000	$31,077	.82%
Samsung Engineering Co., Ltd.[1]	370,550	27,675	.73
Hyunjin Materials Co., Ltd.[1]	605,000	27,352	.72
Sungkwang Bend Co., Ltd.[1]	748,934	21,332	.56
GS Engineering & Construction Corp.[1]	175,000	19,098	.50
Horizon North Logistics Inc.[2]	5,400,000	17,501	.46
Corrections Corporation of America[2]	600,000	16,482	.44
Other securities		378,908	10.02
		539,425	14.25

Consumer discretionary — 13.76%
Jumbo SA1,3	3,900,085	109,336	2.89
Fourlis[1,3]	2,708,385	79,340	2.10
Lions Gate Entertainment Corp.[2]	2,750,000	28,490	.75
Rambler Media Ltd.[1,2,3]	810,000	22,122	.59
Schibsted ASA[1]	741,000	21,045	.56
Central European Media Enterprises Ltd., Class A2	225,000	20,369	.54
Life Time Fitness, Inc.[2]	659,400	19,485	.51
Pantaloon Retail (India) Ltd.[1]	2,000,000	16,367	.43
Other securities		203,961	5.39
		520,515	13.76

Materials — 13.42%
AMG Advanced Metallurgical Group NV1,2	656,000	55,655	1.47
Central African Mining & Exploration Co. PLC[1,2]	49,705,000	54,918	1.45
KazakhGold Group Ltd. (GDR)[1,2,4]	1,500,000	34,493
KazakhGold Group Ltd. (GDR)[1,2]	164,402	3,780	1.01
African Minerals Ltd.[1,2,3]	6,905,000	23,669
African Minerals Ltd.[1,2,3,5]	2,480,000	8,501	.85
European Goldfields Ltd.[1,2]	4,691,100	22,071	.58
Gindalbie Metals Ltd.[1,2]	14,074,863	19,558	.52
Lynas Corp. Ltd.[1,2]	15,117,916	18,798	.50
Other securities		266,446	7.04
		507,889	13.42

Information technology — 11.95%
Novell, Inc.[2]	9,468,800	55,771	1.47
Kingboard Chemical Holdings Ltd.[1]	11,482,000	52,922	1.40
Heartland Payment Systems, Inc.	1,000,000	23,600	.62
Mentor Graphics Corp.[2]	1,155,000	18,249	.48
Other securities		301,507	7.98
		452,049	11.95

American Funds Insurance Series

Global Small Capitalization Fund

Common stocks

	Shares	Market value (000)	Percent of net assets

Health care — 10.77%
NuVasive, Inc.[2]	713,200	$31,851	.84%
Volcano Corp.[2]	2,132,000	26,010	.69
ArthroCare Corp.[2]	632,000	25,792	.68
Beckman Coulter, Inc.	357,500	24,142	.64
Masimo Corp.[2]	694,300	23,849	.63
Gerresheimer AG, non-registered shares[1]	392,500	19,985	.53
ABIOMED, Inc.[2]	1,025,000	18,194	.48
Other securities		237,652	6.28
		407,475	10.77

Energy — 9.36%
Oilexco Inc. (GBP denominated)[1,2,5]	1,900,000	35,849
Oilexco Inc. (GBP denominated)[1,2]	1,755,000	33,113
Oilexco Inc.[2,5]	985,000	18,825
Oilexco Inc.[2]	803,900	15,364	2.73
OPTI Canada Inc.[2]	2,131,100	48,349	1.28
Regal Petroleum PLC[1,2]	7,555,500	38,893	1.03
Heritage Oil Ltd.[1,2]	4,563,000	31,219	.82
Concho Resources Inc.[2]	827,800	30,877	.82
Quicksilver Resources Inc.[2]	500,100	19,324	.51
Other securities		82,299	2.17
		354,112	9.36
Financials — 5.06%
Dolphin Capital Investors Ltd.[1,2]	9,441,320	18,599	.49
Other securities		173,026	4.57
		191,625	5.06
Utilities — 3.35%
Xinao Gas Holdings Ltd.[1]	32,539,000	55,730	1.47
EDF Energies Nouvelles SA1	283,400	19,009	.50
Manila Electric Co.[1]	21,037,280	18,056	.48
Other securities		33,962	.90
		126,757	3.35
Consumer staples — 3.06%
Kernel Holding SA1,2	1,555,000	26,819	.71
Andersons, Inc.	400,000	16,284	.43
Other securities		72,867	1.92
		115,970	3.06

Telecommunication services — 1.30%
Other securities		49,132	1.30

Miscellaneous — 4.86%
Other common stocks in initial period of acquisition		183,646	4.86
Total common stocks (cost: $3,111,659,000)		3,448,595	91.14

American Funds Insurance Series

Global Small Capitalization Fund

Rights & warrants — 0.04%

	Market value (000)	Percent of net assets

Other — 0.04%
Other securities	$1,700	.04%
Total rights & warrants (cost: $2,835,000)	1,700	.04

Convertible securities — 0.50%

Other — 0.50%
Other securities	18,749	.50
Total convertible securities (cost: $13,395,000)	18,749	.50

Short-term securities — 7.86%

	Principal amount (000)

Federal Home Loan Bank 2.03%–2.22% due 9/22–10/29/2008	$43,800	43,502	1.15
Freddie Mac 2.035%–2.22% due 7/14–9/22/2008	39,300	39,194	1.03
American Honda Finance Corp. 2.11%–2.21% due 7/21–8/14/2008	30,600	30,533	.81
KfW 2.08% due 7/18/2008[4]	26,000	25,967	.69
BASF AG 2.20% due 7/15/2008[4]	23,400	23,375	.62
Ranger Funding Co. LLC 2.50% due 7/1/2008[4]	23,000	22,999	.61
Liberty Street Funding Corp. 2.78% due 7/30/2008[4]	20,900	20,852	.55
Westpac Banking Corp. 2.43% due 7/16/2008[4]	17,700	17,680	.47
Electricité de France 2.25% due 7/23/2008[4]	16,700	16,673	.44
Other securities		56,605	1.49
Total short-term securities (cost: $297,418,000)		297,380	7.86
Total investment securities (cost: $3,425,307,000)		3,766,424	99.54
Other assets less liabilities		17,490	.46
Net assets		$3,783,914	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Global Small Capitalization Fund

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund’s holdings in affiliated companies is included in “Other securities” under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 6/30/08 (000)
Jumbo SA1	3,436,686	463,399	—	3,900,085	—	$109,336
Fourlis[1]	2,010,385	698,000	—	2,708,385	$1,270	79,340
African Minerals Ltd.[1,2]	6,905,000	—	—	6,905,000	–	23,669
African Minerals Ltd.[1,2,5]	2,480,000	—	—	2,480,000	—	8,501
Rambler Media Ltd.[1,2]	718,400	91,600	—	810,000	—	22,122
JVM Co., Ltd.[1]	316,500	95,000	—	411,500	—	15,355
Allied Gold Ltd.[1,2]	19,548,500	—	—	19,548,500	—	11,052
Allied Gold Ltd. (GBP denominated)[1,2]	—	3,800,000	—	3,800,000	—	2,304
Lonrho PLC[1,2]	20,224,000	—	—	20,224,000	—	9,264
OSIM International Ltd.[1,2]	28,920,000	—	—	28,920,000	—	6,169
Southern Pacific Resource Corp.[2]	5,950,000	—	—	5,950,000	—	4,091
CallWave, Inc.[2]	1,348,700	—	—	1,348,700	—	3,507
Ondine Biopharma Corp.[2,5]	2,620,000	—	—	2,620,000	—	2,213
Ondine Biopharma Corp. (GBP denominated)[1,2,5]	490,000	—	—	490,000	—	410
Ondine Biopharma Corp.[2]	400,000	—	—	400,000	—	338
Akeena Solar, Inc.[6]	—	1,625,000	1,625,000	—	—	—
Gemfields Resources PLC[1,2,5,6]	4,816,000	3,333,333	—	8,149,333	—	—
Gemfields Resources PLC[1,2,6]	2,000,000	—	—	2,000,000	—	—
					$1,270	$297,671

American Funds Insurance Series

Global Small Capitalization Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,174,784,000, which represented 57.47% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.

[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $201,667,000, which represented 5.33% of the net assets of the fund.

[5]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets
Oilexco Inc. (GBP denominated)	12/15/2005	$6,195	$35,849	.95%
Oilexco Inc.	12/22/2005–3/7/2007	2,762	18,825	.50
African Minerals Ltd.	12/12/2006	5,606	8,501	.22
Gemfields Resources PLC	11/7/2005–6/6/2008	6,715	5,683	.15
Ondine Biopharma Corp.	6/23/2004–10/25/2006	4,110	2,213	.06
Ondine Biopharma Corp. (GBP denominated)	5/18/2005	766	410	.01
Other restricted securities		54,325	53,096	1.40
Total restricted securities		$80,479	$124,577	3.29%

[6]	Unaffiliated issuer at 6/30/2008.

Key to abbreviations

GBP = British Pounds

GDR = Global Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund	unaudited

Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets		Percent of net assets
Google	2.93%	Philip Morris International	1.67%
Cisco Systems	2.52	Newmont Mining	1.66
Suncor	2.07	Berkshire Hathaway	1.66
Schlumberger	2.06	Barrick Gold	1.64
Microsoft	1.71	Canadian Natural Resources	1.57

Common stocks — 94.16%

	Shares	Market value (000)	Percent of net assets

Energy — 19.29%
Suncor Energy Inc.	10,368,848	$602,864	2.07%
Schlumberger Ltd.	5,606,900	602,349	2.06
Canadian Natural Resources, Ltd.	4,625,700	458,118	1.57
Tenaris SA (ADR)	5,245,000	390,752	1.34
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	4,260,000	301,736	1.03
Devon Energy Corp.	2,478,700	297,841	1.02
EOG Resources, Inc.	2,143,728	281,257	.96
Murphy Oil Corp.	2,698,800	264,617	.91
Peabody Energy Corp.	2,653,000	233,597	.80
Transocean Inc.[1]	1,460,261	222,529	.76
Noble Energy, Inc.	1,900,000	191,064	.65
Baker Hughes Inc.	2,038,500	178,042	.61
Core Laboratories NV1,2	1,197,700	170,493	.58
Petro-Canada	3,005,300	168,565	.58
Other securities		1,270,195	4.35
		5,634,019	19.29

Information technology — 18.71%
Google Inc., Class A1	1,626,000	855,959	2.93
Cisco Systems, Inc.[1]	31,596,900	734,944	2.52
Microsoft Corp.	18,175,000	499,994	1.71
Nokia Corp. (ADR)	11,830,000	289,835
Nokia Corp.[3]	6,184,000	151,575	1.51
Oracle Corp.[1]	14,927,800	313,484	1.07
Yahoo! Inc.[1]	14,365,000	296,781	1.02
Fidelity National Information Services, Inc.	7,190,000	265,383	.91
Samsung Electronics Co., Ltd.[3]	410,000	245,228	.84
Red Hat, Inc.[1,2]	11,511,000	238,163	.82
International Business Machines Corp.	1,600,000	189,648	.65
Other securities		1,382,968	4.73
		5,463,962	18.71

Consumer discretionary — 11.93%
Lowe’s Companies, Inc.	17,326,000	359,515	1.23
Johnson Controls, Inc.	10,949,100	314,020	1.08
Best Buy Co., Inc.	7,920,000	313,632	1.08
Target Corp.	6,490,000	301,720	1.03
Kohl’s Corp.[1]	6,645,000	266,066	.91
Garmin Ltd.	4,770,000	204,347	.70
Other securities		1,723,234	5.90
		3,482,534	11.93

American Funds Insurance Series

Growth Fund

Common stocks

	Shares	Market value (000)	Percent of net assets
Materials — 9.91%
Newmont Mining Corp.	9,305,000	$485,349	1.66%
Barrick Gold Corp.	10,500,000	477,750	1.64
Potash Corp. of Saskatchewan Inc.	1,900,000	434,283	1.49
K+S AG3	725,000	416,203	1.42
Freeport-McMoRan Copper & Gold Inc.	2,604,500	305,221	1.05
Rio Tinto PLC[3]	1,464,233	179,586	.61
Other securities		595,382	2.04
		2,893,774	9.91

Health care — 7.93%
Roche Holding AG3	2,465,000	443,733	1.52
Gilead Sciences, Inc.[1]	6,600,000	349,470	1.20
Charles River Laboratories International, Inc.[1]	3,135,000	200,389	.69
Stryker Corp.	2,708,437	170,307	.58
Other securities		1,150,457	3.94
		2,314,356	7.93

Financials — 6.72%
Berkshire Hathaway Inc., Class A1	4,011	484,329	1.66
White Mountains Insurance Group, Ltd.	389,800	167,224	.57
Other securities		1,311,839	4.49
		1,963,392	6.72

Industrials — 6.53%
Boeing Co.	3,465,000	227,720	.78
General Electric Co.	7,370,000	196,705	.67
KBR, Inc.	5,397,130	188,414	.65
Other securities		1,294,207	4.43
		1,907,046	6.53

Consumer staples — 5.83%
Philip Morris International Inc.	9,895,000	488,714	1.67
Bunge Ltd.	2,143,600	230,844	.79
Coca-Cola Co.	4,225,000	219,616	.75
Other securities		763,688	2.62
		1,702,862	5.83

Telecommunication services — 1.38%
Sprint Nextel Corp., Series 1	19,500,000	185,250	.63
Other securities		217,875	.75
		403,125	1.38

Utilities — 1.14%
Other securities		333,080	1.14

Miscellaneous — 4.79%
Other common stocks in initial period of acquisition		1,400,029	4.79
Total common stocks (cost: $24,001,159,000)		27,498,179	94.16

American Funds Insurance Series

Growth Fund

Convertible securities — 0.12%

	Market value (000)	Percent of net assets

Other — 0.12%
Other securities	$35,436	.12%
Total convertible securities (cost: $39,100,000)	35,436	.12

Bonds, notes & other debt instruments — 0.11%

Other — 0.11%
Other securities	32,916	.11
Total bonds, notes & other debt instruments (cost: $33,012,000)	32,916	.11

Short-term securities — 5.77%

	Principal amount (000)

Federal Home Loan Bank 1.72%–2.12% due 7/18–11/6/2008	$283,300	282,144	.96
Freddie Mac 2.08%–2.30% due 7/2–11/3/2008	210,396	209,485	.72
Fannie Mae 2.06%–2.37% due 7/16–10/3/2008	190,000	189,507	.65
Coca-Cola Co. 1.98%–2.10% due 7/15–8/5/2008[4]	87,100	86,960	.30
Other securities		916,496	3.14
Total short-term securities (cost: $1,685,216,000)		1,684,592	5.77
Total investment securities (cost: $25,758,487,000)		29,251,123	100.16
Other assets less liabilities		(48,675)	(.16)
Net assets		$29,202,448	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $217,427,000, which represented .74% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

American Funds Insurance Series

Growth Fund

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund’s affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of “Other securities” under their respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 6/30/08 (000)
Red Hat, Inc.[1]	11,511,000	—	—	11,511,000	—	$238,163
Core Laboratories NV1	1,197,700	—	—	1,197,700	—	170,493
Chipotle Mexican Grill, Inc., Class B1	1,195,200	—	—	1,195,200	—	90,070
Chipotle Mexican Grill, Inc., Class A1	920,000	—	—	920,000	—	76,010
Graco Inc.	3,000,000	661,531	—	3,661,531	$1,150	139,394
Bare Escentuals, Inc.[1]	5,850,000	70,000	—	5,920,000	—	110,882
Digital River, Inc.[1]	2,430,000	195,000	—	2,625,000	—	101,272
Rosetta Resources Inc.[1,4]	2,980,000	—	—	2,980,000	—	84,930
Minerals Technologies Inc.	1,000,000	25,000	—	1,025,000	103	65,180
KGen Power Corp.[1,3,4]	3,166,128	—	—	3,166,128	—	60,948
Heartland Payment Systems, Inc.	1,400,000	1,026,600	—	2,426,600	321	57,268
Blue Nile, Inc.[1]	824,000	219,000	—	1,043,000	—	44,348
DataPath, Inc.[1,3,4]	2,819,968	—	—	2,819,968	—	5,640
Georgia Gulf Corp.[5]	2,224,000	—	1,114,000	1,110,000	267	—
					$1,841	$1,244,598

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,780,670,000, which represented 9.52% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $753,353,000, which represented 2.58% of the net assets of the fund.

[5]	Unaffiliated issuer at 6/30/2008.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Fund	unaudited

Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets		Percent of net assets
Bayer	4.92%	Gazprom	2.16%
Roche	2.75	Nestlé	1.94
Uralkali	2.36	E.ON	1.88
MTN Group	2.23	Novartis	1.71
Eni	2.18	L’Oréal	1.61

Common stocks — 90.86%

	Shares	Market value (000)	Percent of net assets

Financials — 17.66%
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,165,000	$147,873	1.41%
Erste Bank der oesterreichischen Sparkassen AG1	2,165,000	134,005	1.28
UniCredit SpA[1]	21,334,000	130,052	1.24
Mitsubishi Estate Co., Ltd.[1]	4,850,000	110,925	1.06
Banco Santander, SA1	5,700,000	104,066	1.00
AXA SA1	3,126,611	92,211	.88
Banco Bilbao Vizcaya Argentaria, SA1	4,626,000	88,173	.84
OTP Bank PLC[1,2]	2,035,000	84,939	.81
Hana Financial Holdings[1]	1,719,042	66,023	.63
UBS AG1,2	3,079,608	63,872	.61
Other securities		827,837	7.90
		1,849,976	17.66

Materials — 12.28%
Bayer AG, non-registered shares[1]	6,138,023	515,866	4.92
JSC Uralkali (GDR)[1]	2,880,760	209,025
JSC Uralkali (GDR)[1,3]	521,427	37,834	2.36
ArcelorMittal[1]	940,000	92,847	.89
Nitto Denko Corp.[1]	2,085,832	80,049	.76
Linde AG1	552,500	77,506	.74
POSCO[1]	136,900	71,185	.68
Other securities		202,626	1.93
		1,286,938	12.28

Health care — 11.50%
Roche Holding AG1	1,600,268	288,070	2.75
Novartis AG1	3,250,000	178,788	1.71
Merck KGaA[1]	972,655	138,195	1.32
Novo Nordisk A/S, Class B1	1,817,208	119,829	1.14
Teva Pharmaceutical Industries Ltd. (ADR)	2,150,000	98,470	.94
Zentiva NV1	1,112,000	81,629	.78
Richter Gedeon NYRT[1]	307,000	66,336	.63
Other securities		233,456	2.23
		1,204,773	11.50

Telecommunication services — 8.54%
MTN Group Ltd.[1]	14,702,800	233,385	2.23
Singapore Telecommunications Ltd.[1]	45,300,330	120,917	1.15
Telenor ASA[1]	5,545,000	104,096	.99
América Móvil, SAB de CV, Series L (ADR)	1,732,500	91,390	.87
Other securities		345,364	3.30
		895,152	8.54

American Funds Insurance Series

International Fund

Common stocks

	Shares	Market value (000)	Percent of net assets

Consumer discretionary — 8.00%
Industria de Diseno Textil, SA1	3,216,832	$147,961	1.41%
Burberry Group PLC[1]	10,667,101	95,805	.91
Marks and Spencer Group PLC[1]	14,618,000	95,495	.91
Esprit Holdings Ltd.[1]	6,505,900	67,718	.65
Honda Motor Co., Ltd.[1]	691,000	23,551	.23
Other securities		407,666	3.89
		838,196	8.00

Energy — 7.06%
Eni SpA[1]	6,135,000	228,590	2.18
OAO Gazprom (ADR)[1]	3,904,000	225,989	2.16
Sasol Ltd.[1]	1,057,663	62,574	.60
Other securities		222,442	2.12
		739,595	7.06

Industrials — 6.36%
Siemens AG1	1,411,000	156,341	1.49
Samsung Engineering Co., Ltd.[1]	1,455,000	108,669	1.04
Ryanair Holdings PLC (ADR)[2]	3,311,400	94,938	.90
SMC Corp.[1]	816,100	89,744	.86
Other securities		217,184	2.07
		666,876	6.36

Information technology — 6.23%
Murata Manufacturing Co., Ltd.[1]	1,737,500	82,559	.79
Taiwan Semiconductor Manufacturing Co. Ltd.[1,2]	27,444,695	58,699
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)[2]	1,888,714	20,606	.76
Other securities		490,882	4.68
		652,746	6.23

Consumer staples — 5.40%
Nestlé SA1	4,485,800	202,847	1.94
L’Oréal SA1	1,552,500	168,738	1.61
Other securities		194,077	1.85
		565,662	5.40

Utilities — 3.40%
E.ON AG1	975,100	196,482	1.88
Veolia Environnement[1]	1,622,025	90,426	.86
Other securities		69,243	.66
		356,151	3.40

Miscellaneous — 4.43%
Other common stocks in initial period of acquisition		463,851	4.43
Total common stocks (cost: $8,632,607,000)		9,519,916	90.86

American Funds Insurance Series

International Fund

Short-term securities — 8.64%

	Principal amount (000)	Market value (000)	Percent of net assets

American Honda Finance Corp. 2.03%–2.15% due 7/2–8/8/2008	$89,650	$89,510	.86%
Federal Home Loan Bank 2.20%–2.52% due 7/24–8/22/2008	87,300	87,140	.83
Freddie Mac 2.10%–2.17% due 7/3–8/18/2008	63,367	63,234	.60
Siemens Capital Co. LLC 2.02% due 8/7/2008[3]	35,500	35,403	.34
Novartis Finance Corp. 2.20%–2.30% due 7/30–8/14/2008[3]	31,300	31,220	.30
Other securities		598,126	5.71
Total short-term securities (cost: $904,721,000)		904,633	8.64
Total investment securities (cost: $9,537,328,000)		10,424,549	99.50
Other assets less liabilities		52,629	.50
Net assets		$10,477,178	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $7,834,000, which represented .07% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $8,800,369,000, which represented 84.00% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $451,234,000, which represented 4.31% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

New World Fund	unaudited

Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets		Percent of net assets
Petróleo Brasileiro — Petrobras	2.28%	Tesco	1.30%
Uralkali	1.92	Vodafone	1.17
Nokia	1.38	Gazprom	1.16
Amil Participações	1.35	Krka	1.15
IOI	1.32	Novo Nordisk	1.11

Common stocks — 78.82%

	Shares	Market value (000)	Percent of net assets

Financials — 11.16%
Amil Participações SA, ordinary nominative	3,070,810	$28,109	1.35%
Banco Santander, SA1	1,060,000	19,352	.93
PT Bank Rakyat Indonesia (Persero) Tbk[1]	31,647,650	17,599	.85
Bank Muscat (SAOG) (GDR)[1]	826,137	15,068	.72
FirstRand Ltd.[1]	8,726,500	14,812	.71
Other securities		137,278	6.60
		232,218	11.16

Consumer staples — 10.80%
IOI Corp. Bhd.[1]	12,003,250	27,436	1.32
Tesco PLC[1]	3,683,418	27,057	1.30
Fomento Económico Mexicano, SAB de CV (ADR)	341,900	15,560	.75
Nestlé SA1	315,000	14,244	.69
Wal-Mart de México, SAB de CV, Series V (ADR)[1]	278,000	11,023
Wal-Mart de México, SAB de CV, Series V	705,000	2,796	.66
Other securities		126,515	6.08
		224,631	10.80

Industrials — 9.29%
Enka Insaat ve Sanayi AS1	1,936,666	22,387	1.07
Murray & Roberts Holdings Ltd.[1]	1,942,000	21,647	1.04
Boart Longyear Ltd.[1]	8,450,000	18,040	.87
Suzlon Energy Ltd.[1,2]	3,221,400	16,209	.78
Schneider Electric SA1	142,050	15,320	.74
Other securities		99,731	4.79
		193,334	9.29

Materials — 8.78%
JSC Uralkali (GDR)[1]	508,616	36,905
JSC Uralkali (GDR)[1,3]	40,423	2,933	1.92
Votorantim Celulose e Papel SA, preferred nominative (ADR)	820,000	21,902	1.05
Anglo American PLC[1]	241,850	16,946	.81
Israel Chemicals Ltd.[1]	715,000	16,543	.79
First Quantum Minerals Ltd.	198,000	13,680	.66
Other securities		73,763	3.55
		182,672	8.78

Energy — 8.58%
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	495,200	35,075
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	212,000	12,285	2.28
OAO Gazprom (ADR)[1]	417,500	24,168	1.16
Saipem SpA, Class S1	466,000	21,842	1.05
Tenaris SA (ADR)	238,000	17,731	.85
Other securities		67,374	3.24
		178,475	8.58

American Funds Insurance Series

New World Fund

Common stocks

	Shares	Market value (000)	Percent of net assets

Consumer discretionary — 8.47%
Toyota Motor Corp.[1]	414,100	$19,512	.94%
Kuoni Reisen Holding AG, Class B1	31,150	14,963	.72
Honda Motor Co., Ltd.[1]	435,000	14,826	.71
Central European Media Enterprises Ltd., Class A2	141,600	12,819	.62
Other securities		113,978	5.48
		176,098	8.47

Information technology — 6.58%
Nokia Corp.[1]	598,600	14,672
Nokia Corp. (ADR)	568,700	13,933	1.38
Google Inc., Class A2	35,000	18,425	.88
High Tech Computer Corp.[1]	790,000	17,674	.85
Samsung Electronics Co., Ltd.[1]	27,100	16,209	.78
Other securities		55,874	2.69
		136,787	6.58

Telecommunication services — 6.34%
Vodafone Group PLC[1]	8,265,000	24,361	1.17
Cellcom Israel Ltd.	660,938	22,611	1.09
Telekomunikacja Polska SA1	2,288,400	22,295	1.07
Partner Communications Co. Ltd.[1]	721,500	17,188
Partner Communications Co. Ltd. (ADR)	10,000	237	.84
América Móvil, SAB de CV, Series L (ADR)	310,000	16,352	.78
Other securities		28,837	1.39
		131,881	6.34

Health care — 3.11%
Krka, dd, Novo mesto[1]	168,640	23,868	1.15
Novo Nordisk A/S, Class B1	350,320	23,101	1.11
Other securities		17,620	.85
		64,589	3.11

Utilities — 1.47%
Other securities		30,680	1.47

Miscellaneous — 4.24%
Other common stocks in initial period of acquisition		88,189	4.24
Total common stocks (cost: $1,298,608,000)		1,639,554	78.82

American Funds Insurance Series

New World Fund

Bonds, notes & other debt instruments — 6.51%

	Principal amount (000)	Market value (000)	Percent of net assets

Bonds & notes of governments outside the U.S. — 6.04%
Brazil (Federal Republic of) Global:
12.50% 2016	BRL1,500	$940
6.00%–11.00% 2010–2040[4]	$12,034	14,866
Brazilian Treasury Bill 6.00% 2010–2045[1,5]	BRL15,182	8,843
Brazil (Federal Republic of) 10.00% 2014–2017[1]	13,100	6,544	1.50%
Other securities		94,420	4.54
		125,613	6.04

Other — 0.47%
Gaz Capital SA 6.51% 2022[3]	$600	540	.02
Other securities		9,334	.45
		9,874	.47
Total bonds, notes & other debt instruments (cost: $128,738,000)		135,487	6.51

Short-term securities — 15.01%

Federal Home Loan Bank 2.215%–2.26% due 8/20–8/22/2008	42,600	42,469	2.04
Freddie Mac 2.075%–2.08% due 8/26–9/15/2008	29,300	29,184	1.40
Fannie Mae 1.86%–2.37% due 9/17/2008	25,900	25,786	1.24
AstraZeneca PLC 3.05% due 8/5/2008[3]	23,000	22,942	1.10
Eksportfinans ASA 2.30%–2.50% due 7/9–7/15/2008[3]	20,700	20,684	1.00
U.S. Treasury Bills 1.533% due 9/18/2008	19,600	19,523	.94
Barton Capital LLC 2.47% due 7/9/2008[3]	15,000	14,991	.72
Westpac Banking Corp. 2.43% due 7/17/2008[3]	13,800	13,783	.66
Liberty Street Funding Corp. 2.75% due 7/1/2008[3]	13,500	13,499	.65
Procter & Gamble International Funding S.C.A. 2.22% due 8/19/2008[3]	12,400	12,354	.60
American Honda Finance Corp. 2.12% due 7/16/2008	9,400	9,391	.45
Other securities		87,498	4.21
Total short-term securities (cost: $312,114,000)		312,104	15.01
Total investment securities (cost: $1,739,460,000)		2,087,145	100.34
Other assets less liabilities		(7,112)	(.34)
Net assets		$2,080,033	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with market value of $4,225,000, which represented .20% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,137,798,000, which represented 54.70% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $214,619,000, which represented 10.32% of the net assets of the fund.

[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[5]	Index-linked bond whose principal amount moves with a government retail price index.

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

BRL = Brazilian Reais

See Notes to Financial Statements

American Funds Insurance Series

Blue Chip Income and Growth Fund	unaudited

Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets		Percent of net assets
Hewlett-Packard	4.44%	IBM	3.14%
Schlumberger	4.38	Citigroup	2.82
Lowe’s	3.86	Aetna	2.68
Microsoft	3.52	Merck	2.41
General Electric	3.28	AT&T	2.30

Common stocks — 92.74%

	Shares	Market value (000)	Percent of net assets

Information technology — 20.85%
Hewlett-Packard Co.	3,800,000	$167,998	4.44%
Microsoft Corp.	4,830,000	132,873	3.52
International Business Machines Corp.	1,000,000	118,530	3.14
Oracle Corp.[1]	3,350,000	70,350	1.86
Nokia Corp. (ADR)	2,675,000	65,538	1.73
Intel Corp.	2,200,000	47,256	1.25
Texas Instruments Inc.	1,532,116	43,144	1.14
Cisco Systems, Inc.[1]	1,650,000	38,379	1.02
Yahoo! Inc.[1]	1,590,000	32,849	.87
Other securities		71,322	1.88
		788,239	20.85

Health care — 15.31%
Aetna Inc.	2,500,000	101,325	2.68
Merck & Co., Inc.	2,415,000	91,021	2.41
Abbott Laboratories	1,000,000	52,970	1.40
Eli Lilly and Co.	1,125,000	51,930	1.37
UnitedHealth Group Inc.	1,900,000	49,875	1.32
Amgen Inc.[1]	975,000	45,981	1.22
Cardinal Health, Inc.	830,000	42,811	1.13
AstraZeneca PLC (ADR)	975,000	41,467	1.10
Pfizer Inc	1,900,000	33,193	.88
Medtronic, Inc.	550,000	28,463	.75
Other securities		39,747	1.05
		578,783	15.31

Industrials — 11.87%
General Electric Co.	4,650,000	124,108	3.28
United Technologies Corp.	760,000	46,892	1.24
United Parcel Service, Inc., Class B	750,000	46,102	1.22
Norfolk Southern Corp.	592,800	37,151	.98
Illinois Tool Works Inc.	650,000	30,882	.82
Rockwell Automation	600,000	26,238	.69
Other securities		137,182	3.64
		448,555	11.87

Financials — 11.60%
Citigroup Inc.	6,210,000	104,080	2.75
Bank of America Corp.	3,450,000	82,351	2.18
American International Group, Inc.	2,313,000	61,202	1.62
Fannie Mae	2,785,800	54,351	1.44
JPMorgan Chase & Co.	1,300,000	44,603	1.18
Capital One Financial Corp.	900,000	34,209	.91
Freddie Mac	1,209,100	19,829	.52
Other securities		37,948	1.00
		438,573	11.60

American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks

	Shares	Market value (000)	Percent of net assets

Consumer discretionary — 9.90%
Lowe’s Companies, Inc.	7,040,000	$146,080	3.86%
Target Corp.	1,100,000	51,139	1.35
Leggett & Platt, Inc.	2,000,000	33,540	.89
Harley-Davidson, Inc.	860,000	31,183	.82
Other securities		112,407	2.98
		374,349	9.90

Energy — 8.71%
Schlumberger Ltd.	1,540,000	165,442	4.38
Royal Dutch Shell PLC, Class A (ADR)	800,000	65,368	1.73
ConocoPhillips	300,000	28,317	.75
EOG Resources, Inc.	200,000	26,240	.69
Other securities		43,815	1.16
		329,182	8.71

Consumer staples — 7.24%
Walgreen Co.	2,055,000	66,808	1.77
Wal-Mart Stores, Inc.	1,100,000	61,820	1.64
PepsiCo, Inc.	650,000	41,333	1.09
Kimberly-Clark Corp.	555,000	33,178	.88
Kellogg Co.	592,000	28,428	.75
Other securities		42,157	1.11
		273,724	7.24

Telecommunication services — 3.64%
AT&T Inc.	2,581,250	86,962	2.30
Other securities		50,535	1.34
		137,497	3.64

Utilities — 1.46%
FPL Group, Inc.	400,000	26,232	.69
Other securities		29,129	.77
		55,361	1.46

Other — 0.82%
Other securities		30,859	.82

Miscellaneous — 1.34%
Other common stocks in initial period of acquisition		50,423	1.34
Total common stocks (cost: $3,756,208,000)		3,505,545	92.74

Rights & warrants — 0.00%

Other — 0.00%
Other securities	23	.00
Total rights & warrants (cost: $230,000)	23	.00

American Funds Insurance Series

Blue Chip Income and Growth Fund

Convertible securities — 0.61%

	Shares	Market value (000)	Percent of net assets

Financials — 0.22%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,3]	60,000	$2,740	.07%
Other securities		5,619	.15
		8,359	.22

Miscellaneous — 0.39%
Other convertible securities in initial period of acquisition		14,522	.39
Total convertible securities (cost: $27,766,000)		22,881	.61

Bonds, notes & other debt instruments — 0.01%

Other — 0.01%
Other securities	233	.01
Total bonds, notes & other debt instruments (cost: $244,000)	233	.01

Short-term securities — 6.81%

	Principal amount (000)

Procter & Gamble International Funding S.C.A. 2.00%–2.27% due 7/18–9/17/2008[4]	$45,800	45,690	1.21
Honeywell International Inc. 2.07%–2.08% due 7/10–7/29/2008[4]	40,100	40,031	1.06
Freddie Mac 2.06%–2.30% due 7/3–9/15/2008	34,300	34,174	.90
Federal Home Loan Bank 2.06%–2.22% due 7/16–9/22/2008	31,100	31,013	.82
Wal-Mart Stores Inc. 1.90% due 9/30/2008[4]	15,200	15,090	.40
Kimberly-Clark Worldwide Inc. 2.10% due 8/11/2008[4]	9,000	8,972	.24
Abbott Laboratories 2.10% due 7/30/2008[4]	8,000	7,986	.21
Jupiter Securitization Co., LLC 2.70% due 7/1/2008[4]	7,600	7,599	.20
Pfizer Inc 2.11% due 7/28/2008[4]	6,300	6,290	.17
Other securities		60,778	1.60
Total short-term securities (cost: $257,677,000)		257,623	6.81
Total investment securities (cost: $4,042,125,000)		3,786,305	100.17
Other assets less liabilities		(6,408)	(.17)
Net assets		$3,779,897	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $10,393,000, which represented .27% of the net assets of the fund.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $3,000,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $12,212,000, which represented .32% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $158,820,000, which represented 4.20% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Growth and Income Fund	unaudited

Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets		Percent of net assets
Microsoft	3.28%	Telekomunikacja Polska	1.65%
Yamana Gold	2.82	IBM	1.63
Vodafone	1.88	Google	1.56
Newmont Mining	1.77	China National Offshore Oil	1.47
AT&T	1.75	National City Corp.	1.32

Common stocks — 84.11%

	Shares	Market value (000)	Percent of net assets

Financials — 15.86%
Citigroup Inc.	1,754,000	$29,397	1.24%
Banco Santander, SA1	1,240,000	22,639	.96
Fannie Mae	1,050,000	20,486	.87
AEON Credit Service (Asia) Co. Ltd.[1]	1,400,000	17,535	.74
Industrial and Commercial Bank of China Ltd., Class H1	24,137,000	16,459	.70
National City Corp.	693,986	3,310
National City Corp.[2]	645,000	3,077	.27
ING Groep NV, depository receipts[1]	200,000	6,324	.27
Other securities		254,992	10.81
		374,219	15.86

Information technology — 13.40%
Microsoft Corp.	2,810,000	77,303	3.28
International Business Machines Corp.	325,000	38,522	1.63
Google Inc., Class A3	70,000	36,850	1.56
Novellus Systems, Inc.[3]	1,000,000	21,190	.90
Micron Technology, Inc.[3]	3,500,000	21,000	.89
Yahoo! Inc.[3]	868,000	17,933	.76
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)[3]	1,610,103	17,566	.74
Other securities		85,883	3.64
		316,247	13.40

Materials — 12.41%
Yamana Gold Inc.	4,000,000	66,627	2.82
Newmont Mining Corp.	800,000	41,728	1.77
Barrick Gold Corp.	650,000	29,575	1.25
MeadWestvaco Corp.	1,150,000	27,416	1.16
Evraz Group SA (GDR)[1]	180,000	20,947	.89
Bayer AG, non-registered shares[1]	218,500	18,364	.78
Impala Platinum Holdings Ltd.[1]	410,000	16,204	.69
Anglo American PLC[1]	220,575	15,455	.66
Other securities		56,407	2.39
		292,723	12.41

Telecommunication services — 9.70%
Vodafone Group PLC[1]	14,049,000	41,409
Vodafone Group PLC (ADR)	100,000	2,946	1.88
AT&T Inc.	1,223,000	41,203	1.75
Telekomunikacja Polska SA1	3,983,800	38,813	1.65
Koninklijke KPN NV1	1,282,000	21,929	.93
Chunghwa Telecom Co., Ltd. (ADR)	625,000	15,856	.67
Other securities		66,609	2.82
		228,765	9.70

American Funds Insurance Series

Global Growth and Income Fund

Common stocks

	Shares	Market value (000)	Percent of net assets

Consumer discretionary — 9.11%
Carnival Corp., units	500,000	$16,480	.70%
Toyota Motor Corp.[1]	328,000	15,455	.65
Honda Motor Co., Ltd.[1]	449,000	15,303	.65
Other securities		167,674	7.11
		214,912	9.11

Industrials — 7.72%
Schneider Electric SA1	256,000	27,610	1.17
ALSTOM SA1	100,000	22,941	.97
General Electric Co.	811,000	21,646	.92
Other securities		109,924	4.66
		182,121	7.72

Energy — 6.42%
China National Offshore Oil Corp.[1]	20,000,000	34,691	1.47
OAO Gazprom (ADR)[1]	350,000	20,260	.86
Saipem SpA, Class S1	392,000	18,374	.78
Oil and Gas Development Co. Ltd.[1]	9,939,000	17,657	.75
Other securities		60,472	2.56
		151,454	6.42

Health care — 4.22%
Elan Corp., PLC (ADR)[3]	576,100	20,480	.87
UCB SA1	500,000	18,401	.78
Other securities		60,609	2.57
		99,490	4.22

Consumer staples — 3.45%
Shoppers Drug Mart Corp.	306,500	16,824	.71
Other securities		64,685	2.74
		81,509	3.45

Utilities — 1.82%
Other securities		42,913	1.82
Total common stocks (cost: $2,154,938,000)		1,984,353	84.11

Preferred stocks — 0.23%

Other — 0.23%
Other securities	5,336	.23
Total preferred stocks (cost: $5,510,000)	5,336	.23

American Funds Insurance Series

Global Growth and Income Fund

Convertible securities — 1.05%

	Shares	Market value (000)	Percent of net assets

Financials — 1.05%
National City Corp., Series G, 0% noncumulative convertible preferred[1,2]	274	$24,833	1.05%
Total convertible securities (cost: $27,400,000)		24,833	1.05

Bonds, notes & other debt instruments — 2.85%

Other — 2.85%
Other securities	67,146	2.85
Total bonds, notes & other debt instruments (cost: $65,272,000)	67,146	2.85

Short-term securities — 12.10%

	Principal amount (000)

AstraZeneca PLC 2.92%–3.05% due 8/22–8/26/2008[4]	$43,800	43,619	1.85
Fannie Mae 1.86% due 9/17/2008	25,700	25,587	1.08
Freddie Mac 2.13% due 9/29–11/21/2008	23,640	23,440	.99
ING (U.S.) Funding LLC 2.57% due 8/22/2008	23,000	22,908	.97
AT&T Inc. 2.34% due 9/9/2008[4]	18,900	18,798	.80
Procter & Gamble International Funding S.C.A. 2.22% due 8/19/2008[4]	17,700	17,634	.75
Eksportfinans ASA 2.35% due 7/1/2008[4]	17,400	17,399	.74
Federal Home Loan Bank 2.28% due 9/5/2008	17,400	17,338	.73
Barton Capital LLC 2.47% due 7/9/2008[4]	16,600	16,590	.70
Jupiter Securitization Co., LLC 2.47% due 7/18/2008[4]	16,200	16,180	.69
Bank of America Corp. 2.52% due 8/1/2008	15,700	15,665	.66
Other securities		50,402	2.14
Total short-term securities (cost: $285,590,000)		285,560	12.10
Total investment securities (cost: $2,538,710,000)		2,367,228	100.34
Other assets less liabilities		(7,919)	(.34)
Net assets		$2,359,309	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,038,734,000, which represented 44.03% of the net assets of the fund.

[2]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Market value (000)	Percent of net assets
National City Corp., Series G, 0% noncumulative convertible preferred	4/21/2008	$27,400	$24,833	1.05%
National City Corp.	4/21/2008	3,225	3,077	.13
Other restricted securities		10,154	5,836	.25
Total restricted securities		$40,779	$33,746	1.43%

[3]	Security did not produce income during the last 12 months.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $163,489,000, which represented 6.93% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund	unaudited

Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets		Percent of net assets
Schlumberger	2.40%	Cisco Systems	1.60%
Oracle	2.37	Yahoo	1.56
Microsoft	2.08	Intel	1.52
General Electric	1.80	Hewlett-Packard	1.48
Citigroup	1.75	Lowe’s	1.41

Common stocks — 89.59%

	Shares	Market value (000)	Percent of net assets

Information technology — 21.39%
Oracle Corp.[1]	29,305,000	$615,405	2.37%
Microsoft Corp.	19,705,000	542,085	2.08
Cisco Systems, Inc.[1]	17,940,000	417,284	1.60
Yahoo! Inc.[1]	19,596,800	404,870	1.56
Intel Corp.	18,400,000	395,232	1.52
Hewlett-Packard Co.	8,710,000	385,069	1.48
Google Inc., Class A1	648,600	341,436	1.31
International Business Machines Corp.	2,835,000	336,033	1.29
Flextronics International Ltd.[1]	26,835,336	252,252	.97
SAP AG2	3,989,874	208,691	.80
Nokia Corp.[2]	6,080,000	149,026	.57
Other securities		1,520,020	5.84
		5,567,403	21.39

Industrials — 10.15%
General Electric Co.	17,550,000	468,410	1.80
United Technologies Corp.	4,075,000	251,427	.97
United Parcel Service, Inc., Class B	3,800,000	233,586	.90
Norfolk Southern Corp.	3,584,500	224,641	.86
General Dynamics Corp.	2,100,000	176,820	.68
Avery Dennison Corp.	3,955,000	173,743	.67
Other securities		1,113,558	4.27
		2,642,185	10.15

Financials — 9.63%
Citigroup Inc.	22,353,300	374,641	1.44
American International Group, Inc.	13,650,000	361,179	1.39
Bank of America Corp.	11,355,000	271,044	1.04
Fannie Mae	10,853,500	211,752	.81
JPMorgan Chase & Co.	4,147,900	142,314	.55
Freddie Mac	3,666,450	60,130	.23
Other securities		1,084,877	4.17
		2,505,937	9.63

Energy — 9.45%
Schlumberger Ltd.	5,825,000	625,780	2.40
Chevron Corp.	2,563,200	254,090	.98
Halliburton Co.	4,280,000	227,140	.87
Marathon Oil Corp.	4,325,000	224,338	.86
Baker Hughes Inc.	2,565,000	224,027	.86
ConocoPhillips	2,225,000	210,018	.81
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	163,420	.63
Devon Energy Corp.	1,340,000	161,014	.62
Other securities		368,061	1.42
		2,457,888	9.45

American Funds Insurance Series

Growth-Income Fund

Common stocks

	Shares	Market value (000)	Percent of net assets

Health care — 9.40%
Roche Holding AG2	1,532,460	$275,864	1.06%
Aetna Inc.	5,900,000	239,127	.92
Cardinal Health, Inc.	4,450,000	229,531	.88
Abbott Laboratories	4,025,000	213,204	.82
Medtronic, Inc.	4,000,000	207,000	.79
Amgen Inc.[1]	4,168,900	196,605	.76
Other securities		1,085,232	4.17
		2,446,563	9.40

Consumer discretionary — 9.04%
Lowe’s Companies, Inc.	17,710,000	367,483	1.41
Time Warner Inc.	18,450,000	273,060	1.05
Target Corp.	5,760,700	267,815	1.03
Best Buy Co., Inc.	4,009,700	158,784	.61
Other securities		1,285,585	4.94
		2,352,727	9.04

Consumer staples — 6.75%
PepsiCo, Inc.	5,250,000	333,848	1.28
Molson Coors Brewing Co., Class B	4,430,000	240,682	.93
Avon Products, Inc.	5,470,000	197,029	.76
Other securities		984,707	3.78
		1,756,266	6.75

Materials — 5.65%
Air Products and Chemicals, Inc.	2,810,000	277,797	1.07
USX Corp.	1,225,000	226,355	.87
Other securities		964,980	3.71
		1,469,132	5.65

Telecommunication services — 2.76%
Sprint Nextel Corp., Series 1	22,095,000	209,902	.81
AT&T Inc.	2,000,000	67,380	.26
Other securities		441,301	1.69
		718,583	2.76

Utilities — 1.92%
Exelon Corp.	2,235,765	201,129	.77
Other securities		299,365	1.15
		500,494	1.92

Miscellaneous — 3.45%
Other common stocks in initial period of acquisition		898,865	3.45
Total common stocks (cost: $22,609,321,000)		23,316,043	89.59

Rights & warrants — 0.00%

Financials — 0.00%
Other securities	604	.00
Total rights & warrants (cost: $6,131,000)	604	.00

American Funds Insurance Series

Growth-Income Fund

Convertible securities — 0.35%

	Shares	Market value (000)	Percent of net assets

Financials — 0.31%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,3]	1,777,000	$81,165	.31%
		81,165	.31

Miscellaneous — 0.04%
Other convertible securities in initial period of acquisition		9,068	.04
Total convertible securities (cost: $100,321,000)		90,233	.35

Bonds, notes & other debt instruments— 0.05%

Consumer discretionary — 0.05%
Other securities	12,768	.05
Total bonds, notes & other debt instruments (cost: $12,642,000)	12,768	.05

Short-term securities — 9.57%

	Principal amount (000)

Freddie Mac 2.06%–2.25% due 7/3–11/3/2008	$374,114	372,673	1.43
Variable Funding Capital Corp. 2.53%–2.87% due 7/3–9/22/2008[4]	232,000	231,100	.89
Fannie Mae 2.07%–2.215% due 7/16–10/31/2008	206,736	205,957	.79
AT&T Inc. 2.10%–2.24% due 7/11–8/29/2008[4]	195,100	194,722	.75
United Parcel Service Inc. 2.07%–2.15% due 8/11–10/31/2008[4]	100,000	99,498	.38
Abbott Laboratories 1.95%–2.10% due 7/14–7/30/2008[4]	97,000	96,897	.37
Park Avenue Receivables Co., LLC 2.65%–2.72% due 8/5–8/6/2008[4]	87,500	87,265	.34
Bank of America Corp. 2.55% due 8/12/2008	68,300	68,079	.26
Enterprise Funding Corp. LLC 2.55%–2.73% due 7/1–9/18/2008[4]	57,500	57,148	.22
Jupiter Securitization Co., LLC 2.50%–2.70% due 7/1/2008[4]	51,900	51,896	.20
Ciesco LLC 2.68% due 8/14/2008[4]	50,600	50,418	.19
Chevron Funding Corp. 2.07% due 7/2/2008	50,000	49,994	.19
IBM Capital Inc. 2.25% due 9/18/2008[4]	43,550	43,280	.17
Edison Asset Securitization LLC 2.43% due 8/29/2008[4]	7,500	7,463	.03
Other securities		875,652	3.36
Total short-term securities (cost: $2,492,618,000)		2,492,042	9.57
Total investment securities (cost: $25,221,033,000)		25,911,690	99.56
Other assets less liabilities		113,505	.44
Net assets		$26,025,195	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,430,185,000, which represented 9.34% of the net assets of the fund.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $88,850,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $149,211,000, which represented .57% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,491,528,000, which represented 5.73% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund	unaudited

Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets		Percent of net assets
Suncor	2.49%	Boeing	1.25%
Schlumberger	2.34	Sprint Nextel	1.24
BHP Billiton	2.00	Philip Morris International	1.23
Chevron	1.70	Newmont Mining	1.22
Medtronic	1.26	IBM	1.16

Common stocks — 63.21%

	Shares	Market value (000)	Percent of net assets
Energy — 13.15%
Suncor Energy Inc.	3,943,618	$229,289	2.49%
Schlumberger Ltd.	2,009,800	215,913	2.34
Chevron Corp.	1,584,328	157,054	1.70
Rosetta Resources Inc.[1,2,3]	2,970,000	84,645	.92
Smith International, Inc.	1,000,000	83,140	.90
Petro-Canada	1,400,000	78,525	.85
Arch Coal, Inc.	1,000,000	75,030	.81
Marathon Oil Corp.	1,200,000	62,244	.68
Other securities		226,484	2.46
		1,212,324	13.15

Health care — 9.13%
Medtronic, Inc.	2,250,000	116,438	1.26
Wyeth	2,100,000	100,716	1.09
Johnson & Johnson	1,500,000	96,510	1.05
Amgen Inc.[1]	1,800,000	84,888	.92
Abbott Laboratories	1,400,000	74,158	.80
United Therapeutics Corp.[1]	750,000	73,312	.80
Endo Pharmaceuticals Holdings Inc.[1]	2,500,000	60,475	.66
Other securities		235,415	2.55
		841,912	9.13

Information technology — 8.12%
International Business Machines Corp.	900,000	106,677	1.16
Microsoft Corp.	3,050,000	83,905	.91
Nokia Corp. (ADR)	3,287,400	80,541	.87
Cisco Systems, Inc.[1]	3,400,000	79,084	.86
Yahoo! Inc.[1]	3,800,000	78,508	.85
Hewlett-Packard Co.	1,500,000	66,315	.72
Oracle Corp.[1]	3,000,000	63,000	.69
Other securities		190,248	2.06
		748,278	8.12

Materials — 5.51%
BHP Billiton Ltd.[4]	4,340,000	184,819	2.00
Newmont Mining Corp.	2,165,000	112,926	1.22
Rio Tinto PLC[4]	732,789	89,876	.98
Other securities		120,867	1.31
		508,488	5.51

Financials — 5.33%
Fannie Mae	4,057,700	79,166	.86
JPMorgan Chase & Co.	1,500,000	51,465	.56
Freddie Mac	1,250,300	20,505	.22
Other securities		340,265	3.69
		491,401	5.33

American Funds Insurance Series

Asset Allocation Fund

Common stocks

	Shares	Market value (000)	Percent of net assets

Industrials — 5.02%
Boeing Co.	1,750,000	$115,010	1.25%
Deere & Co.	1,200,000	86,556	.94
Mitsubishi Corp.[4]	2,000,000	65,923	.71
General Electric Co.	2,250,000	60,053	.65
Raytheon Co.	1,040,000	58,531	.63
Other securities		77,117	.84
		463,190	5.02

Consumer discretionary — 4.81%
Lowe’s Companies, Inc.	3,810,000	79,057	.86
Johnson Controls, Inc.	2,400,000	68,832	.75
Best Buy Co., Inc.	1,705,350	67,532	.73
Other securities		228,321	2.47
		443,742	4.81

Telecommunication services — 3.83%
Sprint Nextel Corp., Series 1	12,000,000	114,000	1.24
AT&T Inc.	2,700,000	90,963	.98
Vodafone Group PLC[4]	20,000,000	58,949	.64
Other securities		89,372	.97
		353,284	3.83

Consumer staples — 3.64%
Philip Morris International Inc.	2,300,000	113,597	1.23
Coca-Cola Co.	1,400,000	72,772	.79
PepsiCo, Inc.	1,000,000	63,590	.69
Other securities		85,356	.93
		335,315	3.64

Utilities — 1.03%
Reliant Energy, Inc.[1]	3,250,000	69,127	.75
Other securities		25,786	.28
		94,913	1.03

Miscellaneous — 3.64%
Other common stocks in initial period of acquisition		336,013	3.64
Total common stocks (cost: $5,113,048,000)		5,828,860	63.21

Preferred stocks — 0.25%

Other — 0.25%
Other securities	23,321	.25
Total preferred stocks (cost: $27,274,000)	23,321	.25

American Funds Insurance Series

Asset Allocation Fund

Rights & warrants — 0.00%

	Market value (000)	Percent of net assets

Other — 0.00%
Other securities	—	.00%
Total rights & warrants (cost: $117,000)	—	.00

Convertible securities — 0.46%

Other — 0.46%
Other securities	$42,596	.46
Total convertible securities (cost: $47,000,000)	42,596	.46

Bonds, notes & other debt instruments — 21.63%

	Principal amount (000)
Mortgage-backed obligations[5] — 6.09%
Fannie Mae 0%–7.00% 2009–2047[4]	$159,508	158,817	1.72
Freddie Mac 5.00%–7.50% 2016–2038[6]	113,912	113,906	1.24
Other securities		288,653	3.13
		561,376	6.09

Bonds & notes of U.S. government & government agencies — 5.73%
U.S. Treasury:
3.875% 2010	164,000	168,299
4.875% 2012	65,000	69,078
3.375%–9.25% 2008–2036	151,500	166,920	4.39
Fannie Mae 5.25%–7.25% 2012–2030	60,375	65,582	.71
Freddie Mac 4.875%–5.25% 2008–2011	31,170	32,519	.35
Federal Home Loan Bank 5.125%–5.625% 2013–2016	23,375	23,451	.25
Other securities		2,740	.03
		528,589	5.73

Financials — 1.86%
JPMorgan Chase Bank NA 6.00% 2017	3,500	3,406
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[6]	2,560	2,201	.06
Other securities		165,391	1.80
		170,998	1.86

Consumer discretionary — 1.78%
Other securities		164,476	1.78

Telecommunication services — 0.77%
SBC Communications Inc. 4.125%–5.10% 2009–2014	3,375	3,357
BellSouth Corp. 4.20% 2009	3,000	3,007
AT&T Corp. 8.00% 2031[6]	2,000	2,303	.09
Sprint Nextel Corp. 6.00%–8.75% 2016–2032	6,540	5,925
Nextel Communications, Inc., Series F, 5.95% 2014	2,800	2,250	.09
Other securities		54,094	.59
		70,936	.77

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Market value (000)	Percent of net assets

Health care — 0.76%
Abbott Laboratories 5.60% 2017	$1,935	$1,955	.02%
Other securities		67,865	.74
		69,820	.76

Other — 4.64%
Other securities		427,816	4.64
Total bonds, notes & other debt instruments (cost: $2,083,909,000)		1,994,011	21.63

Short-term securities — 14.46%

Federal Home Loan Bank 2.10%–2.43% due 7/28–9/19/2008	153,571	153,012	1.66
Freddie Mac 2.02%–2.095% due 7/9–11/7/2008	126,100	125,600	1.36
Procter & Gamble International Funding S.C.A. 2.18%–2.25% due 8/11–9/12/2008[7]	111,800	111,277	1.21
Wal-Mart Stores Inc. 2.05%–2.08% due 12/9–12/16/2008[7]	100,800	99,396	1.08
Pfizer Inc 1.95%–2.28% due 9/12–9/26/2008[7]	65,000	64,579	.70
AT&T Inc. 2.10%–2.25% due 7/10–7/28/2008[7]	63,100	63,021	.68
Coca-Cola Co. 2.06%–2.20% due 7/18–8/19/2008[7]	61,800	61,657	.67
U.S. Treasury Bills 1.48%–1.638% due 8/7–9/18/2008	60,000	59,791	.65
Fannie Mae 1.70%–2.36% due 8/18–9/10/2008	54,300	54,113	.59
Johnson & Johnson 2.05%–2.10% due 8/5–8/26/2008[7]	49,000	48,853	.53
IBM Corp. 2.16% due 8/19/2008[7]	25,000	24,906
IBM Capital Inc. 2.15% due 9/10/2008[7]	21,500	21,382	.50
Jupiter Securitization Co., LLC 2.47%–2.60% due 7/14–7/18/2008[7]	40,000	39,956	.43
Abbott Laboratories 2.00% due 7/17/2008[7]	37,300	37,255	.40
Medtronic Inc. 2.25% due 7/23/2008[7]	5,100	5,093	.06
Other securities		363,770	3.94
Total short-term securities (cost: $1,334,420,000)		1,333,661	14.46
Total investment securities (cost: $8,605,768,000)		9,222,449	100.01
Other assets less liabilities		(629)	(0.01)
Net assets		$9,221,820	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Asset Allocation Fund

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund’s affiliated holding listed below is shown in the preceding summary investment portfolio. Further details on this holding and related transactions during the six months ended June 30, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 6/30/08 (000)
Rosetta Resources Inc.[1,3]	2,970,000	—	—	2,970,000	—	$84,645

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 6/28—11/9/2005 at a cost of $48,481,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $165,557,000, which represented 1.80% of the net assets of the fund.

[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $813,066,000, which represented 8.82% of the net assets of the fund.

[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[6]	Coupon rate may change periodically.

[7]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,109,066,000, which represented 12.03% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Bond Fund	unaudited

Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets		Percent of net assets
U.S. Treasury	11.35%	Sprint Nextel	.76%
Freddie Mac	9.02	Government National Mortgage Assn.	.73
Fannie Mae	7.00	Israeli Government	.70
Japan Government	1.50	Poland Government	.68
Bank of America	.89	Singapore Government	.68

Bonds, notes & other debt instruments — 87.27%

	Principal amount (000)	Market value (000)	Percent of net assets

Mortgage-backed obligations[1] — 19.92%
Freddie Mac:
6.00% 2036	$47,781	$48,376
5.00% 2037	25,904	24,870
6.00% 2037	51,456	52,042
6.00% 2037	32,200	32,632
6.50% 2037	18,875	19,370
6.00% 2038	98,865	99,865
0%–7.00% 2015–2038[2]	150,959	148,063	7.35%
Fannie Mae:
6.00% 2027	19,714	20,063
4.50% 2034	19,000	17,605
5.00% 2038	58,878	56,481
4.443%–12.056% 2010–2042[2]	225,802	229,499	5.59
Government National Mortgage Assn. 6.00% 2038	41,750	42,437	.73
Other securities		361,828	6.25
		1,153,131	19.92

Bonds & notes of U.S. government and government agencies — 14.42%
U.S. Treasury:
5.50% 2009	17,692	18,178
4.50% 2011	18,000	18,772
4.25% 2012	32,575	33,909
4.875% 2012	28,590	30,328
3.875% 2013	50,000	51,261
4.50% 2016	24,000	25,244
5.125% 2016	233,800	255,034
7.50% 2016	60,000	74,981
3.875% 2018	17,820	17,670
8.50% 2020	25,500	35,160
4.00%–9.25% 2010–2036	88,335	96,404	11.35
Freddie Mac:
5.25% 2011	30,500	31,865
5.50% 2012	10,000	10,563
5.75% 2012	40,000	42,454	1.47
Fannie Mae:
5.50% 2011	5,000	5,250
5.25% 2012	26,000	26,253
4.625% 2013	20,000	19,553	.88
Other securities		41,998	.72
		834,877	14.42

Financials — 12.99%
Citigroup Capital XXI 8.30% 2077[2]	20,000	18,936	.33
Other securities		732,886	12.66
		751,822	12.99

American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Market value (000)	Percent of net assets

Bonds & notes of governments & government agencies outside the U.S. — 9.31%
Japanese Government:
1.70% 2016	¥4,070,450	$39,182
0.90%–2.30% 2008–2035	4,993,150	47,383	1.50%
Israeli Government 6.00% 2010[3]	ILS74,730	22,810	.39
Queensland Treasury Corp. 6.00% 2015	A$23,470	21,240	.37
Singapore (Republic of) 4.375% 2009	S$27,150	20,353	.35
Swedish Government 6.75% 2014	SKr108,510	19,956	.35
United Kingdom 4.75% 2015	£9,596	18,649	.32
German Government 3.75% 2017	€ 12,515	18,516	.32
Spanish Government 6.15% 2013	10,620	17,590	.30
Other securities		313,279	5.41
		538,958	9.31

Consumer discretionary — 7.46%
Other securities		432,163	7.46

Industrials — 4.16%
Other securities		240,594	4.16

Telecommunications — 3.97%
Other securities		229,576	3.97

Asset-backed obligations — 3.17%
Other securities		183,618	3.17

Energy — 2.63%
Other securities		152,430	2.63

Utilities — 2.51%
Other securities		145,370	2.51

Information technology — 2.16%
Other securities		124,871	2.16

Health care — 2.05%
Other securities		118,842	2.05

Materials — 1.59%
Other securities		91,935	1.59

Other — 0.93%
Other securities		53,742	.93
Total bonds, notes & other debt instruments (cost: $5,250,844,000)		5,051,929	87.27

American Funds Insurance Series

Bond Fund

Convertible securities — 0.75%

	Shares	Market value (000)	Percent of net assets

Financials — 0.54%
Bank of America Corp., Series L, 7.25% convertible preferred	20,000	$17,700	.31%
Other securities		13,397	.23
		31,097	.54

Other — 0.15%
Other securities		8,979	.15

Miscellaneous — 0.06%
Other convertible securities in initial period of acquisition		3,540	.06
Total convertible securities (cost: $46,205,000)		43,616	.75

Preferred stocks — 3.25%

Financials — 3.14%
Fannie Mae:
Series S, 8.25% noncumulative	615,600	14,130
Series O, 7.00%[2,4]	271,000	12,847	.47
Freddie Mac:
Series Z, 8.375%	284,300	6,921
Series Y, 6.55%	125,050	2,457
Series W, 5.66%	127,000	2,267	.20
Other securities		143,342	2.47
		181,964	3.14

Miscellaneous — 0.11%
Other preferred stocks in initial period of acquisition		6,146	.11
Total preferred stocks (cost: $224,915,000)		188,110	3.25

Common stocks — 0.22%

Other — 0.22%
Other securities	12,611	.22
Total common stocks (cost: $16,130,000)	12,611	.22

Rights & warrants — 0.00%

Other — 0.00%
Other securities	—	.00
Total rights & warrants (cost: $52,000)	—	.00

American Funds Insurance Series

Bond Fund

Short-term securities — 10.13%

	Principal amount (000)	Market value (000)	Percent of net assets

IBM Capital Inc. 2.20%–2.26% due 9/10–9/18/2008[4]	$36,300	$36,089
IBM Corp. 2.18%–2.20% due 8/6/2008–9/12/2009[4]	15,200	15,119	.88%
Coca-Cola Co. 2.16% due 8/11–8/20/2008[4]	46,300	46,155	.80
Abbott Laboratories 2.22% due 8/1—8/4/2008[4]	40,900	40,816	.71
NetJets Inc. 2.07%–2.15% due 7/21–8/1/2008[4]	36,100	36,039	.62
Paccar Financial Corp. 1.98%–2.01% due 8/13–8/14/2008	36,000	35,881	.62
Procter & Gamble International Funding S.C.A. 2.02%–2.30% due 7/18–9/17/2008[4]	33,200	33,125	.57
Wal-Mart Stores Inc. 1.99% due 8/5/2008[4]	30,000	29,924	.52
Honeywell International Inc. 2.08% due 7/28/2008[4]	25,600	25,549	.44
Wells Fargo & Co. 2.17% due 8/15/2008	25,000	24,920	.43
Genentech, Inc. 2.15%–2.23% due 7/15–8/12/2008[4]	24,800	24,743	.43
Estée Lauder Companies Inc. 2.20% due 7/24/2008[4]	22,650	22,617	.39
Walt Disney Co. 2.10% due 7/9/2008	21,400	21,386	.37
E.I. duPont de Nemours and Co. 2.15% due 7/22/2008[4]	20,000	19,974	.34
United Parcel Service Inc. 2.13% due 9/2/2008[4]	19,400	19,308	.33
Federal Home Loan Bank 2.13% due 7/23/2008	18,900	18,874	.33
Medtronic Inc. 2.20% due 7/16/2008[4]	18,100	18,082	.31
U.S. Treasury Bills 1.17% due 7/17/2008	17,600	17,586	.30
Freddie Mac 4.095% due 12/8/2008	15,000	14,839	.26
Other securities		85,412	1.48
Total short-term securities (cost: $586,519,000)		586,438	10.13
Total investment securities (cost: $6,124,665,000)		5,882,704	101.62
Other assets less liabilities		(93,791)	(1.62)
Net assets		$5,788,913	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $3,966,000, which represented .07% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[2]	Coupon rate may change periodically.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $119,236,000, which represented 2.06% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,182,996,000, which represented 20.44% of the net assets of the fund.

Key to abbreviations

A$ = Australian Dollars

€= Euros

£ = British Pounds

ILS = Israeli Shekels

¥ = Japanese Yen

SKr = Swedish Kronor

S$ = Singapore Dollars

See Notes to Financial Statements

American Funds Insurance Series

Global Bond Fund	unaudited

Summary investment portfolio June 30, 2008

Bonds, notes & other debt instruments — 90.86%

	Principal amount (000)	Market value (000)	Percent of net assets

Euros — 25.43%
German Government:
4.50% 2009	€ 3,540	US$5,566
5.00% 2012	5,475	8,709
3.75% 2013	9,814	14,854
4.25% 2014	4,380	6,757
Series 6, 4.00% 2016	9,185	13,858
3.75% 2017	20,555	30,411
Series 7, 4.00% 2018	40,255	60,489
4.25%–6.25% 2012–2034	2,660	4,569	17.38%
Belgium (Kingdom of):
Series 46, 3.75% 2015	1,900	2,792
Series 49, 4.00% 2017	7,805	11,496	1.71
Netherlands Government Eurobond:
4.25% 2013	5,610	8,630
4.00%–7.50% 2012–2037	1,980	3,509	1.45
Ireland Government 4.40% 2019	3,780	5,622	.67
French Government O.A.T. Eurobond 4.75% 2035	2,364	3,583	.43
Other securities		31,591	3.79
		212,436	25.43
Japanese yen — 7.37%
Japanese Government:
1.30% 2011	¥ 393,950	3,760
1.50% 2014	1,223,550	11,709
1.70% 2016	1,352,650	13,021
1.70% 2017	2,770,000	26,523
0.508%–2.30% 2010–2035[1,2]	690,070	6,540	7.37
		61,553	7.37
British pounds — 3.79%
United Kingdom:
5.00% 2014	£2,025	4,001
4.75% 2015	2,295	4,460
4.00% 2016	8,740	16,128
4.75%–8.75% 2012–2038	3,215	6,858	3.77
Other securities		174	.02
		31,621	3.79
Malaysian ringgit — 3.02%
Malaysian Government:
3.869% 2010	MYR15,470	4,725
3.756% 2011	17,000	5,151
3.833% 2011	24,030	7,280
3.718% 2012	12,060	3,623
4.262% 2016	3,410	1,014
3.814% 2017	12,000	3,437	3.02
		25,230	3.02

American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Market value (000)	Percent of net assets

Danish kroner — 2.65%
Nykredit:
6.00% 2038[3]	DKr48,348	US$ 9,736
5.00% 2038[3]	25,504	4,881
6.00% 2038[3]	6,040	1,232	1.90%
Realkredit Danmark 6.00% 2038[3]	18,000	3,678	.44
Other securities		2,607	.31
		22,134	2.65

Polish zloty — 2.46%
Polish Government:
6.00% 2009	PLN30,530	14,226
4.25% 2011	5,960	2,609
5.25% 2017	8,700	3,708	2.46
		20,543	2.46

Australian dollars — 2.25%
Queensland Treasury Corp.:
6.00% 2015	A$7,535	6,819
6.00% 2017	2,040	1,825	1.04
European Investment Bank 6.125% 2017	6,380	5,703	.68
Other securities		4,445	.53
		18,792	2.25

Singapore dollars — 1.88%
Singapore (Republic of):
4.375% 2009	S$11,340	8,501
3.125% 2011	7,270	5,548
3.75% 2016	2,180	1,651	1.88
		15,700	1.88

Swedish kronor — 1.49%
Swedish Government 6.75% 2014	SKr24,150	4,441	.53
Other securities		8,048	.96
		12,489	1.49

Israeli shekels — 1.39%
Israeli Government:
6.00% 2010[2]	ILS22,230	6,785
5.50% 2017[2]	16,899	4,833	1.39
		11,618	1.39

Egyptian pounds — 1.24%
Egypt (Arab Republic of):
Treasury Bill 0% 2008[2]	EGP33,175	6,149
Treasury Bill 0% 2008–2009[2]	14,625	2,723
8.75%–11.50% 2011–2013[2]	8,375	1,509	1.24
		10,381	1.24

American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Market value (000)	Percent of net assets

U.S. dollars — 36.27%
U.S. Treasury:
4.50% 2009	US$7,530	US$7,634
5.50% 2009	5,380	5,528
4.50% 2011	5,000	5,214
4.25% 2012	14,300	14,885
4.875% 2012	19,782	20,984
4.50% 2016	12,500	13,148
5.125% 2016	50,325	54,896
3.875% 2018	8,150	8,081
4.00%–5.75% 2010–2037	6,170	6,448	16.38%
Freddie Mac 0%—6.00% 2023—2038[3,4]	14,962	14,642	1.75
Fannie Mae 0%—7.00% 2036—2038[3,4]	12,225	12,111	1.45
GlaxoSmithKline Capital Inc. 5.65% 2018	4,220	4,212	.50
Other securities		135,251	16.19
		303,034	36.27

Other currencies — 1.62%
Canadian Government 4.50% 2015	C$4,340	4,499	.54
Other securities		9,053	1.08
		13,552	1.62
Total bonds, notes & other debt instruments (cost: $756,875,000)		759,083	90.86

Preferred stocks — 0.73%

Other currencies — 0.66%
Other securities	5,501	.66

Miscellaneous — 0.07%
Other preferred stocks in initial period of acquisition	544	.07
Total preferred stocks (cost: $6,390,000)	6,045	.73

American Funds Insurance Series

Global Bond Fund

Short-term securities — 4.66%

	Principal amount (000)	Market value (000)	Percent of net assets
ING (U.S.) Funding LLC 2.57% due 8/22/2008	US$16,000	US$15,936	1.91%
Novartis Finance Corp. 2.30% due 7/30/2008[5]	10,050	10,031	1.20
American Honda Finance Corp. 2.92% due 7/16/2008	6,800	6,794	.81
AstraZeneca PLC 2.55% due 8/26/2008[5]	4,300	4,281	.51
Freddie Mac 2.04% due 9/26/2008	1,900	1,891	.23
Total short-term securities (cost: $38,934,000)		38,933	4.66
Total investment securities (cost: $802,199,000)		804,061	96.25
Other assets less liabilities		31,322	3.75
Net assets		US$835,383	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government retail price index.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $30,123,000, which represented 3.61% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[4]	Coupon rate may change periodically.

[5]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $47,669,000, which represented 5.71% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series

High-Income Bond Fund	unaudited

Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets		Percent of net assets
Charter Communications	2.05%	Sprint Nextel	1.37%
NXP	1.73	Ford Motor	1.33
Edison International	1.59	Univision Communications	1.28
Countrywide Financial	1.40	Texas Competitive Electric	1.20
Nielsen Co.	1.40	Freescale Semiconductor	1.17

Bonds, notes & other debt instruments — 75.62%

	Principal amount (000)	Market value (000)	Percent of net assets

Consumer discretionary — 20.13%
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	$7,550	$5,634
Charter Communications Operating, LLC, Term Loan B, 4.90%–8.50% 2014[1,2,3]	8,415	7,729
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.
8.00%–10.875% 2012–2014[4]	6,725	6,642
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	5,908	5,465
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp.
12.125%–13.50% 2011–2012	2,050	1,602
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	1,167	1,135	2.05%
Univision Communications, Inc.:
9.75% 2015[4,5]	16,485	12,199
First Lien Term Loan B, 5.149% 2014[1,2,3]	4,175	3,451
7.85% 2011	1,635	1,537
Second Lien Term Loan B, 4.983% 2009[1,2,3]	385	372	1.28
CanWest Media Inc., Series B, 8.00% 2012	8,601	7,698	.56
Allison Transmission Holdings, Inc. 11.25% 2015[4,5]	8,050	7,004	.51
Michaels Stores, Inc. 10.00% 2014	7,575	6,600	.48
Toys “R” Us, Inc. 7.625% 2011	6,205	5,585	.41
Ford Motor Co.:
6.50%–8.875% 2018–2022	5,174	3,060
Term Loan B, 5.48% 2013[1,2,3]	2,728	2,209
Ford Capital BV 9.50% 2010[6]	200	171	.40
Other securities		198,451	14.44
		276,544	20.13

Industrials — 9.22%
Nielsen Finance LLC and Nielsen Finance Co.:
10.00% 2014	8,600	8,707
0%/12.50% 2016[7]	12,515	8,667
10.00% 2014[4]	775	785
Nielsen Finance LLC, Term Loan B, 4.734% 2013[1,2,3]	1,242	1,160	1.40
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5]	8,110	8,191	.60
DAE Aviation Holdings, Inc. 11.25% 2015[4]	6,845	6,828	.50
Other securities		92,291	6.72
		126,629	9.22

Financials — 8.10%
Ford Motor Credit Co. 4.503%–9.875% 2009–2012[1,4,6]	15,205	12,764	.93
Countrywide Home Loans, Inc. 4.00%–6.25% 2009–2011	8,772	8,255
Countrywide Financial Corp. 4.50%–5.80% 2010–2012	4,555	4,306	.91
Bank of America Corp. 8.125% noncumulative preferred (undated)[1]	1,500	1,420	.10
JPMorgan Chase & Co. 7.90% (undated)[1]	1,000	940	.07
Other securities		83,635	6.09
		111,320	8.10

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Market value (000)	Percent of net assets

Information technology — 7.17%
NXP BV and NXP Funding LLC:
9.50% 2015	$12,145	$10,596
7.875% 2014	8,255	7,636
5.463% 2013[1]	3,075	2,718
7.497%–8.625% 2013–2015[1]	E2,250	2,854	1.73%
Freescale Semiconductor, Inc.:
9.125% 2014[5]	$11,325	8,862
Term Loan B, 4.209% 2013[1,2,3]	1,312	1,192
8.875%–10.125% 2014–2016	7,700	6,076	1.17
Hughes Communications, Inc. 9.50% 2014	9,150	9,299	.68
First Data Corp., Term Loan B2, 5.552% 2014[1,2,3]	7,940	7,335	.53
SunGard Data Systems Inc. 9.125% 2013	6,984	7,089	.52
Serena Software, Inc. 10.375% 2016	5,975	5,587	.41
Other securities		29,261	2.13
		98,505	7.17

Telecommunication services — 7.12%
Sprint Nextel Corp. 6.00% 2016	8,135	7,007
Sprint Capital Corp. 6.90%–8.75% 2019–2032	6,415	5,839
Nextel Communications, Inc. 6.875%–7.375% 2013–2015	5,725	4,763	1.28
MetroPCS Wireless, Inc. 9.25% 2014	7,250	7,014	.51
American Tower Corp. 7.125% 2012	6,890	6,993	.51
Rural Cellular Corp. 5.682% 2013[1]	5,675	5,718	.42
Other securities		60,531	4.40
		97,865	7.12

Utilities — 5.46%
Edison Mission Energy 7.00%–7.75% 2013–2027	20,575	19,637
Midwest Generation, LLC 8.56% 2016[2]	2,108	2,176	1.59
Texas Competitive Electric Holdings Co. LLC:
Series B, 10.25% 2015[4]	7,665	7,550
Term Loan B2, 6.234% 2014[1,2,3]	2,139	1,985
10.25%–10.50% 2015–2016[4,5]	7,145	7,010	1.20
Intergen Power 9.00% 2017[4]	9,050	9,412	.69
Other securities		27,201	1.98
		74,971	5.46

Materials — 5.05%
Georgia Gulf Corp. 9.50% 2014	7,885	5,933	.43
Other securities		63,451	4.62
		69,384	5.05

Health care — 4.61%
HealthSouth Corp. 10.75% 2016	8,005	8,645	.63
HCA Inc., Term Loan B, 5.051% 2013[1,2,3]	6,562	6,173	.45
VWR Funding, Inc. 10.25% 2015[1,5]	6,310	5,853	.42
Bausch & Lomb Inc. 9.875% 2015[4]	5,705	5,748	.42
Other securities		36,996	2.69
		63,415	4.61

Energy — 3.65%
Williams Companies, Inc. 8.75% 2032	6,825	7,781	.57
Enterprise Products Operating LP 7.034% 2068[1]	8,780	7,689	.56
Other securities		34,671	2.52
		50,141	3.65

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments

	Market value (000)	Percent of net assets

Consumer staples — 2.45%
Other securities	$33,691	2.45%

Mortgage-backed obligations — 1.57%
Other securities	21,582	1.57

Other — 1.09%
Other securities	14,965	1.09
Total bonds, notes & other debt instruments (cost: $1,146,000,000)	1,039,012	75.62

Convertible securities — 1.18%

	Shares or principal amount

Other — 0.89%
Countrywide Financial Corp., Series A, 0% convertible debentures 2037[1,4]	$7,000,000	6,781	.49
Other securities		5,455	.40
		12,236	.89

Miscellaneous — 0.29%
Other convertible securities in initial period of acquisition		4,008	.29
Total convertible securities (cost: $14,197,000)		16,244	1.18

Preferred stocks — 1.74%

	Shares

Financials — 1.45%
Bank of America Corp., Series K, 8.00% noncumulative[1]	1,000,000	938	.07
Other securities		19,058	1.38
		19,996	1.45

Miscellaneous — 0.29%
Other preferred stocks in initial period of acquisition		4,014	.29
Total preferred stocks (cost: $35,811,000)		24,010	1.74

Common stocks — 1.82%

Industrials — 1.13%
DigitalGlobe Inc.[6,8,9]	3,677,578	14,710	1.07
Other securities		788	.06
		15,498	1.13

American Funds Insurance Series

High-Income Bond Fund

Common stocks

	Shares	Market value (000)	Percent of net assets

Other — 0.57%
Sprint Nextel Corp., Series 1	127,382	$1,210	.09%
Other securities		6,603	.48
		7,813	.57

Miscellaneous — 0.12%
Other common stocks in initial period of acquisition		1,649	.12
Total common stocks (cost: $16,518,000)		24,960	1.82

Rights & warrants — 0.00%

Other — 0.00%
Other securities	—	.00
Total rights & warrants (cost: $208,000)	—	.00

Short-term securities — 18.35%

	Principal amount (000)

Coca-Cola Co. 2.10% due 7/7/2008[4]	$20,500	20,492	1.49
Enterprise Funding Corp. 2.65% due 7/14/2008[4]	19,400	19,380	1.41
Johnson & Johnson 2.02% due 8/13/2008[4]	18,400	18,340	1.33
Jupiter Securitization Co., LLC 2.70% due 8/7/2008[4]	17,900	17,849	1.30
E.I. duPont de Nemours and Co. 2.15% due 7/22/2008[4]	16,800	16,778	1.22
Brown-Forman Corp. 2.10% due 7/15/2008[4]	15,200	15,187	1.11
Wal-Mart Stores Inc. 1.99% due 8/5/2008[4]	15,000	14,962	1.09
Prudential Funding, LLC 2.40% due 7/1/2008	13,800	13,799	1.00
Procter & Gamble International Funding S.C.A. 2.10%–2.18% due 7/10–8/11/2008[4]	13,100	13,081	.95
Private Export Funding Corp. 2.14% due 7/21/2008[4]	12,800	12,784	.93
Abbott Laboratories 1.97%–2.22% due 7/9–8/4/2008[4]	12,300	12,285	.89
AT&T Inc. 2.12% due 7/15/2008[4]	12,200	12,187	.89
Genentech, Inc. 2.17% due 7/18/2008[4]	11,055	11,043	.80
Walt Disney Co. 2.10% due 7/9/2008	10,000	9,993	.73
John Deere Credit Ltd. 2.27% due 7/30/2008	9,500	9,482	.69
NetJets Inc. 2.07% due 7/21/2008[4]	9,300	9,289	.68
United Parcel Service Inc. 2.07% due 8/8/2008[4]	8,400	8,377	.61
Harley-Davidson Funding Corp. 2.12% due 8/6/2008[4]	5,900	5,884	.43
IBM Corp. 2.18%–2.20% due 8/6–9/12/2008[4]	5,900	5,878	.43
Other securities		5,099	.37
Total short-term securities (cost: $252,206,000)		252,169	18.35
Total investment securities (cost: $1,464,940,000)		1,356,395	98.71
Other assets less liabilities		17,679	1.29
Net assets		$1,374,074	100.00%

American Funds Insurance Series

High-Income Bond Fund

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Coupon rate may change periodically.

[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $64,520,000, which represented 4.70% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $445,284,000, which represented 32.41% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $73,248,000, which represented 5.33% of the net assets of the fund.

[7]	Step bond; coupon rate will increase at a later date.

[8]	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/14/1999—7/31/2003 at a cost of $3,000,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $20,879,000, which represented 1.52% of the net assets of the fund.

[9]	Security did not produce income during the last 12 months.

Key to abbreviation

€ = Euros

See Notes to Financial Statements

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund	unaudited

Summary investment portfolio June 30, 2008

Bonds, notes & other debt instruments — 92.77%

	Principal amount (000)	Market value (000)	Percent of net assets

Mortgage-backed obligations — 47.40%
Federal agency mortgage-backed obligations[1] — 39.01%
Fannie Mae:
4.50% 2020	$7,481	$7,353
6.00% 2027	6,770	6,890
6.50% 2028	5,547	5,722
5.50% 2033	15,007	14,880
4.50% 2034	8,000	7,412
4.50% 2035	10,630	9,865
5.50% 2035	11,565	11,449
6.50% 2037	6,588	6,791
6.50% 2037	5,038	5,162
7.00% 2037	7,710	8,030
Series 2003-T1, Class B, 4.491% 2012	6,750	6,690
0%–12.056% 2015–2047[2,3]	124,952	125,570	19.35%
Freddie Mac:
4.50% 2019	5,923	5,795
5.00% 2023	6,460	6,389
5.50% 2023	32,188	32,413
6.00% 2026	6,455	6,569
6.00% 2027	12,692	12,917
5.88% 2036[2]	15,151	15,392
5.00% 2037	8,190	7,863
5.50% 2037	8,960	8,841
6.00% 2037	5,846	5,913
6.00% 2037	5,355	5,409
4.50% 2038	22,250	20,628
Series 3312, Class PA, 5.50% 2037	7,555	7,536
0%–11.00% 2008–2038[2]	70,265	69,993	18.43
Government National Mortgage Assn.:
6.00% 2038	13,000	13,214
8.50%–9.50% 2009–2023	466	509	1.23
		435,195	39.01
Commercial mortgage-backed securities[1] — 5.03%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	2,000	2,112	.19
Other securities		54,019	4.84
		56,131	5.03
Collateralized mortgage-backed obligations (privately originated) — 3.36%
Other securities		37,468	3.36
Total mortgage-backed obligations		528,794	47.40

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Market value (000)	Percent of net assets

U.S. Treasury bonds & notes — 34.91%
U.S. Treasury:
4.25% 2012	$22,690	$23,619
4.625% 2012	7,650	8,048
3.625% 2013	6,000	6,087
4.25% 2013	30,539	31,866
4.00% 2014	7,250	7,480
4.25% 2014	6,500	6,792
11.25% 2015	15,000	21,706
5.125% 2016	110,975	121,054
4.625% 2017	47,250	49,741
8.875% 2017	30,190	41,120
8.125% 2019	12,195	16,303
8.50% 2020	9,100	12,547
7.125% 2023	9,500	12,162
4.50% 2036	15,100	15,001
2.75%–7.875% 2012–2021[3,4]	14,542	15,955	34.91%
		389,481	34.91

Federal agency bonds & notes — 5.17%
Freddie Mac:
5.25% 2011	6,000	6,269
4.50% 2014	6,000	6,062
5.25% 2016	5,000	5,191
5.50% 2016	5,000	5,269
5.50% 2017	3,500	3,689	2.37
Fannie Mae 3.625%–6.125% 2011–2013	10,750	11,106	1.00
Other securities		20,109	1.80
		57,695	5.17

Asset-backed obligations[1] — 4.98%
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,570	5,670	.51
Other securities		49,906	4.47
		55,576	4.98

Other — 0.31%
Other securities		3,416	.31
Total bonds, notes & other debt instruments (cost: $1,037,361,000)		1,034,962	92.77

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Short-term securities — 9.62%

	Principal amount (000)	Market value (000)	Percent of net assets

Medtronic Inc. 2.25% due 7/23/2008[5]	$21,000	$20,970	1.88%
Park Avenue Receivables Co., LLC 2.60% due 7/1/2008[5]	19,000	18,999	1.70
Harley-Davidson Funding Corp. 2.10% due 7/16/2008[5]	16,200	16,181	1.45
AT&T Inc. 2.18%–2.22% due 7/24–7/29/2008[5]	14,500	14,476	1.30
Coca-Cola Co. 2.18%–2.20% due 7/3–8/19/2008[5]	13,300	13,278	1.19
Johnson & Johnson 2.10% due 8/26/2008[5]	12,100	12,048	1.08
Merck & Co. Inc. 2.12% due 7/30/2008	11,400	11,380	1.02
Total short-term securities (cost: $107,347,000)		107,332	9.62
Total investment securities (cost: $1,144,708,000)		1,142,294	102.39
Other assets less liabilities		(26,662)	(2.39)
Net assets		$1,115,632	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[2]	Coupon rate may change periodically.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $18,224,000, which represented 1.63% of the net assets of the fund.

[4]	Index-linked bond whose principal amount moves with a government retail price index.

[5]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $140,828,000, which represented 12.62% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series

Cash Management Fund	unaudited

Investment portfolio June 30, 2008

Short-term securities — 99.85%

	Principal amount (000)	Market value (000)	Percent of net assets
Corporate short-term notes — 93.73%
Toyota Motor Credit Corp. 2.25%–2.39% due 7/15–8/13/2008	$16,100	$16,073
Toyota Credit de Puerto Rico Corp. 2.35% due 8/4/2008	5,000	4,989	2.75%
United Parcel Service Inc. 2.00% due 7/16/2008[1]	20,000	19,982	2.60
Bank of America Corp. 2.35% due 7/14/2008	15,000	14,985
Enterprise Funding Corp. 2.72% due 8/4/2008[1]	5,000	4,987	2.60
Medtronic Inc. 2.10%–2.15% due 7/9–8/11/2008[1]	20,000	19,970	2.60
JPMorgan Chase & Co. 2.20% due 7/7/2008	15,000	14,993
Jupiter Securitization Co., LLC 2.75% due 8/28/2008[1]	5,000	4,976	2.60
Nestlé Finance International Ltd. 2.14%–2.16% due 7/18–7/31/2008	20,000	19,967	2.60
E.I. duPont de Nemours and Co. 2.12%–2.17% due 7/11–8/28/2008[1]	20,000	19,959	2.60
Toronto-Dominion Holdings USA Inc. 2.39%–2.53% due 7/14–8/15/2008[1]	20,000	19,958	2.60
Procter & Gamble International Funding S.C.A. 2.18% due 8/4–8/8/2008[1]	20,000	19,956	2.60
Private Export Funding Corp. 2.12% due 8/11/2008[1]	20,000	19,946	2.60
Caisse d’Amortissement de la Dette Sociale 2.20% due 8/18/2008	20,000	19,940	2.60
Walt Disney Co. 2.05%–2.14% due 7/9–8/15/2008	19,917	19,890	2.59
Coca-Cola Co. 1.98%–2.05% due 7/21/2008[1]	19,900	19,873	2.59
IBM Corp. 2.16%–2.25% due 7/23–9/2/2008[1]	19,796	19,734	2.57
Unilever Capital Corp. 2.20%–2.25% due 8/7–8/25/2008[1]	19,700	19,643	2.56
Becton, Dickinson and Co. 2.12%–2.17% due 7/11–7/28/2008	19,374	19,346	2.52
Abbott Laboratories 1.97%–1.98% due 7/8–7/15/2008[1]	19,200	19,182	2.50
Yale University 2.15%–2.19% due 7/8–7/15/2008	18,600	18,585	2.42
American Honda Finance Corp. 2.28%–2.30% due 8/19–8/26/2008	18,250	18,176	2.37
John Deere Capital Corp. 2.14%–2.17% due 7/1–8/13/2008[1]	18,200	18,166	2.37
Johnson & Johnson 2.02%–2.05% due 8/5–8/13/2008[1]	18,200	18,153	2.37
NetJets Inc. 2.17%–2.19% due 7/23–8/7/2008[1]	17,700	17,668	2.30
Danske Corp. 2.47%–2.48% due 7/1–7/16/2008[1]	17,400	17,389	2.27
Brown-Forman Corp. 2.10%–2.25% due 7/22–8/20/2008[1]	16,900	16,865	2.20
CBA (Delaware) Finance Inc. 2.35%–2.50% due 7/30/2008	15,100	15,068	1.96
Genentech, Inc. 2.19% due 7/24/2008[1]	15,000	14,978	1.95
ING (U.S.) Funding LLC 2.48% due 8/1/2008	15,000	14,967	1.95
Novartis Finance Corp. 2.22% due 8/6/2008[1]	15,000	14,966	1.95
Canadian Wheat Board 2.02% due 8/8/2008	15,000	14,958	1.95
Calyon North America Inc. 2.54% due 8/19/2008	15,000	14,947	1.95
Swedish Export Credit Corp. 2.11% due 7/22/2008	14,300	14,278	1.86
KfW 2.16% due 8/5/2008[1]	14,300	14,264	1.86
Pfizer Inc 2.11%–2.16% due 7/2–8/8/2008[1]	14,000	13,988	1.82
Chevron Funding Corp. 2.03% due 7/3/2008	13,800	13,798	1.80
Wal-Mart Stores Inc. 2.10%–2.17% due 7/22/2008[1]	13,000	12,983	1.69
American Express Credit Corp. 2.28%–2.45% due 7/2–8/12/2008	11,900	11,871	1.55
Illinois Tool Works Inc. 2.26% due 7/21/2008	10,000	9,987	1.30
3M Co. 2.13% due 7/29/2008	9,000	8,985	1.17
Paccar Financial Corp. 2.10%–2.20% due 8/12–8/29/2008	8,200	8,169	1.07
Harvard University 1.98% due 7/7/2008	8,000	7,995	1.04
Estée Lauder Companies Inc. 2.20% due 7/18/2008[1]	7,800	7,791	1.02
Eksportfinans ASA 2.48% due 7/1/2008[1]	7,740	7,739	1.01
Rabobank USA Financial Corp. 2.47% due 8/8/2008	7,000	6,981	.91
Svenska Handelsbanken Inc. 2.47% due 7/11/2008	5,000	4,996	.65
Electricité de France 2.23% due 7/21/2008[1]	5,000	4,993	.65
Westpac Banking Corp. 2.45% due 8/6/2008[1]	5,000	4,987	.65
Kimberly-Clark Worldwide Inc. 2.23% due 8/18/2008[1]	4,500	4,486	.59
HSBC Finance Corp. 2.35% due 7/29/2008	4,300	4,292	.56
Variable Funding Capital Corp. 2.50% due 8/6/2008[1]	3,400	3,390	.44
		719,208	93.73

American Funds Insurance Series

Cash Management Fund

Short-term securities

	Principal amount (000)	Market value (000)	Percent of net assets

Federal agency discount notes — 6.12%
Federal Home Loan Bank 2.25% due 8/13–8/27/2008	$23,050	$22,983	3.00%
Fannie Mae 2.20%–2.28% due 8/1–8/27/2008	14,040	14,005	1.82
Freddie Mac 2.28% due 8/25/2008	10,000	9,969	1.30
		46,957	6.12
Total investment securities (cost: $766,240,000)		766,165	99.85
Other assets less liabilities		1,134	.15
Net assets		$767,299	100.00%

[1]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $400,972,000, which represented 52.26% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets & liabilities at June 30, 2008

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities at market:
Unaffiliated issuers	$247,673	$5,751,526	$3,468,753	$28,006,525	$10,424,549	$2,087,145
Affiliated issuers	—	—	297,671	1,244,598	—	—
Cash denominated in currencies other than U.S. dollars	7	1,490	3,733	—	12,892	78
Cash	132	197	160	11,505	153	106
Unrealized gain on forward currency contracts	—	—	—	—	—	—
Receivables for:
Sales of investments	2,397	362	30,201	66,501	52,635	1,389
Sales of fund’s shares	74	7,964	3,036	8,525	17,928	2,052
Dividends and interest	336	13,823	2,964	29,700	23,731	7,403
Other assets	—	—	588	—	—	—
	250,619	5,775,362	3,807,106	29,367,354	10,531,888	2,098,173
Liabilities:
Unrealized loss on forward currency contracts	—	—	—	—	—	—
Payables for:
Purchases of investments	422	15,878	14,245	105,869	39,016	10,631
Repurchases of fund’s shares	182	4,208	6,054	46,292	9,543	5,883
Bank overdraft	—	—	—	—	—	—
Investment advisory services	113	2,278	2,042	7,084	3,902	1,171
Distribution services	48	1,034	728	4,716	1,660	375
Trustees’ deferred compensation	2	69	41	893	388	14
Other	2	55	82	52	201	66
	769	23,522	23,192	164,906	54,710	18,140
Net assets at June 30, 2008 (total: $102,812,785)	$249,850	$5,751,840	$3,783,914	$29,202,448	$10,477,178	$2,080,033
Investment securities at cost:
Unaffiliated issuers	$248,100	$5,393,671	$3,154,147	$24,593,063	$9,537,328	$1,739,460
Affiliated issuers	—	—	$271,160	$1,165,424	—	—
Cash denominated in currencies other than U.S. dollars at cost	$7	$1,490	$3,734	—	$12,894	$78
Net assets consist of:
Capital paid in on shares of beneficial interest	$247,196	$5,309,867	$3,464,771	$25,792,378	$9,116,150	$1,674,980
Undistributed (distributions in excess of) net investment income	1,662	67,695	(47,163)	140,854	143,439	13,831
Undistributed (accumulated) net realized gain (loss)	1,413	16,321	25,156	(223,454)	329,585	43,483
Net unrealized (depreciation) appreciation	(421)	357,957	341,150	3,492,670	888,004	347,739
Net assets at June 30, 2008	$249,850	$5,751,840	$3,783,914	$29,202,448	$10,477,178	$2,080,033
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $22,940,559)	$29,521	$890,838	$400,377	$6,912,203	$2,627,127	$309,442
Shares outstanding	2,465	42,529	19,029	123,657	137,197	14,121
Net asset value per share	$11.98	$20.95	$21.04	$55.90	$19.15	$21.91
Class 2:
Net assets (total: $78,939,130)	$220,329	$4,861,002	$3,383,537	$21,926,717	$7,749,870	$1,770,591
Shares outstanding	18,511	233,696	162,768	395,876	406,723	81,521
Net asset value per share	$11.90	$20.80	$20.79	$55.39	$19.05	$21.72
Class 3:
Net assets (total: $933,096)	—	—	—	$363,528	$100,181	—
Shares outstanding	—	—	—	6,509	5,238	—
Net asset value per share	—	—	—	$55.85	$19.13	—

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

$3,786,305	$2,367,228	$25,911,690	$9,137,804	$5,882,704	$804,061	$1,356,395	$1,142,294	$766,165
—	—	—	84,645	—	—	—	—	—
—	556	791	—	—	7	—	—	—
82	142	70	155	—	109	118	92	60
—	—	—	—	939	818	—	—	—

—	281	167,109	17,930	53,820	2,285	5,783	10,899	—
1,207	4,190	42,715	10,190	10,070	27,019	1,457	6,748	15,888
4,710	7,602	24,155	34,423	69,741	12,414	22,057	9,253	—
—	—	—	—	2	—*	20	—	—
3,792,304	2,379,999	26,146,530	9,285,147	6,017,276	846,713	1,385,830	1,169,286	782,113

—	—	—	139	2,855	1,692	74	—	—

9,539	16,626	98,294	51,348	219,699	8,206	9,843	52,798	14,466
821	2,518	12,445	8,033	2,562	943	790	281	14
—	—	—	—	633	—	—	—	—
1,238	1,035	5,312	2,105	1,639	329	484	339	172
766	477	4,218	1,449	798	148	213	162	124
42	5	1,013	240	58	1	92	74	38
1	29	53	13	119	11	260	—*	—*
12,407	20,690	121,335	63,327	228,363	11,330	11,756	53,654	14,814

$3,779,897	$2,359,309	$26,025,195	$9,221,820	$5,788,913	$835,383	$1,374,074	$1,115,632	$767,299

$4,042,125	$2,538,710	$25,221,033	$8,557,287	$6,124,665	$802,199	$1,464,940	$1,144,708	$766,240
—	—	—	$48,481	—	—	—	—	—

—	$556	$791	—	—	$7	—	—	—

$3,970,329	$2,496,059	$24,627,693	$8,614,598	$5,890,242	$818,695	$1,574,800	$1,102,075	$759,142

39,341	27,600	240,468	121,103	149,326	12,353	48,890	20,053	8,218
26,047	7,055	466,346	(130,463)	(7,019)	3,122	(141,007)	(4,082)	14
(255,820)	(171,405)	690,688	616,582	(243,636)	1,213	(108,609)	(2,414)	(75)
$3,779,897	$2,359,309	$26,025,195	$9,221,820	$5,788,913	$835,383	$1,374,074	$1,115,632	$767,299
$260,221	$96,640	$6,377,616	$2,317,696	$1,899,819	$67,972	$344,244	$286,752	$120,091
28,520	9,120	180,031	139,444	173,127	6,060	30,396	24,329	10,458
$9.12	$10.60	$35.43	$16.62	$10.97	$11.22	$11.33	$11.79	$11.48

$3,519,676	$2,262,669	$19,317,120	$6,841,910	$3,889,094	$767,411	$1,004,266	$799,935	$625,003
388,976	214,228	549,291	414,833	358,060	68,641	89,487	68,373	54,723
$9.05	$10.56	$35.17	$16.49	$10.86	$11.18	$11.22	$11.70	$11.42

—	—	$330,459	$62,214	—	—	$25,564	$28,945	$22,205
—	—	9,335	3,746	—	—	2,257	2,456	1,935
—	—	$35.40	$16.61	—	—	$11.33	$11.79	$11.47

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2008

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$2,318	$77,613	$22,691	$187,035	$164,361	$22,288
Interest	339	16,465	7,069	32,812	16,525	9,672
	2,657	94,078	29,760	219,847	180,886	31,960
Fees and expenses[3]:
Investment advisory services	746	14,927	13,589	46,257	26,231	7,653
Distribution services — Class 2	282	6,183	4,397	28,923	10,817	2,231
Distribution services — Class 3	—	—	—	345	99	—
Transfer agent services	— [4]	2	1	10	3	1
Reports to shareholders	3	102	69	515	150	28
Registration statement and prospectus	2	44	31	229	85	16
Postage, stationery and supplies	1	45	31	230	53	10
Trustees’ compensation	1	17	12	74	26	6
Auditing and legal	2	5	6	15	9	8
Custodian	16	372	484	349	1,325	466
State and local taxes	3	60	42	304	113	22
Other	2	17	22	42	29	17
Total fees and expenses before waiver	1,058	21,774	18,684	77,293	38,940	10,458
Less waiver of fees and expenses:
Investment advisory services	75	1,493	1,359	4,626	2,623	765
Total fees and expenses after waiver	983	20,281	17,325	72,667	36,317	9,693
Net investment income	1,674	73,797	12,435	147,180	144,569	22,267
Net realized gain (loss) and unrealized depreciation on investments and currency:
Net realized gain (loss) on:
Investments[2]	1,515	18,727	26,264	(220,195)	337,652	44,092
Currency transactions	(82)	(1,611)	(918)	(71)	(7,399)	(407)
	1,433	17,116	25,346	(220,266)	330,253	43,685
Net unrealized (depreciation) appreciation on:
Investments	(39,658)	(684,531)	(576,235)	(2,338,607)	(1,850,361)	(259,478)
Currency translations	8	108	6	(173)	184	19
	(39,650)	(684,423)	(576,229)	(2,338,780)	(1,850,177)	(259,459)
Net realized gain (loss) and unrealized depreciation on investments and currency	(38,217)	(667,307)	(550,883)	(2,559,046)	(1,519,924)	(215,774)
Net (decrease) increase in net assets resulting from operations	$(36,543)	$(593,510)	$(538,448)	$(2,411,866)	$(1,375,355)	$(193,507)

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.

[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.

[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

[4]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

$47,756	$28,401	$262,946	$59,331	$3,262	$27	$746	$—	$—
4,458	9,445	40,179	83,879	161,540	14,478	53,868	23,047	10,073
52,214	37,846	303,125	143,210	164,802	14,505	54,614	23,047	10,073

8,524	6,574	35,864	13,869	10,595	1,760	3,104	2,117	1,126
4,874	2,703	26,396	8,700	5,563	716	1,213	888	701
—	—	326	59	—	—	24	27	20
2	1	9	3	2	— [4]	— [4]	— [4]	— [4]
57	31	486	126	94	9	13	10	7
33	17	217	71	42	4	10	7	6
20	11	217	45	41	3	4	3	2
13	7	66	24	16	2	2	1	1
2	1	13	4	2	— [4]	1	1	— [4]
14	156	365	82	122	62	7	1	1
43	23	286	96	58	6	13	10	8
6	7	44	17	11	4	6	2	1
13,588	9,531	64,289	23,096	16,546	2,566	4,397	3,067	1,873

852	657	3,586	1,387	1,059	176	310	212	113
12,736	8,874	60,703	21,709	15,487	2,390	4,087	2,855	1,760
39,478	28,972	242,422	121,501	149,315	12,115	50,527	20,192	8,313
28,771	7,663	487,632	(126,748)	(3,005)	2,879	(11,422)	2,917	15
—	(246)	860	(226)	(2,222)	420	(124)	—	—
28,771	7,417	488,492	(126,974)	(5,227)	3,299	(11,546)	2,917	15

(740,584)	(263,760)	(3,967,015)	(593,022)	(168,293)	(2,583)	(61,221)	(15,474)	(54)
—	51	(20)	(67)	(1,836)	(462)	(87)	—	—
(740,584)	(263,709)	(3,967,035)	(593,089)	(170,129)	(3,045)	(61,308)	(15,474)	(54)

(711,813)	(256,292)	(3,478,543)	(720,063)	(175,356)	254	(72,854)	(12,557)	(39)

$(672,335)	$(227,320)	$(3,236,121)	$(598,562)	$(26,041)	$12,369	$(22,327)	$7,635	$8,274

American Funds Insurance Series

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund
	Six months ended June 30, 2008*	Year ended December 31, 2007	Six months ended June 30, 2008*	Year ended December 31, 2007
Operations:
Net investment income	$1,674	$2,289	$73,797	$93,582
Net realized gain (loss) on investments and currency transactions	1,433	22,831	17,116	441,598
Net unrealized (depreciation) appreciation on investments and currency translations	(39,650)	9,005	(684,423)	141,822
Net (decrease) increase in net assets resulting from operations	(36,543)	34,125	(593,510)	677,002
Dividends and distributions paid to shareholders:
Dividends from net investment income and currency gains:
Class 1	—	(377)	(1,853)	(15,248)
Class 2	—	(2,059)	(8,192)	(129,196)
Class 3	—	—	—	—
Total dividends from net investment income and currency gains	—	(2,436)	(10,045)	(144,444)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(365)	(1,013)	(8,689)	(1,007)
Class 2	(2,739)	(6,707)	(48,505)	(13,287)
Class 3	—	—	—	—
Long-term net realized gains:
Class 1	(358)	(1,382)	(58,846)	(13,121)
Class 2	(2,684)	(9,278)	(328,542)	(173,088)
Class 3	—	—	—	—
Total distributions from net realized gain on investments	(6,146)	(18,380)	(444,582)	(200,503)
Total dividends and distributions paid to shareholders	(6,146)	(20,816)	(454,627)	(344,947)
Capital share transactions:
Class 1:
Proceeds from shares sold	1,199	6,060	466,544	399,261
Proceeds from reinvestment of dividends and distributions	723	2,772	69,388	29,376
Cost of shares repurchased	(2,361)	(4,255)	(181,341)	(43,793)
Net (decrease) increase from Class 1 transactions	(439)	4,577	354,591	384,844
Class 2:
Proceeds from shares sold	25,839	71,657	303,174	675,865
Proceeds from reinvestment of dividends and distributions	5,423	18,044	385,239	315,571
Cost of shares repurchased	(13,088)	(11,522)	(107,124)	(137,454)
Net increase from Class 2 transactions	18,174	78,179	581,289	853,982
Class 3:
Proceeds from shares sold	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—
Cost of shares repurchased	—	—	—	—
Net increase (decrease) from Class 3 transactions	—	—	—	—
Net increase in net assets resulting from capital share transactions	17,735	82,756	935,880	1,238,826
Total (decrease) increase in net assets	(24,954)	96,065	(112,257)	1,570,881
Net assets:
Beginning of period	274,804	178,739	5,864,097	4,293,216
End of period	$249,850	$274,804	$5,751,840	$5,864,097
Undistributed (distributions in excess of) net investment income	$1,662	$(12)	$67,695	$3,943
Shares of beneficial interest:
Class 1:
Shares sold	92	423	19,804	15,922
Shares issued on reinvestment of dividends and distributions	59	202	3,274	1,195
Shares repurchased	(181)	(304)	(7,741)	(1,788)
Net (decrease) increase in shares outstanding	(30)	321	15,337	15,329
Class 2:
Shares sold	2,000	5,027	12,848	27,538
Shares issued on reinvestment of dividends and distributions	444	1,325	18,301	12,903
Shares repurchased	(1,024)	(832)	(4,633)	(5,664)
Net increase in shares outstanding	1,420	5,520	26,516	34,777
Class 3:
Shares sold	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—
Net increase (decrease) in shares outstanding	—	—	—	—

*	Unaudited.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands)

Global Small Capitalization Fund		Growth Fund		International Fund		New World Fund		Blue Chip Income and Growth Fund
Six months ended June 30, 2008*	Year ended December 31, 2007	Six months ended June 30, 2008*	Year ended December 31, 2007	Six months ended June 30, 2008*	Year ended December 31, 2007	Six months ended June 30, 2008*	Year ended December 31, 2007	Six months ended June 30, 2008*	Year ended December 31, 2007

$12,435	$8,474	$147,180	$230,097	$144,569	$163,553	$22,267	$28,392	$39,478	$75,469
25,346	509,642	(220,266)	2,962,852	330,253	1,313,255	43,685	165,173	28,771	254,410
(576,229)	162,605	(2,338,780)	146,972	(1,850,177)	363,568	(259,459)	263,385	(740,584)	(250,926)
(538,448)	680,721	(2,411,866)	3,339,921	(1,375,355)	1,840,376	(193,507)	456,950	(672,335)	78,953
—	(9,957)	(9,125)	(50,378)	(5,125)	(27,717)	(966)	(6,659)	(1,138)	(4,468)
—	(106,466)	(18,542)	(192,512)	(11,371)	(135,569)	(4,929)	(49,605)	(13,775)	(109,535)
—	—	(353)	(3,515)	(161)	(1,795)	—	—	—	—
—	(116,423)	(28,020)	(246,405)	(16,657)	(165,081)	(5,895)	(56,264)	(14,913)	(114,003)

(7,339)	(5,130)	(78,011)	(23,434)	(35,879)	(13,679)	(3,297)	(2,014)	(2,408)	(1,063)
(63,935)	(65,805)	(249,962)	(113,371)	(106,959)	(67,770)	(19,413)	(19,962)	(32,987)	(28,489)
—	—	(4,124)	(2,111)	(1,383)	(991)	—	—	—	—

(40,224)	(15,875)	(618,631)	(310,646)	(290,130)	(67,908)	(18,570)	(7,335)	(14,843)	(3,868)
(350,423)	(203,660)	(1,982,221)	(1,502,851)	(864,914)	(336,431)	(109,350)	(72,698)	(203,359)	(103,659)
—	—	(32,706)	(27,987)	(11,178)	(4,920)	—	—	—	—
(461,921)	(290,470)	(2,965,655)	(1,980,400)	(1,310,443)	(491,699)	(150,630)	(102,009)	(253,597)	(137,079)
(461,921)	(406,893)	(2,993,675)	(2,226,805)	(1,327,100)	(656,780)	(156,525)	(158,273)	(268,510)	(251,082)
167,273	126,470	2,729,110	2,309,420	1,371,348	10,273	140,176	120,507	168,209	8,279
47,563	30,962	705,767	384,458	331,134	109,304	22,833	16,008	18,389	9,399
(87,487)	(54,125)	(389,153)	(1,277,505)	(174,915)	(261,901)	(66,011)	(29,946)	(11,765)	(29,039)
127,349	103,307	3,045,724	1,416,373	1,527,567	(142,324)	96,998	106,569	174,833	(11,361)

185,323	650,430	1,039,681	2,390,962	533,230	1,410,185	173,000	374,113	169,254	462,760
414,358	375,931	2,250,725	1,808,734	983,244	539,770	133,692	142,265	250,121	241,683
(286,435)	(234,256)	(2,570,902)	(2,925,475)	(1,418,178)	(457,606)	(109,596)	(86,420)	(290,373)	(200,407)
313,246	792,105	719,504	1,274,221	98,296	1,492,349	197,096	429,958	129,002	504,036

—	—	1,564	4,170	640	3,053	—	—	—	—
—	—	37,183	33,613	12,722	7,706	—	—	—	—
—	—	(31,347)	(82,589)	(9,790)	(22,414)	—	—	—	—
—	—	7,400	(44,806)	3,572	(11,655)	—	—	—	—
440,595	895,412	3,772,628	2,645,788	1,629,435	1,338,370	294,094	536,527	303,835	492,675
(559,774)	1,169,240	(1,632,913)	3,758,904	(1,073,020)	2,521,966	(55,938)	835,204	(637,010)	320,546

4,343,688	3,174,448	30,835,361	27,076,457	11,550,198	9,028,232	2,135,971	1,300,767	4,416,907	4,096,361
$3,783,914	$4,343,688	$29,202,448	$30,835,361	$10,477,178	$11,550,198	$2,080,033	$2,135,971	$3,779,897	$4,416,907
$(47,163)	$(59,598)	$140,854	$21,694	$143,439	$15,527	$13,831	$(2,541)	$39,341	$14,776
6,850	4,520	42,393	33,820	58,840	415	5,736	4,878	15,320	668
2,210	1,132	12,364	5,708	17,175	4,615	1,033	681	1,950	769
(3,607)	(1,999)	(6,240)	(18,697)	(7,654)	(11,093)	(2,735)	(1,305)	(1,103)	(2,380)
5,453	3,653	48,517	20,831	68,361	(6,063)	4,034	4,254	16,167	(943)

7,640	23,682	16,645	35,619	23,385	59,148	7,055	15,801	15,934	38,123
19,490	13,858	39,793	27,058	51,237	22,881	6,105	6,123	26,751	19,932
(11,857)	(8,879)	(40,631)	(43,455)	(61,099)	(19,682)	(4,612)	(3,867)	(26,924)	(16,554)
15,273	28,661	15,807	19,222	13,523	62,347	8,548	18,057	15,761	41,501

—	—	24	63	28	130	—	—	—	—
—	—	652	499	661	326	—	—	—	—
—	—	(498)	(1,224)	(430)	(951)	—	—	—	—
—	—	178	(662)	259	(495)	—	—	—	—

American Funds Insurance Series

Statements of changes in net assets

	Global Growth and Income Fund		Growth-Income Fund		Asset Allocation Fund
	Six months ended June 30, 2008*	Year ended December 31, 2007	Six months ended June 30, 2008*	Year ended December 31, 2007	Six months ended June 30, 2008*	Year ended December 31, 2007
Operations:
Net investment income	$28,972	$29,034	$242,422	$466,168	$121,501	$211,683
Net realized gain (loss) on investments and currency transactions	7,417	77,806	488,492	1,633,341	(126,974)	357,101
Net unrealized (depreciation) appreciation on investments and currency translations	(263,709)	41,796	(3,967,035)	(740,365)	(593,089)	(75,392)
Net (decrease) increase in net assets resulting from operations	(227,320)	148,636	(3,236,121)	1,359,144	(598,562)	493,392
Dividends and distributions paid to shareholders:
Dividends from net investment income and currency gains:
Class 1	—	(1,370)	(22,859)	(99,611)	(10,686)	(42,539)
Class 2	—	(30,736)	(60,708)	(355,785)	(29,050)	(157,653)
Class 3	—	—	(1,080)	(6,561)	(270)	(1,590)
Total dividends from net investment income and currency gains	—	(32,106)	(84,647)	(461,957)	(40,006)	(201,782)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(394)	(1,952)	(42,380)	(17,061)	(2,375)	(5,053)
Class 2	(9,569)	(47,286)	(130,677)	(69,728)	(7,163)	(28,051)
Class 3	—	—	(2,231)	(1,354)	(65)	(297)
Long-term net realized gains:
Class 1	(236)	(565)	(351,389)	(164,342)	(85,489)	(36,748)
Class 2	(5,742)	(14,077)	(1,083,493)	(671,641)	(257,869)	(204,006)
Class 3	—	—	(18,492)	(13,040)	(2,333)	(2,162)
Total distributions from net realized gain on investments	(15,941)	(63,880)	(1,628,662)	(937,166)	(355,294)	(276,317)
Total dividends and distributions paid to shareholders	(15,941)	(95,986)	(1,713,309)	(1,399,123)	(395,300)	(478,099)
Capital share transactions:
Class 1:
Proceeds from shares sold	28,265	44,895	2,105,765	2,341,348	579,511	896,096
Proceeds from reinvestment of dividends and distributions	630	3,887	416,628	281,014	98,550	84,340
Cost of shares repurchased	(2,297)	(18,147)	(626,770)	(673,969)	(57,812)	(115,427)
Net increase (decrease) from Class 1 transactions	26,598	30,635	1,895,623	1,948,393	620,249	865,009
Class 2:
Proceeds from shares sold	505,031	1,224,641	690,503	2,013,524	218,833	717,517
Proceeds from reinvestment of dividends and distributions	15,311	92,099	1,274,878	1,097,154	294,082	389,710
Cost of shares repurchased	(20,483)	(6,505)	(2,142,570)	(2,602,486)	(221,544)	(193,263)
Net increase (decrease) from Class 2 transactions	499,859	1,310,235	(177,189)	508,192	291,371	913,964
Class 3:
Proceeds from shares sold	—	—	299	778	445	3,124
Proceeds from reinvestment of dividends and distributions	—	—	21,803	20,955	2,668	4,049
Cost of shares repurchased	—	—	(31,726)	(77,378)	(5,161)	(12,795)
Net (decrease) increase from Class 3 transactions	—	—	(9,624)	(55,645)	(2,048)	(5,622)
Net increase in net assets resulting from capital share transactions	526,457	1,340,870	1,708,810	2,400,940	909,572	1,773,351
Total increase (decrease) in net assets	283,196	1,393,520	(3,240,620)	2,360,961	(84,290)	1,788,644
Net assets:
Beginning of period	2,076,113	682,593	29,265,815	26,904,854	9,306,110	7,517,466
End of period	$2,359,309	$2,076,113	$26,025,195	$29,265,815	$9,221,820	$9,306,110
Undistributed (distributions in excess of) net investment income	$27,600	$(1,372)	$240,468	$82,693	$121,103	$39,608
Shares of beneficial interest:
Class 1:
Shares sold	2,517	3,807	52,015	52,474	32,747	46,825
Shares issued on reinvestment of dividends and distributions	59	337	11,424	6,397	5,856	4,483
Shares repurchased	(206)	(1,495)	(15,539)	(15,323)	(3,274)	(6,055)
Net increase (decrease) in shares outstanding	2,370	2,649	47,900	43,548	35,329	45,253
Class 2:
Shares sold	44,790	104,297	17,507	46,137	12,473	37,981
Shares issued on reinvestment of dividends and distributions	1,435	8,017	35,218	25,097	17,610	20,722
Shares repurchased	(1,871)	(561)	(53,416)	(59,040)	(12,680)	(10,240)
Net increase (decrease) in shares outstanding	44,354	111,753	(691)	12,194	17,403	48,463
Class 3:
Shares sold	—	—	8	18	25	165
Shares issued on reinvestment of dividends and distributions	—	—	598	476	158	214
Shares repurchased	—	—	(799)	(1,757)	(292)	(671)
Net (decrease) increase in shares outstanding	—	—	(193)	(1,263)	(109)	(292)

*	Unaudited.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands)

Bond Fund		Global Bond Fund		High-Income Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund
Six months ended June 30, 2008*	Year ended December 31, 2007	Six months ended June 30, 2008*	Year ended December 31, 2007	Six months ended June 30, 2008*	Year ended December 31, 2007	Six months ended June 30, 2008*	Year ended December 31, 2007	Six months ended June 30, 2008*	Year ended December 31, 2007

$149,315	$233,657	$12,115	$6,041	$50,527	$92,403	$20,192	$33,300	$8,313	$22,878
(5,227)	34,797	3,299	3,344	(11,546)	3,093	2,917	2,138	15	3

(170,129)	(128,206)	(3,045)	4,164	(61,308)	(81,331)	(15,474)	12,104	(54)	(32)
(26,041)	140,248	12,369	13,549	(22,327)	14,165	7,635	47,542	8,274	22,849

(16,750)	(27,191)	(91)	(761)	(4,365)	(34,436)	(1,632)	(15,945)	(697)	(7,248)
(33,237)	(327,209)	(1,048)	(7,129)	(12,551)	(110,945)	(4,374)	(37,372)	(3,273)	(25,540)
—	—	—	—	(325)	(3,325)	(160)	(2,188)	(120)	(1,300)
(49,987)	(354,400)	(1,139)	(7,890)	(17,241)	(148,706)	(6,166)	(55,505)	(4,090)	(34,088)
(3,045)	—	(23)	—	—	—	—	—	—	—
(6,365)	—	(262)	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

(1,523)	—	—	—	—	—	—	—	—	—
(3,182)	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
(14,115)	—	(285)	—	—	—	—	—	—	—
(64,102)	(354,400)	(1,424)	(7,890)	(17,241)	(148,706)	(6,166)	(55,505)	(4,090)	(34,088)
1,693,000	223,507	43,365	15,323	97,029	64,447	89,893	17,198	35,501	82,701
21,318	27,191	114	761	4,365	34,436	1,632	15,945	697	7,248
(221,946)	(27,058)	(4,278)	(687)	(55,915)	(54,035)	(16,858)	(37,415)	(28,998)	(73,550)
1,492,372	223,640	39,201	15,397	45,479	44,848	74,667	(4,272)	7,200	16,399

363,717	1,307,778	495,023	256,862	73,738	222,164	203,559	179,695	267,502	400,501
42,784	327,209	1,310	7,129	12,551	110,945	4,374	37,372	3,273	25,540
(1,134,416)	(133,653)	(18,496)	(4,474)	(48,716)	(67,426)	(5,785)	(17,046)	(101,127)	(247,164)
(727,915)	1,501,334	477,837	259,517	37,573	265,683	202,148	200,021	169,648	178,877

—	—	—	—	2,313	2,454	3,564	3,966	11,408	20,409
—	—	—	—	325	3,325	160	2,188	120	1,300
—	—	—	—	(4,027)	(8,871)	(3,767)	(8,953)	(9,625)	(19,332)
—	—	—	—	(1,389)	(3,092)	(43)	(2,799)	1,903	2,377
764,457	1,724,974	517,038	274,914	81,663	307,439	276,772	192,950	178,751	197,653
674,314	1,510,822	527,983	280,573	42,095	172,898	278,241	184,987	182,935	186,414

5,114,599	3,603,777	307,400	26,827	1,331,979	1,159,081	837,391	652,404	584,364	397,950
$ 5,788,913	$5,114,599	$835,383	$307,400	$1,374,074	$1,331,979	$1,115,632	$837,391	$767,299	$584,364
$149,326	$49,998	$12,353	$1,377	$48,890	$15,604	$20,053	$6,027	$8,218	$3,995

151,933	19,367	3,864	1,435	8,444	5,144	7,591	1,447	3,098	7,068
1,943	2,432	10	71	380	2,837	139	1,385	61	633
(19,916)	(2,340)	(378)	(66)	(4,890)	(4,245)	(1,416)	(3,160)	(2,525)	(6,295)
133,960	19,459	3,496	1,440	3,934	3,736	6,314	(328)	634	1,406

32,909	113,731	44,300	24,105	6,482	17,346	17,242	15,266	23,446	34,457
3,940	29,490	118	667	1,103	9,210	377	3,262	287	2,244
(102,872)	(11,757)	(1,636)	(425)	(4,327)	(5,429)	(491)	(1,450)	(8,846)	(21,256)
(66,023)	131,464	42,782	24,347	3,258	21,127	17,128	17,078	14,887	15,445

—	—	—	—	202	191	299	333	995	1,743
—	—	—	—	28	273	14	190	11	114
—	—	—	—	(349)	(690)	(316)	(759)	(839)	(1,658)
—	—	—	—	(119)	(226)	(3)	(236)	167	199

American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization and significant accounting policies

Organization — American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 15 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

Global Discovery Fund — Seeks long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.

Global Growth Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital by investing primarily in stocks of smaller companies located around the world.

Growth Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.

New World Fund — Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks and provide an opportunity for growth of principal.

Global Growth and Income Fund — Seeks long-term growth of capital and to provide current income by investing primarily in stocks of well-established companies located around the world.

Growth-Income Fund — Seeks growth of capital and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Bond Fund — Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.

Global Bond Fund — Seeks a high level of total return over the long term by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.

High-Income Bond Fund — Seeks to provide a high level of current income with capital appreciation as a secondary goal by investing primarily in higher yielding and generally lower quality debt securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Each fund in the series offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

American Funds Insurance Series

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the funds:

Security valuation — Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts — The funds may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The funds enter into these contracts to manage their exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the funds could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the funds value forward

American Funds Insurance Series

currency contracts based on the applicable exchange rates and record unrealized gains or losses. The funds record realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statements of assets and liabilities.

Mortgage dollar rolls — The funds may enter into mortgage dollar roll transactions in which a fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

Loan transactions — The funds may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2. Investments outside the U.S.

Investment risk — The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation — Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.

3. Federal income taxation and distributions

Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2008, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

All of the funds, with the exception of Global Growth and Income Fund and Global Bond Fund, are not subject to examination by U.S. federal tax authorities for years before 2004, nor by state tax authorities for years before 2003. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax years, 2006 and 2007, remain open for examination by U.S. federal and state tax authorities. The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2001; Global Growth Fund for tax years before 2002; Global Discovery Fund for tax years before 2004; and Growth Fund for tax years before 2005. All other funds are not subject to examination by tax authorities outside the U.S.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series

Dividends from net investment income and currency gains and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As indicated in the table below and on the following page, three funds had capital loss carryforwards available at December 31, 2007. These will be used to offset any capital gains realized by the funds in the current and future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.

The components of distributable earnings on a tax basis are reported as of December 31, 2007, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2008.

Additional tax basis disclosures are as follows:

	(dollars in thousands)
	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2007:
Undistributed ordinary income	$3,099	$67,002	$71,155	$359,823	$160,621	$28,543	$49,874
Post-October currency loss deferrals (realized during the period November 1, 2007, through December 31, 2007)*	(11)	(640)	(574)	(1,397)	(662)	—	—
Undistributed long-term capital gain	3,027	387,152	390,606	2,633,369	1,165,731	127,723	217,880

As of June 30, 2008:
Gross unrealized appreciation on investment securities	$29,567	$856,928	$755,929	$6,751,412	$1,750,714	$459,747	$515,075
Gross unrealized depreciation on investment securities	(30,172)	(510,864)	(473,827)	(3,285,883)	(869,402)	(120,666)	(779,974)
Net unrealized (depreciation) appreciation on investment securities	$(605)	$346,064	$282,102	$3,465,529	$881,312	$339,081	$(264,899)
Cost of investment securities	$248,278	$5,405,462	$3,484,322	$25,785,594	$9,543,237	$1,748,064	$4,051,204

For footnotes, please see end of table.

American Funds Insurance Series

	(dollars in thousands)
	Global Growth and Income Fund	Growth- Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2007:
Undistributed ordinary income	$9,814	$258,828	$49,061	$58,594	$1,345	$17,217	$6,102	$4,033
Post-October currency loss deferrals (realized during the period November 1, 2007, through December 31, 2007)*	—	(505)	—	—	—	(28)	—	—
Undistributed long-term capital gain	5,766	1,452,853	345,444	4,691	—	—	—	—
Post-October capital loss deferrals (realized during the period November 1, 2007, through December 31, 2007)*	—	—	—	—	(13)	(1,347)	(29)	—
Capital loss carryforwards:
Expiring 2008	—	—	—	—	—	$—	$2,459	$—
Expiring 2009	—	—	—	—	—	41,518	—	—
Expiring 2010	—	—	—	—	—	50,900	—	—
Expiring 2011	—	—	—	—	—	35,517	—	—
Expiring 2013	—	—	—	—	—	—	—	1
Expiring 2014	—	—	—	—	—	—	4,453	— †
	—	—	—	—	—	$127,935	$6,912	$1
As of June 30, 2008:
Gross unrealized appreciation on investment securities	$149,405	$4,447,648	$1,478,578	$67,774	$12,477	$26,049	$10,632	$11
Gross unrealized depreciation on investment securities	(322,255)	(3,780,269)	(869,553)	(313,435)	(10,987)	(136,358)	(13,253)	(86)
Net unrealized (depreciation) appreciation on investment securities	$(172,850)	$667,379	$609,025	$(245,661)	$1,490	$(110,309)	$(2,621)	$(75)
Cost of investment securities	$2,540,078	$25,244,311	$8,613,424	$6,128,365	$802,571	$1,466,704	$1,144,915	$766,240

*	These deferrals are considered incurred in the subsequent year.

†	Amount less than one thousand.

American Funds Insurance Series

4. Fees and transactions with related parties

Capital Research and Management Company (“CRMC”), the series’ investment adviser, is the parent company of American Funds Service Company® (“AFS”), the series’ transfer agent, and American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares.

Investment advisory services — The Investment Advisory and Service Agreement between CRMC and the series provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2008, total aggregate investment advisory services fees waived by CRMC were $19,293,000. As a result, the aggregate fees shown on the accompanying financial statements of $192,936,000 were reduced to $173,643,000. The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after the expense waiver, are as follows:

	Rates		Net asset level (in billions)
Fund	Beginning with	Ending with	Up to	In excess of	For the six months ended June 30, 2008, before waiver	For the six months ended June 30, 2008, after waiver
Global Discovery	.580%	.440%	$.5	$1.0	.58%	.52%
Global Growth	.690	.460	.6	5.0	.52	.47
Global Small Capitalization	.800	.650	.6	3.0	.70	.63
Growth	.500	.285	.6	27.0	.32	.29
International	.690	.430	.5	21.0	.49	.44
New World	.850	.660	.5	1.5	.74	.67
Blue Chip Income and Growth	.500	.370	.6	4.0	.42	.38
Global Growth and Income	.690	.500	.6	2.0	.59	.53
Growth-Income	.500	.222	.6	27.0	.26	.23
Asset Allocation	.500	.250	.6	8.0	.30	.27
Bond	.480	.340	.6	5.0	.39	.35
Global Bond	.570		all		.57	.51
High-Income Bond	.500	.420	.6	2.0	.47	.42
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.44	.40
Cash Management	.320		all		.32	.29

Transfer agent services — The aggregate fee of $34,000 was incurred during the six months ended June 30, 2008, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder record-keeping, communications and transaction processing.

American Funds Insurance Series

Trustees’ deferred compensation — Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows:

	(dollars in thousands)
	Current fees	Decrease in value of deferred amounts
Global Discovery	$1	$— *
Global Growth	19	(2)
Global Small Capitalization	13	(1)
Growth	98	(24)
International	36	(10)
New World	7	(1)
Blue Chip Income and Growth	14	(1)
Global Growth and Income	7	— *
Growth-Income	93	(27)
Asset Allocation	30	(6)
Bond	18	(2)
Global Bond	2	— *
High-Income Bond	4	(2)
U.S. Government/AAA-Rated Securities	3	(2)
Cash Management	2	(1)

*Amount less than one thousand.

Affiliated officers and trustees— Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

5. Distribution services

The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2008, distribution expenses under the plans for the series aggregated $104,587,000 for Class 2 and $900,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

6. Disclosure of fair value measurements

The series adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the funds to classify their assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

American Funds Insurance Series

The following table presents the funds’ valuation levels as of June 30, 2008 (dollars in thousands):

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund		Growth Fund		International Fund		New World Fund		Blue Chip Income and Growth Fund
Investment securities:
Level 1 — Quoted prices	$132,555		$1,798,568		$1,294,259		$24,785,862		$719,547		$530,195		$3,518,056
Level 2 — Other significant observable inputs	115,118	[1]	3,945,472	[1]	2,461,422	[1]	4,406,309	[1]	9,697,168	[1]	1,556,950	[1]	266,215
Level 3 — Significant unobservable inputs	—		7,486		10,743		58,952		7,834		—		2,034
Total	$247,673		$5,751,526		$3,766,424		$29,251,123		$10,424,549		$2,087,145		$3,786,305

	Global Growth and Income Fund		Growth- Income Fund		Asset Allocation Fund		Bond Fund	Global Bond Fund	High- Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Investment securities:
Level 1 — Quoted prices	$985,513		$20,976,695		$5,110,509		$83,289	$544	$20,104	$—	$—
Level 2 — Other significant observable inputs	1,381,715	[1]	4,880,753	[1]	4,093,268	[1]	5,792,806	802,209	1,311,466	1,133,560	766,165
Level 3 — Significant unobservable inputs	—		54,242		18,672		6,609	1,308	24,825	8,734	—
Total	$2,367,228		$25,911,690		$9,222,449		$5,882,704	$804,061	$1,356,395	$1,142,294	$766,165
Forward currency contracts[2]:
Level 2 — Other significant observable inputs	—		—		$(139)		$(1,916)	$(874)	$(74)	—	—

The following table reconciles the valuation of the funds’ Level 3 investment securities and related transactions during the six months ended June 30, 2008 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	Blue Chip Income and Growth Fund
Beginning value at 1/1/2008	$7,120	$7,795	$85,603	$8,540	$—
Net purchases	—	—	38,571	—	4,200
Net unrealized appreciation (depreciation)[3]	366	(2,384)	(792)	(706)	(2,166)
Net transfers into (out of) Level 3	—	5,332	(64,430)	—	—
Ending value at 6/30/2008	$7,486	$10,743	$58,952	$7,834	$2,034
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at 6/30/2008[3]	$366	$(2,384)	— [4]	$(706)	$(2,166)

	Growth- Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Beginning value at 1/1/2008	$—	$57,405	$29,355	$885	$17,514	$8,677
Net purchases (sales)	6,131	(793)	(94)	883	7	(61)
Net realized loss[3]	—	(538)	—	—	(221)	—
Net unrealized depreciation[3]	(5,527)	(709)	(1,021)	(223)	(210)	(395)
Net transfers into (out of) Level 3	53,638	(36,693)	(21,631)	(237)	7,735	513
Ending value at 6/30/2008	$54,242	$18,672	$6,609	$1,308	$24,825	$8,734
Net unrealized (depreciation) appreciation during the period on Level 3 investment securities held at 6/30/2008[3]	$(5,527)	$91	$(1)	$(163)	$224	$(321)

[1]	Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

[2]	Net unrealized depreciation on forward currency contracts is not included in the summary investment portfolio.

[3]	Net realized loss and net unrealized appreciation (depreciation) are included in the related amounts on investments in the statements of operations.

[4]	Amount less than one thousand.

American Funds Insurance Series

7. Investment transactions and other disclosures

As of June 30, 2008, Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies as follows:

	(amounts in thousands)
		Contract amount		U.S. valuation at June 30, 2008
Fund		Non-U.S.	U.S.	Amount	Unrealized appreciation (depreciation)
Purchases:
Bond	Euros, expiring 7/16–9/12/2008	€36,430	$56,697	$57,239	$542
Bond	Japanese yen, expiring 7/10–8/20/2008	¥3,325,484	32,090	31,427	(663)
Bond	Singapore dollars, expiring 8/8–8/25/2008	S$28,407	21,000	20,926	(74)
Bond	Swiss francs, expiring 8/25/2008	CHF5,403	5,250	5,308	58
Global Bond	Euros, expiring 7/9–9/12/2008	€33,768	52,676	53,082	406
Global Bond	Japanese yen, expiring 7/9–9/19/2008	¥7,163,456	68,753	67,759	(994)
Global Bond	Singapore dollars, expiring 7/9–9/17/2008	S$21,435	15,673	15,796	123
Global Bond	Swiss francs, expiring 8/25/2008	CHF9,146	8,844	8,985	141
Sales:
Asset Allocation	Euros, expiring 7/10–9/19/2008	€7,619	11,844	11,983	(139)
Bond	Australian dollars, expiring 8/12–8/20/2008	A$11,780	11,036	11,218	(182)
Bond	British pounds, expiring 7/16–9/12/2008	£13,464	26,376	26,743	(367)
Bond	Euros, expiring 7/31–9/16/2008	€65,663	101,405	103,228	(1,823)
Bond	Israeli shekels, expiring 8/29–9/5/2008	ILS46,710	14,221	13,925	296
Bond	Korean won, expiring 7/15/2008	KRW10,709,140	10,519	10,222	297
Global Bond	Australian dollars, expiring 7/9–8/20/2008	A$10,780	9,962	10,280	(318)
Global Bond	British pounds, expiring 7/16–9/12/2008	£12,850	25,251	25,532	(281)
Global Bond	Euros, expiring 7/10–9/18/2008	€3,904	6,021	6,128	(107)
Global Bond	Israeli shekels, expiring 8/29–9/5/2008	ILS13,170	4,010	3,926	84
Global Bond	Korean won, expiring 7/15/2008	KRW1,046,950	1,028	999	29
Global Bond	Swedish kronor, expiring 8/25/2008	SKr32,000	5,344	5,301	43
High-Income Bond	Euros, expiring 7/10–9/19/2008	€2,497	3,847	3,921	(74)

American Funds Insurance Series

The following table presents additional information for the six months ended June 30, 2008:

	(dollars in thousands)
	Global Discovery Fund		Global Growth Fund	Global Small Capitalization Fund	Growth Fund		International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$75,647		$1,417,524	$988,201	$4,430,601		$2,862,725	$350,347	$544,557
Sales of investment securities*	54,689		781,446	723,399	2,970,007		2,402,774	219,914	395,527
Non-U.S taxes paid on dividend income	219		7,351	2,004	7,060		23,433	2,613	572
Non-U.S taxes paid on realized gains	—	†	853	947	—	†	—	84	—
Dividends from affiliated issuers	—		—	1,270	1,841		—	—	—
Net realized gain (loss) from affiliated issuers	—		—	1,457	(19,320)		—	—	—

	(dollars in thousands)
	Global Growth and Income Fund	Growth- Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Purchases of investment securities*	$974,139	$4,300,012	$1,213,845	$1,732,967	$552,402	$174,668	$235,764	$3,052,899
Sales of investment securities*	255,243	3,723,485	559,327	1,001,294	183,844	188,575	142,426	2,879,276
Non-U.S taxes paid on dividend income	2,449	7,773	1,021	—	—	—	—	—
Non-U.S taxes paid on interest income	—	—	—	92	37	1	—	—

*	Excludes short-term securities, except for Cash Management Fund, and U.S. government obligations, if any.

†	Amount less than one thousand.

American Funds Insurance Series

Financial highlights1

		(Loss) income from investment operations[2]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income (loss) to average net assets[3]

Global Discovery Fund
Class 1
6/30/08[4]	$14.09	$.10	$(1.91)	$(1.81)	$—	$(.30)	$(.30)	$11.98	(12.91)%	$30	.60%[5]		.54%[5]		1.51%[5]
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35	.60		.54		1.25
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28	.62		.56		1.19
12/31/05	10.79	.14	1.05	1.19	(.11)	(.24)	(.35)	11.63	11.07	22	.61		.56		1.27
12/31/04	9.94	.08	.98	1.06	(.09)	(.12)	(.21)	10.79	10.72	20	.61		.60		.81
12/31/03	7.26	.05	2.67	2.72	(.04)	—	(.04)	9.94	37.41	17	.61		.61		.55
Class 2
6/30/08[4]	14.02	.08	(1.90)	(1.82)	—	(.30)	(.30)	11.90	(13.04)	220	.85	[5]	.79	[5]	1.27 [5]
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240	.85		.79		.98
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151	.87		.81		.94
12/31/05	10.76	.11	1.05	1.16	(.09)	(.24)	(.33)	11.59	10.80	89	.86		.81		1.04
12/31/04	9.92	.06	.97	1.03	(.07)	(.12)	(.19)	10.76	10.43	51	.86		.85		.60
12/31/03	7.25	.02	2.67	2.69	(.02)	—	(.02)	9.92	37.11	24	.86		.86		.28

Global Growth Fund
Class 1
6/30/08[4]	$25.15	$.34	$(2.74)	$(2.40)	$(.05)	$(1.75)	$(1.80)	$20.95	(9.64)%	$891	.54%[5]		.49%[5]		2.87%[5]
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684	.55		.50		2.06
12/31/06	19.63	.41	3.62	4.03	(.22)	—	(.22)	23.44	20.73	278	.58		.53		1.95
12/31/05	17.31	.28	2.19	2.47	(.15)	—	(.15)	19.63	14.37	206	.62		.57		1.56
12/31/04	15.30	.18	1.92	2.10	(.09)	—	(.09)	17.31	13.80	202	.65		.64		1.15
12/31/03	11.35	.12	3.91	4.03	(.08)	—	(.08)	15.30	35.63	188	.70		.70		.94
Class 2
6/30/08[4]	25.00	.30	(2.71)	(2.41)	(.04)	(1.75)	(1.79)	20.80	(9.74)	4,861	.79	[5]	.74	[5]	2.53 [5]
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180	.80		.75		1.84
12/31/06	19.52	.36	3.59	3.95	(.18)	—	(.18)	23.29	20.43	4,015	.83		.78		1.71
12/31/05	17.23	.23	2.18	2.41	(.12)	—	(.12)	19.52	14.07	2,617	.87		.82		1.30
12/31/04	15.25	.14	1.91	2.05	(.07)	—	(.07)	17.23	13.49	1,796	.90		.89		.92
12/31/03	11.32	.09	3.89	3.98	(.05)	—	(.05)	15.25	35.27	1,082	.95		.95		.68

Global Small Capitalization Fund
Class 1
6/30/08[4]	$27.20	$.11	$(3.39)	$(3.28)	$—	$(2.88)	$(2.88)	$21.04	(12.28)%	$400	.74%[5]		.67%[5]		.89%[5]
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369	.73		.66		.45
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247	.77		.69		.82
12/31/05	17.14	.13	4.23	4.36	(.21)	—	(.21)	21.29	25.66	231	.79		.73		.72
12/31/04	14.15	.02	2.97	2.99	—	—	—	17.14	21.13	193	.81		.80		.15
12/31/03	9.27	— [6]	4.97	4.97	(.09)	—	(.09)	14.15	53.92	163	.83		.83		(.03)
Class 2
6/30/08[4]	26.95	.07	(3.35)	(3.28)	—	(2.88)	(2.88)	20.79	(12.39)	3,384	.99	[5]	.92	[5]	.62 [5]
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975	.98		.91		.20
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02		.94		.61
12/31/05	17.02	.09	4.19	4.28	(.18)	—	(.18)	21.12	25.35	1,977	1.04		.97		.49
12/31/04	14.08	(.01)	2.95	2.94	—	—	—	17.02	20.88	1,198	1.06		1.05		(.07)
12/31/03	9.23	(.03)	4.95	4.92	(.07)	—	(.07)	14.08	53.53	665	1.08		1.08		(.28)

American Funds Insurance Series

		(Loss) income from investment operations[2]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income (loss) to average net assets[3]

Growth Fund
Class 1
6/30/08[4]	$67.22	$.40	$(5.38)	$(4.98)	$(.08)	$(6.26)	$(6.34)	$55.90	(7.60)%	$6,912	.33%[5]		.30%[5]		1.26%[5]
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051	.33		.30		1.00
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503	.34		.31		1.14
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50	3,709	.35		.32		.87
12/31/04	45.74	.32	5.51	5.83	(.18)	—	(.18)	51.39	12.75	3,744	.36		.36		.68
12/31/03	33.47	.16	12.26	12.42	(.15)	—	(.15)	45.74	37.15	3,877	.39		.39		.41
Class 2
6/30/08[4]	66.72	.30	(5.32)	(5.02)	(.05)	(6.26)	(6.31)	55.39	(7.71)	21,927	.58	[5]	.55	[5]	.95	[5]
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359	.58		.55		.74
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122	.59		.56		.89
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19	18,343	.60		.57		.64
12/31/04	45.50	.23	5.45	5.68	(.08)	—	(.08)	51.10	12.50	12,055	.61		.61		.50
12/31/03	33.29	.06	12.19	12.25	(.04)	—	(.04)	45.50	36.80	7,107	.64		.64		.16
Class 3
6/30/08[4]	67.21	.32	(5.36)	(5.04)	(.06)	(6.26)	(6.32)	55.85	(7.69)	363	.51	[5]	.48	[5]	1.03	[5]
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425	.51		.48		.81
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451	.52		.49		.95
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28	499	.53		.50		.69
12/31/04[7]	47.74	.24	3.50	3.74	(.10)	—	(.10)	51.38	7.85	516	.54	[5]	.53	[5]	.54	[5]

International Fund
Class 1
6/30/08[4]	$24.81	$.36	$(3.24)	$(2.88)	$(.04)	$(2.74)	$(2.78)	$19.15	(11.69)%	$2,627	.52%[5]		.47%[5]		3.12%[5]
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708	.52		.47		1.82
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648	.54		.49		1.99
12/31/05	15.82	.32	3.11	3.43	(.29)	—	(.29)	18.96	21.75	1,599	.57		.52		1.92
12/31/04	13.41	.22	2.41	2.63	(.22)	—	(.22)	15.82	19.66	1,495	.60		.59		1.54
12/31/03	10.07	.15	3.38	3.53	(.19)	—	(.19)	13.41	35.12	1,431	.63		.63		1.40
Class 2
6/30/08[4]	24.72	.29	(3.19)	(2.90)	(.03)	(2.74)	(2.77)	19.05	(11.83)	7,750	.77	[5]	.72	[5]	2.59	[5]
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719	.77		.72		1.55
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260	.79		.74		1.72
12/31/05	15.79	.28	3.11	3.39	(.26)	—	(.26)	18.92	21.50	4,790	.82		.77		1.64
12/31/04	13.39	.18	2.41	2.59	(.19)	—	(.19)	15.79	19.32	2,752	.84		.83		1.27
12/31/03	10.05	.12	3.37	3.49	(.15)	—	(.15)	13.39	34.85	1,385	.88		.88		1.08
Class 3
6/30/08[4]	24.80	.31	(3.20)	(2.89)	(.04)	(2.74)	(2.78)	19.13	(11.77)	100	.70	[5]	.65	[5]	2.69	[5]
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123	.70		.65		1.64
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120	.72		.67		1.81
12/31/05	15.82	.29	3.11	3.40	(.26)	—	(.26)	18.96	21.54	116	.75		.70		1.74
12/31/04[7]	13.76	.20	2.05	2.25	(.19)	—	(.19)	15.82	16.45	115	.77	[5]	.77	[5]	1.45	[5]

New World Fund
Class 1
6/30/08[4]	$25.88	$.29	$(2.48)	$(2.19)	$(.08)	$(1.70)	$(1.78)	$21.91	(8.58)%	$309	.80%[5]		.73%[5]		2.41%[5]
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261	.82		.74		1.92
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126	.88		.80		2.19
12/31/05	13.96	.33	2.58	2.91	(.20)	—	(.20)	16.67	21.10	88	.92		.85		2.22
12/31/04	11.99	.23	2.01	2.24	(.27)	—	(.27)	13.96	19.07	63	.93		.92		1.81
12/31/03	8.76	.21	3.21	3.42	(.19)	—	(.19)	11.99	39.56	47	.92		.92		2.15
Class 2
6/30/08[4]	25.69	.26	(2.46)	(2.20)	(.07)	(1.70)	(1.77)	21.72	(8.68)	1,771	1.05	[5]	.98	[5]	2.13	[5]
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07		.99		1.69
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13		1.05		1.93
12/31/05	13.89	.29	2.56	2.85	(.18)	—	(.18)	16.56	20.74	677	1.17		1.10		1.97
12/31/04	11.94	.19	2.01	2.20	(.25)	—	(.25)	13.89	18.80	373	1.18		1.17		1.57
12/31/03	8.73	.19	3.19	3.38	(.17)	—	(.17)	11.94	39.18	224	1.17		1.17		1.90

For footnotes, please see end of table.

American Funds Insurance Series

		(Loss) income from investment operations[2]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income (loss) to average net assets[3]

Blue Chip Income and Growth Fund
Class 1
6/30/08[4]	$11.53	$.12	$(1.84)	$(1.72)	$(.04)	$(.65)	$(.69)	$9.12	(15.07)%	$260	.43		.39%[5]		2.33%[5]
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143	.42		.38		1.95
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159	.43		.39		1.75
12/31/05	10.26	.18	.59	.77	(.12)	—	(.12)	10.91	7.57	135	.45		.41		1.73
12/31/04	9.41	.15	.78	.93	(.08)	—	(.08)	10.26	9.94	129	.46		.46		1.60
12/31/03	7.17	.13	2.11	2.24	—	—	—	9.41	31.24	107	.52		.50		1.67
Class 2
6/30/08[4]	11.45	.10	(1.81)	(1.71)	(.04)	(.65)	(.69)	9.05	(15.13)	3,520	.68	[5]	.64	[5]	1.91	[5]
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274	.67		.63		1.70
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937	.68		.64		1.50
12/31/05	10.20	.15	.58	.73	(.10)	—	(.10)	10.83	7.24	3,029	.70		.66		1.48
12/31/04	9.36	.13	.78	.91	(.07)	—	(.07)	10.20	9.74	2,349	.71		.70		1.37
12/31/03	7.16	.11	2.09	2.20	—	—	—	9.36	30.73	1,490	.76		.74		1.41

Global Growth and Income Fund
Class 1
6/30/08[4]	$11.78	$.16	$(1.27)	$(1.11)	$—	$(.07)	$(.07)	$10.60	(9.41)%	$96	.61%[5]		.55%[5]		2.81%[5]
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79	.71		.58		2.37
12/31/06[8]	10.00	.14	.91	1.05	(.07)	—	(.07)	10.98	10.49	45	.72	[5]	.65	[5]	2.10	[5]
Class 2
6/30/08[4]	11.75	.14	(1.26)	(1.12)	—	(.07)	(.07)	10.56	(9.52)	2,263	.86	[5]	.80	[5]	2.57	[5]
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997	.96		.83		2.11
12/31/06[8]	10.00	.11	.92	1.03	(.06)	—	(.06)	10.97	10.30	638	.97	[5]	.90	[5]	1.64	[5]

Growth-Income Fund
Class 1
6/30/08[4]	$42.52	$.40	$(4.99)	$(4.59)	$(.14)	$(2.36)	$(2.50)	$35.43	(11.00)%	$6,378	.28%[5]		.25%[5]		2.00%[5]
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618	.27		.25		1.82
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759	.28		.25		1.92
12/31/05	36.81	.62	1.61	2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825	.29		.27		1.68
12/31/04	33.61	.48	3.09	3.57	(.37)	—	(.37)	36.81	10.66	4,213	.31		.30		1.39
12/31/03	25.63	.42	7.96	8.38	(.40)	—	(.40)	33.61	32.76	4,402	.34		.34		1.45
Class 2
6/30/08[4]	42.26	.34	(4.95)	(4.61)	(.12)	(2.36)	(2.48)	35.17	(11.08)	19,317	.53	[5]	.50	[5]	1.72	[5]
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243	.52		.50		1.57
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688	.53		.50		1.67
12/31/05	36.64	.53	1.60	2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608	.54		.52		1.44
12/31/04	33.48	.41	3.06	3.47	(.31)	—	(.31)	36.64	10.37	13,105	.56		.55		1.19
12/31/03	25.52	.34	7.92	8.26	(.30)	—	(.30)	33.48	32.43	7,824	.59		.59		1.18
Class 3
6/30/08[4]	42.51	.35	(4.98)	(4.63)	(.12)	(2.36)	(2.48)	35.40	(11.05)	330	.46	[5]	.43	[5]	1.80	[5]
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405	.45		.43		1.64
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30	458	.46		.43		1.74
12/31/05	36.80	.56	1.61	2.17	(.51)	(.15)	(.66)	38.31	5.88	471	.47		.45		1.50
12/31/04[7]	34.64	.41	2.07	2.48	(.32)	—	(.32)	36.80	7.18	537	.49	[5]	.48	[5]	1.24	[5]

American Funds Insurance Series

		(Loss) income from investment operations[2]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income (loss) to average net assets[3]

Asset Allocation Fund
Class 1
6/30/08[4]	$18.51	$.25	$(1.39)	$(1.14)	$(.08)	$(.67)	$(.75)	$16.62	(6.22)%	$2,318	.31%[5]		.28%[5]		2.85%[5]
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927	.32		.29		2.69
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079	.33		.30		2.67
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45	879	.35		.32		2.57
12/31/04	14.58	.39	.84	1.23	(.32)	—	(.32)	15.49	8.50	899	.38		.37		2.64
12/31/03	12.23	.41	2.29	2.70	(.35)	—	(.35)	14.58	22.14	911	.42		.42		3.12
Class 2
6/30/08[4]	18.39	.23	(1.39)	(1.16)	(.07)	(.67)	(.74)	16.49	(6.36)	6,842	.56	[5]	.53	[5]	2.61	[5]
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308	.57		.54		2.45
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362	.58		.55		2.42
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14	5,120	.60		.57		2.31
12/31/04	14.51	.36	.84	1.20	(.29)	—	(.29)	15.42	8.34	3,797	.62		.62		2.42
12/31/03	12.18	.37	2.27	2.64	(.31)	—	(.31)	14.51	21.74	2,314	.67		.67		2.81
Class 3
6/30/08[4]	18.50	.24	(1.38)	(1.14)	(.08)	(.67)	(.75)	16.61	(6.26)	62	.49	[5]	.46	[5]	2.69	[5]
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71	.50		.47		2.52
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75	76	.51		.48		2.49
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26	76	.53		.50		2.39
12/31/04[7]	14.85	.36	.58	.94	(.30)	—	(.30)	15.49	6.38	81	.55[5]		.55[5]		2.50[5]

Bond Fund
Class 1
6/30/08[4]	$11.14	$.31	$(.35)	$(.04)	$(.10)	$(.03)	$(.13)	$10.97	(0.39)%	$1,900	.40%[5]		.36%[5]		5.66%[5]
12/31/07	11.64	.65	(.24)	.41	(.91)	—	(.91)	11.14	3.66	436	.41		.37		5.59
12/31/06	11.31	.63	.17	.80	(.47)	—	(.47)	11.64	7.31	230	.43		.39		5.54
12/31/05	11.57	.60	(.40)	.20	(.46)	—	(.46)	11.31	1.77	182	.44		.40		5.30
12/31/04	11.34	.56	.10	.66	(.43)	—	(.43)	11.57	6.04	195	.45		.44		4.94
12/31/03	10.41	.57	.78	1.35	(.42)	—	(.42)	11.34	13.07	213	.47		.47		5.19
Class 2
6/30/08[4]	11.03	.30	(.35)	(.05)	(.09)	(.03)	(.12)	10.86	(0.44)	3,889	.65	[5]	.61	[5]	5.43	[5]
12/31/07	11.53	.61	(.24)	.37	(.87)	—	(.87)	11.03	3.33	4,679	.66		.62		5.34
12/31/06	11.22	.60	.16	.76	(.45)	—	(.45)	11.53	6.99	3,374	.68		.64		5.29
12/31/05	11.48	.57	(.39)	.18	(.44)	—	(.44)	11.22	1.59	2,312	.69		.65		5.06
12/31/04	11.27	.53	.09	.62	(.41)	—	(.41)	11.48	5.72	1,759	.70		.69		4.68
12/31/03	10.36	.53	.78	1.31	(.40)	—	(.40)	11.27	12.80	1,280	.72		.72		4.88

Global Bond Fund
Class 1
6/30/08[4]	$10.83	$.23	$.18	$.41	$(.02)	$— [6]	$(.02)	$11.22	3.69%	$68	.60%[5]		.54%[5]		4.17%[5]
12/31/07	10.18	.49	.47	.96	(.31)	—	(.31)	10.83	9.54	28	.61		.55		4.61
12/31/06[9]	10.00	.10	.15	.25	(.07)	—	(.07)	10.18	2.52	12	.15		.13		1.00
Class 2
6/30/08[4]	10.81	.22	.17	.39	(.02)	— [6]	(.02)	11.18	3.61	767	.85	[5]	.79	[5]	3.91	[5]
12/31/07	10.17	.47	.47	.94	(.30)	—	(.30)	10.81	9.23	279	.86		.80		4.41
12/31/06[10]	10.00	.06	.18	.24	(.07)	—	(.07)	10.17	1.99	15	.13		.12		.60

American Funds Insurance Series

		(Loss) income from investment operations[2]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income (loss) to average net assets[3]

High-Income Bond Fund
Class 1
6/30/08[4]	$11.65	$.45	$(.62)	$(.17)	$(.15)	—	$(.15)	$11.33	(1.50)%	$344	.48%[5]		.43%[5]		7.89%[5]
12/31/07	12.90	.95	(.72)	.23	(1.48)	—	(1.48)	11.65	1.62	308	.48		.44		7.41
12/31/06	12.41	.92	.37	1.29	(.80)	—	(.80)	12.90	10.89	293	.49		.45		7.36
12/31/05	12.89	.85	(.55)	.30	(.78)	—	(.78)	12.41	2.46	309	.50		.46		6.76
12/31/04	12.54	.84	.32	1.16	(.81)	—	(.81)	12.89	9.83	364	.50		.50		6.74
12/31/03	10.44	.90	2.12	3.02	(.92)	—	(.92)	12.54	29.79	411	.51		.51		7.74
Class 2
6/30/08[4]	11.55	.43	(.62)	(.19)	(.14)	—	(.14)	11.22	(1.65)	1,004	.73	[5]	.68	[5]	7.65	[5]
12/31/07	12.79	.91	(.72)	.19	(1.43)	—	(1.43)	11.55	1.33	996	.73		.69		7.17
12/31/06	12.32	.89	.36	1.25	(.78)	—	(.78)	12.79	10.59	832	.74		.70		7.12
12/31/05	12.81	.81	(.55)	.26	(.75)	—	(.75)	12.32	2.20	590	.75		.71		6.55
12/31/04	12.47	.81	.32	1.13	(.79)	—	(.79)	12.81	9.59	444	.75		.74		6.48
12/31/03	10.39	.86	2.12	2.98	(.90)	—	(.90)	12.47	29.51	319	.76		.76		7.41
Class 3
6/30/08[4]	11.65	.44	(.62)	(.18)	(.14)	—	(.14)	11.33	(1.54)	26	.66	[5]	.61	[5]	7.72	[5]
12/31/07	12.88	.92	(.72)	.20	(1.43)	—	(1.43)	11.65	1.40	28	.66		.62		7.21
12/31/06	12.39	.90	.36	1.26	(.77)	—	(.77)	12.88	10.66	34	.67		.63		7.19
12/31/05	12.87	.82	(.55)	.27	(.75)	—	(.75)	12.39	2.25	37	.68		.64		6.58
12/31/04[7]	12.79	.78	.11	.89	(.81)	—	(.81)	12.87	7.52	46	.68[5]		.68	[5]	6.57	[5]

U.S. Government/AAA-Rated Securities Fund
Class 1
6/30/08[4]	$11.73	$.26	$(.13)	$.13	$(.07)	—	$(.07)	$11.79	1.11%	$287	.44%[5]		.40%[5]		4.35%[5]
12/31/07	11.87	.58	.20	.78	(.92)	—	(.92)	11.73	6.83	211	.46		.41		4.83
12/31/06	11.91	.55	(.10)	.45	(.49)	—	(.49)	11.87	3.95	218	.47		.42		4.64
12/31/05	12.07	.48	(.16)	.32	(.48)	—	(.48)	11.91	2.70	252	.47		.43		3.99
12/31/04	12.24	.45	(.03)	.42	(.59)	—	(.59)	12.07	3.58	286	.47		.46		3.68
12/31/03	12.37	.46	(.15)	.31	(.44)	—	(.44)	12.24	2.51	373	.46		.46		3.71
Class 2
6/30/08[4]	11.65	.24	(.12)	.12	(.07)	—	(.07)	11.70	1.00	800	.69	[5]	.65	[5]	4.10	[5]
12/31/07	11.79	.54	.19	.73	(.87)	—	(.87)	11.65	6.49	597	.71		.66		4.58
12/31/06	11.83	.51	(.09)	.42	(.46)	—	(.46)	11.79	3.75	402	.72		.67		4.40
12/31/05	12.00	.45	(.16)	.29	(.46)	—	(.46)	11.83	2.41	341	.72		.68		3.75
12/31/04	12.17	.41	(.03)	.38	(.55)	—	(.55)	12.00	3.30	285	.72		.71		3.42
12/31/03	12.31	.42	(.14)	.28	(.42)	—	(.42)	12.17	2.28	273	.71		.71		3.43
Class 3
6/30/08[4]	11.74	.25	(.13)	.12	(.07)	—	(.07)	11.79	0.99	29	.62	[5]	.58	[5]	4.18	[5]
12/31/07	11.86	.55	.20	.75	(.87)	—	(.87)	11.74	6.63	29	.64		.59		4.65
12/31/06	11.89	.52	(.09)	.43	(.46)	—	(.46)	11.86	3.80	32	.65		.60		4.45
12/31/05	12.05	.46	(.16)	.30	(.46)	—	(.46)	11.89	2.50	39	.65		.61		3.81
12/31/04[7]	12.34	.41	(.11)	.30	(.59)	—	(.59)	12.05	2.58	43	.65	[5]	.65	[5]	3.51	[5]

American Funds Insurance Series

		(Loss) income from investment operations[2]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income (loss) to average net assets[3]

Cash Management Fund
Class 1
6/30/08[4]	$11.40	$.15	$	—[6]	$.15	$(.07)	—	$(.07)	$11.48	1.29%	$120	.33%[5]		.30%[5]		2.60%[5]
12/31/07	11.62	.57		—[6]	.57	(.79)	—	(.79)	11.40	4.95	112	.33		.30		4.88
12/31/06	11.31	.54		—[6]	.54	(.23)	—	(.23)	11.62	4.81	98	.33		.30		4.74
12/31/05	11.09	.33		—[6]	.33	(.11)	—	(.11)	11.31	2.97	75	.33		.30		2.91
12/31/04	11.07	.11		—[6]	.11	(.09)	—	(.09)	11.09	.96	78	.37		.36		.96
12/31/03	11.17	.07		—[6]	.07	(.17)	—	(.17)	11.07	.67	103	.47		.47		.68
Class 2
6/30/08[4]	11.35	.13		—[6]	.13	(.06)	—	(.06)	11.42	1.17	625	.58	[5]	.55	[5]	2.31	[5]
12/31/07	11.56	.54		—[6]	.54	(.75)	—	(.75)	11.35	4.73	452	.58		.55		4.61
12/31/06	11.26	.51		—[6]	.51	(.21)	—	(.21)	11.56	4.59	282	.58		.55		4.52
12/31/05	11.05	.30		—[6]	.30	(.09)	—	(.09)	11.26	2.68	153	.58		.55		2.71
12/31/04	11.03	.08		—[6]	.08	(.06)	—	(.06)	11.05	.70	110	.61		.61		.76
12/31/03	11.12	.05		—[6]	.05	(.14)	—	(.14)	11.03	.47	99	.72		.72		.42
Class 3
6/30/08[4]	11.40	.13		—[6]	.13	(.06)	—	(.06)	11.47	1.17	22	.51	[5]	.48	[5]	2.42	[5]
12/31/07	11.60	.55		—[6]	.55	(.75)	—	(.75)	11.40	4.83	20	.51		.48		4.70
12/31/06	11.29	.52		—[6]	.52	(.21)	—	(.21)	11.60	4.64	18	.51		.48		4.53
12/31/05	11.07	.30		—[6]	.30	(.08)	—	(.08)	11.29	2.74	16	.51		.48		2.70
12/31/04[7]	11.07	.09		—[6]	.09	(.09)	—	(.09)	11.07	.78	20	.54	[5]	.54	[5]	.80	[5]

		Year ended December 31
Portfolio turnover rate for all classes of shares	Six months ended June 30, 2008[4]	2007	2006	2005	2004	2003
Global Discovery Fund	23%	50%	31%	53%	28%	30%
Global Growth Fund	16	38	31	26	24	27
Global Small Capitalization Fund	20	49	50	47	49	51
Growth Fund	11	40	35	29	30	34
International Fund	24	41	29	40	37	40
New World Fund	12	34	32	26	18	19
Blue Chip Income and Growth Fund	10	27	21	33	13	12
Global Growth and Income Fund	14	36	8[8]	—	—	—
Growth-Income Fund	15	24	25	20	21	21
Asset Allocation Fund	8	29	38	23	20	20
Bond Fund	29	57	57	46	34	20
Global Bond Fund	47	85	7[9]	—	—	—
High-Income Bond Fund	15	32	35	35	38	48
U.S. Government/AAA-Rated Securities Fund	36	91	76	86	68	63
Cash Management Fund	—	—	—	—	—	—

1	Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2	Based on average shares outstanding.

3	This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.

4	Unaudited.

5	Annualized.

6	Amount less than $.01.

7	From January 16, 2004, when Class 3 shares were first issued.

8	From May 1, 2006, commencement of operations.

9	From October 4, 2006, commencement of operations.

[10]	From November 6, 2006, when Class 2 shares were first issued.

See Notes to Financial Statements

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008, through June 30, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 1/1/2008	Ending account value 6/30/2008	Expenses paid during period*	Annualized expense ratio
Global Discovery Fund
Class 1 — actual return	$1,000.00	$870.93	$2.51	.54%
Class 1 — assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 2 — actual return	1,000.00	869.58	3.67	.79
Class 2 — assumed 5% return	1,000.00	1,020.93	3.97	.79

Global Growth Fund
Class 1 — actual return	$1,000.00	$903.64	$2.32	.49%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.46	.49
Class 2 — actual return	1,000.00	902.64	3.50	.74
Class 2 — assumed 5% return	1,000.00	1,021.18	3.72	.74

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$877.20	$3.13	.67%
Class 1 — assumed 5% return	1,000.00	1,021.53	3.37	.67
Class 2 — actual return	1,000.00	876.09	4.29	.92
Class 2 — assumed 5% return	1,000.00	1,020.29	4.62	.92

Growth Fund
Class 1 — actual return	$1,000.00	$924.03	$1.44	.30%
Class 1 — assumed 5% return	1,000.00	1,023.37	1.51	.30
Class 2 — actual return	1,000.00	922.85	2.63	.55
Class 2 — assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 3 — actual return	1,000.00	923.09	2.30	.48
Class 3 — assumed 5% return	1,000.00	1,022.48	2.41	.48

International Fund
Class 1 — actual return	$1,000.00	$883.08	$2.20	.47%
Class 1 — assumed 5% return	1,000.00	1,022.53	2.36	.47
Class 2 — actual return	1,000.00	881.73	3.37	.72
Class 2 — assumed 5% return	1,000.00	1,021.28	3.62	.72
Class 3 — actual return	1,000.00	882.31	3.04	.65
Class 3 — assumed 5% return	1,000.00	1,021.63	3.27	.65

New World Fund
Class 1 — actual return	$1,000.00	$914.17	$3.47	.73%
Class 1 — assumed 5% return	1,000.00	1,021.23	3.67	.73
Class 2 — actual return	1,000.00	913.17	4.66	.98
Class 2 — assumed 5% return	1,000.00	1,019.99	4.92	.98

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$849.27	$1.79	.39%
Class 1 — assumed 5% return	1,000.00	1,022.92	1.96	.39
Class 2 — actual return	1,000.00	848.72	2.94	.64
Class 2 — assumed 5% return	1,000.00	1,021.68	3.22	.64

American Funds Insurance Series

	Beginning account value 1/1/2008	Ending account value 6/30/2008	Expenses paid during period*	Annualized expense ratio
Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$905.89	$2.61	.55%
Class 1 — assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 2 — actual return	1,000.00	904.78	3.79	.80
Class 2 — assumed 5% return	1,000.00	1,020.89	4.02	.80

Growth-Income Fund
Class 1 — actual return	$1,000.00	$890.03	$1.17	.25%
Class 1 — assumed 5% return	1,000.00	1,023.62	1.26	.25
Class 2 — actual return	1,000.00	889.20	2.35	.50
Class 2 — assumed 5% return	1,000.00	1,022.38	2.51	.50
Class 3 — actual return	1,000.00	889.50	2.02	.43
Class 3 — assumed 5% return	1,000.00	1,022.73	2.16	.43

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$937.75	$1.35	.28%
Class 1 — assumed 5% return	1,000.00	1,023.47	1.41	.28
Class 2 — actual return	1,000.00	936.37	2.55	.53
Class 2 — assumed 5% return	1,000.00	1,022.23	2.66	.53
Class 3 — actual return	1,000.00	937.39	2.22	.46
Class 3 — assumed 5% return	1,000.00	1,022.58	2.31	.46

Bond Fund
Class 1 — actual return	$1,000.00	$996.05	$1.79	.36%
Class 1 — assumed 5% return	1,000.00	1,023.07	1.81	.36
Class 2 — actual return	1,000.00	995.56	3.03	.61
Class 2 — assumed 5% return	1,000.00	1,021.83	3.07	.61

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,036.90	$2.73	.54%
Class 1 — assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 2 — actual return	1,000.00	1,036.08	4.00	.79
Class 2 — assumed 5% return	1,000.00	1,020.93	3.97	.79

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$984.97	$2.12	.43%
Class 1 — assumed 5% return	1,000.00	1,022.73	2.16	.43
Class 2 — actual return	1,000.00	983.55	3.35	.68
Class 2 — assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 3 — actual return	1,000.00	984.63	3.01	.61
Class 3 — assumed 5% return	1,000.00	1,021.83	3.07	.61

American Funds Insurance Series

	Beginning account value 1/1/2008	Ending account value 6/30/2008	Expenses paid during period*	Annualized expense ratio
U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,011.12	$2.00	.40%
Class 1 — assumed 5% return	1,000.00	1,022.87	2.01	.40
Class 2 — actual return	1,000.00	1,010.00	3.25	.65
Class 2 — assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 3 — actual return	1,000.00	1,009.93	2.90	.58
Class 3 — assumed 5% return	1,000.00	1,021.98	2.92	.58

Cash Management Fund
Class 1 — actual return	$1,000.00	$1,012.89	$1.50	.30%
Class 1 — assumed 5% return	1,000.00	1,023.37	1.51	.30
Class 2 — actual return	1,000.00	1,011.72	2.75	.55
Class 2 — assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 3 — actual return	1,000.00	1,011.75	2.40	.48
Class 3 — assumed 5% return	1,000.00	1,022.48	2.41	.48

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

American Funds Insurance Series

Board of trustees and other officers

“Independent” trustees

Name and age	Year first elected a trustee of the series[1]	Principal occupation(s) during past five years	Number of portfolios in fund complex[2] overseen by trustee	Other directorships[3] held by trustee
Lee A. Ault III, 72 Chairman of the Board (Independent and Non-Executive)	1999
Private investor and corporate director; former Chairman of the Board, In-Q-Tel, Inc. (technology venture company funded principally by the Central Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc. (payment services)
			2	Anworth Mortgage Asset Corporation; Office Depot, Inc.

H. Frederick Christie, 75	1994	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)	21	AECOM Technology Corporation; DineEquity, Inc.; Ducommun Incorporated; Southwest Water Company

Joe E. Davis, 74	1991	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production)	2	Anworth Mortgage Asset Corporation; Natural Alternatives International, Inc.

Martin Fenton, 73	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)	18	None

Leonard R. Fuller, 62	1999	President and CEO, Fuller Consulting (financial management consulting firm)	16	None

W. Scott Hedrick, 62	2007	Founding General Partner, InterWest Partners (venture capital firm focused on information technology and life sciences); Lecturer, Stanford Graduate School of Business	2	Hot Topic, Inc.; Office Depot, Inc.

Merit E. Janow, 50	2007	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	4	The NASDAQ Stock Market LLC; Trimble Navigation Limited

Mary Myers Kauppila, 54	1994	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.	6	None

Kirk P. Pendleton, 68	1996	Chairman of the Board and CEO, Cairnwood, Inc.(venture capital investment)	7	None

“Interested” trustees4

Name, age and position with series	Year first elected a trustee or officer of the series[1]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex[2] overseen by trustee	Other directorships[3] held by trustee
James K. Dunton, 70 Vice Chairman of the Board	1993	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	2	None

Donald D. O’Neal, 48 President	1998	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]	3	None

The statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

American Funds Insurance Series

Other officers

Name, age and position with series	Year first elected an officer of the series[1]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Michael J. Downer, 53 Executive Vice President	1991
Senior Vice President, Fund Business Management Group, and Coordinator, Legal and Compliance — Capital Research and Management Company; Director, American Funds Distributors, Inc.;[5] Director, Capital Bank and Trust Company[5]

Alan N. Berro, 47 Senior Vice President	1998	Senior Vice President — Capital World Investors, Capital Research and Management Company

Abner D. Goldstine, 78 Senior Vice President	1993	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, Capital Research and Management Company

John H. Smet, 51
Senior Vice President	1994	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, American Funds Distributors, Inc.[5]

Claudia P. Huntington, 56
Vice President	1994	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 45 Vice President	1997	Senior Vice President — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Chairman of the Board, Capital Research Company[5]

Susan M. Tolson, 46 Vice President	1999	Senior Vice President — Fixed Income, Capital Research and Management Company

Steven I. Koszalka, 44 Secretary	2003	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

David A. Pritchett, 42 Treasurer	1999	Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 40 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	Trustees and officers of the series serve until their resignation, removal or retirement.

[2]	Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

[4]	“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]	Company affiliated with Capital Research and Management Company.

American Funds Insurance Series

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable.
(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited)
(showing percentage of total net assets)

All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 90.49%
Basic Materials - 4.89%
CF Industries Holdings, Inc.	48,400	$7,395,520
Dow Chemical Company	213,700	7,460,267
Eastman Chemical Company	11,500	791,890
Eli Lilly & Company	339,600	15,675,936
Freeport-McMoRan Copper & Gold, Inc., Class B	79,900	9,363,481
Terra Industries, Inc.	139,500	6,884,325
		47,571,419
Communications - 9.53%
AT&T, Inc.	422,900	14,247,501
Comcast Corp., Class A	482,300	9,149,231
DIRECTV Group, Inc. *	505,900	13,107,869
DISH Network Corp. *	257,000	7,524,960
eBay, Inc. *	113,100	3,091,023
Embarq Corp.	245,500	11,604,785
Global Sources, Ltd. * (a)	15,400	233,772
Google, Inc., Class A *	18,900	9,949,338
Liberty Global, Inc., Class A *	74,100	2,328,963
Symantec Corp. *	59,100	1,143,585
Tekelec, Inc. *	6,100	89,731
Verizon Communications, Inc.	531,700	18,822,180
Yahoo!, Inc. *	69,400	1,433,804
		92,726,742
Consumer, Cyclical - 7.11%
Autoliv, Inc.	202,500	9,440,550
Best Buy Company, Inc.	214,100	8,478,360
Brinker International, Inc.	55,500	1,048,950
CEC Entertainment, Inc. *	24,400	683,444
Coach, Inc. *	174,800	5,048,224
Cooper Tire & Rubber Company	47,900	375,536
Darden Restaurants, Inc.	47,000	1,501,180
Hanesbrands, Inc. *	246,600	6,692,724
McDonald’s Corp.	47,900	2,692,938
NVR, Inc. *	2,000	1,000,160
Phillips-Van Heusen Corp.	46,200	1,691,844
RadioShack Corp.	445,300	5,463,831
Systemax, Inc. * (a)	1,000	17,650
The Buckle, Inc.	12,700	580,771
The Gap, Inc.	227,200	3,787,424
TRW Automotive Holdings Corp. *	60,300	1,113,741
Wal-Mart Stores, Inc.	135,800	7,631,960
Yum! Brands, Inc.	339,400	11,909,546
		69,158,833
Consumer, Non-cyclical - 15.02%
Alliance Imaging, Inc. *	16,900	146,523
Alnylam Pharmaceuticals, Inc. * (a)	22,900	612,117
Altria Group, Inc.	180,600	3,713,136
Baxter International, Inc.	37,300	2,384,962
Cambrex Corp. *	7,200	42,264
Centene Corp. *	32,700	549,033
Colgate-Palmolive Company	192,900	13,329,390
Cubist Pharmaceuticals, Inc. *	64,100	1,144,826
Cypress Biosciences, Inc. *	106,400	765,016
Enzon Pharmaceuticals, Inc. * (a)	23,400	166,608
Express Scripts, Inc. *	141,600	8,881,152

All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Fossil, Inc. *	8,200	$238,374
Health Management Associates, Inc., Class A *	148,000	963,480
Herbalife, Ltd.	207,900	8,056,125
Intuitive Surgical, Inc. *	2,600	700,440
Johnson & Johnson	18,600	1,196,724
Kinetic Concepts, Inc. * (a)	148,700	5,934,617
Manpower, Inc.	25,200	1,467,648
Medco Health Solutions, Inc. *	40,800	1,925,760
Medicis Pharmaceutical Corp., Class A	57,800	1,201,084
Merck & Company, Inc.	166,500	6,275,385
Onyx Pharmaceuticals, Inc. *	60,700	2,160,920
Pepsi Bottling Group, Inc.	239,800	6,695,216
PepsiCo, Inc.	201,100	12,787,949
Pfizer, Inc.	1,169,600	20,432,912
Procter & Gamble Company	64,900	3,946,569
Quidel Corp. *	60,200	994,504
Regeneron Pharmaceuticals, Inc. *	35,400	511,176
Reynolds American, Inc.	7,900	368,693
Schering-Plough Corp.	468,700	9,228,703
Sepracor, Inc. *	193,600	3,856,512
St. Jude Medical, Inc. *	286,300	11,703,944
SUPERVALU, Inc.	74,700	2,307,483
Sysco Corp.	141,300	3,887,163
The Medicines Company *	18,100	358,742
Tyson Foods, Inc., Class A	238,300	3,560,202
United Rentals, Inc. *	164,800	3,231,728
United Therapeutics Corp. *	2,300	224,825
Vivus, Inc. * (a)	32,500	217,100
		146,169,005
Energy - 16.34%
Alpha Natural Resources, Inc. *	75,800	7,905,182
Apache Corp.	91,900	12,774,100
Callon Petroleum Company *	8,700	238,032
Chevron Corp.	264,900	26,259,537
Comstock Resources, Inc. *	1,000	84,430
ConocoPhillips	225,700	21,303,823
Encore Aquisition Company *	42,600	3,203,094
Exxon Mobil Corp.	213,600	18,824,568
Hess Corp.	86,200	10,877,578
Murphy Oil Corp.	54,000	5,294,700
Noble Energy, Inc.	77,100	7,753,176
Occidental Petroleum Corp.	167,400	15,042,564
Sunoco, Inc.	193,800	7,885,722
Swift Energy Company *	31,600	2,087,496
Tesoro Corp. (a)	36,200	715,674
Trico Marine Services, Inc. * (a)	2,100	76,482
W&T Offshore, Inc.	76,200	4,458,462
Williams Clayton Energy, Inc. *	4,600	505,770
Williams Companies, Inc.	341,500	13,765,865
		159,056,255
Financial - 11.28%
ACE, Ltd.	255,800	14,092,022
Aetna, Inc.	133,100	5,394,543
Allied Capital Corp.	71,400	991,746
Allied World Assurance Holdings, Ltd.	57,500	2,278,150

The accompanying notes are an integral part of the financial statements.

1

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial (continued)
Apartment Investment & Management
Company, Class A, REIT	6,947	$236,615
Astoria Financial Corp.	110,700	2,222,856
Bank of New York Mellon Corp.	345,900	13,085,397
Blackrock, Inc.	13,800	2,442,600
Charles Schwab Corp.	517,300	10,625,342
Equity Residential, REIT	41,400	1,584,378
First American Corp.	11,700	308,880
Health Care, Inc., REIT (a)	18,800	836,600
Hospitality Properties Trust, REIT	22,100	540,566
JP Morgan Chase & Company	5,000	171,550
Liberty Property Trust, REIT	21,100	699,465
MetLife, Inc.	66,900	3,530,313
Nasdaq Stock Market, Inc. *	205,100	5,445,405
Northern Trust Corp.	150,400	10,312,928
NYSE Euronext	24,000	1,215,840
ProLogis, REIT	33,800	1,837,030
Prudential Financial, Inc.	44,600	2,664,404
Public Storage, Inc., REIT	3,600	290,844
Regency Centers Corp., REIT	17,300	1,022,776
Regions Financial Corp.	162,500	1,772,875
Simon Property Group, Inc., REIT	34,700	3,119,183
State Street Corp.	186,900	11,959,731
U.S. Bancorp	145,100	4,046,839
Vornado Realty Trust, REIT	21,100	1,856,800
Wells Fargo & Company	220,400	5,234,500
		109,820,178
Industrial - 13.61%
AGCO Corp. *	160,300	8,401,323
Armstrong World Industries, Inc. *	61,700	1,802,874
Brinks Company	126,700	8,288,714
Burlington Northern Santa Fe Corp.	126,200	12,606,118
Caterpillar, Inc.	182,200	13,450,004
EMCOR Group, Inc. *	12,800	365,184
Emerson Electric Company	43,900	2,170,855
Flowserve Corp.	78,500	10,730,950
Frontline, Ltd. (a)	32,800	2,288,784
General Electric Company	177,500	4,737,475
Goodrich Corp.	27,700	1,314,642
GrafTech International, Ltd. *	44,800	1,201,984
Honeywell International, Inc.	267,800	13,464,984
Insteel Industries, Inc.	1,600	29,296
Kirby Corp. *	158,500	7,608,000
Leggett & Platt, Inc.	150,300	2,520,531
Multi-Fineline Electronix, Inc. *	24,800	686,216
Northrop Grumman Corp.	57,500	3,846,750
Owens-Illinois, Inc. *	186,200	7,762,678
Parker-Hannifin Corp.	123,400	8,800,888
Perini Corp. *	31,500	1,041,075
Ryder Systems, Inc.	172,300	11,868,024
Shaw Group, Inc. *	42,400	2,619,896
TBS International, Ltd. *	4,000	159,800
Tyco Electronics, Ltd.	130,600	4,678,092
		132,445,137

All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology - 10.72%
Altera Corp.	102,500	$2,121,750
Analog Devices, Inc.	10,900	346,293
Apple, Inc. *	103,200	17,279,808
Computer Sciences Corp. *	111,700	5,232,028
Compuware Corp. *	73,200	698,328
Hewlett-Packard Company	412,100	18,218,941
International Business Machines Corp.	35,400	4,195,962
Lexmark International, Inc. *	261,400	8,738,602
Microsoft Corp.	928,500	25,543,035
Seagate Technology	466,400	8,922,232
Texas Instruments, Inc.	193,800	5,457,408
Western Digital Corp. *	218,500	7,544,805
		104,299,192
Utilities - 1.99%
Alliant Energy Corp.	27,800	952,428
American Electric Power Company, Inc.	24,100	969,543
Constellation Energy Group, Inc.	65,400	5,369,340
Edison International	138,300	7,105,854
Sempra Energy	88,700	5,007,115
		19,404,280
TOTAL COMMON STOCKS (Cost $921,487,839)		$880,651,041
SHORT TERM INVESTMENTS - 1.54%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$7,005,119	$7,005,119
U.S. Treasury Bills zero coupon due 07/17/2008	7,965,000	7,961,141
TOTAL SHORT TERM INVESTMENTS
(Cost $14,966,260)		$14,966,260
REPURCHASE AGREEMENTS - 8.69%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $84,606,230 on 07/01/2008, collateralized by $82,480,000 Federal National Mortgage Association, 5.125% due 07/13/2009 (valued at $86,294,700, including interest)
	$84,602,000	$84,602,000
TOTAL REPURCHASE AGREEMENTS
(Cost $84,602,000)		$84,602,000
Total Investments (All Cap Core Trust) (Cost $1,021,056,099) - 100.72%		$980,219,301
Liabilities in Excess of Other Assets - (0.72)%		(6,992,022)
TOTAL NET ASSETS - 100.00%		$973,227,279

The accompanying notes are an integral part of the financial statements.

2

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

All Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.04%
Basic Materials - 9.70%
BHP Billiton, Ltd.	76,611	$3,209,464
Companhia Vale Do Rio Doce, ADR *	39,135	1,401,816
Monsanto Company	57,372	7,254,116
Potash Corp. of Saskatchewan, Inc.	13,332	3,047,295
Rio Tinto PLC	34,575	4,138,290
The Mosaic Company *	43,915	6,354,500
Titanium Metals Corp. (a)	54,541	763,028
Xstrata PLC	58,769	4,710,454
		30,878,963
Communications - 5.95%
Amdocs, Ltd. *	85,927	2,527,973
China Mobile, Ltd.	164,000	2,204,264
Cisco Systems, Inc. *	224,904	5,231,267
Google, Inc., Class A *	4,396	2,314,142
KDDI Corp.	531	3,280,463
Nokia Oyj, SADR	135,384	3,316,908
Nortel Networks Corp. *	7,989	65,670
		18,940,687
Consumer, Cyclical - 1.57%
BorgWarner, Inc.	41,881	1,858,679
Johnson Controls, Inc.	34,598	992,270
NIKE, Inc., Class B	36,275	2,162,353
		5,013,302
Consumer, Non-cyclical - 28.25%
Accenture, Ltd., Class A	165,471	6,737,979
Baxter International, Inc.	93,528	5,980,180
Becton, Dickinson & Company	41,894	3,405,982
Chattem, Inc. * (a)	7,168	466,278
Clorox Company	90,671	4,733,026
Colgate-Palmolive Company	119,149	8,233,196
Express Scripts, Inc. *	41,334	2,592,469
Genentech, Inc. *	22,318	1,693,936
Gilead Sciences, Inc. *	73,047	3,867,839
Hansen Natural Corp. * (a)	73,362	2,114,293
Johnson & Johnson	89,864	5,781,850
Kellogg Company	103,916	4,990,046
Morningstar, Inc. *	29,003	2,089,086
PepsiCo, Inc.	123,317	7,841,728
Procter & Gamble Company	143,260	8,711,641
Quest Diagnostics, Inc.	34,709	1,682,345
Shire, Ltd.	136,409	2,237,500
St. Jude Medical, Inc. *	82,058	3,354,531
The Coca-Cola Company	124,356	6,464,025
The Kroger Company	166,493	4,806,653
UST, Inc.	39,755	2,171,021
		89,955,604
Energy - 17.89%
Baker Hughes, Inc.	53,086	4,636,531
Cameron International Corp. *	76,952	4,259,293
CONSOL Energy, Inc.	21,837	2,453,824
Exxon Mobil Corp.	91,837	8,093,595
Marathon Oil Corp.	61,816	3,206,396
National Oilwell Varco, Inc. *	105,019	9,317,286
Occidental Petroleum Corp.	94,766	8,515,673

All Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Peabody Energy Corp.	20,952	$1,844,824
Schlumberger, Ltd.	48,026	5,159,433
Transocean, Inc. *	39,034	5,948,391
Valero Energy Corp.	85,457	3,519,119
		56,954,365
Financial - 3.03%
ACE, Ltd.	71,984	3,965,598
Assurant, Inc.	25,481	1,680,727
Chubb Corp.	81,894	4,013,625
		9,659,950
Industrial - 21.92%
ABB, Ltd. *	180,707	5,140,566
Chicago Bridge & Iron Company N.V. (a)	37,991	1,512,802
Emerson Electric Company	45,300	2,240,085
Fanuc, Ltd.	23,800	2,324,302
Fluor Corp.	17,517	3,259,563
Foster Wheeler, Ltd. *	88,659	6,485,406
Garmin, Ltd. (a)	63,223	2,708,473
General Dynamics Corp.	64,499	5,430,816
Honeywell International, Inc.	69,665	3,502,756
Jacobs Engineering Group, Inc. *	21,237	1,713,826
Komatsu, Ltd.	133,170	3,712,231
Lockheed Martin Corp.	16,005	1,579,053
McDermott International, Inc. *	137,812	8,529,185
Mitsui O.S.K. Lines, Ltd.	177,000	2,522,023
Nippon Yusen Kabushiki Kaisha	256,000	2,461,515
Precision Castparts Corp.	62,832	6,055,120
Rockwell Collins, Inc.	25,822	1,238,423
Spirit Aerosystems Holdings, Inc., Class A *	206,512	3,960,900
Teledyne Technologies, Inc. *	5,392	263,076
United Technologies Corp.	81,247	5,012,940
Woodward Governor Company	4,417	157,510
		69,810,571
Technology - 8.73%
Adobe Systems, Inc. *	101,164	3,984,850
Apple, Inc. *	9,183	1,537,602
Autodesk, Inc. *	65,967	2,230,344
Cognizant Technology Solutions Corp., Class A *	47,001	1,528,002
Microsoft Corp.	312,218	8,589,117
NVIDIA Corp. *	54,809	1,026,024
Raytheon Company	86,317	4,857,921
Research In Motion, Ltd. *	9,140	1,068,466
Seagate Technology	100,592	1,924,325
Trimble Navigation, Ltd. *	29,288	1,045,582
		27,792,233
TOTAL COMMON STOCKS (Cost $289,948,647)		$309,005,675
SHORT TERM INVESTMENTS - 2.45%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$7,795,258	$7,795,258
TOTAL SHORT TERM INVESTMENTS
(Cost $7,795,258)		$7,795,258

The accompanying notes are an integral part of the financial statements.

3

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

All Cap Growth Trust (continued)
Shares or Principal Amount	Value
REPURCHASE AGREEMENTS - 3.55%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.85% to be repurchased at $11,311,581 on 07/01/2008, collateralized by $10,745,000 Federal Home Loan Mortgage Corp., 5.5% due 08/23/2017 (valued at $11,537,444, including interest)
$11,311,000	$11,311,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,311,000)	$11,311,000
Total Investments (All Cap Growth Trust) (Cost $309,054,905) - 103.04%	$328,111,933
Liabilities in Excess of Other Assets - (3.04)%	(9,674,088)
TOTAL NET ASSETS - 100.00%	$318,437,845

All Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 94.26%
Basic Materials - 10.62%
Barrick Gold Corp. (a)	58,745	$2,672,897
Cabot Corp.	24,900	605,319
Carpenter Technology Corp.	10,600	462,690
Cytec Industries, Inc.	35,300	1,925,968
Dow Chemical Company	20,000	698,200
Eastman Chemical Company	16,800	1,156,848
Eli Lilly & Company	34,700	1,601,752
Hercules, Inc.	18,000	304,740
Olin Corp.	46,800	1,225,224
Praxair, Inc.	6,982	657,984
Rohm & Haas Company	15,600	724,464
		12,036,086
Communications - 5.49%
Anixter International, Inc. * (a)	26,011	1,547,394
AT&T, Inc.	35,977	1,212,065
Corning, Inc.	89,000	2,051,450
McAfee, Inc. *	41,401	1,408,876
		6,219,785
Consumer, Cyclical - 7.00%
Autoliv, Inc.	30,800	1,435,896
Costco Wholesale Corp.	28,800	2,020,032
Honda Motor Company, Ltd., ADR (a)	6,600	224,598
J.C. Penney Company, Inc.	8,400	304,836
Kohl’s Corp. *	21,800	872,872
Oshkosh Corp.	75,600	1,564,164
PACCAR, Inc.	6,600	276,078
Sonic Automotive, Inc.	16,600	213,974
Tenneco, Inc. *	42,400	573,672
VF Corp.	6,400	455,552
		7,941,674
Consumer, Non-cyclical - 18.41%
Abbott Laboratories	68,300	3,617,851

All Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Amgen, Inc. *	44,200	$2,084,472
Archer-Daniels-Midland Company	54,200	1,829,250
Brown Forman Corp., Class B	3,500	264,495
DaVita, Inc. *	43,500	2,311,155
Diageo PLC, SADR	4,100	302,867
Onyx Pharmaceuticals, Inc. * (a)	36,300	1,292,280
OSI Pharmaceuticals, Inc. *	27,600	1,140,432
PepsiCo, Inc.	11,021	700,825
Procter & Gamble Company	8,406	511,169
Schering-Plough Corp.	119,796	2,358,783
Smithfield Foods, Inc. *	31,400	624,232
The Cooper Companies, Inc.	4,700	174,605
The Kroger Company	80,966	2,337,489
Watson Pharmaceuticals, Inc. *	48,800	1,325,896
		20,875,801
Energy - 15.48%
BJ Services Company	66,100	2,111,234
Carbo Ceramics, Inc. (a)	10,296	600,772
Chesapeake Energy Corp.	18,200	1,200,472
Chevron Corp.	2,600	257,738
El Paso Corp.	74,600	1,621,804
EnCana Corp.	4,100	372,813
Exxon Mobil Corp.	31,909	2,812,140
Forest Oil Corp. *	5,200	387,400
Halliburton Company	35,342	1,875,600
Range Resources Corp.	6,600	432,564
Schlumberger, Ltd.	9,200	988,356
Spectra Energy Corp.	60,200	1,730,148
Superior Energy Services, Inc. *	33,400	1,841,676
Williams Companies, Inc.	32,600	1,314,106
		17,546,823
Financial - 10.12%
Aon Corp.	36,900	1,695,186
Bank of New York Mellon Corp.	39,423	1,491,372
Berkshire Hathaway, Inc., Class B *	556	2,230,672
Charles Schwab Corp.	11,800	242,372
Chubb Corp.	6,700	328,367
Commerce Bancshares, Inc.	20,115	797,761
Cullen Frost Bankers, Inc.	51,165	2,550,575
Hartford Financial Services Group, Inc.	6,800	439,076
JP Morgan Chase & Company	35,100	1,204,281
PNC Financial Services Group, Inc.	8,600	491,060
		11,470,722
Industrial - 22.54%
Alliant Techsystems, Inc. *	8,400	854,112
Applied Biosystems, Inc. *	13,400	448,632
AptarGroup, Inc.	13,800	578,910
Baldor Electric Company (a)	5,400	188,892
Ball Corp.	18,669	891,258
Bemis Company, Inc.	21,000	470,820
Bristow Group, Inc. * (a)	9,500	470,155
Burlington Northern Santa Fe Corp.	10,500	1,048,845
Carlisle Companies, Inc.	81,646	2,367,734
Curtiss-Wright Corp.	10,000	447,400
Eaton Corp.	22,410	1,904,178

The accompanying notes are an integral part of the financial statements.

4

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial (continued)
Emerson Electric Company	16,802	$830,859
GATX Corp.	15,600	691,548
General Dynamics Corp.	23,600	1,987,120
Gentex Corp.	41,200	594,928
Heartland Express, Inc. (a)	31,800	474,138
Hexcel Corp. *	13,800	266,340
Honeywell International, Inc.	15,600	784,368
IDEX Corp.	28,283	1,041,946
Ingersoll-Rand Company, Ltd., Class A	18,000	673,740
Intermec, Inc. * (a)	12,500	263,500
ITT Corp.	25,600	1,621,248
Kennametal, Inc.	24,700	803,985
Moog, Inc., Class A *	7,300	271,852
Pactiv Corp. *	72,900	1,547,667
Parker-Hannifin Corp.	19,300	1,376,476
Quanex Building Products Corp.	36,639	544,455
Rockwell Collins, Inc.	6,700	321,332
Rogers Corp. *	9,300	349,587
Sonoco Products Company	30,100	931,595
Teleflex, Inc.	5,200	289,068
URS Corp. *	5,300	222,441
		25,559,129
Utilities - 4.60%
AGL Resources, Inc.	25,200	871,416
CMS Energy Corp.	19,740	294,126
The Southern Company	41,700	1,456,164
UGI Corp.	55,600	1,596,276
Wisconsin Energy Corp.	22,200	1,003,884
		5,221,866
TOTAL COMMON STOCKS (Cost $106,539,709)		$106,871,886
SHORT TERM INVESTMENTS - 5.11%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$5,792,575	$5,792,575
TOTAL SHORT TERM INVESTMENTS
(Cost $5,792,575)		$5,792,575
REPURCHASE AGREEMENTS - 6.27%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $7,108,355 on 07/01/2008, collateralized by $7,215,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $7,251,075, including interest)
	$7,108,000	$7,108,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,108,000)		$7,108,000
Total Investments (All Cap Value Trust) (Cost $119,440,284) - 105.64%		$119,772,461
Liabilities in Excess of Other Assets - (5.64)%		(6,393,870)
TOTAL NET ASSETS - 100.00%		$113,378,591

American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.00%
Funds - 100.00%
American Asset Allocation Fund - Class 1	47,849,169	$795,253,186
TOTAL INVESTMENT COMPANIES (Cost $885,026,405)		$795,253,186
Total Investments (American Asset Allocation Trust) (Cost $885,026,405) - 100.00%		$795,253,186
Liabilities in Excess of Other Assets - 0.00%		(18,017)
TOTAL NET ASSETS - 100.00%		$795,235,169

American Blue Chip Income & Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.01%
Funds - 100.01%
American Blue Chip Income & Growth Fund - Class 1	15,537,176	$141,699,047
TOTAL INVESTMENT COMPANIES (Cost $160,612,475)		$141,699,047
Total Investments (American Blue Chip Income & Growth		$141,699,047
Trust) (Cost $160,612,475) - 100.01%
Liabilities in Excess of Other Assets - (0.01)%		(11,994)
TOTAL NET ASSETS - 100.00%		$141,687,053

American Bond Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.00%
Intermediate Bond - 100.00%
American Bond Fund - Class 1	87,324,903	$957,954,190
TOTAL INVESTMENT COMPANIES (Cost $999,396,633)		$957,954,190
Total Investments (American Bond Trust) (Cost $999,396,633) - 100.00%		$957,954,190
Liabilities in Excess of Other Assets - 0.00%		(18,271)
TOTAL NET ASSETS - 100.00%		$957,935,919

American Fundamental Holdings Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.00%
Intermediate Bond - 35.00%
American Bond Fund - Class 1	13,389,057	$146,877,959
International Large Cap - 15.00%
American International Fund - Class 1	3,287,076	62,947,502
Large Value - 25.00%
American Growth-Income Fund - Class 1	2,961,952	104,912,332

The accompanying notes are an integral part of the financial statements.

5

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

American Fundamental Holdings Trust (continued)
	Shares or Principal Amount	Value
INVESTMENT COMPANIES (continued)
U.S. Large Cap - 25.00%
American Growth Fund - Class 1	1,876,791	$104,912,638
TOTAL INVESTMENT COMPANIES (Cost $460,582,550)		$419,650,431
Total Investments (American Fundamental Holdings Trust) (Cost $460,582,550) - 100.00%		$419,650,431
Liabilities in Excess of Other Assets - 0.00%		(17,694)
TOTAL NET ASSETS - 100.00%		$419,632,737

American Global Diversification Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.00%
Emerging Markets - 10.00%
American New World Fund - Class 1	2,405,055	$52,694,762
High Yield Bond - 7.00%
American High-Income Bond Fund - Class 1	3,255,674	36,886,782
Intermediate Bond - 23.00%
American Bond Fund - Class 1	11,048,335	121,200,232
International - 60.00%
American Global Growth Fund - Class 1	11,067,105	231,855,848
American Global Small Capitalization Fund - Class 1	4,007,094	84,309,258
		316,165,106
TOTAL INVESTMENT COMPANIES (Cost $581,750,939)		$526,946,882
Total Investments (American Global Diversification Trust) (Cost $581,750,939) - 100.00%		$526,946,882
Liabilities in Excess of Other Assets - 0.00%		(19,797)
TOTAL NET ASSETS - 100.00%		$526,927,085

American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.00%
Funds - 100.00%
American Global Growth Fund - Class 1	11,552,189	$242,018,368
TOTAL INVESTMENT COMPANIES (Cost $284,008,430)		$242,018,368
Total Investments (American Global Growth Trust) (Cost $284,008,430) - 100.00%		$242,018,368
Liabilities in Excess of Other Assets - 0.00%		(10,574)
TOTAL NET ASSETS - 100.00%		$242,007,794

American Global Small Capitalization Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.01%
Funds - 100.01%
American Global Small Capitalization Fund - Class 1	3,974,126	$83,615,609
TOTAL INVESTMENT COMPANIES (Cost $106,630,847)		$83,615,609
Total Investments (American Global Small Capitalization		$83,615,609
Trust) (Cost $106,630,847) - 100.01%
Liabilities in Excess of Other Assets - (0.01)%		(9,062)
TOTAL NET ASSETS - 100.00%		$83,606,547

American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.00%
U.S. Large Cap - 100.00%
American Growth Fund - Class 1	29,528,837	$1,650,661,980
TOTAL INVESTMENT COMPANIES (Cost $1,667,748,415)		$1,650,661,980
Total Investments (American Growth Trust) (Cost $1,667,748,415) - 100.00%		$1,650,661,980
Liabilities in Excess of Other Assets - 0.00%		(33,610)
TOTAL NET ASSETS - 100.00%		$1,650,628,370

American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.00%
Large Value - 100.00%
American Growth-Income Fund - Class 1	36,224,896	$1,283,085,829
TOTAL INVESTMENT COMPANIES (Cost $1,378,190,231)		$1,283,085,829
Total Investments (American Growth-Income Trust) (Cost $1,378,190,231) - 100.00%		$1,283,085,829
Liabilities in Excess of Other Assets - 0.00%		(29,313)
TOTAL NET ASSETS - 100.00%		$1,283,056,516

American High-Income Bond Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.02%
Funds - 100.02%
American High-Income Bond Fund - Class 1	4,501,788	$51,005,263
TOTAL INVESTMENT COMPANIES (Cost $55,133,426)		$51,005,263
Total Investments (American High-Income Bond Trust) (Cost $55,133,426) - 100.02%		$51,005,263
Liabilities in Excess of Other Assets - (0.02)%		(9,801)
TOTAL NET ASSETS - 100.00%		$50,995,462

The accompanying notes are an integral part of the financial statements.

6

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.00%
International Large Cap - 100.00%
American International Fund - Class 1	57,226,385	$1,095,885,280
TOTAL INVESTMENT COMPANIES (Cost $1,092,617,999)		$1,095,885,280
Total Investments (American International Trust) (Cost $1,092,617,999) - 100.00%		$1,095,885,280
Liabilities in Excess of Other Assets - 0.00%		(24,229)
TOTAL NET ASSETS - 100.00%		$1,095,861,051

American New World Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.01%
Funds - 100.01%
American New World Fund - Class 1	3,699,369	$81,053,179
TOTAL INVESTMENT COMPANIES (Cost $92,214,846)		$81,053,179
Total Investments (American New World Trust) (Cost $92,214,846) - 100.01%		$81,053,179
Liabilities in Excess of Other Assets - (0.01)%		(8,705)
TOTAL NET ASSETS - 100.00%		$81,044,474

Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 99.88%
Basic Materials - 5.31%
Freeport-McMoRan Copper & Gold, Inc., Class B	428,400	$50,204,196
Monsanto Company	441,004	55,760,546
Nucor Corp.	26,300	1,963,821
Potash Corp. of Saskatchewan, Inc.	75,000	17,142,750
Praxair, Inc.	386,100	36,386,064
		161,457,377
Communications - 17.93%
Amazon.com, Inc. *	860,189	63,077,659
America Movil SA de CV, Series L, ADR	808,651	42,656,340
American Tower Corp., Class A *	1,019,938	43,092,380
AT&T, Inc.	404,400	13,624,236
Cisco Systems, Inc. *	1,545,718	35,953,401
Corning, Inc.	775,415	17,873,316
Discovery Holding Company *	490,500	10,771,380
eBay, Inc. *	783,378	21,409,721
Expedia, Inc. *	282,500	5,192,350
Google, Inc., Class A *	196,766	103,581,558
Juniper Networks, Inc. *	1,738,521	38,560,396
McAfee, Inc. *	386,600	13,155,998
McGraw-Hill Companies, Inc.	592,800	23,783,136
Metropcs Communications, Inc. *	294,550	5,216,480
Monster Worldwide, Inc. *	431,200	8,887,032

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications (continued)
Nokia Oyj, SADR	191,328	$4,687,536
Nortel Networks Corp. *	3,200	26,304
Omnicom Group, Inc.	485,200	21,775,776
QUALCOMM, Inc.	783,977	34,785,059
Rogers Communications, Inc.	334,968	12,949,863
Shaw Communications, Inc. (a)	235,800	4,800,888
Tencent Holdings, Ltd.	412,400	3,189,294
VeriSign, Inc. *	430,400	16,269,120
		545,319,223
Consumer, Cyclical - 9.49%
Bed Bath & Beyond, Inc. *	362,300	10,180,630
Coach, Inc. *	360,900	10,422,792
Costco Wholesale Corp.	264,300	18,538,002
CVS Caremark Corp.	1,724,367	68,233,202
Fastenal Company (a)	186,100	8,032,076
International Game Technology	370,202	9,247,646
Kohl’s Corp. *	527,230	21,110,289
Las Vegas Sands Corp. * (a)	342,700	16,257,688
Marriott International, Inc., Class A	617,688	16,208,133
McDonald’s Corp.	239,400	13,459,068
MGM Mirage * (a)	198,390	6,723,437
Nintendo Company, Ltd.	55,400	31,251,684
Wal-Mart Stores, Inc.	646,464	36,331,277
Yum! Brands, Inc.	643,900	22,594,451
		288,590,375
Consumer, Non-cyclical - 19.54%
Accenture, Ltd., Class A	664,600	27,062,512
Alcon, Inc.	145,300	23,653,387
Allergan, Inc.	478,700	24,916,335
Baxter International, Inc.	336,000	21,483,840
Becton, Dickinson & Company	148,700	12,089,310
Cardinal Health, Inc.	2,795	144,166
Celgene Corp. *	646,500	41,291,955
Covidien, Ltd.	118,300	5,665,387
Express Scripts, Inc. *	273,200	17,135,104
Genentech, Inc. *	652,922	49,556,780
Gilead Sciences, Inc. *	1,241,862	65,756,593
Intuitive Surgical, Inc. *	25,600	6,896,640
Laboratory Corp. of America Holdings *	191,800	13,355,034
McKesson Corp.	389,100	21,754,581
Medco Health Solutions, Inc. *	606,700	28,636,240
Medtronic, Inc.	808,044	41,816,277
Merck & Company, Inc.	180,400	6,799,276
Novartis AG	2,566	141,293
PepsiCo, Inc.	257,304	16,361,961
Procter & Gamble Company	374,737	22,787,757
Roche Holdings AG - Genusschein	105,923	19,078,686
Schering-Plough Corp.	302,200	5,950,318
St. Jude Medical, Inc. *	720,536	29,455,512
Stryker Corp.	455,079	28,615,367
Sysco Corp.	71,142	1,957,116
The Coca-Cola Company	25,700	1,335,886
Visa, Inc. *	234,200	19,042,802
WellPoint, Inc. *	97,772	4,659,814
Western Union Company	527,700	13,044,744

The accompanying notes are an integral part of the financial statements.

7

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Wyeth	491,354	$23,565,338
		594,010,011
Energy - 11.55%
Baker Hughes, Inc.	388,859	33,962,945
Chevron Corp.	102,300	10,140,999
EOG Resources, Inc.	157,700	20,690,240
Exxon Mobil Corp.	442,138	38,965,622
Murphy Oil Corp.	314,958	30,881,632
Newfield Exploration Company *	25,700	1,676,925
Petroleo Brasileiro SA, SADR	331,800	19,227,810
Schlumberger, Ltd.	957,392	102,852,623
Smith International, Inc.	840,472	69,876,842
Suncor Energy, Inc.	44,600	2,592,152
Total SA, ADR	238,108	20,303,469
		351,171,259
Financial - 10.71%
Aetna, Inc.	836,248	33,893,131
American Express Company	103,252	3,889,503
Ameriprise Financial, Inc.	367,951	14,964,567
Bank of New York Mellon Corp.	687,661	26,014,216
Blackrock, Inc. (a)	39,300	6,956,100
Charles Schwab Corp.	692,686	14,227,771
CME Group, Inc.	44,950	17,224,391
Franklin Resources, Inc.	438,865	40,221,977
Goldman Sachs Group, Inc.	226,376	39,593,162
Humana, Inc. *	351,400	13,975,178
IntercontinentalExchange, Inc. *	9,100	1,037,400
Merrill Lynch & Company, Inc.	249,390	7,908,157
Morgan Stanley	543,000	19,586,010
Northern Trust Corp.	366,489	25,130,151
Prudential Financial, Inc.	41,400	2,473,236
State Street Corp.	913,071	58,427,413
		325,522,363
Industrial - 9.68%
Danaher Corp. (a)	1,036,563	80,126,320
Expeditors International of Washington, Inc.	215,900	9,283,700
Foster Wheeler, Ltd. *	459,900	33,641,685
General Dynamics Corp.	488,574	41,137,931
General Electric Company	925,802	24,709,655
Illinois Tool Works, Inc.	259,374	12,322,859
Joy Global, Inc.	171,500	13,004,845
Lockheed Martin Corp.	204,300	20,156,238
McDermott International, Inc. *	399,900	24,749,811
Rockwell Collins, Inc.	164,899	7,908,556
Thermo Fisher Scientific, Inc. *	93,400	5,205,182
Tyco Electronics, Ltd.	166,400	5,960,448
Tyco International, Ltd.	365,800	14,646,632
United Technologies Corp.	25,800	1,591,860
		294,445,722
Technology - 15.67%
Adobe Systems, Inc. *	373,675	14,719,059
Analog Devices, Inc.	381,943	12,134,329
Apple, Inc. *	519,500	86,985,080
Autodesk, Inc. *	531,500	17,970,015

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology (continued)
Automatic Data Processing, Inc.	842,633	$35,306,323
Broadcom Corp., Class A *	317,900	8,675,491
Dell, Inc. *	985,273	21,557,773
Electronic Arts, Inc. *	592,814	26,338,726
EMC Corp. *	1,033,852	15,187,286
Fiserv, Inc. *	317,400	14,400,438
Hewlett-Packard Company	487,300	21,543,533
Intel Corp.	1,071,592	23,017,796
Intuit, Inc. *	293,722	8,097,915
Marvell Technology Group, Ltd. *	2,039,810	36,023,045
MasterCard, Inc., Class A	75,000	19,914,000
Microsoft Corp.	2,642,844	72,704,638
Oracle Corp. *	721,562	15,152,802
Xilinx, Inc.	1,058,325	26,722,706
		476,450,955
TOTAL COMMON STOCKS (Cost $2,721,238,251)		$3,036,967,285
SHORT TERM INVESTMENTS - 3.31%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$78,398,614	$78,398,614
T. Rowe Price Reserve Investment Fund, 2.69%	22,378,686	22,378,686
TOTAL SHORT TERM INVESTMENTS
(Cost $100,777,300)		$100,777,300
REPURCHASE AGREEMENTS - 0.07%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $2,003,100 on 07/01/2008, collateralized by $2,040,000 Federal National Mortgage Association, 3.20% due 05/06/2010 (valued at $2,046,528, including interest)
	$2,003,000	$2,003,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,003,000)		$2,003,000
Total Investments (Blue Chip Growth Trust) (Cost $2,824,018,551) - 103.26%		$3,139,747,585
Liabilities in Excess of Other Assets - (3.26)%		(99,102,778)
TOTAL NET ASSETS - 100.00%		$3,040,644,807

Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.02%
Basic Materials - 3.49%
Monsanto Company	337,300	$42,648,212
Communications - 15.60%
Akamai Technologies, Inc. *	412,600	14,354,354
Amazon.com, Inc. *	436,800	32,030,544
Cisco Systems, Inc. *	1,489,665	34,649,608
Google, Inc., Class A *	92,307	48,592,251

The accompanying notes are an integral part of the financial statements.

8

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications (continued)
Nokia Oyj, SADR (a)	624,800	$15,307,600
Nortel Networks Corp. *	229	1,882
QUALCOMM, Inc.	493,900	21,914,343
Walt Disney Company	753,600	23,512,320
		190,362,902
Consumer, Cyclical - 8.45%
Coach, Inc. *	246,544	7,120,191
Costco Wholesale Corp.	274,800	19,274,472
CVS Caremark Corp.	518,800	20,528,916
Las Vegas Sands Corp. *	77,900	3,695,576
Marriott International, Inc., Class A	464,700	12,193,728
NIKE, Inc., Class B	255,408	15,224,871
Saks, Inc. * (a)	442,600	4,859,748
Wal-Mart Stores, Inc.	359,500	20,203,900
		103,101,402
Consumer, Non-cyclical - 29.48%
Abbott Laboratories	481,200	25,489,164
Alcon, Inc.	182,681	29,738,640
Baxter International, Inc.	440,300	28,152,782
Celgene Corp. *	254,400	16,248,528
Colgate-Palmolive Company	344,800	23,825,680
Elan Corp. PLC, SADR *	427,900	15,211,845
Genentech, Inc. *	340,069	25,811,237
Gilead Sciences, Inc. *	1,028,628	54,465,853
Medco Health Solutions, Inc. *	311,900	14,721,680
Mylan, Inc. * (a)	560,900	6,770,063
PepsiCo, Inc.	248,465	15,799,889
Roche Holding AG, SADR	158,389	14,305,694
Teva Pharmaceutical Industries, Ltd., SADR	419,000	19,190,200
The Coca-Cola Company	444,400	23,099,912
Visa, Inc. *	321,700	26,157,427
Wyeth	433,200	20,776,272
		359,764,866
Energy - 8.94%
Halliburton Company	626,400	33,243,048
Occidental Petroleum Corp.	294,500	26,463,770
Schlumberger, Ltd.	311,206	33,432,861
Southwestern Energy Company *	334,400	15,920,784
		109,060,463
Financial - 4.78%
Charles Schwab Corp.	1,121,569	23,037,027
Goldman Sachs Group, Inc.	100,090	17,505,741
Lazard, Ltd., Class A	305,000	10,415,750
NYSE Euronext	146,800	7,436,888
		58,395,406
Industrial - 6.20%
ABB, Ltd., SADR *	689,700	19,532,304
McDermott International, Inc. *	200,400	12,402,756
Thermo Fisher Scientific, Inc. *	395,100	22,018,923
United Technologies Corp.	351,100	21,662,870
		75,616,853
Technology - 20.08%
Adobe Systems, Inc. *	579,585	22,829,853

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology (continued)
Apple, Inc. *	275,244	$46,086,856
First Solar, Inc. *	88,500	24,144,570
Hewlett-Packard Company	739,600	32,697,716
Infosys Technologies, Ltd., ADR (a)	560,700	24,368,022
Linear Technology Corp.	156,200	5,087,434
Microsoft Corp.	682,069	18,763,718
NetApp, Inc. *	160,600	3,478,596
NVIDIA Corp. *	709,700	13,285,584
Raytheon Company	300,800	16,929,024
Research In Motion, Ltd. *	252,400	29,505,560
Texas Instruments, Inc.	280,000	7,884,800
		245,061,733
TOTAL COMMON STOCKS (Cost $1,116,909,389)		$1,184,011,837
SHORT TERM INVESTMENTS - 4.24%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$51,691,913	$51,691,913
TOTAL SHORT TERM INVESTMENTS
(Cost $51,691,913)		$51,691,913
REPURCHASE AGREEMENTS - 2.01%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $24,526,226 on 07/01/2008, collateralized by $24,895,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $25,019,475, including interest)
	$24,525,000	$24,525,000
TOTAL REPURCHASE AGREEMENTS
(Cost $24,525,000)		$24,525,000
Total Investments (Capital Appreciation Trust) (Cost $1,193,126,302) - 103.27%		$1,260,228,750
Liabilities in Excess of Other Assets - (3.27)%		(39,853,284)
TOTAL NET ASSETS - 100.00%		$1,220,375,466

Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 64.50%
Basic Materials - 0.78%
International Paper Company	2,600	$60,580
Communications - 8.28%
Alcatel-Lucent, SADR *	3,800	22,952
AT&T, Inc.	4,900	165,081
Cablevision Systems Corp., Class A *	4,000	90,400
DISH Network Corp. *	900	26,352
McGraw-Hill Companies, Inc.	400	16,048
Sprint Nextel Corp.	6,800	64,600
Time Warner Cable, Inc. *	2,300	60,904

The accompanying notes are an integral part of the financial statements.

9

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications (continued)
Time Warner, Inc.	13,300	$196,840
		643,177
Consumer, Cyclical - 6.75%
Home Depot, Inc.	700	16,394
Kohl’s Corp. *	700	28,028
Lowe’s Companies, Inc.	2,900	60,175
Marriott International, Inc., Class A	2,400	62,976
Marubeni Corp.	1,000	8,353
Newell Rubbermaid, Inc.	4,000	67,160
The TJX Companies, Inc.	2,200	69,234
TRW Automotive Holdings Corp. *	1,400	25,858
WABCO Holdings, Inc.	1,600	74,336
Wal-Mart Stores, Inc.	2,000	112,400
		524,914
Consumer, Non-cyclical - 12.35%
Anheuser-Busch Companies, Inc.	1,000	62,120
Baxter International, Inc.	1,300	83,122
Cardinal Health, Inc.	900	46,422
Covidien, Ltd.	2,800	134,092
Fortune Brands, Inc.	1,100	68,651
General Mills, Inc.	1,500	91,155
H & R Block, Inc.	5,700	121,980
Henry Schein, Inc. *	800	41,256
Millipore Corp. *	600	40,716
Pfizer, Inc.	2,200	38,434
Procter & Gamble Company	300	18,243
WellPoint, Inc. *	600	28,596
Western Union Company	4,200	103,824
Wyeth	1,700	81,532
		960,143
Energy - 9.62%
BJ Services Company	700	22,358
CNX Gas Corp. *	2,000	84,080
Exxon Mobil Corp.	2,300	202,699
Japan Petroleum Exploration Company, Ltd.	200	14,277
Murphy Oil Corp.	700	68,635
Oil States International, Inc. *	1,200	76,128
Royal Dutch Shell PLC, ADR	1,000	81,710
Schlumberger, Ltd.	600	64,458
Spectra Energy Corp.	1,300	37,362
Sunoco, Inc.	900	36,621
Total SA, ADR	700	59,689
		748,017
Financial - 8.85%
American International Group, Inc.	100	2,646
Ameriprise Financial, Inc.	2,500	101,675
Aon Corp.	2,300	105,662
CIGNA Corp.	800	28,312
Citigroup, Inc.	600	10,056
First Horizon National Corp.	1,300	9,659
Genworth Financial, Inc., Class A	3,100	55,211
Lazard, Ltd., Class A	900	30,735
Merrill Lynch & Company, Inc.	2,000	63,420
Morgan Stanley	1,900	68,533

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial (continued)
National City Corp.	2,200	$10,494
State Street Corp.	600	38,394
SunTrust Banks, Inc.	800	28,976
The St. Joe Company, REIT	900	30,888
White Mountains Insurance Group, Ltd.	240	102,960
		687,621
Industrial - 9.28%
3M Company	300	20,877
Actuant Corp., Class A	100	3,135
Danaher Corp.	2,500	193,250
General Electric Company	1,800	48,042
Honeywell International, Inc.	200	10,056
Illinois Tool Works, Inc.	2,000	95,020
ITT Corp.	900	56,997
Tyco Electronics, Ltd.	5,300	189,846
Tyco International, Ltd.	2,600	104,104
		721,327
Technology - 3.70%
Dell, Inc. *	5,500	120,340
Microsoft Corp.	2,500	68,775
Xilinx, Inc.	3,900	98,475
		287,590
Utilities - 4.89%
CenterPoint Energy, Inc.	500	8,025
Dynegy, Inc., Class A *	2,600	22,230
PG&E Corp.	1,900	75,411
PPL Corp.	1,800	94,086
Reliant Energy, Inc. *	400	8,508
Sempra Energy	1,900	107,255
Xcel Energy, Inc.	3,200	64,224
		379,739
TOTAL COMMON STOCKS (Cost $5,208,641)		$5,013,108
PREFERRED STOCKS - 5.07%
Communications - 0.50%
Crown Castle International Corp., 6.25%	132	7,135
Lucent Technologies Capital Trust I, 7.75%	42	31,920
		39,055
Financial - 3.98%
Affiliated Managers Group, Inc., 5.10%	560	23,694
Aspen Insurance Holdings, Ltd., Series AHL, 5.625%	475	21,608
Bank of America Corp., Series L, 7.25%	249	220,365
CIT Group, Inc., Series C, 8.75%	74	3,025
Citigroup, Inc., Series T, 6.50%	941	40,933
		309,625
Government - 0.25%
Federal National Mortgage Association, Series 08-1, 8.75%	500	19,150
Utilities - 0.34%
NRG Energy, Inc., 4.00%	12	26,103
TOTAL PREFERRED STOCKS (Cost $431,713)		$393,933

The accompanying notes are an integral part of the financial statements.

10

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS - 8.71%
Basic Materials - 1.01%
Freeport-McMoRan Copper & Gold, Inc.
5.8825% due 04/01/2015 (b)	$65,000	$65,641
International Paper Company
7.40% due 06/15/2014	5,000	4,991
Newmont Mining Corp.
1.25% due 07/15/2014	4,000	5,199
1.625% due 07/15/2017	2,000	2,589
		78,420
Communications - 3.24%
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	15,000	14,700
JDS Uniphase Corp.
1.00% due 05/15/2026	13,000	10,065
Liberty Media LLC
3.125% due 03/30/2023	3,000	3,121
Lucent Technologies, Inc., Series A
2.875% due 06/15/2023	38,000	34,654
Time Warner, Inc.
2.915% due 11/13/2009 (b)	195,000	189,497
		252,037
Consumer, Cyclical - 1.93%
Group 1 Automotive, Inc.
2.25% due 06/15/2036	13,000	7,730
Home Depot, Inc.
5.20% due 03/01/2011	75,000	74,383
MGM Mirage, Inc.
6.00% due 10/01/2009	60,000	59,025
Penske Auto Group, Inc.
3.50% due 04/01/2026	5,000	4,637
United Auto Group, Inc.
7.75% due 12/15/2016	5,000	4,375
		150,150
Consumer, Non-cyclical - 1.94%
Allergan, Inc.
1.50% due 04/01/2026	1,000	1,054
Henry Schein, Inc.
3.00% due 08/15/2034	3,000	3,705
Kraft Foods, Inc.
4.125% due 11/12/2009	20,000	19,970
6.25% due 06/01/2012	40,000	40,864
Medtronic, Inc.
1.50% due 04/15/2011	9,000	9,562
Millipore Corp.
3.75% due 06/01/2026	20,000	20,191
The Kroger Company
6.80% due 04/01/2011	40,000	41,711
Valeant Pharmaceuticals International
4.00% due 11/15/2013	16,000	13,873
		150,930
Financial - 0.41%
General Growth Properties, Inc.
3.98% due 04/15/2027 (g)	10,000	7,851
Host Hotels & Resorts LP
2.625% due 04/15/2027 (g)	11,000	8,896

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Marsh & McLennan Companies, Inc.
7.125% due 06/15/2009	$15,000	$15,151
		31,898
Technology - 0.11%
Linear Technology Corp., Series A
3.00% due 05/01/2027	9,000	8,614
Utilities - 0.07%
CILCORP, Inc.
8.70% due 10/15/2009	5,000	5,111
TOTAL CORPORATE BONDS (Cost $681,516)		$677,160
CONVERTIBLE BONDS - 0.42%
Communications - 0.23%
Lucent Technologies, Inc., Series B
2.75% due 06/15/2025	22,000	17,351
Energy - 0.19%
Peabody Energy Corp.
4.75% due 12/15/2041	9,000	14,980
TOTAL CONVERTIBLE BONDS (Cost $29,514)		$32,331
OPTIONS - 0.02%
Other - 0.02%
Johnson & Johnson Expiration 01/16/2010 at $65.00 *	100	540
Wellpoint, Inc. Expiration 01/16/2010 at $50.00 *	100	840
Expiration 01/17/2009 at $55.00 *	200	560
		1,940
TOTAL OPTIONS (Cost $2,902)		$1,940
SHORT TERM INVESTMENTS - 19.74%
T. Rowe Price Reserve Investment Fund, 2.69%	$1,534,016	$1,534,016
TOTAL SHORT TERM INVESTMENTS
(Cost $1,534,016)		$1,534,016
REPURCHASE AGREEMENTS - 9.41%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $731,037 on 07/01/2008, collateralized by $710,000 Federal Home Loan Mortgage Corp., 5.00% due 07/15/2014 (valued at $749,050, including interest)
	$731,000	$731,000
TOTAL REPURCHASE AGREEMENTS
(Cost $731,000)		$731,000
Total Investments (Capital Appreciation Value Trust) (Cost $8,619,302) - 107.87%		$8,383,488
Liabilities in Excess of Other Assets - (7.87)%		(611,756)
TOTAL NET ASSETS - 100.00%		$7,771,732

The accompanying notes are an integral part of the financial statements.

11

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Classic Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.00%
Communications - 5.78%
Alcatel SA, SADR *	329,686	$1,991,303
Motorola, Inc.	55,000	403,700
		2,395,003
Consumer, Cyclical - 14.57%
Home Depot, Inc.	59,400	1,391,148
J.C. Penney Company, Inc.	15,650	567,939
Kohl’s Corp. *	11,325	453,453
Magna International, Inc., Class A	17,700	1,048,548
The TJX Companies, Inc.	20,875	656,936
Wal-Mart Stores, Inc.	11,425	642,085
Whirlpool Corp.	20,700	1,277,811
		6,037,920
Consumer, Non-cyclical - 21.81%
AmerisourceBergen Corp.	33,675	1,346,663
Amgen, Inc. *	36,725	1,731,951
Bristol-Myers Squibb Company	52,425	1,076,285
Johnson & Johnson	22,025	1,417,088
Kimberly-Clark Corp.	10,875	650,108
Kraft Foods, Inc., Class A	21,825	620,921
Pfizer, Inc.	49,125	858,214
Sara Lee Corp.	71,750	878,938
Schering-Plough Corp.	23,525	463,207
		9,043,375
Energy - 2.20%
BP PLC, SADR	13,100	911,367
Financial - 35.02%
Allstate Corp.	36,475	1,662,895
Bank of America Corp.	44,750	1,068,182
Capital One Financial Corp.	40,450	1,537,504
Citigroup, Inc.	103,100	1,727,956
Comerica, Inc.	23,950	613,839
Federal Home Loan Mortgage Corp.	86,150	1,412,860
Federal National Mortgage Association	50,125	977,939
Fidelity National Financial, Inc., Class A	21,242	267,649
JP Morgan Chase & Company	17,150	588,417
Lehman Brothers Holdings, Inc.	31,450	623,025
Morgan Stanley	22,575	814,280
National City Corp.	55,225	263,423
Torchmark Corp.	22,525	1,321,091
Wachovia Corp.	63,325	983,437
Washington Mutual, Inc.	36,350	179,206
XL Capital, Ltd., Class A	23,225	477,506
		14,519,209
Industrial - 4.45%
Northrop Grumman Corp.	17,975	1,202,528
Tyco Electronics, Ltd.	9,631	344,982
Tyco International, Ltd.	7,406	296,536
		1,844,046
Technology - 8.31%
Affiliated Computer Services, Inc., Class A *	17,350	928,051
CA, Inc.	55,500	1,281,495
L-3 Communications Holdings, Inc.	4,450	404,372

Classic Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology (continued)
Microsoft Corp.	30,225	$831,490
		3,445,408
Utilities - 4.86%
Sempra Energy	18,050	1,018,923
Wisconsin Energy Corp.	22,050	997,101
		2,016,024
TOTAL COMMON STOCKS (Cost $59,057,250)		$40,212,352
REPURCHASE AGREEMENTS - 2.86%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $1,186,059 on 07/01/2008, collateralized by $1,200,000 Federal National Mortgage Association, 3.375% due 03/05/2010 (valued at $1,213,500, including interest)
	$1,186,000	$1,186,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,186,000)		$1,186,000
Total Investments (Classic Value Trust) (Cost $60,243,250) - 99.86%		$41,398,352
Other Assets in Excess of Liabilities - 0.14%		58,959
TOTAL NET ASSETS - 100.00%		$41,457,311

Core Allocation Plus Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 51.74%
Basic Materials - 6.55%
Agrium, Inc.	800	$86,261
Alcoa, Inc.	2,900	103,298
Alumina, Ltd.	7,716	35,061
Angang New Steel Company, Ltd. Class H	2,000	4,012
Anglo Platinum, Ltd.	276	46,070
Aracruz Celulose SA, SADR	200	14,678
ArcelorMittal	955	94,612
BHP Billiton, Ltd.	592	24,801
Cameco Corp.	2,100	90,027
CF Industries Holdings, Inc.	300	45,840
Companhia Vale Do Rio Doce, ADR *	1,400	50,148
Eli Lilly & Company	2,100	96,936
Energy Resources of Australia, Ltd.	1,643	36,195
Eurasian Natural Resources Corp. *	2,205	58,546
FMC Corp.	200	15,488
Freeport-McMoRan Copper & Gold, Inc., Class B	670	78,517
Gold Fields, Ltd., SADR	2,400	30,360
International Paper Company	1,600	37,280
JSW Steel, Ltd.	3,041	63,944
Kuala Lumpur Kepong BHD	2,300	12,389
Makhteshim-Agam Industries, Ltd.	1,621	15,099

The accompanying notes are an integral part of the financial statements.

12

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Basic Materials (continued)
Monsanto Company	750	$94,830
Paladin Resources, Ltd. *	7,041	43,266
Potash Corp. of Saskatchewan, Inc.	1,000	232,000
Rhodia SA	400	7,381
Shin-Etsu Chemical Company, Ltd.	900	55,771
Sinopec Shanghai Petrochemical Company, Ltd., Class H	10,000	3,437
Syngenta AG	228	74,155
Teck Cominco, Ltd.	800	38,576
Terra Industries, Inc.	300	14,805
The Mosaic Company *	275	39,792
Umicore	200	9,887
United States Steel Corp.	200	36,956
Uranium One, Inc. *	7,700	36,246
Yara International ASA	600	53,130
		1,779,794
Communications - 5.44%
Alcatel-Lucent, SADR *	12,400	74,896
China Mobile, Ltd.	4,500	60,483
China Netcom Group Corp Hong Kong, Ltd.	6,500	17,714
China Telecom Corp., Ltd.	40,000	21,751
Cisco Systems, Inc. *	6,700	155,842
CMGI, Inc. *	3,700	39,220
Comcast Corp., Class A	7,900	149,863
Comverse Technology, Inc. *	5,400	91,530
Ctrip.com International, Ltd., ADR	400	18,312
E.W. Scripps Company, Class A	700	29,078
Fairpoint Communications, Inc.	1,900	13,699
Google, Inc., Class A *	110	57,906
MCOT PCL	34,900	24,634
Metropcs Communications, Inc. *	2,800	49,588
Monster Worldwide, Inc. *	3,800	78,318
Nokia Oyj, SADR	624	15,288
QUALCOMM, Inc.	4,100	181,917
Sonus Networks, Inc. *	15,500	53,010
Thinkorswim Group, Inc. *	14,400	101,520
Thomson Reuters PLC *	938	25,111
Time Warner, Inc.	7,300	108,040
Viacom, Inc., Class B *	1,700	51,918
XM Satellite Radio Holdings, Inc., Class A *	4,600	36,064
Yahoo!, Inc. *	1,000	20,660
		1,476,362
Consumer, Cyclical - 5.11%
British Airways PLC	3,432	14,715
Carter’s, Inc. *	6,000	82,920
Delta Air Lines, Inc. *	7,000	39,900
Don Quijote Company, Ltd.	2,800	51,235
Dongfeng Motor Group Company, Ltd.	10,000	4,001
DreamWorks Animation SKG, Inc., Class A *	1,700	50,677
Dufry Group	410	37,526
Ford Motor Company *	7,838	37,701
Genius Products, Inc. *	8,400	1,428
Home Depot, Inc.	1,800	42,156
Honda Motor Company, Ltd.	930	31,618
Hyundai Mobis	672	54,413

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Kohl’s Corp. *	2,660	$106,506
Limited Brands, Inc.	8,000	134,800
Lotte Shopping Company, Ltd.	33	9,827
Lotte Shopping Company, Ltd.	3,650	58,400
Lowe’s Companies, Inc.	2,800	58,100
Mattel, Inc.	6,000	102,720
Mitsui & Company, Ltd.	1,000	22,084
NHK Spring Company, Ltd.	9,000	71,705
Nordstrom, Inc.	500	15,150
Nu Skin Enterprises, Inc., Class A	2,600	38,792
Penske Auto Group, Inc.	900	13,266
Persimmon PLC	7,773	48,925
Ports Design, Ltd.	4,500	12,870
PSA Peugeot Citroen SA	368	19,983
Ryanair Holdings PLC, SADR *	700	20,069
Staples, Inc.	3,330	79,088
TRW Automotive Holdings Corp. *	1,800	33,246
Walgreen Company	1,400	45,514
Wal-Mart Stores, Inc.	300	16,860
Weichai Power Company, Ltd.	1,000	4,296
Weiqiao Textile Company, Ltd.	34,000	26,468
		1,386,959
Consumer, Non-cyclical - 9.14%
Accenture, Ltd., Class A	700	28,504
Acco Brands Corp. *	4,100	46,043
Amgen, Inc. *	600	28,296
Archer-Daniels-Midland Company	1,000	33,750
Astellas Pharmaceuticals, Inc.	700	29,665
AstraZeneca Group PLC	665	28,372
AstraZeneca PLC, SADR	1,300	55,289
Bunge, Ltd.	600	64,614
Chaoda Modern Agriculture Holdings, Ltd.	8,000	10,096
China Mengniu Dairy Company, Ltd.	5,000	14,172
Cosan SA Industria e Comercio	1,800	31,102
Daiichi Sankyo Company, Ltd.	900	24,792
Dean Foods Company *	500	9,810
Eisai Company, Ltd.	1,500	52,974
Elan Corp. PLC, SADR *	4,900	174,195
Genentech, Inc. *	1,100	83,490
Golden Agri-Resources, Ltd.	24,000	15,876
H & R Block, Inc.	2,800	59,920
Healthsouth Corp. *	9,500	157,985
Hengan International Group Company, Ltd., GDR	7,000	20,648
Hertz Global Holdings, Inc. *	1,800	17,280
Hormel Foods Corp.	200	6,922
Japan Tobacco, Inc.	20	85,323
Medtronic, Inc.	2,300	119,025
Pan Fish ASA *	32,000	23,498
People’s Food Holdings, Ltd.	97,000	73,433
PepsiCo, Inc.	1,200	76,308
Perdigao SA *	400	10,782
Procter & Gamble Company	1,100	66,891
Safeway, Inc.	1,600	45,680
Sanofi-Aventis, ADR	2,400	79,752
Schering-Plough Corp.	5,100	100,419

The accompanying notes are an integral part of the financial statements.

13

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Shandong Weigao Group Medical Polymer Company, Ltd.	4,000	$5,787
Shionogi & Company, Ltd.	5,000	98,649
SUPERVALU, Inc.	1,400	43,246
Tyson Foods, Inc., Class A	400	5,976
UCB SA	2,161	79,973
Unilever NV	615	17,458
UnitedHealth Group, Inc.	8,700	228,375
Vertex Pharmaceuticals, Inc. *	1,000	33,470
Western Union Company	5,700	140,904
Wilmar International, Ltd.	5,000	18,595
Wyeth	2,800	134,288
		2,481,627
Diversified - 0.21%
Beijing Enterprises Holdings, Ltd.	5,500	17,987
China Resources Enterprises, Ltd.	12,000	34,243
Melco International Development	5,000	4,835
		57,065
Energy - 6.65%
Baker Hughes, Inc.	1,000	87,340
BG Group PLC	1,212	31,553
BP PLC	1,265	14,696
Canadian Natural Resources, Ltd.	200	19,778
Canadian Natural Resources, Ltd.	300	30,075
Canadian Oil Sands Trust, ADR	400	21,575
Chesapeake Energy Corp.	1,375	90,695
Chevron Corp.	300	29,739
China Oilfield Services, Ltd., H Shares	2,000	3,591
China Shenhua Energy Company, Ltd.	5,500	21,585
CNOOC, Ltd.	25,000	43,028
ConocoPhillips	300	28,317
CONSOL Energy, Inc.	100	11,237
Covanta Holding Corp. *	500	13,345
EnCana Corp.	525	47,738
EnCana Corp.	200	18,311
Eni SpA	530	19,777
EOG Resources, Inc.	200	26,240
Equitable Resources, Inc.	200	13,812
Exxon Mobil Corp.	2,125	187,276
Halliburton Company	1,600	84,912
Hess Corp.	1,230	155,214
LDK Solar Company, Ltd., ADR *	200	7,576
Lukoil Oil Company, ADR	100	9,860
Marathon Oil Corp.	2,025	105,037
Newfield Exploration Company *	600	39,150
Noble Energy, Inc.	100	10,056
OAO Gazprom, SADR	2,700	156,600
Occidental Petroleum Corp.	300	26,958
Peabody Energy Corp.	200	17,610
PetroChina Company, Ltd., Class H	16,000	20,725
Petroleo Brasileiro SA, ADR	400	28,332
Questar Corp.	300	21,312
Reliance Industries, Ltd., GDR	109	10,726
Royal Dutch Shell PLC, B Shares	479	19,273
Sasol, Ltd.	300	17,663

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Schlumberger, Ltd.	200	$21,486
SeaDrill, Ltd., GDR	400	12,232
St. Mary Land & Exploration Company	300	19,392
Statoil ASA	250	9,321
Suncor Energy, Inc.	400	23,222
SunPower Corp., Class A. *	200	14,396
Suntech Power Holdings Company, Ltd., ADR *	1,400	52,444
Total SA	266	22,699
Transocean, Inc. *	200	30,478
Valero Energy Corp.	300	12,354
Weatherford International, Ltd. *	1,000	49,590
Williams Companies, Inc.	700	28,217
Yanzhou Coal Mining Company, Ltd., Class H	10,000	18,596
		1,805,139
Financial - 5.86%
Aberdeen Asset Management PLC	16,761	44,236
American International Group, Inc.	2,390	63,239
Bank of America Corp.	2,650	63,255
Bank of China, Ltd.	97,000	43,168
Capital One Financial Corp.	3,200	121,632
Chang Hwa Commercial Bank, Ltd.	16,000	11,386
China Insurance International Holdings Company, Ltd.	3,000	7,156
China Life Insurance Company, Ltd.	11,000	38,514
China Merchants Bank Company, Ltd.	6,500	20,424
Citigroup, Inc.	3,200	53,632
Discover Financial Services	9,100	119,847
Federal Home Loan Mortgage Corp.	2,700	44,280
Federal National Mortgage Association	2,400	46,824
Goldman Sachs Group, Inc.	715	125,053
Hopson Development Holdings, Ltd., GDR	6,000	6,748
Huntington BancShares, Inc.	3,900	22,503
Industrial & Commercial Bank of China, Ltd.	95,000	64,940
Infrastructure Development Finance Company, Ltd. *	2,406	5,760
Invesco, Ltd.	3,800	91,124
Julius Baer Holding AG	466	31,476
Kotak Mahindra Bank, Ltd. *	748	7,928
Lehman Brothers Holdings, Inc.	5,900	116,879
MBIA, Inc.	1,889	8,293
Popular, Inc.	1,700	11,203
Shun Tak Holdings, Ltd.	8,000	7,490
Sovereign Bancorp, Inc.	14,300	105,248
State Street Corp.	1,400	89,586
UBS AG *	5,297	109,436
UBS AG *	1,898	39,835
UCBH Holdings, Inc.	3,000	6,750
Wachovia Corp.	1,400	21,742
Washington Mutual, Inc.	8,650	42,644
		1,592,231
Industrial - 6.89%
Acciona SA	47	11,163
AGCO Corp. *	400	20,964
All America Latina Logistica SA	1,100	14,156
Amada Company, Ltd.	11,000	86,707
Belden, Inc.	3,700	125,356

The accompanying notes are an integral part of the financial statements.

14

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial (continued)
Carlisle Companies, Inc.	3,800	$110,200
China Communications Construction Company, Ltd.	6,000	10,265
Cummins, Inc.	300	19,656
Daelim Industrial Company	236	24,140
Deere & Company	900	64,917
FedEx Corp.	900	70,911
Flextronics International, Ltd. *	10,800	101,520
Fujikura, Ltd.	14,000	60,913
General Electric Company	8,000	213,520
Hansen Transmissions International NV *	2,000	10,716
Jaiprakash Associates, Ltd. *	26,210	87,966
Jiangxi Copper Company, Ltd., Class H	4,000	7,849
Kingboard Laminates Holdings, Ltd.	70,500	41,592
Kingspan Group PLC - London Exchange	600	5,932
Konica Minolta Holdings, Inc.	2,500	42,214
Lockheed Martin Corp.	770	75,968
Masco Corp.	1,100	17,303
Meggitt PLC	18,473	78,190
Murata Manufacturing Company, Ltd.	500	23,544
Shanghai Electric Group Company, Ltd. *	24,000	11,758
Siemens AG, SADR	300	33,039
Siemens AG	100	11,103
Singapore Post, Ltd.	48,000	38,808
United Parcel Service, Inc., Class B	1,800	110,646
Valmont Industries, Inc.	200	20,858
Vestas Wind Systems AS *	200	26,179
Vinci SA, ADR	1,673	102,728
Viterra, Inc. *	500	6,865
Waste Management, Inc.	2,070	78,060
Yokogawa Electric Corp.	11,600	106,075
		1,871,781
Technology - 4.80%
Applied Materials, Inc.	5,560	106,141
Canon, Inc.	2,300	118,265
Electronic Arts, Inc. *	1,560	69,311
Infineon Technologies AG, ADR *	3,200	27,296
Intel Corp.	5,150	110,622
Lam Research Corp. *	1,000	36,150
Marvell Technology Group, Ltd. *	4,300	75,938
Maxim Integrated Products, Inc.	12,300	260,145
Microsoft Corp.	6,630	182,391
NetApp, Inc. *	5,800	125,628
ON Semiconductor Corp. *	2,400	22,008
Samsung Electronics Company, Ltd., GDR (g)	300	88,425
Sun Microsystems, Inc. *	2,000	21,760
Wolfson Microelectronics PLC *	25,309	59,990
		1,304,070
Utilities - 1.09%
Beijing Datang Power Generation Company, Ltd., Class H	18,000	10,688
Companhia de Saneamento de Minas Gerais *	1,000	18,508
E.ON AG	56	11,299
Electricite de France	109	10,355
Entergy Corp.	100	12,048
Exelon Corp.	500	44,980

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Fortum Corp. Oyj	900	$45,713
FPL Group, Inc.	400	26,232
Iberdrola Renovables *	2,600	20,141
Iberdrola SA	1,900	25,457
ITC Holdings Corp.	300	15,333
Northeast Utilities	500	12,765
Suez SA	400	27,232
Veolia Environnement SA	300	16,829
		297,580
TOTAL COMMON STOCKS (Cost $15,181,458)		$14,052,608
PREFERRED STOCKS - 0.16%
Financial - 0.16%
Washington Mutual, Inc. *	1	43,386
TOTAL PREFERRED STOCKS (Cost $100,000)		$43,386
WARRANTS - 0.01%
Financial - 0.01%
Washington Mutual, Inc. (Expiration Date 04/14/2013, Strike Price USD 10.06) *	1,429	1,310
TOTAL WARRANTS (Cost $0)		$1,310
RIGHTS - 0.00%
Financial - 0.00%
UBS AG (Expiration Date 06/17/2008, Strike Price USD 22.43) *	5	4
(Expiration Date 06/17/2008, Strike Price CHF 21.00) *	21	20
		24
TOTAL RIGHTS (Cost $0)		$24
U.S. TREASURY OBLIGATIONS - 7.52%
Government - 7.52%
2.00% due 01/15/2014	$209,230	222,127
2.375% TBA **	56,972	59,749
6.25% due 08/15/2023	400,000	475,907
8.75% due 08/15/2020	425,000	598,885
4.50% due 11/30/2011	500,000	523,086
5.25% due 11/15/2028	150,000	162,598
		2,042,352
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,047,736)		$2,042,352
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.71%
Mortgage Securities - 3.71%
5.50% due 06/01/2038	500,001	493,282
6.50% TBA **	500,000	514,297
		1,007,579
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,014,473)		$1,007,579

The accompanying notes are an integral part of the financial statements.

15

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.19%
Brazil - 0.19%
Federative Republic of Brazil 10.00% due 01/01/2017	BRL 100,000	$51,955
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $53,005)		$51,955
CORPORATE BONDS - 9.18%
Basic Materials - 0.32%
ArcelorMittal 6.125% due 06/01/2018 (g)	$20,000	19,545
Cytec Industries, Inc. 6.00% due 10/01/2015	50,000	48,896
International Paper Company 7.40% due 06/15/2014	20,000	19,961
		88,402
Communications - 2.13%
AT&T Wireless Services, Inc. 7.875% due 03/01/2011	50,000	53,233
AT&T, Inc.
5.50% due 02/01/2018	25,000	24,225
6.30% due 01/15/2038	25,000	23,619
British Telecommunications PLC 8.625% due 12/15/2010	30,000	32,212
CBS Corp. 7.70% due 07/30/2010	50,000	52,256
Comcast Cable Communications 8.50% due 05/01/2027	50,000	57,583
Cox Communications, Inc. 5.45% due 12/15/2014	25,000	24,024
News America Holdings, Inc. 9.25% due 02/01/2013	10,000	11,458
News America, Inc. 7.28% due 06/30/2028	15,000	15,416
Telecom Italia Capital SA 6.20% due 07/18/2011	50,000	50,986
Telefonica Europe BV 7.75% due 09/15/2010	35,000	36,888
Time Warner Cable, Inc. 5.85% due 05/01/2017	50,000	47,490
Time Warner, Inc. 7.625% due 04/15/2031	50,000	50,762
Verizon Communications, Inc. 5.55% due 02/15/2016	50,000	48,702
Viacom, Inc. 5.75% due 04/30/2011	50,000	50,117
		578,971
Consumer, Cyclical - 0.36%
Continental Airlines, Inc., Series 974A 6.90% due 01/02/2018	50,524	46,608
CVS Caremark Corp. 6.125% due 08/15/2016	50,000	50,425
		97,033
Consumer, Non-cyclical - 1.19%
AmerisourceBergen Corp. 5.875% due 09/15/2015	75,000	73,262
Cargill, Inc. 5.60% due 09/15/2012 (g)	50,000	50,386

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Cia Brasileira de Bebidas 10.50% due 12/15/2011	$60,000	$68,550
General Mills, Inc. 5.20% due 03/17/2015	5,000	4,881
Philip Morris International, Inc. 5.65% due 05/16/2018	25,000	24,299
Quest Diagnostics, Inc. 5.125% due 11/01/2010	25,000	24,972
SABMiller PLC 6.50% due 07/01/2016 (g)	50,000	51,633
UnitedHealth Group, Inc. 6.00% due 02/15/2018	25,000	24,183
		322,166
Energy - 0.03%
XTO Energy, Inc. 5.50% due 06/15/2018	10,000	9,550
Financial - 4.10%
ACE Capital Trust II 9.70% due 04/01/2030	50,000	54,402
Bank of America Corp.
5.65% due 05/01/2018	40,000	37,343
5.75% due 12/01/2017	50,000	46,956
Bear Stearns Companies, Inc. 6.40% due 10/02/2017	15,000	14,823
CIT Group, Inc. 7.625% due 11/30/2012	25,000	20,779
Citigroup, Inc.
5.50% due 08/27/2012	50,000	49,306
6.875% due 03/05/2038	50,000	48,250
Countrywide Home Loan 4.00% due 03/22/2011	10,000	9,104
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/2010	50,000	53,323
Goldman Sachs Group, Inc.
6.15% due 04/01/2018	70,000	67,911
6.75% due 10/01/2037	40,000	36,590
Health Care Property Investors, Inc. 5.65% due 12/15/2013	30,000	27,438
International Lease Finance Corp. 5.625% due 09/15/2010	50,000	48,730
JP Morgan Chase & Company
5.375% due 10/01/2012	50,000	50,151
6.00% due 01/15/2018	50,000	48,707
Lehman Brothers Holdings, Inc. 7.50% due 05/11/2038	10,000	9,276
Lehman Brothers Holdings, Inc., MTN
5.625% due 01/24/2013	15,000	14,198
6.20% due 09/26/2014	50,000	47,723
Liberty Property LP 7.25% due 03/15/2011	30,000	30,565
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013	50,000	47,160
6.40% due 08/28/2017	50,000	46,332
Metropolitan Life Global Funding I 5.125% due 04/10/2013 (g)	25,000	24,617
Morgan Stanley 4.75% due 04/01/2014	50,000	45,562

The accompanying notes are an integral part of the financial statements.

16

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Morgan Stanley Dean Witter 6.60% due 04/01/2012	$50,000	$50,836
Prudential Financial, Inc., MTN 5.15% due 01/15/2013	15,000	14,620
Realty Income Corp. 6.75% due 08/15/2019	30,000	28,255
Simon Property Group LP 5.30% due 05/30/2013	25,000	24,596
The Bear Stearns Companies, Inc. 5.35% due 02/01/2012	15,000	14,738
United Dominion Realty Trust, Inc. 6.05% due 06/01/2013	30,000	29,154
Wachovia Corp. 5.75% due 06/15/2017	30,000	27,667
Wachovia Corp., MTN 5.50% due 05/01/2013	20,000	19,142
WEA Finance LLC 7.125% due 04/15/2018 (g)	25,000	25,627
		1,113,881
Industrial - 0.25%
General Electric Company 5.25% due 12/06/2017	70,000	67,293
Utilities - 0.80%
CenterPoint Energy Transition Bond Co LLC, Series A-4
5.17% due 08/01/2019	26,000	25,347
CenterPoint Energy Transition Bond Company, LLC, Series A-2
4.97% due 08/01/2014	50,000	50,637
Dominion Resources, Inc. 6.40% due 06/15/2018	15,000	15,133
Duke Energy Corp. 5.65% due 06/15/2013	25,000	25,121
Midamerican Energy Company, Series MTN 5.125% due 01/15/2013	50,000	50,278
Union Electric Company 6.40% due 06/15/2017	50,000	49,904
		216,420
TOTAL CORPORATE BONDS (Cost $2,586,221)		$2,493,716
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.55%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4
5.3524% due 09/10/2047 (b)	100,000	96,117
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6
4.75% due 02/13/2046 (b)	75,000	70,826
Crown Castle Towers LLC, Series 2005-1A, Class B
4.878% due 06/15/2035 (g)	25,000	24,390
Greenwich Capital Commercial Funding Corp, Series 2004-GG1, Class A7
5.317% due 06/10/2036 (b)	70,000	68,793
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4
6.0804% due 06/15/2038 (b)	25,000	24,618

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4
5.8415% due 05/12/2039 (b)	$100,000	$97,297
Morgan Stanley Capital I, Inc., Series 2005-T17, Class A5
4.78% due 12/13/2041 (b)	85,000	80,292
Morgan Stanley Capital I, Series 2006-T21, Class A4
5.162% due 10/12/2052 (b)	100,000	94,239
Morgan Stanley Dean Witter Capital I, Series 2001, Class A4
6.39% due 06/15/2011	52,923	54,152
Nomura Asset Securities Corp., Series 1998-D6, Class A1B
6.59% due 03/15/2030	14,317	14,384
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A2
4.493% due 02/11/2036	70,000	66,575
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $723,289)		$691,683
ASSET BACKED SECURITIES - 1.71%
Bank One Issuance Trust, Series 2003-A7, Class A7
3.35% due 03/15/2011	75,000	75,017
Capital Auto Receivables Asset Trust, Series 2006-2, Class A3A
4.98% due 05/15/2011	22,974	23,231
Chase Issuance Trust, Series 2005-A4, Class A4
4.23% due 01/15/2013	64,000	64,247
Chase Manhattan Auto Owner Trust, Series 2005-B, Class A3
4.84% due 07/15/2009	4,413	4,417
Honda Auto Receivables Owner Trust, Series 2005-2, Class A4
4.15% due 10/15/2010	51,231	51,390
Hyundai Auto Receivables Trust, Series 2007-A, Class A2B
2.8212% due 01/15/2010 (b)	72,447	72,456
MBNA Credit Card Master Note Trust, Series 2003-A11, Class A11
3.65% due 03/15/2011	40,000	40,068
Peco Energy Transition Trust, Series 2000-A, Class A4
7.65% due 03/01/2010	75,000	78,307
USAA Auto Owner Trust, Series 2006-4, Class A4
4.98% due 10/15/2012	54,000	54,803
TOTAL ASSET BACKED SECURITIES
(Cost $458,701)		$463,936
INVESTMENT COMPANIES - 1.30%
Funds - 1.30%
iShares MSCI Emerging Markets Index Fund	2,600	352,508
TOTAL INVESTMENT COMPANIES (Cost $354,952)		$352,508

The accompanying notes are an integral part of the financial statements.

17

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
Shares or Principal Amount	Value
REPURCHASE AGREEMENTS - 23.27%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $6,320,316 on 07/01/2008, collateralized by $6,415,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at$6,447,075, including interest)
$6,320,000	$6,320,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,320,000)	$6,320,000
Total Investments (Core Allocation Plus Trust) (Cost $28,839,835) - 101.34%	$27,521,057
Liabilities in Excess of Other Assets - (1.34)%	(363,252)
TOTAL NET ASSETS - 100.00%	$27,157,805

Core Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.96%
Basic Materials - 0.40%
Nucor Corp.	28,000	$2,090,760
Communications - 29.67%
Amazon.com, Inc. *	511,000	37,471,630
Cisco Systems, Inc. *	606,000	14,095,560
eBay, Inc. *	920,400	25,154,532
Expedia, Inc. *	112,416	2,066,206
Google, Inc., Class A *	43,300	22,793,986
Qwest Communications International, Inc.	4,077,600	16,024,968
Sprint Nextel Corp.	357,300	3,394,350
Time Warner, Inc.	1,209,300	17,897,640
Yahoo!, Inc. *	903,600	18,668,376
		157,567,248
Consumer, Cyclical - 5.27%
J.C. Penney Company, Inc.	262,500	9,526,125
Sears Holdings Corp. *	250,800	18,473,928
		28,000,053
Consumer, Non-cyclical - 6.67%
Amgen, Inc. *	277,442	13,084,165
UnitedHealth Group, Inc.	849,800	22,307,250
		35,391,415
Financial - 25.05%
Aetna, Inc.	711,400	28,833,042
American International Group, Inc.	529,100	13,999,986
Capital One Financial Corp.	269,000	10,224,690
Citigroup, Inc.	1,187,850	19,908,366
Countrywide Financial Corp.	1,546,100	6,570,925
Federal Home Loan Mortgage Corp.	967,900	15,873,560
Goldman Sachs Group, Inc.	26,300	4,599,870
JP Morgan Chase & Company	644,300	22,105,933
Merrill Lynch & Company, Inc.	344,500	10,924,095
		133,040,467

Core Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial - 6.97%
Eastman Kodak Company	1,133,300	$16,353,519
General Electric Company	774,600	20,674,074
		37,027,593
Technology - 14.36%
CA, Inc.	538,925	12,443,778
Electronic Arts, Inc. *	288,000	12,795,840
Hewlett-Packard Company	455,100	20,119,971
International Business Machines Corp.	158,800	18,822,564
Texas Instruments, Inc.	428,800	12,075,008
		76,257,161
Utilities - 8.57%
AES Corp. *	2,368,500	45,498,885
TOTAL COMMON STOCKS (Cost $653,764,879)		$514,873,582
REPURCHASE AGREEMENTS - 3.63%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $19,292,965 on 7/1/2008, collateralized by $19,200,000 Federal Home Loan Bank, 3.75% due 08/18/2009 (valued at $19,680,000, including interest)
	$19,292,000	$19,292,000
TOTAL REPURCHASE AGREEMENTS
(Cost $19,292,000)		$19,292,000
Total Investments (Core Equity Trust) (Cost $673,056,879) - 100.59%		$534,165,582
Liabilities in Excess of Other Assets - (0.59)%		(3,117,433)
TOTAL NET ASSETS - 100.00%		$531,048,149

Disciplined Diversification Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 65.95%
Basic Materials - 6.09%
Acerinox SA	468	$10,780
Acos Villares SA	7,000	5,240
Adeka Corp.	500	4,101
African Rainbow Minerals, Ltd.	284	10,156
Agrium, Inc.	200	21,565
Aichi Steel Corp.	1,000	4,323
Air Liquide	269	35,521
Air Products & Chemicals, Inc.	200	19,772
Airgas, Inc.	200	11,678
AK Steel Holding Corp.	200	13,800
Akzo Nobel NV	282	19,385
Albemarle Corp.	300	11,973
Alcoa, Inc.	1,000	35,620
Allegheny Technologies, Inc.	200	11,856
Alumina, Ltd.	400	7,248
Aluminum Corp. China, Ltd., ADR	300	8,562
AMCOL International Corp.	200	5,692

The accompanying notes are an integral part of the financial statements.

18

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Basic Materials (continued)
Aneka Tambang Tbk PT *	15,000	$5,165
Anglo American PLC	985	69,179
Anglo Platinum, Ltd.	59	9,848
AngloGold Ashanti, Ltd., SADR	300	10,182
Antofagasta PLC	604	7,916
Anvil Mining, Ltd. *	400	3,766
Aquila Resources, Ltd. *	655	10,398
Aracruz Celulose SA, SADR	200	14,678
ArcelorMittal	1,200	118,884
Arch Chemicals, Inc.	200	6,630
Arkema	378	21,366
Asahi Kasei Corp.	2,000	10,472
Ashland, Inc.	200	9,640
Barrick Gold Corp.	600	27,426
BASF AG	724	49,951
Bayer AG	322	27,103
BHP Billiton PLC	800	61,984
BHP Billiton, Ltd., SADR	1,500	127,785
Billerud Aktibolag AB	300	2,291
Biogen Idec, Inc. *	200	11,178
Bluescope Steel, Ltd.	970	10,545
Brush Engineered Materials, Inc. *	100	2,442
Cabot Corp.	400	9,724
Cameco Corp.	400	17,182
Canfor Corp. *	600	4,490
Carpenter Technology Corp.	200	8,730
Cascades, Inc.	500	3,271
Centamin Egypt, Ltd. *	3,447	3,998
Century Aluminum Company *	200	13,298
CF Industries Holdings, Inc.	100	15,280
China Petrochemical Development Corp. *	10,000	4,448
China Steel Corp.	6,000	9,261
Chung Hung Steel Corp. *	7,000	5,373
Ciba Specialty Chemicals AG	298	8,611
Clariant AG *	736	7,471
Cleveland-Cliffs, Inc.	200	23,838
Companhia Siderurgica Nacional SA, ADR	400	17,764
Companhia Vale Do Rio Doce, ADR *	1,300	46,566
Companhia Vale Do Rio Doce, SADR *	1,500	44,760
Compass Minerals International, Inc.	200	16,112
Croda International PLC	768	9,790
Cytec Industries, Inc.	200	10,912
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	1,000	3,626
Daio Paper Corp.	1,000	8,099
DC Chemical Company, Ltd.	30	10,124
Deltic Timber Corp.	100	5,351
Denison Mines Corp. *	1,200	10,485
Dow Chemical Company	900	31,419
DSM NV	309	18,181
E.I. Du Pont de Nemours & Company	700	30,023
Eastern Platinum, Ltd. *	3,600	9,885
Eastman Chemical Company	200	13,772
Ecolab, Inc.	200	8,598
Eldorado Gold Corp. *	1,200	10,227
Eli Lilly & Company	800	36,928

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Basic Materials (continued)
Equinox Minerals, Ltd. *	2,200	$9,579
Eramet	11	10,928
Eregli Demir ve Celik Fabrikalari TAS	1,533	12,528
European Goldfields, Ltd. *	900	4,201
FNX Mining Company, Inc. *	400	9,454
Formosa Chemicals & Fibre Corp.	4,000	7,881
Formosa Plastic Corp.	4,000	9,646
Fortescue Metals Group, Ltd. *	1,492	17,021
Freeport-McMoRan Copper & Gold, Inc., Class B	400	46,876
Gerdau Ameristeel Corp.	300	5,799
Gerdau SA, SADR	1,400	33,614
Gerdau SA	500	9,734
Givaudan AG	20	17,875
Gold Eagle Mines, Ltd. *	500	4,374
Gold Fields, Ltd., SADR	1,500	18,975
Goldcorp, Inc.	500	23,051
Golden Star Resources, Ltd. *	1,500	4,031
Grupo Empresarial Ence SA	533	4,179
Grupo Mexico SA	3,600	8,168
Gunns, Ltd.	1,405	3,206
Harmony Gold Mining Company, Ltd., SADR *	900	11,025
Harry Winston Diamond Corp.	200	5,721
Hecla Mining Company *	500	4,630
Hokuetsu Paper Mills, Ltd.	1,000	4,115
Holmen AB, Series B	400	11,756
HudBay Minerals, Inc. *	800	11,117
Hunan Non Ferrous Metal Corp., Ltd.	12,000	3,047
Hyundai Steel Company	152	11,450
IAMGOLD Corp.	1,900	11,366
Iluka Resources, Ltd.	2,208	9,970
Impala Platinum Holdings, Ltd.	430	16,969
Incitec Pivot, Ltd.	63	11,173
Industrias Penoles SA de CV	365	9,761
Inmet Mining Corp.	200	13,275
International Flavors & Fragrances, Inc.	300	11,718
International Paper Company	500	11,650
Ivanhoe Mines, Ltd. *	1,000	10,837
JFE Holdings, Inc.	500	25,192
Johnson Matthey PLC	248	9,119
JSW Steel, Ltd.	434	9,126
K&S AG	37	21,339
Kaiser Aluminum Corp.	100	5,353
Kaneka Corp.	2,000	13,618
Kazakhmys PLC	319	10,116
KCC Corp.	23	9,576
KGHM Polska Miedz SA *	225	10,558
Kingboard Chemical Holdings, Ltd.	2,000	9,234
Kinross Gold Corp.	600	14,181
Kloeckner & Company AG	166	9,508
Kobe Steel Company, Ltd.	4,000	11,452
Korea Iron & Steel Company, Ltd.	46	3,733
Korea Zinc Company, Ltd.	62	8,476
Kronos Worldwide, Inc.	200	3,078
Kuala Lumpur Kepong BHD	1,000	5,386
Kumba Resources, Ltd.	580	10,700

The accompanying notes are an integral part of the financial statements.

19

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Basic Materials (continued)
La Seda de Barcelona SA	1,841	$3,246
Lanxess AG	564	23,159
LG Chem, Ltd.	137	13,097
Lihir Gold, Ltd. *	3,316	10,459
Lintec Corp.	200	3,475
Lonmin PLC, ADR	153	9,725
Lonza Group AG	117	16,229
Lubrizol Corp.	200	9,266
Lundin Mining Corp. *	1,400	8,540
Major Drilling Group International Company, Inc. *	100	4,903
MeadWestvaco Corp.	400	9,536
Methanex Corp.	200	5,653
Metorex, Ltd. *	1,710	5,045
Minerals Technologies, Inc.	100	6,359
Mitsubishi Chemical Holdings Corp., ADR	2,000	11,640
Mitsubishi Gas & Chemicals Company, Inc.	2,000	14,428
Mitsubishi Paper Mills, Ltd.	2,000	5,255
Mitsui Chemicals, Inc.	2,000	9,851
Mitsui Mining & Smelting Company, Ltd.	3,000	8,843
Mittal Steel South Africa, Ltd.	337	9,598
MMX Mineracao e Metalicos SA *	300	9,263
Mondi PLC	1,178	6,957
Mondi, Ltd.	778	4,751
Mongolia Energy Company, Ltd. *	3,000	5,810
Monsanto Company	400	50,576
Mount Gibson Iron, Ltd. *	1,612	4,821
Murchison Metals, Ltd. *	396	1,120
Nan Ya Plastics Corp.	5,000	10,625
Newcrest Mining, Ltd.	356	9,999
Newmont Mining Corp.	400	20,864
Nippon Kayaku Company, Ltd.	1,000	6,216
Nippon Light Metal Company, Ltd.	3,000	4,916
Nippon Paint Company, Ltd.	2,000	8,664
Nippon Steel Corp.	5,000	27,075
Nippon Yakin Kogyo Company, Ltd.	500	3,353
Nippon Zeon Company	1,000	4,012
Nisshin Steel Company	3,000	10,199
Nitto Denko Corp.	300	11,527
NOF Corp.	1,000	4,765
Norske Skogindustrier ASA *	1,000	4,516
Northgate Minerals Corp. *	1,600	4,409
Nova Chemicals Corp.	600	14,769
Nucor Corp.	200	14,934
Nufarm, Ltd.	604	9,218
Oji Paper Company, Ltd.	3,000	14,098
Olympic Steel, Inc.	100	7,592
OM Group, Inc. *	200	6,558
OneSteel, Ltd.	1,725	12,303
Outokumpu Oyj	369	12,927
Oxiana, Ltd.	3,938	9,929
Palabora Mining Comany, Ltd.	99	1,991
Paladin Resources, Ltd. *	2,345	14,410
Pan Australian Resources, Ltd. *	4,440	4,342
PaperlinX, Ltd.	2,897	4,763
Penford Corp.	100	1,488

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Basic Materials (continued)
POSCO, SADR	400	$51,912
Potash Corp. of Saskatchewan, Inc.	300	69,600
PPG Industries, Inc.	200	11,474
Praxair, Inc.	300	28,272
PTT Chemical PCL	3,200	10,049
Quadra Mining, Ltd. *	300	6,246
Quaker Chemical Corp.	100	2,666
Rautaruukki Oyj *	232	10,615
Reliance Industries, Inc.	730	35,342
Reliance Steel & Aluminum Company	200	15,418
Rock-Tenn Company, Class A	200	5,998
Rockwood Holdings, Inc. *	300	10,440
Rohm & Haas Company	200	9,288
Royal Gold, Inc.	200	6,272
RPM International, Inc.	500	10,300
RTI International Metals, Inc. *	100	3,562
Russel Metals, Inc.	400	11,851
Sakai Chemical Industry Company, Ltd.	1,000	3,852
Salzgitter AG	73	13,378
Samsung Fine Chemicals Company, Ltd.	82	4,115
Sanyo Chemical Industries, Ltd.	1,000	5,594
Sanyo Special Steel Company, Ltd.	1,000	5,368
Sappi, Ltd., SADR	800	9,512
Schnitzer Steel Industries, Inc.	100	11,460
Sensient Technologies Corp.	300	8,448
SGL Carbon AG *	159	11,163
Sherwin-Williams Company	200	9,186
Shin-Etsu Chemical Company, Ltd.	300	18,590
Shore Gold, Inc. *	1,200	3,142
Shougang Concord International Enterprises Company, Ltd.	12,000	3,924
Showa Denko K.K.	4,000	10,623
Sigma-Aldrich Corp.	200	10,772
Silver Standard Resources, Inc. *	200	5,729
Silver Wheaton Corp *	700	10,297
Silvercorp Metals, Inc.	500	2,942
Sino Gold, Ltd. *	926	5,175
Sinofert Holdings, Ltd.	8,000	6,207
SK Chemicals Company, Ltd.	64	2,426
Solvay SA	76	9,942
Southern Copper Corp.	300	31,989
SSAB Svenskt Stal AB, Series A	300	9,714
SSAB Svenskt Stal AB, Series B	200	5,712
Steel Dynamics, Inc.	300	11,721
Stepan Company	100	4,562
Stillwater Mining Company *	400	4,732
Stora Enso Oyj, Series R	1,815	17,031
Straits Resources, Ltd.	839	5,501
Sumitomo Chemical Company, Ltd.	2,000	12,601
Sumitomo Forestry Company, Ltd.	700	5,768
Sumitomo Metal Industries, Ltd.	3,000	13,194
Sumitomo Metal Mining Company, Ltd.	1,000	15,332
Svenska Cellulosa AB, ADR	1,240	17,553
Symrise AG	391	8,495
Syngenta AG	800	51,760
Taekwang Industrial Company, Ltd.	5	4,527

The accompanying notes are an integral part of the financial statements.

20

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Basic Materials (continued)
Taiwan Fertilizer Company, Ltd.	2,000	$7,512
Takasago International Corp.	1,000	5,707
Teck Cominco, Ltd.	600	28,932
Temple-Inland, Inc.	200	2,254
The Mosaic Company *	300	43,410
Thompson Creek Metals Company, Inc. *	400	7,814
Thyssen Krupp AG	416	26,120
Timah Tbk PT *	1,500	6,093
Timminco, Ltd. *	300	8,052
Toagosei Company, Ltd.	1,000	3,692
Tokai Carbon Company, Ltd.	1,000	10,180
Tokyo Ohka Kogyo Company, Ltd.	300	5,591
Ton Yi Industrial Corp.	10,000	4,843
Toyo Ink Manufacturing Company, Ltd.	1,000	3,400
Tubos Reunidos SA	599	3,659
Tung Ho Steel Enterprise Corp.	3,000	5,387
Ube Industries, Ltd.	3,000	10,623
Ultrapar Participacoes SA	200	7,684
Umicore	220	10,876
Union Tool Company, Ltd.	100	2,910
United States Steel Corp.	100	18,478
Universal Stainless & Alloy Products, Inc. *	100	3,704
UPM-Kymmene Oyj	1,198	19,616
Uranium One, Inc. *	3,000	14,122
Usinas Siderurgicas de Minas Gerais SA	200	9,444
Valhi, Inc.	400	10,900
Valspar Corp.	500	9,455
Vedanta Resources PLC	207	9,017
Voestalpine AG	265	21,759
Votorantim Celulose & Papel SA, SADR *	300	8,013
W. R. Grace & Company *	400	9,396
West Fraser Timber Company, Ltd.	300	9,732
Weyerhaeuser Company	300	15,342
Xstrata PLC	474	37,992
Yamana Gold, Inc.	900	14,969
Yara International ASA	150	13,282
Yodogawa Steel Works, Ltd.	1,000	5,161
Young Poong Corp.	8	3,594
Zijin Mining Group, Ltd. *	6,000	5,102
Zoltek Companies, Inc. * (a)	200	4,850
		3,626,219
Communications - 5.50%
ADTRAN, Inc.	200	4,768
Aegis Group PLC	2,850	6,117
Alcatel-Lucent, SADR *	1,300	7,852
Alcatel-Lucent *	1,470	8,934
Amazon.com, Inc. *	300	21,999
Amdocs, Ltd. *	400	11,768
America Movil SA de CV, Series L, ADR	900	47,475
American Tower Corp., Class A *	300	12,675
Anixter International, Inc. *	200	11,898
APN News & Media, Ltd.	1,872	5,348
ASATSU-DK, Inc.	200	5,537
Astral Media, Inc.	300	9,423
AT&T, Inc.	4,600	154,974
Atheros Communications, Inc. *	200	6,000

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications (continued)
Atlantic Tele-Network, Inc.	100	$2,751
Austar United Communications, Ltd. *	4,628	4,969
Belgacom SA	213	9,189
Belo Corp., Class A	600	4,386
Bharti Telecom, Ltd. *	528	8,836
Black Box Corp.	100	2,719
Blue Nile, Inc. *	100	4,252
British Sky Broadcasting Group PLC, ADR	500	18,695
BT Group PLC *	1,300	51,649
Cable & Wireless PLC	4,319	12,973
Cablevision Systems Corp., Class A *	500	11,300
Carso Global Telecom SAB de CV *	1,800	9,865
CBS Corp., Class B	700	13,643
Centennial Communications Corp., Class A *	500	3,495
CenturyTel, Inc.	300	10,677
Cheil Communications, Inc.	18	4,267
China Mobile, Ltd., SADR	1,300	87,035
China Netcom Group Corp Hong Kong Ltd	200	10,918
China Telecom Corp., Ltd. ADR	200	10,878
China Unicom, Ltd., SADR	600	11,112
Chunghwa Telecom Company, Ltd., ADR *	300	7,611
Cincinnati Bell, Inc. *	1,200	4,776
CIR-Compagnie Industriali Riunite SpA	2,773	7,662
Cisco Systems, Inc. *	4,400	102,344
Citizens Communications Company	1,000	11,340
Cogeco Cable, Inc.	100	3,629
Cogent Communications Group, Inc. *	200	2,680
Comcast Corp., Class A	2,200	41,734
Comcast Corp., Special Class A	1,100	20,636
CommScope, Inc. *	300	15,831
Comtech Telecommunications Corp. *	200	9,800
Consolidated Communications Holdings, Inc.	200	2,978
Corning, Inc.	1,400	32,270
Corus Entertainment, Inc., Class B	500	8,919
Crown Castle International Corp. *	300	11,619
Cybersource Corp. *	400	6,692
Daily Mail and General Trust PLC	1,124	7,024
DealerTrack Holdings, Inc. *	200	2,822
Dentsu, Inc.	5	10,595
Deutsche Telekom AG	3,195	52,316
Digi.Com BHD	700	5,120
Digital River, Inc. *	200	7,716
DIRECTV Group, Inc. *	900	23,319
DISH Network Corp. *	400	11,712
E.W. Scripps Company, Class A	300	12,462
eBay, Inc. *	1,000	27,330
Elisa Oyj, Class A	438	9,192
Embarq Corp.	300	14,181
Ementor ASA *	100	670
Equinix, Inc. *	200	17,844
Ericsson LM, Series B	2,000	20,855
Eutelsat Communications *	178	4,958
F5 Networks, Inc. *	200	5,684
Fisher Communications, Inc. *	100	3,444
Foxconn International Holdings, Ltd. *	8,000	7,757
France Telecom SA	1,700	50,371

The accompanying notes are an integral part of the financial statements.

21

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications (continued)
Gannett Company, Inc.	500	$10,835
Global Village Telecom Holding SA *	500	12,164
Google, Inc., Class A *	200	105,284
Grupo Televisa SA, SADR	600	14,172
Harmonic, Inc. *	500	4,755
Harris Corp.	100	5,049
Harte-Hanks, Inc.	400	4,580
Hellenic Telecommunications Organization SA *	332	8,363
Hitachi Kokusai Electric, Inc.	1,000	8,918
Hughes Communications, Inc. *	100	4,909
Hutchison Telecommunications International, Ltd. *	7,000	9,929
IAC/InterActiveCorp. *	600	11,568
Idea Cellular, Ltd. *	2,091	4,510
Indosat Tbk PT, ADR	300	10,869
Informa PLC	2,154	17,720
Inmarsat PLC	826	8,638
InterDigital, Inc. *	200	4,864
Interwoven, Inc. *	300	3,603
inVentiv Health, Inc. *	200	5,558
Iowa Telecommunications Services, Inc.	200	3,522
iPCS, Inc. *	100	2,963
ITV PLC	7,673	6,832
Ixia *	400	2,780
J2 Global Communications, Inc. *	200	4,600
JDS Uniphase Corp. *	700	7,952
John Fairfax Holdings, Ltd.	3,093	8,688
Johnston Press PLC	3,508	3,633
Juniper Networks, Inc. *	500	11,090
KDDI Corp.	2	12,356
Koninklijke (Royal) KPN NV	1,973	33,860
KT Corp., SADR	400	8,528
KT Freetel Company, Ltd. *	360	9,653
Lagardere S.C.A.	447	25,456
Lamar Advertising Company, Class A *	300	10,809
Leap Wireless International, Inc. *	200	8,634
LG Dacom Corp.	290	4,616
Liberty Media Corp. - Capital, Series A *	700	10,080
Liberty Media Corp. - Entertainment, Series A *	400	9,692
Liberty Media Holding Corp.-Interactive A *	1,300	19,188
Loral Space & Communications, Inc. *	100	1,762
Magyar Telekom Telecommunications PLC	200	4,832
Manitoba Telecom Services, Inc.	200	7,847
Mastec, Inc. *	400	4,264
McAfee, Inc. *	300	10,209
McGraw-Hill Companies, Inc.	300	12,036
Mediaset SpA	1,086	7,160
Meredith Corp.	300	8,487
Mobistar SA *	120	9,721
Modern Times Group AB, Series B	150	8,829
Monster Worldwide, Inc. *	500	10,305
MTN Group, Ltd.	1,207	19,192
Naspers, Ltd.	739	16,139
NCSoft Corp.	70	3,413
News Corp., Class A	1,600	24,064
News Corp	800	12,280

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications (continued)
NICE Systems, Ltd., ADR *	300	$8,871
Nippon Telegraph & Telephone Corp.	4	19,588
NTT DoCoMo, Inc.	12	17,630
Oki Electric Industry Company, Ltd. *	3,000	4,605
Omnicom Group, Inc.	300	13,464
PAETEC Holding Corp. *	400	2,540
PagesJaunes Groupe SA	521	7,670
Partner Communications Company, Ltd., ADR	200	4,746
PCCW, Ltd.	17,000	10,291
Pearson PLC, SADR	2,000	24,500
Portugal Telecom, SGPS, SA	820	9,308
Premiere AG *	482	10,617
Premiere Global Services, Inc. *	200	2,916
Priceline.com, Inc. *	100	11,546
Promotora de Informaciones SA	515	5,514
PT Multimedia.com, SGPS, SA	747	6,210
PT Telekomunikiasi Indonesia, ADR	300	9,675
Publicis Groupe SA	312	10,109
Publishing & Broadcasting, Ltd.	1,657	5,242
QUALCOMM, Inc.	1,200	53,244
Reed Elsevier NV	1,323	22,309
Reed Elsevier PLC	400	18,220
Reliance Communications, Ltd. *	814	8,325
Rogers Communications, Inc., Class B	400	15,518
SanomaWSOY Oyj	373	8,263
SAVVIS, Inc. *	200	2,582
SBI Holdings, Inc.	33	7,222
Seven Network, Ltd. *	870	6,280
Shaw Communications, Inc.	300	6,125
Shenandoah Telecommunications Company	200	2,604
Sierra Wireless, Inc. *	200	2,928
Sinclair Broadcast Group, Inc., Class A	300	2,280
Singapore Press Holdings, Ltd.	3,000	9,371
Singapore Telecommunications, Ltd.	7,000	18,625
Sirius Satellite Radio, Inc. *	4,200	8,064
SK Telecom Company, Ltd., ADR	500	10,385
Societe Television Francaise 1	412	6,895
Spirent Communications PLC *	3,276	4,274
Sprint Nextel Corp.	3,100	29,450
SR Teleperformance SA	251	9,263
Swisscom AG	30	10,007
Symantec Corp. *	900	17,415
Syniverse Holdings, Inc. *	400	6,480
Tandberg ASA	534	8,755
Tekelec, Inc. *	400	5,884
Tele Norte Leste Participacoes SA, ADR	400	9,964
Tele Norte Leste Participacoes SA	200	5,774
Tele2 AB, Series B	600	11,756
Telecom Corp. of New Zealand, Ltd.	3,478	9,463
Telecom Italia SpA	12,146	24,478
Telecomunicacoes de Sao Paulo SA	800	22,504
Telecomunicacoes de Sao Paulo SA	200	5,053
Telefonaktiebolaget LM Ericsson, SADR	1,000	10,400
Telefonica SA, SADR	1,400	111,412
Telefonos de Mexico SA de CV, Class L, ADR	300	7,104
Telekom Austria AG	209	4,534

The accompanying notes are an integral part of the financial statements.

22

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications (continued)
Telekomunikacja Polska SA	1,058	$10,247
Telenet Group Holding NV *	120	2,719
Telenor ASA	500	9,405
Television Broadcasting Company, Ltd.	1,000	5,771
Teliasonera AB	2,500	18,514
Telkom SA, Ltd., SADR	200	15,180
Telmex Internacional SAB de CV *	300	4,830
Telstra Corp., Ltd.	2,859	11,621
Ten Network Holdings, Ltd.	3,755	4,914
Tencent Holdings, Ltd.	1,600	12,374
The New York Times Company, Class A	700	10,773
Thomson Corp.	300	9,679
Thomson Reuters PLC *	337	9,022
Time Warner, Inc.	3,900	57,720
Tiscali SpA *	1,290	4,123
Torstar Corp., Class B	400	4,809
Trinity Mirror PLC	1,806	3,921
Turkcell Iletisim Hizmetleri AS, ADR	300	4,365
TV Azteca SA de CV	5,600	3,578
United Business Media PLC	1,152	12,517
United Internet AG	441	8,693
United Online, Inc.	400	4,012
VeriSign, Inc. *	300	11,340
Verizon Communications, Inc.	3,200	113,280
Viacom, Inc., Class B *	500	15,270
Vivendi SA	1,084	41,132
Vivo Participacoes SA, ADR *	1,600	10,176
Vodafone Group PLC	6,900	203,274
Walt Disney Company	1,800	56,160
Websense, Inc. *	200	3,368
West Australian Newspapers Holdings, Ltd.	648	4,908
Windstream Corp.	900	11,106
Wolters Kluwer NV	506	11,823
Woongjin Holdings Company, Ltd.	190	3,705
WPP Group PLC, SADR	400	19,128
Yell Group PLC	5,278	7,412
Zee Entertainment Enterprises, Ltd.	1,516	6,871
		3,272,022
Consumer, Cyclical - 6.76%
99 Cents Only Stores *	500	3,300
Abercrombie & Fitch Company, Class A	200	12,536
Accor SA	192	12,826
Adidas-Salomon AG	202	12,757
Advance Auto Parts, Inc.	300	11,649
AEON Company, Ltd.	800	9,877
Air France KLM	404	9,694
Aisin Seiki Company	400	13,109
Alesco Corp., Ltd.	583	3,856
Amer Sports Oyj, A Shares	500	7,542
American Axle & Manufacturing Holdings, Inc.	300	2,397
American Woodmark Corp.	100	2,113
Ameristar Casinos, Inc.	400	5,528
AnnTaylor Stores Corp. *	300	7,188
Aoyama Trading Company, Ltd.	300	5,523
ArvinMeritor, Inc.	500	6,240
ASICS Corp.	1,000	10,905

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Astra International Tbk PT	6,000	$12,527
Autobacs Seven Company, Ltd.	200	5,594
AutoZone, Inc. *	100	12,101
Bayerische Motoren Werke (BMW) AG	693	33,333
Beacon Roofing Supply, Inc. *	300	3,183
Bed Bath & Beyond, Inc. *	300	8,430
Belle International Holdings, Ltd., GDR	6,000	5,402
Bellway PLC	777	7,003
Berjaya Sports Toto BHD	3,400	5,057
Berkeley Group Holdings PLC *	572	7,770
Best Buy Company, Inc.	300	11,880
Best Denki Company, Ltd.	500	2,934
Billabong International, Ltd.	902	9,339
BJ’s Wholesale Club, Inc. *	300	11,610
Bovis Homes Group PLC	816	5,526
Boyd Gaming Corp.	600	7,536
Bridgestone Corp.	600	9,171
British Airways PLC	2,386	10,230
Brookfield Homes Corp.	200	2,456
Brunswick Corp.	600	6,360
BSS Group PLC	706	4,700
Burberry Group PLC	1,155	10,422
Cabela’s, Inc. * (a)	400	4,404
Cafe de Coral Holdings, Ltd.	2,000	3,591
Callaway Golf Company	400	4,732
Canadian Tire Corp., Ltd.	200	10,376
Carnival Corp.	900	29,664
Carnival PLC, ADR	600	19,158
Carter’s, Inc. *	300	4,146
Casey’s General Stores, Inc.	300	6,951
Cathay Pacific Airways, Ltd.	5,000	9,529
Cavco Industries, Inc. *	100	3,273
CBRL Group, Inc.	100	2,451
Centex Corp.	500	6,685
Central European Distribution Corp. *	200	14,830
Charlotte Russe Holding, Inc. *	200	3,552
Chico’s FAS, Inc. *	1,100	5,907
Children’s Place Retail Stores, Inc. *	200	7,220
China Airlines, Ltd.	12,000	5,219
China Travel International Investment Hong Kong, Ltd.	22,000	5,953
Chiyoda Company, Ltd.	200	2,933
Churchill Downs, Inc.	100	3,487
Cintas Corp.	400	10,604
Circle K Sunkus Company, Ltd.	300	5,272
Citizen Watch Company, Ltd.	1,300	9,904
Coach, Inc. *	400	11,552
Collective Brands, Inc. *	400	4,652
Columbia Sportswear Company	200	7,350
Compagnie Financiere Richemont AG, Series A *	555	30,913
Compagnie Generale des Etablissements Michelin, Class B	253	18,180
Compass Group PLC	2,078	15,708
Consorcio ARA SA de CV	6,000	5,539
Continental AG	373	38,331
Controladora Comercial Mexicana SA de CV	2,600	7,803

The accompanying notes are an integral part of the financial statements.

23

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Cooper Tire & Rubber Company	400	$3,136
Core-Mark Holding Company, Inc. *	100	2,620
Corp. GEO SA de CV, Series B *	2,200	7,362
Costco Wholesale Corp.	400	28,056
Crocs, Inc. * (a)	400	3,204
Crown, Ltd.	1,147	10,215
CVS Caremark Corp.	1,100	43,527
D.R. Horton, Inc.	700	7,595
Daewoo Motor Sales Corp.	120	2,931
Daihatsu Motor Company, Ltd.	1,000	11,452
Daimler AG	1,000	61,670
Daiwa House Industry Company, Ltd.	2,000	18,797
David Jones, Ltd.	2,573	6,931
Debenhams PLC	4,064	3,622
Denso Corp.	500	17,187
Denway Motors, Ltd.	20,000	7,721
Deutsche Lufthansa AG	517	11,152
Dillard’s, Inc., Class A (a)	500	5,785
Dixons Group PLC	11,976	10,615
Dollar Tree, Inc. *	400	13,076
Domino’s Pizza, Inc. *	300	3,450
Don Quijote Company, Ltd.	200	3,660
Dorel Industries, Inc., Class B	200	5,737
Douglas Holding AG	178	9,276
DTS, Inc. *	100	3,132
Dufry Group	34	3,112
EDION Corp.	500	4,167
Electrolux AB, Series B	800	10,228
Enterprise Inns PLC	1,488	12,033
Esprit Holdings, Ltd.	900	9,349
Ethan Allen Interiors, Inc.	200	4,920
EVA Airways Corp. *	11,000	4,729
Exedy Corp.	200	5,264
Exide Technologies *	400	6,704
Familymart Company, Ltd.	300	12,262
Far Eastern Textile, Ltd.	7,000	9,121
Fast Retailing Company, Ltd.	100	9,474
Fiat SpA	635	10,408
Fielmann AG	67	4,897
First Cash Financial Services, Inc. *	200	2,998
Formosa Taffeta Company, Ltd.	6,000	5,920
Forzani Group, Ltd., Class A	200	2,913
Fuji Heavy Industries, Ltd.	3,000	14,691
Furniture Brands International, Inc.	300	4,008
Galaxy Entertainment Group, Ltd. *	8,000	5,192
Game Group PLC	1,136	6,573
GameStop Corp., Class A *	200	8,080
Gaylord Entertainment Company *	300	7,188
General Motors Corp.	600	6,900
Genuine Parts Company	300	11,904
Georg Fischer AG *	30	12,319
Gigas K’s Denki Corp.	200	3,309
Giordano International, Ltd.	8,000	3,283
GKN PLC	1,826	8,111
Goodyear Tire & Rubber Company *	600	10,698
Great Canadian Gaming Corp. *	400	3,562

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Group 1 Automotive, Inc.	200	$3,974
Grupo Elektra SA de CV	260	9,567
Gunze, Ltd.	1,000	4,511
Gymboree Corp. *	100	4,007
Halfords Group PLC	1,180	6,317
Hankook Tire Company, Ltd.	670	9,319
Hankyu Department Stores	1,000	6,931
Hanwa Company, Ltd.	1,000	6,178
Hanwha Corp.	250	8,843
Harley-Davidson, Inc.	300	10,878
Harman International Industries, Inc.	300	12,417
Harvey Norman Holding, Ltd.	2,828	8,377
Hasbro, Inc.	300	10,716
Haseko Corp.	7,000	9,361
Headlam Group PLC	474	3,193
Hennes & Mauritz AB, B shares	375	20,330
Herman Miller, Inc.	200	4,978
Hermes International SA	80	12,596
Hero Honda Motors, Ltd. *	292	4,649
Hitachi High-Technologies Corp.	300	6,950
HMV Group PLC	2,045	5,275
HNI Corp.	200	3,532
Home Depot, Inc.	1,400	32,788
Home Retail Group	2,039	8,854
Honda Motor Company, Ltd.	1,500	50,996
Hotai Motor Company, Ltd. *	1,000	2,982
Hotel Properties, Ltd.	2,000	3,954
Hovnanian Enterprises, Inc., Class A *	300	1,644
Hyosung Corp.	135	9,602
Hyundai Department Store Company, Ltd.	86	6,963
Hyundai Development Company	166	8,411
Hyundai Mobis	118	9,555
Hyundai Motor Company, Ltd.	191	12,964
Iconix Brand Group, Inc. *	400	4,832
IG Group Holdings PLC	910	5,986
Inchcape PLC	1,243	7,910
Industria de Diseno Textil SA	175	8,062
Ingram Micro, Inc., Class A *	600	10,650
Intercontinental Hotels Group PLC	600	7,998
Interface, Inc., Class A	300	3,759
Isetan Mitsukoshi Holdings, Ltd. *	900	9,637
Isuzu Motors, Ltd.	2,000	9,625
Itochu Corp.	1,000	10,651
Izumiya Company, Ltd.	1,000	5,952
J.C. Penney Company, Inc.	500	18,145
J.D. Wetherspoon PLC	642	2,570
Jack in the Box, Inc. *	300	6,723
Jakks Pacific, Inc. *	200	4,370
Japan Pulp & Paper Company, Ltd.	1,000	3,569
Japan Wool Textile Company, Ltd.	1,000	8,287
Jardine Cycle and Carriage, Ltd.	1,000	12,495
JB Hi-Fi, Ltd.	506	5,074
Jean Coutu Group, Inc.	900	7,264
Jelmoli Holding AG *	4	10,357
Jo-Ann Stores, Inc. *	200	4,606
Johnson Controls, Inc.	600	17,208

The accompanying notes are an integral part of the financial statements.

24

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Jones Apparel Group, Inc.	600	$8,250
Juki Corp.	1,000	2,863
Kangwon Land, Inc.	460	10,070
Keihin Corp.	300	4,546
Kesa Electricals PLC	3,019	9,516
Kia Motors Corp. *	750	7,923
Kier Group PLC	213	4,030
Kimball International, Inc., Class B	200	1,656
Kingfisher PLC	5,158	11,538
Kohl’s Corp. *	300	12,012
Kokuyo Company, Ltd.	500	4,473
Korean Air Lines Company, Ltd.	193	9,078
K-Swiss, Inc., Class A	200	2,940
Kuoni Reisen Holding AG, Series B	15	7,213
Ladbrokes PLC	1,542	7,886
Lawson, Inc.	100	4,869
Lear Corp. *	400	5,672
Lennar Corp., Class A	600	7,404
Li & Fung, Ltd.	4,000	12,055
Li Ning Company, Ltd.	2,500	5,771
Limited Brands, Inc.	600	10,110
Linamar Corp.	400	4,903
Longs Drug Stores Corp.	200	8,422
Lotte Shopping Company, Ltd.	30	8,934
Lottomatica SpA	314	9,388
Lowe’s Companies, Inc.	1,400	29,050
Macy’s, Inc.	1,000	19,420
Magna International, Inc.	200	11,901
Mahindra & Mahindra, Ltd.	752	8,355
Marks & Spencer Group PLC	1,403	9,180
Marriott International, Inc., Class A	400	10,496
Marubeni Corp.	2,000	16,707
Marui Company, Ltd.	1,000	7,788
Marvel Entertainment, Inc. *	300	9,642
Massmart Holdings, Ltd.	1,182	9,314
Mattel, Inc.	600	10,272
Mazda Motor Corp.	1,000	5,189
McDonald’s Corp.	900	50,598
MGM Mirage *	300	10,167
Millennium & Copthorne Hotels PLC	1,003	6,493
Mitsubishi Corp.	1,000	32,961
Mitsubishi Motors Corp. *	7,000	12,723
Mitsui & Company, Ltd.	100	44,395
Mitsui-Soko Company, Ltd.	1,000	4,812
Mizuno Corp.	1,000	5,811
Mohawk Industries, Inc. *	200	12,820
Mothercare PLC	561	3,576
MWI Veterinary Supply, Inc. *	100	3,311
N. Brown Group PLC	922	3,361
Namco Bandai Holdings, Inc.	800	9,056
Newell Rubbermaid, Inc.	500	8,395
Next Group PLC	460	8,883
NGK Spark Plug Company, Ltd.	1,000	11,480
NH Hoteles SA *	348	4,854
Nifco, Inc.	200	4,718
NIKE, Inc., Class B	300	17,883

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Nintendo Company, Ltd.	100	$56,411
Nissan Motor Company, Ltd.	2,100	17,344
Nitori Company, Ltd.	100	5,142
Nitto Boseki Company, Ltd.	2,000	4,690
NOK Corp.	600	9,538
Nokian Renkaat Oyj	196	9,412
Nordstrom, Inc.	300	9,090
Noritake Company, Ltd.	1,000	4,144
Nu Skin Enterprises, Inc., Class A	200	2,984
OPAP SA	259	9,045
O’Reilly Automotive, Inc. *	400	8,940
Organizacion Soriana SA de CV *	3,200	10,882
Oriental Land Company, Ltd.	100	5,971
P.F. Chang’s China Bistro, Inc. *	100	2,234
PACCAR, Inc.	300	12,549
Pacific Sunwear of California, Inc. *	400	3,412
Paddy Power PLC - London Exchange	155	4,898
Panera Bread Company, Class A *	200	9,252
Penske Auto Group, Inc.	500	7,370
PetSmart, Inc.	500	9,975
Phillips-Van Heusen Corp.	300	10,986
Pinault-Printemps-Redoute SA	173	19,257
Pinnacle Entertainment, Inc. *	400	4,196
Pirelli & Company SpA	12,045	8,297
Polaris Industries, Inc.	100	4,038
Polo Ralph Lauren Corp., Class A	200	12,556
Pou Chen Corp.	11,000	9,604
Praktiker Bau- und Heimwerkermaerkte AG	439	9,283
Press Kogyo Company, Ltd.	1,000	4,502
PriceSmart, Inc.	100	1,978
PSA Peugeot Citroen SA	342	18,572
Pulte Homes, Inc.	900	8,667
Puma AG	28	9,397
Punch Taverns PLC	842	5,249
Qantas Airways, Ltd.	2,988	8,708
Quiksilver, Inc. *	800	7,856
Rallye SA	103	6,057
Red Robin Gourmet Burgers, Inc. *	100	2,774
Redrow PLC	1,082	3,071
Regal Entertainment Group, Class A	700	10,696
Regis Corp.	300	7,905
Reitman’s Canada, Ltd., Class A	300	4,422
Renault Regie Nationale SA	415	34,042
Riken Corp.	1,000	4,483
RONA, Inc. *	800	9,634
Royal Caribbean Cruises, Ltd. (a)	500	11,235
Ryland Group, Inc.	300	6,543
Ryohin Keikaku Company, Ltd.	100	5,349
Sally Beauty Holdings, Inc. *	900	5,814
Samsung Corp.	259	14,014
Sanden Corp.	1,000	4,511
SANKYO Company, Ltd.	200	13,034
Sanyo Shokai, Ltd.	1,000	5,180
Scania AB, Series B	425	5,822
ScanSource, Inc. *	200	5,352
Sears Holdings Corp. *	200	14,732

The accompanying notes are an integral part of the financial statements.

25

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Cyclical (continued)
SEB SA	155	$9,100
Seiko Corp.	1,000	4,473
Sekisui Chemical Company, Ltd.	2,000	13,618
Sekisui House, Ltd.	2,000	18,665
Seven & I Holdings Company, Ltd.	600	17,121
Shangri-La Asia, Ltd.	4,000	9,337
Shimachu Company, Ltd.	200	4,878
Shinsegae Company, Ltd.	17	9,150
Shochiku Company, Ltd.	1,000	6,319
Signet Group PLC	11,524	11,420
Singapore Airlines, Ltd.	2,000	21,609
Sky City Entertainment Group, Ltd.	2,030	4,734
Skyline Corp.	100	2,350
Sodexho Alliance	152	9,984
Sojitz Holdings Corp.	2,600	8,668
Sol Melia SA	373	4,029
Sonic Corp. *	300	4,440
Sony Corp.	1,300	56,862
Southwest Airlines Company	1,600	20,864
Speedway Motorsports, Inc.	300	6,114
Staples, Inc.	500	11,875
Starwood Hotels & Resorts Worldwide, Inc.	300	12,021
Steelcase, Inc. Class A	500	5,015
Steinhoff International Holdings, Ltd. *	4,042	8,218
Steinway Musical Instruments, Inc. *	100	2,640
Stockmann Oyj Abp, Series B	128	4,948
Sumitomo Corp.	1,000	13,137
Sumitomo Warehouse Company(The), Ltd.	1,000	4,737
Superior Industries International, Inc.	200	3,376
Suzuki Motor Corp.	400	9,455
Swatch Group AG, BR shares	77	19,240
Swatch Group AG	105	4,913
Systemax, Inc. *	200	3,530
TABCORP Holdings, Ltd.	1,217	11,445
Takashimaya Company, Ltd.	1,000	9,069
Target Corp.	600	27,894
Tata Motors, Ltd., SADR	800	8,040
Tattersall’s, Ltd.	4,068	9,164
Taylor Woodrow PLC	3,324	4,105
Tech Data Corp. *	300	10,167
Teco Electric & Machinery Company, Ltd.	9,000	5,041
Teijin, Ltd.	3,000	10,284
Tenneco, Inc. *	300	4,059
Texas Roadhouse, Inc., Class A *	400	3,588
The Buckle, Inc.	100	4,573
The Cheesecake Factory, Inc. * (a)	400	6,364
The Gap, Inc.	600	10,002
The Men’s Wearhouse, Inc.	300	4,887
The TJX Companies, Inc.	300	9,441
The Toro Company	100	3,327
Thomas Cook Group PLC	2,148	10,012
Tiffany & Company	300	12,225
Tim Hortons, Inc.	300	8,585
Timberland Company, Class A *	300	4,905
Titan International, Inc.	100	3,562
Toho Company, Ltd.	500	10,218

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Tokyo Dome Corp. *	1,000	$4,699
Tokyo Style Company, Ltd.	1,000	8,956
Toll Brothers, Inc. *	500	9,365
Toray Industries, Inc.	2,000	10,717
Toyobo Company, Ltd.	3,000	5,905
Toyoda Gosei Company, Ltd.	400	11,678
Toyota Motor Corp.	1,500	141,000
Toyota Tsusho Corp.	500	11,725
Tractor Supply Company *	200	5,808
Truworths International, Ltd.	1,878	5,504
TRW Automotive Holdings Corp. *	500	9,235
TUI AG	595	13,790
UMW Holdings BHD	2,700	4,958
Unifirst Corp.	100	4,466
United Stationers, Inc. *	100	3,695
UNY Company, Ltd.	1,000	9,851
Valeo SA	251	8,062
Valora Holding AG	19	5,059
VF Corp.	200	14,236
Virgin Blue Holdings, Ltd.	5,948	2,680
Volkswagen AG	132	38,091
Walgreen Company	800	26,008
Wal-Mart de Mexico SA de CV, Series V	2,400	9,513
Wal-Mart Stores, Inc.	3,300	185,460
Warner Music Group Corp.	500	3,570
Watsco, Inc.	200	8,360
Wesco International, Inc. *	300	12,012
WH Smith PLC	730	5,431
Whirlpool Corp.	200	12,346
Whitbread PLC	517	12,687
William Hill PLC	1,145	7,304
Williams-Sonoma, Inc. (a)	400	7,936
Wincanton PLC	620	3,554
WMS Industries, Inc. *	200	5,954
Wyndham Worldwide Corp.	600	10,746
Wynn Resorts, Ltd. *	100	8,135
Yamada Denki Company, Ltd.	120	8,544
Yamaha Corp.	600	11,584
Yue Yuen Industrial Holdings, Ltd.	4,000	9,501
Yum! Brands, Inc.	400	14,036
Zale Corp. *	300	5,667
		4,024,898
Consumer, Non-cyclical - 10.36%
ABB Grain, Ltd.	917	7,297
Abbott Laboratories	1,100	58,267
Abertis Infraestructuras SA	690	16,372
Abiomed, Inc. *	200	3,550
Actelion, Ltd. *	194	10,388
Adecco SA	440	21,837
Aderans Company, Ltd.	200	3,861
Advanced Medical Optics, Inc. *	400	7,496
Aggreko PLC	803	11,748
Air Methods Corp. *	100	2,500
Ajinomoto Company, Inc.	2,000	18,910
Alapis Holding Industrial & Commercial SA	3,189	8,736
Alberto-Culver Company	200	5,254

The accompanying notes are an integral part of the financial statements.

26

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Alfresa Holdings Corp.	200	$14,277
Alico, Inc.	100	3,466
ALK-Abello A/S *	40	4,814
Allergan, Inc.	200	10,410
Alliance One International, Inc. *	500	2,555
Alnylam Pharmaceuticals, Inc. *	100	2,673
Alpharma, Inc., Class A *	200	4,506
Altana AG	402	6,931
Altria Group, Inc.	1,100	22,616
AMAG Pharmaceuticals, Inc. *	100	3,410
Amedisys, Inc. *	200	10,084
American Medical Systems Holdings, Inc. * (a)	300	4,485
AMERIGROUP Corp. *	300	6,240
AmerisourceBergen Corp.	300	11,997
Amgen, Inc. *	1,000	47,160
AmSurg Corp. *	200	4,870
Amvig Holdings, Ltd.	4,000	4,207
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,058	9,165
Andersons, Inc.	100	4,071
Anheuser-Busch Companies, Inc.	500	31,060
APP Pharmaceuticals, Inc. *	700	11,704
Applera Corp. - Celera Genomics Group *	500	5,680
Apria Healthcare Group, Inc. *	300	5,817
Arbitron, Inc.	100	4,750
Archer-Daniels-Midland Company	600	20,250
Asahi Breweries, Ltd.	600	11,199
Asia Food & Properties, Ltd. *	9,000	4,498
Associated British Foods PLC	778	11,754
Astellas Pharmaceuticals, Inc.	400	16,952
Astra Agro Lestari Tbk PT	2,000	6,410
AstraZeneca PLC, SADR	1,300	55,289
Auxilium Pharmaceuticals, Inc. *	100	3,362
Avery Dennison Corp.	200	8,786
Avon Products, Inc.	300	10,806
Axfood AB	100	3,313
Babcock International Group PLC	626	7,656
Bankrate, Inc. *	100	3,907
Baxter International, Inc.	500	31,970
Beckman Coulter, Inc.	200	13,506
Becton, Dickinson & Company	200	16,260
Beiersdorf AG	132	9,720
Benesse Corp.	100	4,050
BioMerieux SA	46	5,291
Biovail Corp.	900	8,764
Blyth, Inc.	200	2,406
Bongrain SA	43	3,859
Boston Beer Company, Inc. *	100	4,068
Boston Scientific Corp. *	1,200	14,748
Brambles, Ltd.	1,189	9,951
Brisa Auto Estrada, SA	734	8,482
Bristol-Myers Squibb Company	1,500	30,795
British American Tobacco PLC	700	48,475
Bunge, Ltd.	100	10,769
Bunzl PLC	715	9,321
C&C Group PLC - London Exchange	1,042	5,693
Cadbury PLC	900	45,288

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Cal-Maine Foods, Inc.	100	$3,299
Canada Bread Company, Ltd.	100	7,061
Capella Education Company *	100	5,965
Capita Group PLC	760	10,407
Cardinal Health, Inc.	300	15,474
Carlsberg AS, B Shares	75	7,244
Carrefour SA	445	25,195
Casino Guich-Perrachon SA	122	13,830
Celesio AG	237	8,575
Celgene Corp. *	300	19,161
Cepheid, Inc. *	200	5,624
Chaoda Modern Agriculture Holdings, Ltd.	8,000	10,096
Charles River Laboratories International, Inc. *	200	12,784
Chattem, Inc. *	100	6,505
Chemed Corp.	100	3,661
China Green Holdings, Ltd.	3,000	3,563
China Mengniu Dairy Company, Ltd.	4,000	11,337
China Yurun Food Group, Ltd	3,000	4,933
Chiquita Brands International, Inc. *	300	4,551
Christian Dior SA	89	9,178
Chugai Pharmaceutical Company, Ltd.	400	6,400
Church & Dwight, Inc.	200	11,270
Cia de Concessoes Rodoviarias, ADR	500	9,884
Cintra Concesiones de Infraestructuras de Transporte SA	652	7,309
Cipla, Ltd.	1,010	4,930
CJ Corp. *	119	7,053
Clarins SA	72	5,452
Clorox Company	200	10,440
Coca-Cola Amatil, Ltd.	1,380	9,274
Coca-Cola Enterprises, Inc.	1,100	19,030
Coca-Cola Femsa SA de CV, ADR	100	5,639
Cochlear, Ltd.	226	9,457
COFCO International, Ltd.	6,000	2,770
Coinstar, Inc. *	100	3,271
Colgate-Palmolive Company	400	27,640
Coloplast AS	150	13,079
Colruyt SA	39	10,305
Community Health Systems, Inc. *	300	9,894
ConAgra Foods, Inc.	900	17,352
CONMED Corp. *	200	5,310
Connaught PLC	406	3,423
ConnectEast Group	5,721	4,717
Consolidated Graphics, Inc. *	100	4,927
Constellation Brands, Inc., Class A *	600	11,916
Convergys Corp. *	700	10,402
Corinthian Colleges, Inc. *	500	5,805
Corn Products International, Inc.	100	4,911
Corporate Executive Board Company	100	4,205
CorVel Corp. *	100	3,387
Cosco Pacific, Ltd.	6,000	9,834
CoStar Group, Inc. *	100	4,445
Coventry Health Care, Inc. *	300	9,126
Crucell NV *	396	6,360
CSL, Ltd.	424	14,511
Cubist Pharmaceuticals, Inc. *	200	3,572

The accompanying notes are an integral part of the financial statements.

27

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Cyberonics, Inc. *	200	$4,340
Dai Nippon Printing Company, Ltd.	1,000	14,738
Daiichi Sankyo Company, Ltd.	600	16,528
Danisco AS	150	9,643
Datascope Corp.	100	4,700
Davide Campari Milano SpA	710	5,936
Davis Service Group PLC	980	8,725
De La Rue PLC	499	8,871
Delhaize Group	300	20,178
Deluxe Corp.	200	3,564
DENTSPLY International, Inc.	300	11,040
Detica Group PLC	527	2,784
Diageo PLC, SADR	600	44,322
Diamond Foods, Inc.	100	2,304
Dollar Financial Corp. *	100	1,511
Dr. Reddy’s Laboratories, Ltd., ADR	400	6,240
Dun & Bradstreet Corp.	100	8,764
Dydo Drinco, Inc.	100	3,419
DynCorp International, Inc. *	300	4,545
Ebro Puleva SA	568	10,857
Edwards Lifesciences Corp. *	200	12,408
Eisai Company, Ltd.	300	10,595
Elan Corp. PLC, SADR *	800	28,440
Elekta AB, Series B	400	7,705
Elizabeth Arden, Inc. *	200	3,036
Emeritus Corp. *	200	2,924
Empire Company, Ltd.	200	8,591
Endo Pharmaceutical Holdings, Inc. *	300	7,257
Ennis Business Forms, Inc.	200	3,130
Equifax, Inc.	300	10,086
Essilor International SA	197	12,047
Exactech, Inc. *	100	2,571
Experian Group, Ltd.	1,311	9,760
Express Scripts, Inc. *	200	12,544
FAES FARMA SA	465	4,466
Fisher & Paykel Healthcare Corp.	1,630	2,919
Flowers Foods, Inc.	400	11,336
Fomento Economico Mexicano SA de CV, SADR	500	22,755
Forest Laboratories, Inc. *	400	13,896
Fortune Brands, Inc.	400	24,964
Foster’s Group, Ltd.	2,199	10,688
Fraser and Neave, Ltd.	3,000	9,989
Fresenius Medical Care AG & Co KGaA	200	10,978
FTI Consulting, Inc. *	200	13,692
Fuji Oil Company, Ltd.	400	3,914
Gartner Group, Inc., Class A *	500	10,360
Gedeon Richter Rt.	46	9,936
Genentech, Inc. *	800	60,720
General Mills, Inc.	500	30,385
Genmab A/S *	175	6,687
Gen-Probe, Inc. *	200	9,496
Gentiva Health Services, Inc. *	200	3,810
Genus PLC	84	1,342
Genzyme Corp. *	200	14,404
George Weston, Ltd.	100	4,622

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Getinge AB, Series B	400	$9,797
Gilead Sciences, Inc. *	900	47,655
GlaxoSmithKline PLC, ADR	2,500	110,550
Glenmark Pharmaceuticals, Ltd.	334	4,968
Global Bio-Chem Technology Group Company, Ltd.	10,000	4,155
Global Payments, Inc.	300	13,980
Goodman Fielder, Ltd.	5,942	8,003
GrainCorp., Ltd. *	308	2,421
Green Mountain Coffee Roasters, Inc. *	100	3,757
Greencore Group PLC, London	532	1,612
Greene King PLC	908	8,084
Greggs PLC	35	2,564
Grifols SA	356	11,373
Group 4 Securicor PLC	2,200	8,874
Groupe DANONE	324	22,751
Grupo Continential SA de CV	2,000	5,089
Grupo Modelo SA	2,000	10,179
Guyenne & Gascogne SA	16	2,004
H & R Block, Inc.	500	10,700
H.J. Heinz Company	300	14,355
Haemonetics Corp. *	100	5,546
Hain Celestial Group, Inc. *	300	7,044
Hanmi Pharm Company, Ltd.	21	3,092
Hays PLC	4,454	8,029
Healthcare Services Group, Inc.	200	3,042
Healthscope, Ltd.	1,026	3,924
Healthsouth Corp. *	300	4,989
Healthspring, Inc. *	400	6,752
Healthways, Inc. *	200	5,920
Heineken Holding NV	197	9,038
Heineken NV	285	14,547
Helen of Troy, Ltd. *	200	3,224
Hengan International Group Company, Ltd., GDR	3,000	8,849
Henkel KGaA	244	9,159
Henry Schein, Inc. *	200	10,314
Hewitt Associates, Inc., Class A *	300	11,499
Hikma Pharmaceuticals PLC	623	6,254
Hill International, Inc. *	200	3,288
Hill-Rom Holdings, Inc.	400	10,792
Hisamitsu Pharmaceutical Company, Inc. *	300	13,053
Hite Brewery Company, Ltd.	92	10,334
Hogy Medical Company, Ltd.	100	5,067
Hologic, Inc. *	600	13,080
Homeserve PLC	174	5,868
Hormel Foods Corp.	300	10,383
Hospira, Inc. *	300	12,033
Huron Consulting Group, Inc. *	100	4,534
Husqvarna AB, B Shares	1,000	8,759
IDEXX Laboratories, Inc. *	200	9,748
Illovo Sugar, Ltd.	600	2,050
ImClone Systems, Inc. *	300	12,138
Imperial Tobacco Group PLC	200	14,850
Inbev NV	144	9,994
Indofood Sukses Makmur Tbk PT	31,000	8,069
Informatica Corp. *	300	4,512

The accompanying notes are an integral part of the financial statements.

28

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Integra LifeSciences Holdings Corp. *	100	$4,448
Interactive Data Corp.	400	10,052
Intertek Group PLC	492	9,682
Intuitive Surgical, Inc. *	100	26,940
Invacare Corp.	200	4,088
Invitrogen Corp. *	200	7,852
IOI Corp. BHD	4,200	9,576
Iron Mountain, Inc. *	400	10,620
ITC, Ltd. *	2,079	8,988
ITO EN, Ltd.	400	6,298
Itoham Foods, Inc.	1,000	4,944
J Sainsbury PLC	3,558	22,554
Japan Tobacco, Inc.	4	17,065
Jiangsu Expressway, Ltd.	8,000	6,556
Johnson & Johnson	2,200	141,548
Kagome Company, Ltd.	400	5,760
Kaken Pharmaceutical Company, Ltd.	1,000	8,335
Kao Corp.	1,000	26,228
Kellogg Company	300	14,406
Kendle International, Inc. *	100	3,633
Kensey Nash Corp. *	100	3,205
Kerry Group PLC - London	309	9,180
Kesko Oyj	285	9,230
Kimberly-Clark Corp.	300	17,934
Kinetic Concepts, Inc. *	300	11,973
King Pharmaceuticals, Inc. *	1,200	12,564
Kirin Brewery Company, Ltd.	1,000	15,614
Kobayashi Pharmaceutical Company, Ltd.	200	6,423
Koninklijke Ahold NV	2,120	28,505
Korn/Ferry International *	300	4,719
Kose Corp.	200	4,464
Kraft Foods, Inc., Class A	1,100	31,295
KT&G Corp.	127	10,927
Kyowa Hakko Kogyo Company, Ltd.	1,000	10,246
Laboratory Corp. of America Holdings *	200	13,926
Lance, Inc.	200	3,754
Leroy Seafood Group ASA	23	437
LG Household & Health Care, Ltd.	46	9,015
Lion Corp.	1,000	4,210
Live Nation, Inc. *	500	5,290
Loblaw Companies, Ltd.	300	8,947
L’Oreal SA	182	19,801
Lorillard, Inc. *	200	13,832
Lotte Chilsung Beverage Company, Ltd.	5	4,832
Lotte Confectionery Company, Ltd.	5	6,066
Magellan Health Services, Inc. *	300	11,109
Maple Leaf Foods, Inc.	400	4,288
Martek Biosciences Corp. *	200	6,742
Maruha Group, Inc.	3,000	4,718
MAXIMUS, Inc.	100	3,482
McKesson Corp.	300	16,773
MDS, Inc. *	800	13,000
Meda AB, Series A	900	11,806
Medco Health Solutions, Inc. *	400	18,880
Medicis Pharmaceutical Corp., Class A	300	6,234
Medtronic, Inc.	800	41,400

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Merck & Company, Inc.	1,600	$60,304
Merck KGAA *	75	10,662
Metcash, Ltd.	2,580	9,151
Metro AG	169	10,787
Metro, Inc.	400	9,509
Michael Page International PLC	1,081	5,033
Miraca Holdings, Inc.	300	7,190
Mitsui Fudosan Company, Ltd.	1,000	21,378
Molina Healthcare, Inc. *	200	4,868
Molson Coors Brewing Company, Class B	400	21,732
Moody’s Corp.	300	10,332
Morningstar, Inc. *	200	14,406
Mouchel Parkman PLC	373	3,098
Mylan, Inc. *	800	9,656
Navigant Consulting Company *	300	5,868
NBTY, Inc. *	200	6,412
Nestle SA	3,310	149,566
NeuroSearch A/S *	72	3,656
Nippon Flour Mills Company, Ltd.	1,000	4,473
Nippon Meat Packers, Inc.	1,000	13,542
Nippon Suisan Kaisha, Ltd.	1,200	6,114
Nisshin Oillio Group, Ltd.	1,000	4,219
Nisshin Seifun Group, Inc.	1,000	12,563
Nobel Biocare Holding AG, Series BR	231	7,544
Nong Shim Company, Ltd.	24	5,128
Northern Foods PLC	2,299	2,816
Novartis AG, SADR	2,900	159,616
Novo Nordisk A/S	400	26,400
Nutreco Holding NV	133	8,944
Nuvasive, Inc. *	100	4,466
Omnicare, Inc.	600	15,732
Ono Pharmaceutical Company, Ltd.	200	11,019
OPG Groep NV	313	6,702
Orion Corp.	18	3,811
Orion Oyj, Series A	83	1,725
Orion Oyj, Series B	297	5,920
Orkla ASA	2,000	25,681
Orpea SA *	28	1,384
Pacific Brands, Ltd.	3,203	5,450
Pan Fish ASA *	14,000	10,280
Par Pharmaceutical Companies, Inc. *	200	3,246
Parexel International Corp. *	300	7,893
Parkway Holdings, Ltd.	5,000	8,526
Parmalat SpA	4,230	11,055
Paychex, Inc.	200	6,256
Pediatrix Medical Group, Inc. *	200	9,846
Penauille Polyservices SA	416	3,635
PepsiCo, Inc.	1,400	89,026
Perdigao SA *	600	16,172
Pernod-Ricard SA	187	19,211
Pfizer, Inc.	6,200	108,314
Philip Morris International, Inc.	400	19,756
Phonak Holding AG	116	9,618
Piramal Healthcare, Ltd.	649	4,660
PPB Group BHD	3,000	9,916
Pre-Paid Legal Services, Inc. *	100	4,062

The accompanying notes are an integral part of the financial statements.

29

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Primary Health Care, Ltd.	920	$4,586
Procter & Gamble Company	3,100	188,511
Prosegur Cia de Seguridad SA	81	3,519
PSS World Medical, Inc. *	300	4,890
Psychiatric Solutions, Inc. *	200	7,568
PZ Cussons PLC	1,458	4,915
Qiagen AG *	458	9,273
Qinetiq PLC	3,038	12,496
Quebecor, Inc.	300	8,300
Quest Diagnostics, Inc.	200	9,694
R.R. Donnelley & Sons Company	500	14,845
Ralcorp Holdings, Inc. *	200	9,888
Ramirent Oyj	239	2,491
Ramsay Health Care, Ltd.	497	4,150
Randstad Holdings NV	208	7,270
Rank Group PLC	1,980	3,165
Reckitt Benckiser PLC	441	22,355
Regeneron Pharmaceuticals, Inc. *	300	4,332
Remy Cointreau SA	101	5,523
Rent-A-Center, Inc. *	400	8,228
Rentokil Initial PLC	5,274	10,426
ResMed, Inc. *	300	10,722
Resources Connection, Inc. *	200	4,070
Reynolds American, Inc.	300	14,001
Rhoen-Klinikum AG	390	12,385
Roche Holdings AG CHF	49	9,756
Roche Holdings AG - Genusschein	724	130,406
Rothmans, Inc.	200	5,315
Russ Berrie & Company, Inc. *	200	1,594
S1 Corp.	65	3,902
SABMiller PLC	1,048	24,048
Safeway, Inc.	400	11,420
Sanderson Farms, Inc.	100	3,452
Sanofi-Aventis, ADR	1,600	53,168
Santen Pharmaceutical Company, Ltd.	400	10,039
Saputo, Inc.	400	11,431
Sara Lee Corp.	1,200	14,700
Savient Pharmaceuticals, Inc. *	200	5,060
Schering-Plough Corp.	1,200	23,628
Sciele Pharma, Inc. *	200	3,870
Seattle Genetics, Inc. *	300	2,538
Securitas AB, Series B	400	4,649
Shenzhen International Holdings, Ltd.	45,000	4,213
Shimadzu Corp.	1,000	9,954
Shionogi & Company, Ltd.	1,000	19,730
Shire Pharmaceuticals Group PLC, ADR	200	9,826
Shiseido Company, Ltd.	1,000	22,885
Shoprite Holdings, Ltd.	2,103	10,606
Sigma Pharmaceuticals, Ltd.	3,490	3,295
Sirona Dental Systems, Inc. *	400	10,368
Sligro Food Group NV	122	4,917
Smith & Nephew PLC	200	10,950
Smithfield Foods, Inc. *	400	7,952
Societe BIC SA	188	9,827
Societe Generale de Surveillance Holdings AG	9	12,880
Sonic Healthcare, Ltd.	730	10,182

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
SonoSite, Inc. *	100	$2,801
Souza Cruz SA	400	11,403
Spar Group, Ltd.	562	3,553
St. Jude Medical, Inc. *	300	12,264
Stada Arzneimittel AG	140	10,056
Stantec, Inc. *	200	5,137
Strayer Education, Inc.	100	20,907
Stryker Corp.	300	18,864
Suedzucker AG	510	9,250
Sunrise Senior Living, Inc. *	300	6,744
SUPERVALU, Inc.	500	15,445
SurModics, Inc. *	100	4,484
Suzuken Company, Ltd.	300	11,075
Swedish Match AB	1,000	20,507
Takara Holdings, Inc.	1,000	6,272
Takeda Pharmaceutical Company, Ltd.	700	35,598
Tanabe Seiyaku Company, Ltd.	1,000	13,072
Tate & Lyle PLC	1,184	9,374
Team, Inc. *	100	3,432
Techne Corp. *	200	15,478
Tejon Ranch Company *	100	3,606
Terumo Corp.	200	10,209
Tesco PLC	7,199	52,955
Tetra Tech, Inc. *	300	6,786
Teva Pharmaceutical Industries, Ltd., SADR	800	36,640
The Advisory Board Company *	100	3,933
The Coca-Cola Company	2,000	103,960
The Cooper Companies, Inc.	300	11,145
The Geo Group, Inc. *	200	4,500
The Great Atlantic & Pacific Tea Company, Inc. *	300	6,846
The Kroger Company	500	14,435
The Medicines Company *	200	3,964
Thoratec Corp. *	300	5,217
Tiger Brands, Ltd.	524	9,436
Tingyi Cayman Islands Holding Corp., GDR	6,000	7,418
TNS, Inc. *	100	2,396
Toppan Printing Company, Ltd.	2,000	22,018
Toyo Suisan Kaisha, Ltd.	1,000	22,602
Transcontinental, Inc., Class A	500	7,698
TreeHouse Foods, Inc. *	200	4,852
Tyson Foods, Inc., Class A	600	8,964
UCB SA	251	9,289
UNI Charm Corp.	100	7,110
Unilever NV	1,181	33,525
Unilever PLC-Sponsored ADR	1,100	31,251
Uni-President Enterprises Corp.	7,000	8,418
United Drug PLC	768	4,268
United Natural Foods, Inc. *	200	3,896
United Spirits, Ltd.	164	4,707
UnitedHealth Group, Inc.	1,200	31,500
Universal Health Services, Inc., Class B	200	12,644
UST, Inc.	200	10,922
Valassis Communications, Inc. *	300	3,756
Valeant Pharmaceuticals International *	400	6,844
Vector Group, Ltd.	200	3,226

The accompanying notes are an integral part of the financial statements.

30

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Vilmorin & Compagnie SA	20	$3,773
ViroPharma, Inc. *	500	5,530
Viscofan SA	232	4,971
Volcano Corp. *	300	3,660
Watson Pharmaceuticals, Inc. *	400	10,868
Watson Wyatt Worldwide, Inc., Class A	200	10,578
WD-40 Company	100	2,925
Weight Watchers International, Inc.	300	10,683
Weis Markets, Inc.	200	6,494
West Pharmaceutical Services, Inc.	200	8,656
William Morrison Supermarket PLC	6,044	32,053
Wilmar International, Ltd.	2,000	7,438
Winn-Dixie Stores, Inc. *	400	6,408
Woolworths, Ltd.	934	21,892
Wright Express Corp. *	100	2,480
Wyeth	1,000	47,960
XenoPort, Inc. *	100	3,903
Yakult Honsha Company, Ltd.	200	5,632
Yuhan Corp.	40	8,374
Zhejiang Expressway Company, Ltd., Class H	8,000	6,166
Zimmer Holdings, Inc. *	200	13,610
		6,162,205
Diversified - 0.58%
Ackermans & Van Haaren NV	134	13,568
Aditya Birla Nuvo, Ltd. *	314	8,502
Alfa SA de CV	1,400	10,012
Allied Group, Ltd.	2,000	7,798
Barloworld, Ltd.	955	9,757
Beijing Enterprises Holdings, Ltd.	2,500	8,176
Bergman & Beving AB, Series B	25	586
Bidvest Group, Ltd. *	788	9,901
C C Land Holdings, Ltd.	7,000	4,354
China Merchants Holdings International Company, Ltd.	2,000	7,733
China Resources Enterprises, Ltd.	4,000	11,414
Citic Pacific, Ltd.	3,000	11,062
CITIC Resources Holdings, Ltd. *	10,000	4,258
DCC PLC	272	6,766
Eriks Group NV	60	3,929
First Pacific Company	8,000	5,048
GEA Group AG	265	9,363
Gome Electrical Appliances Holdings, Ltd.	20,000	9,491
Grupo Carso SA de CV	2,300	10,727
GS Holdings Corp.	240	9,177
Hunting PLC	402	7,046
Hutchison Whampoa, Ltd.	3,000	30,241
Keppel Corp., Ltd.	2,000	16,376
Leucadia National Corp.	200	9,388
LG Corp.	123	7,984
LVMH Moet Hennessy SA	182	19,079
Melco International Development	5,000	4,835
NWS Holdings, Ltd.	4,000	10,440
Onex Corp.	300	8,835
Ordina NV	210	2,824
Schouw & Company A/S, Series B	100	3,779
Shanghai Industrial Holdings, Ltd.	3,000	8,811

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified (continued)
Sherritt International Corp., ADR	500	$7,527
Sime Darby BHD	3,200	9,059
Washington H Soul Pattinson & Company, Ltd.	1,329	14,384
Wendel, ADR	75	7,628
Wharf Holdings, Ltd.	4,000	16,749
		346,607
Energy - 7.12%
Acergy SA	354	7,924
Alpha Natural Resources, Inc. *	200	20,858
Anadarko Petroleum Corp.	500	37,420
APA Group	667	1,669
Apache Corp.	300	41,700
Arch Coal, Inc.	200	15,006
Arrow Energy NL *	2,581	9,105
ATP Oil & Gas Corp. * (a)	200	7,894
Australian Worldwide Exploration, Ltd. *	2,410	9,611
Awilco Offshore ASA *	400	5,796
Baker Hughes, Inc.	200	17,468
Beach Petroleum, Ltd.	5,662	7,273
BG Group PLC	2,435	63,392
Bill Barrett Corp. *	200	11,882
Birchcliff Energy, Ltd. *	300	4,531
BJ Services Company	400	12,776
BP PLC, SADR	3,300	229,581
BPZ Energy, Inc. *	200	5,880
Bumi Resources Tbk PT	12,000	10,672
Cabot Oil & Gas Corp.	200	13,546
Cairn Energy PLC *	165	10,632
Cairn India, Ltd. *	799	5,088
Cal Dive International, Inc. *	500	7,145
Caltex Australia, Ltd.	703	8,802
Canadian Hydro Developers, Inc. *	800	4,197
Canadian Natural Resources, Ltd.	400	39,557
Carbo Ceramics, Inc.	100	5,835
Celtic Exploration, Ltd. *	100	1,939
Centennial Coal Company, Ltd.	1,519	8,155
Chesapeake Energy Corp.	500	32,980
Chevron Corp.	1,900	188,347
China Oilfield Services, Ltd., H Shares	4,000	7,182
China Petroleum & Chemical Corp., SADR	200	18,578
China Shenhua Energy Company, Ltd.	3,000	11,773
Cia Espanola de Petroleos SA *	64	7,104
Cimarex Energy Company	200	13,934
CNOOC, Ltd., ADR	200	34,708
CNPC Hong Kong, Ltd.	20,000	9,439
Compagnie Generale de Geophysique-Veritas *	300	14,163
Complete Production Services, Inc. *	400	14,568
Compton Petroleum Corp. *	600	7,620
Connacher Oil & Gas, Ltd. *	1,300	5,482
ConocoPhillips	2,000	188,780
CONSOL Energy, Inc.	200	22,474
Contango Oil & Gas Company *	100	9,292
Cosmo Oil Company, Ltd.	3,000	10,849
Dana Petroleum PLC *	280	10,597
Denbury Resources, Inc. *	300	10,950
Det Norske Oljeselskapb ASA *	4,000	8,348

The accompanying notes are an integral part of the financial statements.

31

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Devon Energy Corp.	400	$48,064
Diamond Offshore Drilling, Inc.	100	13,914
Dragon Oil PLC *	1,152	10,498
Duke Energy Corp.	1,000	17,380
Duvernay Oil Corp. *	200	12,209
El Paso Corp.	600	13,044
Enbridge, Inc.	504	21,769
EnCana Corp.	600	54,934
Eni SpA, SADR	1,300	96,499
ENSCO International, Inc.	300	24,222
Ensign Energy Services, Inc.	500	10,895
EOG Resources, Inc.	200	26,240
Equitable Resources, Inc.	200	13,812
ERG SpA	354	8,489
Essar Oil Ltd *	1,027	4,155
Esso SAF	21	5,290
Etablissements Maurel et Prom SA	456	10,762
Evergreen Solar, Inc. *	500	4,845
EXCO Resources, Inc. *	500	18,455
Exxon Mobil Corp.	4,000	352,520
Fairborne Energy, Ltd. *	400	5,123
First Calgary Petroleums, Ltd. *	1,600	3,562
Flint Energy Services, Ltd. *	200	4,837
Fred Olsen Energy ASA *	134	8,130
Fugro NV	113	9,652
Galleon Energy, Inc., Class A *	300	6,061
Galp Energia SGPS SA	412	9,185
GMX Resources, Inc. *	100	7,410
Goodrich Petroleum Corp. *	100	8,292
Gulfport Energy Corp. *	200	3,294
Halliburton Company	700	37,149
Helix Energy Solutions Group, Inc. *	100	4,164
Hellenic Petroleum SA	640	8,787
Helmerich & Payne, Inc.	200	14,404
Hercules Offshore, Inc. *	300	11,406
Hess Corp.	300	37,857
Highpine Oil & Gas, Ltd. *	400	5,241
Hornbeck Offshore Services, Inc. *	200	11,302
Inpex Holdings, Inc.	1	12,620
ION Geophysical Corp. *	400	6,980
Iteration Energy, Ltd. *	500	4,050
James River Coal Company *	100	5,869
Japan Petroleum Exploration Company, Ltd.	200	14,277
JKX Oil & Gas PLC	308	3,218
John Wood Group PLC	1,102	10,854
Lufkin Industries, Inc.	100	8,328
Lundin Petroleum AB, Series A *	800	11,822
Marathon Oil Corp.	800	41,496
Mariner Energy, Inc. *	400	14,788
McMoran Exploration Company *	200	5,504
Medco Energi Internasional Tbk PT *	11,000	5,637
Murphy Oil Corp.	200	19,610
NATCO Group, Inc. *	100	5,453
National Oilwell Varco, Inc. *	300	26,616
Natural Gas Services Group, Inc. *	100	3,048
Neste Oil Oyj	353	10,404

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
New Hope Corp., Ltd.	2,874	$14,740
Newfield Exploration Company *	200	13,050
Nexen, Inc.	400	15,950
Nippon Mining Holdings, Inc.	2,000	12,525
Nippon Oil Corp.	3,000	20,144
Noble Corp.	200	12,992
Noble Energy, Inc.	200	20,112
Norsk Hydro ASA	800	11,686
NuVista Energy, Ltd. *	300	5,154
Occidental Petroleum Corp.	700	62,902
Oil Search, Ltd.	2,133	13,905
Oil States International, Inc. *	200	12,688
Oilexco, Inc. *	600	11,450
OMV AG	386	30,302
OPTI Canada, Inc. *	300	6,796
Origin Energy, Ltd.	1,058	16,350
PA Resources AB *	475	6,113
Paramount Resources, Ltd. *	200	4,068
Pason Systems, Inc.	200	3,236
Patterson-UTI Energy, Inc.	400	14,416
Peabody Energy Corp.	200	17,610
Penn Virginia Corp.	200	15,084
Petro-Canada	500	28,003
PetroChina Company, Ltd., SADR	200	25,772
PetroHawk Energy Corp. *	300	13,893
Petroleo Brasileiro SA, ADR	1,100	77,913
Petroleo Brasileiro SA, SADR	1,300	75,335
Petroleum Development Corp. *	100	6,649
Petroleum Geo-Services ASA *	309	7,584
Petroquest Energy, Inc. *	200	5,380
Pioneer Drilling Company *	300	5,643
Plains Exploration & Production Company *	200	14,594
Polski Koncern Naftowy Orlen SA *	545	8,731
Premier Oil PLC *	388	12,736
Pride International, Inc. *	300	14,187
ProEx Energy, Ltd. *	200	4,509
ProSafe ASA *	954	9,459
PTT Exploration & Production PCL	1,700	9,813
PTT PCL	1,000	9,032
Q-Cells AG *	89	9,044
Questar Corp.	200	14,208
Quicksilver Resources, Inc. *	300	11,592
Range Resources Corp.	200	13,108
Reliance Petroleum, Ltd. *	1,276	5,057
Repsol YPF SA, ADR	900	35,343
Riversdale Mining, Ltd. *	685	7,755
Rosetta Resources, Inc. *	200	5,700
Rowan Companies, Inc.	300	14,025
Royal Dutch Shell PLC, ADR, Class B	1,500	120,165
Saipem SpA	263	12,352
Salamander Energy PLC *	742	4,744
Santos, Ltd.	636	13,078
Saras SpA Raffinerie Sarde	1,651	9,410
Sasol, Ltd., SADR	500	29,470
Savanna Energy Services Corp.	400	9,218
SBM Offshore NV	403	14,873

The accompanying notes are an integral part of the financial statements.

32

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Schlumberger, Ltd.	1,000	$107,430
Schoeller-Bleckmann Oilfield Equipment AG	46	4,957
Sechilienne-Sidec SA	52	4,081
ShawCor, Ltd., Class A	200	7,061
Showa Shell Sekiyu K.K.	1,000	10,953
SK Corp.	119	14,675
SK Energy Company, Ltd.	101	11,249
Smith International, Inc.	200	16,628
S-Oil Corp.	148	9,508
Southwestern Energy Company *	300	14,283
Spectra Energy Corp.	500	14,370
StatoilHydro ASA, SADR	1,200	44,856
Subsea 7 Inc *	400	10,131
Suncor Energy, Inc.	800	46,445
Sunoco, Inc.	200	8,138
T-3 Energy Services, Inc. *	100	7,947
Talisman Energy, Inc.	800	17,715
Technip SA	230	21,289
Tesco Corp. *	200	6,170
TETRA Technologies, Inc. *	300	7,113
TGS Nopec Geophysical Company ASA *	600	8,341
Thai Oil Public Company, Ltd.	3,000	4,531
Theolia SA *	179	4,732
Tidewater, Inc.	200	13,006
TonenGeneral Sekiyu K.K.	1,000	9,079
Total SA, ADR	1,600	136,432
Trans-Canada Corp.	200	7,747
Tullow Oil PLC	689	13,106
Tupras Turkiye Petrol Rafine AS	405	9,350
UK Coal PLC *	640	7,113
Unit Corp. *	200	16,594
UTS Energy Corp. *	1,700	9,936
Valero Energy Corp.	600	24,708
Venoco, Inc. *	300	6,963
W&T Offshore, Inc.	300	17,553
Warren Resources, Inc. *	300	4,404
Weatherford International, Ltd. *	600	29,754
Whiting Petroleum Corp. *	200	21,216
Williams Companies, Inc.	500	20,155
Woodside Petroleum, Ltd.	370	23,942
XTO Energy, Inc.	400	27,404
Yanzhou Coal Mining Company, Ltd.	100	9,301
		4,236,942
Financial - 13.04%
Aareal Bank AG	186	4,560
Aberdeen Asset Management PLC	3,686	9,728
ABSA Group, Ltd.	754	7,897
Admiral Group PLC	615	9,782
Aegon NV	3,346	44,321
Aetna, Inc.	500	20,265
AFLAC, Inc.	400	25,120
African Bank Investments, Ltd.	3,377	10,178
AGF Management, Ltd.	300	6,461
Aichi Bank, Ltd.	100	8,156
Aioi Insurance Company, Ltd.	2,000	10,661
Akita Bank, Ltd.	1,000	4,520

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial (continued)
Alleanza Assicuraz SpA	748	$8,120
Allgreen Properties, Ltd.	5,000	3,638
Allianz AG	506	89,148
Allied Irish Banks PLC-Sponsored ADR	1,000	30,790
Allied Properties HK, Ltd.	20,000	3,104
Allreal Holding AG	41	5,238
Allstate Corp.	600	27,354
Alpha Bank A.E.	1,048	31,680
American Capital Strategies, Ltd.	200	4,754
American Express Company	900	33,903
American Financial Group, Inc.	200	5,350
American International Group, Inc.	2,800	74,088
American National Insurance Company	100	9,802
Ameriprise Financial, Inc.	300	12,201
Amerisafe, Inc. *	200	3,188
Amlin PLC	3,038	15,158
AMMB Holdings BHD	9,200	8,954
AMP, Ltd.	1,442	9,248
Amtrust Financial Services, Inc.	300	3,780
Aomori Bank, Ltd.	1,000	3,908
Aon Corp.	300	13,782
Assicurazioni Generali SpA	799	30,657
Associated Banc Corp.	400	7,716
Associated International Hotels *	2,000	4,822
Assurant, Inc.	200	13,192
Astoria Financial Corp.	500	10,040
Australia and New Zealand Banking Group, Ltd.	2,264	40,638
Australian Infrastructure Fund	1,830	3,895
Australian Stock Exchange, Ltd.	292	8,790
Australian Wealth Management, Ltd.	3,779	4,691
Avatar Holdings, Inc. *	100	3,029
Aviva PLC	5,713	57,011
Axa Asia Pacific Holdings, Ltd.	2,094	9,395
AXA-Sponsored ADR	1,700	50,014
Axis Bank, Ltd.	571	8,011
Baloise Holding AG	90	9,480
Banca Carige SpA	2,487	8,791
Banca Popolare dell’Etruria e del Lazio	478	4,952
Banca Popolare di Milano SpA	1,263	11,852
BancFirst Corp.	100	4,280
Banche Popolari Unite SpA	1,384	32,446
Banco Bilbao Vizcaya Argentaria SA, ADR	4,300	81,571
Banco BPI SA	1,170	4,854
Banco Bradesco SA, ADR (a)	1,900	38,874
Banco Bradesco SA *	1,100	20,105
Banco Comercial dos Acores SA	4,322	9,357
Banco de Sabadell SA	2,204	18,634
Banco de Valencia SA	174	8,575
Banco do Brasil SA	600	9,787
Banco Espirito Santo SA	527	8,223
Banco Guipuzcoano SA	290	4,338
Banco Itau Holding Financeira SA, ADR	1,550	31,480
Banco Pastor SA *	626	8,870
Banco Popolare Societa Cooperativa	1,459	25,912
Banco Popular Espanol SA	2,176	30,115

The accompanying notes are an integral part of the financial statements.

33

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial (continued)
Banco Santander Central Hispano
SA-Sponsored ADR	7,100	$129,149
Bank Central Asia Tbk PT	35,500	9,530
Bank Mandiri Tbk PT	33,500	9,447
Bank Mutual Corp.	300	3,012
Bank Nova Scotia Halifax	800	36,615
Bank of America Corp.	4,800	114,576
Bank of China, Ltd.	24,000	10,681
Bank of Communications Company, Ltd., Class H	8,000	9,367
Bank of East Asia, Ltd.	2,000	10,863
Bank of Hawaii Corp.	200	9,560
Bank of Ireland	600	20,958
Bank of Iwate, Ltd.	100	5,980
Bank of Kyoto, Ltd.	1,000	10,444
Bank of Montreal	600	25,007
Bank of Nagoya, Ltd.	1,000	6,244
Bank of New York Mellon Corp.	1,300	49,179
Bank of Okinawa, Ltd.	100	3,579
Bank of Piraeus SA	335	9,104
Bank of Queensland, Ltd.	617	7,689
Bank Rakyat Indonesia Tbk PT	15,000	8,297
Bank Sarasin & Compagnie AG, Series B	196	8,816
Bankinter SA, ADR	736	8,378
Banque Nationale de Belgique	1	4,534
Barclays PLC, SADR	1,800	41,670
BB&T Corp.	400	9,108
Bendigo Bank, Ltd.	467	4,893
Benfield Group, Ltd.	796	3,877
Berkshire Hill Bancorp, Inc.	100	2,365
Blackrock, Inc.	100	17,700
BNP Paribas SA	904	81,897
BOC Hong Kong Holdings, Ltd.	4,000	10,593
BOK Financial Corp.	200	10,690
Brewin Dolphin Holdings PLC	1,191	2,776
Brit Insurance Holdings PLC	2,107	7,355
Brown & Brown, Inc.	600	10,434
Cabcharge Australia, Ltd.	479	3,765
Canadian Imperial Bank of Commerce	300	16,505
Canadian Western Bank	300	7,282
Capital & Regional PLC	453	1,714
Capital One Financial Corp.	500	19,005
Capitaland, Ltd.	3,000	12,568
Capitol Federal Financial	300	11,283
Cathay Financial Holdings Company, Ltd.	4,000	8,698
Cathay General Bancorp, Inc.	300	3,261
Catlin Group, Ltd.	1,699	11,845
CB Richard Ellis Group, Inc. *	300	5,760
Central Pacific Financial Corp.	200	2,132
Challenger Financial Services Group, Ltd.	2,280	4,131
Chang Hwa Commercial Bank, Ltd.	13,000	9,251
Charles Schwab Corp.	900	18,486
Chemical Financial Corp.	200	4,080
Cheung Kong Holdings, Ltd.	2,000	26,958
Chiba Bank, Ltd.	2,000	14,013
China Construction Bank	24,000	19,330
China Development Financial Holdings Corp.	24,000	9,686

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial (continued)
China Everbright, Ltd.	4,000	$7,716
China Insurance International Holdings Company, Ltd.	2,000	4,771
China Life Insurance Company, Ltd., SADR (a)	500	26,090
Chinatrust Finance Holding Company, Ltd. *	10,000	9,653
Chubb Corp.	400	19,604
Chugoku Bank, Ltd. *	1,000	14,522
CIGNA Corp.	500	17,695
Cincinnati Financial Corp.	400	10,160
Citigroup, Inc.	5,700	95,532
Citizens Banking Corp.	500	1,410
City Developments, Ltd.	1,000	7,982
City Holding Company	100	4,077
Close Brothers Group PLC	901	9,924
CNA Surety Corp. *	300	3,792
CNP Assurances SA	82	9,265
Colonial Bancgroup, Inc.	1,000	4,420
Comerica, Inc.	400	10,252
Commerce Asset Holdings	3,200	7,835
Commerce Bancshares, Inc.	300	11,898
Commerzbank AG	1,412	41,884
Commonwealth Bank of Australia, Ltd.	1,266	48,752
Community Bank Systems, Inc.	200	4,124
Community Trust Bancorp, Inc.	100	2,626
Corus Bankshares, Inc.	300	1,248
Credit Agricole SA	987	20,164
Credit Saison Company, Ltd.	400	8,400
Credit Suisse Group, SADR	3,100	140,461
Cullen Frost Bankers, Inc.	200	9,970
CVB Financial Corp. (a)	400	3,776
Cyrela Brazil Realty SA	700	9,667
Daegu Bank	730	9,700
Daewoo Securities Company, Ltd.	430	7,749
Dah Sing Financial Group	800	6,454
Daisan Bank, Ltd.	1,000	3,362
Daishin Securities Company, Ltd.	250	5,353
Daito Trust Construction Company, Ltd.	200	9,700
Daiwa Securities Group, Inc.	2,000	18,383
Danske Bank AS	600	17,354
DBS Group Holdings, Ltd.	2,000	27,724
Delphi Financial Group, Inc.	300	6,942
Den Norske Bank ASA	881	11,209
Deutsche Bank AG	600	51,210
Deutsche Boerse AG	193	21,784
Deutsche Postbank AG	146	12,818
Dexia SA	972	15,549
Dime Community Bancorp, Inc.	200	3,302
Discover Financial Services	1,100	14,487
DVB Bank AG	13	5,168
East West Bancorp, Inc.	400	2,824
EFG Eurobank Ergas SA	969	23,037
Ehime Bank, Ltd.	1,000	3,569
Eighteenth Bank, Ltd.	1,000	3,588
Erie Indemnity Company, Class A	200	9,230
Erste Bank der Oesterreichischen Sparkassen AG	425	26,458
Euler Hermes SA	71	5,282

The accompanying notes are an integral part of the financial statements.

34

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial (continued)
F&C Asset Management PLC	991	$2,907
F.N.B. Corp.	300	3,534
Fairfax Financial Holdings, Ltd.	100	25,596
FBD Holdings PLC - London	77	2,655
FBL Financial Group, Inc., Class A	200	3,976
Federal National Mortgage Association	1,100	21,461
Federated Investors, Inc., Class B	300	10,326
Fidelity National Financial, Inc., Class A	500	6,300
Fidelity National Information Services, Inc.	600	22,146
Fifth Third Bancorp	1,200	12,216
Financial Federal Corp.	200	4,392
First American Corp.	300	7,920
First Busey Corp.	200	2,644
First Commonwealth Financial Corp. (a)	500	4,665
First Community Bancshares, Inc.	100	2,820
First Financial Bankshares, Inc.	100	4,581
First Financial Holding Company, Ltd.	9,000	9,874
First Financial Holdings, Inc.	100	1,718
First Midwest BanCorp, Inc.	300	5,595
First Niagara Financial Group, Inc.	700	9,002
FirstRand, Ltd.	5,619	9,544
Fondiaria-Sai SpA	237	7,851
Forest City Enterprises, Inc., Class A	100	3,222
Fortis Group SA	2,414	38,615
Franklin Resources, Inc.	200	18,330
Frontier Financial Corp.	300	2,556
Fubon Group Company, Ltd.	9,000	9,192
Fuhwa Financial Holdings Company, Ltd. *	12,000	8,401
Fukui Bank, Ltd.	2,000	5,990
Fukuoka Financial Group, Inc.	3,000	13,533
Fulton Financial Corp.	900	9,045
GAMCO Investors, Inc.	100	4,962
Genworth Financial, Inc., Class A	1,000	17,810
Getin Holding SA *	2,198	9,376
GFI Group, Inc.	500	4,505
Glacier Bancorp, Inc.	300	4,797
Goldman Sachs Group, Inc.	400	69,960
Great-West Lifeco, Inc.	400	11,439
Greenhill & Company, Inc.	100	5,386
Grupo Financiero Banorte SA de CV	4,200	19,752
Grupo Financiero Inbursa SA de CV	2,700	9,948
Guangzhou R&F Properties Company, Ltd., H Shares	4,800	8,951
Gunma Bank	2,000	13,316
Hana Financial Group, Inc.	300	11,543
Hancock Holding Company	200	7,858
Hang Lung Group, Ltd.	2,000	8,888
Hang Lung Properties, Ltd.	3,000	9,619
Hang Seng Bank, Ltd.	600	12,658
Hanover Insurance Group, Inc.	300	12,750
Harleysville Group, Inc.	200	6,766
Harleysville National Corp.	200	2,232
Hartford Financial Services Group, Inc.	400	25,828
HBOS PLC	4,089	22,479
HCC Insurance Holdings, Inc.	500	10,570
HDFC Bank Ltd	100	7,166

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial (continued)
Helical Bar PLC	514	$3,015
Helvetia Patria Holding AG	25	9,734
Henderson Group PLC	3,377	7,399
Henderson Land Development Company, Ltd.	2,000	12,466
Hilb, Rogal and Hamilton Company	200	8,692
Hokuhoku Financial Group, Inc.	4,000	11,602
Home Capital Group, Inc.	100	3,874
Hong Kong Exchange & Clearing, Ltd.	1,000	14,621
Hong Leong Bank BHD	2,800	5,013
Hopewell Holdings, Ltd.	3,000	10,658
Hopson Development Holdings, Ltd., GDR	6,000	6,749
HSBC Holdings PLC-Sponsored ADR (a)	3,600	276,120
Hua Nan Financial Holdings Company, Ltd.	11,000	10,057
Hudson City Bancorp, Inc.	900	15,012
Hyundai Marine & Fire Insurance Company, Ltd.	240	5,231
Hyundai Securities Company, Ltd.	680	8,223
IBERIABANK Corp.	100	4,447
ICAP PLC	897	9,684
ICICI Bank, Ltd., SADR *	700	20,132
IGM Financial, Inc.	100	4,144
Independent Bank Corp.	100	2,384
Industrial & Commercial Bank of China, Ltd.	36,000	24,609
Industrial Alliance Insurance and Financial Services, Inc.	300	10,076
Industrial Bank of Korea	590	8,996
ING Groep NV, SADR	2,800	88,340
Integra Bank Corp.	200	1,566
IntercontinentalExchange, Inc. *	100	11,400
Intermediate Capital Group PLC	488	13,190
International Personal Finance PLC	1,207	6,617
Intesa Sanpaolo SpA	9,010	51,459
Intrum Justitia AB	200	3,645
Investec PLC	1,366	8,380
Investec, Ltd.	1,608	9,693
Investors Bancorp, Inc. *	600	7,836
IVG Immobilien AG	619	12,202
Iyo Bank, Ltd. *	1,000	11,706
JHSF Participacoes SA	1,100	5,503
Jones Lang LaSalle, Inc.	200	12,038
Joyo Bank, Ltd.	2,000	9,719
JP Morgan Chase & Company	3,700	126,947
Julius Baer Holding AG	242	16,346
Jyske Bank *	136	8,111
Kagawa Bank, Ltd.	1,000	5,811
KBC Bancassurance Holding NV	127	14,103
Kearny Financial Corp.	500	5,500
Kenedix, Inc.	4	4,897
Keppel Land, Ltd.	3,000	10,937
Kerry Properties, Ltd.	1,500	7,878
KeyCorp	900	9,882
Kita-Nippon Bank, Ltd.	100	3,324
Kiyo Holdings, Inc.	4,000	6,404
Kookmin Bank, SADR	400	23,404
Korea Exchange Bank	680	9,328
Korea Investment Holdings Company, Ltd.	200	8,002
Korean Reinsurance Company, Ltd.	360	4,147

The accompanying notes are an integral part of the financial statements.

35

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial (continued)
Lakeland Bancorp, Inc.	200	$2,436
Legal & General Group PLC	13,424	26,792
Legg Mason, Inc.	300	13,071
Lend Lease Corp.	837	7,663
LeoPalace21 Corp.	700	10,020
LIG Non-Life Insurance Company, Ltd.	180	4,302
Lincoln National Corp.	300	13,596
Lippo Karawaci Tbk PT	50,000	3,959
Lloyds TSB Group PLC, SADR (a)	1,300	32,071
Loews Corp.	600	28,140
M&T Bank Corp.	300	21,162
Macquarie Airports, Ltd.	2,294	4,530
Macquarie Communications Infrastructure Group, Ltd.	1,622	4,743
MainSource Financial Group, Inc.	200	3,100
Malayan Bank BHD	3,700	7,983
Man Group PLC, ADR	2,954	36,716
Markel Corp. *	100	36,700
Marsh & McLennan Companies, Inc.	500	13,275
MB Financial, Inc.	200	4,494
Mediobanca SpA	474	8,060
Mega Financial Holding Company, Ltd.	13,000	10,279
Merrill Lynch & Company, Inc.	1,100	34,881
MetLife, Inc.	1,000	52,770
Metropolitan Holdings, Ltd.	3,767	5,258
Millea Holdings, Inc.	800	31,191
Mirae Asset Securities Company, Ltd.	68	6,663
Mitsubishi Estate Company, Ltd.	1,000	22,885
Mitsubishi UFJ Financial Group, Inc.	5,500	48,740
Mitsui Sumitomo Insurance Group Holdings, Inc. *	300	10,340
Mitsui Trust Holdings, Inc.	2,000	11,904
Miyazaki Bank, Ltd.	1,000	4,379
Mizuho Financial Group, Inc.	5	23,355
Morgan Stanley	1,200	43,284
Muenchener Rueckversicherungs-Gesellschaft AG	232	40,640
Nasdaq Stock Market, Inc. *	300	7,965
National Australia Bank, Ltd.	1,874	47,607
National Bank of Canada	200	9,932
National Bank of Greece SA	986	44,430
National Penn Bancshares, Inc.	400	5,312
Navigators Group, Inc. *	100	5,405
NBT Bancorp, Inc.	200	4,122
Nedbank Group, Ltd.	671	7,880
New World Development Company, Ltd.	6,000	12,220
New York Community Bancorp, Inc.	700	12,488
NewAlliance Bancshares, Inc.	700	8,736
NIPPONKOA Insurance Company, Ltd.	2,000	17,347
Nomura Holdings, Inc.	1,400	20,739
Nordea Bank AB	2,200	30,356
Northbridge Financial Corp.	200	6,376
Northern Trust Corp.	200	13,714
Northwest Bancorp, Inc.	300	6,546
Oita Bank, Ltd.	1,000	6,319
OKO Bank PLC, Series A	651	11,295
Old Mutual PLC	5,054	9,342

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial (continued)
Old Republic International Corp.	700	$8,288
optionsXpress Holdings, Inc.	200	4,468
OTP Bank Rt. *	443	18,539
Oversea-Chinese Banking Corp., Ltd.	5,000	30,025
Pacific Capital Bancorp	300	4,134
PacWest Bancorp	200	2,976
Park National Corp.	100	5,390
Partners Group Holding AG	72	9,931
People’s United Financial, Inc.	600	9,360
Perpetual Trust of Australia, Ltd.	227	9,307
PICC Property & Casualty Company, Ltd., Class H	14,000	9,301
Piccolo Credito Valtellinese Scrl	413	4,340
Ping An Insurance Group Company of China, Ltd.	1,500	11,158
Pinnacle Financial Partners, Inc. *	200	4,018
PNC Financial Services Group, Inc.	200	11,420
Portfolio Recovery Associates, Inc. *	100	3,750
Power Corp. of Canada	800	24,493
Powszechna Kasa Oszczednosci Bank Polski SA	452	9,727
Principal Financial Group, Inc.	300	12,591
Prosperity Bancshares, Inc.	300	8,019
Protective Life Corp.	300	11,415
Provident Financial PLC	616	9,754
Provident New York Bancorp	300	3,318
Prudential Financial, Inc.	700	41,818
Prudential PLC	2,100	44,562
Pusan Bank	730	9,770
QBE Insurance Group, Ltd.	853	18,317
Quintain Estates & Development PLC *	872	3,270
Raiffeisen International Bank Holding AG	72	9,201
Raymond James Financial, Inc.	400	10,556
Reinsurance Group of America, Inc.	200	8,704
Resona Holdings, Inc.	6	9,210
RLI Corp.	200	9,894
Rockville Financial, Inc.	200	2,512
Roma Financial Corp.	200	2,620
Royal Bank of Canada	700	31,461
Royal Bank of Scotland Group PLC	17,567	75,230
S & T Bancorp, Inc.	100	2,906
Safety Insurance Group, Inc.	100	3,565
Sampo Oyj, A Shares	958	24,209
Samsung Fire & Marine Insurance Company, Ltd.	49	10,235
Samsung Securities Company, Ltd.	139	8,677
Sanlam, Ltd.	5,717	12,120
Santam, Ltd.	321	3,227
Sapporo Hokuyo Holdings, Inc.	2	13,524
Schroders PLC	539	9,813
Schweizerische National-Versicherungs-Gesellschaft AG *	4	2,915
SCOR SE	520	11,920
SeaBright Insurance Holdings, Inc. *	200	2,896
Selective Insurance Group, Inc.	300	5,628
Shenzhen Investment, Ltd.	14,000	5,045
Shikoku Bank, Ltd.	1,000	4,200

The accompanying notes are an integral part of the financial statements.

36

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial (continued)
Shimao Property Holdings, Ltd., GDR	5,500	$6,313
Shimizu Bank, Ltd.	100	4,078
Shin Kong Financial Holding Company, Ltd.	12,000	8,006
Shinhan Financial Group Company, Ltd., SADR	200	17,922
Shinsei Bank, Ltd.	3,000	10,284
Shizuoka Bank, Ltd.	1,000	10,209
Shui On Land, Ltd.	11,500	9,572
Shun Tak Holdings, Ltd.	6,000	5,617
Siam Commercial Bank PCL	2,300	5,331
Signature Bank *	200	5,152
Simmons First National Corp., Class A	100	2,797
Singapore Exchange, Ltd.	2,000	10,158
SinoPac Holdings Company, Ltd.	22,000	9,531
Skandinaviska Enskilda Banken AB, Series A	1,100	20,457
SLM Corp. *	800	15,480
SNS Reaal	467	9,066
Societa Cattolica di Assicurazioni Scrl	97	4,276
Societe Generale	348	30,294
Sompo Japan Insurance, Inc.	1,000	9,399
Sparebanken Midt-Norge	200	1,963
St James’s Place PLC	895	3,909
St. George Bank, Ltd.	540	14,034
St. Modwen Properties PLC	689	3,812
Stancorp Financial Group, Inc.	200	9,392
Standard Bank Group, Ltd.	1,146	11,167
Standard Chartered PLC	1,291	36,772
Standard Life PLC	4,792	20,021
State Auto Financial Corp.	300	7,179
State Street Corp.	400	25,596
Sterling Bancshares, Inc.	500	4,545
Sterling Financial Corp.	300	1,242
Stewart Information Services Corp.	100	1,934
Stifel Financial Corp. *	150	5,158
Storebrand ASA	767	5,692
Student Loan Corp.	100	9,808
Sumitomo Mitsui Financial Group, Inc.	4	30,098
Sumitomo Realty & Development Company, Ltd.	1,000	19,871
Sumitomo Trust & Banking Company, Ltd.	2,000	13,976
Sun Hung Kai Properties, Ltd.	2,000	27,138
Sun Life Financial, Inc.	600	24,684
Suncorp-Metway, Ltd.	792	9,901
SunTrust Banks, Inc.	400	14,488
Suruga Bank, Ltd.	1,000	13,006
Susquehanna Bancshares, Inc.	500	6,845
SVB Financial Group *	200	9,622
Svenska Handelsbanken AB, Series A	1,200	28,593
Swedbank AB, A shares	500	9,672
Swiss Life Holding *	39	10,422
Swiss Re	876	58,354
Sydbank AS	300	11,432
Synovus Financial Corp.	900	7,857
T&D Holdings, Inc.	150	9,224
T. Rowe Price Group, Inc.	200	11,294
Ta Chong Bank, Ltd. *	15,000	5,016
Taishin Financial Holdings Company, Ltd. *	21,000	8,960

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial (continued)
Taiwan Cooperative Bank	10,000	$9,291
TCF Financial Corp.	600	7,218
TD Ameritrade Holding Corp. *	600	10,854
Texas Capital Bancshares, Inc. *	200	3,200
TFS Financial Corp.	900	10,431
The 77th Bank, Ltd.	2,000	12,563
The Bank of Yokohama, Ltd.	2,000	13,825
The Hachijuni Bank, Ltd.	2,000	12,959
The Hiroshima Bank, Ltd.	2,000	8,909
The Nanto Bank, Ltd.	2,000	9,983
The St. Joe Company, REIT	100	3,432
The Travelers Companies, Inc.	700	30,380
TMX Group, Inc.	200	8,257
Tochigi Bank, Ltd.	1,000	6,291
Toho Bank, Ltd.	1,000	4,285
Tokushima Bank, Ltd.	1,000	4,963
Tokyo Tomin Bank (The), Ltd.	200	3,871
Tokyu Land Corp.	2,000	11,358
Tompkins Trustco, Inc.	100	3,720
Tong Yang Investment Bank	370	4,174
Topdanmark AS *	50	7,548
Torchmark Corp.	200	11,730
Toronto Dominion Bank Ontario	700	44,106
Transatlantic Holdings, Inc.	200	11,294
Trustmark Corp.	400	7,060
TrygVesta AS	138	9,760
Tullett Prebon PLC	598	5,122
Turkiye Is Bankasi AS	2,569	8,397
Turkiye Vakiflar Bankasi Tao	6,700	8,706
U.S. Bancorp	1,400	39,046
Umpqua Holdings Corp. (a)	400	4,852
Unibanco - Uniao de Bancos Brasileiros SA *	4,000	51,001
UniCredito Italiano SpA	10,429	63,833
UnionBanCal Corp.	300	12,126
Unipol Gruppo Finanziario SpA, ADR	3,084	7,279
United Bankshares, Inc.	300	6,885
United Community Banks, Inc. (a)	300	2,559
United Fire & Casualty Company	200	5,386
United Industrial Corp, Ltd.	5,000	10,988
United Overseas Bank, Ltd.	2,000	27,371
Unitrin, Inc.	300	8,271
Universal American Financial Corp. *	500	5,110
Unum Group	800	16,360
Valiant Holding AG	54	10,308
W.R. Berkley Corp.	400	9,664
Wachovia Corp.	400	6,212
Washington Federal, Inc.	500	9,050
Webster Financial Corp.	300	5,580
Wells Fargo & Company	3,500	83,125
WesBanco, Inc.	200	3,430
WestAmerica Bancorp	100	5,259
Westpac Banking Corp	400	38,386
Wheelock and Company, Ltd.	4,000	10,722
Whitney Holding Corp.	400	7,320
Wilmington Trust Corp.	200	5,288
Wing Hang Bank, Ltd.	500	6,624

The accompanying notes are an integral part of the financial statements.

37

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial (continued)
Wing Tai Holdings, Ltd.	4,000	$4,733
Wintrust Financial Corp.	200	4,770
Woori Investment & Securities Company, Ltd.	480	8,718
Yamagata Bank, Ltd.	1,000	5,867
Yamaguchi Financial Group, Inc. *	1,000	13,844
Yamanashi Chuo Bank, Ltd.	1,000	5,236
Zenith National Insurance Corp.	300	10,548
Zions Bancorp	300	9,447
Zurich Financial Services AG	363	92,922
		7,757,345
Industrial - 9.87%
3M Company	700	48,713
A P Moller Maersk AS	2	24,490
Aalberts Industries NV	526	9,938
ABB, Ltd. *	1,814	51,603
Acciona SA	51	12,113
ACS Actividades SA	391	19,644
Adelaide Brighton, Ltd.	1,762	6,334
Advantest Corp.	500	10,524
Aeci, Ltd.	824	6,735
Aecon Group, Inc.	200	3,162
Aeroports de Paris	102	9,546
African Oxygen, Ltd.	1,477	4,772
AGCO Corp. *	200	10,482
Agfa Gevaert NV *	729	4,735
Aida Engineering, Ltd.	1,000	4,841
Airports of Thailand PLC	3,500	5,103
Aker Kvaerner ASA	400	9,444
Alamo Group, Inc.	100	2,059
Alexander & Baldwin, Inc.	200	9,110
Alfa Laval AB	700	10,897
All America Latina Logistica SA	1,500	19,303
Allied Waste Industries, Inc. *	900	11,358
Alps Electric Company, Ltd.	1,000	10,331
Alstom	97	22,400
Amada Company, Ltd.	2,000	15,765
Ambuja Cements, Ltd.	4,724	8,339
Amcor, Ltd.	1,974	9,556
AMEC PLC	655	11,611
AMERCO, Inc. *	100	4,768
American Commercial Lines, Inc. *	200	2,186
American Science & Engineering, Inc.	100	5,153
Ameron International Corp.	100	11,998
AMETEK, Inc.	100	4,722
Ampco-Pittsburgh Corp.	100	4,448
Analogic Corp.	100	6,307
Anhui Conch Cement Company, Ltd., Class H *	2,000	13,376
Ansaldo STS SpA	342	5,156
Ansell, Ltd.	733	6,507
Apogee Enterprises, Inc.	200	3,232
AptarGroup, Inc.	300	12,585
Arriva PLC	1,142	15,582
Asahi Glass Company, Ltd.	1,000	12,092
Asciano Group	2,415	8,034
Asia Cement Corp.	6,000	8,994
Assa Abloy AB - Series B	800	11,590

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial (continued)
Astec Industries, Inc. *	100	$3,214
Asustek Computer, Inc.	4,000	10,885
Atlas Air Worldwide Holdings, Inc. *	100	4,946
Atlas Copco AB, Series A, ADR	800	11,789
Atlas Copco AB, Series B, ADR	800	10,660
AU Optronics Corp. ADR	900	14,256
Aveng, Ltd.	1,277	9,459
AVX Corp.	800	9,048
Axsys Technologies, Inc. *	100	5,204
AZZ, Inc. *	100	3,990
Badger Meter, Inc.	100	5,053
BAE Systems PLC	6,038	53,219
Bakrie & Brothers Tbk PT *	182,500	10,491
Bando Chemical Industries, Ltd.	1,000	3,842
Barco NV	64	4,159
BE Aerospace, Inc. *	300	6,987
Belden, Inc.	300	10,164
Bemis Company, Inc.	400	8,968
BICC PLC	1,095	9,270
Bilfinger Berger AG	252	21,953
Black & Decker Corp.	200	11,502
Boart Longyear Group	4,547	9,721
Bobst Group AG	71	5,696
Boeing Company	500	32,860
Bombardier, Inc. *	1,600	11,627
Boral, Ltd.	1,820	9,858
Bouygues SA	261	17,325
Brinks Company	200	13,084
Bristow Group, Inc. *	100	4,949
Brother Industries, Ltd.	700	9,618
Bucher Industries AG	32	8,458
Builders FirstSource, Inc. * (a)	300	1,593
Burlington Northern Santa Fe Corp.	500	49,945
Buzzi Unicem SpA	369	9,243
C.H. Robinson Worldwide, Inc.	200	10,968
CAE, Inc.	900	10,168
Campbell Brothers, Ltd.	210	5,486
Canadian National Railway Company	500	24,017
Canadian Pacific Railway, Ltd.	400	26,557
Cargotec Corp. Oyj, B Shares	270	9,399
Carillion PLC	1,471	9,750
Cascade Corp.	100	4,232
Casio Computer Company, Ltd.	800	9,109
Catcher Technology Company, Ltd.	2,000	5,700
Caterpillar, Inc.	500	36,910
Celestica, Inc. *	1,300	10,938
Cementir SpA	447	3,012
Cementos Portland Valderrivas SA	66	5,009
Cemex SA de CV, SADR *	829	20,477
Central Glass Company, Ltd.	1,000	4,078
Central Japan Railway Company, Ltd.	2	22,037
Chart Industries, Inc. *	100	4,864
Charter PLC	531	9,196
Checkpoint Systems, Inc. *	200	4,176
Cheil Industries, Inc.	200	9,273
Cheung Kong Infrastructure Holdings, Ltd.	1,000	4,232

The accompanying notes are an integral part of the financial statements.

38

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial (continued)
Chi Mei Optoelectronics Corp.	8,000	$9,238
China Grand Forestry Resources Group, Ltd. *	26,000	2,267
China National Building Material Company, Ltd.	4,000	7,695
China Shipping Development Company, Ltd., Class H	4,000	12,004
Chloride Group PLC	857	4,438
Chunghwa Picture Tubes, Ltd. *	31,000	8,119
Ciments Francais SA	30	4,917
Cimpor-Cimentos De Portugal SA	1,210	8,154
Circor International, Inc.	100	4,899
Clean Harbors, Inc. *	100	7,106
Cobham PLC	3,670	14,459
Cognex Corp.	200	4,610
Columbus McKinnon Corp. *	100	2,408
Comfort Systems USA, Inc.	200	2,688
ComfortDelGro Corp., Ltd.	8,000	8,820
Commercial Metals Company	100	3,770
Compagnie de Saint-Gobain SA	628	39,293
COMSYS Holdings Corp.	1,000	8,815
Cookson Group PLC	1,223	15,286
Cooper Industries, Ltd., Class A	300	11,850
Cosco Corp. Singapore, Ltd.	3,000	7,056
COSCO Holdings	4,000	9,768
Crane Company	300	11,559
Crane Group, Ltd.	428	5,317
CRH PLC	1,400	39,956
Crown Holdings, Inc. *	300	7,797
CSR, Ltd.	3,312	7,779
CSX Corp.	500	31,405
Cubic Corp.	200	4,456
Cummins, Inc.	300	19,656
D.S. Norden A/S	50	5,384
Daewoo Engineering & Construction Company, Ltd.	540	8,156
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	250	9,775
Daikin Industries, Ltd.	200	10,096
Dainippon Screen Manufacturing Company, Ltd.	2,000	8,043
Danaher Corp.	300	23,190
Darling International, Inc. *	300	4,956
Deere & Company	300	21,639
Deutsche Post AG	1,132	29,586
Deutz AG	380	3,494
Dionex Corp. *	100	6,637
Donaldson Company, Inc.	300	13,392
Dover Corp.	400	19,348
Downer EDI, Ltd.	794	5,229
DRS Technologies, Inc.	200	15,744
DSV AS, ADR	386	9,249
Ducommun, Inc. *	100	2,296
Dynamic Materials Corp.	100	3,295
Eagle Bulk Shipping, Inc.	200	5,914
Eagle Test Systems, Inc. *	200	2,240
East Japan Railway Company	3	24,438
Eastman Kodak Company	700	10,101

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial (continued)
Eaton Corp.	200	$16,994
Electrocomponents PLC	2,084	6,102
Emerson Electric Company	600	29,670
Empresa Brasileira de Aeronautica SA, ADR	400	10,600
Empresas ICA Sociedad Controladora SA de CV *	800	5,010
Energy Conversion Devices, Inc. *	200	14,728
Enersys *	300	10,269
Epcos AG	533	8,795
ESCO Technologies, Inc. *	200	9,384
Esterline Technologies Corp. *	100	4,926
European Aeronautic Defence & Space Company	729	13,819
Evergreen International Storage & Transport Corp.	6,000	4,270
Evergreen Marine Corp.	7,000	5,558
Expeditors International of Washington, Inc.	200	8,600
Ezra Holdings Pte, Ltd.	2,000	3,895
Fanuc, Ltd.	200	19,532
FedEx Corp.	400	31,516
FEI Company *	200	4,556
Finmeccanica SpA	346	9,087
Finning International, Inc.	400	10,003
FirstGroup PLC	983	10,182
Flowserve Corp.	100	13,670
FLS Industries AS, B Shares	100	10,978
Fluor Corp.	100	18,608
FMC Technologies, Inc. *	200	15,386
Fomento de Construcciones SA	139	8,259
Forward Air Corp.	100	3,460
Foster Wheeler, Ltd. *	200	14,630
Franklin Electric, Inc.	100	3,878
Fraport AG, ADR	131	8,889
Freightcar America, Inc.	100	3,550
Frontline, Ltd.	100	7,029
Fuji Electric Holdings Company, Ltd.	3,000	10,595
Fuji Photo Film Company, Ltd.	500	17,187
Fujitec Company, Ltd.	1,000	5,924
Funai Electric Company, Ltd.	100	2,562
Furukawa Electric Company, Ltd.	3,000	13,024
Futuris Corp., Ltd.	3,890	4,102
Gamesa Corporacion Tecnologica SA	205	10,077
Gamuda BHD	7,700	5,514
Gardner Denver, Inc. *	200	11,360
GATX Corp.	300	13,299
Geberit AG, ADR	90	13,259
Genco Shipping & Trading, Ltd.	100	6,520
General Cable Corp. *	200	12,170
General Dynamics Corp.	300	25,260
General Electric Company	7,400	197,506
Genesee & Wyoming, Inc., Class A *	200	6,804
Gentex Corp.	600	8,664
Go-Ahead Group PLC	135	4,969
Goodrich Corp.	200	9,492
GrafTech International, Ltd. *	400	10,732
Granite Construction, Inc.	200	6,306
Grindrod, Ltd.	1,583	5,307

The accompanying notes are an integral part of the financial statements.

39

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial (continued)
Grupo Aeroportuario del Pacifico SA de CV, B Shares	900	$2,666
Grupo Ferrovial SA	296	18,325
GS Engineering & Construction Corp.	63	6,896
GS Yuasa Corp.	2,000	9,568
GulfMark Offshore, Inc. *	200	11,636
GWA International, Ltd.	1,261	3,022
Hanjin Heavy Industries & Construction Holdings Company, Ltd. *	120	2,902
Hanjin Shipping Company, Ltd.	270	10,479
Hankyu Hanshin Holdings, Inc.	3,000	12,601
Harbin Power Equipment Company, Ltd.	6,000	8,695
Harsco Corp.	200	10,882
Haynes International, Inc. *	100	5,755
Heartland Express, Inc.	300	4,473
HEICO Corp., Class A	100	2,658
HEICO Corp.	100	3,254
Heidelbergcement AG	59	8,562
Heidelberger Druckmaschinen AG	300	6,155
Hexagon AB	600	10,959
Hexpol AB *	60	501
Hills Industries, Ltd.	904	2,764
Hirose Electric Company, Ltd.	100	10,039
Hitachi, Ltd.	400	28,672
HKC Holdings, Ltd.	22,000	3,781
Hochtief AG	99	10,071
Hoganas AB, Series B	200	3,271
Holcim, Ltd.	525	42,527
Hon Hai Precision Industry Company, Ltd.	4,000	19,701
Honeywell International, Inc.	600	30,168
Hoya Corp.	400	9,248
Hub Group, Inc., Class A *	100	3,413
Hubbell, Inc., Class B	200	7,974
Hyundai Engineering & Construction Company, Ltd.	133	8,837
Hyundai Heavy Industries	35	10,841
Hyundai Mipo Dockyard	44	8,623
Ibiden Company, Ltd.	300	10,905
II-VI, Inc. *	100	3,492
IJM Corp. BHD	3,100	5,218
Illinois Tool Works, Inc.	400	19,004
Imerys SA	110	7,968
IMI PLC	1,026	8,920
Impregilo SpA *	969	4,314
Indocement Tunggal Prakarsa Tbk PT	7,000	4,138
Intermec, Inc. *	300	6,324
Invensys PLC *	1,822	9,454
Ishikawajima-Harima Heavy Industries Company, Ltd.	5,000	10,124
Italcementi SpA	424	7,049
Italmobiliare SpA	55	4,327
Itron, Inc. *	100	9,835
ITT Corp.	300	18,999
Jacobs Engineering Group, Inc. *	100	8,070
James Hardie Industries NV	200	4,030
Jeol, Ltd.	1,000	4,407
Johnson Electronic Holdings, Ltd.	11,000	4,909

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial (continued)
Joy Global, Inc.	200	$15,166
JS Group Corp.	700	11,121
Kajima Corp.	3,000	10,482
Kaman Corp., Class A	100	2,276
Kansas City Southern *	300	13,197
Kawasaki Heavy Industries, Ltd.	5,000	13,326
Kawasaki Kisen Kaisha, Ltd.	1,000	9,389
Kaydon Corp.	200	10,282
KCI Konecranes Oyj	207	8,571
Keihin Electric Express Railway Company, Ltd.	2,000	12,393
Keio Electric Railway Company, Ltd.	2,000	10,114
Keller Group PLC	325	4,046
Kennametal, Inc.	100	3,255
Kingspan Group PLC - London Exchange	428	4,232
Kintetsu Corp.	3,000	9,408
Kirby Corp. *	200	9,600
Kitz Corp.	1,000	5,114
KLA-Tencor Corp.	300	12,213
Knight Transportation, Inc. (a)	500	9,150
KNM Group BHD	2,800	5,441
Komatsu, Ltd.	700	19,513
Kone Corp. Oyj	253	8,899
Konica Minolta Holdings, Inc.	1,000	16,886
Koninklijke BAM Groep NV	521	9,220
Koninklijke Boskalis Westinster NV	162	8,685
Koninklijke Philips Electronics NV	1,400	47,320
Koninklijke Ten Cate NV	143	5,104
Koninklijke Vopak NV	140	9,489
Koppers Holdings, Inc.	100	4,187
Korea Kumho Petrochemical Company, Ltd.	90	3,941
Korea Line Corp.	31	5,216
Kubota Corp.	2,000	14,371
Kuehne & Nagel International AG	67	6,365
Kumho Industrial Company, Ltd.	150	3,449
Kureha Corp.	1,000	6,037
Kyocera Corp.	200	18,810
Kyowa Exeo Corp.	1,000	9,276
L-1 Identity Solutions, Inc. *	200	2,664
Ladish Company, Inc. *	100	2,059
Lafarge SA	257	39,407
Laird Group PLC	1,023	7,988
Lancaster Colony Corp.	100	3,028
Landstar Systems, Inc.	200	11,044
Larsen & Toubro, Ltd. *	90	4,535
Lassila & Tikanoja Oyj	105	2,574
Layne Christensen Company *	100	4,379
Leggett & Platt, Inc.	600	10,062
Legrand SA, ADR	330	8,318
Leoni AG	215	9,207
LG Electronics, Inc.	81	9,176
LG Philips LCD Company, Ltd., ADR	500	9,340
Lincoln Electric Holdings, Inc.	200	15,740
Linde AG	221	31,072
Lindsay Corp.	100	8,497
Littelfuse, Inc. *	100	3,155

The accompanying notes are an integral part of the financial statements.

40

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial (continued)
Lockheed Martin Corp.	300	$29,598
LS Cable, Ltd.	105	9,195
Mabuchi Motor Company, Ltd.	100	5,424
Maeda Road Construction Company, Ltd.	1,000	7,035
Makino Milling Machine Company, Ltd.	1,000	6,300
Makita Corp.	300	12,262
MAN AG	130	14,432
Masco Corp.	800	12,584
Matsushita Electric Works, Ltd.	1,000	10,199
Matthews International Corp., Class A	200	9,052
Meggitt PLC	1,934	8,186
Metra Oyj, B Shares	305	19,184
Metso Oyj	306	13,957
Mettler-Toledo International, Inc. *	100	9,486
Micro-Star International Company, Ltd.	7,000	4,382
Middleby Corp. *	100	4,391
Minebea Company, Ltd.	2,000	11,433
MISC BHD	2,000	5,080
Mitsubishi Electric Corp.	1,000	10,783
Mitsubishi Heavy Industries, Ltd.	3,000	14,296
Mitsuboshi Belting Company, Ltd.	1,000	4,822
Mitsui O.S.K. Lines, Ltd.	1,000	14,249
Mitsumi Electric Company, Ltd.	400	8,909
Modec, Inc.	100	3,258
Moog, Inc., Class A *	300	11,172
Morgan Sindall PLC	210	3,129
Mota Engil, SGPS SA	444	2,859
MTR Corp., Ltd.	3,500	11,020
MTU Aero Engines Holding AG	247	8,058
Mueller Industries, Inc.	100	3,220
Mueller Water Products, Inc., Class B	600	5,124
Murata Manufacturing Company, Ltd.	200	9,418
Murray & Roberts Holdings, Ltd.	837	9,299
Nachi-Fujikoshi Corp. *	1,000	3,889
Nagoya Railroad Comapny, Ltd. *	4,000	11,226
Nalco Holding Company	500	10,575
Nampak, Ltd. *	1,793	3,034
National Instruments Corp.	200	5,674
NCC AB	400	6,027
NEC Corp.	5,000	26,181
Nexans SA	179	22,087
Nidec Corp.	200	13,316
Nikon Corp.	1,000	29,194
Nippon Carbon Company, Ltd.	1,000	4,746
Nippon Chemi-Con Corp.	1,000	3,626
Nippon Electric Glass Company, Ltd.	1,000	17,300
Nippon Express Company, Ltd.	2,000	9,587
Nippon Konpo Unyu Soko Company, Ltd.	1,000	12,761
Nippon Sheet Glass Company, Ltd.	3,000	14,833
Nippon Thompson Company, Ltd.	1,000	6,385
Nippon Yusen Kabushiki Kaisha	1,000	9,615
Nishimatsu Construction Company, Ltd.	2,000	5,255
NKT Holding A/S	119	9,610
Norbord, Inc.	600	3,213
Nordex AG *	111	4,624
Norfolk Southern Corp.	500	31,335

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial (continued)
Northrop Grumman Corp.	400	$26,760
NTN Corp.	2,000	13,316
Obayashi Corp.	2,000	9,060
Obrascon Huarte Lain SA	201	6,832
Oesterreichische Post AG *	181	6,896
Okumura Corp.	1,000	4,050
Old Dominion Freight Lines, Inc. *	200	6,004
Olympus Optical Company, Ltd.	1,000	33,809
Omron Corp.	500	10,736
Orbital Sciences Corp., Class A *	200	4,712
Orica, Ltd.	327	9,185
Outotec Oyj	128	8,158
Overseas Shipholding Group, Inc.	200	15,904
Owens Corning, Inc. *	500	11,375
Owens-Illinois, Inc. *	200	8,338
Pacer International, Inc.	200	4,302
Packaging Corp. of America	500	10,755
PanaHome Corp.	1,000	5,764
Park Electrochemical Corp.	100	2,431
Parker-Hannifin Corp.	100	7,132
Peab AB, Series B	400	2,743
Pentair, Inc.	300	10,506
PerkinElmer, Inc.	200	5,570
Pfleiderer AG	325	4,436
Plexus Corp. *	300	8,304
Powell Industries, Inc. *	100	5,041
Precision Castparts Corp.	100	9,637
Regal-Beloit Corp.	100	4,225
Reunert, Ltd.	848	5,307
Rexam PLC	1,413	10,906
Rheinmetall AG	206	14,890
RHI AG *	89	4,344
Rieter Holding AG	16	5,220
Robbins & Myers, Inc.	200	9,974
Rockwell Automation, Inc.	200	8,746
Rockwell Collins, Inc.	200	9,592
Rogers Corp. *	100	3,759
Rolls-Royce Group PLC *	3,131	21,298
Roper Industries, Inc.	200	13,176
Rotork PLC	289	6,315
Ryder Systems, Inc.	200	13,776
Ryobi, Ltd.	1,000	3,626
Ryosan Company, Ltd.	200	4,294
Sacyr Vallehermoso SA	246	7,529
Safran SA	503	9,757
Samsung Electro-Mechanics Company, Ltd.	180	6,677
Samsung Engineering Company, Ltd.	111	8,309
Samsung Heavy Industries Company, Ltd.	300	10,697
Samsung SDI Company, Ltd. *	126	10,070
Sandvik AB	665	9,110
Sanwa Shutter Corp.	2,000	7,572
Sauer-Danfoss, Inc.	300	9,345
Schindler Holding AG	129	9,660
Schneider Electric SA	387	41,805
Sealed Air Corp.	400	7,604
SembCorp Industries, Ltd.	3,000	9,173

The accompanying notes are an integral part of the financial statements.

41

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial (continued)
SembCorp Marine, Ltd.	4,000	$11,878
Semen Gresik Persero Tbk PT	11,500	4,989
Senior PLC	2,247	4,397
Senko Company, Ltd.	1,000	4,021
Shanks Group PLC	1,362	6,348
Sharp Corp.	1,000	16,283
Shimizu Corp.	3,000	14,211
Siemens AG, SADR	800	88,104
SIG PLC	777	8,319
Sika AG	7	11,019
Simpson Manufacturing Company, Inc. (a)	300	7,122
Sims Group, Ltd.	308	12,310
Singapore Post, Ltd.	5,000	4,042
Singapore Technologies Engineering, Ltd.	5,000	10,106
Sinotrans, Ltd., Class H	11,000	2,709
Sjaelso Gruppen A/S	150	3,183
Skanska AB, Series B	1,000	14,363
SKF AB, B Shares	1,200	18,830
SMC Corp.	100	10,953
Smit Internationale NV	49	4,783
Smiths Group PLC	528	11,421
SMK Corp.	1,000	4,765
Snap-on, Inc.	200	10,402
Songa Offshore ASA *	400	6,460
Sonoco Products Company	300	9,285
Spectris PLC	355	5,052
Spirax-Sarco Engineering PLC	456	9,755
SPX Corp.	100	13,173
Stagecoach Group PLC	2,732	15,237
Stanley Works	300	13,449
Sterlite Industries India Ltd *	201	3,251
Stoneridge, Inc. *	200	3,412
Sulzer AG	86	10,919
Sumitomo Electric Industries, Ltd.	1,700	21,581
Sumitomo Osaka Cement Company, Ltd.	3,000	6,470
Suzlon Energy, Ltd. *	941	4,722
Tadano, Ltd.	1,000	10,745
TAIHEIYO CEMENT CORP.	5,000	10,030
Taiwan Cement Corp.	8,000	10,806
Taiwan Glass Industrial Corp.	5,000	5,321
Taiyo Yuden Company, Ltd.	1,000	10,331
Takara Standard Company, Ltd.	1,000	4,502
Takasago Thermal Engineering Company, Ltd.	1,000	9,606
TAL International Group, Inc.	200	4,548
Tatung Company, Ltd. *	22,000	8,879
Teledyne Technologies, Inc. *	200	9,758
Teleflex, Inc.	200	11,118
Tennant Company	100	3,007
Texas Industries, Inc.	100	5,613
Textron, Inc.	200	9,586
Thales SA	150	8,549
The Japan Steel Works, Ltd.	1,000	19,447
Thermo Fisher Scientific, Inc. *	300	16,719
TKH Group NV	165	3,637
TNT Post Group NV	376	12,858
Toho Zinc Company, Ltd.	1,000	4,549

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial (continued)
Tokyo Seimitsu Company, Ltd.	200	$3,238
Tomkins PLC, SADR	700	8,470
Tomra Systems ASA	800	5,309
Toromont Industries, Ltd.	300	8,029
Toshiba Corp.	3,000	22,122
Toyo Engineering Corp.	1,000	6,432
Travis Perkins PLC	177	1,897
Trelleborg AB, Series B	575	8,688
Trinity Industries, Inc.	400	13,876
Tsubakimoto Chain Company, Ltd.	1,000	5,820
Tyco Electronics, Ltd.	300	10,746
Ultra Electronics Holdings PLC	226	5,370
Union Pacific Corp.	600	45,300
United Group, Ltd.	773	9,122
United Parcel Service, Inc., Class B	500	30,735
United Technologies Corp.	800	49,360
United Tractors Tbk PT	7,500	9,883
Universal Display Corp. *	200	2,464
Uponor Oyj	186	2,735
URS Corp. *	300	12,591
USG Corp. *	300	8,871
Ushio, Inc.	500	8,170
Vallourec SA	47	16,495
Valmont Industries, Inc.	100	10,429
Veidekke ASA	501	3,590
Venture Corp., Ltd.	1,000	7,210
Vestas Wind Systems AS *	150	19,634
Vinci SA, ADR	473	29,059
Viterra, Inc. *	700	9,611
Volvo AB, Series A	800	9,465
Volvo AB, Series B	1,800	22,117
Vossloh AG	37	4,823
VT Group PLC	583	7,357
Vulcan Materials Company	400	23,912
Walsin Lihwa Corp.	13,000	4,690
Waste Management, Inc.	500	18,855
Waters Corp. *	200	12,900
Weg SA	800	10,046
Weir Group PLC	619	11,565
Wesfarmers, Ltd.	544	19,452
West Japan Railway Company, Ltd.	3	14,720
Wienerberger Baustoffindustrie AG	249	10,456
Wolseley PLC	916	6,869
Woongjin Coway Company, Ltd.	170	4,989
Yageo Corp.	17,000	5,259
Yamato Transport Company, Ltd.	1,000	13,957
YASKAWA Electric Corp.	1,000	9,804
YIT Oyj	616	15,498
Yokogawa Electric Corp.	1,000	9,144
YTL Corp. BHD	2,400	4,958
Zebra Technologies Corp., Class A *	200	6,528
Zodiac SA	229	10,510
		5,870,174
Technology - 3.89%
3D Systems Corp. *	200	1,900
Acer Sertek, Inc.	5,000	9,851

The accompanying notes are an integral part of the financial statements.

42

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology (continued)
Activision, Inc. *	400	$13,628
Adobe Systems, Inc. *	400	15,756
Advanced Micro Devices, Inc. *	1,400	8,162
Advanced Semiconductor Engineering, Inc.	10,000	8,994
Advent Software, Inc. *	100	3,608
Agilent Technologies, Inc. *	500	17,770
Allscripts Healthcare Solution, Inc. *	300	3,723
American Reprographics Company *	200	3,330
Apple, Inc. *	500	83,720
Applied Materials, Inc.	1,000	19,090
Arm Holdings PLC, ADR	1,800	9,162
ASM International NV	309	9,341
Atmel Corp. *	2,400	8,352
ATMI, Inc. *	200	5,584
Atos Origin SA	171	9,469
Autodesk, Inc. *	300	10,143
Automatic Data Processing, Inc.	400	16,760
Autonomy Corp. PLC *	573	10,346
Blackbaud, Inc.	200	4,280
Blackboard, Inc. *	100	3,823
BMC Software, Inc. *	300	10,800
Broadcom Corp., Class A *	200	5,458
CA, Inc.	600	13,854
Cabot Microelectronics Corp. *	100	3,315
CACI International, Inc., Class A *	100	4,577
CANON, Inc., ADR	800	40,968
Cap Gemini SA	361	21,280
CGI Group, Inc. *	900	8,967
Chartered Semiconductor Manufacturing, Ltd. *	7,000	3,987
Cirrus Logic, Inc. *	500	2,780
CMC Magnetics Corp. *	17,000	4,806
Cogent, Inc. *	500	5,685
Cognizant Technology Solutions Corp., Class A *	400	13,004
Compal Electronics, Inc.	10,000	10,806
Computer Sciences Corp. *	300	14,052
Computershare, Ltd.	1,115	9,845
Compuware Corp. *	1,400	13,356
Concur Technologies, Inc. *	100	3,323
CSK Corp.	500	9,841
CSR PLC *	763	4,069
Cypress Semiconductor Corp. *	400	9,900
Dassault Systemes SA	100	6,080
Dell, Inc. *	1,700	37,196
Domino Printing Sciences PLC	631	3,519
DST Systems, Inc. *	200	11,010
Eclipsys Corp. *	200	3,672
Electronic Arts, Inc. *	300	13,329
Elpida Memory, Inc. *	300	9,606
EMC Corp. *	1,600	23,504
Emulex Corp. *	500	5,825
EPIQ Systems, Inc. *	200	2,840
FactSet Research Systems, Inc.	200	11,272
Fair Isaac Corp.	300	6,231
First Solar, Inc. *	100	27,282
Fiserv, Inc. *	200	9,074

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology (continued)
Foxconn Technology Company, Ltd.	2,000	$9,258
Fuji Software ABC, Inc.	200	3,524
Fujitsu, Ltd.	2,000	14,842
Gemalto NV *	267	9,719
Hewlett-Packard Company	1,900	83,999
High Tech Computer Corp.	1,000	22,403
Hittite Microwave Corp. *	100	3,562
Hutchinson Technology, Inc. *	200	2,688
Hynix Semiconductor, Inc. *	370	8,843
Indra Sistemas SA	356	9,260
Infineon Technologies AG, ADR *	1,000	8,530
Infineon Technologies AG *	1,214	10,570
Infosys Technologies, Ltd.	338	13,559
Integrated Device Technology, Inc. *	1,000	9,940
Intel Corp.	4,400	94,512
International Business Machines Corp.	1,200	142,236
Intersil Corp., Class A	400	9,728
Intuit, Inc. *	400	11,028
Jack Henry & Associates, Inc.	400	8,656
JDA Software Group, Inc. *	200	3,620
L-3 Communications Holdings, Inc.	200	18,174
Lawson Software, Inc. *	1,000	7,270
Lenovo Group, Ltd.	14,000	9,480
Lexmark International, Inc. *	300	10,029
Linear Technology Corp.	300	9,771
Lite-On Technology Corp.	9,000	9,058
Logicacmg PLC	4,514	9,711
Logitech International SA *	308	8,291
MasterCard, Inc., Class A	100	26,552
MediaTek, Inc.	1,000	11,531
MEMC Electronic Materials, Inc. *	200	12,308
Microchip Technology, Inc.	300	9,162
Micron Technology, Inc. *	1,400	8,400
MICROS Systems, Inc. *	200	6,098
Microsemi Corp. *	200	5,036
Microsoft Corp.	6,800	187,068
Misys PLC	1,680	4,986
MSC Software Corp. *	300	3,294
NCR Corp. *	400	10,080
NEC Electronics Corp. *	200	4,982
Neopost SA	90	9,524
Net One Systems Company, Ltd.	3	3,362
NETGEAR, Inc. *	200	2,772
Novell, Inc. *	1,600	9,424
Novellus Systems, Inc. *	500	10,595
Nuance Communications, Inc. *	300	4,701
NVIDIA Corp. *	600	11,232
ON Semiconductor Corp. *	600	5,502
Open Text Corp. *	300	9,600
Oracle Corp. *	3,800	79,800
Parametric Technology Corp. *	300	5,001
Perot Systems Corp., Class A *	700	10,507
Pitney Bowes, Inc.	300	10,230
PMC-Sierra, Inc. *	600	4,590
Progress Software Corp. *	200	5,114
QLogic Corp. *	400	5,836

The accompanying notes are an integral part of the financial statements.

43

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology (continued)
Quality Systems, Inc.	100	$2,928
Raytheon Company	400	22,512
Research In Motion, Ltd. *	400	46,951
Ricoh Company, Ltd.	1,000	18,044
Rohm Company, Ltd.	300	17,262
Salesforce.com, Inc. *	200	13,646
Samsung Electronics Company, Ltd.	95	56,761
Samsung Techwin Company, Ltd.	180	7,976
Sanken Electric Company, Ltd.	1,000	5,924
SAP AG, SADR	900	46,899
Satyam Computer Services, Ltd.	906	9,225
Schawk, Inc., Class A	200	2,398
Seiko Epson Corp.	400	11,000
Semiconductor Manufacturing International Corp. *	6,000	342
Sigma Designs, Inc. *	200	2,778
Siliconware Precision Industries Company	1,200	8,772
SOFTBANK Corp.	600	10,114
Softbank SA	375	10,030
SRA International, Inc., Class A *	200	4,492
STMicroelectronics NV	1,450	15,093
Sun Microsystems, Inc. *	800	8,704
Sybase, Inc. *	400	11,768
Sykes Enterprises, Inc. *	200	3,772
Synchronoss Technologies, Inc. *	100	903
Synopsys, Inc. *	500	11,955
Taiwan Semiconductor Manufacturing Company, Ltd. *	15,000	32,122
Tata Consultancy Services, Ltd.	250	5,006
TDK Corp.	300	18,000
Temenos Group AG *	170	5,267
Teradyne, Inc. *	900	9,963
Tessera Technologies, Inc. *	300	4,911
Texas Instruments, Inc.	1,000	28,160
The Sage Group PLC	3,603	14,999
Thomas & Betts Corp. *	300	11,355
THQ, Inc. *	400	8,104
Tokyo Electron, Ltd.	200	11,527
TPV Technology, Ltd.	10,000	5,207
Tyler Technologies, Inc. *	200	2,714
UbiSoft Entertainment SA *	116	10,178
Ultimate Software Group, Inc. *	100	3,563
Ultratech, Inc. *	200	3,104
Unaxis Holding AG *	26	7,216
United Microelectronics Corp.	36,000	19,095
Veeco Instruments, Inc. *	200	3,216
Western Digital Corp. *	400	13,812
Winbond Electronics Corp.	22,000	4,639
Wind River Systems, Inc. *	500	5,445
Wistron Corp.	6,000	8,579
Xerox Corp.	1,800	24,408
Xilinx, Inc.	200	5,050
		2,317,342
Utilities - 2.74%
AES Tiete SA	500	5,271
AGL Energy, Ltd.	827	11,337

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
AGL Resources, Inc.	300	$10,374
Allegheny Energy, Inc.	200	10,022
Allete, Inc.	200	8,400
Ameren Corp.	200	8,446
American Electric Power Company, Inc.	300	12,069
American States Water Company	100	3,494
Aqua America, Inc.	300	4,791
Atmos Energy Corp.	400	11,028
Avista Corp.	300	6,438
Babcock & Brown Infrastructure Group	9,001	5,868
BKW FMB Energie AG	77	10,553
Black Hills Corp.	200	6,412
Boralex, Inc., Class A *	200	2,803
California Water Service Group	100	3,277
Canadian Utilities, Ltd.	100	4,317
Centrais Eletricas Brasileiras SA *	600	11,079
Centrica PLC	3,694	22,828
CH Energy Group, Inc.	100	3,557
China Resource Power Holdings, Ltd.	4,000	9,747
Chubu Electric Power Company, Inc.	500	12,196
Chugoku Electric Power Company, Inc.	500	10,665
Cia de Saneamento Basico do Estado de Sao Paulo *	500	12,788
Cia Energetica de Minas Gerais, ADR	1,100	27,005
Cia Energetica de Minas Gerais	600	12,576
Cleco Corp.	300	6,999
CLP Holdings, Ltd.	1,500	12,851
CMS Energy Corp.	400	5,960
Consolidated Edison, Inc.	300	11,727
Constellation Energy Group, Inc.	200	16,420
Contact Energy, Ltd.	1,566	9,536
CPFL Energia SA	400	9,057
Dominion Resources, Inc.	500	23,745
DPL, Inc.	400	10,552
Drax Group PLC	806	11,864
DTE Energy Company	300	12,732
Duet Group	2,751	6,804
E.ON AG	564	113,796
Edison International	300	15,414
El Paso Electric Company *	200	3,960
Electric Power Development Company, Ltd.	300	11,131
Electricidade de Portugal SA	1,955	10,204
Electricite de France	156	14,820
Emera, Inc.	200	4,525
Empire District Electric Company	200	3,708
Enagas	324	9,182
Enel SpA	3,411	32,438
EnergySouth, Inc.	100	4,906
Entergy Corp.	200	24,096
Exelon Corp.	600	53,976
FirstEnergy Corp.	300	24,699
Fortis, Inc.	400	10,654
Fortum Corp. Oyj	352	17,879
FPL Group, Inc.	400	26,232
GAIL India, Ltd. *	567	4,322
Gas Natural SDG SA	198	11,547

The accompanying notes are an integral part of the financial statements.

44

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Gaz de France	153	$9,833
Great Plains Energy, Inc.	200	5,056
Hera SpA	2,421	9,891
Hong Kong & China Gas Company, Ltd.	4,400	10,462
Hong Kong Electric Holdings, Ltd.	2,000	11,966
Iberdrola SA	2,721	36,458
IDACORP, Inc.	200	5,778
Integrys Energy Group, Inc.	100	5,083
International Power PLC	2,587	22,261
Iride SpA	1,525	4,682
ITC Holdings Corp.	200	10,222
Kansai Electric Power Company, Ltd.	600	14,042
Korea Electric Power Corp., ADR	700	10,171
Korea Gas Corp.	132	9,616
Kyushu Electric Power Company, Inc.	500	10,453
Light SA	700	10,043
MDU Resources Group, Inc.	400	13,944
MGE Energy, Inc.	100	3,262
Mirant Corp. *	300	11,745
MVV Energie AG	31	1,606
National Grid PLC	500	32,985
New Jersey Resources Corp.	200	6,530
Northumbrian Water Group PLC	1,539	9,641
Northwest Natural Gas Company	100	4,626
NorthWestern Corp.	200	5,084
NRG Energy, Inc. *	400	17,160
NSTAR	200	6,764
Oesterreichische Elektrizitaets AG, Class A	109	9,768
OGE Energy Corp.	200	6,342
Okinawa Electric Power Company, Inc.	100	4,944
Osaka Gas Company, Ltd.	3,000	10,990
Otter Tail Corp.	200	7,766
Pennon Group PLC *	814	10,344
Perusahaan Gas Negara Tbk PT *	7,000	9,870
PG&E Corp.	300	11,907
PICO Holdings, Inc. *	100	4,345
Pinnacle West Capital Corp.	200	6,154
PNM Resources, Inc.	400	4,784
Portland General Electric Company	300	6,756
PPL Corp.	300	15,681
Progress Energy, Inc.	300	12,549
Public Power Corp.	261	9,040
Public Service Enterprise Group, Inc.	500	22,965
Red Electrica De Espana	144	9,375
Reliance Infrastructure, Ltd. *	234	4,310
Reliant Energy, Inc. *	700	14,889
RWE AG	334	42,190
Scottish & Southern Energy PLC	976	27,275
Sempra Energy	200	11,290
Severn Trent PLC	349	8,926
Shikoku Electric Power Company, Inc.	400	11,000
Sierra Pacific Resources	800	10,168
SJW Corp.	100	2,640
Snam Rete Gas SpA	1,527	10,440
South Jersey Industries, Inc.	200	7,472
Southern Union Company	200	5,404

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Southwest Gas Corp.	200	$5,946
Tata Power Company, Ltd. *	180	4,468
Tenaga Nasional BHD	2,100	5,238
Terna SpA	2,860	12,113
The Laclede Group, Inc.	100	4,037
The Southern Company	600	20,952
The Tokyo Electric Power Company, Ltd.	1,000	25,710
Toho Gas Company, Ltd. *	2,000	10,962
Tohoku Electric Power Company, Inc.	500	10,877
Tokyo Gas Company, Ltd.	3,000	12,092
Tractebel Energia SA	400	5,963
TransAlta Corp.	300	10,844
TrustPower, Ltd.	877	4,973
UGI Corp.	400	11,484
UIL Holding Corp.	100	2,941
Union Fenosa SA	149	8,685
Unisource Energy Corp.	200	6,202
United Utilities PLC	885	12,102
Vectren Corp.	200	6,242
Veolia Environnement, ADR	400	22,340
Westar Energy, Inc.	200	4,302
Wisconsin Energy Corp.	100	4,522
Xcel Energy, Inc.	300	6,021
Xinao Gas Holdings, Ltd., GDR	4,000	6,864
		1,627,905
TOTAL COMMON STOCKS (Cost $42,070,585)		$39,241,659
PREFERRED STOCKS - 0.26%
Basic Materials - 0.10%
Fertilizantes Fosfatados SA (h)	100	7,598
Klabin SA (h)	2,000	7,473
Usinas Siderurgicas de Minas Gerais SA, Series A (h)	900	44,351
		59,422
Communications - 0.05%
Net Servicos de Comunicacao SA * (h)	300	3,799
Tele Norte Leste Participacoes SA (h)	700	17,549
Telemar Norte Leste SA, Series A (h)	200	10,979
		32,327
Consumer, Non-cyclical - 0.06%
Cia Brasileira de Distribuicao Grupo Pao de Acucar (h)	400	8,511
Companhia de Bebidas das Americas, ADR * (h)	200	12,670
Sadia SA, ADR (h)	1,900	13,464
		34,645
Utilities - 0.05%
Centrais Eletricas Brasileiras SA * (h)	600	9,750
Cia de Transmissao de Energia Eletrica Paulista * (h)	200	6,593
Cia Paranaense de Energia * (h)	500	10,168
		26,511
TOTAL PREFERRED STOCKS (Cost $147,859)		$152,905

The accompanying notes are an integral part of the financial statements.

45

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
RIGHTS - 0.00%
Diversified - 0.00%
CITIC Resources Holdings, Ltd. (Expiration Date 07/07/2008, Strike Price HKD 3.20) *	1,500	$15
Financial - 0.00%
DVB Bank AG (Expiration Date 08/07/2008, Strike Price EUR 225.00) *	13	113
HBOS PLC (Expiration Date 07/18/2008, Strike Price GBP 2.75) *	1,636	350
		463
TOTAL RIGHTS (Cost $0)		$478
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.23%
Government - 1.23%
4.875% due 11/18/2011	$200,000	206,912
5.375% due 11/15/2011	500,000	525,306
		732,218
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $728,169)		$732,218
U.S. TREASURY OBLIGATIONS - 23.92%
Government - 23.92%
1.625% due 01/15/2015 to 01/15/2018	932,074	952,550
1.75% due 01/15/2028	102,522	97,540
1.875% TBA **	314,700	329,525
1.875% due 07/15/2013	350,823	370,886
2.00% due 01/15/2014 to 01/15/2026	1,672,566	1,757,036
2.375% TBA **	113,944	119,499
2.375% due 01/15/2017 to 01/15/2027	319,512	342,219
2.50% due 07/15/2016	425,408	464,825
2.625% due 07/15/2017	414,520	457,850
3.625% due 04/15/2028	132,793	165,711
4.50% due 03/31/2012 to 04/30/2012	4,405,000	4,616,145
4.75% due 05/31/2012	2,150,000	2,273,457
4.875% due 06/30/2012	2,150,000	2,284,711
		14,231,954
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,310,640)		$14,231,954
CORPORATE BONDS - 2.83%
Financial - 2.83%
Bank of America NA, Series BKN1 3.3156% due 05/12/2010 (b)	300,000	298,651
Bank of New York Mellon Corp., MTN 2.8156% due 06/29/2010 (b)	200,000	198,102
General Electric Capital Corp., MTN, Series G 2.8163% due 03/12/2010 (b)	200,000	198,980
John Deere Capital Corp., MTN 3.0881% due 02/26/2010 (b)	300,000	296,269
JPMorgan Chase & Company, MTN 3.0688% due 11/19/2009 (b)	200,000	199,197
Wachovia Corp, MTN 2.7319% due 12/01/2009 (b)	200,000	195,770
Wells Fargo & Company 2.8613% due 03/23/2010 (b)	300,000	297,456
		1,684,425
TOTAL CORPORATE BONDS (Cost $1,691,311)		$1,684,425

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
SHORT TERM INVESTMENTS - 0.87%
Deutsche Bank AG/New York NY, Series YCD 2.8828% due 07/30/2009 (b)	$200,000	$198,635
John Hancock Cash Investment Trust, 2.5657% (c)(f)	316,537	316,537
TOTAL SHORT TERM INVESTMENTS (Cost $515,172)		$515,172
REPURCHASE AGREEMENTS - 8.70%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $5,178,259 on 07/01/2008, collateralized by $5,180,000 Federal National Mortgage Association, 4.375% due 03/15/2013 (valued at $5,283,600, including interest)
	$5,178,000	$5,178,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,178,000)		$5,178,000
Total Investments (Disciplined Diversification Trust) (Cost $64,641,736) - 103.76%		$61,736,811
Liabilities in Excess of Other Assets - (3.76)%		(2,235,539)
TOTAL NET ASSETS - 100.00%		$59,501,272

Emerging Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.19%
Communications - 7.06%
Acacia Research - Acacia Technologies *	28,358	$127,044
Comtech Telecommunications Corp. *	6,142	300,958
Constant Contact, Inc. * (a)	17,126	322,825
ID Systems, Inc. *	29,118	187,520
TechTarget, Inc. *	13,068	137,998
		1,076,345
Consumer, Cyclical - 6.73%
Bally Technologies, Inc. *	6,119	206,822
Force Protection, Inc. * (a)	79,218	262,212
Hibbett Sports, Inc. * (a)	9,435	199,078
Pinnacle Entertainment, Inc. * (a)	8,797	92,281
Progressive Gaming International Corp. *	52,400	65,500
Texas Roadhouse, Inc., Class A *	22,374	200,695
		1,026,588
Consumer, Non-cyclical - 35.68%
Align Technology, Inc. * (a)	18,700	196,163
AMAG Pharmaceuticals, Inc. *	5,671	193,381
Barrett Business Services, Inc.	489	5,785
BioForm Medical, Inc. *	27,280	110,211
Caliper Life Sciences, Inc. * (a)	21,869	56,641
Conceptus, Inc. * (a)	4,663	86,219
Electro-Optical Sciences, Inc. *	29,136	223,182
Euronet Worldwide, Inc. *	11,816	199,690
Exelixis, Inc. *	26,885	134,425
FTI Consulting, Inc. *	4,696	321,488

The accompanying notes are an integral part of the financial statements.

46

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Emerging Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Healthextras, Inc. *	5,183	$156,216
Hill International, Inc. *	16,877	277,458
Inspire Pharmaceuticals, Inc. *	35,817	153,297
Matrixx Initiatives, Inc. *	16,474	274,457
Medicis Pharmaceutical Corp., Class A	9,599	199,467
Micrus Endovascular Corp. * (a)	10,343	145,009
Nuvasive, Inc. * (a)	7,791	347,946
Providence Service Corp. *	9,589	202,424
ResMed, Inc. *	7,260	259,472
RTI Biologics, Inc. * (a)	13,633	119,289
SenoRx, Inc. *	15,220	117,498
Sequenom, Inc. *	15,302	244,220
Smart Balance, Inc. *	23,722	171,036
Somanetics Corp. *	14,374	304,729
SonoSite, Inc. *	9,154	256,403
Spectranetics Corp. *	21,528	212,266
Stantec, Inc. *	3,548	91,503
Team, Inc. *	5,300	181,896
VistaPrint, Ltd. * (a)	7,583	202,921
		5,444,692
Energy - 5.41%
InterOil Corp. * (a)	17,903	526,348
Superior Energy Services, Inc. *	5,434	299,631
		825,979
Financial - 7.60%
FCStone Group, Inc. *	6,049	168,949
IBERIABANK Corp.	4,301	191,265
Infinity Property & Casualty Corp.	4,678	194,230
Portfolio Recovery Associates, Inc. * (a)	5,850	219,375
PrivateBancorp, Inc. (a)	6,431	195,374
ProAssurance Corp. *	3,970	190,997
		1,160,190
Industrial - 16.75%
AAR Corp. *	9,100	123,123
Aerovironment, Inc. *	13,910	378,074
Enersys *	5,500	188,265
FARO Technologies, Inc. *	8,498	213,895
Flow International Corp. *	30,993	241,745
Fushi Copperweld, Inc. *	6,098	144,705
Haynes International, Inc. *	3,072	176,794
Imax Corp. *	57,270	391,727
iRobot Corp. * (a)	24,026	330,117
Landstar Systems, Inc.	3,930	217,015
Medis Technologies, Ltd. * (a)	44,650	150,470
		2,555,930
Technology - 16.96%
Allscripts Healthcare Solution, Inc. * (a)	17,159	212,943
Concur Technologies, Inc. *	8,440	280,461
FormFactor, Inc. *	10,430	192,225
Lasercard Corp. *	7,751	36,972
Magma Design Automation, Inc. *	23,100	140,217
Mattson Technology, Inc. *	34,933	166,281
Monotype Imaging Holdings, Inc. *	12,460	151,763
Netlogic Microsystems, Inc. * (a)	7,601	252,353

Emerging Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology (continued)
Progress Software Corp. *	7,863	$201,057
Rubicon Technology, Inc. * (a)	6,041	122,753
Synaptics, Inc. * (a)	4,858	183,292
Tessera Technologies, Inc. *	10,518	172,180
Tyler Technologies, Inc. *	12,539	170,154
Ultimate Software Group, Inc. *	3,200	114,016
Varian Semiconductor Equipment Associates, Inc. *	5,498	191,441
		2,588,108
TOTAL COMMON STOCKS (Cost $17,974,561)		$14,677,832
WARRANTS - 0.15%
Consumer, Non-cyclical - 0.15%
Electro-Optical Sciences, Inc.
(Expiration Date: 10/31/2011, Strike Price: $6.70) *	860	2,824
(Expiration Date: 08/03/2012, Strike Price: $8.00) *	6,521	20,628
		23,452
TOTAL WARRANTS (Cost $0)		$23,452
CONVERTIBLE BONDS - 0.89%
Energy - 0.89%
InterOil Corp. 8.00% due 05/09/2013 (g)	125,000	135,166
TOTAL CONVERTIBLE BONDS (Cost $125,000)		$135,166
SHORT TERM INVESTMENTS - 24.96%
Federal Home Loan Bank Discount Notes 2.04% due 07/01/2008 (i)	$100,000	$100,000
John Hancock Cash Investment Trust, 2.5657% (c)(f)	3,708,967	3,708,967
TOTAL SHORT TERM INVESTMENTS (Cost $3,808,967)		$3,808,967
Total Investments (Emerging Growth Trust) (Cost $21,908,528) - 122.19%		$18,645,417
Liabilities in Excess of Other Assets - (22.19)%		(3,386,403)
TOTAL NET ASSETS - 100.00%		$15,259,014

Emerging Markets Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 93.23%
Brazil - 6.61%
American Banknote SA *	3,300	$33,965
Aracruz Celulose SA, SADR	30,334	2,226,212
Banco Bradesco SA, ADR	165,700	3,390,222
Banco Bradesco SA *	101,200	1,849,641
Braskem SA, SADR	117,951	1,871,882
Camargo Correa Desenvolvimento Imobiliario SA	6,800	37,964

The accompanying notes are an integral part of the financial statements.

47

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR *	16,200	$687,852
Cia Hering *	3,400	22,460
Cosan SA Industria e Comercio	8,000	138,232
Datasul SA	2,800	39,910
Empresa Brasileira de Aeronautica SA, ADR	23,200	614,800
Eternit SA	30,000	126,318
Fertilizantes Heringer SA *	2,300	34,405
Gafisa SA	9,400	162,188
Gerdau SA, SADR	526,134	12,632,477
Guararapes Confeccoes SA	2,000	61,132
Industrias Romi SA *	3,100	31,907
M Dias Branco SA	6,500	93,257
Net Servicos de Comunicacao SA, PR ADR *	28,300	356,297
Obrascon Huarte Lain Brasil SA	2,200	36,642
PDG Realty SA Empreendimentos e Participacoes	8,600	122,796
Perdigao SA, SADR *	55,380	3,018,210
Sadia SA, SADR	116,709	2,490,570
Sao Martinho SA	6,400	103,400
Ultrapar Participacoes SA, ADR	11,000	418,330
Ultrapar Participacoes SA	5,380	206,696
Unibanco - Uniao de Bancos Brasileiros SA *	115,000	1,466,284
Usinas Siderurgicas de Minas Gerais SA	9,900	467,488
Votorantim Celulose & Papel SA, SADR *	107,448	2,869,936
		35,611,473
Chile - 2.90%
Cementos Bio Bio SA	50,384	108,022
Companhia de Consumidores de Gas de Santiago SA	6,505	26,034
Companhia Sudamericana de Vapores SA	496,609	695,617
Compania de Telecomunicaciones de Chile SA, SADR	210,360	1,211,674
Corpbanca SA, SADR	9,112	247,482
Cristalerias de Chile SA	20,728	158,010
Empresas CMPC SA	50,074	1,526,864
Empresas Copec SA	275,606	3,466,577
Empresas Iansa SA	439,146	19,165
Enersis SA, SADR	447,410	6,970,648
Industrias Forestales SA	77,846	15,758
Madeco SA, SADR	41,326	382,679
Masisa SA	3,956,640	686,177
Soquimich Comercial SA	129,645	74,863
Vina San Pedro SA	9,266,334	56,528
		15,646,098
China - 4.36%
AviChina Industry & Technology Company, Ltd. *	824,000	138,438
Bank of China, Ltd.	12,440,000	5,536,157
Beijing Capital International Airport Company, Ltd., Class H	756,000	629,253
BYD Company, Ltd., H Shares	515,500	661,130
Chaoda Modern Agriculture Holdings, Ltd.	1,681,225	2,121,678
China Construction Bank	1,419,000	1,142,880
China Petroleum & Chemical Corp., SADR	1,700	157,913
China Shipping Container Lines Company, Ltd.	1,775,150	694,374

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Travel International Investment Hong Kong, Ltd.	2,732,000	$739,302
Dongfeng Motor Group Company, Ltd.	2,642,000	1,057,173
Guangshen Railway Company, Ltd., SADR	32,188	721,333
Hunan Non Ferrous Metal Corp., Ltd.	1,542,000	391,569
Industrial & Commercial Bank of China, Ltd.	1,659,000	1,134,050
Maanshan Iron & Steel Company, Ltd.	1,572,000	913,291
PetroChina Company, Ltd., SADR	15,800	2,035,988
PICC Property & Casualty Company, Ltd., Class H	2,126,000	1,412,380
Qingling Motors Company, Ltd.	474,000	75,988
Semiconductor Manufacturing International Corp., SADR *	140,377	408,497
Semiconductor Manufacturing International Corp. *	7,873,000	449,323
Shanghai Electric Group Company, Ltd. *	2,561,000	1,254,676
Sinopec Shanghai Petrochemical Company, Ltd., SADR	21,100	719,510
Sinopec Yizheng Chemical Fibre Company, Ltd. *	1,354,000	204,908
Sinotrans, Ltd., Class H	1,372,000	337,842
ZTE Corp., Class H	117,880	565,419
		23,503,072
Czech Republic - 1.12%
Telefonica Czech Republic AS	140,812	4,563,058
Unipetrol AS	90,417	1,490,028
		6,053,086
Hong Kong - 6.26%
Amvig Holdings, Ltd.	412,000	425,355
Baoye Group Company, Ltd.	168,000	95,665
Beijing Capital Land, Ltd.	492,000	134,401
Beijing Enterprises Holdings, Ltd.	413,500	1,352,304
Brilliance China Automotive Holdings, Ltd. *	2,408,000	293,385
Catic Shenzhen Holdings, Ltd.	122,000	95,287
China Aerospace International Holdings, Ltd. *	1,091,200	121,754
China Everbright, Ltd.	664,000	1,280,780
China Green Holdings, Ltd.	222,000	263,647
China Haidian Holdings, Ltd. *	402,000	23,716
China Pharmaceutical Group, Ltd.	774,000	387,136
China Rare Earth Holdings, Ltd.	660,000	128,661
China Resources Enterprises, Ltd.	740,000	2,111,642
China Shineway Pharmaceutical Group, Ltd.	80,000	59,611
China Unicom, Ltd., SADR	286,100	5,298,572
China Unicom, Ltd.	118,000	219,134
Chongqing Iron & Steel Company, Ltd. *	230,000	86,428
Citic Pacific, Ltd.	957,000	3,528,648
CNPC Hong Kong, Ltd.	2,320,000	1,094,950
COFCO International, Ltd.	802,000	370,284
Comba Telecom Systems Holdings, Ltd.	320,000	86,184
Cosco International Holdings, Ltd.	658,000	302,112
Cosco Pacific, Ltd.	1,018,000	1,668,542
Dalian Port PDA Company, Ltd.	778,000	434,038
Denway Motors, Ltd.	4,522,000	1,745,644
Digital China Holdings, Ltd.	103,000	67,898
Dynasty Fine Wines Group, Ltd.	616,000	108,233
First Tractor Company, Ltd.	204,000	46,047

The accompanying notes are an integral part of the financial statements.

48

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Fu Ji Food & Catering Services Holdings, Ltd.	218,000	$338,299
Geely Automobile Holdings Company, Ltd.	2,050,000	233,993
Global Bio-Chem Technology Group Company, Ltd.	1,340,000	556,812
Great Wall Motor Company, Ltd.	161,000	106,752
Great Wall Technology Company, Ltd. *	142,000	25,496
Guangzhou Pharmaceutical Company, Ltd.	58,000	39,424
Hainan Meilan International Airport Company, Ltd.	99,000	91,290
Harbin Power Equipment Company, Ltd.	646,000	936,202
HKC Holdings, Ltd.	3,405,000	585,168
Hopson Development Holdings, Ltd., GDR	568,000	638,861
Innomaxx Biotechnology Group, Ltd. *	1,248,000	91,232
Kingway Brewery Holdings, Ltd. *	578,000	80,800
Lianhua Supermarket Holdings, Ltd.	103,000	131,834
Lingbao Gold Company, Ltd.	92,000	37,639
Minmetals Resources, Ltd.	788,000	277,919
Neo-China Group Holdings, Ltd.	359,000	117,407
Nine Dragons Paper Holdings, Ltd.	1,198,000	934,155
Shanghai Industrial Holdings, Ltd.	486,000	1,427,349
Shanghai Prime Machinery Company, Ltd.	360,000	74,334
Shanghai Real Estate, Ltd.	1,078,000	116,133
Shenzhen International Holdings, Ltd.	5,972,500	559,162
Shenzhen Investment, Ltd.	1,656,000	596,795
Shenzhou International Group Holdings, Ltd.	359,000	95,767
Shimao Property Holdings, Ltd., GDR	1,378,000	1,581,724
SinoCom Software Group, Ltd.	160,000	27,702
Sinolink Worldwide Holdings, Ltd.	1,410,000	204,341
Sinopec Kantons Holdings, Ltd.	424,000	64,166
Skyworth Digital Holdings, Ltd.	1,168,000	109,351
Stone Group Holdings, Ltd.	1,150,000	78,169
TCL Communication Technology Holdings, Ltd. *	2,490,000	64,188
TCL Multimedia Technology Holdings, Ltd. *	2,652,000	98,635
Tianjin Capital Environmental Protection	104,000	27,876
TPV Technology, Ltd.	1,200,000	624,836
Travelsky Technology, Ltd., Class H	405,000	266,459
Weiqiao Textile Company, Ltd.	400,000	311,392
Xiamen International Port Company, Ltd.	344,000	86,030
Xiwang Sugar Holdings Company, Ltd.	474,000	161,095
Zhejiang Glass Company, Ltd. *	162,000	118,634
		33,747,479
Hungary - 3.16%
Danubius Hotel and Spa PLC *	519	22,903
Egis Gyogyszergyar Nyrt.	3,374	340,761
Fotex PLC *	60,581	238,986
Gedeon Richter Rt.	10,639	2,298,024
MOL Magyar Olaj & Gazipari Rt. *	83,400	11,233,557
OTP Bank Rt. *	61,812	2,586,793
Pannonplast PLC *	14,510	128,064
Raba Jarmuipari Holding Nyilvanosan Mukodo Rt. *	17,388	183,692
		17,032,780
India - 8.63%
Aarti Industries, Ltd.	51,087	39,540
Aditya Birla Nuvo, Ltd. *	17,432	472,011

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Ador Welding, Ltd.	8,367	$27,031
Aftek, Ltd.	28,740	23,112
Alembic, Ltd.	73,121	76,562
Alok Industries, Ltd.	35,798	32,865
Ambuja Cements, Ltd.	595,078	1,050,463
Amtek Auto, Ltd.	43,544	242,895
Apollo Hospitals Enterprise, Ltd.	16,657	189,702
Apollo Tyres, Ltd.	115,200	86,751
Arvind Mills, Ltd. *	104,084	77,413
Ashok Leyland, Ltd. *	371,631	247,466
Aurobindo Pharma, Ltd.	11,000	68,608
Avaya Global Connect, Ltd.	5,668	17,916
Aztecsoft, Ltd.	22,751	39,553
Bajaj Auto Finance, Ltd.	13,322	42,729
Bajaj Auto, Ltd.	23,398	233,817
Bajaj Auto, Ltd.	23,398	245,264
Bajaj Finserv, Ltd.	23,398	284,420
Bajaj Hindusthan, Ltd.	36,988	144,040
Ballarpur Industries, Ltd.	216,324	168,936
Balmer Lawrie & Company, Ltd.	5,100	45,636
Balrampur Chini Mills, Ltd. *	78,415	145,348
Bank of Maharashtra	152,501	120,512
Bank of Rajasthan	41,033	73,340
BASF India, Ltd.	8,277	50,710
Bata India, Ltd.	12,773	43,611
Bharat Earth Movers, Ltd.	11,693	198,339
Bharat Forge, Ltd.	14,230	77,971
Bhushan Steel, Ltd.	13,535	254,813
Biocon, Ltd. *	13,300	121,470
BOC India, Ltd.	11,000	43,974
Bombay Burmah Trading Company, Ltd.	3,000	21,811
Bombay Dyeing & Manufacturing Company, Ltd.	6,442	86,250
Bosch Chassis Systems India, Ltd.	2,180	28,683
Ceat, Ltd.	9,643	17,527
Chambal Fertilizers & Chemicals, Ltd.	122,137	189,628
Chi Investments, Ltd. *	3,214	2,798
Cholamandalam DBS Finance, Ltd.	16,563	46,773
City Union Bank, Ltd.	130,140	70,477
Clariant Chemicals India, Ltd.	1,800	8,451
Coromandel Fertilisers, Ltd.	28,000	76,793
Cranes Software International, Ltd. *	13,600	40,840
Dabur Pharma, Ltd. *	29,200	50,901
Dalmia Cement Bharat, Ltd.	12,925	72,098
DCM Shriram Consolidated, Ltd.	39,804	46,442
Deepak Fertilizers & Petrochemicals Corp., Ltd. *	25,890	52,953
Dr. Reddy’s Laboratories, Ltd., ADR	134,990	2,105,844
Eicher Motors, Ltd.	8,249	52,725
EID Parry India, Ltd.	28,585	121,549
EIH, Ltd.	112,100	302,494
Elder Pharmaceuticals, Ltd.	7,799	60,543
Electrosteel Castings, Ltd.	80,000	59,500
Escorts, Ltd. *	17,876	29,395
Essel Propack, Ltd.	34,800	20,221
Eveready Industries, Ltd. *	12,000	9,692
FAG Bearings India, Ltd.	990	9,203

The accompanying notes are an integral part of the financial statements.

49

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
FDC, Ltd. *	28,000	$17,116
Federal Bank, Ltd.	52,636	223,206
Finolex Cables, Ltd. *	54,200	67,270
Finolex Industries, Ltd. *	36,402	46,703
Gammon India, Ltd.	40,645	198,383
GlaxoSmithKline Consumer Healthcare, Ltd.	5,810	86,424
Godfrey Philips India, Ltd.	860	23,786
Graphite India, Ltd.	75,117	102,833
Great Eastern Shipping Company, Ltd.	51,265	446,700
GTL, Ltd.	47,854	227,452
Gujarat Alkalies & Chemicals, Ltd.	21,556	78,759
Gujarat Ambuja Exports, Ltd.	77,000	75,166
Gujarat Narmada Valley Fertilizers Company, Ltd.	41,702	113,838
Gujarat State Fertilisers & Chemicals, Ltd.	23,600	81,181
HCL Infosystems, Ltd.	71,682	228,249
HEG, Ltd.	20,234	102,969
Hexaware Technologies, Ltd.	44,970	53,933
Himatsingka Seide, Ltd. *	28,000	28,765
Hinduja TMT, Ltd.	5,620	28,384
Hindustan Construction Company, Ltd.	53,020	98,708
Hindustan Motors, Ltd. *	62,437	33,305
Hotel Leela Venture, Ltd.	112,448	87,554
ICI India, Ltd.	9,700	126,252
ICICI Bank, Ltd., SADR *	264,031	7,593,532
iGATE Global Solutions, Ltd. *	12,500	117,432
India Cements, Ltd.	61,036	194,351
India Glycols, Ltd.	11,700	62,028
Indian Hotels Company, Ltd.	349,032	620,591
IndusInd Bank, Ltd.	131,779	162,484
Industrial Development Bank of India, Ltd. *	208,923	310,774
Infomedia India, Ltd.	4,400	14,931
Ipca Laboratories, Ltd.	5,887	74,879
Jammu & Kashmir Bank, Ltd. *	14,370	177,016
JB Chemicals & Pharmaceuticals, Ltd.	20,800	19,338
JBF Industries, Ltd.	16,838	37,198
Jet Airways India, Ltd.	16,525	159,412
Jindal Saw, Ltd.	15,200	176,465
Jindal Stainless, Ltd.	44,041	125,905
JK Tyre & Industries, Ltd.	4,510	9,906
JSW Steel, Ltd.	51,075	1,073,970
Karnataka Bank, Ltd. *	37,324	118,847
Karur Vysya Bank, Ltd.	15,800	108,332
Kesoram Industries, Ltd.	9,211	54,667
Kirloskar Oil Engines, Ltd.	69,124	139,051
Lanxess ABS, Ltd.	4,800	15,680
LIC Housing Finance, Ltd.	23,279	144,679
Mahindra & Mahindra, Ltd.	160,326	1,781,193
Mangalam Cement, Ltd.	14,461	34,955
Maruti Udyog, Ltd.	60,042	858,241
Mastek, Ltd.	18,261	149,399
Matrix Laboratories, Ltd. *	43,893	149,966
Mercator Lines, Ltd.	55,549	105,805
Merck, Ltd.	5,500	38,350
Monnet Ispat & Energy, Ltd.	17,371	209,542
Moser Baer India, Ltd. *	70,156	198,361

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
MRF, Ltd.	920	$73,108
Mukand, Ltd. *	22,832	42,878
Nagarjuna Construction Company, Ltd.	60,700	190,318
Nagarjuna Fertilizers & Chemicals, Ltd. *	125,682	102,240
Nahar Spinning Mills, Ltd.	6,600	6,320
Natco Pharma, Ltd.	3,500	6,028
National Organic Chemical Industries, Ltd.	80,240	36,367
Navneet Publications India, Ltd.	30,000	47,519
Nirma, Ltd. *	27,700	88,202
Orchid Chemicals & Pharmaceuticals, Ltd.	20,218	106,670
Orient Paper & Industries, Ltd.	51,770	37,421
Patni Computer Systems, Ltd.	35,839	181,423
Petronet LNG, Ltd.	238,460	314,252
Polaris Software Lab, Ltd. *	26,963	41,486
Polyplex Corp., Ltd.	1,700	6,721
PSL, Ltd.	10,200	78,471
PTC India, Ltd.	41,049	65,831
Punjab Tractors, Ltd.	17,492	78,831
Rain Commodities, Ltd.	13,972	58,453
Rallis India, Ltd.	4,273	40,620
Raymond, Ltd.	13,115	65,476
Rei Agro, Ltd. *	13,800	443,749
Reliance Industries, Ltd., GDR (g)	121,583	11,963,767
Rolta India, Ltd.	48,650	277,596
Ruchi Soya Industries, Ltd.	45,975	97,133
Seamec, Ltd. *	10,845	32,768
Shasun Chemicals & Drugs, Ltd.	16,407	15,253
Shriram Transport Finance Company, Ltd.	54,419	373,123
Sicagen India, Ltd. *	6,851	0
Sical Logistics, Ltd. *	6,851	17,038
Sonata Software, Ltd.	29,000	17,862
South Indian Bank, Ltd. *	20,294	47,262
SREI Infrastructure Finance, Ltd.	22,993	48,097
SRF, Ltd.	24,910	69,476
Sterlite Optical Technologies, Ltd.	16,753	70,088
Strides Arcolab, Ltd. *	8,709	27,731
Sundram Fasteners, Ltd.	17,700	9,894
Supreme Industries, Ltd.	7,790	32,002
Syndicate Bank, Ltd.	164,597	195,106
Tata Chemicals, Ltd.	56,208	376,114
Tata Communications, Ltd., ADR	40,047	714,438
Tata Investment Corp., Ltd.	6,431	70,251
Tata Metaliks, Ltd.	7,900	23,686
Tata Motors, Ltd., SADR	26,000	261,300
Tata Motors, Ltd.	149,148	1,473,281
Tata Steel, Ltd. *	60,235	1,017,800
Tele Data Informatics, Ltd.	46,948	16,695
Teledata Marine Solutions *	23,474	18,686
Teledata Technology Solutions *	23,474	18,686
Trent, Ltd. *	4,173	45,134
Tube Investments of India, Ltd.	78,362	80,684
TVS Motor Company, Ltd.	51,986	31,898
Unichem Laboratories, Ltd. *	9,000	31,586
United Phosphorus, Ltd. *	59,452	379,926
Usha Martin, Ltd.	64,955	102,660
Varun Shipping Company, Ltd.	66,246	100,851

The accompanying notes are an integral part of the financial statements.

50

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Wockhardt, Ltd.	18,700	$79,972
Zensar Technologies, Ltd.	6,485	17,786
Zuari Industries, Ltd.	9,200	51,319
		46,503,958
Indonesia - 3.27%
Apexindo Pratama Duta Tbk PT	1,342,000	312,939
Astra Graphia Tbk PT	606,000	32,863
Astra International Tbk PT	2,336,500	4,878,267
Bakrie & Brothers Tbk PT *	5,347,000	307,365
Bakrieland Development Tbk PT *	10,608,000	408,443
Bank Central Asia Tbk PT	5,130,000	1,377,088
Bank Danamon Indonesia Tbk PT	2,045,500	1,042,717
Bank Niaga Tbk PT	5,630,500	586,256
Bank Pan Indonesia Tbk PT *	7,195,000	655,510
Bank Rakyat Indonesia Tbk PT	160,000	88,503
Berlian Laju Tanker Tbk PT	2,353,500	490,100
Bhakti Investama Tbk PT	3,630,500	181,131
Budi Acid Jaya Tbk PT *	1,493,000	55,056
Charoen Pokphand Indonesia Tbk PT	2,559,000	277,549
Ciputra Surya Tbk PT *	896,000	45,675
Davomas Abadi Tbk PT *	2,465,000	57,481
Enseval Putera Megatrading Tbk PT *	1,244,000	68,811
Gudang Garam Tbk PT	348,000	243,449
Holcim Indonesia Tbk PT *	2,490,000	302,473
Indocement Tunggal Prakarsa Tbk PT	1,060,000	626,573
Indofood Sukses Makmur Tbk PT	5,312,500	1,382,863
Kalbe Farma Tbk PT *	5,844,000	538,764
Kawasan Industri Jababeka Tbk PT *	6,349,500	88,149
Lippo Karawaci Tbk PT	9,235,750	731,247
Matahari Putra Prima Tbk PT	2,266,500	130,287
Medco Energi Internasional Tbk PT *	1,749,000	896,315
Mitra Adiperkasa Tbk PT	837,000	46,298
Panin Insurance Tbk PT *	1,544,000	54,425
Panin Life Tbk PT *	6,381,500	145,349
Polychem Indonesia Tbk PT *	1,954,500	44,517
Ramayana Lestari Sentosa Tbk PT	2,048,000	153,267
Samudera Indonesia Tbk PT	58,500	32,993
Summarecon Agung Tbk PT	3,295,000	92,918
Suryainti Permata Tbk PT *	1,446,000	50,187
Tempo Scan Pacific Tbk PT *	2,628,000	193,822
Timah Tbk PT *	193,000	783,932
Trias Sentosa Tbk PT	2,019,500	48,188
Trimegah Securities Tbk PT	1,540,500	43,441
Tunas Ridean Tbk PT	949,000	102,928
		17,598,139
Israel - 2.84%
Africa-Israel Investments, Ltd.	800	48,848
AudioCodes, Ltd. *	21,648	78,508
Azorim Investment Development & Construction Company, Ltd.	15,586	135,443
Bank Hapoalim, Ltd.	1,027,790	4,541,005
Bank Leumi Le-Israel, Ltd.	992,901	4,953,382
Blue Square Israel, Ltd.	3,239	35,801
Clal Industries & Investments, Ltd.	43,131	196,489
Clal Insurance Enterprise Holdings, Ltd.	15,106	311,371

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Delta Galil Industries, Ltd. *	3,488	$21,361
Direct Insurance Financial Investments, Ltd.	16,135	49,935
Discount Investment Corp.	21,660	567,398
Electra, Ltd. *	1,115	137,997
Elron Electronic Industries, Ltd. *	22,510	181,223
First International Bank of Israel, Ltd. *	44,364	109,999
Formula Systems, Ltd., GDR	3,500	34,685
Formula Systems, Ltd.	8,342	87,420
Frutarom Industries, Ltd.	6,261	56,111
Harel Insurance Investments, Ltd.	6,056	290,182
IDB Development Corp., Ltd.	10,441	257,009
Israel Salt Industries, Ltd. *	17,450	80,799
Ituran Location & Control, Ltd.	2,562	30,446
Koor Industries, Ltd.	10,990	722,270
Leader Holding & Investments, Ltd.	21,500	25,691
Menorah Mivtachim Holdings, Ltd.	17,583	148,911
Migdal Insurance Holdings, Ltd.	213,329	271,353
Mivtach Shamir Holdings, Ltd.	4,391	152,160
Orbotech, Ltd. *	15,238	202,970
Radvision, Ltd. *	2,526	14,888
Retalix, Ltd. *	15,416	202,630
Scailex Corp., Ltd.	14,736	130,346
Super-Sol, Ltd.	13,964	74,920
Union Bank of Israel, Ltd. *	24,593	121,073
United Mizrahi Bank, Ltd.	130,445	1,034,597
		15,307,221
Malaysia - 4.15%
Affin Holdings BHD	715,700	409,597
AirAsia BHD *	799,300	212,820
Al-’Aqar KPJ REIT	5,880	1,692
AMDB BHD *	330,000	16,159
AMMB Holdings BHD	2,042,662	1,987,962
Ann Joo Resources BHD	48,000	56,116
Asas Dunia BHD	24,000	4,884
Asia Pacific Land BHD	282,100	26,332
Bandar Raya Developments BHD	240,800	124,545
Batu Kawan BHD	239,000	775,333
Berjaya Corp. BHD	1,312,300	369,492
Bolton BHD	177,100	42,005
Boustead Holdings BHD	324,100	540,580
Boustead Properties BHD	33,000	54,537
Cahya Mata Sarawak BHD	241,600	138,268
Dijaya Corp. BHD	40,900	14,019
DNP Holdings BHD	15,000	4,315
DRB-Hicom BHD	798,300	234,543
Eastern & Oriental BHD	70,400	38,566
Eastern Pacific Industrial Corp. BHD	155,600	84,764
ECM Libra Avenue BHD	516,600	83,794
EON Capital BHD	376,200	520,405
Esso Malaysia BHD	92,100	67,648
General Corp. BHD	222,500	71,500
Globetronics Technology BHD	952,200	58,283
Glomac BHD	231,300	67,957
Goldis BHD	163,200	76,418
Hap Seng Consolidated BHD	253,900	214,465
Hong Leong Credit BHD	275,700	394,882

The accompanying notes are an integral part of the financial statements.

51

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Hong Leong Industries BHD	25,000	$30,757
Hume Industries Malaysia BHD	112,800	138,778
Hunza Properties BHD	113,800	59,207
Hwang-DBS Malaysia BHD	105,200	53,123
IGB Corp. BHD	944,300	416,157
IJM Corp. BHD	543,200	914,338
Insas BHD *	466,600	57,834
Integrated Logistics BHD	155,100	39,161
Jaks Resources BHD *	246,000	41,408
Jaya Tiasa Holdings BHD	63,945	68,104
K & N Kenanga Holdings BHD	323,600	74,277
Karambunai Corp. BHD *	1,978,300	45,409
Keck Seng BHD	148,200	196,844
Kian Joo Can Factory BHD	517,600	183,754
Kim Loong Resources BHD	21,000	23,780
KLCC Property Holdings BHD	595,000	495,302
KPJ Healthcare BHD	97,000	105,090
KSL Holdings BHD	267,333	81,816
KUB Malaysia BHD *	534,400	56,425
Kulim Malaysia BHD	167,600	497,542
Kumpulan Hartanah Selangor BHD *	410,800	67,890
Kwantas Corp. BHD	56,000	63,412
Land & General BHD *	1,081,300	99,278
Landmarks BHD	83,000	37,340
LBS Bina Group BHD *	210,000	21,852
Leader Universal Holdings BHD	639,800	120,421
Lion Corp. BHD *	549,100	94,107
Lion Industries Corp. BHD	422,500	337,483
MAA Holdings BHD	133,400	38,377
Malaysia Building Society BHD	271,300	138,660
Malaysian Airline System BHD *	188,000	178,363
Malaysian Plantations BHD	542,300	459,731
MBM Resources BHD	60,500	45,919
Measat Global BHD *	63,200	28,046
Mega First Corp. BHD	163,700	57,113
Melewar Industrial Group BHD	53,000	12,490
MK Land Holdings BHD	632,500	54,200
MNRB Holdings BHD	10,000	13,527
MTD ACPI Engineering BHD	141,900	28,228
MTD Infraperdana BHD	435,700	97,341
Mulpha International BHD *	831,100	307,768
Naim Cendera Holdings, Ltd., Berhad	21,000	22,494
New Straits Times Press BHD	154,900	75,850
Nylex Malaysia BHD	74,000	22,874
Oriental Holdings BHD	281,300	495,019
OSK Holdings BHD	452,600	220,240
Padiberas Nasional BHD	364,500	177,370
Panasonic Manufacturing Malaysia BHD	48,200	171,116
PBA Holdings BHD	32,000	9,891
PJ Development Holdings BHD	480,100	93,302
POS Malaysia & Services Holdings BHD	437,700	304,079
PPB Group BHD	624,100	2,062,825
Protasco BHD	172,400	43,265
Proton Holdings BHD *	289,000	268,878
Ramunia Holdings BHD *	326,954	152,095
Ranhill BHD	372,100	106,477

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
RHB Capital BHD	265,300	$342,637
Sarawak Energy BHD	350,300	319,478
Scientex, Inc. BHD	51,000	19,354
Scomi Group BHD	270,000	52,884
Selangor Dredging BHD	326,900	66,531
Shangri-La Hotels BHD	101,900	62,372
Shell Refining Company Federation of Malaya BHD	161,700	539,412
SHL Consolidated BHD	172,300	79,097
Southern Steel BHD	36,000	34,155
Sunway City BHD	265,700	214,674
Sunway Holdings, Inc. BHD *	449,000	159,400
Suria Capital Holdings BHD	286,100	194,382
Symphony House BHD	70,840	6,504
TA Enterprise BHD	879,500	271,858
Talam Corp. BHD *	360,000	19,832
Tan Chong Motor Holdings BHD	507,300	281,014
TDM BHD	160,500	102,170
Tebrau Teguh BHD *	316,000	47,871
TH Group BHD *	269,200	53,552
Time.com BHD *	1,035,600	95,082
Tradewinds Malaysia BHD	57,000	83,385
Tronoh Consolidated M Berhad	227,600	144,187
Unisem M BHD	405,100	166,131
United Malacca BHD	65,200	159,633
Utama Banking Group BHD *	152,600	118,624
V.S. Industry BHD	166,770	103,609
WTK Holdings BHD	268,500	179,959
YNH Property Berhad	252,200	135,845
YTL Corp. BHD	730,200	1,508,447
		22,360,387
Mexico - 9.74%
Alfa SA de CV	425,200	3,040,647
Cemex SA de CV, SADR *	596,966	14,745,062
Coca-Cola Femsa SA de CV, ADR	26,500	1,494,335
Consorcio ARA SA de CV	245,900	226,990
Controladora Comercial Mexicana SA de CV	459,100	1,377,776
Corp. GEO SA de CV, Series B *	84,174	281,666
Embotelladoras Arca SA de CV	38,566	142,027
Empresas ICA SA de CV, SADR *	120,824	3,001,268
Empresas ICA Sociedad Controladora SA de CV *	46,900	293,685
Fomento Economico Mexicano SA de CV, SADR	240,775	10,957,670
GMD Resorts SAB de CV *	68,200	72,742
Gruma SA de CV, SADR *	31,212	338,026
Gruma SA de CV *	19,921	54,510
Grupo Aeroportuario del Pacifico SA de CV, Series B, SADR	42,700	1,254,099
Grupo Aeroportuario del Sureste SA de CV, SADR	28,167	1,450,600
Grupo Aeroportuario del Sureste SA de CV	28,700	148,744
Grupo Carso SA de CV	662,300	3,088,948
Grupo Cementos de Chihuahua SA de CV	35,500	168,669
Grupo Continential SA de CV	252,900	643,463
Grupo Financiero Inbursa SA de CV	1,233,300	4,544,259

The accompanying notes are an integral part of the financial statements.

52

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Industrial Maseca SA de CV	53,900	$45,992
Grupo Industrial Saltillo SA de CV	94,000	145,834
Grupo Kuo SA de CV *	164,000	119,266
Grupo Mexicano de Desarrollo, SAB *	68,200	191,776
Industrias CH SA de CV *	336,700	1,876,922
Organizacion Soriana SA de CV *	680,200	2,313,040
Vitro SA de CV, SADR	90,856	463,366
		52,481,382
Philippines - 0.41%
DMCI Holdings, Inc.	734,000	98,095
Empire East Land Holdings, Inc. *	2,990,000	28,638
Filinvest Development Corp.	730,000	40,650
Filinvest Land, Inc.	10,498,500	163,692
First Philippine Holdings Corp.	252,500	125,139
Megaworld Corp.	8,188,800	222,527
Metropolitan Bank & Trust Company	562,700	413,612
Petron Corp.	1,994,000	288,696
Philippine National Bank *	118,600	77,931
Rizal Commercial Banking Corp.	371,000	121,890
Robinsons Land Corp.	970,000	159,884
Security Bank Corp.	102,900	132,937
Union Bank of Philippines	214,600	155,351
Universal Robina Corp.	828,500	193,769
		2,222,811
Poland - 3.18%
ABG Ster-Projekt SA	69,660	185,342
Agora SA	42,379	676,139
Bank BPH SA *	10,024	338,202
Bioton SA *	1,013,637	247,339
Boryszew SA *	21,543	34,169
Cersanit-Krasnystaw SA *	12,316	118,187
Ciech SA	5,572	175,183
Computerland SA	10,584	108,668
Debica SA	7,768	287,967
Echo Investment SA *	245,530	501,187
Fabryka Kotlow Rafako SA *	16,639	59,340
Fabryki Mebli Forte SA	23,417	71,425
Farmacol SA *	11,755	189,256
Firma Chemiczna Dwory SA *	278,184	110,958
Getin Holding SA *	72,943	311,139
Grupa Kety SA *	10,569	480,578
Grupa Lotos SA *	51,180	636,433
Impexmetal SA	74,050	84,090
KGHM Polska Miedz SA *	77,991	3,659,745
Kredyt Bank SA *	48,880	403,692
MNI SA *	58,918	71,607
Mondi Packaging Paper Swiecie SA *	4,435	93,651
Mostostal-Export SA *	22,710	27,281
Multimedia Polska SA *	15,510	52,257
Netia SA *	232,449	329,413
Orbis SA	32,410	691,985
Pekaes SA	6,380	34,130
Pfleiderer Grajewo SA	3,224	29,350
Polnord SA *	10,463	353,259
Polski Koncern Miesny Duda SA *	47,141	101,757

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Polski Koncern Naftowy Orlen SA *	310,483	$4,974,022
Przedsiebiorstwo Eksportu i Importu Kopex SA *	3,202	37,503
Softbank SA	48,756	1,304,095
Stalexport Autostrady SA *	151,027	145,992
Zaklady Tluszczowe Kruszwica SA	1,270	29,112
Zelmer SA	7,718	181,084
		17,135,537
South Africa - 8.73%
ABSA Group, Ltd.	24,760	259,332
Aeci, Ltd.	87,243	713,097
Afgri, Ltd.	219,629	172,506
African Rainbow Minerals, Ltd.	98,885	3,536,118
AG Industries, Ltd. *	152,353	19,458
Allied Electronics Corp., Ltd.	19,128	90,388
Allied Technologies, Ltd.	15,669	96,856
Amalgamated Appliance Holding Company, Ltd. *	78,315	15,003
Argent Industrial, Ltd.	53,021	98,187
AVI, Ltd.	175,420	290,126
Avusa, Ltd. *	18,420	51,049
Barloworld, Ltd.	94,081	961,236
Capitec Bank Holdings, Ltd.	6,930	23,897
Caxton & CTP Publishers & Printers, Ltd.	164,927	231,698
Ceramic Industries, Ltd.	1,970	18,115
DataTec, Ltd.	131,063	432,692
Dimension Data Holdings, Ltd.	249,960	228,252
Distell Group, Ltd.	5,779	33,914
Enaleni Pharmaceuticals, Ltd. *	242,238	78,890
Eqstra Holdings, Ltd. *	89,724	143,810
Freeworld Coatings, Ltd.	94,081	88,314
Gijima Ast Group, Ltd.	338,992	44,593
Gold Fields, Ltd., SADR	381,200	4,822,180
Gold Fields, Ltd.	3,784	48,085
Grindrod, Ltd.	35,005	117,354
Harmony Gold Mining Company, Ltd., SADR *	227,494	2,786,801
Hulamin, Ltd.	11,536	30,571
Iliad Africa, Ltd. *	51,656	55,614
Imperial Holdings, Ltd. *	89,724	604,462
Investec, Ltd.	53,606	323,142
JD Group, Ltd.	67,054	224,798
Johnnic Communications, Ltd.	18,420	28,206
Johnnic Holdings, Ltd. *	67,274	137,469
Kap International Holdings, Ltd.	189,283	50,766
Lewis Group, Ltd.	70,286	296,225
Liberty Group, Ltd. *	99,395	788,305
Metair Investments, Ltd.	163,437	233,780
Metropolitan Holdings, Ltd.	482,415	673,409
Mittal Steel South Africa, Ltd.	181,714	5,175,252
Mondi, Ltd.	72,308	441,605
Mustek, Ltd.	76,041	29,134
Mvelaphanda Group, Ltd. *	112,210	85,985
Nampak, Ltd. *	249,019	421,392
Naspers, Ltd.	3,706	80,936
Nedbank Group, Ltd.	143,194	1,681,569
Nu-World Holdings, Ltd. *	19,436	36,489
Oceana Group, Ltd.	43,289	110,572

The accompanying notes are an integral part of the financial statements.

53

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Omnia Holdings, Ltd.	27,969	$271,474
PSG Group, Ltd.	94,832	215,825
Sanlam, Ltd.	2,122,424	4,499,647
Santam, Ltd.	10,338	103,921
Sappi, Ltd., SADR	120,061	1,427,525
Sasol, Ltd., SADR	202,432	11,931,342
Steinhoff International Holdings, Ltd. *	480,123	976,189
Super Group, Ltd.	174,304	113,977
Telkom SA, Ltd., SADR	3,000	227,700
Tiger Wheels, Ltd. *	32,678	0
Trans Hex Group, Ltd.	70,871	81,461
Trencor, Ltd.	63,966	220,164
Value Group, Ltd.	178,661	51,796
		47,032,653
South Korea - 12.09%
Aekyung Petrochemical Company, Ltd.	1,660	44,751
Asia Cement Company, Ltd.	1,260	73,597
Asia Paper Manufacturing Company, Ltd.	1,600	16,596
Binggrae Company, Ltd.	1,000	34,511
BNG Steel Comapny, Ltd.	1,870	17,966
Bookook Securities Company, Ltd.	2,100	50,189
Boryung Pharmaceutical Company, Ltd.	1,174	50,953
BYC Company, Ltd.	240	56,441
Byucksan Corp.	1,580	25,375
Byucksan Engineering & Construction Company, Ltd.	7,600	37,272
C. & Woobang Construction Company, Ltd. *	7,230	20,424
Cambridge Members Company, Ltd.	760	9,263
Cheil Industries, Inc.	15,330	710,774
Choil Aluminum Manufacturing Company, Ltd. *	1,630	12,544
Chokwang Leather Company, Ltd.	2,200	16,215
Chong Kun Dang Pharm Corp.	2,310	42,731
Choongwae Pharma Corp.	1,200	23,345
Chosun Refractories Company, Ltd.	650	57,354
Chungho Comnet Company, Ltd.	2,270	37,325
CJ Corp. *	6,655	394,446
Crown Confectionery Company, Ltd.	480	34,277
Dae Chang Industrial Company, Ltd.	26,000	17,647
Dae Dong Industrial Company, Ltd.	1,800	32,436
Dae Han Flour Mills Company, Ltd.	500	90,579
Dae Won Kang Up Company, Ltd.	15,000	25,955
Daeduck Electronics Company, Ltd.	15,400	55,355
Daeduck GDS Company, Ltd.	5,010	33,574
Daegu Bank	50,970	677,294
Daehan Synthetic Fiber Company, Ltd.	429	47,983
Daekyo Company, Ltd.	2,460	164,149
Daelim Industrial Company	8,751	895,136
Daelim Trading Company, Ltd.	1,417	6,380
Daesang Corp.	3,500	31,719
Daesung Industrial Company, Ltd.	900	102,385
Daewoo Electronic Components Company, Ltd. *	46,470	18,658
Daewoo Motor Sales Corp.	9,530	232,772
Daewoong Company, Ltd.	620	19,204
Dahaam E-Tec Company, Ltd.	300	9,608
Daishin Securities Company, Ltd.	16,040	343,479

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Daiyang Metal *	4,090	$14,819
Daou Technology, Inc.	12,600	80,101
DI Corp.	12,000	21,108
Digital Power Communications Company, Ltd.	13,000	19,884
Dong Ah Tire & Rubber Company, Ltd.	2,240	20,343
Dong Su Industrial Company, Ltd.	1,800	29,081
Dongbang Transport Logistics Company, Ltd.	5,500	26,815
Dongbu Corp.	6,900	131,925
Dongbu Hannong Chemicals Company, Ltd. *	9,400	97,949
Dongbu Steel Company, Ltd.	7,360	92,171
Dong-Il Corp.	348	26,382
Dongil Rubber Belt Company, Ltd.	6,137	14,931
Dongkuk Steel Mill Company, Ltd.	15,090	650,599
Dongwon F & B Company, Ltd.	870	33,684
Dongwon Industries Company, Ltd.	760	95,904
Dongyang Engineering & Construction Corp.	690	27,045
Dongyang Mechatronics Corp.	5,623	34,779
DPI Holdings Company, Ltd.	5,790	40,960
En Paper Manufacturing Company, Ltd. *	10,150	36,921
F&F Company, Ltd.	4,900	21,313
Fursys, Inc.	2,840	65,295
Gaon Cable Company, Ltd.	730	23,239
Global & Yuasa Battery Company, Ltd.	3,500	74,614
GS Holdings Corp.	16,030	612,973
Gwangju Shinsegae Company, Ltd.	200	22,943
H.S. R & A Company, Ltd.	2,200	22,083
Hae In Corp.	3,900	13,049
Halla Engineering & Construction Corp.	3,230	92,634
Hana Financial Group, Inc.	61,520	2,367,172
Handok Pharmaceuticals Company, Ltd.	1,000	17,351
Handsome Company, Ltd.	7,260	81,203
Hanil Cement Manufacturing Company, Ltd.	2,110	179,523
Hanil Construction Company, Ltd.	3,058	36,835
Hanil E-Wha Company, Ltd.	6,200	13,277
Hanjin Heavy Industries & Construction Holdings Company, Ltd. *	6,430	155,517
Hanjin Shipping Company, Ltd.	27,740	1,076,664
Hanjin Transportation Company, Ltd.	3,340	123,089
Hankook Cosmetics Company, Ltd.	6,400	25,238
Hankook Tire Company, Ltd.	55,950	778,235
Hankuk Glass Industries, Inc.	1,970	51,319
Hankuk Paper Manufacturing Company, Ltd.	1,520	54,781
Hanmi Capital Company, Ltd.	5,310	62,692
Hanshin Construction Company, Ltd.	3,090	66,464
Hansol Chemical Company, Ltd.	2,900	27,502
Hansol Paper Company, Inc. *	12,950	170,843
Hanssem Company, Ltd.	3,800	30,878
Hanwha Chem Corp.	35,666	395,517
Hanwha Securities Company, Ltd.	15,502	112,036
Hanwha Timeworld Company, Ltd.	2,650	34,453
Hanyang Securities Company, Ltd.	2,430	38,330
Heung-A Shipping Company, Ltd.	6,660	16,745
Honam Petrochemical Corp.	7,420	529,164
Hotel Shilla Company, Ltd.	8,260	216,361
Husteel Company, Ltd.	2,300	50,571
Hwa Shin Company, Ltd.	14,700	40,894

The accompanying notes are an integral part of the financial statements.

54

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hwa Sung Industrial Company, Ltd.	2,730	$27,403
Hwacheon Machine Tool Company, Ltd.	940	42,550
Hynix Semiconductor, Inc. *	58,350	1,394,532
Hyosung Corp.	11,560	822,202
Hyundai Cement Company, Ltd.	2,010	60,528
Hyundai Department Store Company, Ltd.	2,000	161,943
Hyundai DSF Company, Ltd.	2,300	24,406
Hyundai Elevator Company, Ltd.	881	72,178
Hyundai H & S Company, Ltd.	927	65,933
Hyundai Hysco Company, Ltd.	22,100	270,427
Hyundai Mipo Dockyard	1,230	241,050
Hyundai Motor Company, Ltd.	87,706	5,952,991
Hyundai Pharmaceutical Industrial Company, Ltd.	15,500	44,823
Hyundai Securities Company, Ltd.	58,675	709,563
Hyundai Steel Company	22,960	1,729,600
Il Dong Pharmaceutical Company, Ltd.	710	25,012
Iljin Diamond Company, Ltd.	1,300	20,133
Ilshin Spinning Company, Ltd.	370	25,467
Ilsung Pharmaceutical Company, Ltd.	990	94,642
Inzi Controls Company, Ltd.	6,050	26,431
Isu Chemical Company, Ltd.	1,700	22,833
Jahwa Electronics Company, Ltd.	4,300	30,830
Jeil Mutual Savings Bank *	1,820	8,786
Jeil Pharmaceutical Company, Ltd. *	6,510	67,524
Jeonbuk Bank, Ltd.	9,973	67,691
Joongang Construction Company, Ltd. *	1,260	13,852
KC Tech Company, Ltd.	8,126	44,279
KCC Corp.	2,350	978,371
KCTC	1,530	30,935
Keangnam Enterprises, Ltd.	3,358	86,193
Keyang Electric Machinery Company, Ltd.	13,000	32,809
KG Chemical Corp. *	5,600	58,620
Kia Motors Corp. *	97,670	1,031,742
Kirin Company, Ltd. *	1,540	2,827
Kiswire, Ltd.	2,650	114,254
Kolon Engineering & Construction Company, Ltd.	3,900	42,316
Kolon Industries, Inc. *	3,990	114,049
Kookmin Bank, SADR	111,653	6,532,817
Korea Airport Service Company, Ltd.	760	31,605
Korea Cast Iron Pipe Industries Company, Ltd.	5,500	29,444
Korea Circuit Company, Ltd. *	5,300	20,368
Korea Development Corp.	3,750	49,472
Korea Development Financing Corp.	930	35,918
Korea Electric Terminal Company, Ltd.	1,300	27,092
Korea Exchange Bank	78,630	1,078,668
Korea Flange Company, Ltd.	4,810	67,134
Korea Investment Holdings Company, Ltd.	15,080	603,315
Korea Iron & Steel Company, Ltd.	3,350	271,894
Korea Kumho Petrochemical Company, Ltd.	6,110	267,519
Korea Mutual Savings Bank	1,980	50,917
Korea Polyol Company, Ltd.	887	47,061
Korea Zinc Company, Ltd.	944	129,049
Korean Air Lines Company, Ltd.	18,550	872,482
Korean Petrochemical Industrial Company, Ltd.	2,430	116,151

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
KP Chemical Corp. *	27,370	$197,285
KT Freetel Company, Ltd. *	49,600	1,330,032
Kukdo Chemical Company, Ltd.	1,000	30,018
Kumho Industrial Company, Ltd.	9,700	223,015
Kumho Investment Bank	6,037	84,549
Kumho Tire Company, Inc.	20,600	176,057
Kumkang Industrial Company, Ltd.	1,400	21,615
Kunsul Chemical Industrial Company, Ltd. *	1,970	31,545
Kwang Dong Pharmaceutical Company, Ltd.	8,100	30,354
Kyeryong Construction Industrial Company, Ltd.	2,510	71,985
Kyung Nong Corp.	9,470	38,476
Kyungbang, Ltd. *	480	65,389
Lee Ku Industrial Company, Ltd.	8,395	11,436
LG Chem, Ltd.	7,270	694,995
LG Dacom Corp.	20,260	322,479
LG Electronics, Inc.	29,780	3,373,577
LG International Corp.	10,930	239,801
Lotte Chilsung Beverage Company, Ltd.	311	300,579
Lotte Confectionery Company, Ltd.	400	485,254
Lotte Midopa Company, Ltd. *	10,660	106,493
Lotte Samkang Company, Ltd.	343	65,908
Lotte Shopping Company, Ltd.	2,861	851,968
Manho Rope & Wire, Ltd. *	1,350	17,165
Meritz Investment Bank *	31,951	42,457
Meritz Securities Company, Ltd.	11,746	93,649
Moorim Paper Company, Ltd.	5,200	49,611
Namyang Dairy Products Company, Ltd.	180	122,690
Nexen Corp.	1,160	36,373
Nexen Tire Corp.	16,240	43,315
NH Investment & Securities Company, Ltd.	9,970	70,530
Nong Shim Company, Ltd.	1,400	299,125
Nong Shim Holdings Company, Ltd.	1,410	97,051
Ottogi Corp.	536	77,629
Pacific Corp.	510	62,650
Pang Rim Company, Ltd.	910	17,225
PaperCorea, Inc.	2,800	18,095
Pohang Coated Steel Company, Ltd.	1,300	50,954
Poonglim Industrial Company, Ltd.	3,790	22,971
Poongsan Corp.	8,040	125,283
Pulmuone Company, Ltd.	1,760	80,593
Pumyang Construction Company, Ltd.	970	17,711
Pusan Bank	62,020	830,056
Pusan City Gas Company, Ltd.	3,100	64,012
S&T Corp.	2,660	49,587
S&T Dynamics Company, Ltd.	10,410	122,406
Saehan Industries, Inc. *	15,310	127,187
Saehan Media Company, Ltd. *	4,273	13,276
Sam Kwang Glass Industrial Company, Ltd.	750	22,585
Sam Lip General Foods Company, Ltd.	2,300	25,176
Sam Young Electronics Company, Ltd.	2,950	28,342
Sam Yung Trading Co Ltd	4,300	17,265
Sambu Construction Company, Ltd.	1,200	52,770
Samhwa Paint Industrial Company, Ltd.	5,090	15,084
Samick Musical Instruments Company, Ltd. *	8,450	7,109
Samick THK Company, Ltd.	6,800	16,219

The accompanying notes are an integral part of the financial statements.

55

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samjin Pharmaceutical Company, Ltd.	3,470	$40,139
Samsung Corp.	38,740	2,096,156
Samsung Electro-Mechanics Company, Ltd.	17,840	661,720
Samsung Fine Chemicals Company, Ltd.	7,370	369,891
Samsung SDI Company, Ltd. *	17,600	1,406,587
Samwhan Corp.	1,400	27,169
Samyang Corp.	2,080	95,445
Samyang Genex Company, Ltd.	930	54,588
Samyang Tongsang Company, Ltd.	1,360	44,204
Savezone I & C Corp.	16,880	35,017
Seah Besteel Corp.	7,910	166,359
SeAH Holdings Corp.	1,010	112,968
SeAH Steel Corp.	770	48,951
Sebang Company, Ltd.	5,920	92,531
Sejong Industrial Company, Ltd.	4,700	22,555
Sgwicus Corp. *	8,400	19,353
SH Chemical Company, Ltd. *	26,000	37,407
Shin Poong Pharmaceutical Company, Ltd.	1,870	36,647
Shinhan Engineering & Construction Company, Ltd. *	2,606	35,625
Shinhan Financial Group Company, Ltd., SADR	56,728	5,083,396
Shinheung Securities Company, Ltd.	3,800	83,552
Shinil Engineering Company, Ltd.	3,180	36,480
Shinsegae Engineering & Construction Company, Ltd.	700	17,733
Shinsung ENG Company, Ltd.	7,800	47,722
Shinsung Engineering & Construction Company, Ltd.	2,678	17,793
Shinyoung Securities Company, Ltd.	2,636	113,650
Silla Company, Ltd.	3,180	51,072
Sindo Ricoh Company, Ltd.	2,840	207,153
SJM Company, Ltd.	5,800	29,664
SK Corp.	10,988	1,355,052
SK Gas Company, Ltd.	2,870	216,749
SKC Company, Ltd.	9,100	152,239
SL Corp.	3,400	20,282
Songwon Industrial Company, Ltd. *	8,100	35,620
Ssangyong Cement Industrial Company, Ltd. *	20,770	200,542
Ssangyong Motor Company, Ltd. *	26,890	101,411
Suheung Capsule Company, Ltd.	2,800	17,345
Sung Bo Chemicals Company, Ltd.	950	42,684
Sung Chang Enterprise Company, Ltd.	1,750	33,877
Sungjee Construction Company, Ltd.	1,400	25,161
Sungshin Cement Company, Ltd. *	5,760	45,979
Sunjin Company, Ltd.	1,260	31,378
Tae Kyung Industrial Company, Ltd.	10,000	55,447
Taegu Department Store Company, Ltd.	2,700	32,393
Taekwang Industrial Company, Ltd.	244	220,896
Taeyoung Engineering & Construction, Ltd.	9,690	70,217
Taihan Textile Company, Ltd. *	290	10,826
Tailim Packaging Industrial Company, Ltd.	30,000	27,962
Telcoware Company, Ltd.	3,800	28,299
Trybrands, Inc. *	3,528	19,393
Trybrands, Inc. *	1,871	8,889
TS Corp.	980	55,368
Uangel Corp.	3,800	22,341

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Unid Company, Ltd.	1,200	$44,854
Union Steel Company, Ltd. *	2,980	78,057
Wiscom Company, Ltd.	3,760	14,378
Woongjin Holdings Company, Ltd.	2,860	55,776
Woori Investment & Securities Company, Ltd.	32,620	592,496
Yesco Company, Ltd.	1,950	58,441
Yoosung Enterprise Company, Ltd.	6,200	20,626
Youlchon Chemical Company, Ltd.	9,090	57,440
Young Poong Corp.	225	101,095
Young Poong Paper Manufacturing Company, Ltd.	650	22,370
Youngone Corp.	11,950	83,966
Yuhwa Securities Company, Ltd.	3,410	64,220
		65,162,048
Taiwan - 10.68%
Acbel Polytech, Inc. *	225,000	91,548
Accton Technology Corp. *	113,000	38,532
Achem Technology Corp.	103,000	54,973
AGV Products Corp. *	228,505	63,764
Ambassador Hotel Company, Ltd.	93,000	135,273
Ampoc Far-East Company, Ltd.	84,460	27,798
Arima Communication Corp.	129,000	54,400
Arima Computer Corp. *	407,000	57,658
Arima Optoelectronics Corp.	85,000	40,325
Asia Polymer Corp.	111,000	86,670
Asia Vital Components Company, Ltd. *	87,000	52,166
Audix Corp. *	80,000	52,713
Avision, Inc.	77,376	37,728
Bank of Kaohsiung, Ltd.	194,000	90,439
Basso Industry Corp. *	71,000	51,227
Behavior Technology Computer Corp. *	103,400	26,197
BES Engineering Corp. *	770,700	193,735
Biostar Microtech International Corp. *	82,000	36,606
C Sun Manufacturing, Ltd. *	81,000	44,299
Carnival Industrial Corp. *	198,000	47,946
Cathay Chemical Works, Inc.	93,000	35,235
Cathay Real Estate Development Company, Ltd.	442,000	246,826
Central Reinsurance Company, Ltd.	199,450	107,108
Champion Building Materials Comapny, Ltd. *	174,000	78,536
Chang Hwa Commercial Bank, Ltd.	2,683,000	1,909,294
Charoen Pokphand Enterprise Company, Ltd.	125,000	73,510
Cheng Loong Corp.	536,000	179,238
Cheng Uei Precision Industry Company, Ltd.	73,000	124,821
Chenming Mold Industrial Corp.	126,774	41,767
Chia Her Industrial Company, Ltd. *	360,000	29,058
Chia Hsin Cement Corp. *	274,000	195,437
Chien Shing Stainless Steel Company, Ltd. *	199,000	48,516
Chilisin Electronics Corp. *	95,000	40,688
China Airlines, Ltd.	989,680	430,395
China Chemical & Pharmaceutical Company, Ltd.	129,000	61,837
China Development Financial Holdings Corp.	6,440,280	2,599,197
China Electric Manufacturing Corp.	175,000	92,824
China General Plastics Corp. *	140,000	50,736
China Glaze Company, Ltd.	107,590	37,750

The accompanying notes are an integral part of the financial statements.

56

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
China Manmade Fibers Corp. *	604,000	$193,022
China Motor Company, Ltd.	427,125	275,810
China Petrochemical Development Corp. *	1,022,000	454,551
China Steel Structure Company, Ltd.	94,000	64,415
China Synthetic Rubber Corp.	180,000	192,139
China Wire & Cable Company, Ltd. *	110,000	34,464
Chin-Poon Industrial Company, Ltd.	158,000	116,341
Chun Yu Works & Company, Ltd.	155,000	59,236
Chun Yuan Steel Industrial Company, Ltd.	296,700	138,805
Chung Hwa Pulp Corp.	273,000	182,582
Chunghwa Picture Tubes, Ltd. *	4,331,000	1,134,367
CMC Magnetics Corp. *	1,823,000	515,314
Collins Company, Ltd.	186,000	73,535
Compeq Manufactuing Company, Ltd.	556,000	144,894
Continental Engineering Corp.	412,000	236,181
Cosmos Bank Taiwan *	497,000	36,023
Da-Cin Construction Company, Ltd.	218,000	138,257
Delpha Construction Company, Ltd. *	181,000	39,238
D-Link Corp.	248,000	334,992
E.Sun Financial Holding Company, Ltd. *	2,143,000	1,164,943
Eastern Media International Corp.	528,000	184,390
Eclat Textile Company, Ltd. *	90,000	40,622
Edom Technology Company, Ltd.	71,000	36,958
Elite Material Company, Ltd. *	109,000	41,297
Elitegroup Computer Systems Company, Ltd. *	562,000	185,155
Enlight Corp.	163,769	31,024
EVA Airways Corp. *	996,000	428,221
Everest Textile Company, Ltd.	230,000	49,254
Evergreen International Storage & Transport Corp.	550,000	391,395
Evergreen Marine Corp.	790,000	627,253
Everlight Chemical Industrial Corp. *	171,000	91,829
Everspring Industry Company, Ltd. *	138,000	30,234
Evertop Wire Cable Corp.	140,395	40,241
Excel Cell Electronic Company, Ltd.	34,000	14,562
Far Eastern International Bank *	967,000	318,266
Federal Corp.	226,665	123,216
Feng TAY Enterprise Company, Ltd.	174,000	118,950
First Copper Technology Company, Ltd.	104,000	43,857
First Insurance Company, Ltd.	115,000	54,937
Formosa Taffeta Company, Ltd.	579,000	571,313
Formosan Rubber Group, Inc.	136,000	70,346
Formosan Union Chemical	99,000	42,401
FU I Industrial *	202,000	61,892
Fwusow Industry Company, Ltd. *	99,000	50,555
Gigabyte Technology Company, Ltd.	450,000	340,988
Gigastorage Corp. *	146,000	37,711
Gold Circuit Electronics, Ltd.	185,000	104,224
Goldsun Development & Construction Company, Ltd.	697,310	344,600
Gordon Auto Body Parts Company, Ltd.	49,440	14,660
Grand Pacific Petrochemical Corp. *	285,000	85,069
Grape King, Inc.	108,000	69,384
Great China Metal Industry Company, Ltd.	90,000	45,514
GTM Corp. *	113,000	67,198
Hey Song Corp.	219,000	102,815
Hitron Technology, Inc. *	108,000	28,892

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Ho Tung Chemical Corp. *	308,000	$105,532
Hocheng Group Corp. *	229,500	78,257
Hold-Key Electric Wire & Cable Company, Ltd. *	138,000	44,101
Hong TAI Electric Industrial *	164,000	106,981
Hsing TA Cement Company, Ltd.	232,000	82,166
Hua Eng Wire & Cable Company, Ltd.	333,000	108,941
Hua Nan Financial Holdings Company, Ltd.	604,000	552,202
Hung Ching Development Company, Ltd.	166,000	74,378
Hung Sheng Construction Company, Ltd.	187,000	160,182
Hwa Fong Rubber Company, Ltd. *	77,000	25,114
Ichia Technologies, Inc.	109,000	80,081
International Semiconductor Technology, Ltd.	143,000	47,583
Inventec Company, Ltd.	1,062,000	626,291
Jui Li Enterprise Company, Ltd.	65,000	17,988
K Laser Technology, Inc. *	76,000	43,818
Kang Na Hsiung Enterprise Company, Ltd.	79,000	43,465
Kao Hsing Chang Iron & Steel Corp. *	447,000	141,524
Kaulin Manufacturing Company, Ltd. *	67,000	49,445
KEE TAI Properties Company, Ltd. *	79,000	38,650
Kenda Rubber Industrial Company, Ltd. *	74,000	41,568
Kindom Construction Company, Ltd.	194,000	93,635
King Yuan Electronics Company, Ltd.	514,695	223,832
King’s Town Bank *	471,000	142,760
Kinpo Electronics, Inc.	789,480	236,691
Kwong Fong Industries Corp. *	231,000	60,884
Lan Fa Textile Company, Ltd.	165,640	41,747
Lead Data, Inc. *	182,000	25,543
Lealea Enterprise Company, Ltd. *	307,000	70,295
LEE CHI Enterprises Company, Ltd. *	118,000	49,761
Leofoo Development Company, Ltd. *	86,000	60,208
Li Peng Enterprise Company, Ltd. *	281,600	58,541
Lien Hwa Industrial Corp.	308,878	170,960
Lingsen Precision Industries, Ltd.	146,178	49,845
Lite-On Technology Corp.	1,318,000	1,326,554
Long Bon Development Company, Ltd.	246,000	117,112
Long Chen Paper Company, Ltd.	218,549	78,123
Lucky Cement Corp.	167,000	53,589
Macronix International Company, Ltd., SADR	22,180	97,165
Macronix International Company, Ltd.	1,880,722	824,090
Mega Financial Holding Company, Ltd.	5,978,000	4,726,782
Meiloon Industrial Company, Ltd. *	101,000	42,259
Mercuries & Associates, Ltd.	232,000	99,364
Mercuries Data Systems, Ltd. *	204,000	42,879
Microelectronics Technology *	94,000	43,821
Micro-Star International Company, Ltd.	530,947	332,356
Mitac International	749,000	507,098
Mobiletron Electronics Company, Ltd. *	56,000	35,054
Mustek Systems, Inc. *	130,000	19,787
Namchow Chemical Industrial Company, Ltd. *	180,000	51,000
Nanya Technology Corp.	1,882,864	846,740
Nien Hsing Textile Company, Ltd.	259,000	139,940
Optimax Technology Corp. *	285,000	65,633
Pacific Construction Company, Ltd. *	160,000	20,980
Pan Jit International, Inc. *	85,000	57,268
Pan-International Industrial Company, Ltd.	218,000	288,004
Phihong Technology Company, Ltd. *	137,000	64,995

The accompanying notes are an integral part of the financial statements.

57

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Phoenix Precision Technology Corp.	420,000	$193,721
Prodisc Technology, Inc. *	762,000	63,766
Quintain Steel Company, Ltd. *	164,000	65,918
Ralec Electronic Corp. *	39,000	38,675
Rectron, Ltd. *	174,168	22,321
Reward Wool Industry Corp. *	186,000	47,124
Rexon Industrial Corp., Ltd. *	80,000	17,501
Ritek Corp. *	1,544,000	277,231
Sampo Corp. *	581,000	108,532
Sanyang Industrial Company, Ltd.	337,000	138,784
Sanyo Electric Taiwan Company, Ltd.	38,000	37,182
Sesoda Corp.	69,750	124,320
Sheng Yu Steel Company, Ltd.	110,000	96,761
Shin Kong Financial Holding Company, Ltd.	1,828,000	1,219,550
Shinkong Insurance Company, Ltd.	172,020	94,644
Shinkong Spinning Company, Ltd.	61,000	42,103
Shinkong Synthetic Fibers Corp. *	675,000	169,011
Shuttle, Inc. *	122,000	44,816
Sigurd Microelectronics Corp. *	163,000	78,136
Silicon Integrated Systems Corp. *	574,000	162,255
Sinon Corp.	164,000	82,937
SinoPac Holdings Company, Ltd.	4,396,000	1,904,504
Sintek Photronic Corp. *	383,000	136,276
Siward Crystal Technology Company, Ltd.	61,156	29,719
Solomon Technology Corp. *	89,000	42,810
Southeast Cement Company, Ltd.	295,000	107,395
Spirox Corp. *	59,000	43,055
Standard Chemical & Pharma *	65,000	46,684
Standard Foods Corp.	98,000	84,430
Stark Technology, Inc.	95,000	43,192
Sunonwealth Electric Machine Industry Company, Ltd. *	83,000	41,291
Sunplus Technology Company, Ltd.	259,000	250,868
T JOIN Transportation Company, Ltd. *	196,000	108,161
Ta Chong Bank, Ltd. *	750,000	250,799
Ta Ya Electric Wire & Cable Company, Ltd.	278,008	72,357
Tah Hsin Industrial Company, Ltd. *	120,000	81,837
TA-I Technology Company, Ltd. *	102,000	69,561
Taichung Commercial Bank *	656,000	277,719
Tainan Enterprises Company, Ltd. *	71,000	75,671
Tainan Spinning Company, Ltd.	798,000	316,802
Taishin Financial Holdings Company, Ltd. *	3,266,000	1,393,427
Taisun Enterprise Company, Ltd. *	150,000	44,575
Taita Chemical Company, Ltd. *	100,000	30,178
Taiwan Acceptance Corp.	30,000	22,288
Taiwan Business Bank *	1,850,000	694,824
Taiwan Cooperative Bank	1,912,580	1,776,917
Taiwan Fire & Marine Insurance Company, Ltd.	71,000	66,198
Taiwan Fu Hsing Industrial Company, Ltd.	86,000	46,608
Taiwan Glass Industrial Corp.	473,472	503,843
Taiwan Kolin Company, Ltd. *	327,000	74,551
Taiwan Mask Corp.	182,000	103,433
Taiwan Paiho, Ltd. *	92,000	63,348
Taiwan Pulp & Paper Corp. *	176,000	73,930
Taiwan Sakura Corp. *	100,000	33,275
Taiwan Styrene Monomer Corp.	250,640	92,484

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Tea Corp. *	382,000	$193,813
Taiyen Biotech Company, Ltd.	115,000	72,365
Tatung Company, Ltd. *	2,291,000	924,612
Teapo Electronic Corp. *	205,000	32,959
Teco Electric & Machinery Company, Ltd.	1,256,000	703,456
Tecom Company, Ltd.	108,000	58,353
Test-Rite International Company, Ltd.	197,000	118,772
Tex-Ray Industrial Company, Ltd.	90,000	27,576
Ton Yi Industrial Corp.	664,000	321,576
Tong Yang Industry Company, Ltd.	180,000	125,424
Twinhead International Corp. *	224,000	31,512
TYC Brother Industrial Company, Ltd. *	139,000	70,295
Tycoons Group Enterprise Company, Ltd. *	238,000	85,860
Tze Shin International Company, Ltd.	59,360	37,940
Union Bank of Taiwan *	842,000	178,370
Unitech Electronics Company, Ltd.	101,299	44,721
Unitech Printed Circuit Board Corp. *	151,000	122,380
United Integrated Services Company, Ltd. *	99,000	83,171
United Microelectronics Corp.	8,696,454	4,612,819
Universal Cement Corp. *	275,100	230,662
Universal Scientific Industrial Company, Ltd.	525,000	275,014
UPC Technology Corp.	386,899	205,858
USI Corp.	329,000	174,510
U-Tech Media Corp. *	180,000	35,641
Ve Wong Corp. *	61,000	37,581
Walsin Lihwa Corp.	1,814,000	654,410
Walsin Technology Corp.	259,000	131,407
Waterland Financial Holding Company	1,076,600	324,899
Wei Chih Steel Industrial Company, Ltd. *	100,000	49,419
Winbond Electronics Corp.	2,274,000	479,478
Wintek Corp. *	720,000	440,022
WUS Printed Circuit Company, Ltd. *	225,000	44,551
Yageo Corp.	1,658,000	512,919
Yang Ming Marine Transport Corp.	840,662	553,923
Yi Jinn Industrial Company, Ltd. *	219,800	37,076
Yieh Phui Enterprise Company, Ltd.	718,940	367,132
Yosun Industrial Corp.	75,174	56,592
Yuen Foong Yu Paper Manufacturing Company, Ltd.	768,610	298,804
Yulon Motor Company, Ltd.	501,355	508,738
Yung Chi Paint & Varnish Manufacturing Company, Ltd. *	63,000	80,532
Yungtay Engineering Company, Ltd.	177,000	104,965
Zig Sheng Industrial Company, Ltd.	203,600	42,930
Zippy Technology Corp. *	79,000	45,027
Zyxel Communications Corp.	201,000	167,870
		57,552,896
Thailand - 2.45%
Aapico Hitech PCL	120,600	37,152
Adkinson Securities PCL *	2,245,200	46,334
Asia Plus Securities PCL	440,200	34,495
Bangkok Aviation Fuel Services PCL	139,371	40,017
Bangkok Bank PCL, Foreign Shares	30,000	107,672
Bangkok Bank PCL, NVDR	1,131,100	4,025,748
Bangkok Expressway PCL	320,600	156,297
Bangkok Insurance PCL	1,500	12,382

The accompanying notes are an integral part of the financial statements.

58

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Bangkok Land PCL *	6,345,600	$100,588
Cal-Comp Electronics Thailand PCL	903,000	135,038
Capital Nomura Securities PCL	25,000	18,693
Charoen Pokphand Foods PCL	2,900,700	326,204
CS Loxinfo PCL	394,400	38,927
Delta Electronics Thailand PCL	293,600	180,015
Eastern Water Resources Development & Management PCL	295,200	38,848
Golden Land Property PCL	37,000	7,525
Hemaraj Land & Development PCL	4,907,500	165,858
Home Product Center PCL	358,382	52,308
Jasmine International PCL *	5,110,500	74,896
KGI Securities Thailand PCL	1,851,200	103,537
Kiatnakin Finance PCL	238,300	178,182
Krung Thai Bank PCL	4,227,200	1,068,337
Krungthai Card PCL	134,500	88,500
Loxley PCL *	1,513,100	108,612
MBK PCL	46,300	96,934
Nakornthai Strip Mill PCL *	12,761,300	175,570
National Finance PCL	874,200	350,360
Padaeng Industry PCL	79,100	55,833
Polyplex PCL	372,400	66,828
Power Line Engineering PCL	224,700	26,613
Pranda Jewelry PCL	214,300	50,314
PTT Chemical PCL	567,100	1,780,933
Quality House PCL	3,885,800	251,034
Regional Container Lines PCL	209,100	111,320
Robinson Department Store PCL	154,900	41,696
Saha-Union PCL	157,500	86,205
Sahaviriya Steel Industries PCL	5,606,100	179,409
Samart Corp. PCL	158,500	35,080
Sansiri PCL	965,300	84,303
SC Asset Corp. PCL	168,200	45,024
Seamico Securities PCL *	416,000	31,105
Serm Suk PCL *	86,700	42,267
Shin Satellite PCL *	488,500	110,309
Siam Commercial Bank PCL	490,700	1,137,408
Sino Thai Engineering & Construction PCL *	314,900	35,789
Sri Trang Agro-Industry PCL	60,500	28,771
Supalai PCL	991,500	88,964
Tata Steel Thailand PCL	1,714,200	150,733
Thai Oil Public Company, Ltd.	21,000	31,718
Thai Plastic & Chemical PCL	352,400	227,661
Thai Union Frozen Products PCL	312,600	156,136
Tipco Asphalt PCL	97,100	51,403
Tisco Bank PCL, Foreign	54,700	33,211
TMB Bank PCL *	8,802,191	313,283
TPI Polene PCL	800,000	143,562
Vanachai Group PCL	672,300	61,932
		13,227,873
Turkey - 2.65%
Adana Cimento Sanayii TAS	137,502	50,565
Akenerji Elektrik Uretim AS *	28,238	258,450
Aksa Akrilik Kimya Sanayii AS *	52,488	78,923
Aksigorta AS	148,926	501,410
Alarko Holding AS	47,896	107,244

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Alkim Alkali Kimya AS	9,413	$60,769
Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS *	14,167	67,727
Anadolu Cam Sanayii AS *	92,357	163,023
Anadolu Isuzu Otomotiv Sanayi AS	6,122	39,272
Anadolu Sigorta AS	204,928	149,045
Ayen Enerji AS *	53,740	101,007
Aygaz AS *	114,663	267,987
Bati Cimento AS	7,206	26,028
BatiSoke AS	16,968	20,245
Bolu Cimento Sanayii AS	79,896	96,630
Borusan Mannesmann Boru Sanayi AS	5,559	40,204
Bossa Ticaret ve Sanayi Isletmeleri TAS	57,084	48,048
Brisa Bridgestone Sabanci Lastik San ve Tic AS	832	33,485
BSH Ev Aletleri Sanayi ve Ticaret AS	2,182	42,617
Cemtas Celik Makina Sanayi ve Ticaret AS	67,700	82,986
Cimsa Cimento Sanayi ve Ticaret AS	47,762	173,297
Dogan Sirketler Grubu Holdings AS *	640,222	779,546
Dogus Otomotiv Servis ve Ticaret AS	48,187	116,559
Eczacibasi Ilac Sanayi AS	54,563	171,220
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret AS *	33,480	67,578
Eregli Demir ve Celik Fabrikalari TAS	569,837	4,656,672
Gentas Genel Metal Sanayi ve Ticaret AS	43,807	37,589
Global Yatirim Holding AS *	112,799	71,899
Goldas Kuyumculuk Sanayi AS *	54,846	59,162
Goodyear Lastikleri TAS *	2,606	27,259
GSD Holding AS *	219,149	184,460
Gunes Sigorta AS	31,528	83,477
Hektas Ticaret TAS	57,406	52,072
Izmir Demir Celik Sanayi AS	26,754	60,780
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS *	137,304	134,645
Kartonsan Karton Sanayi ve Ticaret AS	1,065	43,951
Konya Cimento Sanayii AS	708	22,564
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret Anonim Sirketi AS *	45,827	67,784
Marmaris Marti Otel Isletmeleri AS *	100,968	47,856
Menderes Tekstil Sanayi ve Ticaret AS *	126,375	38,211
Mutlu Aku ve Malzemeleri Sanayi AS *	28,331	43,989
Net Turizm Ticaret ve Sanayi AS *	98,338	47,413
Nortel Networks Netas Telekomunikasyon AS	3,939	45,709
Parsan Makina Parcalari Sanayii AS *	40,197	74,567
Pinar Entegre Et ve Un Sanayi AS	36,324	80,146
Pinar Sut Mamulleri Sanayii AS	25,633	77,504
Sanko Pazarlama Ithalat Ihracat AS *	20,076	44,624
Sarkuysan Elektrolitik Bakir AS	32,233	63,481
Tekstil Bankasi AS *	60,005	89,245
Trakya Cam Sanayi AS *	218,342	235,525
Turk Sise ve Cam Fabrikalari AS *	405,141	430,402
Turkiye Is Bankasi AS	1,093,142	3,573,235
Ulker Gida Sanayi ve Ticaret AS	26,738	57,247
Usas Ucak Servisi AS *	27,986	29,274
Uzel Makina Sanayi AS *	20,846	13,287
Uzel Makina Sanayi AS *	2,085	681
Vestel Elektronik Sanayi ve Tracaret AS *	71,840	115,653

The accompanying notes are an integral part of the financial statements.

59

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Zorlu Enerji Elektrik Uretim AS *	33,714	$141,887
		14,296,115
United States - 0.00%
Patni Computer Systems, Ltd., SADR	1,338	13,434
TOTAL COMMON STOCKS (Cost $547,364,463)		$502,488,442
PREFERRED STOCKS - 5.82%
Brazil - 5.82%
Bardella SA Industrias Mecanicas * (h)	916	148,271
Brasmotor SA (h)	88,000	49,404
Centrais Eletricas de Santa Catarina SA, Series B (h)	16,800	496,738
Companhia de Tecidos Norte de Minas SA * (h)	5,000	24,640
Confab Industrial SA (h)	56,693	243,662
Fabrica de Produtos Alimenticios Vigor SA * (h)	96,000	162,286
Klabin SA (h)	18,200	68,004
Mahle-Metal Leve SA Industria e Comercio (h)	1,500	36,473
Marcopolo SA (h)	103,400	405,705
Metalurgica Gerdau SA (h)	332,600	10,788,597
Petroquimica Uniao SA (h)	7,318	64,639
Saraiva SA Livreiros Editores (h)	1,900	38,223
Suzano Papel e Celulose SA * (h)	137,900	2,233,961
Telemar Norte Leste SA, Series A (h)	100,000	5,489,364
Uniao de Industrias Petroquimicas SA, Series B (h)	393,800	375,843
Usinas Siderurgicas de Minas Gerais SA, Series A (h)	217,800	10,733,080
Whirlpool SA (h)	10,500	22,531
		31,381,421
TOTAL PREFERRED STOCKS (Cost $15,712,249)		$31,381,421
WARRANTS - 0.01%
India - 0.00%
Cholamandalam DBS Finance, Ltd. (Expiration Date 12/31/2049, Strike Price INR 140.00) *	4,517	2,745
Malaysia - 0.01%
Bandar Raya Developments BHD (Expiration Date 09/26/2012, Strike Price MYR 1.10) *	108,360	23,214
Thailand - 0.00%
Bangkok Land Public Company, Ltd. (Expiration Date 05/02/2013, Strike Price THB 1.10) *	2,459,535	5,885
TOTAL WARRANTS (Cost $3,144)		$31,844
RIGHTS - 0.01%
Israel - 0.01%
Koor Industries, Ltd. (Expiration Date 06/29/2008, Strike Price ILS 16,200.00) *	1,570	27,203
TOTAL RIGHTS (Cost $0)		$27,203

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS - 0.71%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $3,849,192 on 07/01/2008, collateralized by $3,885,000 Federal National Mortgage Association, 3.375% due 03/05/2010 (valued at $3,928,706, including interest)
	$3,849,000	$3,849,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,849,000)		$3,849,000
Total Investments (Emerging Markets Value Trust) (Cost $566,928,856) - 99.78%		$537,777,910
Other Assets in Excess of Liabilities - 0.22%		1,186,415
TOTAL NET ASSETS - 100.00%		$538,964,325
The portfolio had the following five top industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Banking	14.44%
Steel	6.74%
Food & Beverages	5.29%
Financial Services	5.26%
International Oil	4.96%

Emerging Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.20%
Basic Materials - 1.18%
Horsehead Holding Corp. *	79,600	$967,936
Zoltek Companies, Inc. * (a)	45,061	1,092,729
		2,060,665
Communications - 8.32%
Centennial Communications Corp., Class A *	183,519	1,282,798
Central European Media Enterprises, Ltd., Class A * (a)	23,493	2,126,821
Comtech Telecommunications Corp. *	39,066	1,914,234
DealerTrack Holdings, Inc. * (a)	82,710	1,167,038
inVentiv Health, Inc. *	61,929	1,721,007
Moneysupermarket.com Group PLC	245,115	478,468
NTELOS Holdings Corp.	56,855	1,442,411
PAETEC Holding Corp. * (a)	186,946	1,187,107
Sinclair Broadcast Group, Inc., Class A (a)	220,530	1,676,028
TW Telecom, Inc. * (a)	95,701	1,534,087
		14,529,999
Consumer, Cyclical - 11.90%
Brown Shoe, Inc.	67,485	914,422
Central European Distribution Corp. * (a)	74,016	5,488,286
China Dongxiang Group Company	1,537,000	620,931
Deckers Outdoor Corp. *	14,922	2,077,142
Dollar Tree, Inc. *	41,445	1,354,837
G & K Services, Class A	27,815	847,245
Gafisa S.A., SADR (a)	57,840	1,987,961

The accompanying notes are an integral part of the financial statements.

60

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Emerging Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Gymboree Corp. *	36,475	$1,461,553
Life Time Fitness, Inc. * (a)	36,275	1,071,926
LKQ Corp. *	70,521	1,274,315
Longs Drug Stores Corp.	26,490	1,115,494
Lululemon Athletica, Inc. * (a)	33,505	973,655
Warnaco Group, Inc. *	36,245	1,597,317
		20,785,084
Consumer, Non-cyclical - 22.28%
Amedisys, Inc. * (a)	35,935	1,811,843
American Oriental Bioengineering, Inc. * (a)	154,340	1,523,336
Applera Corp. - Celera Genomics Group *	129,677	1,473,131
Bankrate, Inc. *	25,335	989,838
Bare Escentuals, Inc. * (a)	61,422	1,150,434
Capella Education Company *	23,455	1,399,091
Chattem, Inc. * (a)	26,430	1,719,271
Conceptus, Inc. * (a)	49,855	921,819
Eurand NV * (a)	92,801	1,319,630
Herbalife, Ltd.	35,415	1,372,331
HMS Holdings Corp. *	55,466	1,190,855
Hologic, Inc. *	35,955	783,819
ICON PLC, SADR *	18,453	1,393,571
Illumina, Inc. *	30,471	2,654,329
Immucor, Inc. *	31,738	821,379
Kendle International, Inc. * (a)	0	0
Luminex Corp. * (a)	45,670	938,519
Natus Medical, Inc. *	63,580	1,331,365
Parexel International Corp. *	56,110	1,476,254
PSS World Medical, Inc. *	101,849	1,660,139
Psychiatric Solutions, Inc. * (a)	40,012	1,514,054
Sixt AG	23,800	941,295
Sligro Food Group NV	27,556	1,110,671
Sun Healthcare Group, Inc. *	131,008	1,754,197
The Geo Group, Inc. *	73,171	1,646,347
United Therapeutics Corp. * (a)	13,489	1,318,550
Volcano Corp. *	84,082	1,025,800
Watson Wyatt Worldwide, Inc., Class A	26,332	1,392,699
Wright Medical Group, Inc. *	79,770	2,266,266
		38,900,833
Energy - 12.25%
Arena Resources, Inc. *	34,185	1,805,652
Carrizo Oil & Gas, Inc. *	36,115	2,459,070
Concho Resources, Inc. *	107,250	4,000,425
Core Laboratories N.V. *	17,220	2,451,267
Dana Petroleum PLC *	38,660	1,463,093
JKX Oil & Gas PLC	117,565	1,228,231
Parker Drilling Company *	93,745	938,387
Penn Virginia Corp.	33,848	2,552,816
Rex Energy Corp. *	54,565	1,440,516
Superior Energy Services, Inc. *	55,220	3,044,831
		21,384,288
Financial - 11.83%
Affiliated Managers Group, Inc. *	26,410	2,378,485
Alexandria Real Estate Equities, Inc., REIT (a)	8,510	828,363
BioMed Realty Trust, Inc., REIT	92,690	2,273,686
Castlepoint Holdings, Ltd.	126,810	1,152,703

Emerging Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial (continued)
Corporate Office Properties Trust, REIT	42,064	$1,444,057
East West Bancorp, Inc.	63,721	449,870
Extra Space Storage, Inc., REIT	54,125	831,360
Flughafen Wien AG	8,070	769,973
GFI Group, Inc.	105,395	949,609
Intermediate Capital Group PLC	32,470	877,645
optionsXpress Holdings, Inc.	60,925	1,361,065
PrivateBancorp, Inc.	38,050	1,155,959
Prosperity Bancshares, Inc.	49,825	1,331,822
Signature Bank *	27,845	717,287
Stifel Financial Corp. * (a)	34,403	1,183,119
Sunstone Hotel Investors, Inc., REIT	83,575	1,387,345
Tower Group, Inc.	54,195	1,148,392
Virginia Commerce Bancorp, Inc. * (a)	80,882	419,777
		20,660,517
Industrial - 12.99%
Aalberts Industries NV	17,510	330,824
Actuant Corp., Class A	38,238	1,198,761
Baldor Electric Company (a)	57,660	2,016,947
Barnes Group, Inc.	71,430	1,649,319
BE Aerospace, Inc. *	46,875	1,091,719
Bristow Group, Inc. * (a)	32,095	1,588,382
Carillion PLC	133,339	883,755
Clean Harbors, Inc. *	16,840	1,196,650
GulfMark Offshore, Inc. *	31,495	1,832,379
Intermec, Inc. *	57,510	1,212,311
Middleby Corp. *	29,675	1,303,029
Old Dominion Freight Lines, Inc. * (a)	55,382	1,662,568
Peace Mark Holdings, Ltd.	934,000	649,239
Silgan Holdings, Inc.	34,657	1,758,496
Snap-on, Inc.	30,745	1,599,047
Stanley, Inc. *	43,815	1,468,679
Triumph Group, Inc. (a)	26,185	1,233,313
		22,675,418
Technology - 14.63%
Entegris, Inc. *	186,183	1,219,499
FactSet Research Systems, Inc. (a)	34,764	1,959,299
FormFactor, Inc. *	86,551	1,595,135
Intersil Corp., Class A	50,020	1,216,487
JDA Software Group, Inc. *	75,774	1,371,509
MICROS Systems, Inc. *	77,635	2,367,091
Monolithic Power Systems, Inc. *	52,042	1,125,148
Nuance Communications, Inc. * (a)	91,830	1,438,976
Omniture, Inc. * (a)	51,865	963,133
ON Semiconductor Corp. *	421,545	3,865,568
Progress Software Corp. *	66,255	1,694,140
Solera Holdings, Inc. *	70,865	1,960,126
Taleo Corp. *	24,690	483,677
Varian Semiconductor Equipment Associates, Inc. *	47,375	1,649,598
Verigy, Ltd. *	116,354	2,642,399
		25,551,785

The accompanying notes are an integral part of the financial statements.

61

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Emerging Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities - 0.82%
Avista Corp.	66,969	$1,437,155
TOTAL COMMON STOCKS (Cost $165,927,734)		$167,985,744
SHORT TERM INVESTMENTS - 21.38%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$37,332,508	$37,332,508
TOTAL SHORT TERM INVESTMENTS (Cost $37,332,508)		$37,332,508
REPURCHASE AGREEMENTS - 1.85%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $3,235,162 on 07/01/2008, collateralized by $3,325,000 Federal National Mortgage Association, 5.55% due 07/10/2028 (valued at $3,304,219, including interest)
	$3,235,000	$3,235,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,235,000)		$3,235,000
Total Investments (Emerging Small Company Trust) (Cost $206,495,242) - 119.43%		$208,553,252
Liabilities in Excess of Other Assets - (19.43)%		(33,931,357)
TOTAL NET ASSETS - 100.00%		$174,621,895

Equity-Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 94.55%
Basic Materials - 5.28%
Alcoa, Inc.	231,700	$8,253,154
E.I. Du Pont de Nemours & Company	465,100	19,948,139
Eli Lilly & Company	594,400	27,437,504
International Flavors & Fragrances, Inc.	412,000	16,092,720
International Paper Company	1,027,400	23,938,420
MeadWestvaco Corp.	453,100	10,801,904
		106,471,841
Communications - 11.80%
Alcatel-Lucent, SADR *	1,548,400	9,352,336
AT&T, Inc.	1,235,649	41,629,015
Cablevision Systems Corp., Class A *	360,400	8,145,040
CBS Corp., Class B	615,450	11,995,120
Comcast Corp., Class A	257,200	4,879,084
eBay, Inc. *	308,800	8,439,504
Gannett Company, Inc.	613,400	13,292,378
McGraw-Hill Companies, Inc.	564,200	22,635,704
Motorola, Inc.	973,300	7,144,022
Qwest Communications International, Inc. (a)	2,316,100	9,102,273
Sprint Nextel Corp.	1,299,000	12,340,500
The New York Times Company, Class A (a)	795,100	12,236,589
Time Warner, Inc.	1,567,500	23,199,000

Equity-Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications (continued)
Verizon Communications, Inc.	547,700	$19,388,580
Walt Disney Company	618,600	19,300,320
Yahoo!, Inc. *	718,700	14,848,342
		237,927,807
Consumer, Cyclical - 6.85%
Bed Bath & Beyond, Inc. *	594,900	16,716,690
D.R. Horton, Inc.	615,100	6,673,835
Ford Motor Company * (a)	801,100	3,853,291
Genuine Parts Company	275,500	10,931,840
Harley-Davidson, Inc.	335,500	12,165,230
Harman International Industries, Inc.	154,900	6,411,311
Home Depot, Inc.	909,300	21,295,806
Macy’s, Inc.	180,200	3,499,484
Mattel, Inc.	654,800	11,210,176
MGM Mirage *	398,900	13,518,721
Newell Rubbermaid, Inc.	722,700	12,134,133
Southwest Airlines Company	543,000	7,080,720
Whirlpool Corp.	206,300	12,734,899
		138,226,136
Consumer, Non-cyclical - 17.10%
Abbott Laboratories	254,400	13,475,568
Amgen, Inc. *	439,400	20,722,104
Anheuser-Busch Companies, Inc.	359,700	22,344,564
Avery Dennison Corp.	412,900	18,138,697
Bristol-Myers Squibb Company	683,500	14,032,255
Campbell Soup Company	201,600	6,745,536
Colgate-Palmolive Company	127,100	8,782,610
Fortune Brands, Inc.	259,800	16,214,118
General Mills, Inc.	356,500	21,664,505
H & R Block, Inc.	772,300	16,527,220
Hershey Company	771,000	25,273,380
Johnson & Johnson	433,600	27,897,824
Kimberly-Clark Corp.	214,300	12,810,854
Kraft Foods, Inc., Class A	490,400	13,951,880
McCormick & Company, Inc.	215,900	7,698,994
Merck & Company, Inc.	539,000	20,314,910
Pfizer, Inc.	1,163,000	20,317,610
Procter & Gamble Company	257,800	15,676,818
UST, Inc.	179,500	9,802,495
WellPoint, Inc. *	154,900	7,382,534
Whole Foods Market, Inc. (a)	128,700	3,048,903
Wyeth	463,500	22,229,460
		345,052,839
Energy - 14.75%
Anadarko Petroleum Corp.	361,400	27,047,176
BJ Services Company	405,000	12,935,700
BP PLC, SADR	294,400	20,481,408
Chevron Corp.	592,200	58,704,786
Duke Energy Corp.	761,700	13,238,346
Exxon Mobil Corp.	623,500	54,949,055
Murphy Oil Corp.	310,100	30,405,305
Royal Dutch Shell PLC, ADR	516,900	42,235,899
Schlumberger, Ltd.	118,400	12,719,712
Spectra Energy Corp.	406,850	11,692,869

The accompanying notes are an integral part of the financial statements.

62

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Sunoco, Inc.	320,500	$13,041,145
		297,451,401
Financial - 18.65%
Allied Irish Banks PLC-Sponsored ADR	329,300	10,139,147
American International Group, Inc.	695,200	18,394,992
Bank of America Corp.	514,800	12,288,276
Bank of New York Mellon Corp.	651,300	24,638,679
Capital One Financial Corp.	352,800	13,409,928
Chubb Corp.	154,500	7,572,045
Citigroup, Inc.	576,600	9,663,816
Countrywide Financial Corp. (a)	479,200	2,036,600
Federal National Mortgage Association	846,400	16,513,264
Fifth Third Bancorp (a)	772,300	7,862,014
Genworth Financial, Inc., Class A	277,500	4,942,275
JP Morgan Chase & Company	1,325,000	45,460,750
KeyCorp	697,900	7,662,942
Legg Mason, Inc.	296,400	12,914,148
Lincoln National Corp.	396,500	17,969,380
Marsh & McLennan Companies, Inc.	1,156,800	30,713,040
Merrill Lynch & Company, Inc.	592,100	18,775,491
National City Corp. (a)	597,600	2,850,552
Progressive Corp.	564,200	10,561,824
Royal Bank of Scotland Group PLC	697,000	2,984,886
SLM Corp. *	746,700	14,448,645
SunTrust Banks, Inc.	490,600	17,769,532
The Travelers Companies, Inc.	258,100	11,201,540
U.S. Bancorp	851,700	23,753,913
UBS AG *	437,600	9,184,224
Wells Fargo & Company	952,300	22,617,125
		376,329,028
Industrial - 10.31%
3M Company	370,800	25,803,972
Black & Decker Corp.	102,700	5,906,277
Cooper Industries, Ltd., Class A	239,000	9,440,500
Eastman Kodak Company (a)	671,900	9,695,517
General Electric Company	2,316,800	61,835,392
Honeywell International, Inc.	309,700	15,571,716
Illinois Tool Works, Inc.	467,600	22,215,676
Masco Corp.	853,300	13,422,409
United Parcel Service, Inc., Class B	154,500	9,497,115
USG Corp. * (a)	308,000	9,107,560
Vulcan Materials Company (a)	232,400	13,892,872
Waste Management, Inc.	308,800	11,644,848
		208,033,854
Technology - 4.88%
Analog Devices, Inc.	515,300	16,371,081
Applied Materials, Inc.	411,100	7,847,899
Automatic Data Processing, Inc.	51,200	2,145,280
Computer Sciences Corp. *	267,200	12,515,648
Dell, Inc. *	838,600	18,348,568
Intel Corp.	535,200	11,496,096
Microsoft Corp.	1,082,900	29,790,579
		98,515,151

Equity-Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities - 4.93%
Entergy Corp.	133,800	$16,120,224
FirstEnergy Corp.	194,400	16,004,952
NiSource, Inc.	1,014,300	18,176,256
PG&E Corp.	231,500	9,188,235
Pinnacle West Capital Corp.	242,100	7,449,417
Progress Energy, Inc.	340,900	14,259,847
Teco Energy, Inc.	237,000	5,093,130
Xcel Energy, Inc.	657,200	13,190,004
		99,482,065
TOTAL COMMON STOCKS (Cost $2,039,746,442)		$1,907,490,122
PREFERRED STOCKS - 0.98%
Financial - 0.53%
Merrill Lynch & Company, Inc. *	103	6,695,118
National City Corp., Series 1, 6.00%	41	3,911,400
		10,606,518
Government - 0.45%
Federal National Mortgage Association, Series 08-1, 8.75% *	239,800	9,184,340
TOTAL PREFERRED STOCKS (Cost $25,263,481)		$19,790,858
CONVERTIBLE BONDS - 0.11%
Consumer, Cyclical - 0.11%
Ford Motor Company 4.25% due 12/15/2036	3,123,000	2,227,739
TOTAL CONVERTIBLE BONDS (Cost $3,123,000)		$2,227,739
SHORT TERM INVESTMENTS - 7.23%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$68,125,049	$68,125,049
T. Rowe Price Reserve Investment Fund, 2.69%	77,634,696	77,634,696
TOTAL SHORT TERM INVESTMENTS (Cost $145,759,745)		$145,759,745
REPURCHASE AGREEMENTS - 0.16%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $3,318,166 on 07/01/2008, collateralized by $3,375,000 Federal National Mortgage Association, 3.20% due 05/06/2010 (valued at $3,385,800, including interest)
	$3,318,000	$3,318,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,318,000)		$3,318,000
Total Investments (Equity-Income Trust) (Cost $2,217,210,668) - 103.03%		$2,078,586,464
Liabilities in Excess of Other Assets - (3.03)%		(61,065,753)
TOTAL NET ASSETS - 100.00%		$2,017,520,711

The accompanying notes are an integral part of the financial statements.

63

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Financial Services Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.18%
Consumer, Non-cyclical - 13.98%
Dun & Bradstreet Corp.	69,300	$6,073,452
H & R Block, Inc.	114,700	2,454,580
Moody’s Corp. (a)	140,500	4,838,820
Visa, Inc. *	27,000	2,195,370
		15,562,222
Energy - 8.48%
Canadian Natural Resources, Ltd.	94,200	9,443,550
Financial - 72.38%
Ambac Financial Group, Inc.	27,000	36,180
American Express Company	288,800	10,879,096
American International Group, Inc.	130,300	3,447,738
Ameriprise Financial, Inc.	58,440	2,376,755
Bank of New York Mellon Corp.	141,800	5,364,294
Brookfield Asset Management, Inc. *	56,700	1,845,018
China Life Insurance Company, Ltd., SADR (a)	52,764	2,753,226
Everest Re Group, Ltd.	36,300	2,893,473
FPIC Insurance Group, Inc. *	53,634	2,430,693
Goldman Sachs Group, Inc.	7,200	1,259,280
ICICI Bank, Ltd., SADR *	12,900	371,004
JP Morgan Chase & Company	150,948	5,179,026
Julius Baer Holding AG	16,900	1,141,501
Loews Corp.	217,600	10,205,440
Markel Corp. *	14,400	5,284,800
MBIA, Inc.	75,600	331,884
Merrill Lynch & Company, Inc.	140,100	4,442,571
Oaktree Capital Group, LLC *	63,200	1,769,600
Progressive Corp.	180,800	3,384,576
RHJ International *	71,525	900,901
State Bank of India GDR	73,118	3,933,748
T. Rowe Price Group, Inc.	23,300	1,315,751
The First Marblehead Corp. (a)	216,750	557,047
Transatlantic Holdings, Inc.	92,237	5,208,623
Wells Fargo & Company	138,100	3,279,875
		80,592,100
Industrial - 2.34%
Sealed Air Corp.	137,000	2,604,370
TOTAL COMMON STOCKS (Cost $111,898,151)		$108,202,242
SHORT TERM INVESTMENTS - 9.83%
Intesa Funding LLC 2.25% due 07/01/2008	$2,975,000	$2,975,000
John Hancock Cash Investment Trust, 2.5657% (c)(f)	7,963,614	7,963,614
TOTAL SHORT TERM INVESTMENTS (Cost $10,938,614)		$10,938,614
Total Investments (Financial Services Trust) (Cost $122,836,765) - 107.01%		$119,140,856
Liabilities in Excess of Other Assets - (7.01)%		(7,801,708)
TOTAL NET ASSETS - 100.00%		$111,339,148

Franklin Templeton Founding Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.00%
Income (Templeton) (j)	39,651,529	$455,596,069
Global (Templeton) (j)	29,446,403	452,002,293
Mutual Shares (Templeton) (j)	44,628,716	451,642,607
TOTAL INVESTMENT COMPANIES (Cost $1,566,918,001)		$1,359,240,969
Total Investments (Franklin Templeton Founding Allocation Trust) (Cost $1,566,918,001) - 100.00%		$1,359,240,969
Liabilities in Excess of Other Assets - 0.00%		(48,853)
TOTAL NET ASSETS - 100.00%		$1,359,192,116

Fundamental Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 94.67%
Basic Materials - 1.24%
BHP Billiton PLC	200,400	$7,663,999
Rio Tinto PLC	71,500	8,557,851
Sino-Forest Corp. *	336,600	5,895,534
		22,117,384
Communications - 7.91%
Amazon.com, Inc. *	73,600	5,397,088
Cisco Systems, Inc. *	404,908	9,418,160
Comcast Corp., Special Class A	2,257,334	42,347,586
eBay, Inc. *	152,900	4,178,757
Google, Inc., Class A *	20,320	10,696,855
Grupo Televisa SA, SADR	822,900	19,436,898
Liberty Media Corp. - Capital, Series A *	53,005	763,272
Liberty Media Corp. - Entertainment, Series A *	220,020	5,331,085
Liberty Media Holding Corp.-Interactive A *	261,125	3,854,205
News Corp., Class A	1,489,300	22,399,072
Sprint Nextel Corp.	1,087,000	10,326,500
Virgin Media, Inc. (a)	31,717	431,668
WPP Group PLC, SADR	133,949	6,405,441
		140,986,587
Consumer, Cyclical - 9.21%
Bed Bath & Beyond, Inc. *	421,250	11,837,125
CarMax, Inc. * (a)	414,100	5,876,079
Costco Wholesale Corp.	1,263,091	88,593,203
CVS Caremark Corp.	714,907	28,288,870
Harley-Davidson, Inc.	531,968	19,289,160
Hunter Douglas NV	51,278	3,095,368
Lowe’s Companies, Inc.	294,300	6,106,725
Sears Holdings Corp. * (a)	14,570	1,073,226
		164,159,756
Consumer, Non-cyclical - 14.50%
Altria Group, Inc.	882,997	18,154,418
Avon Products, Inc.	140,988	5,078,388
Cardinal Health, Inc.	257,878	13,301,347
Cosco Pacific, Ltd.	2,122,185	3,478,345
Covidien, Ltd.	324,842	15,556,683
Diageo PLC, SADR	320,319	23,661,965
Dun & Bradstreet Corp.	82,305	7,213,210

The accompanying notes are an integral part of the financial statements.

64

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Express Scripts, Inc. *	195,200	$12,242,944
H & R Block, Inc.	829,890	17,759,646
Heineken Holding NV	342,050	15,693,084
Hershey Company	79,417	2,603,289
Iron Mountain, Inc. *	855,809	22,721,729
Johnson & Johnson	119,900	7,714,366
Moody’s Corp. (a)	359,799	12,391,478
Philip Morris International, Inc.	882,997	43,611,222
Procter & Gamble Company	323,030	19,643,454
UnitedHealth Group, Inc.	414,800	10,888,500
Visa, Inc. *	46,040	3,743,513
Whole Foods Market, Inc. (a)	124,600	2,951,774
		258,409,355
Diversified - 0.75%
China Merchants Holdings International Company, Ltd.	3,434,405	13,279,978
Energy - 20.59%
Canadian Natural Resources, Ltd.	348,445	34,931,611
China Coal Energy Company, H Shares	6,309,100	11,036,728
ConocoPhillips	875,776	82,664,497
Devon Energy Corp.	602,931	72,448,189
EOG Resources, Inc.	514,682	67,526,278
Occidental Petroleum Corp.	823,518	74,001,327
OGX Petroleo e Gas Participacoes SA *	4,900	3,881,854
Transocean, Inc. *	134,663	20,521,295
		367,011,779
Financial - 27.88%
Ambac Financial Group, Inc. (a)	273,092	365,943
American Express Company	1,541,919	58,084,089
American International Group, Inc.	1,453,517	38,460,060
Ameriprise Financial, Inc.	270,327	10,994,199
Aon Corp.	278,532	12,795,760
Bank of New York Mellon Corp.	562,110	21,264,621
Berkshire Hathaway, Inc., Class A *	594	71,725,500
Brookfield Asset Management, Inc. *	293,800	9,560,252
Citigroup, Inc.	361,081	6,051,718
Discover Financial Services	84,112	1,107,755
E*TRADE Financial Corp. * (a)	115,800	363,612
Hang Lung Group, Ltd.	1,462,000	6,496,944
JP Morgan Chase & Company	1,597,738	54,818,391
Loews Corp. (a)	940,889	44,127,694
Markel Corp. *	3,553	1,303,951
MBIA, Inc. (a)	135,400	594,406
Merrill Lynch & Company, Inc. (a)	1,132,000	35,895,720
Millea Holdings, Inc.	266,000	10,370,956
Morgan Stanley	55,125	1,988,359
NIPPONKOA Insurance Company, Ltd.	1,049,600	9,103,749
Principal Financial Group, Inc.	104,308	4,377,807
Progressive Corp.	1,619,904	30,324,603
State Street Corp.	50,695	3,243,973
Sun Life Financial, Inc. (a)	63,529	2,601,513
Toronto-Dominion Bank *	127,575	7,944,095
Transatlantic Holdings, Inc.	273,600	15,450,192
Wachovia Corp.	612,650	9,514,454

Fundamental Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial (continued)
Wells Fargo & Company	1,180,834	$28,044,808
		496,975,124
Industrial - 6.77%
Asciano Group	198,900	661,644
China Shipping Development Company, Ltd., Class H	2,498,000	7,496,643
Garmin, Ltd. (a)	63,600	2,724,624
General Electric Company	771,200	20,583,328
Kuehne & Nagel International AG	66,825	6,348,555
Martin Marietta Materials, Inc. (a)	101,621	10,526,919
Sealed Air Corp.	1,254,602	23,849,984
Siemens AG	54,200	6,017,842
Toll Holdings, Ltd.	278,576	1,607,682
Tyco Electronics, Ltd.	328,612	11,770,882
Tyco International, Ltd.	324,752	13,003,070
United Parcel Service, Inc., Class B	119,958	7,373,818
Vulcan Materials Company	146,470	8,755,976
		120,720,967
Technology - 5.82%
Agilent Technologies, Inc. *	564,800	20,072,992
Dell, Inc. *	683,500	14,954,980
Hewlett-Packard Company	300,716	13,294,654
Microsoft Corp.	1,417,174	38,986,457
Texas Instruments, Inc.	584,800	16,467,968
		103,777,051
TOTAL COMMON STOCKS (Cost $1,583,522,570)		$1,687,437,981
CONVERTIBLE BONDS - 0.11%
Communications - 0.11%
Level 3 Communications, Inc. 10.00% due 05/01/2011	2,000,000	1,996,444
TOTAL CONVERTIBLE BONDS (Cost $2,000,000)		$1,996,444
SHORT TERM INVESTMENTS - 7.85%
Intesa Funding LLC 2.25% due 07/01/2008	$51,926,000	$51,926,000
John Hancock Cash Investment Trust, 2.5657% (c)(f)	42,960,214	42,960,214
San Paolo IMI US FINl CO 2.45% due 07/03/2008	45,000,000	44,993,875
TOTAL SHORT TERM INVESTMENTS (Cost $139,880,089)		$139,880,089
Total Investments (Fundamental Value Trust) (Cost $1,725,402,659) - 102.63%		$1,829,314,514
Liabilities in Excess of Other Assets - (2.63)%		(46,926,226)
TOTAL NET ASSETS - 100.00%		$1,782,388,288

The accompanying notes are an integral part of the financial statements.

65

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 91.99%
Austria - 0.88%
Telekom Austria AG	300,000	$6,508,781
Bermuda - 4.24%
Accenture, Ltd., Class A	407,760	16,603,987
ACE, Ltd.	70,045	3,858,779
Tyco Electronics, Ltd.	305,820	10,954,473
		31,417,239
Cayman Islands - 1.16%
Seagate Technology	450,000	8,608,500
Finland - 0.52%
UPM-Kymmene Oyj	234,340	3,837,151
France - 6.91%
Accor SA	37,790	2,524,522
France Telecom SA	296,260	8,727,221
PSA Peugeot Citroen SA	70,000	3,801,197
Sanofi-Aventis SA	147,810	9,874,293
Total SA	198,780	16,962,941
Vivendi SA	244,660	9,283,445
		51,173,619
Germany - 6.27%
Bayerische Motoren Werke (BMW) AG	147,950	7,116,318
Deutsche Post AG	305,820	7,992,877
Infineon Technologies AG *	764,560	6,656,806
Merck KGAA *	16,580	2,356,966
Muenchener Rueckversicherungs-Gesellschaft AG	20,000	3,503,469
SAP AG	99,790	5,225,627
Siemens AG	122,330	13,582,335
		46,434,398
Hong Kong - 0.68%
Cheung Kong Holdings, Ltd. (a)	250,000	3,369,778
Swire Pacific, Ltd., Class A (a)	165,500	1,692,728
		5,062,506
India - 0.22%
ICICI Bank, Ltd., SADR *	56,480	1,624,365
Ireland - 0.23%
CRH PLC	56,973	1,677,412
Italy - 4.01%
Eni SpA	305,820	11,411,517
Intesa Sanpaolo SpA	1,550,000	8,852,548
Mediaset SpA	175,506	1,157,114
UniCredito Italiano SpA	1,350,000	8,262,916
		29,684,095
Japan - 4.34%
Ebara Corp. (a)	1,291,000	4,012,149
Fuji Photo Film Company, Ltd.	108,500	3,729,576
Konica Minolta Holdings, Inc.	260,000	4,390,262
Mitsubishi UFJ Financial Group, Inc.	406,855	3,605,505
NGK Spark Plug Company, Ltd. (a)	104,000	1,193,916
NOK Corp. (a)	239,000	3,799,331
Olympus Optical Company, Ltd.	49,000	1,656,637
Sumitomo Mitsui Financial Group, Inc.	512	3,852,597

Global Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toyota Motor Corp.	125,990	$5,944,436
		32,184,409
Netherlands - 4.23%
ING Groep NV	316,820	10,103,550
Koninklijke (Royal) Philips Electronics NV	208,980	7,110,312
Randstad Holdings NV	43,730	1,528,487
Reed Elsevier NV	398,565	6,720,751
Royal Dutch Shell PLC, A Shares	98,718	4,062,094
SBM Offshore NV	49,368	1,821,916
		31,347,110
Norway - 0.36%
Aker Kvaerner ASA	114,060	2,692,946
Russia - 0.96%
OAO Gazprom, SADR	47,800	2,772,400
OAO Gazprom, SADR	75,000	4,350,000
		7,122,400
Singapore - 1.42%
Flextronics International, Ltd. *	169,440	1,592,736
Singapore Telecommunications, Ltd. (a)	3,364,000	8,950,557
		10,543,293
South Korea - 3.11%
Hyundai Motor Company, Ltd. (a)	75,000	5,090,579
Kookmin Bank, SADR	65,000	3,803,150
KT Corp. (a)	41,420	1,771,947
Samsung Electronics Company, Ltd.	20,730	12,385,880
		23,051,556
Spain - 0.70%
Telefonica SA	193,960	5,154,823
Sweden - 0.97%
Ericsson LM, Series B	399,244	4,163,177
Svenska Cellulosa AB, ADR	211,720	2,996,974
		7,160,151
Switzerland - 2.30%
Adecco SA	54,500	2,704,860
Novartis AG	203,880	11,226,323
UBS AG *	150,000	3,148,157
		17,079,340
Taiwan - 1.45%
Lite-On Technology Corp.	1,681,286	1,692,198
Taiwan Semiconductor
Manufacturing Company, Ltd. *	4,229,506	9,057,355
		10,749,553
Turkey - 0.20%
Turkcell Iletisim Hizmetleri AS, ADR	104,030	1,513,637
United Kingdom - 13.65%
Aviva PLC	800,000	7,983,332
BAE Systems PLC	423,280	3,730,762
BP PLC	1,150,340	13,364,031
British Sky Broadcasting Group PLC (a)	582,516	5,476,541
Compass Group PLC (a)	674,830	5,101,086
GlaxoSmithKline PLC	458,730	10,169,715
HSBC Holdings PLC (a)	550,000	8,528,007

The accompanying notes are an integral part of the financial statements.

66

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Kingfisher PLC	1,680,000	$3,757,903
Old Mutual PLC	1,750,000	3,234,763
Pearson PLC	407,760	4,990,948
Premier Foods PLC	1,980,170	3,756,851
Royal Bank of Scotland Group PLC	1,047,222	4,484,703
Royal Dutch Shell PLC, B Shares	203,880	8,203,185
Standard Life PLC	700,000	2,924,533
Tesco PLC	294,390	2,165,503
Vodafone Group PLC	3,562,120	10,582,500
Wolseley PLC	272,970	2,047,087
Yell Group PLC (a)	447,722	628,715
		101,130,165
United States - 33.18%
Abbott Laboratories	38,010	2,013,390
American International Group, Inc.	271,980	7,196,591
Amgen, Inc. *	326,210	15,384,064
Bank of America Corp.	39,510	943,104
Boston Scientific Corp. *	733,980	9,020,614
Chico’s FAS, Inc. *	650,000	3,490,500
Cisco Systems, Inc. *	203,900	4,742,714
Comcast Corp., Special Class A	560,680	10,518,357
Covidien, Ltd.	252,400	12,087,436
Eastman Kodak Company	139,320	2,010,388
El Paso Corp.	360,270	7,832,270
Electronic Data Systems Corp.	393,810	9,703,478
Expedia, Inc. *	142,310	2,615,658
FedEx Corp.	28,830	2,271,516
General Electric Company	482,300	12,872,587
Harley-Davidson, Inc.	101,940	3,696,344
Interpublic Group of Companies, Inc. *	450,000	3,870,000
Merck & Company, Inc.	126,430	4,765,147
Microsoft Corp.	600,000	16,506,000
News Corp., Class A	713,590	10,732,394
Oracle Corp. *	815,530	17,126,129
Pentair, Inc.	99,870	3,497,447
Pfizer, Inc.	662,620	11,575,971
Pitney Bowes, Inc.	80,000	2,728,000
Progressive Corp.	280,270	5,246,654
Quest Diagnostics, Inc.	142,710	6,917,154
Sprint Nextel Corp.	1,019,420	9,684,490
Target Corp.	14,360	667,596
Time Warner, Inc.	866,500	12,824,200
Torchmark Corp.	68,900	4,040,985
Tyco International, Ltd.	244,660	9,796,186
United Parcel Service, Inc., Class B	152,910	9,399,378
USG Corp. *	107,820	3,188,237
Viacom, Inc., Class B *	227,000	6,932,580
		245,897,559
TOTAL COMMON STOCKS (Cost $776,026,855)		$681,655,008
SHORT TERM INVESTMENTS - 14.08%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$43,986,362	$43,986,362

Global Trust (continued)
	Shares or Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
Paribas Corp. 3.00% due 07/01/2008	$60,360,000	$60,360,000
TOTAL SHORT TERM INVESTMENTS (Cost $104,346,362)		$104,346,362
Total Investments (Global Trust) (Cost $880,373,217) - 106.07%		$786,001,370
Liabilities in Excess of Other Assets - (6.07)%		(45,012,156)
TOTAL NET ASSETS - 100.00%		$740,989,214
The portfolio had the following five top industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Insurance	6.49%
Telecommunications Equipment & Services	6.19%
Banking	5.93%
International Oil	5.73%
Pharmaceuticals	5.50%

Global Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 71.35%
Australia - 1.10%
BHP Billiton, Ltd.	23,132	$969,069
National Australia Bank, Ltd.	17,565	446,225
Orica, Ltd.	26,339	739,821
Qantas Airways, Ltd.	150,602	438,899
QBE Insurance Group, Ltd.	24,742	531,303
		3,125,317
Austria - 0.19%
Telekom Austria AG	24,440	530,249
Bermuda - 0.12%
Weatherford International, Ltd. *	6,800	337,212
Canada - 1.05%
Canadian National Railway Company	12,900	619,635
Potash Corp. of Saskatchewan, Inc.	800	182,856
Research In Motion, Ltd. *	4,000	467,600
Toronto Dominion Bank Ontario	13,200	831,715
Trans-Canada Corp.	22,900	887,075
		2,988,881
Finland - 0.30%
Nokia AB Oyj	35,119	856,491
France - 1.79%
AXA Group SA	18,734	556,290
BNP Paribas SA	4,443	402,509
Suez SA	15,849	1,078,988
Technip SA	6,426	594,803
Total SA	28,953	2,470,712
		5,103,302
Germany - 2.15%
Allianz AG	3,835	675,654

The accompanying notes are an integral part of the financial statements.

67

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
DaimlerChrysler AG	13,381	$827,540
Deutsche Postbank AG	3,544	311,133
E.ON AG	4,462	900,280
Henkel KGaA	12,241	487,796
MAN AG	3,172	352,138
Metro AG	8,279	528,434
Muenchener Rueckversicherungs-Gesellschaft AG	2,647	463,684
SAP AG	10,057	526,647
Siemens AG	9,531	1,058,230
		6,131,536
Greece - 0.21%
Alpha Bank A.E.	19,542	590,744
Hong Kong - 0.54%
Esprit Holdings, Ltd.	55,000	571,355
New World Development Company, Ltd.	158,000	321,785
Sun Hung Kai Properties, Ltd.	47,000	637,738
		1,530,878
Ireland - 0.61%
Bank of Ireland - London Exchange	69,508	606,828
CRH PLC - London Exchange	15,754	456,392
CRH PLC	8,832	260,034
Experian Group, Ltd.	29,475	219,428
Irish Life & Permanent PLC - London Exchange	12,819	136,133
Ryanair Holdings PLC, ADR *	16,747	73,762
		1,752,577
Italy - 0.41%
Intesa Sanpaolo SpA	111,842	638,766
UniCredito Italiano SpA	88,685	542,812
		1,181,578
Japan - 3.86%
Canon, Inc.	19,800	1,018,110
Honda Motor Company, Ltd.	35,600	1,210,303
Hoya Corp.	14,400	332,928
Japan Tobacco, Inc.	204	870,292
Kao Corp.	11,000	288,506
Komatsu, Ltd.	24,900	694,109
Mitsubishi Corp.	31,000	1,021,802
Mitsui Fudosan Company, Ltd.	19,000	406,178
Mitsui O.S.K. Lines, Ltd.	42,000	598,446
Mitsui Sumitomo Insurance Group Holdings, Inc. *	12,900	444,639
Nitto Denko Corp.	10,100	388,077
Nomura Holdings, Inc.	38,600	571,812
NTT DoCoMo, Inc.	412	605,283
Shin-Etsu Chemical Company, Ltd.	7,800	483,345
Sumitomo Mitsui Financial Group, Inc.	110	827,706
Sumitomo Trust & Banking Company, Ltd.	82,000	573,000
The Bank of Yokohama, Ltd.	64,000	442,398
Tokyo Gas Company, Ltd.	55,000	221,689
		10,998,623
Netherlands - 0.56%
ASML Holding NV	35,173	866,668

Global Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Reed Elsevier NV	22,056	$371,917
TNT Post Group NV	10,711	366,285
		1,604,870
Norway - 0.22%
Norsk Hydro ASA	43,800	639,818
Singapore - 0.22%
Singapore Telecommunications, Ltd.	233,000	619,940
Spain - 0.38%
Banco Santander Central Hispano SA	59,589	1,094,879
Sweden - 0.16%
Sandvik AB	33,500	458,908
Switzerland - 2.86%
Adecco SA	7,481	371,285
Credit Suisse Group AG	22,137	1,016,324
Givaudan AG	655	585,400
Nestle SA	40,000	1,807,449
Novartis AG	31,058	1,710,159
Roche Holdings AG - Genusschein	11,135	2,005,619
Straumann Holding AG	831	199,137
Synthes AG	3,438	473,859
		8,169,232
United Kingdom - 3.56%
Associated British Foods PLC	42,829	647,068
Barclays PLC	135,052	784,145
Barclays PLC *	28,939	5,476
BICC PLC	22,020	186,407
BP PLC	188,205	2,186,464
British Sky Broadcasting Group PLC	102,574	964,353
Cobham PLC	104,008	409,779
Kingfisher PLC	112,568	251,797
Prudential PLC	46,311	491,663
Rio Tinto PLC	3,160	378,221
Scottish & Southern Energy PLC	5,242	146,491
Standard Chartered PLC	18,759	534,321
Tesco PLC	110,170	810,400
Vodafone Group PLC	648,526	1,926,669
Wolseley PLC	55,595	416,924
		10,140,178
United States - 51.06%
Abbott Laboratories	2,100	111,237
Abercrombie & Fitch Company, Class A	2,300	144,164
AFLAC, Inc.	31,400	1,971,920
Allergan, Inc.	37,600	1,957,080
Amazon.com, Inc. *	6,200	454,646
American Electric Power Company, Inc.	26,600	1,070,118
American Express Company	5,400	203,418
American Tower Corp., Class A *	3,300	139,425
Analog Devices, Inc.	64,400	2,045,988
Apache Corp.	1,000	139,000
Apple, Inc. *	4,300	719,992
ArcelorMittal	9,999	988,656
Automatic Data Processing, Inc.	6,800	284,920
Baker Hughes, Inc.	34,700	3,030,698
Bank of New York Mellon Corp.	26,501	1,002,533

The accompanying notes are an integral part of the financial statements.

68

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Baxter International, Inc.	6,700	$428,398
Becton, Dickinson & Company	1,900	154,470
Blackrock, Inc. (a)	500	88,500
Boeing Company	4,200	276,024
BorgWarner, Inc.	39,400	1,748,572
Broadcom Corp., Class A *	32,300	881,467
Burlington Northern Santa Fe Corp.	29,700	2,966,733
Cameron International Corp. *	3,700	204,795
Campbell Soup Company	2,900	97,034
Carnival Corp.	43,600	1,437,056
CB Richard Ellis Group, Inc. *	5,300	101,760
Cephalon, Inc. *	7,500	500,175
Chevron Corp.	20,300	2,012,339
Chico’s FAS, Inc. *	38,000	204,060
Cisco Systems, Inc. *	23,200	539,632
Citigroup, Inc.	150,500	2,522,380
City National Corp.	8,400	353,388
Coach, Inc. *	21,600	623,808
Colgate-Palmolive Company	2,900	200,390
Comcast Corp., Class A	139,100	2,638,727
CONSOL Energy, Inc.	3,900	438,243
Constellation Brands, Inc., Class A *	45,200	897,672
Covidien, Ltd.	20,400	976,956
DaVita, Inc. *	10,500	557,865
Dell, Inc. *	48,200	1,054,616
Discover Financial Services	74,350	979,190
eBay, Inc. *	3,100	84,723
EOG Resources, Inc.	8,700	1,141,440
Exelon Corp.	24,500	2,204,020
Express Scripts, Inc. *	3,700	232,064
Federal Home Loan Mortgage Corp.	61,900	1,015,160
FedEx Corp.	29,100	2,292,789
Fifth Third Bancorp (a)	66,400	675,952
Fortune Brands, Inc.	19,600	1,223,236
Freeport-McMoRan Copper & Gold, Inc., Class B	1,900	222,661
Genentech, Inc. *	800	60,720
General Dynamics Corp.	2,100	176,820
General Electric Company	122,100	3,258,849
Genzyme Corp. *	34,300	2,470,286
Goldman Sachs Group, Inc.	600	104,940
Google, Inc., Class A *	1,500	789,630
Halliburton Company	70,200	3,725,513
Harley-Davidson, Inc.	22,600	819,476
Hartford Financial Services Group, Inc.	19,400	1,252,658
Illinois Tool Works, Inc.	49,900	2,370,749
Intel Corp.	192,000	4,124,160
International Game Technology	8,800	219,824
Interpublic Group of Companies, Inc. *	138,400	1,190,240
Intuit, Inc. *	43,600	1,202,052
J. Crew Group, Inc. *	8,100	267,381
Johnson & Johnson	35,900	2,309,806
Johnson Controls, Inc.	59,100	1,694,988
Laboratory Corp. of America Holdings *	7,000	487,410
Lexmark International, Inc. *	12,600	421,218
Manitowoc Company, Inc.	2,700	87,831

Global Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Marathon Oil Corp.	30,100	$1,561,287
Masco Corp.	94,700	1,489,631
MasterCard, Inc., Class A	3,400	902,768
Medco Health Solutions, Inc. *	37,500	1,770,000
Medtronic, Inc.	38,500	1,992,375
Merck & Company, Inc.	47,000	1,771,430
Microsoft Corp.	108,200	2,976,582
Millipore Corp. *	12,100	821,106
Monsanto Company	2,000	252,880
Morgan Stanley	56,400	2,034,348
NetApp, Inc. *	56,900	1,232,454
News Corp., Class A	108,900	1,637,856
NiSource, Inc.	31,700	568,064
Nortel Networks Corp. *	542	4,455
Omnicom Group, Inc.	31,400	1,409,232
PACCAR, Inc.	38,250	1,599,998
Pall Corp.	22,800	904,704
Peabody Energy Corp.	24,500	2,157,225
Pepco Holdings, Inc.	20,800	533,520
PepsiCo, Inc.	4,300	273,437
Praxair, Inc.	5,400	508,896
Precision Castparts Corp.	3,300	318,021
Principal Financial Group, Inc.	33,900	1,422,783
Procter & Gamble Company	3,700	224,997
QUALCOMM, Inc.	15,300	678,861
R.H. Donnelley Corp. * (a)	16,707	50,121
Range Resources Corp.	2,200	144,188
Royal Caribbean Cruises, Ltd. (a)	21,000	471,870
Ryder Systems, Inc.	12,900	888,552
Schering-Plough Corp.	55,600	1,094,764
Schlumberger, Ltd.	4,600	494,178
Sempra Energy	25,300	1,428,185
Southwest Airlines Company	63,600	829,344
Southwestern Energy Company *	6,100	290,421
Sprint Nextel Corp.	234,495	2,227,703
Starbucks Corp. *	76,300	1,200,962
Starwood Hotels & Resorts Worldwide, Inc.	30,000	1,202,100
Stryker Corp.	6,100	383,568
SunTrust Banks, Inc.	27,800	1,006,916
Symantec Corp. *	65,344	1,264,406
Sysco Corp.	49,500	1,361,745
T. Rowe Price Group, Inc.	3,500	197,645
Target Corp.	3,300	153,417
UBS Emerging Markets Equities Fund *	64,011	2,269,701
UBS High Yield Fund *	658,905	14,077,968
Ultra Petroleum Corp. *	1,300	127,660
Union Pacific Corp.	2,400	181,200
United Technologies Corp.	7,000	431,900
UnitedHealth Group, Inc.	18,500	485,625
Visa, Inc. *	10,200	829,362
Wells Fargo & Company	132,600	3,149,250
Wyeth	82,900	3,975,883
Wynn Resorts, Ltd. * (a)	8,000	650,800
Xilinx, Inc.	51,200	1,292,800
XTO Energy, Inc.	5,675	388,794

The accompanying notes are an integral part of the financial statements.

69

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Zimmer Holdings, Inc. *	10,400	$707,720
		145,580,299
TOTAL COMMON STOCKS (Cost $219,488,818)		$203,435,512
U.S. TREASURY OBLIGATIONS - 5.01%
Treasury Inflation Protected
Securities (d) - 1.16%
1.625% due 01/15/2018	2,060,692	2,093,373
2.375% due 04/15/2011	1,147,015	1,215,388
		3,308,761
U.S. Treasury Bonds - 0.69%
4.75% due 02/15/2037	1,685,000	1,740,025
8.125% due 08/15/2019	175,000	233,735
		1,973,760
U.S. Treasury Notes - 3.16%
1.75% due 03/31/2010	4,740,000	4,678,897
2.75% due 02/28/2013	570,000	556,462
4.50% due 03/31/2009	70,000	71,110
4.75% due 08/15/2017	2,400,000	2,542,500
4.875% due 04/30/2011	1,105,000	1,164,826
		9,013,795
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,343,505)		$14,296,316
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.27%
Federal Home Loan Mortgage Corp. - 2.06%
2.375% due 05/28/2010	410,000	404,023
2.875% due 06/28/2010	275,000	273,242
3.50% due 05/29/2013	595,000	578,153
4.50% due 06/01/2034	241,892	224,903
5.169% due 05/01/2037	618,653	624,329
5.50% due 04/01/2018 to 04/01/2037	1,737,085	1,724,224
5.60% due 10/17/2013	315,000	317,287
5.75% due 10/10/2012	155,000	155,882
5.75% due 09/15/2010	EUR 350,000	554,858
6.00% due 03/01/2029	$23,416	23,905
6.50% due 11/01/2029 to 02/01/2038	967,583	1,000,731
		5,881,537
Federal National Mortgage Association - 4.63%
2.75% due 04/11/2011	380,000	372,349
3.00% due 07/12/2010	945,000	940,730
3.375% due 05/19/2011	440,000	437,830
3.50% due 04/28/2011	355,000	354,012
3.875% due 07/12/2013	590,000	581,297
4.593% due 09/01/2035	634,477	631,811
5.00% due 10/15/2010 to 08/01/2036	692,147	672,811
5.00% TBA **	1,215,000	1,164,502
5.25% due 08/01/2012	200,000	201,943
5.50% due 10/01/2017 to 09/01/2034	2,802,541	2,786,937
5.625% due 07/15/2037	240,000	255,191
5.787% due 02/01/2036	335,969	343,228
6.00% due 06/01/2014 to 06/01/2038	2,199,467	2,225,517
6.155% due 04/01/2036	657,742	674,511
6.50% due 06/01/2017 to 12/01/2037	1,379,291	1,427,841

Global Allocation Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
7.50% due 07/25/2041	$133,512	$139,201
		13,209,711
Government National Mortgage
Association - 0.58%
5.00% TBA **	375,000	363,310
6.00% due 07/15/2029	692,814	709,404
6.50% due 08/15/2027 to 04/15/2031	542,056	565,344
		1,638,058
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $20,677,357)		$20,729,306
FOREIGN GOVERNMENT OBLIGATIONS - 3.68%
Austria - 0.21%
Republic of Austria
5.25% due 01/04/2011	EUR 370,000	589,141
Canada - 0.17%
Canadian Government Bond
5.25% due 06/01/2012	CAD 470,000	491,336
France - 0.32%
Government of France
1.80% due 07/25/2040	EUR 99,706	141,350
3.50% due 07/12/2009	185,000	287,700
4.75% due 04/25/2035	100,000	151,379
5.50% due 04/25/2029	195,000	325,282
		905,711
Germany - 0.06%
Federal Republic of Germany
3.75% due 01/04/2009	5,000	7,844
4.00% due 01/04/2037	115,000	156,575
		164,419
Italy - 1.48%
Republic of Italy
2.10% due 09/15/2017	266,270	405,449
4.00% due 02/01/2037	490,000	614,407
4.25% due 08/01/2013	1,167,000	1,776,144
4.50% due 05/01/2009	25,000	39,282
4.50% due 02/01/2018	300,000	450,353
5.25% due 08/01/2011	310,000	490,960
6.50% due 11/01/2027	250,000	445,483
		4,222,078
Japan - 0.66%
Government of Japan
1.00% due 06/10/2016	JPY 5,358,300	50,336
1.20% due 09/20/2011	35,000,000	332,098
1.30% due 06/20/2011	80,000,000	762,096
1.30% due 03/20/2015	30,000,000	282,408
1.90% due 06/20/2016	30,800,000	301,311
2.30% due 06/20/2035	16,300,000	150,265
		1,878,514
Netherlands - 0.12%
Kingdom of Netherlands
4.00% due 01/15/2037	EUR 255,000	342,507

The accompanying notes are an integral part of the financial statements.

70

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland - 0.13%
Republic of Poland
5.75% due 09/23/2022	PLN 880,000	$380,885
Spain - 0.22%
Kingdom of Spain
5.75% due 07/30/2032	EUR 245,000	416,149
6.15% due 01/31/2013	135,000	223,444
		639,593
Sweden - 0.07%
Kingdom of Sweden
6.75% due 05/05/2014	SEK 1,090,000	200,030
United Kingdom - 0.24%
Government of United Kingdom
4.25% due 12/07/2027	GBP 85,000	152,630
5.00% due 03/07/2012	270,000	534,422
		687,052
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $10,227,693)		$10,501,266
CORPORATE BONDS - 4.46%
Canada - 0.06%
Canadian Natural Resources, Ltd.
6.75% due 02/01/2039	$180,000	180,381
Cayman Islands - 0.04%
Transocean, Inc.
6.80% due 03/15/2038	105,000	107,387
France - 0.01%
France Telecom SA
7.75% due 03/01/2011	30,000	31,771
Germany - 0.48%
Kreditanstalt fuer Wiederaufbau
6.00% due 12/07/2028	GBP 160,000	344,176
Kreditanstalt fuer Wiederaufbau, Series E, MTN
4.625% due 10/12/2012	EUR 530,000	822,172
Landwirtschaftliche Rentenbank
6.00% due 09/15/2009	AUD 220,000	206,344
		1,372,692
Ireland - 0.04%
GE Capital European Funding, Series E, MTN
4.625% due 08/23/2010	EUR 80,000	123,484
Italy - 0.05%
Intesa Sanpaolo SpA, EMTN
6.375% due 04/06/2010	80,000	126,162
Luxembourg - 0.10%
Telecom Italia Capital SA
5.25% due 11/15/2013	$295,000	278,671
Netherlands - 0.18%
E.ON International Finance BV, Series E, MTN
5.125% due 10/02/2012	EUR 80,000	124,328
Rabobank Nederland, EMTN
4.125% due 04/04/2012	255,000	385,499
		509,827

Global Allocation Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Switzerland - 0.05%
Credit Suisse New York
5.75% due 02/15/2018	$145,000	$139,623
United Kingdom - 0.39%
Abbey National PLC
7.95% due 10/26/2029	25,000	25,427
AstraZeneca PLC
6.45% due 09/15/2037	55,000	55,992
Halifax PLC
9.375% due 05/15/2021	GBP 100,000	218,417
Lloyds TSB Bank PLC, EMTN
6.625% due 03/30/2015	150,000	294,375
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	$65,000	65,498
Royal Bank of Scotland PLC
9.625% due 06/22/2015	GBP 120,000	272,284
SABMiller PLC
6.50% due 07/01/2016 (g)	$55,000	56,796
Vodafone Group PLC, Series E, MTN
3.625% due 11/29/2012	EUR 90,000	129,173
		1,117,962
United States - 3.06%
Abbott Laboratories
5.60% due 11/30/2017	$235,000	237,038
Allergan, Inc.
5.75% due 04/01/2016	200,000	200,736
Anadarko Petroleum Corp.
5.95% due 09/15/2016	35,000	35,019
AOL Time Warner, Inc.
6.875% due 05/01/2012	225,000	230,186
AT&T Wireless Services, Inc.
8.75% due 03/01/2031	30,000	35,597
AT&T, Inc.
6.50% due 09/01/2037	100,000	96,782
Avalonbay Communities, Inc.
7.50% due 08/01/2009	15,000	15,256
Bank of America Corp.
5.42% due 03/15/2017	500,000	457,319
Bank One Corp.
7.875% due 08/01/2010	85,000	89,973
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	220,000	229,584
Bellsouth Corp.
6.55% due 06/15/2034	35,000	33,802
Boeing Capital Corp.
6.10% due 03/01/2011	50,000	52,661
Bristol-Myers Squibb Company
5.875% due 11/15/2036	115,000	107,278
Burlington Northern Santa Fe Corp.
7.082% due 05/13/2029	25,000	25,692
Citigroup, Inc.
6.125% due 05/15/2018	335,000	320,584
6.875% due 03/05/2038	75,000	72,375
Citigroup, Inc., Series E, MTN
5.50% due 11/18/2015	GBP 125,000	221,836
Comcast Cable Communications, Inc.
6.75% due 01/30/2011	$125,000	129,497
Comcast Corp.
6.30% due 11/15/2017	185,000	183,335

The accompanying notes are an integral part of the financial statements.

71

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
CVS Caremark Corp.
5.75% due 06/01/2017	$135,000	$132,779
Dominion Resources, Inc.
5.95% due 06/15/2035	75,000	67,312
DTE Energy Company
6.35% due 06/01/2016	105,000	105,070
Erac USA Finance Company
7.00% due 10/15/2037 (g)	75,000	62,384
Exelon Generation Company LLC
5.35% due 01/15/2014	85,000	81,511
Ford Motor Credit Company
5.80% due 01/12/2009	730,000	697,046
Fortune Brands, Inc.
5.375% due 01/15/2016	225,000	210,707
General Electric Capital Corp.
5.875% due 01/14/2038	210,000	190,316
General Electric Capital Corp., MTN
5.625% due 09/15/2017	70,000	68,455
General Electric Capital Corp., Series A, MTN
6.00% due 06/15/2012	320,000	330,684
General Motors Acceptance Corp.
6.875% due 09/15/2011	110,000	79,043
Goldman Sachs Group, Inc.
6.75% due 10/01/2037	65,000	59,458
Hartford Financial Services Group, Inc.
6.30% due 03/15/2018	160,000	159,829
HSBC Bank USA NA, BKNT
5.625% due 08/15/2035	250,000	210,589
HSBC Finance Corp.
6.75% due 05/15/2011	130,000	135,100
ICI Wilmington, Inc.
4.375% due 12/01/2008	130,000	130,190
International Lease Finance Corp.
3.50% due 04/01/2009	360,000	350,752
JP Morgan Chase & Company
6.75% due 02/01/2011	80,000	83,034
JP Morgan Chase Capital XXV, Series Y
6.80% due 10/01/2037	100,000	89,759
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	90,000	84,661
7.40% due 03/15/2031	250,000	256,928
Lehman Brothers Holdings, Inc., MTN
6.75% due 12/28/2017	275,000	258,342
MetLife, Inc.
5.00% due 11/24/2013	125,000	122,975
Morgan Stanley
6.75% due 04/15/2011	215,000	220,546
Pacific Gas & Electric Company
6.05% due 03/01/2034	50,000	48,212
ProLogis
5.625% due 11/15/2015	90,000	84,554
PSEG Power LLC
6.95% due 06/01/2012	145,000	152,112
Residential Capital Corp.
6.125% due 11/21/2008	60,000	52,500
Residential Capital LLC
9.625% due 05/15/2015 (g)	28,000	13,580
Schering-Plough Corp.
6.55% due 09/15/2037	50,000	48,831

Global Allocation Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Sprint Capital Corp.
6.875% due 11/15/2028	$190,000	$158,175
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	70,000	68,400
UnitedHealth Group, Inc.
6.875% due 02/15/2038	90,000	85,168
Valero Energy Corp.
6.625% due 06/15/2037	185,000	169,617
Washington Mutual Bank
5.50% due 01/15/2013	325,000	260,000
Wells Fargo Bank NA
5.95% due 08/26/2036	500,000	468,105
Weyerhaeuser Company
6.75% due 03/15/2012	160,000	164,787
		8,736,061
TOTAL CORPORATE BONDS (Cost $13,113,680)		$12,724,021
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.29%
United States - 4.29%
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class B
5.9644% due 05/10/2045 (b)	100,000	79,078
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class B
5.463% due 09/10/2047	150,000	114,175
Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class C
6.349% due 06/11/2035	345,000	352,279
Banc of America Funding Corp., Series 2006-G, Class 3A2
5.75% due 07/20/2036	600,000	442,497
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1
5.3489% due 03/25/2035 (b)	314,240	294,367
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4
5.9018% due 06/11/2040 (b)	400,000	380,515
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4
5.431% due 10/15/2049	325,000	308,051
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-16, Class M1
6.2527% due 11/25/2036 (b)	986,390	716,353
Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3
5.8469% due 03/15/2039 (b)	400,000	388,408
Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class B
6.0211% due 06/15/2038 (b)	100,000	79,156
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1
6.50% due 03/25/2036	368,530	360,113
Federal Home Loan Mortgage Corp., Series 2006-3178, Class MC
6.00% due 04/15/2032	475,000	483,878
First Horizon Asset Securities, Inc., Series 2007-AR2, Class 1A1
5.8544% due 06/25/2037 (b)	612,497	486,041

The accompanying notes are an integral part of the financial statements.

72

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4
5.5177% due 03/10/2044 (b)	$425,000	$406,261
G-Force CDO, Ltd. Series 2006-1A, Class A3
5.60% due 09/27/2046 (g)	375,000	255,000
GS Mortgage Securities Corp., II, Series 2006-CC1, Class A
5.4987% due 03/21/2046 (b)(g)	1,025,154	736,163
GS Mortgage Securities Corp., II, Series 2006-RR2, Class A1
5.6803% due 06/23/2046 (b)(g)	1,248,210	948,265
GSR Mortgage Loan Trust, Series 2005-4F, Class 3A1
6.50% due 04/25/2020	208,548	210,634
Indymac Index Mortgage Loan Trust, Series 2005-AR27, Class 3A3
5.5477% due 12/25/2035 (b)	450,000	298,153
JP Morgan Alternative Loan Trust, Series 2006-A4, Class A7
6.30% due 09/25/2036 (b)	525,000	386,672
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4
5.3445% due 12/15/2044 (b)	625,000	601,997
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4
5.399% due 05/15/2045	425,000	402,378
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class B
5.52% due 05/15/2045 (b)	100,000	75,616
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	100,000	85,321
JPMorgan Commercial Mortgage Finance Corp., Series 1999-C8, Class A2
7.40% due 07/15/2031	126,589	128,328
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class B
5.525% due 07/12/2046 (b)	125,000	95,786
MLCC Mortgage Investors, Inc., Series 2006-2, Class 4A
5.7946% due 05/25/2036 (b)	533,369	483,777
Morgan Stanley Dean Witter Capital I, Series 2000-LIFE, Class A2
7.57% due 11/15/2036	126,249	129,949
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4
5.418% due 01/15/2045	400,000	381,955
WaMu Mortgage Pass Through Certificates, Series 2007-HY1, Class 1A1
5.714% due 02/25/2037 (b)	372,661	346,573
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A
4.728% due 11/25/2042 (b)	169,625	156,688
Washington Mutual, Inc., Series 2007-HY1, Class LB1
5.7958% due 02/25/2037 (b)	998,823	486,045
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A1
6.00% due 07/25/2037	304,749	286,488

Global Allocation Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class B1
6.00% due 08/25/2037	$745,916	$511,413
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR4, Class A1
6.005% due 08/25/2037 (b)	348,643	337,950
		12,236,323
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,804,435)		$12,236,323
ASSET BACKED SECURITIES - 0.81%
United States - 0.81%
CNH Equipment Trust, Series 2007-C, Class A3B
3.4213% due 12/15/2011 (b)	600,000	601,598
Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1
2.8225% due 06/25/2033 (b)(g)	11,602	10,173
Daimler Chrysler Auto Trust, Series 2007-A, Class A2B
3.0281% due 03/08/2011 (b)	360,000	360,216
Fieldstone Mortgage Investment Corp., Series 2006-S1, Class A
2.7025% due 01/25/2037 (b)(g)	164,205	45,977
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FFA, Class M3
5.517% due 03/25/2025	500,000	120,015
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FFA, Class B3
6.507% due 03/25/2025	105,001	3
Greenpoint Home Equity Loan Trust, Series 2004-3, Class A
4.6962% due 03/15/2035 (b)	21,683	16,610
GSAMP Trust, Series 2006-S5, Class A2
5.658% due 09/25/2036	496,701	92,405
Harley-Davidson Motorcycle Trust, Series 2007-2, Class B
5.23% due 03/17/2014	675,000	630,240
Home Equity Mortgage Trust, Series 2006-3, Class A2
5.594% due 09/25/2036 (b)	500,000	110,824
Merrill Lynch Mortgage Investors, Inc., Series 2006-SL1, Class A
2.6625% due 09/25/2036 (b)	37,994	28,368
Morgan Stanley Mortgage Loan Trust, Series 2006-14SL, Class A1
2.6425% due 11/25/2036 (b)	114,226	39,912
Nomura Asset Acceptance Corp., Series 2006-S4, Class A1
2.6525% due 08/25/2036 (b)	118,948	32,666
SACO I Trust, Series 2006-5, Class 2A1
2.6325% due 05/25/2036 (b)	167,996	44,889
Washington Mutual Master Note Trust, Series
2007-A5A, Class A5
3.2213% due 10/15/2014 (b)(g)	175,000	158,457
		2,292,353
TOTAL ASSET BACKED SECURITIES (Cost $4,001,863)		$2,292,353

The accompanying notes are an integral part of the financial statements.

73

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or Principal Amount	Value
SUPRANATIONAL OBLIGATIONS - 0.44%
France - 0.09%
Council Of Europe Development Bank, MTN
6.25% due 01/23/2012	AUD 290,000	$265,992
Luxembourg - 0.35%
European Investment Bank
4.75% due 06/06/2012	GBP 80,000	153,346
6.25% due 04/15/2014	160,000	325,449
European Investment Bank, Series INTL
5.375% due 10/15/2012	EUR 320,000	509,858
		988,653
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,203,602)		$1,254,645
SHORT TERM INVESTMENTS - 0.50%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$1,413,637	$1,413,637
TOTAL SHORT TERM INVESTMENTS (Cost $1,413,637)		$1,413,637
REPURCHASE AGREEMENTS - 1.81%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $5,163,258 on 07/01/2008, collateralized by $5,245,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $5,271,225, including interest)
	$5,163,000	$5,163,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,163,000)		$5,163,000
Total Investments (Global Allocation Trust) (Cost $304,437,590) - 99.62%		$284,046,379
Other Assets in Excess of Liabilities - 0.38%		1,094,466
TOTAL NET ASSETS - 100.00%		$285,140,845
The portfolio had the following five top industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Mutual Funds	5.73%
Financial Services	5.33%
Banking	3.54%
Petroleum Services	3.31%
Semiconductors	3.23%

Global Real Estate Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 94.82%
Australia - 9.11%
Abacus Property Group (a)	216,055	$238,189
Aspen Group, Ltd.	1,541,560	1,832,492
Becton Property Group (a)	580,383	795,629
CFS Gandel Retail Trust	944,000	1,674,186

Global Real Estate Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Charter Hall Group	1,735,360	$1,755,100
Commonwealth Property Office Fund, Ltd.	775,841	918,543
Compass Hotel Group, Ltd. *	107,450	66,954
Dexus Property Group, REIT	1,485,238	1,964,876
FKP Property Group, Ltd. (a)	406,429	1,909,153
General Property Trust, Ltd.	2,406,321	5,121,137
ING Industrial Fund (a)	669,192	1,007,187
Macquarie CountryWide Trust (a)	1,739,718	1,501,002
Macquarie Goodman Group, Ltd. (a)	1,841,047	5,453,600
Macquarie Leisure Trust Group (a)	841,939	1,202,615
Mirvac Group, Ltd.	468,890	1,330,524
Stockland Company, Ltd. (a)	1,037,132	5,358,987
Valad Property Group (a)	1,602,514	1,029,287
Westfield Group (a)	1,706,399	26,631,455
		59,790,916
Austria - 0.36%
Conwert Immobilien Invest AG *	137,500	2,364,038
Brazil - 1.07%
Brasil Brokers Participacoes SA *	600	538,956
Construtora Tenda SA *	267,150	1,866,434
Iguatemi Empresa de Shopping Centers SA	156,650	2,080,393
Multiplan Empreendimentos Imobiliarios SA *	208,400	2,521,964
		7,007,747
Canada - 2.12%
Allied Properties Real Estate Investment Trust, REIT	157,950	3,128,950
Boardwalk Real Estate Investment Trust	170,880	6,393,128
Brookfield Properties Corp.	120,475	2,143,250
Chartwell Seniors Housing Real Estate Investment Trust, REIT	248,050	2,235,539
		13,900,867
China - 0.45%
Shui On Land, Ltd. (a)	3,581,000	2,980,626
Finland - 0.61%
Sponda Oyj	225,000	1,959,011
Technopolis Oyj	250,000	2,034,978
		3,993,989
France - 4.57%
Fonciere Des Regions	30,000	3,674,769
ICADE	25,000	2,917,851
Klepierre SA	62,500	3,148,902
Societe de la Tour Eiffel	15,000	1,771,258
Unibail-Rodamco, REIT (a)	28,180	6,533,636
Unibail-Rodamco, REIT (a)	51,820	11,986,917
		30,033,333
Germany - 0.18%
IVG Immobilien AG	35,000	689,924
Magnat Real Estate Opportunities GmbH &
Company KGaA *	345,600	484,276
		1,174,200
Guernsey - 0.23%
Camper & Nicholsons Marina Investments, Ltd. *	1,290,000	1,515,997

The accompanying notes are an integral part of the financial statements.

74

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Real Estate Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong - 12.18%
Agile Property Holdings, Ltd. (a)	959,652	$836,915
China Overseas Land & Investment, Ltd. (a)	5,108,666	8,071,918
China Resources Land, Ltd. (a)	3,453,000	4,782,763
Hang Lung Properties, Ltd. (a)	2,715,408	8,706,300
Henderson Land Development Company, Ltd.	1,382,000	8,613,960
Kerry Properties, Ltd. (a)	1,615,233	8,482,964
New World China Land, Ltd. (a)	850,000	440,412
New World Development Company, Ltd. (a)	3,873,038	7,887,889
Sino Land Company, Ltd.	432,000	858,764
Sun Hung Kai Properties, Ltd. (a)	2,304,185	31,265,225
		79,947,110
India - 0.06%
DLF, Ltd.	44,000	404,872
Japan - 13.96%
Aeon Mall Company, Ltd. (a)	124,500	3,681,593
Japan Real Estate Investment Corp., REIT (a)	964	10,167,915
Japan Retail Fund Investment Corp., REIT	412	2,374,573
Mitsubishi Estate Company, Ltd. (a)	1,323,000	30,276,310
Mitsui Fudosan Company, Ltd. (a)	1,196,000	25,567,830
Nippon Building Fund, Inc., REIT (a)	842	9,911,946
Sumitomo Realty & Development Company, Ltd. (a)	486,000	9,657,296
		91,637,463
Netherlands - 0.54%
Corio NV	15,000	1,172,100
ProLogis European Properties *	165,000	2,356,245
		3,528,345
Norway - 0.11%
Norwegian Property ASA (a)	27,519	128,053
Scandinavian Property Development ASA * (a)	128,960	569,701
		697,754
Philippines - 0.07%
Megaworld Corp.	17,160,100	466,317
Singapore - 5.30%
Allgreen Properties, Ltd. (a)	2,068,000	1,504,774
Ascendas India Trust * (a)	3,564,848	2,371,238
Ascendas, REIT * (a)	1,289,820	2,095,110
Capitaland, Ltd. (a)	2,140,000	8,965,492
CapitaMall Trust * (a)	2,349,000	5,162,258
City Developments, Ltd. (a)	276,000	2,203,050
Hong Kong Land Holdings, Ltd. (a)	2,724,000	11,549,760
Suntec Real Estate Investment Trust * (a)	942,000	941,619
		34,793,301
South Africa - 0.26%
Growthpoint Properties, Ltd.	800,000	1,134,100
Madison Property Fund Managers Holdings, Ltd. *	800,000	587,484
		1,721,584
Sweden - 0.58%
Hufvudstaden AB (a)	165,000	1,589,054
Klovern AB	300,000	931,515
Lennart Wallenstam Byggnads AB, Series B	76,540	1,328,102
		3,848,671

Global Real Estate Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland - 0.36%
PSP Swiss Property AG *	40,000	$2,376,780
United Kingdom - 9.36%
Aseana Properties, Ltd. *	1,025,000	676,500
Big Yellow Group PLC (a)	500,000	2,858,304
British Land Company PLC	300,000	4,233,676
Capital & Regional PLC	525,000	1,986,870
Derwent Valley Holdings PLC (a)	200,000	4,015,568
Equest Balkan Properties PLC	696,104	1,123,093
Great Portland Estates PLC (a)	500,000	3,368,715
Hammerson PLC (a)	400,000	7,110,902
Hansteen Holdings PLC	750,000	1,449,070
Helical Bar PLC	460,000	2,698,358
Hirco PLC *	250,000	1,391,805
Land Securities Group PLC (a)	300,000	7,361,875
Liberty International PLC (a)	200,000	3,433,948
London & Stamford Property, Ltd. *	665,000	1,400,743
Mapeley, Ltd. (a)	34,025	887,822
Mucklow A & J Group PLC	50,000	298,777
North Real Estate Opportunities Fund, Ltd. *	600,000	968,287
Northern European Properties, Ltd.	1,500,000	1,464,240
Safestore Holdings, Ltd.	330,000	974,463
Segro PLC, REIT	800,000	6,270,342
South African Property Opportunities PLC *	1,250,000	2,496,036
Terrace Hill Group PLC	1,650,000	1,692,574
Unite Group PLC (a)	715,000	3,318,322
		61,480,290
United States - 33.34%
American Campus Communities, Inc., REIT	72,650	2,022,576
Avalon Bay Communities, Inc., REIT	165,050	14,715,858
BioMed Realty Trust, Inc., REIT	311,310	7,636,434
Boston Properties, Inc., REIT	130,350	11,760,177
BRE Properties, Inc., Class A, REIT	130,650	5,654,532
Camden Property Trust, REIT	71,750	3,175,655
Digital Realty Trust, Inc., REIT (a)	129,320	5,290,481
Equity Lifestyle Properties, Inc., REIT	114,540	5,039,760
Equity Residential, REIT	213,150	8,157,250
Extra Space Storage, Inc., REIT	83,150	1,277,184
Federal Realty Investment Trust, REIT	131,200	9,052,800
General Growth Properties, Inc., REIT	406,600	14,243,198
Host Hotels & Resorts, Inc., REIT	541,230	7,387,789
Liberty Property Trust, REIT	108,450	3,595,117
LTC Properties, Inc., REIT	78,230	1,999,559
Maguire Properties, Inc., REIT (a)	76,550	931,614
Medical Properties Trust, Inc., REIT (a)	159,387	1,612,996
Nationwide Health Properties, Inc., REIT (a)	201,525	6,346,022
Post Properties, Inc., REIT	155,950	4,639,513
ProLogis, REIT	384,580	20,901,923
Public Storage, Inc., REIT	124,910	10,091,479
Regency Centers Corp., REIT	165,590	9,789,681
Saul Centers, Inc., REIT	16,450	772,986
Senior Housing Properties Trust, REIT	275,555	5,381,589
Simon Property Group, Inc., REIT	245,355	22,054,961
Starwood Hotels & Resorts Worldwide, Inc.	34,539	1,383,978
Tanger Factory Outlet Centers, Inc., REIT (a)	118,930	4,273,155
Taubman Centers, Inc., REIT	98,750	4,804,188

The accompanying notes are an integral part of the financial statements.

75

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Real Estate Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
The Macerich Company, REIT	13,000	$807,690
Ventas, Inc., REIT	204,528	8,706,757
Vornado Realty Trust, REIT	175,321	15,428,248
		218,935,150
TOTAL COMMON STOCKS (Cost $713,143,185)		$622,599,350
RIGHTS - 0.00%
Norway - 0.00%
Norwegian Property ASA (Expiration Date 07/10/2008, Strike Price NOK 26.00) * (a)	25,085	0
TOTAL RIGHTS (Cost $0)		$0
CONVERTIBLE BONDS - 0.03%
Germany - 0.03%
Colonia Real Estate AG, Series COLO
1.875% due 12/07/2011	EUR 185,500	194,499
TOTAL CONVERTIBLE BONDS (Cost $247,207)		$194,499
SHORT TERM INVESTMENTS - 25.70%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$168,728,153	$168,728,153
TOTAL SHORT TERM INVESTMENTS (Cost $168,728,153)		$168,728,153
REPURCHASE AGREEMENTS - 2.34%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $15,365,768 on 07/01/2008, collateralized by $15,595,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $15,672,975, including interest)
	$15,365,000	$15,365,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,365,000)		$15,365,000
Total Investments (Global Real Estate Trust) (Cost $897,483,545) - 122.89%		$806,887,002
Liabilities in Excess of Other Assets - (22.89)%		(150,304,790)
TOTAL NET ASSETS - 100.00%		$656,582,212
The portfolio had the following five top industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Real Estate	91.65%
Building Materials & Construction	1.73%
Investment Companies	0.89%
Retail Grocery	0.23%
Hotels & Restaurants	0.22%

Growth Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.26%
Basic Materials - 6.12%
Freeport-McMoRan Copper & Gold, Inc., Class B	68,150	$7,986,499
Monsanto Company	113,250	14,319,330
The Mosaic Company *	50,200	7,263,940
		29,569,769
Communications - 14.72%
Amazon.com, Inc. *	84,700	6,211,051
America Movil SA de CV, Series L, ADR	123,600	6,519,900
Cisco Systems, Inc. *	497,750	11,577,665
Corning, Inc.	316,750	7,301,087
DIRECTV Group, Inc. *	136,550	3,538,011
Focus Media Holding, Ltd., ADR * (a)	101,950	2,826,054
Google, Inc., Class A *	26,250	13,818,525
News Corp., Class A	214,000	3,218,560
Nokia Oyj, SADR	37,950	929,775
Omnicom Group, Inc.	176,050	7,901,124
QUALCOMM, Inc.	163,900	7,272,243
		71,113,995
Consumer, Cyclical - 4.79%
CVS Caremark Corp.	168,050	6,649,738
Lowe’s Companies, Inc.	105,400	2,187,050
McDonald’s Corp.	33,350	1,874,937
NIKE, Inc., Class B	208,900	12,452,529
		23,164,254
Consumer, Non-cyclical - 20.57%
Abbott Laboratories	140,700	7,452,879
Alcon, Inc.	74,550	12,135,994
Allergan, Inc.	93,800	4,882,290
Avon Products, Inc.	116,600	4,199,932
Becton, Dickinson & Company	51,550	4,191,015
Celgene Corp. *	114,300	7,300,341
Express Scripts, Inc. *	71,000	4,453,120
Genentech, Inc. *	63,950	4,853,805
Genzyme Corp. *	46,350	3,338,127
Gilead Sciences, Inc. *	224,150	11,868,743
Hologic, Inc. *	87,300	1,903,140
Merck & Company, Inc.	84,100	3,169,729
PepsiCo, Inc.	155,600	9,894,604
Procter & Gamble Company	162,800	9,899,868
Teva Pharmaceutical Industries, Ltd., SADR	105,000	4,809,000
Visa, Inc. *	62,000	5,041,220
		99,393,807
Energy - 12.09%
CONSOL Energy, Inc.	92,250	10,366,132
Pioneer Natural Resources Company	92,350	7,229,158
Quicksilver Resources, Inc. *	164,450	6,354,348
Schlumberger, Ltd.	63,300	6,800,319
Transocean, Inc. *	110,700	16,869,573
Weatherford International, Ltd. *	217,600	10,790,784
		58,410,314
Financial - 7.72%
Blackrock, Inc.	44,250	7,832,250
Charles Schwab Corp.	544,800	11,190,192
IntercontinentalExchange, Inc. *	72,150	8,225,100

The accompanying notes are an integral part of the financial statements.

76

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Growth Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial (continued)
State Street Corp.	83,300	$5,330,367
T. Rowe Price Group, Inc.	83,900	4,737,833
		37,315,742
Industrial - 13.20%
ABB, Ltd., SADR *	188,350	5,334,072
Boeing Company	50,950	3,348,434
Deere & Company	46,600	3,361,258
Expeditors International of Washington, Inc.	106,700	4,588,100
Manitowoc Company, Inc.	93,300	3,035,049
McDermott International, Inc. *	145,650	9,014,278
Norfolk Southern Corp.	139,850	8,764,399
Owens-Illinois, Inc. *	111,750	4,658,858
Precision Castparts Corp.	79,450	7,656,597
SPX Corp.	41,400	5,453,622
Textron, Inc.	72,300	3,465,339
United Technologies Corp.	82,450	5,087,165
		63,767,171
Technology - 17.54%
Adobe Systems, Inc. *	123,250	4,854,817
Apple, Inc. *	69,900	11,704,056
Autodesk, Inc. *	101,200	3,421,572
Broadcom Corp., Class A *	185,800	5,070,482
Cognizant Technology Solutions Corp., Class A *	129,200	4,200,292
Electronic Arts, Inc. *	73,100	3,247,833
Hewlett-Packard Company	216,200	9,558,202
Intel Corp.	429,300	9,221,364
Intersil Corp., Class A	104,000	2,529,280
Microsoft Corp.	346,750	9,539,093
NVIDIA Corp. *	278,650	5,216,328
Oracle Corp. *	479,850	10,076,850
Research In Motion, Ltd. *	33,700	3,939,530
VMware, Inc. Class A * (a)	40,350	2,173,251
		84,752,950
Utilities - 1.51%
Entergy Corp.	60,600	7,301,088
TOTAL COMMON STOCKS (Cost $502,232,608)		$474,789,090
SHORT TERM INVESTMENTS - 0.76%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$3,688,193	$3,688,193
TOTAL SHORT TERM INVESTMENTS (Cost $3,688,193)		$3,688,193

Growth Equity Trust (continued)
Shares or Principal Amount	Value
REPURCHASE AGREEMENTS - 1.69%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $8,136,407 on 07/01/2008, collateralized by $7,590,000 Federal Home Loan Mortgage Corp., 6.875% due 09/15/2010 (valued at $8,301,563, including interest)
$8,136,000	$8,136,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,136,000)	$8,136,000
Total Investments (Growth Equity Trust) (Cost $514,056,801) - 100.71%	$486,613,283
Liabilities in Excess of Other Assets - (0.71)%	(3,421,658)
TOTAL NET ASSETS - 100.00%	$483,191,625

Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 101.55%
Basic Materials - 3.06%
Bayer AG	11,400	$959,540
Biogen Idec, Inc. *	12,000	670,680
Eli Lilly & Company	5,127	236,662
Monsanto Company	35,400	4,475,976
Symyx Technologies, Inc. *	40,800	284,784
		6,627,642
Consumer, Cyclical - 1.58%
China Nepstar Chain Drugstore Ltd., ADR	8,800	76,208
CVS Caremark Corp.	67,645	2,676,712
Shoppers Drug Mart Corp.	11,300	619,356
Walgreen Company	2,000	65,020
		3,437,296
Consumer, Non-cyclical - 90.52%
A&D Pharma Holding NV *	73,669	440,755
Abbott Laboratories	25,200	1,334,844
Acadia Pharmaceuticals, Inc. *	71,200	262,728
Acorda Therapeutics, Inc. *	48,661	1,597,541
Alcon, Inc.	14,400	2,344,176
Alexion Pharmaceuticals, Inc. *	106,400	7,714,000
Alexza Pharmaceuticals, Inc. *	37,400	147,356
Alkermes, Inc. *	134,300	1,659,948
Allergan, Inc.	28,100	1,462,605
Allos Therapeutics, Inc. *	61,600	425,656
Altus Pharmaceuticals, Inc. *	50,200	223,390
AMAG Pharmaceuticals, Inc. *	2,700	92,070
AMERIGROUP Corp. *	61,100	1,270,880
Amgen, Inc. *	38,700	1,825,092
Amylin Pharmaceuticals, Inc. *	44,800	1,137,472
Array BioPharma, Inc. *	24,100	113,270
ArthroCare Corp. *	31,800	1,297,758
Bangkok Dusit Medical Service PCL	758,000	861,493
Barr Pharmaceuticals, Inc. *	35,000	1,577,800
Basilea Pharmaceutica AG *	2,674	435,567

The accompanying notes are an integral part of the financial statements.

77

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Baxter International, Inc.	66,300	$4,239,222
Biocryst Pharmaceuticals, Inc. *	76,300	213,640
Biodel, Inc. *	49,400	642,200
BioMarin Pharmaceutical, Inc. *	142,200	4,120,956
Bristol-Myers Squibb Company	42,200	866,366
C.R. Bard, Inc.	17,500	1,539,125
Cadence Pharmaceuticals, Inc. *	14,100	85,869
Cardinal Health, Inc.	26,500	1,366,870
Cardiome Pharma, Corp. *	18,100	159,280
Celgene Corp. *	49,466	3,159,393
Cell Genesys, Inc. *	48,700	126,620
Centene Corp. *	54,300	911,697
Cephalon, Inc. *	62,800	4,188,132
Charles River Laboratories International, Inc. *	53,500	3,419,720
Chugai Pharmaceutical Company, Ltd.	88,200	1,411,233
Combinatorx, Inc. *	53,600	190,280
Community Health Systems, Inc. *	32,700	1,078,446
Conceptus, Inc. *	116,700	2,157,783
Cougar Biotechnology, Inc. *	62,016	1,477,841
Covance, Inc. *	27,800	2,391,356
Coventry Health Care, Inc. *	30,950	941,499
Covidien, Ltd.	56,425	2,702,193
Cubist Pharmaceuticals, Inc. *	80,400	1,435,944
CV Therapeutics, Inc. *	15,800	130,034
DaVita, Inc. *	28,600	1,519,518
deCODE genetics, Inc. *	138,800	127,696
DENTSPLY International, Inc.	37,100	1,365,280
Diagnosticos da America SA	11,200	288,541
Dyadic International, Inc. *	42,100	31,575
Edwards Lifesciences Corp. *	17,400	1,079,496
Elan Corp. PLC, SADR *	160,200	5,695,110
EPIX Pharmaceuticals, Inc. *	58,400	101,032
Essilor International SA	21,246	1,299,229
Exelixis, Inc. *	76,500	382,500
Express Scripts, Inc. *	17,700	1,110,144
Forest Laboratories, Inc. *	5,300	184,122
Fresenius AG	13,099	1,133,893
Genentech, Inc. *	50,900	3,863,310
Gen-Probe, Inc. *	15,900	754,932
Gilead Sciences, Inc. *	246,296	13,041,372
GlaxoSmithkline Pharmaceuticals, Ltd.	26,700	687,591
Health Net, Inc. *	48,000	1,154,880
Healthextras, Inc. *	40,800	1,229,712
Healthways, Inc. *	20,800	615,680
Henry Schein, Inc. *	54,300	2,800,251
Human Genome Sciences, Inc. *	61,800	321,978
IDEXX Laboratories, Inc. *	14,000	682,360
Illumina, Inc. *	39,700	3,458,267
ImClone Systems, Inc. *	39,200	1,586,032
Immucor, Inc. *	66,775	1,728,137
Incyte Corp. *	231,300	1,760,193
Infinity Pharmaceuticals, Inc. *	45,775	358,876
Intercell AG *	5,800	286,739
Intermune, Inc. *	5,300	69,536
Intuitive Surgical, Inc. *	2,100	565,740
Invitrogen Corp. *	5,200	204,152

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Ipsen SA	27,100	$1,386,698
Johnson & Johnson	12,700	817,118
Laboratory Corp. of America Holdings *	5,600	389,928
LifePoint Hospitals, Inc. *	30,800	871,640
MAP Pharmaceuticals, Inc. *	10,900	112,597
Masimo Corp. *	13,200	453,420
Maxygen, Inc. *	32,800	111,192
McKesson Corp.	45,300	2,532,723
Medarex, Inc. *	5,700	37,677
Medco Health Solutions, Inc. *	55,500	2,619,600
Medial Saude SA	69,200	805,053
Medtronic, Inc.	34,200	1,769,850
Merck & Company, Inc.	94,500	3,561,705
Merck KGAA *	15,987	2,272,667
Micrus Endovascular Corp. *	23,400	328,068
Millipore Corp. *	15,900	1,078,974
Mindray Medical International, Ltd., ADR	11,600	432,912
Mylan, Inc. *	6,500	78,455
Myriad Genetics, Inc. *	12,400	564,448
Nanosphere, Inc. *	2,900	22,794
Neurocrine Biosciences, Inc. *	67,400	282,406
Nighthawk Radiology Holdings, Inc. *	13,200	93,456
Nobel Biocare Holding AG, Series BR	21,420	699,497
Novo Nordisk AS	11,200	733,015
Omnicare, Inc.	5,800	152,076
Onyx Pharmaceuticals, Inc. *	78,238	2,785,273
Orexigen Therapeutics, Inc. *	25,200	198,828
OSI Pharmaceuticals, Inc. *	52,368	2,163,846
Pharmasset, Inc. *	57,800	1,091,264
PharMerica Corp. *	42,300	955,557
Phonak Holding AG	1,000	82,913
Poniard Pharmaceuticals, Inc. *	93,045	394,511
Profarma Distribuidora de Produtos Farmaceuticos SA	95,600	1,475,357
Progenics Pharmaceuticals, Inc. *	6,200	98,394
Psychiatric Solutions, Inc. *	15,400	582,736
Qiagen NV *	8,000	161,040
Regeneron Pharmaceuticals, Inc. *	36,300	524,172
Renovo Group PLC *	527,000	414,633
ResMed, Inc. *	13,300	475,342
Rigel Pharmaceuticals, Inc. *	19,700	446,402
Roche Holdings AG - Genusschein	18,627	3,355,066
Sawai Pharmaceutical Co., Ltd.	15,800	665,122
Schering-Plough Corp.	116,900	2,301,761
Seattle Genetics, Inc. *	95,400	807,084
Sepracor, Inc. *	52,200	1,039,824
Shire Pharmaceuticals Group PLC, ADR	35,400	1,739,202
Shire, Ltd.	39,600	649,554
Simcere Pharmaceutical Group *	20,400	257,040
St. Jude Medical, Inc. *	57,400	2,346,512
Stada Arzneimittel AG	6,770	486,265
Stereotaxis, Inc. *	121,900	653,384
Stryker Corp.	40,700	2,559,216
Sunrise Senior Living, Inc. *	23,200	521,536
Takeda Pharmaceutical Company, Ltd.	7,800	396,666
Tercica, Inc. *	30,700	271,081

The accompanying notes are an integral part of the financial statements.

78

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Teva Pharmaceutical Industries, Ltd., SADR	70,415	$3,225,007
The Medicines Company *	161,900	3,208,858
Theravance, Inc. *	57,400	681,338
TomoTherapy, Inc. *	57,800	516,154
Towa Pharmaceutical Company, Ltd.	21,100	786,891
Transition Therapeutics, Inc. *	5,977	80,271
Triple-S Management Corp. *	44,100	721,035
UCB SA	20,047	741,889
United Therapeutics Corp. *	9,500	928,625
UnitedHealth Group, Inc.	5,000	131,250
Valeant Pharmaceuticals International *	79,200	1,355,112
Vertex Pharmaceuticals, Inc. *	105,304	3,524,525
Virtual Radiologic Corp *	12,400	164,300
Vital Images, Inc. *	25,800	320,952
Warner Chilcott, Ltd., Class A *	36,300	615,285
WellPoint, Inc. *	56,700	2,702,322
Wright Medical Group, Inc. *	31,300	889,233
Wyeth	108,468	5,202,125
XenoPort, Inc. *	54,300	2,119,329
Zimmer Holdings, Inc. *	21,700	1,476,685
		196,166,710
Financial - 4.65%
Aetna, Inc.	38,350	1,554,326
Assurant, Inc.	26,100	1,721,556
CIGNA Corp.	74,500	2,636,555
eHealth, Inc. *	40,900	722,294
Humana, Inc. *	54,852	2,181,464
Tempo Participacoes SA *	170,200	742,123
Universal American Financial Corp. *	50,400	515,088
		10,073,406
Industrial - 1.41%
Applied Biosystems, Inc. *	22,400	749,952
Stericycle, Inc. *	21,375	1,105,088
Waters Corp. *	18,500	1,193,250
		3,048,290
Technology - 0.33%
Cerner Corp. *	15,800	713,844
TOTAL COMMON STOCKS (Cost $214,375,226)		$220,067,188
WARRANTS - 0.03%
Consumer, Non-cyclical - 0.03%
Dyadic International, Inc. (Expiration Date 05/30/2010; strike price $6.33) *	6,000	2,125
Favrille, Inc. (Expiration date 03/06/2011; strike price $5.26) *	20,411	0
Mannkind Corp. (Expiration date 08/05/2010; strike price $12.228) *	21,000	163
Poniard Pharmaceuticals, Inc. (Expiration date 02/01/2011; strike price $4.62) *	132,113	63,815

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Consumer, Non-cyclical (continued)
Poniard Pharmaceuticals, Inc. (continued) (Expiration date 12/03/2008; strike price $6.00) *	2,400	$274
		66,377
TOTAL WARRANTS (Cost $3,077)		$66,377
OPTIONS - 0.00%
Other - 0.00%
Myriad Genetics, Inc. Expiration 07/19/2008 at $60.00 *	2,800	140
TOTAL OPTIONS (Cost $11,984)		$140
SHORT TERM INVESTMENTS - 0.30%
T. Rowe Price Reserve Investment Fund, 2.69%	$638,914	$638,914
TOTAL SHORT TERM INVESTMENTS (Cost $638,914)		$638,914
REPURCHASE AGREEMENTS - 0.05%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $112,006 on 07/01/2008, collateralized by $115,000 Federal Home Loan Bank, 2.625% due 06/10/2009 (valued at $114,856, including interest)
	$112,000	$112,000
TOTAL REPURCHASE AGREEMENTS (Cost $112,000)		$112,000
Total Investments (Health Sciences Trust) (Cost $215,141,201) - 101.93%		$220,884,619
Liabilities in Excess of Other Assets - (1.93)%		(4,180,916)
TOTAL NET ASSETS - 100.00%		$216,703,703

Income & Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 63.65%
Basic Materials - 3.82%
Allegheny Technologies, Inc.	39,900	$2,365,272
Barrick Gold Corp. (a)	81,600	3,712,800
Cleveland-Cliffs, Inc.	14,800	1,764,012
Freeport-McMoRan Copper & Gold, Inc., Class B	9,200	1,078,148
Monsanto Company	13,300	1,681,652
Nucor Corp.	11,700	873,639
Potash Corp. of Saskatchewan, Inc.	16,400	3,748,548
		15,224,071
Communications - 9.11%
American Tower Corp., Class A *	35,200	1,487,200
AT&T, Inc.	89,100	3,001,779
CBS Corp., Class B	66,100	1,288,289

The accompanying notes are an integral part of the financial statements.

79

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications (continued)
Ciena Corp. *	11,600	$268,772
Cisco Systems, Inc. *	163,600	3,805,336
Comcast Corp., Class A	52,650	998,771
Corning, Inc.	17,900	412,595
eBay, Inc. *	40,300	1,101,399
Gannett Company, Inc.	56,900	1,233,023
Google, Inc., Class A *	15,500	8,159,510
Level 3 Communications, Inc. *	341,100	1,006,245
Monster Worldwide, Inc. *	29,300	603,873
Nortel Networks Corp. *	1,851	15,215
Omnicom Group, Inc.	17,600	789,888
Polycom, Inc. *	33,400	813,624
QUALCOMM, Inc.	63,900	2,835,243
Time Warner Cable, Inc. * (a)	38,700	1,024,776
Time Warner, Inc.	61,200	905,760
TW Telecom, Inc. * (a)	103,000	1,651,090
Verizon Communications, Inc.	23,100	817,740
Viacom, Inc., Class B *	21,550	658,137
Walt Disney Company	73,300	2,286,960
Yahoo!, Inc. *	53,700	1,109,442
		36,274,667
Consumer, Cyclical - 5.92%
Best Buy Company, Inc.	91,700	3,631,320
Carnival Corp.	19,800	652,608
Coach, Inc. *	14,800	427,424
Costco Wholesale Corp.	7,400	519,036
Ford Motor Company * (a)	107,000	514,670
General Motors Corp.	43,600	501,400
Hanesbrands, Inc. *	47,812	1,297,618
Home Depot, Inc.	49,800	1,166,316
Honda Motor Company, Ltd., ADR	31,700	1,078,751
Johnson Controls, Inc.	31,500	903,420
Las Vegas Sands Corp. *	19,100	906,104
Lowe’s Companies, Inc.	45,800	950,350
Nordstrom, Inc.	58,200	1,763,460
Phillips-Van Heusen Corp.	15,160	555,159
Southwest Airlines Company	108,500	1,414,840
Target Corp.	114,700	5,332,403
Urban Outfitters, Inc. *	32,800	1,023,032
Walgreen Company	17,200	559,172
Wynn Resorts, Ltd. *	4,500	366,075
		23,563,158
Consumer, Non-cyclical - 14.30%
Abbott Laboratories	34,100	1,806,277
Allergan, Inc.	37,900	1,972,695
Altria Group, Inc.	49,200	1,011,552
Anheuser-Busch Companies, Inc.	14,600	906,952
AstraZeneca PLC, SADR	64,200	2,730,426
Baxter International, Inc.	80,200	5,127,988
Bristol-Myers Squibb Company	49,300	1,012,129
Campbell Soup Company	25,800	863,268
Celgene Corp. *	9,100	581,217
DaVita, Inc. *	18,750	996,187
Estee Lauder Companies, Inc., Class A	15,200	706,040
Forest Laboratories, Inc. *	69,900	2,428,326

Income & Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Genentech, Inc. *	86,200	$6,542,581
General Mills, Inc.	8,500	516,545
Gilead Sciences, Inc. *	12,300	651,285
Health Net, Inc. *	9,200	221,352
ImClone Systems, Inc. *	47,200	1,909,712
Jarden Corp. *	16,000	291,840
Kraft Foods, Inc., Class A	115,989	3,299,887
Medtronic, Inc.	44,800	2,318,400
Paychex, Inc.	50,000	1,564,000
PepsiCo, Inc.	59,600	3,789,964
Pfizer, Inc.	102,800	1,795,916
Philip Morris International, Inc.	49,200	2,429,988
Sanofi-Aventis, ADR	43,800	1,455,474
Sara Lee Corp.	133,300	1,632,925
Schering-Plough Corp.	16,100	317,009
Sepracor, Inc. *	48,400	964,128
Teva Pharmaceutical Industries, Ltd., SADR	25,800	1,181,640
The Coca-Cola Company	23,600	1,226,728
Unilever NV	29,400	834,960
UnitedHealth Group, Inc.	88,400	2,320,500
Visa, Inc. *	7,600	617,956
Wyeth	18,800	901,648
		56,927,495
Energy - 5.49%
Anadarko Petroleum Corp.	13,900	1,040,276
Baker Hughes, Inc.	9,400	820,996
BJ Services Company	57,200	1,826,968
Chevron Corp.	20,755	2,057,443
ConocoPhillips	27,100	2,557,969
EOG Resources, Inc.	7,700	1,010,240
Exxon Mobil Corp.	18,700	1,648,031
Marathon Oil Corp.	58,400	3,029,208
Royal Dutch Shell PLC, ADR, Class B	10,695	856,777
Royal Dutch Shell PLC, ADR	12,300	1,005,033
Schlumberger, Ltd.	29,900	3,212,157
Weatherford International, Ltd. *	56,200	2,786,958
		21,852,056
Financial - 9.84%
Aetna, Inc.	14,500	587,685
AFLAC, Inc.	18,800	1,180,640
Ambac Financial Group, Inc.	72,700	97,418
American Capital Strategies, Ltd. (a)	29,700	705,969
American International Group, Inc.	102,775	2,719,426
Astoria Financial Corp.	16,900	339,352
Berkshire Hathaway, Inc., Class A *	11	1,328,250
Capital One Financial Corp.	12,600	478,926
Douglas Emmett, Inc., REIT	7,500	164,775
Federal Home Loan Mortgage Corp.	117,600	1,928,640
Federal National Mortgage Association	112,500	2,194,875
Fifth Third Bancorp	25,200	256,536
Goldman Sachs Group, Inc.	33,870	5,923,863
Host Hotels & Resorts, Inc., REIT	6,066	82,801
Hudson City Bancorp, Inc.	135,300	2,256,804
JP Morgan Chase & Company	184,616	6,334,175
Lehman Brothers Holdings, Inc.	82,300	1,630,363

The accompanying notes are an integral part of the financial statements.

80

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial (continued)
Marsh & McLennan Companies, Inc.	21,500	$570,825
MBIA, Inc.	50,800	223,012
Progressive Corp.	51,900	971,568
SLM Corp. *	24,300	470,205
SunTrust Banks, Inc.	18,400	666,448
Wachovia Corp.	136,730	2,123,417
Washington Mutual, Inc. (a)	183,400	904,162
Wells Fargo & Company	167,500	3,978,125
XL Capital, Ltd., Class A	51,300	1,054,728
		39,172,988
Industrial - 6.91%
Boeing Company	12,600	828,072
Cooper Industries, Ltd., Class A	14,200	560,900
Danaher Corp.	15,000	1,159,500
Emerson Electric Company	14,300	707,135
Energizer Holdings, Inc. *	14,700	1,074,423
FedEx Corp.	15,100	1,189,729
Flextronics International, Ltd. *	64,200	603,480
Fluor Corp.	14,300	2,660,944
General Electric Company	136,200	3,635,178
Illinois Tool Works, Inc.	44,000	2,090,440
Jabil Circuit, Inc.	111,200	1,824,792
KLA-Tencor Corp.	77,400	3,150,954
Leggett & Platt, Inc.	41,700	699,309
Tyco International, Ltd.	13,400	536,536
United Parcel Service, Inc., Class B	79,300	4,874,571
United Technologies Corp.	24,500	1,511,650
Vulcan Materials Company (a)	6,900	412,482
		27,520,095
Technology - 7.39%
Adobe Systems, Inc. *	35,000	1,378,650
Affiliated Computer Services, Inc., Class A *	13,900	743,511
Agilent Technologies, Inc. *	41,300	1,467,802
Altera Corp.	33,400	691,380
Apple, Inc. *	10,600	1,774,864
Applied Materials, Inc.	211,000	4,027,990
Brocade Communications Systems, Inc. *	216,500	1,783,960
Cerner Corp. * (a)	28,300	1,278,594
Cognizant Technology Solutions Corp., Class A *	15,600	507,156
Dell, Inc. *	80,600	1,763,528
Intel Corp.	90,200	1,937,496
International Business Machines Corp.	7,300	865,269
Lam Research Corp. *	17,200	621,780
Microchip Technology, Inc.	16,100	491,694
Micron Technology, Inc. *	157,400	944,400
Microsoft Corp.	126,980	3,493,220
NetApp, Inc. *	19,400	420,204
Oracle Corp. *	50,600	1,062,600
SanDisk Corp. *	121,800	2,277,660
Seagate Technology	33,000	631,290
Sun Microsystems, Inc. *	55,575	604,656
VeriFone Holdings, Inc. * (a)	56,800	678,760
		29,446,464

Income & Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities - 0.87%
AES Corp. *	31,300	$601,273
American Water Works Company, Inc. * (a)	37,700	836,186
CMS Energy Corp.	37,800	563,220
Edison International	16,100	827,218
Pinnacle West Capital Corp.	21,000	646,170
		3,474,067
TOTAL COMMON STOCKS (Cost $281,107,166)		$253,455,061
PREFERRED STOCKS - 0.38%
Consumer, Non-cyclical - 0.13%
Schering-Plough Corp., 6.00%	2,800	533,596
Financial - 0.25%
Bank of America Corp., 8.00%	190,000	178,005
Fifth Third Bancorp, Series G, 8.50% *	2,800	299,600
SLM Corp., Series C, 7.25%	200	199,270
Washington Mutual, Inc., Series R, 7.75%	520	305,240
		982,115
TOTAL PREFERRED STOCKS (Cost $1,880,417)		$1,515,711
U.S. TREASURY OBLIGATIONS - 3.77%
Government - 3.77%
2.375% due 01/15/2017	36,887	39,928
4.75% due 02/15/2037	325,000	335,613
5.00% due 05/15/2037	935,000	1,004,833
5.50% due 08/15/2028	1,250,000	1,395,020
6.25% due 08/15/2023	2,795,000	3,325,396
8.875% due 08/15/2017	275,000	374,473
2.75% due 02/28/2013	680,000	663,850
3.625% due 07/15/2009 to 05/15/2013	475,000	481,783
3.875% due 02/15/2013	240,000	246,000
4.25% due 09/30/2012	3,235,000	3,368,192
4.625% due 12/31/2011	490,000	514,806
4.875% due 06/30/2009 to 06/30/2012	2,536,000	2,626,665
7.25% due 05/15/2016	530,000	651,196
		15,027,755
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,123,829)		$15,027,755
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.21%
Government - 1.77%
5.50% due 07/15/2011	500,000	529,901
5.125% due 03/30/2011	605,000	628,124
4.125% due 11/19/2008	535,000	538,312
5.125% due 08/14/2013	200,000	208,466
5.375% due 05/18/2016	1,000,000	1,046,687
5.625% due 06/13/2016	980,000	969,971
5.00% due 10/15/2011	1,335,000	1,385,833
5.25% due 08/01/2012	1,685,000	1,701,372
4.875% due 01/15/2048	40,000	37,303
		7,045,969
Mortgage Securities - 7.44%
5.00% due 04/01/2023 to 02/01/2038	3,463,566	3,334,108
5.25% due 07/18/2011	250,000	261,191
5.484% due 02/01/2038 (b)	486,814	488,884

The accompanying notes are an integral part of the financial statements.

81

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Mortgage Securities (continued)
5.50% due 01/01/2034 to 04/01/2038	$3,213,880	$3,178,111
5.726% due 11/01/2037 (b)	91,505	93,275
5.75% due 06/27/2016	630,000	635,944
6.00% due 04/01/2016 to 08/01/2016	178,264	183,910
6.00% TBA **	1,070,000	1,080,825
6.333% due 02/01/2037	270,317	277,648
5.00% due 12/01/2017 to 03/01/2037	3,624,428	3,485,271
5.1215% due 02/17/2009 (b)	1,000,000	1,010,910
5.50% due 01/01/2035 to 09/01/2037	3,733,737	3,697,743
6.00% due 06/01/2021 to 05/01/2038	8,614,262	8,700,189
6.125% due 03/15/2012	600,000	645,282
6.25% due 05/15/2029	200,000	226,097
6.50% IO due 07/01/2037	1,225,035	1,255,087
7.00% due 03/01/2037 to 10/01/2047	908,242	932,284
7.50% due 09/01/2029 to 10/01/2031	111,579	118,825
		29,605,584
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,855,517)		$36,651,553
FOREIGN GOVERNMENT OBLIGATIONS - 2.67%
Argentina - 0.03%
Republic of Argentina
1.3182% due 12/15/2035 (b)	1,058,000	104,742
Australia - 0.04%
Commonwealth of Australia
6.00% due 10/14/2015	AUD 165,000	149,303
Brazil - 0.07%
Federative Republic of Brazil
6.00% due 05/15/2045	BRL 165	162,555
11.00% due 08/17/2040	$95,000	125,638
		288,193
Canada - 0.04%
Government of Canada
4.50% due 06/01/2015	CAD 140,000	144,913
Colombia - 0.07%
Republic of Colombia
10.00% due 01/23/2012	$140,000	162,190
12.00% due 10/22/2015	COP 273,000,000	136,949
		299,139
France - 0.14%
Government of France
4.75% due 04/25/2035	EUR 375,000	567,670
Gabon - 0.04%
Republic of Gabon
8.20% due 12/12/2017	$150,000	161,103
Germany - 0.89%
Federal Republic of Germany
3.25% due 07/04/2015	EUR 1,000,000	1,444,307
4.00% due 01/04/2018	480,000	720,610
4.25% due 07/04/2014	235,000	362,248
4.50% due 07/04/2009	640,000	1,005,613
		3,532,778

Income & Value Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan - 0.48%
Government of Japan
1.50% due 09/20/2014	JPY 200,000,000	$1,910,002
Mexico - 0.13%
Government of Mexico
5.625% due 01/15/2017	$390,000	394,095
9.00% due 12/24/2009	MXN 500,000	48,788
10.00% due 12/05/2024	8,000	83,102
		525,985
Netherlands - 0.18%
Government of Netherlands
3.25% due 07/15/2015	EUR 495,000	709,134
Poland - 0.04%
Republic of Poland
5.75% due 03/24/2010	PLN 375,000	172,590
Russia - 0.14%
Government of Russia
7.50% due 03/31/2030	$492,500	552,531
South Korea - 0.05%
Republic of Korea
4.25% due 09/10/2014	KRW 210,000,000	183,517
Sweden - 0.12%
Kingdom of Sweden
6.75% due 05/05/2014	SEK 2,610,000	478,970
United Kingdom - 0.21%
United Kingdom Gilt
4.00% due 09/07/2016	GBP 465,000	857,476
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $10,718,176)		$10,638,046
CORPORATE BONDS - 8.23%
Basic Materials - 0.13%
ArcelorMittal
5.375% due 06/01/2013 (g)	$100,000	98,468
6.125% due 06/01/2018 (g)	280,000	273,632
Freeport-McMoRan Copper & Gold, Inc.
6.875% due 02/01/2014	70,000	72,450
Vale Overseas, Ltd.
6.875% due 11/21/2036	100,000	92,873
		537,423
Communications - 0.96%
British Telecommunications PLC
5.95% due 01/15/2018	100,000	95,601
Charter Communications Operating LLC
8.375% due 04/30/2014 (g)	300,000	284,250
Cisco Systems, Inc.
5.25% due 02/22/2011	125,000	128,699
Comcast Corp.
5.875% due 02/15/2018	100,000	96,209
6.95% due 08/15/2037	125,000	122,948
Cox Communications, Inc.
7.75% due 11/01/2010	125,000	131,711
News America, Inc.
6.40% due 12/15/2035	150,000	141,948
6.65% due 11/15/2037	130,000	126,936

The accompanying notes are an integral part of the financial statements.

82

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communications (continued)
Nielsen Finance LLC
10.00% due 08/01/2014	$400,000	$403,000
SBC Communications, Inc.
5.625% due 06/15/2016	125,000	123,790
Sprint Capital Corp.
8.75% due 03/15/2032	50,000	47,625
Telecom Italia Capital SA
5.25% due 10/01/2015	50,000	45,758
7.20% due 07/18/2036	130,000	125,703
7.721% due 06/04/2038	85,000	86,372
The McGraw-Hill Companies, Inc.
5.375% due 11/15/2012	125,000	124,833
Thomson Reuters Corp.
5.95% due 07/15/2013	75,000	75,301
6.50% due 07/15/2018	140,000	139,507
Time Warner Cable, Inc.
6.75% due 07/01/2018	75,000	75,497
Time Warner, Inc.
5.875% due 11/15/2016	125,000	117,869
7.625% due 04/15/2031	130,000	131,982
Univision Communications, Inc.
9.75% due 03/15/2015 (g)	600,000	441,000
US Unwired, Inc., Series B
10.00% due 06/15/2012	530,000	541,925
Verizon Communications, Inc.
5.25% due 04/15/2013	50,000	49,712
5.50% due 04/01/2017	50,000	48,057
Vodafone Group PLC
6.15% due 02/27/2037	125,000	114,315
		3,820,548
Consumer, Cyclical - 0.34%
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012	295,000	283,200
Federated Retail Holdings, Inc.
6.375% due 03/15/2037	135,000	103,974
Home Depot, Inc.
2.9012% due 12/16/2009 (b)	370,000	360,377
Michaels Stores, Inc.
10.00% due 11/01/2014	300,000	259,875
Seminole Tribe of Florida
5.798% due 10/01/2013 (g)	180,000	179,498
Wyndham Worldwide Corp.
6.00% due 12/01/2016	170,000	150,122
		1,337,046
Consumer, Non-cyclical - 0.63%
Abbott Laboratories
5.60% due 11/30/2017	65,000	65,564
Amgen, Inc.
6.15% due 06/01/2018	270,000	271,365
Anheuser-Busch Companies, Inc.
5.50% due 01/15/2018	420,000	393,885
AstraZeneca PLC
5.40% due 09/15/2012	100,000	102,266
Biogen Idec, Inc.
6.00% due 03/01/2013	60,000	59,539
Cardinal Health, Inc.
5.80% due 10/15/2016	250,000	244,677

Income & Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Delhaize Group
6.50% due 06/15/2017	$50,000	$50,436
GlaxoSmithKline Capital, Inc.
4.85% due 05/15/2013	200,000	199,730
5.65% due 05/15/2018	160,000	159,389
Hospira, Inc.
5.55% due 03/30/2012	75,000	73,682
Kraft Foods, Inc.
6.875% due 02/01/2038	75,000	72,915
Tenet Healthcare Corp.
9.875% due 07/01/2014	250,000	251,250
Tyson Foods, Inc.
6.85% due 04/01/2016	370,000	336,235
WellPoint, Inc.
6.375% due 06/15/2037	240,000	216,571
		2,497,504
Diversified - 0.03%
Capmark Financial Group, Inc.
6.30% due 05/10/2017	210,000	135,747
Energy - 0.81%
Apache Corp.
6.00% due 01/15/2037	125,000	122,654
Canadian Natural Resources, Ltd.
5.70% due 05/15/2017	75,000	73,474
Enbridge Energy Partners LP
6.50% due 04/15/2018 (g)	50,000	50,216
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014	90,000	88,164
6.875% due 03/01/2033	125,000	122,729
Gaz Capital for Gazprom
6.51% due 03/07/2022	100,000	88,122
Husky Energy, Inc.
6.80% due 09/15/2037	300,000	297,215
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	110,000	103,475
6.00% due 02/01/2017	335,000	331,011
6.50% due 02/01/2037	130,000	122,921
Marathon Oil Corp.
6.60% due 10/01/2037	170,000	167,595
Pemex Project Funding Master Trust
3.2806% due 12/03/2012 (b)	590,000	578,200
Petroleum Export, Ltd.
5.265% due 06/15/2011 (g)	316,063	313,614
TransCanada Pipelines, Ltd.
6.20% due 10/15/2037	150,000	137,499
TransCanada Pipelines, Ltd., ADR
6.35% due 05/15/2067 (b)	170,000	146,790
Williams Companies, Inc.
7.875% due 09/01/2021	148,000	156,880
8.75% due 03/15/2032	84,000	95,340
XTO Energy, Inc.
6.10% due 04/01/2036	230,000	219,067
		3,214,966
Financial - 4.37%
ACE INA Holdings, Inc.
6.70% due 05/15/2036	70,000	67,766

The accompanying notes are an integral part of the financial statements.

83

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Allstate Corp.
6.125% due 05/15/2037 (b)	$210,000	$190,533
American Express Company
8.15% due 03/19/2038	75,000	83,359
Assured Guaranty U.S. Holdings, Inc., Series A
6.40% due 12/15/2066 (b)	75,000	49,481
BA Covered Bond Issuer
5.50% due 06/14/2012	240,000	249,024
BAC Capital Trust XIII
3.1762% due 03/15/2043 (b)	700,000	528,325
Banco Bilbao Vizcaya Argentaria SA
5.75% due 07/20/2017 (g)	200,000	211,131
Banco Mercantil del Norte SA
6.862% due 10/13/2021 (g)	390,000	363,707
Bank of Scotland PLC
5.25% due 02/21/2017 (g)	245,000	240,917
Barclays Bank PLC
7.434% due 09/29/2049 (b)(g)	200,000	187,595
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	260,000	271,327
Berkshire Hathaway Finance Corp.
4.60% due 05/15/2013	380,000	378,837
Brandywine Operating Partnership
5.40% due 11/01/2014	315,000	279,481
5.70% due 05/01/2017	125,000	106,216
6.00% due 04/01/2016	25,000	22,235
Capital One Financial Corp.
6.25% due 11/15/2013	470,000	459,079
Capmark Financial Group, Inc.
5.875% due 05/10/2012	790,000	557,275
Caterpillar Financial Services Corp., MTN
4.85% due 12/07/2012	50,000	49,852
Catlin Insurance Company, Ltd.
7.249% due 12/31/2049 (b)(g)	250,000	182,483
CIT Group, Inc.
7.625% due 11/30/2012	50,000	41,559
Citigroup Capital XXI
8.30% due 12/21/2057 (b)	330,000	311,629
Citigroup, Inc.
6.125% due 11/21/2017	50,000	47,985
CNA Financial Corp.
7.25% due 11/15/2023	100,000	92,774
CoBank ACB
3.3763% due 06/15/2022 (b)(g)	360,000	285,456
Countrywide Financial Corp.
5.80% due 06/07/2012	475,000	449,258
Countrywide Home Loans, Inc.
5.625% due 07/15/2009	80,000	78,015
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009	25,000	23,877
Depfa ACS Bank
5.125% due 03/16/2037	250,000	237,457
Depfa ACS Bank, EMTN
4.75% due 10/12/2010	200,000	203,776
Developers Diversified Realty Corp.
5.00% due 05/03/2010	125,000	121,128
5.50% due 05/01/2015	45,000	40,165
Fifth Third Capital Trust IV
6.50% due 04/01/2037 (b)	250,000	144,962

Income & Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Ford Motor Credit Company LLC
8.625% due 11/01/2010	$150,000	$127,246
General Motors Acceptance Corp.
7.00% due 02/01/2012	450,000	312,798
Goldman Sachs Group, Inc.
6.15% due 04/01/2018	545,000	528,737
HBOS PLC
6.75% due 05/21/2018 (g)	100,000	95,637
Hospitality Properties Trust
6.70% due 01/15/2018	400,000	343,569
HSBK Europe BV
7.25% due 05/03/2017	300,000	258,141
7.75% due 05/13/2013 (g)	190,000	179,550
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)	145,000	116,431
4.90% due 09/23/2010	220,000	200,850
International Lease Finance Corp.
5.00% due 04/15/2010	250,000	242,341
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	250,000	216,207
JP Morgan Chase Capital XXV, Series Y
6.80% due 10/01/2037	355,000	318,643
Kazkommerts International BV
8.00% due 11/03/2015	150,000	123,735
Kimco Realty Corp.
4.82% due 06/01/2014	125,000	113,747
Korea Development Bank
5.30% due 01/17/2013	100,000	99,259
Lehman Brothers Holdings, Inc.
2.94% due 01/12/2012 (b)	220,000	193,423
Lehman Brothers Holdings, Inc., MTN
6.875% due 05/02/2018	75,000	72,608
Liberty Mutual Group, Inc.
6.50% due 03/15/2035 (g)	150,000	118,115
7.50% due 08/15/2036 (g)	150,000	131,176
7.80% due 03/15/2037 (g)	330,000	263,460
10.75% due 06/15/2058 (b)(g)	390,000	373,425
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	335,000	318,828
Monumental Global Funding III
2.9131% due 01/15/2014 (b)(g)	360,000	320,172
National Rural Utilities Cooperative Finance Corp.
5.50% due 07/01/2013	100,000	101,147
Nationwide Building Society
5.50% due 07/18/2012 (g)	165,000	167,463
5.50% due 07/18/2012	210,000	213,020
Nationwide Financial Services
6.75% due 05/15/2037	290,000	229,693
Nationwide Mutual Insurance Company
7.875% due 04/01/2033 (g)	60,000	57,752
Northern Rock PLC
5.625% due 06/22/2017 (g)	200,000	201,456
PNC Preferred Funding Trust I
6.113% due 03/15/2049 (b)(g)	500,000	386,931
ProLogis
5.25% due 11/15/2010	200,000	199,665
5.625% due 11/15/2015	130,000	122,134
QBE Capital Funding II LP
6.797% due 06/01/2049 (b)(g)	200,000	167,663

The accompanying notes are an integral part of the financial statements.

84

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Reliastar Financial Corp.
6.50% due 11/15/2008	$280,000	$282,845
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)(g)	690,000	593,530
Royal Bank of Scotland Group PLC
6.99% due 10/29/2049 (b)(g)	150,000	135,004
Simon Property Group LP
5.30% due 05/30/2013	150,000	147,574
SLM Corp., Series A
5.00% due 04/15/2015	125,000	105,771
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)	240,000	202,927
The Charles Schwab Corp., MTN
6.375% due 09/01/2017	125,000	124,513
Twin Reefs Pass Through Trust
3.4494% due 12/10/2049 (b)(g)	400,000	14,200
Unicredit Luxembourg Finance SA
5.584% due 01/13/2017 (b)(g)	200,000	192,988
US AgBank FCB
6.11% due 12/31/2049 (b)(g)	400,000	275,840
Washington Mutual Bank
5.125% due 01/15/2015	250,000	192,500
6.75% due 05/20/2036	250,000	182,500
Washington Mutual Preferred Funding
9.75% due 10/29/2049 (b)(g)	900,000	708,750
WEA Finance LLC/WCI Finance LLC
5.70% due 10/01/2016	75,000	70,038
XL Capital, Ltd., Series E
6.50% due 12/31/2049 (b)	420,000	283,500
Zions Bancorporation
5.50% due 11/16/2015	500,000	398,241
		17,382,407
Industrial - 0.53%
Atlas Copco AB, ADR
5.60% due 05/22/2017 (g)	125,000	121,602
BAE Systems 2001 Asset Trust PLC
6.664% due 09/15/2013 (g)	797,108	820,704
7.156% due 12/15/2011 (g)	341,450	353,375
BNSF Funding Trust I
6.613% due 12/15/2055 (b)	35,000	31,655
Burlington Northern Santa Fe Corp.
6.15% due 05/01/2037	110,000	103,641
Canadian National Railway Company
4.95% due 01/15/2014	100,000	99,349
General Electric Company
5.00% due 02/01/2013	125,000	125,900
Koninklijke Philips Electronics NV
7.20% due 06/01/2026	125,000	133,033
NXP BV/NXP Funding LLC
7.875% due 10/15/2014	300,000	276,000
Union Pacific Corp.
5.70% due 08/15/2018	25,000	24,396
5.75% due 11/15/2017	25,000	24,590
		2,114,245
Technology - 0.06%
Hewlett-Packard Company
5.50% due 03/01/2018	100,000	97,941

Income & Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Technology (continued)
KLA-Tencor Corp.
6.90% due 05/01/2018	$120,000	$117,644
National Semiconductor Corp.
6.15% due 06/15/2012	25,000	25,236
		240,821
Utilities - 0.37%
Appalachian Power Company
5.55% due 04/01/2011	125,000	125,505
Cleveland Electric Illuminating Company
5.65% due 12/15/2013	95,000	93,920
Connecticut Light & Power Company
5.65% due 05/01/2018	140,000	138,143
Energy East Corp.
6.75% due 07/15/2036	125,000	119,224
Florida Power Corp.
5.65% due 06/15/2018	230,000	232,118
Ohio Edison Company
6.40% due 07/15/2016	70,000	69,833
Pacific Gas & Electric Company
4.20% due 03/01/2011	150,000	148,742
Pennsylvania Electric Company
6.05% due 09/01/2017	35,000	33,950
Public Service Electric & Gas Company, MTN
5.30% due 05/01/2018	40,000	39,461
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011 (g)	170,000	171,818
Veolia Environnement
5.25% due 06/03/2013	125,000	124,885
6.00% due 06/01/2018	140,000	139,679
Virginia Electric and Power Company
5.95% due 09/15/2017	50,000	50,248
		1,487,526
TOTAL CORPORATE BONDS (Cost $35,867,405)		$32,768,233
CONVERTIBLE BONDS - 0.18%
Consumer, Cyclical - 0.18%
Ford Motor Company
4.25% due 12/15/2036	973,000	694,073
TOTAL CONVERTIBLE BONDS (Cost $979,049)		$694,073
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.47%
American Home Mortgage Assets, Series 2007-3, Class 22A1
6.25% due 06/25/2037	139,263	110,867
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (g)	125,000	120,537
American Tower Trust, Series 2007-1A, Class B
5.537% due 04/15/2037 (g)	125,000	120,381
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (g)	125,000	110,859
Banc of America Funding Corp., Series 2005-H, Class 9A1
5.8901% due 11/20/2035 (b)	330,504	211,356
Bank of America Commercial Mortgage, Inc., Series 2001-3, Class A1
4.89% due 04/11/2037	106,576	106,724

The accompanying notes are an integral part of the financial statements.

85

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1
5.3489% due 03/25/2035 (b)	$471,360	$441,550
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A3
4.65% due 10/25/2035 (b)	875,000	810,476
Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1
5.8015% due 11/25/2035 (b)	343,998	249,656
Bear Stearns Asset Backed Securities, Inc., Series 2005-AC3, Class 2A1
5.25% due 06/25/2020	197,886	166,892
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class C
7.928% due 07/15/2032	250,000	262,484
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5
5.617% due 10/15/2048	75,000	72,069
Commercial Mortgage Pass Through Certificates, Series 2003-LB1A, Class A2
4.084% due 06/10/2038	750,000	704,623
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1A7
5.50% due 11/25/2035	309,351	302,849
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1A7
5.50% due 12/25/2035	262,157	251,762
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1A9
5.75% due 03/25/2037	491,713	407,507
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1
5.8718% due 06/25/2047 (b)	306,181	221,772
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4A1
5.9505% due 06/25/2047 (b)	394,832	300,532
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-HYB5, Class 3A1B
5.9273% due 09/20/2036 (b)	88,824	68,674
Countrywide Home Loans, Series 2005-12, Class 2A5
5.50% due 05/25/2035	248,303	236,452
Crown Castle Towers LLC, Series 2005-1A, Class AFL
2.8512% due 06/15/2035 (b)(g)	230,000	224,250
Crown Castle Towers LLC, Series 2005-1A, Class AFX
4.643% due 06/15/2035 (g)	625,000	615,694
Crown Castle Towers LLC, Series 2005-1A, Class B
4.878% due 06/15/2035 (g)	825,000	804,878
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035 (g)	290,000	275,053
Crown Castle Towers LLC, Series 2006-1A, Class E
6.0652% due 11/15/2036 (g)	660,000	587,618
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A4
5.435% due 09/15/2034	489,794	490,468
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A4
6.18% due 12/15/2035	750,000	764,512

Income & Value Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3
6.133% due 04/15/2037	$500,000	$510,263
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E
5.015% due 01/15/2037 (b)(g)	425,000	344,705
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A3
4.499% due 11/15/2037	120,000	116,418
CS First Boston Mortgage Securities Corp., Series 2005-5, Class 4A1
6.25% due 07/25/2035	273,815	263,889
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1
5.00% due 08/25/2020	60,137	53,446
CSAB Mortgage Backed Trust, Series 2006-2, Class A6A
5.72% due 09/25/2036	825,000	674,404
Federal Home Loan Mortgage Corp., REMICS, Series 2006-3233, Class PA
6.00% due 10/15/2036	322,417	329,429
Federal Home Loan Mortgage Corp., REMICS, Series 2007-3312, Class PA
5.50% due 05/15/2037	118,052	117,750
Federal Home Loan Mortgage Corp., Series T-41, Class 3A
7.50% due 07/25/2032	110,321	114,675
Federal National Mortgage Association, Series 2002-W3, Class A5
7.50% due 01/25/2028	191,951	204,064
First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 1A14
5.50% due 11/25/2035	476,454	444,339
First Union National Bank Commercial Mortgage Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	600	599
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	219,236	220,941
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A1
6.079% due 05/15/2033	21,192	21,429
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2
6.07% due 06/10/2038	500,000	508,267
GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3
5.349% due 08/11/2036	360,000	360,270
Global Signal Trust, Series 2006-1, Class A2
5.45% due 02/15/2036 (g)	375,000	376,316
Global Signal Trust, Series 2006-1, Class C
5.707% due 02/15/2036 (g)	300,000	287,637
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A1
6.25% due 04/15/2034	104,988	105,448
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A2
4.112% due 01/11/2017	141,809	138,496
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1
5.50% due 01/25/2020	404,447	395,964

The accompanying notes are an integral part of the financial statements.

86

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
2.9575% due 10/03/2015 (b)(g)	$170,000	$170,030
Indymac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2A1
6.50% due 09/25/2037	430,446	357,001
Indymac Index Mortgage Loan Trust, Series 2006-AR5, Class 2A1
5.8362% due 05/25/2036 (b)	108,082	79,603
JP Morgan Alternative Loan Trust, Series 2006-S3, Class A6
6.12% due 08/25/2036	875,000	755,789
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	1,165,000	1,174,500
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A2
4.79% due 10/15/2042	392,268	389,428
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4
6.0654% due 04/15/2045 (b)	125,000	122,786
LB-UBS Commercial Mortgage Trust, Series 2002-C1,Class A4
6.462% due 03/15/2031	500,000	518,437
Lehman Mortgage Trust, Series 2007-7, Class 6A4
7.00% due 08/25/2037	112,270	98,798
Lehman Mortgage Trust, Series 2007-8, Class 3A1
7.25% due 08/25/2037	551,763	443,256
MASTR Alternative Loans Trust, Series 2004-5, Class 5A1
4.75% due 06/25/2019	603,497	559,393
Residential Accredit Loans, Inc., Series 2007-QS11, Class A1
7.00% due 10/25/2037	477,295	404,507
Residential Accredit Loans, Inc., Series 2007-QS9, Class A33
6.50% due 07/25/2037	113,627	97,648
Residential Asset Securitization Trust, Series 2004-A6, Class A1
5.00% due 08/25/2019	1,285,155	1,219,290
Salomon Brothers Mortgage Securities VII, Series 2000-C3, Class A2
6.592% due 12/18/2033	289,694	296,652
Salomon Brothers Mortgage Securities VII, Series 2001-C1, Class A3
6.428% due 12/18/2035	709,091	725,697
Salomon Brothers Mortgage Securities VII, Series 2001-C2, Class H
7.6875% due 11/13/2011 (b)	350,000	328,015
SBA CMBS Trust, Series 2005-1A, Class A
5.369% due 11/15/2035 (g)	280,000	282,795
SBA CMBS Trust, Series 2005-1A, Class B
5.565% due 11/15/2035 (g)	250,000	252,496
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5A1
6.00% due 03/25/2036 (b)	705,605	520,728
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5A1
5.9074% due 05/25/2036 (b)	1,113,107	926,023

Income & Value Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Structured Asset Securities Corp., Series 1998-RF2, Class A
8.582% due 07/15/2027 (b)(g)	$132,326	$132,099
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 3A1
5.8263% due 06/25/2037 (b)	1,517,010	1,433,855
Washington Mutual Mortgage Pass-Through, Series 2005-1, Class 6A1
6.50% due 03/25/2035	386,140	358,869
Washington Mutual, Inc., Series 2003-S6, Class 2A3
4.75% due 07/25/2018	354,092	339,624
Wells Fargo Mortgage Backed Securities Trust, Series 2003-16, Class 2A1
4.50% due 12/25/2018	198,592	187,421
Wells Fargo Mortgage Backed Securities Trust, Series 2003-3, Class 2A1
5.25% due 04/25/2033	174,364	170,743
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A6
4.1094% due 06/25/2035 (b)	675,000	628,701
Wells Fargo Mortgage Backed Securities Trust, Series 2006-1, Class A3
5.00% due 03/25/2021	612,916	584,568
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1
5.6523% due 10/25/2036 (b)	1,640,523	1,550,673
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,316,669)		$29,738,669
ASSET BACKED SECURITIES - 2.91%
Advanta Business Card Master Trust, Series 2005-A3, Class A3
4.70% due 10/20/2011	375,000	377,217
AmeriCredit Automobile Receivables Trust, Series 2007-DF, Class A4A
5.56% due 07/06/2014	125,000	126,675
Bear Stearns Asset Backed Securities, Inc., Series 2005-CL1, Class A1
2.9825% due 08/25/2035 (b)	156,372	143,477
Carmax Auto Owner Trust, Series 2007-2, Class A3
5.23% due 12/15/2011	125,000	127,099
Countryplace Manufactured Housing Contract Trust, Series 2005-1, Class A3
4.80% due 12/15/2035 (b)(g)	250,000	216,078
Countrywide Asset-Backed Certificates, Series 2006-S2, Class A5
5.753% due 07/15/2027	825,000	377,283
Countrywide Asset-Backed Certificates, Series 2006-S6, Class A6
5.657% due 03/25/2034 (b)	350,000	230,056
CPS Auto Trust, Series 2005-C, Class A2
4.79% due 03/15/2012 (g)	435,735	432,828
CPS Auto Trust, Series 2006-A, Class 1A4
5.33% due 11/15/2012 (g)	700,000	697,323
CPS Auto Trust, Series 2006-C, Class A4
5.14% due 06/17/2013 (g)	824,998	750,410
CPS Auto Trust, Series 2007-A, Class A4
5.05% due 11/15/2013 (g)	649,999	574,052
CPS Auto Trust, Series 2007-TFC, Class A2
5.25% due 12/15/2013 (g)	307,012	280,050

The accompanying notes are an integral part of the financial statements.

87

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Discover Card Master Trust, Series 2008-A3, Class A3
5.10% due 10/15/2013	$100,000	$100,708
Drive Auto Receivables Trust, Series 2006-2, Class A3
5.33% due 04/15/2014 (g)	450,000	420,840
First Investors Auto Owner Trust, Series 2005-A, Class A2
4.23% due 07/16/2012 (g)	139,178	138,920
GMAC Mortgage Corp. Loan Trust, Series 2007-HE2, Class A3
6.193% due 07/25/2037 (b)	500,000	254,178
GSAA Trust, Series 2006-7, Class AF5A
6.2052% due 01/25/2035	125,000	112,094
Hertz Vehicle Financing LLC, Series 2005-2A, Class A6
5.08% due 11/25/2011 (g)	330,000	309,294
Irwin Home Equity Corp., Series 2006-P1, Class 2A4
5.80% due 06/25/2037 (g)	525,000	440,914
New Century Home Equity Loan Trust, Series 2004-A, Class AII5
5.25% due 07/25/2034 (b)	510,000	430,141
New Century Home Equity Loan Trust, Series 2006-2, Class A2B
2.6425% due 08/25/2036 (b)	75,000	66,334
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A3
4.14% due 09/25/2012	420,000	421,776
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A2
5.03% due 03/25/2014	1,000,000	1,017,257
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A3
5.12% due 12/25/2014	500,000	504,756
Rental Car Finance Corp., Series 2005-1A, Class A2
4.59% due 06/25/2011 (g)	500,000	444,532
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	97,992	88,744
Residential Asset Mortgage Products, Inc., Series 2004-RS9, Class AI4
4.767% due 10/25/2032 (b)	408,737	347,442
Residential Funding Mortgage Securities II Inc, Series 2007-HSA2, Class A1F
8.47% due 01/25/2022 (b)	62,419	60,995
Residential Funding Mortgage Securities II Inc, Series 2007-HSA3, Class AI3
6.03% due 05/25/2037 (b)	350,000	127,207
Triad Auto Receivables Owner Trust, Series 2005-A, Class A4
4.22% due 06/12/2012	281,642	271,245
UPFC Auto Receivables Trust, Series 2005-A, Class A3
4.34% due 12/15/2010	104,286	103,743
UPFC Auto Receivables Trust, Series 2005-B, Class A3
4.98% due 08/15/2011	203,560	200,567
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A3
5.70% due 09/07/2023	27,734	27,514

Income & Value Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Washington Mutual Master Note Trust, Series 2006-A2A, Class A
2.5213% due 06/15/2015 (b)(g)	$170,000	$149,414
Washington Mutual Master Note Trust, Series 2007-A4A, Class A4
5.20% due 10/15/2014 (g)	125,000	118,027
West Penn Funding LLC Transition Bonds, Series 2005-A, Class A1
4.46% due 12/27/2010 (g)	804,233	809,511
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05% due 07/20/2023 (g)	346,892	267,099
TOTAL ASSET BACKED SECURITIES (Cost $13,232,588)		$11,565,800
SUPRANATIONAL OBLIGATIONS - 0.17%
Government - 0.17%
African Development Bank
6.875% due 10/15/2015	615,000	689,870
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $680,307)		$689,870
SHORT TERM INVESTMENTS - 2.72%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$10,841,562	$10,841,562
TOTAL SHORT TERM INVESTMENTS (Cost $10,841,562)		$10,841,562
REPURCHASE AGREEMENTS - 1.66%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $6,594,330 on 07/01/2008, collateralized by $6,655,000 Federal National Mortgage Association, 3.375% due 03/05/2010 (valued at $6,729,869, including interest)
	$6,594,000	$6,594,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,594,000)		$6,594,000
Total Investments (Income & Value Trust) (Cost $446,196,685) - 103.02%		$410,180,333
Liabilities in Excess of Other Assets - (3.02)%		(12,005,658)
TOTAL NET ASSETS - 100.00%		$398,174,675

International Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 94.80%
Australia - 4.11%
Australia and New Zealand Banking Group, Ltd.	168,728	$3,027,979
BHP Billiton, Ltd.	88,298	3,699,067
Bluescope Steel, Ltd.	187,502	2,038,350
CSL, Ltd.	86,844	2,972,131

The accompanying notes are an integral part of the financial statements.

88

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Fortescue Metals Group, Ltd. * (a)	206,089	$2,351,049
Foster’s Group, Ltd. (a)	211,705	1,028,961
Incitec Pivot, Ltd.	9,806	1,739,096
Leighton Holdings, Ltd. (a)	32,959	1,606,663
Mirvac Group, Ltd.	491,086	1,393,507
Newcrest Mining, Ltd.	67,636	1,899,789
Oxiana, Ltd. *	393,983	985,775
Rio Tinto, Ltd.	8,458	1,098,669
Stockland Company, Ltd. (a)	629,863	3,254,579
Suncorp-Metway, Ltd.	257,135	3,214,391
TABCORP Holdings, Ltd. (a)	184,870	1,738,583
Telstra Corp., Ltd. (a)	900,341	3,659,593
Westpac Banking Corp., Ltd.	58,899	1,129,270
Woodside Petroleum, Ltd. (a)	133,460	8,636,043
Woolworths, Ltd. (a)	103,657	2,429,615
		47,903,110
Austria - 0.24%
OMV AG	35,459	2,783,607
Belgium - 0.79%
Belgacom SA	22,685	978,630
Colruyt SA	4,034	1,065,881
Dexia SA (a)	171,056	2,736,284
Fortis Group SA	278,683	4,457,931
		9,238,726
Canada - 3.62%
Agrium, Inc.	12,100	1,304,692
Bank of Montreal	53,000	2,208,983
BCE, Inc.	20,324	708,560
Canadian Natural Resources, Ltd.	26,563	2,626,864
Canadian Pacific Railway, Ltd.	30,000	1,991,762
EnCana Corp.	14,703	1,346,153
Magna International, Inc.	25,600	1,523,397
National Bank of Canada	79,435	3,944,874
Penn West Energy Trust	17,500	591,743
Potash Corp. of Saskatchewan, Inc.	68,100	15,799,173
Research In Motion, Ltd. *	70,200	8,239,912
Sun Life Financial, Inc.	47,000	1,933,559
		42,219,672
Denmark - 0.86%
A P Moller Maersk AS, Series A	34	417,050
H. Lundbeck AS (a)	24,545	559,654
Novo Nordisk AS	83,675	5,476,344
Vestas Wind Systems AS *	26,950	3,527,636
		9,980,684
Finland - 2.88%
Fortum Corp. Oyj	68,850	3,497,015
Kone Corp. Oyj (a)	27,620	971,485
Neste Oil Oyj (a)	70,797	2,086,651
Nokia AB Oyj	765,545	18,670,301
Outokumpu Oyj	65,623	2,298,874
Rautaruukki Oyj *	22,896	1,047,573
Sampo Oyj, A Shares	173,682	4,388,934
TietoEnator Oyj (a)	27,272	567,646
		33,528,479

International Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France - 10.91%
Air Liquide	24,846	$3,280,895
Alstom (a)	19,945	4,605,794
BNP Paribas SA	108,450	9,824,910
Casino Guich-Perrachon SA (a)	34,256	3,883,277
Compagnie de Saint-Gobain SA	15,490	969,189
Dassault Systemes SA	11,709	713,813
Essilor International SA	40,270	2,462,578
France Telecom SA	211,322	6,225,119
Gaz de France	23,383	1,502,804
Hermes International SA (a)	22,876	3,601,714
Lafarge SA	6,168	945,775
L’Oreal SA	18,372	1,998,774
PSA Peugeot Citroen SA	30,323	1,646,624
Renault Regie Nationale SA	33,770	2,770,116
Sanofi-Aventis SA	470,693	31,444,156
Societe Generale	45,171	3,932,199
Suez SA	62,991	4,288,381
Total SA	481,283	41,070,404
Unibail-Rodamco, REIT	3,634	840,611
Vallourec SA	3,137	1,100,964
		127,108,097
Germany - 6.37%
Adidas-Salomon AG	46,094	2,910,893
Aixtron AG	61,962	637,042
Altana AG	24,904	429,351
BASF AG	63,846	4,404,892
Bayer AG	15,824	1,331,908
Bayerische Motoren Werke (BMW) AG	58,838	2,830,077
Beiersdorf AG	16,396	1,207,353
DaimlerChrysler AG	22,730	1,405,724
Deutsche Boerse AG	35,236	3,977,172
Deutsche Post AG	28,796	752,609
E.ON AG	60,561	12,219,145
Hannover Rueckversicherung AG	34,679	1,711,722
K&S AG	12,243	7,060,800
Linde AG (a)	17,800	2,502,653
MAN AG	17,515	1,944,420
Norddeutsche Affinerie AG	19,776	1,079,497
Puma AG (a)	1,523	511,134
Q-Cells AG *	21,475	2,182,184
RWE AG	16,476	2,081,219
Salzgitter AG	26,024	4,769,317
SAP AG	89,896	4,707,516
SGL Carbon AG *	21,793	1,529,973
Suedzucker AG (a)	58,556	1,062,070
Thyssen Krupp AG	26,344	1,654,116
Volkswagen AG (a)	26,230	7,569,070
Wacker Chemie AG	8,200	1,713,998
		74,185,855
Greece - 0.10%
Coca-Cola Hellenic Bottling Company SA	22,224	605,337
National Bank of Greece SA	12,545	565,288
		1,170,625
Hong Kong - 1.89%
CLP Holdings, Ltd. (a)	872,096	7,471,354

The accompanying notes are an integral part of the financial statements.

89

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Esprit Holdings, Ltd.	194,200	$2,017,404
Hang Seng Bank, Ltd.	52,000	1,097,053
Hong Kong & China Gas Company, Ltd. (a)	693,000	1,647,789
Hong Kong Electric Holdings, Ltd. (a)	877,146	5,247,858
Hong Kong Exchange & Clearing, Ltd. (a)	56,400	824,598
Noble Group, Ltd. (a)	756,766	1,318,243
Pou Sheng International (Holdings), Ltd. *	8,207	2,526
Sun Hung Kai Properties, Ltd.	118,000	1,601,129
Yue Yuen Industrial Holdings, Ltd.	328,282	779,734
		22,007,688
Ireland - 0.40%
Bank of Ireland	89,944	782,125
CRH PLC (a)	100,777	2,967,100
Kerry Group PLC	30,091	890,684
		4,639,909
Italy - 3.26%
Eni SpA	869,577	32,447,822
Italcementi SpA, RNC	44,357	516,801
Luxottica Group SpA	40,544	951,135
Mediaset SpA	240,812	1,587,677
Snam Rete Gas SpA	173,823	1,188,437
Telecom Italia SpA	767,953	1,245,377
		37,937,249
Japan - 20.71%
Acom Company, Ltd.	35,020	1,085,048
Aisin Seiki Company	27,200	891,425
Alps Electric Company, Ltd. (a)	134,554	1,390,081
Asahi Breweries, Ltd. (a)	68,700	1,282,322
Astellas Pharmaceuticals, Inc.	53,626	2,272,609
Canon, Inc.	83,300	4,283,260
Cosmo Oil Company, Ltd.	350,000	1,265,716
CyberAgent, Inc. * (a)	577	717,276
Dai Nippon Printing Company, Ltd.	48,000	707,445
Daiichi Sankyo Company, Ltd.	181,069	4,987,774
Daikin Industries, Ltd. (a)	75,300	3,800,989
Dena Company, Ltd. (a)	210	1,238,028
Denso Corp.	37,300	1,282,149
Eisai Company, Ltd.	45,220	1,596,977
Fanuc, Ltd.	37,800	3,691,538
Fast Retailing Company, Ltd. (a)	38,300	3,628,554
Fuji Heavy Industries, Ltd.	281,884	1,380,418
Hirose Electric Company, Ltd. (a)	5,900	592,306
Hitachi, Ltd.	258,000	1,861,167
Hokkaido Electric Power Company, Inc.	82,201	1,672,121
Honda Motor Company, Ltd.	484,788	16,481,468
Hoya Corp.	91,500	2,115,482
Inpex Holdings, Inc.	221	2,788,906
Itochu Corp.	369,953	3,940,452
Japan Real Estate Investment Corp., REIT (a)	81	854,358
JFE Holdings, Inc.	66,600	3,355,559
Kao Corp.	160,950	4,221,366
Kawasaki Kisen Kaisha, Ltd. (a)	324,000	3,042,125
Keyence Corp.	13,200	3,143,834
Kirin Brewery Company, Ltd.	69,000	1,077,384
Komatsu, Ltd. (a)	88,500	2,467,015

International Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Konami Corp. (a)	52,577	$1,836,989
Konica Minolta Holdings, Inc.	90,000	1,519,706
Kyushu Electric Power Company, Inc.	62,120	1,298,737
Marubeni Corp.	214,176	1,789,086
Marui Company, Ltd. (a)	90	701
Matsushita Electric Industrial Company, Ltd.	263,000	5,671,893
Mazda Motor Corp. (a)	113,512	589,020
Mitsubishi Corp.	248,805	8,200,946
Mitsubishi Electric Corp.	158,000	1,703,725
Mitsui & Company, Ltd.	121,440	2,681,893
Mitsui Mining & Smelting Company, Ltd.	253,000	745,764
Mitsui O.S.K. Lines, Ltd.	170,000	2,422,282
Mitsui Trust Holdings, Inc.	87,447	520,474
Mitsumi Electric Company, Ltd. (a)	35,600	792,899
Murata Manufacturing Company, Ltd.	38,900	1,831,709
Nidec Corp. (a)	20,600	1,371,587
Nikon Corp. (a)	57,000	1,664,077
Nintendo Company, Ltd.	23,500	13,256,581
Nippon Denko Company, Ltd.	90,000	1,038,282
Nippon Mining Holdings, Inc.	558,000	3,494,561
Nippon Oil Corp.	623,000	4,183,256
Nippon Telegraph & Telephone Corp.	1,156	5,661,063
Nippon Yakin Kogyo Company, Ltd. (a)	118,500	794,576
Nippon Yusen Kabushiki Kaisha (a)	454,000	4,365,344
Nissan Motor Company, Ltd. (a)	981,200	8,103,898
Nitto Denko Corp.	33,400	1,283,345
Nomura Research Institute, Ltd.	40,600	952,055
NTT DoCoMo, Inc.	4,931	7,244,300
Osaka Gas Company, Ltd.	1,453,880	5,326,170
Resona Holdings, Inc. (a)	1,699	2,608,061
Ricoh Company, Ltd.	125,000	2,255,498
Rohm Company, Ltd.	21,200	1,219,871
Ryohin Keikaku Company, Ltd. (a)	13,600	727,485
SANKYO Company, Ltd.	26,400	1,720,469
SBI Holdings, Inc. (a)	4,273	935,203
Secom Company, Ltd.	27,300	1,326,628
Sega Sammy Holdings, Inc.	217,200	1,894,121
Seven & I Holdings Company, Ltd.	352,700	10,064,331
Sharp Corp.	88,000	1,432,895
Shin-Etsu Chemical Company, Ltd.	130,500	8,086,735
Shiseido Company, Ltd. (a)	62,000	1,418,844
Showa Shell Sekiyu K.K. (a)	178,600	1,956,131
Sojitz Holdings Corp.	877,900	2,926,747
Sumco Corp.	96,900	2,144,512
Sumitomo Electric Industries, Ltd.	59,700	757,881
Taisho Pharmaceuticals Company, Ltd. (a)	34,210	634,360
Takeda Pharmaceutical Company, Ltd.	220,411	11,208,922
Takefuji Corp.	76,880	1,069,377
TDK Corp.	20,200	1,209,888
Terumo Corp. (a)	58,700	2,996,224
Tokyo Gas Company, Ltd.	398,603	1,606,650
Tokyo Steel Manufacturing Company, Ltd. (a)	60,500	699,096
TonenGeneral Sekiyu K.K. (a)	117,867	1,070,055
Toyota Motor Corp.	26,600	1,255,036
Trend Micro, Inc.	21,500	708,669
UNY Company, Ltd. (a)	51,000	502,387

The accompanying notes are an integral part of the financial statements.

90

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yahoo Japan Corp. (a)	6,330	$2,438,169
Yamada Denki Company, Ltd.	12,630	899,212
		241,233,528
Luxembourg - 0.93%
ArcelorMittal	109,213	10,798,493
Netherlands - 3.80%
Aegon NV	521,981	6,914,086
Buhrmann NV	54,541	787,447
DSM NV	47,982	2,823,128
Heineken NV	104,863	5,352,596
ING Groep NV	514,003	16,391,816
Reed Elsevier NV	132,769	2,238,800
Royal Dutch Shell PLC, A Shares	196,556	8,087,941
TNT Post Group NV	47,289	1,617,146
		44,212,960
Norway - 0.62%
Den Norske Bank ASA	78,100	993,654
Statoil ASA (a)	133,682	4,984,335
Yara International ASA	14,000	1,239,692
		7,217,681
Singapore - 2.09%
Cosco Corp. Singapore, Ltd.	454,400	1,068,744
Neptune Orient Lines, Ltd. (a)	483,512	1,147,877
Oversea-Chinese Banking Corp., Ltd.	212,000	1,273,044
SembCorp Industries, Ltd. (a)	429,198	1,312,310
SembCorp Marine, Ltd.	1,062,426	3,154,754
Singapore Exchange, Ltd. (a)	319,000	1,620,146
Singapore Press Holdings, Ltd. (a)	854,000	2,667,671
Singapore Telecommunications, Ltd. (a)	3,161,210	8,410,996
United Overseas Bank, Ltd. (a)	143,000	1,957,047
Wilmar International, Ltd. (a)	457,000	1,699,622
		24,312,211
Spain - 2.14%
Gas Natural SDG SA (a)	30,352	1,770,058
Iberdrola SA (a)	128,633	1,723,499
Industria de Diseno Textil SA	48,275	2,223,954
Repsol YPF SA	195,076	7,687,655
Telefonica SA	431,513	11,468,206
		24,873,372
Sweden - 1.05%
Hennes & Mauritz AB, B shares	94,125	5,102,875
Investor AB, B shares	175,600	3,710,301
SKF AB, B Shares (a)	93,600	1,468,705
Svenska Handelsbanken AB, Series A	54,400	1,296,217
Swedbank AB, A shares (a)	35,500	686,722
		12,264,820
Switzerland - 6.32%
ABB, Ltd. *	280,174	7,970,101
Compagnie Financiere Richemont AG, Series A *	41,946	2,336,378
Nestle SA	348,740	15,758,248
Novartis AG	578,293	31,842,770
Roche Holdings AG - Genusschein	32,826	5,912,568

International Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swatch Group AG, BR shares	7,685	$1,920,216
Syngenta AG	13,494	4,388,803
Synthes AG	17,034	2,347,792
UBS AG *	55,001	1,154,345
		73,631,221
United Kingdom - 21.71%
3i Group PLC	297,977	4,896,584
Alliance & Leicester PLC	74,656	438,675
AMEC PLC	159,727	2,831,554
Associated British Foods PLC	53,633	810,297
AstraZeneca Group PLC	457,582	19,522,925
BAE Systems PLC	151,797	1,337,929
Barclays PLC	767,191	4,454,496
Barclays PLC *	164,398	31,108
BG Group PLC	881,534	22,949,390
BHP Billiton PLC	102,719	3,928,335
British American Tobacco PLC	150,999	5,230,343
Cadbury PLC	158,090	1,991,688
Capita Group PLC	161,058	2,205,522
Cobham PLC	162,397	639,824
Diageo PLC	235,051	4,326,040
Dixons Group PLC	1,018,425	902,704
FirstGroup PLC	68,233	706,731
GlaxoSmithKline PLC	2,331,254	51,682,230
HBOS PLC	732,116	4,024,811
Home Retail Group	531,652	2,308,556
ICAP PLC	68,439	738,855
Imperial Tobacco Group PLC	54,279	2,022,843
Kingfisher PLC	366,101	818,912
Ladbrokes PLC	256,204	1,310,246
London Stock Exchange Group PLC	53,325	828,480
Next Group PLC	76,554	1,478,333
Old Mutual PLC	680,307	1,257,504
Reckitt Benckiser PLC	55,968	2,837,161
Reed Elsevier PLC	127,486	1,462,654
Rio Tinto PLC	219,565	26,279,785
Royal Bank of Scotland Group PLC	3,364,135	14,406,828
Royal Dutch Shell PLC, A Shares	341,576	14,035,990
Royal Dutch Shell PLC, B Shares	58,725	2,362,821
Scottish & Southern Energy PLC	87,986	2,458,826
Signet Group PLC	554,785	549,761
Smith & Nephew PLC	187,243	2,066,198
Taylor Woodrow PLC	768,284	948,790
Tesco PLC	233,977	1,721,111
The Sage Group PLC	305,081	1,270,042
Tullow Oil PLC	74,454	1,416,276
Unilever PLC	31,023	883,024
United Utilities PLC	137,943	1,886,239
Vedanta Resources PLC	35,428	1,543,305
Vodafone Group PLC	9,470,192	28,134,457
Wolseley PLC	228,321	1,712,251
Xstrata PLC	40,907	3,278,779
		252,929,213

The accompanying notes are an integral part of the financial statements.

91

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States - 0.00%
Nortel Networks Corp. *	403	$3,313
TOTAL COMMON STOCKS (Cost $1,092,139,477)		$1,104,180,513
PREFERRED STOCKS - 0.42%
Germany - 0.42%
Porsche Automobil Holding SE (h)	8,948	1,379,093
Volkswagen AG (h)	24,263	3,515,629
		4,894,722
TOTAL PREFERRED STOCKS (Cost $2,522,855)		$4,894,722
RIGHTS - 0.00%
United Kingdom - 0.00%
HBOS PLC (Expiration Date 07/18/2008, Strike Price GBP 2.75)	292,846	62,705
TOTAL RIGHTS (Cost $0)		$62,705
SHORT TERM INVESTMENTS - 9.40%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$109,544,263	$109,544,263
TOTAL SHORT TERM INVESTMENTS (Cost $109,544,263)		$109,544,263
REPURCHASE AGREEMENTS - 3.27%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $38,049,902 on 07/01/2008, collateralized by $38,765,000 Federal Home Loan Bank, 2.62% due 04/28/2009 (valued at $38,813,456, including interest)
	$38,048,000	$38,048,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,048,000)		$38,048,000
Total Investments (International Core Trust) (Cost $1,242,254,595) - 107.89%		$1,256,730,203
Liabilities in Excess of Other Assets - (7.89)%		(91,938,219)
TOTAL NET ASSETS - 100.00%		$1,164,791,984
The portfolio had the following five top industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Pharmaceuticals	9.80%
International Oil	9.66%
Telecommunications Equipment & Services	7.31%
Drugs & Health Care	5.31%
Banking	5.17%

International Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.62%
Australia - 1.75%
CSL, Ltd. (a)	468,829	$16,045,106
Brazil - 7.60%
All America Latina Logistica SA	396,516	5,102,692
Bovespa Holding SA	1,168,000	14,498,908
Gafisa SA	484,591	8,361,167
OGX Petroleo e Gas Participacoes SA *	6,100	4,832,512
Petroleo Brasileiro SA, ADR	391,592	27,736,461
Unibanco - Uniao De Bancos Brasileiros SA, ADR *	70,534	8,952,881
		69,484,621
Canada - 6.73%
Potash Corp. of Saskatchewan, Inc.	115,212	26,334,007
Research In Motion, Ltd. *	179,335	20,964,261
Rogers Communications, Inc., Class B	366,848	14,232,134
		61,530,402
Denmark - 3.48%
Vestas Wind Systems AS *	242,850	31,787,991
France - 11.79%
Accor SA	136,759	9,136,043
Alstom (a)	96,649	22,318,645
AXA Group SA	589,554	17,506,303
Cie Generale de Geophysique-Veritas * (a)	207,708	9,827,134
Groupe DANONE	60,288	4,233,454
JC Decaux SA (a)	317,706	8,098,441
Pinault-Printemps-Redoute SA	76,819	8,551,006
Veolia Environnement SA (a)	502,077	28,165,361
		107,836,387
Germany - 5.83%
Commerzbank AG	329,421	9,771,502
Continental AG (a)	285,676	29,357,329
GEA Group AG	270,239	9,547,728
Linde AG	32,771	4,607,553
		53,284,112
Hong Kong - 5.80%
China Merchants Holdings International Company, Ltd.	948,000	3,665,677
China Mobile, Ltd. (a)	1,572,500	21,135,400
CNOOC, Ltd.	7,506,500	12,919,584
Esprit Holdings, Ltd.	777,000	8,071,692
Shangri-La Asia, Ltd. (a)	3,106,692	7,251,505
		53,043,858
India - 1.41%
ICICI Bank, Ltd., SADR * (a)	449,538	12,928,713
Israel - 1.74%
Teva Pharmaceutical Industries, Ltd., SADR	347,676	15,923,561
Japan - 10.03%
Daikin Industries, Ltd.	205,275	10,361,859
Daiwa Securities Group, Inc.	749,000	6,884,438
Fujitsu, Ltd.	688,000	5,105,655
Hitachi Construction Machinery Company, Ltd.	169,726	4,755,237
Marubeni Corp.	2,128,000	17,775,920
Mizuho Financial Group, Inc.	2,016	9,416,923
Nintendo Company, Ltd.	58,200	32,831,191

The accompanying notes are an integral part of the financial statements.

92

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Realty & Development Company, Ltd. (a)	230,000	$4,570,325
		91,701,548
Mexico - 5.61%
America Movil SA de CV, Series L, ADR	708,453	37,370,896
Cemex SA de CV, SADR *	562,021	13,881,919
		51,252,815
Netherlands - 3.90%
ASML Holding NV	358,865	8,842,491
Fortis	473,829	7,587,029
Heineken NV	377,478	19,267,875
		35,697,395
Singapore - 0.77%
Capitaland, Ltd. (a)	1,688,413	7,073,576
South Africa - 1.36%
MTN Group, Ltd.	783,926	12,464,724
South Korea - 0.97%
Samsung Electronics Company, Ltd.	14,890	8,896,563
Spain - 0.49%
Gamesa Corporacion Tecnologica SA	90,957	4,470,933
Switzerland - 15.48%
ABB, Ltd. *	741,759	21,100,794
Actelion, Ltd. *	177,032	9,479,370
Credit Suisse Group AG	700,328	32,152,497
Holcim, Ltd. (a)	243,229	19,702,608
Julius Baer Holding AG	219,522	14,827,486
Lonza Group AG	185,162	25,683,966
Nestle SA	410,900	18,567,025
		141,513,746
Taiwan - 0.91%
Hon Hai Precision Industry Company, Ltd.	1,692,000	8,333,740
United Kingdom - 9.71%
BG Group PLC	765,676	19,933,204
BHP Billiton PLC	323,683	12,378,773
British Sky Broadcasting Group PLC	962,613	9,050,034
Johnson Matthey PLC	125,964	4,631,638
Man Group PLC, ADR	814,535	10,123,970
Reckitt Benckiser PLC	213,336	10,814,549
Rio Tinto PLC	102,347	12,249,936
Tesco PLC	1,300,197	9,564,119
		88,746,223
United States - 1.26%
Las Vegas Sands Corp. * (a)	242,979	11,526,924
TOTAL COMMON STOCKS (Cost $895,444,617)		$883,542,938
SHORT TERM INVESTMENTS - 15.19%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$138,901,784	$138,901,784
TOTAL SHORT TERM INVESTMENTS (Cost $138,901,784)		$138,901,784

International Opportunities Trust (continued)
	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS - 3.29%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $30,071,504 on 07/01/2008, collateralized by $30,865,000 Federal National Mortgage Association, 5.55% due 07/10/2028 (valued at $30,672,094, including interest)
	$30,070,000	$30,070,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,070,000)		$30,070,000
Total Investments (International Opportunities Trust) (Cost $1,064,416,401) - 115.10%		$1,052,514,722
Liabilities in Excess of Other Assets - (15.10)%		(138,083,961)
TOTAL NET ASSETS - 100.00%		$914,430,761
The portfolio had the following five top industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Financial Services	7.99%
Cellular Communications	7.76%
Banking	5.91%
Chemicals	5.69%
Industrial Machinery	4.60%

International Small Cap Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.11%
Australia - 7.48%
Billabong International, Ltd. (a)	527,230	$5,458,631
Downer EDI, Ltd. (a)	812,466	5,350,838
Emeco Holdings, Ltd. (a)	3,630,175	3,723,671
Iluka Resources, Ltd.	2,248,236	10,151,324
Pacific Brands, Ltd. (a)	577,423	982,545
PaperlinX, Ltd. (a)	3,236,736	5,321,466
		30,988,475
Belgium - 1.48%
Barco NV (a)	94,305	6,127,712
Bermuda - 2.62%
Bio-Treat Technology, Ltd. (a)	9,066,000	1,865,775
Ngai Lik Industrial Holdings, Ltd.	18,020,201	797,328
People’s Food Holdings, Ltd.	10,853,370	8,216,509
		10,879,612
Brazil - 1.52%
Companhia de Saneamento de Minas Gerais *	340,881	6,308,988
Canada - 7.65%
ATS Automation Tooling Systems, Inc. *	1,412,860	10,253,176
Biovail Corp.	487,200	4,744,431
Dorel Industries, Inc., Class B	235,800	6,763,901
GSI Group, Inc. *	553,778	4,297,317
MDS, Inc. *	279,184	4,536,706

The accompanying notes are an integral part of the financial statements.

93

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets) – continued

International Small Cap Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Mega Brands, Inc. *	274,800	$1,096,829
		31,692,360
Cayman Islands - 0.20%
Chitaly Holdings, Ltd.	6,728,000	836,982
China - 1.66%
BYD Company, Ltd., H Shares	1,534,618	1,968,153
Sinotrans, Ltd., Class H	19,971,000	4,917,672
		6,885,825
Finland - 3.49%
Amer Sports Oyj, A Shares (a)	399,580	6,026,962
Elcoteq SE, A Shares *	387,130	3,169,490
Huhtamaki Oyj (a)	614,354	5,261,950
		14,458,402
Germany - 1.83%
Jenoptik AG * (a)	873,341	7,603,931
Hong Kong - 8.78%
AAC Acoustic Technology Holdings, Inc. *	4,004,000	3,348,114
Dah Sing Financial Group (a)	794,929	6,412,650
Fountain Set Holdings, Ltd.	16,101,998	2,044,436
Giordano International, Ltd. (a)	10,170,017	4,173,786
Lerado Group Holding Company, Ltd.	13,967,612	1,003,156
TCL Communication Technology Holdings, Ltd. * (a)	93,375,008	2,407,051
Texwinca Holdings, Ltd.	9,497,324	7,917,228
Travelsky Technology, Ltd., Class H	3,598,604	2,367,609
Weiqiao Textile Company, Ltd. (a)	3,700,246	2,880,566
Yue Yuen Industrial Holdings, Ltd. (a)	1,617,246	3,841,277
		36,395,873
Japan - 8.18%
Descente, Ltd. (a)	1,159,000	6,199,670
Meitec Corp. (a)	211,366	5,991,540
Nichii Gakkan Company, Ltd. (a)	508,900	6,700,025
Sohgo Security Services Company, Ltd.	484,386	5,870,931
Takuma Company, Ltd. (a)	1,140,000	3,585,817
USS Company, Ltd. (a)	84,380	5,570,503
		33,918,486
Luxembourg - 0.50%
Thiel Logistik AG *	816,376	2,069,404
Netherlands - 4.21%
Draka Holding NV (a)	74,316	1,992,628
Imtech NV	150,737	3,543,307
OPG Groep NV (a)	309,216	6,621,098
SBM Offshore NV	142,928	5,274,777
		17,431,810
Norway - 1.83%
Tomra Systems ASA (a)	1,144,880	7,597,767
Philippines - 0.16%
First Gen Corp.	1,093,700	682,116
Singapore - 2.36%
Huan Hsin Holdings, Ltd.	2,450,627	1,008,674
Osim International, Ltd. * (a)	5,422,237	1,155,745

International Small Cap Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Venture Corp., Ltd. (a)	1,057,000	$7,621,307
		9,785,726
South Korea - 10.10%
Daeduck Electronics Company, Ltd. (a)	513,650	1,846,302
Daegu Bank	510,140	6,778,783
Halla Climate Control Company, Ltd. (a)	788,730	7,841,683
Intops Company, Ltd.	129,844	2,768,052
People & Telecommunication, Inc.	329,468	2,081,911
Pusan Bank (a)	511,650	6,847,761
Sindo Ricoh Company, Ltd.	87,910	6,412,249
Youngone Corp.	1,035,230	7,273,974
		41,850,715
Sweden - 3.64%
D. Carnegie & Company AB	624,875	8,352,487
Securitas Systems AB (a)	3,092,020	6,725,745
		15,078,232
Switzerland - 2.04%
Verwaltungs & Privat Bank AG	32,967	8,455,146
Taiwan - 11.37%
Acbel Polytech, Inc. *	6,720,326	2,734,360
BenQ Corp. *	3,988,600	2,654,424
D-Link Corp.	4,513,972	6,097,349
Giant Manufacturing Company, Ltd.	985,000	2,644,796
KYE System Corp. *	4,277,535	5,594,773
Pihsiang Machinery Manufacturing Company, Ltd.	3,527,000	7,762,119
Simplo Technology Company, Ltd.	996,200	4,955,892
Ta Chong Bank, Ltd. *	23,391,000	7,821,917
Taiwan Fu Hsing Industrial Company, Ltd.	2,863,310	1,551,789
Test-Rite International Company, Ltd.	8,806,201	5,309,310
		47,126,729
Thailand - 5.26%
Bank of Ayudhya PCL, NVDR *	9,686,000	6,373,321
Glow Energy PCL	8,211,824	7,245,366
Total Access Communication PCL (a)	5,101,205	8,161,928
		21,780,615
United Kingdom - 10.44%
Bodycote International PLC	1,828,622	7,430,373
Burberry Group PLC	649,531	5,860,768
Fiberweb PLC	3,075,560	2,511,681
Future PLC	7,431,290	3,811,518
Game Group PLC	1,368,142	7,916,511
Henderson Group PLC (a)	2,149,898	4,710,500
New Star Asset Management Group, Ltd.	2,233,062	4,514,642
Yule Catto & Company PLC	2,654,692	6,530,367
		43,286,360
United States - 1.31%
Steiner Leisure, Ltd. *	190,934	5,412,979
TOTAL COMMON STOCKS (Cost $434,251,751)		$406,654,245
SHORT TERM INVESTMENTS - 17.31%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$68,750,009	$68,750,009

The accompanying notes are an integral part of the financial statements.

94

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Cap Trust (continued)
	Shares or Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
Paribas Corp. 2.50% due 07/01/2008	$2,975,000	$2,975,000
TOTAL SHORT TERM INVESTMENTS
(Cost $71,725,009)		$71,725,009
Total Investments (International Small Cap Trust) (Cost $505,976,760) - 115.42%		$478,379,254
Liabilities in Excess of Other Assets - (15.42)%		(63,908,342)
TOTAL NET ASSETS - 100.00%		$414,470,912
The portfolio had the following five top industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Apparel & Textiles	9.69%
Banking	8.75%
Industrial Machinery	6.07%
Computers & Business Equipment	4.98%
Electronics	4.81%

International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 99.52%
Australia - 8.44%
ABB Grain, Ltd. (a)	44,730	$355,907
Adelaide Brighton, Ltd.	109,968	395,328
Aditya Birla Minerals, Ltd.	38,998	81,874
Admiralty Resources NL * (a)	114,634	24,177
AED Oil, Ltd. * (a)	17,758	48,347
Aevum, Ltd.	23,642	41,929
AJ Lucas Group, Ltd.	10,043	60,366
Alesco Corp., Ltd. (a)	25,478	168,529
Alkane Resources, Ltd. *	105,014	41,275
Alliance Resources, Ltd. * (a)	49,802	64,453
Amadeus Energy, Ltd. *	46,414	25,362
Amalgamated Holdings, Ltd.	10,010	46,733
Andean Resources, Ltd. *	61,051	91,009
Ansell, Ltd.	40,042	355,457
Anzon Australia, Ltd. * (a)	42,668	53,175
APA Group (a)	118,575	296,684
APN News & Media, Ltd. (a)	88,435	252,639
Aquila Resources, Ltd. *	29,497	468,272
ARB Corp., Ltd.	16,596	61,253
ARC Energy, Ltd. * (a)	74,285	103,971
Arrow Energy NL * (a)	147,393	519,978
Atlas Iron, Ltd. *	51,836	182,869
Ausdrill, Ltd.	42,150	103,038
Ausenco, Ltd.	15,435	226,242
Austal, Ltd.	38,731	95,423
Austar United Communications, Ltd. * (a)	172,737	185,466
Austereo Group, Ltd.	66,947	98,514
Australian Agricultural Company, Ltd. (a)	58,133	152,141
Australian Infrastructure Fund	106,681	227,039
Australian Pharmaceutical Industries, Ltd. *	62,214	43,538
Australian Wealth Management, Ltd.	147,522	183,141

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Australian Worldwide Exploration, Ltd. * (a)	118,692	$473,342
AVJennings, Ltd.	48,073	27,651
AWB, Ltd. (a)	106,156	245,256
Babcock & Brown Wind Partners	215,004	339,057
Bank of Queensland, Ltd. (a)	39,605	493,575
Beach Petroleum, Ltd.	282,656	363,097
Bemax Resources, Ltd. *	223,104	67,372
Bendigo Mining, Ltd. *	69,546	18,001
Biota Holdings, Ltd. *	63,195	46,648
Blackmores, Ltd.	2,927	46,018
Boom Logistics, Ltd. (a)	25,797	17,435
Bradken, Ltd. (a)	25,653	211,493
Brickworks, Ltd. (a)	21,916	252,117
Cabcharge Australia, Ltd. (a)	28,216	221,804
Campbell Brothers, Ltd.	13,623	356,527
Candle Australia, Ltd.	17,490	19,533
Cardno, Ltd.	16,882	73,475
Carnarvon Petroleum, Ltd. *	124,732	63,374
Carnegie Corp., Ltd. *	158,513	32,671
CBH Resources, Ltd. * (a)	158,056	28,789
CEC Group, Ltd.	22,583	5,629
Cellestis, Ltd. * (a)	15,855	37,239
Centamin Egypt, Ltd. *	143,266	166,184
Centennial Coal Company, Ltd. (a)	81,147	435,633
Challenger Financial Services Group, Ltd. (a)	97,000	175,749
Chandler Macleod, Ltd.	23,343	5,930
Charter Hall Group	34,162	34,551
Citigold Corp., Ltd. *	163,943	44,006
Clinuvel Pharmaceuticals, Ltd. *	69,980	20,797
Clough, Ltd. *	70,761	49,520
Coal of Africa, Ltd. *	89,139	357,194
Coeur d’Alene Mines Corp. * (a)	37,202	110,557
Coffey International, Ltd. (a)	16,505	28,322
Commander Communications, Ltd. *	51,265	3,882
Compass Resources NL * (a)	15,577	32,404
ConnectEast Group	439,398	362,257
Conquest Mining, Ltd. *	87,512	36,913
Consolidated Rutile, Ltd.	71,020	22,127
CopperCo, Ltd. *	55,001	30,318
Corporate Express Australia, Ltd. (a)	25,360	127,878
Count Financial, Ltd.	26,074	38,619
Crane Group, Ltd. (a)	21,082	261,925
Crescent Gold, Ltd. *	129,712	21,761
CuDeco, Ltd. * (a)	18,570	64,088
Customers, Ltd. * (a)	272,078	21,649
David Jones, Ltd.	134,044	361,088
Deep Yellow, Ltd. * (a)	240,390	58,765
Devine, Ltd.	78,779	60,795
Dominion Mining, Ltd.	10,959	35,195
Downer EDI, Ltd.	45,913	302,379
Duet Group	169,444	419,089
Eastern Star Gas, Ltd. * (a)	121,684	85,156
Emitch, Ltd.	52,110	30,473
Energy Developments, Ltd. (a)	26,398	65,291
Energy World Corp., Ltd. *	189,057	212,956
Envestra, Ltd.	212,447	130,344

The accompanying notes are an integral part of the financial statements.

95

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Felix Resources, Ltd.	11,202	$182,559
FKP Property Group, Ltd. (a)	82,564	387,835
Fleetwood Corp., Ltd.	8,920	79,098
Flight Centre, Ltd. (a)	11,014	176,011
Forest Enterprises Australia, Ltd.	103,275	49,502
Funtastic, Ltd.	30,436	14,880
Futuris Corp., Ltd.	190,850	201,254
Geodynamics, Ltd. *	40,992	58,945
Gindalbie Metals, Ltd. * (a)	113,603	157,368
Giralia Resources NL *	22,000	48,086
Goodman Fielder, Ltd.	412,668	555,824
GrainCorp., Ltd. * (a)	9,487	74,577
Grange Resources Corp., Ltd. *	23,033	37,537
GRD, Ltd.	51,194	32,882
Great Southern Plantations, Ltd. (a)	49,118	30,371
GUD Holdings, Ltd.	13,446	97,577
Gunns, Ltd.	128,439	293,045
GWA International, Ltd. (a)	55,116	132,092
Hastie Group, Ltd.	27,649	73,686
Healthscope, Ltd.	69,340	265,226
Herald Resources, Ltd. *	37,212	103,809
Heron Resources, Ltd. * (a)	57,417	24,769
Hills Industries, Ltd. (a)	41,635	127,324
Horizon Oil, Ltd. *	113,471	42,968
Housewares International, Ltd.	27,679	27,861
IBA Health, Ltd. * (a)	86,371	48,024
IBT Education, Ltd. (a)	26,000	52,093
iiNET, Ltd.	32,429	46,010
Iluka Resources, Ltd. (a)	111,313	502,605
Imdex, Ltd.	22,389	35,629
Incitec Pivot, Ltd.	575	102,008
Independence Group NL	26,775	130,906
Indophil Resources NL *	85,202	112,308
Industrea, Ltd.	122,241	57,421
Infomedia, Ltd.	86,555	30,701
Innamincka Petroleum, Ltd. *	35,386	29,852
Intrepid Mines, Ltd. *	159,669	53,573
Invocare, Ltd.	25,649	155,890
IOOF Holdings, Ltd. (a)	21,142	103,366
Iress Market Technology, Ltd.	19,452	116,734
Jabiru Metals, Ltd. * (a)	42,457	23,403
JB Hi-Fi, Ltd. (a)	25,902	259,732
Just Group, Ltd.	47,100	140,424
Kagara Zinc, Ltd. (a)	50,353	222,046
Kimberley Metals, Ltd. *	16,616	2,198
Kingsgate Consolidated, Ltd. *	11,718	58,751
Lihir Gold, Ltd. *	36,260	114,364
Lynas Corp, Ltd. *	186,220	232,076
MacArthur Coal, Ltd. (a)	23,956	387,426
Macmahon Holdings, Ltd.	132,123	210,888
Macquarie Communications Infrastructure Group, Ltd. (a)	131,640	384,900
Macquarie Media Group, Ltd. (a)	50,964	144,127
Marion Energy, Ltd. * (a)	55,425	67,479
Maxitrans Industries, Ltd.	78,815	44,578
McGuigan Simeon Wines, Ltd. *	45,434	50,306

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
McPherson’s, Ltd.	12,170	$32,084
Melbourne IT, Ltd.	12,148	33,889
Mermaid Marine Australia, Ltd.	14,000	20,803
Minara Resources, Ltd. (a)	50,147	156,239
Mincor Resources NL	57,399	182,685
Mineral Deposits, Ltd. * (a)	85,806	67,451
Mirabela Nickel, Ltd. *	21,804	131,894
Molopo Australia, Ltd. *	35,633	70,369
Monadelphous Group, Ltd. (a)	22,512	283,576
Mortgage Choice, Ltd.	20,900	16,029
Mosaic Oil NL *	160,000	19,940
Mount Gibson Iron, Ltd. *	64,184	191,974
Murchison Metals, Ltd. * (a)	88,972	251,614
MYOB, Ltd.	58,980	67,849
New Hope Corp., Ltd.	104,773	537,357
Nexus Energy, Ltd. * (a)	123,479	197,683
Nido Petroleum, Ltd. * (a)	205,243	97,394
Oakton, Ltd.	15,761	48,803
Pacific Brands, Ltd. (a)	151,343	257,526
Pan Australian Resources, Ltd. *	423,238	413,852
Pan Pacific Petroleum NL *	103,098	26,685
PaperlinX, Ltd. (a)	142,524	234,321
Peet & Company, Ltd. (a)	29,756	59,333
Peptech, Ltd. * (a)	37,842	40,086
Perilya, Ltd. (a)	45,145	32,026
Perpetual Trust of Australia, Ltd. (a)	9,232	378,525
Petsec Energy, Ltd. * (a)	36,299	31,318
Pharmaxis, Ltd. * (a)	25,612	37,320
Photon Group, Ltd.	13,775	39,352
Platinum Asset Mangement, Ltd. (a)	47,699	142,210
Platinum Australia Ltd *	21,960	63,156
PMP, Ltd.	78,662	69,377
Port Bouvard, Ltd.	24,303	14,911
Poseidon Nickel, Ltd. *	47,248	61,600
Primary Health Care, Ltd. (a)	79,998	398,788
Primelife Corp., Ltd. (a)	34,348	14,159
Programmed Maintenance Services, Ltd. (a)	23,319	74,888
pSivida Corp. *	7,473	19,415
Ramsay Health Care, Ltd.	31,687	264,581
RCR Tomlinson, Ltd. (a)	26,425	19,126
Redflex Holdings, Ltd. (a)	8,205	17,698
Resolute Mining, Ltd. *	60,801	112,202
Ridley Corp., Ltd.	44,779	50,010
Riversdale Mining, Ltd. *	42,996	486,786
Roc Oil Company, Ltd. * (a)	78,851	127,370
SAI Global, Ltd.	27,847	61,934
Salinas Energy, Ltd. *	85,728	29,175
Sally Malay Mining, Ltd.	55,382	214,491
Salmat, Ltd. (a)	28,760	77,474
Seek, Ltd.	51,113	244,997
Select Harvests, Ltd.	8,793	50,576
ServCorp, Ltd.	14,294	53,167
Service Stream, Ltd.	32,999	31,634
Seven Network, Ltd. *	43,977	317,454
Sigma Pharmaceuticals, Ltd. (a)	217,804	205,666
Silex Systems, Ltd. * (a)	31,875	243,233

The accompanying notes are an integral part of the financial statements.

96

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Sino Gold Mining, Ltd. *	3,355	$18,751
Sino Gold, Ltd. *	37,850	211,541
Sino Strategic International, Ltd. *	11,948	9,850
Skilled Group, Ltd. (a)	13,685	39,357
SMS Management & Technology, Ltd. (a)	17,762	62,832
SP Telemedia, Ltd.	65,209	11,252
Spark Infrastructure Group	256,815	384,065
Specialty Fashion Group, Ltd.	51,249	41,760
Sphere Investments Ltd *	15,740	46,022
Spotless Group, Ltd.	48,205	119,688
St. Barbara, Ltd. * (a)	100,515	35,171
Straits Resources, Ltd.	52,699	345,556
STW Communications Group, Ltd.	36,346	47,561
Sunland Group, Ltd.	73,256	159,415
Super Cheap Auto Group, Ltd.	21,600	49,282
Talent2 International, Ltd.	14,000	15,166
Tamaya Resources, Ltd. * (a)	214,523	17,686
Tap Oil, Ltd. *	28,463	46,386
Tassal Group, Ltd. (a)	40,663	101,352
Technology One, Ltd.	35,178	27,653
Ten Network Holdings, Ltd. (a)	209,214	273,768
TFS Corp., Ltd.	27,239	30,030
Thakral Holdings Group	138,389	111,440
The Reject Shop, Ltd.	3,945	35,928
Timbercorp, Ltd.	76,843	56,354
Tower Australia Group, Ltd. (a)	78,036	216,199
Tox Free Solutions, Ltd. *	16,000	23,468
Transfield Services, Ltd. (a)	31,923	227,074
Transpacific Industries Group, Ltd.	49,971	287,428
Troy Resources NL	10,088	19,342
United Group, Ltd.	43,273	510,664
UXC, Ltd.	47,721	44,604
Village Roadshow, Ltd.	28,616	60,352
Vision Group Holdings, Ltd. (a)	14,905	25,862
Washington H Soul Pattinson & Company, Ltd. (a)	8,500	91,997
Watpac, Ltd. (a)	27,758	53,486
Wattyl, Ltd. (a)	13,517	18,141
Webster, Ltd.	15,144	16,115
West Australian Newspapers Holdings, Ltd. (a)	43,805	331,750
Western Areas NL * (a)	30,734	303,470
WHK Group, Ltd. (a)	54,106	58,093
Wide Bay Australia, Ltd.	6,045	55,053
Windimurra Vanadium, Ltd. *	15,000	40,551
Wotif.com Holdings, Ltd. *	21,840	59,042
		32,067,543
Austria - 1.09%
Agrana Beteiligungs AG (a)	999	108,843
Andritz AG	10,385	654,845
Austrian Airlines AG * (a)	10,663	61,278
BetandWin.com Interactive Entertainment AG * (a)	7,004	195,186
BWT AG (a)	1,062	43,775
Constantia Packaging AG	1,282	99,106
Flughafen Wien AG	3,233	308,466
Frauenthal Holdings AG	1,879	48,961
Intercell AG *	7,720	381,660
Lenzing AG	234	129,684

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria (continued)
Mayr-Melnhof Karton AG	2,159	$203,920
Oesterreichische Post AG *	9,165	349,202
Palfinger AG (a)	3,704	123,050
RHI AG *	6,753	329,600
Rosenbauer International AG	1,745	81,049
S&T System Integration & Technology Distribution AG *	550	28,135
Schoeller-Bleckmann Oilfield Equipment AG	2,343	252,508
Uniqa Versicherungen AG (a)	17,849	508,372
Wienerberger Baustoffindustrie AG	3,544	148,815
Wolford AG (a)	2,064	78,804
		4,135,259
Belgium - 1.27%
Ackermans & Van Haaren NV	7,606	770,130
Banque Nationale de Belgique	66	299,263
Barco NV	3,535	229,696
Bekaert SA	3,645	562,697
Compagnie d’Entreprises (CFE)	2,096	212,358
Compagnie Immobiliere de Belgique SA	1,121	68,657
Compagnie Maritime Belge SA	1,891	114,953
Deceuninck NV (a)	2,341	40,544
Devgen *	2,254	43,757
Duvel Moortgat SA	903	60,423
Econocom Group SA	4,616	61,266
Elia System Operator SA/NV	5,669	236,527
Euronav NV	7,031	340,955
Exmar NV (a)	5,625	146,571
Image Recognition Integrated Systems	175	13,088
International Brachytherapy *	6,399	34,658
Ion Beam Applications SA	3,298	81,575
Kinepolis Group NV	908	36,812
Lotus Bakeries SA	34	15,096
Melexis NV	5,118	80,983
Omega Pharma SA	3,831	161,891
Option NV * (a)	8,860	52,311
Recticel SA (a)	3,721	51,262
Roularta Media Group NV (a)	1,549	66,482
SA D’Ieteren Trading NV	641	177,018
Sioen Industries NV	1,204	17,042
Sipef SA	143	109,586
Telenet Group Holding NV *	12,866	291,497
Tessenderlo Chemie NV	6,916	368,263
Van De Velde NV	1,617	73,067
		4,818,428
Canada - 10.57%
Aastra Technologies, Ltd. *	4,600	99,741
Absolute Software Corp. *	8,400	86,414
Aecon Group, Inc.	14,300	226,063
AEterna Zentaris, Inc. *	7,500	7,723
AGF Management, Ltd.	25,787	555,342
Akita Drilling, Ltd.	4,500	64,916
Alamos Gold, Inc. *	24,300	146,558
Alberta Clipper Energy, Inc. *	7,700	25,750
Alexco Resource Corp. *	4,800	15,769
Allen-Vanguard Corp. *	10,700	26,758

The accompanying notes are an integral part of the financial statements.

97

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Altius Minerals Corp. *	5,900	$50,454
Amerigo Resources, Ltd.	13,600	20,539
Anderson Energy, Ltd. *	15,700	82,680
Angiotech Pharmaceuticals, Inc. *	11,506	34,415
Antrim Energy, Inc. *	29,000	95,273
Anvil Mining, Ltd. *	16,851	158,644
Aquiline Resources, Inc. *	14,752	111,975
Astral Media, Inc.	16,600	521,426
Atrium Innovations, Inc. *	3,859	60,702
ATS Automation Tooling Systems, Inc. *	26,847	194,830
Augusta Resource Corp. *	8,900	52,368
Aurelian Resources, Inc. *	22,200	122,789
Aurizon Mines, Ltd. *	35,800	172,733
Aurora Energy Resources, Inc. *	9,500	39,502
Axia NetMedia Corp. *	6,400	14,624
Baffinland Iron Mines Corp. *	34,500	104,884
Baja Mining Corp. *	35,600	47,131
Ballard Power Systems, Inc. *	24,100	93,356
Bankers Petroleum, Ltd. *	128,342	227,811
Baytex Energy Trust	1,441	49,168
Bellus Health, Inc. *	2,400	3,201
Bioms Medical Corp. *	14,500	45,788
Bioteq Environmental Tech, Inc. *	11,500	36,089
Biovail Corp.	47,200	459,641
Birch Mountain Resources, Ltd. *	9,200	4,105
Birchcliff Energy, Ltd. *	26,038	393,238
BMTC Group, Inc., Class A	3,300	57,735
Boralex, Inc., Class A *	8,900	124,724
Bow Valley Energy, Ltd. *	24,148	147,299
Breaker Energy, Ltd., Class A *	7,400	91,076
Breakwater Resources, Ltd. *	63,500	24,909
Calfrac Well Services, Ltd.	5,700	179,603
Calvalley Petroleums, Inc., Class A *	16,123	67,515
Canaccord Capital, Inc.	9,200	71,727
Canada Bread Company, Ltd.	2,460	173,698
Canadian Hydro Developers, Inc. *	36,000	188,879
Canadian Royalties, Inc. *	15,500	31,617
Canadian Superior Energy, Inc. *	32,900	151,643
Canadian Western Bank	16,066	389,951
Canam Group, Inc., Class A	11,300	111,593
Candax Energy, Inc. *	40,399	42,788
Canfor Corp. *	30,640	229,267
Cangene Corp. *	5,700	27,838
CanWest Global Communications Corp. *	13,650	36,812
Capstone Mining Corp. *	21,500	82,652
Cardiome Pharma Corp. *	18,800	164,087
Carpathian Gold, Inc. *	24,200	9,493
Cascades, Inc.	26,250	171,705
Catalyst Paper Corp. *	111,609	121,493
CCL Industries, Inc., Class B	8,800	254,844
CE Franklin, Ltd. *	2,114	20,732
Celestica, Inc. *	69,500	584,790
Celtic Exploration, Ltd. *	8,400	162,860
Central Sun Mining, Inc. *	890	1,711
Certicom Corp. *	7,300	12,457
Chariot Resources, Ltd. *	37,000	34,471

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
CHC Helicopter Corp., Class A	3,000	$92,351
Clarke, Inc.	8,200	53,718
Claude Resources, Inc. *	35,700	31,859
Coalcorp Mining, Inc. *	8,385	14,637
Cogeco Cable, Inc.	6,000	217,711
Com Dev International, Ltd. *	8,800	28,479
Comaplex Minerals Corp. *	11,024	60,001
Compton Petroleum Corp. *	28,289	359,265
Connacher Oil & Gas, Ltd. *	54,200	228,557
Constellation Software, Inc.	2,700	73,477
Corby Distilleries, Ltd.	7,278	127,046
Corridor Resources, Inc. *	18,300	156,493
Corus Entertainment, Inc., Class B	25,326	451,780
Cott Corp. *	8,800	27,961
Crew Energy, Inc. *	16,600	300,679
Cryocath Technologies, Inc. *	6,200	25,354
Crystallex International Corp. *	33,500	36,467
Dalsa Corp. *	5,400	68,049
Delphi Energy Corp. *	23,445	70,816
Denison Mines Corp. *	58,528	511,410
Descartes Systems Group, Inc. *	9,700	32,533
Divestco, Inc. *	1,500	3,869
Dorel Industries, Inc., Class B	8,800	252,427
Dundee Precious Metals, Inc. *	14,200	93,302
Dundee Wealth Management, Inc.	14,558	186,026
Duvernay Oil Corp. *	6,800	415,122
Eastern Platinum, Ltd. *	190,676	523,578
Eldorado Gold Corp. *	50,737	432,387
Emera, Inc. (a)	6,900	156,108
Empire Company, Ltd.	5,300	227,655
Endeavour Silver Corp. *	7,800	24,478
Enghouse Systems, Ltd.	600	3,542
Entree Gold, Inc. *	7,000	13,524
Equinox Minerals, Ltd. *	87,400	380,559
Equitable Group, Inc.	2,200	46,386
Etruscan Resources, Inc. *	9,100	14,725
European Goldfields, Ltd. *	46,800	218,464
Evertz Technologies, Ltd.	8,000	153,065
Exco Technologies, Ltd.	2,900	9,101
Exfo Electro Optical Engineering, Inc. *	12,000	53,192
Farallon Resources, Ltd. *	48,500	37,099
First Calgary Petroleums, Ltd. *	78,725	175,253
First Nickel, Inc. * (a)	30,500	8,525
Flint Energy Services, Ltd. *	8,096	195,790
FNX Mining Company, Inc. *	21,543	509,156
Forsys Metals Corp. *	9,500	40,061
Forzani Group, Ltd., Class A	9,822	143,039
Fronteer Development Group, Inc. *	12,700	64,017
Frontera Copper Corp. *	11,800	34,716
Galleon Energy, Inc., Class A *	18,800	379,798
Garda World Security Corp., Class A *	7,300	101,443
Gennum Corp.	5,342	48,302
Gentry Resources, Ltd. *	6,484	25,626
Glacier Ventures International Corp. *	19,700	74,766
Gluskin Sheff & Associates, Inc.	3,300	63,430
Gold Eagle Mines, Ltd. *	27,700	242,310

The accompanying notes are an integral part of the financial statements.

98

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Golden Star Resources, Ltd. *	73,800	$198,305
Grande Cache Coal Corp. *	41,100	345,422
Great Basin Gold, Ltd. *	55,700	189,545
Great Canadian Gaming Corp. *	16,550	147,371
Grey Wolf Exploration, Inc. *	11,500	27,518
Greystar Resources, Ltd. *	7,400	28,085
Guyana Goldfields, Inc. *	8,900	37,705
Hanfeng Evergreen, Inc. *	11,800	151,594
Harry Winston Diamond Corp.	14,561	416,539
Heroux-Devtek, Inc. *	6,500	49,784
High River Gold Mines, Ltd. *	82,950	125,275
Highpine Oil & Gas, Ltd. *	19,458	254,937
Home Capital Group, Inc.	8,300	321,516
HudBay Minerals, Inc. *	39,700	551,681
Hydrogenics Corp. *	18,000	32,480
IAMGOLD Corp.	89,500	535,403
Imperial Metals Corp. *	4,500	38,835
Indigo Books & Music, Inc. *	1,900	27,484
Intermap Technologies Corp., Class A *	4,400	25,458
International Forest Products, Ltd., Class A *	11,450	58,390
International Royalty Corp.	10,400	54,912
International Royalty Corp.	6,800	36,277
Intertape Polymer Group, Inc. *	8,100	26,611
Iteration Energy, Ltd. *	48,859	395,778
Ivanhoe Energy, Inc. *	41,700	145,584
Jean Coutu Group, Inc.	42,289	341,315
Jinshan Gold Mines, Inc. *	21,000	53,545
Kaboose, Inc. *	10,800	9,532
Kimber Resources, Inc. *	1,750	2,763
Kingsway Financial Services, Inc.	15,343	132,711
Kirkland Lake Gold, Inc. *	11,500	114,921
Labopharm, Inc. *	13,500	22,507
Lake Shore Gold, Corp. *	23,200	35,948
Laramide Resources, Ltd. *	11,100	53,121
Laurentian Bank of Canada (a)	7,100	292,021
Le Chateau, Inc.	2,600	32,178
Leon’s Furniture, Ltd.	14,026	166,298
Linamar Corp.	35,408	434,049
MacDonald Dettwiler & Associates, Ltd. *	8,482	314,592
Mahalo Energy, Ltd. *	12,900	33,525
Major Drilling Group International Company, Inc. *	6,500	318,721
Maple Leaf Foods, Inc.	20,927	224,313
March Networks Corp. *	7,400	34,689
Martinrea International, Inc. *	19,893	118,613
Maxim Power Corp. *	7,700	49,159
MDC Partners, Inc. *	3,100	22,162
MDS, Inc. *	40,846	663,742
Mega Brands, Inc. *	4,900	19,558
Mega Uranium, Ltd. *	24,000	54,369
Methanex Corp.	9,600	271,327
Migao Corp. *	5,400	44,695
Miranda Technologies, Inc. *	2,285	17,210
Mosaid Technologies, Inc.	2,700	40,247
Neo Material Technologies, Inc. *	10,800	46,602
Norbord, Inc. (a)	24,900	133,327

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
North American Palladium, Ltd. *	12,400	$67,126
Northbridge Financial Corp.	7,700	245,491
Northgate Minerals Corp. *	83,805	230,942
Nova Chemicals Corp.	24,831	611,217
NuVista Energy, Ltd. *	22,073	379,248
Oncolytics Biotech, Inc. *	2,977	5,781
Open Text Corp. *	14,700	470,394
Orvana Minerals, Corp. *	36,980	24,661
Pan American Silver Corp. *	12,200	419,468
Paramount Resources, Ltd. *	10,900	221,699
Pason Systems, Inc.	16,206	262,233
Patheon, Inc. *	20,772	83,724
Petaquilla Minerals Company, Ltd. *	6,500	8,924
Petrolifera Petroleum, Ltd. *	6,850	58,376
Platinum Group Metals, Ltd. *	5,000	14,122
Points International, Ltd. *	26,300	31,466
Polymet Mining Corp. *	32,671	125,276
ProEx Energy, Ltd. *	11,000	248,004
ProspEx Resources, Ltd. *	7,735	26,246
Pulse Data, Inc. *	6,282	18,543
Q9 Networks, Inc. *	3,000	31,656
QLT, Inc. *	27,400	92,435
Quadra Mining, Ltd. *	14,100	293,560
Quebecor World, Inc. *	15,400	2,643
Quebecor, Inc. (a)	11,177	309,212
Quest Capital Corp.	39,200	68,044
Reitman’s Canada, Ltd., Class A	14,800	218,146
Resin Systems, Inc. *	37,580	37,591
Resverlogix Corp. *	3,900	40,121
Richelieu Hardware, Ltd.	2,500	48,053
Ritchie Bros. Auctioneers, Inc.	12,900	348,276
Rock Energy, Inc. *	6,500	27,856
RONA, Inc. *	35,704	429,975
Rothmans, Inc. (a)	18,508	491,877
Rubicon Minerals Corp. *	16,700	20,308
Russel Metals, Inc.	16,585	491,353
Samuel Manu-Tech, Inc.	2,000	17,358
Savanna Energy Services Corp.	17,100	394,086
Saxon Energy Services, Inc. *	18,642	130,715
Scorpio Mining Corp. *	17,400	21,330
Semafo, Inc. *	46,900	62,092
ShawCor, Ltd., Class A	10,600	374,228
Shore Gold, Inc. *	62,100	162,604
Sierra Wireless, Inc. *	8,900	130,310
Silver Standard Resources, Inc. *	14,700	421,091
Silvercorp Metals, Inc.	38,500	226,537
Skye Resources, Inc. *	9,600	80,965
Softchoice Corp.	2,800	30,919
Stantec, Inc. *	12,100	310,777
Starfield Resources, Inc. *	39,500	44,547
Stella-Jones, Inc.	1,400	44,621
Storm Exploration, Inc. *	10,700	201,156
Stornoway Diamond Corp. *	43,700	13,500
SunOpta, Inc. *	19,500	101,353
Suramina Resources, Inc. *	5,200	7,649
SXC Health Solutions Corp. *	3,400	46,880

The accompanying notes are an integral part of the financial statements.

99

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Synenco Energy, Inc. *	5,300	$46,726
Tanzanian Royalty Exploration Corp. *	18,000	77,846
Taseko Mines, Ltd. *	36,900	189,259
Teal Exploration & Mining, Inc. *	600	2,118
Tembec, Inc. *	4,788	16,434
Tesco Corp. *	8,000	246,818
The Churchill Corp. *	2,100	40,241
Theratechnologies, Inc. *	13,302	61,312
Thompson Creek Metals Company, Inc. *	27,900	545,031
Timminco, Ltd. *	11,200	300,622
TLC Vision Corp. *	12,400	12,525
Toromont Industries, Ltd.	17,400	465,672
Torstar Corp., Class B (a)	17,700	212,810
Transat A.T., Inc., Class A	4,200	84,890
Transcontinental, Inc., Class A	22,800	351,044
Transglobe Energy Corp. *	5,900	29,914
Transition Therapeutics, Inc. *	2,200	29,299
Trican Well Service, Ltd. *	15,900	395,278
Tristar Oil & Gas, Ltd. *	6,500	131,441
Tundra Semiconductor Corp. *	3,200	12,396
Uex Corp. *	24,200	105,847
Uni-Select, Inc.	3,530	85,333
Uranium Participation Corp. *	21,800	208,444
Ur-Energy, Inc. *	8,500	19,339
UTS Energy Corp. *	84,700	495,059
Vecima Networks, Inc. *	2,779	17,796
Verenex Energy, Inc. *	2,400	19,159
Vero Energy, Inc. *	10,300	109,899
Viterra, Inc. *	34,300	470,923
Vitran Corp., Inc. *	600	8,944
Wesdome Gold Mines, Ltd. *	15,100	17,178
West Energy, Ltd. *	16,925	64,068
West Fraser Timber Company, Ltd.	12,400	402,267
Western Canadian Coal Corp. *	31,800	279,423
Western Financial Group, Inc.	10,200	35,210
Westport Innovations, Inc. *	14,200	69,211
Wi-LAN, Inc. *	17,000	30,842
Winpak, Ltd.	1,600	8,316
Xantrex Technology, Inc. *	9,900	97,087
Xceed Mortgage Corp.	1,800	2,065
Xtreme Coil Drilling Corp. *	3,352	32,872
YM Biosciences, Inc. *	11,000	10,787
Yukon-Nevada Gold Corp. *	38,750	44,842
Zarlink Semiconductor, Inc. *	36,500	31,857
ZCL Composites, Inc.	4,500	37,379
		40,144,690
Denmark - 1.03%
ALK-Abello A/S *	1,570	188,933
Alm. Brand Skadesforsikring A/S *	2,600	136,680
Amagerbanken A/S	3,625	133,930
Ambu A/S	1,600	24,659
Auriga Industries	3,700	171,463
Bang & Olufsen AS, Series B	2,200	88,946
Bavarian Nordic A/S * (a)	950	37,807
Bonusbanken A/S	2,060	11,656
Capinordic A/S *	7,100	16,039

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Dalhoff Larsen & Horneman A/S, Series B (a)	4,600	$67,010
Dantherm A/S (a)	750	17,418
Det Ostasiatiske Kompagni AS	3,600	249,293
DFDS A/S	600	86,138
EDB Gruppen A/S, Series B *	800	22,632
Fionia Bank A/S	1,700	33,378
Fluegger A/S, Series B	250	26,126
Forstaedernes Bank A/S	3,900	88,925
Greentech Energy Systems *	9,795	164,401
H&H International A/S (a)	140	33,399
Harboes Bryggeri A/S (a)	1,900	51,345
IC Companys A/S (a)	3,050	100,452
Jeudan A/S (a)	640	80,395
Lan & Spar Bank A/S	300	26,221
Mols-Linien A/S	1,005	46,679
NeuroSearch A/S *	4,400	223,409
Ostjydsk Bank A/S	200	30,402
Parken Sport & Entertainment A/S * (a)	450	122,556
PER Aarsleff A/S	550	78,379
Ringkjoebing Bank A/S	700	60,592
Ringkjoebing Landbobank A/S	1,350	200,935
Roskilde Bank A/S (a)	473	17,675
Royal Unibrew A/S	1,225	129,312
Sanistal A/S, Series B	390	32,112
Satair A/S	950	46,932
Schouw & Company A/S, Series B	4,400	166,280
SimCorp A/S	1,370	247,587
Sjaelso Gruppen A/S (a)	4,600	97,602
Solar Holdings A/S (a)	1,350	105,740
Spar Nord Bank A/S	11,925	198,893
Sparbank Vest A/S	670	31,119
Thrane & Thrane A/S	775	44,014
TK Development A/S *	9,500	124,351
Vestjysk Bank A/S	1,240	49,740
		3,911,555
Finland - 2.82%
Ahlstrom OYJ (a)	6,957	157,182
Alma Media Oyj (a)	17,424	236,475
Amer Sports Oyj, A Shares (a)	22,292	336,236
Aspo Oyj	2,591	23,049
Atria PLC	869	19,415
BasWare Oyj	2,400	26,451
Cargotec Corp. Oyj, B Shares	11,137	387,691
Componenta Oyj	2,534	33,912
Comptel PLC	14,171	28,782
Cramo Oyj, Series B	4,921	81,508
Digia PLC	5,393	25,133
Elcoteq SE, A Shares *	8,397	68,747
Elektrobit Corp.	2,752	4,073
Elisa Oyj, Class A	40,074	841,050
Finnair Oyj (a)	400	2,922
Finnlines Oyj (a)	3,595	76,978
Fiskars Oyj Abp, Series A	8,488	145,667
F-Secure Oyj	12,250	52,075
HK Ruokatalo Oyj, Series A	1,737	24,641
Huhtamaki Oyj (a)	27,549	235,958

The accompanying notes are an integral part of the financial statements.

100

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Ilkka-Yhtyma Oyj	2,768	$46,631
KCI Konecranes Oyj	34,538	1,430,152
Kemira Oyj	18,723	236,417
Lannen Tehtaat Oyj	1,258	29,710
Lassila & Tikanoja Oyj (a)	5,783	141,766
Lemminkainen Oyj	2,400	109,620
M-real Oyj, Series B	46,839	98,082
Nokian Renkaat Oyj	18,660	896,067
OKO Bank PLC, Series A	35,606	617,780
Olvi Oyj, Series A	1,500	55,499
Oriola-KD Oyj	21,708	91,939
Orion Oyj, Series A (a)	7,836	162,854
Orion Oyj, Series B	23,787	474,136
Outotec Oyj	9,628	613,629
PKC Group Oyj	4,137	45,399
Ponsse Oyj	2,149	38,538
Poyry Oyj	10,534	273,657
Raisio Oyj (a)	33,581	89,882
Ramirent Oyj (a)	19,272	200,870
Rapala VMC Oyj	6,519	41,363
SanomaWSOY Oyj	22,405	496,327
Scanfil Oyj	3,574	11,310
Stockmann Oyj Abp, Series A	515	19,801
Stockmann Oyj Abp, Series B (a)	7,721	298,438
Talentum OYJ	10,938	50,975
Tecnomen Oyj	11,844	18,461
Teleste Oyj (a)	2,450	19,287
Uponor Oyj	15,046	221,257
Vacon Oyj	2,360	95,679
Vaisala Oyj, Series A	2,245	92,996
YIT Oyj	35,208	885,824
		10,712,291
France - 5.13%
Alten SA *	4,110	150,127
Altran Technologies SA * (a)	28,500	242,308
April Group SA	3,596	210,560
Archos SA * (a)	918	10,912
Arkema	18,171	1,027,076
Assystem SA	4,374	62,806
Atos Origin SA (a)	20,184	1,117,658
Audika SA	1,685	77,997
Bacou Dalloz SA	1,635	194,869
Beneteau SA	11,245	246,272
Boiron SA	1,711	58,996
Bonduelle SCA	1,293	144,580
Bongrain SA	2,182	195,821
Bourbon SA	12,068	750,329
Bull SA *	11,037	39,968
Canal Plus SA	17,822	171,165
Carbone Lorraine SA	3,353	184,823
Cegedim SA	323	28,682
Cegid SA	888	26,536
Clarins SA (a)	3,186	241,229
Club Mediterranee SA *	3,695	164,056
Compagnie Plastic Omnium SA	1,821	55,335
Delachaux SA	1,122	111,963

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Electricite de Strasbourg SA	598	$109,217
Esso SAF	774	194,980
Etablissements Maurel et Prom SA	23,351	551,107
Etam Developpement SA (a)	1,766	58,613
Euler Hermes SA	4,009	298,241
Euro Disney SCA *	3,389	46,262
Faurecia SA *	1,280	54,091
Fimalac	3,507	244,055
Fleury Michon SA	660	32,213
Gaumont SA	468	41,300
Gemalto NV *	20,955	762,789
GFI Informatique SA (a)	11,081	69,437
GL Events SA (a)	3,057	94,577
Groupe Crit SA	1,865	49,536
Groupe Open SA * (a)	2,445	43,808
Groupe Steria SCA *	5,581	154,212
Guerbet SA	538	110,117
Guyenne & Gascogne SA (a)	1,509	188,975
Havas SA	94,630	348,637
Infogrames Entertainment SA * (a)	1,217	19,525
Ingenico SA	9,240	323,691
International Metal Service SA	4,492	152,057
Ipsos SA (a)	6,628	215,910
Korian (a)	2,818	106,040
Lafuma SA	374	19,373
Laurent-Perrier SA (a)	1,029	145,810
Lectra SA *	4,540	24,947
Lisi SA	986	88,767
LVL Medical Groupe SA *	1,337	23,366
M6-Metropole Television	9,498	206,068
Maisons France Confort SA	1,467	56,842
Manitou BF SA (a)	3,265	97,825
Manutan SA	1,190	86,185
Mr. Bricolage SA	1,756	42,300
Neopost SA	7,534	797,239
Nexans SA	7,554	932,086
Nexity SA	7,121	193,289
Norbert Dentressangle SA	972	91,439
NRJ Group * (a)	4,920	50,506
Oberthur Card Systems SA	8,964	61,958
Oeneo *	12,354	34,233
Orpea SA * (a)	3,896	192,548
Parrot SA *	1,915	34,040
Penauille Polyservices SA	26,481	231,396
Pierre & Vacances SA	1,373	141,247
Pinguely-Haulotte SA	4,594	67,050
Radiall SA	349	41,755
Rallye SA	4,593	270,095
Remy Cointreau SA	5,512	301,400
Rhodia SA	6,574	121,307
Robertet SA	257	36,336
Rubis SA	1,804	156,217
Saft Groupe SA *	2,396	104,533
Samse SA	120	12,186
SCOR SE	7,560	173,306
SEB SA	5,955	349,626

The accompanying notes are an integral part of the financial statements.

101

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Sechilienne-Sidec SA	3,692	$289,714
SeLoger.com *	1,811	42,057
Silicon-On-Insulator Technologies SA *	19,442	119,381
Societe BIC SA (a)	7,246	378,761
Societe des Bains de Mer & du Cercle des Etrangers a Monaco	88	77,866
Somfy SA	442	110,893
Sopra Group SA (a)	1,899	149,524
Spir Communication SA	492	34,858
SR Teleperformance SA	13,362	493,126
Stallergenes SA	2,288	196,364
Stef-TFE Group	1,368	91,517
Sucriere de Pithiviers-Le-Vieil SA	56	45,927
Synergie SA	1,257	37,900
Theolia SA * (a)	6,555	173,282
Toupargel-Agrigel SA (a)	862	23,479
Trigano SA	2,742	60,785
UbiSoft Entertainment SA *	5,864	514,532
Union Financiere de France Banque SA	1,436	64,662
Valeo SA (a)	21,146	679,184
Viel & Compagnie SA	6,946	44,838
Vilmorin & Compagnie SA	901	169,960
Virbac SA	1,341	115,448
VM Materiaux SA	342	29,626
Vranken-Pommery Monopole Group	604	44,696
Zodiac SA (a)	11,250	516,322
		19,473,435
Germany - 6.15%
Aareal Bank AG	8,458	207,341
Adlink Internet Media AG * (a)	2,787	54,850
ADVA AG Optical Networking * (a)	13,517	34,264
Aixtron AG	21,472	220,757
Altana AG	20,707	356,994
Amadeus Fire AG	1,357	25,873
Augusta Technologie AG *	1,299	29,656
Baader Wertpapierhandelsbank AG (a)	7,224	38,102
Balda AG * (a)	8,571	26,989
Bauer AG (a)	2,268	218,965
Bechtle AG	3,618	102,250
Bilfinger Berger AG	10,899	949,460
Biotest AG	1,095	93,614
Boewe Systec AG	415	12,676
Borussia Dortmund GMBH & Co KGAA *	5,431	13,254
Carl Zeiss Meditec AG	9,621	150,266
Cenit AG	2,857	28,339
Centrotec Sustainable AG *	1,900	40,863
ComBOTS AG	3,675	55,431
Comdirect Bank AG	13,892	158,574
ComputerLinks AG	533	12,579
Conergy AG *	3,100	64,524
CTS Eventim AG	4,424	177,269
Curanum AG *	4,385	27,823
DAB Bank AG	8,980	67,865
Data Modul AG	518	11,605
Demag Cranes AG	4,808	229,294
Deutsche Wohnen AG *	2,312	34,836

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Deutz AG	21,365	$196,447
Douglas Holding AG	9,466	493,314
Drillisch AG	10,921	68,262
Duerr AG	3,024	123,742
DVB Bank AG	631	250,853
Elexis AG	1,469	39,319
Elmos Semiconductor AG *	1,293	12,011
ElringKlinger AG	1,477	139,970
EM.TV AG *	3,054	11,444
Epcos AG	21,428	353,567
Ersol Solar Energy AG *	1,026	163,477
Escada AG *	2,952	62,745
Euwax AG	514	37,348
Evotec AG *	8,820	15,136
Fielmann AG	3,133	228,978
Freenet AG *	13,591	250,361
Fuchs Petrolub AG	1,308	129,267
Gerry Weber International AG	1,916	60,393
Gesco AG	643	50,366
Get Nice Holdings, Ltd.	502,000	28,453
GFK AG	3,458	155,004
Gildemeister AG	7,202	203,992
GPC Biotech AG * (a)	6,031	23,739
Grammer AG	2,633	67,448
Grenkeleasing AG	2,175	72,290
Hawesko Holding AG (a)	1,452	48,580
Heidelberger Druckmaschinen AG	15,733	322,764
Indus Holding AG (a)	2,241	75,824
Interseroh AG (a)	993	93,649
Intershop Communications AG * (a)	9,147	31,827
IWKA AG	5,877	190,890
Jenoptik AG * (a)	10,554	91,891
Kloeckner & Company AG	12,664	725,375
Kontron AG	10,995	150,606
Krones AG	4,295	367,529
KWS Saat AG	1,154	265,270
Lanxess AG	24,377	1,000,961
Leoni AG	8,825	377,931
Loewe AG (a)	1,751	33,634
Manz Automation AG *	359	92,963
MasterFlex AG	1,223	26,669
Medigene AG * (a)	9,888	97,924
Medion AG	5,909	93,034
MLP AG	11,785	211,897
Mologen AG *	1,243	14,463
Morphosys AG *	835	55,190
MTU Aero Engines Holding AG	13,456	438,970
Muehlbauer Holding AG & Co KGaA	39	1,522
MVV Energie AG	7,277	377,059
Nemetschek AG (a)	1,480	39,031
Norddeutsche Affinerie AG	12,646	690,297
Nordex AG * (a)	8,124	338,446
OHB Technology AG	1,633	22,034
PC-Ware AG (a)	1,879	37,483
Pfeiffer Vacuum Technology AG (a)	1,555	161,292
Pfleiderer AG	13,560	185,101

The accompanying notes are an integral part of the financial statements.

102

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Plambeck Neue Energien AG *	8,528	$42,698
Praktiker Bau- und Heimwerkermaerkte AG	18,642	394,183
Premiere AG *	28,934	637,317
PVA TePla AG *	3,190	34,354
Qiagen AG *	50,645	1,025,432
QSC AG *	15,992	51,113
R. Stahl AG (a)	533	29,455
Rational AG	961	193,821
Renk AG (a)	935	81,849
REpower Systems AG * (a)	1,685	561,842
Rheinmetall AG	10,548	762,442
Rhoen-Klinikum AG	21,973	697,789
Roth & Rau AG *	435	94,514
Sartorius AG	2,096	70,753
Schlott Gruppe AG	354	8,639
SGL Carbon AG *	12,222	858,043
Singulus Technologies AG *	10,095	111,259
Sixt AG (a)	2,483	98,203
Software AG	5,181	314,380
Solar Millennium AG * (a)	1,746	74,635
Solon AG Fuer Solartechnik * (a)	838	77,250
Stada Arzneimittel AG	15,945	1,145,273
Stratec Biomedical Systems AG	1,671	35,070
Suedzucker AG (a)	12,725	230,802
Suess MicroTec AG *	2,259	15,365
Symrise AG	30,578	664,381
Takkt AG	8,363	147,340
Technotrans AG	1,646	36,023
Telegate AG	2,121	37,234
Utimaco Safeware AG	3,229	45,247
Versatel AG *	6,433	140,684
Vivacon AG (a)	3,031	28,872
Vossloh AG	2,794	364,239
Wacker Construction Equipment AG (a)	3,587	53,313
Washtec AG *	2,025	31,436
Wincor Nixdorf AG	7,546	525,369
Wire Card AG *	14,643	187,896
WMF Wuerttembergische Metallwarenfabrik AG	1,601	70,756
Wuerttembergische Lebensversicherung AG	905	42,575
		23,364,191
Greece - 1.96%
Agricultural Bank of Greece	71,758	258,723
Alapis Holding Industrial & Commercial SA	184,040	504,186
Alfa-Beta Vassilopoulos SA	804	57,217
Anek Lines SA	30,370	79,853
Aspis Bank SA	10,322	37,378
Astir Palace Hotel SA *	5,170	38,909
Athens Medical Center SA	8,110	29,751
Athens Stock Exchange SA (ASE)	24,158	304,285
Athens Water Supply and Sewage Company SA	11,667	178,180
Autohellas SA	3,896	15,090
Bank of Attica SA	6,050	36,387
Bank of Greece SA	4,321	629,296
Biossol SA *	37,279	28,760

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece (continued)
Bioter SA *	28,528	$29,645
C. Rokas SA	1,840	37,661
Commercial Bank of Greece SA *	9,723	258,712
Diagnostic & Therapeutic Center of Athens Hygeia SA *	19,334	115,674
Duty Free Shops	3,389	58,054
Euromedica SA	3,622	32,733
Forthnet SA *	3,724	27,323
Fourlis SA	8,924	261,337
Frigoglass SA	6,090	148,045
GEK Group of Companies SA	8,755	104,761
Geniki Bank SA *	13,566	85,436
Greek Postal Savings Bank	22,391	352,535
Halcor SA	9,000	25,081
Hellenic Technodomiki Tev SA	37,663	480,318
Heracles General Cement SA *	4,800	124,848
Iaso SA	12,190	154,308
Inform P Lykos SA	7,817	41,353
Intracom Holdings SA	26,470	86,685
Intracom SA Technical & Steel Constructions *	26,335	38,146
J&P-Avax SA	12,630	85,905
Lambrakis Press SA	6,054	30,502
Loulis Mills SA *	9,563	43,814
Maritime Company of Lesvos SA *	43,064	33,223
Metka SA	7,871	167,795
Michaniki SA	11,010	64,832
Minoan Lines Shipping SA	16,950	112,085
Motodynamic SA	320	1,884
Motor Oil Hellas Corinth Refineries SA	12,877	261,537
Mytilineos Holdings SA	22,879	265,121
Neochimiki LV Lavrentiadis SA	4,037	120,765
Nireus Aquaculture SA *	11,042	37,552
Piraeus Port Authority	2,268	79,630
Proton Bank SA	11,800	133,022
S&B Industrial Minerals SA	3,520	52,650
Sarantis SA	3,860	68,674
Sfakianakis SA	3,856	38,855
Sidenor Steel Products Manufacturing Company SA	2,100	32,005
Singularlogic SA *	10,294	46,353
Teletypos SA Mega Channel	7,598	66,991
Terna SA	6,510	71,953
Thessaloniki Port Authority SA	418	19,086
Titan Cement Company SA	18,009	714,528
Viohalco SA	28,977	242,714
		7,452,146
Hong Kong - 2.18%
Alco Holdings, Ltd.	86,000	24,155
Allied Group, Ltd.	32,000	124,762
Allied Properties HK, Ltd.	442,000	68,591
Asia Financial Holdings, Ltd.	78,000	30,011
Asia Standard Hotel Group, Ltd.	3,610,000	33,798
Asia Standard International Group, Ltd.	2,016,000	33,095
Asian Union New Media Group, Ltd. *	2,450,000	26,080
Associated International Hotels *	46,000	110,911
Burwill Holdings, Ltd. * (a)	398,000	14,037

The accompanying notes are an integral part of the financial statements.

103

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
C Y Foundation Group, Ltd. *	770,000	$38,020
Cafe de Coral Holdings, Ltd.	76,000	136,458
Capital Estate, Ltd. *	3,465,000	36,884
Capital Strategic Investment, Ltd.	1,110,000	35,162
Century City International Holdings, Ltd. (a)	3,496,000	41,698
Champion Technology Holdings, Ltd.	323,552	43,570
Chen Hsong Holdings, Ltd.	56,000	23,916
Cheuk Nang Holdings, Ltd.	39,332	23,456
Chevalier International Holdings, Ltd.	32,000	28,728
China Grand Forestry Resources Group, Ltd. * (a)	1,512,000	131,862
China Infrastructure Investment, Ltd. *	844,000	41,674
China Metal International Holdings, Inc.	114,000	24,855
China Renji Medical Group, Ltd. *	3,286,000	30,764
China Sci-Tech Holdings, Ltd. *	2,576,000	22,465
China Seven Star Shopping, Ltd. * (a)	310,000	3,817
China Solar Energy Holdings, Ltd. * (a)	550,000	19,751
China Timber Resources Group, Ltd. *	2,300,000	26,548
China Yunnan Tin Minerals Group Company, Ltd. *	380,000	14,377
China Zenith Chemical Group, Ltd. *	590,000	35,185
Chinese People Gas Holdings Company, Ltd. * (a)	348,000	7,721
Chong Hing Bank, Ltd. (a)	80,000	190,221
Chow Sang Sang Holdings, Ltd.	62,000	62,817
Chuang’s China Investments, Ltd.	371,000	23,790
Chuang’s Consortium International, Ltd.	248,000	26,717
Chung Tai Printing Holdings, Ltd.	1,300,000	30,511
Coastal Greenland, Ltd.	200,000	23,598
COL Capital, Ltd.	10,000	5,579
Coslight Technology International Group, Ltd.	76,000	39,963
Cross-Harbour Holdings, Ltd. *	49,000	43,361
Dickson Concepts International, Ltd.	39,000	27,160
DVN Holdings Company, Ltd.	112,000	7,182
EcoGreen Fine Chemicals Group, Ltd.	6,000	1,762
EganaGoldpfeil Holdings, Ltd. * (a)	103,373	8,750
Emperor Capital Group, Ltd.	28,400	2,622
Emperor Entertainment Hotel, Ltd.	175,000	34,115
Emperor International Holdings, Ltd. (a)	344,000	118,678
eSun Holdings, Ltd. * (a)	150,000	39,437
Extrawell Pharmaceutical Holdings, Ltd. *	130,000	32,845
Far East Consortium International, Ltd. (a)	414,188	108,895
First Sign International Holdings, Ltd.	136,000	35,756
Fong’s Industries Company, Ltd.	62,000	28,705
Fountain Set Holdings, Ltd.	118,000	14,982
Fubon Bank, Ltd.	68,000	55,291
Fushan International Energy Group, Ltd. * (a)	300,000	230,851
Genesis Energy Holdings, Ltd. *	980,000	32,050
Giordano International, Ltd.	386,000	158,415
Global Green Tech Group, Ltd. *	204,000	29,303
Glorious Sun Enterprises, Ltd.	86,000	42,353
Golden Resorts Group, Ltd.	830,000	29,273
Goldlion Holdings, Ltd.	70,000	18,045
Hang Fung Gold Technology, Ltd. (a)	90,000	22,162
Hanny Holdings, Ltd.	1,640,000	24,188
Heng Tai Consumables Group, Ltd. *	205,000	26,291
Hi Sun Technology China, Ltd. * (a)	180,000	32,088
HKR International, Ltd.	232,000	118,124

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hon Kwok Land Investment Company, Ltd.	94,000	$28,330
Hongkong Chinese, Ltd. (a)	324,000	40,307
Hung Hing Printing Group, Ltd.	50,000	13,274
Hutchison Harbour Ring, Ltd.	940,000	84,389
I.T., Ltd. (a)	112,000	27,866
i-Cable Communications, Ltd.	182,000	26,843
Imagi International Holdings, Ltd. *	170,000	13,736
Integrated Distribution Services Group, Ltd.	45,000	64,176
Interchina Holdings Company *	3,585,000	24,368
International Luk Fook Holdings, Ltd.	60,000	32,165
ITC Corp., Ltd.	678,559	26,543
ITC Properties Group, Ltd. *	920,000	15,693
Jinhui Holdings, Ltd.	33,000	19,892
K Wah International Holdings, Ltd.	511,344	211,824
Kantone Holdings, Ltd.	588,731	46,058
Karl Thomson Holdings, Ltd. *	92,000	16,165
Keck Seng Investments, Ltd. (a)	61,000	35,987
Lai Fung Holdings, Ltd.	666,000	15,375
Lai Sun Development Company, Ltd. *	2,324,000	35,468
Liu Chong Hing Investment, Ltd.	60,000	70,409
Luks Group Vietnam Holdings Company, Ltd. (a)	44,000	21,443
Lung Kee Holdings, Ltd.	78,000	35,212
Macau Success, Ltd. *	268,000	38,152
Matsunichi Communication Holdings, Ltd.	105,000	84,838
Media Chinese International, Ltd. *	110,000	27,792
Melco International Development	196,000	189,533
Midland Holdings, Ltd.	178,000	110,490
Miramar Hotel & Investment Company, Ltd.	11,000	15,518
Nam Tai Electronic & Electrical Products, Ltd. *	99,000	19,172
Nan Hai Corp., Ltd. * (a)	11,650,000	91,141
Natural Beauty Bio-Technology, Ltd.	90,000	17,891
Next Media, Ltd.	138,000	53,096
Norstar Founders Group, Ltd.	244,000	64,777
Oriental Press Group, Ltd.	208,000	29,877
Oriental Watch Holdings, Ltd.	128,000	49,412
Pacific Andes International Holdings, Ltd. (a)	290,384	49,904
Pacific Century Premium Developments, Ltd.	375,000	134,663
Paliburg Holdings, Ltd.	1,242,000	27,079
Peace Mark Holdings, Ltd.	164,000	113,578
Pico Far East Holdings, Ltd.	192,000	29,303
Playmates Holdings, Ltd.	31,800	16,273
Ports Design, Ltd.	55,000	157,299
Prime Success International Group, Ltd.	244,000	134,873
Public Financial Holdings, Ltd.	98,000	64,602
PYI Corp., Ltd.	316,075	62,832
Qin Jia Yuan Media Services Company, Ltd.	62,000	35,623
Regal Hotels International Holdings, Ltd.	1,970,000	96,008
Road King Infrastructure, Ltd.	99,000	110,843
Sa Sa International Holdings, Ltd.	116,000	52,665
SEA Holdings, Ltd.	96,000	57,990
Shanghai Zendai Property, Ltd. *	700,000	19,391
Shaw Brothers Hong Kong, Ltd.	39,000	116,541
Shell Electric Manufacturing Company, Ltd.	58,000	33,027
Shui On Construction & Materials, Ltd.	32,000	73,462
Singamas Container Holdings, Ltd.	60,000	16,083
Sino Biopharmaceutical, Ltd.	180,000	36,474

The accompanying notes are an integral part of the financial statements.

104

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Sino-I Technology, Ltd. *	2,960,000	$26,194
Skyfame Realty Holdings, Ltd. *	216,000	24,378
Smartone Telecommunications Holdings, Ltd.	83,500	85,885
Solomon Systech International, Ltd. (a)	890,000	42,804
Sun Hung Kai & Company, Ltd.	233,000	190,948
Superb Summit International Timber Company, Ltd. *	2,330,000	32,871
Symphony Holdings, Ltd.	476,000	27,471
Tack Fat Group International, Ltd.	272,000	19,884
TAI Cheung Holdings, Ltd.	81,000	44,670
Tai Fook Securities Group, Ltd.	86,000	29,559
TAK Sing Alliance Holdings, Ltd.	126,000	24,078
TCC International Holdings, Ltd. *	132,353	96,244
Techtronic Industries Company, Ltd. (a)	329,500	277,638
Texwinca Holdings, Ltd.	218,000	181,731
Tian An China Investment, Ltd. (a)	228,800	161,977
Titan Petrochemicals Group, Ltd. *	620,000	23,855
Truly International Holdings, Ltd. (a)	64,000	59,672
Upbest Group, Ltd.	158,000	14,792
Varitronix International, Ltd.	68,000	42,559
Vedan International Holdings, Ltd.	200,000	15,647
Victory City International Holdings, Ltd. (a)	140,666	37,885
Vitasoy International Holdings, Ltd.	176,000	83,517
Vongroup, Ltd. *	210,000	6,598
VST Holdings Company, Ltd.	176,000	32,955
VTech Holdings, Ltd.	41,000	247,138
Wai Kee Holdings, Ltd.	138,000	33,273
Wing On Company International, Ltd.	36,000	65,469
Wonson International Holdings, Ltd. *	1,800,000	27,702
Xinyi Glass Holdings Company, Ltd.	208,000	134,714
Yanion International Holdings, Ltd. * (a)	188,000	8,439
Yip’s Chemical Holdings, Ltd.	84,000	56,235
Yugang International, Ltd.	1,366,000	19,621
		8,270,359
Ireland - 1.27%
AER Lingus *	67,729	149,290
C&C Group PLC - London Exchange	83,665	457,091
DCC PLC	14,020	349,870
DCC PLC (a)	12,497	310,879
Dragon Oil PLC *	38,971	350,354
FBD Holdings PLC - London	5,182	178,678
FBD Holdings PLC	2,085	55,642
Fyffes PLC (a)	85,978	82,575
Glanbia PLC	37,999	288,369
Greencore Group PLC	43,208	136,058
Iaws Group PLC	39,087	978,495
IFG Group PLC	10,000	28,104
Independent News & Media PLC - London Exchange	125,805	308,995
Independent News & Media PLC	27,385	67,262
Irish Continental Group PLC * (a)	6,023	170,218
Kingspan Group PLC - London Exchange (a)	13,599	134,461
McInerney Holdings PLC	17,625	15,262
Paddy Power PLC - London Exchange	5,781	182,675
Paddy Power PLC	6,582	207,261

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
United Drug PLC	65,908	$366,304
		4,817,843
Italy - 3.41%
Acea SpA	7,778	148,055
Acegas-APS SpA	3,244	27,427
Actelios SpA	11,733	126,078
Aedes SpA *	7,571	12,910
Amplifon SpA (a)	29,013	79,482
Ansaldo STS SpA	17,177	258,950
AS Roma SpA *	21,754	27,400
Astaldi SpA	12,792	105,737
Autogrill SpA * (a)	28,675	344,249
Azimut Holding SpA *	30,113	265,267
Banca Finnat Euramerica SpA	15,158	17,493
Banca Generali SpA (a)	9,412	71,315
Banca IFIS SpA	2,977	42,794
Banca Intermobiliare SpA	11,595	86,715
Banca Italease * (a)	28,901	276,432
Banca Popolare dell’Etruria e del Lazio	19,544	202,474
Banca Profilo SpA	25,537	44,187
Banco di Desio e della Brianza SpA	16,649	159,768
Benetton Group SpA	19,978	233,863
Biesse SpA	2,824	48,464
Bonifica Ferraresi e Imprese Agricole SpA (a)	374	19,838
Brembo SpA (a)	8,798	91,423
Bulgari SpA	37,661	380,380
Caltagirone Editore SpA	9,271	52,694
Caltagirone SpA (a)	14,027	104,682
Carraro SpA	4,098	29,680
Cementir SpA (a)	21,620	145,690
CIR-Compagnie Industriali Riunite SpA	126,158	348,595
Class Editori SpA	12,342	18,577
Credito Artigiano SpA	24,494	96,412
Credito Bergamasco SpA * (a)	4,117	156,865
Credito Emiliano SpA (a)	26,107	229,772
Danieli & Company SpA	4,360	163,172
Davide Campari Milano SpA (a)	41,877	350,106
De Longhi SpA	20,127	92,849
Digital Multimedia Technologies SpA *	2,000	59,514
ERG SpA (a)	18,359	440,228
Ergo Previdenza SpA	6,070	35,623
Esprinet SpA	2,798	17,731
Fiera Milano SpA *	3,657	35,641
Gemina SpA *	367,706	448,675
Gewiss SpA (a)	11,538	65,806
GranitiFiandre SpA	1,133	12,532
Gruppo Beghelli SpA (a)	32,158	34,961
Gruppo Coin SpA *	8,425	42,049
Gruppo Editoriale L’Espresso SpA	55,891	136,748
Guala Closures SpA *	12,329	82,256
Hera SpA	150,642	615,478
Immsi SpA	62,334	69,975
Impregilo SpA * (a)	80,454	358,162
Indesit Company SpA	10,458	116,823
Industria Macchine Automatiche SpA	5,726	126,665
Intek SpA	44,100	37,668

The accompanying notes are an integral part of the financial statements.

105

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Interpump SpA	14,112	$132,423
Iride SpA (a)	115,156	353,550
Italmobiliare SpA	2,645	208,096
Juventus Football Club SpA *	4,630	6,692
KME Group SpA (a)	19,840	28,488
Marazzi Gruppo Ceramiche SpA	6,569	73,743
Mariella Burani SpA	3,029	73,538
Marr SpA	13,000	134,065
Mediolanum SpA (a)	70,610	293,772
Meliorbanca SpA (a)	18,050	89,164
Milano Assicurazioni SpA	63,803	328,989
Mirato SpA	2,533	31,785
Mondadori (Arnoldo) Editore SpA (a)	32,518	191,225
Navigazione Montanari SpA	18,714	76,312
Nice SpA	8,489	37,657
Permasteelisa SpA (a)	4,548	93,446
Piccolo Credito Valtellinese Scrl	61,608	647,467
Pirelli & C Real Estate SpA	5,361	104,664
Premafin Finanziaria SpA	44,530	87,077
Premuda SpA	21,068	47,268
Recordati SpA	28,379	221,396
Reno de Medici SpA * (a)	57,383	26,743
Risanamento SpA * (a)	20,386	27,266
Sabaf SpA	1,000	28,576
SAES Getters SpA	2,698	63,506
Safilo Group SpA	56,264	124,816
Save SpA (a)	3,100	47,734
Snia SPA *	65,590	41,720
Societa Cattolica di Assicurazioni Scrl (a)	15,421	679,829
Societa Partecipazioni Finanziarie SpA *	42,415	25,210
Socotherm SpA * (a)	2,568	16,254
Sogefi SpA	12,908	59,699
Sol SpA	7,134	48,298
Sorin SpA *	61,757	77,787
Telecom Italia Media SpA *	181,160	27,810
Tiscali SpA * (a)	81,285	259,798
Tod’s SpA (a)	3,239	177,927
Trevi Finanziaria SpA	8,245	211,596
Vianini Lavori SpA	5,861	91,633
Vittoria Assicurazioni SpA	3,029	53,508
		12,946,857
Japan - 21.68%
Abilit Corp. (a)	3,100	4,262
Achilles Corp.	49,000	80,294
Adeka Corp.	24,800	203,426
Aderans Company, Ltd. (a)	8,500	164,100
Advan Company, Ltd.	6,500	37,830
Aeon Delight Company, Ltd. (a)	3,400	69,483
Aeon Fantasy Company, Ltd. (a)	1,680	19,397
Ahresty Corp.	6,000	74,304
AI Holdings Corp. (a)	12,500	65,687
Aica Kogyo Company, Ltd. (a)	15,600	137,511
Aichi Bank, Ltd. (a)	2,600	212,045
Aichi Corp. (a)	10,900	75,756
Aichi Machine Industry Company, Ltd.	16,000	52,889
Aichi Steel Corp. (a)	25,000	108,066

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Aida Engineering, Ltd.	17,000	$82,290
Aigan Company, Ltd. (a)	4,800	31,191
Aiphone Company, Ltd. (a)	5,500	87,743
Airport Facilities Company, Ltd.	13,100	87,592
Aisan Industry Company, Ltd.	9,600	92,397
Akebono Brake Industry Company, Ltd. (a)	15,000	88,007
Akindo Sushiro Company, Ltd. (a)	1,800	38,565
Akita Bank, Ltd.	55,000	248,623
Allied Telesis Holdings KK *	58,000	37,143
Aloka Company, Ltd.	5,000	68,889
Alpha Corp. (a)	1,000	8,881
Alpha Systems, Inc. (a)	2,700	67,510
Alpine Electronics, Inc. (a)	13,500	142,520
Alps Logistics Company, Ltd.	2,000	20,719
Altech Corp. *	3,600	38,005
Amano Corp. (a)	16,700	161,047
Amuse, Inc.	2,200	33,150
Ando Corp.	14,000	29,665
Anest Iwata Corp.	7,000	29,533
Anritsu Corp. (a)	23,000	71,479
AOC Holdings, Inc. (a)	9,600	98,545
AOI Electronic Company, Ltd.	1,700	19,212
AOKI Holdings, Inc.	6,700	103,985
Aomori Bank, Ltd. (a)	42,000	164,147
Aoyama Trading Company, Ltd.	17,500	322,197
Arakawa Chemical Industries, Ltd.	3,500	38,499
Araya Industrial Company, Ltd.	14,000	32,961
Arealink Company, Ltd.	105	8,504
Ariake Japan Company, Ltd. (a)	5,500	84,376
Arisawa Manufacturing Company, Ltd. (a)	11,500	74,295
Aronkasei Company, Ltd.	7,000	25,710
Art Corp. (a)	2,000	27,989
As One Corp. (a)	3,100	67,731
Asahi Diamond Industrial Company, Ltd.	14,000	100,466
Asahi Kogyosha Company, Ltd. (a)	12,000	44,074
Asahi Organic Chemicals Industry Company, Ltd. (a)	20,000	61,591
Asahi Pretec Corp. (a)	5,400	168,329
Asahi Tec Corp. * (a)	75,000	53,680
Asanuma Corp.	21,000	27,688
ASATSU-DK, Inc. (a)	7,900	218,731
Ashimori Industry Company, Ltd.	12,000	24,749
Asia Securities Printing Company, Ltd. (a)	5,200	35,504
ASKA Pharmaceutical Company, Ltd. (a)	5,000	40,024
Asunaro Aoki Construction Company, Ltd.	10,000	45,675
Atsugi Company, Ltd.	58,000	79,748
Aucnet, Inc.	3,100	60,870
Autobacs Seven Company, Ltd. (a)	9,200	257,324
Avex Group Holdings, Inc.	6,800	76,015
Awa Bank (The), Ltd.	61,000	337,788
Azel Corp. (a)	14,000	18,195
Bando Chemical Industries, Ltd.	20,000	76,847
Bank of Ikeda, Ltd. (a)	4,800	160,475
Bank of Iwate, Ltd.	4,300	257,146
Bank of Nagoya, Ltd.	45,594	284,681
Bank of Okinawa, Ltd.	5,000	178,933

The accompanying notes are an integral part of the financial statements.

106

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Bank of Saga, Ltd.	37,000	$130,320
Bank of the Ryukyus, Ltd. (a)	10,600	103,420
Belluna Company, Ltd. (a)	7,000	47,860
Best Denki Company, Ltd. (a)	18,500	108,542
Bookoff Corp. (a)	2,000	15,671
BSL Corp. * (a)	23,000	3,899
Bunka Shutter Company, Ltd. (a)	17,000	68,202
C.I. Kasei Company, Ltd.	8,000	22,903
CAC Corp.	3,400	30,515
Calsonic Kansei Corp.	44,000	176,108
Canon Electronics, Inc. (a)	4,400	111,259
Canon Finetech, Inc.	7,000	94,204
Catena Corp *	8,500	24,895
Cawachi, Ltd.	3,300	83,755
Central Finance Company, Ltd.	23,000	57,616
Central Glass Company, Ltd. (a)	50,000	203,889
Century Leasing System, Inc. (a)	8,000	85,511
CFS Corp. (a)	6,000	37,915
Chiba Kogyo Bank, Ltd. *	10,200	135,059
Chino Corp.	10,000	29,289
Chiyoda Company, Ltd. (a)	6,400	93,844
Chofu Seisakusho Company, Ltd. (a)	6,400	130,188
Chori Company, Ltd. *	34,000	41,625
Chubu Shiryo Company, Ltd.	6,000	45,148
Chudenko Corp. (a)	7,600	119,599
Chuetsu Pulp & Paper Company, Ltd.	15,000	29,100
Chugai Mining Company, Ltd. (a)	34,900	11,175
Chugai Ro Company, Ltd. (a)	19,000	93,761
Chugoku Marine Paints, Ltd. (a)	13,000	89,617
Chukyo Bank, Ltd.	38,000	108,791
Chuo Denki Kogyo Company, Ltd. *	5,000	74,869
Chuo Spring Company, Ltd.	13,000	51,542
Circle K Sunkus Company, Ltd. (a)	12,500	219,664
CKD Corp. (a)	14,200	88,127
Clarion Company, Ltd. (a)	46,000	86,641
Cleanup Corp. (a)	7,200	50,448
CMK Corp. (a)	13,400	90,734
Coca-Cola Central Japan Company, Ltd.	12	93,799
cocokara fine HOLDINGS, Inc. *	1,540	33,284
Colowide Company, Ltd. (a)	14,000	68,428
Columbia Music Entertainment, Inc. *	27,000	18,308
Commuture Corp.	11,000	68,371
Computer Engineering & Consulting, Ltd. (a)	2,900	29,687
COMSYS Holdings Corp. (a)	32,000	282,074
Corona Corp.	7,000	104,949
Cosel Company, Ltd. (a)	5,800	47,575
Cosmo Securities Company, Ltd. * (a)	62,000	56,053
Creed Corp (a)	33	27,597
Cross Plus, Inc. (a)	1,000	10,745
CTI Engineering Company, Ltd.	2,700	17,672
Culture Convenience Club Company, Ltd. (a)	25,700	124,162
Cybozu, Inc.	50	15,633
D&M Holdings, Inc. (a)	21,000	99,873
D.G. Roland Corp. (a)	3,000	79,531
Dai Nippon Toryo Company, Ltd. (a)	22,000	28,799
Dai-Dan Company, Ltd.	6,000	28,479

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daido Kogyo Company, Ltd. (a)	16,000	$33,300
Daido Metal Company, Ltd. (a)	8,000	42,341
Daidoh, Ltd. (a)	7,600	74,293
Daiei, Inc. * (a)	8,150	50,810
Daifuku Company, Ltd.	20,000	196,826
Daihen Corp. (a)	30,000	137,308
Daiho Corp.	13,000	14,936
Daiichi Jitsugyo Company, Ltd.	16,000	71,724
Daiichi Kigenso Kagaku-Kogyo Company, Ltd. *	400	11,000
Dai-Ichi Kogyo Seiyaku Company, Ltd. *	8,000	18,986
Daiken Corp. (a)	34,000	62,758
Daiki Aluminium Industry Company, Ltd. *	7,000	31,907
Daiko Clearing Services Corp. (a)	3,000	20,709
Daikoku Denki Company, Ltd. (a)	1,400	18,854
Daikyo, Inc. (a)	66,144	107,141
Daimei Telecom Engineering Corp.	12,000	113,123
Dainichi Company, Ltd.	3,800	21,866
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	16,000	58,012
Dainippon Screen Manufacturing Company, Ltd. (a)	56,000	225,192
Daio Paper Corp. (a)	25,000	202,477
Daisan Bank, Ltd.	38,000	127,758
Daiseki Company, Ltd. (a)	5,699	181,406
Daiso Company, Ltd. (a)	20,000	59,142
Daisyo Corp. (a)	3,900	43,670
Daito Bank, Ltd.	20,000	17,705
Daiwa Industries, Ltd.	12,000	57,409
Daiwa Seiko, Inc. (a)	17,000	28,658
Daiwabo Company, Ltd. (a)	36,000	77,299
Daiwabo Information System Company, Ltd. (a)	4,500	78,825
DC Company, Ltd.	9,000	26,360
DCM Japan Holdings Company, Ltd. (a)	19,500	139,935
Denki Kogyo Company, Ltd. (a)	15,000	89,984
Denyo Company, Ltd.	6,700	57,987
Descente, Ltd. (a)	16,000	85,586
DIA Kensetsu Company, Ltd. * (a)	15,300	2,882
Don Quijote Company, Ltd. (a)	10,000	182,983
Doshisha Company, Ltd. (a)	2,200	35,035
Doutor Nichires Holdings Company, Ltd.	6,893	105,032
DTS Corp. (a)	4,800	87,696
Dwango Company, Ltd. * (a)	30	67,241
Dydo Drinco, Inc. (a)	2,300	78,627
E-Access, Ltd. (a)	290	149,117
Eagle Industry Company, Ltd. (a)	8,000	62,080
Ebara Corp. (a)	96,000	298,347
EDION Corp. (a)	23,800	198,361
Ehime Bank, Ltd.	42,000	149,908
Eighteenth Bank, Ltd.	50,000	179,404
Eiken Chemical Company, Ltd.	4,000	33,187
Eizo Nanao Corp. (a)	4,500	96,200
Eneserve Corp. *	5,000	28,629
Enplas Corp. (a)	4,500	51,914
Epson Toyocom Corp. (a)	22,000	72,929
Espec Corp.	3,000	30,824
Exedy Corp. (a)	6,700	176,357
Ezaki Glico Company, Ltd. (a)	11,000	124,415

The accompanying notes are an integral part of the financial statements.

107

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
F&A Aqua Holdings, Inc.	3,800	$25,194
Fancl Corp. (a)	9,700	115,558
FDK Corp. * (a)	21,000	33,423
Foster Electric Company, Ltd. (a)	4,900	92,107
FP Corp. (a)	3,200	84,833
France Bed Holdings Company, Ltd. (a)	44,000	65,885
Fudo Construction Company, Ltd. (a)	29,000	26,765
Fuji Company, Ltd. (a)	3,700	63,034
Fuji Corp., Ltd.	6,000	18,421
Fuji Kosan Company, Ltd. *	33,000	38,847
Fuji Kyuko Company, Ltd. (a)	19,000	70,500
Fuji Oil Company, Ltd.	16,900	165,363
Fuji Software ABC, Inc. (a)	7,700	135,675
Fujibo Holdings, Inc.	14,000	26,369
Fujicco Company, Ltd.	8,000	88,073
Fujikura Kasei Company, Ltd.	4,000	37,256
Fujikura Rubber, Ltd.	5,000	22,178
Fujita Corp. (a)	4,800	10,623
Fujita Kanko, Inc. (a)	12,000	77,638
Fujitec Company, Ltd. (a)	15,000	88,854
Fujitsu Business Systems, Ltd. (a)	5,600	75,363
Fujitsu Frontech, Ltd.	4,000	37,971
Fujitsu General, Ltd. *	12,000	56,279
Fujiya Company, Ltd. * (a)	19,000	25,766
Fukuda Corp.	8,000	27,349
Fukui Bank, Ltd.	68,000	203,645
Fukushima Bank, Ltd.	66,000	56,562
Fukushima Industries Corp.	3,500	35,928
Fukuyama Transporting Company, Ltd. (a)	45,000	155,954
Funai Consulting Company, Ltd.	5,000	28,582
Funai Electric Company, Ltd.	5,100	130,640
Furukawa Battery Company, Ltd. * (a)	6,000	71,536
Furukawa Company, Ltd. (a)	64,000	110,298
Furusato Industries, Ltd.	2,000	21,415
Fuso Pharmaceutical Industries, Ltd. (a)	20,000	65,734
Futaba Corp. (a)	11,100	190,462
Future System Consulting Corp.	39	23,616
Fuyo General Lease Company, Ltd.	4,400	138,814
Gakken Company, Ltd. (a)	28,000	74,097
Gecoss Corp. (a)	5,500	23,982
Geo Corp. (a)	102	85,588
Gigas K’s Denki Corp. (a)	9,300	153,883
GMO Internet, Inc. (a)	9,500	39,007
Godo Steel, Ltd. (a)	31,000	92,546
Goldcrest Company, Ltd. (a)	5,220	98,122
Goldwin, Inc. * (a)	11,000	36,050
Goodwill Group, Inc. *	328	15,785
Gourmet Kineya Company, Ltd. (a)	5,000	36,399
Green Hospital Supply, Inc. (a)	38	22,796
GS Yuasa Corp. (a)	81,000	387,512
Gulliver International Company, Ltd. (a)	910	24,082
Gun-Ei Chemical Industry Company, Ltd. (a)	11,000	23,308
Gunze, Ltd. (a)	54,000	243,594
Hakuto Company, Ltd.	6,100	56,011
Hankyu Department Stores	9,000	62,382
Hanwa Company, Ltd. (a)	44,000	271,827

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Happinet Corp. (a)	1,600	$22,014
Harashin Narus Holdings Company, Ltd.	3,000	30,485
Harima Chemicals, Inc.	5,000	22,838
Haruyama Trading Company, Ltd. (a)	2,700	13,883
Hazama Corp.	19,600	21,781
Heiwa Corp.	5,900	62,453
Heiwado Company, Ltd.	8,300	129,911
Hibiya Engineering, Ltd. (a)	11,000	87,329
Higashi-Nippon Bank, Ltd.	39,000	158,666
HIS Company, Ltd.	5,000	74,822
Hitachi Information Systems, Ltd.	6,200	144,512
Hitachi Kokusai Electric, Inc. (a)	16,000	142,694
Hitachi Maxell, Ltd.	14,800	186,490
Hitachi Medical Corp.	11,000	84,428
Hitachi Plant Technologies, Ltd. (a)	21,000	77,723
Hitachi Software Engineering Company, Ltd. (a)	4,900	107,751
Hitachi Systems & Services, Ltd.	4,000	69,275
Hitachi Tool Engineering, Ltd.	5,900	76,177
Hitachi Transport System, Ltd.	12,000	151,660
Hitachi Zosen Corp. * (a)	149,000	168,385
Hochiki Corp. (a)	7,000	52,343
Hodogaya Chemical Company, Ltd. (a)	23,000	60,432
Hogy Medical Company, Ltd.	2,400	121,599
Hokkaido Gas Company, Ltd.	13,000	31,219
Hokkan Holdings, Ltd.	11,000	31,285
Hokuetsu Bank, Ltd.	49,000	115,826
Hokuetsu Paper Mills, Ltd. (a)	29,000	119,348
Hokuriku Electric Industry Company, Ltd. (a)	12,000	23,958
Hokuto Corp. (a)	4,800	116,175
Horiba, Ltd. * (a)	6,700	177,619
Horipro, Inc.	2,300	26,642
Hosiden Corp. (a)	11,400	242,633
Hosokawa Micron Corp.	5,000	35,269
Howa Machinery, Ltd. (a)	19,000	18,072
I Metal Technology Company, Ltd.	14,000	27,424
IBJ Leasing Company, Ltd. (a)	5,000	89,372
Ichikoh Industries, Ltd.	12,000	28,253
Ichiyoshi Securities Company, Ltd. (a)	8,800	80,637
ICOM, Inc.	3,200	80,614
IDEC Corp. (a)	7,000	83,986
Ihara Chemical Industry Company, Ltd.	10,000	27,593
Iino Kaiun Kaisha, Ltd. (a)	20,200	184,147
Ikegami Tsushinki Company, Ltd. * (a)	12,000	17,969
Imasen Electric Industrial Company, Ltd.	3,500	55,935
Imperial Hotel, Ltd. * (a)	450	12,714
Impress Holdings, Inc.	103	17,567
Inaba Denki Sangyo Company, Ltd.	4,600	134,294
Inaba Seisakusho Company, Ltd.	2,400	28,366
Inabata & Company, Ltd.	12,000	59,330
Inageya Company, Ltd.	10,000	85,134
Ines Corp. (a)	11,600	67,185
Information Services International - Dentsu, Ltd.	3,900	29,750
Inui Steamship Company, Ltd. (a)	4,700	69,403
Invoice, Inc. (a)	2,077	24,450
Ise Chemical Corp.	3,000	19,353

The accompanying notes are an integral part of the financial statements.

108

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Iseki & Company, Ltd. * (a)	46,000	$107,002
Ishihara Sangyo Kaisha, Ltd. * (a)	72,000	114,592
Ishii Hyoki Company, Ltd.	800	22,150
IT Holdings Corp. *	11,820	237,658
Itochu Enex Company, Ltd.	12,600	82,351
Itochu-Shokuhin Company, Ltd.	2,300	70,829
Itoham Foods, Inc.	40,000	197,768
Itoki Corp.	11,900	58,276
Iwasaki Electric Company, Ltd.	12,000	31,643
Iwatani International Corp. (a)	47,000	143,410
Iwatsu Electric Company, Ltd. * (a)	17,000	18,731
Izumiya Company, Ltd.	21,000	124,989
Izutsuya Company, Ltd. *	43,000	37,256
J. Bridge Corp. * (a)	7,000	2,967
Jalux, Inc. (a)	2,200	30,021
Jamco Corp. (a)	3,000	20,879
Janome Sewing Machine Company, Ltd. (a)	19,000	15,388
Japan Aviation Electronics Industry, Ltd.	16,000	139,982
Japan Carlit Company, Ltd. *	6,300	28,479
Japan Cash Machine Company, Ltd. (a)	4,600	33,963
Japan Digital Laboratory Company, Ltd.	6,300	75,053
Japan General Estate Company, Ltd. (a)	11,800	79,011
Japan Pulp & Paper Company, Ltd. (a)	26,000	92,800
Japan Radio Company, Ltd. (a)	28,000	82,272
Japan Servo Company, Ltd. * (a)	6,000	49,216
Japan Transcity Corp., Ltd. (a)	19,000	73,184
Japan Vilene Company, Ltd. (a)	12,000	64,981
Japan Wool Textile Company, Ltd. (a)	19,000	157,461
Jastec Company, Ltd. *	3,400	20,845
JBCC Holdings, Inc.	4,200	30,377
JBIS Holdings, Inc.	8,000	32,321
Jeol, Ltd. (a)	19,000	83,741
Jidosha Buhin Kogyo Company, Ltd. *	5,000	19,871
JK Holdings Company, Ltd.	5,800	31,298
JMS Company, Ltd.	12,000	34,355
Joban Kosan Company, Ltd.	23,000	37,039
J-Oil Mills, Inc. (a)	26,000	94,514
Joint Corp. (a)	8,200	41,083
Joshin Denki Company, Ltd. (a)	12,000	92,103
JSP Corp.	8,300	70,114
Juki Corp. (a)	30,000	85,888
Kabuki-Za Company, Ltd.	1,000	45,016
Kadokawa Holdings, Inc. (a)	5,200	120,959
Kaga Electronics Company, Ltd.	4,900	64,466
Kagawa Bank, Ltd.	23,000	133,644
Kagome Company, Ltd. (a)	8,700	125,275
Kagoshima Bank(The), Ltd.	25,000	189,292
Kakaku.com, Inc.	38	113,086
Kaken Pharmaceutical Company, Ltd.	23,000	191,694
Kameda Seika Company, Ltd.	4,000	57,183
Kamei Corp.	5,000	21,425
Kanaden Corp.	6,000	32,434
Kanagawa Chuo Kotsu Company, Ltd.	8,000	37,821
Kanamoto Company, Ltd.	5,000	28,205
Kandenko Company, Ltd. * (a)	27,000	181,043
Kanematsu Corp. *	92,000	133,428

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kanematsu Electronics, Ltd. (a)	5,800	$45,172
Kanto Auto Works, Ltd.	10,800	140,155
Kanto Denka Kogyo Company, Ltd. (a)	13,000	78,476
Kanto Natural Gas Development, Ltd. (a)	10,000	67,995
Kanto Tsukuba Bank, Ltd.	15,700	77,033
Kasai Kogyo Company, Ltd.	8,000	25,239
Kasumi Company, Ltd.	10,000	64,416
Katakura Industries Company, Ltd. (a)	6,500	102,411
Kato Sangyo Company, Ltd.	6,700	80,134
Kato Works Company, Ltd.	10,000	39,177
Kawada Industries, Inc. *	9,000	15,172
Kawai Musical Instruments Manufacturing Company, Ltd.	20,000	29,006
Kawasaki Kinkai Kisen Kaisha, Ltd. *	10,000	42,379
Kawashima Selkon Textiles Company, Ltd. * (a)	18,000	19,155
Kawasumi Laboratories, Inc. *	3,000	18,647
Kayaba Industry Company, Ltd.	36,000	156,293
Keihin Company, Ltd.	10,000	15,727
Keihin Corp. (a)	10,500	159,104
Keiiyu Company, Ltd.	4,400	17,528
Keiyo Company, Ltd. (a)	9,000	43,311
Kenedix, Inc. (a)	139	170,175
Kentucky Fried Chicken Japan, Ltd.	3,000	48,453
Kenwood Corp. (a)	78,000	84,475
KEY Coffee, Inc. (a)	5,800	84,172
Kibun Food Chemifa Company, Ltd. (a)	3,000	30,880
Kimura Chemical Plants Company, Ltd. * (a)	3,700	35,751
Kinki Nippon Tourist Company, Ltd. (a)	11,000	17,507
Kinki Sharyo Company, Ltd. (a)	8,000	31,944
Kintetsu World Express, Inc. (a)	3,900	99,717
Kinugawa Rubber Industrial Company, Ltd.	15,000	31,502
Kioritz Corp. (a)	10,000	26,181
Kirayaka Holdings Company, Inc.	7,000	11,866
Kishu Paper Company, Ltd. * (a)	18,000	26,105
Kisoji Company, Ltd. (a)	4,700	95,164
Kissei Pharmaceutical Company, Ltd.	9,000	201,300
Kitagawa Iron Works Company, Ltd.	13,000	24,608
Kita-Nippon Bank, Ltd.	1,900	63,163
Kitano Construction Corp. (a)	12,000	26,557
Kitz Corp. (a)	23,000	117,615
Kiyo Holdings, Inc.	193,000	308,989
Koa Corp. (a)	10,500	75,251
Koatsu Gas Kogyo Company, Ltd.	14,000	81,085
Kobayashi Pharmaceutical Company, Ltd. (a)	6,400	205,528
Koei Company, Ltd. (a)	5,400	72,824
Kohnan Shoji Company, Ltd.	5,500	74,690
Kohsoku Corp. *	4,300	21,948
Koike Sanso Kogyo Company, Ltd.	9,000	48,312
Kojima Company, Ltd. (a)	3,700	19,200
Kokuyo Company, Ltd. (a)	24,000	214,720
Komatsu Seiren Company, Ltd.	9,000	34,751
Komatsu Wall Industry Company, Ltd.	2,100	24,800
Komeri Company, Ltd. (a)	8,200	201,940
Komori Corp.	15,600	284,424
Konaka Company, Ltd. (a)	10,000	47,088
Konishi Company, Ltd.	4,000	36,954

The accompanying notes are an integral part of the financial statements.

109

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kosaido Company, Ltd.	3,800	$18,251
Kose Corp.	7,500	167,397
Kosei Securities Company, Ltd. (a)	18,000	20,172
Krosaki Harima Corp. (a)	22,000	58,634
Kumagai Gumi Company, Ltd. (a)	33,000	33,253
Kumiai Chemical Industry Company, Ltd. (a)	15,000	40,260
Kura Corp. * (a)	16	38,725
Kurabo Industries, Ltd.	61,000	125,234
Kureha Corp.	34,000	205,246
Kurimoto, Ltd. (a)	27,000	33,818
Kuroda Electric Company, Ltd.	7,800	116,062
Kyoden Company, Ltd.	6,000	9,945
Kyodo Printing Company, Ltd.	20,000	62,156
Kyodo Shiryo Company, Ltd.	21,000	32,830
Kyoei Tanker Company, Ltd. * (a)	14,000	41,663
Kyokuto Kaihatsu Kogyo Company, Ltd.	11,100	67,843
Kyokuyo Company, Ltd. (a)	15,000	29,100
Kyoritsu Maintenance Company, Ltd. (a)	3,300	63,399
Kyosan Electric Manufacturing Company, Ltd. (a)	11,000	44,131
Kyoto Kimono Yuzen Company, Ltd. (a)	20	17,874
Kyowa Exeo Corp. (a)	19,000	176,249
Kyowa Leather Cloth Company, Ltd.	2,000	9,738
Kyudenko Corp.	15,000	103,969
Laox Company, Ltd. *	10,000	4,426
Life Corp. (a)	9,600	140,042
Lintec Corp.	12,000	208,504
Lion Corp.	44,000	185,224
Macnica, Inc. (a)	2,100	28,914
Maeda Corp. (a)	41,000	140,933
Maeda Road Construction Company, Ltd.	21,000	147,733
Maezawa Kasei Industries Company, Ltd. (a)	2,000	20,097
Maezawa Kyuso Industries Company, Ltd. (a)	3,600	64,009
Makino Milling Machine Company, Ltd. (a)	26,000	163,808
Mandom Corp.	4,400	111,673
Mars Engineering Corp. (a)	1,600	23,506
Marubun Corp. (a)	6,100	42,568
Marudai Food Company, Ltd. (a)	30,000	65,829
Maruei Department Store Company, Ltd. * (a)	7,000	21,491
Maruetsu, Inc. * (a)	14,000	118,002
Maruha Group, Inc. (a)	91,385	143,724
Marusan Securities Company, Ltd. (a)	16,600	104,429
Maruwa Company, Ltd. (a)	1,300	15,989
Maruzen Company, Ltd. * (a)	22,000	22,169
Maruzen Showa Unyu Company, Ltd.	24,000	75,491
Maspro Denkoh Corp.	4,000	32,886
Matsuda Sangyo Company, Ltd. (a)	2,700	67,764
Matsui Construction Company, Ltd. (a)	8,000	24,486
Matsuya Company, Ltd. (a)	7,900	147,979
Matsuya Foods Company, Ltd. (a)	2,000	24,147
Max Company, Ltd. (a)	8,000	90,333
Maxvalu Tokai Company, Ltd.	3,000	45,769
MEC Company, Ltd. (a)	2,400	17,946
Megachips Corp. (a)	4,000	45,204
Meidensha Corp. (a)	35,000	105,147
Meiji Shipping Company, Ltd. * (a)	6,300	33,996
Meitec Corp.	7,100	201,262

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Meito Sangyo Company, Ltd.	4,100	$75,679
Meiwa Corp. * (a)	9,000	22,037
Meiwa Estate Company, Ltd. (a)	6,900	43,407
Mercian Corp. (a)	18,200	41,821
Michinoku Bank, Ltd.	43,000	110,957
Mikuni Coca-Cola Bottling Company, Ltd.	10,000	99,732
Mikuni Corp.	11,000	27,452
Milbon Company, Ltd. (a)	3,300	65,419
Mimasu Semiconductor Industry Company, Ltd.	3,500	67,900
Minato Bank, Ltd.	54,000	105,778
Ministop Company, Ltd.	4,300	92,127
Miraca Holdings, Inc. (a)	6,800	162,980
Misawa Homes Holdings, Inc. * (a)	10,000	50,101
Mito Securities Company, Ltd.	21,000	64,868
Mitsuba Corp., Ltd.	9,000	59,585
Mitsubishi Cable Industries, Ltd. (a)	36,000	46,108
Mitsubishi Kakoki Kaisha, Ltd. (a)	11,000	37,397
Mitsubishi Paper Mills, Ltd.	70,000	183,924
Mitsubishi Pencil Company, Ltd.	5,600	73,675
Mitsubishi Steel Manufacturing Company, Ltd. (a)	34,000	156,576
Mitsuboshi Belting Company, Ltd. (a)	22,000	106,079
Mitsui High-Tec, Inc. (a)	7,100	56,166
Mitsui Home Company, Ltd.	16,000	86,792
Mitsui Knowledge Industry Company, Ltd.	263	74,180
Mitsui Matsushima Company, Ltd. *	16,000	47,314
Mitsui Mining Company, Ltd.	33,000	113,745
Mitsui Sugar Company, Ltd.	27,000	99,421
Mitsui-Soko Company, Ltd. (a)	30,000	144,371
Mitsumura Printing Company, Ltd.	9,000	29,665
Mitsuuroko Company, Ltd. (a)	14,000	83,063
Miura Company, Ltd. (a)	6,600	155,078
Miyazaki Bank, Ltd.	35,000	153,270
Miyoshi Oil & Fat Company, Ltd.	14,000	21,623
Miyuki Holdings Company, Ltd.	4,000	10,246
Mizuno Corp. (a)	21,000	122,023
Mochida Pharmaceutical Company, Ltd.	16,000	174,940
Modec, Inc.	5,300	172,699
Morinaga & Company, Ltd. (a)	49,000	93,676
Morinaga Milk Industry Company, Ltd.	58,000	150,756
Morita Corp.	6,000	24,354
Mory Industries, Inc. (a)	13,000	46,278
MOS Food Services, Inc. (a)	7,200	88,148
Moshi Moshi Hotline, Inc.	6,050	153,550
Mr. Max Corp. (a)	7,300	24,956
Mutoh Holdings Company, Ltd. *	17,000	46,268
Mutow Company, Ltd.	7,800	41,356
Nachi-Fujikoshi Corp. *	47,000	182,804
Nagano Bank, Ltd. (a)	21,000	54,584
Nagase & Company, Ltd.	16,000	168,611
Nagatanien Company, Ltd. (a)	5,000	40,024
Nakabayashi Company, Ltd.	20,000	37,858
Nakamuraya Company, Ltd. (a)	12,000	50,855
Nakayama Steel Works, Ltd.	24,000	66,224
NEC Fielding, Ltd.	8,900	113,152
NEC Leasing, Ltd.	5,700	88,142

The accompanying notes are an integral part of the financial statements.

110

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
NEC Mobiling, Ltd.	2,100	$36,983
NEC Networks & System Integration Corp.	7,200	90,860
NEC Tokin Corp. * (a)	11,000	38,847
Net One Systems Company, Ltd. (a)	147	164,741
Netmarks, Inc. *	28	6,460
Neturen Company, Ltd.	8,000	76,244
New Tachikawa Aircraft Company, Ltd. *	900	33,649
Nice Corp.	24,000	52,889
Nichia Steel Works, Ltd. (a)	8,000	29,684
Nichias Corp. (a)	22,000	67,543
Nichiban Company, Ltd.	10,000	28,441
Nichicon Corp. (a)	18,300	149,075
Nichiha Corp. (a)	6,400	56,354
Nichii Gakkan Company, Ltd.	5,300	69,778
Nichimo Corp.	28,000	9,757
NICHIREI Corp. (a)	47,000	241,230
Nichireki Company, Ltd.	6,000	18,364
Nidec Copal Corp.	5,700	73,273
Nidec Sankyo Corp. *	21,000	133,296
Nidec Tosok Corp. (a)	2,800	21,570
Nifco, Inc.	10,700	252,423
Nihon Chouzai Company, Ltd. *	1,080	30,513
Nihon Dempa Kogyo Company, Ltd. (a)	4,300	90,912
Nihon Eslead Corp. (a)	5,200	41,772
Nihon Inter Electronics Corp. (a)	5,000	14,220
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,204
Nihon Kohden Corp.	9,600	166,170
Nihon Nohyaku Company, Ltd. (a)	9,000	86,199
Nihon Parkerizing Company, Ltd. (a)	13,000	211,555
Nihon Spindle Manufacturing Company, Ltd. *	14,000	38,894
Nihon Yamamura Glass Company, Ltd.	16,000	29,232
Nikkiso Company, Ltd. (a)	14,000	97,038
Nikko Company, Ltd.	5,000	13,655
Nippo Corp.	20,000	111,504
Nippon Avionics Company, Ltd.	7,000	14,305
Nippon Beet Sugar Manufacturing Company, Ltd.	36,000	90,182
Nippon Carbide Industries Company, Inc. *	23,000	35,956
Nippon Carbon Company, Ltd. (a)	23,000	109,168
Nippon Ceramic Company, Ltd. (a)	3,000	34,751
Nippon Chemical Industrial Company, Ltd. (a)	19,000	61,732
Nippon Chemi-Con Corp.	32,000	116,024
Nippon Chemiphar Company, Ltd. (a)	10,000	47,088
Nippon Concrete Industries Company, Ltd.	16,000	27,273
Nippon Denko Company, Ltd. (a)	17,000	196,120
Nippon Densetsu Kogyo Company, Ltd.	16,000	145,105
Nippon Denwa Shisetsu Company, Ltd.	10,000	27,782
Nippon Filcon Company, Ltd.	5,000	27,264
Nippon Fine Chemical Company, Ltd.	6,000	34,412
Nippon Flour Mills Company, Ltd.	38,000	169,986
Nippon Formula Feed Manufacturing Company, Ltd. *	22,000	35,843
Nippon Gas Company, Ltd. (a)	7,200	66,586
Nippon Hume Corp. *	8,000	23,355
Nippon Kanzai Company, Ltd. (a)	3,500	92,951
Nippon Kasei Chemical Company, Ltd.	16,000	31,191
Nippon Kayaku Company, Ltd. (a)	42,000	261,054

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Kinzoku Company, Ltd. (a)	16,000	$48,519
Nippon Koei Company, Ltd.	11,000	30,249
Nippon Konpo Unyu Soko Company, Ltd.	18,000	229,693
Nippon Koshuha Steel Company, Ltd. (a)	16,000	28,027
Nippon Light Metal Company, Ltd.	135,000	221,218
Nippon Metal Industry Company, Ltd. (a)	30,000	92,951
Nippon Paint Company, Ltd. (a)	56,000	242,595
Nippon Parking Development Company, Ltd. (a)	202	9,626
Nippon Pillar Packing Company, Ltd.	8,000	40,382
Nippon Piston Ring Company, Ltd. (a)	13,000	22,037
Nippon Road Company, Ltd.	15,000	24,721
Nippon Seiki Company, Ltd.	10,000	133,917
Nippon Seisen Company, Ltd. *	10,000	37,576
Nippon Sharyo, Ltd. (a)	32,000	76,847
Nippon Shinyaku Company, Ltd.	13,000	165,522
Nippon Shokubai Company, Ltd.	33,000	236,502
Nippon Signal Company, Ltd.	12,700	72,360
Nippon Soda Company, Ltd.	36,000	113,914
Nippon Steel Trading Company, Ltd.	20,000	56,128
Nippon Suisan Kaisha, Ltd. (a)	65,500	333,715
Nippon Synthetic Chemical Industry Company, Ltd.	19,000	96,445
Nippon System Development Company, Ltd.	9,600	108,942
Nippon Thompson Company, Ltd.	18,000	114,931
Nippon Valqua Industries, Ltd.	23,000	72,345
Nippon Yakin Kogyo Company, Ltd. (a)	27,500	184,395
Nippon Yusoki Company, Ltd.	5,000	15,162
Nippon Zeon Company (a)	50,000	200,593
Nipro Corp. (a)	13,000	220,370
NIS Group Company, Ltd. * (a)	24,058	36,024
Nishimatsu Construction Company, Ltd.	77,000	202,317
Nishimatsuya Chain Company, Ltd.	12,300	110,044
Nishi-Nippon Railroad Company, Ltd.	86,000	292,377
Nissan Shatai Company, Ltd.	20,000	156,331
Nissei Corp. (a)	2,900	29,223
Nissei Plastic Industrial Company, Ltd.	4,000	17,215
Nissen Company, Ltd. (a)	12,800	61,960
Nisshin Fudosan Company, Ltd.	2,900	14,174
Nisshin Oillio Group, Ltd. (a)	35,000	147,667
Nissin Corp.	18,000	51,363
Nissin Electric Company, Ltd.	9,000	37,971
Nissin Kogyo Company, Ltd. (a)	7,700	116,822
Nissin Sugar Manufacturing Company, Ltd.	10,000	22,979
Nissui Pharmaceutical Company, Ltd.	3,000	19,297
Nitta Corp.	6,200	135,170
Nittan Valve Company, Ltd.	4,000	19,664
Nittetsu Mining Company, Ltd.	20,000	87,395
Nitto Boseki Company, Ltd.	75,000	175,872
Nitto FC Company, Ltd.	2,000	10,698
Nitto Kogyo Corp.	7,800	74,705
Nitto Kohki Company, Ltd.	3,500	68,889
Nitto Seiko Company, Ltd. (a)	10,000	43,792
NIWS Company HQ, Ltd. *	122	108
NOF Corp. (a)	40,000	190,611
Nohmi Bosai, Ltd.	10,000	63,380
Nomura Company, Ltd. (a)	7,000	23,600

The accompanying notes are an integral part of the financial statements.

111

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Noritake Company, Ltd.	27,000	$111,880
Noritsu Koki Company, Ltd. (a)	5,500	69,200
Noritz Corp. (a)	7,200	88,284
Nosan Corp. (a)	17,000	43,066
NS Solutions Corp.	4,600	101,803
Oenon Holdings, Inc. (a)	9,000	21,868
Oiles Corp.	5,400	104,761
Oita Bank, Ltd.	35,000	221,171
Okabe Company, Ltd.	13,400	61,709
Okamoto Industries, Inc.	11,000	39,054
Okamoto Machine Tool Works, Ltd.	7,000	16,217
Okamura Corp. (a)	10,000	73,551
Okano Valve Manufacturing Company *	6,000	44,074
Okasan Holdings, Inc. (a)	46,000	238,263
Oki Electric Industry Company, Ltd. * (a)	136,000	208,768
Okinawa Electric Power Company, Inc. (a)	3,600	177,991
OKK Corp. (a)	10,000	19,965
Okumura Corp. (a)	44,000	178,180
Okura Industrial Company, Ltd.	8,000	19,513
Okuwa Company, Ltd.	5,000	74,210
Olympic Corp. (a)	4,600	24,043
O-M, Ltd. (a)	5,000	36,022
OMC Card, Inc. * (a)	13,000	41,381
ONO Sokki Company, Ltd.	5,000	26,934
Onoken Company, Ltd. (a)	4,300	73,985
Organo Corp.	9,000	106,795
Oriental Yeast Company, Ltd.	6,000	35,090
Origin Electric Company, Ltd.	6,000	35,485
Osaka Steel Company, Ltd.	5,200	77,032
Osaki Electric Company, Ltd.	10,000	59,330
OSG Corp. (a)	19,200	216,980
Oyo Corp.	7,000	83,986
Pacific Industrial Company, Ltd.	8,000	33,225
PanaHome Corp. (a)	25,000	144,088
Paramount Bed Company, Ltd.	6,400	94,627
Parco Company, Ltd. (a)	13,200	164,464
Paris Miki, Inc. (a)	6,700	61,772
Park24 Company, Ltd. (a)	22,400	135,643
Pasco Corp. *	19,000	37,934
Pasona Group, Inc. (a)	36	22,444
PCA Corp.	1,500	13,420
Penta-Ocean Construction Company, Ltd. * (a)	70,500	113,533
PIA Corp. *	1,200	12,228
Pigeon Corp. (a)	3,800	76,404
Pilot Corp.	43	81,801
Piolax, Inc.	3,700	72,129
Press Kogyo Company, Ltd. (a)	22,000	99,035
Prima Meat Packers, Ltd. *	59,000	69,454
Q.P. Corp.	25,000	219,428
Raito Kogyo Company, Ltd.	9,900	24,893
Rasa Industries, Ltd. (a)	10,000	18,929
Renown, Inc. * (a)	7,000	18,854
Resort Solution Company, Ltd. (a)	8,000	20,945
Resorttrust, Inc.	12,200	159,013
Rhythm Watch Company, Ltd. (a)	20,000	26,181
Ricoh Elemex Corp. (a)	4,000	36,578

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Ricoh Leasing Company, Ltd. (a)	5,300	$115,548
Right On Company, Ltd. (a)	2,900	31,080
Riken Corp. (a)	25,000	112,069
Riken Keiki Company, Ltd.	4,000	25,842
Riken Technos Corp.	9,000	21,274
Riken Vitamin Company, Ltd.	2,000	57,635
Ringer Hut Company, Ltd. (a)	4,700	60,772
Risa Partners, Inc. * (a)	48	73,231
Rock Field Company, Ltd. (a)	1,800	23,715
Rohto Pharmaceutical Company, Ltd.	22,000	251,316
Roland Corp.	5,800	122,626
Round One Corp. (a)	102	113,349
Royal Holdings Company, Ltd. (a)	7,700	79,331
Ryobi, Ltd. (a)	34,000	123,275
Ryoden Trading Company, Ltd.	12,000	83,176
Ryosan Company, Ltd.	10,500	225,456
Ryoshoku, Ltd. (a)	4,100	77,996
Ryoyo Electro Corp.	7,100	71,144
S Foods, Inc.	4,000	27,951
S Science Company, Ltd. (a)	102,000	10,566
Sagami Chain Company, Ltd. (a)	4,000	43,019
Sagami Railway Company, Ltd.	22,000	81,217
Saibu Gas Company, Ltd. (a)	84,000	192,231
Saizeriya Company, Ltd. (a)	8,500	75,246
Sakai Chemical Industry Company, Ltd.	32,000	123,257
Sakai Heavy Industries, Ltd. *	17,000	34,901
Sakata INX Corp.	11,000	44,338
Sakata Seed Corp. (a)	9,000	129,425
Sala Corp. (a)	8,000	36,691
San-Ai Oil Company, Ltd.	19,000	82,846
Sanden Corp.	42,000	189,462
Sanei-International Company, Ltd. (a)	2,700	42,209
Sanix, Inc. *	12,200	32,860
Sankei Building Company, Ltd.	8,000	50,779
Sanken Electric Company, Ltd.	27,000	159,938
Sanki Engineering Company, Ltd. (a)	12,000	97,754
Sankyo Seiko Company, Ltd. (a)	7,000	16,810
Sankyo-Tateyama Holdings, Inc. (a)	70,000	82,403
Sanoh Industrial Company, Ltd.	8,100	52,253
Sanrio Company, Ltd. (a)	12,100	117,826
Sanshin Electronics Company, Ltd.	8,900	92,030
Sanwa Shutter Corp.	59,000	223,365
Sanyo Chemical Industries, Ltd. (a)	19,000	106,286
Sanyo Denki Company, Ltd.	16,000	70,970
Sanyo Shokai, Ltd.	25,000	129,491
Sanyo Special Steel Company, Ltd. (a)	29,000	155,672
Sasebo Heavy Industries Company, Ltd. (a)	31,000	85,539
Sato Corp. (a)	5,700	64,201
Sato Shoji Corp.	4,000	30,701
Satori Electric Company, Ltd. (a)	2,000	15,219
Secom Joshinetsu Company, Ltd.	900	19,494
Secom Techno Service Company, Ltd.	2,000	56,505
Seibu Electric Industry Company, Ltd.	8,000	37,971
Seika Corp.	16,000	39,026
Seikagaku Corp.	8,300	82,934
Seiko Corp. (a)	19,000	84,993

The accompanying notes are an integral part of the financial statements.

112

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Seino Transportation Company, Ltd.	42,000	$256,703
Seiren Company, Ltd.	12,800	76,787
Sekisui Jushi Corp.	10,000	80,708
Sekisui Plastics Company, Ltd.	26,000	75,171
Senko Company, Ltd.	25,000	100,532
Senshu Electric Company, Ltd.	1,500	27,899
Senshukai Company, Ltd.	10,100	71,052
Shibaura Mechatronics Corp. (a)	11,000	59,980
Shibusawa Warehouse Company, Ltd. (a)	14,000	76,075
Shibuya Kogyo Company, Ltd.	3,400	25,808
Shikibo, Ltd. (a)	20,000	28,818
Shikoku Bank, Ltd.	51,000	214,211
Shikoku Chemicals Corp.	15,000	64,981
Shikoku Coca-Cola Bottling Company, Ltd.	4,700	52,407
Shima Seiki Manufacturing, Ltd. (a)	6,000	163,300
Shimachu Company, Ltd.	12,200	297,575
Shimizu Bank, Ltd. (a)	2,900	118,256
Shin Nippon Air Technologies Company, Ltd.	4,700	34,967
Shinagawa Refractories Company, Ltd.	8,000	22,376
Shindengen Electric Manufacturing Company, Ltd.	21,000	68,230
Shin-Etsu Polymer Company, Ltd. (a)	9,100	57,247
Shinkawa, Ltd. (a)	3,900	49,032
Shin-Keisei Electric Railway Company, Ltd.	10,000	31,737
Shinki Company, Ltd. *	30,600	31,123
Shinko Electric Company, Ltd. (a)	25,000	77,930
Shinko Plantech Company, Ltd.	9,300	143,811
Shinko Shoji Company, Ltd.	6,500	70,763
Shinko Wire Company, Ltd. *	11,000	22,065
Shin-Kobe Electric Machinery Company, Ltd. (a)	10,000	87,206
Shinmaywa Industries, Ltd.	31,000	122,616
Shinnihon Corp. (a)	11,000	18,129
Shinsho Corp.	13,000	45,543
Shinwa Kaiun Kaisha, Ltd.	16,000	87,395
Shiroki Corp. (a)	27,000	67,382
Shizuki Electric Company, Inc.	9,000	39,328
Shizuoka Gas Company, Ltd.	15,000	64,557
SHO-BOND Holdings Company, Ltd.	4,200	60,992
Shobunsha Publications, Inc. (a)	2,400	15,437
Shochiku Company, Ltd. (a)	21,000	132,702
Shoko Company, Ltd. (a)	19,000	27,735
Showa Aircraft Industry Company, Ltd.	3,000	31,078
Showa Corp. (a)	13,800	97,341
Showa Sangyo Company, Ltd. (a)	20,000	56,128
Siix Corp.	4,000	27,801
Silver Seiko, Ltd. *	100,000	24,486
Sinanen Company, Ltd. (a)	20,000	81,932
Sintokogio, Ltd.	12,200	119,375
SKY Perfect JSAT Corp.	57	23,217
SMK Corp. (a)	12,000	57,183
Snow Brand Milk Products Company, Ltd. (a)	48,000	173,132
SNT Corp. (a)	7,000	38,565
Sodick Company, Ltd.	18,000	88,996
Soft99 Corp.	4,800	27,665
Sogo Medical Company, Ltd.	1,400	37,906
Sohgo Security Services Company, Ltd. (a)	16,200	196,350

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sorun Corp.	4,600	$32,664
Space Company, Ltd. (a)	4,700	35,410
SRA Holdings, Inc.	2,700	41,701
SSP Company, Ltd. (a)	29,000	144,474
ST Chemical Company, Ltd.	4,900	56,529
St. Marc Holdings Company, Ltd. (a)	2,100	90,182
Star Micronics Company, Ltd. (a)	9,700	152,555
Starzen Company, Ltd.	14,000	30,984
Stella Chemifa Corp. (a)	2,800	60,913
Sugi Pharmacy Company, Ltd. (a)	7,700	200,866
Sugimoto & Company, Ltd.	2,500	30,419
Sumida Corp. (a)	5,100	70,603
Suminoe Textile Company, Ltd.	10,000	20,059
Sumisho Computer Systems Corp.	6,400	116,928
Sumitomo Coal Mining Company, Ltd. * (a)	71,500	70,702
Sumitomo Densetsu Company, Ltd. (a)	12,700	81,330
Sumitomo Forestry Company, Ltd.	36,900	304,068
Sumitomo Light Metal Industries, Ltd. (a)	63,000	76,536
Sumitomo Mitsui Company, Ltd. * (a)	102,100	97,114
Sumitomo Osaka Cement Company, Ltd.	102,000	219,975
Sumitomo Pipe & Tube Company, Ltd.	6,000	45,882
Sumitomo Precision Products Company, Ltd.	7,000	25,644
Sumitomo Real Estate Sales Company, Ltd. (a)	2,270	88,076
Sumitomo Seika Chemicals Company, Ltd.	13,000	50,073
Sumitomo Warehouse Company(The), Ltd. (a)	43,048	203,919
Sun Wave Corp.	10,000	16,104
Sunx, Ltd.	5,300	25,805
SWCC Showa Holdings Company, Ltd. (a)	70,000	102,180
SxL Corp. * (a)	26,000	19,099
SystemPro Company, Ltd. *	65	34,892
T. Hasegawa Company, Ltd. (a)	6,100	92,777
T. Rad Company, Ltd.	17,000	88,374
Tachibana Eletech Company, Ltd.	4,000	31,153
Tachi-S Company, Ltd. (a)	5,300	61,493
Tadano, Ltd. (a)	20,000	214,908
Taihei Dengyo Kaisha, Ltd.	11,000	100,796
Taihei Kogyo Company, Ltd.	12,000	41,814
Taiheiyo Kaiun Company, Ltd. * (a)	18,000	33,225
Taiho Kogyo Company, Ltd.	6,500	82,639
Taikisha, Ltd.	8,400	131,872
Taisei Lamick Company, Ltd. *	700	16,019
Taisei Rotec Corp.	18,000	32,208
Taiyo Yuden Company, Ltd. (a)	29,000	299,600
Takagi Securities Company, Ltd.	10,000	20,436
Takamatsu Corp. (a)	4,800	56,505
Takano Company, Ltd. (a)	1,800	14,087
Takaoka Electric Manufacturing Company, Ltd. (a)	17,000	27,217
Takara Holdings, Inc. (a)	35,000	219,523
Takara Printing Company, Ltd.	5,000	36,352
Takara Standard Company, Ltd. (a)	34,000	153,054
Takasago International Corp.	20,000	114,140
Takasago Thermal Engineering Company, Ltd. (a)	19,000	182,512
Takiron Company, Ltd. (a)	10,000	28,064
Takisawa Machine Tool Company, Ltd. *	24,000	35,937
Takuma Company, Ltd. (a)	15,000	47,182
Tamura Corp.	20,000	80,426

The accompanying notes are an integral part of the financial statements.

113

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tamura Taiko Holdings, Inc. (a)	8,000	$14,089
Tasaki Shinju Company, Ltd. (a)	7,000	13,712
Tatsuta Electric Wire & Cable Company, Ltd.	14,000	39,685
Tayca Corp.	10,000	31,266
TBK Company, Ltd.	9,000	38,395
TCM Corp.	19,000	42,765
Teac Corp. *	67,000	56,157
Techno Ryowa, Ltd.	3,100	19,560
Tecmo, Ltd. (a)	4,900	44,762
Teikoku Electric Manufacturing Company, Ltd. (a)	2,300	42,996
Teikoku Piston Ring Company, Ltd. (a)	5,200	46,572
Teikoku Tsushin Kogyo Company, Ltd. (a)	7,000	23,271
Tekken Corp. * (a)	20,000	24,109
Telepark Corp. *	44	54,697
Tenma Corp. (a)	6,700	103,858
The Fuji Fire and Marine Insurance Company, Ltd.	41,000	109,272
The Hokkoku Bank, Ltd. *	79,000	310,242
The Hyakugo Bank, Ltd.	18,718	111,936
The Nanto Bank, Ltd.	21,000	104,817
The Pack Corp.	4,300	56,572
The San-in Godo Bank, Ltd.	26,000	227,226
Tigers Polymer Corp.	1,000	4,991
TKC Corp.	3,700	68,853
TOA Corp. *	49,000	72,449
TOA Oil Company, Ltd.	23,000	32,707
TOA Road Corp.	8,000	17,404
Toagosei Company, Ltd.	57,000	210,425
Tobishima Corp. * (a)	38,500	11,602
Tobu Store Company, Ltd.	14,000	47,860
TOC Company, Ltd. (a)	27,000	131,205
Tocalo Company, Ltd. (a)	4,300	68,154
Tochigi Bank, Ltd.	29,000	182,436
Toda Corp. (a)	59,000	215,586
Toda Kogyo Corp.	10,000	38,329
Todentsu Corp. (a)	13,000	27,424
Toei Company, Ltd.	11,000	63,399
Toenec Corp.	11,000	59,877
Tohcello Company, Ltd.	3,500	21,754
Toho Bank, Ltd.	50,000	214,249
Toho Company, Ltd.	10,000	32,020
Toho Real Estate Company, Ltd. (a)	12,400	65,979
Toho Titanium Company, Ltd. (a)	6,700	131,558
Toho Zinc Company, Ltd. (a)	28,000	127,363
Tohoku Bank, Ltd.	15,000	24,862
Tokai Corp.	12,000	56,053
Tokai Kanko Company, Ltd. *	70,000	34,280
Tokai Rubber Industries, Ltd. *	9,400	121,190
Tokai Tokyo Securities Company, Ltd.	56,000	203,042
Tokimec, Inc.	14,000	34,543
Toko Electric Corp.	10,000	24,580
Toko, Inc. * (a)	15,000	26,840
Tokushima Bank, Ltd.	22,000	109,187
Tokushu Tokai Holdings Company, Ltd.	39,110	74,769
Tokyo Dome Corp. * (a)	38,000	178,575
Tokyo Electron Device, Ltd.	17	28,818

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Energy & Systems, Inc. (a)	5,000	$27,829
Tokyo Kikai Seisakusho, Ltd. (a)	10,000	21,566
Tokyo Leasing Company, Ltd.	8,500	69,963
Tokyo Ohka Kogyo Company, Ltd.	10,900	203,146
Tokyo Rakutenchi Company, Ltd.	8,000	29,835
Tokyo Rope Manufacturing Company, Ltd. (a)	41,000	111,202
Tokyo Sangyo Company, Ltd. *	7,000	20,963
Tokyo Seimitsu Company, Ltd. (a)	8,700	140,842
Tokyo Style Company, Ltd. (a)	19,000	170,165
Tokyo Tekko Company, Ltd.	15,000	44,074
Tokyo Theatres Company, Inc. (a)	11,000	20,822
Tokyo Tomin Bank (The), Ltd. (a)	8,600	166,436
Tokyotokeiba Company, Ltd. (a)	33,000	59,669
Tokyu Community Corp.	3,100	71,088
Tokyu Construction Company, Ltd. (a)	22,560	77,760
Tokyu Livable, Inc. (a)	4,400	38,371
Tokyu Recreation Company, Ltd.	6,000	33,847
Tokyu Store Chain Company, Ltd.	12,000	61,139
Toli Corp.	10,000	18,647
Tomato Bank, Ltd.	27,000	54,160
Tomen Electronics Corp. (a)	3,600	44,006
Tomoe Corp. (a)	8,000	18,006
Tomoku Company, Ltd.	16,000	32,547
Tomy Company, Ltd. (a)	15,000	96,624
Tonami Transportation Company, Ltd. (a)	14,000	30,984
Topcon Corp. (a)	10,400	98,530
Toppan Forms Company, Ltd.	11,400	136,669
Topre Corp.	10,400	94,025
Topy Industries, Ltd.	48,000	141,941
Tori Holdings Company, Ltd. * (a)	82,000	8,495
Torigoe Company, Ltd.	5,000	35,551
Torii Pharmaceutical Company, Ltd.	3,400	51,359
Torishima Pump Manufacturing Company, Ltd. (a)	5,000	103,122
Toshiba Machine Company, Ltd. *	24,000	163,639
Toshiba Plant Systems & Services Corp.	10,000	85,888
Tosho Printing Company, Ltd.	9,000	23,308
Totetsu Kogyo Company, Ltd.	7,000	42,718
Tottori Bank, Ltd.	19,000	52,427
Touei Housing Corp.	5,000	30,842
Towa Bank, Ltd. * (a)	65,000	62,438
Towa Corp. (a)	4,900	53,852
Towa Pharmaceutical Company, Ltd. (a)	1,800	67,128
Towa Real Estate Development Company, Ltd. (a)	7,500	7,628
Toyo Construction Company, Ltd. * (a)	30,000	19,777
Toyo Corp.	6,400	90,288
Toyo Electric Manufacturing Company, Ltd. (a)	6,000	20,172
Toyo Engineering Corp.	31,000	199,397
Toyo Ink Manufacturing Company, Ltd.	53,000	180,186
Toyo Kanetsu KK	34,000	70,763
Toyo Kohan Company, Ltd.	12,000	46,786
Toyo Machinery & Metal Company, Ltd. (a)	4,000	15,708
Toyo Securities Company, Ltd.	14,000	46,278
Toyo Tire & Rubber Company, Ltd. (a)	33,000	105,043
Toyo Wharf & Warehouse Company, Ltd. (a)	16,000	28,177
Toyobo Company, Ltd. (a)	145,936	287,240
Trans Cosmos, Inc. (a)	5,500	50,294

The accompanying notes are an integral part of the financial statements.

114

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Trusco Nakayama Corp. (a)	5,400	$80,910
Tsubakimoto Chain Company, Ltd.	33,000	192,061
Tsubakimoto Kogyo Company, Ltd.	11,000	36,983
Tsudakoma Corp.	18,000	39,497
Tsugami Corp. (a)	19,000	68,352
Tsukishima Kikai Company, Ltd. (a)	5,000	45,157
Tsurumi Manufacturing Company, Ltd.	4,000	32,886
Tsutsumi Jewelry Company, Ltd.	3,700	73,871
TTK Company, Ltd.	7,000	33,027
TYK Corp.	16,000	32,698
Ube Material Industries, Ltd. (a)	12,000	25,992
Uchida Yoko Company, Ltd.	17,000	64,359
Unicharm Petcare Corp.	4,000	119,414
Uniden Corp. (a)	19,000	97,518
Unimat Life Corp.	5,000	49,960
Union Tool Company, Ltd. (a)	2,400	69,840
Unitika, Ltd. (a)	112,000	114,969
Urban Corp. (a)	45,500	133,263
U-Shin, Ltd. (a)	4,000	32,283
Utoc Corp. * (a)	7,300	35,336
Valor Company, Ltd. (a)	9,700	91,076
Venture Link Company, Ltd. * (a)	12,400	8,291
Victor Company of Japan, Ltd. * (a)	63,000	131,714
Vital-Net, Inc.	9,900	62,653
Wakachiku Construction Company, Ltd. * (a)	17,000	13,288
Warabeya Nichiyo Company, Ltd.	2,500	30,136
Watabe Wedding Corp.	2,000	19,400
Watami Company, Ltd. (a)	5,900	93,624
Weathernews, Inc. * (a)	3,200	39,780
Wood One Company, Ltd. (a)	13,000	74,069
Xebio Company, Ltd.	6,200	136,046
Yahagi Construction Company, Ltd.	8,000	46,862
Yaizu Suisankagaku Industry Company, Ltd.	2,700	25,427
Yamagata Bank, Ltd.	40,000	234,685
Yamaichi Electronics Company, Ltd.	3,900	11,973
Yamanashi Chuo Bank, Ltd.	41,314	216,326
Yamatane Corp. (a)	23,000	37,472
Yamazen Corp.	11,500	51,552
Yaoko Company, Ltd.	3,200	102,463
Yasuda Warehouse Company, Ltd.	4,000	32,246
Yellow Hat, Ltd.	3,600	17,765
Yodogawa Steel Works, Ltd.	39,000	201,271
Yokogawa Bridge Corp.	9,000	60,517
Yokohama Reito Company, Ltd.	11,000	79,870
Yokowo Company, Ltd. (a)	4,600	27,249
Yomeishu Seizo Company, Ltd. (a)	6,000	56,505
Yomiuri Land Company, Ltd. (a)	17,000	54,914
Yondenko Corp.	7,000	37,971
Yonekyu Corp. (a)	3,500	42,026
Yorozu Corp. (a)	5,800	79,638
Yoshimoto Kogyo Company, Ltd.	8,000	92,970
Yoshinoya D&C Company, Ltd. (a)	94	112,426
Yuasa Funashoku Company, Ltd.	10,000	24,768
Yuasa Trading Company, Ltd. (a)	51,000	73,485
Yuken Kogyo Company, Ltd.	13,000	45,053
Yukiguni Maitake Company, Ltd.	7,100	23,871

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yuraku Real Estate Company, Ltd.	16,000	$60,272
Yurtec Corp.	15,000	92,668
Yushin Precision Equipment Company, Ltd. *	2,000	46,993
Yushiro Chemical Industry Company, Ltd. (a)	2,000	36,427
Zenrin Company, Ltd.	4,600	75,594
Zensho Company, Ltd. (a)	21,600	115,745
Zeria Pharmaceutical Company, Ltd. (a)	10,000	97,660
Zuken, Inc.	4,400	41,727
		82,347,600
Netherlands - 1.90%
Aalberts Industries NV (a)	38,420	725,885
Accell Group NV (a)	1,129	38,893
Amsterdam Commodities NV	5,256	34,839
Arcadis NV	12,207	276,758
ASM International NV (a)	12,093	365,565
BE Semiconductor Industries NV *	7,726	38,682
Beter Bed Holding NV	1,861	31,205
Brunel International NV	1,198	26,784
Corporate Express NV, SADR	1,700	24,446
Crucell NV, ADR *	1,431	22,867
Crucell NV *	17,532	281,554
Draka Holding NV (a)	4,174	111,917
Eriks Group NV (a)	3,181	208,297
Exact Holdings NV	2,437	72,902
Fornix Biosciences NV	819	14,958
Gamma Holding NV	589	32,967
Grontmij NV	3,679	155,468
Heijmans NV	5,390	129,671
ICT Automatisering NV	1,785	18,633
Imtech NV	32,481	763,516
InnoConcepts NV (a)	2,424	34,119
KAS Bank NV	3,004	126,849
Kendrion NV	2,503	60,768
Koninklijke BAM Groep NV	28,268	500,254
Koninklijke Ten Cate NV	4,984	177,893
Koninklijke Vopak NV	2,086	141,389
Laurus NV *	15,143	73,433
Macintosh Retail Group NV (a)	2,604	57,398
Nutreco Holding NV	8,216	552,483
Oce NV	11,884	146,505
OPG Groep NV (a)	8,372	179,266
Ordina NV	8,273	111,237
Pharming Group NV * (a)	8,121	10,868
Qurius NV *	39,153	35,754
Samas NV * (a)	10,388	44,160
Sligro Food Group NV (a)	4,903	197,620
Smit Internationale NV	3,390	330,918
Telegraaf Media Groep NV (a)	11,539	376,978
TKH Group NV	6,216	137,015
Unit 4 Agresso NV	3,490	87,478
USG People NV (a)	14,195	257,688
Van der Moolen Holding NV *	12,066	65,541
Wavin NV	16,215	134,286
		7,215,707

The accompanying notes are an integral part of the financial statements.

115

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand - 0.48%
Air New Zealand, Ltd.	66,864	$55,547
Fisher & Paykel Appliances Holdings, Ltd. (a)	73,973	111,629
Fisher & Paykel Healthcare Corp.	137,365	246,028
Freightways, Ltd.	33,365	75,016
Infratil, Ltd. - Partly Paid	11,141	6,793
Infratil, Ltd. (a)	99,686	139,035
Mainfreight, Ltd.	15,350	76,043
New Zealand Oil & Gas, Ltd.	70,072	95,062
New Zealand Refining Company, Ltd.	12,307	68,003
Nuplex Industries, Ltd.	23,584	97,063
PGG Wrightson, Ltd.	49,959	95,191
Port of Tauranga, Ltd.	20,278	101,229
Pumpkin Patch, Ltd.	20,900	22,778
Ryman Healthcare, Ltd.	83,695	101,423
Sky City Entertainment Group, Ltd. (a)	141,429	329,838
Steel & Tube Holdings, Ltd.	7,409	14,569
Tourism Holdings, Ltd.	27,130	28,948
Tower, Ltd.	25,396	37,743
Vector, Ltd.	75,691	110,761
		1,812,699
Norway - 1.88%
Acta Holding ASA (a)	22,700	25,850
Aker Yards AS *	30,850	411,882
Aktiv Kapital ASA (a)	5,200	81,678
Austevoll Seafood (a)	19,000	123,105
Awilco Offshore ASA *	18,200	263,716
Blom ASA * (a)	5,400	45,378
Bonheur ASA	3,500	185,542
BW Gas ASA * (a)	12,800	113,092
BW Offshore, Ltd. * (a)	42,000	131,941
Camillo Eitzen & Company ASA	6,300	77,309
Cermaq ASA (a)	15,600	186,072
Copeinca ASA * (a)	15,800	159,762
CorrOcean ASA *	42,000	46,921
Det Norske Oljeselskapb ASA *	203,128	423,948
DOF ASA (a)	10,300	113,755
DOF Subsea ASA *	17,000	98,465
EDB Business Partner ASA	9,800	55,800
Eitzen Chemical ASA *	23,000	89,413
Ekornes ASA (a)	9,400	138,420
Electromagnetic GeoServices AS *	4,600	34,862
Eltek ASA *	12,500	75,100
Ementor ASA *	14,400	96,411
Farstad Shipping ASA	1,950	50,729
Ganger Rolf ASA	5,200	228,187
Kongsberg Automotive ASA *	15,400	59,868
Kongsberg Gruppen ASA	2,220	167,812
Kverneland Gruppen A/S *	15,000	39,759
Leroy Seafood Group ASA	7,400	140,570
Nordic Semiconductor ASA *	7,500	40,348
Norse Energy Corp. ASA *	74,000	100,397
Norske Skogindustrier ASA * (a)	22,500	101,606
Norwegian Air Shuttle ASA * (a)	2,300	23,595
Odfjell ASA	7,410	102,569
ODIM ASA *	6,800	113,485
PCI Biotech AS *	80	1,586

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Petrolia Drilling ASA * (a)	161,000	$75,866
PhotoCure ASA *	800	5,026
ProSafe ASA *	53,100	526,496
Q-Free ASA *	22,000	43,195
Revus Energy ASA *	9,700	165,215
Scana Industrier	27,500	70,732
Sevan Marine ASA *	12,800	159,585
Solstad Offshore ASA	4,600	107,928
Songa Offshore ASA *	14,800	239,005
Sparebanken Midt-Norge	17,354	170,364
Tandberg ASA	24,200	396,745
TGS Nopec Geophysical Company ASA *	28,580	397,287
Tomra Systems ASA	36,000	238,907
TTS Marine ASA	2,600	40,073
Veidekke ASA	27,000	193,493
Wilhelm Wilhelmsen ASA	5,100	167,223
		7,146,073
Portugal - 0.56%
Altri SGPS SA (a)	15,809	54,759
Banco BPI SA	58,850	244,150
Finibanco Holding SGPS SA	6,105	37,487
Impresa, SGPS SA *	11,168	30,771
Investimentos Participacoes e Gestao SA *	27,991	29,086
Jeronimo Martins, SGPS SA	21,049	152,944
Mota Engil, SGPS SA	28,436	183,114
Novabase SGPS SA *	4,292	28,382
Pararede SGPS SA *	190,194	41,923
Portucel - Empresa Produtora de Pasta e Papel SA (a)	80,847	258,398
PT Multimedia.com, SGPS, SA (a)	52,363	435,299
SAG GEST-Solucoes Automovel Globais SGPS SA (a)	12,410	48,457
Semapa-Sociedade de Investimento & Gestao, SGPS SA	20,788	259,219
Sonae Industria, SGPS SA	3,131	12,768
Sonae, SGPS, SA	109,613	132,024
Sonaecom, SGPS SA * (a)	38,601	128,844
Teixeira Duarte-Engenharia & Construcoes SA	45,849	64,968
		2,142,593
Singapore - 1.53%
Allgreen Properties, Ltd. (a)	211,000	153,534
Asia Food & Properties, Ltd. * (a)	123,000	61,475
ASL Marine Holdings, Ltd.	46,000	42,262
Beyonics Technology, Ltd. (a)	177,000	29,271
Bonvests Holdings, Ltd.	56,400	44,770
Bukit Sembawang Estates, Ltd.	15,000	97,020
Cerebos Pacific, Ltd.	16,000	45,041
CH Offshore, Ltd.	136,000	63,974
Chartered Semiconductor Manufacturing, Ltd. * (a)	298,000	169,748
China Merchants Holdings Pacific, Ltd.	73,000	41,314
Chip Eng Seng Corp., Ltd.	116,000	34,104
Chuan Hup Holdings, Ltd.	182,000	49,495
Creative Technology, Ltd. (a)	15,500	70,519
CSE Global, Ltd.	55,000	42,446
CWT, Ltd.	39,000	23,935
Delong Holdings, Ltd. (a)	45,500	106,012

The accompanying notes are an integral part of the financial statements.

116

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Ezra Holdings Pte, Ltd. (a)	82,000	$159,715
FJ Benjamin Holdings, Ltd. (a)	144,000	41,807
Food Empire Holdings, Ltd.	43,200	19,051
Furama, Ltd. *	10,000	14,479
Goodpack, Ltd. *	36,000	40,748
Guocoland, Ltd. (a)	73,200	117,288
Hi-P International, Ltd. (a)	126,000	51,398
Ho Bee Investment, Ltd. (a)	81,000	49,116
Hong Fok Corp., Ltd. * (a)	36,000	23,814
Hong Leong Asia, Ltd.	42,000	61,431
Hotel Plaza, Ltd.	31,500	39,359
Hotel Properties, Ltd. (a)	57,500	113,686
HTL International Holdings, Ltd.	58,000	11,510
HupSteel, Ltd.	160,000	35,868
Hwa Hong Corp., Ltd.	92,000	42,600
Hyflux, Ltd. (a)	55,000	120,870
Innotek, Ltd. (a)	82,000	37,367
Jaya Holdings, Ltd.	96,000	112,896
Jurong Technologies Industrial Corp., Ltd.	194,350	39,997
K1 Ventures, Ltd. *	367,000	60,692
Keppel Telecommunications & Transportation Company, Ltd.	57,000	225,813
Kim Eng Holdings, Ltd.	32,749	41,883
KS Energy Services Ltd (a)	31,000	43,063
Low Keng Huat Singapore, Ltd.	122,000	22,417
Manhattan Resources, Ltd. *	61,000	34,074
MediaRing, Ltd. * (a)	150,000	14,332
Metro Holdings, Ltd.	74,000	43,240
MFS Technology, Ltd.	113,000	24,086
Midas Holdings, Ltd.	92,000	60,182
MobileOne, Ltd.	109,000	150,616
NatSteel, Ltd.	21,000	20,374
Orchard Parade Holdings, Ltd.	70,000	53,508
Osim International, Ltd. * (a)	43,000	9,165
Pan-United Corp., Ltd.	61,000	28,470
Parkway Holdings, Ltd.	214,533	365,820
Petra Foods, Ltd. (a)	46,000	33,303
Raffles Education Corp., Ltd.	265,612	220,603
Rotary Engineering, Ltd.	59,000	34,692
SBS Transit, Ltd. (a)	16,000	25,519
SC Global Developments, Ltd.	39,000	34,685
Singapore Food Industries, Ltd.	53,000	30,580
Singapore Land, Ltd.	37,000	169,424
Singapore Post, Ltd.	336,000	271,655
Sinomem Technology, Ltd. *	81,000	38,102
SMRT Corp., Ltd.	191,000	261,115
Sunningdale Tech, Ltd.	144,000	17,464
Tat Hong Holdings, Ltd.	55,000	76,807
Tuan Sing Holdings, Ltd. *	87,000	16,306
Unisteel Technology, Ltd.	77,750	108,006
United Engineers, Ltd.	32,000	78,086
UOB-Kay Hian Holdings, Ltd.	94,000	124,361
Venture Corp., Ltd.	59,000	425,409
WBL Corp., Ltd.	27,000	106,369
Wheelock Properties (S), Ltd.	96,000	126,302
Wing Tai Holdings, Ltd.	151,000	178,685

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Yongnam Holdings, Ltd. *	250,000	$36,750
		5,819,878
South Korea - 0.00%
Pantech & Curitel Communications, Inc. *	882	0
Pantech Company, Ltd. *	443	0
Spain - 2.60%
Abengoa SA (a)	11,244	351,584
Adolfo Dominguez SA (a)	1,759	39,853
Amper SA	8,329	122,612
Antena 3 de Television SA	21,972	179,542
Avanzit SA * (a)	17,987	60,604
Azkoyen SA *	3,800	32,667
Banco Guipuzcoano SA	35,215	526,721
Banco Pastor SA * (a)	49,815	705,882
Baron de Ley SA *	1,053	82,049
Campofrio Alimentacion SA * (a)	5,601	75,751
Cementos Portland Valderrivas SA (a)	3,498	265,458
Construcciones & Auxiliar de Ferrocarriles SA	615	269,184
Duro Felguera SA	9,544	93,014
Ebro Puleva SA	29,165	557,455
Electrificaciones del Norte SA	2,251	106,323
FAES FARMA SA (a)	43,376	416,590
FAES FARMA SA * (a)	2,163	20,774
General de Alquiler de Maquinaria *	6,200	141,543
Grupo Catalana Occidente SA *	18,211	513,521
Grupo Empresarial Ence SA	29,260	229,421
Iberia Lineas Aereas de Espana SA (a)	150,024	359,032
Iberpapel Gestion SA	1,014	22,543
La Seda de Barcelona SA	148,457	261,787
Mecalux SA * (a)	2,884	90,269
Miquel y Costas SA	2,525	46,116
Natra SA	4,032	46,977
Natraceutical SA *	35,597	37,551
NH Hoteles SA * (a)	18,929	264,053
Obrascon Huarte Lain SA	12,044	409,405
Papeles & Cartones de Europa SA *	11,213	80,327
Pescanova SA	1,382	65,407
Prim SA	2,904	50,340
Prim SA *	290	5,027
Promotora de Informaciones SA	23,572	252,368
Prosegur Cia de Seguridad SA	7,796	338,651
Service Point Solutions SA (a)	31,198	107,572
Sociedad Nacional Inds., Aplicaciones Celulosa Espanola SA * (a)	23,210	62,123
Sol Melia SA	19,446	210,031
SOS Cuetara SA (a)	20,535	469,128
Tavex Algodonera SA *	6,482	14,696
Tecnocom, Telecomunicaciones & Energia SA * (a)	8,719	52,165
Tubacex SA (a)	35,539	427,492
Tubos Reunidos SA	43,614	266,432
Unipapel SA (a)	2,771	62,388
Urbas Proyectos Urbanisticos SA *	10,449	4,935
Vertice Trescientos Sesenta Grados * (a)	1,797	3,508
Vidrala SA	4,392	146,321
Viscofan SA	15,206	325,838
Vocento SA * (a)	21,094	260,710

The accompanying notes are an integral part of the financial statements.

117

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Zeltia SA * (a)	47,417	$338,937
		9,872,677
Sweden - 2.30%
AarhusKarlshamn AB	8,475	231,490
Acando AB, Series B	9,000	20,174
Active Biotech AB * (a)	3,500	23,246
Active Biotech AB *	292	1,802
AddTech AB, Series B	5,200	113,974
Angpanneforeningen AB, Series B (a)	4,000	113,907
Anoto Group AB * (a)	31,000	24,244
Axfood AB	7,900	261,696
Axis Communications AB (a)	10,500	130,325
BE Group AB	7,400	70,959
Beijer Alma AB	4,273	52,149
Bergman & Beving AB, Series B	6,300	147,760
Bilia AB, Series A	2,500	18,057
Billerud Aktibolag AB (a)	13,700	104,642
BioGaia AB *	5,600	34,870
Biotage AB * (a)	26,000	37,344
Biovitrum AB *	6,544	66,826
Brostrom AB	18,200	129,947
Cardo AB	7,000	169,698
Clas Ohlson AB, Series B (a)	2,475	33,904
Cloetta Fazer AB	2,400	95,642
Concordia Maritime AB, Series B (a)	2,200	7,708
D. Carnegie & Company AB	30,200	403,673
Elekta AB, Series B	23,800	458,418
Enea AB *	55,242	343,975
Eniro AB (a)	15,700	57,091
Fagerhult AB	749	18,717
G & L Beijer AB (a)	1,500	40,349
Gunnebo AB (a)	8,726	47,814
Hakon Invest AB	15,164	259,345
Haldex AB	6,500	97,946
Hemtex AB *	4,200	37,485
HIQ International AB	15,600	68,125
Hoganas AB, Series B	9,700	158,648
Hoganas AB *	3,800	9,465
Holmen AB, Series B (a)	17,900	526,082
IBS AB, Series B *	23,000	40,291
Industrial & Financial Systems AB (a)	7,500	72,230
Indutrade AB	5,380	105,412
Intrum Justitia AB	15,700	286,109
JM AB	20,738	269,450
KappAhl Holding AB *	11,842	80,815
Lagercrantz AB	8,000	42,242
Lennart Wallenstam Byggnads AB, Series B	3,805	66,023
Lindab International AB	18,675	365,906
Medivir AB *	5,800	53,932
Mekonomen AB	2,150	34,986
Micronic Laser Systems AB *	15,000	60,274
Munters AB	14,850	141,166
NCC AB	21,060	317,345
Net Insight AB *	90,000	77,709
New Wave Group AB, Series B	4,600	28,948
Nibe Industrier AB, Series B	16,600	121,280

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Nobia AB	43,200	$210,174
Nolato AB, Series B	8,000	69,739
OEM International AB, Series B	12,688	83,007
ORC Software AB	2,000	35,202
PA Resources AB *	33,503	431,134
PartnerTech AB * (a)	1,600	9,245
Peab AB, Series B	23,400	160,470
Peab Industri AB	7,200	66,651
Proffice AB *	10,000	22,665
Q-Med AB	9,200	48,884
Rederi AB Transatlantic, Series B	9,600	65,196
Rezidor Hotel Group AB	24,400	103,313
RNB Retail & Brands AB (a)	5,416	14,119
Semcon AB *	3,600	35,268
Sensys Traffic AB *	58,000	35,248
Sintercast AB *	600	12,254
Skanditek Industriforvaltning AB	16,840	58,441
SkiStar AB, Series B	6,100	87,107
Studsvik AB	1,000	18,929
Sweco AB, Series B	9,800	86,244
Teleca AB, Series B * (a)	6,800	6,436
TradeDoubler AB	4,425	75,312
Trelleborg AB, Series B	27,400	414,018
		8,730,671
Switzerland - 4.08%
Advanced Digital Broadcast Holdings SA *	1,315	38,618
Affichage Holding AG	309	63,521
AFG Arbonia-Forster Holding AG	425	112,329
Allreal Holding AG (a)	2,480	316,813
Ascom Holding AG *	7,365	71,736
Bachem Holding AG	716	63,852
Bank Coop AG	1,859	145,583
Bank Sarasin & Compagnie AG, Series B	8,252	371,180
Banque Cantonale de Geneve	177	43,317
Banque Cantonale Vaudoise, Series B *	745	247,227
Banque Privee Edmond de Rothschild SA	3	111,595
Basilea Pharmaceutica AG *	1,082	176,247
Basler Kantonalbank	1,924	218,476
Belimo Holding AG	105	108,849
Bell Holding AG	29	53,909
Berner Kantonalbank * (a)	910	211,566
Bobst Group AG	2,052	164,614
Bossard Holding AG	544	44,945
Bucher Industries AG	1,624	429,230
Burckhardt Compression Holding AG *	532	161,441
Card Guard AG *	1,181	9,480
Centralschweizerische Kraftwerke AG (a)	288	159,569
Charles Voegele Holding AG *	1,972	154,432
Ciba Specialty Chemicals AG	14,178	409,705
Cicor Technologies *	258	15,659
Clariant AG * (a)	75,727	768,723
Conzzeta Holding AG	92	221,095
Cytos Biotechnology AG * (a)	886	47,095
Daetwyler Holding AG *	2,121	153,332
Dufry Group	1,841	168,502
Eichhof Holding AG	9	17,444

The accompanying notes are an integral part of the financial statements.

118

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Elektrizitaets-Gesellschaft Laufenburg AG	76	$107,875
Emmi AG	445	58,111
EMS-Chemie Holding AG	425	58,952
Energiedienst Holding AG *	2,990	187,323
Feintool International Holding AG	55	18,198
Flughafen Zuerich AG	1,104	401,484
Forbo Holding AG *	348	154,148
Galenica Holding AG	430	151,745
Georg Fischer AG *	609	250,086
Gurit Heberlein AG (a)	364	341,712
Helvetia Patria Holding AG	1,535	597,667
Hiestand Holding AG, Series A	39	67,192
Industrieholding Cham AG * (a)	108	42,289
Interroll Holding AG *	136	66,566
Jelmoli Holding AG *	151	390,970
Kaba Holding AG, Series B (a)	447	136,084
Kardex AG *	658	38,647
Komax Holding AG	777	103,823
Kudelski SA	7,903	97,400
Kuoni Reisen Holding AG, Series B	1,959	942,057
LEM Holding SA (a)	52	16,238
Luzerner Kantonalbank	1,251	324,215
Meyer Burger Technology AG *	581	174,604
Micronas Semiconductor Holding AG *	4,571	32,217
Mikron Holding AG *	3,163	34,059
Mobilezone Holding AG	10,362	71,004
Mobimo Holding AG *	852	156,797
Orell Fuessli Holding AG	214	41,478
Phoenix Mecano AG	228	106,964
Precious Woods Holding AG *	1,074	111,968
PubliGroupe SA	418	106,387
Quadrant AG *	638	72,884
Rieter Holding AG	1,117	364,388
Romande Energie Holding SA	121	294,342
Schulthess Group AG	810	47,337
Schweiter Technologies AG	51	20,669
Schweizerhall Holding AG	378	81,406
Schweizerische National-Versicherungs-Gesellschaft AG *	129	94,014
Sia Abrasives Holding AG (a)	131	51,295
Siegfried Holding AG	324	49,795
St. Galler Kantonalbank	788	355,990
Swissfirst AG	1,752	94,327
Swisslog Holding AG *	27,798	29,389
Swissmetal Holding AG *	648	13,321
Swissquote Group Holding SA *	1,240	55,351
Tamedia AG *	451	61,808
Tecan Group AG *	2,488	166,589
Temenos Group AG *	15,033	465,757
Tornos SA * (a)	2,482	27,941
Valiant Holding AG (a)	4,156	793,324
Valora Holding AG	778	207,152
Vaudoise Assurances Holding SA	192	35,898
Verwaltungs & Privat Bank AG	3,265	837,384
Vontobel Holding AG (a)	9,372	320,183
VZ Holding AG	571	43,626

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
WMH Walter Meier AG, Series A *	178	$32,061
Ypsomed Holding AG *	852	78,816
Zehnder Group AG	69	91,185
Zuger Kantonalbank	8	27,958
		15,482,534
Taiwan - 0.00%
Ya Hsin Industrial Company, Ltd. *	138,000	0
United Kingdom - 16.82%
A.G. Barr PLC	1,500	38,154
Abacus Group PLC	13,889	8,438
Aberdeen Asset Management PLC	215,184	567,914
AbitibiBowater, Inc. *	1,865	17,467
Acambis PLC *	21,619	51,244
AEA Technology PLC *	19,508	25,646
Aegis Group PLC	295,765	634,776
Aga Rangemaster Group PLC *	20,108	76,800
Aggreko PLC	47,192	690,425
Air Partner PLC	661	10,204
Alexon Group PLC	6,881	9,012
Alizyme PLC *	22,479	9,291
Amlin PLC	150,400	750,433
Anglo Pacific Group PLC	39,045	180,236
Anglo-Eastern Plantations PLC *	8,092	95,177
Anite Group PLC	66,831	57,240
Antisoma PLC *	82,864	37,962
Arena Leisure PLC	107,875	74,130
Aricom PLC *	254,459	410,544
Ark Therapeutics Group PLC *	10,755	11,729
Arm Holdings PLC, ADR	127,972	651,377
Arriva PLC	59,967	818,200
Ashtead Group PLC	166,839	212,684
Aveva Group PLC	17,406	533,920
Avis Europe PLC *	71,985	30,827
Axis-Shield PLC *	6,528	39,854
Axon Group PLC	11,511	104,037
Babcock International Group PLC	51,971	635,603
BBA Aviation PLC	117,889	297,631
Beazley Group PLC	113,221	250,890
Bellway PLC	36,551	329,439
Benfield Group, Ltd. (a)	42,693	207,918
Berkeley Group Holdings PLC *	25,606	347,842
Bespak PLC	3,566	42,156
BICC PLC	17,335	146,747
Biocompatibles International PLC *	10,935	29,840
Blacks Leisure Group PLC	8,616	25,399
Bloomsbury Publishing PLC	13,378	35,973
BlueBay Asset Management/United Kingdom	7,734	34,623
Bodycote International PLC	123,466	501,688
Bovis Homes Group PLC	38,337	259,629
BPP Holdings PLC	7,447	69,717
Braemar Seascope Group PLC	5,361	56,381
Brammer PLC	8,722	47,776
Brewin Dolphin Holdings PLC	48,637	113,347
Brit Insurance Holdings PLC	96,695	337,535
British Polythene Industries PLC	4,443	21,682

The accompanying notes are an integral part of the financial statements.

119

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Britvic PLC	50,031	$288,499
BSS Group PLC	37,753	251,350
BTG PLC *	36,919	136,779
Business Post Group PLC	2,978	19,278
Capital & Regional PLC	19,662	74,411
Care UK PLC	14,047	104,923
Carillion PLC	105,180	697,120
Carpetright PLC	10,746	141,269
Castings PLC	6,705	35,392
Catlin Group, Ltd.	81,228	566,279
Centaur Media PLC	36,430	47,710
Ceramic Fuel Cells PLC *	40,600	15,365
Charles Taylor Consulting PLC	6,425	30,970
Charter PLC	11,570	200,382
Chemring Group PLC	10,411	490,641
Chesnara PLC	23,850	68,764
Chime Communications PLC (a)	12,188	30,588
Chloride Group PLC	45,330	234,755
Chrysalis Group PLC *	8,648	18,259
Clarkson PLC	2,479	48,193
Clinton Cards PLC	33,476	27,172
Close Brothers Group PLC	49,279	542,805
Collins Stewart PLC	64,291	94,443
Colt Telecom Group PLC *	86,733	254,388
Communisis PLC	31,511	39,542
Computacenter PLC	33,966	81,355
Connaught PLC	29,606	249,593
Cookson Group PLC	27,938	349,193
Corin Group PLC	4,523	13,897
Costain Group PLC	151,942	68,852
Cranswick PLC	13,861	179,045
Creston PLC	10,587	10,017
Croda International PLC	33,925	432,470
CSR PLC *	38,560	205,647
D.S. Smith PLC	71,346	160,940
Dairy Crest Group PLC	37,175	244,355
Dana Petroleum PLC *	12,741	482,185
Davis Service Group PLC	47,361	421,682
Dawson Holdings PLC	18,986	29,119
De La Rue PLC	37,325	663,536
Debenhams PLC (a)	234,142	208,703
Dechra Pharmaceuticals PLC	11,934	99,837
Delta PLC	17,178	40,460
Detica Group PLC	31,708	167,525
Development Securities PLC	8,899	51,404
Devro PLC	35,231	57,017
Dicom Group PLC	5,781	21,850
Dignity PLC	17,523	267,009
Dimension Data Holdings PLC	464,122	425,252
Diploma PLC	25,779	83,697
Dixons Group PLC	536,617	475,643
Domino Printing Sciences PLC	25,543	142,458
DTZ Holdings PLC	17,490	69,414
Dunelm Group PLC	12,762	34,825
E2V Technologies PLC	17,360	87,657
Electrocomponents PLC	122,867	359,757

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Elementis PLC	118,235	$184,284
Emerald Energy PLC *	12,772	99,597
Ennstone PLC	84,550	39,577
Enodis PLC	37,756	239,526
Entertainment Rights PLC * (a)	100,576	15,025
Euromoney Institutional Investor PLC	11,128	74,254
Evolution Group PLC (a)	47,411	85,228
Expro International Group PLC	13,879	446,465
F&C Asset Management PLC	60,938	178,731
Fenner PLC	48,284	233,464
Filtrona PLC	63,694	180,471
Findel PLC	12,673	42,155
FKI PLC	89,617	143,695
Forth Ports PLC	10,459	361,448
Fortune Oil PLC *	359,509	84,140
French Connection Group PLC	8,047	12,823
Fuller Smith & Turner PLC	9,317	80,588
Galiform PLC	201,168	170,296
Galliford Try PLC	45,150	33,949
Game Group PLC	87,537	506,517
Genus PLC	17,877	285,578
Go-Ahead Group PLC	10,089	371,370
Goldshield Group PLC *	5,053	28,584
Greene King PLC	26,500	235,945
Greggs PLC	1,886	138,169
Halfords Group PLC	59,286	317,364
Halma PLC	114,455	485,591
Hampson Industries PLC	31,612	107,987
Hansard Global PLC	6,816	21,315
Hardy Oil & Gas PLC * (a)	17,497	259,991
Hardy Underwriting Bermuda, Ltd.	10,427	48,184
Hays PLC	145,629	262,514
Headlam Group PLC	24,938	168,018
Helical Bar PLC	25,872	151,765
Helphire PLC	31,687	99,881
Henderson Group PLC (a)	182,602	400,087
Henry Boot PLC	26,180	56,840
Highway Insurance Holdings PLC	28,215	28,662
Hikma Pharmaceuticals PLC	33,636	337,669
Hill & Smith Holdings PLC	11,574	73,772
Hiscox PLC	124,527	515,921
HMV Group PLC (a)	126,205	325,539
Hochschild Mining PLC	30,813	240,129
Holidaybreak PLC	10,457	87,273
Homeserve PLC	33,099	1,116,165
Hunting PLC	25,324	443,886
Huntsworth PLC	20,523	26,571
Hyder Consulting PLC	4,872	36,100
IG Group Holdings PLC	86,631	569,866
Imagination Technologies Group PLC *	25,207	33,640
IMI PLC	51,784	450,232
Imperial Energy Corp. PLC *	27,560	509,978
Informa PLC	83,299	685,246
Inmarsat PLC	30,146	315,243
Innovation Group PLC	55,629	17,175
Intec Telecom Systems PLC *	38,573	38,416

The accompanying notes are an integral part of the financial statements.

120

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Intermediate Capital Group PLC	26,294	$710,711
International Personal Finance PLC	73,244	401,565
Interserve PLC	39,455	363,078
Intertek Group PLC	21,026	413,781
IP Group PLC *	9,711	21,664
ITE Group PLC	47,710	160,603
J.D. Wetherspoon PLC	21,465	85,938
James Fisher & Sons PLC	9,920	124,285
Jardine Lloyd Thompson Group PLC (a)	44,889	338,648
JJB Sports PLC	57,427	128,970
JKX Oil & Gas PLC	20,877	218,107
John Menzies PLC	5,446	44,150
John Wood Group PLC	11,888	117,093
Johnston Press PLC	60,514	62,678
Keller Group PLC	21,691	270,033
Kesa Electricals PLC	159,417	502,499
Kier Group PLC	9,987	188,980
Kingston Communications PLC	103,770	81,128
Laird Group PLC	51,846	404,816
Laura Ashley Holdings PLC	103,488	46,380
Lavendon Group PLC	4,966	24,432
Liontrust Asset Management PLC	5,181	25,283
Logicacmg PLC	65,221	140,303
Lookers PLC	28,870	43,704
Low & Bonar PLC	25,560	56,257
LSL Property Services PLC	8,683	15,133
Luminar Group Holdings PLC	10,211	54,508
M.J. Gleeson Group PLC	10,775	33,642
Manganese Bronze Holdings PLC	1,725	12,885
Marshalls PLC	40,436	123,633
Marston’s PLC	54,212	190,858
McBride PLC	25,556	39,323
Meggitt PLC	23,350	98,833
Melrose Resources PLC	11,314	95,777
Metalrax Group PLC	22,036	8,340
Mice Group PLC *	48,380	0
Michael Page International PLC	80,676	375,623
Micro Focus International PLC	31,600	164,909
Millennium & Copthorne Hotels PLC	58,069	375,910
Minerva PLC *	39,487	69,017
Misys PLC	130,460	387,186
Mitie Group PLC	84,151	355,346
Morgan Crucible Company PLC	80,489	308,620
Morgan Sindall PLC	9,946	148,186
Morse PLC (a)	22,309	22,662
Mothercare PLC	28,064	178,878
Mouchel Parkman PLC	34,431	285,984
MWB Group Holdings PLC *	22,899	56,102
N. Brown Group PLC	48,216	175,751
National Express Group PLC	37,359	708,417
NCC Group, Ltd. *	5,184	42,852
Northern Foods PLC	143,694	176,023
Northgate PLC	22,113	155,482
Northumbrian Water Group PLC	47,126	295,215
Novae Group PLC	20,288	120,825
Optos PLC *	3,748	12,915

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Oxford Biomedica PLC *	63,470	$29,077
Oxford Instruments PLC	15,262	76,227
Pace Micro Technology PLC *	26,813	45,530
Paypoint PLC	13,297	157,589
Pendragon PLC	167,620	50,081
Phoenix IT Group, Ltd. *	443	2,647
Photo-Me International PLC	24,627	7,358
Pinewood Shepperton PLC	8,060	34,517
Premier Farnell PLC	96,858	340,515
Premier Foods PLC	20,682	39,239
Premier Oil PLC *	21,398	702,404
Prostrakan Group PLC *	4,855	7,688
Protherics PLC *	51,506	32,060
Provident Financial PLC	35,830	567,375
Psion PLC	28,332	67,155
Punch Taverns PLC	55,675	347,105
PZ Cussons PLC	73,210	246,806
Qinetiq PLC	147,723	607,610
Quintain Estates & Development PLC *	37,319	139,933
Rank Group PLC	113,522	181,460
Rathbone Brothers PLC	12,868	237,729
Raymarine PLC	13,300	34,373
REA Holdings PLC	4,098	47,792
Redrow PLC (a)	53,463	151,749
Regent Inns PLC *	26,754	2,041
Regus Group PLC	176,382	284,574
Renishaw PLC (a)	11,125	163,536
Rensburg Sheppards PLC	5,301	55,434
Restaurant Group PLC	56,863	141,578
Ricardo PlC	6,139	39,129
Rightmove PLC	14,633	78,113
RM PLC	12,834	46,909
Robert Walters PLC	17,462	43,651
Robert Wiseman Dairies PLC	11,914	76,058
ROK PLC	42,866	70,014
Rotork PLC	22,047	481,740
Royalblue Group PLC	4,551	77,958
RPC Group PLC	19,953	78,294
RPS Group PLC	57,166	341,029
Salamander Energy PLC *	28,511	182,295
Savills PLC	34,337	151,493
Scott Wilson Group PLC	1,247	5,464
SDL PLC *	18,700	108,111
Senior PLC	107,160	209,711
Severfield Rowen PLC	7,716	37,309
Shanks Group PLC	68,130	317,549
Shore Capital Group PLC	22,807	15,446
SIG PLC	41,344	442,637
Signet Group PLC, SADR	15,876	158,125
Signet Group PLC	356,565	353,336
Skyepharma PLC *	127,236	15,713
SMG PLC *	183,030	50,128
Smiths News PLC	32,271	58,333
Soco International PLC *	10,043	397,082
Southern Cross Healthcare, Ltd.	49,230	127,476
Spectris PLC	35,112	499,706

The accompanying notes are an integral part of the financial statements.

121

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Speedy Hire PLC	16,392	$186,434
Spirax-Sarco Engineering PLC	19,991	427,657
Spirent Communications PLC, ADR *	992	5,158
Spirent Communications PLC *	159,964	208,699
Sportech PLC *	11,390	16,221
Sports Direct International	68,958	124,305
Spring Group PLC	29,401	23,132
SSL International PLC	50,020	444,609
St James’s Place PLC	57,544	251,302
St. Ives Group PLC	27,252	89,837
St. Modwen Properties PLC	34,783	192,432
Stagecoach Group PLC	55,407	309,015
Sthree PLC	31,508	100,885
Taylor Nelson Sofres PLC	110,948	513,253
Taylor Woodrow PLC	319,578	394,662
TDG PLC	7,411	34,173
Ted Baker PLC	2,232	18,361
Telecom Plus PLC *	8,881	51,388
Thorntons PLC	11,977	28,628
Thus Group PLC *	43,825	154,508
Tomkins PLC, SADR	19,429	235,091
Topps Tiles PLC	36,666	49,663
Town Centre Securities PLC	2,701	10,545
Travis Perkins PLC	34,597	370,747
Tribal Group PLC	7,453	19,447
Trinity Mirror PLC	82,822	179,816
TT electronics PLC	25,513	58,441
Tullett Prebon PLC	47,031	402,818
UK Coal PLC *	34,721	385,907
Ultra Electronics Holdings PLC	17,386	413,139
Umeco PLC	9,896	104,076
Uniq PLC	31,402	73,650
United Business Media PLC	36,301	394,430
UTV Media PLC	14,284	37,769
Vectura Group PLC *	70,911	63,560
Venture Production PLC	34,537	597,807
Vernalis PLC *	60,104	6,201
Victrex PLC	20,052	298,356
Vitec Group PLC	6,764	60,830
VP PLC *	637	3,289
VT Group PLC	48,724	614,817
W.S. Atkins PLC	27,965	594,898
Weir Group PLC	35,685	666,722
WH Smith PLC (a)	46,985	349,548
White Young Green PLC	6,872	45,170
William Hill PLC	92,152	587,828
Wilmington Group PLC	8,076	30,564
Wincanton PLC	36,192	207,436
Wolfson Microelectronics PLC *	25,331	60,042
Woolworths Group PLC	185,655	30,101
WSP Group PLC	17,756	186,032
Xaar PLC	17,576	71,768
Xchanging PLC	73,161	357,028
Yell Group PLC	163,299	229,313
Yule Catto & Company PLC	50,811	124,992
		63,910,519

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States - 0.37%
Accrete Energy, Inc. *	4,906	$28,579
Arawak Energy, Ltd. *	13,900	33,124
Aurora Oil and Gas, Ltd. *	34,600	12,273
Berens Energy, Ltd. *	15,800	18,284
Cadence Energy, Inc. *	10,900	59,647
Canadian Gold Hunter Corp. *	4,900	9,611
Candente Resource Corp. *	18,800	25,812
Cardero Resource Corp. *	7,100	14,970
City Telecom HK, Ltd.	1,717	7,915
Diagnocure, Inc. *	9,800	28,736
Easyhome, Ltd.	2,400	39,565
EGI Financial Holdings, Inc.	2,300	26,751
Fairborne Energy, Ltd. *	19,300	247,188
Far West Mining, Ltd. *	11,112	37,051
Fortune Minerals, Ltd. *	2,450	4,805
GBS Gold International, Inc. *	13,800	20,165
Gemcom Software International, Inc. *	10,900	32,282
Globestar Mining Corp. *	21,900	33,289
Great Panther Resources, Ltd. *	25,100	30,523
Hemisphere GPS, Inc. *	9,600	41,047
Hillsborough Resources, Ltd. *	24,400	35,414
Inter-Citic Minerals, Inc. *	15,500	26,601
Intrinsyc Software International, Inc. *	15,491	8,204
Isotechnika, Inc. *	33,700	24,126
James Hardie Industries NV	2,488	50,133
Magellan Aerospace Corp. *	580	2,850
Marsulex, Inc.	2,100	26,773
Matrikon, Inc.	2,800	12,109
Minco Silver Corp. *	9,800	32,676
Open Range Energy Corp. *	3,700	29,028
Parkbridge Lifestyles Communities, Inc. *	6,830	36,839
Pelangio Mines, Inc. *	8,400	44,072
Profound Energy, Inc. *	7,300	34,363
Prometic Life Sciences, Inc. *	33,411	12,451
Pure Energy Services, Ltd. *	3,900	30,559
QGX, Ltd. *	7,200	25,984
Questerre Energy Corp. *	35,200	122,891
Technicoil Corp. *	14,800	18,433
TUSK Energy Corp. *	23,605	67,363
Webtech Wireless, Inc. *	8,700	31,227
		1,423,713
TOTAL COMMON STOCKS (Cost $408,943,012)		$378,019,261
PREFERRED STOCKS - 0.01%
Australia - 0.01%
Village Roadshow, Ltd. (a)(h)	14,479	25,678
TOTAL PREFERRED STOCKS (Cost $34,807)		$25,678
WARRANTS - 0.00%
Canada - 0.00%
Tembec, Inc.
(Expiration Date 03/03/2012) *	2,543	1,272
Hong Kong - 0.00%
COL Capital, Ltd.
(Expiration Date 07/27/2009) *	2,000	266

The accompanying notes are an integral part of the financial statements.

122

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Hong Kong (continued)
Golden Resorts Group, Ltd. (Expiration Date 06/09/2010) *	166,000	$967
Hongkong Chinese, Ltd. (Expiration Date 07/04/2011, Strike Price HKD 1.00) *	36,000	92
Kantone Holdings, Ltd. (Expiration Date 01/08/2009, Strike Price HKD 0.81) *	101,587	130
Matsunichi Communication Holdings, Ltd. (Expiration Date 08/28/2010, Strike Price HKD 6.00) *	4,500	824
		2,279
New Zealand - 0.00%
Infratil, Ltd. (Expiration Date 06/29/2012, Strike Price NZD 4.12) *	5,570	679
Singapore - 0.00%
Goodpack, Ltd. (Expiration Date 07/16/2009, Strike Price SGD 1.38) *	4,500	827
Switzerland - 0.00%
Precious Woods Holding AG
(Expiration Date 10/31/2008, Strike Price CHF 82.00) *	470	1,021
TOTAL WARRANTS (Cost $5,843)		$6,078
RIGHTS - 0.01%
Australia - 0.00%
Photon Group, Ltd. (Expiration Date 07/08/2008, Strike Price AUD 3.00) *	2,225	0
St. Barbara, Ltd. (Expiration Date 07/04/2008, Strike Price AUD 0.40) *	28,719	0
France - 0.00%
Altran Technologies SA (Expiration Date 07/07/2008, Strike Price EUR 5.20) * (a)	28,500	4,487
Assystem (Expiration Date 06/30/2008) *	4,374	69
LVL Medical Groupe SA (Expiration Date 06/02/2008, Strike Price EUR 1.00) *	1,337	21
		4,577
Germany - 0.00%
DVB Bank AG (Expiration Date 08/07/2008, Strike Price EUR 225.00) *	631	5,464
Portugal - 0.01%
Altri SGPS SA (Expiration Date 06/30/2008) *	15,809	8,712
Sweden - 0.00%
IBS AB (Expiration Date 06/27/2008, Strike Price SEK 9.50) *	23,000	4,010
United Kingdom - 0.00%
UTV Media PLC (Expiration Date 07/14/2008, Strike Price GBP 130.00) *	9,523	806
TOTAL RIGHTS (Cost $0)		$23,569

International Small Company Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS - 0.00%
Denmark - 0.00%
Nordea Kredit Realkreditaktieselskab, Series ANN
4.00% due 01/01/2038 GBP	3,794	$11,071
TOTAL CORPORATE BONDS (Cost $13,392)		$11,071
SHORT TERM INVESTMENTS - 18.19%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$69,087,260	$69,087,260
TOTAL SHORT TERM INVESTMENTS (Cost $69,087,260)		$69,087,260
REPURCHASE AGREEMENTS - 0.51%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $1,924,096 on 07/01/2008, collateralized by $1,955,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $1,964,775, including interest)
	$1,924,000	$1,924,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,924,000)		$1,924,000
Total Investments (International Small Company Trust) (Cost $480,008,314) - 118.24%		$449,096,917
Liabilities in Excess of Other Assets - (18.24)%		(69,268,684)
TOTAL NET ASSETS - 100.00%		$379,828,233

The portfolio had the following five top industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Building Materials & Construction	5.86%
Banking	5.04%
Crude Petroleum & Natural Gas	4.39%
Food & Beverages	4.35%
Business Services	4.04%

International Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.30%
Austria - 0.99%
Telekom Austria AG	671,200	$14,562,312
Belgium - 1.08%
Belgacom SA	366,810	15,824,168
Bermuda - 1.49%
ACE, Ltd.	395,542	21,790,409
Canada - 0.31%
Biovail Corp.	468,800	4,565,248
China - 0.37%
China Telecom Corp., Ltd. (a)	10,072,427	5,477,199

The accompanying notes are an integral part of the financial statements.

123

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland - 1.66%
Stora Enso Oyj, Series R (a)	1,064,551	$9,989,457
UPM-Kymmene Oyj	878,064	14,377,676
		24,367,133
France - 10.38%
AXA Group SA	834,891	24,791,376
France Telecom SA	1,378,016	40,593,567
Sanofi-Aventis SA	520,553	34,775,001
Thomson SA	1,760,620	9,203,074
Total SA	359,746	30,699,014
Vivendi SA	319,010	12,104,602
		152,166,634
Germany - 7.51%
Bayerische Motoren Werke (BMW) AG	308,986	14,862,066
Deutsche Post AG	639,141	16,704,517
Infineon Technologies AG *	1,605,710	13,980,458
Muenchener Rueckversicherungs-Gesellschaft AG	120,454	21,100,340
SAP AG	393,520	20,607,164
Siemens AG	205,441	22,810,174
		110,064,719
Hong Kong - 1.54%
Hutchison Whampoa, Ltd.	2,244,031	22,620,903
Israel - 1.68%
Check Point Software Technologies, Ltd. *	1,038,511	24,581,555
Italy - 3.42%
Autogrill SpA *	30,600	367,359
Eni SpA	683,757	25,514,044
Mediaset SpA	936,641	6,175,287
UniCredito Italiano SpA	2,960,617	18,120,985
		50,177,675
Japan - 6.96%
Aiful Corp. (a)	428,649	4,965,280
Mitsubishi UFJ Financial Group, Inc.	1,653,000	14,648,707
NGK Spark Plug Company, Ltd. (a)	977,000	11,215,925
Olympus Optical Company, Ltd. (a)	348,000	11,765,504
Promise Company, Ltd. (a)	270,600	7,568,696
Sony Corp.	430,104	18,794,392
Toyota Motor Corp.	222,500	10,497,952
USS Company, Ltd.	342,250	22,594,270
		102,050,726
Netherlands - 5.38%
ING Groep NV	986,952	31,474,399
Koninklijke (Royal) Philips Electronics NV	545,165	18,548,633
Reed Elsevier NV	1,711,462	28,859,307
		78,882,339
Norway - 2.30%
Aker Kvaerner ASA	222,200	5,246,122
Norske Skogindustrier ASA * (a)	1,790,298	8,084,673
Telenor ASA	1,078,695	20,289,598
		33,620,393
Singapore - 3.43%
Flextronics International, Ltd. *	1,556,650	14,632,510

International Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Singapore Telecommunications, Ltd. (a)	8,784,000	$23,371,490
Venture Corp., Ltd. (a)	1,696,311	12,230,944
		50,234,944
South Korea - 3.86%
Kookmin Bank, SADR (a)	212,007	12,404,530
KT Corp., SADR	323,078	6,888,023
Samsung Electronics Company, Ltd.	62,253	37,195,282
		56,487,835
Spain - 1.85%
Telefonica SA	1,018,867	27,078,157
Sweden - 2.08%
Ericsson LM, Series B	1,596,064	16,643,197
Securitas AB, Series B (a)	672,911	7,821,363
Securitas Systems AB	2,770,341	6,026,030
		30,490,590
Switzerland - 6.15%
Adecco SA	483,850	24,013,700
Nestle SA	422,410	19,087,118
Novartis AG	415,350	22,870,577
Swiss Re	202,131	13,464,847
UBS AG *	506,990	10,640,561
		90,076,803
Taiwan - 7.23%
Chunghwa Telecom Company, Ltd., ADR *	839,500	21,298,115
Compal Electronics, Inc., GDR (g)	447,649	2,323,298
Compal Electronics, Inc.	11,909,103	12,869,192
Lite-On Technology Corp.	17,802,093	17,917,634
Mega Financial Holding Company, Ltd.	38,710,000	30,607,848
Taiwan Semiconductor Manufacturing Company, Ltd. *	9,757,000	20,894,310
		105,910,397
United Kingdom - 27.19%
Aviva PLC	1,768,360	17,646,757
BAE Systems PLC	849,301	7,485,682
BP PLC	3,385,565	39,331,670
British Sky Broadcasting Group PLC	1,595,113	14,996,501
Centrica PLC	3,071,320	18,979,875
Compass Group PLC (a)	4,224,667	31,934,546
GlaxoSmithKline PLC	1,517,324	33,637,986
Group 4 Securicor PLC	6,706,810	27,051,884
HBOS PLC	614,430	3,377,831
HSBC Holdings PLC	1,915,120	29,591,996
Kingfisher PLC	6,455,160	14,439,204
Old Mutual PLC	8,588,440	15,875,183
Pearson PLC	1,583,921	19,387,057
Persimmon PLC (a)	1,500,240	9,442,877
Rentokil Initial PLC	6,208,418	12,273,487
Royal Bank of Scotland Group PLC	5,362,346	22,964,119
Royal Dutch Shell PLC, B Shares	781,726	31,453,025
Tesco PLC	1,117,730	8,221,910
Unilever PLC	239,790	6,825,269
Vodafone Group PLC	11,324,238	33,642,537
		398,559,396

The accompanying notes are an integral part of the financial statements.

124

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States - 0.44%
Invesco, Ltd.	267,977	$6,426,089
Nortel Networks Corp. *	7,401	60,836
		6,486,925
TOTAL COMMON STOCKS (Cost $1,430,827,582)		$1,426,076,460
RIGHTS - 0.00%
Switzerland - 0.00%
UBS AG (Expiration Date 06/17/2008, Strike Price CHF 21.00)	11	10
United Kingdom - 0.00%
HBOS PLC (Expiration Date 07/18/2008, Strike Price GBP 2.75)	245,772	52,626
TOTAL RIGHTS (Cost $0)		$52,636
SHORT TERM INVESTMENTS - 9.75%
John Hancock Cash Investment Trust, 2.5657% (c)(f) $120,724,307		$120,724,307
Paribas Corp.
2.50% due 07/01/2008	22,215,000	22,215,000
TOTAL SHORT TERM INVESTMENTS (Cost $142,939,307)		$142,939,307
Total Investments (International Value Trust) (Cost $1,573,766,889) - 107.05%		$1,569,068,403
Liabilities in Excess of Other Assets - (7.05)%		(103,387,685)
TOTAL NET ASSETS - 100.00%		$1,465,680,718

The portfolio had the following five top industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Telecommunications Equipment & Services	15.40%
Insurance	9.97%
Electronics	7.55%
Financial Services	6.02%
International Oil	5.98%

Large Cap Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.54%
Communications - 9.25%
Comcast Corp., Class A	739,800	$14,034,006
Interpublic Group of Companies, Inc. *	736,200	6,331,320
News Corp., Class A	545,800	8,208,832
Nortel Networks Corp. *	25	206
Omnicom Group, Inc.	167,450	7,515,156
R.H. Donnelley Corp. * (a)	89,210	267,630
Sprint Nextel Corp.	1,247,038	11,846,861
Symantec Corp. *	344,115	6,658,625
		54,862,636
Consumer, Cyclical - 10.43%
BorgWarner, Inc.	209,762	9,309,238

Large Cap Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Carnival Corp. (a)	231,701	$7,636,865
Chico’s FAS, Inc. *	203,200	1,091,184
Coach, Inc. *	115,000	3,321,200
Harley-Davidson, Inc.	120,200	4,358,452
Johnson Controls, Inc.	314,319	9,014,669
PACCAR, Inc.	203,250	8,501,947
Royal Caribbean Cruises, Ltd. (a)	111,900	2,514,393
Southwest Airlines Company	338,200	4,410,128
Starbucks Corp. *	357,100	5,620,754
Starwood Hotels & Resorts Worldwide, Inc.	152,000	6,090,640
		61,869,470
Consumer, Non-cyclical - 20.42%
Allergan, Inc.	131,274	6,832,812
Cephalon, Inc. *	39,697	2,647,393
Constellation Brands, Inc., Class A *	240,600	4,778,316
Covidien, Ltd.	108,600	5,200,854
DaVita, Inc. *	55,800	2,964,654
Fortune Brands, Inc.	104,200	6,503,122
Genzyme Corp. *	182,598	13,150,707
Johnson & Johnson	190,792	12,275,557
Medco Health Solutions, Inc. *	163,900	7,736,080
Medtronic, Inc.	162,966	8,433,490
Merck & Company, Inc.	250,200	9,430,038
Millipore Corp. *	64,600	4,383,756
Schering-Plough Corp.	295,900	5,826,271
Sysco Corp.	263,523	7,249,518
UnitedHealth Group, Inc.	98,767	2,592,634
Wyeth	440,782	21,139,905
		121,145,107
Energy - 12.23%
Baker Hughes, Inc.	185,700	16,219,038
Chevron Corp.	108,600	10,765,518
EOG Resources, Inc.	46,400	6,087,680
Halliburton Company	373,000	19,795,110
Marathon Oil Corp.	160,100	8,304,387
Peabody Energy Corp.	129,200	11,376,060
		72,547,793
Financial - 15.52%
AFLAC, Inc.	166,800	10,475,040
Bank of New York Mellon Corp.	139,876	5,291,509
Citigroup, Inc.	800,466	13,415,810
City National Corp.	44,900	1,888,943
Discover Financial Services	395,743	5,211,935
Federal Home Loan Mortgage Corp.	331,055	5,429,302
Fifth Third Bancorp (a)	353,405	3,597,663
Hartford Financial Services Group, Inc.	102,962	6,648,256
Morgan Stanley	286,787	10,344,407
Principal Financial Group, Inc.	180,300	7,567,191
SunTrust Banks, Inc.	148,500	5,378,670
Wells Fargo & Company	706,722	16,784,648
		92,033,374
Funds - 0.26%
SPDR Trust Series 1	12,000	1,535,760

The accompanying notes are an integral part of the financial statements.

125

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial - 12.29%
Burlington Northern Santa Fe Corp.	132,750	$13,260,397
FedEx Corp.	155,417	12,245,305
General Electric Company	649,400	17,332,486
Illinois Tool Works, Inc.	265,352	12,606,874
Masco Corp.	503,722	7,923,547
Pall Corp.	121,400	4,817,152
Ryder Systems, Inc.	68,700	4,732,056
		72,917,817
Technology - 13.24%
Analog Devices, Inc.	342,500	10,881,225
Broadcom Corp., Class A *	171,900	4,691,151
Dell, Inc. *	264,400	5,785,072
Intel Corp.	949,700	20,399,556
Intuit, Inc. *	232,600	6,412,782
Lexmark International, Inc. *	67,200	2,246,496
Microsoft Corp.	533,600	14,679,336
NetApp, Inc. *	302,900	6,560,814
Xilinx, Inc.	272,309	6,875,802
		78,532,234
Utilities - 4.90%
American Electric Power Company, Inc.	141,657	5,698,861
Exelon Corp.	109,887	9,885,435
NiSource, Inc.	169,002	3,028,516
Pepco Holdings, Inc.	110,719	2,839,942
Sempra Energy	134,386	7,586,090
		29,038,844
TOTAL COMMON STOCKS (Cost $683,129,976)		$584,483,035
SHORT TERM INVESTMENTS - 2.39%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$14,197,345	$14,197,345
TOTAL SHORT TERM INVESTMENTS (Cost	$14,197,345)	$14,197,345
REPURCHASE AGREEMENTS - 1.33%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $7,861,393 on 07/01/2008, collateralized by $7,980,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $8,019,900, including interest)
	$7,861,000	$7,861,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,861,000)		$7,861,000
Total Investments (Large Cap Trust) (Cost $705,188,321) - 102.26%		$606,541,380
Liabilities in Excess of Other Assets - (2.26)%		(13,394,517)
TOTAL NET ASSETS - 100.00%		$593,146,863

Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 99.94%
Basic Materials - 7.45%
Biogen Idec, Inc. *	117,000	$6,539,130
Carpenter Technology Corp.	81,000	3,535,650
Dow Chemical Company	199,000	6,947,090
Eli Lilly & Company	161,000	7,431,760
International Paper Company	213,000	4,962,900
Nucor Corp.	124,000	9,259,080
Reliance Steel & Aluminum Company	91,000	7,015,190
The Mosaic Company *	47,000	6,800,900
		52,491,700
Communications - 5.87%
AT&T, Inc.	245,000	8,254,050
CenturyTel, Inc.	90,000	3,203,100
Juniper Networks, Inc. *	245,000	5,434,100
McAfee, Inc. *	62,000	2,109,860
Nortel Networks Corp. *	6,572	54,022
Qwest Communications International, Inc. (a)	760,000	2,986,800
Symantec Corp. *	456,000	8,823,600
Walt Disney Company	336,000	10,483,200
		41,348,732
Consumer, Cyclical - 6.31%
D.R. Horton, Inc.	385,000	4,177,250
Dollar Tree, Inc. *	22,000	719,180
Ford Motor Company * (a)	1,246,000	5,993,260
Hasbro, Inc.	99,000	3,536,280
Ingram Micro, Inc., Class A *	237,000	4,206,750
McDonald’s Corp.	136,000	7,645,920
RadioShack Corp.	297,000	3,644,190
Southwest Airlines Company	366,000	4,772,640
Wal-Mart Stores, Inc.	174,000	9,778,800
		44,474,270
Consumer, Non-cyclical - 12.53%
AmerisourceBergen Corp.	116,000	4,638,840
Amgen, Inc. *	205,000	9,667,800
Johnson & Johnson	296,000	19,044,640
McKesson Corp.	129,000	7,212,390
Medco Health Solutions, Inc. *	108,000	5,097,600
Merck & Company, Inc.	227,000	8,555,630
Pfizer, Inc.	1,174,000	20,509,780
The Kroger Company	223,000	6,438,010
WellPoint, Inc. *	151,000	7,196,660
		88,361,350
Energy - 28.80%
Anadarko Petroleum Corp.	150,000	11,226,000
Apache Corp.	92,000	12,788,000
Chevron Corp.	306,000	30,333,780
ConocoPhillips	259,000	24,447,010
Devon Energy Corp.	116,000	13,938,560
ENSCO International, Inc.	92,000	7,428,080
Exxon Mobil Corp.	569,000	50,145,970
Frontier Oil Corp.	173,000	4,136,430
Hess Corp.	55,000	6,940,450
Marathon Oil Corp.	172,000	8,921,640
National Fuel Gas Company	15,000	892,200
Noble Energy, Inc.	85,000	8,547,600

The accompanying notes are an integral part of the financial statements.

126

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Occidental Petroleum Corp.	182,000	$16,354,520
Sunoco, Inc.	73,000	2,970,370
Valero Energy Corp.	96,000	3,953,280
		203,023,890
Financial - 15.79%
ACE, Ltd.	165,000	9,089,850
Aetna, Inc.	111,000	4,498,830
Allstate Corp.	216,000	9,847,440
Bank of America Corp.	88,000	2,100,560
Capital One Financial Corp.	226,000	8,590,260
Chubb Corp.	184,000	9,017,840
Cincinnati Financial Corp.	187,000	4,749,800
Hanover Insurance Group, Inc.	20,000	850,000
HCC Insurance Holdings, Inc.	47,000	993,580
Hudson City Bancorp, Inc.	450,000	7,506,000
JP Morgan Chase & Company	531,000	18,218,610
MetLife, Inc.	169,000	8,918,130
Nasdaq Stock Market, Inc. *	233,000	6,186,150
Progressive Corp.	113,000	2,115,360
The Travelers Companies, Inc.	213,000	9,244,200
Torchmark Corp.	133,000	7,800,450
Unum Group	76,000	1,554,200
		111,281,260
Industrial - 13.79%
AGCO Corp. *	93,000	4,874,130
CSX Corp.	113,000	7,097,530
Deere & Company	98,000	7,068,740
Emerson Electric Company	18,000	890,100
General Dynamics Corp.	127,000	10,693,400
General Electric Company	595,000	15,880,550
Honeywell International, Inc.	107,000	5,379,960
KLA-Tencor Corp.	178,000	7,246,380
Lockheed Martin Corp.	30,480	3,007,157
Northrop Grumman Corp.	104,000	6,957,600
Parker-Hannifin Corp.	48,000	3,423,360
Republic Services, Inc.	41,000	1,217,700
Ryder Systems, Inc.	32,000	2,204,160
SPX Corp.	55,000	7,245,150
United Technologies Corp.	116,000	7,157,200
Waste Management, Inc.	183,000	6,900,930
		97,244,047
Technology - 8.55%
Agilent Technologies, Inc. *	75,000	2,665,500
BMC Software, Inc. *	57,665	2,075,940
Computer Sciences Corp. *	99,000	4,637,160
Compuware Corp. *	279,000	2,661,660
Hewlett-Packard Company	120,000	5,305,200
Intel Corp.	415,000	8,914,200
International Business Machines Corp.	59,000	6,993,270
Intersil Corp., Class A	186,000	4,523,520
L-3 Communications Holdings, Inc.	36,000	3,271,320
Novell, Inc. *	263,000	1,549,070
Novellus Systems, Inc. * (a)	135,000	2,860,650
Oracle Corp. *	115,739	2,430,519
QLogic Corp. *	56,000	817,040

Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology (continued)
Raytheon Company	77,000	$4,333,560
Western Digital Corp. *	119,000	4,109,070
Xerox Corp.	229,000	3,105,240
		60,252,919
Utilities - 0.85%
NRG Energy, Inc. *	140,000	6,006,000
TOTAL COMMON STOCKS (Cost $710,829,141)		$704,484,168
SHORT TERM INVESTMENTS - 1.65%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$11,640,719	$11,640,719
TOTAL SHORT TERM INVESTMENTS (Cost $11,640,719)		$11,640,719
REPURCHASE AGREEMENTS - 0.08%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $597,030 on 07/01/2008, collateralized by $610,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $613,050, including interest)
	$597,000	$597,000
TOTAL REPURCHASE AGREEMENTS (Cost $597,000)		$597,000
Total Investments (Large Cap Value Trust) (Cost $723,066,860) - 101.67%		$716,721,887
Liabilities in Excess of Other Assets - (1.67)%		(11,784,002)
TOTAL NET ASSETS - 100.00%		$704,937,885

Managed Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 57.64%
Basic Materials - 2.04%
Air Products & Chemicals, Inc.	9,200	$909,512
Alcoa, Inc.	3,500	124,670
Barrick Gold Corp. (a)	32,000	1,456,000
Biogen Idec, Inc. *	37,100	2,073,519
Celanese Corp., Series A	8,100	369,846
Dow Chemical Company	3,900	136,149
Eli Lilly & Company	124,400	5,742,304
FMC Corp.	3,700	286,528
Lubrizol Corp.	4,400	203,852
Monsanto Company	73,200	9,255,408
Nucor Corp.	9,400	701,898
Praxair, Inc.	21,500	2,026,160
Reliance Steel & Aluminum Company	1,800	138,762
Sigma-Aldrich Corp.	4,500	242,370
The Mosaic Company *	5,000	723,500
		24,390,478

The accompanying notes are an integral part of the financial statements.

127

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications - 4.27%
Amazon.com, Inc. *	29,100	$2,133,903
AT&T, Inc.	93,942	3,164,906
Cisco Systems, Inc. *	529,100	12,306,866
Corning, Inc.	2,700	62,235
Discovery Holding Company *	18,900	415,044
eBay, Inc. *	203,000	5,547,990
Expedia, Inc. *	9,900	181,962
Gannett Company, Inc.	40,500	877,635
Google, Inc., Class A *	14,700	7,738,374
Juniper Networks, Inc. *	21,700	481,306
McGraw-Hill Companies, Inc.	3,800	152,456
QUALCOMM, Inc.	255,900	11,354,283
VeriSign, Inc. *	9,500	359,100
Verizon Communications, Inc.	174,600	6,180,840
		50,956,900
Consumer, Cyclical - 6.07%
Abercrombie & Fitch Company, Class A	14,500	908,860
Advance Auto Parts, Inc.	1,800	69,894
American Eagle Outfitters, Inc.	78,900	1,075,407
AutoNation, Inc. *	20,600	206,412
AutoZone, Inc. *	6,800	822,868
Bed Bath & Beyond, Inc. *	39,600	1,112,760
Best Buy Company, Inc.	12,700	502,920
BorgWarner, Inc.	5,400	239,652
Coach, Inc. *	32,200	929,936
Copart, Inc. *	1,700	72,794
Costco Wholesale Corp.	21,700	1,522,038
CVS Caremark Corp.	12,400	490,668
Family Dollar Stores, Inc.	11,600	231,304
Fastenal Company (a)	4,200	181,272
Ford Motor Company * (a)	182,668	878,633
GameStop Corp., Class A *	10,500	424,200
General Motors Corp.	24,300	279,450
Harley-Davidson, Inc.	39,300	1,425,018
Home Depot, Inc.	486,600	11,396,172
Johnson Controls, Inc.	26,300	754,284
Kohl’s Corp. *	38,200	1,529,528
Liz Claiborne, Inc.	13,800	195,270
Lowe’s Companies, Inc.	229,900	4,770,425
McDonald’s Corp.	22,800	1,281,816
Mohawk Industries, Inc. * (a)	2,000	128,200
NIKE, Inc., Class B	12,500	745,125
Nordstrom, Inc.	21,600	654,480
Office Depot, Inc. *	55,500	607,170
PACCAR, Inc.	22,775	952,678
Staples, Inc.	59,900	1,422,625
Target Corp.	56,400	2,622,036
The Gap, Inc.	23,700	395,079
The TJX Companies, Inc.	12,000	377,640
Tiffany & Company	4,300	175,225
VF Corp.	1,000	71,180
W.W. Grainger, Inc.	800	65,440
Walgreen Company	144,400	4,694,444
Wal-Mart Stores, Inc.	502,400	28,234,880
Wynn Resorts, Ltd. *	700	56,945
		72,504,728

Managed Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical - 19.70%
Abbott Laboratories	81,800	$4,332,946
Altria Group, Inc.	260,100	5,347,656
AmerisourceBergen Corp.	31,700	1,267,683
Amgen, Inc. *	54,400	2,565,504
Amylin Pharmaceuticals, Inc. * (a)	2,300	58,397
Anheuser-Busch Companies, Inc.	34,400	2,136,928
Apollo Group, Inc., Class A *	49,800	2,204,148
Archer-Daniels-Midland Company	29,700	1,002,375
Avon Products, Inc.	20,600	742,012
Becton, Dickinson & Company	2,000	162,600
BioMarin Pharmaceutical, Inc. *	2,000	57,960
C.R. Bard, Inc.	800	70,360
Cardinal Health, Inc.	35,800	1,846,564
Coca-Cola Enterprises, Inc.	14,400	249,120
Colgate-Palmolive Company	58,000	4,007,800
Covance, Inc. *	5,400	464,508
Coventry Health Care, Inc. *	60,200	1,831,284
DENTSPLY International, Inc.	5,600	206,080
Estee Lauder Companies, Inc., Class A	13,900	645,655
Express Scripts, Inc. *	99,800	6,259,456
Forest Laboratories, Inc. *	49,000	1,702,260
Genentech, Inc. *	4,900	371,910
General Mills, Inc.	1,200	72,924
Genzyme Corp. *	4,200	302,484
Gilead Sciences, Inc. *	67,700	3,584,715
Illumina, Inc. *	900	78,399
Intuitive Surgical, Inc. *	4,900	1,320,060
Invitrogen Corp. *	7,000	274,820
ITT Educational Services, Inc. *	15,600	1,289,028
Johnson & Johnson	476,000	30,625,840
Kellogg Company	8,400	403,368
Kimberly-Clark Corp.	39,900	2,385,222
King Pharmaceuticals, Inc. *	9,300	97,371
Kraft Foods, Inc., Class A	34,236	974,014
Manpower, Inc.	3,300	192,192
McKesson Corp.	72,800	4,070,248
Medco Health Solutions, Inc. *	49,800	2,350,560
Medtronic, Inc.	77,700	4,020,975
Merck & Company, Inc.	442,300	16,670,287
Patterson Companies, Inc. *	6,300	185,157
Pepsi Bottling Group, Inc.	2,300	64,216
PepsiAmericas, Inc.	3,000	59,340
PepsiCo, Inc.	311,900	19,833,721
Perrigo Company	2,100	66,717
Pfizer, Inc.	1,453,400	25,390,898
Philip Morris International, Inc.	118,500	5,852,715
Procter & Gamble Company	251,300	15,281,553
Quest Diagnostics, Inc.	8,200	397,454
Schering-Plough Corp.	3,700	72,853
Stryker Corp.	57,200	3,596,736
SUPERVALU, Inc.	8,608	265,901
The Coca-Cola Company	452,200	23,505,356
The Kroger Company	2,700	77,949
Tyson Foods, Inc., Class A	4,000	59,760
UnitedHealth Group, Inc.	637,822	16,742,828
UST, Inc.	15,800	862,838

The accompanying notes are an integral part of the financial statements.

128

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Varian Medical Systems, Inc. *	1,600	$82,960
WellPoint, Inc. *	104,700	4,990,002
Western Union Company	3,200	79,104
William Wrigley, Jr. Company	12,900	1,003,362
Wyeth	59,100	2,834,436
Zimmer Holdings, Inc. *	113,800	7,744,090
		235,295,659
Diversified - 0.09%
Leucadia National Corp.	22,100	1,037,374
Energy - 12.28%
Anadarko Petroleum Corp.	41,200	3,083,408
Apache Corp.	43,500	6,046,500
Arch Coal, Inc.	1,100	82,533
Baker Hughes, Inc.	6,900	602,646
BJ Services Company	2,400	76,656
Cameron International Corp. *	19,700	1,090,395
Chesapeake Energy Corp.	16,400	1,081,744
Chevron Corp.	329,500	32,663,335
ConocoPhillips	127,352	12,020,755
Denbury Resources, Inc. *	13,500	492,750
Devon Energy Corp.	38,500	4,626,160
Diamond Offshore Drilling, Inc.	8,600	1,196,604
EOG Resources, Inc.	9,600	1,259,520
Exxon Mobil Corp.	507,200	44,699,537
Forest Oil Corp. *	1,100	81,950
Halliburton Company	23,800	1,263,066
Hess Corp.	18,900	2,384,991
Murphy Oil Corp.	18,700	1,833,535
Noble Corp.	12,600	818,496
Noble Energy, Inc.	3,000	301,680
Occidental Petroleum Corp.	136,700	12,283,862
Peabody Energy Corp.	2,400	211,320
Quicksilver Resources, Inc. *	2,000	77,280
Range Resources Corp.	2,400	157,296
Rowan Companies, Inc.	1,700	79,475
Schlumberger, Ltd.	67,300	7,230,039
Smith International, Inc.	13,300	1,105,762
Southwestern Energy Company *	7,900	376,119
Sunoco, Inc.	9,800	398,762
Transocean, Inc. *	26,514	4,040,469
Valero Energy Corp.	58,500	2,409,030
Weatherford International, Ltd. *	39,800	1,973,682
XTO Energy, Inc.	9,000	616,590
		146,665,947
Financial - 3.44%
ACE, Ltd.	23,300	1,283,597
Aetna, Inc.	6,100	247,233
AFLAC, Inc.	49,500	3,108,600
Allstate Corp.	119,400	5,443,446
American International Group, Inc.	143,000	3,783,780
Aon Corp.	16,200	744,228
Assurant, Inc.	2,600	171,496
Bank of America Corp.	237,884	5,678,291
BB&T Corp. (a)	28,800	655,776
Blackrock, Inc.	4,300	761,100

Managed Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial (continued)
Charles Schwab Corp.	9,000	$184,860
Chubb Corp.	61,300	3,004,313
Citigroup, Inc.	376,600	6,311,816
Comerica, Inc.	11,000	281,930
Federal Home Loan Mortgage Corp.	25,300	414,920
Fifth Third Bancorp	3,300	33,594
First American Corp.	6,200	163,680
Goldman Sachs Group, Inc.	800	139,920
Hartford Financial Services Group, Inc.	13,600	878,152
Hudson City Bancorp, Inc.	23,600	393,648
Humana, Inc. *	1,500	59,655
Janus Capital Group, Inc.	2,500	66,175
Old Republic International Corp.	4,900	58,016
Progressive Corp.	43,400	812,448
SAFECO Corp.	5,300	355,948
SLM Corp. *	3,300	63,855
State Street Corp.	5,100	326,349
T. Rowe Price Group, Inc.	2,500	141,175
The Travelers Companies, Inc.	74,800	3,246,320
Torchmark Corp.	9,000	527,850
U.S. Bancorp	38,100	1,062,609
UnionBanCal Corp.	3,100	125,302
Unum Group	11,900	243,355
W.R. Berkley Corp.	11,900	287,504
Wachovia Corp.	5,600	86,968
		41,147,909
Industrial - 3.49%
3M Company	101,700	7,077,303
Applied Biosystems, Inc. *	2,100	70,308
Avnet, Inc. *	9,100	248,248
C.H. Robinson Worldwide, Inc.	4,000	219,360
Caterpillar, Inc.	15,100	1,114,682
CSX Corp.	2,900	182,149
Danaher Corp.	45,100	3,486,230
Deere & Company	56,200	4,053,706
Eaton Corp.	800	67,976
Emerson Electric Company	17,800	880,210
Energizer Holdings, Inc. *	13,900	1,015,951
FedEx Corp.	800	63,032
FLIR Systems, Inc. *	7,200	292,104
Flowserve Corp.	4,500	615,150
Fluor Corp.	11,500	2,139,920
FMC Technologies, Inc. *	11,500	884,695
General Dynamics Corp.	45,700	3,847,940
Goodrich Corp.	9,200	436,632
Harsco Corp.	1,200	65,292
Honeywell International, Inc.	13,500	678,780
Illinois Tool Works, Inc.	4,100	194,791
Ingersoll-Rand Company, Ltd., Class A	11,212	419,665
Jacobs Engineering Group, Inc. *	15,300	1,234,710
Martin Marietta Materials, Inc. (a)	1,700	176,103
Masco Corp.	12,200	191,906
Northrop Grumman Corp.	1,900	127,110
Owens-Illinois, Inc. *	15,600	650,364
Parker-Hannifin Corp.	21,600	1,540,512
Precision Castparts Corp.	5,300	510,761

The accompanying notes are an integral part of the financial statements.

129

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial (continued)
Rockwell Collins, Inc.	5,000	$239,800
Ryder Systems, Inc.	1,000	68,880
SPX Corp.	2,600	342,498
Stericycle, Inc. *	2,800	144,760
Textron, Inc.	20,600	987,358
Tyco International, Ltd.	20,100	804,804
Union Pacific Corp.	5,100	385,050
United Parcel Service, Inc., Class B	25,100	1,542,897
United Technologies Corp.	72,500	4,473,250
Waters Corp. *	2,700	174,150
		41,649,037
Technology - 6.16%
Affiliated Computer Services, Inc., Class A *	20,300	1,085,847
Analog Devices, Inc.	2,100	66,717
Apple, Inc. *	56,900	9,527,336
Autodesk, Inc. *	2,700	91,287
Citrix Systems, Inc. *	18,900	555,849
Cypress Semiconductor Corp. *	3,300	81,675
Dell, Inc. *	169,200	3,702,096
EMC Corp. *	106,100	1,558,609
Fiserv, Inc. *	38,600	1,751,282
Hewlett-Packard Company	23,700	1,047,777
Intel Corp.	184,300	3,958,764
International Business Machines Corp.	38,400	4,551,552
Intuit, Inc. *	2,600	71,682
L-3 Communications Holdings, Inc.	22,600	2,053,662
Lexmark International, Inc. *	4,300	143,749
MasterCard, Inc., Class A	2,900	770,008
Microsoft Corp.	1,075,700	29,592,507
National Semiconductor Corp.	3,500	71,890
Oracle Corp. *	510,200	10,714,200
Raytheon Company	6,700	377,076
SEI Investments Company	8,000	188,160
Texas Instruments, Inc.	11,000	309,760
Total Systems Services, Inc.	11,700	259,974
Trimble Navigation, Ltd. *	1,800	64,260
Western Digital Corp. *	29,100	1,004,823
		73,600,542
Utilities - 0.10%
NRG Energy, Inc. *	3,400	145,860
PPL Corp.	4,800	250,896
Public Service Enterprise Group, Inc.	9,200	422,556
Reliant Energy, Inc. *	16,300	346,701
		1,166,013
TOTAL COMMON STOCKS (Cost $752,502,764)		$688,414,587
U.S. TREASURY OBLIGATIONS - 1.60%
Government - 1.60%
5.00% due 05/15/2037	9,183,000	9,868,860
2.00% due 02/28/2010	263,000	261,089
3.875% due 05/15/2018	7,231,000	7,164,338
4.625% due 07/31/2009	1,145,000	1,172,015

Managed Trust (continued)
	Shares or Principal Amount	Value
U.S. TREASURY OBLIGATIONS (continued)
Government (continued)
4.875% due 06/30/2009	$665,000	$681,261
		19,147,563
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,050,649)		$19,147,563
U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.44%
Government - 0.06%
4.50% due 11/15/2012	500,000	509,355
5.00% due 07/15/2014	270,000	279,342
		788,697
Mortgage Securities - 13.38%
4.638% due 07/01/2035 (b)	1,080,115	1,083,825
5.00% TBA **	4,040,000	3,871,772
6.00% due 08/01/2017	107,519	110,991
6.50% due 03/01/2017	43,612	45,167
6.50% TBA **	3,350,000	3,451,416
3.781% due 07/01/2033 (b)	43,947	45,011
4.375% due 03/15/2013	4,250,000	4,290,252
4.50% due 10/01/2018	2,616,669	2,579,259
4.50% TBA **	14,430,000	13,950,879
5.00% due 12/01/2034 to 07/01/2035	12,817,319	12,344,255
5.00% TBA **	15,520,000	15,345,400
5.50% due 07/01/2017 to 12/01/2034	19,193,743	19,094,542
5.50% TBA **	19,640,000	19,565,885
6.00% due 07/01/2016 to 03/01/2036	21,833,594	22,171,372
6.00% TBA **	20,322,000	20,618,019
6.25% due 05/15/2029	875,000	989,174
6.50% due 02/01/2036	383,815	396,109
6.50% TBA **	12,587,000	13,002,276
7.00% due 12/01/2012 to 10/25/2041	1,998,759	2,067,309
7.00% TBA **	3,405,000	3,568,334
7.50% due 11/01/2030 to 07/01/2031	79,877	85,182
5.00% due 01/15/2035 to 04/15/2035	753,551	732,357
5.50% due 03/15/2035	379,198	378,502
		159,787,288
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $159,961,522)		$160,575,985
FOREIGN GOVERNMENT OBLIGATIONS - 0.03%
Mexico - 0.01%
Government of Mexico
9.875% due 02/01/2010	95,000	103,597
Peru - 0.02%
Republic of Peru
7.35% due 07/21/2025	250,000	278,750
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $355,355)		$382,347
CORPORATE BONDS - 15.50%
Basic Materials - 0.15%
Alcan, Inc.
5.00% due 06/01/2015	590,000	565,175
Alcoa, Inc.
5.72% due 02/23/2019	170,000	157,696

The accompanying notes are an integral part of the financial statements.

130

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Basic Materials (continued)
ArcelorMittal
6.125% due 06/01/2018 (g)	$160,000	$156,361
Corporacion Nacional del Cobre
5.50% due 10/15/2013 (g)	702,000	710,720
ICI Wilmington, Inc.
4.375% due 12/01/2008	235,000	235,344
		1,825,296
Communications - 1.70%
American Tower Corp.
7.50% due 05/01/2012	170,000	171,700
AT&T Wireless Services, Inc.
8.75% due 03/01/2031	767,000	910,106
AT&T, Inc.
6.30% due 01/15/2038	735,000	694,395
British Telecommunications PLC
5.95% due 01/15/2018	605,000	578,387
Citizens Communications Company
9.00% due 08/15/2031	1,100,000	990,000
Clear Channel Communications, Inc.
7.65% due 09/15/2010	125,000	128,219
Cox Communications, Inc., Class A
4.625% due 06/01/2013	757,000	716,634
Deutsche Telekom International Finance BV
8.50% due 06/15/2010	721,000	762,739
8.75 due 06/15/2030	510,000	585,163
Embarq Corp.
7.995% due 06/01/2036	1,000,000	945,982
France Telecom SA
7.75% due 03/01/2011	470,000	497,749
8.50% due 03/01/2031	1,280,000	1,549,363
News America Holdings, Inc.
6.75% due 01/09/2038	30,000	30,683
News America, Inc.
6.65% due 11/15/2037	612,000	597,577
Rogers Wireless, Inc.
9.625% due 05/01/2011	140,000	154,968
SBC Communications, Inc.
5.10% due 09/15/2014	40,000	39,211
5.625% due 06/15/2016	550,000	544,677
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011 (g)	75,000	78,169
Sprint Capital Corp.
8.375% due 03/15/2012	1,138,000	1,126,620
8.75% due 03/15/2032	3,335,000	3,176,587
Telecom Italia Capital SA
4.00% due 01/15/2010	150,000	147,983
Time Warner Entertainment Company LP
8.375% due 07/15/2033	600,000	649,354
Time Warner, Inc.
5.875% due 11/15/2016	1,000,000	942,954
7.625% due 04/15/2031	130,000	131,982
Verizon Communications, Inc.
7.375% due 09/01/2012	618,000	666,792
Verizon New York, Inc., Series A
6.875% due 04/01/2012	1,133,000	1,181,601
Viacom, Inc.
6.25% due 04/30/2016	975,000	941,726
6.875% due 04/30/2036	530,000	497,716

Managed Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communications (continued)
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications
8.375% due 04/30/2013 (g)	$800,000	$788,662
		20,227,699
Consumer, Cyclical - 0.59%
Centex Corp.
4.55% due 11/01/2010	1,800,000	1,584,000
5.80% due 09/15/2009	1,065,000	1,011,750
CVS Caremark Corp.
6.302% due 06/01/2037 (b)	1,000,000	857,500
DaimlerChrysler N.A. Holding Corp.
5.875% due 03/15/2011	1,080,000	1,093,891
Marriott International, Inc.
4.625% due 06/15/2012	565,000	523,730
MGM Mirage, Inc.
6.00% due 10/01/2009	1,213,000	1,193,289
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	135,000	133,650
Pulte Homes, Inc.
6.25% due 02/15/2013	100,000	90,000
Yum! Brands, Inc.
6.25% due 03/15/2018	605,000	589,932
		7,077,742
Consumer, Non-cyclical - 0.89%
Anheuser-Busch Companies, Inc.
6.50% due 02/01/2043	1,232,000	1,140,084
Coventry Health Care, Inc.
5.875% due 01/15/2012	1,483,000	1,431,340
General Mills, Inc.
5.70% due 02/15/2017	475,000	470,829
Hospira, Inc.
5.90% due 06/15/2014	110,000	110,335
Kellogg Company, Series B
6.60% due 04/01/2011	200,000	210,420
Nabisco, Inc.
7.55% due 06/15/2015	500,000	535,811
Schering Plough Corp.
5.55% due 12/01/2013	630,000	634,173
Smithfield Foods, Inc.
7.00% due 08/01/2011	1,483,000	1,353,237
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)	690,000	640,826
Tesco PLC
6.15% due 11/15/2037 (g)	845,000	783,227
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	475,000	464,141
6.15% due 02/01/2036	475,000	454,771
UnitedHealth Group, Inc.
4.875% due 02/15/2013	325,000	314,483
5.375% due 03/15/2016	650,000	610,678
5.80% due 03/15/2036	305,000	252,446
WellPoint, Inc.
5.00% due 12/15/2014	686,000	643,707
6.375% due 06/15/2037	612,000	552,257
		10,602,765

The accompanying notes are an integral part of the financial statements.

131

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy - 1.53%
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	$690,000	$738,648
CNOOC Finance 2003, Ltd.
5.50% due 05/21/2033 (g)	896,000	771,115
Devon Financing Corp., ULC
6.875% due 09/30/2011	150,000	159,204
Duke Capital LLC
6.75% due 02/15/2032	929,000	878,120
Duke Energy Field Services LLC
6.45% due 11/03/2036 (g)	1,020,000	929,878
Enbridge Energy Partners L.P., Series B
4.75% due 06/01/2013	1,140,000	1,101,872
Enterprise Products Operating LP
4.95% due 06/01/2010	850,000	849,816
Enterprise Products Operating LP, Series B
6.875% due 03/01/2033	834,000	818,850
Gaz Capital SA
8.146% due 04/11/2018 (g)	850,000	878,687
GS Caltex Corp.
5.50% due 08/25/2014 (g)	778,000	709,638
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035	660,000	572,621
7.30% due 08/15/2033	986,000	1,008,846
Nexen, Inc.
5.875% due 03/10/2035	993,000	886,839
Pemex Project Funding Master Trust
4.0763% due 06/15/2010 (b)(g)	200,000	200,800
7.375% due 12/15/2014	500,000	546,682
Premcor Refining Group, Inc.
7.50% due 06/15/2015	170,000	175,385
Talisman Energy, Inc.
6.25% due 02/01/2038	2,015,000	1,852,220
TEPPCO Partners, L.P.
6.125% due 02/01/2013	872,000	864,596
Texas Gas Transmission Corp.
4.60% due 06/01/2015	1,860,000	1,688,290
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	932,000	826,006
Valero Logistics Operations LP
6.05% due 03/15/2013	1,875,000	1,830,733
		18,288,846
Financial - 8.56%
Allied Capital Corp.
6.625% due 07/15/2011	625,000	604,604
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	600,000	561,563
American Express Bank FSB, BKNT
6.00% due 09/13/2017	1,245,000	1,201,252
AON Capital Trust A
8.205% due 01/01/2027	1,420,000	1,387,336
Assurant, Inc.
6.75% due 02/15/2034	1,965,000	1,791,876
AXA Financial, Inc.
7.75% due 08/01/2010	712,000	750,680
BAC Capital Trust XIII
3.1762% due 03/15/2043 (b)	945,000	713,239
BAC Capital Trust XV
3.4819% due 06/01/2056 (b)	1,600,000	1,241,515

Managed Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Banco Santander Chile
3.0269% due 12/09/2009 (b)(g)	$2,270,000	$2,224,984
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	195,000	188,451
Boeing Capital Corp.
6.50% due 02/15/2012	1,198,000	1,271,463
Boston Properties, Ltd.
6.25% due 01/15/2013	1,763,000	1,795,464
Camden Property Trust
5.00% due 06/15/2015	360,000	314,749
Capmark Financial Group, Inc.
5.875% due 05/10/2012	1,860,000	1,312,066
Caterpillar Financial Services Corp., MTN
5.45% due 04/15/2018	1,135,000	1,125,202
Chuo Mitsui Trust & Banking Company
5.506% due 12/29/2049 (b)(g)	150,000	129,455
CIT Group, Inc.
3.0744% due 11/03/2010 (b)	1,800,000	1,444,502
6.00% due 04/01/2036	1,590,000	1,100,442
6.10% due 03/15/2067 (b)	900,000	413,784
Citigroup, Inc.
5.50% due 04/11/2013	1,000,000	975,977
5.625% due 08/27/2012	1,260,000	1,239,602
6.125% due 11/21/2017	995,000	954,905
Colonial Properties Trust
6.25% due 06/15/2014	1,380,000	1,286,771
Comerica Capital Trust II
6.576% due 02/20/2037 (b)	2,000,000	1,259,440
DBS Bank, Ltd.
7.125% due 05/15/2011 (g)	100,000	105,547
Developers Diversified Realty Corp.
4.625% due 08/01/2010	125,000	120,795
Dresdner Bank-New York
7.25% due 09/15/2015	930,000	964,110
Duke Realty LP
5.95% due 02/15/2017	640,000	591,091
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	870,000	772,706
ERP Operating LP
4.75% due 06/15/2009	190,000	188,451
Financial Security Assurance Holdings, Ltd.
6.40% due 12/15/2066 (b)(g)	1,745,000	1,097,082
Foundation Re II, Ltd.
9.445% due 11/26/2010 (b)(g)	350,000	350,977
Fund American Companies, Inc.
5.875% due 05/15/2013	1,113,000	1,076,695
General Electric Capital Corp., Series A
5.875% due 02/15/2012	1,966,000	2,039,686
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	1,350,000	938,736
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	696,000	665,386
HBOS PLC
5.375% due 12/29/2049 (b)(g)	190,000	167,543
Health Care Property Investors, Inc.
6.30% due 09/15/2016	1,690,000	1,506,458
6.45% due 06/25/2012	648,000	621,070
Health Care, Inc.
6.00% due 11/15/2013	523,000	499,847

The accompanying notes are an integral part of the financial statements.

132

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Health Care, Inc. (continued)
6.20% due 06/01/2016	$985,000	$901,445
Hospitality Properties Trust
6.75% due 02/15/2013	2,100,000	1,994,819
HSBC Bank USA, Inc.
4.625% due 04/01/2014	750,000	712,301
HSBC Holdings PLC
6.50% due 09/15/2037	1,115,000	1,016,416
ICICI Bank, Ltd.
3.25% due 01/12/2010 (b)(g)	520,000	504,192
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)	80,000	64,238
International Lease Finance Corp.
3.50% due 04/01/2009	270,000	263,064
4.55% due 10/15/2009	100,000	97,162
4.75% due 07/01/2009	555,000	544,044
5.875% due 05/01/2013	1,317,000	1,175,001
John Deere Capital Corp., Series D
4.125% due 01/15/2010	625,000	625,842
JP Morgan Chase & Company
6.75% due 02/01/2011	1,000,000	1,037,919
JP Morgan Chase & Company, Series L
7.90% due 12/31/2049 (b)	2,240,000	2,100,314
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	1,670,000	1,444,263
JP Morgan Chase Capital XXIII
3.6756% due 05/15/2047 (b)	1,605,000	1,227,404
Kimco Realty Corp.
5.70% due 05/01/2017	1,000,000	916,989
Landsbanki Islands HF
7.431% due 12/31/2049 (b)(g)	1,235,000	779,773
Lehman Brothers Holdings, Inc., MTN
3.4869% due 01/26/2017 (b)	1,405,000	1,047,555
5.25% due 02/06/2012	1,280,000	1,211,308
6.875% due 05/02/2018	595,000	576,022
Liberty Mutual Group, Inc.
6.50% due 03/15/2035 (g)	1,140,000	897,677
7.50% due 08/15/2036 (g)	1,090,000	953,214
Lincoln National Corp.
6.05% due 04/20/2067 (b)	505,000	425,800
7.00% due 05/17/2066 (b)	505,000	459,988
Markel Corp.
6.80% due 02/15/2013	945,000	971,719
MBNA Capital, Series B
3.6728% due 02/01/2027 (b)	325,000	259,253
Merna Reinsurance, Ltd., Series B
4.5581% due 12/31/2010 (b)(g)	1,000,000	950,700
Merrill Lynch & Company, Inc.
3.40% due 05/02/2017 (b)	1,000,000	811,424
7.75% due 05/14/2038	605,000	567,172
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	1,260,000	1,199,175
Morgan Stanley
3.1837% due 10/18/2016 (b)	1,040,000	902,134
6.75% due 04/15/2011	1,920,000	1,969,526
Morgan Stanley, MTN
5.95% due 12/28/2017	1,390,000	1,261,849
6.625% due 04/01/2018	1,475,000	1,397,599

Managed Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Mystic Re, Ltd.
8.9443% due 12/05/2008 (b)(g)	$530,000	$518,817
North Front Pass-Through Trust
5.81% due 12/15/2024 (b)(g)	250,000	232,576
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034 (g)	2,873,000	2,487,225
Osiris Capital PLC, Series C
5.5631% due 01/15/2010 (b)(g)	1,960,000	1,945,446
Osiris Capital PLC, Series D
7.7131% due 01/15/2010 (b)(g)	765,000	769,416
PartnerRe Finance II
6.44% due 12/01/2066 (b)	1,600,000	1,270,989
PNC Financial Services Group, Inc.
8.25% due 12/31/2049 (b)	1,240,000	1,237,353
PNC Funding Corp.
3.0394% due 01/31/2012 (b)	1,300,000	1,223,929
Popular North America, Inc.
4.70% due 06/30/2009	1,500,000	1,481,636
ProLogis
5.625% due 11/15/2016	552,000	511,234
6.625% due 05/15/2018	1,000,000	985,058
Prudential Financial, Inc.
4.75% due 04/01/2014	125,000	119,608
RBS Capital Trust IV
3.6081% due 09/29/2049 (b)	320,000	253,240
Reliastar Financial Corp.
6.50% due 11/15/2008	160,000	161,626
Rouse Company LP
5.375% due 11/26/2013	1,135,000	906,327
6.75% due 05/01/2013 (g)	1,065,000	959,595
Schwab Capital Trust I
7.50% due 11/15/2037 (b)	675,000	610,922
Shinhan Bank
6.819% due 09/20/2036 (b)	1,090,000	929,858
Simon Property Group LP
5.75% due 12/01/2015	1,000,000	970,519
5.875% due 03/01/2017	885,000	849,842
6.10% due 05/01/2016	1,000,000	978,483
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)(g)	1,100,000	933,193
SLM Corp.
3.22% due 01/27/2014 (b)	1,500,000	1,261,514
4.50% due 07/26/2010	760,000	703,234
SLM Corp., MTN, Series A
3.06% due 07/27/2009 (b)	1,100,000	1,031,304
StanCorp Financial Group, Inc.
6.90% due 05/29/2067 (b)	1,575,000	1,321,605
Standard Chartered PLC
6.409% due 01/30/2017 (b)(g)	1,665,000	1,336,119
SunTrust Capital VIII
6.10% due 12/01/2066 (b)	1,325,000	1,052,306
SunTrust Preferred Capital I
5.853% due 12/31/2049 (b)	1,680,000	1,222,200
USB Capital IX
6.189% due 03/29/2049 (b)	1,870,000	1,421,200
W.R. Berkley Corp.
6.15% due 08/15/2019	1,166,000	1,107,442
Wachovia Capital Trust III
5.80% due 08/29/2049 (b)	1,000,000	680,000

The accompanying notes are an integral part of the financial statements.

133

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010 (g)	$140,000	$137,390
White Mountains Re Group, Ltd.
7.506% due 05/29/2049 (b)(g)	1,205,000	913,149
XL Capital, Ltd.
5.25% due 09/15/2014	860,000	780,104
XL Capital, Ltd., Series E
6.50% due 12/31/2049 (b)	1,000,000	675,000
		102,242,262
Industrial - 0.24%
BAE Systems 2001 Asset Trust PLC
6.664% due 09/15/2013 (g)	367,892	378,783
7.156% due 12/15/2011 (g)	170,725	176,687
Jabil Circuit, Inc.
5.875% due 07/15/2010	210,000	205,012
Parker Hannifin Corp., MTN
6.25% due 05/15/2038	1,000,000	1,012,136
Union Pacific Corp.
5.70% due 08/15/2018	1,135,000	1,107,581
		2,880,199
Utilities - 1.84%
AES Gener SA
7.50% due 03/25/2014	1,500,000	1,608,408
American Electric Power Company, Inc.
5.25% due 06/01/2015	930,000	895,635
Appalachian Power Company
7.00% due 04/01/2038	1,310,000	1,296,386
Arizona Public Service Company
5.50% due 09/01/2035	860,000	650,998
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	666,000	667,235
Commonwealth Edison Company
5.80% due 03/15/2018	600,000	585,704
Constellation Energy Group
7.60% due 04/01/2032	840,000	841,413
Consumers Energy Company
5.80% due 09/15/2035	1,000,000	901,372
Dominion Resources, Inc.
4.75% due 12/15/2010	835,000	840,349
5.70% due 09/17/2012	200,000	203,068
Enersis SA
7.375% due 01/15/2014	883,000	937,893
FirstEnergy Corp.
6.45% due 11/15/2011	702,000	720,322
7.375% due 11/15/2031	530,000	576,321
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (g)	1,500,000	1,531,143
Michigan Consolidated Gas Company
5.70% due 03/15/2033	986,000	886,973
Nevada Power Company
6.65% due 04/01/2036	1,500,000	1,447,800
NiSource Finance Corp.
6.15% due 03/01/2013	912,000	909,600
7.875% due 11/15/2010	1,530,000	1,586,633
Pacific Gas & Electric Company
4.20% due 03/01/2011	250,000	247,904
PSEG Power LLC
5.00% due 04/01/2014	150,000	142,592

Managed Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PSEG Power LLC (continued)
8.625% due 04/15/2031	$50,000	$60,267
Scottish Power PLC
4.91% due 03/15/2010	190,000	190,416
Southern Union Company
7.20% due 11/01/2066 (b)	970,000	782,723
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013 (g)	1,166,000	1,174,564
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)	500,000	503,831
TXU Electric Delivery Company
6.375% due 01/15/2015	1,695,000	1,672,501
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011 (g)	90,000	90,962
		21,953,013
TOTAL CORPORATE BONDS (Cost $200,531,921)		$185,097,822
MUNICIPAL BONDS - 0.14%
District of Columbia - 0.14%
George Washington University, DC, Series B
5.095% due 09/15/2032	1,650,000	1,650,000
TOTAL MUNICIPAL BONDS (Cost $1,650,000)		$1,650,000
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.75%
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class AJ
4.953% due 07/10/2042 (b)	1,085,000	940,559
Banc of America Large Loan, Series 2005-MIB1, Class B
2.7313% due 03/15/2022 (b)(g)	2,740,000	2,610,641
Bank of America Commercial Mortgage, Inc., Series 2005-5, Class XC
0.0698% IO due 10/10/2045 (g)	387,750,913	1,542,745
Bank of America Commercial Mortgage, Inc., Series 2001-3, Class A1
4.89% due 04/11/2037	53,743	53,818
Bear Stearns Asset Backed Securities, Inc., Series 2003-AC4, Class A
5.00% due 09/25/2033	832,329	728,177
Bear Stearns Asset Backed Securities, Inc., Series 2004-AC5, Class A1
5.25% due 10/25/2034	705,213	649,129
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR6, Class X1
0.2002% IO due 11/11/2041 (g)	58,308,013	821,991
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	1,000,000	854,256
Bear Stearns Mortgage Funding Trust, Series 2006-AR4, Class A1
3.105% due 12/25/2036 (b)	2,181,938	1,571,728
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class C
7.928% due 07/15/2032	1,000,000	1,049,938
Commercial Mortgage Pass Through Certificates, Series 2003-LB1A, Class A2
4.084% due 06/10/2038	375,000	352,311

The accompanying notes are an integral part of the financial statements.

134

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class B
5.3995% due 06/10/2044 (b)	$1,800,000	$1,557,535
Commercial Mortgage Pass Through Certificates, Series 2005-FL11, Class AJ
2.6713% due 11/15/2017 (b)(g)	1,739,646	1,646,945
Countrywide Alternative Loan Trust, Series 2004-J7, Class 1A2
4.673% due 08/25/2034 (b)	107,667	105,532
Countrywide Home Loans, Series 2003-57, Class A1
5.50% due 01/25/2034	71,906	71,731
Countrywide Home Loans, Series 2005-12, Class 2A5
5.50% due 05/25/2035	102,746	97,842
Credit Suisse Mortgage Capital Certificates, Series 2006-TFLA, Class B
2.7013% due 04/15/2008 (b)(g)	2,265,000	2,144,462
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2
7.545% due 04/15/2062	1,311,393	1,355,030
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A4
5.435% due 09/15/2034	244,897	245,234
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A4
6.18% due 12/15/2035	275,000	280,321
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3
6.133% due 04/15/2037	125,000	127,566
CS First Boston Mortgage Securities Corp., Series 2003-CPN1, Class A1
3.727% due 03/25/2035	1,549,575	1,490,134
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A4
4.283% due 10/15/2039	150,000	144,967
CS First Boston Mortgage Securities Corp., Series 2005-5, Class 4A1
6.25% due 07/25/2035	176,400	170,005
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class AX
0.1712% IO due 02/15/2038 (g)	95,520,034	920,918
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class B
5.016% due 04/15/2037	1,210,000	1,036,514
Federal National Mortgage Association, Series 2002-W3, Class A5
7.50% due 01/25/2028	31,992	34,011
First Horizon Alternative Mortgage Securities, Series 2004-AA2, Class 2A1
5.0362% due 08/25/2034 (b)	2,307,790	2,231,110
First Union National Bank Commercial Mortgage Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	263	262
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	166,620	167,916
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2
6.07% due 06/10/2038	2,375,000	2,414,269

Managed Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3
5.349% due 08/11/2036	$150,000	$150,112
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	925,000	795,847
G-Force LLC, Series 2005-RR2, Class A4B
5.422% due 12/27/2039 (g)	1,835,000	1,416,941
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class XC
0.1533% IO due 08/10/2042 (g)	80,596,718	1,102,781
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A2
4.112% due 01/11/2017	207,987	203,127
GS Mortgage Securities Corp. II, Series 2004-GG2, Class XC
0.1534% IO due 08/01/2038 (g)	152,582,895	1,320,925
GS Mortgage Securities Corp. II, Series 2005-GG4, Class XC
0.2187% IO due 07/10/2039 (b)(g)	43,756,804	693,156
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
2.9575% due 10/03/2015 (b)(g)	95,000	95,017
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4
5.3445% due 12/15/2044 (b)	2,500,000	2,407,988
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	370,000	373,017
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	219,799	218,626
LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2
7.37% due 08/15/2026	3,112,527	3,229,098
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class G
5.111% due 06/17/2015 (b)(g)	735,000	554,574
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2
4.885% due 09/15/2040	2,500,000	2,494,549
Merrill Lynch Mortgage Trust, Series 2008-C1, Class X
0.564% due 02/12/2051 (g)	18,989,714	569,691
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class XC
0.0803% IO due 08/12/2020 (g)	213,719,666	1,100,079
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class XC
0.1055% IO due 05/25/2043 (g)	66,490,275	719,997
Merrill Lynch Mortgage Trust, Series 2006-C2, Class X
0.5591% IO due 08/12/2026	33,082,288	712,540
Morgan Stanley Capital I, Series 1999-FNV1, Class A2
6.53% due 03/15/2031	684,287	687,845
Multi Security Asset Trust, Series 2005-RR4A, Class F
5.88% due 11/28/2035 (b)(g)	946,000	473,000
Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1
6.50% due 10/25/2016	621,013	587,846

The accompanying notes are an integral part of the financial statements.

135

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Salomon Brothers Mortgage Securities VII, Series 2000-C3, Class A2
6.592% due 12/18/2033	$119,873	$122,753
Salomon Brothers Mortgage Securities VII, Series 2001-C1, Class A3
6.428% due 12/18/2035	874,546	895,027
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	1,000,000	952,695
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035 (g)	1,118,000	1,079,010
Sequoia Mortgage Trust, Series 2005-3, Class A1
2.6819% due 04/15/2032 (b)	470,828	417,730
Structured Asset Securities Corp., Series 1998-RF2, Class A
8.582% due 07/15/2027 (b)(g)	24,811	24,769
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036 (g)	1,980,000	1,930,809
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class XC
0.1036% IO due 03/15/2042 (g)	76,898,236	553,844
WAMU Commercial Mortgage Securities Trust, Series 2007-SL3, Class A
6.1145% due 03/23/2045 (g)	942,075	920,879
WAMU Commercial Mortgage Securities Trust, Series 2006-SL1, Class A
5.4201% due 11/23/2043 (g)	2,292,543	2,157,856
Washington Mutual Mortgage Pass-Through, Series 2005-1, Class 6A1
6.50% due 03/25/2035	96,535	89,717
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A6
4.1094% due 06/25/2035 (b)	275,000	256,137
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,037,869)		$56,725,579
ASSET BACKED SECURITIES - 3.73%
Alesco Preferred Funding, Ltd., Series 12A, Class B
3.3131% due 07/15/2037 (b)(g)	690,000	503,700
Alesco Preferred Funding, Ltd., Series 14A, Class B
3.4513% due 09/23/2037 (b)(g)	690,000	345,000
Alesco Preferred Funding, Ltd., Series 15A, Class B1
3.4813% due 12/23/2037 (b)(g)	330,000	240,900
Ansonia CDO, Ltd.
5.812% due 07/28/2046 (g)	2,470,000	864,500
Arbor Realty Mortgage Securities, Series 2006-1A, Class C
3.5069% due 12/26/2041 (b)(g)	770,000	473,997
Arbor Realty Mortgage Securities, Series 2006-1A, Class F
3.9569% due 01/26/2042 (b)(g)	1,280,000	665,779
Argent Securities, Inc., Series 2004-W1, Class M3
4.345% due 03/25/2034 (b)	684,254	405,843
Capital Trust Re CDO, Ltd., Series 2005-1A, Class C
3.2319% due 03/20/2050 (b)(g)	1,120,000	760,032
Capital Trust Re CDO, Ltd., Series 2005-1A, Class E
4.5819% due 03/20/2050 (b)(g)	746,000	335,700

Managed Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES
(continued)
Capital Trust Re CDO, Ltd., Series 2005-3A, Class A1
5.094% due 06/25/2035 (g)	$1,980,387	$1,782,348
Centex Home Equity, Series 2004-D, Class AF4
4.68% due 06/25/2032	160,000	136,527
Centex Home Equity, Series 2005-A, Class M4
3.2825% due 01/25/2035 (b)	1,416,000	1,145,191
Countryplace Manufactured Housing Contract Trust, Series 2005-1, Class A3
4.80% due 12/15/2035 (b)(g)	275,000	237,685
Credit-Based Asset Servicing and Securitization, Series 2005-CB8, Class AF2
5.303% due 12/25/2035	1,861,559	1,816,148
Credit-Based Asset Servicing and Securitization, Series 2006-CB2, Class AF2
5.501% due 12/25/2036 (b)	2,863,580	2,779,471
Credit-Based Asset Servicing and Securitization, Series 2006-MH1, Class B1
6.25% due 09/25/2036 (g)	1,080,000	864,629
CW Capital Cobalt I, Series 2005-1A, Class A1
2.9181% due 05/25/2045 (b)(g)	2,091,090	1,822,406
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031 (g)	1,510,000	1,389,427
Dillon Read CMBS CDO, Ltd.,Series 2006-1A, Class A3
3.3731% due 12/05/2046 (g)	1,370,000	438,400
Equity One ABS, Inc., Series 2004-1, Class M2
5.115% due 04/25/2034	378,817	265,832
Equity One ABS, Inc., Series 2004-1, Class M3
5.26% due 04/25/2034	754,065	477,046
Equity One ABS, Inc., Series 2004-2, Class AV2
2.7325% due 07/25/2034 (b)	75,813	63,207
Green Tree Financial Corp., Series 1996-8, Class A6
7.60% due 10/15/2027	765,786	792,700
GSAA Home Equity Trust, Series 2006-10, Class AF3
5.9846% due 06/25/2036 (b)	3,000,000	2,276,250
Highland Park CDO, Ltd., Series 2006-1A, Class A2
3.0381% due 11/25/2051 (b)(g)	1,100,000	802,780
JER CDO, Series 2006-2A, Class AFL
2.8125% due 03/25/2045 (b)(g)	1,600,000	720,000
Long Beach Mortgage Loan Trust, Series 2004-1, Class M3
3.595% due 02/25/2034 (b)	1,200,000	984,012
New Century Home Equity Loan Trust, Series 2004-A, Class AII5
5.25% due 07/25/2034 (b)	230,000	193,985
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
3.395% due 12/24/2050 (g)	1,740,000	1,030,776
N-Star Real Estate CDO, Ltd., Series 2006-7A, Class B
2.8625% due 06/22/2051 (b)(g)	2,100,000	1,167,390
N-Star Real Estate CDO, Ltd., Series 2006-8A, Class E
3.2094% due 02/01/2041 (b)(g)	1,040,000	597,043
N-Star Real Estate CDO, Ltd., Series 2006-8A, Class G
3.4094% due 02/01/2041 (b)(g)	1,040,000	563,098

The accompanying notes are an integral part of the financial statements.

136

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES
(continued)
Option One Mortgage Loan Trust, Series 2005-1, Class M1
3.0025% due 02/25/2035 (b)	$866,000	$700,814
Option One Mortgage Loan Trust, Series 2004-1,
Class M1
3.0825% due 01/25/2034 (b)	887,837	720,859
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	3,035,000	2,913,921
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 02/25/2037	2,500,000	2,402,728
Popular ABS Mortgage Pass-Through Trust, Series 2005-4, Class AF3
4.9813% due 09/25/2035 (b)	2,048,465	2,040,377
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A2
5.35% due 01/25/2036 (b)	2,200,000	2,198,514
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.417% due 12/25/2048	2,936,313	2,525,230
RAIT Preferred Funding, Ltd., Series 2007-2A, Class B
5.665% due 06/25/2045 (b)(g)	1,315,000	670,190
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	146,988	133,116
Residential Asset Mortgage Products, Inc., Series 2004-RS9, Class AI4
4.767% due 10/25/2032 (b)	163,495	138,977
Residential Asset Mortgage Products, Inc., Series 2004-RZ3, Class AI4
4.572% due 05/25/2033 (b)	141,176	130,155
Residential Asset Mortgage Products, Inc., Series 2005-RS6, Class A12
2.7225% due 06/25/2035 (b)	501,510	492,149
Residential Funding Mortgage Securities II, Series 2002-HI1, Class A7
6.90% due 01/25/2033	1,459,178	1,200,438
Structured Asset Securities Corp., Series 2004-19XS, Class A2
4.37% due 10/25/2034	132,956	131,838
Structured Asset Securities Corp., Series 2004-6XS, Class M1
4.92% due 03/25/2034	992,705	864,030
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A3
5.70% due 09/07/2023	55,469	55,028
Wells Fargo Home Equity Trust, Series 2004-2, Class AI5
4.89% due 11/25/2028 (b)	250,000	238,937
TOTAL ASSET BACKED SECURITIES (Cost $57,774,968)		$44,499,103
SUPRANATIONAL OBLIGATIONS - 0.21%
Financial - 0.02%
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	220,000	231,210
Government - 0.19%
Central American Bank for Economic Integration
6.75% due 04/15/2013 (g)	900,000	958,863

Managed Trust (continued)
	Shares or Principal Amount	Value
SUPRANATIONAL OBLIGATIONS
(continued)
Government (continued)
Corporacion Andina de Fomento
5.20% due 05/21/2013	$1,330,000	$1,313,812
		2,272,675
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $2,538,799)		$2,503,885
SHORT TERM INVESTMENTS - 8.11%
Federal Home Loan Mortgage Corp. zero coupon due 07/17/2008	$52,807,000	$52,757,798
Federal National Mortgage Association Discount
Notes
2.00% due 07/14/2008	41,225,000	41,193,737
John Hancock Cash
Investment Trust, 2.5657% (c)(f)	2,950,104	2,950,104
TOTAL SHORT TERM INVESTMENTS (Cost $96,901,639)		$96,901,639
REPURCHASE AGREEMENTS - 2.13%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $25,458,273 on 07/01/2008, collateralized by $11,355,000 Federal Home Loan Bank, 4.25% due 06/11/2010 (valued at $11,553,713, including interest) and $14,345,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $14,416,725, including interest)
	$25,457,000	$25,457,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,457,000)		$25,457,000
Total Investments (Managed Trust) (Cost $1,379,762,486) - 107.28%		$1,281,355,510
Liabilities in Excess of Other Assets - (7.28)%		(86,954,512)
TOTAL NET ASSETS - 100.00%		$1,194,400,998

Mid Cap Intersection Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.22%
Basic Materials - 7.20%
CF Industries Holdings, Inc.	30,500	$4,660,400
Cleveland-Cliffs, Inc.	39,600	4,719,925
FMC Corp.	19,920	1,542,605
Minerals Technologies, Inc.	9,400	597,746
Reliance Steel & Aluminum Company	27,316	2,105,790
Terra Industries, Inc.	30,800	1,519,980
W. R. Grace & Company *	35,600	836,244
		15,982,690
Communications - 4.84%
3Com Corp. *	199,000	421,880

The accompanying notes are an integral part of the financial statements.

137

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications (continued)
Avocent Corp. *	56,700	$1,054,620
CenturyTel, Inc.	51,800	1,843,562
CommScope, Inc. *	12,030	634,823
Expedia, Inc. *	18,300	336,354
Harris Corp.	21,281	1,074,478
McAfee, Inc. *	46,169	1,571,131
Netflix, Inc. *	69,257	1,805,530
Scholastic Corp. *	17,100	490,086
Telephone & Data Systems, Inc.	31,971	1,511,269
		10,743,733
Consumer, Cyclical - 11.08%
Abercrombie & Fitch Company, Class A	24,400	1,529,392
Aeropostale, Inc. *	61,485	1,926,325
American Eagle Outfitters, Inc.	57,734	786,915
BJ’s Wholesale Club, Inc. *	57,000	2,205,900
BorgWarner, Inc.	46,200	2,050,356
Callaway Golf Company	52,700	623,441
Darden Restaurants, Inc.	33,300	1,063,602
Deckers Outdoor Corp. *	4,500	626,400
Dollar Tree, Inc. *	20,496	670,014
Furniture Brands International, Inc.	36,800	491,648
GameStop Corp., Class A *	17,310	699,324
Hanesbrands, Inc. *	25,600	694,784
Hasbro, Inc.	35,100	1,253,772
Ingram Micro, Inc., Class A *	143,076	2,539,599
Longs Drug Stores Corp.	16,960	714,186
Oshkosh Corp.	22,800	471,732
Owens & Minor, Inc.	18,900	863,541
Ross Stores, Inc.	11,900	422,688
Steelcase, Inc. Class A	43,000	431,290
Tech Data Corp. *	14,400	488,016
TRW Automotive Holdings Corp. *	36,300	670,461
Urban Outfitters, Inc. *	37,300	1,163,387
W.W. Grainger, Inc.	7,900	646,220
Warnaco Group, Inc. *	23,290	1,026,390
Wesco International, Inc. *	13,200	528,528
		24,587,911
Consumer, Non-cyclical - 15.21%
Alkermes, Inc. *	52,800	652,608
American Greetings Corp., Class A	44,500	549,130
Amylin Pharmaceuticals, Inc. *	37,900	962,281
Beckman Coulter, Inc.	33,455	2,259,216
Bio-Rad Laboratories, Inc., Class A *	15,100	1,221,439
Bruker BioSciences Corp. *	78,900	1,013,865
Cephalon, Inc. *	35,817	2,388,636
Deluxe Corp.	25,900	461,538
DeVry, Inc.	22,300	1,195,726
Hormel Foods Corp.	32,868	1,137,562
Invitrogen Corp. *	20,000	785,200
ITT Educational Services, Inc. *	37,787	3,122,340
Kindred Healthcare, Inc. *	40,430	1,162,767
LifePoint Hospitals, Inc. *	53,046	1,501,202
Manpower, Inc.	77,384	4,506,844
Pepsi Bottling Group, Inc.	17,400	485,808
Perrigo Company	45,390	1,442,040

Mid Cap Intersection Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
SUPERVALU, Inc.	48,700	$1,504,343
Tupperware Brands Corp.	43,100	1,474,882
Universal Health Services, Inc., Class B	28,500	1,801,770
Valassis Communications, Inc. *	50,500	632,260
Vertex Pharmaceuticals, Inc. *	75,156	2,515,471
Watson Pharmaceuticals, Inc. *	36,200	983,554
		33,760,482
Diversified - 0.52%
Walter Industries, Inc.	10,600	1,152,962
Energy - 14.01%
Cimarex Energy Company	29,408	2,048,855
Continental Resources, Inc. *	13,200	915,024
Denbury Resources, Inc. *	47,400	1,730,100
Encore Aquisition Company *	23,100	1,736,889
Frontier Oil Corp.	42,900	1,025,739
Massey Energy Company	6,600	618,750
National Fuel Gas Company	53,200	3,164,336
Newfield Exploration Company *	13,400	874,350
Noble Energy, Inc.	51,160	5,144,650
Pride International, Inc. *	37,330	1,765,336
Questar Corp.	14,000	994,560
SEACOR Holdings, Inc. *	12,400	1,109,924
St. Mary Land & Exploration Company	26,800	1,732,352
Superior Energy Services, Inc. *	24,900	1,372,986
Unit Corp. *	61,000	5,061,170
W&T Offshore, Inc.	30,600	1,790,406
		31,085,427
Financial - 12.57%
Allied World Assurance Holdings, Ltd.	43,300	1,715,546
Annaly Capital Management, Inc., REIT	67,790	1,051,423
Assurant, Inc.	53,400	3,522,264
Axis Capital Holdings, Ltd.	72,500	2,161,225
CapitalSource, Inc.	96,500	1,069,220
Discover Financial Services	30,100	396,417
Douglas Emmett, Inc., REIT	44,290	973,051
Everest Re Group, Ltd.	31,745	2,530,394
Forest City Enterprises, Inc., Class A	20,400	657,288
Home Properties, Inc., REIT	9,200	442,152
Host Hotels & Resorts, Inc., REIT	88,800	1,212,120
Huntington BancShares, Inc.	90,400	521,608
IntercontinentalExchange, Inc. *	7,700	877,800
National Retail Properties, Inc., REIT	51,900	1,084,710
Nationwide Health Properties, Inc., REIT	22,400	705,376
Sovereign Bancorp, Inc.	62,440	459,558
Sunstone Hotel Investors, Inc., REIT	161,600	2,682,560
UMB Financial Corp.	40,900	2,096,943
Unum Group	57,700	1,179,965
Waddell & Reed Financial, Inc., Class A	73,190	2,562,382
		27,902,002
Industrial - 16.84%
Acuity Brands, Inc.	28,870	1,388,070
AGCO Corp. *	39,040	2,046,086
Amphenol Corp., Class A	48,321	2,168,646
Armstrong World Industries, Inc. *	24,300	710,046
Avnet, Inc. *	48,700	1,328,536

The accompanying notes are an integral part of the financial statements.

138

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial (continued)
Belden, Inc.	10,200	$345,576
Ceradyne, Inc. *	18,460	633,178
Commercial Metals Company	42,366	1,597,198
Dover Corp.	20,300	981,911
Flowserve Corp.	16,500	2,255,550
FMC Technologies, Inc. *	18,500	1,423,205
Foster Wheeler, Ltd. *	7,500	548,625
Gardner Denver, Inc. *	34,200	1,942,560
GrafTech International, Ltd. *	19,100	512,453
Harsco Corp.	23,739	1,291,639
Joy Global, Inc.	26,000	1,971,580
KBR, Inc.	20,300	708,673
Landstar Systems, Inc.	15,900	877,998
Lennox International, Inc.	27,600	799,296
Manitowoc Company, Inc.	35,600	1,158,068
Nordson Corp.	16,500	1,202,685
Overseas Shipholding Group, Inc.	14,000	1,113,280
Owens-Illinois, Inc. *	34,000	1,417,460
Parker-Hannifin Corp.	34,000	2,424,880
Precision Castparts Corp.	20,980	2,021,843
Shaw Group, Inc. *	11,300	698,227
SPX Corp.	13,400	1,765,182
Teledyne Technologies, Inc. *	12,000	585,480
Vishay Intertechnology, Inc. *	106,177	941,790
Woodward Governor Company	14,800	527,768
		37,387,489
Technology - 9.07%
Activision, Inc. *	77,400	2,637,018
Affiliated Computer Services, Inc., Class A *	28,100	1,503,069
Autodesk, Inc. *	18,800	635,628
BMC Software, Inc. *	64,500	2,322,000
Emulex Corp. *	45,100	525,415
Lam Research Corp. *	102,245	3,696,157
LSI Logic Corp. *	159,600	979,944
MKS Instruments, Inc. *	35,400	775,260
NetApp, Inc. *	28,800	623,808
Parametric Technology Corp. *	49,800	830,166
Sybase, Inc. *	50,741	1,492,800
Synopsys, Inc. *	48,800	1,166,808
Triquint Semiconductor, Inc. *	57,800	350,268
Varian Semiconductor Equipment Associates,
Inc. *	40,550	1,411,951
Western Digital Corp. *	33,900	1,170,567
		20,120,859
Utilities - 6.88%
American Water Works Company, Inc. *	24,600	545,628
CenterPoint Energy, Inc.	76,480	1,227,504
DPL, Inc.	26,800	706,984
Energen Corp.	29,500	2,301,885
Integrys Energy Group, Inc.	9,900	503,217
MDU Resources Group, Inc.	81,029	2,824,671
Pepco Holdings, Inc.	81,692	2,095,399
SCANA Corp.	33,100	1,224,700
Sierra Pacific Resources	58,400	742,264

Mid Cap Intersection Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
UGI Corp.	108,080	$3,102,977
		15,275,229
TOTAL COMMON STOCKS (Cost $214,794,736)		$217,998,784
REPURCHASE AGREEMENTS - 3.68%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $8,184,409 on 07/01/2008, collateralized by $8,310,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $8,351,550, including interest)
	$8,184,000	$8,184,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,184,000)		$8,184,000
Total Investments (Mid Cap Intersection Trust) (Cost $222,978,736) - 101.90%		$226,182,784
Liabilities in Excess of Other Assets - (1.90)%		(4,227,864)
TOTAL NET ASSETS - 100.00%		$221,954,920

Mid Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.86%
Basic Materials - 9.82%
Cameco Corp. (a)	477,548	$20,472,483
FMC Corp.	254,000	19,669,760
Freeport-McMoRan Copper & Gold, Inc.,
Class B	109,890	12,878,009
Kingboard Chemical Holdings, Ltd.	3,042,300	14,046,337
Steel Dynamics, Inc.	342,100	13,365,847
Terra Industries, Inc.	269,100	13,280,085
United States Steel Corp.	80,900	14,948,702
		108,661,223
Communications - 12.24%
Ariba, Inc. *	987,559	14,526,993
Atheros Communications, Inc. *	485,600	14,568,000
Comverse Technology, Inc. *	638,600	10,824,270
Ctrip.com International, Ltd., ADR	62,200	2,847,516
Equinix, Inc. * (a)	193,500	17,264,070
Focus Media Holding, Ltd., ADR * (a)	466,100	12,920,292
McAfee, Inc. *	532,200	18,110,766
Metropcs Communications, Inc. *	831,500	14,725,865
NICE Systems, Ltd., ADR *	356,600	10,544,662
VeriSign, Inc. *	503,300	19,024,740
		135,357,174
Consumer, Cyclical - 13.50%
Advance Auto Parts, Inc.	365,300	14,184,599
ASICS Corp.	1,028,300	11,214,121
BJ’s Wholesale Club, Inc. *	438,789	16,981,134
Dick’s Sporting Goods, Inc. *	209,800	3,721,852

The accompanying notes are an integral part of the financial statements.

139

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Cyclical (continued)
DreamWorks Animation SKG, Inc., Class A *	475,761	$14,182,435
Kinross Gold Corp. (a)	521,800	12,319,698
Kohl’s Corp. *	270,000	10,810,800
Liz Claiborne, Inc.	395,544	5,596,948
Marvel Entertainment, Inc. * (a)	384,300	12,351,402
PACCAR, Inc.	259,000	10,833,970
Staples, Inc.	600,100	14,252,375
The Gap, Inc.	688,300	11,473,961
Titan International, Inc. (a)	319,300	11,373,466
		149,296,761
Consumer, Non-cyclical - 24.24%
Alexion Pharmaceuticals, Inc. *	37,970	2,752,825
Alkermes, Inc. *	380,799	4,706,676
Amylin Pharmaceuticals, Inc. * (a)	352,933	8,960,969
Auxilium Pharmaceuticals, Inc. * (a)	202,600	6,811,412
Cephalon, Inc. * (a)	263,183	17,551,674
Charles River Laboratories International, Inc. *	268,100	17,136,952
Elan Corp. PLC, SADR *	526,900	18,731,295
Global Payments, Inc.	159,300	7,423,380
ImClone Systems, Inc. *	127,300	5,150,558
Interactive Data Corp.	393,000	9,876,090
Jarden Corp. *	919,104	16,764,457
McKesson Corp.	345,800	19,333,678
Mindray Medical International, Ltd., ADR (a)	351,600	13,121,712
Net 1 UEPS Technologies, Inc. *	426,800	10,371,240
Onyx Pharmaceuticals, Inc. * (a)	179,500	6,390,200
Pharmaceutical Product Development, Inc.	440,200	18,884,580
Pilgrim’s Pride Corp.	458,700	5,958,513
Regeneron Pharmaceuticals, Inc. *	304,300	4,394,092
Shionogi & Company, Ltd.	769,753	15,187,008
St. Jude Medical, Inc. *	343,000	14,021,840
SUPERVALU, Inc.	367,400	11,348,986
The Medicines Company *	223,961	4,438,907
Western Union Company	1,079,260	26,679,307
Zymogenetics, Inc. * (a)	249,700	2,102,474
		268,098,825
Energy - 11.36%
Arch Coal, Inc.	235,100	17,639,553
Chesapeake Energy Corp.	280,272	18,486,741
CONSOL Energy, Inc.	162,800	18,293,836
Covanta Holding Corp. *	504,900	13,475,781
El Paso Corp.	544,000	11,826,560
EOG Resources, Inc.	130,300	17,095,360
Forest Oil Corp. *	193,400	14,408,300
Ultra Petroleum Corp. *	146,700	14,405,940
		125,632,071
Financial - 1.49%
Comerica, Inc.	151,700	3,888,071
Invesco, Ltd. (a)	86,923	2,084,414
Julius Baer Holding AG	154,836	10,458,307
		16,430,792
Industrial - 16.50%
Aecom Technology Corp. *	426,100	13,861,033
Ball Corp.	265,800	12,689,292

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial (continued)
Chicago Bridge & Iron Company N.V. (a)	270,400	$10,767,328
Cummins, Inc.	194,000	12,710,880
FLIR Systems, Inc. *	536,500	21,765,805
Flowserve Corp.	84,540	11,556,618
Hansen Transmissions International NV *	2,022,812	10,838,378
Itron, Inc. * (a)	63,900	6,284,565
Kansas City Southern *	225,000	9,897,750
Manitowoc Company, Inc.	343,200	11,164,296
Pall Corp.	326,500	12,955,520
Rexam PLC	1,634,185	12,613,320
Rolls-Royce Group PLC *	730,645	4,969,968
Sealed Air Corp.	250,500	4,762,005
Snap-on, Inc.	297,000	15,446,970
Teledyne Technologies, Inc. *	208,900	10,192,231
		182,475,959
Technology - 8.71%
BMC Software, Inc. *	429,100	15,447,600
DST Systems, Inc. * (a)	135,000	7,431,750
Lam Research Corp. *	288,300	10,422,045
MICROS Systems, Inc. *	277,000	8,445,730
NetApp, Inc. *	482,200	10,444,452
Nuance Communications, Inc. * (a)	642,400	10,066,408
Red Hat, Inc. *	950,500	19,665,845
UbiSoft Entertainment SA *	164,481	14,432,247
		96,356,077
TOTAL COMMON STOCKS (Cost $1,009,435,106)		$1,082,308,882
SHORT TERM INVESTMENTS - 12.84%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$141,957,662	$141,957,662
TOTAL SHORT TERM INVESTMENTS (Cost $141,957,662)		$141,957,662
REPURCHASE AGREEMENTS - 3.09%
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2008 at 2.70% to be repurchased at $34,202,565 on 07/01/2008, collateralized by $44,064,962 Federal Home Loan Mortgage Corp., 6.5% due 04/01/2027 (valued at $34,884,001, including interest)
	$34,200,000	$34,200,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,200,000)		$34,200,000
Total Investments (Mid Cap Stock Trust) (Cost $1,185,592,768) - 113.79%		$1,258,466,544
Liabilities in Excess of Other Assets - (13.79)%		(152,549,526)
TOTAL NET ASSETS - 100.00%		$1,105,917,018

The accompanying notes are an integral part of the financial statements.

140

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Mid Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.39%
Basic Materials - 6.10%
AbitibiBowater, Inc. * (a)	287,326	$2,680,751
Chemtura Corp.	451,869	2,638,915
Eastman Chemical Company	105,838	7,288,005
MeadWestvaco Corp.	152,521	3,636,100
Monsanto Company	11,204	1,416,634
The Mosaic Company *	13,771	1,992,664
Valspar Corp.	98,100	1,855,071
		21,508,140
Communications - 23.71%
ADC Telecommunications, Inc. *	383,453	5,663,601
CenturyTel, Inc.	188,247	6,699,711
Embarq Corp.	267,500	12,644,725
Gannett Company, Inc.	91,400	1,980,638
Idearc, Inc. (a)	417,600	981,360
Interpublic Group of Companies, Inc. *	1,237,194	10,639,868
JDS Uniphase Corp. *	931,525	10,582,124
McAfee, Inc. *	307,546	10,465,790
Openwave Systems, Inc. * (a)	163,003	242,875
Qwest Communications International, Inc. (a)	2,437,012	9,577,457
R.H. Donnelley Corp. * (a)	410,547	1,231,641
Tellabs, Inc. *	945,000	4,394,250
Windstream Corp.	685,100	8,454,134
		83,558,174
Consumer, Cyclical - 8.85%
ArvinMeritor, Inc. (a)	171,500	2,140,320
Brinker International, Inc.	252,052	4,763,783
Foot Locker, Inc.	310,574	3,866,646
Genuine Parts Company	142,607	5,658,646
Goodyear Tire & Rubber Company *	200,500	3,574,915
Macy’s, Inc.	176,648	3,430,504
OfficeMax, Inc.	329,755	4,583,594
W.W. Grainger, Inc.	38,812	3,174,822
		31,193,230
Consumer, Non-cyclical - 18.88%
Arbitron, Inc. (a)	98,500	4,678,750
Coca-Cola Enterprises, Inc.	330,344	5,714,951
Covidien, Ltd.	105,005	5,028,690
Dean Foods Company *	192,000	3,767,040
Healthsouth Corp. * (a)	201,015	3,342,879
King Pharmaceuticals, Inc. *	883,971	9,255,176
Mylan, Inc. * (a)	869,112	10,490,182
R.R. Donnelley & Sons Company	295,861	8,784,113
Safeway, Inc.	182,827	5,219,711
Smithfield Foods, Inc. *	223,304	4,439,284
The Kroger Company	201,600	5,820,192
		66,540,968
Energy - 7.73%
EOG Resources, Inc.	54,385	7,135,312
Halliburton Company	158,206	8,395,992
Range Resources Corp.	95,300	6,245,962
Transocean, Inc. *	35,851	5,463,334
		27,240,600
Financial - 4.96%
ACE, Ltd.	88,237	4,860,977

Mid Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial (continued)
Comerica, Inc.	13,900	$356,257
Conseco, Inc. *	517,337	5,131,983
Fifth Third Bancorp	32,500	330,850
M&T Bank Corp.	7,700	543,158
PartnerRe, Ltd.	82,885	5,729,840
Zions Bancorp	17,000	535,330
		17,488,395
Industrial - 13.75%
Allied Waste Industries, Inc. *	422,900	5,336,998
Ball Corp.	157,878	7,537,096
Cummins, Inc.	72,332	4,739,192
Hubbell, Inc., Class B	84,963	3,387,475
KBR, Inc.	99,418	3,470,682
Owens Corning, Inc. * (a)	74,000	1,683,500
Pactiv Corp. *	302,127	6,414,156
Pentair, Inc.	51,100	1,789,522
Snap-on, Inc.	129,766	6,749,130
Timken Company	223,856	7,373,817
		48,481,568
Technology - 1.47%
Marvell Technology Group, Ltd. *	24,200	427,372
Sybase, Inc. * (a)	161,765	4,759,126
		5,186,498
Utilities - 10.94%
Ameren Corp.	210,558	8,891,865
CMS Energy Corp.	576,377	8,588,017
NiSource, Inc.	567,249	10,165,102
Northeast Utilities	360,179	9,195,370
Southwest Gas Corp.	58,055	1,725,975
		38,566,329
TOTAL COMMON STOCKS (Cost $416,815,695)		$339,763,902
SHORT TERM INVESTMENTS - 10.63%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$37,476,332	$37,476,332
TOTAL SHORT TERM INVESTMENTS (Cost $37,476,332)		$37,476,332
REPURCHASE AGREEMENTS - 4.18%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $14,747,737 on 07/01/2008, collateralized by $14,970,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $15,044,850, including interest)
	$14,747,000	$14,747,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,747,000)		$14,747,000
Total Investments (Mid Cap Value Trust) (Cost $469,039,027) - 111.20%		$391,987,234
Liabilities in Excess of Other Assets - (11.20)%		(39,478,347)
TOTAL NET ASSETS - 100.00%		$352,508,887

The accompanying notes are an integral part of the financial statements.

141

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Mid Cap Value Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.56%
Basic Materials - 7.29%
Eastman Chemical Company	20,171	$1,388,975
Freeport-McMoRan Copper & Gold, Inc.,
Class B	7,178	841,190
Lubrizol Corp.	11,773	545,443
MeadWestvaco Corp.	19,175	457,132
Nucor Corp.	7,402	552,707
PPG Industries, Inc.	12,478	715,863
Rayonier, Inc.	12,167	516,611
		5,017,921
Communications - 3.33%
CenturyTel, Inc.	9,623	342,483
Interpublic Group of Companies, Inc. *	39,675	341,205
McAfee, Inc. *	17,327	589,638
Qwest Communications International, Inc. (a)	95,973	377,174
Tellabs, Inc. *	55,007	255,782
Windstream Corp.	31,144	384,317
		2,290,599
Consumer, Cyclical - 15.32%
AMR Corp. *	21,403	109,583
ArvinMeritor, Inc. (a)	28,120	350,938
Bed Bath & Beyond, Inc. *	14,449	406,017
Centex Corp.	4,704	62,892
Continental Airlines, Inc., Class B *	10,855	109,744
D.R. Horton, Inc.	7,393	80,214
Delta Air Lines, Inc. * (a)	19,391	110,529
Family Dollar Stores, Inc.	37,985	757,421
Ford Motor Company *	322,958	1,553,428
General Motors Corp.	22,477	258,486
Genuine Parts Company	3,981	157,966
Goodyear Tire & Rubber Company *	10,729	191,298
Hasbro, Inc.	10,034	358,414
J.C. Penney Company, Inc.	5,047	183,156
Johnson Controls, Inc.	5,287	151,631
KB Home (a)	4,588	77,675
Kohl’s Corp. *	16,144	646,406
Liz Claiborne, Inc.	12,889	182,379
Macy’s, Inc.	30,593	594,116
Magna International, Inc., Class A (a)	2,494	147,745
Mohawk Industries, Inc. * (a)	4,690	300,629
National Cinemedia, Inc.	23,224	247,568
Nordstrom, Inc.	6,454	195,556
Northwest Airlines Corp. * (a)	18,697	124,522
Pulte Homes, Inc.	6,126	58,993
Regal Entertainment Group, Class A (a)	36,014	550,294
Royal Caribbean Cruises, Ltd. (a)	40,918	919,427
UAL Corp. *	5,120	26,726
US Airways Group, Inc. *	20,681	51,703
VF Corp.	9,805	697,920
WABCO Holdings, Inc.	8,593	399,231
Whirlpool Corp.	7,712	476,062
		10,538,669
Consumer, Non-cyclical - 6.27%
Deluxe Corp.	9,167	163,356
Dun & Bradstreet Corp.	2,586	226,637

Mid Cap Value Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Hospira, Inc. *	4,552	$182,581
King Pharmaceuticals, Inc. *	21,706	227,262
Lorillard, Inc. *	23,587	1,631,277
McKesson Corp.	4,495	251,315
Mylan, Inc. * (a)	77,043	929,909
Ritchie Brothers Auctioneers, Inc. (a)	25,797	699,872
		4,312,209
Energy - 18.32%
BJ Services Company	47,603	1,520,440
Cameron International Corp. *	17,436	965,083
Chesapeake Energy Corp.	7,365	485,795
El Paso Corp.	41,002	891,384
Enbridge, Inc.	23,235	1,003,287
ENSCO International, Inc.	3,688	297,769
Frontier Oil Corp.	2,957	70,702
Hess Corp.	3,513	443,306
Nabors Industries, Ltd. *	6,654	327,576
National Oilwell Varco, Inc. *	4,308	382,206
Newfield Exploration Company *	17,792	1,160,928
Pioneer Natural Resources Company	15,762	1,233,849
Questar Corp.	3,818	271,231
Smith International, Inc.	5,814	483,376
Southwestern Energy Company *	18,997	904,447
Sunoco, Inc.	5,973	243,041
Tesoro Corp.	6,282	124,195
Transocean, Inc. *	4,249	647,505
Ultra Petroleum Corp. *	1,626	159,673
Weatherford International, Ltd. *	19,984	991,007
		12,606,800
Financial - 13.53%
ACE, Ltd.	9,098	501,209
Aon Corp.	29,621	1,360,789
Assurant, Inc.	5,450	359,482
Axis Capital Holdings, Ltd.	18,369	547,580
Boston Properties, Inc., REIT	2,158	194,695
Equity Residential, REIT	13,018	498,199
Everest Re Group, Ltd.	16,999	1,354,990
Invesco, Ltd.	8,878	212,894
Lincoln National Corp.	7,067	320,276
Loews Corp.	5,874	275,491
Marsh & McLennan Companies, Inc.	15,677	416,224
PartnerRe, Ltd.	18,099	1,251,184
Simon Property Group, Inc., REIT	5,661	508,867
The St. Joe Company, REIT (a)	7,446	255,547
Willis Group Holdings, Ltd.	10,685	335,189
XL Capital, Ltd., Class A	44,399	912,843
		9,305,459
Industrial - 21.66%
A.O. Smith Corp.	10,997	361,032
AGCO Corp. *	9,286	486,679
Celestica, Inc. *	71,793	605,215
Chicago Bridge & Iron Company N.V.	13,895	553,299
Cooper Industries, Ltd., Class A	19,633	775,503
CSX Corp.	16,140	1,013,753
Cummins, Inc.	6,898	451,957

The accompanying notes are an integral part of the financial statements.

142

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial (continued)
Eaton Corp.	18,727	$1,591,233
Flextronics International, Ltd. *	59,590	560,146
Fluor Corp.	3,194	594,340
Foster Wheeler, Ltd. *	3,337	244,102
Goodrich Corp.	16,410	778,819
Ingersoll-Rand Company, Ltd., Class A	26,725	1,000,317
Insituform Technologies, Inc., Class A * (a)	4,987	75,952
Jacobs Engineering Group, Inc. *	2,481	200,217
Kansas City Southern *	21,266	935,491
KBR, Inc.	6,241	217,873
Manitowoc Company, Inc.	19,600	637,588
McDermott International, Inc. *	11,792	729,807
Parker-Hannifin Corp.	2,527	180,226
Reddy Ice Holdings, Inc. (a)	15,621	213,695
Rockwell Automation, Inc.	7,979	348,922
Spirit Aerosystems Holdings, Inc., Class A *	12,623	242,109
Stanley Works	18,715	838,993
Terex Corp. *	10,732	551,303
Textron, Inc.	6,458	309,532
Timken Company	6,109	201,230
USG Corp. * (a)	6,897	203,944
		14,903,277
Technology - 8.99%
Agilent Technologies, Inc. *	21,607	767,913
BMC Software, Inc. *	19,517	702,612
Computer Sciences Corp. *	12,252	573,884
Electronic Data Systems Corp.	28,968	713,771
Intersil Corp., Class A	19,369	471,054
LSI Logic Corp. *	106,290	652,621
Maxim Integrated Products, Inc.	27,643	584,649
Microchip Technology, Inc.	18,190	555,523
Micron Technology, Inc. *	67,787	406,722
National Semiconductor Corp.	29,321	602,253
Pitney Bowes, Inc.	4,574	155,973
		6,186,975
Utilities - 2.85%
Consolidated Edison, Inc.	4,325	169,064
DTE Energy Company	4,471	189,749
Energy East Corp.	10,204	252,243
Mirant Corp. *	5,357	209,727
NiSource, Inc.	10,510	188,339
Pinnacle West Capital Corp.	4,848	149,173
Sempra Energy	14,259	804,921
		1,963,216
TOTAL COMMON STOCKS (Cost $72,893,483)		$67,125,125
CONVERTIBLE BONDS - 0.41%
Communications - 0.41%
Qwest Communications International, Inc.
3.50% due 11/15/2025	289,000	284,159
TOTAL CONVERTIBLE BONDS (Cost $390,872)		$284,159

Mid Cap Value Equity Trust (continued)
	Shares or Principal Amount	Value
SHORT TERM INVESTMENTS - 10.10%
BNP Paribas Finance, Inc.
2.50% due 07/01/2008	$1,600,000	$1,600,000
John Hancock Cash Investment Trust, 2.5657% (c)(f)	5,352,655	5,352,655
TOTAL SHORT TERM INVESTMENTS (Cost $6,952,655)		$6,952,655
Total Investments (Mid Cap Value Equity Trust) (Cost $80,237,010) - 108.07%		$74,361,939
Liabilities in Excess of Other Assets - (8.07)%		(5,554,681)
TOTAL NET ASSETS - 100.00%		$68,807,258

Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 87.91%
Basic Materials - 4.43%
Alcoa, Inc.	25,200	$897,624
Domtar Corp. *	112,100	610,945
Franco-Nevada Corp.	41,000	993,135
International Paper Company	87,800	2,045,740
Louisiana-Pacific Corp.	36,800	312,432
Weyerhaeuser Company	28,400	1,452,376
		6,312,252
Communications - 8.85%
Alcatel-Lucent, SADR *	86,100	520,044
Cablevision Systems Corp., Class A *	4,500	101,700
Cox Radio, Inc., Class A *	17,500	206,500
Discovery Holding Company *	19,700	432,612
DISH Network Corp. *	36,600	1,071,648
E.W. Scripps Company, Class A	72,200	2,999,188
Expedia, Inc. *	30,000	551,400
Lamar Advertising Company, Class A * (a)	3,600	129,708
Meredith Corp.	58,800	1,663,452
Motorola, Inc.	165,200	1,212,568
Scholastic Corp. *	52,300	1,498,918
Telephone & Data Systems, Inc. - Special Shares	17,400	767,340
Telephone & Data Systems, Inc.	6,700	316,709
The New York Times Company, Class A (a)	5,700	87,723
Time Warner Cable, Inc. * (a)	37,200	985,056
XM Satellite Radio Holdings, Inc., Class A *	9,200	72,128
		12,616,694
Consumer, Cyclical - 8.12%
Bed Bath & Beyond, Inc. *	16,500	463,650
Brinker International, Inc.	4,400	83,160
Brunswick Corp.	38,600	409,160
Cintas Corp.	23,200	615,032
Dillard’s, Inc., Class A (a)	70,600	816,842
Family Dollar Stores, Inc.	36,200	721,828
Harman International Industries, Inc.	5,000	206,950
Mattel, Inc.	93,500	1,600,720
Newell Rubbermaid, Inc.	6,900	115,851
Southwest Airlines Company	233,300	3,042,232

The accompanying notes are an integral part of the financial statements.

143

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Starbucks Corp. *	16,200	$254,988
The Gap, Inc.	113,700	1,895,379
The TJX Companies, Inc.	14,800	465,756
TRW Automotive Holdings Corp. *	48,400	893,948
		11,585,496
Consumer, Non-cyclical - 16.47%
Alberto-Culver Company	60,100	1,578,827
Apollo Group, Inc., Class A *	4,500	199,170
Boston Scientific Corp. *	153,700	1,888,973
Brown Forman Corp., Class B	7,100	536,547
Career Education Corp. * (a)	57,100	834,231
Clorox Company	7,800	407,160
Coca-Cola Enterprises, Inc.	85,700	1,482,610
ConAgra Foods, Inc.	29,300	564,904
Equifax, Inc.	18,700	628,694
Health Net, Inc. *	19,700	473,982
Healthsouth Corp. * (a)	120,460	2,003,250
Hershey Company	59,500	1,950,410
Lincare Holdings, Inc. *	71,900	2,041,960
Manpower, Inc.	1,200	69,888
McCormick & Company, Inc.	16,700	595,522
Neurocrine Biosciences, Inc. * (a)	20,300	85,057
OSI Pharmaceuticals, Inc. *	21,900	904,908
Sara Lee Corp.	29,600	362,600
Sepracor, Inc. *	51,000	1,015,920
St. Jude Medical, Inc. *	18,000	735,840
Sysco Corp.	59,500	1,636,845
Tootsie Roll Industries, Inc. (a)	32,181	808,709
Valeant Pharmaceuticals International * (a)	42,900	734,019
Weight Watchers International, Inc. (a)	29,950	1,066,519
Zimmer Holdings, Inc. *	12,900	877,845
		23,484,390
Energy - 11.57%
Baker Hughes, Inc.	16,400	1,432,376
BJ Services Company	67,500	2,155,950
Cimarex Energy Company	35,600	2,480,252
Compton Petroleum Corp. *	25,900	329,189
Duke Energy Corp.	53,100	922,878
Exterran Holdings, Inc. *	23,502	1,680,158
Forest Oil Corp. *	10,900	812,050
Hess Corp.	3,100	391,189
Murphy Oil Corp.	40,400	3,961,220
Petro-Canada	30,500	1,700,375
Spectra Energy Corp.	21,850	627,969
		16,493,606
Financial - 18.21%
Axis Capital Holdings, Ltd.	32,200	959,882
Cincinnati Financial Corp.	61,200	1,554,480
Commerce Bancshares, Inc.	37,178	1,474,479
Cullen Frost Bankers, Inc.	7,200	358,920
Discover Financial Services	118,300	1,558,011
First American Corp.	23,500	620,400
First Horizon National Corp.	82,400	612,232
First Niagara Financial Group, Inc.	78,400	1,008,224
Janus Capital Group, Inc.	76,700	2,030,249

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial (continued)
Legg Mason, Inc.	28,500	$1,241,745
Marsh & McLennan Companies, Inc.	65,700	1,744,335
Northern Trust Corp.	27,500	1,885,675
OneBeacon Insurance Group, Ltd.	36,800	646,576
Progressive Corp.	68,800	1,287,936
SLM Corp. *	75,500	1,460,925
Synovus Financial Corp. (a)	12,000	104,760
The St. Joe Company, REIT (a)	36,000	1,235,520
The Travelers Companies, Inc.	14,217	617,018
Valley National Bancorp (a)	36,092	569,171
Washington Mutual, Inc.	41,000	202,130
WestAmerica Bancorp (a)	26,600	1,398,894
Willis Group Holdings, Ltd.	56,900	1,784,953
Wilmington Trust Corp.	61,200	1,618,128
		25,974,643
Industrial - 5.90%
Allied Waste Industries, Inc. *	46,249	583,663
AVX Corp.	106,000	1,198,860
Dover Corp.	5,200	251,524
Eastman Kodak Company (a)	5,500	79,365
Molex, Inc.	73,700	1,688,467
Nalco Holding Company	70,000	1,480,500
Tyco Electronics, Ltd.	48,100	1,722,942
Waters Corp. *	21,800	1,406,100
		8,411,421
Technology - 5.68%
ASML Holding NV (a)	5,800	141,520
Automatic Data Processing, Inc.	26,400	1,106,160
Cadence Design Systems, Inc. *	16,800	169,680
Electronic Arts, Inc. *	18,600	826,398
Fairchild Semiconductor International, Inc. *	106,200	1,245,726
Novellus Systems, Inc. *	83,500	1,769,365
Raytheon Company	4,300	242,004
Seagate Technology	29,600	566,248
Teradyne, Inc. *	68,500	758,295
Total Systems Services, Inc.	50,286	1,117,355
Xilinx, Inc.	6,100	154,025
		8,096,776
Utilities - 8.68%
Ameren Corp.	20,400	861,492
Calpine Corp. *	45,000	1,015,200
Dynegy, Inc., Class A *	155,300	1,327,815
Mirant Corp. *	58,900	2,305,935
NiSource, Inc.	128,900	2,309,888
NRG Energy, Inc. *	6,700	287,430
Pinnacle West Capital Corp.	61,400	1,889,278
PNM Resources, Inc.	44,600	533,416
Teco Energy, Inc.	86,100	1,850,289
		12,380,743
TOTAL COMMON STOCKS (Cost $135,983,200)		$125,356,021

The accompanying notes are an integral part of the financial statements.

144

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
PREFERRED STOCKS - 0.47%
Financial - 0.47%
National City Corp., Series 1, 6.00%	7	$667,800
TOTAL PREFERRED STOCKS (Cost $700,000)		$667,800
CORPORATE BONDS - 2.90%
Basic Materials - 1.72%
Newmont Mining Corp.
1.625% due 07/15/2017	1,899,000	2,458,388
Financial - 1.17%
AngloGold Ashanti Holdings PLC, Series REGS
2.375% due 02/27/2009	1,700,000	1,669,400
Industrial - 0.01%
Allied Waste North America, Inc.
4.25% due 04/15/2034	10,000	9,500
TOTAL CORPORATE BONDS (Cost $4,167,582)		$4,137,288
CONVERTIBLE BONDS - 1.54%
Basic Materials - 0.41%
Newmont Mining Corp.
1.625% due 07/15/2017 (g)	446,000	577,378
Communications - 1.13%
Lucent Technologies, Inc., Series B
2.75% due 06/15/2025	2,050,000	1,616,835
TOTAL CONVERTIBLE BONDS (Cost $2,526,320)		$2,194,213
SHORT TERM INVESTMENTS - 14.05%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$10,061,361	$10,061,361
T. Rowe Price Reserve Investment Fund,
2.69%	9,952,497	9,982,069
TOTAL SHORT TERM INVESTMENTS (Cost $20,043,430)		$20,043,430
REPURCHASE AGREEMENTS - 1.29%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $1,840,092 on 07/01/2008, collateralized by $1,890,000 Federal National Mortgage Association, 5.55% due 07/10/2028 (valued at $1,878,188, including interest)
	$1,840,000	$1,840,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,840,000)		$1,840,000
Total Investments (Mid Value Trust) (Cost $165,260,532) - 108.16%		$154,238,752
Liabilities in Excess of Other Assets - (8.16)%		(11,635,885)
TOTAL NET ASSETS - 100.00%		$142,602,867

Mutual Shares Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 89.87%
Belgium - 0.00%
Fortis, Strip VVPR *	59,778	$941
Bermuda - 1.56%
SeaDrill, Ltd., GDR	85,666	2,619,665
Tyco Electronics, Ltd.	125,258	4,486,742
		7,106,407
Canada - 0.49%
ACE Aviation Holdings, Inc. *	60,116	946,221
MDS, Inc. *	80,215	1,303,484
		2,249,705
Denmark - 2.18%
A P Moller Maersk AS	350	4,285,775
Carlsberg AS, B Shares	23,232	2,243,939
Danske Bank AS	117,807	3,407,414
		9,937,128
France - 3.91%
Carrefour SA	64,242	3,637,206
Groupe DANONE	30,946	2,173,044
Pernod-Ricard SA	47,817	4,912,381
Sanofi-Aventis SA	1,619	108,156
Societe Generale	27,862	2,425,426
Suez SA	22,040	1,500,467
Total SA	35,893	3,062,938
		17,819,618
Germany - 4.97%
Allianz AG	15,076	2,656,106
DaimlerChrysler AG	31,725	1,962,015
Deutsche Post AG	169,383	4,426,975
E.ON AG	15,812	3,190,322
Linde AG	8,907	1,252,311
RWE AG	30,273	3,824,031
Siemens AG	48,074	5,337,670
		22,649,430
Hong Kong - 0.21%
Link, REIT	421,345	959,708
Italy - 0.81%
Banco Popolare Societa Cooperativa	96,115	1,706,984
Intesa Sanpaolo SpA	349,925	1,998,534
		3,705,518
Japan - 0.87%
Japan Tobacco, Inc.	704	3,003,362
Mitsubishi UFJ Financial Group, Inc.	107,511	952,751
		3,956,113
Netherlands - 4.52%
DSM NV	36,401	2,141,734
Fortis	304,250	4,871,702
Koninklijke (Royal) KPN NV	142,111	2,438,840
Koninklijke (Royal) Philips Electronics NV	105,233	3,580,436
Royal Dutch Shell PLC, A Shares	142,081	5,846,388
TNT Post Group NV	51,227	1,751,814
		20,630,914
Norway - 1.60%
Orkla ASA	569,295	7,310,118

The accompanying notes are an integral part of the financial statements.

145

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore - 0.69%
Keppel Corp., Ltd.	385,141	$3,153,483
South Korea - 0.89%
KT&G Corp.	47,117	4,053,850
Spain - 0.77%
Iberdrola SA	65,359	875,717
Telefonica SA	99,307	2,639,256
		3,514,973
Sweden - 0.73%
Ericsson LM, Series B	172,807	1,801,971
SKF AB, B Shares	20,813	326,583
Swedbank AB, A shares	60,333	1,167,099
Telefonaktiebolaget LM Ericsson, SADR	4,408	45,843
		3,341,496
Switzerland - 2.65%
Nestle SA	152,030	6,869,664
Novartis AG	56,060	3,086,853
Zurich Financial Services AG	8,400	2,150,262
		12,106,779
United Kingdom - 5.97%
BP PLC	232,539	2,701,513
British American Tobacco PLC	289,914	10,042,117
Cadbury PLC	306,218	3,857,874
Imperial Tobacco Group PLC	246,074	9,170,563
Mondi, Ltd.	1,057	6,553
WPP Group PLC	150,000	1,446,829
		27,225,449
United States - 57.05%
Alcoa, Inc.	87,653	3,122,200
Alexander’s, Inc., REIT *	8,128	2,524,557
Alleghany Corp. *	5,585	1,854,499
Alliance Data Systems Corp. *	50,646	2,864,031
Altria Group, Inc.	123,306	2,535,171
American Express Company	48,777	1,837,430
American International Group, Inc.	108,092	2,860,114
Anheuser-Busch Companies, Inc.	49,211	3,056,987
Beazer Homes USA, Inc.	39,751	221,413
Berkshire Hathaway, Inc., Class B *	3,247	13,026,964
Bristol-Myers Squibb Company	95,983	1,970,531
Brown Forman Corp., Class B	18,385	1,389,354
Cablevision Systems Corp., Class A *	60,995	1,378,487
Cerberus Investors I LLC *	384,193	200,050
Cerberus Investors II LLC *	384,193	200,049
Cerberus Investors III LLC *	192,097	100,025
CIT Group, Inc.	136,599	930,239
Coca-Cola Enterprises, Inc.	198,607	3,435,901
Comcast Corp., Special Class A	496,009	9,305,129
Community Health Systems, Inc. *	58,797	1,939,125
Conseco, Inc. *	111,954	1,110,584
Constellation Energy Group, Inc.	95,927	7,875,607
Covidien, Ltd.	98,061	4,696,141
CVS Caremark Corp.	189,260	7,489,018
Dana Holding Corp. *	1,508	8,068
Dell, Inc. *	337,309	7,380,321
Diebold, Inc.	39,180	1,394,024

Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Domtar Corp. *	390,290	$2,127,081
Dr Pepper Snapple Group, Inc. *	70,628	1,481,775
Eastman Kodak Company	183,195	2,643,504
Electronic Data Systems Corp.	119,734	2,950,246
Energy East Corp.	94,343	2,332,159
Exelon Corp.	37,144	3,341,474
Exterran Holdings, Inc. *	100	7,149
Federal National Mortgage Association	23,900	466,289
Federal Signal Corp.	70,426	845,112
Forestar Real Estate Group, Inc. *	33,841	644,677
GenCorp, Inc. *	36,508	261,397
General Mills, Inc.	32,454	1,972,230
General Motors Corp.	220,354	2,534,071
Goodyear Tire & Rubber Company *	102,966	1,835,884
Guaranty Bancorp *	21,927	78,938
Guaranty Financial Group, Inc. *	29,925	160,699
H & R Block, Inc.	70,458	1,507,801
Harley-Davidson, Inc.	52,579	1,906,515
Hartford Financial Services Group, Inc.	15,889	1,025,953
Hillenbrand, Inc.	36,497	781,036
Hill-Rom Holdings, Inc.	34,862	940,577
Home Depot, Inc.	210,735	4,935,414
Huntsman Corp.	61,939	706,105
International Paper Company	234,375	5,460,938
JP Morgan Chase & Company	63,268	2,170,725
Kraft Foods, Inc., Class A	156,173	4,443,122
Lear Corp. *	58,729	832,777
Legg Mason, Inc.	17,265	752,236
Lexmark International, Inc. *	27,796	929,220
Liberty Media Corp. - Capital, Series A *	13,680	196,992
Liberty Media Corp. - Entertainment, Series A *	29,832	722,829
LSI Logic Corp. *	606,616	3,724,622
Mattel, Inc.	290,337	4,970,569
Maxim Integrated Products, Inc.	116,869	2,471,779
MeadWestvaco Corp.	35,304	841,647
Microsoft Corp.	265,725	7,310,095
Motorola, Inc.	471,832	3,463,247
NAVTEQ Corp. *	20,690	1,593,130
News Corp., Class A	500,336	7,525,053
Northwest Airlines Corp. *	58,590	390,209
NorthWestern Corp.	6,937	176,339
Old Republic International Corp.	146,701	1,736,940
Owens Corning, Inc. *	79,219	1,802,232
Pfizer, Inc.	282,586	4,936,777
Philip Morris International, Inc.	86,826	4,288,336
Pride International, Inc. *	44,169	2,088,752
Prudential Financial, Inc.	34,002	2,031,279
Quest Diagnostics, Inc.	65,474	3,173,525
Reynolds American, Inc.	116,756	5,449,003
SLM Corp. *	155,205	3,003,217
Sprint Nextel Corp.	263,380	2,502,110
Temple-Inland, Inc.	82,847	933,686
Tenet Healthcare Corp. *	638,500	3,550,060
The Kroger Company	165,487	4,777,610
The St. Joe Company, REIT	26,808	920,051
The Travelers Companies, Inc.	33,317	1,445,958

The accompanying notes are an integral part of the financial statements.

146

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Time Warner Cable, Inc. *	53,277	$1,410,775
Time Warner, Inc.	374,349	5,540,365
Transocean, Inc. *	9,538	1,453,496
Tyco International, Ltd.	88,512	3,544,020
U.S. Bancorp	182,334	5,085,295
Valeant Pharmaceuticals International *	81,392	1,392,617
Ventas, Inc., REIT	26,974	1,148,283
Verizon Communications, Inc.	60,965	2,158,161
Viacom, Inc., Class B *	97,254	2,970,137
Virgin Media, Inc.	154,159	2,098,104
Wal-Mart Stores, Inc.	75,215	4,227,083
Washington Mutual, Inc.	196,358	968,046
Watson Pharmaceuticals, Inc. *	42,512	1,155,051
Weyerhaeuser Company	153,018	7,825,341
White Mountains Insurance Group, Ltd.	18,119	7,773,051
Wyndham Worldwide Corp.	39,748	711,887
		260,268,882
TOTAL COMMON STOCKS (Cost $484,957,865)		$409,990,512
PREFERRED STOCKS - 0.14%
United States - 0.14%
Dana Holding Corp., Series B *	150	13,538
Federal National Mortgage Association, Series 08-1, 8.75% *	16,500	631,950
		645,488
TOTAL PREFERRED STOCKS (Cost $840,000)		$645,488
TERM LOANS - 0.78%
United States - 0.78%
Pontus I LLC
1.00% due 07/18/2009 (b)	241,623	207,337
6.135% due 07/24/2009 (b)	251,969	301,455
Realogy Corp.
3.036% due 10/10/2013 (b)	55,560	47,226
5.049% due 10/10/2013 (b)	833,300	690,805
5.799% due 10/10/2013 (b)	52,368	44,513
5.799% due 10/10/2013 (b)	289,268	245,878
Solutia, Inc.
15.50% due 01/23/2009 (b)	2,046,000	1,996,671
		3,533,885
TOTAL TERM LOANS (Cost $3,367,889)		$3,533,885
CORPORATE BONDS - 0.30%
United States - 0.30%
Cerberus Investors I LLC
12.00% due 07/31/2014 (b)	337,200	175,580
Cerberus Investors II LLC
12.00% due 07/31/2014 (b)	337,200	175,580
Cerberus Investors III LLC
12.00% due 07/31/2014 (b)	168,600	87,790
Northwest Airlines zero coupon due 01/16/2017 ^	170,000	1,063
Pontus I LLC
9.1406% due 07/24/2009	279,200	234,165

Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Pontus II Trust
9.1406% due 06/25/2009	$139,600	$117,083
Tropicana Entertainment LLC
9.625% due 12/15/2014	1,180,000	560,500
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	33,000	20,542
		1,372,303
TOTAL CORPORATE BONDS (Cost $2,106,225)		$1,372,303
OPTIONS - 0.09%
United States - 0.09%
S&P 500 Index Expiration 12/20/2008 at $1,175.00 *	9,400	399,500
TOTAL OPTIONS (Cost $615,982)		$399,500
SHORT TERM INVESTMENTS - 10.02%
Federal Home Loan Bank Discount Notes zero coupon due 07/01/2008 to 12/12/2008	$37,000,000	$36,902,669
2.04% due 07/01/2008 (i)	8,800,000	8,800,000
TOTAL SHORT TERM INVESTMENTS (Cost $45,698,903)		$45,702,669
Total Investments (Mutual Shares Trust) (Cost $537,586,864) - 101.20%		$461,644,357
Liabilities in Excess of Other Assets - (1.20)%		(5,463,001)
TOTAL NET ASSETS - 100.00%		$456,181,356

The portfolio had the following five top industry concentrations as of June 30, 2008 (as a percentage of total net assets):
Food & Beverages	8.48%
Tobacco	8.45%
Insurance	5.40%
Cable & Television	4.98%
Banking	4.79%

Natural Resources Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.62%
Basic Materials - 26.44%
Alumina, Ltd. (a)	3,420,343	$15,542,036
Anglo American PLC (a)	132,919	9,335,248
Anglo Platinum, Ltd.	134,653	22,476,561
AngloGold Ashanti, Ltd., SADR	374,065	12,695,766
ArcelorMittal	179,594	17,792,377
Barrick Gold Corp.	202,772	9,226,126
Cameco Corp. (a)	435,278	18,660,368
Companhia Vale Do Rio Doce, SADR *	1,412,696	42,154,849
Freeport-McMoRan Copper & Gold, Inc., Class B	169,570	19,871,908
Gold Fields, Ltd.	711,971	9,047,396

The accompanying notes are an integral part of the financial statements.

147

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Natural Resources Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Basic Materials (continued)
POSCO, SADR (a)	69,400	$9,006,732
Sumitomo Metal Industries, Ltd.	2,089,000	9,187,390
Teck Cominco, Ltd.	164,000	7,908,091
Vedanta Resources PLC	573,023	24,961,882
Xstrata PLC	335,138	26,861,987
		254,728,717
Energy - 71.18%
Baker Hughes, Inc.	236,500	20,655,910
BP PLC, SADR	341,873	23,784,105
Canadian Natural Resources, Ltd.	437,767	43,291,580
ConocoPhillips	180,859	17,071,281
CONSOL Energy, Inc.	357,514	40,173,848
Denbury Resources, Inc. *	415,900	15,180,350
Devon Energy Corp.	86,600	10,405,856
EnCana Corp.	410,408	37,575,455
Eni SpA, SADR (a)	116,600	8,655,218
EOG Resources, Inc.	338,431	44,402,147
Equitable Resources, Inc.	123,640	8,538,578
Exxon Mobil Corp.	271,295	23,909,228
Halliburton Company	306,498	16,265,849
Lukoil Oil Company, ADR	319,273	31,480,318
Marathon Oil Corp.	461,572	23,941,740
Newfield Exploration Company *	217,748	14,208,057
Noble Energy, Inc.	129,236	12,995,972
OAO Gazprom, SADR	430,650	24,977,700
Peabody Energy Corp.	235,900	20,770,995
Penn West Energy Trust, ADR (a)	175,900	5,952,456
Petro-Canada (a)	259,269	14,520,793
Petroleo Brasileiro SA, ADR	554,204	39,254,269
Reliance Industries, Ltd., GDR	74,567	7,337,393
Rosneft Oil Company, GDR *	914,314	10,606,042
Royal Dutch Shell PLC, ADR	333,331	27,236,476
Suncor Energy, Inc.	446,886	25,944,544
Talisman Energy, Inc.	998,902	22,119,454
Total SA, ADR	292,738	24,961,769
Transocean, Inc. *	62,807	9,571,159
Ultra Petroleum Corp. *	132,600	13,021,320
Valero Energy Corp.	449,234	18,499,456
XTO Energy, Inc.	417,242	28,585,249
		685,894,567
TOTAL COMMON STOCKS (Cost $625,950,578)		$940,623,284
PREFERRED STOCKS - 0.21%
Basic Materials - 0.21%
Anglo Platinum, Ltd., 6.38% (h)	34,052	2,000,501
TOTAL PREFERRED STOCKS (Cost $814,587)		$2,000,501
SHORT TERM INVESTMENTS - 9.45%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$91,071,607	$91,071,607
TOTAL SHORT TERM INVESTMENTS (Cost $91,071,607)		$91,071,607

Natural Resources Trust (continued)
	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS - 0.07%
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2008 at 2.70% to be repurchased at $700,052 on 07/01/2008, collateralized by $756,067 Federal Home Loan Mortgage Corp., 5.00% due 07/01/2037 (valued at $714,000, including interest)
	$700,000	$700,000
TOTAL REPURCHASE AGREEMENTS (Cost $700,000)		$700,000
Total Investments (Natural Resources Trust) (Cost $718,536,772) - 107.35%		$1,034,395,392
Liabilities in Excess of Other Assets - (7.35)%		(70,804,484)
TOTAL NET ASSETS - 100.00%		$963,590,908

Optimized All Cap Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 99.77%
Basic Materials - 3.48%
Anglo American PLC, ADR	934,622	$33,132,350
Century Aluminum Company *	76,333	5,075,381
Eli Lilly & Company	215,173	9,932,386
Gerdau Ameristeel Corp.	306,304	5,911,667
OM Group, Inc. *	336,884	11,046,426
		65,098,210
Communications - 7.80%
AT&T, Inc.	1,404,419	47,314,876
eBay, Inc. *	1,264,003	34,545,202
Focus Media Holding, Ltd., ADR * (a)	135,827	3,765,124
Google, Inc., Class A *	19,219	10,117,266
Harris Corp.	300,743	15,184,514
Omnicom Group, Inc.	172,766	7,753,738
Pearson PLC, SADR (a)	231,936	2,841,216
Perficient, Inc. * (a)	497,815	4,808,893
Tele Norte Leste Participacoes SA, ADR	317,456	7,907,829
Viacom, Inc., Class B *	222,455	6,793,776
Walt Disney Company	161,401	5,035,711
		146,068,145
Consumer, Cyclical - 7.35%
Burger King Holdings, Inc.	1,177,113	31,534,857
CEC Entertainment, Inc. *	559,385	15,668,374
CVS Caremark Corp.	124,638	4,931,926
Honda Motor Company, Ltd., ADR (a)	229,038	7,794,163
Insight Enterprises, Inc. *	463,324	5,434,790
Lear Corp. *	716,320	10,157,418
McDonald’s Corp.	275,233	15,473,599
Ross Stores, Inc.	446,109	15,845,792
The Gap, Inc.	349,549	5,826,982
The Toro Company (a)	577,244	19,204,908
Yum! Brands, Inc.	167,689	5,884,207
		137,757,016

The accompanying notes are an integral part of the financial statements.

148

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Optimized All Cap Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer, Non-cyclical - 18.11%
Abbott Laboratories	93,066	$4,929,706
AerCap Holdings NV *	475,841	6,009,872
Alliance Data Systems Corp. *	407,665	23,053,456
American Oriental Bioengineering, Inc. * (a)	615,954	6,079,466
Coca-Cola Enterprises, Inc.	1,778,178	30,762,479
Colgate-Palmolive Company	127,598	8,817,022
CONMED Corp. *	163,888	4,351,226
Convergys Corp. *	860,445	12,786,213
DENTSPLY International, Inc.	137,305	5,052,824
Flowers Foods, Inc.	415,357	11,771,217
Herbalife, Ltd.	808,057	31,312,209
Jarden Corp. *	1,082,312	19,741,371
Johnson & Johnson	463,585	29,827,059
PepsiCo, Inc.	153,740	9,776,327
Pfizer, Inc.	1,979,698	34,585,324
R.R. Donnelley & Sons Company	192,319	5,709,951
Stryker Corp.	723,412	45,488,147
The Coca-Cola Company	228,033	11,853,155
Tupperware Brands Corp.	783,352	26,806,305
UnitedHealth Group, Inc.	167,194	4,388,843
Visa, Inc. *	75,207	6,115,081
		339,217,253
Energy - 16.95%
Apache Corp.	79,312	11,024,368
ConocoPhillips	477,890	45,108,037
ENSCO International, Inc.	178,880	14,442,771
Exxon Mobil Corp.	384,556	33,890,921
Marathon Oil Corp.	1,038,876	53,886,498
Nexen, Inc. (a)	1,103,967	43,882,688
Petro-Canada	719,637	40,119,763
Sasol, Ltd., SADR	772,748	45,545,767
Transocean, Inc. *	193,736	29,523,429
		317,424,242
Financial - 13.38%
Allied Capital Corp. (a)	663,878	9,221,265
Allied World Assurance Holdings, Ltd.	110,933	4,395,165
Aspen Insurance Holdings, Ltd.	785,843	18,600,904
Axis Capital Holdings, Ltd.	900,813	26,853,236
Bank of America Corp.	599,678	14,314,314
Barclays PLC, SADR (a)	1,103,663	25,549,798
Deutsche Bank AG (a)	67,912	5,796,289
First Industrial Realty Trust, Inc., REIT (a)	192,816	5,296,656
Hospitality Properties Trust, REIT	192,858	4,717,307
ING Groep NV, SADR (a)	157,238	4,960,859
KKR Financial Holdings LLC	2,160,156	22,681,638
Lehman Brothers Holdings, Inc.	577,922	11,448,635
Morgan Stanley	402,845	14,530,619
National City Corp. (a)	1,494,064	7,126,685
National Financial Partners Corp. (a)	548,926	10,879,713
Oriental Financial Group, Inc. (a)	286,270	4,082,210
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	194,877	24,735,738
Wells Fargo & Company	663,956	15,768,955
Willis Group Holdings, Ltd.	629,122	19,735,557
		250,695,543

Optimized All Cap Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial - 13.48%
AAR Corp. *	591,600	$8,004,348
Allied Waste Industries, Inc. *	1,084,776	13,689,873
Amphenol Corp., Class A	671,940	30,156,667
Avnet, Inc. *	494,395	13,487,096
Ball Corp.	107,781	5,145,465
BE Aerospace, Inc. *	721,644	16,807,089
Cooper Industries, Ltd., Class A	394,635	15,588,083
DryShips, Inc. (a)	215,864	17,307,976
EMCOR Group, Inc. *	405,925	11,581,040
Emerson Electric Company	187,577	9,275,683
Genco Shipping & Trading, Ltd. (a)	296,632	19,340,406
General Electric Company	437,460	11,675,807
Lockheed Martin Corp.	139,459	13,759,025
Rockwell Collins, Inc.	115,743	5,551,034
Stericycle, Inc. *	627,546	32,444,128
Terex Corp. *	393,910	20,235,157
Trinity Industries, Inc. (a)	245,238	8,507,306
		252,556,183
Technology - 15.47%
Adobe Systems, Inc. *	161,538	6,362,982
ANSYS, Inc. *	358,822	16,907,693
Apple, Inc. *	80,021	13,398,716
Broadridge Financial Solutions, Inc.	509,004	10,714,534
Cogo Group, Inc. * (a)	431,185	3,928,095
Compuware Corp. *	1,423,942	13,584,407
CSG Systems International, Inc. *	373,236	4,113,061
Hewlett-Packard Company	1,172,127	51,819,735
International Business Machines Corp.	239,945	28,440,681
Microchip Technology, Inc. (a)	647,486	19,774,222
Microsoft Corp.	894,158	24,598,287
Novell, Inc. *	3,444,744	20,289,542
Nuance Communications, Inc. * (a)	1,226,447	19,218,424
PMC-Sierra, Inc. *	2,286,510	17,491,801
Research In Motion, Ltd. *	80,483	9,408,463
Salesforce.com, Inc. *	187,062	12,763,240
Trimble Navigation, Ltd. *	473,650	16,909,305
		289,723,188
Utilities - 3.75%
Edison International	647,536	33,270,400
Mirant Corp. *	796,201	31,171,269
Pepco Holdings, Inc.	227,301	5,830,271
		70,271,940
TOTAL COMMON STOCKS (Cost $2,005,537,747)		$1,868,811,720
SHORT TERM INVESTMENTS - 11.35%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$197,895,845	$197,895,845

The accompanying notes are an integral part of the financial statements.

149

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Optimized All Cap Trust (continued)
	Shares or Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
Lloyds Bank PLC
2.49% due 07/01/2008	$14,710,000	$14,710,000
TOTAL SHORT TERM INVESTMENTS (Cost $212,605,845)		$212,605,845
Total Investments (Optimized All Cap Trust) (Cost $2,218,143,592) - 111.12%		$2,081,417,565
Liabilities in Excess of Other Assets - (11.12)%		(208,235,290)
TOTAL NET ASSETS - 100.00%		$1,873,182,275

Optimized Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.47%
Basic Materials - 3.14%
Anglo American PLC, ADR (a)	198,286	$7,029,239
OM Group, Inc. *	156,060	5,117,207
The Mosaic Company *	36,587	5,294,139
United States Steel Corp.	35,475	6,555,071
		23,995,656
Communications - 9.32%
AT&T, Inc.	670,270	22,581,396
CenturyTel, Inc.	452,528	16,105,472
Embarq Corp.	381,312	18,024,618
Omnicom Group, Inc.	323,524	14,519,757
		71,231,243
Consumer, Cyclical - 5.25%
CVS Caremark Corp.	228,151	9,027,935
The TJX Companies, Inc.	389,342	12,252,593
Yum! Brands, Inc.	536,779	18,835,575
		40,116,103
Consumer, Non-cyclical - 11.94%
Alliance Data Systems Corp. *	135,072	7,638,322
Bare Escentuals, Inc. * (a)	29,653	555,401
Baxter International, Inc.	139,183	8,899,361
Bunge, Ltd.	14,800	1,593,812
Colgate-Palmolive Company	121,939	8,425,985
Gen-Probe, Inc. *	46,213	2,194,193
Herbalife, Ltd.	261,678	10,140,022
Jarden Corp. *	500,015	9,120,274
Johnson & Johnson	59,472	3,826,428
Pfizer, Inc.	437,576	7,644,453
Procter & Gamble Company	205,256	12,481,617
Stryker Corp.	164,804	10,362,875
Techne Corp. *	38,284	2,962,799
Visa, Inc. *	65,910	5,359,142
		91,204,684
Energy - 22.40%
Chevron Corp.	170,477	16,899,385
ConocoPhillips	308,921	29,159,053
Duke Energy Corp.	620,142	10,778,068
ENSCO International, Inc.	143,177	11,560,111
Exxon Mobil Corp.	425,373	37,488,122

Optimized Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Marathon Oil Corp.	224,132	$11,625,727
Nexen, Inc.	386,274	15,354,392
Occidental Petroleum Corp.	106,858	9,602,260
Petro-Canada	348,293	19,417,335
Sasol, Ltd., SADR	157,811	9,301,380
		171,185,833
Financial - 22.72%
American Financial Group, Inc.	317,128	8,483,174
Arch Capital Group, Ltd. *	81,043	5,374,772
Axis Capital Holdings, Ltd.	178,836	5,331,101
Bank of America Corp.	318,565	7,604,147
Bank of New York Mellon Corp.	233,710	8,841,249
Barclays PLC, SADR (a)	320,530	7,420,270
Endurance Specialty Holdings, Ltd.	191,389	5,892,867
Federated Investors, Inc., Class B	305,551	10,517,065
Genworth Financial, Inc., Class A	420,306	7,485,650
Goldman Sachs Group, Inc.	30,148	5,272,885
Hospitality Properties Trust, REIT	525,620	12,856,665
ING Groep NV, SADR (a)	237,106	7,480,694
JP Morgan Chase & Company	244,853	8,400,906
Lehman Brothers Holdings, Inc.	84,658	1,677,075
MetLife, Inc.	62,402	3,292,954
Morgan Stanley	151,867	5,477,843
RenaissanceRe Holdings, Ltd.	127,208	5,682,381
Sovereign Bancorp, Inc. (a)	437,030	3,216,541
State Street Corp.	135,019	8,639,866
TD Ameritrade Holding Corp. * (a)	688,671	12,458,058
The Travelers Companies, Inc.	86,025	3,733,485
Torchmark Corp.	173,130	10,154,075
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	58,535	7,429,848
Wachovia Corp.	159,082	2,470,543
Washington Federal, Inc.	283,531	5,131,911
XL Capital, Ltd., Class A	160,454	3,298,934
		173,624,959
Industrial - 12.36%
Allied Waste Industries, Inc. *	925,218	11,676,251
Amphenol Corp., Class A	165,320	7,419,562
BE Aerospace, Inc. *	324,102	7,548,336
Cooper Industries, Ltd., Class A	165,865	6,551,667
Flowserve Corp.	28,080	3,838,536
General Electric Company	716,395	19,120,583
Honeywell International, Inc.	261,105	13,128,359
Lockheed Martin Corp.	79,697	7,862,906
Stericycle, Inc. *	166,640	8,615,288
Terex Corp. *	169,551	8,709,835
		94,471,323
Technology - 4.80%
Hewlett-Packard Company	154,629	6,836,148
International Business Machines Corp.	56,686	6,718,992
MasterCard, Inc., Class A	27,828	7,388,890
Microsoft Corp.	87,572	2,409,106
Nuance Communications, Inc. *	362,303	5,677,288
PMC-Sierra, Inc. *	995,216	7,613,402
		36,643,826

The accompanying notes are an integral part of the financial statements.

150

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Optimized Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities - 5.54%
American Electric Power Company, Inc.	217,975	$8,769,134
DPL, Inc.	490,432	12,937,596
Edison International	150,039	7,709,004
Mirant Corp. *	328,829	12,873,656
		42,289,390
TOTAL COMMON STOCKS (Cost $800,314,187)		$744,763,017
SHORT TERM INVESTMENTS - 6.92%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$42,443,402	$42,443,402
Lloyds Bank PLC
2.49% due 07/01/2008	10,484,000	10,484,000
TOTAL SHORT TERM INVESTMENTS (Cost $52,927,402)		$52,927,402
Total Investments (Optimized Value Trust) (Cost $853,241,589) - 104.39%		$797,690,419
Liabilities in Excess of Other Assets - (4.39)%		(33,579,983)
TOTAL NET ASSETS - 100.00%		$764,110,436

Overseas Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 94.32%
Australia - 2.04%
BHP Billiton, Ltd., SADR	6,500	$553,735
Brambles, Ltd.	240,711	2,014,513
Foster’s Group, Ltd. (a)	72,582	352,774
Macquarie Group, Ltd. (a)	18,236	850,321
Newcrest Mining, Ltd.	75,725	2,126,997
QBE Insurance Group, Ltd.	34,918	749,821
Telstra Corp., Ltd. (a)	334,416	1,359,292
Woodside Petroleum, Ltd.	13,843	895,765
Woolworths, Ltd.	85,535	2,004,853
		10,908,071
Austria - 0.59%
Raiffeisen International Bank Holding AG (a)	13,644	1,743,679
Telekom Austria AG	41,174	893,308
Wienerberger Baustoffindustrie AG (a)	12,900	541,679
		3,178,666
Belgium - 0.10%
Fortis, Strip VVPR *	30,000	472
UCB SA	14,565	539,014
		539,486
Bermuda - 0.32%
SeaDrill, Ltd., GDR	55,600	1,700,247
Brazil - 0.66%
Bovespa Holding SA	105,000	1,303,412
Cia Energetica de Minas Gerais, ADR	45,910	1,127,091
Companhia Vale Do Rio Doce, ADR *	27,300	977,886

Overseas Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Marfrig Frigorificos e Comercio de Alimentos SA *	8,500	$110,021
		3,518,410
Canada - 11.57%
Barrick Gold Corp.	79,600	3,621,800
Cameco Corp.	55,800	2,396,823
Canadian Natural Resources, Ltd.	115,100	11,382,450
EnCana Corp.	95,900	8,780,253
Inmet Mining Corp.	25,000	1,659,311
National Bank of Canada	15,200	754,857
Onex Corp.	37,400	1,101,424
Potash Corp. of Saskatchewan, Inc.	105,800	24,545,558
Research In Motion, Ltd. *	13,300	1,561,123
Shaw Communications, Inc.	47,100	961,677
Shoppers Drug Mart Corp.	25,400	1,392,180
Sun Life Financial, Inc.	24,500	1,007,919
Suncor Energy, Inc.	48,600	2,821,536
		61,986,911
Chile - 0.29%
Enersis SA, SADR	99,700	1,553,326
China - 0.15%
Industrial & Commercial Bank of China, Ltd. (a)	1,175,000	803,200
Denmark - 0.42%
A P Moller Maersk AS	100	1,224,507
Novo Nordisk AS	15,460	1,011,823
		2,236,330
Egypt - 0.96%
Commercial International Bank	87,067	1,395,161
Egyptian Company for Mobile Services	36,500	1,140,610
Orascom Telecom Holding SAE (a)	40,600	2,598,400
		5,134,171
Finland - 0.41%
Nokia AB Oyj	40,100	977,969
Rautaruukki Oyj *	26,200	1,198,743
		2,176,712
France - 10.10%
Air Liquide	13,444	1,775,270
AXA Group SA	60,600	1,799,465
BNP Paribas SA	99,692	9,031,489
Bouygues SA	83,284	5,528,297
Compagnie Generale des Etablissements
Michelin, Class B	32,000	2,299,454
Dassault Systemes SA	18,400	1,121,715
Groupe DANONE	19,900	1,397,388
Lafarge SA	9,700	1,487,357
L’Oreal SA (a)	53,264	5,794,834
Pernod-Ricard SA (a)	29,500	3,030,621
PSA Peugeot Citroen SA	15,200	825,403
Renault Regie Nationale SA	9,300	762,869
Sanofi-Aventis SA	65,604	4,382,607
Schneider Electric SA	16,097	1,738,848
Total SA	47,900	4,087,558
Vallourec SA	6,664	2,338,803

The accompanying notes are an integral part of the financial statements.

151

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Veolia Environnement SA	61,427	$3,445,913
Vivendi SA	86,000	3,263,207
		54,111,098
Germany - 1.70%
Allianz AG	20,228	3,563,791
Bayer AG	31,500	2,651,360
Hypo Real Estate Holding AG (a)	36,648	1,031,685
SAP AG	35,300	1,848,528
		9,095,364
Hong Kong - 2.33%
Alibaba.com, Ltd. * (a)(g)	14,000	19,751
Anhui Conch Cement Company, Ltd., Class H * (a)	124,000	829,344
Bank of East Asia, Ltd.	415,400	2,256,204
China Overseas Land & Investment, Ltd.	1,808,000	2,856,720
China Railway Construction Corp. *	433,500	611,562
China Resources Land, Ltd.	382,000	529,110
China Shenhua Energy Company, Ltd.	545,500	2,140,793
Gome Electrical Appliances Holdings, Ltd.	2,152,000	1,021,181
Nine Dragons Paper Holdings, Ltd. (a)	1,242,000	968,464
Peace Mark Holdings, Ltd.	64,000	44,487
Shangri-La Asia, Ltd.	518,000	1,209,093
		12,486,709
India - 1.20%
Bharti Telecom, Ltd. *	54,000	903,661
DLF, Ltd.	375,272	3,453,113
Infosys Technologies, Ltd., ADR	11,239	488,447
Suzlon Energy, Ltd. *	313,300	1,572,143
		6,417,364
Indonesia - 0.66%
Indo Tambangraya Megah PT	116,500	425,187
Telekomunikasi Indonesia Tbk PT	3,947,000	3,125,065
		3,550,252
Ireland - 0.90%
Allied Irish Banks PLC - London Exchange (a)	101,100	1,564,710
CRH PLC - London Exchange	94,700	2,743,450
Irish Life & Permanent PLC - London Exchange	47,400	503,372
		4,811,532
Israel - 0.27%
ICL Israel Chemicals, Ltd.	23,459	546,617
Teva Pharmaceutical Industries, Ltd., SADR	20,200	925,160
		1,471,777
Japan - 21.49%
AEON Company, Ltd. (a)	524,200	6,471,971
Canon, Inc.	92,600	4,761,464
Chiyoda Corp.	47,000	510,788
Citizen Watch Company, Ltd.	120,000	914,253
Elpida Memory, Inc. *	25,100	803,692
Fanuc, Ltd.	54,200	5,293,158
Fuji Photo Film Company, Ltd.	43,800	1,505,580
Hirose Electric Company, Ltd.	21,500	2,158,403
Hoya Corp.	140,400	3,246,052
Inpex Holdings, Inc.	148	1,867,684

Overseas Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Tobacco, Inc.	161	$686,848
JGC Corp. (a)	41,000	806,988
Kansai Electric Power Company, Ltd. (a)	64,600	1,511,805
Keyence Corp. (a)	7,800	1,857,720
Matsushita Electric Industrial Company, Ltd.	119,000	2,566,370
Millea Holdings, Inc.	94,000	3,664,924
Mitsubishi Corp.	18,100	596,600
Mitsubishi UFJ Financial Group, Inc.	101,000	895,051
Mitsui Sumitomo Insurance Group Holdings, Inc. *	27,600	951,321
Mizuho Financial Group, Inc.	546	2,550,417
Murata Manufacturing Company, Ltd. (a)	48,400	2,279,041
Nintendo Company, Ltd.	13,600	7,671,893
Nippon Electric Glass Company, Ltd. (a)	46,000	795,800
Nissan Motor Company, Ltd. (a)	257,600	2,127,562
Nomura Holdings, Inc. (a)	484,100	7,171,345
NTT DoCoMo, Inc.	347	509,790
Oracle Corp. - Japan (a)	51,500	2,100,061
Orix Corp.	58,340	8,345,667
Shimamura Company, Ltd. (a)	9,100	560,475
SMC Corp. (a)	23,300	2,551,952
SOFTBANK Corp. (a)	411,640	6,939,168
Sumitomo Chemical Company, Ltd.	292,000	1,839,695
Sumitomo Corp.	297,000	3,901,822
Sumitomo Metal Industries, Ltd.	126,000	554,146
Sumitomo Mitsui Financial Group, Inc.	682	5,131,780
Sumitomo Realty &
Development Company, Ltd.	29,000	576,258
Suzuki Motor Corp. (a)	37,600	888,788
Takeda Pharmaceutical Company, Ltd.	11,500	584,828
Tokyo Electron, Ltd. (a)	55,900	3,221,811
Tokyo Gas Company, Ltd.	224,100	903,280
Toshiba Corp. (a)	431,000	3,178,161
Trend Micro, Inc. (a)	84,000	2,768,753
UNI Charm Corp.	21,100	1,500,259
Yamada Denki Company, Ltd.	15,620	1,112,089
Yamato Transport Company, Ltd.	309,000	4,312,643
		115,148,156
Luxembourg - 0.24%
SES Global SA	21,100	531,535
Tenaris SA, ADR	10,300	767,350
		1,298,885
Malaysia - 0.31%
Commerce Asset Holdings	364,900	893,405
SP Setia BHD	435,000	391,400
TM International Bhd *	199,700	375,870
		1,660,675
Mexico - 3.06%
America Movil SA de CV, Series L, ADR	129,200	6,815,300
Cemex SA de CV, SADR *	70,189	1,733,668
Grupo Financiero Inbursa SA de CV	1,074,400	3,958,771
Telefonos de Mexico SA de CV, Class L, ADR	134,411	3,182,853
Telmex Internacional SAB de CV *	323,100	261,911
Wal-Mart de Mexico SA de CV, Series V	107,000	424,136
		16,376,639

The accompanying notes are an integral part of the financial statements.

152

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Netherlands - 3.31%
Fortis	36,000	$576,438
ING Groep NV	128,572	4,100,226
Koninklijke (Royal) KPN NV	102,300	1,755,623
Royal Dutch Shell PLC, A Shares	169,416	6,971,177
Unilever NV	153,500	4,357,459
		17,760,923

Norway - 0.44%
Telenor ASA	124,600	2,343,650

Poland - 0.22%
Polski Koncern Naftowy Orlen, ADR *	36,200	1,162,132

Russia - 2.90%
JSC MMC Norilsk Nickel, ADR	42,000	1,062,600
Mobile Telesystems, SADR	17,000	1,302,370
OAO Gazprom, SADR	209,000	12,122,000
Sberbank * (a)	2,888	1,054,453
		15,541,423

Singapore - 0.59%
Singapore Telecommunications, Ltd.	444,860	1,183,634
United Overseas Bank, Ltd.	59,072	808,438
Wilmar International, Ltd. (a)	313,000	1,164,073
		3,156,145

South Africa - 1.41%
AngloGold Ashanti, Ltd.	34,400	1,181,155
Harmony Gold Mining Company, Ltd., SADR *	114,700	1,405,075
Harmony Gold Mining Company, Ltd. * (a)	150,300	1,823,563
MTN Group, Ltd.	78,300	1,245,000
Sasol, Ltd.	32,100	1,889,923
		7,544,716

South Korea - 1.81%
Hynix Semiconductor, Inc. * (a)	71,510	1,709,048
LG Electronics, Inc. (a)	4,070	461,063
NHN Corp. * (a)	5,700	994,455
Samsung Electronics Company, Ltd.	10,944	6,538,885
		9,703,451

Spain - 1.70%
Banco Bilbao Vizcaya Argentaria SA	293,700	5,627,606
Banco Santander Central Hispano SA	26,900	494,256
Industria de Diseno Textil SA	9,340	430,279
Repsol YPF SA	34,900	1,375,357
Telefonica SA	43,772	1,163,317
		9,090,815

Sweden - 1.47%
Assa Abloy AB - Series B (a)	29,000	420,136
AstraZeneca PLC	1,500	63,761
Atlas Copco AB, Series B, ADR	58,300	776,856
Ericsson LM, Series B	538,000	5,610,076
Telefonaktiebolaget LM Ericsson, SADR	30,800	320,320
Teliasonera AB	96,400	713,902
		7,905,051

Switzerland - 5.58%
Compagnie Financiere Richemont AG, Series A *	60,857	3,389,715

Overseas Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Switzerland (continued)
Givaudan AG	886	$791,853
Holcim, Ltd.	41,125	3,331,304
Nestle SA	129,130	5,834,899
Novartis AG	30,414	1,674,698
Petroplus Holdings AG *	24,400	1,311,301
Roche Holdings AG - Genusschein	32,853	5,917,431
Swiss Re	50,739	3,379,951
Swisscom AG	2,465	822,230
Synthes AG	10,141	1,397,732
UBS AG *	98,013	2,057,069
		29,908,183

Taiwan - 2.03%
Delta Electronics, Inc.	402,000	1,119,132
Taiwan Cellular Corp.	1,092,000	2,032,682
Taiwan Semiconductor Manufacturing Company, Ltd., SADR *	707,300	7,716,643
		10,868,457

Thailand - 1.05%
Banpu PCL, Reg.	146,800	2,370,929
Banpu PCL	206,100	3,254,697
		5,625,626

Turkey - 0.13%
Turk Telekomunikasyon AS *	86,600	291,568
Turkcell Iletisim Hizmetleri AS, ADR	29,000	421,950
		713,518

United Kingdom - 10.68%
Alliance & Leicester PLC	115,000	675,735
AstraZeneca Group PLC	58,309	2,487,778
BAE Systems PLC	282,700	2,491,699
Bank Muscat SAOG (a)	195,800	4,503,400
BHP Billiton PLC	76,100	2,910,331
BP PLC	357,800	4,156,728
Cairn Energy PLC *	21,600	1,391,825
HBOS PLC	128,577	706,853
HSBC Holdings PLC	81,394	1,257,681
LSR Group *	19,100	294,140
Magnit OAO * (a)	56,800	658,880
Marks & Spencer Group PLC	86,900	568,606
National Grid PLC	92,400	1,215,630
New World Resources NV *	7,528	266,905
Orascom Construction Industries (a)	8,200	1,123,400
Premier Foods PLC	368,200	698,562
Rio Tinto PLC	38,600	4,620,043
Rosneft Oil Company, GDR *	272,300	3,158,680
Royal Bank of Scotland Group PLC	622,505	2,665,863
SABMiller PLC	354,800	8,141,278
Scottish & Southern Energy PLC	57,800	1,615,258
Standard Chartered PLC	37,300	1,062,432
Tesco PLC	476,000	3,501,408
TMK OAO	36,906	1,453,358
Uralkali	8,265	600,865
Vodafone Group PLC	546,221	1,622,737
Wolseley PLC	146,400	1,097,899
Xstrata PLC	24,433	1,958,354

The accompanying notes are an integral part of the financial statements.

153

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

United Kingdom (continued)
Yell Group PLC	229,600	$322,417
		57,228,745

United States - 1.23%
Focus Media Holding, Ltd., ADR *	26,100	723,492
Giant Interactive Group, Inc. *	42,000	509,040
Larsen & Toubro, Ltd.	11,241	577,787
Nortel Networks Corp. *	163	1,340
Suntech Power Holdings Company, Ltd., ADR *	21,200	794,152
Telmex Internacional SAB de CV *	231,911	3,733,767
UBS AG *	11,056	228,417
		6,567,995
TOTAL COMMON STOCKS (Cost $515,003,671)		$505,284,811

PREFERRED STOCKS - 0.45%

Brazil - 0.27%
Cia Energetica de Minas Gerais (h)	30,000	727,590
Net Servicos de Comunicacao SA * (h)	57,600	729,387
		1,456,977

Germany - 0.18%
Porsche Automobil Holding SE (h)	6,000	924,738
TOTAL PREFERRED STOCKS (Cost $2,605,660)		$2,381,715

RIGHTS - 0.00%

United Kingdom - 0.00%
HBOS PLC (Expiration Date 07/18/2008, Strike Price GBP 2.75) *	51,431	11,013
TOTAL RIGHTS (Cost $0)		$11,013

SHORT TERM INVESTMENTS - 11.00%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$58,938,774	$58,938,774
TOTAL SHORT TERM INVESTMENTS (Cost $58,938,774)		$58,938,774

Overseas Equity Trust (continued)
Shares or Principal Amount	Value
REPURCHASE AGREEMENTS - 4.54%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $24,322,216 on 07/01/2008, collateralized by $24,840,000 Federal Home Loan Bank, 2.625% due 06/10/2009 (valued at $24,808,950, including interest)
$24,321,000	$24,321,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,321,000)	$24,321,000
Total Investments (Overseas Equity Trust) (Cost $600,869,105) - 110.31%	$590,937,313
Liabilities in Excess of Other Assets - (10.31)%	(55,247,934)
TOTAL NET ASSETS - 100.00%	$535,689,379

The portfolio had the following five top industry concentrations as of June 30, 2008 (as a percentage of total net assets):

Banking	8.44%
International Oil	6.50%
Chemicals	5.88%
Telecommunications Equipment & Services	5.34%
Financial Services	4.69%

Pacific Rim Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 100.07%

Australia - 13.88%
Australia and New Zealand Banking Group, Ltd.	55,334	$993,020
BHP Billiton, Ltd.	91,275	3,823,783
Bluescope Steel, Ltd.	120,000	1,304,530
Caltex Australia, Ltd.	20,000	250,399
Centennial Coal Company, Ltd.	140,000	751,581
Commonwealth Bank of Australia, Ltd.	23,230	894,563
CSL, Ltd.	39,980	1,368,267
Harvey Norman Holding, Ltd.	160,000	473,956
John Fairfax Holdings, Ltd.	400,000	1,123,537
Lihir Gold, Ltd. *	350,000	1,103,885
National Australia Bank, Ltd.	15,000	381,063
Orica, Ltd.	43,780	1,229,712
Pacific Brands, Ltd.	206,250	350,956
QBE Insurance Group, Ltd.	54,140	1,162,589
Rio Tinto, Ltd.	9,000	1,169,073
Transfield Services, Ltd.	7,342	52,225
Wesfarmers, Ltd.	25,000	893,941
Westpac Banking Corp., Ltd.	30,000	575,190
Woodside Petroleum, Ltd.	20,670	1,337,532
		19,239,802

China - 4.93%
Bank of China, Ltd.	1,500,000	667,543
China Communications Services Corp., Ltd., Class H	1,550,000	1,131,104

The accompanying notes are an integral part of the financial statements.

154

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Pacific Rim Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

China (continued)
China Life Insurance Company, Ltd.	188,000	$658,232
China Merchants Bank Company, Ltd.	200,000	628,427
China Petroleum & Chemical Corp., Class H	750,000	702,170
Dongfeng Motor Group Company, Ltd.	1,220,000	488,172
Maanshan Iron & Steel Company, Ltd.	700,000	406,682
PetroChina Company, Ltd., Class H	500,000	647,664
Yanzhou Coal Mining Company, Ltd., Class H	400,000	743,852
ZTE Corp., Class H	158,920	762,270
		6,836,116

Hong Kong - 8.97%
Cafe de Coral Holdings, Ltd.	424,000	761,294
Cheung Kong Holdings, Ltd.	50,000	673,956
China BlueChemical, Ltd.	1,300,000	900,317
China Mobile, Ltd.	100,000	1,344,064
China Railway Construction Corp. *	500,000	705,377
China Resource Power Holdings, Ltd.	290,000	706,659
CNPC Hong Kong, Ltd.	1,500,000	707,942
Cosco Pacific, Ltd.	270,000	442,541
Great Eagle Holdings, Ltd,	207,000	610,600
Henderson Land Development Company, Ltd.	145,000	903,780
New World Development Company, Ltd.	200,000	407,323
Shandong Chenming Paper Holdings, Ltd. *	989,500	831,219
Sun Hung Kai Properties, Ltd.	115,000	1,560,422
Television Broadcasting Company, Ltd.	150,000	865,690
Yue Yuen Industrial Holdings, Ltd.	350,000	831,319
Zhaojin Mining Industry Company, Ltd.	150,000	184,680
		12,437,183

India - 0.29%
Power Finance Corp., Ltd. *	168,055	396,653

Indonesia - 1.12%
Astra Agro Lestari Tbk PT	289,000	926,242
Bumi Resources Tbk PT	700,000	622,559
		1,548,801

Japan - 48.04%
Ajinomoto Company, Inc.	177,000	1,673,570
Asahi Glass Company, Ltd.	130,000	1,571,973
Canon, Inc.	25,200	1,295,776
Chiba Bank, Ltd.	156,000	1,093,036
Chiyoda Corp.	70,000	760,748
Credit Saison Company, Ltd.	55,200	1,159,260
Daiwa Securities Group, Inc.	145,000	1,332,768
Disco Corp.	16,000	676,555
Hirose Electric Company, Ltd.	6,000	602,345
Honda Motor Company, Ltd.	76,800	2,610,990
Ibiden Company, Ltd.	20,800	756,114
JAFCO Company, Ltd.	20,300	693,968
Japan General Estate Company, Ltd.	80,000	535,669
Japan Securities Finance Company, Ltd.	87,500	744,926
JSR Corp.	79,200	1,573,782
Kao Corp.	49,000	1,285,163
KDDI Corp.	440	2,718,275
Keyence Corp.	3,900	928,860
Kissei Pharmaceutical Company, Ltd.	39,000	872,298
Komatsu, Ltd.	86,800	2,419,626
Matsushita Electric Industrial Company, Ltd.	48,000	1,035,174

Pacific Rim Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Japan (continued)
Millea Holdings, Inc.	27,800	$1,083,882
Mitsubishi Corp.	72,000	2,373,217
Mitsubishi Electric Corp.	100,000	1,078,307
Mitsubishi Estate Company, Ltd.	100,000	2,288,459
Mitsubishi Materials Corp.	356,000	1,522,098
Mitsubishi Rayon Company, Ltd.	150,000	473,231
Mitsubishi UFJ Lease & Finance Company, Ltd.	15,000	651,222
Mitsui O.S.K. Lines, Ltd.	120,000	1,709,846
Mitsui Sumitomo Insurance Group Holdings, Inc. *	60,600	2,088,770
Mizuho Financial Group, Inc.	234	1,093,036
Murata Manufacturing Company, Ltd.	39,500	1,859,961
Nabtesco Corp.	50,000	764,703
Nintendo Company, Ltd.	2,300	1,297,452
Nippon Telegraph & Telephone Corp.	140	685,596
Olympus Optical Company, Ltd.	30,000	1,014,267
Seven & I Holdings Company, Ltd.	60,000	1,712,106
SFCG Company, Ltd.	4,300	511,861
Shimadzu Corp.	98,000	975,524
Sumitomo Bakelite Company, Ltd.	222,000	1,210,510
Sumitomo Electric Industries, Ltd.	109,800	1,393,892
Sumitomo Mitsui Financial Group, Inc.	300	2,257,381
Sumitomo Trust & Banking Company, Ltd.	153,000	1,069,134
Taiyo Nippon Sanso Corp.	80,000	666,761
Takashimaya Company, Ltd.	108,000	979,460
Takeda Pharmaceutical Company, Ltd.	46,542	2,366,877
The Bank of Yokohama, Ltd.	232,000	1,603,692
THK Company, Ltd.	65,700	1,274,587
Tokuyama Corp.	138,000	1,026,699
Tokyo Electron, Ltd.	17,500	1,008,617
Toyota Motor Corp.	30,500	1,439,045
Yokogawa Electric Corp.	83,000	758,987
		66,580,056

Malaysia - 2.66%
AMMB Holdings BHD	767,500	746,947
IJM Corp. BHD	382,100	643,168
IOI Properties BHD	521,000	749,411
MISC BHD	250,000	631,216
Sime Darby BHD	250,000	707,728
SP Setia BHD	221,900	199,659
		3,678,129

Singapore - 2.03%
Capitaland, Ltd.	180,000	754,107
Keppel Corp., Ltd.	104,000	851,538
SembCorp Industries, Ltd.	395,000	1,207,747
		2,813,392

South Korea - 7.75%
Daelim Industrial Company	9,500	971,751
Hyundai Mipo Dockyard	3,500	685,914
LG Fashion Corp., Ltd.	29,110	793,112
Lotte Confectionery Company, Ltd.	558	676,929
POSCO	1,600	832,083
Samsung Electronics Company, Ltd.	5,200	3,106,926
Shinhan Financial Group Company, Ltd.	15,000	678,266

The accompanying notes are an integral part of the financial statements.

155

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Pacific Rim Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

South Korea (continued)
Shinsegae Company, Ltd.	1,200	$645,858
SK Energy Company, Ltd.	6,000	668,228
SK Telecom Company, Ltd.	6,500	1,183,739
Woongjin Coway Company, Ltd.	17,000	498,924
		10,741,730

Taiwan - 7.70%
Advanced Semiconductor Engineering, Inc.	660,949	594,469
Asustek Computer, Inc.	130,000	353,771
AU Optronics Corp.	550,000	864,330
Cathay Financial Holdings Company, Ltd.	200,000	434,883
Chi Mei Optoelectronics Corp.	527,200	608,782
China Steel Corp.	800,000	1,234,804
Chinatrust Finance Holding Company, Ltd. *	957,622	924,400
High Tech Computer Corp.	22,900	513,030
Hung Poo Real Estate Development Corp.	698,920	956,746
MediaTek, Inc.	87,274	1,006,355
Sincere Navigation Corp.	300,000	516,917
Synnex Technology International Corp.	200,000	411,821
Taiwan Cellular Corp.	645,000	1,200,623
Taiwan Fertilizer Company, Ltd.	280,000	1,051,626
		10,672,557

Thailand - 2.70%
Bangkok Bank PCL, NVDR	250,000	889,786
Electricity Generating, Public Company, Ltd., NVDR	300,000	758,187
Kasikornbank PCL	300,000	637,057
PTT PCL	70,000	632,272
Thoresen Thai Agencies PCL	300,000	367,878
Tisco Bank PCL, Foreign	754,700	458,215
		3,743,395
TOTAL COMMON STOCKS (Cost $140,289,406)		$138,687,814

RIGHTS - 0.00%

Malaysia - 0.00%
IOI Properties BHD Expiration Date: 08/29/2008, Strike Price: MYR 0.005 *	130,250	0
TOTAL RIGHTS (Cost $0)		$0
Total Investments (Pacific Rim Trust) (Cost $140,289,406) - 100.07%		$138,687,814
Liabilities in Excess of Other Assets - (0.07)%		(93,827)
TOTAL NET ASSETS - 100.00%		$138,593,987

The portfolio had the following five top industry concentrations as of June 30, 2008 (as a percentage of total net assets):

Banking	8.33%
Mining	7.02%
Financial Services	6.46%
Real Estate	5.98%
Chemicals	5.53%

Real Estate Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 94.61%

Basic Materials - 1.36%
Plum Creek Timber Company, Inc.	84,900	$3,626,079

Consumer, Cyclical - 4.11%
Gaylord Entertainment Company * (a)	98,700	2,364,852
Marriott International, Inc., Class A	181,800	4,770,432
Starwood Hotels & Resorts Worldwide, Inc.	95,000	3,806,650
		10,941,934

Financial - 89.14%
Alexandria Real Estate Equities, Inc., REIT (a)	32,800	3,192,752
AMB Property Corp., REIT	188,260	9,484,539
Avalon Bay Communities, Inc., REIT	94,880	8,459,501
Boston Properties, Inc., REIT	91,330	8,239,793
BRE Properties, Inc., Class A, REIT	184,730	7,995,114
Brookfield Properties Corp.	359,350	6,392,836
Camden Property Trust, REIT	180,200	7,975,652
CBL & Associates Properties, Inc., REIT	278,900	6,370,076
Cousins Properties, Inc., REIT (a)	158,200	3,654,420
DCT Industrial Trust, Inc., REIT	637,100	5,275,188
Douglas Emmett, Inc., REIT	203,800	4,477,486
Duke Realty Corp., REIT	248,560	5,580,172
EastGroup Properties, Inc., REIT	130,400	5,594,160
Equity One, Inc., REIT (a)	280,100	5,756,055
Equity Residential, REIT	268,510	10,275,878
Essex Property Trust, Inc., REIT	84,780	9,029,070
Federal Realty Investment Trust, REIT	76,410	5,272,290
General Growth Properties, Inc., REIT	168,360	5,897,651
Highwoods Properties, Inc., REIT	102,800	3,229,976
Host Hotels & Resorts, Inc., REIT	252,890	3,451,948
Kilroy Realty Corp., REIT	137,020	6,444,051
Kimco Realty Corp., REIT	265,000	9,147,800
LaSalle Hotel Properties, REIT	188,870	4,746,303
Mack-California Realty Corp., REIT	132,850	4,539,484
Post Properties, Inc., REIT	126,700	3,769,325
ProLogis, REIT	163,790	8,901,987
Public Storage, Inc., REIT	71,280	5,758,711
Regency Centers Corp., REIT	158,840	9,390,621
Simon Property Group, Inc., REIT	204,880	18,416,663
SL Green Realty Corp., REIT	81,220	6,718,518
The Macerich Company, REIT	180,630	11,222,542
The St. Joe Company, REIT (a)	104,800	3,596,736
Vornado Realty Trust, REIT	149,500	13,156,000
Weingarten Realty Investors, REIT (a)	186,200	5,645,584
		237,058,882
TOTAL COMMON STOCKS (Cost $301,705,364)		$251,626,895

CORPORATE BONDS - 1.88%

Financial - 1.88%
General Growth Properties, Inc. 3.98% due 04/15/2027 (g)	6,360,000	4,993,141
TOTAL CORPORATE BONDS (Cost $5,011,436)		$4,993,141

The accompanying notes are an integral part of the financial statements.

156

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Real Estate Equity Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS - 1.04%

Financial - 1.04%
Kilroy Realty LP 3.25% due 04/15/2012 (g)	$3,400,000	$2,753,765
TOTAL CONVERTIBLE BONDS (Cost $3,292,839)		$2,753,765

SHORT TERM INVESTMENTS - 7.25%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$19,282,333	$19,282,333
TOTAL SHORT TERM INVESTMENTS (Cost $19,282,333)		$19,282,333

REPURCHASE AGREEMENTS - 2.03%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $5,399,270 on 07/01/2008, collateralized by $5,545,000 Federal National Mortgage Association, 5.55% due 07/10/2028 (valued at $5,510,344, including interest)
	$5,399,000	$5,399,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,399,000)		$5,399,000
Total Investments (Real Estate Equity Trust) (Cost $334,690,972) - 106.81%		$284,055,134
Liabilities in Excess of Other Assets - (6.81)%		(18,107,832)
TOTAL NET ASSETS - 100.00%		$265,947,302

Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 99.40%

Consumer, Cyclical - 0.57%
Starwood Hotels & Resorts Worldwide, Inc.	76,441	$3,062,991

Financial - 98.83%
American Campus Communities, Inc., REIT	185,950	5,176,848
Avalon Bay Communities, Inc., REIT	348,074	31,034,278
BioMed Realty Trust, Inc., REIT	594,039	14,571,777
Boston Properties, Inc., REIT	280,050	25,266,111
BRE Properties, Inc., Class A, REIT	313,690	13,576,503
Camden Property Trust, REIT	160,050	7,083,813
Digital Realty Trust, Inc., REIT	368,879	15,090,840
Douglas Emmett, Inc., REIT	172,850	3,797,514
Entertainment Properties Trust, REIT	94,944	4,694,031
Equity Lifestyle Properties, Inc., REIT	210,578	9,265,432
Equity Residential, REIT	694,684	26,585,557
Extra Space Storage, Inc., REIT	230,150	3,535,104
Federal Realty Investment Trust, REIT	271,933	18,763,377
General Growth Properties, Inc., REIT	928,994	32,542,660
HCP, Inc., REIT	170,350	5,418,833
Host Hotels & Resorts, Inc., REIT	1,146,794	15,653,738
Kite Realty Group Trust, REIT	422,150	5,276,875
LaSalle Hotel Properties, REIT	101,600	2,553,208
Liberty Property Trust, REIT	282,550	9,366,532

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
LTC Properties, Inc., REIT	208,685	$5,333,989
Maguire Properties, Inc., REIT (a)	166,050	2,020,828
Medical Properties Trust, Inc., REIT (a)	270,300	2,735,436
Nationwide Health Properties, Inc., REIT	554,956	17,475,564
Post Properties, Inc., REIT	385,850	11,479,038
ProLogis, REIT	918,615	49,926,725
Public Storage, Inc., REIT	316,430	25,564,380
Regency Centers Corp., REIT	336,522	19,895,181
Saul Centers, Inc., REIT	76,350	3,587,687
Senior Housing Properties Trust, REIT	530,450	10,359,689
Simon Property Group, Inc., REIT	558,879	50,237,633
Tanger Factory Outlet Centers, Inc., REIT (a)	264,000	9,485,520
Taubman Centers, Inc., REIT	228,300	11,106,795
The Macerich Company, REIT	70,770	4,396,940
Ventas, Inc., REIT	427,770	18,210,169
Vornado Realty Trust, REIT	406,000	35,728,000
		526,796,605
TOTAL COMMON STOCKS (Cost $602,375,276)		$529,859,596

SHORT TERM INVESTMENTS - 0.87%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$4,638,036	$4,638,036
TOTAL SHORT TERM INVESTMENTS (Cost $4,638,036)		$4,638,036

REPURCHASE AGREEMENTS - 0.37%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $1,962,098 on 07/01/2008, collateralized by $1,995,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $2,004,975, including interest)
	$1,962,000	$1,962,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,962,000)		$1,962,000
Total Investments (Real Estate Securities Trust) (Cost $608,975,312) - 100.64%		$536,459,632
Liabilities in Excess of Other Assets - (0.64)%		(3,400,076)
TOTAL NET ASSETS - 100.00%		$533,059,556

Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 92.03%

Basic Materials - 0.51%
Monsanto Company	13,223	$1,671,916

Communications - 29.48%
Akamai Technologies, Inc. *	31,000	1,078,490
Amazon.com, Inc. *	79,795	5,851,367
American Tower Corp., Class A *	83,370	3,522,383

The accompanying notes are an integral part of the financial statements.

157

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Communications (continued)
Baidu.com, Inc., SADR *	7,745	$2,423,875
BigBand Networks, Inc. *	75,500	357,115
Ciena Corp. *	156,400	3,623,788
Cisco Systems, Inc. *	751,710	17,484,775
Comcast Corp., Class A	79,055	1,499,673
CommScope, Inc. *	22,455	1,184,950
Corning, Inc.	64,300	1,482,115
Crown Castle International Corp. *	31,200	1,208,376
Digital River, Inc. *	25,600	987,648
eBay, Inc. *	139,600	3,815,268
Finisar Corp. * (a)	494,500	588,455
Focus Media Holding, Ltd., ADR *	101,345	2,809,284
Foxconn International Holdings, Ltd. *	587,500	569,624
Google, Inc., Class A *	29,555	15,558,343
JDS Uniphase Corp. *	92,825	1,054,492
Juniper Networks, Inc. *	251,824	5,585,456
McAfee, Inc. *	144,740	4,925,502
Monster Worldwide, Inc. *	57,900	1,193,319
Nokia Oyj, SADR	107,800	2,641,100
Optium Corp. *	63,300	460,824
QUALCOMM, Inc.	227,930	10,113,254
Starent Networks Corp. * (a)	74,200	933,436
Tencent Holdings, Ltd.	501,480	3,878,194
Yahoo!, Inc. *	55,850	1,153,861
		95,984,967

Consumer, Cyclical - 2.80%
International Game Technology	31,400	784,372
Nintendo Company, Ltd.	14,795	8,346,005
		9,130,377

Consumer, Non-cyclical - 1.81%
Accenture, Ltd., Class A	84,500	3,440,840
Genpact, Ltd. * (a)	63,600	948,912
Robert Half International, Inc.	35,200	843,744
SAIC, Inc. *	31,400	653,434
		5,886,930

Energy - 0.80%
Diamond Offshore Drilling, Inc.	310	43,134
Renewable Energy Corp. ASA *	19,700	510,563
SunPower Corp., Class A. *	11,735	844,685
Suntech Power Holdings Company, Ltd., ADR *	15,780	591,119
Weatherford International, Ltd. *	1,880	93,229
Yingli Green Energy Holding Company, Ltd. *	33,300	530,136
		2,612,866

Industrial - 4.42%
ABB, Ltd. *	132,220	3,761,258
Avnet, Inc. *	66,100	1,803,208
Delta Electronics, Inc.	308,950	860,089
Energy Conversion Devices, Inc. *	4,435	326,593
Hon Hai Precision Industry Company, Ltd.	574,880	2,831,501
Ibiden Company, Ltd.	37,700	1,370,457
KLA-Tencor Corp.	12,500	508,875
SMA Solar Technology AG *	1,800	155,871
Stanley Electric Corp.	30,700	743,033

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Industrial (continued)
Tyco Electronics, Ltd.	56,425	$2,021,144
		14,382,029
Technology - 52.21%
Activision, Inc. *	121,450	4,137,801
Adobe Systems, Inc. *	30,592	1,205,019
Advanced Micro Devices, Inc. *	95,200	555,016
Altera Corp.	266,700	5,520,690
Analog Devices, Inc.	182,105	5,785,476
Apple, Inc. *	109,555	18,343,889
ASML Holding NV	52,615	1,283,806
Autodesk, Inc. *	81,500	2,755,515
Broadcom Corp., Class A *	143,700	3,921,573
Citrix Systems, Inc. *	75,200	2,211,632
Cognizant Technology Solutions Corp., Class A *	186,315	6,057,101
Dell, Inc. *	219,651	4,805,964
Electronic Arts, Inc. *	329,071	14,620,624
EMC Corp. *	252,030	3,702,321
First Solar, Inc. *	15,515	4,232,802
Foxconn Technology Company, Ltd.	78,000	361,052
Hewlett-Packard Company	115,755	5,117,529
High Tech Computer Corp.	28,000	627,286
Infosys Technologies, Ltd., ADR	15,300	664,938
Infosys Technologies, Ltd.	28,132	1,128,549
Intel Corp.	140,290	3,013,429
International Business Machines Corp.	53,300	6,317,649
Intersil Corp., Class A	38,395	933,766
Linear Technology Corp.	39,350	1,281,629
Longtop Financial Technologies, Ltd. *	5,986	99,128
Marvell Technology Group, Ltd. *	298,235	5,266,830
Maxim Integrated Products, Inc.	205,500	4,346,325
MEMC Electronic Materials, Inc. *	45,185	2,780,685
Microchip Technology, Inc.	67,700	2,067,558
Microsoft Corp.	275,405	7,576,392
Monotype Imaging Holdings, Inc. *	32,000	389,760
National Semiconductor Corp.	95,100	1,953,354
NetApp, Inc. *	215,245	4,662,207
NVIDIA Corp. *	35,600	666,432
ON Semiconductor Corp. *	143,610	1,316,904
Oracle Corp. *	71,475	1,500,975
Palm, Inc. * (a)	193,000	1,040,270
PMC-Sierra, Inc. *	276,400	2,114,460
QLogic Corp. *	62,300	908,957
Red Hat, Inc. *	111,800	2,313,142
Research In Motion, Ltd. *	47,880	5,597,172
Riverbed Technology, Inc. *	174,640	2,396,061
Salesforce.com, Inc. *	141,080	9,625,888
Samsung Electronics Company, Ltd.	3,685	2,201,735
SanDisk Corp. *	28,200	527,340
Satyam Computer Services, Ltd., ADR	13,900	340,828
Satyam Computer Services, Ltd.	124,164	1,264,294
Seagate Technology	56,400	1,078,932
Synopsys, Inc. *	37,500	896,625
Taiwan Semiconductor Manufacturing Company, Ltd., SADR *	134,000	1,461,940

The accompanying notes are an integral part of the financial statements.

158

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology (continued)
Taiwan Semiconductor Manufacturing Company, Ltd. *	733,000	$1,569,697
Tata Consultancy Services, Ltd.	63,858	1,278,644
Xilinx, Inc.	166,100	4,194,025
		170,021,616
TOTAL COMMON STOCKS (Cost $306,112,300)		$299,690,701

CORPORATE BONDS - 0.28%

Communications - 0.28%
Liberty Media 3.50% due 01/15/2031	1,630,000	921,900
TOTAL CORPORATE BONDS (Cost $1,279,201)		$921,900

SHORT TERM INVESTMENTS - 5.67%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$7,916,251	$7,916,251
T. Rowe Price Reserve Investment Fund, 2.69% (c)	10,562,630	10,562,625
TOTAL SHORT TERM INVESTMENTS (Cost $18,478,876)		$18,478,876

REPURCHASE AGREEMENTS - 4.40%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $14,338,717 on 07/01/2008, collateralized by $13,430,000 Federal National Mortgage Association, 5.55% due 07/10/2028 and $1,280,000 Federal National Mortgage Association, 3.20% due 05/06/2010(valued at $14,630,159, including interest)
	$14,338,000	$14,338,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,338,000)		$14,338,000
Total Investments (Science & Technology Trust) (Cost $340,208,377) - 102.38%		$333,429,477
Liabilities in Excess of Other Assets - (2.38)%		(7,766,710)
TOTAL NET ASSETS - 100.00%		$325,662,767

Small Cap Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.60%

Basic Materials - 3.78%
Arch Chemicals, Inc.	42,200	$1,398,930
ICO, Inc. *	130,200	783,804
Penford Corp.	52,900	787,152
		2,969,886

Communications - 8.14%
Aruba Networks, Inc. * (a)	155,300	812,219

Small Cap Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Communications (continued)
inVentiv Health, Inc. *	99,300	$2,759,547
Secure Computing Corp. *	299,700	1,240,758
TheStreet.com, Inc.	243,100	1,582,581
		6,395,105

Consumer, Cyclical - 13.65%
Allegiant Travel Company *	66,300	1,232,517
Citi Trends, Inc. *	100,819	2,284,558
Fuel Systems Solutions, Inc. *	35,200	1,355,200
Gaylord Entertainment Company * (a)	74,500	1,785,020
G-III Apparel Group, Ltd. *	165,200	2,038,568
McCormick & Schmick’s Seafood Restaurants, Inc. *	6,200	59,768
Tractor Supply Company * (a)	41,800	1,213,872
Under Armour, Inc., Class A * (a)	29,500	756,380
		10,725,883

Consumer, Non-cyclical - 26.50%
Abaxis, Inc. *	40,100	967,613
Air Methods Corp. *	66,386	1,659,650
Cantel Medical Corp. *	135,900	1,375,308
Gaiam, Inc., Class A * (a)	97,600	1,318,576
Intermediate Parfums, Inc.	127,350	1,910,250
Inverness Medical Innovations, Inc. * (a)	71,100	2,358,387
Kenexa Corp. *	76,200	1,435,608
Parexel International Corp. *	84,000	2,210,040
Russ Berrie & Company, Inc. *	34,300	273,371
SurModics, Inc. * (a)	34,700	1,555,948
Symmetry Medical, Inc. *	215,700	3,498,654
Team, Inc. *	26,900	923,208
United Natural Foods, Inc. *	68,800	1,340,224
		20,826,837

Energy - 6.39%
Goodrich Petroleum Corp. * (a)	51,400	4,262,088
Warren Resources, Inc. *	51,500	756,020
		5,018,108

Financial - 13.14%
FBR Capital Markets Corp. *	69,700	350,591
First Mercury Financial Corp. *	121,000	2,134,440
National Interstate Corp.	74,100	1,361,958
Philadelphia Consolidated Holding Corp. *	50,400	1,712,088
SVB Financial Group * (a)	61,100	2,939,521
SWS Group, Inc.	109,900	1,825,439
		10,324,037

Funds - 2.02%
iShares Russell 2000 Index Fund (a)	23,000	1,587,690

Industrial - 11.07%
CECO Environmental Corp. * (a)	133,600	786,904
Chart Industries, Inc. *	63,500	3,088,640
Daktronics, Inc. (a)	46,500	937,905
Dynamex, Inc. *	27,800	745,318
Dynamic Materials Corp.	26,300	866,585
Flow International Corp. *	247,232	1,928,410
PowerSecure International, Inc. * (a)	48,100	349,206
		8,702,968

The accompanying notes are an integral part of the financial statements.

159

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology - 13.91%
3PAR, Inc. * (a)	149,700	$1,173,648
Deltek, Inc. *	130,400	988,432
DivX, Inc. * (a)	131,900	968,146
Double-Take Software, Inc. *	105,600	1,450,944
IPG Photonics Corp. *	154,000	2,896,740
Radiant Systems, Inc. *	149,500	1,604,135
Synchronoss Technologies, Inc. *	102,200	922,866
Techwell, Inc. * (a)	75,400	928,928
		10,933,839
TOTAL COMMON STOCKS (Cost $90,168,319)		$77,484,353

SHORT TERM INVESTMENTS - 27.76%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$21,812,238	$21,812,238
TOTAL SHORT TERM INVESTMENTS (Cost $21,812,238)		$21,812,238

REPURCHASE AGREEMENTS - 1.87%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $1,470,074 on 07/01/2008, collateralized by $1,495,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $1,502,475, including interest)
	$1,470,000	$1,470,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,470,000)		$1,470,000
Total Investments (Small Cap Trust) (Cost $113,450,557) - 128.23%		$100,766,591
Liabilities in Excess of Other Assets - (28.23)%		(22,183,811)
TOTAL NET ASSETS - 100.00%		$78,582,780

Small Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.68%

Basic Materials - 6.93%
Century Aluminum Company *	22,000	$1,462,780
FMC Corp.	77,272	5,983,944
Innophos Holdings, Inc.	73,370	2,344,172
Quaker Chemical Corp.	65,490	1,745,963
Rockwood Holdings, Inc. *	5,310	184,788
Solutia, Inc. * (a)	244,960	3,140,387
Terra Industries, Inc.	67,560	3,334,086
		18,196,120

Communications - 11.78%
Ariba, Inc. *	212,700	3,128,817
Atheros Communications, Inc. *	95,400	2,862,000
Cellcom Israel, Ltd.	125,094	4,279,466
CommScope, Inc. *	34,120	1,800,513

Small Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Communications (continued)
comScore, Inc. *	83,300	$1,817,606
Ctrip.com International, Ltd., ADR	22,400	1,025,472
Equinix, Inc. * (a)	43,670	3,896,237
Focus Media Holding, Ltd., ADR * (a)	107,090	2,968,535
Foundry Networks, Inc. *	124,070	1,466,507
McAfee, Inc. *	58,700	1,997,561
NICE Systems, Ltd., ADR *	83,030	2,455,197
Switch & Data Facilities Company, Inc. *	61,200	1,039,788
TriZetto Group, Inc. *	101,910	2,178,836
		30,916,535

Consumer, Cyclical - 9.67%
Advance Auto Parts, Inc.	87,900	3,413,157
Big Lots, Inc. * (a)	81,640	2,550,434
BJ’s Wholesale Club, Inc. *	107,700	4,167,990
Dick’s Sporting Goods, Inc. *	69,270	1,228,850
FGX International Holdings, Ltd. *	105,317	846,749
Liz Claiborne, Inc.	73,768	1,043,817
Marvel Entertainment, Inc. *	112,010	3,600,001
Mobile Mini, Inc. * (a)	15,600	312,000
OfficeMax, Inc.	67,650	940,335
Owens & Minor, Inc.	73,790	3,371,465
Titan International, Inc. (a)	92,210	3,284,520
Zumiez, Inc. * (a)	37,318	618,732
		25,378,050

Consumer, Non-cyclical - 21.66%
Alexion Pharmaceuticals, Inc. *	9,100	659,750
Alkermes, Inc. *	111,836	1,382,293
AngioDynamics, Inc. * (a)	140,912	1,919,221
Applera Corp. - Celera Genomics Group *	111,430	1,265,845
Arena Pharmaceuticals, Inc. * (a)	117,910	611,953
Auxilium Pharmaceuticals, Inc. * (a)	52,580	1,767,739
Cephalon, Inc. *	22,490	1,499,858
Charles River Laboratories International, Inc. *	39,290	2,511,417
Cougar Biotechnology, Inc. * (a)	42,240	1,006,579
Healthsouth Corp. * (a)	209,990	3,492,134
Hill International, Inc. *	132,740	2,182,246
ICON PLC, SADR *	41,890	3,163,533
Interactive Data Corp.	111,760	2,808,529
Jarden Corp. *	66,800	1,218,432
Mindray Medical International, Ltd., ADR	44,360	1,655,515
Net 1 UEPS Technologies, Inc. *	95,910	2,330,613
Onyx Pharmaceuticals, Inc. *	43,710	1,556,076
Perrigo Company	61,050	1,939,558
Pharmaceutical Product Development, Inc.	155,270	6,661,083
Pilgrim’s Pride Corp.	109,390	1,420,976
Psychiatric Solutions, Inc. *	48,740	1,844,322
Regeneron Pharmaceuticals, Inc. *	85,480	1,234,331
Sepracor, Inc. *	69,040	1,375,277
TeleTech Holdings, Inc. *	117,730	2,349,891
Tetra Tech, Inc. *	113,690	2,571,668
The Great Atlantic & Pacific Tea Company, Inc. *	52,300	1,193,486
The Medicines Company *	91,160	1,806,791
Valassis Communications, Inc. * (a)	161,610	2,023,357

The accompanying notes are an integral part of the financial statements.

160

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Volcano Corp. *	114,810	$1,400,682
		56,853,155

Diversified - 1.19%
Liberty Acquisition Holdings Corp. *	297,660	3,125,430

Energy - 12.38%
Arch Coal, Inc.	46,610	3,497,148
Berry Petroleum Company, Class A	33,820	1,991,321
Cabot Oil & Gas Corp.	30,340	2,054,928
Carbo Ceramics, Inc.	46,440	2,709,774
Dril-Quip, Inc. *	54,330	3,422,790
Encore Aquisition Company *	28,900	2,172,991
Forest Oil Corp. *	39,460	2,939,770
Foundation Coal Holdings, Inc.	36,920	3,270,374
Hercules Offshore, Inc. *	74,490	2,832,110
Penn Virginia Corp.	29,640	2,235,449
St. Mary Land & Exploration Company	46,990	3,037,434
Warren Resources, Inc. *	158,620	2,328,542
		32,492,631

Financial - 4.47%
Allied World Assurance Holdings, Ltd.	95,850	3,797,577
International Bancshares Corp.	67,759	1,448,010
MB Financial, Inc. (a)	50,112	1,126,017
ProAssurance Corp. *	76,351	3,673,246
Sunstone Hotel Investors, Inc., REIT	101,950	1,692,370
		11,737,220

Funds - 6.62%
iShares Russell 2000 Growth Index Fund (a)	169,100	12,878,656
iShares Russell 2000 Index Fund (a)	65,000	4,486,950
		17,365,606

Industrial - 12.90%
Aecom Technology Corp. *	103,380	3,362,951
American Ecology Corp.	77,590	2,291,233
Ball Corp.	51,030	2,436,172
Con-way, Inc.	33,960	1,604,950
FARO Technologies, Inc. *	31,560	794,365
FLIR Systems, Inc. *	111,380	4,518,687
Flowserve Corp.	18,400	2,515,280
J.B. Hunt Transport Services, Inc.	60,980	2,029,414
Kansas City Southern *	72,550	3,191,475
Landstar Systems, Inc.	50,600	2,794,132
Snap-on, Inc.	47,200	2,454,872
Teledyne Technologies, Inc. *	50,204	2,449,453
UTI Worldwide, Inc.	102,750	2,049,862
Waste Connections, Inc. *	42,415	1,354,311
		33,847,157
Technology - 10.08%
Advanced Analogic Technologies, Inc. *	69,310	286,250
ANSYS, Inc. *	78,800	3,713,056
CACI International, Inc., Class A *	45,885	2,100,156
Concur Technologies, Inc. * (a)	39,760	1,321,225
FactSet Research Systems, Inc. (a)	44,757	2,522,505
Fairchild Semiconductor International, Inc. *	108,790	1,276,107
Microsemi Corp. *	73,520	1,851,234
ON Semiconductor Corp. *	470,930	4,318,428

Small Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology (continued)
Red Hat, Inc. *	229,330	$4,744,838
Skyworks Solutions, Inc. *	257,050	2,537,083
Sykes Enterprises, Inc. *	94,890	1,789,625
		26,460,507
TOTAL COMMON STOCKS (Cost $252,185,732)		$256,372,411

SHORT TERM INVESTMENTS - 16.31%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$42,798,894	$42,798,894
TOTAL SHORT TERM INVESTMENTS (Cost $42,798,894)		$42,798,894

REPURCHASE AGREEMENTS - 3.62%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $9,512,476 on 07/01/2008, collateralized by $9,655,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $9,703,275, including interest)
	$9,512,000	$9,512,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,512,000)		$9,512,000
Total Investments (Small Cap Growth Trust) (Cost $304,496,626) - 117.61%		$308,683,305
Liabilities in Excess of Other Assets - (17.61)%		(46,209,643)
TOTAL NET ASSETS - 100.00%		$262,473,662

Small Cap Intrinsic Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 103.75%

Basic Materials - 14.33%
Anvil Mining, Ltd. *	119,374	$1,123,850
Apex Silver Mines, Ltd. *	63,730	312,914
Boise, Inc. *	168,471	648,613
FNX Mining Company, Inc. *	167,644	3,962,166
Gammon Gold, Inc. *	280,908	3,047,852
Minefinders Corp., Ltd. *	140,650	1,462,760
Omnova Solutions, Inc. *	180,683	502,299
		11,060,454

Communications - 19.36%
DG Fastchannel, Inc. *	132,615	2,287,609
Drugstore.com, Inc. *	48,318	91,804
MRV Communications, Inc. *	1,477,631	1,758,381
RADVision, Ltd. *	92,105	560,919
RealNetworks, Inc. *	713,616	4,709,866
Shutterfly, Inc. *	48,640	593,894
TerreStar Corp. *	49,327	196,322
The Knot, Inc. *	485,955	4,752,640
		14,951,435

The accompanying notes are an integral part of the financial statements.

161

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Intrinsic Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical - 8.87%
Carrols Restaurant Group, Inc. *	473,000	$2,454,870
Joe’s Jeans, Inc. *	519,000	612,420
Melco PBL Entertainment Macau, Ltd., ADR *	90,000	838,800
Nu Skin Enterprises, Inc., Class A	60,000	895,200
Pinnacle Airlines Corp. *	180,351	569,909
Prime Success International Group, Ltd.	2,676,785	1,479,617
		6,850,816

Consumer, Non-cyclical - 23.56%
Agrenco, Ltd. *	1,417,342	1,494,173
American Oriental Bioengineering, Inc. *	315,197	3,110,994
Anesiva, Inc. *	189,800	559,910
Brazil Ethanol, Inc. *	37,138	408,518
Diamond Foods, Inc.	85,000	1,958,400
NMT Medical, Inc. *	180,345	842,211
Novabay Pharmaceuticals, Inc. *	160,556	321,112
Seaboard Corp.	2,799	4,341,249
Vanda Pharmaceuticals, Inc. *	143,062	470,674
Wright Express Corp. *	188,699	4,679,735
		18,186,976

Diversified - 3.66%
Global Brands Acquisition Corp. *	100,000	985,000
Melco International Development	200,000	193,401
Sherritt International Corp., ADR	109,614	1,650,069
		2,828,470

Energy - 9.61%
TXCO Resources, Inc. *	251,035	2,952,172
Warren Resources, Inc. *	304,340	4,467,711
		7,419,883

Financial - 8.28%
BGC Partners, Inc. *	100,948	762,157
eHealth, Inc. *	21,500	379,690
NexCen Brands, Inc. *	95,000	53,210
Northeast Community Bancorp, Inc.	138,000	1,551,120
Pinetree Capital, Ltd. *	295,275	671,803
Tradestation Group, Inc. *	292,850	2,972,428
		6,390,408

Industrial - 3.27%
Diana Shipping, Inc.	63,147	1,939,244
OceanFreight, Inc.	2,245	52,017
Sonic Solutions *	89,950	536,102
		2,527,363

Technology - 8.50%
Brocade Communications Systems, Inc. *	494,372	4,073,625
Descartes Systems Group, Inc. *	535,869	1,797,266
Kopin Corp. *	241,176	692,175
		6,563,066

Utilities - 4.30%
PICO Holdings, Inc. *	46,650	2,026,943
Southern Union Company	48,000	1,296,960
		3,323,903
TOTAL COMMON STOCKS (Cost $109,109,458)		$80,102,774

Small Cap Intrinsic Value Trust (continued)
	Shares or Principal Amount	Value
WARRANTS - 0.30%
Consumer, Non-cyclical - 0.19%
Shermen WSC Acquisition Corp. (Expiration Date 05/24/2011, Strike Price USD 5.00) *	1,032,754	$144,585

Basic Materials - 0.11%
Boise, Inc. (Expiration Date: 06/18/2011, Strike Price: USD 7.50) *	165,233	46,265
Fortune Minerals, Ltd. (Expiration Date 07/26/2009, Strike Price CAD 3.75) *	164,190	40,255
		86,520
TOTAL WARRANTS (Cost $633,594)		$231,105
Total Investments (Small Cap Intrinsic Value Trust) (Cost $109,743,052) - 104.05%		$80,333,879
Liabilities in Excess of Other Assets - (4.05)%		(3,123,411)
TOTAL NET ASSETS - 100.00%		$77,210,468

Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 83.26%

Basic Materials - 3.51%
A. Schulman, Inc.	24,715	$569,186
Carpenter Technology Corp.	16,179	706,213
Century Aluminum Company *	13,622	905,727
Compass Minerals International, Inc.	13,071	1,053,000
FMC Corp.	13,920	1,077,965
H.B. Fuller Company	45,441	1,019,696
Horsehead Holding Corp. *	82,400	1,001,984
Reliance Steel & Aluminum Company	13,936	1,074,326
Zep, Inc.	21,819	324,667
		7,732,764

Communications - 7.49%
Alaska Communications Systems Group, Inc.	32,868	392,444
Anixter International, Inc. * (a)	31,180	1,854,898
Ariba, Inc. *	117,433	1,727,440
Arris Group, Inc. *	123,592	1,044,352
Cincinnati Bell, Inc. *	265,067	1,054,967
Comtech Telecommunications Corp. *	61,823	3,029,327
Cybersource Corp. *	61,539	1,029,548
DataPath, Inc. * (g)	186,100	279,150
DealerTrack Holdings, Inc. *	51,089	720,866
Digital River, Inc. *	17,530	676,307
eResearch Technology, Inc. *	60,202	1,049,923
J2 Global Communications, Inc. *	65,670	1,510,410
NeuStar, Inc., Class A *	27,180	586,001
NTELOS Holdings Corp.	20,009	507,628
World Wrestling Entertainment, Inc., Class A	68,873	1,065,465
		16,528,726

Consumer, Cyclical - 9.33%
Allegiant Travel Company *	41,389	769,421
Cash America International, Inc.	25,240	782,440
Citi Trends, Inc. *	55,577	1,259,375

The accompanying notes are an integral part of the financial statements.

162

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Deckers Outdoor Corp. *	4,060	$565,152
DineEquity, Inc. *	24,057	898,770
Hibbett Sports, Inc. * (a)	26,300	554,930
Interface, Inc., Class A	92,530	1,159,401
Noble International, Ltd. (a)	93,268	416,908
Oshkosh Corp.	54,246	1,122,350
Owens & Minor, Inc.	30,327	1,385,641
Pantry, Inc. *	42,275	450,651
Papa John’s International, Inc. *	35,076	932,671
PC Mall, Inc. *	73,398	995,277
Penn National Gaming, Inc. *	23,281	748,484
Penske Auto Group, Inc. (a)	98,256	1,448,293
Republic Airways Holdings, Inc. *	27,760	240,402
Rush Enterprises, Inc., Class B *	194,539	2,112,694
Sonic Automotive, Inc.	46,460	598,869
Tempur-Pedic International, Inc. (a)	103,952	811,865
Tenneco, Inc. *	24,600	332,838
Tween Brands, Inc. *	33,975	559,228
Volcom, Inc. *	39,604	947,724
Wolverine World Wide, Inc.	55,436	1,478,478
		20,571,862

Consumer, Non-cyclical - 12.16%
ABM Industries, Inc.	49,948	1,111,343
Alberto-Culver Company	47,580	1,249,927
Bio-Rad Laboratories, Inc., Class A *	11,005	890,194
Capella Education Company *	17,317	1,032,959
Cross Country Healthcare, Inc. *	26,112	376,274
Euronet Worldwide, Inc. *	38,501	650,667
Flowers Foods, Inc.	110,445	3,130,011
Fossil, Inc. *	23,992	697,447
Gentiva Health Services, Inc. *	26,294	500,901
Haemonetics Corp. *	18,086	1,003,050
Intermune, Inc. *	23,823	312,558
Invacare Corp.	58,514	1,196,026
IPC The Hospitalist Company *	3,629	69,786
Kforce, Inc. *	43,386	368,347
Qiagen NV * (a)	23,060	464,198
Quidel Corp. *	14,711	243,026
Ruddick Corp.	76,027	2,608,486
Skilled Healthcare Group, Inc. *	21,627	290,234
Spartan Motors, Inc. (a)	232,154	1,734,190
Team, Inc. *	18,055	619,648
Techne Corp. *	12,750	986,723
TreeHouse Foods, Inc. *	45,943	1,114,577
Tupperware Brands Corp.	31,436	1,075,740
ViroPharma, Inc. *	76,585	847,030
Vivus, Inc. *	157,108	1,049,481
West Pharmaceutical Services, Inc.	55,132	2,386,113
Wright Express Corp. *	32,207	798,734
		26,807,670

Energy - 7.71%
Carrizo Oil & Gas, Inc. * (a)	15,870	1,080,588
Complete Production Services, Inc. *	38,573	1,404,829
Comstock Resources, Inc. *	19,273	1,627,219
Core Laboratories N.V. *	12,244	1,742,933

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Energy (continued)
Flotek Industries, Inc. * (a)	41,340	$852,431
Mariner Energy, Inc. *	49,650	1,835,561
NATCO Group, Inc. *	25,277	1,378,355
Oceaneering International, Inc. *	13,462	1,037,247
Oil States International, Inc. *	35,804	2,271,406
Parallel Petroleum Corp. *	49,045	987,276
Pason Systems, Inc.	46,478	752,071
Penn Virginia Corp.	24,070	1,815,359
Rex Energy Corp. *	8,080	213,312
		16,998,587

Financial - 18.54%
Affiliated Managers Group, Inc. *	35,869	3,230,362
Alexandria Real Estate Equities, Inc., REIT	9,886	962,303
Anthracite Capital, Inc., REIT	152,872	1,076,219
Ashford Hospitality Trust, Inc., REIT	178,776	825,945
Aspen Insurance Holdings, Ltd.	52,760	1,248,829
Assured Guaranty, Ltd.	53,522	962,861
BancFirst Corp.	5,253	224,828
Bank of the Ozarks, Inc. (a)	60,070	892,640
BioMed Realty Trust, Inc., REIT	47,910	1,175,232
Capstead Mortage Corp., REIT	89,340	969,339
Columbia Banking System, Inc.	36,480	705,158
Commerce Bancshares, Inc.	19,048	755,444
Community Trust Bancorp, Inc.	6,574	172,633
Corporate Office Properties Trust, REIT	46,143	1,584,089
Delphi Financial Group, Inc.	26,900	622,466
DuPont Fabros Technology, Inc., REIT (a)	78,310	1,459,698
Equity One, Inc., REIT (a)	57,892	1,189,681
First Financial Bankshares, Inc.	17,024	779,870
First Midwest BanCorp, Inc. (a)	30,370	566,401
FPIC Insurance Group, Inc. *	21,482	973,564
GAMCO Investors, Inc.	17,629	874,751
Glacier Bancorp, Inc.	114,469	1,830,359
Gramercy Capital Corp., REIT (a)	100,256	1,161,967
Hatteras Financial Corp., REIT	38,340	881,437
Jer Investors Trust, Inc., REIT	198,384	1,249,819
KBW, Inc. *	44,541	916,654
KKR Financial Holdings LLC	186,051	1,953,536
LaSalle Hotel Properties, REIT	61,420	1,543,485
Max Re Capital, Ltd.	39,790	848,721
Meadowbrook Insurance Group, Inc.	150,355	796,882
NorthStar Realty Finance Corp., REIT (a)	167,350	1,392,352
RAIT Financial Trust, REIT (a)	183,962	1,364,998
Senior Housing Properties Trust, REIT	25,908	505,983
Silver State Bancorp *	31,331	64,855
Sterling Bancshares, Inc.	113,898	1,035,333
SVB Financial Group *	21,010	1,010,791
Tower Group, Inc.	47,100	998,049
UCBH Holdings, Inc. (a)	38,180	85,905
Universal Health Realty Income Trust, REIT	3,988	119,640
Virginia Commerce Bancorp, Inc. *	22,725	117,943
World Acceptance Corp. * (a)	28,190	949,157
Zenith National Insurance Corp.	22,950	806,922
		40,887,101

The accompanying notes are an integral part of the financial statements.

163

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Industrial - 15.12%
A. M. Castle & Company	49,100	$1,404,751
AAR Corp. *	40,758	551,456
Actuant Corp., Class A	49,106	1,539,473
Aerovironment, Inc. *	19,510	530,282
AptarGroup, Inc.	21,247	891,312
Belden, Inc.	29,371	995,089
Carlisle Companies, Inc.	38,850	1,126,650
Ceradyne, Inc. *	51,303	1,759,693
Chart Industries, Inc. *	39,472	1,919,918
Curtiss-Wright Corp.	26,959	1,206,146
Dionex Corp. *	11,892	789,272
Drew Industries, Inc. * (a)	37,826	603,325
General Cable Corp. *	58,199	3,541,409
Haynes International, Inc. * (a)	8,550	492,052
Kadant, Inc. *	45,292	1,023,599
Kaydon Corp. (a)	17,970	923,838
Koppers Holdings, Inc.	38,180	1,598,597
Landstar Systems, Inc.	36,264	2,002,498
Marten Transport, Ltd. *	2,973	47,479
Methode Electronics, Inc.	16,434	171,735
Middleby Corp. *	20,128	883,820
Northwest Pipe Company *	7,251	404,606
Old Dominion Freight Lines, Inc. *	32,030	961,540
OSI Systems, Inc. *	18,957	406,059
RBC Bearings, Inc. *	60,056	2,001,066
Rofin-Sinar Technologies, Inc. *	13,498	407,639
Snap-on, Inc.	19,783	1,028,914
Texas Industries, Inc.	16,422	921,767
TTM Technologies, Inc. *	79,828	1,054,528
Valmont Industries, Inc.	11,405	1,189,427
Waste Connections, Inc. *	30,176	963,520
		33,341,460

Technology - 6.33%
Agilysys, Inc.	54,120	613,721
ATMI, Inc. *	39,291	1,097,005
Blackbaud, Inc.	44,874	960,304
CACI International, Inc., Class A *	22,573	1,033,166
Digi International, Inc. *	52,542	412,455
Diodes, Inc. *	76,314	2,109,319
Double-Take Software, Inc. *	4,950	68,013
DSP Group, Inc. *	39,376	275,632
MKS Instruments, Inc. *	44,863	982,500
NETGEAR, Inc. *	37,802	523,936
Omnicell, Inc. *	64,446	849,398
Open Text Corp. *	33,715	1,082,251
Power Integrations, Inc. *	31,545	997,137
Semtech Corp. *	72,380	1,018,387
Silicon Motion Technology Corp., ADR * (a)	80,410	1,161,924
THQ, Inc. *	38,140	772,716
		13,957,864

Utilities - 3.07%
Avista Corp.	27,235	584,463
Cascal N.V. *	42,677	524,927
Energen Corp.	13,935	1,087,348
EnerNOC, Inc. *	15,869	284,849

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Utilities (continued)
ITC Holdings Corp.	19,630	$1,003,289
New Jersey Resources Corp.	34,991	1,142,456
South Jersey Industries, Inc.	57,350	2,142,596
		6,769,928
TOTAL COMMON STOCKS (Cost $198,399,402)		$183,595,962

SHORT TERM INVESTMENTS - 51.83%
Amstel Funding Corp. 2.62% due 07/01/2008	$4,000,000	$4,000,000
Amsterdam Funding Corp. 2.60% due 07/01/2008	4,000,000	4,000,000
Clipper Receivables Company 3.08% due 07/01/2008	4,000,000	4,000,000
Crown Point Capital Company 3.00% due 07/01/2008	4,000,000	4,000,000
Danske Corp. 2.69% due 07/01/2008	4,000,000	4,000,000
Federal Home Loan Bank Discount Notes 2.04% due 07/01/2008 (i)	50,340,000	50,340,000
John Hancock Cash Investment Trust, 2.5657% (c)(f)	27,932,563	27,932,563
Long Lane Master Trust 2.75% due 07/01/2008	4,000,000	4,000,000
Mont Blanc Capital Corp. 2.92% due 07/01/2008	4,000,000	4,000,000
Rabobank USA Financial Corp. 2.24% due 07/01/2008	4,000,000	4,000,000
Windmill Funding Corp. 2.63% due 07/01/2008	4,000,000	4,000,000
TOTAL SHORT TERM INVESTMENTS (Cost $114,272,563)		$114,272,563

REPURCHASE AGREEMENTS - 1.12%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $2,473,124 on 07/01/2008, collateralized by $2,495,000 Federal National Mortgage Association, 3.375% due 03/05/2010 (valued at $2,523,069, including interest)
	$2,473,000	$2,473,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,473,000)		$2,473,000
Total Investments (Small Cap Opportunities Trust) (Cost $315,144,965) - 136.21%		$300,341,525
Liabilities in Excess of Other Assets - (36.21)%		(79,836,707)
TOTAL NET ASSETS - 100.00%		$220,504,818

The accompanying notes are an integral part of the financial statements.

164

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.33%

Basic Materials - 3.01%
Compass Minerals International, Inc.	41,200	$3,319,072
Deltic Timber Corp.	87,700	4,692,827
Zep, Inc.	217,450	3,235,656
		11,247,555

Communications - 1.32%
Atlantic Tele-Network, Inc.	8,737	240,355
Websense, Inc. *	279,500	4,706,780
		4,947,135

Consumer, Cyclical - 15.77%
Airtran Holdings, Inc. * (a)	734,300	1,497,972
Casey’s General Stores, Inc.	347,300	8,046,941
Cato Corp., Class A	441,046	6,280,495
CEC Entertainment, Inc. *	129,350	3,623,094
Hibbett Sports, Inc. * (a)	446,400	9,419,040
Modine Manufacturing Company	371,800	4,599,166
O’Reilly Automotive, Inc. *	48,700	1,088,445
Sonic Corp. *	258,400	3,824,320
Stage Stores, Inc.	545,949	6,371,225
Tempur-Pedic International, Inc. (a)	321,500	2,510,915
Unifirst Corp.	126,100	5,631,626
United Stationers, Inc. *	164,594	6,081,748
		58,974,987

Consumer, Non-cyclical - 16.52%
Acco Brands Corp. *	443,900	4,984,997
AmSurg Corp. *	201,899	4,916,241
Arbitron, Inc. (a)	124,700	5,923,250
Bowne & Company, Inc.	322,200	4,108,050
Centene Corp. *	284,500	4,776,755
Charles River Laboratories International, Inc. *	5,700	364,344
CorVel Corp. *	78,565	2,660,996
Helen of Troy, Ltd. *	251,500	4,054,180
Herbalife, Ltd.	167,700	6,498,375
Hormel Foods Corp.	17,900	619,519
ICU Medical, Inc. *	150,200	3,436,576
Lance, Inc.	217,200	4,076,844
MAXIMUS, Inc.	160,300	5,581,646
Orthofix International NV *	225,100	6,516,645
Valassis Communications, Inc. * (a)	259,400	3,247,688
		61,766,106

Energy - 6.95%
Penn Virginia Corp.	214,200	16,154,964
Plains Exploration & Production Company *	15,700	1,145,629
St. Mary Land & Exploration Company	18,800	1,215,232
Whiting Petroleum Corp. *	70,500	7,478,640
		25,994,465

Financial - 24.13%
Acadia Realty Trust, REIT	180,100	4,169,315
American Campus Communities, Inc., REIT (a)	100,700	2,803,488
Ares Capital Corp. (a)	467,866	4,716,089
Asset Acceptance Capital Corp. * (a)	349,200	4,267,224
Assured Guaranty, Ltd.	294,500	5,298,055
Asta Funding, Inc. (a)	162,800	1,474,968
Credit Acceptance Corp. * (a)	141,475	3,616,101
Delphi Financial Group, Inc.	261,250	6,045,325

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Financial Federal Corp. (a)	185,553	$4,074,744
First Midwest BanCorp, Inc. (a)	96,100	1,792,265
International Bancshares Corp.	207,310	4,430,215
IPC Holdings, Ltd.	114,900	3,050,595
MB Financial, Inc. (a)	115,900	2,604,273
NewAlliance Bancshares, Inc.	146,900	1,833,312
Platinum Underwriters Holdings, Ltd.	169,609	5,530,949
PS Business Parks, Inc., REIT	55,600	2,868,960
RAIT Financial Trust, REIT (a)	645,500	4,789,610
Realty Income Corp., REIT (a)	276,400	6,290,864
Reinsurance Group of America, Inc.	17,100	744,192
Universal American Financial Corp. *	580,900	5,936,798
U-Store-It Trust, REIT	410,700	4,907,865
Ventas, Inc., REIT	7,800	332,046
Webster Financial Corp.	233,000	4,333,800
WestAmerica Bancorp (a)	81,700	4,296,603
		90,207,656

Industrial - 22.08%
Acuity Brands, Inc.	116,300	5,591,704
Albany International Corp., Class A	182,734	5,299,286
AptarGroup, Inc.	106,838	4,481,854
Belden, Inc.	364,949	12,364,473
Carlisle Companies, Inc.	415,200	12,040,800
Deswell Industries, Inc.	286,250	1,620,175
ESCO Technologies, Inc. * (a)	126,100	5,916,612
GATX Corp.	10,700	474,331
Genesee & Wyoming, Inc., Class A *	100,525	3,419,860
Graco, Inc.	16,700	635,769
Matthews International Corp., Class A	106,800	4,833,768
Mueller Industries, Inc.	285,510	9,193,422
Nam Tai Electronics, Inc.	413,200	5,404,656
Quixote Corp.	90,400	743,992
Simpson Manufacturing Company, Inc. (a)	142,100	3,373,454
Sterling Construction Company, Inc. *	147,367	2,926,709
Vitran Corp., Inc. *	281,000	4,212,190
		82,533,055

Technology - 2.37%
Diebold, Inc.	9,100	323,778
Electronics for Imaging, Inc. *	233,800	3,413,480
Teradata Corp. *	15,100	349,414
Xyratex, Ltd. *	286,700	4,773,555
		8,860,227

Utilities - 3.18%
Atmos Energy Corp.	122,400	3,374,568
New Jersey Resources Corp.	103,146	3,367,717
UGI Corp.	18,900	542,619
Westar Energy, Inc.	197,300	4,243,923
WGL Holdings, Inc.	10,000	347,400
		11,876,227
TOTAL COMMON STOCKS (Cost $398,039,456)		$356,407,413

The accompanying notes are an integral part of the financial statements.

165

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
SHORT TERM INVESTMENTS - 17.88%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$66,848,395	$66,848,395
TOTAL SHORT TERM INVESTMENTS (Cost $66,848,395)		$66,848,395

REPURCHASE AGREEMENTS - 4.40%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $16,467,823 on 07/01/2008, collateralized by $16,715,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $16,798,575, including interest)
	$16,467,000	$16,467,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,467,000)		$16,467,000
Total Investments (Small Cap Value Trust) (Cost $481,354,851) - 117.61%		$439,722,808
Liabilities in Excess of Other Assets - (17.61)%		(65,854,208)
TOTAL NET ASSETS - 100.00%		$373,868,600

Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 99.65%

Basic Materials - 5.46%
Buckeye Technologies, Inc. *	26,003	$219,985
Celanese Corp., Series A	8,313	379,572
CF Industries Holdings, Inc.	2,161	330,201
Rock-Tenn Company, Class A	16,053	481,430
Superior Essex, Inc. *	6,461	288,354
Terra Industries, Inc.	7,615	375,800
		2,075,342

Communications - 6.07%
1-800-Flowers.com, Inc. *	10,576	68,215
CenturyTel, Inc.	9,749	346,967
Cincinnati Bell, Inc. *	22,754	90,561
CommScope, Inc. *	855	45,118
Comtech Telecommunications Corp. *	4,119	201,831
Earthlink, Inc. *	32,283	279,248
eResearch Technology, Inc. *	18,319	319,483
FTD Group, Inc.	12,432	165,718
Harmonic, Inc. *	1,878	17,860
NTELOS Holdings Corp.	691	17,531
Priceline.com, Inc. * (a)	2,974	343,378
Soapstone Networks, Inc. *	6,579	25,198
Syniverse Holdings, Inc. *	23,979	388,460
		2,309,568

Consumer, Cyclical - 16.25%
AFC Enterprises, Inc. *	9,420	75,266
Americas Car Mart, Inc. *	3,588	64,297
Autoliv, Inc.	1,029	47,972
Bally Technologies, Inc. *	6,735	227,643

Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Big Lots, Inc. *	12,580	$392,999
Bob Evans Farms, Inc.	1,228	35,121
Brightpoint, Inc. *	1,427	10,417
Burger King Holdings, Inc.	6,226	166,795
Cash America International, Inc.	14,140	438,340
CEC Entertainment, Inc. *	14,306	400,711
Choice Hotels International, Inc.	2,919	77,353
Dollar Tree, Inc. *	7,379	241,220
DreamWorks Animation SKG, Inc., Class A *	12,393	369,435
Gymboree Corp. *	10,742	430,432
Insight Enterprises, Inc. *	14,002	164,243
Jakks Pacific, Inc. *	11,139	243,387
Jo-Ann Stores, Inc. *	3,168	72,959
Knoll, Inc.	15,361	186,636
Lear Corp. *	10,266	145,572
Maidenform Brands, Inc. *	3,537	47,749
Owens & Minor, Inc.	13,230	604,479
PC Mall, Inc. *	10,959	148,604
Perry Ellis International, Inc. *	5,378	114,121
Polaris Industries, Inc. (a)	11,657	470,710
Republic Airways Holdings, Inc. *	6,893	59,693
Skechers U.S.A., Inc., Class A *	14,268	281,936
Sport Supply Group, Inc. *	1,518	15,590
TRW Automotive Holdings Corp. *	10,094	186,436
Warnaco Group, Inc. *	8,144	358,906
Wesco International, Inc. *	1,298	51,972
WMS Industries, Inc. *	1,779	52,961
		6,183,955

Consumer, Non-cyclical - 15.41%
Alliance One International, Inc. *	12,316	62,935
AMERIGROUP Corp. *	6,738	140,150
Apria Healthcare Group, Inc. *	23,408	453,881
Bio-Rad Laboratories, Inc., Class A *	537	43,438
Blyth, Inc.	325	3,910
Bowne & Company, Inc.	2,299	29,312
Cal-Maine Foods, Inc. (a)	539	17,782
Centene Corp. *	10,067	169,025
CONMED Corp. *	4,614	122,502
Cubist Pharmaceuticals, Inc. *	5,155	92,068
Cynosure, Inc. *	604	11,971
Edwards Lifesciences Corp. *	562	34,867
Enzon Pharmaceuticals, Inc. * (a)	2,444	17,401
Exactech, Inc. *	1,305	33,552
Flowers Foods, Inc.	5,062	143,457
Fresh Del Monte Produce, Inc. *	1,576	37,146
Hanger Orthopedic Group, Inc. *	1,696	27,967
Helen of Troy, Ltd. *	949	15,298
Hewitt Associates, Inc., Class A *	2,843	108,972
IDEXX Laboratories, Inc. *	638	31,096
Invacare Corp.	6,738	137,725
Invitrogen Corp. *	9,959	390,990
Kinetic Concepts, Inc. *	4,951	197,594
King Pharmaceuticals, Inc. *	23,649	247,605
Martek Biosciences Corp. * (a)	13,411	452,085
Medicis Pharmaceutical Corp., Class A	15,196	315,773
Molina Healthcare, Inc. * (a)	12,967	315,617

The accompanying notes are an integral part of the financial statements.

166

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
OSI Pharmaceuticals, Inc. *	1,698	$70,161
Pediatrix Medical Group, Inc. *	3,753	184,760
Ralcorp Holdings, Inc. *	2,786	137,740
Rent-A-Center, Inc. *	8,646	177,848
Repligen Corp. *	2,526	11,923
SAIC, Inc. *	3,328	69,256
Standard Parking Corp. *	909	16,544
Synovis Life Technologies, Inc. *	4,222	79,500
Triple-S Management Corp. *	681	11,134
Tupperware Brands Corp.	9,550	326,801
Valassis Communications, Inc. * (a)	16,623	208,120
Vivus, Inc. * (a)	29,773	198,884
Watson Pharmaceuticals, Inc. *	2,315	62,899
Watson Wyatt Worldwide, Inc., Class A	11,045	584,170
Zoll Medical Corp. *	2,002	67,407
		5,861,266

Energy - 11.24%
Atwood Oceanics, Inc. *	2,626	326,517
Basic Energy Services, Inc. *	6,808	214,452
Core Laboratories N.V. *	2,012	286,408
Dril-Quip, Inc. *	1,032	65,016
Holly Corp.	2,927	108,065
McMoran Exploration Company * (a)	2,791	76,808
National Fuel Gas Company	6,823	405,832
Oceaneering International, Inc. *	201	15,487
Oil States International, Inc. *	7,140	452,962
Patriot Coal Corp. *	2,193	336,165
St. Mary Land & Exploration Company	5,090	329,018
Stone Energy Corp. *	8,324	548,635
Trico Marine Services, Inc. * (a)	5,782	210,580
Unit Corp. *	5,805	481,641
W&T Offshore, Inc.	7,155	418,639
		4,276,225

Financial - 13.17%
Allied World Assurance Holdings, Ltd.	7,617	301,785
American Financial Group, Inc.	4,791	128,159
American Safety Insurance Holdings, Ltd. *	1,678	24,130
Amerisafe, Inc. *	4,115	65,593
Aspen Insurance Holdings, Ltd.	17,037	403,266
BancFirst Corp.	1,868	79,950
Bank of Hawaii Corp.	9,127	436,271
BioMed Realty Trust, Inc., REIT	5,904	144,825
Calamos Asset Management, Inc.	11,618	197,855
Charter Financial Corp.	205	4,920
City Holding Company	3,033	123,655
Commerce Bancshares, Inc.	3,929	155,824
Community Bank Systems, Inc.	1,408	29,033
Entertainment Properties Trust, REIT	1,075	53,148
Equity Lifestyle Properties, Inc., REIT	9,459	416,196
Essex Property Trust, Inc., REIT	2,415	257,197
Extra Space Storage, Inc., REIT	15,688	240,968
Financial Institutions, Inc.	1,846	29,647
First Citizens Bancshares, Inc.	520	72,535
First Regional Bancorp *	1,838	10,311
Interactive Brokers Group, Inc. *	7,256	233,135

Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Knight Capital Group, Inc. *	2,370	$42,613
Lexington Corporate Property Trust, REIT	501	6,829
Medical Properties Trust, Inc., REIT (a)	3,757	38,021
Mid-America Apartment Communities, Inc., REIT	2,024	103,305
Navigators Group, Inc. *	414	22,377
Oriental Financial Group, Inc.	21,637	308,544
Platinum Underwriters Holdings, Ltd.	8,255	269,196
Prosperity Bancshares, Inc.	3,027	80,912
Senior Housing Properties Trust, REIT	9,042	176,590
Southside Bancshares, Inc.	394	7,265
Sovran Self Storage, Inc., REIT	1,120	46,547
SVB Financial Group *	1,455	70,000
Taubman Centers, Inc., REIT	8,836	429,871
		5,010,473

Industrial - 17.58%
Actuant Corp., Class A	2,790	87,466
Acuity Brands, Inc.	3,175	152,654
Altra Holdings, Inc. *	502	8,439
Analogic Corp.	3,426	216,078
Apogee Enterprises, Inc.	1,032	16,677
Arkansas Best Corp. (a)	2,991	109,590
Axsys Technologies, Inc. *	138	7,181
Celestica, Inc. *	53,853	453,981
Chart Industries, Inc. *	2,286	111,191
Chicago Bridge & Iron Company N.V.	9,087	361,844
Crown Holdings, Inc. *	1,458	37,893
Cubic Corp.	3,845	85,667
Darling International, Inc. *	31,630	522,528
Dolby Laboratories, Inc., Class A *	6,803	274,161
EMCOR Group, Inc. *	21,769	621,070
EnPro Industries, Inc. *	1,596	59,595
Esterline Technologies Corp. *	8,392	413,390
FLIR Systems, Inc. *	7,036	285,450
Gardner Denver, Inc. *	4,864	276,275
GrafTech International, Ltd. *	18,437	494,665
Hawk Corp. *	920	17,112
Hub Group, Inc., Class A *	4,298	146,691
Kirby Corp. *	6,145	294,960
Koppers Holdings, Inc.	3,648	152,742
Landstar Systems, Inc.	2,538	140,148
Lennox International, Inc.	2,256	65,334
Methode Electronics, Inc.	18,351	191,768
Mettler-Toledo International, Inc. *	46	4,363
Michael Baker Corp. *	3,478	76,099
Mueller Industries, Inc.	1,421	45,756
Pacer International, Inc.	391	8,410
Perini Corp. *	6,619	218,758
Robbins & Myers, Inc.	9,545	476,009
Stoneridge, Inc. *	1,752	29,889
Tecumseh Products Company, Class A *	1,729	56,677
Teledyne Technologies, Inc. *	1,467	71,575
Woodward Governor Company	2,663	94,962
		6,687,048

The accompanying notes are an integral part of the financial statements.

167

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology - 12.14%
Acxiom Corp.	15,451	$177,532
Amkor Technology, Inc. *	11,349	118,143
ANSYS, Inc. *	6,475	305,102
ASM International N.V. (a)	6,051	181,530
CGI Group, Inc., Class A *	2,107	21,007
COMSYS IT Partners, Inc. *	6,994	63,785
Emulex Corp. *	19,917	232,033
JDA Software Group, Inc. *	5,132	92,889
Lexmark International, Inc. *	5,388	180,121
Manhattan Associates, Inc. *	338	8,021
ManTech International Corp. *	1,652	79,494
Mentor Graphics Corp. *	2,544	40,195
Microsemi Corp. *	6,392	160,951
National Semiconductor Corp.	2,198	45,147
NCI, Inc. *	349	7,985
Open Text Corp. * (a)	3,445	110,584
Parametric Technology Corp. *	2,834	47,243
Pericom Semiconductor Corp. *	786	11,664
QLogic Corp. *	2,061	30,070
Radiant Systems, Inc. *	7,183	77,074
Skyworks Solutions, Inc. *	27,085	267,329
SPSS, Inc. *	11,401	414,654
Standard Microsystems Corp. *	8,780	238,377
Super Micro Computer, Inc. *	860	6,347
Sybase, Inc. *	15,456	454,716
Synopsys, Inc. *	14,635	349,923
Trimble Navigation, Ltd. *	10,647	380,098
Varian Semiconductor Equipment Associates, Inc. *	6,078	211,636
Volterra Semiconductor Corp. *	3,863	66,675
Western Digital Corp. *	6,919	238,913
		4,619,238

Utilities - 2.33%
Atmos Energy Corp.	4,222	116,401
El Paso Electric Company *	8,131	160,994
Nicor, Inc. (a)	2,831	120,572
Piedmont Natural Gas, Inc. (a)	1,553	40,627
The Laclede Group, Inc.	1,593	64,309
UGI Corp.	13,354	383,393
		886,296
TOTAL COMMON STOCKS (Cost $38,407,917)		$37,909,411

SHORT TERM INVESTMENTS - 6.83%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$2,600,714	$2,600,714
TOTAL SHORT TERM INVESTMENTS (Cost $2,600,714)		$2,600,714
Total Investments (Small Company Trust) (Cost $41,008,631) - 106.48%		$40,510,125
Liabilities in Excess of Other Assets - (6.48)%		(2,466,407)
TOTAL NET ASSETS - 100.00%		$38,043,718

Small Company Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.07%

Basic Materials - 0.70%
Carpenter Technology Corp.	30,760	$1,342,674

Communications - 6.71%
DealerTrack Holdings, Inc. *	49,016	691,616
Harmonic, Inc. *	158,400	1,506,384
inVentiv Health, Inc. *	51,494	1,431,018
NeuStar, Inc., Class A *	58,691	1,265,378
NICE Systems, Ltd., ADR *	51,364	1,518,833
Polycom, Inc. *	68,860	1,677,430
SBA Communications Corp. *	53,709	1,934,061
Shutterfly, Inc. * (a)	52,303	638,620
Starent Networks Corp. *	84,059	1,057,462
ValueClick, Inc. *	79,016	1,197,092
		12,917,894

Consumer, Cyclical - 11.93%
AnnTaylor Stores Corp. *	60,373	1,446,537
Big Lots, Inc. * (a)	62,982	1,967,558
Buffalo Wild Wings, Inc. * (a)	42,882	1,064,760
Choice Hotels International, Inc.	37,500	993,750
Dick’s Sporting Goods, Inc. *	38,523	683,398
DSW, Inc., Class A * (a)	79,435	935,744
Hot Topic, Inc. *	141,237	764,092
Interface, Inc., Class A	93,191	1,167,683
Jack in the Box, Inc. *	66,436	1,488,831
Longs Drug Stores Corp.	39,173	1,649,575
Marvel Entertainment, Inc. *	62,906	2,021,799
National Cinemedia, Inc. (a)	69,488	740,742
P.F. Chang’s China Bistro, Inc. * (a)	49,987	1,116,710
Tech Data Corp. *	48,561	1,645,732
Tenneco, Inc. *	60,367	816,766
Warnaco Group, Inc. *	47,666	2,100,641
Wesco International, Inc. *	28,604	1,145,304
Zumiez, Inc. * (a)	74,383	1,233,270
		22,982,892

Consumer, Non-cyclical - 26.36%
Affymetrix, Inc. *	66,762	686,981
AMAG Pharmaceuticals, Inc. * (a)	20,148	687,047
Bankrate, Inc. * (a)	34,039	1,329,904
BioMarin Pharmaceutical, Inc. *	64,844	1,879,179
Cepheid, Inc. * (a)	45,822	1,288,515
Chemed Corp.	34,775	1,273,113
Church & Dwight, Inc.	35,818	2,018,344
CoStar Group, Inc. * (a)	45,603	2,027,053
DeVry, Inc.	51,354	2,753,601
Euronet Worldwide, Inc. * (a)	67,383	1,138,773
Gen-Probe, Inc. *	28,244	1,341,025
Global Payments, Inc.	27,985	1,304,101
Human Genome Sciences, Inc. * (a)	91,956	479,091
Informatica Corp. *	88,159	1,325,911
Insulet Corp. *	30,788	484,295
Korn/Ferry International *	93,525	1,471,148
LifePoint Hospitals, Inc. *	50,676	1,434,131
Live Nation, Inc. * (a)	75,702	800,927
Mentor Corp. (a)	38,158	1,061,556
Meridian Bioscience, Inc.	54,947	1,479,173
Myriad Genetics, Inc. * (a)	34,884	1,587,920

The accompanying notes are an integral part of the financial statements.

168

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Nuvasive, Inc. * (a)	60,658	$2,708,986
Parexel International Corp. *	59,528	1,566,182
Pediatrix Medical Group, Inc. *	28,071	1,381,935
Quanta Services, Inc. *	33,540	1,115,876
Ralcorp Holdings, Inc. *	30,272	1,496,648
Sciele Pharma, Inc. * (a)	74,847	1,448,289
Strayer Education, Inc.	10,585	2,213,006
Tetra Tech, Inc. *	96,326	2,178,894
The Advisory Board Company *	20,649	812,125
The Medicines Company *	70,782	1,402,899
United Therapeutics Corp. * (a)	16,198	1,583,355
VCA Antech, Inc. *	51,735	1,437,198
Wright Medical Group, Inc. *	73,751	2,095,266
Zoll Medical Corp. *	43,782	1,474,140
		50,766,587

Energy - 9.83%
Arena Resources, Inc. *	52,880	2,793,122
Bill Barrett Corp. * (a)	52,576	3,123,540
Carrizo Oil & Gas, Inc. * (a)	45,192	3,077,123
Dril-Quip, Inc. *	40,507	2,551,941
ION Geophysical Corp. *	104,478	1,823,141
Unit Corp. *	43,901	3,642,466
Whiting Petroleum Corp. *	18,094	1,919,412
		18,930,745

Financial - 5.70%
Affiliated Managers Group, Inc. *	19,025	1,713,391
BioMed Realty Trust, Inc., REIT	71,871	1,762,996
Greenhill & Company, Inc. (a)	28,144	1,515,836
National Financial Partners Corp. (a)	37,905	751,277
optionsXpress Holdings, Inc.	53,318	1,191,124
ProAssurance Corp. *	26,970	1,297,527
Riskmetrics Group, Inc. * (a)	46,563	914,497
SVB Financial Group *	37,953	1,825,919
		10,972,567

Industrial - 17.92%
American Commercial Lines, Inc. * (a)	62,564	683,824
Barnes Group, Inc.	54,511	1,258,659
Bucyrus International, Inc., Class A	29,792	2,175,412
Calgon Carbon Corp. * (a)	59,725	923,348
Ceradyne, Inc. *	32,250	1,106,175
Coherent, Inc. * (a)	57,363	1,714,580
Dynamic Materials Corp. (a)	38,806	1,278,658
Eagle Materials, Inc. (a)	47,076	1,192,435
EnergySolutions, Inc.	44,444	993,323
FMC Technologies, Inc. *	28,884	2,222,046
Forward Air Corp.	54,015	1,868,919
Fuel Tech, Inc. * (a)	71,485	1,259,566
General Cable Corp. *	40,698	2,476,473
Greif, Inc., Class A	29,739	1,904,188
Hexcel Corp. *	69,482	1,341,003
Hub Group, Inc., Class A *	53,237	1,816,979
Knight Transportation, Inc. (a)	86,463	1,582,273
Regal-Beloit Corp.	34,425	1,454,456
Texas Industries, Inc. (a)	23,230	1,303,900
TransDigm Group, Inc. *	47,359	1,590,789

Small Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Industrial (continued)
Varian, Inc. *	41,232	$2,105,306
Wabtec Corp.	46,588	2,265,109
		34,517,421

Technology - 17.24%
ANSYS, Inc. *	49,895	2,351,052
Aspen Technology, Inc. *	120,877	1,607,664
Blackboard, Inc. * (a)	56,372	2,155,102
Cirrus Logic, Inc. *	213,353	1,186,243
Cogent, Inc. * (a)	121,165	1,377,646
Diodes, Inc. *	61,695	1,705,250
Eclipsys Corp. *	89,116	1,636,170
FormFactor, Inc. *	40,192	740,739
Hittite Microwave Corp. *	38,611	1,375,324
JDA Software Group, Inc. *	84,315	1,526,101
Lawson Software, Inc. * (a)	165,954	1,206,486
Manhattan Associates, Inc. *	64,803	1,537,775
MICROS Systems, Inc. *	41,473	1,264,512
Microsemi Corp. *	76,931	1,937,123
Omniture, Inc. *	27,604	512,606
Power Integrations, Inc. *	50,450	1,594,724
Quality Systems, Inc.	47,597	1,393,640
Silicon Laboratories, Inc. *	52,275	1,886,605
SRA International, Inc., Class A *	58,148	1,306,004
Syntel, Inc. (a)	43,023	1,450,736
THQ, Inc. *	71,102	1,440,526
Varian Semiconductor Equipment Associates, Inc. *	57,764	2,011,342
		33,203,370

Utilities - 1.68%
ITC Holdings Corp.	28,842	1,474,115
Pike Electric Corp. *	105,636	1,754,614
		3,228,729
TOTAL COMMON STOCKS (Cost $203,753,625)		$188,862,879

SHORT TERM INVESTMENTS - 22.75%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$43,806,667	$43,806,667
TOTAL SHORT TERM INVESTMENTS (Cost $43,806,667)		$43,806,667

The accompanying notes are an integral part of the financial statements.

169

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Company Growth Trust (continued)
Shares or Principal Amount	Value
REPURCHASE AGREEMENTS - 1.56%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.85% to be repurchased at $3,006,154 on 07/01/2008, collateralized by $2,860,000 Federal Home Loan Mortgage Corp., 5.50% due 08/23/2017 (valued at $3,070,925, including interest)
$3,006,000	$3,006,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,006,000)	$3,006,000
Total Investments (Small Company Growth Trust) (Cost $250,566,292) - 122.38%	$235,675,546
Liabilities in Excess of Other Assets - (22.38)%	(43,104,793)
TOTAL NET ASSETS - 100.00%	$192,570,753

Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.94%

Basic Materials - 7.87%
Airgas, Inc.	178,000	$10,393,420
AMCOL International Corp. (a)	67,100	1,909,666
American Vanguard Corp. (a)	243,400	2,993,820
Arch Chemicals, Inc.	177,200	5,874,180
Carpenter Technology Corp.	149,800	6,538,770
Deltic Timber Corp.	108,900	5,827,239
Gibraltar Industries, Inc.	232,000	3,705,040
Innospec, Inc.	240,000	4,516,800
Potlatch Corp.	162,900	7,350,048
Symyx Technologies, Inc. *	224,900	1,569,802
Wausau-Mosinee Paper Corp.	307,700	2,372,367
		53,051,152

Communications - 2.47%
Courier Corp.	17,700	355,416
Ixia *	353,000	2,453,350
Lee Enterprises, Inc. (a)	156,900	626,031
Newport Corp. *	170,600	1,943,134
Premiere Global Services, Inc. *	427,000	6,225,660
Saga Communications, Inc., Class A *	230,400	1,154,304
Websense, Inc. *	232,100	3,908,564
		16,666,459

Consumer, Cyclical - 7.98%
Accuride Corp. *	236,500	1,005,125
Alaska Air Group, Inc. *	145,200	2,227,368
Beacon Roofing Supply, Inc. * (a)	541,577	5,746,132
Casey’s General Stores, Inc.	155,300	3,598,301
Culp, Inc. *	125,500	881,010
Fred’s, Inc., Class A	232,700	2,615,548
G & K Services, Class A	147,300	4,486,758
Haverty Furniture Companies, Inc. (a)	288,600	2,897,544
M/I Homes, Inc. (a)	138,600	2,180,178
Marinemax, Inc. * (a)	175,200	1,256,184
Meritage Homes Corp. * (a)	216,300	3,281,271

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Owens & Minor, Inc.	261,500	$11,947,935
Pool Corp. (a)	199,800	3,548,448
Skyline Corp.	10,500	246,750
Stanley Furniture Company, Inc. (a)	161,000	1,738,800
Stein Mart, Inc. (a)	412,800	1,861,728
The Steak & Shake Company * (a)	184,600	1,168,518
Winnebago Industries, Inc. (a)	298,500	3,041,715
		53,729,313
Consumer, Non-cyclical - 13.71%
Aaron Rents, Inc., Class B	441,100	9,849,763
Alliance One International, Inc. *	419,200	2,142,112
AngioDynamics, Inc. *	139,100	1,894,542
Compass Diversified Trust	189,500	2,165,985
Corinthian Colleges, Inc. * (a)	295,400	3,429,594
CSS Industries, Inc.	128,500	3,112,270
Dollar Thrifty Automotive Group, Inc. *	184,500	1,743,525
Electro Rent Corp.	293,000	3,674,220
Exelixis, Inc. *	259,500	1,297,500
FTI Consulting, Inc. *	191,200	13,089,552
Landauer, Inc.	65,400	3,678,096
Live Nation, Inc. * (a)	79,100	836,878
McGrath Rentcorp	267,900	6,587,661
MPS Group, Inc. *	555,600	5,906,028
Myriad Genetics, Inc. * (a)	152,200	6,928,144
Nash Finch Company (a)	99,000	3,392,730
National Healthcare Corp. (a)	101,500	4,651,745
Navigant Consulting Company *	334,900	6,550,644
StarTek, Inc. *	233,288	2,192,907
Triple-S Management Corp. * (a)	72,300	1,182,105
West Pharmaceutical Services, Inc.	155,900	6,747,352
Winn-Dixie Stores, Inc. * (a)	82,100	1,315,242
		92,368,595
Energy - 12.38%
Atwood Oceanics, Inc. *	41,800	5,197,412
Carbo Ceramics, Inc. (a)	81,000	4,726,350
Forest Oil Corp. *	137,300	10,228,850
GeoMet, Inc. * (a)	129,000	1,222,920
Hercules Offshore, Inc. * (a)	110,017	4,182,846
Mariner Energy, Inc. *	150,404	5,560,436
Penn Virginia Corp.	282,300	21,291,066
TETRA Technologies, Inc. *	398,300	9,443,693
Union Drilling, Inc. *	70,900	1,537,112
W-H Energy Services, Inc. *	88,000	8,425,120
Whiting Petroleum Corp. *	109,500	11,615,760
		83,431,565
Financial - 15.19%
Ares Capital Corp.	459,900	4,635,792
East West Bancorp, Inc. (a)	393,400	2,777,404
Employers Holdings, Inc.	97,600	2,020,320
First Financial Fund, Inc. *	317,586	2,629,612
First Potomac Realty Trust, REIT	236,100	3,598,164
Glacier Bancorp, Inc. (a)	257,500	4,117,425
Hatteras Financial Corp., REIT (a)	134,900	3,101,351
Hercules Technology Growth Capital, Inc. (a)	306,300	2,735,259
Home Bancshares, Inc. (a)	158,400	3,560,832

The accompanying notes are an integral part of the financial statements.

170

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
JMP Group, Inc.	179,300	$1,185,173
Kilroy Realty Corp., REIT	166,600	7,835,198
Kohlberg Capital Corp. (a)	328,034	3,280,340
LaSalle Hotel Properties, REIT	183,900	4,621,407
Markel Corp. *	11,600	4,257,200
Max Re Capital, Ltd.	235,700	5,027,481
National Interstate Corp. (a)	177,600	3,264,288
Parkway Properties, Inc., REIT	103,200	3,480,936
Piper Jaffray Companies, Inc. *	71,700	2,102,961
ProAssurance Corp. *	217,700	10,473,547
Redwood Trust, Inc., REIT (a)	121,600	2,771,264
Stifel Financial Corp. * (a)	119,550	4,111,325
Strategic Hotel Cap, Inc., REIT	255,700	2,395,909
SVB Financial Group * (a)	197,000	9,477,670
Universal American Financial Corp. *	99,900	1,020,978
Washington Real Estate Investment Trust, REIT (a)	143,900	4,324,195
Wintrust Financial Corp.	147,300	3,513,105
		102,319,136

Funds - 0.67%
iShares Russell 2000 Value Index Fund (a)	70,000	4,480,000

Industrial - 25.41%
Advanced Energy Industries, Inc. *	277,200	3,797,640
Ameron International Corp. (a)	79,000	9,478,420
Analogic Corp.	49,500	3,121,965
AptarGroup, Inc.	245,900	10,315,505
Belden, Inc.	191,500	6,488,020
C & D Technologies, Inc. * (a)	212,600	1,798,596
Cascade Corp. (a)	88,700	3,753,784
Casella Waste Systems, Inc., Class A *	128,800	1,570,072
Chesapeake Corp. *	61,700	144,995
Circor International, Inc.	98,300	4,815,717
Drew Industries, Inc. * (a)	216,800	3,457,960
Franklin Electric, Inc. (a)	48,500	1,880,830
Genesee & Wyoming, Inc., Class A *	248,300	8,447,166
IDEX Corp.	233,350	8,596,614
Insituform Technologies, Inc., Class A * (a)	293,300	4,466,959
Kirby Corp. *	242,800	11,654,400
Kratos Defense & Security Solutions, Inc. *	568,000	1,113,280
Landstar Systems, Inc.	326,400	18,023,808
Littelfuse, Inc. *	138,000	4,353,900
Matthews International Corp., Class A	215,600	9,758,056
Methode Electronics, Inc.	66,100	690,745
Myers Indiana, Inc.	354,300	2,887,545
Nordson Corp.	164,800	12,012,272
Sims Group, Ltd.	305,200	12,177,480
Universal Forest Products, Inc.	129,100	3,867,836
UTI Worldwide, Inc.	294,100	5,867,295
Waste Connections, Inc. *	184,400	5,887,892
Woodward Governor Company	302,700	10,794,282
		171,223,034

Technology - 6.52%
ATMI, Inc. *	102,900	2,872,968
Brooks Automation, Inc. *	329,762	2,727,132
Cabot Microelectronics Corp. *	51,200	1,697,280

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology (continued)
Exar Corp. *	324,500	$2,446,730
FormFactor, Inc. *	164,300	3,028,049
GSI Group, Inc. *	435,700	3,381,032
Palm, Inc. * (a)	462,500	2,492,875
Progress Software Corp. *	234,900	6,006,393
SPSS, Inc. *	176,700	6,426,579
SYNNEX Corp. * (a)	147,200	3,693,248
Wind River Systems, Inc. *	555,200	6,046,128
Xyratex, Ltd. *	188,500	3,138,525
		43,956,939

Utilities - 3.74%
Black Hills Corp.	160,600	5,148,836
Cleco Corp.	224,800	5,244,584
El Paso Electric Company *	224,200	4,439,160
Empire District Electric Company (a)	125,500	2,326,770
Southwest Gas Corp.	154,600	4,596,258
Vectren Corp.	109,600	3,420,616
		25,176,224
TOTAL COMMON STOCKS (Cost $544,804,199)		$646,402,417

PREFERRED STOCKS - 0.25%

Financial - 0.25%
East West Bancorp., Inc, Series A, 8.00%	2,367	1,658,850
TOTAL PREFERRED STOCKS (Cost $2,367,000)		$1,658,850

SHORT TERM INVESTMENTS - 18.06%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$109,810,096	$109,810,096
T. Rowe Price Reserve Investment Fund, 2.69% (c)	11,842,838	11,842,838
TOTAL SHORT TERM INVESTMENTS (Cost $121,652,934)		$121,652,934

REPURCHASE AGREEMENTS - 1.75%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $11,823,591 on 07/01/2008, collateralized by $12,025,000 Federal National Mortgage Association, 3.20% due 05/06/2010 (valued at $12,063,480, including interest)
	$11,823,000	$11,823,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,823,000)		$11,823,000
Total Investments (Small Company Value Trust) (Cost $680,647,133) - 116.00%		$781,537,201
Liabilities in Excess of Other Assets - (16.00)%		(107,818,710)
TOTAL NET ASSETS - 100.00%		$673,718,491

The accompanying notes are an integral part of the financial statements.

171

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

U.S. Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.78%

Basic Materials - 3.33%
Air Products & Chemicals, Inc.	8,000	$790,880
Barrick Gold Corp. (a)	27,700	1,260,350
Biogen Idec, Inc. *	32,400	1,810,836
Celanese Corp., Series A	7,000	319,620
Dow Chemical Company	3,200	111,712
Eli Lilly & Company	108,300	4,999,128
Monsanto Company	63,300	8,003,652
Nucor Corp.	8,100	604,827
Praxair, Inc.	18,100	1,705,744
The Mosaic Company *	4,300	622,210
		20,228,959

Communications - 7.28%
Amazon.com, Inc. *	25,200	1,847,916
AT&T, Inc.	81,322	2,739,738
Cisco Systems, Inc. *	457,700	10,646,102
Corning, Inc.	2,400	55,320
Discovery Holding Company *	14,800	325,008
eBay, Inc. *	177,800	4,859,274
Expedia, Inc. *	8,600	158,068
Gannett Company, Inc.	35,300	764,951
Google, Inc., Class A *	12,800	6,738,176
Juniper Networks, Inc. *	18,400	408,112
McGraw-Hill Companies, Inc.	2,700	108,324
Nortel Networks Corp. *	15,241	125,281
QUALCOMM, Inc.	221,400	9,823,518
VeriSign, Inc. *	8,300	313,740
Verizon Communications, Inc.	151,000	5,345,400
		44,258,928

Consumer, Cyclical - 10.25%
Abercrombie & Fitch Company, Class A	12,700	796,036
Advance Auto Parts, Inc.	1,600	62,128
American Eagle Outfitters, Inc.	67,950	926,158
AutoNation, Inc. *	17,700	177,354
AutoZone, Inc. *	6,000	726,060
Bed Bath & Beyond, Inc. *	32,700	918,870
Best Buy Company, Inc.	11,600	459,360
Coach, Inc. *	27,900	805,752
Copart, Inc. *	1,400	59,948
Costco Wholesale Corp.	18,700	1,311,618
CVS Caremark Corp.	10,700	423,399
Family Dollar Stores, Inc.	8,500	169,490
Fastenal Company (a)	3,300	142,428
Ford Motor Company * (a)	157,493	757,541
GameStop Corp., Class A *	10,200	412,080
General Motors Corp.	17,700	203,550
Harley-Davidson, Inc.	33,900	1,229,214
Home Depot, Inc.	421,000	9,859,820
Johnson Controls, Inc.	22,700	651,036
Kohl’s Corp. *	33,300	1,333,332
Liz Claiborne, Inc.	13,000	183,950
Lowe’s Companies, Inc.	198,900	4,127,175
McDonald’s Corp.	19,700	1,107,534
NIKE, Inc., Class B	11,000	655,710
Nordstrom, Inc.	18,000	545,400
Office Depot, Inc. *	48,100	526,214

U.S. Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical (continued)
PACCAR, Inc.	19,650	$821,960
Staples, Inc.	50,500	1,199,375
Target Corp.	49,000	2,278,010
The Gap, Inc.	20,500	341,735
The TJX Companies, Inc.	10,300	324,141
Tiffany & Company	3,800	154,850
VF Corp.	900	64,062
Walgreen Company	125,700	4,086,507
Wal-Mart Stores, Inc.	434,600	24,424,520
Wynn Resorts, Ltd. *	600	48,810
		62,315,127

Consumer, Non-cyclical - 33.11%
Abbott Laboratories	70,800	3,750,277
Altria Group, Inc.	226,400	4,654,784
AmerisourceBergen Corp.	28,100	1,123,719
Amgen, Inc. *	47,300	2,230,668
Amylin Pharmaceuticals, Inc. *	2,000	50,780
Anheuser-Busch Companies, Inc.	29,800	1,851,176
Apollo Group, Inc., Class A *	43,000	1,903,180
Archer-Daniels-Midland Company	25,700	867,375
Avon Products, Inc.	16,600	597,932
BioMarin Pharmaceutical, Inc. *	1,700	49,266
Cardinal Health, Inc.	30,600	1,578,348
Coca-Cola Enterprises, Inc.	12,400	214,520
Colgate-Palmolive Company	50,200	3,468,820
Coventry Health Care, Inc. *	52,800	1,606,176
DENTSPLY International, Inc.	3,400	125,120
Estee Lauder Companies, Inc., Class A	12,100	562,045
Express Scripts, Inc. *	86,400	5,419,008
Forest Laboratories, Inc. *	42,600	1,479,924
Genzyme Corp. *	3,600	259,272
Gilead Sciences, Inc. *	58,600	3,102,870
Invitrogen Corp. *	6,200	243,412
ITT Educational Services, Inc. *	13,500	1,115,505
Johnson & Johnson	411,800	26,495,212
Kellogg Company	7,200	345,744
Kimberly-Clark Corp.	35,400	2,116,212
King Pharmaceuticals, Inc. *	7,600	79,572
Kraft Foods, Inc., Class A	29,559	840,954
McKesson Corp.	63,400	3,544,694
Medco Health Solutions, Inc. *	43,100	2,034,320
Medtronic, Inc.	67,200	3,477,600
Merck & Company, Inc.	386,600	14,570,954
Patterson Companies, Inc. *	5,500	161,645
Pepsi Bottling Group, Inc.	2,000	55,840
PepsiAmericas, Inc.	2,600	51,428
PepsiCo, Inc.	269,800	17,156,582
Perrigo Company	1,800	57,186
Pfizer, Inc.	1,257,500	21,968,525
Philip Morris International, Inc.	102,500	5,062,475
Procter & Gamble Company	217,400	13,220,094
Quest Diagnostics, Inc.	7,600	368,372
Schering-Plough Corp.	3,200	63,008
Stryker Corp.	49,500	3,112,560
SUPERVALU, Inc.	6,533	201,804
The Coca-Cola Company	391,300	20,339,774

The accompanying notes are an integral part of the financial statements.

172

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

U.S. Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
UnitedHealth Group, Inc.	551,825	$14,485,406
UST, Inc.	13,700	748,157
WellPoint, Inc. *	91,200	4,346,592
William Wrigley, Jr. Company	11,300	878,914
Wyeth	51,100	2,450,756
Zimmer Holdings, Inc. *	98,300	6,689,315
		201,177,872

Diversified - 0.15%
Leucadia National Corp.	19,400	910,636

Energy - 20.73%
Anadarko Petroleum Corp.	35,800	2,679,272
Apache Corp.	37,700	5,240,300
Baker Hughes, Inc.	5,900	515,306
Cameron International Corp. *	17,000	940,950
Chesapeake Energy Corp.	14,200	936,632
Chevron Corp.	285,100	28,261,963
ConocoPhillips	110,170	10,398,946
Denbury Resources, Inc. *	11,800	430,700
Devon Energy Corp.	33,300	4,001,328
Diamond Offshore Drilling, Inc.	7,400	1,029,636
EOG Resources, Inc.	8,300	1,088,960
Exxon Mobil Corp.	438,200	38,618,566
Halliburton Company	19,900	1,056,093
Hess Corp.	16,400	2,069,516
Murphy Oil Corp.	16,300	1,598,215
Noble Corp.	10,600	688,576
Occidental Petroleum Corp.	118,300	10,630,438
Quicksilver Resources, Inc. *	1,700	65,688
Schlumberger, Ltd.	58,200	6,252,426
Smith International, Inc.	11,500	956,110
Southwestern Energy Company *	6,800	323,748
Sunoco, Inc.	8,100	329,589
Transocean, Inc. *	22,984	3,502,532
Valero Energy Corp.	50,600	2,083,708
Weatherford International, Ltd. *	34,800	1,725,732
XTO Energy, Inc.	7,800	534,378
		125,959,308

Financial - 5.76%
ACE, Ltd.	19,600	1,079,764
Aetna, Inc.	5,300	214,809
AFLAC, Inc.	42,800	2,687,840
Allstate Corp.	103,300	4,709,447
American International Group, Inc.	123,700	3,273,102
Aon Corp.	14,000	643,160
Assurant, Inc.	2,200	145,112
Bank of America Corp.	205,802	4,912,494
BB&T Corp. (a)	25,200	573,804
Blackrock, Inc.	3,700	654,900
Charles Schwab Corp.	8,300	170,482
Chubb Corp.	53,000	2,597,530
Citigroup, Inc.	325,800	5,460,408
Comerica, Inc.	9,500	243,485
Federal Home Loan Mortgage Corp.	21,700	355,880
Fifth Third Bancorp	2,900	29,522
First American Corp.	5,800	153,120

U.S. Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Hartford Financial Services Group, Inc.	11,500	$742,555
Hudson City Bancorp, Inc.	20,400	340,272
Janus Capital Group, Inc.	2,200	58,234
Old Republic International Corp.	4,300	50,912
Progressive Corp.	38,600	722,592
SLM Corp. *	2,900	56,115
State Street Corp.	4,400	281,556
The Travelers Companies, Inc.	64,700	2,807,980
Torchmark Corp.	7,900	463,335
U.S. Bancorp	33,000	920,370
UnionBanCal Corp.	2,900	117,218
Unum Group	10,300	210,635
W.R. Berkley Corp.	10,250	247,640
Wachovia Corp.	4,900	76,097
		35,000,370

Industrial - 5.70%
3M Company	88,000	6,123,920
Avnet, Inc. *	7,900	215,512
Caterpillar, Inc.	13,100	967,042
Danaher Corp.	39,200	3,030,160
Deere & Company	48,600	3,505,518
Emerson Electric Company	15,400	761,530
Energizer Holdings, Inc. *	12,000	877,080
FLIR Systems, Inc. *	6,300	255,591
Flowserve Corp.	4,100	560,470
Fluor Corp.	9,900	1,842,192
FMC Technologies, Inc. *	10,000	769,300
General Dynamics Corp.	39,500	3,325,900
Goodrich Corp.	7,000	332,220
Honeywell International, Inc.	11,700	588,276
Ingersoll-Rand Company, Ltd., Class A	9,674	362,098
Jacobs Engineering Group, Inc. *	13,200	1,065,240
Martin Marietta Materials, Inc. (a)	1,900	196,821
Masco Corp.	9,500	149,435
Northrop Grumman Corp.	1,700	113,730
Owens-Illinois, Inc. *	13,900	579,491
Parker-Hannifin Corp.	18,300	1,305,156
Precision Castparts Corp.	4,500	433,665
SPX Corp.	2,100	276,633
Textron, Inc.	18,700	896,291
Tyco International, Ltd.	18,500	740,740
United Parcel Service, Inc., Class B	21,900	1,346,193
United Technologies Corp.	63,400	3,911,780
Waters Corp. *	1,800	116,100
		34,648,084

Technology - 10.32%
Affiliated Computer Services, Inc., Class A *	17,500	936,075
Apple, Inc. *	49,200	8,238,048
Autodesk, Inc. *	2,300	77,763
Citrix Systems, Inc. *	16,500	485,265
Cypress Semiconductor Corp. *	3,100	76,725
Dell, Inc. *	146,400	3,203,232
EMC Corp. *	91,800	1,348,542
Fiserv, Inc. *	33,400	1,515,358
Hewlett-Packard Company	20,700	915,147

The accompanying notes are an integral part of the financial statements.

173

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

U.S. Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology (continued)
Intel Corp.	159,400	$3,423,912
International Business Machines Corp.	33,200	3,935,196
Intuit, Inc. *	2,200	60,654
L-3 Communications Holdings, Inc.	19,300	1,753,791
Microsoft Corp.	930,700	25,603,557
Oracle Corp. *	441,400	9,269,400
Raytheon Company	5,800	326,424
SEI Investments Company	5,200	122,304
Texas Instruments, Inc.	9,300	261,888
Total Systems Services, Inc.	9,600	213,312
Trimble Navigation, Ltd. *	1,600	57,120
Western Digital Corp. *	25,100	866,703
		62,690,416

Utilities - 0.15%
PPL Corp.	4,300	224,761
Public Service Enterprise Group, Inc.	7,900	362,847
Reliant Energy, Inc. *	14,200	302,034
		889,642
TOTAL COMMON STOCKS (Cost $645,996,016)		$588,079,342

SHORT TERM INVESTMENTS - 0.21%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$1,291,824	$1,291,824
TOTAL SHORT TERM INVESTMENTS (Cost $1,291,824)		$1,291,824

REPURCHASE AGREEMENTS - 2.00%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $12,152,608 on 07/01/2008, collateralized by $11,850,000 Federal National Mortgage Association, 5.125% due 07/13/2009 (valued at $12,398,063, including interest)
	$12,152,000	$12,152,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,152,000)		$12,152,000
Total Investments (U.S. Core Trust) (Cost $659,439,840) - 98.99%		$601,523,166
Other Assets in Excess of Liabilities - 1.01%		6,150,761
TOTAL NET ASSETS - 100.00%		$607,673,927

U.S. Large Cap Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.53%

Basic Materials - 5.54%
Allegheny Technologies, Inc.	123,100	$7,297,368
Barrick Gold Corp. (a)	231,300	10,524,150
Cleveland-Cliffs, Inc.	32,800	3,909,432

U.S. Large Cap Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Basic Materials (continued)
Freeport-McMoRan Copper & Gold, Inc., Class B	27,800	$3,257,882
Monsanto Company	39,000	4,931,160
Nucor Corp.	33,600	2,508,912
Potash Corp. of Saskatchewan, Inc.	56,100	12,822,777
		45,251,681

Communications - 13.41%
American Tower Corp., Class A *	107,000	4,520,750
AT&T, Inc.	295,500	9,955,395
CBS Corp., Class B	193,100	3,763,519
Ciena Corp. *	37,500	868,875
Cisco Systems, Inc. *	485,700	11,297,382
Comcast Corp., Class A	111,900	2,122,743
Corning, Inc.	62,900	1,449,845
eBay, Inc. *	154,000	4,208,820
Gannett Company, Inc.	165,400	3,584,218
Google, Inc., Class A *	46,806	24,639,615
Level 3 Communications, Inc. * (a)	986,100	2,908,995
Monster Worldwide, Inc. *	89,900	1,852,839
Omnicom Group, Inc.	39,400	1,768,272
Polycom, Inc. *	98,400	2,397,024
QUALCOMM, Inc.	225,300	9,996,561
Time Warner Cable, Inc. * (a)	112,800	2,986,944
Time Warner, Inc.	138,700	2,052,760
TW Telecom, Inc. * (a)	319,600	5,123,188
Verizon Communications, Inc.	74,700	2,644,380
Viacom, Inc., Class B *	56,850	1,736,199
Walt Disney Company	188,200	5,871,840
Yahoo!, Inc. *	189,900	3,923,334
		109,673,498

Consumer, Cyclical - 8.78%
Best Buy Company, Inc.	261,400	10,351,440
Carnival Corp.	57,000	1,878,720
Coach, Inc. *	38,900	1,123,432
Costco Wholesale Corp.	21,400	1,500,996
Ford Motor Company * (a)	547,300	2,632,513
General Motors Corp.	95,700	1,100,550
Hanesbrands, Inc. *	145,149	3,939,344
Home Depot, Inc.	126,500	2,962,630
Honda Motor Company, Ltd., ADR	99,100	3,372,373
Johnson Controls, Inc.	96,100	2,756,148
Las Vegas Sands Corp. *	57,000	2,704,080
Lowe’s Companies, Inc.	158,400	3,286,800
Nordstrom, Inc.	187,600	5,684,280
Phillips-Van Heusen Corp.	46,900	1,717,478
Southwest Airlines Company	349,500	4,557,480
Target Corp.	344,700	16,025,103
Urban Outfitters, Inc. *	109,200	3,405,948
Walgreen Company	52,500	1,706,775
Wynn Resorts, Ltd. * (a)	13,000	1,057,550
		71,763,640

Consumer, Non-cyclical - 21.78%
Abbott Laboratories	102,600	5,434,722
Allergan, Inc.	116,200	6,048,210
Altria Group, Inc.	161,600	3,322,496

The accompanying notes are an integral part of the financial statements.

174

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

U.S. Large Cap Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Anheuser-Busch Companies, Inc.	33,600	$2,087,232
AstraZeneca PLC, SADR	256,300	10,900,439
Baxter International, Inc.	242,700	15,518,238
Bristol-Myers Squibb Company	141,800	2,911,154
Campbell Soup Company	73,000	2,442,580
Celgene Corp. *	29,518	1,885,315
DaVita, Inc. *	61,650	3,275,464
Estee Lauder Companies, Inc., Class A	46,300	2,150,635
Forest Laboratories, Inc. *	238,400	8,282,016
Genentech, Inc. *	278,400	21,130,560
General Mills, Inc.	25,900	1,573,943
Gilead Sciences, Inc. *	38,700	2,049,165
Health Net, Inc. *	26,700	642,402
ImClone Systems, Inc. *	164,600	6,659,716
Jarden Corp. *	50,000	912,000
Kraft Foods, Inc., Class A	333,804	9,496,724
Medtronic, Inc.	130,500	6,753,375
Paychex, Inc.	150,000	4,692,000
PepsiCo, Inc.	184,000	11,700,560
Pfizer, Inc.	260,500	4,550,935
Philip Morris International, Inc.	155,300	7,670,267
Sanofi-Aventis, ADR	103,300	3,432,659
Sara Lee Corp.	418,000	5,120,500
Schering-Plough Corp.	51,700	1,017,973
Sepracor, Inc. *	140,500	2,798,760
Teva Pharmaceutical Industries, Ltd., SADR	75,100	3,439,580
The Coca-Cola Company	73,300	3,810,134
Unilever NV	120,500	3,422,200
UnitedHealth Group, Inc.	305,000	8,006,250
Visa, Inc. *	26,000	2,114,060
Wyeth	59,400	2,848,824
		178,101,088

Energy - 9.12%
Anadarko Petroleum Corp.	43,000	3,218,120
Baker Hughes, Inc.	47,500	4,148,650
BJ Services Company	192,100	6,135,674
Chevron Corp.	63,248	6,269,774
ConocoPhillips	84,100	7,938,199
EOG Resources, Inc.	21,800	2,860,160
Exxon Mobil Corp.	64,300	5,666,759
Marathon Oil Corp.	183,700	9,528,519
Royal Dutch Shell PLC, ADR, Class B	26,342	2,110,258
Royal Dutch Shell PLC, ADR	51,500	4,208,065
Schlumberger, Ltd.	107,000	11,495,010
Weatherford International, Ltd. *	221,600	10,989,144
		74,568,332

Financial - 14.47%
Aetna, Inc.	43,000	1,742,790
AFLAC, Inc.	47,900	3,008,120
Ambac Financial Group, Inc. (a)	224,300	300,562
American Capital Strategies, Ltd. (a)	79,300	1,884,961
American International Group, Inc.	312,287	8,263,114
Astoria Financial Corp.	67,500	1,355,400
Berkshire Hathaway, Inc., Class A *	24	2,898,000
Capital One Financial Corp.	40,400	1,535,604

U.S. Large Cap Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Douglas Emmett, Inc., REIT	22,200	$487,734
Federal Home Loan Mortgage Corp.	348,600	5,717,040
Federal National Mortgage Association	342,700	6,686,077
Fifth Third Bancorp (a)	79,800	812,364
Goldman Sachs Group, Inc.	102,500	17,927,250
Host Hotels & Resorts, Inc., REIT	6,900	94,185
Hudson City Bancorp, Inc.	369,700	6,166,596
JP Morgan Chase & Company	562,392	19,295,669
Lehman Brothers Holdings, Inc.	256,600	5,083,246
Marsh & McLennan Companies, Inc.	71,800	1,906,290
MBIA, Inc. (a)	181,200	795,468
Progressive Corp.	153,200	2,867,904
SLM Corp. *	144,222	2,790,696
SunTrust Banks, Inc.	59,100	2,140,602
Wachovia Corp.	425,000	6,600,250
Washington Mutual, Inc. (a)	536,000	2,642,480
Wells Fargo & Company	504,500	11,981,875
XL Capital, Ltd., Class A	160,900	3,308,104
		118,292,381

Funds - 0.72%
SPDR Trust Series 1	46,200	5,912,676

Industrial - 10.36%
Boeing Company	20,700	1,360,404
Cooper Industries, Ltd., Class A	42,300	1,670,850
Danaher Corp.	43,700	3,378,010
Emerson Electric Company	66,800	3,303,260
Energizer Holdings, Inc. *	44,100	3,223,269
FedEx Corp.	52,800	4,160,112
Flextronics International, Ltd. *	246,500	2,317,100
Fluor Corp.	49,400	9,192,352
General Electric Company	402,100	10,732,049
Illinois Tool Works, Inc.	128,200	6,090,782
Jabil Circuit, Inc.	338,300	5,551,503
KLA-Tencor Corp.	228,800	9,314,448
Leggett & Platt, Inc.	60,500	1,014,585
Tyco International, Ltd.	37,000	1,481,480
United Parcel Service, Inc., Class B	235,900	14,500,773
United Technologies Corp.	101,100	6,237,870
Vulcan Materials Company (a)	18,900	1,129,842
		84,658,689

Technology - 10.92%
Adobe Systems, Inc. *	103,400	4,072,926
Affiliated Computer Services, Inc., Class A *	43,500	2,326,815
Agilent Technologies, Inc. *	121,900	4,332,326
Altera Corp.	111,200	2,301,840
Apple, Inc. *	37,200	6,228,768
Applied Materials, Inc.	647,100	12,353,139
Brocade Communications Systems, Inc. *	664,400	5,474,656
Cerner Corp. * (a)	85,100	3,844,818
Cognizant Technology Solutions Corp., Class A *	44,400	1,443,444
Dell, Inc. *	244,300	5,345,284
Intel Corp.	276,900	5,947,812
International Business Machines Corp.	22,000	2,607,660
Lam Research Corp. *	47,400	1,713,510

The accompanying notes are an integral part of the financial statements.

175

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

U.S. Large Cap Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology (continued)
Microchip Technology, Inc.	46,700	$1,426,218
Micron Technology, Inc. *	496,700	2,980,200
Microsoft Corp.	369,891	10,175,701
NetApp, Inc. *	56,000	1,212,960
Oracle Corp. *	144,900	3,042,900
SanDisk Corp. *	354,600	6,631,020
Seagate Technology	113,400	2,169,342
Sun Microsystems, Inc. *	155,600	1,692,928
VeriFone Holdings, Inc. * (a)	163,200	1,950,240
		89,274,507

Utilities - 1.43%
AES Corp. *	93,000	1,786,530
American Water Works Company, Inc. * (a)	112,800	2,501,904
CMS Energy Corp.	109,800	1,636,020
Edison International	72,600	3,730,188
Pinnacle West Capital Corp.	66,500	2,046,205
		11,700,847
TOTAL COMMON STOCKS (Cost $887,396,046)		$789,197,339

PREFERRED STOCKS - 0.50%

Consumer, Non-cyclical - 0.20%
Schering-Plough Corp., 6.00%	8,600	1,638,902

Financial - 0.30%
Fifth Third Bancorp, Series G, 8.50%	8,500	909,500
SLM Corp., Series C, 7.25%	550	547,992
Washington Mutual, Inc., Series R, 7.75%	1,620	950,940
		2,408,432
TOTAL PREFERRED STOCKS (Cost $5,136,516)		$4,047,334

CONVERTIBLE BONDS - 0.20%

Consumer, Cyclical - 0.20%
Ford Motor Company 4.25% due 12/15/2036	2,282,000	1,627,826
TOTAL CONVERTIBLE BONDS (Cost $2,296,183)		$1,627,826

SHORT TERM INVESTMENTS - 4.44%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$36,274,168	$36,274,168
TOTAL SHORT TERM INVESTMENTS (Cost $36,274,168)		$36,274,168

U.S. Large Cap Trust (continued)
Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 3.06%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $25,045,252 on 07/01/2008, collateralized by $25,265,000 Federal National Mortgage Association, 3.375% due 03/05/2010 (valued at $25,549,231, including interest)
$25,044,000	$25,044,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,044,000)	$25,044,000
Total Investments (U.S. Large Cap Trust) (Cost $956,146,913) - 104.73%	$856,190,667
Liabilities in Excess of Other Assets - (4.73)%	(38,643,678)
TOTAL NET ASSETS - 100.00%	$817,546,989

U.S. Multi Sector Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.69%

Basic Materials - 2.49%
Air Products & Chemicals, Inc.	6,600	$652,476
Alcoa, Inc.	9,400	334,828
Biogen Idec, Inc. *	18,500	1,033,965
Celanese Corp., Series A	6,000	273,960
Dow Chemical Company	10,600	370,046
Eli Lilly & Company	263,000	12,140,080
Lubrizol Corp.	200	9,266
Monsanto Company	50,100	6,334,644
Nucor Corp.	4,200	313,614
Praxair, Inc.	11,400	1,074,336
Reliance Steel & Aluminum Company	3,900	300,651
Sherwin-Williams Company	2,100	96,453
Sigma-Aldrich Corp.	1,700	91,562
Southern Copper Corp.	2,600	277,238
		23,303,119

Communications - 8.87%
Amazon.com, Inc. *	21,200	1,554,596
AT&T, Inc.	211,405	7,122,234
CenturyTel, Inc.	4,600	163,714
Cisco Systems, Inc. *	773,600	17,993,936
Corning, Inc.	14,300	329,615
Discovery Holding Company *	8,200	180,072
eBay, Inc. *	374,500	10,235,085
Expedia, Inc. *	16,300	299,594
Gannett Company, Inc.	21,400	463,738
Google, Inc., Class A *	19,800	10,423,116
Juniper Networks, Inc. *	14,300	317,174
Priceline.com, Inc. * (a)	900	103,914
QUALCOMM, Inc.	461,200	20,463,444
VeriSign, Inc. *	9,200	347,760
Verizon Communications, Inc.	363,900	12,882,060
		82,880,052

The accompanying notes are an integral part of the financial statements.

176

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical - 10.94%
Abercrombie & Fitch Company, Class A	9,900	$620,532
American Eagle Outfitters, Inc.	10,100	137,663
AutoNation, Inc. *	6,700	67,134
AutoZone, Inc. *	4,700	568,747
Bed Bath & Beyond, Inc. *	26,200	736,220
Best Buy Company, Inc.	7,000	277,200
Carnival Corp.	6,300	207,648
Centex Corp.	6,200	82,894
Coach, Inc. *	21,600	623,808
Costco Wholesale Corp.	12,600	883,764
CVS Caremark Corp.	14,400	569,808
D.R. Horton, Inc.	7,500	81,375
Dollar Tree, Inc. *	9,000	294,210
Family Dollar Stores, Inc.	13,900	277,166
Fastenal Company	5,200	224,432
Ford Motor Company * (a)	107,728	518,171
GameStop Corp., Class A *	5,300	214,120
General Motors Corp.	13,400	154,100
Harley-Davidson, Inc.	17,500	634,550
Home Depot, Inc.	681,000	15,949,020
J.C. Penney Company, Inc.	2,700	97,983
Johnson Controls, Inc.	22,400	642,432
Kohl’s Corp. *	21,800	872,872
Lennar Corp., Class A	6,100	75,274
Liz Claiborne, Inc.	24,200	342,430
Lowe’s Companies, Inc.	258,700	5,368,025
McDonald’s Corp.	41,500	2,333,130
NIKE, Inc., Class B	25,900	1,543,899
PACCAR, Inc.	18,225	762,352
Sears Holdings Corp. * (a)	1,200	88,392
Staples, Inc.	28,700	681,625
Starbucks Corp. *	7,200	113,328
Target Corp.	62,500	2,905,625
The Gap, Inc.	11,600	193,372
The TJX Companies, Inc.	6,300	198,261
Tiffany & Company	6,800	277,100
VF Corp.	6,600	469,788
Walgreen Company	177,400	5,767,274
Wal-Mart Stores, Inc.	992,300	55,767,260
Wynn Resorts, Ltd. *	1,500	122,025
Yum! Brands, Inc.	12,700	445,643
		102,190,652

Consumer, Non-cyclical - 38.29%
Abbott Laboratories	180,100	9,539,897
Altria Group, Inc.	440,700	9,060,792
AmerisourceBergen Corp.	8,200	327,918
Amgen, Inc. *	106,600	5,027,256
Amylin Pharmaceuticals, Inc. * (a)	4,200	106,638
Anheuser-Busch Companies, Inc.	77,300	4,801,876
Apollo Group, Inc., Class A *	57,400	2,540,524
Archer-Daniels-Midland Company	16,200	546,750
Avon Products, Inc.	41,800	1,505,636
Baxter International, Inc.	4,600	294,124
Bristol-Myers Squibb Company	28,000	574,840
Campbell Soup Company	6,300	210,798
Cardinal Health, Inc.	18,100	933,598

U.S. Multi Sector Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Clorox Company	10,500	$548,100
Colgate-Palmolive Company	83,100	5,742,210
Covance, Inc. *	1,200	103,224
Coventry Health Care, Inc. *	72,700	2,211,534
Estee Lauder Companies, Inc., Class A	27,200	1,263,440
Express Scripts, Inc. *	93,200	5,845,504
Forest Laboratories, Inc. *	39,000	1,354,860
Genentech, Inc. *	3,000	227,700
General Mills, Inc.	16,600	1,008,782
Genzyme Corp. *	1,700	122,434
Gilead Sciences, Inc. *	42,800	2,266,260
H.J. Heinz Company	7,400	354,090
Hansen Natural Corp. * (a)	3,400	97,988
Hershey Company	3,900	127,842
Intuitive Surgical, Inc. *	2,800	754,320
Invitrogen Corp. *	3,600	141,336
ITT Educational Services, Inc. *	18,600	1,536,918
Johnson & Johnson	794,800	51,137,432
Kellogg Company	23,700	1,138,074
Kimberly-Clark Corp.	81,000	4,842,180
Kraft Foods, Inc., Class A	80,576	2,292,387
Manpower, Inc.	2,700	157,248
McKesson Corp.	57,500	3,214,825
Medco Health Solutions, Inc. *	34,100	1,609,520
Medtronic, Inc.	152,000	7,866,000
Merck & Company, Inc.	411,200	15,498,128
Moody’s Corp.	3,100	106,764
PepsiCo, Inc.	549,600	34,949,064
Pfizer, Inc.	2,513,800	43,916,086
Philip Morris International, Inc.	130,900	6,465,151
Procter & Gamble Company	406,800	24,737,508
Quest Diagnostics, Inc.	4,000	193,880
Schering-Plough Corp.	16,700	328,823
Stryker Corp.	67,100	4,219,248
SUPERVALU, Inc.	13,179	407,100
The Coca-Cola Company	880,600	45,773,588
The Kroger Company	13,000	375,310
Tyson Foods, Inc., Class A	14,700	219,618
UnitedHealth Group, Inc.	949,200	24,916,500
UST, Inc.	28,500	1,556,385
WellPoint, Inc. *	104,200	4,966,172
William Wrigley, Jr. Company	21,100	1,641,158
Wyeth	134,200	6,436,232
Zimmer Holdings, Inc. *	142,700	9,710,735
		357,852,305

Diversified - 0.05%
Leucadia National Corp.	9,300	436,542

Energy - 16.18%
Anadarko Petroleum Corp.	25,700	1,923,388
Apache Corp.	27,600	3,836,400
Baker Hughes, Inc.	4,300	375,562
Cameron International Corp. *	11,300	625,455
Chesapeake Energy Corp.	9,000	593,640
Chevron Corp.	484,800	48,058,224
ConocoPhillips	87,200	8,230,808

The accompanying notes are an integral part of the financial statements.

177

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Energy (continued)
Denbury Resources, Inc. *	4,800	$175,200
Devon Energy Corp.	14,700	1,766,352
Diamond Offshore Drilling, Inc.	5,500	765,270
EOG Resources, Inc.	5,500	721,600
Exxon Mobil Corp.	674,400	59,434,872
Frontier Oil Corp.	5,500	131,505
Halliburton Company	16,600	880,962
Helix Energy Solutions Group, Inc. *	3,500	145,740
Hess Corp.	12,600	1,589,994
Marathon Oil Corp.	7,100	368,277
Murphy Oil Corp.	8,300	813,815
Noble Corp.	7,200	467,712
Noble Energy, Inc.	1,000	100,560
Occidental Petroleum Corp.	81,800	7,350,548
Oceaneering International, Inc. *	1,900	146,395
Rowan Companies, Inc.	3,900	182,325
Schlumberger, Ltd.	49,200	5,285,556
Smith International, Inc.	11,500	956,110
Southwestern Energy Company *	2,200	104,742
Sunoco, Inc.	6,000	244,140
Transocean, Inc. *	18,800	2,864,932
Valero Energy Corp.	39,300	1,618,374
Weatherford International, Ltd. *	23,700	1,175,283
XTO Energy, Inc.	4,125	282,604
		151,216,345

Financial - 3.47%
ACE, Ltd.	11,500	633,535
Aetna, Inc.	9,600	389,088
AFLAC, Inc.	30,000	1,884,000
Allstate Corp.	96,900	4,417,671
American International Group, Inc.	97,500	2,579,850
Aon Corp.	9,700	445,618
Bank of America Corp.	130,600	3,117,422
BB&T Corp. (a)	16,200	368,874
Blackrock, Inc.	1,800	318,600
Brown & Brown, Inc.	24,200	420,838
Charles Schwab Corp.	13,300	273,182
Chubb Corp.	57,600	2,822,976
Citigroup, Inc.	261,800	4,387,768
CNA Financial Corp.	3,800	95,570
Comerica, Inc.	8,400	215,292
Federal Home Loan Mortgage Corp.	4,500	73,800
Federal National Mortgage Association	69,900	1,363,749
Fifth Third Bancorp	5,300	53,954
First American Corp.	7,900	208,560
Goldman Sachs Group, Inc.	1,300	227,370
Hartford Financial Services Group, Inc.	8,500	548,845
Hudson City Bancorp, Inc.	6,100	101,748
Janus Capital Group, Inc.	14,900	394,403
KeyCorp	4,700	51,606
Markel Corp. *	800	293,600
MBIA, Inc.	10,200	44,778
Merrill Lynch & Company, Inc.	3,500	110,985
MetLife, Inc.	4,400	232,188
MGIC Investment Corp.	10,400	63,544
Morgan Stanley	2,400	86,568

U.S. Multi Sector Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
National City Corp. (a)	25,900	$123,543
Old Republic International Corp.	15,325	181,448
Progressive Corp.	38,600	722,592
SAFECO Corp.	7,000	470,120
State Street Corp.	1,600	102,384
SunTrust Banks, Inc.	2,000	72,440
T. Rowe Price Group, Inc.	4,600	259,762
The Travelers Companies, Inc.	45,200	1,961,680
Torchmark Corp.	9,500	557,175
Transatlantic Holdings, Inc.	8,400	474,348
U.S. Bancorp	28,100	783,709
Unum Group	13,100	267,895
W.R. Berkley Corp.	4,500	108,720
Wachovia Corp.	4,000	62,120
Washington Mutual, Inc.	18,300	90,219
		32,464,137

Industrial - 5.64%
3M Company	207,600	14,446,884
Arrow Electronics, Inc. *	2,400	73,728
Avnet, Inc. *	7,500	204,600
C.H. Robinson Worldwide, Inc.	13,300	729,372
Caterpillar, Inc.	13,400	989,188
CSX Corp.	6,900	433,389
Cummins, Inc.	6,500	425,880
Danaher Corp.	63,800	4,931,740
Deere & Company	36,500	2,632,745
Eaton Corp.	2,000	169,940
Emerson Electric Company	11,100	548,895
Energizer Holdings, Inc. *	17,600	1,286,384
FedEx Corp.	3,600	283,644
FLIR Systems, Inc. *	5,200	210,964
Flowserve Corp.	1,700	232,390
Fluor Corp.	6,800	1,265,344
FMC Technologies, Inc. *	3,600	276,948
General Dynamics Corp.	67,800	5,708,760
Goodrich Corp.	8,000	379,680
Honeywell International, Inc.	13,800	693,864
Illinois Tool Works, Inc.	7,900	375,329
Ingersoll-Rand Company, Ltd., Class A	12,237	458,031
Jacobs Engineering Group, Inc. *	9,500	766,650
Joy Global, Inc.	3,500	265,405
Manitowoc Company, Inc.	3,100	100,843
Martin Marietta Materials, Inc. (a)	2,400	248,616
Masco Corp.	6,400	100,672
Northrop Grumman Corp.	1,900	127,110
Owens-Illinois, Inc. *	10,400	433,576
Parker-Hannifin Corp.	9,200	656,144
Precision Castparts Corp.	5,100	491,487
SPX Corp.	1,000	131,730
Textron, Inc.	10,600	508,058
Tyco International, Ltd.	10,375	415,415
Union Pacific Corp.	6,600	498,300
United Parcel Service, Inc., Class B	60,300	3,706,641
United Technologies Corp.	121,900	7,521,230
		52,729,576

The accompanying notes are an integral part of the financial statements.

178

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology - 10.59%
Affiliated Computer Services, Inc., Class A *	5,300	$283,497
Analog Devices, Inc.	5,800	184,266
Apple, Inc. *	40,600	6,798,064
Autodesk, Inc. *	3,000	101,430
Citrix Systems, Inc. *	30,200	888,182
Cognizant Technology Solutions Corp., Class A *	5,500	178,805
Cypress Semiconductor Corp. *	10,000	247,500
Dell, Inc. *	195,000	4,266,600
EMC Corp. *	81,800	1,201,642
Fiserv, Inc. *	42,100	1,910,077
Hewlett-Packard Company	24,800	1,096,408
Intel Corp.	130,800	2,809,584
International Business Machines Corp.	85,100	10,086,903
Intuit, Inc. *	6,600	181,962
L-3 Communications Holdings, Inc.	26,700	2,426,229
Lexmark International, Inc. *	9,600	320,928
MasterCard, Inc., Class A	1,500	398,280
Microsoft Corp.	1,720,200	47,322,702
Oracle Corp. *	784,000	16,464,000
Raytheon Company	3,300	185,724
Salesforce.com, Inc. *	4,100	279,743
SEI Investments Company	14,400	338,688
Texas Instruments, Inc.	15,300	430,848
Total Systems Services, Inc.	6,800	151,096
Western Digital Corp. *	11,200	386,736
		98,939,894

Utilities - 0.17%
NRG Energy, Inc. *	8,800	377,520
PPL Corp.	4,100	214,307
Public Service Enterprise Group, Inc.	11,700	537,381
Reliant Energy, Inc. *	19,000	404,130
		1,533,338
TOTAL COMMON STOCKS (Cost $983,423,445)		$903,545,960

SHORT TERM INVESTMENTS - 0.14%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$1,319,179	$1,319,179
TOTAL SHORT TERM INVESTMENTS (Cost $1,319,179)		$1,319,179

U.S. Multi Sector Trust (continued)
Shares or Principal Amount	Value
REPURCHASE AGREEMENTS - 3.02%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $28,263,413 on 07/01/2008, collateralized by $28,685,000 Federal Home Loan Mortgage Corp., 4.125% due 06/23/2010 (valued at $28,828,425, including interest)
$28,262,000	$28,262,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,262,000)	$28,262,000
Total Investments (U.S. Multi Sector Trust) (Cost $1,013,004,624) - 99.85%	$933,127,139
Other Assets in Excess of Liabilities - 0.15%	1,401,175
TOTAL NET ASSETS - 100.00%	$934,528,314

Utilities Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 94.00%

Communications - 29.73%
America Movil SA de CV, Series L, ADR	93,080	$4,909,970
AT&T, Inc.	185,510	6,249,832
Bharti Telecom, Ltd. *	39,250	656,827
Cellcom Israel, Ltd.	106,030	3,627,286
Comcast Corp., Special Class A	100,715	1,889,413
Deutsche Telekom AG	37,900	620,586
DIRECTV Group, Inc. *	57,200	1,482,052
Embarq Corp.	100,940	4,771,434
Grupo Televisa SA, SADR	93,420	2,206,580
Hutchison Telecommunications International, Ltd. *	1,231,000	1,746,111
Iliad SA	8,502	826,451
Koninklijke (Royal) KPN NV	177,990	3,054,578
Megacable Holdings SAB de CV *	353,900	1,029,124
Mobile Telesystems, SADR	32,810	2,513,574
MTN Group, Ltd.	90,060	1,431,989
NII Holdings, Inc. *	97,070	4,609,854
Philippine Long Distance Telephone
Company, SADR (a)	21,360	1,141,051
Philippine Long Distance Telephone Company	17,960	958,107
Qwest Communications International, Inc. (a)	463,360	1,821,005
Rogers Communications, Inc., Class B	148,750	5,770,864
Telecom Argentina SA, ADR, B Shares *	100,540	1,432,695
Telefonica SA	211,370	5,617,524
Telenor ASA	139,050	2,615,446
Telkom SA, Ltd.	52,400	946,948
Telus Corp. - Non Voting Shares	61,750	2,512,511
Tim Participacoes SA * (a)	57,370	1,631,029
Time Warner Cable, Inc. * (a)	178,300	4,721,384
Verizon Communications, Inc.	110,810	3,922,674
Vodafone Group PLC	1,565,360	4,650,439
Windstream Corp.	95,488	1,178,322
		80,545,660

The accompanying notes are an integral part of the financial statements.

179

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Utilities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Energy - 17.60%
Baker Hughes, Inc.	6,400	$558,976
Chesapeake Energy Corp.	2,300	151,708
Chevron Corp.	15,000	1,486,950
EDP Renovaveis SA *	57,881	669,811
El Paso Corp.	324,580	7,056,369
Equitable Resources, Inc.	123,760	8,546,865
Halliburton Company	72,400	3,842,268
Marathon Oil Corp.	21,160	1,097,569
National Oilwell Varco, Inc. *	6,400	567,808
Noble Corp.	16,410	1,065,994
OAO Gazprom, SADR	45,040	2,612,320
Peabody Energy Corp.	7,660	674,463
Questar Corp.	64,550	4,585,632
Schlumberger, Ltd.	12,800	1,375,104
Spectra Energy Corp.	115,900	3,330,966
Talisman Energy, Inc.	70,730	1,566,229
Total SA	11,370	970,262
Williams Companies, Inc.	152,651	6,153,362
XTO Energy, Inc.	19,800	1,356,498
		47,669,154

Industrial - 0.47%
Acciona SA	5,360	1,273,032

Utilities - 46.20%
AES Corp. *	251,050	4,822,671
AES Tiete SA	216,736	2,284,847
AGL Resources, Inc.	14,590	504,522
Allegheny Energy, Inc.	82,530	4,135,578
American Electric Power Company, Inc.	126,040	5,070,589
CEZ AS	47,780	4,236,165
CMS Energy Corp.	323,000	4,812,700
Constellation Energy Group, Inc.	48,071	3,946,629
Dominion Resources, Inc.	65,140	3,093,499
DPL, Inc.	119,230	3,145,287
DTE Energy Company	48,260	2,048,154
Dynegy, Inc., Class A *	355,700	3,041,235
E.ON AG	36,340	7,332,173
Edison International	106,030	5,447,821
Electricidade de Portugal SA	45,600	238,000
Electricite de France	16,700	1,586,540
Enagas	62,691	1,776,671
Energen Corp.	21,500	1,677,645
Enersis SA, SADR (a)	42,840	667,447
FirstEnergy Corp.	26,930	2,217,147
Fortum Corp. Oyj	9,500	482,522
FPL Group, Inc.	43,000	2,819,940
Iberdrola Renovables *	101,600	787,024
Iberdrola SA	55,818	747,882
International Power PLC	458,030	3,941,252
MDU Resources Group, Inc.	95,010	3,312,049
Northeast Utilities	155,570	3,971,702
NRG Energy, Inc. *	245,370	10,526,373
Oesterreichische Elektrizitaets AG, Class A	13,210	1,183,851
Pepco Holdings, Inc.	39,360	1,009,584
PG&E Corp.	90,260	3,582,419
Portland General Electric Company	17,830	401,532

Utilities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Utilities (continued)
PPL Corp.	76,300	$3,988,201
Public Service Enterprise Group, Inc.	111,090	5,102,364
Red Electrica De Espana	37,960	2,471,331
Reliant Energy, Inc. *	185,290	3,941,118
RWE AG	12,800	1,616,873
Scottish & Southern Energy PLC	52,280	1,460,998
Sempra Energy	124,760	7,042,702
Veolia Environnement SA	23,423	1,313,976
Wisconsin Energy Corp.	11,190	506,012
Xcel Energy, Inc.	142,530	2,860,577
		125,155,602
TOTAL COMMON STOCKS (Cost $239,114,209)		$254,643,448

PREFERRED STOCKS - 3.91%

Communications - 0.32%
Net Servicos de Comunicacao SA * (h)	67,522	855,029

Energy - 0.93%
El Paso Corp.	1,460	2,525,362

Utilities - 2.66%
Eletropaulo Metropolitana de Sao Paulo SA (h)	165,000	3,851,475
NRG Energy, Inc.	9,220	3,349,967
		7,201,442
TOTAL PREFERRED STOCKS (Cost $7,289,529)		$10,581,833

CONVERTIBLE BONDS - 0.66%

Energy - 0.66%
Peabody Energy Corp. 4.75% due 12/15/2041	1,076,000	1,790,916
TOTAL CONVERTIBLE BONDS (Cost $1,184,616)		$1,790,916

SHORT TERM INVESTMENTS - 3.90%
American Express Credit Corp 2.50% due 07/01/2008	$2,125,000	$2,125,000
John Hancock Cash Investment Trust, 2.5657% (c)(f)	8,451,743	8,451,743
TOTAL SHORT TERM INVESTMENTS (Cost $10,576,743)		$10,576,743
Total Investments (Utilities Trust) (Cost $258,165,097) - 102.47%		$277,592,940
Liabilities in Excess of Other Assets - (2.47)%		(6,688,666)
TOTAL NET ASSETS - 100.00%		$270,904,274

Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 94.14%

Basic Materials - 7.89%
Domtar Corp. *	1,475,600	$8,042,020
International Flavors & Fragrances, Inc.	150,244	5,868,531

The accompanying notes are an integral part of the financial statements.

180

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Basic Materials (continued)
Valspar Corp.	370,440	$7,005,020
		20,915,571

Communications - 0.63%
Orbitz Worldwide, Inc. *	332,197	1,664,307

Consumer, Cyclical - 12.44%
Harley-Davidson, Inc.	96,299	3,491,802
Macy’s, Inc.	274,900	5,338,558
Newell Rubbermaid, Inc.	381,040	6,397,661
Office Depot, Inc. *	553,190	6,051,899
O’Reilly Automotive, Inc. *	58,200	1,300,770
Owens & Minor, Inc.	32,854	1,501,099
Rite Aid Corp. *	2,964,710	4,713,889
Tata Motors, Ltd., SADR	414,333	4,164,047
		32,959,725

Consumer, Non-cyclical - 16.93%
Apollo Group, Inc., Class A *	88,504	3,917,187
Avery Dennison Corp.	146,400	6,431,352
Beckman Coulter, Inc.	113,830	7,686,940
ConAgra Foods, Inc.	275,920	5,319,738
Estee Lauder Companies, Inc., Class A	208,490	9,684,360
Health Management Associates, Inc., Class A *	539,500	3,512,145
Healthsouth Corp. *	499,744	8,310,743
		44,862,465

Energy - 7.83%
El Paso Corp.	381,670	8,297,506
Hess Corp.	46,680	5,890,549
Newfield Exploration Company *	100,370	6,549,142
		20,737,197

Financial - 18.89%
ACE, Ltd.	139,743	7,698,442
Aspen Insurance Holdings, Ltd.	253,656	6,004,038
Capital One Financial Corp.	109,711	4,170,115
CIT Group, Inc.	421,500	2,870,415
Hudson City Bancorp, Inc.	331,916	5,536,359
Invesco, Ltd.	296,446	7,108,775
Marsh & McLennan Companies, Inc.	386,311	10,256,557
Northern Trust Corp.	93,339	6,400,255
		50,044,956

Industrial - 10.90%
Flextronics International, Ltd. *	759,431	7,138,652
Goodrich Corp.	101,490	4,816,715
Pentair, Inc.	271,260	9,499,525
Zebra Technologies Corp., Class A *	227,500	7,425,600
		28,880,492

Technology - 9.24%
Diebold, Inc.	237,670	8,456,298
Perot Systems Corp., Class A *	557,980	8,375,280
Pitney Bowes, Inc.	223,970	7,637,377
		24,468,955

Utilities - 9.39%
American Electric Power Company, Inc.	134,890	5,426,625
DPL, Inc.	185,170	4,884,784
NRG Energy, Inc. *	156,500	6,713,850

Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Utilities (continued)
Wisconsin Energy Corp.	173,970	$7,866,923
		24,892,182
TOTAL COMMON STOCKS (Cost $279,791,058)		$249,425,850

SHORT TERM INVESTMENTS - 4.00%
Federal Home Loan Bank Discount Notes 2.04% due 07/01/2008 (i)	$10,600,000	$10,600,000
TOTAL SHORT TERM INVESTMENTS (Cost $10,600,000)		$10,600,000
Total Investments (Value Trust) (Cost $290,391,058) - 98.14%		$260,025,850
Other Assets in Excess of Liabilities - 1.86%		4,916,157
TOTAL NET ASSETS - 100.00%		$264,942,007

Value & Restructuring Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 91.92%

Basic Materials - 11.17%
Celanese Corp., Series A	223,766	$10,217,156
Companhia Vale Do Rio Doce, ADR *	160,333	5,743,128
Freeport-McMoRan Copper & Gold, Inc., Class B	80,943	9,485,710
Grupo Mexico SA	2,181,000	4,948,599
Lanxess AG	108,099	4,438,727
PPG Industries, Inc.	100,321	5,755,416
Schnitzer Steel Industries, Inc.	98,984	11,343,566
Smurfit-Stone Container Corp. *	289,379	1,177,773
Southern Copper Corp. (a)	96,878	10,330,101
		63,440,176

Communications - 8.62%
America Movil SA de CV, Series L, ADR	276,392	14,579,678
CBS Corp., Class B	158,921	3,097,370
CommScope, Inc. *	112,207	5,921,163
DataPath, Inc. * (g)	78,000	117,000
DISH Network Corp. *	115,885	3,393,113
Harris Corp.	255,657	12,908,122
Nokia Oyj, SADR	231,068	5,661,166
Windstream Corp.	266,600	3,289,844
		48,967,456

Consumer, Cyclical - 3.65%
Centex Corp.	150,084	2,006,623
Copa Holdings SA, Class A	132,641	3,735,170
Gol-Linhas Aereas Inteligentes SA (a)	198,374	2,237,659
J.C. Penney Company, Inc.	81,307	2,950,631
Newell Rubbermaid, Inc.	215,892	3,624,827
The TJX Companies, Inc.	195,728	6,159,560
		20,714,470

Consumer, Non-cyclical - 8.62%
AerCap Holdings NV *	302,892	3,825,526
AmerisourceBergen Corp.	107,738	4,308,443

The accompanying notes are an integral part of the financial statements.

181

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Value & Restructuring Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Avon Products, Inc.	168,073	$6,053,990
Baxter International, Inc.	101,609	6,496,879
Bristol-Myers Squibb Company	189,304	3,886,411
Dean Foods Company *	196,729	3,859,823
Lorillard, Inc. *	206,227	14,262,659
RSC Holdings, Inc. * (a)	225,972	2,092,501
United Rentals, Inc. *	214,095	4,198,403
		48,984,635

Energy - 32.28%
Alpha Natural Resources, Inc. *	186,661	19,466,876
Anadarko Petroleum Corp.	127,360	9,531,622
ConocoPhillips	153,018	14,443,369
CONSOL Energy, Inc.	228,749	25,704,525
Devon Energy Corp.	128,412	15,429,986
El Paso Corp.	344,072	7,480,125
Foundation Coal Holdings, Inc.	100,121	8,868,718
Hercules Offshore, Inc. * (a)	227,246	8,639,893
Murphy Oil Corp.	79,946	7,838,705
Noble Energy, Inc.	111,307	11,193,032
PetroHawk Energy Corp. *	258,950	11,991,975
Petroleo Brasileiro SA, ADR	398,441	28,221,576
Petroplus Holdings AG *	68,937	3,704,803
Pinnacle Gas Resources, Inc. * (g)	4,340	15,624
Rosetta Resources, Inc. * (g)	76,885	2,191,223
Rosetta Resources, Inc. *	30,321	864,149
W&T Offshore, Inc.	133,093	7,787,271
		183,373,472

Financial - 11.49%
ACE, Ltd.	173,121	9,537,236
Apollo Investment Corp. (a)	221,131	3,168,807
Capital One Financial Corp.	80,372	3,054,940
Castlepoint Holdings, Ltd. * (g)	68,288	620,738
Castlepoint Holdings, Ltd.	67,703	615,420
CIT Group, Inc. (a)	146,057	994,648
DiamondRock Hospitality Company, REIT	280,597	3,055,701
Genworth Financial, Inc., Class A	181,959	3,240,690
Host Hotels & Resorts, Inc., REIT	179,100	2,444,715
Invesco, Ltd.	295,263	7,080,407
JHSF Participacoes SA	57,064	285,480
JP Morgan Chase & Company	145,848	5,004,045
Lehman Brothers Holdings, Inc.	141,437	2,801,867
Loews Corp.	84,931	3,983,264
MetLife, Inc.	118,359	6,245,804
Morgan Stanley	176,454	6,364,696
PNC Financial Services Group, Inc.	100,209	5,721,934
Primus Guaranty, Ltd. *	192,300	559,593
Vintage Wine Trust, Inc. (g)	82,385	494,310
		65,274,295

Industrial - 14.21%
Aecom Technology Corp. *	105,956	3,446,749
AGCO Corp. *	165,069	8,651,266
Arlington Tankers, Ltd. (a)	62,185	1,443,936
Black & Decker Corp.	149,384	8,591,074
Eagle Materials, Inc. (a)	47,683	1,207,810
Eaton Corp.	61,197	5,199,909

Value & Restructuring Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Industrial (continued)
Empresa Brasileira de Aeronautica SA, ADR	173,670	$4,602,255
Leggett & Platt, Inc.	232,084	3,892,049
Omega Navigation Enterprises, Inc.	41,250	681,037
Rockwell Automation, Inc.	110,580	4,835,663
Ryder Systems, Inc.	107,922	7,433,667
Sterlite Industries India, Ltd. *	261,873	4,163,781
Tyco International, Ltd.	154,353	6,180,294
Union Pacific Corp.	184,240	13,910,120
United Technologies Corp.	105,115	6,485,596
		80,725,206

Technology - 1.56%
International Business Machines Corp.	74,817	8,868,059

Utilities - 0.32%
Enel SpA	191,801	1,823,967
TOTAL COMMON STOCKS (Cost $442,792,872)		$522,171,736

PREFERRED STOCKS - 1.30%

Basic Materials - 0.35%
Celanese Corp., 4.25% *	33,995	2,007,405

Financial - 0.95%
American International Group, Inc., 8.50% *	57,500	3,409,175
CIT Group, Inc., 7.75% *	222,657	1,990,553
		5,399,728
TOTAL PREFERRED STOCKS (Cost $10,131,833)		$7,407,133

SHORT TERM INVESTMENTS - 4.61%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$26,185,441	$26,185,441
TOTAL SHORT TERM INVESTMENTS (Cost $26,185,441)		$26,185,441

REPURCHASE AGREEMENTS - 6.83%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $38,785,939 on 07/01/2008, collateralized by $38,835,000 Federal National Mortgage Association, 5.75% due 02/01/2023 (valued at $39,563,156, including interest)
	$38,784,000	$38,784,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,784,000)		$38,784,000
Total Investments (Value & Restructuring Trust) (Cost $517,894,146) - 104.66%		$594,548,310
Liabilities in Excess of Other Assets - (4.66)%		(26,492,386)
TOTAL NET ASSETS - 100.00%		$568,055,924

The accompanying notes are an integral part of the financial statements.

182

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Vista Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 94.74%

Basic Materials - 10.65%
Cleveland-Cliffs, Inc.	10,700	$1,275,333
Companhia Siderurgica Nacional SA, ADR (a)	8,600	381,926
Intrepid Potash, Inc. *	10,504	690,953
Mechel Steel Group, ADR	12,000	594,480
Monsanto Company	18,200	2,301,208
Syngenta AG	6,297	2,048,043
The Mosaic Company *	5,600	810,320
Timminco, Ltd. *	19,300	518,036
United States Steel Corp.	2,100	388,038
		9,008,337

Communications - 6.91%
McAfee, Inc. *	11,200	381,136
Mercadolibre, Inc. *	13,300	458,717
Metropcs Communications, Inc. *	19,400	343,574
NII Holdings, Inc. *	36,500	1,733,385
Priceline.com, Inc. * (a)	2,600	300,196
SBA Communications Corp. *	61,858	2,227,506
VeriSign, Inc. *	10,600	400,680
		5,845,194

Consumer, Cyclical - 11.12%
AnnTaylor Stores Corp. *	14,500	347,420
ArvinMeritor, Inc. (a)	38,600	481,728
Big Lots, Inc. *	25,100	784,124
Central European Distribution Corp. *	17,200	1,275,380
Children’s Place Retail Stores, Inc. * (a)	18,100	653,410
Coach, Inc. *	11,100	320,568
Deckers Outdoor Corp. *	2,900	403,680
Dollar Tree, Inc. *	23,300	761,677
Gafisa S.A., SADR (a)	9,500	326,515
GameStop Corp., Class A *	11,300	456,520
Guess?, Inc.	7,400	277,130
Hanesbrands, Inc. *	11,700	317,538
Nintendo Company, Ltd.	700	394,877
Panera Bread Company, Class A * (a)	12,600	582,876
Phillips-Van Heusen Corp.	12,900	472,398
Ross Stores, Inc.	21,711	771,175
Urban Outfitters, Inc. *	25,200	785,988
		9,413,004

Consumer, Non-cyclical - 11.56%
Alexion Pharmaceuticals, Inc. *	14,100	1,022,250
BioMarin Pharmaceutical, Inc. *	29,100	843,318
Corinthian Colleges, Inc. *	5,639	65,469
CSL, Ltd.	15,400	527,046
DeVry, Inc.	8,600	461,132
Express Scripts, Inc. *	18,600	1,166,592
FTI Consulting, Inc. *	9,800	670,908
Invitrogen Corp. *	5,000	196,300
ITT Educational Services, Inc. *	7,100	586,673
Medco Health Solutions, Inc. *	30,700	1,449,040
Parexel International Corp. *	15,100	397,281
Quanta Services, Inc. *	54,733	1,820,967
Strayer Education, Inc.	1,900	397,233
Tupperware Brands Corp.	5,200	177,944
		9,782,153

Vista Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Energy - 15.80%
Alpha Natural Resources, Inc. *	12,700	$1,324,483
Atwood Oceanics, Inc. *	3,400	422,756
CONSOL Energy, Inc.	10,800	1,213,596
Continental Resources, Inc. *	2,800	194,096
Dresser-Rand Group, Inc. *	15,400	602,140
Foundation Coal Holdings, Inc.	5,300	469,474
Helmerich & Payne, Inc.	10,600	763,412
JA Solar Holdings Company, Ltd. * (a)	18,300	308,355
Patterson-UTI Energy, Inc.	36,800	1,326,272
Penn Virginia Corp.	3,850	290,367
PetroHawk Energy Corp. *	43,907	2,033,333
Quicksilver Resources, Inc. *	10,700	413,448
SandRidge Energy, Inc. *	3,100	200,198
Southwestern Energy Company *	13,300	633,213
Ultra Petroleum Corp. *	8,300	815,060
Weatherford International, Ltd. *	43,300	2,147,247
Whiting Petroleum Corp. *	2,000	212,160
		13,369,610

Financial - 3.12%
AFLAC, Inc.	17,900	1,124,120
Blackrock, Inc. (a)	2,100	371,700
Credicorp, Ltd., ADR	7,200	591,264
FCStone Group, Inc. *	6,700	187,131
Hudson City Bancorp, Inc.	22,200	370,296
		2,644,511

Funds - 3.94%
iShares Russell Midcap Index Fund *	2,000	191,640
Midcap SPDR Trust, Series 1	21,100	3,139,680
		3,331,320

Industrial - 17.56%
American Superconductor Corp. * (a)	12,900	462,465
Bucyrus International, Inc., Class A	18,400	1,343,568
CSX Corp.	12,200	766,282
Energy Conversion Devices, Inc. *	5,200	382,928
Flowserve Corp.	23,300	3,185,110
Foster Wheeler, Ltd. *	21,844	1,597,889
Kansas City Southern *	13,100	576,269
McDermott International, Inc. *	14,100	872,649
Molex, Inc.	14,300	349,063
Owens-Illinois, Inc. *	39,700	1,655,093
Precision Castparts Corp.	3,900	375,843
Shaw Group, Inc. *	9,500	587,005
Thermo Fisher Scientific, Inc. *	27,200	1,515,856
Union Pacific Corp.	5,200	392,600
Vestas Wind Systems AS *	6,100	798,463
		14,861,083

Technology - 14.08%
Activision, Inc. *	39,400	1,342,358
Altera Corp.	35,100	726,570
Apple, Inc. *	2,800	468,832
Applied Materials, Inc.	19,900	379,891
Broadcom Corp., Class A *	28,400	775,036
First Solar, Inc. *	3,100	845,742
Linear Technology Corp.	10,900	355,013

The accompanying notes are an integral part of the financial statements.

183

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Vista Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology (continued)
Marvell Technology Group, Ltd. *	43,600	$769,976
MasterCard, Inc., Class A	7,000	1,858,640
MEMC Electronic Materials, Inc. *	22,700	1,396,958
Microsemi Corp. *	31,573	795,008
PMC-Sierra, Inc. *	91,300	698,445
Salesforce.com, Inc. *	8,400	573,132
Teradyne, Inc. *	18,100	200,367
Xilinx, Inc.	28,800	727,200
		11,913,168
TOTAL COMMON STOCKS (Cost $70,156,006)		$80,168,380

SHORT TERM INVESTMENTS - 4.12%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$3,489,491	$3,489,491
TOTAL SHORT TERM INVESTMENTS (Cost $3,489,491)		$3,489,491
Total Investments (Vista Trust) (Cost $73,645,497) - 98.86%		$83,657,871
Other Assets in Excess of Liabilities - 1.14%		966,317
TOTAL NET ASSETS - 100.00%		$84,624,188

Footnotes

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EGP	- Egyptian Pound
EUR	- European Currency
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand

The accompanying notes are an integral part of the financial statements.

184

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor’s Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security
ˆ	Non-Income Producing, issuer is in bankruptcy and is in default of interest payments
*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	Floating Rate Note. Represents the rate at period end.
(c)	The investment is an affiliate of the Fund, the adviser and/or subadviser.
(d)	Principal amount of security is adjusted for inflation.
(e)	Security Fair Valued on June 30, 2008
(f)	John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.
(g)	144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	Variable Rate Preferred
(i)	Represents the yield at period end.
(j)	The underlying fund’s subadviser.
**	Purchased on a forward commitment
***	At June 30, 2008, all or a portion of this security was segregated to cover forward commitments purchased and securities sold short (for Global Bond Trust, Real Return Bond Trust, and Total Return Trust, all securities have been pledged as collateral).
****	At June 30, 2008, all or a portion of this security was segregated to cover margin requirements for open futures contracts.
Note:	For Global Bond Trust, Real Return Bond Trust, and Total Return Trust, all securities have been pledged as collateral for forward commitments purchased and securities sold short.

The accompanying notes are an integral part of the financial statements.

185

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust
		Shares or Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 3.94%
Government - 3.94%
5.00% due 05/15/2037		$8,282,000	$8,900,566
2.00% due 02/28/2010 (a)		3,596,000	3,569,872
3.50% due 05/31/2013 (a)		22,515,000	22,682,106
3.875% due 05/15/2018		47,396,000	46,959,056
4.25% due 11/15/2013 (a)		6,557,617	6,843,490
4.75% due 05/15/2014 (a)		6,570,000	7,043,244
			95,998,334
TOTAL U.S. TREASURY OBLIGATIONS (Cost $95,887,023)			$95,998,334
U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.42%
Government - 0.24%
zero coupon due 02/01/2015		1,920,000	1,454,654
5.50% due 03/15/2011		4,314,000	4,529,381
			5,984,035
Mortgage Securities - 35.18%
5.901% due 09/01/2036 (b)		14,076,609	14,381,058
5.00% due 04/01/2018 to 07/01/2035		6,865,042	6,767,455
5.50% due 08/23/2017 to 03/01/2036		43,817,560	44,938,688
5.764% due 04/01/2037		3,858,745	3,936,827
5.833% due 03/01/2037 (b)		7,756,082	7,927,763
5.875% due 03/21/2011		4,049,000	4,213,897
6.00% due 05/01/2037 to 05/01/2038		13,426,302	13,595,724
3.781% due 07/01/2033 (b)		197,193	201,966
4.375% due 03/15/2013		1,030,000	1,039,755
4.50% TBA **		40,820,000	39,464,649
4.875% due 12/15/2016		2,700,000	2,733,715
4.906% due 08/01/2034		3,451,951	3,503,823
5.00% due 05/01/2018 to 03/01/2038		119,200,450	115,900,696
5.00% TBA **		73,400,000	71,680,046
5.50% due 02/01/2018 to 06/01/2038		197,699,234	195,742,510
5.50% TBA **		65,995,000	65,388,696
6.00% due 05/01/2035 to 01/01/2038		142,835,788	144,593,365
6.00% TBA **		78,485,000	79,376,352
6.50% due 02/01/2036 to 07/01/2037		21,670,353	22,336,730
6.625% due 09/15/2009 (a)		2,314,000	2,414,299
7.00% due 09/01/2010 to 10/25/2041		4,028,699	4,176,672
7.50% due 09/01/2029 to 08/01/2031		261,717	279,021
5.00% due 04/15/2035		5,226,253	5,079,265
5.50% due 03/15/2035		4,938,709	4,929,642
6.00% due 03/15/2033 to 06/15/2033		2,069,964	2,115,002
6.50% due 09/15/2028 to 08/15/2031		441,794	460,631
7.00% due 04/15/2029		129,070	136,694
8.00% due 10/15/2026 to 05/15/2029		139,374	149,735
			857,464,676
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $858,861,152)			$863,448,711
FOREIGN GOVERNMENT OBLIGATIONS - 0.61%
Argentina - 0.11%
Republic of Argentina
0.63% due 12/31/2038 (b)	ARS	8,797,621	945,668
1.00% due 12/15/2035 (b)		19,532,033	583,991
5.83% due 12/31/2033 (b)		3,617,497	1,259,274
			2,788,933

Active Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada - 0.01%
Government of Canada
5.50% due 06/01/2010	CAD	270,000	$275,735
Colombia - 0.06%
Republic of Colombia
10.00% due 01/23/2012		$1,005,000	1,164,293
11.75% due 03/01/2010	COP	402,000,000	210,086
			1,374,379
Denmark - 0.01%
Kingdom of Denmark
6.00% due 11/15/2009	DKK	1,200,000	256,529
Germany - 0.14%
Federal Republic of Germany
5.25% due 01/04/2011	EUR	1,275,000	2,041,752
6.25% due 01/04/2030		725,000	1,331,396
			3,373,148
Japan - 0.09%
Government of Japan
0.90% due 12/22/2008	JPY	29,450,000	277,442
1.50% due 09/20/2014		68,650,000	655,608
1.80% due 03/22/2010		132,350,000	1,268,532
			2,201,582
Mexico - 0.09%
Government of Mexico
8.00% due 12/07/2023	MXN	11,861,100	1,027,155
8.00% due 12/19/2013		8,332,200	773,910
9.875% due 02/01/2010		$290,000	316,245
			2,117,310
Panama - 0.02%
Republic of Panama
8.875% due 09/30/2027		344,000	431,720
9.375% due 04/01/2029		130,000	169,975
			601,695
Peru - 0.01%
Republic of Peru
9.875% due 02/06/2015		148,000	181,078
Philippines - 0.01%
Republic of Philippines
9.125% due 02/22/2010	EUR	148,000	238,261
Sweden - 0.02%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	1,570,000	261,447
5.25% due 03/15/2011		1,720,000	289,140
			550,587
Ukraine - 0.02%
Republic of Ukraine
7.65% due 06/11/2013		$500,000	486,250
United Kingdom - 0.02%
Government of United Kingdom
6.00% due 12/07/2028	GBP	85,000	189,870

The accompanying notes are an integral part of the financial statements.

1

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom (continued)
Government of United Kingdom (continued)
8.00% due 12/07/2015	GBP	125,000	$290,165
			480,035
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $13,369,195)			$14,925,522
CORPORATE BONDS - 36.93%
Basic Materials - 1.21%
Alcan, Inc.
5.00% due 06/01/2015		$339,000	324,736
Alcoa, Inc.
5.72% due 02/23/2019		560,000	519,470
American Pacific Corp.
9.00% due 02/01/2015		2,060,000	2,013,650
ArcelorMittal
6.125% due 06/01/2018 (g)		530,000	517,946
CII Carbon LLC
611.125% due 11/15/2015 (g)		1,845,000	1,817,325
Corporacion Nacional del Cobre
5.50% due 10/15/2013 (g)		481,000	486,974
Ecolab, Inc.
4.875% due 02/15/2015		1,685,000	1,646,914
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		450,000	474,750
ICI Wilmington, Inc.
4.375% due 12/01/2008		912,000	913,336
International Paper Company
5.85% due 10/30/2012		524,000	504,799
7.95% due 06/15/2018		3,725,000	3,704,267
Momentive Performance Materials, Inc.
9.75% due 12/01/2014		1,785,000	1,526,175
Mosaic Company
7.625% due 12/01/2016 (g)		1,710,000	1,821,150
Nova Chemicals, Ltd.
7.875% due 09/15/2025		1,470,000	1,205,400
Plum Creek Timberlands LP
5.875% due 11/15/2015		1,695,000	1,545,182
Rio Tinto Finance USA, Ltd.
6.50% due 07/15/2018		1,760,000	1,765,340
Sterling Chemicals, Inc.
10.25% due 04/01/2015 (g)		1,455,000	1,455,000
United States Steel Corp.
7.00% due 02/01/2018		2,000,000	1,995,602
Vedanta Resources PLC
8.75% due 01/15/2014 (g)		1,370,000	1,382,393
Verso Paper, Inc., Series B
9.125% due 08/01/2014		1,745,000	1,705,737
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016		2,375,000	2,125,625
			29,451,771
Communications - 4.53%
America Movil SAB de CV
5.75% due 01/15/2015		1,540,000	1,523,650
American Tower Corp.
7.50% due 05/01/2012		638,000	644,380

Active Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communications (continued)
AT&T Broadband Corp.
8.375% due 03/15/2013		$1,405,000	$1,546,578
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		573,000	610,048
8.75% due 03/01/2031		471,000	558,879
AT&T, Inc.
6.30% due 01/15/2038		2,080,000	1,965,090
6.40% due 05/15/2038		1,750,000	1,675,243
BellSouth Corp.
4.20% due 09/15/2009		613,000	614,249
6.00% due 11/15/2034		2,000,000	1,831,526
British Telecommunications PLC
5.95% due 01/15/2018		1,715,000	1,639,559
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.25% due 09/15/2010		1,455,000	1,407,712
Cincinnati Bell, Inc.
8.375% due 01/15/2014		1,845,000	1,785,037
Cisco Systems, Inc.
5.50% due 02/22/2016		2,490,000	2,512,178
Citizens Communications Company
56.25% due 01/15/2013		1,515,000	1,405,162
59.00% due 08/15/2031		3,000,000	2,700,000
Clear Channel Communications, Inc.
57.65% due 09/15/2010		736,000	754,952
Cox Communications, Inc.
54.625% due 01/15/2010		1,103,000	1,096,914
55.45% due 12/15/2014		922,000	886,011
56.75% due 03/15/2011		491,000	506,732
57.75% due 11/01/2010		368,000	387,756
Deutsche Telekom International Finance BV
56.625% due 07/11/2011	EUR	99,000	159,015
58.50% due 06/15/2010		$1,098,000	1,161,563
58.75 due 06/15/2030		1,358,000	1,558,139
Digicel Group, Ltd.
58.875% due 01/15/2015 (g)		2,010,000	1,896,937
Embarq Corp.
57.995% due 06/01/2036		3,180,000	3,008,223
France Telecom SA
57.75% due 03/01/2011		996,000	1,054,804
58.50% due 03/01/2031		1,009,000	1,221,334
Idearc, Inc.
58.00% due 11/15/2016		2,285,000	1,436,694
News America Holdings, Inc.
56.75% due 01/09/2038		108,000	110,459
57.75% due 12/01/2045		491,000	523,929
58.25% due 08/10/2018		2,035,000	2,289,133
News America, Inc.
56.65% due 11/15/2037		1,735,000	1,694,111
Nextel Communications, Inc.
56.875% due 10/31/2013		2,260,000	1,909,700
Qwest Corp.
57.875% due 09/01/2011		1,605,000	1,605,000
R.H. Donnelley Corp.
58.875% due 10/15/2017 (g)		1,780,000	1,059,100
Rogers Cable, Inc.
56.75% due 03/15/2015		1,545,000	1,575,747
Rogers Wireless, Inc.
59.625% due 05/01/2011		422,000	467,119

The accompanying notes are an integral part of the financial statements.

2

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communications (continued)
Rural Cellular Corp.
58.6228% due 11/01/2012 (b)$	$310,000	$312,325
SBC Communications, Inc.
54.125% due 09/15/2009	368,000	368,430
55.10% due 09/15/2014	799,000	783,237
55.625% due 06/15/2016	613,000	607,067
Singapore Telecommunications, Ltd.
56.375% due 12/01/2011 (g)	466,000	485,693
Sprint Capital Corp.
56.375% due 05/01/2009	613,000	613,000
56.875% due 11/15/2028	4,800,000	3,996,000
58.375% due 03/15/2012	398,000	394,020
58.75% due 03/15/2032	10,630,000	10,125,075
TCI Communications, Inc.
59.80% due 02/01/2012	1,585,000	1,786,641
Telecom Italia Capital SA
54.00% due 01/15/2010	3,195,000	3,152,043
54.00% due 11/15/2008	981,000	980,853
57.20% due 07/18/2036	2,885,000	2,789,651
57.721% due 06/04/2038	2,630,000	2,672,446
Time Warner Cable, Inc.
56.75% due 07/01/2018	2,085,000	2,098,826
Time Warner Companies, Inc.
7.57% due 02/01/2024	1,716,000	1,745,259
Time Warner Entertainment Company LP
8.375% due 07/15/2033	1,520,000	1,645,029
8.375% due 03/15/2023	1,675,000	1,804,988
Time Warner, Inc.
6.75% due 04/15/2011	3,115,000	3,184,402
7.625% due 04/15/2031	451,000	457,876
Verizon Communications, Inc.
6.90% due 04/15/2038	1,470,000	1,452,760
Verizon New York, Inc., Series A
6.875% due 04/01/2012	765,000	797,815
Viacom, Inc.
6.25% due 04/30/2016	1,570,000	1,516,421
6.625% due 05/15/2011	3,115,000	3,189,748
6.875% due 04/30/2036	3,305,000	3,103,683
VIP Finance Ireland, Ltd. for OJSC Vimpel
Communications
8.375% due 04/30/2013 (g)	2,560,000	2,523,717
Vivendi
5.75% due 04/04/2013	6,073,000	6,001,503
West Corp.
11.00% due 10/15/2016	1,935,000	1,635,075
XM Satellite Radio, Inc.
9.75% due 05/01/2014	1,595,000	1,523,225
		110,529,471
Consumer, Cyclical - 2.54%
Allison Transmission, Inc.
11.00% due 11/01/2015 (a)(g)	1,790,000	1,602,050
AMC Entertainment, Inc.
8.00% due 03/01/2014	2,145,000	1,903,687
Centex Corp.
5.125% due 10/01/2013	5,000,000	3,993,750
5.80% due 09/15/2009	3,360,000	3,192,000
Cinemark, Inc.
9.75% due 03/15/2014	820,000	779,000

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Continental Airlines, Inc., Series 00-2
8.307% due 10/02/2019	$806,676	$669,541
Continental Airlines, Inc., Series 01-1
7.033% due 06/15/2011	191,653	159,072
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019 (a)	550,780	503,964
CVS Caremark Corp.
5.75% due 06/01/2017	2,030,000	1,996,609
6.302% due 06/01/2037 (b)	3,465,000	2,971,238
DaimlerChrysler N.A. Holding Corp.
5.875% due 03/15/2011	1,885,000	1,909,245
Delphi Corp.
6.197% due 11/15/2033 ˆ	118,000	10,620
Delta Air Lines, Inc.
6.821% due 08/10/2022	2,714,221	2,212,090
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012	2,725,000	2,616,000
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)	1,750,000	1,137,500
General Motors Corp.
7.125% due 07/15/2013	1,295,000	822,325
Greektown Holdings LLC
10.75% due 12/01/2013 ˆ (g)	1,085,000	802,900
HRP Myrtle Beach Operations LLC
7.3825% due 04/01/2012 (b)(g)	705,000	606,300
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	1,075,000	978,250
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	1,630,000	1,149,150
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,705,000	1,278,750
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)	1,740,000	1,626,900
Macys Retail Holdings, Inc.
7.875% due 07/15/2015	1,565,000	1,576,457
Marriott International, Inc.
4.625% due 06/15/2012	1,324,000	1,227,290
MGM Mirage, Inc.
6.00% due 10/01/2009	816,000	802,740
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (g)	2,320,000	2,157,600
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	437,000	432,630
8.00% due 04/01/2012 (a)	842,000	770,430
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,030,000	883,225
9.75% due 04/01/2010	1,420,000	1,420,000
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019	1,550,000	1,371,750
Owens & Minor, Inc.
6.35% due 04/15/2016	3,000,000	2,946,564
Pulte Homes, Inc.
6.25% due 02/15/2013	515,000	463,500
Seminole Indian Tribe of Florida
6.535% due 10/01/2020 (g)	2,240,000	2,174,099
Starbucks Corp.
6.25% due 08/15/2017	1,915,000	1,875,855
Starwood Hotels & Resorts Worldwide, Inc.
6.25% due 02/15/2013	1,690,000	1,631,808

The accompanying notes are an integral part of the financial statements.

3

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Target Corp.
6.50% due 10/15/2037	$1,800,000	$1,731,555
Tenneco Automotive, Inc.
8.625% due 11/15/2014	1,615,000	1,425,238
Turning Stone Resort Casino
9.125% due 09/15/2014 (g)	1,875,000	1,865,625
US Corrugated, Inc.
10.00% due 06/12/2013	570,000	416,100
Waterford Gaming LLC
8.625% due 09/15/2014 (g)	1,184,000	1,144,040
Yum! Brands, Inc.
6.25% due 03/15/2018	1,715,000	1,672,288
6.875% due 11/15/2037	1,000,000	922,816
		61,832,551
Consumer, Non-cyclical - 2.98%
Abbott Laboratories
5.875% due 05/15/2016	2,330,000	2,397,239
Allegiance Corp.
7.00% due 10/15/2026	255,000	258,917
Alliance One International, Inc.
8.50% due 05/15/2012	845,000	794,300
11.00% due 05/15/2012	660,000	679,800
Anheuser-Busch Companies, Inc.
5.75% due 04/01/2036	1,000,000	866,288
6.45% due 09/01/2037	2,000,000	1,911,468
6.50% due 02/01/2043	540,000	499,712
ASG Consolidated LLC/ASG Finance, Inc. zero coupon, step up to 11.50% on
11/01/2011 due 11/01/2011	2,150,000	1,988,750
AstraZeneca PLC
5.90% due 09/15/2017	2,110,000	2,162,750
Bunge Ltd. Finance Corp.
5.35% due 04/15/2014	1,980,000	1,850,130
Cargill, Inc.
5.60% due 09/15/2012 (g)	2,025,000	2,040,613
Clorox Company
5.00% due 03/01/2013	2,400,000	2,358,797
Community Health Systems, Inc.
8.875% due 07/15/2015	1,345,000	1,353,406
Coventry Health Care, Inc.
5.875% due 01/15/2012	1,270,000	1,225,760
6.30% due 08/15/2014	3,835,000	3,615,254
Covidien International Finance SA
6.00% due 10/15/2017	1,370,000	1,386,567
DASA Finance Corp.
8.75% due 05/29/2018 (g)	660,000	664,125
ERAC USA Finance Company
6.375% due 10/15/2017 (g)	1,600,000	1,429,760
7.95% due 12/15/2009 (g)	510,000	527,887
General Mills, Inc.
5.70% due 02/15/2017	1,215,000	1,204,330
Hospira, Inc.
5.90% due 06/15/2014	412,000	413,255
Humana, Inc.
8.15% due 06/15/2038	2,595,000	2,614,992
Kellogg Company, Series B
6.60% due 04/01/2011	481,000	506,059

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Kraft Foods, Inc.
5.625% due 11/01/2011	$966,000	$974,645
Kroger Company
5.00% due 04/15/2013	2,000,000	1,967,256
6.40% due 08/15/2017	2,000,000	2,039,914
6.90% due 04/15/2038	2,000,000	2,053,530
Nabisco, Inc.
7.55% due 06/15/2015	1,471,000	1,576,356
Philip Morris International, Inc.
5.65% due 05/16/2018	3,755,000	3,649,717
Reynolds American, Inc.
7.25% due 06/01/2013	1,485,000	1,535,091
Safeway, Inc.
6.35% due 08/15/2017	1,820,000	1,873,088
Schering Plough Corp.
5.55% due 12/01/2013	937,000	943,207
6.00% due 09/15/2017	5,500,000	5,431,470
Smithfield Foods, Inc.
7.00% due 08/01/2011	897,000	818,512
Sotheby’s
7.75% due 06/15/2015	1,580,000	1,560,250
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)	417,000	387,282
Tesco PLC
6.15% due 11/15/2037 (g)	2,400,000	2,224,550
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	1,680,000	1,641,594
6.15% due 02/01/2036	1,680,000	1,608,452
UnitedHealth Group, Inc.
4.875% due 02/15/2013	940,000	909,582
5.375% due 03/15/2016	1,130,000	1,061,641
5.50% due 11/15/2012	1,155,000	1,133,443
5.80% due 03/15/2036	540,000	446,954
WellPoint, Inc.
5.00% due 12/15/2014	417,000	391,291
6.375% due 06/15/2037	1,735,000	1,565,629
Wyeth
5.50% due 03/15/2013	2,770,000	2,827,153
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015	1,630,000	1,271,400
		72,642,166
Diversified - 0.14%
ESI Tractebel Acquisition Corp., Series B
7.99% due 12/30/2011	1,800,000	1,831,500
GRUPO KUO SAB de CV
9.75% due 10/17/2017 (g)	1,645,000	1,658,983
		3,490,483
Energy - 2.79%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	1,150,000	1,063,750
Buckeye Partners LP
5.125% due 07/01/2017	1,150,000	1,053,842
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	1,765,000	1,889,440
CNOOC Finance 2003, Ltd.
5.50% due 05/21/2033 (g)	545,000	469,037
Delek & Avner-Yam Tethys, Ltd.
5.326% due 08/01/2013 (g)	1,075,266	1,079,062

The accompanying notes are an integral part of the financial statements.

4

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Devon Financing Corp., ULC
6.875% due 09/30/2011	$295,000	$313,101
Duke Capital LLC
6.75% due 02/15/2032	589,000	556,742
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	2,010,000	1,979,850
Enbridge Energy Partners LP
6.50% due 04/15/2018 (g)	2,400,000	2,410,375
7.50% due 04/15/2038 (g)	2,400,000	2,507,784
Energy Transfer Partners LP
6.625% due 10/15/2036	1,000,000	930,797
Enterprise Products Operating LP
4.95% due 06/01/2010	535,000	534,884
7.034% due 01/15/2068 (b)	2,005,000	1,752,895
8.375% due 08/01/2066 (b)	3,700,000	3,698,938
Enterprise Products Operating LP, Series B
6.875% due 03/01/2033	471,000	462,444
Gaz Capital SA
8.146% due 04/11/2018 (g)	2,500,000	2,584,375
GS Caltex Corp.
5.50% due 08/25/2014 (g)	471,000	429,614
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035	402,000	348,778
7.30% due 08/15/2033	603,000	616,972
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp., Series B
8.50% due 07/15/2016	1,770,000	1,796,550
McMoRan Exploration Company
11.875% due 11/15/2014	1,200,000	1,278,000
Nexen, Inc.
5.875% due 03/10/2035	598,000	534,068
NGPL Pipeco LLC
7.119% due 12/15/2017 (g)	2,020,000	2,064,563
ONEOK Partners LP
6.65% due 10/01/2036	2,935,000	2,797,434
Pemex Project Funding Master Trust
4.0763% due 06/15/2010 (b)(g)	897,000	900,588
6.125% due 08/15/2008	24,000	24,096
Petro-Canada
6.05% due 05/15/2018	1,410,000	1,389,540
Plains All American Pipeline LP
6.50% due 05/01/2018 (g)	1,220,000	1,215,449
Premcor Refining Group, Inc.
7.50% due 06/15/2015	206,000	212,526
Ras Laffan Liquefied Natural Gas Company, Ltd.
3.437% due 09/15/2009 (g)	406,602	407,305
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027 (g)	1,515,000	1,283,114
Salton Sea Funding Corp., Series E
8.30% due 05/30/2011	922,188	992,754
Salton Sea Funding Corp., Series F
7.475% due 11/30/2018	1,688,317	1,777,680
Spectra Energy Capital LLC
6.20% due 04/01/2018	1,350,000	1,313,474
Talisman Energy, Inc.
6.25% due 02/01/2038	2,775,000	2,550,824
Targa Resources Partners LP
8.25% due 07/01/2016	1,215,000	1,172,475

Active Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
TEPPCO Partners LP
6.65% due 04/15/2018		$3,000,000	$3,035,961
7.00% due 06/01/2067 (b)		6,230,000	5,397,828
Texas Eastern Transmission LP
6.00% due 09/15/2017 (g)		2,110,000	2,097,129
Valero Logistics Operations LP
6.05% due 03/15/2013		2,392,000	2,335,527
Weatherford International, Ltd.
6.50% due 08/01/2036		2,400,000	2,348,354
7.00% due 03/15/2038		2,000,000	2,050,522
Western Oil Sands, Inc.
8.375% due 05/01/2012		1,320,000	1,436,049
XTO Energy, Inc.
4.625% due 06/15/2013		3,000,000	2,900,097
			67,994,587
Financial - 17.65%
Allied Capital Corp.
6.00% due 04/01/2012		5,850,000	5,568,551
6.625% due 07/15/2011		1,450,000	1,402,682
Allied Irish Banks PLC
7.50% due 12/29/2049 (b)	EUR	99,000	148,174
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016		$4,360,000	4,080,690
American Express Bank FSB, BKNT
6.00% due 09/13/2017		3,085,000	2,976,596
American Express Company
7.00% due 03/19/2018		4,600,000	4,656,474
American General Finance Corp.
6.90% due 12/15/2017		1,645,000	1,433,724
American International Group, Inc.
8.175% due 05/15/2058 (b)(g)		2,745,000	2,583,344
AON Capital Trust A
8.205% due 01/01/2027		2,630,000	2,569,502
Arch Capital Group, Ltd.
7.35% due 05/01/2034		3,000,000	3,160,179
Aries Vermogensverwaltung GmbH
9.60% due 10/25/2014		750,000	955,155
Assurant, Inc.
5.625% due 02/15/2014		461,000	436,964
6.75% due 02/15/2034		3,955,000	3,606,549
Astoria Depositor Corp.
8.144% due 05/01/2021 (g)		3,380,001	3,396,901
Avalon Re, Ltd.
2.8863% due 06/06/2010 (g)		1,000,000	850,000
AXA Financial, Inc.
7.75% due 08/01/2010		533,000	561,956
AXA SA
6.379% due 12/14/2049 (b)(g)		1,175,000	942,409
6.463% due 12/31/2049 (b)(g)		4,065,000	3,251,878
BAC Capital Trust XIII
3.1762% due 03/15/2043 (b)		1,900,000	1,434,025
BAC Capital Trust XIV
5.63% due 12/31/2049 (b)		3,350,000	2,614,105
BAC Capital Trust XV
3.4819% due 06/01/2056 (b)		4,170,000	3,235,699
Banco Mercantil del Norte SA
6.862% due 10/13/2021 (g)		2,395,000	2,233,531

The accompanying notes are an integral part of the financial statements.

5

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Banco Santander Chile
3.0269% due 12/09/2009 (b)(g)		$912,000	$893,914
5.375% due 12/09/2014 (g)		295,000	288,242
Bank of America Corp., MTN
4.90% due 05/01/2013		4,000,000	3,860,228
Bank of Ireland
6.45% due 02/10/2010	EUR	99,000	156,907
Bear Stearns Companies, Inc.
3.1294% due 01/31/2011 (b)		$2,000,000	1,940,880
7.25% due 02/01/2018		1,725,000	1,800,150
Bear Stearns Companies, Inc., MTN
2.8356% due 11/28/2011 (b)		2,400,000	2,298,182
BNP Paribas
7.195% due 12/31/2049 (b)(g)		965,000	872,610
Bosphorus Financial Services, Ltd.
4.4756% due 02/15/2012 (b)(g)		2,001,562	1,930,735
Boston Properties, Ltd.
6.25% due 01/15/2013		785,000	799,455
Camden Property Trust
5.00% due 06/15/2015		804,000	702,940
Capmark Financial Group, Inc.
5.875% due 05/10/2012		4,340,000	3,061,488
Caterpillar Financial Services Corp.
4.50% due 06/15/2009		520,000	523,404
Caterpillar Financial Services Corp., MTN
5.45% due 04/15/2018		3,600,000	3,568,921
Catlin Insurance Company, Ltd.
7.249% due 12/31/2049 (b)(g)		4,500,000	3,284,689
Chubb Corp.
5.75% due 05/15/2018		915,000	886,830
Chuo Mitsui Trust & Banking Company
5.506% due 12/29/2049 (b)(g)		3,085,000	2,662,460
CIT Group Funding Company of Canada
4.65% due 07/01/2010		1,550,000	1,296,435
CIT Group, Inc.
5.00% due 02/13/2014		425,000	305,186
5.65% due 02/13/2017		620,000	427,706
6.10% due 03/15/2067 (b)		1,630,000	749,409
CIT Group, Inc., MTN
5.125% due 09/30/2014		535,000	383,193
Citigroup, Inc.
5.50% due 04/11/2013		3,960,000	3,864,869
5.625% due 08/27/2012		981,000	965,119
6.125% due 11/21/2017		3,185,000	3,056,654
8.40% due 04/29/2049 (b)		5,495,000	5,223,602
CNA Financial Corp.
6.00% due 08/15/2011		1,580,000	1,586,905
Colonial Properties Trust
6.25% due 06/15/2014		554,000	516,573
Colonial Realty LP
5.50% due 10/01/2015		569,000	501,101
Comerica Capital Trust II
6.576% due 02/20/2037 (b)		4,000,000	2,518,880
Credit Suisse First Boston USA, Inc.
6.50% due 01/15/2012		491,000	509,538
DBS Bank, Ltd.
7.125% due 05/15/2011 (g)		450,000	474,962
Developers Diversified Realty Corp.
4.625% due 08/01/2010		1,103,000	1,065,893

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Dresdner Bank-New York
7.25% due 09/15/2015	$589,000	$610,603
Drummond Company, Inc.
7.375% due 02/15/2016 (g)	1,015,000	943,950
Duke Realty LP
5.95% due 02/15/2017	2,050,000	1,893,339
6.25% due 05/15/2013	1,750,000	1,716,395
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	3,600,000	3,197,405
ERP Operating LP
4.75% due 06/15/2009	687,000	681,400
FireKeepers Development Authority
13.875% due 05/15/2015 (g)	810,000	791,775
First American Corp.
7.55% due 04/01/2028	1,485,000	1,487,768
Ford Motor Credit Company LLC
9.75% due 09/15/2010	2,683,000	2,339,262
9.875% due 08/10/2011	995,000	838,354
Foundation Re II, Ltd.
9.445% due 11/26/2010 (b)(g)	900,000	902,513
Fund American Companies, Inc.
5.875% due 05/15/2013	709,000	685,873
Funding Corp.
9.00% due 06/01/2017	3,927,000	4,229,889
General Electric Capital Corp.
5.45% due 01/15/2013	3,064,000	3,127,866
5.625% due 05/01/2018	1,715,000	1,658,499
Genworth Financial, Inc.
6.15% due 11/15/2066 (b)	1,460,000	1,147,677
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	3,495,000	2,430,283
Goldman Sachs Group, Inc.
6.75% due 10/01/2037	1,735,000	1,587,084
Goldman Sachs Group, Inc., MTNB
3.3075% due 07/22/2015 (b)	2,135,000	1,907,834
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	417,000	398,658
HBOS PLC
5.375% due 12/29/2049 (b)(g)	1,128,000	994,678
6.413% due 09/29/2049 (b)(g)	2,255,000	1,575,395
HCP, Inc., Series MTN
6.70% due 01/30/2018	2,400,000	2,157,775
Health Care Property Investors, Inc.
6.30% due 09/15/2016	1,040,000	927,051
Health Care Property Investors, Inc., MTN, REIT
4.875% due 09/15/2010	1,471,000	1,411,330
5.625% due 02/28/2013	2,480,000	2,298,367
Health Care, Inc.
6.00% due 11/15/2013	755,000	721,576
6.20% due 06/01/2016	3,380,000	3,093,285
Healthcare Realty Trust, Inc.
8.125% due 05/01/2011	1,875,000	1,930,069
Horace Mann Educators Corp.
6.85% due 04/15/2016	1,190,000	1,241,162
Hospitality Properties Trust
6.75% due 02/15/2013	3,028,000	2,876,340
HRPT Properties Trust
6.65% due 01/15/2018	995,000	914,051

The accompanying notes are an integral part of the financial statements.

6

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
HSBC Bank USA, Inc.
4.625% due 04/01/2014	$2,350,000	$2,231,877
HSBC Finance Corp.
5.00% due 06/30/2015	2,507,000	2,369,677
HSBC Holdings PLC
6.50% due 09/15/2037	1,000,000	911,584
Huntington Capital III
6.65% due 05/15/2037 (b)	1,985,000	1,249,949
HVB Funding Trust III
9.00% due 10/22/2031 (g)	500,000	481,473
ICICI Bank, Ltd.
3.25% due 01/12/2010 (b)(g)	885,000	858,096
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)	265,000	212,787
Independencia International, Ltd.
9.875% due 01/31/2017 (g)	1,340,000	1,276,350
9.875% due 05/15/2015 (g)	430,000	409,575
International Lease Finance Corp.
3.50% due 04/01/2009	677,000	659,609
4.55% due 10/15/2009	393,000	381,847
4.75% due 07/01/2009	1,530,000	1,499,796
5.00% due 04/15/2010	549,000	532,181
5.875% due 05/01/2013	785,000	700,361
6.375% due 03/25/2013	4,000,000	3,651,068
International Lease Finance Corp., Series P
3.1131% due 01/15/2010 (b)	652,000	612,984
Jefferies Group, Inc.
6.45% due 06/08/2027	1,090,000	849,216
John Deere Capital Corp., Series D
4.125% due 01/15/2010	1,961,000	1,963,641
JP Morgan Chase & Company
6.75% due 02/01/2011	922,000	956,961
JP Morgan Chase & Company, Series L
7.90% due 12/31/2049 (b)	8,535,000	8,002,757
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	4,045,000	3,498,229
JP Morgan Chase Capital XXIII
3.6756% due 05/15/2047 (b)	4,175,000	3,192,781
Kaupthing Bank HF
3.4131% due 01/15/2010 (b)(g)	2,000,000	1,735,784
Kazkommerts International BV
8.50% due 04/16/2013	350,000	314,860
Kimco Realty Corp.
5.70% due 05/01/2017	3,225,000	2,957,290
Landsbanki Islands HF
3.3381% due 08/25/2009 (b)(g)	2,730,000	2,554,821
6.10% due 08/25/2011 (g)	1,635,000	1,441,458
7.431% due 12/31/2049 (b)(g)	3,485,000	2,200,412
Lehman Brothers Holdings, Inc., MTN
3.4869% due 01/26/2017 (b)	4,475,000	3,336,520
5.25% due 02/06/2012	4,482,000	4,241,469
5.625% due 01/24/2013	2,825,000	2,673,877
6.875% due 05/02/2018	1,655,000	1,602,214
Lehman Brothers Holdings, Inc., MTN, Series G
5.875% due 11/15/2017	2,560,000	2,241,861
Liberty Mutual Group, Inc.
6.50% due 03/15/2035 (g)	2,837,000	2,233,956
7.50% due 08/15/2036 (g)	6,245,000	5,461,302
7.80% due 03/15/2037 (g)	2,485,000	1,983,937

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Lincoln National Corp.
6.05% due 04/20/2067 (b)	$2,265,000	$1,909,776
7.00% due 05/17/2066 (b)	5,355,000	4,877,693
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)(g)	1,570,000	1,252,375
Markel Corp.
6.80% due 02/15/2013	1,605,000	1,650,380
MBNA Capital, Series B
3.6728% due 02/01/2027 (b)	1,157,000	922,941
Mellon Capital IV, Series 1
6.244% due 06/29/2049 (b)	1,600,000	1,266,984
Merna Reinsurance, Ltd., Series B
4.5581% due 12/31/2010 (b)(g)	2,815,000	2,676,220
Merrill Lynch & Company, Inc.
3.40% due 05/02/2017 (b)	3,200,000	2,596,557
7.75% due 05/14/2038	7,525,000	7,054,499
Merrill Lynch & Company, Inc., MTN
6.15% due 04/25/2013	4,500,000	4,361,404
6.875% due 04/25/2018	5,370,000	5,110,769
MetLife, Inc.
6.40% due 12/15/2036 (b)	500,000	436,559
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049	2,515,000	2,520,055
Morgan Stanley
3.1837% due 10/18/2016 (b)	3,315,000	2,875,554
4.25% due 05/15/2010	1,633,000	1,584,497
Morgan Stanley, MTN
5.95% due 12/28/2017	4,230,000	3,840,015
6.625% due 04/01/2018	6,115,000	5,794,115
Mystic Re, Ltd.
8.9443% due 12/05/2008 (b)(g)	1,220,000	1,194,258
Nationwide Health Properties, Inc., REIT
6.50% due 07/15/2011	1,535,000	1,554,479
Natixis
10.00% due 04/29/2049 (b)(g)	1,485,000	1,482,075
Nelnet, Inc.
7.40% due 09/29/2036 (b)	2,290,000	1,497,191
North Front Pass-Through Trust
5.81% due 12/15/2024 (b)(g)	1,130,000	1,051,242
Ohio Casualty Corp.
7.30% due 06/15/2014	2,115,000	2,124,171
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034 (g)	5,150,000	4,458,479
Osiris Capital PLC, Series C
5.5631% due 01/15/2010 (b)(g)	4,805,000	4,769,321
Osiris Capital PLC, Series D
7.7131% due 01/15/2010 (b)(g)	1,875,000	1,885,824
PartnerRe Finance A LLC
6.875% due 06/01/2018	2,000,000	1,978,244
PartnerRe Finance II
6.44% due 12/01/2066 (b)	3,550,000	2,820,006
PNC Financial Services Group, Inc.
8.25% due 12/31/2049 (b)	3,000,000	2,993,595
PNC Funding Corp.
3.0394% due 01/31/2012 (b)	4,000,000	3,765,936
Popular North America, Inc.
4.70% due 06/30/2009	598,000	590,679
Progressive Corp.
6.70% due 06/15/2037 (b)	1,135,000	995,252

The accompanying notes are an integral part of the financial statements.

7

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
ProLogis
5.625% due 11/15/2016	$1,750,000	$1,620,759
6.625% due 05/15/2018	2,165,000	2,132,651
Prudential Financial, Inc.
4.75% due 04/01/2014	1,343,000	1,285,070
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	2,600,000	2,534,147
QBE Capital Funding II LP
6.797% due 06/01/2049 (b)(g)	2,315,000	1,940,697
Rabobank Capital Funding II
5.26% due 12/29/2049 (b)(g)	4,115,000	3,769,645
RBS Capital Trust IV
3.6081% due 09/29/2049 (b)	897,000	709,864
Realty Income Corp.
5.95% due 09/15/2016	3,030,000	2,726,900
Reliastar Financial Corp.
6.50% due 11/15/2008	716,000	723,275
RenaissanceRe Holdings, Ltd.
7.00% due 07/15/2008	1,950,000	1,950,710
Rouse Company LP
5.375% due 11/26/2013	456,000	364,128
6.75% due 05/01/2013 (g)	1,685,000	1,518,232
Rouse Company LP, REIT
3.625% due 03/15/2009	2,800,000	2,693,813
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049 (b)	3,060,000	2,977,031
Royal Bank of Scotland Group PLC, MTN
7.64% due 03/31/2049	1,400,000	1,280,061
Schwab Capital Trust I
7.50% due 11/15/2037 (b)	1,890,000	1,710,582
Shinhan Bank
6.819% due 09/20/2036 (b)	2,670,000	2,277,726
Silicon Valley Bank
6.05% due 06/01/2017	2,185,000	1,862,258
Simon Property Group LP
5.75% due 12/01/2015	1,500,000	1,455,778
5.875% due 03/01/2017	2,520,000	2,419,890
6.10% due 05/01/2016	1,000,000	978,483
Simon Property Group LP, REIT
5.625% due 08/15/2014	2,380,000	2,301,358
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)(g)	2,100,000	1,781,550
SLM Corp.
3.22% due 01/27/2014 (b)	6,390,000	5,374,047
4.50% due 07/26/2010	1,895,000	1,753,459
SLM Corp., MTN
8.45% due 06/15/2018	2,070,000	1,985,826
SLM Corp., MTN, Series A
3.06% due 07/27/2009 (b)	4,000,000	3,750,196
SLM Corp., MTN, Series X
2.8763% due 03/16/2009 (b)	2,400,000	2,283,305
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)	2,000,000	1,691,060
Sovereign Capital Trust VI
7.908% due 06/13/2036	1,650,000	1,317,962
StanCorp Financial Group, Inc.
6.90% due 05/29/2067 (b)	3,600,000	3,020,810
Standard Chartered PLC
6.40% due 09/26/2017 (g)	800,000	782,068

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Standard Chartered PLC (continued)
6.409% due 01/30/2017 (b)(g)	$5,000,000	$4,012,370
7.014% due 12/30/2049 (b)(g)	1,800,000	1,550,264
SunTrust Capital VIII
6.10% due 12/01/2066 (b)	3,145,000	2,497,737
SunTrust Preferred Capital I
5.853% due 12/31/2049 (b)	2,525,000	1,836,937
Symetra Financial Corp.
6.125% due 04/01/2016 (g)	1,650,000	1,455,518
8.30% due 10/15/2067 (b)(g)	1,550,000	1,356,400
Teco Finance, Inc.
6.572% due 11/01/2017	792,000	780,758
7.00% due 05/01/2012	1,143,000	1,191,899
Textron Financial Corp.
6.00% due 02/15/2067 (b)(g)	3,000,000	2,394,438
Transatlantic Holdings, Inc.
5.75% due 12/14/2015	3,055,000	2,862,080
TuranAlem Finance BV
7.875% due 06/02/2010	638,000	599,452
8.50% due 02/10/2015 (g)	600,000	516,000
Ucar Finance, Inc.
10.25% due 02/15/2012	417,000	431,595
USB Capital IX
6.189% due 03/29/2049 (b)	8,105,000	6,159,800
USB Realty Corp.
6.091% due 12/22/2049 (b)(g)	2,600,000	1,898,000
Vita Capital III, Ltd., Series B-I
3.7975% due 01/01/2011 (b)(g)	4,280,000	4,154,596
Vornado Realty LP
5.60% due 02/15/2011	2,000,000	1,919,054
W.R. Berkley Corp.
6.15% due 08/15/2019	699,000	663,896
Wachovia Capital Trust III
5.80% due 08/29/2049 (b)	3,220,000	2,189,600
Wachovia Corp., MTN
5.50% due 05/01/2013	2,500,000	2,392,752
Waddell & Reed Financial, Inc.
5.60% due 01/15/2011	1,600,000	1,591,360
Washington Mutual Bank FA
3.3631% due 01/15/2015 (b)	1,070,000	804,292
Washington Mutual Preferred Funding Delaware
6.534% due 03/29/2049 (b)(g)	1,000,000	444,020
WEA Finance LLC
7.125% due 04/15/2018 (g)	2,000,000	2,050,196
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010 (g)	721,000	707,561
White Mountains Re Group, Ltd.
7.506% due 05/29/2049 (b)(g)	4,930,000	3,735,954
XL Capital, Ltd.
5.25% due 09/15/2014	741,000	672,160
XL Capital, Ltd., Series E
6.50% due 12/31/2049 (b)	1,715,000	1,157,625
		430,168,014
Industrial - 1.46%
BAE Systems 2001 Asset Trust PLC
6.664% due 09/15/2013 (g)	1,873,714	1,929,181
7.156% due 12/15/2011 (g)	788,348	815,879

The accompanying notes are an integral part of the financial statements.

8

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
BE Aerospace, Inc.
8.50% due 07/01/2018	$1,090,000	$1,096,812
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (g)	575,000	563,500
BWAY Corp.
10.00% due 10/15/2010	2,225,000	2,225,000
Caterpillar, Inc.
7.25% due 09/15/2009	687,000	714,945
CMA CGM SA
7.25% due 02/01/2013 (g)	2,610,000	2,492,550
General Electric Company
5.00% due 02/01/2013	4,125,000	4,154,692
Jabil Circuit, Inc.
5.875% due 07/15/2010	853,000	832,741
Masco Corp.
4.80% due 06/15/2015	2,540,000	2,212,076
6.125% due 10/03/2016	2,000,000	1,812,270
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	1,850,000	1,891,625
Overseas Shipholding Group, Inc.
8.75% due 12/01/2013	425,000	446,250
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	1,825,000	1,460,000
Tyco Electronics Group SA
6.55% due 10/01/2017	6,840,000	6,901,341
7.125% due 10/01/2037	2,000,000	2,047,536
Union Pacific Corp.
5.70% due 08/15/2018	3,300,000	3,220,279
Waste Management, Inc.
7.75% due 05/15/2032	625,000	695,332
		35,512,009
Technology - 0.23%
Electronic Data Systems Corp.
7.125% due 10/15/2009	148,000	152,627
Fiserv, Inc.
6.80% due 11/20/2017	1,600,000	1,618,615
Oracle Corp.
5.75% due 04/15/2018	1,750,000	1,748,504
Xerox Corp.
6.75% due 02/01/2017	2,230,000	2,247,423
		5,767,169
Utilities - 3.40%
AES Eastern Energy LP, Series 99-A
9.00% due 01/02/2017	3,019,215	3,223,012
AES Gener SA
7.50% due 03/25/2014	906,000	971,478
American Electric Power Company, Inc.
5.25% due 06/01/2015	540,000	520,046
Appalachian Power Company
5.80% due 10/01/2035	1,961,000	1,669,252
7.00% due 04/01/2038	1,755,000	1,736,762
Arizona Public Service Company
5.50% due 09/01/2035	1,118,000	846,297
BVPS II Funding Corp.
8.89% due 06/01/2017	967,000	1,027,674
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	535,000	535,992

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Commonwealth Edison Company
5.80% due 03/15/2018	$1,900,000	$1,854,731
Constellation Energy Group
7.60% due 04/01/2032	1,850,000	1,853,112
Dominion Resources, Inc.
5.70% due 09/17/2012	368,000	373,645
6.30% due 09/30/2066 (b)	3,200,000	2,928,810
7.50% due 06/30/2066 (b)	1,680,000	1,563,032
Empresa Nacional De Electricidad
8.50% due 04/01/2009	412,000	423,285
Enel Finance International SA
6.25% due 09/15/2017 (g)	2,335,000	2,362,723
Enersis SA
7.375% due 01/15/2014	633,000	672,352
Entergy Louisiana LLC
8.09% due 01/02/2017	3,476,307	3,385,645
Exelon Generation Company, LLC
6.95% due 06/15/2011	2,033,000	2,101,250
FirstEnergy Corp.
6.45% due 11/15/2011	481,000	493,554
7.375% due 11/15/2031	1,299,000	1,412,530
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	1,655,000	1,721,200
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (g)	7,280,000	7,431,147
Jersey Central Power & Light Company, Series WI
6.40% due 05/15/2036	2,000,000	1,857,468
Michigan Consolidated Gas Company
5.70% due 03/15/2033	736,000	662,081
Midwest Generation LLC, Series B
8.56% due 01/02/2016	1,143,676	1,180,846
National Grid PLC
6.30% due 08/01/2016	2,515,000	2,518,302
Nevada Power Company
5.875% due 01/15/2015	1,785,000	1,781,798
6.65% due 04/01/2036	2,330,000	2,248,916
NiSource Finance Corp.
6.15% due 03/01/2013	977,000	974,429
6.80% due 01/15/2019	2,555,000	2,505,558
7.875% due 11/15/2010	814,000	844,130
Pacific Gas & Electric Company
4.20% due 03/01/2011	2,329,000	2,309,469
4.80% due 03/01/2014	598,000	582,701
PNPP II Funding Corp.
9.12% due 05/30/2016	796,000	895,591
PPL Energy Supply LLC
6.50% due 05/01/2018	2,000,000	1,953,344
Progress Energy, Inc.
5.625% due 01/15/2016	2,000,000	1,979,072
PSEG Power LLC
5.00% due 04/01/2014	736,000	699,651
8.625% due 04/15/2031	736,000	887,127
Public Service Company of New Mexico
4.40% due 09/15/2008	667,000	664,693
Scottish Power PLC
4.91% due 03/15/2010	1,265,000	1,267,772
Sempra Energy
4.75% due 05/15/2009	437,000	438,560

The accompanying notes are an integral part of the financial statements.

9

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern Union Company
7.20% due 11/01/2066 (b)	$4,880,000	$3,937,823
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013 (g)	798,000	803,861
Tampa Electric Company
6.55% due 05/15/2036	2,000,000	1,961,408
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)	1,415,000	1,425,843
6.50% due 10/27/2036 (g)	2,845,000	2,639,821
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)	2,150,000	2,107,000
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011 (g)	344,000	347,678
Veolia Environnement
6.00% due 06/01/2018	2,400,000	2,394,492
Virginia Electric and Power Company
6.00% due 01/15/2036	2,000,000	1,864,562
		82,841,525
TOTAL CORPORATE BONDS
(Cost $962,235,684)		$900,229,746
MUNICIPAL BONDS - 0.26%
District of Columbia - 0.20%
George Washington University, DC, Series B
5.095% due 09/15/2032	4,850,000	4,850,000
Louisiana - 0.06%
St. John Baptist Parish of Louisiana
5.125% due 06/01/2037	1,755,000	1,568,619
TOTAL MUNICIPAL BONDS
(Cost $6,382,256)		$6,418,619
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.10%
GS Mortgage Securities Corp. II, Series 2006-GG8,
Class X
0.6523% IO due 11/10/2039	58,849,093	1,905,504
Trapeza CDO LLC Series 2007-12A, Class B
3.2875% due 04/06/2042 (b)(g)	3,000,000	1,870,890
American Home Mortgage Assets, Series 2006-6,
Class A1A
2.6725% due 11/25/2036 (b)	2,435,411	1,680,774
American Home Mortgage Assets, Series 2006-6,
Class XP
3.4005% IO due 12/25/2046	47,964,376	2,143,408
American Home Mortgage Assets, Series 2007-5,
Class XP
3.9814% IO due 06/25/2047	34,933,581	1,703,951
American Home Mortgage Investment Trust, Series
2007-1, Class GIOP
2.0784% IO due 05/25/2047	30,636,807	1,524,324
American Home Mortgage Investment Trust,
Series 2004-4, Class 5A
4.44% due 02/25/2045	4,200,411	3,751,123
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (g)	2,850,000	2,527,594
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	1,602,716	1,593,667

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2042 (b)	$2,524,154	$2,188,124
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.3524% due 09/10/2047 (b)	3,075,000	2,955,595
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class A3
5.9014% due 05/10/2045 (b)	5,245,000	5,189,209
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	4,420,000	4,330,923
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A3A
5.60% due 08/10/2013	4,215,000	4,129,299
Banc of America Funding Corp., Series 2006-B,
Class 6A1
5.8816% due 03/20/2036 (b)	2,621,504	2,415,971
Banc of America Funding Corp., Series 2006-D, Class 6B1
5.9439% due 05/20/2036 (b)	1,712,439	609,445
Banc of America Funding Corp., Series 2007-E, Class 4A1
5.8709% due 09/20/2037 (b)	1,907,741	1,825,831
Banc of America Large Loan, Series 2005-MIB1, Class B
2.7313% due 03/15/2022 (b)(g)	4,495,000	4,282,784
Banc of America Large Loan, Series 2006-BIX1, Class C
2.6512% due 10/15/2019 (b)(g)	5,214,117	4,898,159
Bank of America Commercial Mortgage, Inc., Series 2001-3, Class A1
4.89% due 04/11/2037	235,730	236,059
Bear Stearns Alt-A Trust, Series 2005-3, Class B2
5.5649% due 04/25/2035 (b)	1,024,188	512,574
Bear Stearns Asset Backed Securities, Inc., Series 2003-AC4, Class A
5.00% due 09/25/2033	502,172	439,333
Bear Stearns Asset Backed Securities, Inc., Series 2004-AC5, Class A1
5.25% due 10/25/2034	436,579	401,859
Bear Stearns Commercial Mortgage Securities, Inc.
4.95% due 06/11/2041 (g)	2,690,000	2,011,909
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T10, Class A2
4.74% due 03/13/2040	4,554,000	4,417,075
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2004-PWR5, Class X1
0.2187% IO due 07/11/2042 (b)	32,652,885	540,395
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2004-T16, Class X1
0.2659% IO due 08/13/2046 (b)(g)	30,655,559	472,819
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	2,347,708	2,005,545
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2006-BBA7, Class G
2.9113% due 03/15/2019 (b)(g)	2,300,000	2,054,113
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2006-PW14, Class D
5.412% due 12/11/2038 (g)	2,245,000	1,534,338

The accompanying notes are an integral part of the financial statements.

10

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2006-T24, Class AY
0.4256% IO due 10/12/2041	$175,043,124	$3,044,210
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	3,955,000	3,903,390
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
3.105% due 12/25/2036 (b)	2,181,938	1,571,728
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	1,470,381	1,543,808
Chaseflex Trust, Series 2005-2, Class 4A1
5.00% due 06/25/2035	2,360,180	2,262,823
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.9153% due 03/15/2049 (b)	3,544,000	3,456,965
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-1, Class 2B1
5.6693% due 04/25/2035 (b)	1,559,801	721,888
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A
5.8311% due 12/25/2035 (b)	1,998,812	1,641,580
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 2A3
5.00% due 08/25/2035	1,290,268	1,237,045
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class C
5.3995% due 09/15/2020 (b)	1,055,000	908,242
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.3995% due 09/15/2020 (b)	2,080,000	2,005,721
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	2,475,141	2,325,388
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.3995% due 06/10/2044 (b)	2,450,635	2,120,528
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
2.6713% due 11/15/2017 (b)(g)	2,844,108	2,692,553
Commercial Mortgage Pass-Through Certificates,
Series 2006-C7, Class A3
5.8993% due 06/10/2046 (b)	3,220,000	3,193,642
Countrywide Alternative Loan Trust, Series
2006-OA3, Class X
2.2278% IO due 05/25/2036 (b)	15,301,571	697,585
Countrywide Alternative Loan Trust,
Series 2004-J7, Class 1A2
4.673% due 08/25/2034 (b)	66,292	64,977
Countrywide Alternative Loan Trust,
Series 2005-59, Class 2X
2.7414% IO due 11/20/2035 (b)	38,203,669	1,361,006
Countrywide Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.50% due 05/25/2036	2,252,756	1,530,466
Countrywide Alternative Loan Trust,
Series 2006-OA10, Class XPP
1.9156% IO due 08/25/2046 (b)	19,683,229	719,782

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Countrywide Alternative Loan Trust,
Series 2006-OA8, Class X
1.9608% IO due 07/25/2046 (b)	$36,852,542	$1,565,584
Countrywide Alternative Loan Trust,
Series 2007-OA8, Class X
2.00% IO due 08/25/2047 (b)	22,700,508	874,873
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB2, Class 4A
4.5197% due 07/20/2034 (b)	5,055,843	4,936,421
Countrywide Home Loans,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	684,973	652,282
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A2
5.246% due 12/15/2039	6,500,000	6,381,742
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
2.7013% due 04/15/2008 (b)(g)	4,095,000	3,877,074
Crown Castle Towers LLC, Series 2006-1A, Class F
6.6496% due 11/15/2036 (g)	6,825,000	6,002,119
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (g)	2,775,000	2,366,869
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035 (g)	3,195,000	3,030,330
Crown Castle Towers LLC, Series 2006-1A, Class E
6.0652% due 11/15/2036 (g)	2,730,000	2,430,601
CS First Boston Mortgage Securities Corp,
Series 2005-C5, Class F
5.10% due 08/15/2038 (b)	3,000,000	2,331,140
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	1,680,429	1,682,742
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	1,592,913	1,623,735
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	980,254	1,000,375
CS First Boston Mortgage Securities Corp.,
Series 2003-CPN1, Class A2
4.597% due 03/15/2035	5,125,000	4,907,882
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	539,140	521,050
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.1712% IO due 02/15/2038 (g)	58,072,543	559,883
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037	2,881,947	2,468,741
CS First Boston Mortgage Securities Corp.,
Series 2005-TF2A, Class K
3.6713% due 09/15/2020 (b)(g)	1,000,000	912,342
DSLA Mortgage Loan Trust, Series 2005-AR5,
Class X2
3.3879% IO due 08/19/2045	37,204,657	1,185,898
Federal Home Loan Mortgage Corp.,
Series 2005-3019, Class MD
4.75% due 01/15/2031	1,491,241	1,498,782

The accompanying notes are an integral part of the financial statements.

11

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032	$1,999,156	$2,025,549
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	180,238	187,351
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	346,325	368,180
First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1
5.2168% due 11/25/2034 (b)	722,809	630,504
First Horizon Alternative Mortgage Securities,
Series 2006-AA2, Class B1
6.1565% due 05/25/2036 (b)	1,290,462	228,319
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	1,394	1,393
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	378,237	381,179
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A1
6.079% due 05/15/2033	37,087	37,500
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	1,102,786	1,121,020
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	735,191	735,741
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC
0.1427% IO due 06/10/2048 (b)(g)	90,900,822	995,819
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	2,171,263	1,868,101
G-Force LLC, Series 2005-RR2, Class A4B
5.422% due 12/27/2039 (g)	2,425,000	1,872,524
Global Signal Trust, Series 2004-2A, Class D
5.093% due 12/15/2014 (g)	1,700,000	1,615,850
Global Signal Trust, Series 2006-1, Class E
6.495% due 02/15/2036 (g)	2,205,000	2,124,207
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class F
7.0496% due 05/15/2037 (g)	725,000	678,016
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class B
5.6826% due 05/10/2040 (b)	6,983,000	6,912,477
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1
5.6372% due 04/19/2036 (b)	1,370,150	1,254,373
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A3
2.7625% due 06/25/2045 (b)	659,625	467,363
Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A2
2.8425% due 10/25/2045 (b)	3,027,117	2,106,614
Greenpoint Mortgage Funding Trust,
Series 2006-AR1, Class A2A
2.8525% due 02/25/2036 (b)	4,884,790	3,249,349

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class C
5.554% due 02/10/2017	$1,695,000	$1,209,932
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class F
5.633% due 02/10/2017	935,000	595,350
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	976,771	953,946
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A2
5.117% due 04/10/2037	4,305,000	4,296,160
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
0.2187% IO due 07/10/2039 (b)(g)	102,652,163	1,626,123
GSR Mortgage Loan Trust, Series 2004-9, Class B1
4.8207% due 08/25/2034 (b)	1,732,938	1,383,366
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 3A1
5.3768% due 01/25/2036 (b)	2,624,019	2,428,272
Harborview Mortgage Loan Trust, Series 2005-16,
Class 2A1B
2.8125% due 01/19/2036 (b)	1,602,957	1,032,564
Harborview Mortgage Loan Trust,
Series 2004-7, Class 2A3
6.5635% due 11/19/2034 (b)	878,396	743,477
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X
3.3069% IO due 09/19/2035 (b)	26,240,315	541,206
Harborview Mortgage Loan Trust,
Series 2006-SB1, Class A1A
4.378% due 12/19/2036 (b)	3,352,200	2,361,783
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.3509% IO due 05/19/2047	71,864,242	516,524
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.3508% IO due 07/19/2047	72,105,747	540,793
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3436% IO due 08/19/2037 (g)	50,131,990	360,324
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
2.9575% due 10/03/2015 (b)(g)	335,000	335,059
IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1
5.2962% due 01/25/2035	1,049,140	530,991
Indymac Index Mortgage Loan Trust,
Series 2005-AR18, Class 1X
3.7389% IO due 10/25/2036	64,795,902	1,457,908
Indymac Index Mortgage Loan Trust,
Series 2005-AR18, Class 2X
2.8832% IO due 10/25/2036 (b)	77,255,823	1,251,544
IndyMac Index Mortgage Loan Trust,
Series 2005-AR5, Class B1
5.594% due 05/25/2035 (b)	1,691,665	912,642
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1B1
6.3844% due 08/25/2036 (b)	1,655,842	157,340
JP Morgan Chase Commercial Mortgage Securities Corp, Series 2005-LDP5, Class G
5.4995% due 12/15/2044 (b)	2,460,000	1,858,519

The accompanying notes are an integral part of the financial statements.

12

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4
5.3445% due 12/15/2044 (b)	$7,990,000	$7,695,930
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	2,568,266	2,589,208
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	430,918	428,618
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4
6.0654% due 04/15/2045 (b)	2,675,000	2,627,610
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045 (b)	4,530,000	4,310,035
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class X
0.7622% IO due 05/15/2045 (b)	89,306,238	2,686,501
JP Morgan Commercial Mortgage Finance Corp.,
Series 1997-C5, Class D
7.351% due 09/15/2029	1,053,378	1,072,359
JP Morgan Mortgage Trust, Series 2006-A7,
Class 2A5
5.8095% due 01/25/2037 (b)	4,116,475	3,353,580
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP3, Class A4B
4.996% due 08/15/2042 (b)	2,675,000	2,525,289
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	1,335,000	1,139,036
JPMorgan Mortgage Trust, Series 2005-S2,
Class 2A16
6.50% due 09/25/2035	1,697,656	1,671,131
JPMorgan Mortgage Trust, Series 2005-S3,
Class 2A2
5.50% due 01/25/2021	2,433,552	2,364,349
LB-UBS Commercial Mortgage Trust,
Series 2005-C2, Class E
5.456% due 04/15/2030 (b)	2,990,000	2,407,896
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	1,470,381	1,524,599
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class XCL
0.2587% IO due 03/17/2020 (b)(g)	47,184,006	816,444
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 06/17/2015 (b)(g)	1,264,528	954,115
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	2,881,947	2,875,664
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.0804% due 06/15/2038 (b)	3,165,000	3,116,697
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	6,477,736	5,488,037
Lehman XS Trust, Series 2007-5H, Class 3A4
6.45% due 05/25/2037	647	468
Mastr Adjustable Rate Mortgages Trust,
Series 2004-13, Class 2A1
3.8178% due 04/21/2034 (b)	2,986,841	2,975,551

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Mastr Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
4.6056% due 08/25/2034 (b)	$4,147,172	$3,816,561
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
6.7385% due 03/25/2035 (b)	7,472,988	6,462,496
Mastr Adjustable Rate Mortgages Trust,
Series 2006-2, Class 4A1
4.9797% due 02/25/2036 (b)	8,381,012	7,732,140
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class X
0.564% due 02/12/2051 (g)	54,667,542	1,640,026
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A4
4.864% due 08/12/2039 (b)	1,588,012	1,509,985
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class XC
0.0803% IO due 08/12/2020 (g)	276,699,654	1,424,256
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class XP
0.2907% IO due 07/12/2038 (b)	235,423,746	1,517,871
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6
5.4161% due 11/12/2037 (b)	2,855,000	2,755,641
Merrill Lynch Mortgage Trust, Series 2006-C2, Class X
0.5591% IO due 08/12/2026	77,468,383	1,668,545
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4
6.1045% due 06/12/2046 (b)	4,565,000	4,497,402
MLCC Mortgage Investors, Inc., Series 2005-A, Class A1
3.125% due 03/25/2030 (b)	141,432	133,210
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M1
5.9501% due 09/25/2037 (b)	1,452,863	1,119,579
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M2
5.9501% due 09/25/2037 (b)	546,948	426,342
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M3
5.9501% due 09/25/2037 (b)	353,967	242,761
Morgan Stanley Capital I, Series 2006-IQ12, Class E
5.538% due 12/15/2043 (b)	2,170,000	1,529,763
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.94% due 09/13/2045	926,269	914,228
Morgan Stanley Capital I, Series 2005-HQ7,
Class A2
5.3786% due 11/14/2042 (b)	2,185,000	2,153,090
Morgan Stanley Capital I, Series 2005-HQ7,
Class A4
5.3786% due 11/14/2042 (b)	2,795,000	2,723,601
Morgan Stanley Capital I, Series 2005-IQ10,
Class A4A
5.23% due 09/15/2042 (b)	2,535,000	2,437,532
Morgan Stanley Capital I, Series 2005-IQ9, Class X1
0.2101% IO due 07/15/2056 (b)(g)	36,925,873	887,779
Morgan Stanley Capital I, Series 2005-T17, Class X1
0.1614% IO due 12/31/2041 (b)(g)	75,224,114	929,860

The accompanying notes are an integral part of the financial statements.

13

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Morgan Stanley Capital I,
Series 2007-SRR3, Class A
2.7787% due 12/20/2049 (b)(g)	$3,000,000	$1,650,000
Morgan Stanley Capital I,
Series 2007-SRR3, Class B
3.2025% due 12/20/2049 (b)(g)	3,000,000	750,000
Morgan Stanley Dean Witter Capital I,
Series 2003-HYB1, Class A2
5.2166% due 03/25/2033 (b)	3,947,412	3,744,967
Multi Security Asset Trust, Series 2005-RR4A,
Class F
5.88% due 11/28/2035 (b)(g)	580,000	290,000
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
4.8265% due 05/25/2035 (b)	1,756,775	1,371,429
Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5
5.951% due 12/25/2035 (b)	2,550,666	2,100,599
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A1
6.50% due 07/25/2036	3,451,532	2,344,884
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	597,324	611,671
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	1,158,483	1,185,613
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	4,670,000	4,449,086
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (g)	755,000	686,077
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035 (g)	3,998,000	3,858,570
SBA CMBS Trust, Series 2005-1A, Class D
6.219% due 11/15/2035 (g)	615,000	577,331
SBA CMBS Trust, Series 2005-1A, Class E
6.706% due 11/15/2035 (g)	545,000	514,278
Sequoia Mortgage Trust, Series 2005-3, Class A1
2.6819% due 04/15/2032 (b)	286,738	254,402
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 6A1
5.2467% due 09/25/2035 (b)	2,363,464	2,202,476
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.582% due 07/15/2027 (b)(g)	347,356	346,760
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
6.0543% due 03/25/2033 (b)	2,597,198	2,103,579
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036 (g)	4,800,000	4,680,749
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class E
5.5301% due 12/15/2044 (b)	3,640,000	2,873,543
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.1036% IO due 03/15/2042 (g)	47,386,891	341,295
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class AJ
4.793% due 05/15/2044	1,862,483	1,590,669

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
WAMU Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A
6.1145% due 03/23/2045 (g)	$2,536,356	$2,479,288
WAMU Mortgage Pass Through Certificates, Series 2005-AR19, Class A1B3
2.8325% due 12/25/2045 (b)	1,139,001	872,950
WAMU Mortgage Pass Through Certificates, Series 2006-AR4, Class 1A1B
4.468% due 05/25/2046 (b)	2,858,342	1,836,475
WAMU Mortgage Pass Through Certificates,
Series 2005-AR13, Class B1
3.0825% due 10/25/2045 (b)	3,911,527	2,031,778
WAMU Mortgage Pass Through Certificates,
Series 2005-AR6, Class B1
3.0825% due 04/25/2045 (b)	4,311,875	2,326,201
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
1.3302% IO due 06/25/2017	161,655,268	1,818,622
WAMU Mortgage Pass Through Certificates,
Series 2007-OA6, Class 1XPP
1.5271% IO due 07/25/2047	86,998,322	1,060,292
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-AR19,
Class B1
3.1825% due 12/25/2045 (b)	2,295,289	918,116
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2007-1,
Class B1
6.1997% due 02/25/2037 (b)	1,953,788	457,205
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-6,
Class 1CB
6.50% due 08/25/2035	1,252,357	1,188,957
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
1.1359% IO due 04/25/2047	70,714,611	972,326
Washington Mutual Mortgage Pass-Through,
Series 2005-1, Class 6A1
6.50% due 03/25/2035	757,030	703,565
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A3
5.6523% due 10/25/2036 (b)	4,494,679	3,876,932
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-7, Class 2A2
5.00% due 07/25/2019	1,844,284	1,786,650
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $407,022,220)		$367,924,758
ASSET BACKED SECURITIES - 5.54%
Alesco Preferred Funding, Ltd., Series 12A, Class B
3.3131% due 07/15/2037 (b)(g)	1,910,000	1,394,300
Alesco Preferred Funding, Ltd., Series 14A, Class B
3.4513% due 09/23/2037 (b)(g)	2,410,000	1,205,000
Alesco Preferred Funding, Ltd.,
Series 15A, Class B1
3.4813% due 12/23/2037 (b)(g)	935,000	682,550
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A6
6.51% due 08/25/2027	42,872	42,163

The accompanying notes are an integral part of the financial statements.

14

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ansonia CDO, Ltd.
5.812% due 07/28/2046 (g)	$6,050,000	$2,117,500
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)(g)	2,400,000	1,920,000
Anthracite, Ltd., Series 2002-CIBA, Class A
2.9313% due 05/24/2017 (b)(g)	2,645,816	2,381,235
Arbor Realty Mortgage Securities,
Series 2006-1A, Class C
3.5069% due 12/26/2041 (b)(g)	1,895,000	1,166,524
Arbor Realty Mortgage Securities,
Series 2006-1A, Class F
3.9569% due 01/26/2042 (b)(g)	3,145,000	1,635,840
Argent Securities, Inc., Series 2004-W1, Class M3
4.345% due 03/25/2034 (b)	536,595	318,264
Capital Trust Re CDO, Ltd., Series 2005-1A,
Class C
3.2319% due 03/20/2050 (b)(g)	1,250,000	848,250
Capital Trust Re CDO, Ltd., Series 2005-1A, Class E
4.5819% due 03/20/2050 (b)(g)	834,000	375,300
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
2.9519% due 03/20/2050 (b)(g)	1,600,000	1,120,000
Capital Trust Re CDO, Ltd., Series 2005-3A,
Class A1
5.094% due 06/25/2035 (g)	2,753,606	2,478,245
Centex Home Equity, Series 2004-D, Class AF4
4.68% due 06/25/2032	780,000	665,570
Centex Home Equity, Series 2005-A, Class M4
3.2825% due 01/25/2035 (b)	875,000	707,657
Chase Credit Card Master Trust, Series 2003-6,
Class A
2.5812% due 02/15/2011 (b)	4,800,000	4,797,299
Chase Issuance Trust, Series 2008-A1, Class A1
2.9213% due 01/15/2012 (b)	3,200,000	3,197,539
Contimortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.10% due 08/15/2025	24,236	20,104
Credit-Based Asset Servicing and Securitization,
Series 2005-CB8, Class AF2
5.303% due 12/25/2035	2,978,495	2,905,837
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036 (b)	4,772,634	4,632,451
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 09/25/2036 (g)	2,560,000	2,049,490
Crest, Ltd., Series 2000-1A, Class C
7.75% due 08/31/2036 (g)	3,450,000	3,415,500
Crest, Ltd., Series 2002-IGA, Class A
3.3569% due 07/28/2017 (b)(g)	6,532,611	6,346,976
Crest, Ltd., Series 2003-1A, Class B1
3.5956% due 05/28/2038 (b)(g)	2,400,000	2,102,941
CW Capital Cobalt I, Series 2005-1A, Class A1
2.9181% due 05/25/2045 (b)(g)	860,165	749,643
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031 (g)	15,150,000	13,940,273
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (g)	970,000	860,603
Dillon Read CMBS CDO, Ltd.,Series 2006-1A,
Class A3
3.3731% due 12/05/2046 (g)	4,755,000	1,521,600

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class M1
7.629% due 04/27/2037 (g)	$2,940,000	$2,278,500
Equity One ABS, Inc., Series 2004-1, Class M2
5.115% due 04/25/2034	426,596	299,360
Equity One ABS, Inc., Series 2004-1, Class M3
5.26% due 04/25/2034	377,032	238,523
Equity One ABS, Inc., Series 2004-2, Class AV2
2.7325% due 07/25/2034 (b)	32,203	26,849
Fremont Home Loan Trust, Series 2004-4, Class M7
4.2025% due 03/25/2035 (b)	732,531	210,070
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.9846% due 06/25/2036 (b)	7,000,000	5,311,250
Highland Park CDO, Ltd., Series 2006-1A, Class A2
3.0381% due 11/25/2051 (b)(g)	7,570,000	5,524,586
JER CDO, Series 2006-2A, Class AFL
2.8125% due 03/25/2045 (b)(g)	3,700,000	1,665,000
JER CDO, Series 2006-2A, Class FFL
3.9825% due 03/25/2045 (b)(g)	2,000,000	240,000
Lehman XS Trust, Series 2005-5N, Class 3A2
2.8425% due 11/25/2035 (b)	3,336,116	2,077,771
Lehman XS Trust, Series 2006-2N, Class 1A2
2.8225% due 02/25/2046 (b)	7,282,127	4,229,620
LNR CDO, Ltd., Series 2006-1A, Class BFL
2.9325% due 05/28/2043 (b)(g)	3,300,000	660,363
Long Beach Mortgage Loan Trust,
Series 2002-2, Class M2
4.2825% due 07/25/2032 (b)	1,284,146	457,719
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
3.595% due 02/25/2034 (b)	1,200,000	984,012
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 07/25/2034 (b)	990,000	834,980
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
3.395% due 12/24/2050 (g)	2,690,000	1,593,556
North Street Referenced Linked Notes, Series
2000-1A, Class C
4.6494% due 07/30/2010 (b)(g)	2,500,000	1,575,000
N-Star Real Estate CDO, Ltd.
2.7425% due 07/27/2040 (b)(g)	2,800,000	2,240,000
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class C
3.0825% due 06/22/2051 (g)	3,000,000	1,344,900
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
3.2094% due 02/01/2041 (b)(g)	2,360,000	1,354,829
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
3.4094% due 02/01/2041 (b)(g)	2,360,000	1,277,798
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
3.0825% due 01/25/2034 (b)	761,275	618,100
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	5,160,000	4,954,146
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 02/25/2037	4,000,000	3,844,364

The accompanying notes are an integral part of the financial statements.

15

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AF3
4.9813% due 09/25/2035 (b)	$2,325,071	$2,315,891
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A2
5.35% due 01/25/2036 (b)	3,700,000	3,697,501
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.417% due 12/25/2048	6,590,861	5,668,141
RAIT Preferred Funding, Ltd., Series 2007-2A,
Class B
5.665% due 06/25/2045 (b)(g)	3,000,000	1,528,950
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3
4.499% due 07/25/2035	1,158,407	1,148,683
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934% due 07/25/2035	1,870,000	1,726,298
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	864,514	782,926
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032 (b)	735,727	625,395
Residential Asset Mortgage Products, Inc.,
Series 2004-RZ3, Class AI4
4.572% due 05/25/2033 (b)	624,421	575,673
Structured Asset Securities Corp.,
Series 2004-19XS, Class A2
4.37% due 10/25/2034	54,167	53,712
Structured Asset Securities Corp.,
Series 2004-6XS, Class M1
4.92% due 03/25/2034	655,447	570,488
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	166,406	165,085
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 11/25/2028 (b)	2,451,000	2,342,540
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
2.8625% due 02/25/2052 (b)(g)	5,000,000	2,750,000
Lehman XS Trust, Series 2005-7N, Class 1A1B
2.7825% due 12/25/2035 (b)	2,370,542	1,574,128
TOTAL ASSET BACKED SECURITIES
(Cost $175,164,992)		$134,965,361
SUPRANATIONAL OBLIGATIONS - 0.10%
Financial - 0.04%
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	1,005,000	1,056,207
Government - 0.06%
Central American Bank for Economic Integration
6.75% due 04/15/2013 (g)	638,000	679,727
Corporacion Andina de Fomento
5.20% due 05/21/2013	736,000	727,042
		1,406,769
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,519,989)		$2,462,976

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCK - 0.00%
Financial - 0.00%
R.A.B. Holdings, Inc. *	16	$16
TOTAL COMMON STOCKS (Cost $87,222)		$16
PREFERRED STOCKS - 0.32%
Communications - 0.07%
Telephone & Data Systems, Inc., 7.60% *	80,100	1,672,488
Consumer, Non-cyclical - 0.08%
Ocean Spray Cranberries, Inc., 6.25% *	22,216	2,031,375
Financial - 0.17%
Bank of America Corp., 8.00% *	2,000,000	1,873,740
Merrill Lynch & Company, Inc., Series MER,
8.625% *	94,700	2,167,683
R.A.B. Holdings, Inc., 11.00% *	7	1,050
		4,042,473
TOTAL PREFERRED STOCKS (Cost $8,312,870)		$7,746,336
TERM LOANS - 0.03%
Consumer, Cyclical - 0.03%
East Valley Tourist Development 10.88% due 08/06/2012 (b)	725,000	717,750
TOTAL TERM LOANS (Cost $719,030)		$717,750
REPURCHASE AGREEMENTS - 0.65%
Repurchase Agreement with State
Street Corp. dated 06/30/2008 at
1.80% to be repurchased at
$15,794,789 on 07/01/2008,
collateralized by $3,095,000
Federal Home Loan Mortgage
Corp., zero coupon due
07/28/2008 (valued at
$3,091,131, including interest) and
$12,980,000 Federal National
Mortgage Association, 3.20% due
05/06/2010 (valued at
$13,021,536, including interest)
	$15,794,000	$15,794,000
TOTAL REPURCHASE AGREEMENTS
(Cost $15,794,000)		$15,794,000
SHORT TERM INVESTMENTS - 14.44%
Federal Home Loan Bank Discount Notes 2.04% due 07/01/2008 (f)	$4,100,000	$4,100,000
Federal Home Loan Mortgage Corp. zero coupon due 07/17/2008	112,087,000	111,982,386
Federal National Mortgage Association Discount Notes
2.00% due 07/14/2008	134,880,000	134,777,716
John Hancock Cash
Investment Trust, 2.5657% (c)(h)	101,166,628	101,166,628
TOTAL SHORT TERM INVESTMENTS
(Cost $352,026,730)		$352,026,730
Total Investments (Active Bond Trust) (Cost $2,898,382,363) - 113.34%		$2,762,658,859
Liabilities in Excess of Other Assets - (13.34)%		(325,191,182)
TOTAL NET ASSETS - 100.00%		$2,437,467,677

The accompanying notes are an integral part of the financial statements.

16

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 9.18%
Government - 9.18%
4.75% due 02/15/2037	$3,459,000	$3,571,957
5.00% due 05/15/2037	825,900	887,585
5.375% due 02/15/2031	391,000	434,438
6.25% due 08/15/2023 to 05/15/2030	5,246,000	6,277,346
8.875% due 02/15/2019	965,000	1,344,516
1.75% due 03/31/2010	258,700	255,365
2.00% due 02/28/2010	406,000	403,050
2.75% due 02/28/2013	140,000	136,675
3.125% due 11/30/2009	39,000	39,405
3.25% due 12/31/2009	213,000	215,546
3.375% due 06/30/2013	1,341,000	1,341,209
3.50% due 05/31/2013	772,000	777,730
3.625% due 10/31/2009	390,000	396,551
3.875% due 05/15/2018	10,531,000	10,433,915
4.25% due 11/15/2017	436,900	446,286
4.50% due 05/15/2010	257,000	266,055
4.625% due 07/31/2009	8,000	8,189
6.125% due 11/15/2027	1,459,000	583,191
		27,819,009
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $27,582,011)		$27,819,009
U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.37%
Mortgage Securities - 42.37%
5.46% due 11/27/2015	2,048,893	2,011,821
3.90% due 01/15/2023	638,516	628,096
4.50% due 04/01/2028 to 03/01/2035	1,006,275	939,143
5.00% due 10/01/2014	482,481	485,487
5.50% due 01/01/2017 to 12/01/2099	15,717,492	15,704,386
5.744% due 05/01/2037 (b)	532,129	542,807
5.839% due 12/01/2036 (b)	363,090	370,511
5.87% due 01/01/2037 (b)	760,886	773,011
5.911% due 04/01/2037 (b)	230,164	235,256
5.919% due 04/01/2037 (b)	853,161	872,265
5.93% due 05/01/2037 (b)	158,699	161,047
5.944% due 03/01/2037 to 05/01/2037 (b)	227,785	231,376
5.991% due 10/01/2037 (b)	22,030	22,571
6.00% due 08/01/2016 to 05/01/2020	393,152	405,507
6.031% due 11/01/2037 (b)	133,055	136,167
6.147% due 09/01/2037 (b)	728,039	745,329
6.301% due 04/01/2037 (b)	393,038	403,431
6.322% due 06/01/2036 (b)	107,750	110,635
6.389% due 10/01/2037 (b)	257,722	265,515
6.561% due 11/01/2036 (b)	544,743	561,216
6.68% due 11/01/2036 (b)	660,176	680,403
4.00% due 05/01/2034	1,779,077	1,603,856
4.50% due 06/01/2013 to 09/01/2037	13,811,889	12,820,756
4.50% TBA **	2,000,000	1,928,750
5.00% due 07/01/2033 to 03/01/2038	7,710,089	7,427,868
5.00% TBA **	7,200,000	7,040,204
5.50% due 01/01/2017 to 07/01/2034	26,358,800	26,572,711
5.50% TBA **	17,500,000	17,357,949
5.743% due 05/01/2037 (b)	360,329	368,709
5.766% due 08/01/2037 (b)	513,466	525,286
5.881% due 02/01/2037 (b)	194,792	197,903
5.921% due 04/01/2037 (b)	980,569	1,005,452
5.932% due 07/01/2037 (b)	2,434	2,480

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Mortgage Securities (continued)
5.946% due 01/01/2037 (b)	$928,675	$950,536
5.977% due 04/01/2037 (b)	242,415	247,201
6.00% due 05/01/2021 to 11/01/2023	1,415,431	1,451,798
6.00% TBA **	2,300,000	2,343,395
6.006% due 04/01/2037 (b)	162,253	165,229
6.026% due 01/01/2037 (b)	231,337	235,941
6.052% due 07/01/2037 (b)	213,403	218,761
6.065% due 12/01/2036 (b)	313,089	319,794
6.097% due 12/01/2036 to 11/01/2037 (b)	1,005,565	1,027,774
6.125% due 12/01/2036 (b)	196,067	200,674
6.284% due 09/01/2037 (b)	707,849	727,496
6.50% due 03/01/2038 to 05/01/2038	2,125,642	2,189,743
7.00% due 11/01/2037 to 12/01/2037	1,082,443	1,136,227
6.50% TBA **	4,500,000	4,614,258
5.50% due 12/01/2099	8,000,000	7,916,875
6.50% due 12/15/2032	1,496,098	1,560,683
		128,444,289
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $127,895,258)		$128,444,289
FOREIGN GOVERNMENT OBLIGATIONS - 0.65%
Brazil - 0.18%
Federative Republic of Brazil 6.00% due 01/17/2017	540,000	550,530
Mexico - 0.17%
Government of Mexico
5.875% due 01/15/2014	251,000	261,040
6.05% due 01/11/2040	254,000	244,221
		505,261
United Arab Emirates - 0.30%
Emirate of Abu Dhabi
5.50% due 08/02/2012	900,000	926,412
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,963,324)		$1,982,203
CORPORATE BONDS - 20.74%
Basic Materials - 0.70%
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/2013	1,485,000	1,493,233
6.50% due 07/15/2018	610,000	611,851
		2,105,084
Communications - 2.86%
America Movil SAB de CV
6.125% due 11/15/2037	211,000	191,958
6.375% due 03/01/2035	235,000	223,225
AT&T Broadband Corp.
8.375% due 03/15/2013	1,843,000	2,028,714
AT&T, Inc.
6.40% due 05/15/2038	251,000	240,278
British Telecommunications PLC
5.95% due 01/15/2018	597,000	570,739
Corning, Inc.
7.25% due 08/15/2036	160,000	162,299
France Telecom SA
7.75% due 03/01/2011	520,000	550,701

The accompanying notes are an integral part of the financial statements.

17

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communications (continued)
Qwest Corp.
7.50% due 10/01/2014	$750,000	$721,875
Rogers Cable, Inc.
5.50% due 03/15/2014	150,000	144,394
Rogers Wireless, Inc.
6.375% due 03/01/2014	910,000	911,054
SBC Communications, Inc.
5.10% due 09/15/2014	720,000	705,795
Telecom Italia Capital SA
7.721% due 06/04/2038	270,000	274,357
Telefonica Emisiones SAU
5.855% due 02/04/2013	140,000	140,935
5.984% due 06/20/2011	740,000	750,945
Thomson Reuters Corp.
5.95% due 07/15/2013	350,000	351,407
6.50% due 07/15/2018	260,000	259,084
Time Warner Entertainment Company LP
8.375% due 07/15/2033	419,000	453,465
		8,681,225
Consumer, Cyclical - 1.55%
DaimlerChrysler N.A. Holding Corp., MTN
3.1381% due 03/13/2009 (b)	980,000	977,021
DaimlerChrysler NA Holding Corp.
6.50% due 11/15/2013	1,335,000	1,384,363
8.50% due 01/18/2031	170,000	196,556
McDonald’s Corp., MTN
6.30% due 03/01/2038	260,000	257,559
Nordstrom, Inc.
7.00% due 01/15/2038	500,000	477,253
Target Corp.
7.00% due 01/15/2038	335,000	343,474
Wal-Mart Stores, Inc.
6.20% due 04/15/2038	665,000	653,398
Yum! Brands, Inc.
6.875% due 11/15/2037	445,000	410,653
		4,700,277
Consumer, Non-cyclical - 2.45%
AstraZeneca PLC
5.40% due 09/15/2012	445,000	455,081
Coventry Health Care, Inc.
5.95% due 03/15/2017	685,000	595,753
Diageo Capital PLC
5.20% due 01/30/2013	540,000	540,617
5.75% due 10/23/2017	170,000	167,788
Dr Pepper Snapple Group, Inc.
6.82% due 05/01/2018	555,000	557,290
Estee Lauder Company, Inc.
5.55% due 05/15/2017	385,000	376,288
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	480,000	476,463
Kraft Foods, Inc.
6.125% due 02/01/2018	1,085,000	1,054,708
6.125% due 08/23/2018	355,000	343,789
Philip Morris International, Inc.
5.65% due 05/16/2018	540,000	524,859
Schering-Plough Corp.
6.55% due 09/15/2037	570,000	556,674

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
UnitedHealth Group, Inc.
6.875% due 02/15/2038	$435,000	$411,647
Wyeth
6.95% due 03/15/2011	1,302,000	1,378,287
		7,439,244
Diversified - 0.18%
Hutchison Whampoa International 03/33, Ltd.
7.45% due 11/24/2033 (g)	550,000	557,303
Energy - 2.90%
Devon Financing Corp., ULC
6.875% due 09/30/2011	920,000	976,450
El Paso Natural Gas Company
5.95% due 04/15/2017	170,000	164,039
Husky Energy, Inc.
6.80% due 09/15/2037	180,000	178,329
Husky Oil Company, Ltd.
7.55% due 11/15/2016	240,000	262,877
Kinder Morgan Energy Partners LP
5.95% due 02/15/2018	518,000	504,663
Kinder Morgan, Inc.
6.50% due 09/01/2012	1,080,000	1,053,000
Marathon Oil Corp.
5.90% due 03/15/2018	380,000	375,551
6.00% due 10/01/2017	180,000	178,973
6.60% due 10/01/2037	352,000	347,019
Petrobras International Finance Company
5.875% due 03/01/2018	965,000	928,276
6.125% due 10/06/2016	400,000	400,000
Petro-Canada
6.80% due 05/15/2038	360,000	352,623
Plains All American Pipeline LP
6.50% due 05/01/2018 (g)	536,000	534,001
Ras Laffan Liquefied Natural Gas Company, Ltd. III
6.332% due 09/30/2027 (g)	355,000	328,915
Southern Natural Gas Company
5.90% due 04/01/2017 (g)	320,000	305,707
Transocean, Inc.
6.00% due 03/15/2018	530,000	530,793
Weatherford International, Inc.
5.95% due 06/15/2012	275,000	280,434
6.35% due 06/15/2017	330,000	334,250
Weatherford International, Ltd.
7.00% due 03/15/2038	180,000	184,547
XTO Energy, Inc.
5.50% due 06/15/2018	205,000	195,771
6.375% due 06/15/2038	375,000	358,389
		8,774,607
Financial - 6.57%
ACE INA Holdings, Inc.
5.70% due 02/15/2017	225,000	215,998
6.70% due 05/15/2036	105,000	101,649
Allied Capital Corp.
6.625% due 07/15/2011	1,155,000	1,117,309
American Express Bank FSB
5.50% due 04/16/2013	325,000	317,778
American Express Company
8.15% due 03/19/2038	455,000	505,709

The accompanying notes are an integral part of the financial statements.

18

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
American Express Credit Corp., MTN
5.875% due 05/02/2013	$280,000	$279,059
Bank of America Corp.
5.375% due 06/15/2014	215,000	211,156
5.65% due 05/01/2018	540,000	504,137
Citigroup, Inc.
3.625% due 02/09/2009	480,000	479,302
5.50% due 04/11/2013	545,000	531,907
6.125% due 05/15/2018	540,000	516,762
8.40% due 04/29/2049 (b)	590,000	560,860
Credit Suisse New York
5.75% due 02/15/2018	805,000	775,149
Credit Suisse New York, MTN
5.00% due 05/15/2013	535,000	520,643
General Electric Capital Corp., Series A, MTN
3.75% due 12/15/2009	649,000	650,676
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	755,000	524,997
Goldman Sachs Group, Inc.
5.95% due 01/18/2018	155,000	148,793
6.15% due 04/01/2018	180,000	174,629
6.345% due 02/15/2034	300,000	254,319
6.75% due 10/01/2037	680,000	622,027
Health Care Property Investors, Inc.
5.65% due 12/15/2013	670,000	612,786
HSBC Holdings PLC
6.80% due 06/01/2038	375,000	353,146
JP Morgan Chase & Company
4.75% due 05/01/2013	355,000	345,011
6.00% due 01/15/2018	270,000	263,018
6.40% due 05/15/2038	535,000	496,232
JP Morgan Chase Bank NA, BKNT
6.00% due 10/01/2017	485,000	471,150
Lazard Group LLC
6.85% due 06/15/2017	695,000	612,984
7.125% due 05/15/2015	955,000	892,908
Lehman Brothers Holdings, Inc., MTN
5.625% due 01/24/2013	1,140,000	1,079,016
Liberty Mutual Group, Inc.
7.50% due 08/15/2036 (g)	431,000	376,913
Morgan Stanley, MTN
5.95% due 12/28/2017	660,000	599,151
6.625% due 04/01/2018	705,000	668,005
PNC Funding Corp.
5.25% due 11/15/2015	476,000	440,932
ProLogis
6.625% due 05/15/2018	120,000	118,207
Prudential Financial, Inc., MTN
5.70% due 12/14/2036	100,000	84,802
US Bank NA, MTN
5.92% due 05/25/2012	1,222,430	1,227,393
Wachovia Capital Trust III
5.80% due 08/29/2049 (b)	380,000	258,400
WEA Finance LLC
7.125% due 04/15/2018 (g)	1,445,000	1,481,267
Westfield Group
5.40% due 10/01/2012 (g)	529,000	518,446
		19,912,626

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Government - 0.19%
Export-Import Bank Of Korea
5.50% due 10/17/2012	$585,000	$579,324
Industrial - 0.27%
Burlington Northern Santa Fe Corp.
5.75% due 03/15/2018	365,000	356,754
Tyco International Group SA
6.375% due 10/15/2011	461,000	471,755
		828,509
Technology - 0.84%
Hewlett-Packard Company
5.50% due 03/01/2018	345,000	337,896
Oracle Corp.
4.95% due 04/15/2013	266,000	268,571
5.75% due 04/15/2018	784,000	783,330
Xerox Corp.
5.50% due 05/15/2012	355,000	350,897
5.65% due 05/15/2013	95,000	94,055
6.35% due 05/15/2018	715,000	705,776
		2,540,525
Utilities - 2.23%
Allegheny Energy Supply Company LLC
8.25% due 04/15/2012 (g)	375,000	390,937
CMS Energy Corp.
6.55% due 07/17/2017	285,000	270,518
Commonwealth Edison
6.15% due 09/15/2017	300,000	299,176
6.45% due 01/15/2038	350,000	340,855
DPL, Inc.
6.875% due 09/01/2011	830,000	864,181
Duke Energy Carolinas LLC
6.00% due 01/15/2038	515,000	502,266
Florida Power Corp.
5.65% due 06/15/2018	180,000	181,657
6.40% due 06/15/2038	450,000	457,046
Nevada Power Company, Series A
8.25% due 06/01/2011	560,000	602,110
Pacificorp
6.25% due 10/15/2037	475,000	469,721
Progress Energy, Inc.
6.85% due 04/15/2012	260,000	274,298
Southern California Edison Company, Series 08-A
5.95% due 02/01/2038	210,000	207,597
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)	1,883,000	1,897,429
		6,757,791
TOTAL CORPORATE BONDS (Cost $64,593,995)		$62,876,515
COLLATERALIZED MORTGAGE
OBLIGATIONS - 20.94%
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (g)	485,000	467,685
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class A4
4.668% due 07/10/2043	98,000	91,505
Banc of America Commercial Mortgage, Inc.,
Series 2008-1, Class A4
6.1575% due 12/10/2017 (b)	753,000	739,617

The accompanying notes are an integral part of the financial statements.

19

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2000-1, Class A2A
7.333% due 11/15/2031 (b)	$522,542	$533,897
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class B
6.309% due 06/11/2035	136,000	139,214
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	316,000	305,870
Banc of America Commercial Mortgage, Inc.,
Series 2004-1, Class A4
4.76% due 11/10/2039	858,000	824,740
Banc of America Commercial Mortgage, Inc.,
Series 2004-2, Class A5
4.58% due 02/10/2014	77,000	72,646
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.3524% due 09/10/2047 (b)	389,000	373,895
Bear Stearns Commercial Mortgage Securities, Inc., Series 2000-WF1, Class A2
7.78% due 02/15/2032 (b)	1,140,000	1,177,220
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-ESA, Class C
4.937% due 05/14/2016 (g)	868,000	878,808
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR6, Class A6
4.825% due 11/11/2041	87,000	81,692
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18, Class A4
4.933% due 02/13/2042 (b)	316,000	298,973
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4
6.2991% due 12/12/2049 (b)	987,000	963,955
Citimortgage Alternative Loan Trust, Inc., Series 2006-A1, Class 1A6
6.00% due 10/25/2036	549,107	471,546
Commercial Mortgage Pass Through Certificates,
Series 2001-J2A, Class A2
6.096% due 07/16/2034	916,000	931,024
Countrywide Alternative Loan Trust,
Series 2006-OC6, Class 2A1
2.5525% due 07/25/2036 (b)	424,722	397,827
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A4
6.505% due 02/15/2034	330,633	338,805
CS First Boston Mortgage Securities Corp.,
Series 2001-CK1, Class A3
6.38% due 12/18/2035	193,136	197,375
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	383,019	383,546
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	368,000	375,554
CS First Boston Mortgage Securities Corp.,
Series 2002-CKS4, Class A2
5.183% due 11/15/2036	1,264,000	1,248,812
CS First Boston Mortgage Securities Corp.,
Series 2003-C4, Class A4
5.137% due 08/15/2036 (b)	208,000	203,880

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp.,
Series 2003-C5, Class A4
4.90% due 12/15/2036 (b)	$680,000	$655,619
CS First Boston Mortgage Securities Corp.,
Series 2003-CK2, Class A4
4.801% due 03/15/2036	179,000	174,213
CS First Boston Mortgage Securities Corp.,
Series 2004-C2, Class A2
5.416% due 05/15/2036 (b)	290,000	281,941
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AAB
4.815% due 02/15/2038	158,000	153,458
DLJ Commercial Mortgage Corp.,
Series 1999-CG3, Class A1B
7.34% due 10/10/2032	441,439	452,542
DLJ Commercial Mortgage Corp.,
Series 2000-CKP1, Class A1B
7.18% due 11/10/2033	385,811	399,749
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	338,710	344,946
Federal Home Loan Bank,
Series 2007-2014, Class 1
5.34% due 03/20/2014	869,564	860,737
Federal Home Loan Mortgage Corp.
3.57% due 06/15/2029	33,515	33,328
Federal Home Loan Mortgage Corp., Series
2005-3008, Class JM
4.50% due 07/15/2025	314,000	294,864
Federal Home Loan Mortgage Corp., Series
2007-3313, Class GA
5.00% due 06/15/2033	351,419	350,626
Federal Home Loan Mortgage Corp., Series
2008-3460, Class PB
5.00% due 06/15/2031	182,000	176,540
Federal Home Loan Mortgage Corp., Series
2008-3460, Class PC
5.00% due 08/15/2034	793,000	754,589
Federal Home Loan Mortgage Corp.,
Series 2002-2542, Class ES
5.00% due 12/15/2017	688,000	682,403
Federal Home Loan Mortgage Corp.,
Series 2003-2558, Class BD
5.00% due 01/15/2018	523,000	512,852
Federal Home Loan Mortgage Corp.,
Series 2003-2583, Class TD
4.50% due 12/15/2013	630,386	626,076
Federal Home Loan Mortgage Corp.,
Series 2003-2590, Class NU
5.00% due 06/15/2017	385,000	392,126
Federal Home Loan Mortgage Corp.,
Series 2003-2603, Class KT
4.75% due 07/15/2014	655,399	650,699
Federal Home Loan Mortgage Corp.,
Series 2003-2623, Class AJ
4.50% due 07/15/2016	331,000	330,299
Federal Home Loan Mortgage Corp.,
Series 2003-2645, Class MK
3.50% due 07/15/2022	4,722	4,714

The accompanying notes are an integral part of the financial statements.

20

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2003-2672, Class HA
4.00% due 09/15/2016	$228,458	$226,804
Federal Home Loan Mortgage Corp.,
Series 2003-2694, Class QG
4.50% due 01/15/2029	722,000	721,787
Federal Home Loan Mortgage Corp.,
Series 2003-2725, Class PC
4.50% due 05/15/2028	220,000	221,637
Federal Home Loan Mortgage Corp.,
Series 2004-2780, Class TB
3.00% due 12/15/2024	110,249	109,737
Federal Home Loan Mortgage Corp.,
Series 2004-2790, Class TN
4.00% due 05/15/2024	414,000	372,565
Federal Home Loan Mortgage Corp.,
Series 2005-3017, Class TA
4.50% due 08/15/2035	415,838	412,794
Federal Home Loan Mortgage Corp.,
Series 2005-3035, Class PA
5.50% due 09/15/2035	333,268	338,868
Federal Home Loan Mortgage Corp.,
Series 2006-3104, Class QC
5.00% due 09/15/2031	597,000	597,764
Federal Home Loan Mortgage Corp.,
Series 2006-3117, Class PC
5.00% due 06/15/2031	645,000	653,384
Federal Home Loan Mortgage Corp.,
Series 2007-3268, Class HC
5.00% due 12/15/2032	273,000	270,596
Federal Home Loan Mortgage Corp.,
Series 2007-3289, Class PB
5.00% due 11/15/2029	412,000	408,855
Federal Home Loan Mortgage Corp.,
Series 2007-3298, Class VB
5.00% due 11/15/2025	303,000	285,737
Federal Home Loan Mortgage Corp.,
Series 2007-3316, Class HA
5.00% due 07/15/2035	966,886	966,022
Federal Home Loan Mortgage Corp.,
Series 2007-3351, Class PK
5.50% due 01/15/2032	1,346,000	1,369,449
Federal Home Loan Mortgage Corp.,
Series 2007-3372, Class BD
4.50% due 10/15/2022	351,000	324,454
Federal Home Loan Mortgage Corp., Series 3079,
Class MD
5.00% due 03/15/2034	540,000	525,159
Federal National Mortgage Association, Series
2001-T6, Class A
5.703% due 05/25/2011	67,587	69,200
Federal National Mortgage Association, Series
2003-92, Class NM
3.50% due 04/25/2013	289	288
Federal National Mortgage Association, Series
2007-26, Class BA
5.50% due 05/25/2029	137,000	136,891
Federal National Mortgage Association,
Series 2003-108, Class BE
4.00% due 11/25/2018	362,000	340,352

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2003-113, Class PN
3.50% due 02/25/2013	$348,579	$348,348
Federal National Mortgage Association,
Series 2003-15, Class CH
4.00% due 02/25/2017	159,326	157,722
Federal National Mortgage Association,
Series 2003-16, Class PN
4.50% due 10/25/2015	210,650	211,669
Federal National Mortgage Association,
Series 2003-3, Class HJ
5.00% due 02/25/2018	338,000	334,357
Federal National Mortgage Association,
Series 2003-30, Class ET
3.50% due 08/25/2016	361,733	356,228
Federal National Mortgage Association,
Series 2004-34, Class PL
3.50% due 05/25/2014	176,473	176,130
Federal National Mortgage Association,
Series 2004-60, Class PA
5.50% due 04/25/2034	276,906	281,598
Federal National Mortgage Association,
Series 2005-45, Class BA
4.50% due 11/25/2014	5,389	5,376
Federal National Mortgage Association,
Series 2005-58, Class MA
5.50% due 07/25/2035	242,893	246,637
Federal National Mortgage Association,
Series 2007-113, Class DB
4.50% due 12/25/2022	415,000	380,960
Federal National Mortgage Association,
Series 2007-30, Class MA
4.25% due 02/25/2037	593,198	576,972
Federal National Mortgage Association,
Series 2007-39, Class NA
4.25% due 01/25/2037	1,153,731	1,130,046
First Horizon Alternative Mortgage Securities,
Series 2006-FA6, Class 2A10
6.00% due 11/25/2036	360,245	344,603
First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1
5.50% due 05/25/2035	536,397	475,046
First Union National Bank Commercial Mortgage,
Series 2000-C2, Class A2
7.202% due 10/15/2032	270,856	280,641
First Union National Bank Commercial Mortgage,
Series 1999-C4, Class A2
7.39% due 12/15/2031	62,187	63,923
First Union National Bank Commercial Mortgage,
Series 2001-C4, Class B
6.417% due 12/12/2033	177,000	181,695
GE Capital Commercial Mortgage Corp, Series
2002-1A, Class A3
6.269% due 12/10/2035	263,000	268,919
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A3
6.03% due 08/11/2033	132,810	135,136
GE Capital Commercial Mortgage Corp.,
Series 2004-C1, Class A3
4.596% due 11/10/2038	599,000	574,683

The accompanying notes are an integral part of the financial statements.

21

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc.,
Series 2004-C1, Class A1
3.118% due 03/10/2038	$76,425	$76,058
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C1, Class A2
7.724% due 03/15/2033 (b)	1,461,088	1,509,342
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C2, Class A2
7.455% due 08/16/2033 (b)	1,017,133	1,054,878
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C3, Class A2
6.957% due 09/15/2035	749,657	774,754
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70% due 04/15/2034	5,030,000	5,192,975
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C3, Class A2
4.93% due 07/10/2039	528,000	518,904
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4
5.023% due 04/10/2040	948,000	919,434
Government National Mortgage Association,
Series 2006-3, Class A
4.212% due 01/16/2028	97,921	97,414
Government National Mortgage Association,
Series 2006-37, Class JG
5.00% due 07/20/2036	254,000	242,028
Government National Mortgage Association,
Series 2006-8, Class A
3.942% due 08/16/2025	138,663	137,992
GS Mortgage Securities Corp. II,
Series 1998-C1, Class B
6.97% due 10/18/2030	401,000	400,255
GSR Mortgage Loan Trust, Series 2006-8F, Class 3A5
6.25% due 09/25/2036	1,498,371	1,461,960
Indymac Index Mortgage Loan Trust, Series
2006-AR31, Class A3
6.0977% due 11/25/2036 (b)	340,924	324,055
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB15, Class ASB
5.79% due 06/12/2043 (b)	290,000	284,526
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C2, Class A2
5.05% due 12/12/2034	751,000	740,971
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-CIB5, Class A2
5.161% due 10/12/2037	150,000	147,742
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2003-CB7, Class A4
4.879% due 01/12/2038 (b)	1,311,000	1,258,576
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-C3, Class A1
3.765% due 01/15/2042	411,203	408,842
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB11, Class A4
5.335% due 08/12/2037 (b)	247,000	239,748
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A1
4.655% due 08/15/2042	80,961	80,872

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JP Morgan Commercial Mortgage Finance Corp.,
Series 2000-C10, Class A2
7.371% due 08/15/2032 (b)	$278,222	$286,595
LB-UBS Commercial Mortgage Trust,
Series 2001-C2, Class A2
6.653% due 11/15/2027	324,000	334,705
LB-UBS Commercial Mortgage Trust,
Series 2002-C2, Class A4
5.594% due 06/15/2031	647,000	649,640
LB-UBS Commercial Mortgage Trust,
Series 2003-C3, Class A4
4.166% due 05/15/2032	555,000	532,099
LB-UBS Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.478% due 07/15/2027	105,360	105,146
Morgan Stanley Capital I, Series 2003-IQ5, Class A4
5.01% due 04/15/2038	501,000	492,963
Morgan Stanley Capital I,
Series 2004-HQ3, Class A4
4.80% due 01/13/2041	340,000	324,688
Morgan Stanley Capital I,
Series 2005-HQ5, Class AAB
5.037% due 01/14/2042	481,000	468,679
Morgan Stanley Capital I,
Series 2005-HQ7, Class AAB
5.3555% due 11/14/2042 (b)	926,000	904,136
Morgan Stanley Dean Witter Capital I, Series
2003-HQ2, Class A2
4.92% due 03/12/2035	683,000	664,478
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 06/15/2011	387,783	396,784
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP1, Class A4
6.66% due 02/15/2033	348,095	357,587
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39% due 10/15/2035	25,000	25,599
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ2, Class A3
5.52% due 12/15/2035	93,682	94,168
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
2.5925% due 02/25/2047 (b)	149,032	129,474
Salomon Brothers Mortgage Securities VII, Series
2002-KEY2, Class A2
4.467% due 03/18/2036	351,419	344,257
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	136,855	140,143
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.287% due 04/15/2034	337,000	345,567
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4
4.98% due 11/15/2034	1,087,000	1,068,607
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.989% due 06/15/2035	166,000	155,936

The accompanying notes are an integral part of the financial statements.

22

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A3
4.957% due 08/15/2035	$1,164,000	$1,153,951
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445% due 11/15/2035	186,000	183,513
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C9, Class A4
5.012% due 12/15/2035	934,000	897,736
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Class A4
4.748% due 02/15/2041	1,088,000	1,027,535
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C18, Class A4
4.935% due 04/15/2042	51,000	48,339
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7
5.118% due 07/15/2042 (b)	913,000	871,624
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A4
5.3839% due 10/15/2044 (b)	435,000	421,078
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class APB
5.997% due 06/15/2045	375,000	370,837
WaMu Mortgage Pass Through Certificates, Series
2006-AR12, Class 1A1
6.0687% due 10/25/2036 (b)	317,571	315,257
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $63,650,854)		$63,495,886
ASSET BACKED SECURITIES - 11.12%
Americredit Prime Automobile Receivable,
Series 2007-1, Class A3
5.27% due 11/08/2011 (b)	538,000	541,516
BA Credit Card Trust, Series 2008-A1, Class A1
3.0513% due 04/15/2013 (b)	268,000	267,498
Capital One Multi-Asset Execution Trust, Series
2006-A11, Class A11
2.5613% due 06/17/2019 (b)	1,792,000	1,633,499
Capital One Multi-Asset Execution Trust, Series
2006-A5, Class A5
2.5313% due 01/15/2016 (b)	267,000	255,719
Capital One Multi-Asset Execution Trust, Series
2007-A4, Class A4
2.5013% due 03/16/2015 (b)	258,000	249,357
Capital One Multi-Asset Execution Trust, Series
2008-A3, Class A3
5.05% due 02/16/2016	4,480,000	4,431,670
Capital One Multi-Asset Execution Trust, Series
2008-A5, Class A5
4.85% due 02/18/2014	596,000	598,624
Capital One Multi-Asset Execution Trust,
Series 2007-A7, Class A7
5.75% due 07/15/2020	880,000	863,140
Chase Issuance Trust, Series 2008-A4, Class A4
4.65% due 03/15/2015	715,000	707,065
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-1, Class A1
5.956% due 07/25/2036	58,280	58,222

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-1, Class A2
5.682% due 07/25/2036	$280,000	$278,783
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-2, Class A2
5.557% due 09/25/2036	306,000	303,816
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
2.5225% due 12/25/2036 (b)	321,550	304,711
CNH Equipment Trust, Series 2004-A, Class A4A
2.5813% due 09/15/2011 (b)	174,891	174,890
Connecticut RRB Special Purpose Trust CL&P,
Series 2001-1, Class A5
6.21% due 12/30/2011	189,000	195,262
Countrywide Asset-Backed Certificates,
Series 2006-S1, Class A2
5.549% due 08/25/2021	472,857	427,183
Countrywide Asset-Backed Certificates,
Series 2007-3, Class 2A1
2.995% due 05/25/2047 (b)	157,198	150,389
Daimler Chrysler Master Owner Trust, Series
2006-A, Class A
2.5013% due 11/15/2011 (b)	3,134,000	3,041,924
Discover Card Master Trust I, Series 2003-3, Class
A
2.6713% due 09/15/2012 (b)	1,169,000	1,155,029
Discover Card Master Trust I, Series 2006-2, Class
A2
2.5013% due 01/16/2014 (b)	980,000	940,704
Discover Card Master Trust I, Series 2006-2, Class
A3
2.5512% due 01/19/2016 (b)	405,000	380,742
Discover Card Master Trust, Series 2007-A2, Class
A2
3.1163% due 06/15/2015 (b)	678,000	663,851
Discover Card Master Trust, Series 2008-A3, Class
A3
5.10% due 10/15/2013	1,948,000	1,961,786
Discover Card Master Trust, Series 2008-A4, Class
A4
5.65% due 12/15/2015	2,642,000	2,653,507
Discover Card Master Trust,
Series 2007-A1, Class A1
5.65% due 03/16/2020	869,000	845,043
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037 (g)	480,000	406,838
Ford Credit Auto Owner Trust,
Series 2007-B, Class A4A
5.24% due 07/15/2012	100,000	101,226
Ford Credit Floorplan Master Owner Trust, Series
2006-4, Class A
2.7213% due 06/17/2013 (b)	815,000	757,839
Great America Leasing Receivables,
Series 2006-1, Class A3
5.34% due 01/15/2010 (g)	371,504	373,700
Harley-Davidson Motorcycle Trust, Series 2007-2,
Class A4
5.12% due 08/15/2013	356,000	360,806

The accompanying notes are an integral part of the financial statements.

23

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Harley-Davidson Motorcycle Trust,
Series 2008-1, Class A3A
4.25% due 02/15/2013	$424,000	$419,299
Honda Auto Receivables Owner Trust, Series
2008-1, Class A4
4.88% due 09/18/2014	578,000	581,483
Huntington Auto Trust, Series 2008-1A, Class A3A
4.81% due 04/16/2012	1,168,000	1,166,057
Huntington Auto Trust, Series 2008-1A, Class A4
5.64% due 02/15/2013	1,444,000	1,448,332
Hyundai Auto Receivables Trust, Series 2008-A,
Class A4
5.48% due 11/17/2014	253,000	256,001
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
2.5225% due 01/25/2037 (b)	142,667	138,023
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
2.5325% due 12/25/2036 (b)	127,627	124,534
Nissan Auto Receivables Owner Trust,
Series 2007-B, Class A4
5.16% due 03/17/2014	725,000	733,797
Ownit Mortgage Loan Asset-Backed
Certificates, Series 2006-1, Class AF1
5.424% due 12/25/2036	34,094	34,015
Residential Asset Mortgage Products, Inc.,
Series 2003-RS7, Class AI6
5.34% due 08/25/2033	171,285	157,500
SLM Student Loan Trust, Series 2008-6, Class A4
4.0641% due 07/25/2023 (b)	1,328,000	1,328,623
Swift Master Auto Receivables Trust, Series
2007-1, Class A
2.5713% due 06/15/2012 (b)	217,000	207,185
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011	811,393	812,134
Triad Auto Receivables Owner Trust,
Series 2006-C, Class A3
5.26% due 11/14/2011	199,686	197,593
Volkswagen Auto Loan Enhanced Trust, Series
2008-1, Class A3
4.50% due 07/20/2012	429,000	431,435
Washington Mutual Master Note Trust, Series
2007-A2, Class A2
2.5013% due 05/15/2014 (b)	172,000	156,884
Washington Mutual Master Note
Trust, Series 2006-A2A, Class A
2.5213% due 06/15/2015 (b)(g)	481,000	422,754
WFS Financial Owner Trust,
Series 2005-3, Class A3A
4.25% due 06/17/2010	7,509	7,520
TOTAL ASSET BACKED SECURITIES
(Cost $33,717,514)		$33,707,508

Core Bond Trust (continued)
	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS - 0.37%
Repurchase Agreement with State
Street Corp. dated 06/30/2008 at
1.80% to be repurchased at
$1,120,056 on 07/01/2008,
collateralized by $1,135,000
Federal Home Loan Mortgage
Corp., 3.50% due 05/05/2011
(valued at$1,143,513, including
interest)
	$1,120,000	$1,120,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,120,000)		$1,120,000
SHORT TERM INVESTMENTS - 4.27%
Deutsche Bank Financial LLC
2.15% due 07/01/2008	$4,537,000	$4,537,000
Federal Home Loan Bank Discount Notes
2.04% due 07/01/2008 (f)	3,874,000	3,874,000
Rabobank USA Financial Corp.
2.24% due 07/01/2008	4,537,000	4,537,000
TOTAL SHORT TERM INVESTMENTS
(Cost $12,948,000)		$12,948,000
Total Investments (Core Bond Trust)
(Cost $333,470,956) - 109.64%		$332,393,410
Liabilities in Excess of Other Assets - (9.64)%		(29,220,330)
TOTAL NET ASSETS - 100.00%		$303,173,080

Schedule of Securities Sold Short
	Shares or Principal Amount	Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 100.00%
Federal National Mortgage Association
5.00%, TBA **	$2,100,000	$2,012,720
TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $2,016,000)		$2,012,720
Total Securities Sold Short (Core Bond Trust)
(Proceeds $2,016,000)		$2,012,720

Floating Rate Income Trust
	Shares or Principal Amount	Value
TERM LOANS - 81.82%
Basic Materials - 6.88%
Berry Plastics Holding Company
7.35% due 04/03/2015 (b)	$4,489,924	$4,074,607
Georgia Pacific LLC, Tranche B1
6.75% due 12/23/2013 (b)	8,218,112	7,742,119
Graham Packaging Company, Inc.
7.60% due 10/07/2011 (b)	5,471,074	5,156,487
Graphic Packaging, Inc., Tranche B
7.35% due 05/03/2014 (b)	3,150,000	2,963,961

The accompanying notes are an integral part of the financial statements.

24

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (continued)
Basic Materials (continued)
Lyondell Chemical Company
6.39% due 12/20/2014 (b)	$2,753,125	$2,508,785
Lyondell Chemical Company, Tranche B3
6.45% due 12/20/2014 (b)	5,250,000	4,582,830
NewPage Corp., Tranche B
8.90% due 11/05/2014 (b)	4,492,500	4,456,560
Sunguard Homes, Tranche B
6.15% due 08/15/2012 (b)	8,483,586	8,024,454
		39,509,803
Communications - 17.92%
ALLTEL Communications, Inc., Tranche B2
5.08% due 05/15/2015 (b)	8,989,710	8,877,338
Cablevision Systems Corp., Tranche B
6.45% due 03/30/2013 (b)	8,357,506	7,936,455
Centennial Cellular, Tranche B
3.90% due 02/09/2011 (b)	2,640,067	2,573,115
Charter Communications, Inc., Tranche B
7.35% due 03/15/2014 (b)	4,375,000	3,871,875
Charter Communications, Inc., Tranche B2
7.8675% due 03/06/2014 (b)	5,054,063	5,018,532
Citadel Broadcasting Corp., Tranche B
6.86% due 06/12/2014 (b)	4,275,000	3,633,750
CMP Susquehanna Corp.
7.40% due 06/07/2013 (b)	1,496,050	1,214,299
Dex Media West LLC, Tranche B
7.00% due 10/13/2014 (b)	5,000,000	4,756,250
Direct TV Holdings, Inc., Tranche C
5.25% due 04/13/2013 (b)	8,000,000	7,928,720
Idearc, Inc., Tranche B
7.38% due 11/01/2014 (b)	6,239,268	5,024,732
Insight Midwest Holdings LLC, Tranche B
7.65% due 04/10/2014 (b)	4,250,000	4,080,000
Level 3 Communications, Inc., Tranche B
7.65% due 03/01/2014 (b)	6,000,000	5,488,140
Lodgenet Entertainment Corp., Tranche B
7.35% due 04/04/2014 (b)	3,230,612	2,972,163
Nielsen Finance, Tranche B
8.25% due 08/15/2013 (b)	5,992,410	5,564,192
Panamsat Corp., Tranche B
8.00% due 06/30/2013 (b)	9,728,576	9,193,504
Quebecor World, Inc.
8.25% due 07/17/2009 (b)	3,000,000	3,001,500
Quebecor World, Inc., Tranche B
6.50% due 01/17/2013 (b)	2,413,827	2,329,343
Telesat Canada, Tranche D Delayed Draw
8.20% due 10/15/2014 (b)	2,413,781	2,324,133
Tribune Company
7.426% due 05/17/2009 (b)	4,000,000	3,820,720
Univision Communications, Inc., Tranche B
7.60% due 09/15/2014 (b)	4,625,000	3,793,656
UPC Broadband Holding NV
7.10% due 03/30/2014 (b)	4,500,000	4,215,015
Virgin Media Tranche B4
7.50% due 01/15/2014 (b)	2,220,522	2,139,096
Windstream Corp., Tranche B
4.57% due 07/17/2013 (b)	3,291,709	3,178,342
		102,934,870

Floating Rate Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (continued)
Consumer, Cyclical - 34.61%
Amscan Holdings, Inc., Tranche B
7.61% due 05/01/2013 (b)	$3,494,333	$3,075,013
Aramark Corp.
4.571% due 01/31/2014 (b)	7,842,961	7,359,286
Bolthouse Farms, Inc., Tranche B
6.59% due 12/16/2012 (b)	5,491,071	5,285,156
CCM Merger, Inc., Tranche B
5.65% due 07/21/2012 (b)	4,194,970	3,943,272
Cedar Fair LP, Tranche B
8.00% due 06/13/2012 (b)	3,482,234	3,299,869
Community Health Systems, Inc., Tranche B
4.8999% due 07/02/2014 (b)	9,870,914	9,297,710
DaVita, Tranche B1
6.80% due 03/15/2014 (b)	6,500,000	6,236,750
Delta Air Lines, Inc., Tranche 2nd Lien
8.60% due 04/30/2014 (b)	2,977,462	2,053,705
Delta Air Lines, Inc., Tranche A
4.671% due 04/30/2012 (b)	1,492,462	1,226,058
Dole Food Company, Inc., Letter of Credit
6.75% due 04/12/2013 (b)	4,990,784	4,629,751
Dollar General Corp., Tranche B
7.60% due 07/15/2014 (b)	4,000,000	3,730,520
Dubai Aerospace Enterprises
8.45% due 07/26/2008 (b)	5,994,205	5,971,727
Education Management, Tranche C
7.66% due 06/12/2013 (b)	3,595,352	3,314,915
First Data Corp., Tranche B2
7.98% due 10/15/2014 (b)	7,734,336	7,376,623
General Nutrition Center, Tranche B
7.60% due 09/06/2013 (b)	3,241,814	2,982,469
Golden Nugget, Inc., Tranche B
7.35% due 06/14/2014 (b)	3,750,000	3,450,000
Graphic Packaging, Inc., Tranche C
5.45% due 05/16/2014 (b)	5,250,000	5,050,920
Hanes Brands, Inc., Tranche B
7.65% due 10/15/2013 (b)	1,250,000	1,209,850
7.70% due 10/15/2013 (b)	1,000,000	968,750
Harrah’s Operating Company, Inc., Tranche B2
6.162% due 02/28/2015 (b)	6,982,500	6,406,444
Hawker Beechcraft Corp., Inc.
7.40% due 03/26/2014 (b)	4,375,952	4,101,098
HCA, Inc., Tranche A
7.71% due 11/16/2012 (b)	1,500,000	1,485,000
HCA, Inc., Tranche B
8.15% due 11/01/2013 (b)	9,479,798	8,893,283
Health Management Associates, Inc., Tranche B
7.15% due 01/16/2014 (b)	5,255,538	4,879,452
Hercules Offshore LLC, Tranche B
7.10% due 07/11/2013 (b)	5,000,000	4,853,150
HVHC, Inc., Tranche B
7.75% due 08/15/2013 (b)	3,872,904	3,698,623
Iasis Healthcare Corp., Tranche B
7.35% due 05/01/2014 (b)	5,351,176	5,033,477
Iconix, Tranche B
7.60% due 05/01/2014 (b)	2,943,021	2,773,797
Las Vegas Sands LLC, Tranche B
7.10% due 05/08/2014 (b)	4,987,776	4,549,949
Manor Care, Tranche B
7.90% due 11/15/2014 (b)	5,500,000	5,087,500

The accompanying notes are an integral part of the financial statements.

25

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (continued)
Consumer, Cyclical (continued)
Meg Energy, Tranche B
6.99% due 04/15/2013 (b)	$5,694,911	$5,427,990
Michaels Stores, Inc., Tranche B
7.60% due 10/31/2013 (b)	5,481,957	4,596,841
Neiman Marcus Group, Inc., Tranche B
6.475% due 03/13/2013 (b)	4,444,036	4,229,611
Oceania Cruises, Inc., Tranche B
7.60% due 05/01/2014 (b)	1,495,822	1,323,802
Petco Animal Supplies, Inc., Tranche B
8.15% due 11/15/2013 (b)	3,241,162	2,987,670
Pharmaceutical Health Technologies, Tranche B
7.60% due 04/15/2014 (b)	5,250,000	4,672,500
QUIZNO’S Corp.
7.35% due 05/05/2012 (b)	1,994,924	1,800,419
Regal Cinemas, Tranche B
3.92% due 10/19/2010 (b)	3,740,482	3,546,127
Royalty Pharma, Tranche B
6.85% due 05/15/2014 (b)	4,988,636	4,951,221
Sally Holdings LLC, Tranche B
7.944% due 11/15/2013 (b)	3,982,903	3,819,325
Select Medical Corp., Tranche B
4.63% due 02/24/2012 (b)	4,220,553	3,885,567
Thomson Learning Holdings, Tranche B
8.50% due 11/05/2014 (b)	3,982,450	3,625,543
Transdigm, Term Loan B
4.685% due 07/01/2012 (b)	2,500,000	2,446,875
Tropicana Entertainment, Tranche B
7.86% due 12/15/2011 (b)	4,000,000	3,860,560
United Air Lines, Inc., Tranche B
7.35% due 01/12/2014 (b)	2,737,800	2,012,283
Vanguard Health Holdings, Tranche B
6.409% due 05/18/2011 (b)	5,429,352	5,225,751
Venetian Macau
7.60% due 04/01/2013 (b)	500,000	485,280
Venetian Macau, Tranche B
7.75% due 04/01/2013 (b)	2,655,000	2,576,837
Venetian Macau, Tranche Delayed Draw
1.375% due 04/01/2013 (b)	345,000	334,843
Wesco Aircraft Add On, Term Loan
5.05% due 09/29/2013 (b)	1,500,000	1,449,375
Wesco Aircraft Hardware, Term B
7.65% due 09/29/2013 (b)	2,500,000	2,415,625
Yankee Candle, Term Loan B
7.40% due 01/15/2014 (b)	1,000,000	917,500
		198,815,662
Consumer, Non-cyclical - 13.72%
Acosta, Tranche B
8.25% due 08/15/2013 (b)	2,236,111	2,103,800
Activant Solutions, Inc., Tranche B
7.10% due 05/02/2013 (b)	3,250,000	2,881,677
Adesa, Inc., Tranche B
7.60% due 09/22/2013 (b)	3,989,950	3,620,879
Affinion Group, Tranche B
6.75% due 10/17/2012 (b)	5,000,000	4,818,750
Allied Waste Industries, Inc., Tranche B
4.401% due 03/25/2012 (b)	8,168,914	8,062,963
Allison Transmission, Inc., Tranche B
8.45% due 08/07/2014 (b)	4,850,272	4,307,963

Floating Rate Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (continued)
Consumer, Non-cyclical (continued)
Asurion Corp. Tranche B
8.35% due 07/02/2014 (b)	$5,250,000	$4,856,250
Bausch & Lomb, Inc., Tranche B
8.25% due 04/11/2015 (b)	7,978,986	7,797,464
Biomet, Inc., Tranche B
5.75% due 03/25/2015 (b)	3,958,690	3,872,589
Dyncorp International, Inc., Tranche B
5.54% due 02/01/2011 (b)	2,493,573	2,368,895
Fenwal, Inc.
7.61% due 03/01/2014 (b)	4,000,000	3,610,000
Ford Motor Company, Tranche B
8.35% due 11/29/2013 (b)	2,992,405	2,418,611
General Motors Corp., Tranche B
7.40% due 12/15/2013 (b)	3,992,424	3,399,908
Hanger Orthopedic Group, Inc., Tranche B
7.70% due 07/15/2014 (b)	1,478,174	1,430,134
Hertz Corp.
6.75% due 01/21/2012 (b)	7,216,591	6,814,555
Nacco, Tranche B
6.90% due 03/21/2013 (b)	1,239,384	1,103,052
Sensata Technologies
6.85% due 04/27/2013 (b)	4,500,000	4,170,960
TRW Automotive, Inc., Tranche B
4.32% due 05/09/2014 (b)	1,947,676	1,881,124
US Investigations Services, Inc., Tranche B
8.20% due 02/21/2015 (b)	5,107,705	4,711,858
Visteon, Tranche B
8.30% due 06/20/2013 (b)	4,000,000	3,213,760
West Corp., Tranche B
8.15% due 10/01/2013 (b)	1,492,444	1,364,840
		78,810,032
Energy - 6.31%
Ashmore Energy International, Tranche B
8.35% due 05/30/2014 (b)	5,055,087	4,562,216
Bran D Energy Services, Tranche B
7.65% due 02/07/2014 (b)	4,471,503	4,046,710
Calpine Corp.
5.575% due 03/29/2009 (b)	7,985,000	7,616,812
Dynegy Holdings, Inc.
6.633% due 04/02/2013 (b)	2,998,947	2,814,002
Energy Future Holdings Corp., Tranche B3
8.50% due 10/10/2014 (b)	8,500,000	7,906,955
NRG Energy, Inc., Tranche B
6.60% due 02/01/2013 (b)	1,000,000	951,140
7.10% due 02/01/2013 (b)	5,875,000	5,587,947
TXU Energy, Tranche B2
8.50% due 10/10/2014 (b)	2,976,190	2,774,375
		36,260,157
Financial - 0.55%
Chrysler Financial, Tranche B
9.35% due 08/03/2012 (b)	1,741,228	1,423,454
Lender Processing Services, Tranche B
5.05% due 06/18/2014 (b)	1,750,000	1,732,500
		3,155,954
Industrial - 1.27%
Freescale Semiconductor, Inc., Tranche B
7.37% due 12/01/2013 (b)	5,975,994	5,409,769

The accompanying notes are an integral part of the financial statements.

26

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (continued)
Industrial (continued)
Oshkosh Truck Corp. Tranche B zero coupon due 12/06/2013	$2,000,000	$1,875,000
		7,284,769
Technology - 0.56%
CGG, Tranche B
7.40% due 01/30/2014 (b)	3,250,000	3,197,187
TOTAL TERM LOANS (Cost $467,949,981)		$469,968,434
CORPORATE BONDS - 7.08%
Basic Materials - 0.48%
Abitibi-Consolidated Company of Canada
15.50% due 07/15/2010 (g)	1,127,000	884,695
Georgia Gulf Corp.
9.50% due 10/15/2014	2,500,000	1,868,750
		2,753,445
Communications - 1.10%
Citizens Communications Company
7.875% due 01/15/2027	1,600,000	1,400,000
iPCS, Inc.
4.9978% due 05/01/2013 (b)	5,500,000	4,950,000
		6,350,000
Consumer, Cyclical - 0.55%
Neiman Marcus Group, Inc.
10.375% due 10/15/2015	1,200,000	1,200,000
Station Casinos, Inc.
7.75% due 08/15/2016	2,550,000	1,950,750
		3,150,750
Consumer, Non-cyclical - 0.24%
Hertz Corp.
10.50% due 01/01/2016	1,500,000	1,365,000
Energy - 1.06%
El Paso Corp.
7.00% due 06/15/2017	3,000,000	2,936,064
Williams Companies, Inc.
7.625% due 07/15/2019	3,000,000	3,150,000
		6,086,064
Financial - 2.37%
Countrywide Financial Corp.
0.4256% due 05/15/2037 (b)	2,600,000	2,434,250
Ford Motor Credit Company LLC
12.00% due 05/15/2015 (b)	5,400,000	4,750,202
Forest City Enterprises, Inc.
7.625% due 06/01/2015	1,470,000	1,367,100
GMAC LLC
3.9256% due 05/15/2009 (b)	4,000,000	3,761,076
LVB Acquisition Merger, Inc.
10.375% due 10/15/2017 (g)	1,250,000	1,325,000
		13,637,628
Industrial - 1.28%
Nortek, Inc.
10.00% due 12/01/2013 (g)	2,500,000	2,387,500
NXP BV/NXP Funding LLC
5.541% due 10/15/2013 (b)	3,000,000	2,640,000

Floating Rate Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
NXP BV/NXP Funding LLC (continued)
7.875% due 10/15/2014	$2,500,000	$2,300,000
		7,327,500
TOTAL CORPORATE BONDS (Cost $41,920,262)		$40,670,387
REPURCHASE AGREEMENTS - 9.18%
Lehman Brothers Tri-Party
Repurchase Agreement dated
06/30/2008 at 2.10% to be
repurchased at $52,703,074 on
07/01/2008, collateralized by
$51,020,000 Federal National
Mortgage Association, 5.25% due
09/15/2016 (valued at
$53,754,162, including interest)
	$52,700,000	$52,700,000
TOTAL REPURCHASE AGREEMENTS
(Cost $52,700,000)		$52,700,000
Total Investments (Floating Rate Income Trust)
(Cost $562,570,243) - 98.08%		$563,338,821
Other Assets in Excess of Liabilities - 1.92%		11,018,034
TOTAL NET ASSETS - 100.00%		$574,356,855

Global Bond Trust
	Shares or Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 0.34%
Treasury Inflation Protected
Securities (d) - 0.05%
2.00% due 04/15/2012	$529,220	$558,327
U.S. Treasury Strips - 0.29% zero coupon due 05/15/2017	4,300,000	2,953,201
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,524,826)		$3,511,528
U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.89%
Federal Home Loan Mortgage Corp. - 0.09%
5.131% due 03/01/2035 (b)	948,264	945,407
Federal National Mortgage
Association - 12.87%
2.8325% due 03/25/2044 (b)	185,004	180,638
2.8825% due 09/25/2032 (b)	45,607	44,124
4.205% due 11/01/2034 (b)	3,505,179	3,548,326
4.94% due 12/01/2034 (b)	709,158	718,551
5.00% due 11/25/2032 to 07/01/2037	4,850,501	4,461,155
5.07% due 05/01/2035 (b)	553,839	552,561
5.50% due 03/01/2048	9,821,194	9,560,318
5.50% TBA **	109,600,000	108,024,500
6.00% due 07/01/2036 to 03/01/2037	0	0
6.50% due 09/01/2037	0	0
6.50% TBA **	5,000,000	5,126,560
		132,216,733

The accompanying notes are an integral part of the financial statements.

27

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association - 6.78%
5.125% due 11/20/2023 to 10/20/2026 (b)		$110,880	$111,716
5.25% due 01/20/2030 (b)		41,218	41,612
5.375% due 02/20/2024 to 03/20/2028 (b)		52,397	53,067
6.00% due 08/20/2034		3,129,052	3,083,345
6.00% TBA **		50,000,000	50,750,000
6.375% due 04/20/2030 to 06/20/2030 (b)		94,993	96,046
6.50% TBA **		15,000,000	15,485,157
			69,620,943
Small Business Administration - 0.15%
4.12% due 03/10/2014		1,364,015	1,290,789
6.64% due 02/10/2011		52,338	53,802
7.22% due 11/01/2020		146,995	154,597
			1,499,188
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $202,243,476)			$204,282,271
FOREIGN GOVERNMENT OBLIGATIONS - 39.64%
Australia - 0.02%
Commonwealth of Australia
5.75% due 06/15/2011	AUD	250,000	233,508
Canada - 0.63%
Province of Quebec, Canada
5.00% due 12/01/2038	CAD	5,200,000	5,225,243
5.75% due 12/01/2036		1,000,000	1,121,614
6.35% due 06/18/2031		125,000	149,756
			6,496,613
Denmark - 0.20%
Nykredit Realkredit A/S, Series IOH
5.00% due 10/01/2038 (b)	DKK	10,996,775	2,082,993
Finland - 0.32%
Republic of Finland
5.75% due 02/23/2011	EUR	2,030,000	3,270,925
France - 5.07%
Government of France
3.00% due 07/12/2008		3,000,000	4,718,677
3.40% due 07/25/2029		351,432	647,763
4.00% due 04/25/2055		600,000	780,827
4.00% due 04/25/2014		400,000	605,257
4.00% due 10/25/2038		10,800,000	14,379,663
4.75% due 04/25/2035		500,000	756,894
5.00% due 10/25/2011		4,550,000	7,208,669
5.50% due 04/25/2010		5,190,000	8,275,668
5.75% due 10/25/2032		8,500,000	14,711,348
			52,084,766
Germany - 6.94%
Federal Republic of Germany
4.00% due 01/04/2037		1,100,000	1,497,675
4.25% due 07/04/2039		5,200,000	7,378,337
4.75% due 07/04/2034		1,600,000	2,449,392
5.50% due 01/04/2031		5,900,000	9,934,679
5.625% due 01/04/2028		8,800,000	14,966,631
6.25% due 01/04/2024		5,900,000	10,616,511

Global Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Germany (continued)
Federal Republic of Germany (continued)
6.25% due 01/04/2030	EUR	5,175,000	$9,503,413
6.50% due 07/04/2027		8,000,000	14,954,388
			71,301,026
Ireland - 0.97%
Republic of Ireland
4.40% due 06/18/2019		6,700,000	9,954,185
Italy - 0.37%
Republic of Italy
4.25% due 08/01/2014		1,800,000	2,726,603
4.25% due 11/01/2009		140,000	218,768
5.50% due 11/01/2010		560,000	891,779
			3,837,150
Japan - 21.97%
Government of Japan
0.50% due 06/20/2013	JPY	130,000,000	1,185,115
0.80% due 12/10/2015		474,230,000	4,425,432
0.90% due 12/20/2012		3,350,000,000	31,257,202
1.00% due 06/10/2016		1,486,170,000	13,961,055
1.10% due 12/10/2016		2,309,200,000	21,823,065
1.10% due 09/20/2012		3,100,000,000	29,234,327
1.20% due 03/10/2017		292,030,000	2,774,952
1.20% due 06/10/2017		5,292,760,000	50,118,851
1.20% due 03/20/2012		340,000,000	3,222,567
1.50% due 12/20/2017		670,000,000	6,269,234
1.60% due 09/20/2013		400,000,000	3,847,918
1.80% due 06/20/2017		120,000,000	1,157,079
2.30% due 06/20/2035		2,035,000,000	18,760,099
2.30% due 05/20/2030		165,000,000	1,548,293
2.40% due 03/20/2034		450,000,000	4,240,056
2.50% due 03/20/2036		250,000,000	2,394,634
2.50% due 09/20/2036		3,080,000,000	29,489,800
			225,709,679
Netherlands - 0.37%
Kingdom of Netherlands
5.00% due 07/15/2011	EUR	100,000	158,387
5.50% due 01/15/2028		2,190,000	3,648,621
			3,807,008
Spain - 0.66%
Banco Bilbao Vizcaya Argentaria SA
2.75% due 06/07/2010		1,100,000	1,643,448
Kingdom of Spain
4.20% due 07/30/2013		100,000	152,951
4.75% due 07/30/2014		600,000	940,590
6.15% due 01/31/2013		2,420,000	4,005,443
			6,742,432
Sweden - 0.47%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	14,200,000	2,364,682
5.25% due 03/15/2011		14,350,000	2,412,298
			4,776,980
United Kingdom - 1.65%
Government of United Kingdom
4.25% due 06/07/2032	GBP	500,000	906,889

The accompanying notes are an integral part of the financial statements.

28

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom (continued)
Government of United Kingdom (continued)
4.50% due 12/07/2042	GBP	4,300,000	$8,337,724
5.75% due 12/07/2009		25,000	50,170
6.00% due 12/07/2028		335,000	748,309
8.00% due 12/07/2015		500,000	1,160,661
8.00% due 09/27/2013		2,540,000	5,691,406
			16,895,159
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $389,385,744)			$407,192,424
CORPORATE BONDS - 56.21%
British Virgin Islands - 0.10%
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(g)		$1,100,000	1,010,097
Canada - 3.43%
Alcan, Inc.
6.45% due 03/15/2011		1,100,000	1,138,221
Canada Housing Trust
4.55% due 12/15/2012 (g)	CAD	15,300,000	15,387,025
Canada Housing Trust No 1
3.95% due 06/15/2013		6,900,000	6,773,192
Canadian Natural Resources, Ltd.
6.70% due 07/15/2011		$1,100,000	1,145,538
DaimlerChrysler Canada Finance, Inc., MTN
4.85% due 03/30/2009	CAD	1,100,000	1,079,590
Honda Canada Finance, Inc., Series E, MTN
3.4529% due 03/26/2012 (b)		10,200,000	9,670,124
			35,193,690
Cayman Islands - 2.22%
Foundation Re II, Ltd.
9.445% due 11/26/2010 (b)(g)		$600,000	601,675
Green Valley, Ltd.
8.342% due 01/10/2012 (b)(g)	EUR	1,200,000	1,895,009
Mitsubishi UFJ Financial Group, Inc., Capital Finance 1, Ltd.
6.346% due 07/29/2049 (b)		$2,900,000	2,513,697
Mizuho Finance, Ltd.
1.8163% due 09/28/2049 (b)	JPY	200,000,000	1,886,858
2.4363% due 12/31/2049 (b)		200,000,000	1,902,715
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049		$1,800,000	1,803,618
MUFG Capital Finance 2, Ltd.
4.85% due 12/31/2049 (b)	EUR	2,900,000	3,468,994
Mystic Re, Ltd.
11.6819% due 12/05/2008 (b)(g)		$500,000	487,550
Pylon, Ltd., Class B
8.86% due 12/29/2008 (b)(g)	EUR	600,000	944,387
Residential Reinsurance 2007 Ltd., Series CL5
10.4319% due 06/07/2010 (b)(g)		$2,900,000	2,901,591
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)		2,600,000	2,198,378
STB Finance Cayman, Ltd.
1.705% due 08/12/2049 (b)	JPY	100,000,000	938,707
Transocean, Inc.
2.8731% due 09/05/2008 (b)		$1,300,000	1,298,291
			22,841,470

Global Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Denmark - 0.57%
Nykredit
6.00% due 10/01/2029	DKK	239,912	$50,180
Realkredit Danmark A/S, Series 73D
5.00% due 10/01/2038 (b)		1,393,565	266,880
Realkredit Danmark A/S, Series 83D
5.00% due 10/01/2038		28,912,083	5,554,616
Unikredit Realred
6.00% due 07/01/2029		27,996	5,942
			5,877,618
France - 2.02%
Axa, SA
3.75% due 01/01/2017	EUR	231,700	728,233
BNP Paribas Covered Bonds SA, EMTN
4.75% due 05/28/2013		2,700,000	4,127,738
BNP Paribas, EMTN
5.25% due 01/23/2014 (b)		125,000	196,264
Caisse Nationale des Caisses d’Epargne et de Prevoyance, EMTN
6.117% due 10/29/2049 (b)		2,400,000	3,147,038
Credit Agricole SA
2.6956% due 05/28/2010 (b)(g)		$5,300,000	5,244,318
6.637% due 12/31/2049 (b)(g)		2,900,000	2,415,080
France Telecom SA
7.5 due 03/14/2011	GBP	405,000	821,663
GIE PSA Tresorerie
5.875% due 09/27/2011	EUR	250,000	392,841
Vivendi
5.75% due 04/04/2013		$3,700,000	3,656,440
			20,729,615
Germany - 0.85%
Deutsche Bank AG
4.875% due 05/20/2013		3,500,000	3,442,978
5.375% due 10/12/2012		3,100,000	3,145,663
KFW International Finance, Inc.
1.75% due 03/23/2010	JPY	185,000,000	1,764,883
Kreditanstalt Fuer Wiederaufbau
5.00% due 07/04/2011	EUR	250,000	392,109
			8,745,633
Iceland - 0.32%
Glitnir Banki HF
3.2038% due 01/18/2012 (b)(g)		$1,100,000	851,920
3.2575% due 01/21/2011 (b)(g)		900,000	719,288
Kaupthing Bank HF
5.75% due 10/04/2011 (g)		1,000,000	809,585
Landsbanki Islands HF
3.3381% due 08/25/2009 (b)(g)		1,000,000	935,832
			3,316,625
Ireland - 0.34%
Bank of Ireland
6.45% due 02/10/2010	EUR	1,000,000	1,584,919
GE Capital UK Funding, EMTN
6.00% due 04/11/2013	GBP	1,000,000	1,938,468
			3,523,387
Italy - 0.68%
Edison SpA, EMTN
5.125% due 12/10/2010	EUR	210,000	324,643

The accompanying notes are an integral part of the financial statements.

29

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Italy (continued)
Intesa Sanpaolo SpA, EMTN
6.375% due 11/12/2017 (b)	GBP	3,050,000	$5,788,297
Telecom Italia SpA, EMTN
6.25% due 02/01/2012	EUR	580,000	906,810
			7,019,750
Japan - 0.99%
Bank of Tokyo-Mitsubishi UFJ, Ltd., Series E, MTN
3.50% due 12/16/2015 (b)		900,000	1,305,473
Mizuho Finance, Ltd.
2.515% due 04/27/2049 (b)	JPY	100,000,000	949,291
Mizuho Trust & Banking Company
2.8813% due 04/27/2009		100,000,000	953,572
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)(g)		$2,700,000	2,322,510
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014 (b)	EUR	250,000	379,763
5.625% due 07/29/2049 (b)(g)		$500,000	448,718
Sumitomo Mitsui Banking Corp., Series E, MTN
1.7644% due 12/31/2049 (b)	JPY	100,000,000	943,786
1.8438% due 12/01/2049 (b)		300,000,000	2,842,927
			10,146,040
Jersey Channel Islands - 0.39%
HBOS Capital Funding LP
9.54% due 03/12/2049 (b)	GBP	1,700,000	3,401,957
HSBC Capital Funding LP
8.03% due 12/29/2049 (b)	EUR	350,000	551,670
			3,953,627
Luxembourg - 0.69%
Gaz Capital SA
7.343% due 04/11/2013 (g)		$2,100,000	2,147,250
8.146% due 04/11/2018 (g)		1,100,000	1,137,125
Gazstream SA for Gazprom OAO, Series REGS
5.625% due 07/22/2013		211,913	209,688
Telecom Italia Finance SA, EMTN
7.5 due 04/20/2011	EUR	125,000	202,860
VTB Capital SA
3.3843% due 08/01/2008 (b)(g)		$3,400,000	3,366,000
			7,062,923
Netherlands - 0.31%
Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	180,000	300,611
8.75 due 06/15/2030		$800,000	917,902
E.ON International Finance BV, EMTN
5.75% due 05/29/2009	EUR	590,000	932,185
RWE Finance BV, EMTN
6.125% due 10/26/2012		125,000	200,374
Siemens Financieringsmaatschappij NV
2.7281% due 08/14/2009 (b)(g)		$800,000	800,065
			3,151,137
Norway - 0.40%
DnB NOR Boligkreditt, EMTN
4.50% due 05/16/2011	EUR	2,700,000	4,100,149
South Korea - 0.27%
Export-Import Bank of Korea, Series E, MTN
5.75% due 05/22/2013		1,800,000	2,717,052

Global Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Spain - 1.13%
Banco Santander SA
4.50% due 11/14/2012	EUR	1,400,000	$2,118,542
Bankinter SA, Series E, MTN
5.00% due 05/14/2010		2,000,000	3,108,763
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(g)		$1,600,000	1,545,699
Santander US Debt SA Unipersonal
2.7331% due 11/20/2009 (b)(g)		2,500,000	2,475,660
2.8613% due 09/19/2008 (b)(g)		2,400,000	2,397,320
			11,645,984
Sweden - 0.08%
Spintab AB, Series 168
6.00% due 04/20/2009	SEK	5,000,000	835,066
Switzerland - 2.28%
Credit Suisse New York, MTN
5.00% due 05/15/2013		$11,800,000	11,483,347
UBS AG/Stamford Branch, MTN
3.7044% due 05/05/2010 (b)		9,000,000	8,964,702
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017		3,100,000	3,015,525
			23,463,574
Tunisia - 0.19%
Banque Centrale de Tunisie
4.50% due 06/22/2020	EUR	1,500,000	1,967,253
United Kingdom - 4.84%
Anglian Water Services Finance PLC, EMTN
4.625% due 10/07/2013		250,000	366,375
AWG PLC
5.375% due 07/02/2009		400,000	628,407
Bank of Scotland PLC, Series E, MTN
5.625% due 05/23/2013		7,100,000	10,762,088
Barclays Bank PLC
6.05% due 12/04/2017 (g)		$11,500,000	11,272,242
7.70% due 12/31/2049 (b)(g)		2,300,000	2,343,953
8.25% due 02/28/2049	GBP	1,600,000	3,218,907
British Sky Broadcasting Group PLC
6.10% due 02/15/2018		$4,200,000	4,131,439
Cadbury Schweppes Investments PLC, EMTN
4.25% due 06/30/2009	EUR	675,000	1,049,850
HBOS PLC
5.92% due 09/29/2049 (b)(g)		$2,800,000	1,994,166
6.75% due 05/21/2018 (g)		3,100,000	2,964,741
HSBC Holdings PLC
6.50% due 05/02/2036		3,100,000	2,882,281
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (b)	EUR	1,020,000	1,577,358
National Grid PLC, EMTN
4.98% due 06/22/2011	CAD	2,000,000	1,940,649
NGG Finance PLC
6.125% due 08/23/2011	EUR	250,000	394,947
Pearson Dollar Finance Two PLC
5.50% due 05/06/2013 (g)		$3,000,000	2,970,183
Royal Bank of Scotland Group PLC
7.0916% due 10/29/2049	EUR	500,000	677,959
Royal Bank of Scotland PLC, EMTN
4.875% due 03/26/2009		125,000	195,299

The accompanying notes are an integral part of the financial statements.

30

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)		$400,000	$371,494
			49,742,338
United States - 34.11%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		500,000	501,215
Alcoa, Inc.
6.00% due 01/15/2012		2,575,000	2,577,848
Allstate Life Global Funding II, MTN
3.3275% due 05/21/2010 (b)		8,300,000	8,247,088
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013		2,700,000	2,689,413
American Express Bank FSB
5.50% due 04/16/2013		5,700,000	5,573,340
American Express Bank FSB, BKNT
2.625% due 06/12/2012 (b)		1,400,000	1,303,155
American Express Company
7.00% due 03/19/2018		6,900,000	6,984,711
American Express Credit Corp., MTN
3.8825% due 05/27/2010 (b)		1,400,000	1,388,538
5.875% due 05/02/2013		2,000,000	1,993,279
American General Finance Corp.
6.90% due 12/15/2017		3,000,000	2,614,695
American International Group, Inc.
8.00% due 05/22/2038 (b)(g)	EUR	6,700,000	10,501,564
8.175% due 05/15/2058 (b)(g)		$5,100,000	4,799,656
American International Group, Inc., MTN
5.85% due 01/16/2018		3,300,000	3,091,615
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)	EUR	1,700,000	1,996,580
Amgen, Inc.
2.7256% due 11/28/2008 (b)		$1,450,000	1,445,567
6.15% due 06/01/2018		6,000,000	6,030,324
Autozone, Inc.
5.875% due 10/15/2012		800,000	797,974
Bank of America Corp.
8.125% due 12/29/2049 (b)		2,600,000	2,457,676
Bank of America Corp., MTN
4.75% due 05/23/2017 (b)	EUR	4,600,000	6,581,867
Bank of America NA, Series BKN1
3.3156% due 05/12/2010 (b)		$600,000	597,302
Bear Stearns Companies, Inc.
6.95% due 08/10/2012		5,000,000	5,198,860
7.25% due 02/01/2018		6,800,000	7,096,242
BellSouth Corp.
2.7756% due 08/15/2008 (b)		2,300,000	2,298,546
5.20% due 09/15/2014		1,000,000	985,467
Boston Scientific Corp.
6.00% due 06/15/2011		800,000	782,000
6.40% due 06/15/2016		1,600,000	1,504,000
Charter One Bank NA, BKNT
2.9569% due 04/24/2009 (b)		7,000,000	6,979,777
CIT Group, Inc., MTN
2.8388% due 08/17/2009 (b)		3,000,000	2,730,681
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		5,400,000	5,099,377
Citigroup Funding, Inc., MTN
2.4813% due 04/23/2009 (b)		1,700,000	1,677,555

Global Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Citigroup Funding, Inc., MTN (continued)
3.82% due 05/07/2010 (b)		$5,600,000	$5,556,135
Citigroup, Inc.
2.8306% due 12/28/2009 (b)		2,600,000	2,536,079
2.8481% due 12/26/2008 (b)		2,400,000	2,390,414
5.50% due 04/11/2013		5,400,000	5,270,276
6.00% due 08/15/2017		2,900,000	2,766,223
6.125% due 05/15/2018		10,200,000	9,761,063
8.40% due 04/29/2049 (b)		3,300,000	3,137,013
Clorox Company
5.45% due 10/15/2012		3,000,000	3,014,502
CNA Financial Corp.
5.85% due 12/15/2014		4,000,000	3,838,212
6.00% due 08/15/2011		1,600,000	1,606,992
Computer Sciences Corp.
6.50% due 03/15/2018 (g)		3,000,000	3,014,529
ConocoPhillips Australia Funding Company
2.81% due 04/09/2009 (b)		3,192,000	3,193,641
Consolidated Edison Company of New York, Inc.
5.85% due 04/01/2018		3,400,000	3,412,668
Consumers Energy Company
5.00% due 02/15/2012		700,000	693,447
CVS Caremark Corp.
5.75% due 08/15/2011		300,000	307,383
DaimlerChrysler NA Holding Corp.
4.875% due 06/15/2010		300,000	301,799
DaimlerChrysler NA Holding Corp., MTN
5.75% due 09/08/2011		400,000	407,897
Darden Restaurants, Inc.
6.20% due 10/15/2017		3,000,000	2,783,688
EchoStar DBS Corp.
5.75% due 10/01/2008		300,000	300,000
Exelon Corp.
4.90% due 06/15/2015		1,000,000	920,133
Financing Corp Fico, Series 13P zero coupon due 12/27/2018		11,300,000	6,921,499
GATX Financial Corp.
5.50% due 02/15/2012		3,000,000	2,975,673
General Electric Capital Corp.
4.625% due 09/15/2066 (b)(g)	EUR	100,000	132,493
6.375% due 11/15/2067 (b)		$3,200,000	3,026,589
6.625% due 02/04/2010	NZD	250,000	184,574
General Electric Capital Corp., MTN
3.5575% due 05/22/2013 (b)		$3,100,000	3,080,070
General Motors Acceptance Corp.
6.75% due 12/01/2014		1,300,000	858,579
GMAC LLC
3.9256% due 05/15/2009 (b)		1,800,000	1,692,484
4.75% due 09/14/2009	EUR	200,000	261,359
Goldman Sachs Group, Inc.
3.2513% due 03/22/2016 (b)		$1,100,000	983,245
5.95% due 01/18/2018		800,000	767,966
6.15% due 04/01/2018		3,000,000	2,910,477
6.25% due 09/01/2017		9,900,000	9,786,774
Goldman Sachs Group, Inc., Series E, MTN
5.375% due 02/15/2013	EUR	1,300,000	1,943,172
Health Care Property Investors, Inc.
5.95% due 09/15/2011		$300,000	291,291

The accompanying notes are an integral part of the financial statements.

31

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
International Lease Finance Corp.
5.35% due 03/01/2012		$1,100,000	$984,174
Johnson Controls, Inc.
5.25% due 01/15/2011		900,000	910,149
JP Morgan & Company, Inc., Series A, MTN
5.8857% due 02/15/2012 (b)		360,000	369,169
JP Morgan Chase & Company
6.00% due 01/15/2018		5,200,000	5,065,539
JP Morgan Chase & Company, MTN
2.4981% due 05/07/2010 (b)		5,800,000	5,748,020
5.058% due 02/22/2021 (b)	CAD	1,000,000	922,624
JP Morgan Chase Bank NA
4.375% due 11/30/2021 (b)	EUR	1,900,000	2,496,682
JP Morgan Chase Bank NA, BKNT
6.00% due 10/01/2017		$2,000,000	1,942,886
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036		1,300,000	1,124,276
JP Morgan Chase Capital XXII, Series V
6.45% due 02/02/2037		1,800,000	1,542,841
Kinder Morgan Energy Partners LP, MTN
6.95% due 01/15/2038		4,000,000	3,970,088
Kraft Foods, Inc.
6.25% due 06/01/2012		1,200,000	1,225,907
Lehman Brothers Holdings, Inc., MTN
2.82% due 11/16/2009 (b)		6,200,000	5,908,371
5.625% due 01/24/2013		4,500,000	4,259,273
6.875% due 05/02/2018		2,100,000	2,033,021
Loews Corp.
5.25% due 03/15/2016		400,000	386,940
Longpoint Re, Ltd.
8.0638% due 05/08/2010 (b)(g)		1,600,000	1,600,160
Marsh & McLennan Companies, Inc.
5.15% due 09/15/2010		900,000	893,966
5.75% due 09/15/2015		5,000,000	4,957,285
Masco Corp.
5.875% due 07/15/2012		300,000	286,476
May Department Stores Company
4.80% due 07/15/2009		300,000	294,002
Merrill Lynch & Company, Inc., MTN
2.7681% due 08/14/2009 (b)		400,000	387,306
2.96% due 10/23/2008 (b)		2,000,000	1,988,186
4.9656% due 05/12/2010 (b)		8,900,000	8,758,837
6.875% due 04/25/2018		6,200,000	5,900,701
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (g)		5,400,000	5,317,315
Metropolitan Life Global Funding I, MTN
2.7588% due 05/17/2010 (b)(g)		2,900,000	2,859,905
Morgan Stanley
3.1931% due 10/15/2015 (b)		2,100,000	1,840,406
6.25% due 08/28/2017		500,000	466,155
Morgan Stanley, MTN
2.5213% due 11/21/2008 (b)		300,000	298,656
4.7781% due 05/14/2010 (b)		6,200,000	6,176,062
6.00% due 04/28/2015		9,300,000	8,890,977
6.625% due 04/01/2018		3,900,000	3,695,348
Morgan Stanley, Series F, MTN
2.82% due 05/07/2009 (b)		2,800,000	2,756,328
Nabors Industries, Inc.
6.15% due 02/15/2018 (g)		3,000,000	3,032,295

Global Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
News America Holdings, Inc.
6.75% due 01/09/2038		$125,000	$127,847
Nisource Finance Corp.
5.40% due 07/15/2014		400,000	374,198
Nordstrom, Inc.
6.25% due 01/15/2018		3,000,000	2,920,242
NRG Energy, Inc.
6.48% due 02/01/2013		947,590	893,890
PLD International Finance LLC
4.375% due 04/13/2011	EUR	350,000	498,177
Principal Life Income Funding Trusts, MTN
5.30% due 04/24/2013		$2,200,000	2,200,013
ProLogis
5.625% due 11/15/2015		2,000,000	1,878,982
Reynolds American, Inc.
3.4762% due 06/15/2011 (b)		800,000	756,048
Ryder System, Inc., MTN
5.85% due 11/01/2016		1,100,000	1,046,103
Sara Lee Corp.
6.25% due 09/15/2011		800,000	819,047
Sealed Air Corp.
5.625% due 07/15/2013 (g)		4,200,000	4,057,834
Simon Property Group LP
6.125% due 05/30/2018		3,000,000	2,918,388
Spectra Energy Capital LLC
6.20% due 04/01/2018		5,000,000	4,864,720
Sprint Capital Corp.
6.375% due 05/01/2009		50,000	50,000
8.75% due 03/15/2032		300,000	285,750
Sprint Nextel Corp.
6.00% due 12/01/2016		1,400,000	1,204,000
Starwood Hotels & Resorts Worldwide, Inc.
6.75% due 05/15/2018		3,000,000	2,829,195
State Street Capital Trust IV
6.6943% due 06/01/2067 (b)		2,300,000	1,765,800
Supervalu, Inc.
7.50% due 11/15/2014		200,000	200,250
The Cleveland Electric Illuminating Company
5.70% due 04/01/2017		3,000,000	2,853,366
Time Warner, Inc.
2.915% due 11/13/2009 (b)		2,400,000	2,332,274
Unicredit Luxembourg Finance SA
2.97% due 10/24/2008 (b)(g)		400,000	399,722
US Bancorp
2.5125% due 04/28/2009 (b)		2,500,000	2,496,558
Valero Energy Corp.
6.125% due 06/15/2017		3,000,000	2,897,352
Verizon Communications, Inc.
6.10% due 04/15/2018		3,400,000	3,375,438
6.40% due 02/15/2038		4,300,000	4,002,758
Viacom, Inc.
5.75% due 04/30/2011		1,200,000	1,202,798
Wal-Mart Stores, Inc.
5.25% due 09/28/2035	GBP	250,000	451,810
Wells Fargo & Company
4.375% due 01/31/2013		$2,700,000	2,614,429

The accompanying notes are an integral part of the financial statements.

32

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Xerox Corp.
9.75% due 01/15/2009	$1,200,000	$1,235,244
		350,396,810
TOTAL CORPORATE BONDS (Cost $584,791,171)		$577,439,838
MUNICIPAL BONDS - 1.55%
California - 1.15%
California State Various Purpose
5.00% due 11/01/2037	3,800,000	3,719,592
Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series
A-1
5.125% due 06/01/2047	200,000	152,210
Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series
A-1
5.75% due 06/01/2047	6,505,000	5,512,988
Los Angeles California Wastewater
Systems Revenue, Series A
5.00% due 06/01/2027	200,000	200,596
Metropolitan Water District Southern California
Waterworks Revenue
5.00% due 10/01/2036	45,000	45,099
State of California
5.00% due 06/01/2032	2,200,000	2,181,718
		11,812,203
Illinois - 0.02%
Chicago Illinois, Series A
10.579% due 01/01/2030	230,000	226,322
Iowa - 0.05%
Tobacco Settlement Authority of Iowa, Tobacco
Settlement Revenue, Series A
6.50% due 06/01/2023	535,000	489,702
Kentucky - 0.01%
Louisville & Jefferson Kentucky Sewer, Series A
5.00% due 05/15/2036	100,000	99,103
New York - 0.08%
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series 1289
10.679% due 06/15/2038 (b)	200,000	183,170
New York City Transitional Financial Authority
5.00% due 02/01/2028	285,000	290,267
Tobacco Settlement Financing Corp., Asset
Backed Series A-1-Callable
5.25% due 06/01/2013	310,000	310,471
		783,908
Ohio - 0.22%
Buckeye Tobacco Settlement Financing Authority
5.875% due 06/01/2047	2,700,000	2,249,613
Puerto Rico - 0.00%
Puerto Rico Sales Tax Financing Corp.
0.01% due 08/01/2054	800,000	55,040

Global Bond Trust (continued)
		Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Texas - 0.02%
Harris County, Texas
5.00% due 08/01/2033		$200,000	$200,558
TOTAL MUNICIPAL BONDS (Cost $16,919,298)			$15,916,449
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.26%
Australia - 1.61%
Puma Finance Ltd, Series 2005-P11, Class BA
7.82% due 08/22/2037 (b)	AUD	5,945,170	5,582,586
Puma Finance, Ltd., Series 2004-P10, Class BA
8.0733% due 07/12/2036 (b)		1,103,786	1,043,542
Puma Finance, Ltd., Series 2006-G5, Class A1
2.7475% due 02/21/2038 (b)		$1,429,260	1,364,943
Swan, Series 2006-1E, Class A2
7.9017% due 05/12/2037 (b)	AUD	3,567,343	3,345,245
Torrens Trust, Series 2007-1, Class A
8.0667% due 09/19/2014 (b)		5,493,217	5,161,025
			16,497,341
Cayman Islands - 0.00%
SHL Corp Ltd., Series 1999-1A, Class A2
1.6262% due 12/25/2024 (b)(g)	JPY	1,155,800	10,879
Ireland - 0.38%
Immeo Residential Finance PLC, Series 2007-2, Class A
5.118% due 12/15/2016 (b)	EUR	2,138,491	3,188,841
Lusitano Motgages PLC, Series 1, Class A
5.238% due 12/15/2035 (b)		458,199	712,482
			3,901,323
Italy - 0.65%
Seashell Securities PLC, Series 2001-II, Class A
5.129% due 07/25/2028 (b)		414,044	649,599
Siena Mortgages, Series 2003-4, Class A2
5.188% due 12/16/2038 (b)		3,896,218	6,028,832
			6,678,431
Netherlands - 0.44%
Arena BV, Series 2000-I, Class A
6.10% due 11/15/2062 (b)		500,000	783,091
Atomium Mortgage Finance BV, Series 2003-I, Class A
4.675% due 04/18/2009 (b)		134,834	211,715
Delphinus BV, Series 2001-II, Class A1
5.147% due 11/28/2031 (b)		277,341	434,638
Delphinus BV, Series 2002-I, Class A1
5.079% due 04/25/2092 (b)		158,159	248,583
Delphinus BV, Series 2003-I, Class A1
5.109% due 04/25/2093 (b)		500,000	783,730
Dutch MBS BV, Series X, Class B
5.007% due 10/02/2079 (b)		777,829	1,217,743
Dutch MBS BV, Series XI, Class A1
5.088% due 11/02/2034 (b)		115,882	182,040
Dutch Mortgage Portfolio Loans, BV, Series III, Class A
5.109% due 11/20/2035 (b)		220,645	342,526

The accompanying notes are an integral part of the financial statements.

33

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Netherlands (continued)
Holland Euro-Denominated Mortgage Backed Series, Series 2, Class A
5.044% due 04/18/2012 (b)	EUR	237,168	$372,338
			4,576,404
Spain - 0.12%
Bancaja Fondo de Titulizacion de Activos, Series 2005-8, Class A
4.939% due 10/25/2037 (b)		866,662	1,239,328
United Kingdom - 0.68%
Bauhaus Securities, Ltd., Series 1, Class A2
5.168% due 10/30/2052 (b)		403,710	632,444
Haus, Ltd., Series 2000-1A, Class A2
4.779% due 12/10/2037 (b)(g)		292,219	448,488
Permanent Financing PLC, Series 2004-4, Class 5A2
6.12% due 06/10/2042 (b)	GBP	3,000,000	5,863,309
			6,944,241
United States - 13.38%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1
5.1408% due 09/25/2035 (b)		$301,397	287,679
American Home Mortgage Assets, Series 2006-5, Class A1
4.448% due 11/25/2046 (b)		1,507,404	1,114,296
American Home Mortgage Investment Trust, Series 2004-3, Class 5A
4.29% due 10/25/2034 (b)		212,177	186,051
Banc of America Funding Corp., Series 2005-E, Class 1A1
2.7719% due 05/20/2035 (b)		708,424	515,693
Banc of America Funding Corp., Series 2006-J, Class 4A1
6.1408% due 01/20/2047 (b)		419,925	340,828
Banc of America Mortgage Securities, Series 2004-4, Class 1A9
5.00% due 05/25/2034		507,582	489,540
BCAP LLC Trust, Series 2006-AA2, Class A1
2.6525% due 01/25/2037 (b)		4,435,543	2,830,092
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 6A
4.6409% due 10/25/2033 (b)		460,484	442,050
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1
4.4763% due 02/25/2034 (b)		65,773	63,726
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 22A
4.4154% due 05/25/2034 (b)		869,013	819,312
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 23A
4.6294% due 05/25/2034 (b)		277,258	265,097
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1
4.7722% due 11/25/2034 (b)		316,553	307,844
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1
5.733% due 02/25/2036 (b)		3,408,195	2,833,148

Global Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1
4.125% due 03/25/2035 (b)	$5,278,954	$5,035,704
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2
4.125% due 03/25/2035 (b)	3,036,370	2,902,991
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1
4.55% due 08/25/2035 (b)	3,641,943	3,535,314
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.525% due 09/25/2036 (b)	2,136,597	1,759,667
Bear Stearns Alt-A Trust, Series 2005-9, Class 24A1
5.5575% due 11/25/2035 (b)	1,892,735	1,575,622
Bear Stearns Alt-A Trust, Series 2006-1, Class 21A2
5.9164% due 02/25/2036 (b)	3,454,772	2,656,563
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1
5.6744% due 01/26/2036 (b)	3,671,597	3,050,807
Bear Stearns Structured Products, Inc., Series 2007-R7, Class A1
2.6819% due 01/25/2037 (b)(g)	4,964,773	4,921,331
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B
5.8886% due 02/10/2017 (b)	1,400,000	1,321,379
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1
4.7475% due 08/25/2035 (b)	1,532,983	1,459,854
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2
4.2475% due 08/25/2035 (b)	1,612,815	1,521,859
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.322% due 12/11/2049	5,600,000	5,176,720
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A3
5.25% due 06/25/2035	512,752	443,246
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1B
2.6787% due 07/20/2046 (b)	1,061,355	732,726
Countrywide Alternative Loan Trust, Series 2007-11T1, Class A12
2.8325% due 05/25/2037 (b)	706,812	508,321
Countrywide Alternative Loan Trust, Series 2007-16CB, Class 5A1
6.25% due 08/25/2037	347,909	261,947
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A
2.6625% due 05/25/2047 (b)	3,372,046	2,356,862
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-12, Class 11A1
5.6069% due 08/25/2034 (b)	176,469	146,555
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-22, Class A3
4.7995% due 11/25/2034 (b)	605,222	581,182
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 2A1
4.842% due 04/20/2035 (b)	308,878	298,976

The accompanying notes are an integral part of the financial statements.

34

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Countrywide Home Loans, Series 2004-25, Class 1A1
2.8125% due 02/25/2035 (b)	$87,255	$70,722
Countrywide Home Loans, Series 2004-25, Class 2A1
2.8225% due 02/25/2035 (b)	128,034	101,661
Countrywide Mortgage Backed Securities, Inc., Series 2005-2, Class 2A1
2.8025% due 03/25/2035 (b)	199,148	150,424
CS First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3
5.0967% due 07/25/2033 (b)	61,655	58,121
CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1
4.6876% due 08/25/2033 (b)	977,612	953,324
CS First Boston Mortgage Securities Corp., Series 2002-AR13, Class 3A
5.5497% due 05/25/2032 (b)	11,439	11,411
CS First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1
6.50% due 04/25/2033	58,608	55,087
CSAB Mortgage Backed Trust, Series 2006-1, Class A1A
2.5825% due 06/25/2036 (b)	151,020	150,534
Downey Savings & Loan Association Mortgage Loan Trust, Series 2006-AR2, Class 2AB3
2.7925% due 03/19/2017 (b)	2,600,000	1,340,629
Federal Home Loan Mortgage Corp., REMICS, Series 2007-3336, Class GA
5.00% due 05/15/2027	5,172,250	5,251,289
Federal Home Loan Mortgage Corp., REMICS, Series 2007-3346, Class FA
2.7013% due 02/15/2019 (b)	7,329,432	7,148,369
Federal Home Loan Mortgage Corp., Series 2752, Class FM
2.8212% due 12/15/2030 (b)	358,096	354,483
Federal Home Loan Mortgage Corp., Series 2003-2581, Class QG
5.00% due 12/15/2031	2,500,000	2,447,710
Federal Home Loan Mortgage Corp., Series 2005-2922, Class EH
4.50% due 07/15/2023	3,945,179	3,882,524
Federal Home Loan Mortgage Corp., Series 2005-3037, Class BC
4.50% due 02/15/2020	5,424,055	5,379,876
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-62, Class 1A1
4.9939% due 10/25/2044 (b)	2,963,911	2,881,700
First Alliance Mortgage Loan, Series 1997-4, Class A3
2.7119% due 12/20/2027 (b)	32,253	24,496
First Horizon Asset Securities, Inc., Series 2003-AR2, Class 2A1
4.4642% due 07/25/2033 (b)	148,585	145,891
First Horizon Asset Securities, Inc., Series 2003-AR4, Class 2A1
4.3836% due 12/25/2033 (b)	434,048	423,117

Global Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1
5.368% due 08/25/2035 (b)	$304,909	$291,412
First Republic Mortgage Loan Trust, Series 2001-FRB1, Class A
2.8212% due 11/15/2031 (b)	119,682	110,776
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A
4.3047% due 06/25/2034 (b)	62,154	49,972
GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1
5.50% due 09/25/2034	321,732	317,862
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A
2.5625% due 10/25/2046 (b)	3,307,802	2,905,770
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1
4.3925% due 10/25/2033 (b)	67,156	63,899
GS Mortgage Securities Corp., Series 2003-1, Class A2
3.1825% due 01/25/2032 (b)	119,889	101,641
GSR Mortgage Loan Trust, Series 2003-1, Class A2
4.51% due 03/25/2033 (b)	397,670	380,141
Harborview Mortgage Loan Trust, Series 2003-1, Class A
5.1719% due 05/19/2033 (b)	651,012	628,059
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1
5.145% due 07/19/2035 (b)	115,598	106,679
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A
2.6725% due 01/19/2038	935,045	667,473
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A
5.0441% due 12/25/2034 (b)	164,821	143,045
JP Morgan Alternative Loan Trust, Series 2006-A6, Class 2A1
5.50% due 11/25/2036 (b)	1,294,338	1,151,249
JP Morgan Mortgage Trust, Series 2003-A2, Class 3A1
4.3856% due 11/25/2033 (b)	424,547	415,780
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.0254% due 02/25/2035 (b)	904,679	853,430
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A5
4.7662% due 07/25/2035 (b)	4,868,396	4,662,361
Mastr Adjustable Rate Mortgages Trust, Series 2004-6, Class 4A4
4.1333% due 07/25/2034 (b)	567,546	546,730
Mastr Adjustable Rate Mortgages Trust, Series 2007-HF1, Class A1
2.7225% due 05/25/2037 (b)	896,890	623,814
Mellon Residential Funding Corp., Series 2000-TBC3, Class A1
2.9113% due 12/15/2030 (b)	134,018	124,386
Merrill Lynch Alternative Note Asset, Series 2007-AF1, Class AV1
5.6599% due 05/30/2047 (b)	1,882,937	1,438,079

The accompanying notes are an integral part of the financial statements.

35

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Merrill Lynch Credit Corp. Mortgage Investors, Inc., Series 1999-A, Class A
2.8512% due 03/15/2025 (b)	$65,289	$49,125
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 1A1
6.2391% due 02/25/2033 (b)	365,645	359,581
Merrill Lynch Mortgage Investors, Inc., Series 2005-2, Class 1A
4.43% due 10/25/2035 (b)	2,412,878	2,283,852
Merrill Lynch Mortgage Investors, Inc., Series 2005-3, Class 4A
2.7325% due 11/25/2035 (b)	2,013,599	1,817,718
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
2.6925% due 02/25/2036 (b)	6,577,643	5,279,127
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2
2.7325% due 08/25/2036 (b)	336,034	212,577
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4
5.378% due 08/12/2048	1,400,000	1,297,115
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3
6.1558% due 08/12/2049 (b)	3,200,000	3,090,986
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414% due 07/12/2046 (b)	2,400,000	2,276,345
Residential Accredit Loans, Inc., Series 2006-QA2, Class 2A1
5.7143% due 02/25/2036 (b)	1,401,769	1,135,455
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1
2.6625% due 06/25/2046 (b)	4,482,267	3,205,397
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2
2.7125% due 05/25/2037 (b)	1,452,852	754,701
Residential Asset Securitization Trust, Series 2005-A15, Class 5A1
5.75% due 02/25/2036	745,591	625,023
Residential Asset Securitization Trust, Series 2006-R1, Class A2
2.8825% due 01/25/2046 (b)	1,118,170	788,251
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21
5.2091% due 09/25/2035 (b)	278,648	243,972
Sequoia Mortgage Trust, Series 5, Class A
2.8325% due 10/19/2026 (b)	86,960	82,189
Sequoia Mortgage Trust, Series 2003-4, Class 2A1
2.8319% due 07/20/2033 (b)	334,940	299,477
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A1
4.18% due 02/25/2034 (b)	323,091	286,896
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 7A1
5.21% due 09/25/2034 (b)	1,426,522	1,381,462
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2
4.59% due 04/25/2034 (b)	699,658	666,983

Global Bond Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A1
2.6925% due 05/25/2046 (b)		$1,036,763	$740,142
Thornburg Mortgage Securities Trust, Series 2003-5, Class 1A
5.6124% due 10/25/2043 (b)		1,800,407	1,684,576
WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 1A
4.268% due 01/25/2047 (b)		1,063,032	805,922
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A
4.728% due 11/25/2042 (b)		770,327	711,574
WaMu Mortgage Pass-Through Certificates, Series 2002-AR2, Class A
4.361% due 02/27/2034 (b)		156,556	145,348
WaMu Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7
4.561% due 06/25/2033 (b)		242,381	236,155
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1
2.7425% due 11/25/2045 (b)		399,145	305,588
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
2.7925% due 01/25/2045 (b)		115,469	89,320
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
2.7125% due 04/25/2045 (b)		227,307	178,608
WaMu Mortgage Pass-Through Certificates, Series 2003-R1, Class A1
3.0225% due 12/25/2027 (b)		374,836	341,938
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A
4.468% due 07/25/2046 (b)		712,278	503,989
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR11, Class 1A1
4.6222% due 06/25/2035 (b)		8,560,787	8,412,645
			137,448,945
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $180,489,461)			$177,296,892
ASSET BACKED SECURITIES - 5.39%
Ireland - 0.52%
Cars Alliance Funding PLC, Series 2007-1, Class A
4.861% due 10/08/2023 (b)	EUR	1,400,000	2,149,772
SC Germany Auto, Series 2007-1, Class A
4.545% due 08/11/2015 (b)		2,048,504	3,188,208
			5,337,980
Netherlands - 0.09%
Globaldrive BV, Series 2007-1, Class B
4.777% due 06/20/2015 (b)		650,000	946,229
United States - 4.78%
Amortizing Residential Collateral Trust, Series 2002-BC4, Class A
2.7725% due 07/25/2032 (b)		$6,344	5,291

The accompanying notes are an integral part of the financial statements.

36

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
United States (continued)
Amresco Residential Securities, Series 1999-1, Class A
3.4225% due 06/25/2029 (b)		$27,650	$26,986
BA Credit Card Trust, Series 2008-A5, Class A5
3.6713% due 12/16/2013 (b)		4,500,000	4,566,800
BA Credit Card Trust, Series 2008-A7, Class A7
3.1828% due 12/15/2014 (b)		5,600,000	5,567,626
Chase Issuance Trust, Series 2007-A1, Class A1
2.4913% due 03/15/2013 (b)		5,600,000	5,511,674
Ford Credit Auto Owner Trust, Series 2008-C, Class A1
2.7762% due 06/15/2009		5,897,096	5,897,179
Ford Credit Auto Owner Trust, Series 2008-C, Class A2B
3.3712% due 01/15/2011 (b)		5,500,000	5,515,668
Ford Credit Auto Owner Trust, Series 2008-C, Class A3
3.8912% due 06/15/2012 (b)		4,400,000	4,443,451
Franklin Auto Trust, Series 2008-A, Class A2
3.4819% due 10/20/2011 (b)		2,800,000	2,801,525
Home Equity Asset Trust, Series 2002-1, Class A4
3.0825% due 11/25/2032 (b)		1,283	1,026
JP Morgan Chase Commercial Mortgage Securities Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043		1,700,000	1,610,245
Nelnet Student Loan Trust, Series 2008-4, Class A1
3.1497% due 04/27/2015 (b)		3,100,000	3,107,044
Residential Asset Mortgage Products, Inc., Series 2002-RS3, Class AII1
3.0425% due 06/25/2032 (b)		20,226	17,304
Residential Asset Securities Corp., Series 2002-KS4, Class AIIB
2.9825% due 07/25/2032 (b)		62,168	54,029
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC1, Class A2A
2.5325% due 12/25/2036 (b)		3,021,966	2,930,561
SLM Student Loan Trust, Series 2008-4, Class A1
3.3931% due 07/25/2013 (b)		1,200,000	1,200,061
Structured Asset Mortgage Investments, Inc., Series 2004-AR3, Class 1A2
2.7725% due 07/19/2034 (b)		168,830	144,992
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)		4,700,000	4,498,716
Wells Fargo Home Equity Trust, Series 2005-2, Class AI1A
2.7125% due 10/25/2035 (b)(g)		1,257,554	1,211,475
			49,111,653
TOTAL ASSET BACKED SECURITIES (Cost $55,488,300)			$55,395,862
SUPRANATIONAL OBLIGATIONS - 0.09%
Japan - 0.09%
Inter-American Development Bank
1.90% due 07/08/2009	JPY	100,000,000	950,437
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $827,130)			$950,437

Global Bond Trust (continued)
		Shares or Principal Amount	Value
PREFERRED STOCKS - 1.05%
United States - 1.05%
Bank of America Corp., 8.00% *		9,000,000	$8,431,830
DG Funding Trust, 5.05063% * (b)(g)		236	2,348,938
			10,780,768
TOTAL PREFERRED STOCKS (Cost $11,585,600)			$10,780,768
TERM LOANS - 2.62%
Australia - 0.29%
Seven Media Group, Term T1
9.414% due 02/07/2013 (b)	AUD	3,436,190	2,992,132
United States - 2.33%
Chrysler Financial
9.00% due 08/03/2012 (b)		$12,414,210	10,148,617
Ford Motor Company, Term B
5.48% due 11/29/2013		985,000	796,126
Georgia Pacific Corp.
7.369% due 12/20/2012 (b)		1,950,000	1,837,056
HCA, Inc., Tranche B
7.08% due 11/01/2013 (b)		1,970,000	1,848,116
MGM Studios, Term B
5.9463% due 04/08/2012 (b)		987,406	804,242
NRG Energy, Inc.
2.70% due 02/01/2013 (b)		631,726	568,554
4.508% due 02/01/2013		1,368,274	1,231,446
NRG Energy, Inc. Term B
4.1963% due 02/01/2013		227,164	204,447
NRG Energy, Inc., Tranche B
6.60% due 02/01/2013 (b)		2,770,579	2,635,209
Shackleton B Event Linked Loan
10.9375% due 08/01/2008 (b)		2,000,000	1,940,000
Shackleton C Event Linked Loan
10.4375% due 08/01/2008 (b)		2,000,000	1,940,000
			23,953,813
TOTAL TERM LOANS (Cost $29,054,799)			$26,945,945
OPTIONS - 1.22%
France - 0.02%
Over The Counter European Purchase Call Option on the EUR vs. USD
Expiration 05/21/2010 at $1.3750*		1,200,000	211,782
Over The Counter European Purchase Put Option on the EUR vs. USD
Expiration 05/21/2010 at $1.3750*		1,200,000	36,880
			248,662
Germany - 0.25%
EUREX American Call on Euro-Bobl Futures
Expiration 09/22/2008 at $117.50*		11,000,000	866
EUREX American Call on Euro-Shatz Futures
Expiration 08/22/2008 at $107.00*		736,000	58
EUREX American Put on Euro-Bund Futures
Expiration 08/22/2008 at $104.00*		80,400,000	12,659
Germany Federal Republic Bonds 10 yrs. Futures
Expiration 08/22/2008 at $104.00*		804,000	12,658
Germany Federal Republic Bonds 2 yrs. Futures
Expiration 08/22/2008 at $107.00*		736,000	5,794

The accompanying notes are an integral part of the financial statements.

37

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or Principal Amount	Value
OPTIONS (continued)
Germany (continued)
Over The Counter European Purchase Put Option on the EUR vs. USD
Expiration 07/09/2008 at $1.19 *	100,000,000	$0
Expiration 07/09/2008 at $1.415 *	5,000,000	16
Over The Counter European Style Call on EUR-LIBOR Rate Swaption
Expiration 09/14/2009 at $4.00 *	68,000,000	189,576
Over The Counter European Style Purchase Call Option on the EUR vs. USD
Expiration 07/08/2010 at $1.392 *	12,000,000	1,875,530
Over The Counter European Style Purchase Put Option on the EUR vs. USD
Expiration 07/08/2010 at $1.392 *	12,000,000	468,972
		2,566,129
United States - 0.95%
Chicago Board of Trade American Purchase Call on U.S. Treasury Bond Futures
Expiration 08/22/2008 at $140.00 *	94,000	1,469
Chicago Board of Trade American Purchase Call on U.S. Treasury Note 10 yrs. Futures
Expiration 08/22/2008 at $136.00 *	1,382,000	21,594
Chicago Board of Trade American Purchase Call on U.S. Treasury Note 2 yrs. Futures
Expiration 08/22/2008 at $110.50 *	2,178,000	17,017
Expiration 08/22/2008 at $111.00 *	4,626,000	36,143
Expiration 08/22/2008 at $118.00 *	200,000	1,563
Chicago Board of Trade American Purchase Call on U.S. Treasury Note 5 yrs. Futures
Expiration 08/22/2008 at $125.00 *	1,191,000	9,305
Chicago Board of Trade American Purchase Put on U.S. Treasury Bond Futures
Expiration 08/22/2008 at $91.00 *	20,000	312
Expiration 08/22/2008 at $96.00 *	183,000	2,859
Chicago Board of Trade American Purchase Put on U.S. Treasury Note 10 yrs. Futures
Expiration 08/22/2008 at $92.00 *	710,000	11,094
Expiration 08/22/2008 at $97.00 *	1,505,000	23,516
Chicago Board of Trade American Purchase Put on U.S. Treasury Note Futures
Expiration 08/22/2008 at $91.00 *	457,000	7,141
Over The Counter European Purchase Call on FG TBA, 5.50%
Expiration 08/06/2008 at $106.00 *	2,000,000	0
Over The Counter European Purchase Call on FNMA TBA, 5.00%
Expiration 09/04/2008 at $105.00 *	9,000,000	1,055
Expiration 08/06/2008 at $83.01325*	10,100,000	0
Over The Counter European Purchase Call on FNMA TBA, 5.50%
Expiration 08/06/2008 at $86.00*	52,700,000	0
Over The Counter European Purchase Call Option on the EUR vs. USD
Expiration 05/19/2010 at $1.3665 *	2,400,000	438,622
Expiration 05/21/2010 at $1.3750 *	2,300,000	405,915
Over The Counter European Purchase Call Option on the Treasury Note, 4.00%
Expiration 07/18/2008 at $92.00 *	94,800,000	1

Global Bond Trust (continued)
	Shares or Principal Amount	Value
OPTIONS (continued)
United States (continued)
Over The Counter European Purchase Call Option on the Treasury Note, 4.25%
Expiration 10/10/2008 at $118.00*	24,200,000	$1,404
Over The Counter European Purchase Call Option on the Treasury Note, 4.625%
Expiration 10/10/2008 at $115.50*	7,000,000	1,407
Over The Counter European Purchase Call Option on the USD vs. JPY
Expiration 03/17/2010 at $103.80*	12,000,000	532,164
Expiration 07/09/2008 at $117.50*	50,000,000	400
Expiration 07/09/2008 at $119.00*	5,000,000	10
Expiration 07/09/2008 at $120.00*	45,000,000	45
Over The Counter European Purchase Put on FNMA TBA, 5.00%
Expiration 09/04/2008 at $80.00*	8,000,000	0
Over The Counter European Purchase Put on FNMA TBA, 5.50%
Expiration 08/06/2008 at $86.00*	23,000,000	0
Expiration 09/04/2008 at $86.00*	16,500,000	0
Expiration 09/04/2008 at $86.00*	36,000,000	0
Over The Counter European Purchase Put on FNMA TBA, 6.00%
Expiration 07/07/2008 at $88.00*	16,300,000	0
Expiration 08/06/2008 at $88.00*	11,500,000	0
Expiration 08/06/2008 at $90.00*	40,000,000	0
Over The Counter European Purchase Put on GNMA TBA, 6.00%
Expiration 09/15/2008 at $85.00*	50,000,000	5,859
Over The Counter European Purchase Put on GNMA TBA, 6.50%
Expiration 09/15/2008 at $91.50*	9,000,000	1,055
Expiration 08/13/2008 at $93.00*	6,000,000	0
Over The Counter European Purchase Put Option on the EUR vs. USD
Expiration 05/19/2010 at $1.3665 *	2,400,000	69,611
Expiration 05/21/2010 at $1.3750 *	2,300,000	70,687
Over The Counter European Purchase Put Option on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *	12,000,000	732,456
Over The Counter European Style Call on USD-LIBOR Rate Swaption
Expiration 08/03/2009 at $3.45 *	15,400,000	71,815
Expiration 08/03/2009 at $3.45 *	95,800,000	446,744
Expiration 08/03/2009 at $3.45 *	14,500,000	67,618
Expiration 08/03/2009 at $3.50 *	315,800,000	1,553,357
Expiration 02/02/2009 at $3.50 *	101,000,000	483,275
Expiration 08/03/2009 at $3.85 *	52,700,000	368,716
Expiration 07/06/2009 at $4.25 *	100,500,000	1,021,291
Expiration 08/28/2009 at $5.00 *	56,200,000	983,528
Expiration 08/28/2009 at $5.00 *	110,100,000	1,926,805
Expiration 08/28/2009 at $5.00 *	24,500,000	428,762
		9,744,615
TOTAL OPTIONS (Cost $12,341,048)		$12,559,406
SHORT TERM INVESTMENTS - 9.02%
Citibank Omni
3.57% due 08/19/2008 to 10/23/2008	$12,600,000	$12,503,322
Federal Home Loan Bank Discount Notes
2.04% due 07/01/2008 (f)	22,900,000	22,899,450

The accompanying notes are an integral part of the financial statements.

38

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
Merrill Lynch Commercial Trust 2008-LAQ
2.9864% due 07/09/2009	$2,700,000	$2,490,750
Nordea North America, Inc.
2.77% due 09/29/2008	41,100,000	40,815,382
U.S. Treasury Bills zero coupon due 08/28/2008 to
09/25/2008	14,000,000	13,948,234
TOTAL SHORT TERM INVESTMENTS (Cost $92,657,138)		$92,657,138
Total Investments (Global Bond Trust) (Cost $1,579,307,991) - 154.28%		$1,584,928,958
Liabilities in Excess of Other Assets - (54.28)%		(557,615,287)
TOTAL NET ASSETS - 100.00%		$1,027,313,671

Schedule of Securities Sold Short
	Shares or Principal Amount	Value
FEDERAL HOME LOAN MORTGAGE CORP. - 0.87%
Federal Home Loan Mortgage Corp.
5.50%, TBA **	$2,000,000	$1,970,000
TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (Proceeds $1,975,391)		$1,970,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.14%
Federal National Mortgage Association
5.00%, TBA **	9,000,000	$8,625,942
6.00%, TBA **	16,000,000	$16,138,750
6.50%, TBA **	5,000,000	$5,126,560
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Proceeds $29,860,547)		$29,891,252
U.S. TREASURY BONDS - 3.36%
U.S. Treasury Bonds
4.50%, due 02/15/2036	3,800,000	$3,772,986
5.00%, due 05/15/2037	3,600,000	$3,868,877
TOTAL U.S. TREASURY BONDS (Proceeds $7,373,531)		$7,641,863
U.S. TREASURY NOTES - 82.63%
U.S. Treasury Notes
4.625%, due 07/31/2012	7,000,000	$7,387,737
2.50%, due 03/31/2013	2,200,000	$2,122,485
3.125%, due 04/30/2013	5,200,000	$5,149,217
4.25%, due 08/15/2013	24,200,000	$25,247,400
4.875%, due 08/15/2016	45,000,000	$48,318,750
4.625%, due 11/15/2016	33,500,000	$35,394,861
4.50%, due 05/15/2017	47,500,000	$49,474,195
4.25%, due 11/15/2017	2,700,000	$2,758,007
3.50%, due 02/15/2018	1,900,000	$1,828,898

	Shares or Principal Amount	Value
U.S. TREASURY NOTES (continued)
U.S. Treasury Notes (continued)
3.875%, due 05/15/2018	$10,300,000	$10,205,044
TOTAL U.S. TREASURY NOTES (Proceeds $185,599,912)		$187,886,594
Total Securities Sold Short (Global Bond Trust)
(Proceeds $224,809,380)		$227,389,709

High Income Trust
	Shares or Principal Amount	Value
CORPORATE BONDS - 63.40%
Basic Materials - 6.86%
Abitibi-Consolidated Company of Canada
6.00% due 06/20/2013	$3,000,000	$1,350,000
7.75% due 06/15/2011	2,780,000	1,403,900
8.375% due 04/01/2015	2,875,000	1,293,750
13.75% due 04/01/2011 (g)	405,000	427,275
15.50% due 07/15/2010 (g)	390,000	306,150
Abitibi-Consolidated, Inc.
7.50% due 04/01/2028	509,000	188,330
American Pacific Corp.
9.00% due 02/01/2015	7,640,000	7,468,100
CII Carbon LLC
11.125% due 11/15/2015 (g)	11,235,000	11,066,475
Huntsman International LLC
11.625% due 10/15/2010	59,000	60,917
Newark Group, Inc.
9.75% due 03/15/2014	1,643,000	1,100,810
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	2,071,000	1,532,540
Pope & Talbot, Inc.
8.375% due 06/01/2013 ˆ	400,000	40,000
8.375% due 06/01/2013 ˆ	1,800,000	180,000
Tronox Worldwide LLC
9.50% due 12/01/2012	3,490,000	2,844,350
Union Carbide Chemicals & Plastics
7.875% due 04/01/2023	40,000	39,941
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016	3,065,000	2,743,175
		32,045,713
Communications - 23.80%
Adelphia Communications Corp.
7.75% due 01/15/2009	3,000,000	243,750
9.875% due 03/01/2049	2,050,000	169,125
10.25% due 11/01/2049	1,025,000	82,000
Canadian Satellite Radio Holdings, Inc.
12.75% due 02/15/2014	4,257,000	3,661,020
Canadian Satellite Radio Holdings, Inc., ADR
8.00% due 09/10/2014	1,900,000	1,490,635
CCH I Holdings LLC
11.125% due 01/15/2014	1,500,000	855,000
Centennial Communications Corp.
8.4475% due 01/01/2013 (b)	680,000	656,200
10.00% due 01/01/2013	4,130,000	4,191,950
Century Communications
8.375% due 12/15/2049	1,000,000	100

The accompanying notes are an integral part of the financial statements.

39

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communications (continued)
Charter Communications Holdings I LLC
9.92% due 04/01/2014	$6,740,000	$3,774,400
10.00% due 05/15/2014	3,605,000	2,018,800
11.75% due 05/15/2014	4,801,000	2,928,610
12.125% due 01/15/2015	3,140,000	1,884,000
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.
11.00% due 10/01/2015	13,600,000	10,081,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.25% due 09/15/2010	1,345,000	1,301,287
Charter Communications Holdings LLC
8.75% due 11/15/2013	3,025,000	2,783,000
Charter Communications, Inc.
10.875% due 09/15/2014	2,820,000	2,897,550
Cricket Communications, Inc.
9.375% due 11/01/2014	4,220,000	4,061,750
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)	3,685,000	3,477,719
Idearc, Inc.
8.00% due 11/15/2016	14,610,000	9,186,037
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	3,305,000	3,181,063
Mobile Satellite Ventures LP zero coupon, Step up to 14.00% on
04/01/2010 due 04/01/2013 (g)	1,210,000	762,300
R.H. Donnelley Corp.
6.875% due 01/15/2013	405,000	240,975
8.875% due 10/15/2017 (g)	1,100,000	654,500
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013	2,900,000	1,725,500
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	4,750,000	2,850,000
Rural Cellular Corp.
5.6819% due 06/01/2013 (b)	5,060,000	5,072,650
8.6228% due 11/01/2012 (b)	750,000	755,625
9.875% due 02/01/2010	1,280,000	1,302,400
Shaw Communications, Inc.
8.25% due 04/11/2010	172,000	176,730
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013	7,705,000	6,241,050
Terrestar Networks, Inc., PIK
15.00% due 02/15/2014 (g)	1,294,800	1,178,268
Vertis, Inc.
9.75% due 04/01/2009	3,365,000	3,095,800
10.875% due 06/15/2009	2,865,000	1,074,375
West Corp.
11.00% due 10/15/2016	3,425,000	2,894,125
XM Satellite Radio, Inc.
7.3728% due 05/01/2013 (b)	10,720,000	10,344,800
9.75% due 05/01/2014	9,580,000	9,148,900
Young Broadcasting, Inc.
10.00% due 03/01/2011	8,576,000	4,802,560
		111,245,554
Consumer, Cyclical - 19.32%
Alaska Airlines, Inc., Series D
9.50% due 04/12/2012	103,162	105,870

High Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)	$8,235,000	$7,370,325
11.25% due 11/01/2015 (g)	7,725,000	6,682,125
American Airlines, Inc., Series 90-K
9.93% due 06/15/2010	512,000	405,760
American Airlines, Inc., Series 91B2
10.32% due 07/30/2014 (g)	1,011,075	778,528
AMR Corp., Series MTNB
10.40% due 03/10/2011	4,500,000	3,420,000
D.R. Horton, Inc.
9.75% due 09/15/2010	18,000	18,450
Duane Reade, Inc.
9.75% due 08/01/2011	4,130,000	3,696,350
Exide Technologies, Series B
10.50% due 03/15/2013	2,545,000	2,494,100
Eye Care Centers of America
10.75% due 02/15/2015	1,448,000	1,498,680
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)	6,480,000	4,212,000
Fontainebleau Senior Note
12.50% due 06/01/2022	3,328,470	1,879,254
Gol Finance
8.75% due 12/31/2049 (g)	3,870,000	2,892,825
Greektown Holdings LLC
10.75% due 12/01/2013 ˆ (g)	7,014,000	5,190,360
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	1,200,000	1,092,000
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	13,632,000	9,610,560
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,800,000	1,350,000
Jo-Ann Stores, Inc.
7.50% due 03/01/2012	2,177,000	2,024,610
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)	2,440,000	2,281,400
Majestic Star Casino LLC
9.50% due 10/15/2010	6,385,000	5,299,550
9.75% due 01/15/2011	4,870,000	1,461,000
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (g)	3,000,000	2,647,500
Meritage Homes Corp.
7.00% due 05/01/2014	114,000	92,340
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	2,439,000	2,091,442
9.75% due 04/01/2010	155,000	155,000
Northwest Airlines zero coupon due 01/16/2017 ˆ	4,640,000	29,000
6.625% due 02/15/2023 ˆ	15,810,000	79,050
7.625% due 11/15/2023 ˆ	8,965,000	44,825
8.70% due 03/15/2049 ˆ	2,220,000	8,325
8.875% due 06/01/2049 ˆ	6,860,000	25,725
9.875% due 03/15/2037 ˆ	7,390,000	27,712
10.00% due 02/01/2009 ˆ	3,810,000	14,287
Scientific Games Corp.
6.25% due 12/15/2012	73,000	69,898
Seminole Hard Rock Entertainment, Inc.
5.2762% due 03/15/2014 (b)(g)	845,000	709,800
Standard Pacific Corp.
6.50% due 10/01/2008	191,000	188,135

The accompanying notes are an integral part of the financial statements.

40

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Steinway Musical Instruments, Inc.
7.00% due 03/01/2014 (g)	$755,000	$690,825
Travelport LLC
9.875% due 09/01/2014	4,415,000	3,918,313
11.875% due 09/01/2016	750,000	615,000
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	12,970,000	8,073,825
UAL Corp.
4.50% due 06/30/2021 (g)	5,650,000	2,240,225
US Airways Group, Inc.
7.00% due 09/30/2020	6,275,000	4,401,285
US Corrugated, Inc.
10.00% due 06/12/2013	540,000	394,200
		90,280,459
Consumer, Non-cyclical - 5.35%
Alliance One International, Inc.
11.00% due 05/15/2012	2,200,000	2,266,000
12.75% due 11/15/2012	2,420,000	2,492,600
Allied Security Escrow Corp.
11.375% due 07/15/2011	1,356,000	1,166,160
ASG Consolidated LLC/ASG Finance, Inc. zero coupon, step up to 11.50% on
11/01/2011 due 11/01/2011	4,380,000	4,051,500
Dole Food Company, Inc.
7.25% due 06/15/2010	1,111,000	1,005,455
Healthsouth Corp.
9.1331% due 06/15/2014 (b)	5,000,000	5,075,000
MSX International UK
12.50% due 04/01/2012 (g)	1,235,000	950,950
North Atlantic Trading Company
10.00% due 03/01/2012 (g)	2,626,750	2,206,470
Quebecor World Capital Corp.
6.125% due 11/15/2013 ˆ	3,410,000	1,244,650
8.75% due 03/15/2016 (g)	590,000	283,200
Quebecor World, Inc.
9.75% due 01/15/2015 ˆ (g)	3,365,000	1,632,025
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015	3,360,000	2,620,800
		24,994,810
Diversified - 0.14%
Marquee Holdings, Inc.
9.505 due 08/15/2014	855,000	671,175
Energy - 0.38%
Dominion Petroleum Acquisitions
10.00% due 10/01/2011	1,825,000	1,760,942
Financial - 1.17%
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (g)	1,670,000	1,118,900
Drummond Company, Inc.
7.375% due 02/15/2016 (g)	500,000	465,000
Realogy Corp.
10.50% due 04/15/2014	965,000	670,675
12.375% due 04/15/2015	645,000	316,050
TAM Capital, Inc.
7.375% due 04/25/2017	2,265,000	1,752,544

High Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Ucar Finance, Inc.
10.25% due 02/15/2012	$1,103,000	$1,141,605
		5,464,774
Industrial - 3.35%
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (g)	755,000	739,900
BWAY Corp.
10.00% due 10/15/2010	780,000	780,000
Graphic Packaging International Corp.
9.50% due 08/15/2013	5,030,000	4,803,650
Jefferson Smurfit Corp.
8.25% due 10/01/2012	790,000	689,275
Muzak LLC/Muzak Finance Corp.
9.875% due 03/15/2009	1,884,000	1,676,760
Odebrecht Overseas, Ltd.
9.625% due 12/31/2049	1,050,000	1,078,875
Pliant Corp.
11.625% due 06/15/2009	789,769	793,718
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	4,195,000	3,356,000
Thomas & Betts Corp.
6.39% due 02/10/2009	11,000	11,128
Vitro SAB de CV
9.125% due 02/01/2017	2,175,000	1,723,688
		15,652,994
Utilities - 3.03%
Orion Power Holdings, Inc.
12.00% due 05/01/2010	3,055,000	3,299,400
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)	11,075,000	10,853,500
		14,152,900
TOTAL CORPORATE BONDS (Cost $352,615,031)		$296,269,321
CONVERTIBLE BONDS - 5.53%
Communications - 0.87%
Charter Communications, Inc.
6.50% due 10/01/2027	604,000	303,345
XM Satellite Radio Holdings, Inc.
1.75% due 12/01/2009	4,105,000	3,740,681
		4,044,026
Consumer, Cyclical - 4.66%
AMR Corp.
4.25% due 09/23/2023	13,630,000	12,195,483
4.50% due 02/15/2024	3,185,000	2,548,000
Pinnacle Airlines Corp.
3.25% due 02/15/2025	1,608,000	1,049,529
UAL Corp.
4.50% due 06/30/2021	15,120,000	5,995,080
		21,788,092
TOTAL CONVERTIBLE BONDS (Cost $41,973,966)		$25,832,118

The accompanying notes are an integral part of the financial statements.

41

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.81%
GS Mortgage Securities
Corp., Series 2006-NIM3, Class OS zero coupon due 10/26/2037	$5,000	$653,750
Countrywide Alternative Loan Trust, Series 2007-OA9, Class B1
4.2325% due 06/25/2047 (b)(g)	1,154,452	54,259
Countrywide Alternative Loan Trust, Series 2007-OA9, Class B2
4.2325% due 06/25/2047 (b)(g)	342,458	8,705
Countrywide Alternative Loan Trust, Series 2007-OA9, Class B3
4.2325% due 06/25/2047 (b)(g)	686,637	48,065
Countrywide Alternative Loan Trust, Series 2007-OA9, Class XP
4.0433% IO due 06/25/2047	54,548,348	3,000,159
DSLA Mortgage Loan Trust, Series 2005-AR5, Class X2
3.3879% IO due 08/19/2045	141,505,493	4,510,488
Global Tower Partners Acquisition LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (g)	540,000	480,093
GS Mortgage Securities Corp., Series 2006-NIM3, Class N3
8.112% due 06/25/2046 (g)	6,107	6,046
Harborview Mortgage Loan Trust, Series 2007-3, Class ES
0.3509% IO due 05/19/2047	79,849,157	573,916
Harborview Mortgage Loan Trust, Series 2007-4, Class ES
0.3508% IO due 07/19/2047	80,117,497	600,881
Harborview Mortgage Loan Trust, Series 2007-6, Class ES
0.3436% IO due 08/19/2037 (g)	55,702,211	400,360
Harborview NIM Corp., Series 2006-BU1, Class N1
5.926% due 02/20/2046	186,595,756	7,004,991
Lehman XS Net Interest Margin Notes, Series 2007-GPM8, Class A3
9.00% due 01/28/2047 (g)	720,000	612,000
Lehman XS Net Interest Margin Notes, Series 2007-GPM8, Class A4
9.00% due 01/28/2047 (g)	505,000	252,500
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	1,820,000	1,733,905
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (g)	1,380,000	1,254,021
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-AR19, Class B1
3.1825% due 12/25/2045 (b)	3,130,756	1,252,303
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR8, Class CX2P
1.8481% IO due 10/25/2046	284,651	9,874
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,294,639)		$22,456,316
ASSET BACKED SECURITIES - 0.91%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (g)	1,545,000	1,370,755

High Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES
(continued)
Dominos Pizza Master Issuer LLC, Series 2007-1, Class M1
7.629% due 04/27/2037 (g)	$3,730,000	$2,890,750
TOTAL ASSET BACKED SECURITIES (Cost $5,290,337)		$4,261,505
COMMON STOCKS - 6.57%
Basic Materials - 0.04%
Tembec, Inc. *	55,366	190,037
Communications - 3.35%
Canadian Satellite Radio Holdings, Inc. *	460,884	1,685,885
Charter Communications, Inc., Class A *	414,100	434,805
Comcast Corp., Special Class A	62,969	1,181,299
Sprint Nextel Corp.	326,900	3,105,550
Time Warner Cable, Inc. * (a)	152,371	4,034,784
USA Mobility, Inc. *	117,989	890,817
XM Satellite Radio Holdings, Inc., Class A *	550,200	4,313,568
		15,646,708
Consumer, Cyclical - 2.70%
Federal Mogul Corp. *	32,948	531,451
Fontainebleau Resorts LLC, Class A *	68,468	285,511
Northwest Airlines Corp. *	1,730,716	11,526,569
UAL Corp. *	49,000	255,780
		12,599,311
Consumer, Non-cyclical - 0.04%
Paragon Shipping, Inc. * (g)	12,000	201,480
Energy - 0.34%
Dominion Petroleum, Ltd., GDR *	3,979,957	1,605,314
Financial - 0.10%
Adelphia Recovery Trust, Series ACC-1 *	5,927,870	296,394
Adelphia Recovery Trust, Series Arahova *	424,950	178,479
		474,873
TOTAL COMMON STOCKS (Cost $58,750,981)		$30,717,723
PREFERRED STOCKS - 1.08%
Communications - 0.68%
Rural Cellular Corp., 12.25%	2,347	3,147,914
Financial - 0.38%
iStar Financial, Inc, Series I, 7.50%	111,000	1,781,550
Industrial - 0.02%
Pliant Corp., Series AA, 13.00% *	1,287	102,960
TOTAL PREFERRED STOCKS (Cost $5,490,289)		$5,032,424
TERM LOANS - 6.96%
Basic Materials - 0.11%
AbitibiBowater, Inc.
11.50% due 03/31/2009 (b)	355,571	355,866
Tembec, Inc.
9.8625% due 02/28/2012 (b)	188,750	173,533
		529,399

The accompanying notes are an integral part of the financial statements.

42

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (continued)
Communications - 1.90%
Idearc, Inc.
4.791% due 11/17/2014 (b)	$5,102,051	$4,223,775
Sirius Satellite Radio, Inc.
5.375% due 12/20/2012 (b)	362,263	331,470
Star Tribune Corp.
4.9463% due 03/01/2014 (b)	3,214,931	1,864,660
10.83% due 03/01/2015 (b)	4,125,000	412,500
Tribune Corp.
5.5419% due 05/30/2014 (b)	2,679,750	2,044,569
		8,876,974
Consumer, Cyclical - 4.13%
Delta Airlines, Inc.
5.25% due 04/30/2012 (b)	1,623,600	1,333,787
6.041% due 04/30/2014 (b)	2,860,063	1,972,729
East Valley Tourist Development
10.88% due 08/06/2012 (b)	810,000	801,900
Saint Acquisition Corp.
6.125% due 05/06/2014 (b)	14,200,000	11,197,694
US Airways Group, Inc.
5.17% due 03/23/2014 (b)	6,000,000	3,971,280
		19,277,390
Consumer, Non-cyclical - 0.58%
Ralin Medical, Inc. zero coupon due 11/21/2037	180	2,700,000
Financial - 0.24%
Realogy Corp.
7.505% due 10/10/2013 (b)	1,485,000	1,143,450
TOTAL TERM LOANS (Cost $37,173,556)		$32,527,213
OPTIONS - 0.78%
Communications - 0.15%
Comcast Corp.
Expiration 01/16/2010 at $15.00	45,300	262,740
Expiration 01/16/2010 at $20.00	169,500	466,125
		728,865
Consumer, Cyclical - 0.43%
Delta Airlines, Inc.
Expiration 01/16/2010 at $5.00	350,000	1,260,000
Expiration 01/16/2010 at $7.50	150,000	417,000
Expiration 01/16/2010 at $10.00	150,000	322,500
		1,999,500
Other - 0.20%
Comcast Corp.
Expiration 01/16/2010 at $25.00	8,740,000	113,620
Over The Counter Purchase Call on the USD vs. CAD
Expiration 04/20/2010 at $1.30	102,000,000	406,980
Expiration 04/01/2010 at $1.30	102,000,000	406,980
		927,580
TOTAL OPTIONS (Cost $5,696,933)		$3,655,945
SHORT TERM INVESTMENTS - 9.25%
Federal Home Loan Bank Discount Notes
2.04% due 07/01/2008 (f)	$38,900,000	$38,900,000

High Income Trust (continued)
	Shares or Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
John Hancock Cash
Investment Trust, 2.5657% (c)(h)	$4,042,925	$4,042,925
Quebecor World Capital Corp. zero coupon due 11/15/2008 ˆ	390,000	268,527
TOTAL SHORT TERM INVESTMENTS (Cost $43,211,452)		$43,211,452
Total Investments (High Income Trust) (Cost $575,497,184) - 99.29%		$463,964,017
Other Assets in Excess of Liabilities - 0.71%		3,337,372
TOTAL NET ASSETS - 100.00%		$467,301,389

High Yield Trust
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 3.34%
Argentina - 0.11%
Republic of Argentina
2.00% due 01/03/2010 (b)	ARS	2,426,000	$682,024
7.00% due 09/12/2013		$1,141,000	886,557
8.00% due 10/30/2009 ˆ	EUR	1,425,000,000	310,648
9.00% due 05/26/2009 ˆ		300,000	121,863
9.00% due 11/19/2008 ˆ		222,000	46,465
11.75% due 05/20/2011 ˆ		275,000	58,443
			2,106,000
Brazil - 1.01%
Federative Republic of Brazil
6.00% due 05/15/2017	BRL	3,640,000	3,628,715
10.00% due 01/01/2012		7,262,000	3,930,671
10.00% due 07/01/2010		20,477,000	11,667,381
10.00% due 01/01/2010		1,000	583
			19,227,350
Ecuador - 0.15%
Republic of Ecuador
9.375% due 12/15/2015		$50,000	51,053
10.00% due 08/15/2030		2,833,000	2,762,175
			2,813,228
Indonesia - 0.27%
Republic of Indonesia
9.75% due 05/15/2037	IDR	14,208,000,000	1,091,574
10.25% due 07/15/2027		11,943,000,000	1,000,795
10.25% due 07/15/2022		18,787,000,000	1,616,232
11.00% due 09/15/2025		15,723,000,000	1,412,106
			5,120,707
Panama - 0.17%
Republic of Panama
9.375% due 04/01/2029		$2,450,000	3,203,375
Peru - 0.13%
Republic of Peru
6.55% due 03/14/2037		834,000	844,425
7.35% due 07/21/2025		194,000	216,310
8.75% due 11/21/2033		1,147,000	1,473,895
			2,534,630

The accompanying notes are an integral part of the financial statements.

43

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Turkey - 0.93%
Republic of Turkey
6.875% due 03/17/2036		$13,115,000	$10,836,269
7.00% due 06/05/2020		202,000	186,092
7.00% due 09/26/2016		475,000	454,813
7.375% due 02/05/2025		2,906,000	2,680,785
14.00% due 01/19/2011	TRY	5,035,000	3,493,270
			17,651,229
Venezuela - 0.57%
Republic of Venezuela
5.75% due 02/26/2016		$6,671,000	5,240,070
7.65% due 04/21/2025		925,000	730,750
8.50% due 10/08/2014		433,000	408,103
9.375% due 01/13/2034		2,054,000	1,866,059
10.75% due 09/19/2013		2,420,000	2,516,800
			10,761,782
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $68,198,865)			$63,418,301
CORPORATE BONDS - 88.07%
Basic Materials - 7.75%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 (g)		8,870,000	9,357,850
15.50% due 07/15/2010 (g)		12,359,000	9,701,815
Appleton Papers, Inc.
8.125% due 06/15/2011		3,775,000	3,567,375
Appleton Papers, Inc., Series B
9.75% due 06/15/2014		5,190,000	4,826,700
Evraz Group SA
8.875% due 04/24/2013 (g)		2,630,000	2,633,156
9.50% due 04/24/2018 (g)		1,110,000	1,112,775
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		12,990,000	13,704,450
Georgia Gulf Corp.
9.50% due 10/15/2014		2,225,000	1,663,188
10.75% due 10/15/2016		13,125,000	7,875,000
GTL Trade Finance, Inc.
7.25% due 10/20/2017 (g)		5,321,000	5,345,849
7.25% due 10/20/2017		5,660,000	5,786,218
Huntsman International LLC
7.875% due 11/15/2014		3,360,000	3,074,400
IMC Global, Inc.
7.30% due 01/15/2028		145,000	146,450
Metals USA Holdings Corp., PIK
8.6975% due 07/01/2012		4,780,000	4,397,600
Methanex Corp.
8.75% due 08/15/2012		4,405,000	4,658,287
Montell Finance Company BV
8.10% due 03/15/2027 (g)		5,330,000	3,198,000
NewPage Corp.
9.1228% due 05/01/2012 (b)		15,595,000	15,672,975
Noranda Aluminium Acquisition Corp.
6.8275% due 05/15/2015 (b)		850,000	733,125
Noranda Aluminium Holding Corp.
8.5775% due 11/15/2014 (b)		5,060,000	4,149,200
Novelis, Inc.
7.25% due 02/15/2015		12,600,000	11,907,000

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Basic Materials (continued)
Rock-Tenn Company
9.25% due 03/15/2016 (g)	$2,850,000	$3,021,000
Ryerson, Inc.
12.00% due 11/01/2015 (g)	15,510,000	15,393,675
Smurfit Capital Funding PLC
7.50% due 11/20/2025	3,215,000	2,893,500
Tube City IMS Corp.
9.75% due 02/01/2015	600,000	553,500
Vale Overseas, Ltd.
6.875% due 11/21/2036	3,740,000	3,473,469
8.25% due 01/17/2034	1,347,000	1,457,353
Vedanta Resources PLC
8.75% due 01/15/2014 (g)	3,470,000	3,501,389
Verso Paper Holdings LLC / Verson Paper Inc.,
Series B
11.375% due 08/01/2016	2,460,000	2,330,850
Westlake Chemical Corp.
6.625% due 01/15/2016	1,000,000	840,000
		146,976,149
Communications - 13.42%
Affinion Group, Inc.
10.125% due 10/15/2013	7,812,000	7,831,530
11.50% due 10/15/2015	6,885,000	6,867,787
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (g)	4,950,000	5,717,250
America Movil SAB de CV
5.625% due 11/15/2017	1,520,000	1,463,900
Axtel SAB de CV
7.625% due 02/01/2017 (g)	9,120,000	9,336,600
Axtel SAB de CV, Series REGS
7.625% due 02/01/2017	430,000	431,075
Cablevision Systems Corp., Series B
7.1325% due 04/01/2009 (b)	100,000	100,000
8.00% due 04/15/2012	720,000	680,400
CanWest Media, Inc.
8.00% due 09/15/2012	226,000	201,140
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.
11.00% due 10/01/2015	29,368,000	21,769,030
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.25% due 10/01/2013	4,245,000	3,831,112
Charter Communications Holdings LLC
11.75 due 05/15/2011	2,115,000	1,533,375
12.125 due 01/15/2012 (a)	2,260,000	1,638,500
Charter Communications, Inc.
10.875% due 09/15/2014	11,010,000	11,312,775
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	2,610,000	2,088,000
Citizens Communications Company
7.05% due 10/01/2046	1,375,000	962,500
7.875% due 01/15/2027	4,040,000	3,535,000
9.25% due 05/15/2011 (a)	550,000	569,250
CMP Susquehanna Corp.
9.875% due 05/15/2014	2,765,000	1,935,500
CSC Holdings, Inc.
6.75% due 04/15/2012	5,285,000	4,967,900
8.50% due 06/15/2015 (g)	3,280,000	3,222,600

The accompanying notes are an integral part of the financial statements.

44

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communications (continued)
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	$2,935,000	$2,876,300
8.125% due 08/15/2009	120,000	120,900
8.125% due 07/15/2009	650,000	654,875
Dex Media West LLC
9.875% due 08/15/2013	1,166,000	1,049,400
Dex Media, Inc. zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	5,260,000	3,760,900
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	7,305,000	5,223,075
8.00% due 11/15/2013	180,000	131,400
DirecTV Holdings LLC
8.375% due 03/15/2013 (a)	2,440,000	2,513,200
EchoStar DBS Corp.
7.75% due 05/31/2015 (g)	4,000,000	3,890,000
Expedia Inc.
8.50% due 07/01/2016 (g)	2,920,000	2,854,300
Globo Comunicacoes e Participacoes SA
7.25% due 04/26/2022 (g)	4,871,000	4,822,290
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 (a)	5,405,000	1,351,250
Idearc, Inc.
8.00% due 11/15/2016	15,722,000	9,885,208
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	4,925,000	4,961,937
iPCS, Inc.
4.9978% due 05/01/2013 (b)	4,000,000	3,600,000
Level 3 Financing, Inc.
6.7044% due 02/15/2015 (b)	2,120,000	1,770,200
9.25% due 11/01/2014	11,615,000	10,569,650
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	2,365,000	2,276,313
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (g)	8,415,000	8,246,700
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	7,320,000	6,954,000
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013	605,000	359,975
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013	640,000	380,800
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	1,615,000	969,000
Rural Cellular Corp.
5.6819% due 06/01/2013 (b)	4,240,000	4,250,600
9.875% due 02/01/2010	596,000	606,430
Sprint Capital Corp.
6.875% due 11/15/2028	12,330,000	10,264,725
8.375% due 03/15/2012	840,000	831,600
Sun Media Corp.
7.625% due 02/15/2013	405,000	391,838
TL Acquisitions, Inc.
zero coupon due 07/15/2015 (b)(g)	5,760,000	4,204,800
10.50% due 01/15/2015 (g)	7,620,000	6,591,300
True Move Company, Ltd.
10.375% due 08/01/2014 (g)	2,960,000	2,516,000
10.75% due 12/16/2013 (g)	23,634,000	20,591,123
10.75% due 12/16/2013	800,000	693,500

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communications (continued)
UBS Luxembourg SA for OJSC Vimpel Communications
8.25% due 05/23/2016	$5,587,000	$5,468,276
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications
8.375% due 04/30/2013 (g)	1,150,000	1,133,701
Virgin Media, Inc.
9.125% due 08/15/2016	16,759,000	15,711,562
Virgin Media, Inc., Series S
8.75% due 04/15/2014	280,000	263,200
Windstream Corp.
8.625% due 08/01/2016	11,870,000	11,840,325
		254,575,877
Consumer, Cyclical - 12.78%
ACE Hardware Corp.
9.125% due 06/01/2016 (g)	3,670,000	3,431,450
Allison Transmission, Inc.
11.00% due 11/01/2015 (a)(g)	3,590,000	3,213,050
11.25% due 11/01/2015 (a)(g)	6,980,000	6,037,700
AutoNation, Inc.
4.7131% due 04/15/2013 (b)	2,785,000	2,353,325
7.00% due 04/15/2014	800,000	712,000
Blockbuster, Inc.
9.00% due 09/01/2012	6,400,000	5,232,000
Boyd Gaming Corp.
6.75% due 04/15/2014	4,105,000	3,160,850
7.125% due 02/01/2016	2,770,000	2,042,875
Buffets, Inc.
12.50% due 11/01/2014 ˆ	7,505,000	112,575
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (g)	2,846,000	2,390,640
Continental Airlines, Inc.
6.541% due 09/15/2009	58,354	58,354
Continental Airlines, Inc., Series C
7.339% due 04/19/2014	4,960,000	3,955,600
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (g)	14,790,000	14,679,075
Delta Air Lines, Inc.
8.954% due 08/10/2014	3,995,004	3,395,754
Denny’s Corp.
10.00% due 10/01/2012	2,244,000	2,176,680
Dollar General Corp.
10.625% due 07/15/2015	1,747,000	1,729,530
Dollar General Corp., PIK
11.875% due 07/15/2017 (a)	6,858,000	6,480,810
Downstream Development Authority of the Quapaw Tribe of Oklahoma
12.00% due 10/15/2015 (g)	4,580,000	3,629,650
El Pollo Loco, Inc.
11.75% due 11/15/2013	3,910,000	3,890,450
Eye Care Centers of America
10.75% due 02/15/2015	2,413,000	2,497,455
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)	3,790,000	2,463,500
Ford Motor Company
7.45% due 07/16/2031	4,795,000	2,793,087
General Motors Corp.
7.20% due 01/15/2011	3,210,000	2,471,700

The accompanying notes are an integral part of the financial statements.

45

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
General Motors Corp. (continued)
8.375% due 07/15/2033	$37,265,000	$22,079,512
Harrah’s Operating Company, Inc.
10.75% due 02/01/2016 (g)	1,280,000	1,062,400
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	5,850,000	5,323,500
Inergy LP/Inergy Finance Corp.
8.25% due 03/01/2016 (g)	1,845,000	1,817,325
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	9,228,000	7,936,080
Interface, Inc.
9.50% due 02/01/2014	1,275,000	1,319,625
10.375% due 02/01/2010	5,075,000	5,328,750
K Hovnanian Enterprises, Inc.
8.625% due 01/15/2017 (a)	961,000	701,530
11.50% due 05/01/2013 (g)	10,455,000	10,768,650
Keystone Automotive Operations, Inc.
9.75% due 11/01/2013	6,150,000	2,952,000
Macys Retail Holdings, Inc.
10.625% due 11/01/2010	2,190,000	2,340,736
Mandalay Resort Group
7.625% due 07/15/2013	1,000,000	840,000
MGM Mirage, Inc.
5.875% due 02/27/2014	1,025,000	830,250
6.625% due 07/15/2015	245,000	196,612
6.75% due 09/01/2012	2,085,000	1,871,287
7.50% due 06/01/2016	1,120,000	921,200
8.375% due 02/01/2011	3,850,000	3,715,250
Michaels Stores, Inc.
10.00% due 11/01/2014	5,010,000	4,339,913
11.375% due 11/01/2016	2,350,000	1,868,250
Mohegan Tribal Gaming Authority
7.125% due 08/15/2014	3,415,000	2,834,450
Neiman Marcus Group, Inc.
7.125% due 06/01/2028	2,280,000	2,017,800
10.375% due 10/15/2015	14,169,000	14,169,000
Norcraft Companies LP
9.00% due 11/01/2011	9,120,000	9,165,600
Norcraft Holdings Capital zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012	6,150,000	5,727,187
Park Place Entertainment Corp.
8.125% due 05/15/2011 (a)	7,960,000	6,368,000
River Rock Entertainment Authority
9.75% due 11/01/2011	580,000	580,000
Sbarro, Inc.
10.375% due 02/01/2015 (a)	4,225,000	3,612,375
Seneca Gaming Corp.
7.25% due 05/01/2012	3,005,000	2,817,188
Station Casinos, Inc.
6.00% due 04/01/2012	400,000	318,000
6.50% due 02/01/2014	2,340,000	1,345,500
6.625% due 03/15/2018	2,517,000	1,346,595
6.875% due 03/01/2016	730,000	398,763
7.75% due 08/15/2016	4,958,000	3,792,870
Suburban Propane Partners LP
6.875% due 12/15/2013	12,900,000	12,190,500
Visteon Corp.
8.25% due 08/01/2010	6,983,000	6,214,870

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Visteon Corp. (continued)
12.25% due 12/31/2016 (g)	$10,481,000	$8,384,800
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	6,780,000	6,203,700
		242,608,178
Consumer, Non-cyclical - 11.78%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	3,585,000	3,298,200
Alliance One International, Inc.
8.50% due 05/15/2012	3,685,000	3,463,900
11.00% due 05/15/2012	2,270,000	2,338,100
Allied Security Escrow Corp.
11.375% due 07/15/2011	11,260,000	9,683,600
American Achievement Corp.
8.25% due 04/01/2012	956,000	936,880
American Greetings Corp.
7.375% due 06/01/2016	490,000	477,750
Ashtead Capital, Inc.
9.00% due 08/15/2016 (g)	5,850,000	5,148,000
Ashtead Holdings PLC
8.625% due 08/01/2015 (g)	1,635,000	1,422,450
Biomet, Inc.
11.625% due 10/15/2017	1,490,000	1,579,400
Constellation Brands, Inc.
7.25% due 09/01/2016	3,925,000	3,689,500
CRC Health Corp.
10.75% due 02/01/2016	8,035,000	6,588,700
DaVita, Inc.
6.625% due 03/15/2013	3,690,000	3,542,400
7.25% due 03/15/2015	5,190,000	5,047,275
Delhaize America, Inc.
9.00% due 04/15/2031	2,961,000	3,485,698
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	13,078,000	13,078,000
Dole Food Company, Inc.
7.25% due 06/15/2010 (a)	1,944,000	1,759,320
8.625% due 05/01/2009	5,255,000	5,005,387
8.75% due 07/15/2013	1,950,000	1,716,000
8.875% due 03/15/2011	2,991,000	2,661,990
Education Management Corp.
10.25% due 06/01/2016	9,100,000	8,372,000
H&E Equipment Services, Inc.
8.375% due 07/15/2016	9,925,000	8,684,375
HCA, Inc.
5.75% due 03/15/2014	210,000	174,825
6.25% due 02/15/2013	40,000	34,700
6.375% due 01/15/2015	6,355,000	5,274,650
7.50% due 12/15/2023	2,950,000	2,398,701
7.69% due 06/15/2025	320,000	261,686
8.75% due 09/01/2010	2,840,000	2,875,500
9.25% due 11/15/2016	5,900,000	6,077,000
9.625% due 11/15/2016	20,350,000	20,960,500
Hertz Corp.
10.50% due 01/01/2016	18,439,000	16,779,490
Jarden Corp.
7.50% due 05/01/2017	5,575,000	4,850,250
Leiner Health Products, Inc.
11.00% due 06/01/2012 ˆ	18,200,000	364,000

The accompanying notes are an integral part of the financial statements.

46

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Penhall International Corp.
12.00% due 08/01/2014 (g)	$11,000,000	$8,250,000
Rental Service Corp.
9.50% due 12/01/2014	9,395,000	7,844,825
Service Corp. International
6.75% due 04/01/2016	530,000	502,175
7.50% due 04/01/2027	1,960,000	1,666,000
7.625% due 10/01/2018	1,690,000	1,685,775
Tenet Healthcare Corp.
6.375% due 12/01/2011	6,710,000	6,424,825
6.50% due 06/01/2012	3,060,000	2,884,050
7.375% due 02/01/2013	6,679,000	6,278,260
9.25% due 02/01/2015	1,961,000	1,921,780
9.875% due 07/01/2014	4,740,000	4,763,700
U.S Investigations Services, Inc.
11.75% due 05/01/2016 (g)	5,160,000	4,437,600
U.S. Investigations Services, Inc.
10.50% due 11/01/2015 (g)	760,000	699,200
U.S. Oncology Holdings, Inc., PIK
7.9494% due 03/15/2012	13,359,000	10,553,610
Universal Hospital Services, Inc.
6.3025% due 06/01/2015 (b)	1,650,000	1,542,750
8.50% due 06/01/2015	2,305,000	2,305,000
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	9,760,000	9,662,400
		223,452,177
Diversified - 0.63%
JSG Funding PLC
7.75% due 04/01/2015	2,360,000	2,147,600
Leucadia National Corp.
7.125% due 03/15/2017	1,705,000	1,628,275
8.125% due 09/15/2015	4,540,000	4,562,700
Nell AF SARL
8.375% due 08/15/2015 (g)	5,780,000	3,670,300
		12,008,875
Energy - 12.99%
Atlas Pipeline Partners LP
8.75% due 06/15/2018 (g)	6,380,000	6,332,150
Belden & Blake Corp.
8.75% due 07/15/2012	8,936,000	9,137,060
Chesapeake Energy Corp.
6.25% due 01/15/2018	9,415,000	8,661,800
6.50% due 08/15/2017	2,565,000	2,398,275
7.00% due 08/15/2014	1,975,000	1,935,500
7.25% due 12/15/2018	6,930,000	6,739,425
7.75% due 01/15/2015	35,000	36,312
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	1,480,000	1,476,300
Complete Production Services, Inc.
8.00% due 12/15/2016	4,220,000	4,214,725
Corral Finans AB, PIK
4.2131% due 04/15/2010 (a)(b)(g)	5,936,346	5,194,303
Dynegy Holdings, Inc.
7.75% due 06/01/2019	13,270,000	12,075,700
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	1,900,000	1,871,500
El Paso Corp.
7.375% due 12/15/2012	2,000,000	2,056,044

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
El Paso Corp. (continued)
7.75% due 01/15/2032	$1,945,000	$1,948,470
7.80% due 08/01/2031	5,680,000	5,720,112
7.875% due 06/15/2012 (a)	6,135,000	6,384,247
Enterprise Products Operating LP
7.034% due 01/15/2068 (b)	1,825,000	1,595,528
8.375% due 08/01/2066 (b)	3,670,000	3,668,947
Exco Resources, Inc.
7.25% due 01/15/2011	10,891,000	10,700,407
Gazprom OAO, Series A6
6.95 due 08/06/2009	49,800,000	2,121,795
Gazprom OAO, Series A7
0.267% due 10/29/2009	123,670,000	5,244,387
Gazprom OAO, Series A8
0.2713% due 10/27/2011	41,220,000	1,731,805
International Coal Group, Inc.
10.25% due 07/15/2014	6,000,000	6,105,000
KazMunaiGaz Finance Sub BV
8.375% due 07/02/2013 (g)	3,450,000	3,438,787
Key Energy Services, Inc.
8.375% due 12/01/2014 (g)	4,930,000	5,028,600
Mariner Energy, Inc.
7.50% due 04/15/2013	2,210,000	2,143,700
8.00% due 05/15/2017	2,360,000	2,283,300
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.
8.75% due 04/15/2018 (g)	3,850,000	3,936,625
OPTI Canada, Inc.
7.875% due 12/15/2014	1,700,000	1,678,750
8.25% due 12/15/2014	1,845,000	1,835,775
Parallel Petroleum Corp.
10.25% due 08/01/2014	6,760,000	6,776,900
Pemex Project Funding Master Trust
9.125% due 10/13/2010	250,000	272,500
PetroHawk Energy Corp.
7.875% due 06/01/2015 (g)	1,700,000	1,659,625
9.125% due 07/15/2013	3,830,000	3,925,750
Petrozuata Finance, Inc.
8.22% due 04/01/2017 (g)	296,064	307,078
8.22% due 04/01/2017	5,605,415	5,852,055
Pride International, Inc.
7.375% due 07/15/2014	1,680,000	1,675,800
Quicksilver Resources, Inc.
8.25% due 08/01/2015	4,390,000	4,346,100
SandRidge Energy, Inc.
8.00% due 06/01/2018 (g)	2,920,000	2,934,600
SandRidge Energy, Inc., PIK
8.625% due 04/01/2015 (g)	13,000,000	13,325,000
SemGroup LP
8.75% due 11/15/2015 (g)	11,980,000	11,620,600
Sonat, Inc.
7.625% due 07/15/2011	4,350,000	4,391,186
Southwestern Energy Company
7.50% due 02/01/2018 (g)	4,500,000	4,630,095
Stone Energy Corp.
8.25% due 12/15/2011	3,965,000	3,865,875
Targa Resources Partners LP
8.25% due 07/01/2016	1,250,000	1,206,250

The accompanying notes are an integral part of the financial statements.

47

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Tesoro Corp.
6.50% due 06/01/2017	$840,000	$753,900
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	4,400,000	4,873,000
Turbo Beta, Ltd.
14.50% due 03/15/2018	18,538,404	18,538,404
VeraSun Energy Corp.
9.375% due 06/01/2017 (a)	7,405,000	3,813,575
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)	4,245,000	4,096,425
Whiting Petroleum Corp.
7.00% due 02/01/2014	6,915,000	6,785,344
7.25% due 05/01/2012	2,365,000	2,347,263
Williams Companies, Inc.
7.875% due 09/01/2021	2,505,000	2,655,300
8.75% due 03/15/2032	7,255,000	8,234,425
		246,582,379
Financial - 11.84%
American International Group, Inc.
8.175% due 05/15/2058 (b)(g)	17,240,000	16,224,719
AmeriCredit Corp.
8.50% due 07/01/2015 (a)	6,935,000	5,548,000
Ashton Woods USA
9.50% due 10/01/2015	3,870,000	2,244,600
ATF Capital BV
9.25% due 02/21/2014 (g)	10,220,000	10,271,100
Capmark Financial Group, Inc.
5.875% due 05/10/2012	3,790,000	2,673,511
CCM Merger, Inc.
8.00% due 08/01/2013 (g)	4,205,000	3,584,763
Citigroup, Inc.
8.40% due 04/29/2049 (b)	7,070,000	6,720,813
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)	2,845,000	2,866,144
Ford Motor Credit Company LLC
8.0263% due 06/15/2011 (b)	8,957,000	7,288,759
12.00% due 05/15/2015 (b)	41,970,000	36,919,624
Forest City Enterprises, Inc.
7.625% due 06/01/2015	197,000	183,210
General Motors Acceptance Corp.
6.875% due 08/28/2012	5,045,000	3,454,700
8.00% due 11/01/2031	23,470,000	15,269,066
Hawker Beechcraft Acquisition Company LLC
8.875% due 04/01/2015	10,865,000	10,919,325
9.75% due 04/01/2017	4,290,000	4,290,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
7.1756% due 11/15/2014 (b)	2,791,000	2,316,530
HSBC Bank PLC, Series E, MTN
7.00% due 11/01/2011	579,044	504,959
HSBC Bank USA, BKNT
7.00% due 11/01/2011 (b)(g)	234,103	231,762
7.00% due 11/01/2011 (b)(g)	225,298	223,045
HSBK Europe BV
7.25% due 05/03/2017 (g)	9,900,000	8,613,000
7.25% due 05/03/2017	140,000	120,466
9.25% due 10/16/2013 (g)	290,000	291,450

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(g)	$2,434,000	$2,181,280
6.375% due 04/30/2022 (b)	1,907,000	1,705,163
iStar Financial, Inc.
8.625% due 06/01/2013	4,415,000	4,039,725
Lukoil International Finance BV
6.656% due 06/07/2022	1,467,000	1,334,970
Lukoil International Finance BV, Series REGS
6.356% due 06/07/2017	3,860,000	3,638,050
LVB Acquisition Merger, Inc.
10.375% due 10/15/2017 (g)	4,840,000	5,130,400
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (g)	2,170,000	1,963,850
7.00% due 05/01/2017 (g)	3,970,000	3,503,525
Realogy Corp.
10.50% due 04/15/2014	1,240,000	861,800
11.00% due 04/15/2014	7,215,000	4,256,850
12.375% due 04/15/2015 (a)	7,355,000	3,603,950
Residential Capital LLC
8.50% due 05/15/2010 (g)	8,438,000	7,087,920
9.625% due 05/15/2015 (g)	13,304,000	6,452,440
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299% due 05/15/2017 (g)	1,144,000	1,055,512
7.125% due 01/14/2014 (g)	1,430,000	1,410,266
7.175% due 05/16/2013 (g)	1,301,000	1,302,626
SLM Corp., MTN
8.45% due 06/15/2018	11,730,000	11,253,011
Snoqualmie Entertainment Authority
6.9363% due 02/01/2014 (b)(g)	2,845,000	2,091,075
TNK-BP Finance SA
6.625% due 03/20/2017 (g)	212,000	187,620
6.625% due 03/20/2017	2,683,000	2,399,729
7.50% due 07/18/2016 (g)	1,553,000	1,469,449
7.875% due 03/13/2018 (g)	2,540,000	2,444,750
TuranAlem Finance BV
8.25% due 01/22/2037 (g)	5,570,000	4,650,950
8.25% due 01/22/2037	3,166,000	2,647,567
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	2,160,000	1,900,800
Ventas Realty LP/Ventas Capital Corp.
6.50% due 06/01/2016	705,000	673,275
6.75% due 04/01/2017	4,860,000	4,665,600
		224,671,699
Industrial - 7.10%
American Railcar Industries, Inc.
7.50% due 03/01/2014	2,090,000	1,943,700
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	15,010,000	9,906,600
9.75% due 04/15/2012	6,700,000	6,633,000
BE Aerospace, Inc.
8.50% due 07/01/2018	4,450,000	4,477,812
Berry Plastics Holding Corp.
10.25% due 03/01/2016	640,000	480,000
DRS Technologies, Inc.
6.625% due 02/01/2016	5,485,000	5,567,275

The accompanying notes are an integral part of the financial statements.

48

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
DRS Technologies, Inc. (continued)
7.625% due 02/01/2018	$875,000	$925,312
Graham Packaging Company
9.875% due 10/15/2014	4,060,000	3,593,100
Graphic Packaging International Corp.
9.50% due 08/15/2013 (a)	10,130,000	9,674,150
Grupo Transportacion Ferroviaria Mexicana, SA de CV
9.375% due 05/01/2012	9,690,000	10,077,600
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	2,490,000	2,508,675
Horizon Lines, Inc.
4.25% due 08/15/2012	6,575,000	5,131,880
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	2,570,000	2,492,900
7.625% due 12/01/2013	1,565,000	1,518,050
Kansas City Southern Railway Company
7.50% due 06/15/2009	1,360,000	1,373,600
8.00% due 06/01/2015	815,000	823,150
L-3 Communications Corp.
7.625% due 06/15/2012 (a)	3,500,000	3,535,000
Metals USA, Inc.
11.125% due 12/01/2015	8,540,000	8,881,600
NewPage Holding Corp.
9.9862% due 11/01/2013	4,286,677	4,136,644
Nortek, Inc.
8.50% due 09/01/2014	2,880,000	1,843,200
10.00% due 12/01/2013 (g)	5,840,000	5,577,200
NTK Holdings, Inc.
zero coupon, Step up to 10.75% on
09/01/2009 due 03/01/2014	12,350,000	5,619,250
NXP BV/NXP Funding LLC
5.541% due 10/15/2013 (b)	1,880,000	1,654,400
7.875% due 10/15/2014	2,255,000	2,074,600
9.50% due 10/15/2015	4,650,000	4,045,500
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (g)	6,380,000	6,571,400
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (g)	3,310,000	3,061,750
Radnor Holdings Corp.
11.00% due 03/15/2010 ˆ	2,275,000	2,844
Saint Acquisition Corp.
10.4256% due 05/15/2015 (b)(g)	9,485,000	3,035,200
12.50% due 05/15/2017 (a)(g)	5,215,000	1,773,100
Sequa Corp.
11.75% due 12/01/2015 (g)	3,110,000	2,767,900
13.50% due 12/01/2015 (g)	3,110,000	2,861,200
Solo Cup Company
8.50% due 02/15/2014	1,440,000	1,260,000
Teekay Shipping Corp.
8.875% due 07/15/2011	5,720,000	6,184,750
Terex Corp.
7.375% due 01/15/2014	2,720,000	2,679,200
		134,691,542
Technology - 1.69%
Activant Solutions, Inc.
9.50% due 05/01/2016	6,675,000	5,273,250

High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Technology (continued)
Ceridian Corp., PIK
12.25% due 11/15/2015 (a)(g)		$5,145,000	$4,669,088
First Data Corp.
9.875% due 09/24/2015 (g)		9,540,000	8,299,800
Sungard Data Systems, Inc.
9.125% due 08/15/2013		5,474,000	5,528,740
10.25% due 08/15/2015		8,310,000	8,351,550
			32,122,428
Utilities - 8.09%
AES China Generating Company
8.25% due 06/26/2010		73,000	68,565
AES Corp.
8.00% due 10/15/2017		9,175,000	8,991,500
8.00% due 06/01/2020 (g)		1,010,000	974,650
8.75% due 05/15/2013 (g)		290,000	300,875
8.875% due 02/15/2011 (a)		3,100,000	3,208,500
9.375% due 09/15/2010		5,400,000	5,683,500
Edison Mission Energy
7.20% due 05/15/2019		4,190,000	3,907,175
7.625% due 05/15/2027		6,210,000	5,573,475
7.75% due 06/15/2016		4,100,000	4,079,500
EEB International Ltd.
8.75% due 10/31/2014 (g)		6,480,000	6,868,800
Energy Future Holdings Corp.
11.25% due 11/01/2017 (g)		57,590,000	57,446,025
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028		7,385,152	8,511,387
Mirant North America LLC
7.375% due 12/31/2013		2,645,000	2,621,856
NRG Energy, Inc.
7.25% due 02/01/2014		5,045,000	4,817,975
7.375% due 02/01/2016		12,935,000	12,175,069
7.375% due 01/15/2017		3,885,000	3,671,325
Orion Power Holdings, Inc.
12.00% due 05/01/2010		7,805,000	8,429,400
Texas Competitive Electric Holdings Company LLC, PIK
10.50% due 11/01/2016 (g)		16,770,000	16,224,975
			153,554,552
TOTAL CORPORATE BONDS (Cost $1,840,541,545)			$1,671,243,856
DEFAULTED BONDS BEYOND MATURITY
DATES - 0.32%
Argentina - 0.32%
Republic of Argentina
7.00% due 03/18/2004 ˆ	EUR	2,185,000,000	506,359
7.625 due 08/11/2007 ˆ		4,400,000,000	997,295
8.00% due 02/26/2008 ˆ		450,000	198,912
8.50% due 02/23/2005 ˆ		2,003,000	464,023
9.00% due 06/20/2049 ˆ		925,000	413,244
9.25% due 10/21/2049 ˆ		1,075,000	451,907
9.25% due 07/20/2004 ˆ		600,000	256,478
9.75% due 11/26/2003 ˆ		1,975,000	870,672
10.00% due 02/22/2007 ˆ		825,000	381,558
10.00% due 09/07/2007 ˆ		1,000,000	409,357
10.00% due 01/03/2007 ˆ		1,075,000,000	260,058

The accompanying notes are an integral part of the financial statements.

49

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or Principal Amount	Value
DEFAULTED BONDS BEYOND MATURITY
DATES (continued)
Argentina (continued)
Republic of Argentina (continued)
10.50% due 11/14/2002 ˆ	EUR	3,500,000	$771,295
			5,981,158
TOTAL DEFAULTED BONDS BEYOND MATURITY DATES (Cost $5,030,897)			$5,981,158
COMMON STOCKS - 0.01%
Communications - 0.01%
Maxcom Telecomunicaciones SAB de CV * (a)		13,302	162,684
Viatel Holdings Bermuda, Ltd. *		38	38
XO Holdings, Inc. *		5,320	2,181
			164,903
Consumer, Cyclical - 0.00%
Home Interiors *		8,156,736	81,567
Utilities - 0.00%
PNM Resources, Inc.		210	2,512
TOTAL COMMON STOCKS (Cost $8,415,849)			$248,982
PREFERRED STOCKS - 0.74%
Communications - 0.00%
ION Media Networks, Inc., Series B, 12.00% *		13	5,200
Financial - 0.74%
Bank of America Corp., Series L, 7.25%		10,030	8,876,550
Citigroup, Inc., Series T, 6.50%		120,500	5,241,750
			14,118,300
TOTAL PREFERRED STOCKS (Cost $16,203,500)			$14,123,500
TERM LOANS - 3.56%
Basic Materials - 0.09%
Verso Paper Holdings, Inc.
8.709% due 02/01/2013 (b)		1,792,000	1,695,680
Communications - 1.18%
Intelsat, Ltd.
9.25% due 08/15/2008 (b)		12,500,000	12,250,000
Wind Acquisition Finance SA, PIK
13.061% due 12/21/2011 (b)		10,400,155	10,088,150
			22,338,150
Consumer, Cyclical - 0.40%
Allison Transmission, Inc.
5.42% due 08/07/2014 (b)		7,960,000	7,052,228
Aramark Corp.
4.571% due 01/31/2014 (b)		497,132	466,474
			7,518,702
Consumer, Non-cyclical - 0.57%
Iasis Holdco, Inc., PIK
8.1313% due 06/15/2014 (b)		6,637,493	5,849,291
Penhall Holdings, PIK
9.883% due 04/01/2012 (b)		3,180,601	2,798,929
Simmons Holdco, Inc., PIK
8.204% due 02/15/2012 (b)		3,500,000	2,240,000
			10,888,220

High Yield Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (continued)
Energy - 0.46%
Ashmore Energy
5.696% due 03/30/2014 (b)		$4,560,666	$4,116,001
Stallion Oilfield Services
8.3613% due 07/31/2012 (b)		5,300,000	4,664,000
			8,780,001
Financial - 0.49%
HSBC Bank PLC
8.90% due 12/20/2010 (b)		62,682,000	2,754,789
RSHB Capital
9.50% due 02/11/2011 (b)		153,637,000	6,541,870
			9,296,659
Industrial - 0.37%
Berry Plastics Group, Inc.
9.7275% due 06/15/2014 (b)		10,171,152	7,119,806
TOTAL TERM LOANS (Cost $73,777,005)			$67,637,218
WARRANTS - 0.01%
Government - 0.01%
Republic of Venezuela
(Expiration date 04/15/2020; strike price $26.00)		346,000	121,948
TOTAL WARRANTS (Cost $107,260)			$121,948
REPURCHASE AGREEMENTS - 0.65%
Merrill Lynch Tri-Party Repurchase
Agreement dated 06/30/2008 at
2.00% to be repurchased at
$12,300,684 on 07/01/2008,
collateralized by $74,347,000
Federal Home Loan Mortgage
Corp., zero coupon due
05/04/2037 (valued at
$12,546,000, including interest)		$12,300,000	$12,300,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,300,000)			$12,300,000
SHORT TERM INVESTMENTS - 4.42%
Bank Negara Malaysia Monetary Notes-Islamic, Series 4708
zero coupon due 07/17/2008 to
11/13/2008	MYR	22,053,000	$6,705,843
Egypt Treasury Bills, Series 364
zero coupon due 10/28/2008 to
11/25/2008	EGP	120,400,000	22,030,110
John Hancock Cash
Investment Trust, 2.5657% (c)(h)		$55,178,160	55,178,160
TOTAL SHORT TERM INVESTMENTS (Cost $83,341,276)			$83,914,113
Total Investments (High Yield Trust) (Cost $2,107,916,197) - 101.12%			$1,918,989,076
Liabilities in Excess of Other Assets - (1.12)%			(21,296,647)
TOTAL NET ASSETS - 100.00%			$1,897,692,429

The accompanying notes are an integral part of the financial statements.

50

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Income Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.71%
Mortgage Securities - 1.71%
5.50% due 05/01/2037 to 06/01/2037		$2,809,880	$2,772,561
5.50% due 07/01/2037		2,736,577	2,699,805
6.00% due 07/01/2037
		2,276,875	2,299,821
			7,772,187
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,622,892)			$7,772,187
CORPORATE BONDS - 40.17%
Basic Materials - 0.37%
Ineos Group Holdings PLC
7.875% due 02/15/2016 (g)	EUR	1,650,000	1,682,104
Communications - 8.36%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012		$2,075,000	1,960,875
CanWest Media, Inc.
8.00% due 09/15/2012		2,211,000	1,967,790
Charter Communications Holdings I LLC
11.75% due 05/15/2014		5,000,000	3,050,000
13.50% due 01/15/2014		4,000,000	2,840,000
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.
11.00% due 10/01/2015		2,500,000	1,853,125
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.25% due 09/15/2010		3,000,000	2,902,500
Dex Media, Inc. zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013		4,500,000	3,217,500
8.00% due 11/15/2013		500,000	365,000
DirecTV Holdings LLC
7.625% due 05/15/2016		5,000,000	4,925,000
EchoStar DBS Corp.
7.75% due 05/31/2015 (g)		5,000,000	4,862,500
MetroPCS Wireless, Inc.
9.25% due 11/01/2014		1,000,000	962,500
Nortel Networks, Ltd.
10.75% due 07/15/2016 (g)		3,400,000	3,366,000
R.H. Donnelley Corp.
8.875% due 10/15/2017 (g)		2,400,000	1,428,000
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013		1,000,000	595,000
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		1,750,000	1,041,250
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		1,500,000	900,000
Univision Communications, Inc.
9.75% due 03/15/2015 (g)		2,500,000	1,837,500
			38,074,540
Consumer, Cyclical - 1.86%
Beazer Homes USA, Inc.
6.875% due 07/15/2015		200,000	143,000
D.R. Horton, Inc.
6.50% due 04/15/2016		700,000	576,625
Dollar General Corp.
10.625% due 07/15/2015		3,500,000	3,465,000
Dollar General Corp., PIK
11.875% due 07/15/2017		2,000,000	1,890,000

Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Ford Motor Company
7.45% due 07/16/2031	$200,000	$116,500
General Motors Corp.
8.375% due 07/15/2033	2,100,000	1,244,250
KB Home
5.75% due 02/01/2014	700,000	585,375
MGM Mirage, Inc.
6.75% due 04/01/2013	500,000	431,250
		8,452,000
Consumer, Non-cyclical - 4.44%
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (g)	1,200,000	1,206,000
Community Health Systems, Inc.
8.875% due 07/15/2015	1,000,000	1,006,250
DaVita, Inc.
7.25% due 03/15/2015	1,700,000	1,653,250
HCA, Inc.
6.50% due 02/15/2016	2,200,000	1,831,500
Hertz Corp.
8.875% due 01/01/2014	1,250,000	1,143,750
JohnsonDiversey Holdings, Inc.
10.67% due 05/15/2013	2,000,000	1,990,000
Tenet Healthcare Corp.
6.375% due 12/01/2011	5,500,000	5,266,250
9.25% due 02/01/2015	5,000,000	4,900,000
U.S. Oncology Holdings, Inc., PIK
7.9494% due 03/15/2012	1,580,000	1,248,200
		20,245,200
Energy - 5.57%
Callon Petroleum Company, Series B
9.75% due 12/08/2010	300,000	295,500
Chesapeake Energy Corp.
6.50% due 08/15/2017	2,000,000	1,870,000
6.875% due 11/15/2020	300,000	282,000
7.25% due 12/15/2018	4,000,000	3,890,000
Dynegy Holdings, Inc.
6.875% due 04/01/2011	1,000,000	988,750
7.75% due 06/01/2019	1,000,000	910,000
8.375% due 05/01/2016	3,500,000	3,395,000
El Paso Corp.
7.25% due 06/01/2018	2,500,000	2,462,500
7.75% due 01/15/2032	300,000	300,535
Mariner Energy, Inc.
7.50% due 04/15/2013	200,000	194,000
OPTI Canada, Inc.
7.875% due 12/15/2014	1,000,000	987,500
PetroHawk Energy Corp.
7.875% due 06/01/2015 (g)	2,800,000	2,733,500
Pioneer Natural Resources Company
6.875% due 05/01/2018	1,200,000	1,126,320
Plains Exploration & Production Company
7.75% due 06/15/2015	1,500,000	1,511,250
Sabine Pass LNG LP
7.25% due 11/30/2013	1,000,000	910,000
7.50% due 11/30/2016	1,800,000	1,620,000
SESI LLC
6.875% due 06/01/2014	1,000,000	955,000

The accompanying notes are an integral part of the financial statements.

51

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)	$1,000,000	$965,000
		25,396,855
Financial - 11.69%
American Express Company
7.00% due 03/19/2018	500,000	506,138
American International Group, Inc.
8.175% due 05/15/2058 (b)(g)	3,500,000	3,293,882
CEVA Group PLC, ADR
10.00% due 09/01/2014 (g)	2,000,000	2,055,000
Citigroup Funding, Inc., Series CMCS
8.50% due 11/26/2008	110,000	2,085,710
Ford Motor Credit Company
7.375% due 10/28/2009	7,750,000	7,058,537
7.375% due 02/01/2011	2,000,000	1,623,032
7.875% due 06/15/2010	4,000,000	3,452,628
Ford Motor Credit Company LLC
7.25% due 10/25/2011	1,000,000	774,961
9.75% due 09/15/2010	1,800,000	1,569,389
General Motors Acceptance Corp.
5.625% due 05/15/2009	5,500,000	5,092,445
6.75% due 12/01/2014	500,000	330,223
6.875% due 09/15/2011	3,000,000	2,155,716
7.75% due 01/19/2010	5,000,000	4,275,655
iStar Financial, Inc.
8.625% due 06/01/2013	2,750,000	2,516,250
JP Morgan Chase & Company, Series L
7.90% due 12/31/2049 (b)	3,400,000	3,187,976
Lehman Brothers Holdings, Inc., MTN
6.20% due 09/26/2014	4,000,000	3,817,872
6.875% due 05/02/2018	3,000,000	2,904,315
Liberty Mutual Group, Inc.
10.75% due 06/15/2058 (b)(g)	5,000,000	4,787,500
Residential Capital LLC
9.625% due 05/15/2015 (g)	790,000	383,150
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	100,000	88,000
Washington Mutual Preferred Funding
9.75% due 10/29/2049 (b)(g)	500,000	393,750
Wells Fargo Capital XIII, MTN, Series G
7.70% due 12/29/2049 (b)	900,000	894,642
		53,246,771
Industrial - 2.48%
Allied Waste North America, Inc., Series B
7.125% due 05/15/2016	1,000,000	995,000
7.375% due 04/15/2014	4,000,000	4,060,000
Flextronics International, Ltd.
6.25% due 11/15/2014	1,250,000	1,168,750
L-3 Communications Corp.
5.875% due 01/15/2015	200,000	184,500
Nortek, Inc.
10.00% due 12/01/2013 (g)	1,000,000	955,000
RBS Global, Inc.
9.50% due 08/01/2014	1,000,000	965,000
11.75% due 08/01/2016	700,000	672,000
Sanmina-SCI Corp.
6.75% due 03/01/2013	200,000	179,500

Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Sanmina-SCI Corp. (continued)
8.125% due 03/01/2016	$500,000	$450,000
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	200,000	160,000
Terex Corp.
8.00% due 11/15/2017	1,500,000	1,488,750
		11,278,500
Technology - 2.29%
Ceridian Corp.
11.25% due 11/15/2015 (g)	3,500,000	3,176,250
First Data Corp.
9.875% due 09/24/2015 (g)	2,200,000	1,914,000
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	3,300,000	2,681,250
10.125% due 12/15/2016	3,500,000	2,668,750
		10,440,250
Utilities - 3.11%
Energy Future Holdings Corp.
11.25% due 11/01/2017 (g)	4,100,000	4,089,750
Intergen NV
9.00% due 06/30/2017 (g)	1,000,000	1,035,000
PNM Resources, Inc.
9.25% due 05/15/2015	1,300,000	1,342,250
Public Service Company of New Mexico
7.95% due 05/15/2018	2,100,000	2,160,640
Reliant Energy, Inc.
7.625% due 12/31/2014	900,000	877,500
7.875% due 06/15/2017	400,000	391,000
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)	2,400,000	2,352,000
Texas Competitive Electric Holdings Company LLC, PIK
10.50% due 11/01/2016 (g)	2,000,000	1,935,000
		14,183,140
TOTAL CORPORATE BONDS (Cost $193,770,229)		$182,999,360
CONVERTIBLE BONDS - 1.53%
Financial - 1.21%
Goldman Sachs Group, Inc., Series ABX
10.00% due 02/27/2009	6,500,000	3,027,284
iStar Financial, Inc.
3.1975% due 10/01/2012 (b)	3,200,000	2,497,261
		5,524,545
Technology - 0.32%
Advanced Micro Devices, Inc.
5.75% due 08/15/2012 (g)	2,000,000	1,445,720
TOTAL CONVERTIBLE BONDS (Cost $8,286,454)		$6,970,265
COMMON STOCKS - 34.62%
Basic Materials - 0.77%
Dow Chemical Company	100,000	3,491,000
Communications - 2.13%
AT&T, Inc.	225,000	7,580,250

The accompanying notes are an integral part of the financial statements.

52

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications (continued)
Verizon Communications, Inc.	60,000	$2,124,000
		9,704,250
Consumer, Cyclical - 0.94%
Home Depot, Inc.	100,000	2,342,000
Target Corp.	42,000	1,952,580
		4,294,580
Consumer, Non-cyclical - 4.41%
Bristol-Myers Squibb Company	75,000	1,539,750
Johnson & Johnson	90,000	5,790,600
Merck & Company, Inc.	120,000	4,522,800
Pfizer, Inc.	400,000	6,988,000
Wyeth	26,000	1,246,960
		20,088,110
Energy - 6.19%
BP PLC, SADR	40,000	2,782,800
Canadian Oil Sands Trust, ADR	125,000	6,742,179
Chevron Corp.	35,000	3,469,550
ConocoPhillips	60,000	5,663,400
Duke Energy Corp.	250,000	4,345,000
Spectra Energy Corp.	100,000	2,874,000
Trans-Canada Corp.	60,000	2,324,213
		28,201,142
Financial - 3.43%
Bank of America Corp.	150,000	3,580,500
CapitalSource, Inc.	60,000	664,800
Duke Realty Corp., REIT	75,000	1,683,750
HSBC Holdings PLC	150,000	2,317,766
iStar Financial, Inc., REIT	110,200	1,455,742
JP Morgan Chase & Company	70,000	2,401,700
Merrill Lynch & Company, Inc.	22,000	697,620
Wells Fargo & Company	120,000	2,850,000
		15,651,878
Industrial - 1.78%
3M Company	56,200	3,910,958
General Electric Company	157,000	4,190,330
		8,101,288
Technology - 2.45%
Intel Corp.	330,000	7,088,400
Maxim Integrated Products, Inc.	120,000	2,538,000
Microchip Technology, Inc.	50,000	1,527,000
		11,153,400
Utilities - 12.52%
AGL Resources, Inc.	60,000	2,074,800
Ameren Corp.	60,000	2,533,800
American Electric Power Company, Inc.	50,000	2,011,500
Atmos Energy Corp.	40,000	1,102,800
CenterPoint Energy, Inc.	100,000	1,605,000
Consolidated Edison, Inc.	80,000	3,127,200
Dominion Resources, Inc.	130,000	6,173,700
FirstEnergy Corp.	50,000	4,116,500
FPL Group, Inc.	40,000	2,623,200
NiSource, Inc.	30,000	537,600
PG&E Corp.	140,000	5,556,600

Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Pinnacle West Capital Corp.	70,000	$2,153,900
PNM Resources, Inc.	19,016	227,431
Portland General Electric Company	50,000	1,126,000
Progress Energy, Inc.	50,000	2,091,500
Public Service Enterprise Group, Inc.	150,000	6,889,500
Puget Energy, Inc.	70,000	1,679,300
Sempra Energy	20,000	1,129,000
Teco Energy, Inc.	100,000	2,149,000
The Southern Company	233,313	8,147,290
		57,055,621
TOTAL COMMON STOCKS (Cost $174,463,893)		$157,741,269
PREFERRED STOCKS - 10.06%
Consumer, Cyclical - 0.25%
General Motors Corp., Series C, 6.25%	85,000	1,127,100
Consumer, Non-cyclical - 0.63%
Schering-Plough Corp., 6.00%	15,000	2,858,550
Financial - 6.10%
American International Group, Inc., 8.50%	40,000	2,371,600
Bank of America Corp., Series L, 7.25%	2,850	2,522,250
Citigroup, Inc., Series T, 6.50%	20,000	870,000
Legg Mason, Inc., 7.00% *	67,500	2,833,070
Lehman Brothers Holdings, Inc., Series P,
7.25%	7,280	5,869,849
Lehman Brothers Holdings, Inc., Series Q,
8.75% *	6,500	4,982,250
Morgan Stanley, 5.26% (g)	75,000	5,476,432
Wachovia Corp., Series L, 7.50%	1,100	969,518
Washington Mutual, Inc., Series R, 7.75%	3,200	1,878,400
		27,773,369
Government - 2.18%
Federal National Mortgage Association,
5.375% *	20	1,200,000
Federal National Mortgage Association,
Series 08-1, 8.75% *	56,800	2,175,440
Federal National Mortgage Association,
Series Q, 6.75%	80,000	1,692,800
Federal National Mortgage Association,
Series R, 7.625%	60,200	1,438,780
Federal National Mortgage Association,
Series S, 8.25%	150,000	3,442,500
		9,949,520
Mortgage Securities - 0.53%
Federal Home Loan Mortgage Corp.,
Series Z, 8.375%	100,000	2,430,000
Utilities - 0.37%
CMS Energy Trust I, 7.75%	35,000	1,683,084
TOTAL PREFERRED STOCKS (Cost $54,329,996)		$45,821,623
TERM LOANS - 2.31%
Consumer, Cyclical - 0.57%
Allison Transmission, Inc.
5.45% due 08/07/2014 (b)(g)	2,487,500	2,209,373

The accompanying notes are an integral part of the financial statements.

53

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (continued)
Consumer, Cyclical (continued)
Berry Plastics Corp.
9.725% due 06/15/2014 (b)	$536,806	$375,764
		2,585,137
Consumer, Non-cyclical - 0.53%
Bausch & Lomb, Inc.
5.4081% due 04/28/2015 (b)	598,800	591,231
U.S. Investigations Services, Inc.
7.91% due 04/01/2015 (b)	1,989,975	1,835,752
		2,426,983
Technology - 0.80%
First Data Corp., Tranche B2
5.3921% due 09/24/2014 (b)	1,990,000	1,910,400
First Data Corp., Tranche B3
5.3921% due 09/24/2014 (b)	1,994,987	1,763,430
		3,673,830
Utilities - 0.41%
Texas Competitive Electric Holdings Company LLC
8.6219% due 10/10/2014 (b)	1,990,627	1,855,642
TOTAL TERM LOANS (Cost $11,075,770)		$10,541,592
SHORT TERM INVESTMENTS - 10.38%
Federal Home Loan Bank Discount Notes
2.04% due 07/01/2008 (f)	$47,270,000	$47,270,000
TOTAL SHORT TERM INVESTMENTS (Cost $47,270,000)		$47,270,000
Total Investments (Income Trust) (Cost $496,819,234) - 100.78%		$459,116,296
Liabilities in Excess of Other Assets - (0.78)%		(3,550,554)
TOTAL NET ASSETS - 100.00%		$455,565,742

Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 24.19%
Government - 24.19%
2.375% TBA **	$2,079,478	$2,180,853
2.375% due 04/15/2011	26,944,041	28,550,148
6.00% due 02/15/2026	350,000	409,910
7.875% due 02/15/2021	17,256,000	23,007,097
8.125% due 08/15/2021	8,477,000	11,581,040
8.125% due 08/15/2019 ****	3,090,000	4,127,081
8.75% due 08/15/2020	20,150,000	28,394,191
3.375% due 11/30/2012	8,300,000	8,336,313
		106,586,633
TOTAL U.S. TREASURY OBLIGATIONS (Cost $100,138,605)		$106,586,633
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.45%
Government - 0.72%
5.80% due 09/02/2008	2,595,000	2,609,252

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government (continued)
7.498% due 08/01/2011		$519,000	$541,532
			3,150,784
Mortgage Securities - 5.73%
4.00% due 11/15/2019		864,735	798,951
6.50% due 04/01/2029 to 08/01/2034		159,429	165,567
6.625% due 09/15/2009		2,595,000	2,707,543
7.50% due 06/01/2010 to 05/01/2028		45,233	47,842
4.656% due 06/01/2013		1,151,765	1,140,878
4.918% due 02/01/2013
		1,676,760	1,680,787
5.00% due 03/01/2019 to 06/01/2019		8,084,103	8,111,669
5.63% due 12/01/2011		1,324,067	1,354,083
5.974% due 11/01/2011		800,356	830,628
6.056% due 05/01/2012		1,078,487	1,117,876
6.085% due 10/01/2011		919,596	950,121
6.095% due 03/01/2012		544,114	567,923
6.50% due 02/01/2036		201,733	208,194
6.625% due 09/15/2009		3,400,000	3,547,372
7.00% due 06/01/2029		2,640	2,771
6.00% due 08/15/2008 to 04/15/2035		506,548	518,058
6.50% due 10/15/2008 to 02/15/2035		225,917	235,659
7.00% due 11/15/2031 to 10/15/2034		1,186,868	1,256,967
8.00% due 07/15/2030 to 10/15/2030		22,617	24,430
			25,267,319
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $29,684,203)			$28,418,103
FOREIGN GOVERNMENT OBLIGATIONS - 1.00%
Brazil - 1.00%
Federative Republic of Brazil
6.00% due 08/15/2010	BRL	1,950,000	2,061,866
10.00% due 01/01/2017		4,500,000	2,338,001
			4,399,867
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,255,414)			$4,399,867
CORPORATE BONDS - 44.32%
Basic Materials - 1.61%
Agrium, Inc.
7.125% due 05/23/2036		$750,000	796,541
Airgas, Inc.
7.125% due 10/01/2018 (g)		30,000	30,225
Alcan, Inc.
6.45% due 03/15/2011		81,000	83,814
ArcelorMittal
5.375% due 06/01/2013 (g)		425,000	418,490
6.125% due 06/01/2018 (g)		1,100,000	1,074,982
Corporacion Nacional Del Cobre de Chile - CODELCO
6.375% due 11/30/2012 (g)		615,000	646,662
Cytec Industries, Inc.
6.00% due 10/01/2015		1,250,000	1,222,388
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015		35,000	36,794
8.375% due 04/01/2017		85,000	89,675
Georgia-Pacific Corp.
7.00% due 01/15/2015 (g)		120,000	112,800

The accompanying notes are an integral part of the financial statements.

54

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Basic Materials (continued)
IMC Global, Inc.
7.30% due 01/15/2028	$22,000	$22,220
Inco, Ltd.
5.70% due 10/15/2015	217,000	206,074
International Paper Company
7.40% due 06/15/2014	1,215,000	1,212,657
International Steel Group, Inc.
6.50% due 04/15/2014	30,000	30,414
Mosaic Company
7.375% due 12/01/2014 (g)	25,000	26,125
7.625% due 12/01/2016 (g)	20,000	21,300
Novelis, Inc.
7.25% due 02/15/2015	22,000	20,790
Terra Capital, Inc., Series B
7.00% due 02/01/2017	15,000	14,700
United States Steel Corp.
6.05% due 06/01/2017	30,000	28,019
7.00% due 02/01/2018	30,000	29,934
Weyerhaeuser Company
6.75% due 03/15/2012	692,000	712,705
7.95% due 03/15/2025	260,000	266,556
		7,103,865
Communications - 6.62%
Ameritech Capital Funding Corp.
6.45% due 01/15/2018	952,000	971,038
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	606,000	645,182
8.125% due 05/01/2012	364,000	398,688
8.75% due 03/01/2031	703,000	834,165
AT&T, Inc.
5.50% due 02/01/2018	475,000	460,279
6.30% due 01/15/2038	1,000,000	944,755
Bellsouth Corp.
4.75% due 11/15/2012	973,000	956,182
British Telecommunications PLC
5.15% due 01/15/2013	780,000	760,447
8.625% due 12/15/2010	519,000	557,276
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	87,000	82,215
CanWest Media, Inc.
8.00% due 09/15/2012	40,000	35,600
Cingular Wireless LLC
7.125% due 12/15/2031	433,000	440,021
Citizens Communications Company
9.25% due 05/15/2011	83,000	85,905
Clear Channel Communications, Inc.
7.65% due 09/15/2010	1,200,000	1,230,900
Comcast Cable Communications
8.50% due 05/01/2027	556,000	640,321
Comcast Corp.
5.70% due 05/15/2018	545,000	517,053
Cox Communications, Inc.
5.875% due 12/01/2016 (g)	850,000	819,659
7.125% due 10/01/2012	532,000	555,279
CSC Holdings, Inc.
7.625% due 07/15/2018	44,000	40,480

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communications (continued)
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	$48,000	$34,320
8.00% due 11/15/2013	55,000	40,150
DirecTV Holdings LLC
6.375% due 06/15/2015	65,000	60,938
GCI, Inc.
7.25% due 02/15/2014	65,000	55,900
Idearc, Inc.
8.00% due 11/15/2016	40,000	25,150
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	45,000	45,338
Liberty Media Corp.
5.70% due 05/15/2013	26,000	23,301
7.75% due 07/15/2009	285,000	286,721
7.875% due 07/15/2009	31,000	31,302
8.25% due 02/01/2030	18,000	15,680
LIN Television Corp.
6.50% due 05/15/2013	15,000	13,725
LIN Television Corp., Series B
6.50% due 05/15/2013	18,000	16,470
Mediacom Broadband LLC
8.50% due 10/15/2015	78,000	69,713
News America Holdings, Inc.
7.75% due 01/20/2024	622,000	672,074
9.25% due 02/01/2013	701,000	803,183
Quebecor Media, Inc.
7.75% due 03/15/2016	55,000	51,150
7.75% due 03/15/2016	15,000	13,950
Qwest Corp.
7.50% due 10/01/2014	80,000	77,000
R.H. Donnelley Corp.
6.875% due 01/15/2013	70,000	41,650
Rogers Cable, Inc.
6.25% due 06/15/2013	400,000	408,736
Rogers Wireless, Inc.
9.625% due 05/01/2011	178,000	197,031
Scholastic Corp.
5.00% due 04/15/2013	230,000	194,060
Shaw Communications, Inc.
8.25% due 04/11/2010	31,000	31,853
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	17,000	17,128
TCI Communications, Inc.
8.75% due 08/01/2015	692,000	782,220
Telecom Italia Capital SA
5.25% due 11/15/2013	650,000	614,020
6.00% due 09/30/2034	447,000	382,549
6.20% due 07/18/2011	1,270,000	1,295,047
Telefonica Emisones SAU
7.045% due 06/20/2036	575,000	590,094
Thomson Reuters Corp.
6.50% due 07/15/2018	225,000	224,207
Time Warner Cable, Inc.
5.85% due 05/01/2017	1,895,000	1,799,873
6.55% due 05/01/2037	450,000	414,450
Time Warner Companies, Inc.
7.25% due 10/15/2017	390,000	397,100

The accompanying notes are an integral part of the financial statements.

55

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communications (continued)
Time Warner, Inc.
7.70% due 05/01/2032	$1,298,000	$1,328,896
Verizon Communications, Inc.
5.55% due 02/15/2016	1,120,000	1,090,929
6.40% due 02/15/2038	675,000	628,340
6.90% due 04/15/2038	600,000	592,963
8.75% due 11/01/2021	865,000	996,053
Viacom, Inc.
6.125% due 10/05/2017	1,300,000	1,246,474
6.25% due 04/30/2016	757,000	731,166
6.625% due 05/15/2011	400,000	409,598
7.875% due 07/30/2030	625,000	605,603
Vodafone Group PLC
7.75% due 02/15/2010	714,000	746,106
Windstream Corp.
8.125% due 08/01/2013	10,000	9,975
8.625% due 08/01/2016	60,000	59,850
		29,147,481
Consumer, Cyclical - 2.01%
AMC Entertainment, Inc.
11.00% due 02/01/2016	40,000	39,600
American Airlines Pass Through Trust 2003-01
3.857% due 07/09/2010	134,321	126,812
Centex Corp.
7.875% due 02/01/2011	188,000	180,950
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	710,494	655,431
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017	475,443	432,653
Continental Airlines, Inc., Series A
5.983% due 04/19/2022	15,000	12,412
Continental Airlines, Inc., Series B
6.903% due 04/19/2022	5,000	4,013
Continental Airlines, Inc., Series ERJ1
9.798% due 04/01/2021	58,704	47,256
CVS Caremark Corp.
6.125% due 08/15/2016	500,000	504,248
6.943% due 01/10/2030 (g)	575,494	553,119
D.R. Horton, Inc.
6.50% due 04/15/2016	375,000	308,906
7.875% due 08/15/2011	825,000	783,750
9.75% due 09/15/2010	91,000	93,275
DaimlerChrysler NA Holding Corp.
8.50% due 01/18/2031	575,000	664,823
Federated Department Stores, Inc.
6.90% due 04/01/2029	519,000	438,587
Harrah’s Operating Company, Inc.
5.625% due 06/01/2015	40,000	21,500
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013 (g)	30,000	30,900
Lazy Days RV Center, Inc.
11.75% due 05/15/2012	21,000	14,490
Macys Retail Holdings, Inc.
5.875% due 01/15/2013	1,600,000	1,484,778
MGM Mirage, Inc.
6.00% due 10/01/2009	300,000	295,125
OED Corp./ Diamond Jo
8.75% due 04/15/2012	55,000	50,050

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Park Place Entertainment Corp.
8.125% due 05/15/2011	$16,000	$12,800
Pulte Homes, Inc.
8.125% due 03/01/2011	805,000	792,925
Rite Aid Corp.
8.125% due 05/01/2010	117,000	118,170
10.375% due 07/15/2016	25,000	22,647
Seneca Gaming Corp.
7.25% due 05/01/2012	45,000	42,188
Southwest Airlines Company, Series 07-1
6.15% due 08/01/2022	746,835	707,851
Station Casinos, Inc.
6.00% due 04/01/2012	35,000	27,825
TRW Automotive, Inc.
7.00% due 03/15/2014 (g)	200,000	173,500
Wyndham Worldwide Corp.
6.00% due 12/01/2016	185,000	163,368
Wynn Las Vegas LLC
6.625% due 12/01/2014	61,000	55,815
		8,859,767
Consumer, Non-cyclical - 4.10%
Allegiance Corp.
7.00% due 10/15/2026	87,000	88,336
Alliance One International, Inc.
11.00% due 05/15/2012	48,000	49,440
AmerisourceBergen Corp.
5.875% due 09/15/2015	1,260,000	1,230,808
Aramark Services, Inc.
8.50% due 02/01/2015	65,000	63,700
Avis Budget Car Rental LLC
7.625% due 05/15/2014	60,000	48,000
Cargill, Inc.
5.60% due 09/15/2012 (g)	1,285,000	1,294,907
Cia Brasileira de Bebidas
8.75% due 09/15/2013	550,000	621,500
10.50% due 12/15/2011	230,000	262,775
Community Health Systems, Inc.
8.875% due 07/15/2015	35,000	35,219
Constellation Brands, Inc.
7.25% due 09/01/2016	35,000	32,900
7.25% due 05/15/2017	35,000	32,725
Corrections Corp. of America
6.25% due 03/15/2013	30,000	28,875
6.75% due 01/31/2014	300,000	296,250
DaVita, Inc.
6.625% due 03/15/2013	13,000	12,480
7.25% due 03/15/2015	13,000	12,643
Deluxe Corp.
7.375% due 06/01/2015	170,000	148,750
Dr Pepper Snapple Group, Inc.
6.82% due 05/01/2018	295,000	296,217
Elan Finance PLC/Elan Finance Corp.
7.75% due 11/15/2011	75,000	72,750
8.875% due 12/01/2013	75,000	75,188
Erac USA Finance Company
8.00% due 01/15/2011 (g)	1,816,000	1,875,487
General Mills, Inc.
5.20% due 03/17/2015	445,000	434,447

The accompanying notes are an integral part of the financial statements.

56

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
HCA, Inc.
6.375% due 01/15/2015	$15,000	$12,450
7.875% due 02/01/2011	130,000	128,050
9.625% due 11/15/2016	80,000	82,400
Kellogg Company
4.25% due 03/06/2013	425,000	412,866
Kraft Foods, Inc.
5.625% due 11/01/2011	390,000	393,490
6.125% due 02/01/2018	450,000	437,436
6.50% due 11/01/2031	1,064,000	984,789
Kroger Company
6.75% due 04/15/2012	671,000	706,623
Medco Health Solutions, Inc.
7.125% due 03/15/2018	415,000	430,975
Miller Brewing Company
5.50% due 08/15/2013 (g)	1,145,000	1,170,173
Molson Coors Capital Financial
4.85% due 09/22/2010	113,000	113,157
Omnicare, Inc.
6.75% due 12/15/2013	20,000	18,800
6.875% due 12/15/2015	30,000	27,750
Philip Morris International, Inc.
5.65% due 05/16/2018	1,800,000	1,749,532
Procter & Gamble, Series A
9.36% due 01/01/2021	840,456	1,055,999
Quest Diagnostics, Inc.
5.45% due 11/01/2015	450,000	425,803
6.95% due 07/01/2037	635,000	617,285
Rental Service Corp.
9.50% due 12/01/2014	50,000	41,750
Reynolds American, Inc.
7.25% due 06/01/2013	295,000	304,951
7.30% due 07/15/2015	44,000	45,020
Service Corp. International
7.375% due 10/01/2014	10,000	10,000
7.625% due 10/01/2018	20,000	19,950
Smithfield Foods, Inc., Series B
7.75% due 05/15/2013	35,000	30,888
Tenet Healthcare Corp.
9.875% due 07/01/2014	80,000	80,400
Tyson Foods, Inc.
6.85% due 04/01/2016	400,000	363,497
United Rentals North America, Inc.
6.50% due 02/15/2012	50,000	45,000
UnitedHealth Group, Inc.
6.00% due 02/15/2018	1,375,000	1,330,083
Universal Hospital Services, Inc.
8.50% due 06/01/2015	25,000	25,000
		18,077,514
Diversified - 0.03%
Capmark Financial Group, Inc.
6.30% due 05/10/2017	220,000	142,211
Energy - 2.07%
Burlington Resources Finance Company
7.40% due 12/01/2031	541,000	625,771
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013	350,000	350,607
6.45% due 06/30/2033	238,000	231,868

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
CenterPoint Energy Resources Corp.
6.125% due 11/01/2017	$400,000	$389,640
Chesapeake Energy Corp.
6.50% due 08/15/2017	65,000	60,775
6.625% due 01/15/2016	298,000	286,080
6.875% due 01/15/2016	5,000	4,825
7.50% due 09/15/2013	22,000	22,000
Delta Petroleum Corp.
7.00% due 04/01/2015	35,000	29,925
Dynegy Holdings, Inc.
7.125% due 05/15/2018	35,000	30,450
8.375% due 05/01/2016	50,000	48,500
El Paso Corp.
7.00% due 06/15/2017	30,000	29,361
El Paso Natural Gas Company
5.95% due 04/15/2017	85,000	82,020
EnCana Corp.
5.90% due 12/01/2017	450,000	452,294
Halliburton Company
5.50% due 10/15/2010	593,000	614,330
Hornbeck Offshore Services, Inc.
6.125% due 12/01/2014	10,000	9,600
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	692,000	722,386
Kinder Morgan Finance Company
5.70% due 01/05/2016	70,000	62,300
Massey Energy Company
6.625% due 11/15/2010	15,000	15,000
Motiva Enterprises LLC
5.20% due 09/15/2012 (g)	952,000	959,292
Newfield Exploration Company
6.625% due 04/15/2016	25,000	22,937
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	1,850,000	1,878,229
OPTI Canada, Inc.
7.875% due 12/15/2014	45,000	44,438
Peabody Energy Corp.
6.875% due 03/15/2013	74,000	74,185
7.375% due 11/01/2016	290,000	289,275
PetroHawk Energy Corp.
9.125% due 07/15/2013	35,000	35,875
Petroleum Export, Ltd.
5.265% due 06/15/2011 (g)	306,444	304,069
Pioneer Natural Resources Company
6.65% due 03/15/2017	260,000	244,006
6.875% due 05/01/2018	35,000	32,851
Plains Exploration & Production Company
7.75% due 06/15/2015	35,000	35,263
Pride International, Inc.
7.375% due 07/15/2014	35,000	34,912
Range Resources Corp.
7.50% due 05/15/2016	20,000	19,925
7.50% due 10/01/2017	10,000	9,950
SandRidge Energy, Inc.
8.00% due 06/01/2018 (g)	15,000	15,075
Southwestern Energy Company
7.50% due 02/01/2018 (g)	35,000	36,012
Valero Energy Corp.
8.75% due 06/15/2030	403,000	450,229

The accompanying notes are an integral part of the financial statements.

57

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Whiting Petroleum Corp.
7.00% due 02/01/2014	$22,000	$21,588
7.25% due 05/01/2013	22,000	21,835
Williams Companies, Inc.
7.125% due 09/01/2011	87,000	90,045
8.125% due 03/15/2012	34,000	35,700
XTO Energy, Inc.
6.75% due 08/01/2037	380,000	385,325
		9,108,748
Financial - 21.79%
ACE Capital Trust II
9.70% due 04/01/2030	752,000	818,205
ACE INA Holdings, Inc.
5.70% due 02/15/2017	160,000	153,599
AGFC Capital Trust I
6.00% due 01/15/2067 (b)(g)	860,000	682,435
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	485,000	453,930
AMB Property LP
5.45% due 12/01/2010	255,000	257,464
7.50% due 06/30/2018	364,000	381,722
American Financial Group, Inc.
7.125% due 04/15/2009	295,000	300,102
American General Finance Corp.
5.375% due 10/01/2012	346,000	322,119
Arch Western Finance LLC
6.75% due 07/01/2013	69,000	67,620
Associates Corp. of North America
8.55% due 07/15/2009	519,000	539,604
AvalonBay Communities, Inc.
5.50% due 01/15/2012	425,000	419,654
Bank of America Corp.
4.375% due 12/01/2010	1,514,000	1,508,846
5.42% due 03/15/2017	4,000,000	3,658,550
Bear Stearns Companies, Inc.
6.40% due 10/02/2017	85,000	83,996
6.95% due 08/10/2012	830,000	863,011
7.25% due 02/01/2018	675,000	704,406
Brandywine Operating Partnership
5.70% due 05/01/2017	825,000	701,025
BTM (Curacao) Holdings NV
4.76% due 07/21/2015 (b)(g)	480,000	469,239
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (g)	85,000	56,950
Canadian Oil Sands, Ltd.
7.90% due 09/01/2021 (g)	465,000	480,985
Capital One Capital IV
6.745% due 02/17/2037 (b)	400,000	298,893
Capmark Financial Group, Inc.
5.875% due 05/10/2012	785,000	553,748
Chase Manhattan Corp.
7.00% due 11/15/2009	865,000	884,168
CIT Group, Inc.
5.60% due 04/27/2011	750,000	598,072
7.625% due 11/30/2012	830,000	689,878
Citicorp
6.375% due 11/15/2008	519,000	522,821

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Citigroup Capital XXI
8.30% due 12/21/2057 (b)	$835,000	$788,515
Citigroup, Inc.
4.875% due 05/07/2015	989,000	911,403
5.50% due 08/27/2012	1,525,000	1,503,821
6.875% due 03/05/2038	550,000	530,747
Countrywide Financial Corp.
4.50% due 06/15/2010	210,000	195,434
5.80% due 06/07/2012	415,000	392,509
Developers Diversified Realty Corp.
4.625% due 08/01/2010	110,000	106,299
5.00% due 05/03/2010	45,000	43,606
Discover Financial Services
6.45% due 06/12/2017	885,000	747,949
Duke Realty Corp. LP
5.25% due 01/15/2010	480,000	475,502
Equitable Companies, Inc.
7.00% due 04/01/2028	865,000	867,631
Equitable Life Assurance Society
7.70% due 12/01/2015 (g)	680,000	734,461
Equity One, Inc.
6.00% due 09/15/2017	700,000	615,052
Everest Reinsurance Holdings, Inc.
6.50% due 05/15/2037 (b)	1,475,000	1,052,359
8.75% due 03/15/2010	596,000	635,614
Farmers Exchange Capital
7.05% due 07/15/2028 (g)	725,000	662,723
Fidelity National Title Group, Inc.
7.30% due 08/15/2011	179,000	184,234
First Republic Bank of San Francisco
7.75% due 09/15/2012	714,000	727,387
First Union National Bank
6.919% due 12/15/2036	500,000	535,683
7.80% due 08/18/2010	1,500,000	1,580,788
Ford Motor Credit Company
7.00% due 10/01/2013	119,000	87,633
General Electric Capital Corp.
4.80% due 05/01/2013	1,175,000	1,151,110
6.125% due 02/22/2011	433,000	452,408
6.75% due 03/15/2032	1,641,000	1,652,405
General Motors Acceptance Corp.
8.00% due 11/01/2031	100,000	65,058
Goldman Sachs Group, Inc.
5.45% due 11/01/2012	805,000	802,980
6.15% due 04/01/2018	1,300,000	1,261,207
6.75% due 10/01/2037	3,540,000	3,238,201
6.875% due 01/15/2011	692,000	718,355
HBOS PLC
6.00% due 11/01/2033 (g)	710,000	574,083
6.75% due 05/21/2018 (g)	290,000	277,347
Health Care Property Investors, Inc.
5.65% due 12/15/2013	750,000	685,955
5.95% due 09/15/2011	450,000	436,937
7.072 due 06/08/2015	433,000	410,845
Healthcare Realty Trust, Inc.
8.125% due 05/01/2011	1,298,000	1,336,122
Host Hotels & Resorts LP
6.875% due 11/01/2014	15,000	13,800

The accompanying notes are an integral part of the financial statements.

58

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
HSBC Bank USA NA, BKNT
7.00% due 01/15/2039	$525,000	$513,672
HSBC Holdings PLC
6.80% due 06/01/2038	1,200,000	1,130,066
International Lease Finance Corp.
5.625% due 09/15/2010	670,000	652,983
6.375% due 03/25/2013	425,000	387,926
Jackson National Life Insurance Company
8.15% due 03/15/2027 (g)	1,298,000	1,425,822
Janus Capital Group, Inc.
6.25% due 06/15/2012	305,000	297,673
JP Morgan Chase & Company
5.375% due 10/01/2012	1,050,000	1,053,161
6.00% due 01/15/2018	1,120,000	1,091,039
JP Morgan Chase Capital XV
5.875% due 03/15/2035	433,000	357,267
KAR Holdings, Inc.
10.00% due 05/01/2015	35,000	29,400
Kimco Realty Corp.
5.584% due 11/23/2015	410,000	374,557
Lazard Group LLC
6.85% due 06/15/2017	1,840,000	1,622,865
Lehman Brothers Holdings, Inc.
7.00% due 09/27/2027	1,695,000	1,567,207
7.50% due 05/11/2038	360,000	333,925
Lehman Brothers Holdings, Inc., MTN
6.20% due 09/26/2014	2,135,000	2,037,789
Lender Processing Services, Inc.
8.125% due 07/01/2016 (g)	15,000	15,019
Liberty Mutual Insurance Company
7.697% due 10/15/2097 (g)	2,000,000	1,696,936
Liberty Property LP
6.625% due 10/01/2017	210,000	196,345
7.25% due 03/15/2011	725,000	738,646
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013	450,000	424,441
6.40% due 08/28/2017	2,250,000	2,084,922
7.75% due 05/14/2038	750,000	703,106
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	350,000	333,104
MetLife, Inc.
5.70% due 06/15/2035	692,000	610,172
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (g)	535,000	526,808
Metropolitan Life Global Mountain
4.25% due 07/30/2009 (g)	500,000	496,286
Mizuho Financial Group, Cayman, Ltd.
5.79% due 04/15/2014 (g)	779,000	793,803
Morgan Stanley
4.75% due 04/01/2014	649,000	591,388
5.55% due 04/27/2017	285,000	254,903
6.25% due 08/28/2017	1,320,000	1,230,649
6.75% due 04/15/2011	684,000	701,644
Morgan Stanley Dean Witter
6.60% due 04/01/2012	1,285,000	1,306,485
Morgan Stanley, MTN
6.625% due 04/01/2018	1,225,000	1,160,718
National Australia Bank, Ltd.
8.60% due 05/19/2010	152,000	162,661

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Nationwide Mutual Insurance Company
8.25% due 12/01/2031 (g)	$865,000	$866,679
Navigators Group, Inc.
7.00% due 05/01/2016	204,000	193,257
NBD Bancorp
8.25% due 11/01/2024	1,730,000	1,925,064
Ohio National Life Insurance Company
8.50% due 05/15/2026 (g)	995,000	1,166,807
Premium Asset Trust
4.125% due 03/12/2009 (g)	563,000	515,764
Principal Life Global Funding I
6.125% due 10/15/2033 (g)	697,000	647,601
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	865,000	843,091
Realty Income Corp.
6.75% due 08/15/2019	1,515,000	1,426,898
Regency Centers LP
7.95% due 01/15/2011	456,000	465,296
Reinsurance Group of America, Inc.
6.75% due 12/15/2011	865,000	876,360
Republic New York Corp.
9.50% due 04/15/2014	865,000	986,069
Rouse Company LP
6.75% due 05/01/2013 (g)	40,000	36,041
Royal Bank of Scotland Group PLC
6.40% due 04/01/2009	2,379,000	2,410,441
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299% due 05/15/2017 (g)	410,000	378,287
7.125% due 01/14/2014 (g)	145,000	142,999
7.175% due 05/16/2013	750,000	748,335
Sanwa Bank, Ltd., New York Branch
7.40% due 06/15/2011	450,000	476,158
Simon Property Group LP
5.30% due 05/30/2013	1,325,000	1,303,572
Sovereign Bancorp, Inc.
4.80% due 09/01/2010	195,000	173,048
Sovereign Bank
8.75% due 05/30/2018	250,000	238,431
Sun Canada Financial Company
7.25% due 12/15/2015 (g)	1,471,000	1,642,883
Sunamerica, Inc.
8.125% due 04/28/2023	865,000	928,480
The Bear Stearns Companies, Inc.
5.35% due 02/01/2012	195,000	191,595
United Dominion Realty Trust, Inc.
6.05% due 06/01/2013	750,000	728,855
United States Bancorp Oregon
7.50% due 06/01/2026	1,624,000	1,743,541
Unitrin, Inc.
6.00% due 05/15/2017	705,000	634,268
UnumProvident Finance Company, PLC
6.85% due 11/15/2015 (g)	390,000	387,118
Ventas Realty LP/Ventas Capital Corp.
6.625% due 10/15/2014	300,000	288,000
6.75% due 06/01/2010	13,000	12,935
7.125% due 06/01/2015	22,000	21,478
VTB Capital SA
6.25% due 07/02/2035 (g)	500,000	465,000

The accompanying notes are an integral part of the financial statements.

59

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
W.R. Berkley Corp.
5.125% due 09/30/2010	$346,000	$345,861
5.60% due 05/15/2015	377,000	361,696
Wachovia Corp., MTN
5.50% due 05/01/2013	880,000	842,249
WEA Finance LLC
7.125% due 04/15/2018 (g)	350,000	358,784
Westfield Group
5.40% due 10/01/2012 (g)	800,000	784,039
Willis North America, Inc.
6.20% due 03/28/2017	730,000	645,061
		96,032,634
Industrial - 1.06%
Ahern Rentals, Inc.
9.25% due 08/15/2013	35,000	25,550
Allied Waste North America, Inc.
6.50% due 11/15/2010	25,000	25,000
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	35,000	34,387
American Railcar Industries, Inc.
7.50% due 03/01/2014	25,000	23,250
Avnet, Inc.
6.625% due 09/15/2016	600,000	599,735
Coleman Cable, Inc.
9.875% due 10/01/2012	25,000	23,500
DP World, Ltd.
6.85% due 07/02/2037 (g)	1,300,000	1,115,494
General Electric Company
5.25% due 12/06/2017	1,125,000	1,081,499
Harland Clarke Holdings Corp.
9.50% due 05/15/2015	15,000	12,300
L-3 Communications Corp., Series B
6.375% due 10/15/2015	45,000	42,075
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	109,000	111,725
Pactiv Corp.
5.875% due 07/15/2012	360,000	357,892
Sanmina-SCI Corp.
5.5262% due 06/15/2010 (b)(g)	30,000	29,700
SCL Terminal Aereo Santiago SA
6.95% due 07/01/2012 (g)	769,685	807,892
SPX Corp.
7.625% due 12/15/2014 (g)	30,000	30,450
Stone Container Finance
7.375% due 07/15/2014	25,000	20,000
Texas Industries, Inc.
7.25% due 07/15/2013	35,000	34,825
Tyco International Group SA
6.75% due 02/15/2011	300,000	308,020
		4,683,294
Technology - 0.41%
Fiserv, Inc.
6.125% due 11/20/2012	625,000	628,158
IKON Office Solutions, Inc.
7.75% due 09/15/2015	35,000	35,087
Intuit, Inc.
5.40% due 03/15/2012	315,000	312,107

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Technology (continued)
Sungard Data Systems, Inc.
9.125% due 08/15/2013	$62,000	$62,620
Unisys Corp.
6.875% due 03/15/2010	30,000	28,650
Xerox Corp.
5.50% due 05/15/2012	270,000	266,879
6.40% due 03/15/2016	400,000	399,280
7.20% due 04/01/2016	70,000	72,214
		1,804,995
Utilities - 4.62%
Abu Dhabi National Energy Company
5.875% due 10/27/2016 (g)	500,000	489,893
Aquila, Inc.
9.95 due 02/01/2011	70,000	71,940
14.875% due 07/01/2012	30,000	34,875
Atmos Energy Corp.
6.35% due 06/15/2017	195,000	192,666
Carolina Power & Light Company
6.50% due 07/15/2012	1,254,000	1,315,570
CenterPoint Energy, Inc.
6.50% due 05/01/2018	165,000	161,151
CMS Energy Corp.
8.50% due 04/15/2011	26,000	27,142
Commonwealth Edison Company
5.95% due 08/15/2016	400,000	397,989
6.15% due 03/15/2012	273,000	278,877
Dominion Resources, Inc.
6.40% due 06/15/2018	870,000	877,728
7.00% due 06/15/2038	425,000	428,551
Duke Energy Corp.
5.65% due 06/15/2013	1,300,000	1,306,296
Edison Mission Energy
7.00% due 05/15/2017	10,000	9,350
7.20% due 05/15/2019	25,000	23,313
7.75% due 06/15/2016	30,000	29,850
Enel Finance International SA
6.80% due 09/15/2037 (g)	1,155,000	1,164,675
Exelon Generation Company, LLC
6.95% due 06/15/2011	550,000	568,464
Georgia Power Company
5.25% due 12/15/2015	250,000	249,566
Ipalco Enterprises, Inc.
7.25% due 04/01/2016 (g)	15,000	14,775
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (g)	1,100,000	1,122,838
Midamerican Funding LLC
6.75% due 03/01/2011	865,000	909,242
Mirant North America LLC
7.375% due 12/31/2013	65,000	64,431
New York State Electric & Gas Corp.
5.75% due 05/01/2023	476,000	428,362
NiSource Finance Corp.
6.40% due 03/15/2018	385,000	371,577
Northern States Power Company
6.50% due 03/01/2028	433,000	450,963
NRG Energy, Inc.
7.25% due 02/01/2014	35,000	33,425
7.375% due 02/01/2016	20,000	18,825

The accompanying notes are an integral part of the financial statements.

60

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NRG Energy, Inc. (continued)
7.375% due 01/15/2017	$25,000	$23,625
NSTAR
8.00% due 02/15/2010	1,730,000	1,835,219
Old Dominion Electric Cooperative
6.25% due 06/01/2011	904,000	934,559
Potomac Electric Power Company
6.50% due 11/15/2037	750,000	732,365
PSEG Power LLC
8.625% due 04/15/2031	511,000	615,926
Puget Sound Energy, Inc.
7.00% due 03/09/2029	346,000	350,450
Reliant Energy, Inc.
6.75% due 12/15/2014	41,000	41,820
Southern California Edison Company
6.00% due 01/15/2034	649,000	646,210
Taqa Abu Dhabi National Energy Company
6.50% due 10/27/2036 (g)	950,000	881,487
TXU Corp., Series P
5.55% due 11/15/2014	109,000	85,333
Union Electric Company
6.40% due 06/15/2017	2,330,000	2,325,505
Wisconsin Electric Power Company
6.50% due 06/01/2028	606,000	620,779
Wisconsin Energy Corp.
6.20% due 04/01/2033	217,000	212,067
		20,347,679
TOTAL CORPORATE BONDS (Cost $201,670,179)		$195,308,188
MUNICIPAL BONDS - 1.19%
Arizona - 0.20%
Phoenix Arizona Civic Improvement Corp.
6.30% due 07/01/2008	875,000	875,070
California - 0.29%
Southern California Public Power Authority Project, Series B
6.93% due 05/15/2017	1,125,000	1,282,297
Florida - 0.22%
Miami Beach Florida Redevelopment Agency Tax Increment Revenue
8.95% due 12/01/2022	865,000	990,728
Indiana - 0.03%
Indiana Bond Bank Revenue
5.02% due 01/15/2016	120,000	115,292
Maryland - 0.06%
Maryland State Transportation Authority, Ltd.
5.84% due 07/01/2011	260,000	267,704
Michigan - 0.26%
Detroit Michigan Downtown Development Authority
6.20% due 07/01/2008	1,155,000	1,155,081
New Jersey - 0.03%
Jersey City, NJ, Municipal Utilities Authority
4.55% due 05/15/2012	130,000	124,864

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
New York - 0.10%
Sales Tax Asset Receivable Corp., Series B
4.25% due 10/15/2011	$435,000	$425,761
TOTAL MUNICIPAL BONDS (Cost $5,221,296)		$5,236,797
COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.87%
Diversified REIT Trust, Series 2000-1A, Class B
6.971% due 03/08/2010 (g)	2,000,000	2,053,950
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (g)	800,000	771,440
Banc of America Commercial Mortgage, Inc, Series 2006-2, Class A4
5.9294% due 05/10/2045 (b)	2,500,000	2,441,167
Banc of America Commercial Mortgage, Inc., Series 2002-PB2 Class A4
6.186% due 06/11/2035	2,594,203	2,664,804
Bear Stearns Commercial Mortgage Securities, Inc., Series 2003-T12, Class A4
4.68% due 08/13/2039	2,594,203	2,527,955
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A
4.871% due 09/11/2042	1,405,000	1,321,612
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM
5.9411% due 09/11/2038 (b)	2,000,000	1,870,563
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A2
6.39% due 11/18/2008	919,159	921,457
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3
6.64% due 01/17/2032	2,364,347	2,389,809
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4
5.9613% due 06/10/2046 (b)	2,000,000	1,956,106
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3
5.467% due 09/15/2039	2,500,000	2,376,421
Crown Castle Towers LLC, Series 2005-1A, Class B
4.878% due 06/15/2035 (g)	790,000	770,732
First Union - Chase Commercial Mortgage, Series 1999-C2, Class A2
6.645% due 06/15/2031	1,916,446	1,932,853
General Electric Capital Assurance Company, Series 2003-1, Class A5
5.7426% due 05/12/2035 (b)(g)	570,725	555,409
Government National Mortgage Association, Series 2006-38, Class XS
4.7779% IO due 09/16/2035 (b)	490,406	47,954
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553% due 04/10/2038 (b)	2,500,000	2,409,005
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.56% due 11/10/2039 (b)	2,250,000	2,153,998
JP Morgan Chase Commercial Mortgage Securities Corp, Series 2007-CB18, Class A4
5.44% due 06/12/2047	80,000	74,408

The accompanying notes are an integral part of the financial statements.

61

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4
6.0654% due 04/15/2045 (b)	$2,150,000	$2,111,911
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	1,500,000	1,437,151
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4
4.954% due 09/15/2030	1,500,000	1,422,428
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A3
5.642% due 12/15/2025	1,106,632	1,116,969
LB-UBS Commercial Mortgage Trust, Series 2002-C1,Class A4
6.462% due 03/15/2031	1,297,102	1,344,931
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4
6.0804% due 06/15/2038 (b)	1,700,000	1,674,056
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4
5.8415% due 05/12/2039 (b)	2,000,000	1,945,939
Morgan Stanley Capital I, Inc., Series 1999-WF1, Class A2
6.21% due 11/15/2031 (b)	273,592	273,483
Morgan Stanley Capital I, Series 2007-HQ11, Class A4
5.447% due 02/12/2044 (b)	2,095,000	1,945,711
Morgan Stanley Dean Witter Capital I, Series 2001, Class A4
6.39% due 06/15/2011	698,949	715,173
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4
6.39% due 10/15/2035	1,729,469	1,770,920
Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	259,421	266,654
Nomura Asset Securities Corp., Series 1998-D6, Class A1B
6.59% due 03/15/2030	168,021	168,804
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A2
4.493% due 02/11/2036	2,594,203	2,467,275
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,518,767)		$47,901,048
ASSET BACKED SECURITIES - 2.26%
AESOP Funding II LLC, Series 2003-4, Class A
2.86% due 08/20/2009 (g)	501,667	499,069
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4
3.65% due 07/15/2011	2,660,000	2,663,745
Chase Issuance Trust, Series 2008-A4, Class A4
4.65% due 03/15/2015	845,000	835,622
Dominos Pizza Master Issuer LLC, Series 2007-1, Class A2
5.261% due 04/25/2037 (g)	900,000	762,820
Ford Credit Auto Owner Trust, Series 2005-C, Class A4
4.36% due 06/15/2010	1,786,000	1,795,832

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES
(continued)
Harley-Davidson Motorcycle Trust, Series 2005-1, Class A2
3.76% due 12/17/2012	$1,649,713	$1,653,288
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A
6.53% due 06/01/2013	445,620	468,453
Peco Energy Transition Trust, Series 2001-A, Class A1
6.52% due 12/31/2010	217,000	227,351
WFS Financial Owner Trust, Series 2005-2, Class A4
4.39% due 11/19/2012	1,033,639	1,037,762
TOTAL ASSET BACKED SECURITIES (Cost $10,024,127)		$9,943,942
REPURCHASE AGREEMENTS - 8.28%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/30/2008 at
2.70% to be repurchased at
$36,502,738 on 07/01/2008,
collateralized by $47,499,245
Federal Home Loan Mortgage
Corp., 6.50% due 07/01/2027
(valued at$37,230,000, including interest)
	$36,500,000	$36,500,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,500,000)		$36,500,000
Total Investments (Investment Quality Bond Trust) (Cost $437,012,591) - 98.56%		$434,294,578
Other Assets in Excess of Liabilities - 1.44%		6,326,080
TOTAL NET ASSETS - 100.00%		$440,620,658

Money Market Trust
	Shares or Principal Amount	Value
COMMERCIAL PAPER - 19.36%
Financial - 19.34%
Abbey National North America LLC
zero coupon due 07/01/2008 to
07/14/2008	50,000,000	$49,981,312
Bank of Montreal
zero coupon due 07/07/2008	50,000,000	49,979,833
Bank of Nova Scotia
zero coupon due 07/16/2008	51,355,000	51,303,859
Bankamerica Corp.
zero coupon due 07/08/2008	75,000,000	74,964,271
Danske Corp.
zero coupon due 07/02/2008 to
07/11/2008	33,755,000	33,730,853
Depfa Bank PLC
zero coupon due 07/02/2008 to
07/14/2008	72,870,000	72,844,539
Emerson Electric Company
zero coupon due 07/08/2008	17,000,000	16,992,662

The accompanying notes are an integral part of the financial statements.

62

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
COMMERCIAL PAPER (continued)
Financial (continued)
General Electric Capital Corp.
zero coupon due 07/03/2008	30,000,000	$29,996,550
Nestle Capital Corp.
zero coupon due 07/08/2008 to
07/11/2008	47,610,000	47,583,985
Rabobank USA Financial Corp.
zero coupon due 07/02/2008	30,000,000	29,998,042
Royal Bank of Canada
zero coupon due 08/06/2008	48,500,000	48,385,540
Royal Bank of Scotland
zero coupon due 07/07/2008	14,325,000	14,319,676
Toronto Dominion Holdings USA, Inc.
zero coupon due 08/05/2008 to
08/22/2008	69,316,000	69,113,403
UBS Finance Delaware LLC
zero coupon due 07/03/2008	68,399,000	68,391,020
Wells Fargo & Company
zero coupon due 07/03/2008	30,000,000	29,996,417
		687,581,962
Short-term Securities - 0.02%
Rabobank USA Financial Corp.
zero coupon due 07/01/2008	519,000	519,000
TOTAL COMMERCIAL PAPER (Cost $688,100,962)		$688,100,962
U.S. GOVERNMENT AGENCY OBLIGATIONS - 64.15%
Government - 64.15%
Federal Home Loan Bank Discount Notes
zero coupon due 07/02/2008 to
08/20/2008	709,432,000	708,259,588
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 07/03/2008 to
08/19/2008	807,084,000	805,971,849
Federal National Mortgage Association Discount Notes
zero coupon due 07/01/2008 to
08/20/2008	766,815,000	766,062,771
		2,280,294,208
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,280,294,208)		$2,280,294,208
U.S. TREASURY OBLIGATIONS - 16.44%
Government - 16.44%
U.S. Treasury Bills zero coupon due 07/03/2008 to
09/04/2008	585,200,000	584,386,658
TOTAL U.S. TREASURY OBLIGATIONS (Cost $584,386,658)		$584,386,658
Total Investments (Money Market Trust) (Cost $3,552,781,828) - 99.95%		$3,552,781,828
Other Assets in Excess of Liabilities - 0.05%		1,853,396
TOTAL NET ASSETS - 100.00%		$3,554,635,224

Money Market Trust B
	Shares or Principal Amount	Value
COMMERCIAL PAPER - 20.38%
Financial - 20.38%
Abbey National North America LLC
zero coupon due 07/02/2008	15,000,000	$14,999,067
Bank of Montreal
zero coupon due 07/02/2008	15,000,000	14,998,992
Bank of Scotland PLC
zero coupon due 07/08/2008 to
07/10/2008	20,000,000	19,988,444
Danske Corp.
zero coupon due 07/11/2008	25,000,000	24,981,944
Lloyds TSB Bank PLC
zero coupon due 07/01/2008 to
07/02/2008	14,811,000	14,810,350
Rabobank USA Financial Corp.
zero coupon due 07/07/2008	25,000,000	24,990,208
Wells Fargo & Company
zero coupon due 07/18/2008	18,000,000	17,980,025
		132,749,030
TOTAL COMMERCIAL PAPER (Cost $132,749,030)		$132,749,030
U.S. GOVERNMENT AGENCY OBLIGATIONS - 61.45%
Government - 61.45%
Federal Home Loan Bank Discount Notes
zero coupon due 07/02/2008 to
08/06/2008	129,142,000	128,982,245
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 12/31/-4714 to
08/18/2008	156,492,000	156,248,068
Federal National Mortgage Association Discount Notes
zero coupon due 07/02/2008 to
09/02/2008	115,225,000	115,053,288
		400,283,601
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $400,283,601)		$400,283,601
U.S. TREASURY OBLIGATIONS - 17.94%
Government - 17.94%
U.S. Treasury Bills zero coupon due 07/03/2008 to
09/04/2008	117,030,000	116,865,326
TOTAL U.S. TREASURY OBLIGATIONS (Cost $116,865,326)		$116,865,326
Total Investments (Money Market Trust B) (Cost $649,897,957) - 99.77%		$649,897,957
Other Assets in Excess of Liabilities - 0.23%		1,472,766
TOTAL NET ASSETS - 100.00%		$651,370,723

Real Return Bond Trust
	Shares or Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 100.76%
Government - 100.76%
0.625% due 04/15/2013	$43,453,275	$43,293,715

The accompanying notes are an integral part of the financial statements.

63

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. TREASURY OBLIGATIONS (continued)
Government (continued)
0.875% TBA **		$10,038,512	$10,211,837
1.625% due 01/15/2015		34,868,064	36,009,435
1.75% due 01/15/2028		2,476,392	2,356,054
1.875% TBA **		71,569,652	74,941,227
1.875% due 07/15/2013		137,431,552	145,290,988
2.00% due 04/15/2012 to 01/15/2026		239,625,755	248,281,204
2.375% TBA **		82,338,804	86,352,821
2.375% due 04/15/2011 to 01/15/2027		59,382,089	63,332,109
2.50% due 07/15/2016		17,768,308	19,414,648
2.625% due 07/15/2017		47,977,080	52,992,172
3.00% due 07/15/2012		25,661,206	28,181,213
3.375% due 01/15/2012 to 04/15/2032		20,333,064	24,439,625
3.50% due 01/15/2011		111,874,467	121,785,874
3.625% due 04/15/2028		63,483,750	79,220,800
3.875% due 04/15/2029		51,808,242	67,322,375
4.25% due 01/15/2010		53,434,368	57,308,360
			1,160,734,457
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,135,782,939)			$1,160,734,457
U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.13%
Mortgage Securities - 25.13%
4.50% due 05/15/2017		243,359	242,753
4.557% due 01/01/2034		282,822	284,908
5.50% due 12/01/2036 to 01/01/2038		47,605,652	46,978,540
5.50% TBA **		56,500,000	55,661,325
5.529% due 08/01/2036 (b)		747,444	760,802
5.84% due 04/01/2036 (b)		1,291,249	1,311,147
6.00% due 08/01/2037		9,766,056	9,878,595
6.668% due 10/01/2036 (b)		4,165,442	4,293,467
6.707% due 09/01/2036 (b)		7,171,899	7,391,524
6.729% due 07/01/2036 (b)		6,331,670	6,529,908
4.526% due 07/01/2035		2,499,094	2,522,528
4.659% due 01/01/2035		382,226	386,098
4.994% due 03/01/2044 to 09/01/2044		3,242,512	3,236,577
4.994% due 10/01/2044 (b)		130,733	130,458
5.00% due 05/01/2036 to 06/01/2036		8,316,959	7,999,225
5.50% due 10/01/2036 to 01/01/2038		56,865,667	56,112,945
5.581% due 02/01/2036 (b)		2,014,940	2,036,820
6.00% due 04/01/2021 to 05/01/2038		44,033,681	44,613,052
6.50% due 02/01/2029 to 02/01/2038		35,630,287	36,715,551
6.00% due 10/15/2028 to 07/15/2037		2,332,563	2,374,821
			289,461,044
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $289,738,464)			$289,461,044
FOREIGN GOVERNMENT OBLIGATIONS - 5.12%
France - 2.30%
Government of France
2.50% due 07/25/2013	EUR	16,511,334	26,457,981
Japan - 2.35%
Government of Japan
0.80% due 12/10/2015	JPY	635,670,000	5,931,962
1.10% due 12/10/2016		1,074,280,000	10,152,470
1.20% due 06/10/2017		1,013,204,280	9,594,358

Real Return Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Japan (continued)
Government of Japan (continued)
1.20% due 12/10/2017	JPY	150,750,000	$1,424,803
			27,103,593
United Kingdom - 0.47%
Government of United Kingdom
2.50% due 05/20/2009 (b)	GBP	1,000,000	5,402,294
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $55,483,568)			$58,963,868
CORPORATE BONDS - 31.72%
Basic Materials - 0.68%
Falconbridge, Ltd.
5.375% due 06/01/2015		$3,900,000	3,661,055
7.35% due 06/05/2012		1,300,000	1,349,155
Weyerhaeuser Company
3.8019% due 09/24/2009 (b)		2,900,000	2,866,447
			7,876,657
Communications - 0.79%
AT&T, Inc.
5.60% due 05/15/2018		2,500,000	2,439,203
EchoStar DBS Corp.
7.00% due 10/01/2013		3,800,000	3,619,500
Omnicom Group, Inc.
5.90% due 04/15/2016		1,250,000	1,221,365
Qwest Capital Funding, Inc.
7.00% due 08/03/2009		1,000,000	997,500
Telecom Italia Capital SA
6.999% due 06/04/2018		800,000	806,814
			9,084,382
Consumer, Cyclical - 1.93%
Autozone, Inc.
5.875% due 10/15/2012		3,600,000	3,590,885
DaimlerChrysler N.A. Holding Corp., MTN
3.1381% due 03/13/2009 (b)		5,100,000	5,084,496
Federated Retail Holdings, Inc.
5.90% due 12/01/2016		1,000,000	863,266
Home Depot, Inc.
5.40% due 03/01/2016		1,250,000	1,147,816
Macys Retail Holdings, Inc.
7.45% due 07/15/2017		1,000,000	944,853
Marriott International, Inc.
6.375% due 06/15/2017		5,000,000	4,753,120
Nordstrom, Inc.
6.25% due 01/15/2018		1,000,000	973,414
Starwood Hotels & Resorts Worldwide, Inc.
6.75% due 05/15/2018		1,000,000	943,065
Target Corp.
6.00% due 01/15/2018		1,000,000	1,003,571
Yum! Brands, Inc.
6.25% due 03/15/2018		3,000,000	2,925,285
			22,229,771
Consumer, Non-cyclical - 3.03%
Amgen, Inc.
6.15% due 06/01/2018		800,000	804,043

The accompanying notes are an integral part of the financial statements.

64

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Baxter International, Inc.
5.375% due 06/01/2018		$1,100,000	$1,087,032
Cardinal Health, Inc.
6.00% due 06/15/2017		1,500,000	1,486,659
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/2018		11,200,000	11,157,239
Kraft Foods, Inc.
6.00% due 02/11/2013		1,100,000	1,111,354
6.125% due 02/01/2018		1,000,000	972,081
Philip Morris International, Inc.
5.65% due 05/16/2018		15,000,000	14,579,430
Pylon, Ltd., Class B
8.86% due 12/29/2008 (b)(g)	EUR	1,000,000	1,573,979
UnitedHealth Group, Inc.
4.875% due 02/15/2013		$200,000	193,528
UST, Inc.
6.625% due 07/15/2012		1,900,000	1,987,497
			34,952,842
Energy - 1.31%
Duke Capital LLC
5.668% due 08/15/2014		1,300,000	1,270,057
Gaz Capital SA
7.343% due 04/11/2013 (g)		400,000	409,000
8.146% due 04/11/2018 (g)		500,000	516,875
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)		12,200,000	12,386,160
Suncor Energy, Inc.
6.10% due 06/01/2018		500,000	501,514
			15,083,606
Financial - 23.29%
Abbey National Treasury Services PLC, Series YCD
2.4094% due 07/02/2008 (b)		4,100,000	4,100,000
Ace INA Holdings, Inc.
5.80% due 03/15/2018		1,200,000	1,153,180
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013		3,100,000	3,087,845
American Express Bank FSB
5.50% due 04/16/2013		1,100,000	1,075,557
American Express Bank FSB, BKNT
6.00% due 09/13/2017		2,700,000	2,605,125
American Express Centurion Bank, BKNT
6.00% due 09/13/2017		2,600,000	2,508,639
American Express Company
7.00% due 03/19/2018		1,890,000	1,913,204
8.15% due 03/19/2038		540,000	600,182
American International Group, Inc.
8.175% due 05/15/2058 (b)(g)		1,800,000	1,693,996
American International Group, Inc., MTN
5.85% due 01/16/2018		4,100,000	3,841,097
Bank of America Corp.
2.9044% due 11/06/2009 (b)		700,000	693,501
Bank of America Corp., Series J, MTN
2.8688% due 02/17/2009 (b)		2,100,000	2,094,330
Bank of America NA, BKNT
2.8125% due 12/18/2008 (b)		700,000	698,405
Bank of Ireland, MTN
2.8187% due 12/19/2008 (b)		6,400,000	6,397,498
2.8625% due 12/18/2009 (b)		900,000	890,722

Real Return Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Barclays Bank PLC
5.45% due 09/12/2012		$7,300,000	$7,384,811
6.05% due 12/04/2017 (g)		7,500,000	7,351,462
7.434% due 09/29/2049 (b)(g)		700,000	656,584
Bear Stearns Companies, Inc.
6.40% due 10/02/2017		4,200,000	4,150,402
6.95% due 08/10/2012		3,000,000	3,119,316
7.25% due 02/01/2018		1,800,000	1,878,417
Berkshire Hathaway Finance Corp.
5.40% due 05/15/2018 (g)		15,500,000	15,491,566
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(g)		400,000	367,308
Calyon New York
4.035% due 01/16/2009		4,100,000	4,088,590
Charter One Bank NA, BKNT
2.9569% due 04/24/2009 (b)		5,900,000	5,882,955
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		1,300,000	1,227,628
Citigroup Funding, Inc., MTN
2.4813% due 04/23/2009 (b)		5,300,000	5,230,024
Citigroup, Inc.
2.8306% due 12/28/2009 (b)		4,900,000	4,779,533
2.8481% due 12/26/2008 (b)		1,000,000	996,006
2.9393% due 01/30/2009 (b)		700,000	693,555
5.50% due 04/11/2013		1,600,000	1,561,563
Commonwealth Bank of Australia
2.4881% due 06/08/2009 (b)(g)		300,000	299,971
Credit Agricole SA
2.6456% due 05/28/2009 (b)(g)		5,500,000	5,475,349
DnB NORBank ASA
2.78% due 10/13/2009 (b)(g)		900,000	900,316
Everest Reinsurance Holdings, Inc.
5.40% due 10/15/2014		1,000,000	960,438
Ford Motor Credit Company LLC
7.25% due 10/25/2011		2,150,000	1,666,166
7.80% due 06/01/2012		150,000	116,011
Fortis Bank
4.78% due 09/30/2008 (b)		10,500,000	10,484,880
Foundation Re II, Ltd.
9.445% due 11/26/2010 (b)(g)		700,000	701,955
General Electric Capital Corp.
5.50% due 09/15/2067 (b)(g)	EUR	5,400,000	7,497,095
6.375% due 11/15/2067 (b)		$1,500,000	1,418,714
General Electric Capital Corp., MTN
2.8263% due 12/12/2008 (b)		600,000	599,076
2.9069% due 10/24/2008 (b)		700,000	699,216
2.9368% due 10/26/2009 (b)		800,000	797,184
Genworth Financial, Inc., MTN
6.515% due 05/22/2018		1,800,000	1,684,942
Goldman Sachs Group, Inc.
3.1006% due 06/28/2010 (b)		3,500,000	3,402,826
6.75% due 10/01/2037		6,400,000	5,854,374
Goldman Sachs Group, Inc., MTN
2.8413% due 12/23/2008 (b)		4,800,000	4,783,310
Goldman Sachs Group, Inc., Series B, MTN
2.8913% due 12/22/2008 (b)		4,800,000	4,686,211
Green Valley, Ltd.
8.342% due 01/10/2012 (b)(g)	EUR	500,000	789,587

The accompanying notes are an integral part of the financial statements.

65

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Hartford Financial Services Group, Inc., MTN
6.00% due 01/15/2019		$15,500,000	$14,900,398
HCP, Inc., Series MTN
6.70% due 01/30/2018		1,000,000	899,073
HSBC Finance Corp.
2.8775% due 10/21/2009 (b)		1,600,000	1,562,392
International Lease Finance Corp., MTN
6.625% due 11/15/2013		800,000	718,793
JP Morgan Chase & Company, Series 1
2.5318% due 06/26/2009 (b)		500,000	498,506
Lehman Brothers Holdings, Inc.
7.00% due 09/27/2027		500,000	462,303
Lehman Brothers Holdings, Inc., MTN
2.5325% due 11/24/2008 (b)		300,000	298,405
2.8513% due 12/23/2008 (b)		4,800,000	4,708,109
6.20% due 09/26/2014		200,000	190,894
6.875% due 05/02/2018		1,500,000	1,452,158
Liberty Mutual Group, Inc.
5.75% due 03/15/2014 (g)		900,000	868,783
Longpoint Re, Ltd.
8.0638% due 05/08/2010 (b)(g)		1,000,000	1,000,100
Marsh & McLennan Companies, Inc.
5.75% due 09/15/2015		2,000,000	1,982,914
Merna Reinsurance, Ltd., Series A
3.4506% due 07/07/2010 (b)		4,200,000	3,929,940
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017		2,700,000	2,501,906
Merrill Lynch & Company, Inc., MTN
2.96% due 10/23/2008 (b)		2,000,000	1,988,186
6.875% due 04/25/2018		600,000	571,036
Merrill Lynch & Company, Inc., Series 1
2.8312% due 12/22/2008 (b)		4,800,000	4,768,128
Metropolitan Life Global Funding I
3.085% due 04/13/2009 (b)(g)		4,600,000	4,595,837
Morgan Stanley, EMTN
3.1475% due 01/22/2009 (b)		200,000	198,004
Morgan Stanley, MTN
2.5213% due 11/21/2008 (b)		900,000	895,968
Mystic Re, Ltd.
11.6819% due 12/05/2008 (b)(g)		600,000	585,060
12.6819% due 06/07/2011 (b)(g)		1,700,000	1,730,715
National Australia Bank, Ltd.
3.2075% due 02/08/2010 (b)(g)		9,300,000	9,297,973
5.35% due 06/12/2013 (g)		2,100,000	2,098,208
Nordea Bank Finland PLC, Series YCD
2.4219% due 12/01/2008 (b)		5,600,000	5,597,071
3.0456% due 04/09/2009		5,200,000	5,196,708
Nuveen Investments, Inc.
10.50% due 11/15/2015 (g)		800,000	738,000
Pacific Life Global Funding
5.15% due 04/15/2013 (g)		700,000	692,204
Pearson Dollar Finance PLC
5.70% due 06/01/2014 (g)		2,500,000	2,440,205
Phoenix Quake Wind, Ltd.
5.1337% due 07/03/2008 (b)(g)		1,500,000	1,500,000
ProLogis
6.625% due 05/15/2018		1,300,000	1,280,575
Pylon, Ltd., Series A
6.46% due 12/18/2008 (b)	EUR	600,000	941,175

Real Return Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Rabobank Nederland
2.7331% due 01/15/2009 (b)(g)		$500,000	$499,642
Residential Reinsurance 2007, Ltd., Series CL1
9.9319% due 06/07/2010 (b)(g)		2,700,000	2,702,896
Rockies Express Pipeline LLC
5.10% due 08/20/2009 (b)(g)		5,900,000	5,903,971
Royal Bank of Scotland Group PLC
2.8675% due 07/21/2008 (b)(g)		300,000	299,902
7.0916% due 10/29/2049	EUR	500,000	677,959
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(g)		$3,100,000	2,994,792
Santander US Debt SA Unipersonal
2.7331% due 11/20/2009 (b)(g)		4,700,000	4,654,241
2.8613% due 09/19/2008 (b)(g)		400,000	399,553
Simon Property Group LP
5.75% due 12/01/2015		600,000	582,311
6.125% due 05/30/2018		2,500,000	2,431,990
Skandinaviska Enskilda Banken AB, Series YCD
2.675% due 02/13/2009 (b)		900,000	899,339
Travelers Companies, Inc.
5.80% due 05/15/2018		1,200,000	1,167,547
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018		4,100,000	3,912,286
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017		1,200,000	1,167,300
Unicredit Luxembourg Finance SA
2.97% due 10/24/2008 (b)(g)		1,300,000	1,299,098
Vita Capita II, Ltd.
3.5975% due 01/01/2010 (b)(g)		300,000	293,520
Vita Capital III, Ltd., Series B-II
3.8175% due 01/01/2012 (b)(g)		600,000	576,441
Wachovia Bank NA, BKNT
2.6381% due 02/23/2009 (b)		2,400,000	2,390,414
2.7519% due 12/02/2010 (b)		1,700,000	1,615,942
Wells Fargo & Company
4.375% due 01/31/2013		1,400,000	1,355,630
World Savings Bank FSB, BKNT
2.7975% due 05/08/2009 (b)		300,000	298,162
			268,243,285
Government - 0.10%
Export-Import Bank of Korea, Series 97
2.92% due 10/04/2011 (b)(g)		1,200,000	1,203,337
Industrial - 0.26%
Black & Decker Corp.
4.75% due 11/01/2014		1,000,000	915,114
Masco Corp.
6.125% due 10/03/2016		1,200,000	1,087,362
Rexam PLC
6.75% due 06/01/2013 (g)		1,000,000	998,436
			3,000,912
Technology - 0.17%
Oracle Corp.
5.75% due 04/15/2018		1,900,000	1,898,376
Utilities - 0.16%
American Electric Power Company, Inc.
5.25% due 06/01/2015		600,000	577,829

The accompanying notes are an integral part of the financial statements.

66

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Nisource Finance Corp.
3.2081% due 11/23/2009 (b)	$400,000	$388,853
Public Service Electric & Gas Company, MTN
5.30% due 05/01/2018	900,000	887,877
		1,854,559
TOTAL CORPORATE BONDS (Cost $370,486,902)		$365,427,727
MUNICIPAL BONDS - 0.98%
California - 0.28%
California County California Tobacco Securitization
Agency, Tobacco Settlement Asset-Backed Bonds (Fresno County Tobacco Funding Corp.)
5.625% due 06/01/2023	70,000	67,700
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue, Series A-1
5.75% due 06/01/2047	100,000	84,750
Los Angeles Department of Water & Power
5.00% due 07/01/2037	3,100,000	3,100,000
		3,252,450
New York - 0.09%
New York City Municipal Water Finance Authority, Water & Sewer Revenue, Series A
5.00% due 06/15/2038	800,000	808,616
New York City Municipal Water Finance Authority, Water & Sewer Revenue, Series D
4.75% due 06/15/2038	200,000	194,390
		1,003,006
Ohio - 0.08%
Buckeye Tobacco Settlement Financing Authority
6.00% due 06/01/2042	1,000,000	862,920
Rhode Island - 0.05%
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds, Series A
6.00% due 06/01/2023	585,000	568,368
Texas - 0.39%
Texas State
Transportation Community-Mobility Fund
4.75% due 04/01/2037	4,600,000	4,473,132
West Virginia - 0.09%
Tobacco Settlement Finance Authority of West
Virginia, Tobacco Settlement Funded
7.467% due 06/01/2047	1,180,000	1,079,960
TOTAL MUNICIPAL BONDS (Cost $11,752,952)		$11,239,836
COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.09%
Small Business Administration Participation Certificates, Series 2007-20K, Class 1
5.51% due 11/01/2027 (b)	5,002,723	5,036,532
Small Business Administration, Series 2008-P10A, Class 1
5.902% due 02/10/2018	1,000,000	1,007,604
American Home Mortgage Investment Trust, Series 2005-2, Class 5A2
2.6325% due 09/25/2035 (b)	12,501	12,460

Real Return Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4
5.414% due 09/10/2047	$600,000	$569,860
Banc of America Funding Corp., Series 2006-A, Class 1A1
4.6248% due 02/20/2036 (b)	1,859,665	1,761,781
Banc of America Funding Corp., Series 2006-J, Class 4A1
6.1408% due 01/20/2047 (b)	1,427,745	1,158,815
Banc of America Large Loan, Inc., Series 2007-BMB1, Class A1
2.9813% due 08/15/2029 (b)(g)	6,267,788	5,881,752
Bank of America Mortgage Securities, Inc., Series 2004-1, Class 5A1
6.50% due 02/25/2033	146,099	143,085
BCAP LLC Trust, Series 2006-AA2, Class A1
2.6525% due 01/25/2037 (b)	1,172,251	747,953
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2
4.4774% due 05/25/2033 (b)	301,712	285,646
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 21A1
4.8626% due 01/25/2035 (b)	8,139,471	7,873,340
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1
4.125% due 03/25/2035 (b)	2,510,057	2,394,396
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2
4.125% due 03/25/2035 (b)	1,213,483	1,160,178
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1
4.55% due 08/25/2035 (b)	740,386	718,709
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2
4.55% due 08/25/2035 (b)	1,222,056	1,159,413
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1
5.8688% due 01/25/2036 (b)	4,674,541	3,811,821
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.525% due 09/25/2036 (b)	5,875,642	4,839,085
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
2.6425% due 01/25/2037 (b)	2,727,109	1,958,402
Bear Stearns Asset Backed Securities, Inc., Series 2006-IM1, Class A4
2.5725% due 04/25/2036 (b)	4,059	4,050
Bear Stearns Commercial Mortgage Securities, Series 1998-C1, Class A2
6.44% due 06/16/2030	31,464	31,461
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1
5.6744% due 01/26/2036 (b)	4,982,882	4,140,381
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1
5.7774% due 12/25/2046 (b)	5,083,126	4,178,540
Bear Stearns Structured Products, Inc., Series 2007-R7, Class A1
2.6819% due 01/25/2037 (b)(g)	5,051,874	5,007,670
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class 1A1
4.90% due 12/25/2035 (b)	112,142	106,578

The accompanying notes are an integral part of the financial statements.

67

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A
4.70% due 12/25/2035	$2,424,856	$2,350,874
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1
4.7475% due 08/25/2035 (b)	929,081	884,760
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2
4.2475% due 08/25/2035 (b)	953,027	899,280
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3
4.0975% due 08/25/2035 (b)	158,029	149,403
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1A
5.0288% due 09/20/2046 (b)	194,745	190,695
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1
2.6619% due 02/20/2047 (b)	928,240	651,361
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A
2.6625% due 05/25/2047 (b)	328,980	229,938
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-HYB3, Class 7A1
3.7813% due 11/19/2033 (b)	143,020	135,810
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 2A1
4.842% due 04/20/2035 (b)	1,389,949	1,345,394
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R2, Class 1AF1
2.8225% due 06/25/2035 (b)(g)	427,436	376,399
Countrywide Home Loans, Series 2005-3, Class 1A2
2.7725% due 04/25/2035 (b)	1,214,018	909,179
Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4
5.9125% due 06/15/2039 (b)	910,000	865,168
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A1
4.938% due 12/15/2040	450,620	451,175
Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2006-AB4, Class A1B1
2.4925% due 10/25/2036 (b)	437,055	429,284
Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2006-AR6, Class A1
2.5625% due 01/25/2037 (b)	1,010,661	950,720
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2504, Class J
5.50% due 05/15/2016	4,729,795	4,769,927
Federal Home Loan Mortgage Corp., REMICS, Series 2007-3336, Class GA
5.00% due 05/15/2027	4,909,255	4,984,274
Federal Home Loan Mortgage Corp., REMICS, Series 2007-3346, Class FA
2.7013% due 02/15/2019 (b)	18,871,180	18,404,996
Federal Home Loan Mortgage Corp., Series 2003-2608, Class FJ
2.8713% due 03/15/2017 (b)	756,279	735,227
Federal Home Loan Mortgage Corp., Series 2006-3253, Class A
5.00% due 08/15/2020	3,659,158	3,694,531

Real Return Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series 2007-3266, Class C
5.00% due 02/15/2020	$3,705,449	$3,731,426
Federal Home Loan Mortgage Corp., Series 2007-3335, Class AF
2.6213% due 10/15/2020 (b)	9,087,097	8,953,453
Federal Home Loan Mortgage Corp., Series 2007-3335, Class BF
2.6213% due 07/15/2019 (b)	8,995,178	8,867,335
Federal Home Loan Mortgage Corp., Series 2638, Class FA
2.8712% due 11/15/2016 (b)	665,322	663,097
Federal Home Loan Mortgage Corp., Series 2672, Class TN
4.00% due 03/15/2023	89,340	89,385
Federal Home Loan Mortgage Corp., Series 2752, Class FM
2.8212% due 12/15/2030 (b)	238,731	236,322
Federal Home Loan Mortgage Corp., Series 2905, Class UY
4.00% due 10/15/2023	268,050	268,206
Federal Home Loan Mortgage Corp., Series T-63, Class 1A1
4.994% due 02/25/2045 (b)	1,628,828	1,512,289
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-62, Class 1A1
4.9939% due 10/25/2044 (b)	51,546	50,117
Federal National Mortgage Association Whole Loan, Series 2003-W8, Class 3F2
2.8325% due 05/25/2042 (b)	169,904	165,366
Federal National Mortgage Association Whole Loan, Series 2004-W9, Class 1A2
5.95% due 02/25/2044	500,956	508,458
Federal National Mortgage Association, REMICS, Series 2007-73, Class A1
2.5425% due 07/25/2037 (b)	5,075,228	5,013,047
Federal National Mortgage Association, Series 2004-63, Class FA
2.6325% due 08/25/2034 (b)	202,981	197,714
Federal National Mortgage Association, Series 2006-118, Class A2
2.5425% due 12/25/2036 (b)	347,804	335,390
Federal National Mortgage Association, Series 2006-5, Class 3A2
4.6714% due 02/25/2036 (b)	1,836,921	1,811,680
First Horizon Alternative Mortgage Securities, Series 2004-AA1, Class A1
4.7328% due 06/25/2034 (b)	567,074	495,236
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1
5.368% due 08/25/2035 (b)	1,036,689	990,800
Fremont Home Loan Trust, Series 2005-E, Class 2A2
2.6525% due 01/25/2036 (b)	8,198	8,188
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2
2.7025% due 06/25/2045 (b)	637,205	523,399
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A
2.5625% due 10/25/2046 (b)	396,936	348,692

The accompanying notes are an integral part of the financial statements.

68

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A
2.5625% due 01/25/2047 (b)	$655,190	$621,516
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A
2.7025% due 05/19/2035 (b)	159,148	120,545
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A
2.7225% due 03/19/2037 (b)	635,501	447,046
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11
2.5725% due 01/19/2038 (b)	200,476	182,229
HSI Asset Securitization Corp. Trust, Series 2007-WF1, Class 2A1
2.5425% due 05/25/2037 (b)	1,653,999	1,511,859
Impac Secured Assets Corp., Series 2006-4, Class A2A
2.5625% due 01/25/2037 (b)	171,732	160,399
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A
5.0441% due 12/25/2034 (b)	593,354	514,964
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A
2.5725% due 11/25/2046 (b)	530,398	494,220
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.0254% due 02/25/2035 (b)	3,683,337	3,474,681
JP Morgan Mortgage Trust, Series 2007-A1, Class 3A3
5.0045% due 07/25/2035 (b)	1,667,631	1,596,403
Lehman XS Trust, Series 2006-16N, Class A1A
2.5625% due 11/25/2046 (b)	575,522	546,799
Lehman XS Trust, Series 2006-4N, Class A1A
2.5625% due 04/25/2046 (b)	201,742	199,802
Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
3.7875% due 11/21/2034 (b)	500,000	479,190
Mellon Residential Funding Corp., Series 2000-TBC3, Class A1
2.9113% due 12/15/2030 (b)	516,926	479,775
Mellon Residential Funding Corp., Series 2001-TBC1, Class A1
2.8212% due 11/15/2031 (b)	671,119	604,645
Merrill Lynch Floating Trust, Series 2006-1, Class A1
2.5412% due 06/15/2022 (b)(g)	168,253	158,193
Merrill Lynch Mortgage Investors, Inc., Series 2005-2, Class 1A
4.43% due 10/25/2035 (b)	5,109,625	4,836,392
Merrill Lynch Mortgage Investors, Inc., Series 2005-2, Class 2A
4.25% due 10/25/2035 (b)	2,734,147	2,614,095
Merrill Lynch Mortgage Investors, Inc., Series 2005-2, Class 3A
3.4825% due 10/25/2035 (b)	648,818	588,331
Merrill Lynch Mortgage Investors, Inc., Series 2005-3, Class 4A
2.7325% due 11/25/2035 (b)	545,350	492,299
Merrill Lynch Mortgage Investors, Inc., Series 2005-3, Class 5A
2.7325% due 11/25/2035 (b)	566,559	489,920

Real Return Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
2.6925% due 02/25/2036 (b)	$2,559,772	$2,054,439
Residential Accredit Loans, Inc., Series 2005-QO1, Class A1
2.7825% due 08/25/2035 (b)	270,062	209,075
Securitized Asset Sales, Inc., Series 1993-6, Class A5
6.7534% due 11/26/2023 (b)	7,924	7,681
Sequoia Mortgage Trust, Series 5, Class A 2.8325% due 10/19/2026 (b)	223,611	211,343
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A2
4.58% due 02/25/2034 (b)	387,709	363,251
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-19, Class 2A1
4.928% due 01/25/2035 (b)	189,424	179,152
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1
5.5373% due 08/25/2035 (b)	507,538	453,099
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1
2.8125% due 10/19/2034 (b)	209,950	173,695
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1
2.7325% due 07/19/2035 (b)	413,655	316,085
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2
2.7325% due 07/19/2035 (b)	861,774	776,769
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A3
2.7325% due 07/19/2035 (b)	1,711,289	1,418,163
Structured Asset Mortgage Investments, Inc., Series 2006-AR4, Class 2A1
2.6725% due 06/25/2036 (b)	162,364	114,627
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A8
2.5525% due 08/25/2036 (b)	280,088	273,457
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 1A1
2.5825% due 09/25/2036 (b)	1,022,550	974,867
Structured Asset Securities Corp., Series 2006-NC1, Class A6
2.5325% due 05/25/2036 (b)	34,227	33,329
TBW Mortgage Backed Pass Through Certificates, Series 2006-4, Class A1B
2.5825% due 09/25/2036 (b)	37,386	35,461
TBW Mortgage Backed Pass Through Certificates, Series 2006-6, Class A1
2.5025% due 01/25/2037 (b)	534,004	511,956
Thornburg Mortgage Securities Trust, Series 2006-2, Class A2A
2.5925% due 04/30/2036 (b)	79,765	78,576
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1
2.6025% due 08/25/2036 (b)	1,360,742	1,311,948
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1
2.5925% due 12/26/2036 (b)	3,111,460	2,976,657

The accompanying notes are an integral part of the financial statements.

69

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Thornburg Mortgage Securities Trust, Series 2007-2, Class A2A
2.6125% due 06/25/2037 (b)	$3,349,067	$3,128,105
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A
4.728% due 11/25/2042 (b)	56,117	51,837
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1
2.7425% due 11/25/2045 (b)	266,096	203,725
WaMu Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A
4.338% due 12/25/2046 (b)	218,288	183,284
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
4.528% due 02/25/2046 (b)	1,545,114	1,137,837
Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR9, Class 1A
4.528% due 08/25/2046 (b)	2,625,914	2,010,347
Washington Mutual, Inc., Series 2005-AR11, Class A1B1
2.7725% due 08/25/2045 (b)	8,811	8,738
Washington Mutual, Inc., Series 2006-AR15, Class 2A
5.028% due 11/25/2046 (b)	234,697	192,019
Washington Mutual, Inc., Series 2006-AR7, Class 3A
4.78% due 07/25/2046 (b)	1,076,380	861,613
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A5
4.7307% due 07/25/2034 (b)	436,480	431,327
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A1
3.5414% due 09/25/2034 (b)	345,670	328,743
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $184,631,825)		$173,792,015
ASSET BACKED SECURITIES - 8.07%
ACE Securities Corp., Series 2006-CW1, Class A2A
2.5325% due 07/25/2036 (b)	142,150	141,106
ACE Securities Corp., Series 2006-NC3, Class A2A
2.5325% due 12/25/2036 (b)	219,725	210,631
American Express Credit Account Master Trust, Series 2008-3, Class A
3.4213% due 08/15/2012 (b)	7,900,000	7,932,098
Argent Securities, Inc., Series 2006-M3, Class A2A
2.5325% due 10/25/2036 (b)	422,505	410,613
Asset Backed Funding Certificates, Series 2004-OPT5, Class A1
2.8325% due 06/25/2034 (b)	655,821	575,045
Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A
2.5425% due 11/25/2036 (b)	97,760	95,676
Asset Backed Securities Corp. Home Equity, Series 2006-HE7, Class A2
2.5325% due 11/25/2036 (b)	50,503	50,102
BA Credit Card Trust, Series 2008-A5, Class A5
3.6713% due 12/16/2013 (b)	9,500,000	9,641,022
Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1
3.4825% due 08/25/2037 (b)	5,451,833	4,496,697

Real Return Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES
(continued)
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1
3.1425% due 10/25/2032 (b)	$36,436	$32,019
Bear Stearns Asset Backed Securities, Inc., Series 2005-4, Class A
2.8125% due 01/25/2036 (b)	48,478	46,684
Bear Stearns Asset Backed Securities, Inc., Series 2006-AQ1, Class 2A1
2.5625% due 10/25/2036 (b)	652,979	628,516
Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 21A1
2.5525% due 12/25/2036 (b)	1,221,822	1,123,279
Bear Stearns Asset Backed Securities, Inc., Series 2006-HE9, Class 1A1
2.5325% due 09/25/2036 (b)	48,290	45,983
Bravo Mortgage Asset Trust, Series 2006-1A, Class A1
2.6125% due 07/25/2036 (b)(g)	313,541	307,809
Chase Credit Card Master Trust, Series 2003-6, Class A
2.5812% due 02/15/2011 (b)	900,000	899,493
Citigroup Commercial Mortgage Trust, Series 2006-FL2, Class A1
2.5412% due 10/01/2036 (b)(g)	21,222	19,902
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A1
2.5325% due 11/25/2036 (b)	68,719	67,846
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2, Class A3A
2.5625% due 01/25/2037 (b)	2,245,838	2,088,399
Commercial Mortgage Pass Through Certificates, Series 1999-1, Class A2
6.455% due 05/15/2032	85,062	84,940
Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV1
2.5425% due 09/25/2046 (b)	129,067	128,219
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV1
2.5325% due 01/25/2037 (b)	128,242	127,739
Countrywide Asset-Backed Certificates, Series 2006-15, Class A1
2.5925% due 10/25/2036 (b)	383,321	376,220
Countrywide Asset-Backed Certificates, Series 2006-18, Class 2A1
2.5325% due 03/25/2037 (b)	285,450	278,647
Countrywide Asset-Backed Certificates, Series 2006-21, Class 2A1
2.5325% due 05/25/2037 (b)	156,528	151,640
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1
2.5325% due 12/25/2036 (b)	230,511	224,829
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A1
2.5325% due 11/25/2037 (b)	2,484,535	2,397,699
Countrywide Asset-Backed Certificates, Series 2006-8, Class 2A1
2.5125% due 01/25/2046 (b)	264,643	262,591
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1
2.6025% due 07/25/2037 (b)(g)	1,102,678	1,023,657

The accompanying notes are an integral part of the financial statements.

70

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES
(continued)
Equity One ABS, Inc., Series 2004-1, Class AV2
2.7825% due 04/25/2034 (b)	$88,483	$74,173
Federal Home Loan Mortgage Corp. Structured Pass Through Securities, Series T-32, Class A1
2.7425% due 08/25/2031 (b)	104,994	102,005
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3
2.5325% due 11/25/2036 (b)	1,161,389	1,115,565
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF16, Class 2A1
2.5325% due 12/25/2036 (b)	117,384	114,327
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18, Class A2A
2.5525% due 12/25/2037 (b)	2,314,535	2,281,132
First NLC Trust, Series 2007-1, Class A1
2.5525% due 08/25/2037 (b)(g)	4,281,109	4,016,884
First USA Credit Card Master Trust, Series 1998-6, Class A
2.6413% due 04/18/2011 (b)	1,300,000	1,299,949
Fremont Home Loan Trust, Series 2006-C, Class 2A1
2.5325% due 10/25/2036 (b)	89,174	83,793
Fremont Home Loan Trust, Series 2006-E, Class 2A1
2.5425% due 01/25/2037	306,360	289,504
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1
4.229% due 12/10/2037 (b)	2,822,135	2,796,833
GSAMP Trust, Series 2004-SEA2, Class A2A
2.7725% due 03/25/2034 (b)	95,634	94,291
GSAMP Trust, Series 2006-HE7, Class A2A
2.5225% due 10/25/2036 (b)	128,102	125,138
GSAMP Trust, Series 2006-S6, Class A1A
2.5525% due 10/25/2036 (b)	22,495	18,586
GSR Mortgage Loan Trust, Series 2005-HEL1, Class A2A
2.5825% due 11/25/2030 (b)	22,707	22,535
HSI Asset Securitization Corp. Trust, Series 2006-HE1, Class 2A1
2.5325% due 10/25/2036 (b)	114,648	110,925
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1
2.5325% due 12/25/2036 (b)	2,744,840	2,630,298
HSI Asset Securitization Corp. Trust, Series 2007-OPT1, Class 2A1
2.5325% due 12/25/2036 (b)	1,196,567	1,129,798
Indymac Residential Asset Backed Trust, Series 2006-D, Class 2A1
2.5325% due 11/25/2036 (b)	115,008	112,819
JP Morgan Mortgage Acquisition Corp., Series 2006-CH1, Class A2
2.5325% due 11/25/2028 (b)	165,567	160,920
JP Morgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2
2.5325% due 10/25/2036 (b)	1,441,741	1,410,739
JP Morgan Mortgage Acquisition Corp., Series 2006-CW2, Class AV2
2.5225% due 08/25/2036 (b)	69,168	68,261

Real Return Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES
(continued)
JP Morgan Mortgage Acquisition Corp., Series 2006-HE3, Class A2
2.5525% due 11/25/2036 (b)	$113,624	$109,969
JP Morgan Mortgage Acquisition Corp., Series 2006-WMC3, Class A2
2.5325% due 08/25/2036 (b)	350,590	345,016
Lehman XS Trust, Series 2006-10N, Class 1A1A
2.5625% due 07/25/2046 (b)	192,596	187,999
Lehman XS Trust, Series 2006-9, Class A1A
2.5525% due 05/25/2046 (b)	156,110	149,726
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class 3A1
2.6625% due 07/25/2035 (b)	61,661	60,192
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A1
2.5225% due 11/25/2036 (b)	86,192	83,650
MBNA Credit Card Master Note Trust, Series 2004-A7, Class A7
2.5712% due 12/15/2011 (b)	100,000	99,686
Merrill Lynch Mortgage Investors, Inc., Series 2006-AHL1, Class A2A
2.5325% due 05/25/2037 (b)	231,425	229,145
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A
2.5525% due 08/25/2036 (b)	920,487	890,503
Merrill Lynch Mortgage Investors, Inc., Series 2006-MLN1, Class A2A
2.5525% due 07/25/2037 (b)	307,004	298,320
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM3, Class A2A
2.5125% due 06/25/2037 (b)	114,319	113,120
Morgan Stanley ABS Capital I, Series 2006-HE7, Class A2A
2.5325% due 09/25/2036 (b)	247,459	244,349
Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A
2.5325% due 10/25/2036 (b)	172,351	166,332
Morgan Stanley ABS Capital I, Series 2006-NC4, Class A2A
2.5125% due 06/25/2036 (b)	5,945	5,931
Morgan Stanley ABS Capital I, Series 2006-NC5, Class A2A
2.5225% due 10/25/2036 (b)	309,283	304,505
Morgan Stanley ABS Capital I, Series 2006-WMC2, Class A2A
2.5225% due 07/25/2036 (b)	761,954	756,066
Morgan Stanley Capital I, Series 2006-NC2, Class A2B
2.6025% due 02/25/2036 (b)	2,510,210	2,481,036
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1
2.5325% due 11/25/2036 (b)	82,227	81,074
Nationstar Home Equity Loan Trust, Series 2007-B, Class 2AV1
2.625% due 04/25/2037 (b)	1,473,408	1,443,250
Nelnet Student Loan Trust, Series 2004-3, Class A3
3.01% due 07/25/2016 (b)	45,892	45,880
Nomura Asset Acceptance Corp., Series 2006-S1, Class A1
2.6225% due 01/25/2036 (b)(g)	66,343	62,185

The accompanying notes are an integral part of the financial statements.

71

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES
(continued)
Option One Mortgage Loan Trust, Series 2006-2, Class 2A1
2.5325% due 07/25/2036 (b)	$11,940	$11,897
Option One Mortgage Loan Trust, Series 2006-3, Class 2A1
2.5225% due 02/25/2037 (b)	34,826	34,602
Park Place Securities, Inc., Series 2005-WCW1, Class A1B
2.7425% due 09/25/2035 (b)	30,826	29,211
Residential Asset Mortgage Products, Inc., Series 2006-RS6, Class A1
2.5525% due 11/25/2036 (b)	68,454	67,370
Residential Asset Mortgage Products, Inc., Series 2006-RZ5, Class A1A
2.5825% due 04/25/2030 (b)	1,698,579	1,640,567
Residential Asset Securities Corp., Series 2006-EMX4, Class A1
2.5225% due 06/25/2036 (b)	70,058	69,838
Residential Asset Securities Corp., Series 2006-EMX9, Class 1A1
2.5525% due 11/25/2036 (b)	124,675	122,394
Residential Asset Securities Corp., Series 2006-KS9, Class AI1
2.5525% due 11/25/2036 (b)	647,256	639,754
Residential Asset Securities Corp., Series 2007-KS2, Class AI1
2.5525% due 02/25/2037 (b)	1,237,170	1,180,007
Securitized Asset Backed Receivables LLC Trust, Series 2006-NC3, Class A2A
2.5325% due 09/25/2036 (b)	117,222	114,827
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A
2.5425% due 12/25/2036 (b)	1,419,989	1,330,901
SLM Student Loan Trust, Series 2006-9, Class A2
2.92% due 04/25/2017 (b)	2,947,374	2,935,401
SLM Student Loan Trust, Series 2007-3, Class A1
2.91% due 10/25/2014 (b)	2,131,422	2,124,215
SLM Student Loan Trust, Series 2007-3, Class A3
2.96% due 04/25/2019 (b)	4,800,000	4,658,241
SLM Student Loan Trust, Series 2007-5, Class A1
2.91% due 09/25/2020 (b)	2,784,706	2,781,914
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A1
2.5325% due 10/25/2036 (b)	220,991	217,863
Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A1
2.5625% due 01/25/2037 (b)	1,747,577	1,707,190
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1
2.5425% due 11/25/2036 (g)	230,703	225,288
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A1A
2.5825% due 10/25/2036 (b)	67,771	67,202
Specialty Underwriting & Residential Finance, Series 2006-BC3, Class A2A
2.5125% due 06/25/2037 (b)	19,107	18,944
Specialty Underwriting & Residential Finance, Series 2006-BC5, Class A2B
2.5275% due 11/25/2037 (b)	39,204	37,811

Real Return Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES
(continued)
Structured Asset Investment Loan Trust, Series
2006-4, Class A3
2.5325% due 07/25/2036 (b)	$34,311	$33,300
Structured Asset Securities Corp., Series
2005-7XS, Class 2A1A
4.90% due 04/25/2035 (b)	911,393	700,289
Structured Asset Securities Corp., Series 2006-11,
Class A1
5.3224% due 12/31/2036 (b)(g)	344,134	308,799
Structured Asset Securities Corp., Series
2006-BC3, Class A2
2.5325% due 11/25/2036 (b)	520,374	508,073
Truman Capital Mortgage Loan Trust, Series
2004-1, Class A1
2.8225% due 01/25/2034 (b)(g)	14,940	14,672
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
5.1175% due 08/11/2018 (b)(g)	7,204,700	6,793,545
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1
2.5513% due 06/15/2020 (b)(g)	4,888,018	4,520,873
Master Asset Backed Securities Trust, Series
2006-AM3, Class A1
2.5425% due 10/25/2036 (b)	3,029	3,021
TOTAL ASSET BACKED SECURITIES (Cost $96,298,479)		$92,983,519
PREFERRED STOCKS - 0.36%
Financial - 0.36%
Bank of America Corp., 8.00%	1,400,000	1,311,618
Bank of America Corp., Series L, 7.25%	1,000	885,000
Wachovia Corp., 7.98%	1,500,000	1,377,600
Wachovia Corp., Series L, 7.50%	600	528,828
		4,103,046
TOTAL PREFERRED STOCKS (Cost $4,500,000)		$4,103,046
TERM LOANS - 0.86%
Basic Materials - 0.08%
Georgia Pacific Corp.
7.369% due 12/20/2012 (b)	975,000	918,528
Consumer, Non-cyclical - 0.37%
HCA, Inc., Tranche B
7.08% due 11/01/2013 (b)	4,629,500	4,343,073
Financial - 0.41%
DaimlerChrysler Financial Company
6.78% due 08/03/2012 (b)	5,756,500	4,705,939
TOTAL TERM LOANS (Cost $11,114,019)		$9,967,540
OPTIONS - 0.11%
Other - 0.11%
Chicago Board of Trade American Purchase Call
on U.S. Treasury Bond Futures
Expiration 08/22/2008 at $144.00 *	1,479,000	23,110
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 10 yrs. Futures
Expiration 08/22/2008 at $135.00 *	350,000	5,469

The accompanying notes are an integral part of the financial statements.

72

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or Principal Amount	Value
OPTIONS (continued)
Other (continued)
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 2 yrs. Futures
Expiration 08/22/2008 at $110.25 *	138,000	$1,078
Expiration 08/22/2008 at $111.00 *	1,592,000	12,438
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 5 yrs. Futures
Expiration 08/22/2008 at $126.00 *	135,000	1,055
Chicago Board of Trade American Purchase Put on
U.S. Treasury Note 10 yrs. Futures
Expiration 08/22/2008 at $134.00 *	320,000	5,000
Expiration 08/22/2008 at $92.00 *	418,000	6,531
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 08/03/2009 at $3.45 *	700,000	3,264
Expiration 08/03/2009 at $3.45 *	4,400,000	20,519
Expiration 08/03/2009 at $3.85 *	2,500,000	17,491
Over The Counter European Style Purchase Call
on the USD vs. JPY
Expiration 12/01/2008 at $111.00 *	3,000,000	21,144
Over The Counter European Style Purchase Call
on United States Treasury Inflation Index,
1.625%
Expiration 07/09/2008 at $124.00 *	32,000,000	0
Over The Counter European Style Purchase Call
on United States Treasury Inflation Index, 3.00%
Expiration 07/09/2008 at $119.50 *	24,000,000	0
Over The Counter European Style Purchase Call
Option on the EUR vs. USD
Expiration 07/08/2010 at $1.392 *	6,000,000	937,765
Over The Counter European Style Purchase Put on
United States Treasury Inflation Index, 1.875%
Expiration 07/09/2008 at $98.50 *	130,000,000	1
Over The Counter European Style Purchase Put on
United States Treasury Inflation Index, 2.00%
Expiration 07/09/2008 at $86.00 *	79,000,000	1
Expiration 07/24/2008 at $91.00 *	36,000,000	0
Over The Counter European Style Purchase Put on
United States Treasury Inflation Index, 2.375%
Expiration 07/09/2008 at $91.50 *	81,700,000	1
Over The Counter European Style Purchase Put on
United States Treasury Inflation Index, 2.625%
Expiration 07/01/2008 at $100.50 *	45,000,000	1
Over The Counter European Style Purchase Put on
United States Treasury Inflation Index, 3.50%
Expiration 07/01/2008 at $104.00 *	110,400,000	1
Over The Counter European Style Purchase Put on
United States Treasury Inflation Index, 3.625%
Expiration 07/21/2008 at $106.00 *	60,000,000	1
Over The Counter European Style Purchase Put on
United States Treasury Inflation Index, 3.875%
Expiration 07/21/2008 at $110.00 *	50,000,000	1
Over The Counter European Style Purchase Put on
United States Treasury Inflation Index, 4.25%
Expiration 07/29/2008 at $101.50 *	52,000,000	12,343
Over The Counter European Style Purchase Put
Option on the EUR vs. USD
Expiration 07/08/2010 at $1.392 *	6,000,000	234,486
		1,301,700
TOTAL OPTIONS (Cost $922,907)		$1,301,700

Real Return Bond Trust (continued)
		Shares or Principal Amount	Value
REPURCHASE AGREEMENTS - 0.28%
Repurchase Agreement with State
Street Corp. dated 06/30/2008 at
1.80% to be repurchased at
$3,211,161 on 07/01/2008,
collateralized by $3,255,000
Federal Home Loan Mortgage
Corp., 3.50% due 05/05/2011
(valued at $3,279,413, including
interest)		$3,211,000	$3,211,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,211,000)			$3,211,000
SHORT TERM INVESTMENTS - 16.98%
Bank of Scotland PLC
2.63% due 07/11/2008		$41,900,000	$41,869,390
BNP Paribas Finance, Inc.
2.50% due 07/01/2008		23,600,000	23,600,000
Danske Corp.
2.69% due 09/18/2008		18,200,000	18,092,564
Dexia Credit Local SA - Series YCD
3.0719% due 09/29/2008	EUR	10,500,000	10,498,995
Federal Home Loan Bank Discount Notes
2.04% due 07/01/2008 (f)		$3,000,000	3,000,000
Societe Generale North America
2.86% due 08/06/2008		29,100,000	29,016,774
U.S. Treasury Bills zero coupon due 08/28/2008 to
09/25/2008		7,500,000	7,472,579
UBS Finance Delaware LLC
2.65% due 09/10/2008		6,800,000	6,764,460
2.845% due 09/30/2008		5,700,000	5,659,008
Unicredito Italiano Bank Ireland PLC
2.40% due 07/01/2008		28,100,000	28,100,000
Westpac New Zealand, Ltd.
2.77% due 09/18/2008		21,600,000	21,468,702
TOTAL SHORT TERM INVESTMENTS (Cost $195,542,472)			$195,542,472
Total Investments (Real Return Bond Trust) (Cost $2,359,465,527) - 205.46%			$2,366,728,224
Liabilities in Excess of Other Assets - (105.46)%			(1,214,808,800)
TOTAL NET ASSETS - 100.00%			$1,151,919,424

Schedule of Securities Sold Short
	Shares or Principal Amount	Value
FEDERAL HOME LOAN MORTGAGE CORP. - 2.47%
Federal Home Loan Mortgage Corp.
6.00%, TBA **	$9,800,000	$9,899,148
TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (Proceeds $9,878,094)		$9,899,148
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 40.48%
Federal National Mortgage Association
5.00%, TBA **	8,900,000	$8,530,098
5.50%, TBA **	63,280,000	$62,350,575

The accompanying notes are an integral part of the financial statements.

73

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

	Shares or Principal Amount	Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
Federal National Mortgage Association (continued)
6.00%, TBA **	$90,500,000	$91,400,157
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Proceeds $162,002,381)		$162,280,830
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.02%
Government National Mortgage Association
5.50%, TBA **	100,000	$99,469
6.00%, TBA **	2,800,000	$2,841,781
6.50%, TBA **	1,100,000	$1,135,578
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (Proceeds $4,033,027)		$4,076,828
TREASURY INFLATION PROTECTED
SECURITIES (D) - 6.10%
U.S. Treasury
1.625%, due 01/15/2018	24,041,639	$24,454,867
TOTAL TREASURY INFLATION PROTECTED SECURITIES (D) (Proceeds $23,778,807)		$24,454,867
U.S. TREASURY BONDS - 23.51%
U.S. Treasury Bonds
4.75%, due 02/15/2037	4,400,000	$4,558,127
5.00%, due 05/15/2037	33,900,000	$36,551,082
4.375%, due 02/15/2038	54,400,000	$53,142,000
TOTAL U.S. TREASURY BONDS (Proceeds $90,845,292)		$94,251,209
U.S. TREASURY NOTES - 26.42%
U.S. Treasury Notes
2.125%, due 04/30/2010	24,200,000	$24,024,163
4.875%, due 05/31/2011	9,300,000	$9,824,576
4.125%, due 08/31/2012	7,300,000	$7,565,195
3.625%, due 12/31/2012	2,730,000	$2,775,001
2.50%, due 03/31/2013	5,500,000	$5,313,088
3.125%, due 04/30/2013	7,400,000	$7,347,393
4.25%, due 08/15/2014	8,800,000	$9,209,059
4.75%, due 08/15/2017	10,700,000	$11,352,871
4.25%, due 11/15/2017	40,000	$40,859
3.50%, due 02/15/2018	2,300,000	$2,217,883
3.875%, due 05/15/2018	26,400,000	$26,224,678
TOTAL U.S. TREASURY NOTES (Proceeds $104,674,787)		$105,894,766
Total Securities Sold Short (Real Return Bond Trust)
(Proceeds $395,212,388)		$400,857,648

Short-Term Bond Trust
	Shares or Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 1.34%
Government - 1.34%
3.50% due 05/31/2013	$2,943,000	$2,964,843
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,985,337)		$2,964,843
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.05%
Mortgage Securities - 15.05%
5.25% due 07/18/2011	8,500,000	8,880,496
5.833% due 03/01/2037 (b)	3,476,469	3,553,420
6.50% due 12/01/2009	34,499	34,723
6.96% due 11/01/2033 (b)	158,465	159,990
7.00% due 12/01/2010 to 02/01/2014	885,177	913,285
7.50% due 11/01/2009 to 06/01/2012	148,365	153,208
8.00% due 06/01/2010	32,892	33,732
8.50% due 05/01/2015	451,159	484,326
4.25% due 08/15/2010	10,000,000	10,195,070
4.706% due 03/01/2035 (b)	2,500,778	2,530,585
5.75% due 01/01/2033 (b)	74,910	75,500
6.00% due 01/01/2011 to 01/01/2017	1,153,497	1,188,679
6.50% due 04/01/2017 to 08/01/2017	2,329,696	2,430,255
6.64% due 09/01/2033 (b)	303,929	306,655
7.00% due 12/01/2010 to 07/01/2034	1,177,255	1,235,757
7.50% due 08/01/2009 to 07/01/2034	454,996	478,055
8.00% due 07/01/2014	268,435	284,018
7.00% due 12/15/2008	9,439	9,489
8.00% due 12/15/2025	213,288	223,728
8.50% due 11/15/2015	195,206	204,417
		33,375,388
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,749,373)		$33,375,388
CORPORATE BONDS - 32.89%
Basic Materials - 0.45%
Weyerhaeuser Company
3.8019% due 09/24/2009 (b)	1,000,000	988,430
Communications - 5.28%
BellSouth Corp.
4.20% due 09/15/2009	1,200,000	1,202,446
Deutsche Telekom International Finance BV
8.50% due 06/15/2010	1,000,000	1,057,890
Sprint Capital Corp.
6.375% due 05/01/2009	1,000,000	1,000,000
Telecom Italia Capital SA
4.00% due 01/15/2010	1,000,000	986,555
Time Warner, Inc.
2.915% due 11/13/2009 (b)	2,500,000	2,429,452
6.75% due 04/15/2011	1,000,000	1,022,280
Viacom, Inc.
5.75% due 04/30/2011	1,000,000	1,002,332
6.625% due 05/15/2011	1,000,000	1,023,996
Walt Disney Company, MTN
2.7956% due 09/10/2009 (b)	2,000,000	1,998,346
		11,723,297
Consumer, Cyclical - 1.50%
Centex Corp.
5.80% due 09/15/2009	420,000	399,000

The accompanying notes are an integral part of the financial statements.

74

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
CVS Caremark Corp.
2.9819% due 06/01/2010 (b)	$1,000,000	$975,928
Home Depot, Inc.
2.9012% due 12/16/2009 (b)	1,000,000	973,991
MGM Mirage, Inc.
6.00% due 10/01/2009	1,000,000	983,750
		3,332,669
Consumer, Non-cyclical - 1.14%
Cargill, Inc.
5.60% due 09/15/2012 (g)	600,000	604,626
UnitedHealth Group, Inc.
2.9813% due 06/21/2010 (b)	2,000,000	1,927,716
		2,532,342
Energy - 2.24%
Kinder Morgan Energy Partners LP
5.85% due 09/15/2012	1,850,000	1,865,544
ONEOK Partners LP
5.90% due 04/01/2012	1,500,000	1,508,028
TransCanada PipeLines, Ltd.
4.00% due 06/15/2013	620,000	583,079
Transocean, Inc.
5.25% due 03/15/2013	1,000,000	1,010,446
		4,967,097
Financial - 17.78%
American Express Credit Corp., MTN, Series B
2.6056% due 10/04/2010	1,000,000	962,729
BAC Capital Trust XIII
3.1762% due 03/15/2043 (b)	1,000,000	754,750
Bear Stearns Companies, Inc.
3.1294% due 01/31/2011 (b)	1,000,000	970,440
Capital One Financial Corp., MTN
5.70% due 09/15/2011	950,000	903,589
CIT Group, Inc.
3.0744% due 11/03/2010 (b)	1,500,000	1,203,751
Citigroup, Inc.
5.50% due 04/11/2013	720,000	702,703
CNA Financial Corp.
6.00% due 08/15/2011	1,500,000	1,506,555
6.60% due 12/15/2008	1,400,000	1,410,487
Colonial Realty LP
4.75% due 02/01/2010	1,500,000	1,460,466
Credit Suisse First Boston USA, Inc.
2.775% due 11/20/2009 (b)	700,000	691,920
Glitnir Banki HF
6.375% due 09/25/2012 (g)	630,000	541,499
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	1,500,000	1,043,040
Hartford Financial Services Group, Inc.
5.55% due 08/16/2008	1,250,000	1,252,233
6.375% due 11/01/2008	1,000,000	1,006,429
ING Security Life Institutional Funding
4.25% due 01/15/2010 (g)	895,000	888,711
Janus Capital Group, Inc.
5.875% due 09/15/2011	1,000,000	984,083
Kaupthing Bank HF
3.4131% due 01/15/2010 (b)(g)	685,000	594,506

Short-Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Lehman Brothers Holdings, Inc., MTN
2.7781% due 05/25/2010 (b)	$1,000,000	$926,300
5.75% due 04/25/2011	1,000,000	978,174
6.00% due 07/19/2012	2,000,000	1,936,294
Merrill Lynch & Company, Inc., MTN
2.5612% due 08/14/2009 (b)	857,000	831,749
PNC Funding Corp.
3.0394% due 01/31/2012 (b)	700,000	659,039
4.50% due 03/10/2010	1,000,000	995,259
ProLogis, REIT
5.50% due 04/01/2012	820,000	800,769
RenaissanceRe Holdings, Ltd.
7.00% due 07/15/2008	1,500,000	1,500,546
Rockies Express Pipeline LLC
5.10% due 08/20/2009 (b)(g)	1,500,000	1,501,010
Rouse Company LP, REIT
3.625% due 03/15/2009	900,000	865,868
Simon Property Group LP, REIT
3.75% due 01/30/2009	2,256,000	2,252,503
SLM Corp.
4.50% due 07/26/2010	335,000	309,978
USB Capital IX
6.189% due 03/29/2049 (b)	1,000,000	760,000
Vita Capital III, Ltd., Series B-I
3.7975% due 01/01/2011 (b)(g)	850,000	825,095
Vornado Realty LP
5.60% due 02/15/2011	1,000,000	959,527
W.R. Berkley Corp.
5.125% due 09/30/2010	1,300,000	1,299,479
Wachovia Capital Trust III
5.80% due 08/29/2049 (b)	545,000	370,600
Westfield Group
5.40% due 10/01/2012 (g)	2,000,000	1,960,098
Xstrata Finance Dubai, Ltd.
3.035% due 11/13/2009 (g)	1,500,000	1,464,272
ZFS Finance USA Trust IV
5.875% due 05/09/2032 (g)	1,500,000	1,368,210
		39,442,661
Industrial - 1.36%
FedEx Corp.
5.50% due 08/15/2009	2,000,000	2,011,158
Tyco Electronics Group SA
6.00% due 10/01/2012	1,000,000	1,009,716
		3,020,874
Technology - 0.63%
Dell, Inc.
4.70% due 04/15/2013 (g)	622,000	605,345
Hewlett-Packard Company
4.50% due 03/01/2013	800,000	792,339
		1,397,684
Utilities - 2.51%
Dominion Resources, Inc.
4.75% due 12/15/2010	1,000,000	1,006,406
Dominion Resources, Inc., Series B
2.8581% due 11/14/2008 (b)	1,500,000	1,479,463
Exelon Generation Company, LLC
6.95% due 06/15/2011	1,000,000	1,033,571

The accompanying notes are an integral part of the financial statements.

75

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NiSource Finance Corp.
7.875% due 11/15/2010	$1,000,000	$1,037,015
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)	1,000,000	1,007,663
		5,564,118
TOTAL CORPORATE BONDS (Cost $75,422,439)		$72,969,172
COLLATERALIZED MORTGAGE
OBLIGATIONS - 34.28%
Trapeza CDO LLC Series 2007-12A, Class B
3.2875% due 04/06/2042 (b)(g)	1,500,000	935,445
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class XP
0.8414% IO due 07/10/2042 (b)	56,110,600	841,850
Banc of America Funding Corp.,
Series 2005-H, Class 1A1
4.9793% due 11/20/2035 (b)	1,957,056	1,578,446
Banc of America Large Loan,
Series 2005-MIB1, Class B
2.7313% due 03/15/2022 (b)(g)	850,000	809,870
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2006-4, Class 2A1
5.7936% due 10/25/2036 (b)	4,666,180	4,136,903
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR3, Class A1
3.236% due 02/11/2041	226,550	225,641
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR10, Class X2
0.1626% IO due 12/11/2040 (b)	381,301,650	1,271,336
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PWR13, Class X2
0.627% IO due 09/11/2041 (b)	95,714,183	1,724,329
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class A2
5.478% due 10/12/2041	5,000,000	4,953,620
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
2.9113% due 03/15/2019 (b)(g)	1,000,000	893,093
Bear Stearns Commercial Mortgage Securities,
Series 2006-PWR12, Class A1
5.546% due 09/11/2038 (b)	1,505,075	1,512,333
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5, Class XP
0.529% IO due 05/10/2043 (b)	65,575,081	578,530
Commercial Mortgage Pass Through Certificates,
Series 2004-LB2A, Class X2
1.0308% IO due 03/10/2039 (b)(g)	32,185,852	561,157
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
2.6713% due 11/15/2017 (b)(g)	535,640	507,097
Commercial Mortgage Pass Through Certificates,
Series 2006-CN2A, Class AJFX
5.478% due 02/05/2019 (g)	2,700,000	2,536,515
Commercial Mortgage Pass Through Certificates,
Series 2006-FL12, Class B
2.6413% due 12/15/2020 (b)(g)	1,730,610	1,638,522
Countrywide Alternative Loan Trust,
Series 2003-3T1, Class A2
4.50% due 05/25/2033	366,165	357,356

Short-Term Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class ASP
0.7752% IO due 09/15/2039 (b)(g)	$117,030,956	$2,801,393
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class SVA2
2.7413% due 10/15/2021 (b)(g)	2,000,000	1,892,815
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
2.7013% due 04/15/2008 (b)(g)	675,000	639,078
Credit Suisse/Morgan Stanley Commercial
Mortgage Certificate, Series 2006-HC1A, Class A2
3.3813% due 05/15/2008 (b)(g)	1,000,000	946,136
Crown Castle Towers LLC, Series 2006-1A, Class C
5.4696% due 11/15/2036 (g)	1,500,000	1,384,200
Federal Home Loan Mortgage Corp.,
Series 2516, Class AX
8.50% due 01/15/2016	300,384	308,188
Federal Home Loan Mortgage Corp.,
Series 2589, Class GK
4.00% due 03/15/2026	712,012	711,592
Federal National Mortgage Association,
Series 2001-53, Class GH
8.00% due 09/25/2016	193,371	201,906
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.0362% due 08/25/2034 (b)	1,539,685	1,488,527
GE Capital Commercial Mortgage Corp,
Series 2002-2A, Class A2
4.97% due 08/11/2036	1,483,528	1,481,953
Global Signal Trust, Series 2006-1, Class C
5.707% due 02/15/2036 (g)	670,000	642,389
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class AFX
5.3928% due 05/15/2037 (g)	2,000,000	1,989,140
GMAC Commercial Mortgage Securities, Inc.,
Series 1999-C2, Class A2
6.945% due 09/15/2033	1,953,751	1,980,697
Greenpoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1
5.528% due 03/25/2036 (b)	1,396,623	1,026,687
Harborview Mortgage Loan Trust,
Series 2004-7, Class 2A3
6.5635% due 11/19/2034 (b)	351,062	297,140
Harborview Mortgage Loan
Trust, Series 2005-4, Class 1A
5.7569% due 07/19/2035 (b)	486,915	462,150
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB16, Class X2
0.6948% IO due 05/12/2045 (b)	104,097,561	2,030,267
LB-UBS Commercial Mortgage Trust, Series
2000-C3, Class A2
7.95% due 05/15/2025 (b)	1,378,287	1,432,508
LB-UBS Commercial Mortgage Trust,
Series 2000-C4, Class A2
7.37% due 08/15/2026	1,404,807	1,457,420
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class XCP
0.539% IO due 09/15/2040 (b)	36,447,495	445,778
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class XCP
0.8261% IO due 09/15/2039 (b)	82,897,017	2,095,686

The accompanying notes are an integral part of the financial statements.

76

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2004-LLFA, Class A2
2.6413% due 10/15/2017 (b)(g)	$465,889	$444,671
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	2,159,245	1,829,346
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
6.7385% due 03/25/2035 (b)	1,045,286	903,944
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1, Class 1A
4.7337% due 12/25/2032 (b)	48,033	46,778
Merrill Lynch Mortgage Trust,
Series 2005-CKI1, Class A1
5.077% due 11/12/2037	2,104,704	2,111,031
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A1
5.528% due 05/12/2039 (b)	1,002,041	1,006,992
MLCC Mortgage Investors, Inc.,
Series 2003-C, Class B1
3.1325% due 06/25/2028 (b)	593,016	558,240
Morgan Stanley Capital I,
Series 2005-HQ6, Class X2
0.5307% IO due 08/13/2042 (b)	35,090,742	507,851
Morgan Stanley Capital I,
Series 2007-SRR3, Class A
2.7787% due 12/20/2049 (b)(g)	1,000,000	550,000
Morgan Stanley Capital I,
Series 2007-SRR3, Class B
3.2025% due 12/20/2049 (b)(g)	1,000,000	250,000
Multi Security Asset Trust,
Series 2005-RR4A, Class A1
4.38% due 11/28/2035 (g)	2,480,305	2,232,274
Salomon Brothers Mortgage Securities VII, Series
2002-KEY2, Class A2
4.467% due 03/18/2036	1,597,361	1,564,805
SBA CMBS Trust, Series 2006-1A, Class A
5.314% due 11/15/2036 (g)	2,000,000	1,949,040
Sequoia Mortgage Trust, Series 2004-4, Class A
3.1419% due 05/20/2034 (b)	411,204	370,693
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
6.0541% due 10/25/2034 (b)	850,349	799,347
WAMU Commercial Mortgage Securities Trust,
Series 2006-SL1, Class A
5.4201% due 11/23/2043 (g)	970,183	913,185
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-2, Class A6
5.25% due 02/25/2018	2,252,957	2,237,769
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 4A1
4.9922% due 10/25/2035 (b)	4,073,378	4,012,584
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR17, Class A1
5.3328% due 10/25/2036 (b)	3,103,372	2,971,194
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $82,084,786)		$76,037,437
ASSET BACKED SECURITIES - 7.99%
Alesco Preferred Funding, Ltd., Series 12A, Class B
3.3131% due 07/15/2037 (b)(g)	310,000	226,300

Short-Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES
(continued)
Alesco Preferred Funding, Ltd., Series 14A, Class B
3.4513% due 09/23/2037 (b)(g)	$1,310,000	$655,000
Alesco Preferred Funding, Ltd.,
Series 15A, Class B1
3.4813% due 12/23/2037 (b)(g)	115,000	83,950
American Express Issuance Trust, Series 2008-1,
Class A
3.4213% due 12/15/2010 (b)	1,000,000	1,004,063
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)(g)	1,000,000	800,000
Anthracite, Ltd., Series 2002-CIBA, Class A
2.9313% due 05/24/2017 (b)(g)	881,939	793,745
Anthracite, Ltd., Series 2004-1A, Class A
2.8412% due 03/23/2019 (b)(g)	956,321	717,252
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
3.5069% due 12/26/2041 (b)(g)	365,000	224,687
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
3.9569% due 01/26/2042 (b)(g)	610,000	317,285
Bank of America Credit Card Trust, Series
2008-A3, Class A3
3.2213% due 08/15/2011 (b)	800,000	802,202
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
2.9519% due 03/20/2050 (b)(g)	3,000,000	2,100,000
CPL Transition Funding LLC, Series 2002-1, Class A3
5.56% due 01/15/2012	1,000,000	1,020,398
Crest, Ltd., Series 2000-1A, Class C
7.75% due 08/31/2036 (g)	690,000	683,100
Crest, Ltd., Series 2002-IGA, Class A
3.3569% due 07/28/2017 (b)(g)	1,717,040	1,668,247
Crest, Ltd., Series 2003-1A, Class B1
3.5956% due 05/28/2038 (b)(g)	1,000,000	876,225
Crystal River Resecuritization, Series 2006-1
5.82% due 09/22/2047	2,100,000	1,050,000
Equity One ABS, Inc., Series 2004-2, Class AV2
2.7325% due 07/25/2034 (b)	42,960	35,817
Green Tree Financial Corp., Series 1996-8, Class A6
7.60% due 10/15/2027	100,489	104,021
Highland Park CDO, Ltd., Series 2006-1A, Class A2
3.0381% due 11/25/2051 (b)(g)	2,300,000	1,678,540
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
3.595% due 02/25/2034 (b)	400,000	328,004
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
3.2094% due 02/01/2041 (b)(g)	475,000	272,688
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
3.4094% due 02/01/2041 (b)(g)	475,000	257,184
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	900,000	864,095
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF2
5.533% due 05/25/2036 (b)	125,477	124,886
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF3
5.608% due 05/25/2036 (b)	500,000	488,451

The accompanying notes are an integral part of the financial statements.

77

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES
(continued)
SACO I, Inc., Series 2006-8, Class AIO 5.50% IO due 08/25/2008 (b)	$1,569,095	$6,640
Cedarwoods Credit CDO, Ltd., Series 2007-2A, Class B 2.8625% due 02/25/2052 (b)(g)	1,000,000	550,000
TOTAL ASSET BACKED SECURITIES
(Cost $23,116,866)		$17,732,780
REPURCHASE AGREEMENTS - 7.64%
Repurchase Agreement with State
Street Corp. dated 06/30/2008 at
1.80% to be repurchased at
$16,944,847 on 07/01/2008,
collateralized by $17,155,000
Federal Home Loan Mortgage
Corp., 3.50% due 05/05/2011
(valued at $17,283,663, including
interest)
	$16,944,000	$16,944,000
TOTAL REPURCHASE AGREEMENTS
(Cost $16,944,000)		$16,944,000
Total Investments (Short-Term Bond Trust) (Cost $233,302,801) - 99.19%		$220,023,620
Other Assets in Excess of Liabilities - 0.81%		1,799,037
TOTAL NET ASSETS - 100.00%		$221,822,657

Spectrum Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 14.65%
Basic Materials - 0.83%
Alcoa, Inc.	21,000	$748,020
E.I. Du Pont de Nemours & Company	39,300	1,685,577
Eli Lilly & Company	50,000	2,308,000
International Flavors & Fragrances, Inc.	34,800	1,359,288
International Paper Company	91,665	2,135,795
MeadWestvaco Corp.	45,560	1,086,150
		9,322,830
Communications - 1.85%
Alcatel-Lucent, SADR *	131,200	792,448
AT&T, Inc.	108,565	3,657,555
Cablevision Systems Corp., Class A *	31,000	700,600
CBS Corp., Class B	54,900	1,070,001
Comcast Corp., Class A	24,100	457,177
Crown Castle International Corp. *	8,975	347,602
eBay, Inc. *	25,400	694,182
Gannett Company, Inc.	54,400	1,178,848
McGraw-Hill Companies, Inc.	48,100	1,929,772
Motorola, Inc.	90,700	665,738
Qwest Communications International, Inc.	190,300	747,879
Sprint Nextel Corp.	119,700	1,137,150
The New York Times Company, Class A (a)	64,400	991,116
Time Warner, Inc.	131,200	1,941,760
Verizon Communications, Inc.	44,800	1,585,920

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications (continued)
Walt Disney Company	52,500	$1,638,000
XM Satellite Radio Holdings, Inc., Class A *	10,500	82,320
Yahoo!, Inc. *	60,600	1,251,996
		20,870,064
Consumer, Cyclical - 1.07%
Bed Bath & Beyond, Inc. *	53,921	1,515,180
D.R. Horton, Inc.	54,900	595,665
Ford Motor Company * (a)	67,100	322,751
Genuine Parts Company	24,700	980,096
Harley-Davidson, Inc.	29,700	1,076,922
Harman International Industries, Inc.	12,900	533,931
Home Depot, Inc.	76,500	1,791,630
Lakes Gaming, Inc. *	23,275	153,150
Macy’s, Inc.	15,400	299,068
Mattel, Inc.	53,800	921,056
MGM Mirage *	34,700	1,175,983
Newell Rubbermaid, Inc.	62,700	1,052,733
Southwest Airlines Company	47,400	618,096
Whirlpool Corp.	16,900	1,043,237
		12,079,498
Consumer, Non-cyclical - 2.67%
Abbott Laboratories	23,300	1,234,201
Amgen, Inc. *	37,600	1,773,216
Anheuser-Busch Companies, Inc.	30,900	1,919,508
Avery Dennison Corp.	34,500	1,515,585
B&G Foods, Inc. (a)	16,525	280,925
Bristol-Myers Squibb Company	58,800	1,207,164
Campbell Soup Company	16,600	555,436
Colgate-Palmolive Company	11,000	760,100
Fortune Brands, Inc.	22,300	1,391,743
General Mills, Inc.	31,100	1,889,947
H & R Block, Inc.	65,800	1,408,120
Hershey Company	65,400	2,143,812
Johnson & Johnson	37,900	2,438,486
Kimberly-Clark Corp.	17,500	1,046,150
Kraft Foods, Inc., Class A	41,600	1,183,520
McCormick & Company, Inc.	18,100	645,446
Merck & Company, Inc.	47,300	1,782,737
Pfizer, Inc.	105,470	1,842,561
Procter & Gamble Company	21,200	1,289,172
UST, Inc.	15,905	868,572
WellPoint, Inc. *	14,300	681,538
Whole Foods Market, Inc.	13,200	312,708
Wyeth	41,100	1,971,156
		30,141,803
Energy - 2.25%
Anadarko Petroleum Corp.	30,600	2,290,104
BJ Services Company	33,100	1,057,214
BP PLC, SADR	24,600	1,711,422
Chevron Corp.	51,000	5,055,631
Duke Energy Corp.	72,220	1,255,184
Exxon Mobil Corp.	52,500	4,626,825
Murphy Oil Corp.	26,100	2,559,105
Royal Dutch Shell PLC, ADR	43,500	3,554,385
Schlumberger, Ltd.	10,600	1,138,758

The accompanying notes are an integral part of the financial statements.

78

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Spectra Energy Corp.	34,100	$980,034
Sunoco, Inc.	29,000	1,180,010
Williams Companies, Inc.	230	9,271
		25,417,943
Financial - 2.87%
Allied Irish Banks PLC - London Exchange	52,800	817,178
American International Group, Inc.	59,100	1,563,786
Bank of America Corp.	46,100	1,100,407
Bank of New York Mellon Corp.	54,800	2,073,084
Capital One Financial Corp.	32,700	1,242,927
Chubb Corp.	12,700	622,427
Citigroup, Inc.	49,900	836,324
Countrywide Financial Corp. (a)	51,600	219,300
Federal National Mortgage Association	72,200	1,408,622
Fifth Third Bancorp	63,367	645,076
Genworth Financial, Inc., Class A	24,700	439,907
JP Morgan Chase & Company	111,500	3,825,565
KeyCorp	51,500	565,470
Legg Mason, Inc.	26,200	1,141,534
Lincoln National Corp.	34,900	1,581,668
Marsh & McLennan Companies, Inc.	100,600	2,670,930
Merrill Lynch & Company, Inc.	50,300	1,595,013
National City Corp. (a)	67,600	322,452
Progressive Corp.	47,600	891,072
Royal Bank of Scotland Group PLC	56,228	240,795
SLM Corp. *	65,600	1,269,360
SunTrust Banks, Inc.	43,300	1,568,326
The Travelers Companies, Inc.	21,500	933,100
U.S. Bancorp	70,900	1,977,401
UBS AG *	37,300	782,841
Weingarten Realty Investors, REIT (a)	1,265	38,355
Wells Fargo & Company	83,400	1,980,750
		32,353,670
Industrial - 1.60%
3M Company	31,500	2,192,085
Black & Decker Corp.	8,300	477,333
Cooper Industries, Ltd., Class A	18,600	734,700
Eastman Kodak Company (a)	60,800	877,344
General Cable Corp. *	6,850	416,822
General Electric Company	196,800	5,252,592
Honeywell International, Inc.	26,400	1,327,392
Illinois Tool Works, Inc.	39,400	1,871,894
Masco Corp.	72,300	1,137,279
United Parcel Service, Inc., Class B	13,200	811,404
USG Corp. * (a)	25,000	739,250
Vulcan Materials Company	19,400	1,159,732
Waste Management, Inc.	26,400	995,544
		17,993,371
Technology - 0.73%
Analog Devices, Inc.	42,300	1,343,871
Applied Materials, Inc.	37,300	712,057
Automatic Data Processing, Inc.	4,100	171,790
Computer Sciences Corp. *	24,100	1,128,844
Dell, Inc. *	71,400	1,562,232
Intel Corp.	41,400	889,272

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology (continued)
Microsoft Corp.	89,700	$2,467,647
		8,275,713
Utilities - 0.78%
Energy East Corp.	1,820	44,990
Entergy Corp.	11,400	1,373,472
FirstEnergy Corp.	17,200	1,416,076
NiSource, Inc.	84,600	1,516,032
PG&E Corp.	19,100	758,079
Pinnacle West Capital Corp.	21,800	670,786
Progress Energy, Inc.	29,450	1,231,894
Teco Energy, Inc.	20,500	440,545
Xcel Energy, Inc.	64,288	1,290,260
		8,742,134
TOTAL COMMON STOCKS (Cost $186,884,015)		$165,197,026
PREFERRED STOCKS - 0.42%
Communications - 0.11%
Lucent Technologies Capital Trust I, 7.75% *	1,450	1,102,000
Spanish Broadcasting System, Series B, 10.75% *	281	182,650
		1,284,650
Financial - 0.20%
Bank of America Corp., Series L, 7.25% *	575	508,875
Citigroup, Inc., Series T, 6.50% *	17,375	755,812
Merrill Lynch & Company, Inc. *	11	715,013
National City Corp., Series 1, 6.00% *	3	286,200
		2,265,900
Government - 0.09%
Federal National Mortgage Association, Series 08-1, 8.75% *	20,900	800,470
Federal National Mortgage Association, Series S, 8.25% *	6,575	150,896
		951,366
Mortgage Securities - 0.02%
Federal Home Loan Mortgage Corp., Series Z, 8.375% *	8,000	194,400
TOTAL PREFERRED STOCKS (Cost $5,713,081)		$4,696,316
TERM LOANS - 1.69%
Basic Materials - 0.09%
Domtar Corp. 3.7794% due 03/07/2014	250,000	240,658
Georgia-Pacific Corp. 4.7274% due 12/20/2012 (b)	250,000	235,520
Newpage Corp. 3.44% due 04/30/2012 (b)	498,750	494,760
		970,938
Communications - 0.40%
Alltel Communications, Inc. 4.791% due 05/15/2015 (b)	1,250,000	1,232,053
CSC Holdings, Inc. 7.625% due 05/02/2014 (b)	498,101	473,007

The accompanying notes are an integral part of the financial statements.

79

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (continued)
Communications (continued)
Mediacom Broadband LLC 1.75% due 01/31/2015 (b)	$500,000	$457,085
Nielsen Finance LLC 4.7344% due 08/09/2013 (b)	500,000	465,470
Penton Media Bank, Series B1 7.61% due 02/01/2013 (b)	247,500	206,044
Telesat Canada 8.2144% due 11/15/2014 (b)	498,871	480,342
Trilogy International Partners 8.86% due 06/27/2012 (b)	500,000	435,000
Univision Communications, Inc. 5.65% due 09/29/2014	250,000	205,062
Wind Acquisition Finance SA, Series B 3.40% due 12/07/2011 (b)	585,740	568,168
		4,522,231
Consumer, Cyclical - 0.24%
Aramark Corp., Tranche B 7.485% due 01/26/2017 (b)	440,892	413,702
Ford Motor Company 5.80% due 12/15/2013 (b)	748,101	604,653
Goodyear Tire & Rubber Company 2.799% due 04/30/2014 (b)	250,000	231,250
Outback, Series B 7.6066% due 05/09/2014 (b)	490,597	421,914
Pinnacle Foods Finance LLC 9.25% due 04/01/2015 (b)	750,000	698,437
Rental Service Corp., Series B3 5.57% due 11/27/2013 (b)	397,920	336,442
		2,706,398
Consumer, Non-cyclical - 0.44%
Community Health Systems, Inc. 5.041% due 07/25/2014 (b)(i)	250,000	235,482
Dresser, Inc. 8.56% due 06/30/2009 (b)	1,250,000	1,199,550
HCA, Inc. 4.45% due 11/18/2012 (b)	750,000	703,597
7.08% due 11/18/2012 (b)	992,002	928,346
Healthsouth Corp. 10.00% due 06/10/2013 (b)	250,000	237,813
Iasis Healthcare Corp. 5.25% due 03/15/2014 (b)	250,000	236,250
10.605% due 06/16/2011 (b) 553,124	487,441
Las Vegas Sands LLC 2.646% due 05/23/2014 (b)	250,000	228,055
Laureate Education, Inc. 7.00% due 08/17/2014 (b)	746,734	700,063
		4,956,597
Energy - 0.13%
Calpine Corp. 5.725% due 03/29/2014 (b)	1,000,000	969,583
Venoco, Inc., 2nd Lien 9.356% due 05/08/2014 (b)	500,000	480,415
		1,449,998
Financial - 0.08%
Celanese Holdings LLC 4.549% due 03/30/2014 (b)	250,000	231,250

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (continued)
Financial (continued)
HUB International Holdings, Inc. 2.814% due 06/13/2014 (b)	$250,000	$230,625
Nuveen Investments, Inc. 5.549% due 11/09/2014	250,000	233,072
Town Sports 7.125% due 03/01/2014 (b)	247,500	209,844
		904,791
Technology - 0.17%
First Data Corp. 3.34% due 09/24/2014 (b)	995,000	917,271
Infor Global Solutions 2.676% due 03/15/2014 (b)	500,000	305,000
Palm, Inc. 8.3775% due 04/24/2014 (b)	995,000	666,650
		1,888,921
Utilities - 0.14%
Mirant North America LLC 4.1313% due 01/03/2013	250,000	240,625
NRG Energy, Inc. 5.25% due 06/23/2010	250,000	237,785
Texas Competitive Electric LLC 5.791% due 10/10/2014 (b)	1,250,000	1,157,050
		1,635,460
TOTAL TERM LOANS (Cost $19,568,234)		$19,035,334
U.S. TREASURY OBLIGATIONS - 6.54%
Government - 6.54%
1.875% due 07/15/2013	672,411	710,865
2.00% due 04/15/2012 to 01/15/2016	7,615,203	8,075,424
4.375% due 02/15/2038	200,000	194,938
4.50% due 02/15/2036	487,000	483,538
4.75% due 02/15/2037	10,325,000	10,662,173
5.375% due 02/15/2031	3,742,000	4,157,714
5.50% due 08/15/2028	1,719,000	1,918,431
6.00% due 02/15/2026	1,100,000	1,288,289
6.25% due 05/15/2030	1,073,000	1,320,712
6.375% due 08/15/2027	3,670,000	4,495,750
7.25% due 08/15/2022	2,265,000	2,918,312
7.625% due 02/15/2025	1,264,000	1,721,607
7.875% due 02/15/2021	3,111,000	4,147,837
8.875% due 02/15/2019	2,469,000	3,440,011
2.875% due 01/31/2013	4,345,000	4,270,661
4.25% due 11/15/2014	14,800,000	15,452,118
4.50% due 02/15/2009 to 05/15/2017	4,250,000	4,354,501
4.75% due 08/15/2017	2,915,000	3,088,078
4.875% due 06/30/2012	425,000	451,629
zero coupon due 05/15/2020	1,070,000	621,413
		73,774,001
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $71,077,861)		$73,774,001
U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.66%
Government - 0.54%
3.875% due 08/22/2008	400,000	400,830
5.125% due 08/14/2013	930,000	969,366
5.25% due 06/18/2014	510,000	534,368

The accompanying notes are an integral part of the financial statements.

80

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government (continued)
4.125% due 10/18/2010	$1,850,000	$1,882,594
5.125% due 07/15/2012	2,180,000	2,275,793
		6,062,951
Mortgage Securities - 25.12%
3.625% due 09/15/2008	400,000	400,873
4.50% due 11/01/2018 to 04/01/2023	3,475,065	3,372,700
4.63% due 07/01/2035 (b)	55,455	56,316
4.638% due 07/01/2035 (b)	123,355	123,778
4.694% due 02/01/2035 (b)	190,495	192,684
5.00% due 01/01/2009 to 11/01/2035	4,280,160	4,141,003
5.047% due 11/01/2035 (b)	194,529	195,224
5.059% due 03/01/2036 (b)	606,022	608,203
5.135% due 01/01/2036 (b)	1,459,208	1,474,359
5.153% due 09/01/2035 (b)	180,775	181,635
5.323% due 02/01/2037 (b)	1,464,104	1,483,099
5.347% due 04/01/2037 (b)	629,606	637,501
5.363% due 02/01/2037 to 05/01/2037 (b)	756,192	766,905
5.375% due 01/01/2036 (b)	93,675	94,553
5.424% due 02/01/2038 (b)	481,479	488,456
5.458% due 02/01/2037 (b)	934,926	950,336
5.50% due 03/01/2018 to 04/01/2029	1,100,763	1,118,151
5.496% due 06/01/2037 (b)	863,305	877,369
5.516% due 10/01/2036 (b)	644,955	655,357
5.919% due 02/01/2037 (b)	1,162,552	1,187,899
5.93% due 01/01/2037 (b)	247,533	253,169
5.978% due 12/01/2036 (b)	636,062	647,507
6.00% due 06/15/2011 to 10/01/2036	3,633,713	3,764,835
5.995% due 11/01/2036 (b)	624,337	635,967
6.029% due 10/01/2036 (b)	969,578	986,469
6.118% due 10/01/2036 (b)	693,959	707,872
6.212% due 08/01/2036 (b)	970,909	993,690
6.50% due 05/01/2017 to 01/01/2036	1,519,961	1,579,480
7.00% due 02/01/2024 to 06/01/2032	42,151	44,586
7.21% due 09/01/2032 (b)	6,379	6,429
7.50% due 05/01/2024 to 06/01/2024	4,594	4,884
10.50% due 05/01/2019	270	298
3.25% due 08/15/2008	660,000	660,663
3.809% due 10/01/2033	123,546	124,431
3.875% due 07/15/2008	400,000	400,240
4.375% due 09/15/2012 to 10/15/2015	1,185,000	1,184,646
4.50% due 05/01/2019 to 07/01/2035	6,918,848	6,711,413
4.583% due 07/01/2035 (b)	157,366	158,144
4.625% due 10/15/2014	660,000	668,508
4.797% due 09/01/2035 to 11/01/2035 (b)	734,498	738,056
4.81% due 07/01/2027	1,453	1,452
4.824% due 04/01/2038 (b)	249,405	250,020
4.825% due 05/01/2038 (b)	769,808	762,199
4.855% due 05/01/2038 (b)	744,240	746,298
4.875% due 12/15/2016	350,000	354,370
4.875% due 05/01/2038 (b)	499,862	501,686
5.00% due 01/01/2009 to 02/01/2036	19,723,431	19,390,251
5.00% TBA **	2,280,000	2,185,239
5.1215% due 02/17/2009 (b)	220,000	222,400
5.31% due 12/01/2035 (b)	167,754	169,663
5.33% due 12/01/2035	203,265	205,697
5.428% due 09/01/2037 (b)	489,971	498,094
5.472% due 06/01/2037 (b)	165,811	168,937

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Mortgage Securities (continued)
5.50% due 07/01/2013 to 08/01/2037	$33,418,460	$33,251,847
5.50% TBA **	2,570,000	2,532,253
5.517% due 01/01/2019 (b)	905	919
5.534% due 12/01/2035 (b)	296,509	300,744
5.539% due 07/01/2036 to 01/01/2037 (b)	1,527,003	1,556,448
5.655% due 12/01/2035 (b)	82,440	83,736
5.789% due 11/01/2037 (b)	786,695	804,689
5.797% due 08/01/2037 (b)	560,528	573,641
5.98% due 08/01/2036 to 09/01/2036 (b)	1,124,605	1,152,256
6.00% due 05/15/2011 to 06/01/2038	23,754,578	24,143,567
6.00% TBA **	5,709,000	5,758,508
6.036% due 12/01/2036	517,582	531,082
6.375% due 06/15/2009	750,000	774,929
6.50% due 06/01/2013 to 11/01/2037	8,726,376	9,021,336
6.50% TBA **	2,560,000	2,633,200
7.00% due 12/01/2029 to 04/01/2037	131,032	137,561
7.125% due 06/15/2010 to 01/15/2030	1,670,000	1,856,836
4.00% due 09/15/2018	446,012	419,722
4.50% due 10/15/2018 to 05/20/2036	3,645,744	3,423,065
5.00% due 01/15/2019 to 06/15/2038	29,165,265	28,346,581
5.50% due 02/15/2029 to 09/20/2036	33,720,638	33,672,248
5.50% TBA **	12,886,000	12,817,543
6.00% due 11/15/2008 to 12/01/2099	35,686,544	36,350,266
6.00% TBA **	46,355	47,516
6.50% due 07/15/2009 to 03/15/2038	14,275,354	14,812,423
6.50% TBA **	543,710	561,314
7.00% due 04/15/2017 to 10/20/2036	2,855,353	3,021,932
9.25% due 10/15/2016 to 12/15/2019	6,154	6,779
9.50% due 06/15/2009 to 10/15/2009	1,724	1,774
9.75% due 07/15/2017 to 02/15/2021	5,550	6,250
10.25% due 05/15/2020 to 11/15/2020	3,848	4,439
11.75% due 08/15/2013	1,264	1,429
12.00% due 10/15/2010 to 01/15/2013	1,256	1,397
12.25% due 03/15/2014 to 07/20/2015	1,679	1,954
12.50% due 06/15/2010	2,758	2,949
12.75% due 12/20/2013 to 11/20/2014	1,326	1,551
		283,348,678
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $288,524,189)		$289,411,629

FOREIGN GOVERNMENT OBLIGATIONS - 12.33%
Argentina - 0.16%
Republic of Argentina
7.00% due 10/03/2015		1,900,000	1,327,150
7.00% due 04/17/2017		350,000	245,875
7.875% due 04/11/2011		250,000	232,500
			1,805,525
Austria - 0.28%
Republic of Austria
4.00% due 07/15/2009	EUR	1,400,000	2,188,802
5.50% due 01/15/2010		548,000	871,841
6.25% due 07/15/2027		47,000	84,633
			3,145,276
Belgium - 0.29%
Kingdom of Belgium
3.00% due 03/28/2010		1,290,000	1,971,451

The accompanying notes are an integral part of the financial statements.

81

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Belgium (continued)
Kingdom of Belgium (continued)
4.25% due 09/28/2013	EUR	93,000	$142,160
5.00% due 03/28/2035		740,000	1,141,000
			3,254,611
Brazil - 1.02%
Federative Republic of Brazil
6.00% due 05/15/2015	BRL	345,000	346,289
7.125% due 01/20/2037		$2,150,000	2,372,525
8.75% due 02/04/2025		475,000	594,462
8.875% due 10/14/2019		450,000	563,400
10.00% due 01/01/2012	BRL	2,449,000	1,325,560
10.00% due 01/01/2014		2,836,000	1,548,646
10.00% due 01/01/2010		857,000	499,357
10.00% due 01/01/2017		8,156,000	4,237,498
			11,487,737
Canada - 0.19%
Government of Canada
5.75% due 06/01/2033	CAD	665,000	817,995
Province of Ontario
5.00% due 03/08/2014		1,329,000	1,361,270
			2,179,265
Colombia - 0.08%
Republic of Colombia
7.375% due 01/27/2017		$250,000	271,000
7.375% due 09/18/2037		200,000	214,000
7.375% due 09/18/2037		350,000	378,875
12.00% due 10/22/2015	COP	40,000,000	20,066
			883,941
Denmark - 0.05%
Kingdom of Denmark
5.00% due 11/15/2013	DKK	2,438,000	515,610
7.00% due 11/10/2024		351,000	89,159
			604,769
Ecuador - 0.04%
Republic of Ecuador
10.00% due 08/15/2030		$425,000	414,375
Egypt - 0.01%
Republic of Egypt zero coupon due 10/21/2008	EGP	625,000	113,515
France - 0.92%
Government of France
3.75% due 01/12/2012	EUR	965,000	1,468,675
4.25% due 10/25/2017		3,645,000	5,502,393
5.50% due 04/25/2029		359,000	598,853
5.75% due 10/25/2032		1,640,000	2,838,425
			10,408,346
Gabon - 0.05%
Republic of Gabon
8.20% due 12/12/2017		$500,000	537,010
Germany - 0.58%
Federal Republic of Germany
4.00% due 01/04/2037	EUR	1,914,000	2,605,954
4.25% due 01/04/2014		224,000	345,839

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Germany (continued)
Federal Republic of Germany (continued)
4.75% due 07/04/2028	EUR	97,000	$148,911
4.75% due 07/04/2034		70,000	107,161
5.25% due 01/04/2011		2,069,000	3,313,243
			6,521,108
Ghana - 0.06%
Republic of Ghana
8.50% due 10/04/2017		$700,000	717,920
Greece - 0.12%
Republic of Greece
5.25% due 05/18/2012	EUR	830,000	1,310,741
Grenada - 0.01%
Government of Grenada
1 due 09/15/2025		$230,000	119,025
Hungary - 0.59%
Republic of Hungary
5.50% due 02/12/2014	HUF	350,250,000	1,968,947
6.75% due 02/24/2017		144,410,000	851,435
7.25% due 06/12/2012		622,540,000	3,865,845
			6,686,227
Indonesia - 0.16%
Republic of Indonesia
6.625% due 02/17/2037		$600,000	504,750
6.75% due 03/10/2014		100,000	100,250
6.875% due 03/09/2017		358,000	346,812
6.875% due 01/17/2018		200,000	190,860
7.75% due 01/17/2038		100,000	96,625
7.75% due 01/17/2038		300,000	289,875
9.00% due 09/15/2018	IDR	1,830,000,000	151,176
10.00% due 07/15/2017		1,790,000,000	160,763
			1,841,111
Iraq - 0.14%
Republic of Iraq
5.80% due 01/15/2028		$2,250,000	1,620,000
Ireland - 0.01%
Republic of Ireland
4.00% due 04/18/2010	EUR	92,000	142,618
Italy - 0.82%
Republic of Italy
4.00% due 02/01/2037		1,470,000	1,843,222
4.25% due 08/01/2014		1,542,000	2,335,790
5.25% due 09/20/2016		$450,000	474,258
5.25% due 08/01/2017	EUR	1,210,000	1,929,185
5.50% due 11/01/2010		1,600,000	2,547,940
7.25% due 11/01/2026		73,000	139,713
			9,270,108
Jamaica - 0.08%
Government of Jamaica
9.00% due 06/02/2015		$185,000	190,550
10.625% due 06/20/2017		585,000	661,050
			851,600

The accompanying notes are an integral part of the financial statements.

82

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Japan - 2.85%
Government of Japan
1.00% due 06/10/2016	JPY	180,564,600	$1,696,221
1.10% due 12/10/2016		191,161,600	1,806,570
1.10% due 09/10/2016		209,248,000	1,981,437
1.30% due 12/20/2013		710,800,000	6,728,713
1.30% due 03/20/2015		109,400,000	1,029,848
1.40% due 03/21/2011		156,250,000	1,492,089
1.40% due 03/20/2012		187,400,000	1,789,026
1.40% due 03/20/2018		211,350,000	1,957,586
1.50% due 06/20/2012		501,950,000	4,807,833
1.70% due 09/20/2016		251,500,000	2,419,454
2.00% due 06/20/2022		61,100,000	581,620
2.00% due 12/20/2033		164,150,000	1,430,524
2.20% due 06/22/2020		50,000,000	492,927
3.75% due 03/20/2025		246,550,000	2,269,974
9.61% due 12/20/2012		177,050,000	1,659,206
			32,143,028
Lebanon - 0.01%
Government of Lebanon
8.25% due 04/12/2021		$50,000	48,653
Malaysia - 0.05%
Government of Malaysia
3.702% due 02/25/2013	MYR	805,000	240,436
3.70% due 05/15/2013		1,060,000	315,622
			556,058
Mexico - 1.07%
Government of Mexico
3.50% due 12/14/2017	MXN	14,933,908	1,360,445
5.625% due 01/15/2017		$280,000	282,940
7.50% due 06/03/2027	MXN	7,500,000	608,801
7.75% due 12/14/2017		9,445,000	829,738
8.00% due 12/24/2008		5,530,000	535,407
8.00% due 12/17/2015		40,470,000	3,691,434
8.00% due 12/19/2013		11,250,000	1,044,921
8.125% due 12/30/2019		$55,000	66,550
9.00% due 12/22/2011	MXN	20,250,000	1,989,834
9.00% due 12/20/2012		5,315,000	517,802
9.00% due 12/24/2009		7,050,000	687,903
9.50% due 12/18/2014		4,180,000	414,348
			12,030,123
Netherlands - 0.58%
Kingdom of Netherlands
4.50% due 07/15/2017	EUR	1,218,000	1,875,876
5.00% due 07/15/2011		2,831,000	4,483,925
5.50% due 01/15/2028		132,000	219,917
			6,579,718
Panama - 0.01%
Republic of Panama
6.70% due 01/26/2036		$135,000	137,025
Philippines - 0.06%
Republic of Philippines
7.75% due 01/14/2031		375,000	388,575
7.75% due 01/14/2031		100,000	104,893

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Philippines (continued)
Republic of Philippines (continued)
10.625% due 03/16/2025		$155,000	$203,438
			696,906
Poland - 0.05%
Republic of Poland
5.25% due 10/25/2017	PLN	348,000	148,043
6.25% due 10/24/2015		865,000	395,729
			543,772
Portugal - 0.02%
Republic of Portugal
5.15% due 06/15/2011	EUR	114,000	180,365
Russia - 0.16%
Government of Russia
7.50% due 03/31/2030		$1,578,955	1,771,414
Serbia - 0.13%
Republic of Serbia
3.75 due 11/01/2024		1,550,000	1,451,730
South Africa - 0.16%
Republic of South Africa
5.875% due 05/30/2022		300,000	279,162
6.50% due 06/02/2014		575,000	591,531
13.00% due 08/31/2010	ZAR	5,296,000	691,091
13.50% due 09/15/2015		1,950,000	282,655
			1,844,439
Spain - 0.19%
Kingdom of Spain
4.00% due 01/31/2010	EUR	45,000	69,962
5.50% due 03/08/2011	AUD	1,280,000	1,159,645
5.75% due 07/30/2032	EUR	563,000	956,292
			2,185,899
Sweden - 0.18%
Kingdom of Sweden
3.75% due 08/12/2017	SEK	1,660,000	259,318
5.125% due 03/01/2017		$425,000	436,850
5.25% due 03/15/2011	SEK	7,545,000	1,268,347
			1,964,515
Turkey - 0.53%
Republic of Turkey
6.875% due 03/17/2036		$800,000	661,000
7.00% due 06/05/2020		428,000	394,295
7.375% due 02/05/2025		35,000	32,287
8.00% due 02/14/2034		250,000	238,750
8.00% due 02/14/2034		188,000	179,540
10.00% due 02/15/2012	TRY	900,000	703,849
14.00% due 01/19/2011		2,191,129	1,520,200
14.00% due 09/26/2012		1,605,000	1,043,375
16.00% due 03/07/2012		1,740,000	1,230,669
			6,003,965
United Kingdom - 0.55%
Government of United Kingdom
4.25% due 06/07/2032	GBP	2,330,000	4,226,103
4.75% due 06/07/2010		1,000,000	1,974,221
			6,200,324

The accompanying notes are an integral part of the financial statements.

83

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Venezuela - 0.06%
Republic of Venezuela
7.00% due 03/31/2038		$950,000	$675,450
Vietnam - 0.01%
Socialist Republic of Vietnam
6.875% due 01/15/2016		100,000	96,098
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $134,173,225)			$139,024,310
CORPORATE BONDS - 28.08%
Basic Materials - 1.53%
Air Products & Chemicals, Inc.
4.15% due 02/01/2013		165,000	161,362
ArcelorMittal
5.375% due 06/01/2013 (g)		1,120,000	1,102,844
Bayer AG, EMTN
5.625% due 05/23/2018	GBP	100,000	180,454
BHP Billiton Finance, Ltd.
5.40% due 03/29/2017		$178,000	169,902
Boise Cascade LLC
7.125% due 10/15/2014		316,000	252,800
Celulosa Arauco y Constitucion SA
5.125% due 07/09/2013		70,000	68,784
8.625% due 08/15/2010		180,000	193,160
Domtar Corp.
5.375% due 12/01/2013		150,000	132,750
7.125% due 08/15/2015		475,000	452,437
9.50% due 08/01/2016		50,000	50,125
E.I. Du Pont de Nemours & Company
5.60% due 12/15/2036		285,000	266,583
Evraz Group SA
8.25% due 11/10/2015		100,000	97,875
8.875% due 04/24/2013		135,000	137,025
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015		525,000	551,906
8.375% due 04/01/2017		3,335,000	3,518,425
Georgia-Pacific Corp.
7.00% due 01/15/2015 (g)		525,000	493,500
7.125% due 01/15/2017 (g)		450,000	423,000
8.125% due 05/15/2011		300,000	296,250
Gerdau Ameristeel Corp.
10.375% due 07/15/2011		150,000	155,813
Gibraltar Industries, Inc., Series B
8.00% due 12/01/2015		950,000	793,250
GTL Trade Finance, Inc.
7.25% due 10/20/2017		125,000	127,787
International Paper Company
7.40% due 06/15/2014		675,000	673,699
Linde Finance BV
6.50% due 01/29/2016	GBP	70,000	134,489
Lubrizol Corp.
4.625% due 10/01/2009		$330,000	328,452
5.875% due 12/01/2008		180,000	181,337
Metals USA Holdings Corp., PIK
8.6975% due 07/01/2012		150,000	138,000
Nalco Company
7.75% due 11/15/2011		300,000	300,000

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Basic Materials (continued)
NewPage Corp.
10.00% due 05/01/2012		$350,000	$354,375
12.00% due 05/01/2013		350,000	353,500
Novelis, Inc.
7.25% due 02/15/2015		275,000	259,875
Placer Dome, Inc.
6.45% due 10/15/2035		340,000	328,011
PNA Group, Inc.
10.75% due 09/01/2016		300,000	352,500
Praxair, Inc.
4.625% due 03/30/2015		455,000	436,877
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/2013		480,000	482,661
Rock-Tenn Company
8.20% due 08/15/2011		250,000	257,500
9.25% due 03/15/2016 (g)		250,000	265,000
Ryerson, Inc.
12.00% due 11/01/2015 (g)		450,000	446,625
Steel Dynamics, Inc.
6.75% due 04/01/2015		140,000	134,050
Terra Capital, Inc., Series B
7.00% due 02/01/2017		425,000	416,500
Tube City IMS Corp.
9.75% due 02/01/2015		400,000	369,000
Usiminas Commercial, Ltd.
7.25% due 01/18/2018		230,000	235,175
Vale Overseas, Ltd.
6.25% due 01/23/2017		555,000	537,227
6.875% due 11/21/2036		250,000	232,184
Verso Paper Holdings LLC and Verson Paper Inc, Series B
6.6228% due 08/01/2014 (b)		375,000	345,000
Weyerhaeuser Company
7.375% due 03/15/2032		85,000	84,309
			17,272,378
Communications - 4.52%
Affinity Group, Inc.
9.00% due 02/15/2012		325,000	286,000
10.875% due 02/15/2012		123,587	108,757
Allbritton Communications Company
7.75% due 12/15/2012		750,000	729,375
Alltel Corp.
6.50% due 11/01/2013		250,000	250,625
7.00% due 07/01/2012		1,225,000	1,249,500
America Movil SAB de CV
5.625% due 11/15/2017		395,000	380,421
6.375% due 03/01/2035		473,000	449,299
8.46% due 12/18/2036	MXN	1,000,000	79,288
American Tower Corp.
7.125% due 10/15/2012		$160,000	161,600
AT&T Broadband Corp.
8.375% due 03/15/2013		431,000	474,431
AT&T Corp.
7.30% due 11/15/2011 (b)		165,000	175,739
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		465,000	495,065
AT&T, Inc.
2.8881% due 11/14/2008 (b)		85,000	84,964

The accompanying notes are an integral part of the financial statements.

84

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communications (continued)
AT&T, Inc. (continued)
4.375% due 03/15/2013	EUR	100,000	$147,260
4.95% due 01/15/2013		$450,000	448,440
5.30% due 11/15/2010		175,000	178,968
6.40% due 05/15/2038		510,000	488,214
Barrington Broadcasting Group LLC
10.50% due 08/15/2014		200,000	172,250
Bonten Media Acquisition Company
9.00% due 06/01/2015 (g)		225,000	164,250
British Sky Broadcasting Group PLC
6.10% due 02/15/2018		490,000	482,001
British Telecommunications PLC
5.15% due 01/15/2013		725,000	706,826
8.00% due 12/07/2016	GBP	150,000	312,853
British Telecommunications PLC, EMTN
5.25% due 06/23/2014	EUR	100,000	147,816
Broadview Networks Holdings, Inc.
11.375% due 09/01/2012		$450,000	403,875
BSKYB Finance UK PLC
5.75% due 10/20/2017	GBP	115,000	198,787
Canadian Satellite Radio Holdings, Inc.
12.75% due 02/15/2014		$225,000	193,500
CanWest Media, Inc.
8.00% due 09/15/2012		375,000	333,750
Centennial Communications Corp.
10.00% due 01/01/2013		625,000	634,375
Cisco Systems, Inc.
5.25% due 02/22/2011		250,000	257,397
Citizens Communications Company
7.125% due 03/15/2019		425,000	380,375
Clear Channel Communications, Inc.
4.25% due 05/15/2009		275,000	265,375
4.50% due 01/15/2010		175,000	161,000
6.25% due 03/15/2011		1,275,000	1,080,562
Comcast Cable Communications, Inc.
6.75% due 01/30/2011		225,000	233,095
Comcast Corp.
5.70% due 05/15/2018		360,000	341,540
COX Communications, Inc.
6.25% due 06/01/2018		465,000	453,930
7.125% due 10/01/2012		199,000	207,708
Cricket Communications, Inc.
9.375% due 11/01/2014		1,025,000	986,562
CSC Holdings, Inc.
7.25% due 07/15/2008		250,000	250,000
7.625% due 07/15/2018		75,000	69,000
CSC Holdings, Inc., Series B
7.625% due 04/01/2011		200,000	196,000
8.125% due 07/15/2009		350,000	352,625
Deutsche Telekom International Finance BV
3.875% due 07/22/2008		75,000	74,995
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)		1,075,000	1,014,531
8.875% due 01/15/2015		145,000	136,844
DirecTV Holdings LLC
7.625% due 05/15/2016		325,000	320,125
8.375% due 03/15/2013		625,000	643,750
EchoStar DBS Corp.
5.75% due 10/01/2008		15,000	15,000

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communications (continued)
Echostar DBS Corp. (continued)
6.375% due 10/01/2011		$275,000	$265,375
6.625% due 10/01/2014		250,000	231,250
7.00% due 10/01/2013		150,000	142,875
7.75% due 05/31/2015 (g)		800,000	778,000
Fairpoint Communications, Inc.
13.125% due 04/01/2018 (g)		275,000	269,500
France Telecom SA
7.75% due 03/01/2011		546,000	578,236
France Telecom SA, EMTN
7.25% due 01/28/2013	EUR	70,000	114,749
FTD, Inc.
7.75% due 02/15/2014		$500,000	501,250
GCI, Inc.
7.25% due 02/15/2014		475,000	408,500
Grupo Televisa SA
6.00% due 05/15/2018		150,000	145,978
Historic TW, Inc.
6.875% due 06/15/2018		405,000	402,022
Idearc, Inc.
8.00% due 11/15/2016		750,000	471,562
iPCS, Inc.
4.9978% due 05/01/2013 (b)		450,000	405,000
6.1228% due 05/01/2014 (b)		400,000	340,000
ITV PLC, EMTN
4.75% due 10/03/2011	EUR	60,000	83,828
Kabel Deutschland GmbH
10.625% due 07/01/2014		$375,000	383,437
KONINKLIJKE KPN NV, EMTN
5.75% due 03/18/2016	GBP	105,000	189,562
Lamar Media Corp.
6.625% due 08/15/2015		$775,000	705,250
Lamar Media Corp., Series C
6.625% due 08/15/2015		250,000	227,500
Level 3 Communications, Inc.
6.00% due 09/15/2009		87,000	83,955
6.00% due 03/15/2010		88,000	83,160
12.25% due 03/15/2013		400,000	402,500
Lucent Technologies, Inc.
6.50% due 01/15/2028		825,000	631,125
Mediacom Broadband LLC
8.50% due 10/15/2015		550,000	491,562
MetroPCS Wireless, Inc.
9.25% due 11/01/2014		1,175,000	1,130,937
News America, Inc.
6.15% due 03/01/2037		705,000	649,103
6.20% due 12/15/2034		190,000	175,215
6.40% due 12/15/2035		450,000	425,843
7.375% due 10/17/2008		110,000	111,178
Nexstar Finance Holdings LLC
11.375 due 04/01/2013		415,468	398,849
Nielsen Finance LLC
10.00% due 08/01/2014 (g)		250,000	257,813
Nordic Telephone Company Holdings
8.25% due 05/01/2016 (g)	EUR	100,000	142,488
8.875% due 05/01/2016 (g)		$875,000	857,500
Nortel Networks, Ltd.
6.9631% due 07/15/2011 (b)		925,000	874,125
10.125% due 07/15/2013		75,000	73,312

The accompanying notes are an integral part of the financial statements.

85

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communications (continued)
Orascom Telecom Finance SCA
7.875% due 02/08/2014		$145,000	$134,850
OTE PLC, GMTN
4.625% due 05/20/2016	EUR	100,000	140,063
Paetec Holding Corp.
9.50% due 07/15/2015		$575,000	530,437
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014		200,000	190,000
Qwest Corp.
6.0363% due 06/15/2013 (b)		125,000	119,375
7.50% due 10/01/2014		175,000	168,437
7.875% due 09/01/2011		100,000	100,000
8.875% due 03/15/2012		100,000	102,000
R.H. Donnelley Corp.
8.875% due 10/15/2017 (g)		275,000	163,625
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		600,000	357,000
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		125,000	75,000
Rogers Cable, Inc.
5.50% due 03/15/2014		140,000	134,768
Rogers Wireless, Inc.
6.375% due 03/01/2014		405,000	405,469
7.50% due 03/15/2015		160,000	169,375
Royal KPN NV, EMTN
4.50% due 03/18/2013	EUR	80,000	117,166
SBC Communications, Inc.
5.625% due 06/15/2016		$550,000	544,677
6.45% due 06/15/2034		385,000	371,702
Shaw Communications, Inc.
8.25% due 04/11/2010		100,000	102,750
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		1,100,000	1,108,250
Sprint Capital Corp.
6.90% due 05/01/2019		540,000	473,850
7.625% due 01/30/2011		525,000	515,813
8.375% due 03/15/2012		625,000	618,750
Sprint Nextel Corp.
3.2006% due 06/28/2010 (b)		145,000	134,481
6.00% due 12/01/2016		1,325,000	1,139,500
Sun Media Corp.
7.625% due 02/15/2013		225,000	217,688
Telecom Italia Capital SA
4.00% due 01/15/2010		130,000	128,252
5.25% due 11/15/2013		475,000	448,707
6.999% due 06/04/2018		180,000	181,533
Telecom Italia Finance SA, EMTN
6.875% due 01/24/2013	EUR	300,000	477,292
7.5 due 04/20/2011		70,000	113,601
Telefonaktiebolaget LM Ericsson, EMTN
5.375% due 06/27/2017		80,000	109,492
Telefonica Emisiones SAU
5.855% due 02/04/2013		$50,000	50,334
5.984% due 06/20/2011		180,000	182,662
6.221% due 07/03/2017		305,000	304,855
Telefonica Emisiones SAU, EMTN
4.674% due 02/07/2014	EUR	100,000	147,500
Telefonos de Mexico SA de CV
4.50% due 11/19/2008		$105,000	105,258

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communications (continued)
Thomson Reuters Corp.
5.95% due 07/15/2013	$200,000	$200,804
6.50% due 07/15/2018	355,000	353,749
Time Warner Cable, Inc.
5.40% due 07/02/2012	825,000	816,667
7.30% due 07/01/2038	660,000	655,942
Time Warner Entertainment Company LP
7.25% due 09/01/2008	295,000	296,605
Time Warner, Inc.
5.50% due 11/15/2011	275,000	270,957
TL Acquisitions, Inc. zero coupon due 07/15/2015 (b)(g)	525,000	383,250
Univision Communications, Inc.
7.85% due 07/15/2011	25,000	23,375
9.75% due 03/15/2015 (g)	1,050,000	771,750
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	200,000	204,656
Verizon Communications, Inc.
4.35% due 02/15/2013	725,000	697,483
5.25% due 04/15/2013	325,000	323,130
6.90% due 04/15/2038	280,000	276,716
Verizon Global Funding Corp.
6.875% due 06/15/2012	50,000	52,980
7.25% due 12/01/2010	95,000	100,857
7.75% due 12/01/2030	320,000	343,770
Viacom, Inc.
5.75% due 04/30/2011	85,000	85,198
6.125% due 10/05/2017	150,000	143,824
6.25% due 04/30/2016	295,000	284,933
Videotron Ltee.
6.375% due 12/15/2015	150,000	139,125
6.875% due 01/15/2014	485,000	468,025
9.125% due 04/15/2018 (g)	50,000	52,250
VIP Finance Ireland, Ltd.
8.375% due 04/30/2013	140,000	144,858
9.125% due 04/30/2018	100,000	103,815
Vivendi
5.75% due 04/04/2013	435,000	429,879
Vodafone Group PLC
5.625% due 02/27/2017	275,000	264,902
West Corp.
9.50% due 10/15/2014	450,000	405,000
Wind Acquisition Finance SA
10.75% due 12/01/2015 (g)	425,000	446,250
Windstream Corp.
8.125% due 08/01/2013	25,000	24,938
8.625% due 08/01/2016	700,000	698,250
Windstream Regatta Holdings, Inc.
11.00% due 12/01/2017 (g)	475,000	327,750
		50,987,382
Consumer, Cyclical - 2.43%
Accuride Corp.
8.50% due 02/01/2015	200,000	147,000
ACE Hardware Corp.
9.125% due 06/01/2016 (g)	975,000	911,625
Air Jamaica, Ltd.
9.375% due 07/08/2015	50,000	50,535

The accompanying notes are an integral part of the financial statements.

86

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Allison Transmission, Inc.
11.25% due 11/01/2015 (g)		$825,000	$713,625
AmeriGas Partners LP
7.125% due 05/20/2016		25,000	23,187
7.25% due 05/20/2015		825,000	771,375
Centex Corp.
4.55% due 11/01/2010		145,000	127,600
5.45% due 08/15/2012		55,000	45,787
Commercial Vehicle Group, Inc.
8.00% due 07/01/2013		400,000	347,000
Cooper-Standard Automotive, Inc.
8.375% due 12/15/2014		475,000	349,125
Costco Wholesale Corp.
5.30% due 03/15/2012		175,000	181,001
Couche-Tard US LP
7.50% due 12/15/2013		650,000	641,875
D.R. Horton, Inc.
4.875% due 01/15/2010		65,000	60,450
6.50% due 04/15/2016		245,000	201,819
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	100,000	147,949
DaimlerChrysler N.A. Holding Corp., MTN
3.2344% due 08/03/2009 (b)		$660,000	654,552
DaimlerChrysler NA Holding Corp.
6.50% due 11/15/2013		355,000	368,126
Delta Air Lines, Inc.
6.821% due 08/10/2022		126,469	103,072
Federated Department Stores, Inc.
6.625% due 09/01/2008		100,000	100,114
Federated Retail Holdings, Inc.
5.35% due 03/15/2012		185,000	171,904
Ferrellgas Escrow LLC
6.75% due 05/01/2014		275,000	250,937
Fiat Finance & Trade, Ltd.
6.625% due 02/15/2013	EUR	55,000	82,482
Fiat Finance North America, Inc., EMTN
5.625% due 06/12/2017		50,000	68,262
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)		$250,000	162,500
Gaylord Entertainment Company
6.75% due 11/15/2014		625,000	568,750
8.00% due 11/15/2013		225,000	216,000
General Motors Corp.
7.20% due 01/15/2011		775,000	596,750
8.375% due 07/05/2033	EUR	80,000	68,016
Goodyear Tire & Rubber Company
8.625% due 12/01/2011		$488,000	492,880
GSC Holdings Corp.
8.00% due 10/01/2012		1,175,000	1,198,500
Harrah’s Operating Company, Inc.
5.375% due 12/15/2013		300,000	183,750
5.50% due 07/01/2010		1,560,900	1,395,054
Hasbro, Inc.
6.30% due 09/15/2017		180,000	177,759
Home Depot, Inc.
3.75% due 09/15/2009		100,000	97,791
5.20% due 03/01/2011		165,000	163,643
5.40% due 03/01/2016		220,000	202,016

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Interface, Inc.
10.375% due 02/01/2010		$275,000	$288,750
International Speedway Corp.
4.20% due 04/15/2009		80,000	79,840
INVISTA
9.25% due 05/01/2012 (g)		350,000	357,875
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014		600,000	423,000
JC Penney Company, Inc.
7.375% due 08/15/2008		95,000	95,256
9.00% due 08/01/2012		370,000	392,604
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013 (g)		400,000	412,000
Lennar Corp., Series B
5.60% due 05/31/2015		390,000	285,187
5.95% due 10/17/2011		25,000	20,875
Leslie’s Poolmart
7.75% due 02/01/2013		275,000	257,125
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)		175,000	163,625
Lottomatica SpA
4.80% due 12/22/2008	EUR	30,000	46,965
McDonald’s Corp.
5.30% due 03/15/2017		$205,000	200,930
MDC Holdings, Inc., MTN
5.375% due 12/15/2014		55,000	51,170
MGM Mirage, Inc.
8.50% due 09/15/2010		850,000	839,375
Mobile Services Group, Inc.
9.75% due 08/01/2014		550,000	528,000
Nebraska Book Company, Inc.
8.625% due 03/15/2012		700,000	577,500
Neiman Marcus Group, Inc.
9.00% due 10/15/2015		475,000	469,062
10.375% due 10/15/2015		475,000	475,000
NVR, Inc.
5.00% due 06/15/2010		100,000	97,737
O’Charleys, Inc.
9.00% due 11/01/2013		225,000	199,125
OSI Restaurant Partners, Inc.
10.00% due 05/15/2015 (g)		525,000	339,938
Park Place Entertainment Corp.
8.125% due 05/15/2011		650,000	520,000
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015		525,000	401,625
8.25% due 03/15/2012		525,000	515,812
Pokagon Gaming Authority
10.375% due 06/15/2014 (g)		650,000	697,125
Polo Ralph Lauren Corp.
4.50% due 10/04/2013	EUR	50,000	70,047
Pulte Homes, Inc.
5.20% due 02/15/2015		$310,000	252,650
Rafaella Apparel Group, Inc., Series B
11.25% due 06/15/2011		224,000	131,040
Real Mex Restaurants, Inc.
10.00% due 04/01/2010		150,000	144,000
Royal Caribbean Cruises, Ltd.
7.00% due 06/15/2013		100,000	88,500

The accompanying notes are an integral part of the financial statements.

87

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Ryland Group, Inc.
5.375% due 01/15/2015		$25,000	$21,001
Sears Roebuck Acceptance
6.75% due 08/15/2011		175,000	168,455
7.00% due 02/01/2011		225,000	217,154
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015 (g)		550,000	446,875
Simmons Bedding Company
7.875% due 01/15/2014		225,000	193,500
Southwest Airlines Company
6.50% due 03/01/2012		160,000	156,043
Speedway Motorsports, Inc.
6.75% due 06/01/2013		380,000	370,500
Station Casinos, Inc.
6.00% due 04/01/2012		50,000	39,750
7.75% due 08/15/2016		275,000	210,375
Target Corp.
5.875% due 07/15/2016		415,000	421,510
7.50% due 08/15/2010		150,000	160,608
Tenneco Automotive, Inc.
8.625% due 11/15/2014		300,000	264,750
The Pantry, Inc.
7.75% due 02/15/2014		575,000	431,250
TRW Automotive, Inc.
7.00% due 03/15/2014 (g)		125,000	108,438
7.25% due 03/15/2017 (g)		725,000	609,000
United Components, Inc.
9.375% due 06/15/2013		250,000	233,750
Wal-Mart Stores, Inc.
4.75% due 01/29/2013	GBP	200,000	380,443
6.875% due 08/10/2009		$310,000	321,396
Whirlpool Corp.
6.125% due 06/15/2011		135,000	138,539
Wynn Las Vegas LLC
6.625% due 12/01/2014		1,125,000	1,029,375
			27,387,261
Consumer, Non-cyclical - 2.64%
ACCO Brands Corp.
7.625% due 08/15/2015		150,000	135,000
Ahold Finance USA, Inc., EMTN
6.50% due 03/14/2017	GBP	100,000	187,234
Aramark Corp.
5.00% due 06/01/2012		$400,000	350,000
6.3728% due 02/01/2015 (b)		300,000	280,500
AstraZeneca PLC
5.40% due 06/01/2014		50,000	51,195
AstraZeneca PLC, EMTN
5.125% due 01/15/2015	EUR	55,000	84,307
Aventis SA, EMTN
4.25% due 09/15/2010		54,000	82,708
B&G Foods, Inc.
8.00% due 10/01/2011		$475,000	466,687
BAT International Finance PLC, EMTN
5.375% due 06/29/2017	EUR	80,000	115,957
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (g)		$700,000	703,500
Biogen Idec, Inc.
6.00% due 03/01/2013		440,000	436,618

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Bunge, Ltd.
4.375% due 12/15/2008		$305,000	$305,463
5.90% due 04/01/2017		455,000	416,628
Cardinal Health, Inc.
2.9581% due 10/02/2009 (b)		250,000	245,508
Casino Guichard Perrachon SA, EMTN
4.875% due 04/10/2014	EUR	50,000	70,882
Centene Corp.
7.25% due 04/01/2014		$400,000	378,000
Community Health Systems, Inc.
8.875% due 07/15/2015		2,000,000	2,012,500
CRC Health Corp.
10.75% due 02/01/2016		100,000	82,000
DaVita, Inc.
6.625% due 03/15/2013		525,000	504,000
7.25% due 03/15/2015		825,000	802,312
Del Monte Corp.
8.625% due 12/15/2012		575,000	583,625
Delhaize Group
5.625% due 06/27/2014	EUR	50,000	73,834
6.50% due 06/15/2017		$105,000	105,916
Deluxe Corp.
7.375% due 06/01/2015		475,000	415,625
Education Management Corp.
8.75% due 06/01/2014		525,000	488,250
Eli Lilly & Company
5.55% due 03/15/2037		205,000	193,302
ERAC USA Finance Company
5.60% due 05/01/2015 (g)		205,000	187,388
7.95% due 12/15/2009 (g)		360,000	372,626
Fortune Brands, Inc.
5.125% due 01/15/2011		70,000	69,628
FTI Consulting, Inc.
7.625% due 06/15/2013		350,000	355,250
7.75% due 10/01/2016		250,000	256,250
Genentech, Inc.
4.40% due 07/15/2010		360,000	365,408
4.75% due 07/15/2015		140,000	138,794
General Mills, Inc., MTN
6.378% due 10/15/2008		225,000	226,447
GlaxoSmithKline Capital PLC, EMTN
5.125% due 12/13/2012	EUR	50,000	76,996
5.625% due 12/13/2017		100,000	154,374
HCA, Inc.
9.25% due 11/15/2016		$2,275,000	2,343,250
9.625% due 11/15/2016		175,000	180,250
Health Management Associates, Inc.
3.70% due 08/16/2020		1,233,731	1,145,445
6.125% due 04/15/2016		1,300,000	1,137,500
Healthsouth Corp.
10.75% due 06/15/2016		450,000	483,750
Hertz Corp.
8.875% due 01/01/2014		700,000	640,500
10.50% due 01/01/2016		275,000	250,250
Highmark, Inc.
6.80% due 08/15/2013 (g)		185,000	202,496
Hospira, Inc.
4.95% due 06/15/2009		80,000	80,510

The accompanying notes are an integral part of the financial statements.

88

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Imperial Tobacco Finance PLC, EMTN
4.375% due 11/22/2013	EUR	100,000	$138,858
6.875% due 06/13/2012	GBP	47,000	90,587
iPayment, Inc.
9.75% due 05/15/2014		$425,000	359,125
Johnson & Johnson
4.75% due 11/06/2019	EUR	50,000	74,457
Kellogg Company
4.25% due 03/06/2013		$820,000	796,588
Kraft Foods, Inc., EMTN
6.25% due 03/20/2015	EUR	50,000	77,062
Kroger Company
6.15% due 01/15/2020		$140,000	138,518
Mac-Gray Corp.
7.625% due 08/15/2015		525,000	501,375
Manpower, Inc., EMTN
4.75% due 06/14/2013	EUR	50,000	71,365
McCormick & Company, Inc.
5.80% due 07/15/2011		$120,000	126,081
McCormick & Company, Inc., MTN
3.35% due 04/15/2009		95,000	95,154
Medtronic, Inc., Series B
4.375% due 09/15/2010		125,000	126,963
4.75% due 09/15/2015		360,000	349,389
Merck KGAA
4.75% due 11/26/2010	EUR	50,000	77,076
Omnicare, Inc.
6.75% due 12/15/2013		$300,000	282,000
6.875% due 12/15/2015		700,000	647,500
Panamerican Beverages, Inc.
7.25% due 07/01/2009		30,000	30,998
PepsiAmericas, Inc.
4.875% due 01/15/2015		45,000	43,313
Procter & Gamble Company
4.95% due 08/15/2014		370,000	382,122
Rental Service Corp.
9.50% due 12/01/2014		150,000	125,250
Rentokil Initial PLC, EMTN
4.625% due 03/27/2014	EUR	50,000	65,712
Reynolds American, Inc.
6.50% due 07/15/2010		$50,000	50,750
7.25% due 06/01/2013		875,000	542,709
SABMiller PLC
6.20% due 07/01/2011 (g)		330,000	338,487
Safeway, Inc.
4.125% due 11/01/2008		55,000	55,036
Sunstate Equipment Company LLC
10.50% due 04/01/2013 (g)		475,000	375,250
Symbion, Inc.
11.00% due 08/23/2015		275,000	207,625
SYSCO Corp
5.25% due 02/12/2018		115,000	115,284
Tesco PLC, EMTN
5.50% due 12/13/2019	GBP	110,000	202,112
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016		$320,000	312,684
The Kroger Company
8.05% due 02/01/2010		500,000	523,253

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
U.S. Oncology Holdings, Inc., PIK
7.9494% due 03/15/2012		$381,706	$301,548
United Rentals North America, Inc.
6.50% due 02/15/2012		500,000	450,000
United Surgical Partners International, Inc.
8.875% due 05/01/2017		475,000	441,750
Universal Hospital Services, Inc.
6.3025% due 06/01/2015 (b)		200,000	187,000
8.50% due 06/01/2015		100,000	100,000
US Oncology, Inc.
9.00% due 08/15/2012		125,000	124,063
10.75% due 08/15/2014		200,000	198,500
Valassis Communications, Inc.
8.25% due 03/01/2015		700,000	635,250
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014		575,000	569,250
Visant Holding Corp. zero coupon, Step up to 10.25% on
12/01/2008 due 12/01/2013		525,000	509,250
WellPoint, Inc.
4.25% due 12/15/2009		35,000	34,648
5.00% due 01/15/2011		415,000	410,134
William Wrigley Jr. Company
4.65% due 07/15/2015		50,000	48,436
Wyeth
5.95% due 04/01/2037		205,000	197,874
			29,769,049
Diversified - 0.04%
Hutchison Whampoa Finance, Ltd.
5.875% due 07/08/2013	EUR	58,000	88,030
JSG Funding PLC
7.75% due 04/01/2015		$450,000	409,500
			497,530
Energy - 3.39%
Amerada Hess Corp.
7.375% due 10/01/2009		65,000	67,597
Atlantic Richfield Corp.
9.125% due 03/01/2011		95,000	106,544
Baker Hughes, Inc.
6.00% due 02/15/2009		295,000	298,179
Boardwalk Pipelines LLC
5.50% due 02/01/2017		205,000	191,032
Buckeye Partners LP
6.05% due 01/15/2018		145,000	142,325
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013		275,000	275,477
6.25% due 03/15/2038		240,000	225,162
6.45% due 06/30/2033		65,000	63,325
Chesapeake Energy Corp.
6.375% due 06/15/2015		25,000	23,625
6.50% due 08/15/2017		1,330,000	1,243,550
6.875% due 01/15/2016		25,000	24,125
6.875% due 11/15/2020		375,000	352,500
Cimarex Energy Company
7.125% due 05/01/2017		400,000	393,000
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015		100,000	99,750
7.75% due 05/15/2017		1,775,000	1,777,219

The accompanying notes are an integral part of the financial statements.

89

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Complete Production Services, Inc.
8.00% due 12/15/2016		$625,000	$624,219
Compton Petroleum Finance Corp.
7.625% due 12/01/2013		600,000	589,500
Connacher Oil and Gas, Ltd.
10.25% due 12/15/2015		625,000	659,375
ConocoPhillips Company
5.30% due 04/15/2012		480,000	493,466
Copano Energy LLC
8.125% due 03/01/2016		600,000	603,000
Denbury Resources, Inc.
7.50% due 04/01/2013		175,000	174,562
7.50% due 12/15/2015		300,000	298,500
Devon Financing Corp., ULC
6.875% due 09/30/2011		345,000	366,169
7.875% due 09/30/2031		405,000	478,345
Diamond Offshore Drilling, Inc.
4.875% due 07/01/2015		220,000	210,869
5.15% due 09/01/2014		375,000	368,175
Duke Capital Corp.
7.50% due 10/01/2009		110,000	112,182
Duke Capital Corp., Series B
6.75% due 07/15/2018		80,000	80,782
Dynegy Holdings, Inc.
7.50% due 06/01/2015		575,000	530,437
7.75% due 06/01/2019		1,075,000	978,250
El Paso Natural Gas Company
5.95% due 04/15/2017		98,000	94,564
EnCana Corp.
4.60% due 08/15/2009		240,000	241,282
5.90% due 12/01/2017		380,000	381,937
6.50% due 08/15/2034		270,000	264,889
Encore Acquisition Company
6.25% due 04/15/2014		300,000	286,500
7.25% due 12/01/2017		525,000	511,875
Energy Partners, Ltd.
9.75% due 04/15/2014		300,000	281,250
Enterprise Products Operating LP
4.95% due 06/01/2010		490,000	489,894
6.30% due 09/15/2017		220,000	218,462
EOG Resources, Inc.
5.875% due 09/15/2017		195,000	196,316
Ferrellgas Partners LP
8.75% due 06/15/2012		725,000	710,500
Forest Oil Corp.
7.25% due 06/15/2019		700,000	672,000
8.00% due 12/15/2011		400,000	412,000
Foundation PA Coal Company
7.25% due 08/01/2014		450,000	450,000
Gaz Capital for Gazprom
7.288% due 08/16/2037		840,000	783,250
8.625% due 04/28/2034		165,000	178,612
Gaz Capital for Gazprom, EMTN
4.56% due 12/09/2012	EUR	150,000	210,166
Gaz Capital SA
7.343% due 04/11/2013 (g)		$325,000	332,312
8.146% due 04/11/2018		450,000	462,723
Hess Corp.
6.65% due 08/15/2011		350,000	367,099

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Hess Corp. (continued)
7.875% due 10/01/2029		$439,000	$503,492
Hilcorp Energy I LP
7.75% due 11/01/2015 (g)		675,000	648,000
International Coal Group, Inc.
10.25% due 07/15/2014		375,000	381,562
Key Energy Services, Inc.
8.375% due 12/01/2014 (g)		225,000	229,500
Kinder Morgan Finance Company
5.70% due 01/05/2016		440,000	391,600
Kinder Morgan, Inc.
6.50% due 09/01/2012		139,000	135,525
Marathon Oil Corp.
5.90% due 03/15/2018		430,000	424,966
6.00% due 10/01/2017		240,000	238,630
6.60% due 10/01/2037		80,000	78,868
Newfield Exploration Company
6.625% due 09/01/2014		30,000	28,200
Northwest Pipeline Corp.
5.95% due 04/15/2017		60,000	58,050
Nustar Logistics
7.65% due 04/15/2018		185,000	187,114
OPTI Canada, Inc.
7.875% due 12/15/2014		515,000	508,562
8.25% due 12/15/2014		450,000	447,750
Panhandle Eastern Pipe Line Company
4.80% due 08/15/2008		135,000	134,967
Peabody Energy Corp.
7.375% due 11/01/2016		375,000	374,062
Pemex Project Funding Master Trust
4.0763% due 06/15/2010 (b)(g)		195,000	195,780
5.75% due 03/01/2018		250,000	246,875
6.25% due 08/05/2013	EUR	150,000	235,624
Pemex Project Funding Master Trust, Series JUN
5.75% due 03/01/2018		$225,000	224,431
Petrobras International Finance Company
5.875% due 03/01/2018		420,000	404,016
Petro-Canada
6.80% due 05/15/2038		125,000	122,438
PetroHawk Energy Corp.
7.875% due 06/01/2015 (g)		175,000	170,844
9.125% due 07/15/2013		650,000	666,250
Petroleos de Venezuela SA
5.25% due 04/12/2017		305,000	211,975
5.375% due 04/12/2027		800,000	474,000
Plains Exploration & Production Company
7.00% due 03/15/2017		650,000	624,000
7.625% due 06/01/2018		250,000	250,000
7.75% due 06/15/2015		150,000	151,125
Praxair, Inc.
5.20% due 03/15/2017		205,000	200,344
Premcor Refining Group, Inc.
6.75% due 02/01/2011		110,000	111,990
Quicksilver Resources, Inc.
8.25% due 08/01/2015		575,000	569,250
Range Resources Corp.
6.375% due 03/15/2015		625,000	596,875
7.25% due 05/01/2018		125,000	124,062
7.375% due 07/15/2013		50,000	49,875

The accompanying notes are an integral part of the financial statements.

90

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Range Resources Corp. (continued)
7.50% due 05/15/2016		$25,000	$24,906
7.50% due 10/01/2017		450,000	447,750
Repsol International Finance BV, EMTN
4.75% due 02/16/2017	EUR	100,000	141,957
SandRidge Energy, Inc.
6.3225% due 04/01/2014 (b)		$500,000	490,674
SandRidge Energy, Inc., PIK
8.625% due 04/01/2015 (g)		1,000,000	1,025,000
Southern Natural Gas Company
5.90% due 04/01/2017 (g)	98,000	93,623
Southwestern Energy Company
7.50% due 02/01/2018 (g)		425,000	437,287
Sunoco, Inc.
4.875% due 10/15/2014		25,000	23,603
5.75% due 01/15/2017		240,000	228,194
TEPPCO Partners LP
5.90% due 04/15/2013		330,000	331,859
7.55% due 04/15/2038		520,000	542,079
Texas Gas Transmission LLC
5.50% due 04/01/2013 (g)		1,220,000	1,196,968
Transocean, Inc.
2.8731% due 09/05/2008 (b)		250,000	249,671
5.25% due 03/15/2013		465,000	469,857
Valero Energy Corp.
3.50% due 04/01/2009		100,000	99,727
6.125% due 06/15/2017		520,000	502,208
Venoco, Inc.
8.75% due 12/15/2011		100,000	97,750
Williams Companies, Inc.
7.75% due 06/15/2031		400,000	416,000
8.125% due 03/15/2012		630,000	661,500
XTO Energy, Inc.
4.625% due 06/15/2013		570,000	551,018
5.65% due 04/01/2016		240,000	237,918
YPF SA, MTNC
10.00% due 11/02/2028		195,000	203,288
			38,270,311
Financial - 7.90%
AAC Group Holding Corp. zero coupon, Step up to 10.25% on
10/01/2008 due 10/01/2012		125,000	119,375
ACE INA Holdings, Inc.
5.70% due 02/15/2017		255,000	244,798
AGFC Capital Trust I
6.00% due 01/15/2067 (b)(g)		200,000	158,706
Alamosa Delaware, Inc.
8.50% due 01/31/2012		400,000	396,000
Allstate Life Funding LLC, EMTN
6.375% due 01/17/2011	GBP	47,000	91,969
AMB Property LP, MTN
5.90% due 08/15/2013		$40,000	38,911
6.30% due 06/01/2013		225,000	223,593
American Express Centurion Bank
4.375% due 07/30/2009		300,000	298,764
American Express Credit Corp., EMTN
3.625% due 10/13/2009	EUR	53,000	80,680

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
American Express Credit Corp., MTN
5.875% due 05/02/2013		$515,000	$513,269
American General Finance Corp.
4.125% due 11/29/2013	EUR	50,000	63,696
American General Finance Corp., MTNI
5.40% due 12/01/2015		$220,000	186,708
American Honda Finance Corp.
4.50% due 05/26/2009 (g)		385,000	387,296
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)	EUR	150,000	176,169
Arch Western Finance LLC
6.75% due 07/01/2013		$450,000	441,000
ASIF II, EMTN
5.625% due 02/01/2012	GBP	167,000	307,796
ATF Bank
9.00% due 05/11/2016		$150,000	149,625
Australia & New Zealand Banking Group,
Ltd., EMTN
4.375% due 05/24/2012	EUR	100,000	148,484
4.45% due 02/05/2015 (b)		83,000	125,931
AvalonBay Communities, Inc., REIT, MTN
4.95% due 03/15/2013		$55,000	52,019
6.125% due 11/01/2012		175,000	175,376
6.625% due 09/15/2011		255,000	261,021
BAC Capital Trust VI
5.625% due 03/08/2035		463,000	377,009
Banca Intesa SpA, EMTN
5.85% due 05/08/2014 (b)	EUR	65,000	102,126
Banca Monte dei Paschi di Siena SpA, EMTN
4.50% due 09/24/2015 (b)		70,000	105,154
4.875% due 05/31/2016		100,000	136,093
Bank Nederlandse Gemeenten, EMTN
4.625% due 09/13/2012		950,000	1,468,243
Bank of America Corp.
4.375% due 12/01/2010		$200,000	199,319
4.50% due 08/01/2010		150,000	149,944
5.65% due 05/01/2018		1,220,000	1,138,976
5.75% due 08/15/2016		205,000	195,744
7.40% due 01/15/2011		50,000	52,147
Bank of America Corp., EMTN
4.00% due 03/28/2017 (b)	EUR	100,000	136,780
4.625% due 02/18/2014		110,000	163,220
5.25% due 11/09/2016	GBP	100,000	176,207
Bank of Ireland
6.45% due 02/10/2010	EUR	47,000	74,491
Bank of New York Mellon Corp., MTN
4.50% due 04/01/2013		$365,000	355,805
Bank One Corp.
5.25% due 01/30/2013		180,000	177,012
5.90% due 11/15/2011		50,000	50,941
7.875% due 08/01/2010		350,000	370,476
Banque du Liban, EMTN
10.00% due 04/25/2015		250,000	264,375
Barclays Bank PLC
7.40% due 12/15/2009		300,000	311,027
Barclays Bank PLC, EMTN
5.75% due 03/08/2011	EUR	85,000	132,418
BB&T Capital Trust II
6.75% due 06/07/2036		$190,000	166,403

The accompanying notes are an integral part of the financial statements.

91

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Berkshire Hathaway Finance Corp.
4.60% due 05/15/2013		$425,000	$423,699
BES Finance, Ltd., EMTN
6.25% due 05/17/2011	EUR	60,000	93,207
BF Saul, REIT
7.50% due 03/01/2014		$150,000	129,750
BNP Paribas, EMTN
4.75% due 04/04/2011	EUR	105,000	160,263
5.431% due 09/07/2017		100,000	153,883
Boeing Capital Corp., Ltd.
7.375% due 09/27/2010		$365,000	390,763
Camden Property Trust, REIT
4.375% due 01/15/2010		80,000	77,972
Capital One Capital IV
6.745% due 02/17/2037 (b)		425,000	317,574
Caterpillar Financial Services Corp.
4.50% due 06/15/2009		125,000	125,818
Caterpillar Financial Services Corp., MTN
4.25% due 02/08/2013		235,000	229,657
5.85% due 09/01/2017		170,000	174,109
Caterpillar Financial Services Corp., Series F
4.50% due 09/01/2008		120,000	120,266
CenterCredit International BV
8.625% due 01/30/2014		450,000	414,563
Chukchansi Economic Development Authority
6.3275% due 11/15/2012 (b)(g)		50,000	41,875
CIT Group, Inc.
3.875% due 11/03/2008		290,000	283,661
7.625% due 11/30/2012		155,000	128,833
CIT Group, Inc., MTN
2.8256% due 08/15/2008 (b)		100,000	99,891
CIT Group, Inc., MTN, Series G
4.25% due 09/22/2011	EUR	50,000	59,265
Citigroup, Inc.
3.625% due 02/09/2009		$110,000	109,840
3.875% due 05/21/2010	EUR	74,000	112,125
4.75% due 02/10/2019 (b)		90,000	123,346
5.00% due 09/15/2014		$755,000	699,254
5.125% due 02/14/2011		300,000	298,859
5.50% due 08/27/2012		225,000	221,875
5.50% due 04/11/2013		1,050,000	1,024,776
5.85% due 07/02/2013		590,000	583,969
6.125% due 05/15/2018		690,000	660,307
Citigroup, Inc., EMTN
3.50% due 08/05/2015	EUR	110,000	144,824
6.40% due 03/27/2013		120,000	186,797
Clarendon Alumina Production, Ltd.
8.50% due 11/16/2021		$100,000	103,750
Countrywide Financial Corp.
4.50% due 06/15/2010		145,000	134,943
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009		530,000	506,194
Credit Agricole SA, EMTN
5.971% due 01/02/2018	EUR	200,000	313,974
Credit Agricole SA, Series TSDI
5 due 06/20/2049 (b)	GBP	130,000	206,505
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010		$450,000	454,572

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Credit Suisse Group Finance Guernsey, Ltd.
6.375% due 06/07/2013	EUR	70,000	$109,668
Credit Suisse Guernsey, Ltd.
5.86% due 05/29/2049 (b)		$300,000	250,094
Credit Suisse USA, Inc.
5.50% due 08/16/2011		170,000	171,961
Credit Suisse/London, EMTN
4.75% due 09/24/2010	EUR	105,000	161,370
5.125% due 09/18/2017		75,000	112,214
Danske Bank A/S, EMTN
6.00% due 03/20/2016 (b)		150,000	227,234
Deutsche Bank AG
5.125% due 01/31/2013		40,000	61,058
Deutsche Genossenschafts-Hypothekenbank AG,
EMTN
4.00% due 10/31/2016		2,000,000	2,927,878
Developers Diversified Realty Corp., REIT
3.875% due 01/30/2009		$25,000	24,703
Digicel, Ltd.
9.25% due 09/01/2012 (g)		800,000	823,000
DnB NOR Bank ASA, EMTN
4.75% due 03/28/2011	EUR	80,000	122,336
Duke Realty LP
6.25% due 05/15/2013		$245,000	240,295
E*Trade Financial Corp.
8.00% due 06/15/2011		150,000	138,000
12.50% due 11/30/2017		1,075,000	1,155,625
ERP Operating LP
3.85% due 08/15/2026		13,000	12,415
5.25% due 09/15/2014		200,000	185,889
Eurohypo AG
4.50% due 01/21/2013 (g)	EUR	750,000	1,151,091
Federal Realty Investment Trust
6.00% due 07/15/2012		$155,000	152,998
Felcor Lodging LP, REIT
8.50% due 06/01/2011		250,000	244,375
Fifth Third Bancorp
6.25% due 05/01/2013		300,000	274,593
8.25% due 03/01/2038		150,000	121,516
Ford Motor Credit Company
4.2831% due 01/15/2010 (b)		85,000	74,836
5.70% due 01/15/2010		100,000	85,317
7.1631% due 04/15/2012 (b)		2,675,000	2,507,122
7.375% due 10/28/2009		365,000	332,434
Fortis Bank SA/NV, EMTN
5.757% due 10/04/2017	EUR	125,000	184,585
Fund American Companies, Inc.
5.875% due 05/15/2013		$185,000	178,966
GATX Financial Corp.
5.50% due 02/15/2012		285,000	282,689
GE Capital European Funding, EMTN
3.50% due 02/14/2013	EUR	163,000	234,700
GE Capital UK Funding, EMTN
5.625% due 12/12/2014	GBP	145,000	274,483
General Electric Capital Corp.
4.625% due 09/15/2066 (b)	EUR	130,000	171,508
4.80% due 05/01/2013		$905,000	886,600
5.625% due 05/01/2018		845,000	817,161
5.875% due 01/14/2038		460,000	416,883

The accompanying notes are an integral part of the financial statements.

92

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
General Electric Capital Corp., MTN
5.25% due 10/19/2012		$450,000	$454,387
5.625% due 09/15/2017		335,000	327,607
General Electric Capital Corp., Series A
5.875% due 02/15/2012		500,000	518,740
General Electric Capital Corp., Series A, MTN
6.00% due 06/15/2012		680,000	702,702
General Motors Acceptance Corp.
5.625% due 05/15/2009		1,166,000	1,079,598
6.875% due 08/28/2012		1,975,000	1,352,435
7.75% due 01/19/2010		100,000	85,513
Genworth Financial, Inc.
5.75% due 06/15/2014		59,000	57,189
6.15% due 11/15/2066 (b)		153,000	120,270
GMAC LLC, EMTN
5.75% due 09/27/2010	EUR	40,000	45,974
Goldman Sachs Group, Inc.
3.75% due 02/04/2013		75,000	104,815
5.125% due 10/16/2014		100,000	143,123
6.15% due 04/01/2018		$800,000	776,127
6.345% due 02/15/2034		271,000	229,735
6.60% due 01/15/2012		150,000	154,242
6.75% due 10/01/2037		550,000	503,110
6.875% due 01/15/2011		700,000	726,660
Goldman Sachs Group, Inc., GMTN
4.50% due 01/30/2017	EUR	100,000	134,820
GTB Finance BV
8.50% due 01/29/2012		$250,000	240,000
Hartford Financial Services Group, Inc.
5.25% due 10/15/2011		260,000	257,009
5.375% due 03/15/2017		255,000	240,288
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015		700,000	705,250
8.875% due 04/01/2015		200,000	201,000
9.75% due 04/01/2017		175,000	175,000
HBOS PLC
5.92% due 09/29/2049 (b)(g)		400,000	284,881
6.00% due 11/01/2033 (g)		390,000	315,341
6.05% due 11/23/2049 (b)	EUR	70,000	97,968
HBOS PLC, EMTN
4.375% due 10/30/2019 (b)		93,000	121,847
Hospitality Properties Trust
5.625% due 03/15/2017		$255,000	206,957
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016		925,000	820,938
HSBC Bank PLC, EMTN
4.25% due 03/18/2016 (b)	EUR	79,000	117,885
HSBC Bank USA, Inc.
4.625% due 04/01/2014		$100,000	94,974
HSBC Capital Funding LP
8.03% due 12/29/2049 (b)	EUR	25,000	39,405
HSBC Finance Corp.
4.125% due 11/16/2009		$150,000	149,006
HSBC Holdings PLC
3.625% due 06/29/2020 (b)	EUR	75,000	98,446
6.50% due 05/02/2036		$170,000	158,061
9.875% due 04/08/2018	GBP	120,000	265,096
HSBK Europe BV
7.75% due 05/13/2013		$150,000	141,945

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
HUB International Holdings, Inc.
9.00% due 12/15/2014 (g)		$575,000	$520,375
10.25% due 06/15/2015 (g)		925,000	758,500
Hypothekenbank in Essen AG
3.785% due 11/21/2013	EUR	789,000	1,172,710
3.875% due 11/21/2013		981,000	1,454,660
Icahn Enterprises LP
7.125% due 02/15/2013		$550,000	499,125
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		15,000	12,045
ING Bank NV, EMTN
5.50% due 01/04/2012	EUR	70,000	108,750
International Lease Finance Corp., EMTN
4.125% due 10/09/2008		66,000	102,855
International Lease Finance Corp., MTN
5.30% due 05/01/2012		$480,000	424,044
5.45% due 03/24/2011		635,000	596,738
6.625% due 11/15/2013		650,000	584,019
Intesa Sanpaolo SpA, EMTN
4.375% due 06/26/2018 (b)	EUR	100,000	142,845
Intesabci Capital Trust
6.988% due 07/29/2049 (b)		55,000	84,271
iPayment Investors LP
11.625% due 07/15/2014 (b)(g)		$391,725	407,394
Islandsbanki HF
2.8731% due 10/15/2008 (b)(g)		175,000	174,020
Jefferies Group, Inc.
5.875% due 06/08/2014		176,000	166,721
6.25% due 01/15/2036		245,000	179,062
John Deere Capital Corp., MTN
4.95% due 12/17/2012		1,030,000	1,034,553
5.50% due 04/13/2017		140,000	140,208
JP Morgan Chase & Company
4.75% due 05/01/2013		385,000	374,166
6.00% due 01/15/2018		830,000	808,538
6.25% due 01/15/2009		335,000	338,214
6.3643% due 06/20/2011 (b)	RUB	2,000,000	86,443
6.40% due 05/15/2038		$405,000	375,652
JP Morgan Chase & Company, EMTN
4.25% due 06/09/2011	EUR	38,000	57,243
4.375% due 11/12/2019 (b)		150,000	205,220
4.375% due 01/30/2014		100,000	145,411
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036		$110,000	101,464
JP Morgan Chase Capital XXII, Series V
6.45% due 02/02/2037		245,000	209,998
KAR Holdings, Inc.
6.8728% due 05/01/2014 (b)		250,000	207,500
10.00% due 05/01/2015		450,000	378,000
KeyCorp, MTNG
4.70% due 05/21/2009		40,000	39,438
Kimco Realty Corp., MTN, REIT
4.904% due 02/18/2015		55,000	49,388
Kreditanstalt fuer Wiederaufbau
4.70% due 06/02/2037	CAD	430,000	405,558
Kreditanstalt fuer Wiederaufbau, EMTN
7.375% due 01/27/2010	NGN	50,000,000	412,575
8.50% due 01/18/2011		35,000,000	300,789

The accompanying notes are an integral part of the financial statements.

93

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Kreditanstalt fuer Wiederaufbau, Series EXCH
5.50% due 12/07/2015	GBP	450,000	$882,091
Landwirtschaftliche Rentenbank, Series 7
3.75% due 06/15/2009		$95,000	95,596
Lehman Brothers Holdings, Inc.
6.50% due 07/19/2017		990,000	915,868
7.50% due 05/11/2038		525,000	486,974
Lehman Brothers Holdings, Inc., EMTN
4.625% due 03/14/2019 (b)	EUR	150,000	173,538
5.375% due 10/17/2012		50,000	70,016
Lehman Brothers Holdings, Inc., MTN
5.25% due 02/06/2012		$430,000	406,924
6.875% due 05/02/2018		810,000	784,165
Lehman Brothers Holdings, Inc., MTN, Series G
3.95% due 11/10/2009		300,000	290,234
Local TV Finance LLC
9.25% due 06/15/2015 (g)		200,000	156,000
Lukoil International Finance BV
6.656% due 06/07/2022		275,000	250,250
Mack-Cali Realty LP, REITS
5.80% due 01/15/2016		75,000	68,309
Mangrove Bay Pass Through Trust
6.102% due 07/15/2033 (b)(g)		200,000	122,126
Mellon Funding Corp.
6.375% due 11/08/2011	GBP	143,000	278,732
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013		$645,000	608,365
7.75% due 05/14/2038		435,000	407,802
Merrill Lynch & Company, Inc., EMTN
4.625% due 10/02/2013	EUR	137,000	186,572
Merrill Lynch & Company, Inc., MTN
6.15% due 04/25/2013		$210,000	203,532
6.875% due 04/25/2018		805,000	766,139
Merrill Lynch & Company, Inc., Series CPI
5.36% due 03/02/2009 (b)		130,000	128,346
Metropolitan Life Global Funding
5.125% due 11/09/2011 (g)		435,000	439,874
Metropolitan Life Global Funding I, EMTN
4.625% due 05/16/2017	EUR	100,000	137,603
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd.
6.346% due 07/29/2049 (b)		$200,000	173,358
Mizuho Capital Investment 1, Ltd.
5.02% due 06/29/2049 (b)	EUR	50,000	68,158
6.686% due 12/31/2049 (b)(g)		$120,000	101,932
Monumental Global Funding, Ltd., EMTN
5.375% due 03/13/2009	EUR	38,000	59,822
Morgan Stanley
4.00% due 01/15/2010		$500,000	491,015
Morgan Stanley, EMTN
4.00% due 11/17/2015	EUR	150,000	195,390
Morgan Stanley, GMTN
5.125% due 11/30/2015	GBP	100,000	168,083
Morgan Stanley, MTN
5.625% due 01/09/2012		$50,000	50,037
6.00% due 04/28/2015		650,000	621,412
6.625% due 04/01/2018		590,000	559,040
MPS Capital Trust I
7.99% due 12/29/2049 (b)	EUR	35,000	54,187

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Muenchener Rueckversicherungs AG
5.767% due 06/29/2049 (b)	EUR	100,000	$134,535
National Australia Bank, Ltd., EMTN
4.50% due 06/23/2016 (b)		100,000	145,778
National Gas Company
6.05% due 01/15/2036 (g)		$100,000	91,259
National Rural Utilities Cooperative Finance Corp.
4.375% due 10/01/2010		100,000	100,642
Nationwide Building Society, EMTN
3.375% due 08/17/2015 (b)	EUR	53,000	74,910
Nationwide Mutual Insurance Company
6.60% due 04/15/2034 (g)		$110,000	90,919
NCNB Corp.
9.375% due 09/15/2009		340,000	355,408
New York Life Global Funding
4.625% due 08/16/2010 (g)		215,000	217,269
New York Life Global Funding, EMTN
4.375% due 01/19/2017	EUR	100,000	139,851
Nexstar Finance, Inc.
7.00% due 01/15/2014		$350,000	304,500
Nissan Motor Acceptance Corp.
4.625% due 03/08/2010 (g)		100,000	99,947
NLV Financial Corp.
7.50% due 08/15/2033 (g)		265,000	250,099
Nordea Bank Finland PLC, EMTN
5.75% due 03/26/2014 (b)	EUR	50,000	78,610
Northern Trust Company, BKNT
4.60% due 02/01/2013		$100,000	97,138
Northern Trust Corp.
5.30% due 08/29/2011		141,000	144,425
Nuveen Investments, Inc.
5.00% due 09/15/2010		350,000	315,875
10.50% due 11/15/2015 (g)		425,000	392,063
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015		750,000	536,250
Ohio National Financial Services, Inc.
6.35% due 04/01/2013 (g)		15,000	16,191
Orascom Telecom Finance SCA
7.875% due 02/08/2014		110,000	102,025
Pacific Life Funding LLC, EMTN
5.125% due 01/20/2015	GBP	87,000	156,259
5.50% due 05/14/2009	EUR	38,000	59,340
PF Export Receivables Master Trust
6.436% due 06/01/2015 (g)		$50,837	50,130
PNC Funding Corp.
5.625% due 02/01/2017		195,000	181,839
7.50% due 11/01/2009		285,000	294,804
Principal Financial Global Funding II LLC, EMTN
4.50% due 01/26/2017	EUR	50,000	69,788
Principal Financial Group, Inc.
6.05% due 10/15/2036		$180,000	159,439
Principal Life Global Funding I
5.25% due 01/15/2013 (g)		160,000	157,246
Principal Life Income Funding Trusts
5.20% due 11/15/2010		35,000	34,645
Principal Financial Global Funding LLC, EMTN
4.50% due 01/22/2009	EUR	38,000	59,526
Rabobank Nederland, EMTN
3.125% due 07/19/2010		70,000	105,772

The accompanying notes are an integral part of the financial statements.

94

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Rabobank Nederland, EMTN (continued)
4.25% due 01/16/2017	EUR	50,000	$72,970
Rainbow National Services LLC
8.75% due 09/01/2012 (g)		$75,000	76,125
Reckson Operating Partnership, REIT
6.00% due 03/31/2016		200,000	169,809
Red Arrow International Leasing PLC
8.375% due 06/30/2012	RUB	1,554,053	66,589
Regency Centers LP, REIT
5.875% due 06/15/2017		$120,000	111,065
Rio Tinto Finance USA, Ltd.
2.625% due 09/30/2008		135,000	134,602
RLI Corp.
5.95% due 01/15/2014		15,000	14,499
Royal Bank of Scotland PLC, EMTN
6.00% due 05/10/2013	EUR	40,000	61,519
6 due 06/29/2049 (b)	GBP	130,000	228,903
Sanpaolo IMI SpA, EMTN
3.75% due 06/09/2015 (b)	EUR	57,000	85,321
Santander Issuances S.A. Unipersonal, EMTN
4.75% due 05/29/2019 (b)		100,000	142,949
Security Benefit Life Insurance Company
7.45% due 10/01/2033 (g)		$80,000	71,063
Severn Trent Utilities Finance PLC, EMTN
5.25% due 03/11/2016	EUR	70,000	105,370
Shinsei Bank, Ltd.
3.75% due 02/23/2016 (b)		80,000	109,837
Simon Property Group LP
5.30% due 05/30/2013		$75,000	73,787
5.75% due 12/01/2015		480,000	465,849
Simon Property Group LP, REIT
4.60% due 06/15/2010		125,000	122,968
SLM Corp.
5.45% due 04/25/2011		675,000	616,442
SLM Corp., MTN
8.45% due 06/15/2018		400,000	383,734
SLM Corp., MTN, Series A
3.06% due 07/27/2009 (b)		1,575,000	1,476,640
SLM Corp., Series CPI
5.11% due 04/01/2009 (b)		315,000	308,196
Societe Generale, EMTN
5.25% due 03/28/2013	EUR	100,000	152,232
Sovereign Capital Trust VI
7.908% due 06/13/2036		$230,000	183,716
Standard Chartered Bank, EMTN
3.625% due 02/03/2017 (b)	EUR	210,000	294,556
Sumitomo Mitsui Banking Corp.
4.375% due 07/29/2049 (b)		100,000	122,130
5.625% due 07/29/2049 (b)(g)		$200,000	179,487
Sun Life Financial Global Funding LP
2.9775% due 10/06/2013 (b)(g)		250,000	246,992
SunTrust Banks, Inc.
7.75% due 05/01/2010		250,000	259,494
Svenska Handelsbanken, EMTN
6.125% due 03/29/2049 (b)	GBP	47,000	92,344
Teco Finance, Inc.
6.572% due 11/01/2017		$35,000	34,503
7.00% due 05/01/2012		50,000	52,139

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Torchmark Corp.
6.375% due 06/15/2016		$220,000	$227,783
Toronto-Dominion Bank, EMTN
4.875% due 01/23/2013	EUR	100,000	150,622
Toyota Motor Credit Corp.
2.875% due 08/01/2008		$215,000	214,948
Transatlantic Holdings, Inc.
5.75% due 12/14/2015		150,000	140,528
Travelers Insurance Company Institutional Funding, Ltd.
5.75% due 12/06/2011	GBP	167,000	318,484
UBS AG/Jersey, EMTN
4.50% due 09/16/2019 (b)	EUR	225,000	310,014
UCI Holdco, Inc.
10.30% due 12/15/2013		$387,944	329,752
UniCredito Italiano SpA, EMTN
5.75% due 09/26/2017	EUR	100,000	152,052
6.10% due 02/28/2012		90,000	140,815
US Bancorp, MTN, Series P
4.50% due 07/29/2010		$160,000	162,088
US Bank NA, BKNT
6.375% due 08/01/2011		450,000	470,020
USI Holdings Corp.
9.75% due 05/15/2015 (g)		225,000	193,500
Ventas Realty LP/Ventas Capital Corp.
6.50% due 06/01/2016		465,000	444,075
Visant Corp.
7.625% due 10/01/2012		300,000	294,750
Vornado Realty LP, REIT
4.50% due 08/15/2009		35,000	33,934
VTB Capital SA
6.875% due 05/29/2018		150,000	146,931
Wachovia Corp.
4.375% due 08/01/2016	EUR	50,000	65,358
4.375% due 08/01/2016		50,000	64,812
5.75% due 02/01/2018		$250,000	227,854
Wachovia Corp., MTN
5.50% due 05/01/2013		630,000	602,974
Wells Fargo & Company
4.20% due 01/15/2010		475,000	476,385
4.875% due 01/12/2011		210,000	212,895
Wells Fargo Bank NA
4.75% due 02/09/2015		260,000	247,997
Westpac Banking Corp., EMTN
4.875% due 09/28/2012	EUR	100,000	150,400
Willis North America, Inc.
6.20% due 03/28/2017		$195,000	172,311
World Savings Bank FSB, BKNT
4.125% due 12/15/2009		180,000	178,815
Xstrata Finance Canada, Ltd.
5.50% due 11/16/2011 (g)		180,000	178,052
Xstrata Finance Canada, Ltd., EMTN
5.25% due 06/13/2017	EUR	80,000	108,162
			89,028,601
Government - 0.11%
Banco Nacional de Desenvolvimento Economico e
Social
6.369% due 06/16/2018		$275,000	275,053

The accompanying notes are an integral part of the financial statements.

95

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Government (continued)
Canada Housing Trust
4.80% due 06/15/2012	CAD	920,000	$932,622
			1,207,675
Industrial - 2.74%
3M Company, MTN
5.125% due 11/06/2009		$95,000	97,343
5.70% due 03/15/2037		225,000	227,208
AEP Industries, Inc.
7.875% due 03/15/2013		400,000	374,000
AGY Holding Corp.
11.00% due 11/15/2014 (g)		250,000	233,125
Allied Waste North America, Inc.
6.875% due 06/01/2017		700,000	684,250
7.25% due 03/15/2015		1,125,000	1,122,187
7.875% due 04/15/2013		225,000	228,937
American Railcar Industries, Inc.
7.50% due 03/01/2014		625,000	581,250
Associated Materials, Inc. zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014		275,000	181,500
Avnet, Inc.
5.875% due 03/15/2014		345,000	332,204
Ball Corp.
6.875% due 12/15/2012		625,000	623,437
BE Aerospace, Inc.
8.50% due 07/01/2018		375,000	377,344
Berry Plastics Holding Corp.
6.6512% due 09/15/2014 (b)		150,000	120,000
8.875% due 09/15/2014		125,000	108,125
Bombardier, Inc.
6.30% due 05/01/2014 (g)		575,000	549,125
6.75% due 05/01/2012 (g)		200,000	195,500
7.45% due 05/01/2034 (g)		375,000	358,125
Bristow Group, Inc.
6.125% due 06/15/2013		400,000	385,000
7.50% due 09/15/2017		500,000	501,250
Builders FirstSource, Inc.
6.9256% due 02/15/2012 (b)		350,000	238,000
Burlington Northern Santa Fe Corp.
5.65% due 05/01/2017		429,000	419,358
6.15% due 05/01/2037		432,000	407,028
BWAY Corp.
10.00% due 10/15/2010		525,000	525,000
Canadian National Railway Company
6.25% due 08/01/2034		259,000	252,709
6.375% due 11/15/2037		65,000	64,077
Canadian Pacific Railway Company
5.75% due 05/15/2013		230,000	228,674
Casella Waste Systems, Inc.
9.75% due 02/01/2013		875,000	870,625
Celestica, Inc.
7.875% due 07/01/2011		450,000	450,000
Cemex Finance Europe BV
4.75% due 03/05/2014	EUR	50,000	67,015
CHC Helicopter Corp.
7.375% due 05/01/2014		$325,000	337,187
Clondalkin Acquisition BV
4.7762% due 12/15/2013 (b)(g)		275,000	237,875

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Columbus McKinnon Corp.
8.875% due 11/01/2013		$560,000	$576,800
Cooper US, Inc.
6.10% due 07/01/2017		210,000	213,191
CRH America, Inc.
5.30% due 10/15/2013		140,000	130,296
6.00% due 09/30/2016		240,000	222,579
6.40% due 10/15/2033		55,000	46,388
Dycom Industries, Inc.
8.125% due 10/15/2015		250,000	240,000
Esco Corp.
6.6512% due 12/15/2013 (b)(g)		175,000	164,500
8.625% due 12/15/2013 (g)		600,000	606,000
FedEx Corp.
5.50% due 08/15/2009		220,000	221,227
Flextronics International, Ltd.
6.25% due 11/15/2014		125,000	116,875
6.50% due 05/15/2013		350,000	334,250
GenCorp, Inc.
9.50% due 08/15/2013		725,000	714,125
General Cable Corp.
5.0725% due 04/01/2015 (b)		175,000	155,313
7.125% due 04/01/2017		400,000	381,000
General Dynamics Corp.
4.50% due 08/15/2010		315,000	321,750
Greenbrier Companies, Inc.
8.375% due 05/15/2015		425,000	404,812
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012		100,000	104,000
Harland Clarke Holdings Corp.
7.4256% due 05/15/2015 (b)		275,000	203,500
Hawk Corp.
8.75% due 11/01/2014		300,000	304,125
HeidelbergCement Finance BV, EMTN
6.375% due 01/25/2012	EUR	60,000	92,215
Honeywell International, Inc.
4.25% due 03/01/2013		$275,000	271,101
5.30% due 03/01/2018		255,000	251,196
Jefferson Smurfit Corp.
8.25% due 10/01/2012		150,000	130,875
Koppers Holdings, Inc. zero coupon due 11/15/2014		650,000	588,250
Koppers, Inc.
9.875% due 10/15/2013		149,000	156,450
L-3 Communications Corp., Series B
6.375% due 10/15/2015		825,000	771,375
Lafarge SA
6.15% due 07/15/2011		130,000	130,758
Linde Finance BV, EMTN
4.75% due 04/24/2017	EUR	100,000	145,044
Lockheed Martin Corp.
4.121% due 03/14/2013		$580,000	563,202
Metals USA, Inc.
11.125% due 12/01/2015		325,000	338,000
Norfolk Southern Corp.
5.59% due 05/17/2025		25,000	22,599
5.75% due 04/01/2018		100,000	98,419
7.25% due 02/15/2031		30,000	32,545

The accompanying notes are an integral part of the financial statements.

96

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Northrop Grumman Corp.
7.125% due 02/15/2011		$755,000	$804,859
7.75% due 03/01/2016		30,000	34,223
NXP BV/NXP Funding LLC
5.541% due 10/15/2013 (b)		500,000	440,000
9.50% due 10/15/2015		550,000	478,500
Oakmont Asset Trust
4.514% due 12/22/2008 (g)		20,000	20,076
Obrascon Huarte Lain SA
5.00% due 05/18/2012	EUR	100,000	134,588
Owens Corning, Inc.
6.50% due 12/01/2016	$115,000	104,705
Owens-Brockway Glass Container, Inc.
6.75% due 12/01/2014		525,000	525,000
8.25% due 05/15/2013		350,000	358,750
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (g)		375,000	346,875
RBS Global, Inc.
9.50% due 08/01/2014		775,000	747,875
11.75% due 08/01/2016		175,000	168,000
Rolls-Royce Group PLC, EMTN
4.50% due 03/16/2011	EUR	50,000	76,227
Saint Acquisition Corp.
12.50% due 05/15/2017 (g)		$300,000	102,000
Sally Holdings LLC
9.25% due 11/15/2014		400,000	384,000
10.50% due 11/15/2016		100,000	95,250
Sanmina-SCI Corp.
5.5262% due 06/15/2010 (b)(g)		194,000	192,060
Silgan Holdings, Inc.
6.75% due 11/15/2013		375,000	354,375
Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012		375,000	329,063
SPX Corp.
7.625% due 12/15/2014 (g)		425,000	431,375
Stewart & Stevenson LLC
10.00% due 07/15/2014		375,000	370,313
Stone Container Finance
7.375% due 07/15/2014		100,000	80,000
Superior Essex Communications &
Essex Group, Inc.
9.00% due 04/15/2012		250,000	255,000
Terex Corp.
7.375% due 01/15/2014		100,000	98,500
Texas Industries, Inc.
7.25% due 07/15/2013		500,000	497,500
TransDigm, Inc.
7.75% due 07/15/2014		375,000	370,313
Trinity Industries, Inc.
6.50% due 03/15/2014		375,000	363,750
Union Pacific Corp.
3.875% due 02/15/2009		125,000	124,794
5.70% due 08/15/2018		220,000	214,685
United Technologies Corp.
5.375% due 12/15/2017		120,000	119,905
5.40% due 05/01/2035		100,000	92,917
6.35% due 03/01/2011		370,000	389,330
US Concrete, Inc.
8.375% due 04/01/2014		225,000	199,688

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Vitro SA de CV
8.625% due 02/01/2012	$200,000	$181,400
Waste Management, Inc.
6.10% due 03/15/2018	530,000	528,782
7.375% due 05/15/2029	15,000	15,763
WCA Waste Corp.
9.25% due 06/15/2014	400,000	401,000
		30,861,659
Technology - 0.65%
Avago Technologies Finance
10.125% due 12/01/2013	375,000	397,500
Dun & Bradstreet Corp.
5.50% due 03/15/2011	120,000	120,427
First Data Corp.
9.875% due 09/24/2015 (g)	1,075,000	935,250
Freescale Semiconductor, Inc.
6.6512% due 12/15/2014 (b)	300,000	237,000
8.875% due 12/15/2014	725,000	589,062
Freescale Semiconductor, Inc., PIK
9.125% due 12/15/2014	225,000	174,937
Hewlett-Packard Company
5.25% due 03/01/2012	250,000	256,126
International Business Machines Corp
4.75% due 11/29/2012	50,000	50,692
National Semiconductor Corp.
6.15% due 06/15/2012	675,000	681,386
Oracle Corp.
5.00% due 01/15/2011	780,000	795,187
Serena Software, Inc.
10.375% due 03/15/2016	100,000	93,000
Spansion LLC
11.25% due 01/15/2016 (g)	200,000	124,000
SS&C Technologies, Inc.
11.75% due 12/01/2013	75,000	78,750
STATS ChipPAC, Ltd.
6.75% due 11/15/2011	75,000	79,125
7.50% due 07/19/2010	475,000	499,344
Sungard Data Systems, Inc.
9.125% due 08/15/2013	977,000	986,770
Unisys Corp.
12.50% due 01/15/2016	275,000	275,000
Xerox Corp.
5.50% due 05/15/2012	35,000	34,595
5.65% due 05/15/2013	405,000	400,973
6.35% due 05/15/2018	485,000	478,744
		7,287,868
Utilities - 2.13%
AES Corp.
7.75% due 03/01/2014	50,000	49,312
8.875% due 02/15/2011	300,000	310,500
9.375% due 09/15/2010	100,000	105,250
Alabama Power Company
2.8281% due 08/25/2009 (b)	110,000	109,607
Alabama Power Company, Series 07-D
4.85% due 12/15/2012	300,000	301,350
Appalachian Power Company
6.375% due 04/01/2036	160,000	147,208

The accompanying notes are an integral part of the financial statements.

97

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Appalachian Power Company, Series O
5.65% due 08/15/2012		$350,000	$350,153
Atmos Energy Corp.
4.00% due 10/15/2009		190,000	187,956
5.95% due 10/15/2034		35,000	30,296
Baltimore Gas & Electric Company
5.90% due 10/01/2016		285,000	275,452
Black Hills Corp.
6.50% due 05/15/2013		225,000	224,204
CenterPoint Energy Transition Bond Company,
LLC, Series A-2
4.97% due 08/01/2014		150,000	151,911
CenterPoint Energy, Inc., Series B
7.25% due 09/01/2010		175,000	180,531
CMS Energy Corp.
8.50% due 04/15/2011		25,000	26,098
Colorado Interstate Gas Company
5.95% due 03/15/2015		125,000	122,438
Consolidated Edison Company of New York, Inc.
6.75% due 04/01/2038		185,000	191,452
Consumers Energy Company
5.80% due 09/15/2035		100,000	90,137
Consumers Energy Company, Series F
4.00% due 05/15/2010		250,000	248,128
Consumers Energy Company, Series J
6.00% due 02/15/2014		165,000	167,909
E.ON International Finance BV, EMTN
5.50% due 10/02/2017	EUR	70,000	108,840
E.ON International Finance BV, Series E, MTN
5.125% due 10/02/2012		55,000	85,476
Edison SpA, EMTN
5.125% due 12/10/2010		45,000	69,566
El Paso Electric Company
6.00% due 05/15/2035		$245,000	206,621
Elia System Operator SA
4.75% due 05/13/2014	EUR	61,000	91,104
Energy Future Holdings Corp.
10.875% due 11/01/2017 (g)		$1,375,000	1,388,750
11.25% due 11/01/2017 (g)		2,425,000	2,418,937
Entergy Louisiana LLC
5.83% due 11/01/2010		30,000	29,838
Florida Power Corp.
6.35% due 09/15/2037		230,000	233,571
GIE Suez Alliance, EMTN
5.125% due 06/24/2015	EUR	75,000	114,394
Illinois Power Company
6.125% due 11/15/2017		$120,000	114,619
Jersey Central Power & Light Company
5.65% due 06/01/2017		410,000	392,604
Mirant Americas Generation LLC
8.30% due 05/01/2011		450,000	464,625
Mirant North America LLC
7.375% due 12/31/2013		700,000	693,875
Monongahela Power Company
5.70% due 03/15/2017 (g)		265,000	261,797
National Grid PLC, EMTN
5.00% due 07/02/2018	EUR	12,000	16,844
National Power Corp.
6.875% due 11/02/2016		$100,000	101,498

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
National Power Corp. (continued)
6.8881% due 08/23/2011 (b)(g)		$150,000	$157,815
Nevada Power Company
5.875% due 01/15/2015		40,000	39,928
Nevada Power Company, Series R
6.75% due 07/01/2037		245,000	239,428
Niagara Mohawk Power Corp., Series G
7.75% due 10/01/2008		40,000	40,339
Nisource Finance Corp.
3.2081% due 11/23/2009 (b)		120,000	116,656
6.15% due 03/01/2013		225,000	224,408
Northeast Utilities
5.65% due 06/01/2013		625,000	621,374
Northern States Power
5.25% due 03/01/2018		130,000	128,268
NRG Energy, Inc.
7.25% due 02/01/2014		375,000	358,125
7.375% due 02/01/2016		2,255,000	2,122,519
Orion Power Holdings, Inc.
12.00% due 05/01/2010		550,000	594,000
Pacific Gas & Electric Company
3.60% due 03/01/2009		380,000	379,691
4.80% due 03/01/2014		225,000	219,244
6.35% due 02/15/2038		115,000	114,944
Piedmont Natural Gas Company
6.00% due 12/19/2033		10,000	9,288
PNM Resources, Inc.
9.25% due 05/15/2015		375,000	387,187
PPL Capital Funding, Inc.
4.33% due 03/01/2009		75,000	74,972
Progress Energy, Inc.
5.625% due 01/15/2016		380,000	376,024
Public Service Company of New Mexico
4.40% due 09/15/2008		185,000	184,360
Public Service Electric & Gas Company
5.70% due 12/01/2036		350,000	331,957
Reliant Energy, Inc.
6.75% due 12/15/2014		700,000	714,000
7.625% due 12/31/2014		575,000	560,625
7.875% due 06/15/2017		225,000	219,937
RWE Finance BV, EMTN
6.375% due 06/03/2013	GBP	160,000	316,298
Scottish Power UK PLC
8.375% due 02/20/2017		38,000	83,498
Sempra Energy
7.95% due 03/01/2010		$100,000	105,420
Sierra Pacific Resources
7.803% due 06/15/2012		125,000	130,030
8.625% due 03/15/2014		350,000	366,910
Southern California Edison Company
4.65% due 04/01/2015		345,000	334,524
Southern California Edison Company, Series 08-A
5.95% due 02/01/2038		70,000	69,199
Southern California Gas Company
5.75% due 11/15/2035		305,000	289,961
Southern Company, Series A
5.30% due 01/15/2012		95,000	96,723
Tampa Electric Company
6.15% due 05/15/2037		235,000	218,480

The accompanying notes are an integral part of the financial statements.

98

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)		$855,000	$861,552
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016 (g)		300,000	290,250
Union Electric Company
5.40% due 02/01/2016		285,000	269,257
Vattenfall Treasury AB, EMTN
6.00% due 04/03/2009	EUR	30,000	47,506
Veolia Environnement
5.25% due 06/03/2013		$540,000	539,502
6.00% due 06/01/2018		455,000	453,956
Veolia Environnement, EMTN
4.875% due 05/28/2013	EUR	40,000	60,212
4.875% due 05/28/2013		45,000	67,738
5.875% due 02/01/2012		29,000	45,693
Virginia Electric and Power Company
4.50% due 12/15/2010		$230,000	231,213
5.10% due 11/30/2012		220,000	220,110
Virginia Electric and Power Company, Series A
6.00% due 05/15/2037		305,000	283,978
West Penn Power Company
5.95% due 12/15/2017 (g)		225,000	225,345
Westar Energy, Inc.
5.10% due 07/15/2020		155,000	140,344
Xcel Energy, Inc.
7.00% due 12/01/2010		25,000	26,081
			24,051,720
TOTAL CORPORATE BONDS (Cost $326,765,815)			$316,621,434
CONVERTIBLE BONDS - 0.15%
Communications - 0.06%
American Tower Corp.
3.00% due 08/15/2012		175,000	369,126
Sinclair Broadcast Group, Inc.
3.00% due 05/15/2027		318,000	290,261
			659,387
Consumer, Cyclical - 0.06%
Airtran Holdings, Inc.
7.00% due 07/01/2023		343,000	247,528
AMR Corp.
4.50% due 02/15/2024		437,000	349,600
Ford Motor Company
4.25% due 12/15/2036		191,000	136,247
			733,375
Energy - 0.03%
Peabody Energy Corp.
4.75% due 12/15/2041		200,000	332,884
TOTAL CONVERTIBLE BONDS (Cost $1,566,947)			$1,725,646
MUNICIPAL BONDS - 0.29%
California - 0.02%
State of California
5.25% due 04/01/2034		90,000	98,801

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
MUNICIPAL BONDS (continued)
California (continued)
State of California (continued)
5.50% due 11/01/2033	$80,000	$81,697
		180,498
District of Columbia - 0.03%
District of Columbia
4.75% due 06/01/2031	305,000	300,797
Florida - 0.03%
Orange County Florida Tourist Development
5.00% due 10/01/2018	355,000	371,351
Georgia - 0.06%
Atlanta Water & Wastewater Revenue
5.50% due 11/01/2017	230,000	247,869
5.50% due 11/01/2016	170,000	183,511
State of Georgia
5.00% due 07/01/2019	265,000	284,454
		715,834
Kansas - 0.01%
Kansas Development Finance Authority
5.501% due 05/01/2034	110,000	110,007
Maryland - 0.05%
County of Baltimore MD
5.00% due 02/01/2038	210,000	214,158
State of Maryland
5.00% due 08/01/2019	350,000	376,099
		590,257
New York - 0.03%
New York City Housing Development Corp.
6.42% due 11/01/2027	135,000	141,265
New York State Urban Development Corp.
5.50% due 03/15/2018	175,000	195,668
		336,933
Oregon - 0.01%
State of Oregon
5.892% due 06/01/2027	60,000	60,733
Pennsylvania - 0.02%
Commonwealth of Pennsylvania
5.00% due 01/01/2018	260,000	277,568
West Virginia - 0.03%
Tobacco Settlement Finance Authority of West
Virginia, Tobacco Settlement Funded
7.467% due 06/01/2047	330,000	302,023
TOTAL MUNICIPAL BONDS (Cost $3,286,292)		$3,246,001
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.23%
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (g)	350,000	310,406
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A1
3.878% due 09/11/2036	263,439	258,432
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	680,000	658,201

The accompanying notes are an integral part of the financial statements.

99

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501% due 07/10/2043	$650,000	$643,054
Banc of America Mortgage Securities,
Series 2004-A, Class 2A2
4.094% due 02/25/2034 (b)	180,294	172,861
Banc of America Mortgage Securities,
Series 2004-D, Class 2A2
4.198% due 05/25/2034 (b)	87,877	85,770
Banc of America Mortgage Securities,
Series 2004-H, Class 2A2
4.7468% due 09/25/2034 (b)	182,634	177,572
Banc of America Mortgage Securities,
Series 2004-I, Class 3A2
4.8651% due 10/25/2034 (b)	92,964	90,539
Banc of America Mortgage Securities,
Series 2005-J, Class 2A1
5.09% due 11/25/2035 (b)	353,123	345,627
Banc of America Mortgage Securities,
Series 2005-J, Class 3A1
5.2486% due 11/25/2035 (b)	225,895	217,612
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030	6,293	6,292
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	272,000	268,451
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A1
5.085% due 12/11/2040	635,980	637,733
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674% due 06/11/2041	492,000	458,818
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A1
4.498% due 09/11/2042	72,003	71,778
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	395,000	379,080
Bear Stearns Commercial Mortgage Securities,
Series 2005-T18, Class A1
4.274% due 02/13/2042 (b)	201,072	200,239
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A1
4.94% due 10/12/2042	23,009	23,031
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.9021% due 09/11/2038 (b)	385,000	375,434
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class AAB
5.53% due 09/11/2041	50,000	48,401
Bear Stearns Commercial Mortgage Securities,
Series 2006-PWR12, Class A1
5.546% due 09/11/2038 (b)	158,033	158,795
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class AAB
5.315% due 02/11/2044	600,000	566,026
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A1
5.282% due 06/11/2050	602,795	592,490

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A4
5.694% due 06/11/2050 (b)	$45,000	$42,411
Citigroup Commercial Mortgage Trust, Series
2008-C7, Class A1
5.271% due 12/12/2049	327,047	324,199
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2006-CD3, Class AAB
5.608% due 10/15/2048	310,000	301,412
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A1
5.0468% due 07/15/2044	212,920	213,459
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.3995% due 09/15/2020 (b)	225,000	216,965
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4, Class ASB
5.278% due 12/11/2049	50,000	47,190
Commercial Mortgage Loan Trust, Series
2008-LS1, Class A1
5.935% due 05/10/2012	387,057	388,492
Commercial Mortgage Loan Trust, Series
2008-LS1, Class A3
6.2206% due 03/10/2017 (b)	1,850,000	1,778,266
Credit Suisse Mortgage Capital Certificates, Series
2007-C4, Class A1
5.54% due 09/15/2039	138,828	138,316
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A1
4.771% due 09/15/2039	251,223	249,273
Credit Suisse Mortgage Capital Certificates,
Series 2007-C1, Class A1
5.227% due 02/15/2040	264,858	263,454
CS First Boston Mortgage Securities Corp.,
Series 2004-C2, Class A1
3.819% due 05/15/2036	116,307	112,612
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832% due 04/15/2037	575,000	542,382
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	487,633	496,611
Federal Home Loan Mortgage Corp., Series
1994-1671, Class G
6.50% due 08/15/2023	293	293
Federal Home Loan Mortgage Corp., Series
2003-2586, Class NJ
4.50% due 08/15/2016	370,673	371,105
Federal Home Loan Mortgage Corp., Series
2003-2614, Class IH
4.50% IO due 05/15/2016	168,352	12,451
Federal Home Loan Mortgage Corp., Series
2003-2627, Class IE
4.50% IO due 04/15/2018	50,200	4,070
Federal Home Loan Mortgage Corp., Series
2003-2631, Class KI
4.50% IO due 01/15/2015	91,268	2,624
Federal Home Loan Mortgage Corp., Series
2003-2681, Class PC
5.00% due 01/15/2019	218,000	220,420

The accompanying notes are an integral part of the financial statements.

100

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2003-2686, Class JG
5.50% due 04/15/2028	$721,000	$732,426
Federal Home Loan Mortgage Corp., Series
2003-41, Class YV
5.50% due 04/25/2014	203,973	208,818
Federal Home Loan Mortgage Corp., Series
2004-2809, Class EG
5.00% due 08/15/2021	175,311	177,166
Federal Home Loan Mortgage Corp., Series
2004-2844, Class PQ
5.00% due 05/15/2023	76,121	76,564
Federal Home Loan Mortgage Corp., Series
2004-2872, Class YB
5.00% due 06/15/2023	163,459	164,326
Federal Home Loan Mortgage Corp., Series
2004-2882, Class YB
5.00% due 10/15/2027	600,000	609,029
Federal Home Loan Mortgage Corp., Series
2005-2934, Class NB
5.00% due 01/15/2028	91,000	92,336
Federal Home Loan Mortgage Corp., Series
2005-R003, Class VA
5.50% due 08/15/2016	442,290	449,950
Federal Home Loan Mortgage Corp., Series
2006-3123, Class VB
6.00% due 09/15/2013	207,924	213,242
Federal Home Loan Mortgage Corp., Series
2006-3152, Class DA
6.00% due 09/15/2025	149,728	152,274
Federal Home Loan Mortgage Corp., Series
2006-3177, Class PA
6.00% due 12/15/2026	284,177	289,298
Federal Home Loan Mortgage Corp., Series
2006-3195, Class PN
6.50% due 08/15/2030	946,190	970,148
Federal Home Loan Mortgage Corp., Series
2006-R007, Class VA
6.00% due 09/15/2016	168,652	173,228
Federal Home Loan Mortgage Corp., Series 2568,
Class KA
4.25% due 12/15/2021	295,141	292,050
Federal Home Loan Mortgage Corp., Series 2688,
Class DE
4.50% due 02/15/2020	347,948	348,668
Federal Home Loan Mortgage Corp., Series 3354,
Class PA
5.50% due 07/15/2028	725,000	739,587
Federal Home Loan Mortgage Corp., Series R005,
Class AB
5.50% due 12/15/2018	509,358	509,797
Federal Home Loan Mortgage Corp., Series R006,
Class AK
5.75% due 12/15/2018	495,359	497,534
Federal Home Loan Mortgage Corp., Series R013,
Class AB
6.00% due 12/15/2021	245,469	247,120
Federal Home Loan Mortgage Corp., Stated Final,
Series SF4, Class C
3.32% due 12/15/2011	40,540	40,252

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Strips, Series
1998-199, Class PO
zero coupon PO due 08/01/2028	$7,652	$6,072
Federal National Mortgage Association, Series
2002-74, Class PJ
5.00% due 03/25/2015	131,677	132,005
Federal National Mortgage Association, Series
2002-84, Class VA
5.50% due 11/25/2013	165,007	168,382
Federal National Mortgage Association, Series
2003-32, ClassPG
5.00% due 10/25/2027	350,000	351,725
Federal National Mortgage Association, Series
2003-40, Class NI
5.50% IO due 11/25/2028	29,049	1,854
Federal National Mortgage Association, Series
2003-88, Class TE
4.50% due 11/25/2014	400,000	401,903
Federal National Mortgage Association, Series
2003-92, Class NM
3.50% due 04/25/2013	60,894	60,677
Federal National Mortgage Association, Series
2004-21, Class AC
4.00% due 05/25/2016	49,633	49,471
Federal National Mortgage Association, Series
2006-3136, Class PB
6.00% due 01/15/2030	375,000	384,051
Federal National Mortgage Association, Series
2006-B2, Class AB
5.50% due 05/25/2014	316,772	318,516
Federal National Mortgage Association, Strip,
Series 319, Class 2
6.50% IO due 02/01/2032	29,045	7,680
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531% due 05/15/2033	400,000	411,175
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A1
5.082% due 11/10/2045	334,862	335,739
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70% due 04/15/2034	60,000	61,944
Government National Mortgage Association, Series
1997-16, Class PL
6.50% due 10/20/2027	429,000	440,835
Government National Mortgage Association, Series
1998-12, Class Z
6.50% due 05/20/2028	37,565	38,804
Government National Mortgage Association, Series
1998-6, Class EA zero coupon PO due 03/16/2028	35,210	29,677
Government National Mortgage Association, Series
2001-48, Class PC
6.50% due 10/20/2031	245,882	252,014
Government National Mortgage Association, Series
2001-56, Class PH
6.50% due 11/20/2031	321,212	331,296
Government National Mortgage Association, Series
2003-3, Class LM
5.50% due 02/20/2032	451,859	458,167

The accompanying notes are an integral part of the financial statements.

101

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage Association, Series
2003-49, Class C
4.485% due 10/16/2033 (b)	$59,000	$55,340
Government National Mortgage Association, Series
2004-1, Class 1 zero coupon PO due 07/20/2034	233,103	173,082
Government National Mortgage Association, Series
2004-108, Class A
3.999% due 05/16/2027	241,229	239,008
Government National Mortgage Association, Series
2004-43, Class A
2.822% due 12/16/2019	819,566	805,537
Government National Mortgage Association, Series
2004-43, Class D
4.994% due 03/16/2030 (b)	49,000	47,956
Government National Mortgage Association, Series
2004-44, Class PC
5.50% due 05/20/2031	927,000	944,007
Government National Mortgage Association, Series
2005-94, Class PB
5.50% due 12/20/2035	135,000	132,851
Government National Mortgage Association, Series
2007-77, Class B
4.314% due 10/16/2029 (b)	400,000	391,024
Government National Mortgage Association, Series
2008-8, Class A
3.612% due 11/16/2027	1,114,203	1,100,679
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A3
4.344% due 06/10/2036	131,788	131,591
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A2
4.305% due 08/10/2042	785,000	779,361
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569% due 08/10/2042 (b)	600,000	582,144
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AAB
4.619% due 08/10/2042 (b)	124,000	119,440
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A1
5.233% due 10/10/2011	282,928	280,468
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 03/10/2039	50,000	46,590
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class A4
5.553% due 04/10/2038 (b)	500,000	481,801
JP Morgan Mortgage Trust, Series 2005-A7, Class
3A1
5.3483% due 10/25/2035 (b)	1,052,544	998,184
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244% due 04/15/2035	757,720	768,511
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26% due 03/15/2033	227,246	231,855
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2003-LN1, Class A1
4.134% due 10/15/2037	679,256	664,892

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824% due 10/15/2042 (b)	$533,000	$512,058
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	60,000	57,486
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A1
5.279% due 12/12/2043	192,449	191,433
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A1
5.17% due 05/15/2047	236,978	235,716
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4
6.0072% due 06/15/2049 (b)	440,000	420,875
LB-UBS Commercial Mortgage Trust,
Series 2003-C7, Class A3
4.559% due 09/15/2027 (b)	525,000	516,492
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636% due 11/15/2027	447,512	447,202
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246% due 03/15/2029	1,375,000	1,364,990
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4
4.742% due 02/15/2030	688,000	648,749
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A1
5.018% due 02/15/2031	357,846	357,910
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156% due 02/15/2031	1,267,500	1,192,831
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3
5.43% due 02/15/2040	50,000	46,489
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.9841% due 08/12/2041	460,000	451,651
Morgan Stanley Capital I, Series 2007-HQ11, Class A4
5.447% due 02/12/2044 (b)	1,200,000	1,114,489
Morgan Stanley Capital I, Series 2007-IQ14, Class A4
5.692% due 04/15/2049 (b)	50,000	47,150
Morgan Stanley Capital I, Series 2007-IQ15, Class A4
6.0771% due 06/11/2049 (b)	1,075,000	1,034,421
Morgan Stanley Capital I, Series 2007-T27, Class A1
5.606% due 06/11/2042	650,456	646,107
Morgan Stanley Capital I, Series 2007-T27, Class A2
5.8032% due 06/13/2042 (b)	400,000	394,803
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.8032% due 06/13/2042 (b)	625,000	592,425
Morgan Stanley Capital I, Series 2008-T29, Class A4
6.4579% due 01/11/2043 (b)	50,000	49,301
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A1
5.38% due 01/15/2039	23,096	23,232

The accompanying notes are an integral part of the financial statements.

102

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	$312,000	$320,699
Morgan Stanley Capital I, Series 2006-T23, Class A1
5.682% due 08/12/2041	168,100	168,992
PNC Mortgage Acceptance Corp., Series
1999-CM1, Class A1B
7.33% due 12/10/2032 (b)	849,544	872,522
Vendee Mortgage Trust, Series 1996-3, Class 4
9.5956% due 03/15/2025 (b)	15,390	16,800
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.8155% due 01/25/2034 (b)	524,355	496,454
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.5415% due 03/25/2035 (b)	384,425	371,258
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 3A1
4.9334% due 03/25/2035 (b)	231,689	224,722
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.0248% due 09/25/2036 (b)	1,304,514	1,266,510
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16, Class A1
5.6686% due 10/25/2036 (b)	951,126	916,801
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $47,987,521)		$47,673,336
ASSET BACKED SECURITIES - 2.07%
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53% due 01/06/2014	1,975,000	1,812,571
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.64% due 12/25/2028	45,668	38,322
Bay View Auto Trust, Series 2005-3, Class A4
5.01% due 06/25/2014	342,000	344,989
Cabela’s Master Credit Card Trust, Series 2005-1A,
Class A1
4.97% due 10/15/2013 (g)	135,000	136,104
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class B
5.50% due 04/20/2010 (g)	275,000	276,525
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4A
5.32% due 03/20/2010 (g)	1,550,000	1,565,137
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4B
2.5918% due 03/20/2010 (b)(g)	300,000	298,783
Capital One Multi-Asset Execution Trust, Series
2003-C3, Class C3
4.7213% due 07/15/2016 (b)	40,000	35,660
Capital One Multi-Asset Execution Trust, Series
2003-C4, Class C4
6.00% due 08/15/2013	335,000	325,299
Capital One Multi-Asset Execution Trust, Series
2007-C3, Class C3
2.7613% due 04/15/2013	130,000	120,796

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES
(continued)
Capital One Multi-Asset Execution Trust, Series
2008-A1, Class A
3.2213% due 11/15/2012 (b)	$1,125,000	$1,129,438
Capital One Prime Auto Receivables Trust, Series
2006-1, Class A4
5.01% due 11/15/2011	540,000	544,602
Capital One Prime Auto Receivables Trust, Series
2006-2, Class A4
4.94% due 07/15/2012	450,000	456,703
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-2, Class 1M1
5.599% due 09/25/2031	18,766	14,787
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-4, Class 2A1
3.2225% due 10/25/2032 (b)	10,008	9,188
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2003-3, Class 1A6
3.717% due 10/25/2014	123,563	121,625
Citibank Credit Card Issuance Trust, Series
2006-A2, Class A2
4.85% due 02/10/2011	1,075,000	1,085,101
Citibank Credit Card Issuance Trust, Series
2007-A5, Class A5
5.50% due 06/22/2012	1,100,000	1,127,274
CNH Equipment Trust, Series 2007-A, Class A3
4.99% due 10/15/2010	325,000	327,206
CNH Equipment Trust, Series 2007-A, Class B
5.09% due 06/16/2014	295,000	278,037
Daimler Chrysler Auto Trust, Series 2008-A, Class
A3A
3.70% due 06/08/2012	475,000	471,602
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42% due 03/01/2015	425,000	448,973
Florida Power & Light Recovery Funding LLC,
Series 2007-A, Class A2
5.044% due 08/01/2015	700,000	705,287
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08% due 09/15/2012	345,000	350,397
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4
4.51% due 12/22/2014 (g)	287,000	288,659
Harley-Davidson Motorcycle Trust,
Series 2003-4, Class A2
2.69% due 04/15/2011	23,909	23,909
Honda Auto Receivables Owner Trust,
Series 2007-1, Class A3
5.10% due 03/18/2011	450,000	456,087
Household Automotive Trust,
Series 2006-2, Class A4
5.67% due 06/17/2013	220,000	222,699
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26% due 11/15/2012	160,000	162,644
John Deere Owner Trust, Series 2005-A, Class A4
4.16% due 05/15/2012	34,613	34,734
John Deere Owner Trust, Series 2006-A, Class A4
5.39% due 06/17/2013	225,000	227,762

The accompanying notes are an integral part of the financial statements.

103

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES
(continued)
John Deere Owner Trust, Series 2008-A, Class A2
3.63% due 02/16/2010	$500,000	$500,129
John Deere Owner Trust, Series 2008-A, Class A3
4.18% due 04/15/2011	300,000	299,793
JP Morgan Auto Receivables Trust,
Series 2007-A, Class A4
5.19% due 02/15/2014 (g)	240,000	241,513
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	120,000	121,061
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A
5.737% due 04/20/2028 (g)	585,232	566,814
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class B
5.827% due 04/20/2028 (g)	19,755	18,683
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A
5.362% due 10/20/2028 (g)	212,410	204,401
MBNA Credit Card Master Note Trust, Series
2006-C3, Class C3
2.7613% due 10/15/2013 (b)	425,000	394,372
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10% due 10/15/2012	250,000	250,183
Nissan Auto Receivables Owner Trust, Series
2008-A, Class A3
3.89% due 07/15/2010	275,000	274,344
Nordstrom Private Label
Credit Card Master Note Trust,
Series 2007-1A, Class A
4.92% due 05/15/2013 (g)	350,000	352,092
Onyx Acceptance Owner
Trust, Series 2005-A, ClassA4
3.91% due 09/15/2011	88,673	87,835
Peco Energy Transition Trust,
Series 2000-A, Class A4
7.65% due 03/01/2010	500,000	522,044
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	381,000	399,173
PP&L Transition Bond Company LLC,
Series 1999-1, Class A8
7.15% due 06/25/2009	30,673	31,104
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61% due 06/15/2015	412,000	438,687
Reliant Energy Transport Bond Company,
Series 2001-1, Class A4
5.63% due 09/15/2015	284,000	291,975
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
3.60% due 04/25/2033	21,208	19,334
SLM Student Loan Trust, Series 2008-4, Class A2
3.7659% due 07/25/2016 (b)	725,000	725,002
Sovereign Bank Home Equity Loan Trust,
Series 2000-1, Class A6
7.25% due 02/25/2015	4,673	3,862
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011	267,101	267,345

Spectrum Income Trust (continued)
		Shares or Principal Amount	Value
ASSET BACKED SECURITIES
(continued)
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012		$525,000	$513,625
USAA Auto Owner Trust, Series 2005-2, Class A4
4.17% due 02/15/2011		140,000	140,715
USAA Auto Owner Trust, Series 2007-1, Class A4
5.55% due 02/15/2013		780,000	798,358
USAA Auto Owner Trust, Series 2007-2, Class A3
4.90% due 02/15/2012		1,200,000	1,215,740
USAA Auto Owner Trust, Series 2008-1, Class A3
4.16% due 04/16/2012		425,000	426,634
Volkswagen Auto Loan Enhanced Trust, Series 2007-1, Class A3
5.20% due 01/20/2010		240,000	241,976
Wachovia Auto Loan Owner Trust, Series 2007-1,
Class A3A
5.29% due 04/20/2012		350,000	356,576
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.38% due 03/20/2013		225,000	217,634
TOTAL ASSET BACKED SECURITIES
(Cost $23,510,208)			$23,361,904
SUPRANATIONAL OBLIGATIONS - 0.33%
Government - 0.33%
European Investment Bank
8.75% due 08/25/2017	GBP	350,000	846,165
European Investment Bank, EMTN
4.75% due 10/15/2017	EUR	990,000	1,530,416
Inter-American Development Bank
4.40% due 01/26/2026	CAD	745,000	692,988
International Bank for Reconstruction &
Development, MTNG
9.75% due 08/02/2010	ZAR	900,000	108,269
International Finance Corp., MTN
7.50% due 02/28/2013	AUD	490,000	470,152
Santa Fe de Bogota DC zero coupon due 07/26/2028	COP	240,000,000	91,397
			3,739,387
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,576,615)			$3,739,387
SHORT TERM INVESTMENTS - 4.96%
Bank of New York
5.41% due 05/15/2009		$300,000	$303,111
Egypt Treasury Bills, Series 364 zero coupon due 11/04/2008	EGP	1,025,000	185,338
John Hancock Cash
Investment Trust, 2.5657% (c)(h)		$2,618,885	2,618,885
T. Rowe Price Reserve Investment Fund,
2.69%		52,862,889	52,862,889
TOTAL SHORT TERM INVESTMENTS
(Cost $55,968,076)			$55,970,223

The accompanying notes are an integral part of the financial statements.

104

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

Shares or Principal Amount	Value
REPURCHASE AGREEMENTS - 1.35%
Repurchase Agreement with State
Street Corp. dated 06/30/2008 at
1.80% to be repurchased at
$15,238,762 on 7/1/2008,
collateralized by $15,680,000
Federal National Mortgage
Association, 5.50% due
12/14/2022 (valued at
$15,542,800, including interest)
$15,238,000	$15,238,000
TOTAL REPURCHASE AGREEMENTS
(Cost $15,238,000)	$15,238,000
Total Investments (Spectrum Income Trust)
(Cost $1,183,840,079) - 102.75%	$1,158,714,547
Liabilities in Excess of Other Assets - (2.75)%	(30,959,476)
TOTAL NET ASSETS - 100.00%	$1,127,755,071

Schedule of Securities Sold Short
	Shares or Principal Amount	Value
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 100.00%
Government National Mortgage Association
5.00%, TBA **	$1,495,000	$1,448,398
TOTAL GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION (Proceeds $1,435,477)		$1,448,398
Total Securities Sold Short (Spectrum Income Trust)
(Proceeds $1,435,477)		$1,448,398

Strategic Bond Trust
	Shares or Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 1.81%
Government - 1.81%
2.00% due 01/15/2016	$54,107	$56,990
2.375% TBA **	10,254,960	10,754,889
2.375% due 01/15/2017	702,926	760,863
2.625% due 07/15/2017	238,349	263,264
4.375% due 02/15/2038	470,000	458,103
2.50% due 05/31/2010	100,000	100,063
		12,394,172
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,710,689)		$12,394,172
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.56%
Government - 0.13%
3.625% due 05/29/2013	900,000	878,595
Mortgage Securities - 24.43%
5.00% due 12/01/2034	138,597	133,519
5.50% due 11/01/2035 to 12/01/2099	27,235,169	26,864,430
8.00% due 05/01/2010	571	572

Strategic Bond Trust (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Mortgage Securities (continued)
5.00% due 08/01/2034 to 11/01/2036		$2,532,673	$2,436,850
5.00% TBA **		64,500,000	61,749,047
5.50% due 04/01/2036 to 11/01/2036		9,097,559	8,941,715
5.50% TBA **		48,970,000	48,228,831
5.767% due 11/01/2035		242,624	246,064
6.00% due 04/18/2036		970,000	996,660
6.00% TBA **		500,000	512,109
7.50% due 07/01/2030 to 02/01/2031		79,211	84,486
8.00% due 07/01/2027 to 08/01/2027		63,793	67,912
8.80% due 01/25/2019		49,281	53,660
10.40% due 04/25/2019		14,167	15,377
5.00% due 04/15/2034 to 04/15/2035		4,509,437	4,386,878
5.00% TBA **		200,000	193,250
6.00% due 12/01/2099		2,600,000	2,626,819
6.00% TBA **		9,900,000	10,047,727
7.50% due 04/15/2022 to 10/15/2027		22,925	24,427
			167,610,333
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $169,212,654)			$168,488,928
FOREIGN GOVERNMENT OBLIGATIONS - 4.46%
Brazil - 1.90%
Federative Republic of Brazil
6.00% due 05/15/2015	BRL	1,130,000	1,134,223
6.00% due 05/15/2017		1,231,000	1,227,184
10.00% due 07/01/2010		18,700,000	10,654,882
10.00% due 01/01/2010		1,000	583
			13,016,872
Indonesia - 0.29%
Republic of Indonesia
11.00% due 09/15/2025	IDR	22,533,000,000	2,023,722
Italy - 0.31%
Republic of Italy
5.804% due 10/25/2032		$1,948,000	2,116,796
Russia - 0.73%
Government of Russia
7.50% due 03/31/2030		4,467,960	5,012,560
Turkey - 1.23%
Republic of Turkey
6.875% due 03/17/2036		7,051,000	5,825,889
10.00% due 02/15/2012	TRY	2,227,000	1,741,635
16.00% due 03/07/2012		1,557,000	843,786
			8,411,310
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $29,899,956)			$30,581,260
CORPORATE BONDS - 55.93%
Basic Materials - 3.99%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 (g)		$980,000	1,033,900
Appleton Papers, Inc.
8.125% due 06/15/2011		50,000	47,250
Appleton Papers, Inc., Series B
9.75% due 06/15/2014		430,000	399,900

The accompanying notes are an integral part of the financial statements.

105

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Basic Materials (continued)
Arco Chemical Company
9.80% due 02/01/2020	$100,000	$79,500
Evraz Group SA
8.875% due 04/24/2013 (g)	970,000	971,164
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	2,560,000	2,700,800
Georgia Gulf Corp.
9.50% due 10/15/2014	460,000	343,850
10.75% due 10/15/2016	560,000	336,000
GTL Trade Finance, Inc.
7.25% due 10/20/2017 (g)	3,310,000	3,325,458
Huntsman International LLC
7.875% due 11/15/2014	140,000	128,100
Methanex Corp.
8.75% due 08/15/2012	205,000	216,787
Montell Finance Company BV
8.10% due 03/15/2027 (g)	270,000	162,000
NewPage Corp.
9.1228% due 05/01/2012 (b)	2,545,000	2,557,725
Noranda Aluminium Holding Corp.
8.5775% due 11/15/2014 (b)	240,000	196,800
Novelis, Inc.
7.25% due 02/15/2015	3,055,000	2,886,975
Ryerson, Inc.
12.00% due 11/01/2015 (g)	4,235,000	4,203,238
Smurfit Capital Funding PLC
7.50% due 11/20/2025	300,000	270,000
Steel Dynamics, Inc.
7.375% due 11/01/2012 (g)	150,000	150,000
Tube City IMS Corp.
9.75% due 02/01/2015	235,000	216,787
Vale Overseas, Ltd.
6.875% due 11/21/2036	4,625,000	4,295,399
8.25% due 01/17/2034	50,000	54,096
Vedanta Resources PLC
8.75% due 01/15/2014 (g)	820,000	827,418
Verso Paper Holdings LLC / Verson Paper Inc.,
Series B
11.375% due 08/01/2016	980,000	928,550
Weyerhaeuser Company
6.75% due 03/15/2012	990,000	1,019,622
		27,351,319
Communications - 5.58%
Affinion Group, Inc.
10.125% due 10/15/2013	670,000	671,675
11.50% due 10/15/2015	170,000	169,575
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (g)	190,000	219,450
AT&T Broadband Corp.
8.375% due 03/15/2013	1,580,000	1,739,212
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	3,554,000	2,634,402
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 10/01/2013	480,000	433,200
Charter Communications Holdings LLC
11.75 due 05/15/2011	2,980,000	2,160,500

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communications (continued)
Charter Communications Holdings LLC (continued)
12.125 due 01/15/2012	$90,000	$65,250
Charter Communications, Inc.
10.875% due 09/15/2014	550,000	565,125
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	70,000	56,000
Citizens Communications Company
7.875% due 01/15/2027	300,000	262,500
Comcast Corp.
6.50% due 01/15/2015	860,000	873,294
6.50% due 01/15/2017	450,000	452,675
CSC Holdings, Inc.
6.75% due 04/15/2012	400,000	376,000
CSC Holdings, Inc., Series B
8.125% due 08/15/2009	550,000	554,125
8.125% due 07/15/2009	75,000	75,562
Deutsche Telekom International Finance BV
5.75% due 03/23/2016	820,000	800,085
Dex Media West LLC
9.875% due 08/15/2013	145,000	130,500
EchoStar DBS Corp.
7.75% due 05/31/2015 (g)	1,425,000	1,385,812
Expedia Inc.
8.50% due 07/01/2016 (g)	200,000	195,500
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015	165,000	41,250
Idearc, Inc.
8.00% due 11/15/2016	1,780,000	1,119,175
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	240,000	241,800
11.25% due 06/15/2016	710,000	718,875
Level 3 Financing, Inc.
9.25% due 11/01/2014	670,000	609,700
News America, Inc.
5.30% due 12/15/2014	5,010,000	4,911,053
6.65% due 11/15/2037	70,000	68,350
Nextel Communications, Inc.
6.875% due 10/31/2013	250,000	211,250
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (g)	715,000	700,700
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	555,000	527,250
Qwest Corp.
6.0363% due 06/15/2013 (b)	30,000	28,650
Rogers Wireless, Inc.
8.00% due 12/15/2012	140,000	144,550
Royal KPN NV
8.00% due 10/01/2010	1,090,000	1,153,261
Rural Cellular Corp.
5.6819% due 06/01/2013 (b)	190,000	190,475
9.875% due 02/01/2010	105,000	106,838
Sprint Capital Corp.
8.375% due 03/15/2012	2,920,000	2,890,800
Telecom Italia Capital SA
5.25% due 10/01/2015	880,000	805,337
Time Warner Entertainment Company LP
8.375% due 07/15/2033	820,000	887,450
Time Warner, Inc.
7.625% due 04/15/2031	1,775,000	1,802,062

The accompanying notes are an integral part of the financial statements.

106

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communications (continued)
TL Acquisitions, Inc.
10.50% due 01/15/2015 (g)	$2,580,000	$2,231,700
True Move Company, Ltd.
10.75% due 12/16/2013 (g)	680,000	592,450
Verizon Florida LLC, Series F
6.125% due 01/15/2013	520,000	530,035
VIP Finance Ireland, Ltd. for OJSC Vimpel
Communications
8.375% due 04/30/2013 (g)	1,220,000	1,202,709
Virgin Media, Inc.
9.125% due 08/15/2016	1,395,000	1,307,813
Windstream Corp.
8.125% due 08/01/2013	960,000	957,600
8.625% due 08/01/2016	470,000	468,825
		38,270,400
Consumer, Cyclical - 5.55%
Blockbuster, Inc.
9.00% due 09/01/2012	1,670,000	1,365,225
Boyd Gaming Corp.
6.75% due 04/15/2014	575,000	442,750
Buffets, Inc.
12.50% due 11/01/2014 ˆ	300,000	4,500
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (g)	399,000	335,160
Continental Airlines, Inc.
6.541% due 09/15/2009	9,292	9,292
Continental Airlines, Inc., Series C
7.339% due 04/19/2014	170,000	135,575
CVS Corp.
9.35% due 01/10/2023 (g)	3,000,000	2,850,000
CVS Pass-Through Trust
6.036% due 12/10/2028 (g)	821,053	762,372
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (g)	3,550,000	3,523,375
Dollar General Corp., PIK
11.875% due 07/15/2017	510,000	481,950
El Pollo Loco, Inc.
11.75% due 11/15/2013	140,000	139,300
Eye Care Centers of America
10.75% due 02/15/2015	60,000	62,100
Ford Motor Company
6.625% due 10/01/2028	225,000	120,375
7.45% due 07/16/2031	8,155,000	4,750,288
8.875% due 01/15/2022	145,000	92,075
8.90% due 01/15/2032	150,000	96,000
General Motors Corp.
8.25% due 07/15/2023	870,000	506,775
8.375% due 07/15/2033	18,270,000	10,824,974
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	345,000	296,700
Interface, Inc.
9.50% due 02/01/2014	150,000	155,250
10.375% due 02/01/2010	225,000	236,250
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013 (g)	1,125,000	1,158,750
Keystone Automotive Operations, Inc.
9.75% due 11/01/2013	300,000	144,000

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
MGM Mirage, Inc.
7.625% due 01/15/2017	$450,000	$370,125
8.375% due 02/01/2011	245,000	236,425
Michaels Stores, Inc.
10.00% due 11/01/2014	1,200,000	1,039,500
11.375% due 11/01/2016	150,000	119,250
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	250,000	197,500
7.125% due 08/15/2014	225,000	186,750
Neiman Marcus Group, Inc.
10.375% due 10/15/2015	2,715,000	2,715,000
Norcraft Companies LP
9.00% due 11/01/2011	720,000	723,600
Norcraft Holdings Capital zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012	285,000	265,406
River Rock Entertainment Authority
9.75% due 11/01/2011	40,000	40,000
Sbarro, Inc.
10.375% due 02/01/2015	260,000	222,300
Station Casinos, Inc.
7.75% due 08/15/2016	420,000	321,300
Suburban Propane Partners LP
6.875% due 12/15/2013	560,000	529,200
Visteon Corp.
8.25% due 08/01/2010	814,000	724,460
12.25% due 12/31/2016 (g)	2,102,000	1,681,600
Wal-Mart Stores, Inc.
5.80% due 02/15/2018	210,000	217,433
		38,082,885
Consumer, Non-cyclical - 4.93%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	145,000	133,400
Alliance One International, Inc.
8.50% due 05/15/2012	60,000	56,400
11.00% due 05/15/2012	600,000	618,000
Allied Security Escrow Corp.
11.375% due 07/15/2011	345,000	296,700
American Greetings Corp.
7.375% due 06/01/2016	30,000	29,250
Ashtead Capital, Inc.
9.00% due 08/15/2016 (g)	831,000	731,280
Biomet, Inc.
11.625% due 10/15/2017	1,800,000	1,908,000
Community Health Systems, Inc.
8.875% due 07/15/2015	540,000	543,375
Corrections Corp. of America
6.75% due 01/31/2014	350,000	345,625
DaVita, Inc.
7.25% due 03/15/2015	610,000	593,225
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	500,000	500,000
Dole Food Company, Inc.
8.625% due 05/01/2009	1,300,000	1,238,250
8.875% due 03/15/2011	742,000	660,380
Education Management Corp.
8.75% due 06/01/2014	800,000	744,000
10.25% due 06/01/2016	1,550,000	1,426,000

The accompanying notes are an integral part of the financial statements.

107

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
H&E Equipment Services, Inc.
8.375% due 07/15/2016	$670,000	$586,250
HCA, Inc.
6.375% due 01/15/2015	630,000	522,900
6.50% due 02/15/2016	487,000	405,428
7.50% due 11/06/2033	50,000	38,500
9.125% due 11/15/2014	1,030,000	1,053,175
9.25% due 11/15/2016	1,820,000	1,874,600
9.625% due 11/15/2016	3,516,000	3,621,480
Hertz Corp.
8.875% due 01/01/2014	355,000	324,825
10.50% due 01/01/2016	2,080,000	1,892,800
Humana, Inc.
6.30% due 08/01/2018	1,980,000	1,836,311
Kroger Company
6.15% due 01/15/2020	80,000	79,153
6.40% due 08/15/2017	60,000	61,197
Leiner Health Products, Inc.
11.00% due 06/01/2012 ˆ	770,000	15,400
Penhall International Corp.
12.00% due 08/01/2014 (g)	2,875,000	2,156,250
Rental Service Corp.
9.50% due 12/01/2014	3,565,000	2,976,775
Service Corp. International
7.50% due 04/01/2027	45,000	38,250
7.625% due 10/01/2018	105,000	104,738
Tenet Healthcare Corp.
6.875% due 11/15/2031	6,200,000	4,464,000
7.375% due 02/01/2013	9,000	8,460
U.S. Investigations Services, Inc.
10.50% due 11/01/2015 (g)	750,000	690,000
U.S. Oncology Holdings, Inc., PIK
7.9494% due 03/15/2012	331,000	261,490
Universal Hospital Services, Inc.
6.3025% due 06/01/2015 (b)	70,000	65,450
8.50% due 06/01/2015	60,000	60,000
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	840,000	831,600
		33,792,917
Diversified - 0.24%
Leucadia National Corp.
7.125% due 03/15/2017	10,000	9,550
8.125% due 09/15/2015	1,450,000	1,457,250
Nell AF SARL
8.375% due 08/15/2015 (g)	303,000	192,405
		1,659,205
Energy - 7.60%
Anadarko Finance Company, Series B
7.50% due 05/01/2031	1,370,000	1,468,556
Anadarko Petroleum Corp.
3.1762% due 09/15/2009 (b)	1,340,000	1,324,658
5.95% due 09/15/2016	100,000	100,054
Belden & Blake Corp.
8.75% due 07/15/2012	1,070,000	1,094,075
Chesapeake Energy Corp.
6.25% due 01/15/2018	245,000	225,400
6.625% due 01/15/2016	105,000	100,800
6.875% due 01/15/2016	550,000	530,750

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Chesapeake Energy Corp. (continued)
7.00% due 08/15/2014	$300,000	$294,000
7.25% due 12/15/2018	305,000	296,612
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	95,000	94,762
Complete Production Services, Inc.
8.00% due 12/15/2016	350,000	349,562
Conoco, Inc.
6.95% due 04/15/2029	2,200,000	2,412,846
Corral Finans AB, PIK
4.2131% due 04/15/2010 (b)(g)	207,270	181,361
Dynegy Holdings, Inc.
7.75% due 06/01/2019	510,000	464,100
El Paso Corp.
7.00% due 06/15/2017	2,020,000	1,976,950
7.375% due 12/15/2012	725,000	745,316
7.75% due 01/15/2032	10,155,000	10,173,117
7.80% due 08/01/2031	3,373,000	3,396,820
7.875% due 06/15/2012	600,000	624,376
El Paso Natural Gas Company
8.375% due 06/15/2032	880,000	982,702
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	300,000	299,914
Exco Resources, Inc.
7.25% due 01/15/2011	515,000	505,987
Gaz Capital for Gazprom
6.212% due 11/22/2016 (g)	1,680,000	1,569,624
6.51% due 03/07/2022 (g)	930,000	834,675
8.625% due 04/28/2034	1,175,000	1,271,937
Gazprom OAO, Series A7
0.267% due 10/29/2009	29,480,000	1,250,138
Gazprom OAO, Series A8
0.2713% due 10/27/2011	9,820,000	412,575
Hess Corp.
7.30% due 08/15/2031	1,220,000	1,362,558
7.875% due 10/01/2029	150,000	172,036
International Coal Group, Inc.
10.25% due 07/15/2014	325,000	330,688
KazMunaiGaz Finance Sub BV
8.375% due 07/02/2013 (g)	1,660,000	1,654,605
Kerr-McGee Corp.
6.95% due 07/01/2024	900,000	933,539
Key Energy Services, Inc.
8.375% due 12/01/2014 (g)	250,000	255,000
Kinder Morgan Energy Partners LP
5.00% due 12/15/2013	245,000	234,809
6.30% due 02/01/2009	190,000	191,927
6.75% due 03/15/2011	190,000	195,848
7.125% due 03/15/2012	25,000	26,098
Mariner Energy, Inc.
7.50% due 04/15/2013	140,000	135,800
OAO Gazprom
9.625% due 03/01/2013	300,000	331,215
OPTI Canada, Inc.
7.875% due 12/15/2014	310,000	306,125
8.25% due 12/15/2014	200,000	199,000
Pemex Project Funding Master Trust
6.625% due 06/15/2035	9,343,000	9,217,832
6.625% due 06/15/2035 (g)	280,000	276,249

The accompanying notes are an integral part of the financial statements.

108

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
PetroHawk Energy Corp.
9.125% due 07/15/2013	$205,000	$210,125
Pride International, Inc.
7.375% due 07/15/2014	355,000	354,113
Quicksilver Resources, Inc.
7.125% due 04/01/2016	375,000	349,219
SemGroup LP
8.75% due 11/15/2015 (g)	250,000	242,500
VeraSun Energy Corp.
9.375% due 06/01/2017	170,000	87,550
9.875% due 12/15/2012	375,000	329,531
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)	160,000	154,400
Whiting Petroleum Corp.
7.00% due 02/01/2014	575,000	564,219
Williams Companies, Inc.
7.625% due 07/15/2019	75,000	78,750
7.875% due 09/01/2021	635,000	673,100
8.75% due 03/15/2032	227,000	257,645
		52,106,148
Financial - 17.18%
Aiful Corp.
5.00% due 08/10/2010 (g)	860,000	765,035
American General Finance Corp.
6.90% due 12/15/2017	410,000	357,342
American International Group, Inc., MTN
5.85% due 01/16/2018	240,000	224,845
Ashton Woods USA
9.50% due 10/01/2015	130,000	75,400
Bank of America Corp.
5.42% due 03/15/2017	2,300,000	2,103,665
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	3,860,000	4,028,161
CCM Merger, Inc.
8.00% due 08/01/2013 (g)	200,000	170,500
CDX North America High Yield, Series 8-T1
7.625% due 06/29/2012 (g)	13,632,300	12,515,815
Citigroup, Inc.
5.00% due 09/15/2014	1,570,000	1,454,077
5.625% due 08/27/2012	1,600,000	1,574,098
5.875% due 05/29/2037	12,160,000	10,340,256
6.125% due 08/25/2036	70,000	59,203
6.875% due 03/05/2038	1,760,000	1,698,391
Countrywide Financial Corp.
6.25% due 05/15/2016	610,000	543,110
Credit Suisse USA, Inc.
5.50% due 08/16/2011	510,000	515,883
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)	1,790,000	1,803,303
Emeralds 2006-1-O
2.8756% due 08/04/2020 (b)(g)	218,604	218,604
Ford Motor Credit Company
7.00% due 10/01/2013	100,000	73,641
7.375% due 10/28/2009	130,000	118,401
7.875% due 06/15/2010	2,825,000	2,438,418
Ford Motor Credit Company LLC
5.46% due 01/13/2012 (b)	110,000	78,186
7.80% due 06/01/2012	1,050,000	812,076

Strategic Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Ford Motor Credit Company LLC (continued)
8.0263% due 06/15/2011 (b)		$1,179,000	$959,411
9.875% due 08/10/2011		450,000	379,155
12.00% due 05/15/2015 (b)		16,410,000	14,435,335
Forest City Enterprises, Inc.
7.625% due 06/01/2015		10,000	9,300
General Motors Acceptance Corp.
5.85% due 01/14/2009		520,000	493,782
8.00% due 11/01/2031		21,400,000	13,922,369
Glitnir Banki HF
6.33% due 07/28/2011 (g)		720,000	583,992
6.375% due 09/25/2012 (g)		870,000	747,785
6.693% due 06/15/2016 (b)(g)		1,220,000	784,533
7.451% due 09/14/2049 (b)(g)		100,000	60,185
GMAC LLC
6.00% due 04/01/2011		2,846,000	2,020,131
Goldman Sachs Group LP
4.50% due 06/15/2010		1,090,000	1,091,463
Hawker Beechcraft Acquisition Company LLC
8.875% due 04/01/2015		660,000	663,300
9.75% due 04/01/2017		405,000	405,000
HSBC Bank PLC zero coupon due 11/01/2011 (b)	RUB	21,807,000	925,489
HSBC Bank PLC, Series E, MTN
7.00% due 11/01/2011		$151,880	132,448
HSBC Bank USA, BKNT
7.00% due 11/01/2011 (b)(g)		7,803	7,725
7.00% due 11/01/2011 (b)(g)		7,510	7,435
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)		3,200,000	2,565,280
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(g)		746,000	668,544
6.375% due 04/30/2022 (b)		30,000	742,153
International Lease Finance Corp.
5.875% due 05/01/2013		1,545,000	1,378,418
J.P. Morgan Chase & Company
6.625% due 03/15/2012		1,925,000	1,985,102
Kaupthing Bank HF
7.125% due 05/19/2016 (g)		440,000	310,071
7.625% due 02/28/2015 (g)		2,410,000	2,014,886
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010		1,380,000	1,331,621
Lehman Brothers Holdings, Inc., MTN
5.625% due 01/24/2013		260,000	246,091
6.20% due 09/26/2014		440,000	419,966
6.75% due 12/28/2017		2,170,000	2,038,552
Merrill Lynch & Company, Inc.
5.70% due 05/02/2017		1,600,000	1,408,701
Morgan Stanley
3.1837% due 10/18/2016 (b)		430,000	372,998
4.75% due 04/01/2014		4,030,000	3,672,257
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (g)		175,000	158,375
7.00% due 05/01/2017 (g)		190,000	167,675
Realogy Corp.
10.50% due 04/15/2014		1,050,000	729,750
12.375% due 04/15/2015		1,370,000	671,300
Residential Capital LLC
9.625% due 05/15/2015 (g)		4,000,000	1,940,000

The accompanying notes are an integral part of the financial statements.

109

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (g)	$1,590,000	$1,467,013
Shinsei Finance Cayman, Ltd.
6.418% due 01/29/2049 (a)(b)(g)	1,410,000	990,232
Sigma Finance Inc., MTN
8.00% due 06/22/2017 (b)(g)	2,000,000	1,180,000
Snoqualmie Entertainment Authority
6.9363% due 02/01/2014 (b)(g)	80,000	58,800
TNK-BP Finance SA
7.50% due 07/18/2016 (g)	2,560,000	2,422,272
7.875% due 03/13/2018 (g)	600,000	577,500
TuranAlem Finance BV
8.25% due 01/22/2037 (g)	2,590,000	2,162,650
8.25% due 01/22/2037	430,000	359,587
Vanguard Health Holding Company I LLC zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	500,000	440,000
Ventas Realty LP/Ventas Capital Corp.
6.50% due 06/01/2016	65,000	62,075
6.75% due 04/01/2017	275,000	264,000
Wachovia Corp.
5.25% due 08/01/2014	3,280,000	3,053,969
Wells Fargo Company
5.30% due 08/26/2011	2,360,000	2,400,986
		117,858,072
Industrial - 5.51%
Associated Materials, Inc. zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	3,875,000	2,557,500
DRS Technologies, Inc.
6.625% due 02/01/2016	550,000	558,250
7.625% due 02/01/2018	50,000	52,875
Eastman Kodak Company
3.375% due 10/15/2033	7,830,000	7,477,415
7.25% due 11/15/2013 (a)	8,650,000	8,412,125
Graham Packaging Company
9.875% due 10/15/2014	330,000	292,050
Graphic Packaging International Corp.
9.50% due 08/15/2013	320,000	305,600
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	285,000	296,400
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	1,150,000	1,115,500
7.625% due 12/01/2013	80,000	77,600
Kansas City Southern Railway Company
7.50% due 06/15/2009	180,000	181,800
L-3 Communications Corp.
7.625% due 06/15/2012	850,000	858,500
Metals USA, Inc.
11.125% due 12/01/2015	650,000	676,000
NewPage Holding Corp.
9.9862% due 11/01/2013	1,907,544	1,840,780
Nortek, Inc.
8.50% due 09/01/2014	300,000	192,000

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
NTK Holdings, Inc. zero coupon, Step up to 10.75% on
09/01/2009 due 03/01/2014	$1,305,000	$593,775
NXP BV/NXP Funding LLC
7.875% due 10/15/2014	205,000	188,600
9.50% due 10/15/2015	70,000	60,900
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (g)	150,000	138,750
Radnor Holdings Corp.
11.00% due 03/15/2010 ˆ	175,000	219
Saint Acquisition Corp.
10.4256% due 05/15/2015 (b)(g)	270,000	86,400
12.50% due 05/15/2017 (a)(g)	725,000	246,500
Sequa Corp.
11.75% due 12/01/2015 (g)	190,000	169,100
13.50% due 12/01/2015 (g)	190,000	174,800
Terex Corp.
7.375% due 01/15/2014	50,000	49,250
Tyco International Group SA
6.00% due 11/15/2013	1,970,000	1,900,876
6.125% due 11/01/2008	1,780,000	1,785,589
6.125% due 01/15/2009	30,000	30,289
6.375% due 10/15/2011	280,000	286,533
6.75% due 02/15/2011	660,000	677,644
Tyco International, Ltd. / Tyco International Finance SA
6.875% due 01/15/2021 (g)	5,130,000	5,127,681
Waste Management, Inc.
6.375% due 11/15/2012	1,370,000	1,405,719
		37,817,020
Technology - 0.48%
Activant Solutions, Inc.
9.50% due 05/01/2016	225,000	177,750
Ceridian Corp., PIK
12.25% due 11/15/2015 (g)	160,000	145,200
Electronic Data Systems Corp.
7.125% due 10/15/2009	1,370,000	1,412,834
Sungard Data Systems, Inc.
9.125% due 08/15/2013	438,000	442,380
10.25% due 08/15/2015	1,085,000	1,090,425
		3,268,589
Utilities - 4.87%
AES Corp.
7.75% due 03/01/2014	4,966,000	4,897,717
7.75% due 10/15/2015	400,000	394,000
8.00% due 10/15/2017	3,505,000	3,434,900
9.375% due 09/15/2010	1,730,000	1,820,825
Dominion Resources, Inc.
5.70% due 09/17/2012	1,370,000	1,391,016
Edison Mission Energy
7.00% due 05/15/2017	460,000	430,100
7.20% due 05/15/2019	610,000	568,825
7.625% due 05/15/2027	230,000	206,425
7.75% due 06/15/2016	260,000	258,700
Energy Future Holdings Corp.
11.25% due 11/01/2017 (g)	3,600,000	3,591,000
Exelon Corp.
5.625% due 06/15/2035	635,000	547,315

The accompanying notes are an integral part of the financial statements.

110

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
FirstEnergy Corp.
6.45% due 11/15/2011	$820,000	$841,401
7.375% due 11/15/2031	1,215,000	1,321,189
Mirant Mid Atlantic LLC, Series B
9.125% due 06/30/2017	760,349	836,384
Mirant North America LLC
7.375% due 12/31/2013	500,000	495,625
NRG Energy, Inc.
7.25% due 02/01/2014	1,725,000	1,647,375
7.375% due 02/01/2016	1,175,000	1,105,969
Orion Power Holdings, Inc.
12.00% due 05/01/2010	250,000	270,000
Pacific Gas & Electric Company
6.05% due 03/01/2034	930,000	896,737
TXU Corp., Series P
5.55% due 11/15/2014	1,580,000	1,236,939
TXU Corp., Series Q
6.50% due 11/15/2024	1,830,000	1,350,178
TXU Corp., Series R
6.55% due 11/15/2034	8,030,000	5,850,481
		33,393,101
TOTAL CORPORATE BONDS (Cost $424,626,053)		$383,599,656
COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.31%
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class A4
5.372% due 09/10/2045 (b)	1,640,000	1,563,415
Banc of America Mortgage Securities,
Series 2005-C, Class 2A1
4.7047% due 04/25/2035 (b)	240,889	236,850
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-12, Class 24A1
5.7765% due 02/25/2036 (b)	1,983,580	1,883,699
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
6.6678% due 11/25/2034 (b)	932,441	719,073
Bear Stearns Structured Products Inc., Series
2007-R10, Class A1
5.1388% due 12/31/2037 (b)(g)	5,898,123	5,632,708
Bear Stearns Structured Products Inc., Series
2007-R11, Class A1A
3.0825% due 09/25/2037 (b)(g)	6,812,467	6,488,875
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.35% due 01/17/2032	580,000	620,414
Commercial Mortgage Pass-Through Certificates,
Series 2001-J2A, Class A1
5.447% due 07/16/2034 (g)	518,501	520,606
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
2.6788% due 07/20/2046 (b)	3,771,118	2,277,150
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
2.6787% due 07/20/2046 (b)	3,891,634	2,686,661
Countrywide Home Loans, Series 2005-9, Class 2A1
2.7025% due 05/25/2035 (b)	145,912	110,037
Countrywide Home Loans, Series 2006-HYB3,
Class 2A1A
5.7103% due 04/20/2036 (b)	256,743	225,641

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loans,
Series 2004-25, Class 2A1
2.8225% due 02/25/2035 (b)	$204,854	$162,658
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.609% due 02/15/2039 (b)	2,580,000	2,484,766
First Boston Mortgage Securities Corp., Series D
10.965% IO due 05/25/2017	19,228	4,281
First Union National Bank Commercial Mortgage,
Series 2000-C1
0.5609% IO due 05/17/2032 (b)	25,264,979	373,631
GMAC Mortgage Corp. Loan Trust, Series
2005-AR5, Class 3A1
5.0552% due 09/19/2035 (b)	90,726	87,448
Green Tree Financial Corp., Series 1997-6, Class A8
7.07% due 09/15/2007	766,017	759,099
Greenpoint Mortgage Funding Trust, Series
2005-AR4, Class 1A1
2.7425% due 10/25/2045 (b)	337,377	245,810
Greenpoint Mortgage Funding Trust, Series
2006-AR5, Class A1A
2.5625% due 10/25/2046 (b)	1,085,863	949,478
Impac Secured Assets Corp., Series 2005-2,
Class A1
2.8025% due 03/25/2036 (b)	1,496,342	1,115,358
IndyMac Index Mortgage Loan Trust, Series
2006-AR6, Class 2A1A
2.6825% due 06/25/2047 (b)	5,149,853	3,605,425
IndyMac Index Mortgage Loan Trust, Series
2007-AR15, Class 2A1
5.9866% due 08/25/2037 (b)	3,589,584	2,740,758
J.P. Morgan Chase Commercial Mortgage
Securities Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043 (b)	3,960,000	3,863,136
J.P. Morgan Mortgage Trust, Series 2005-A6,
Class 7A1
4.9632% due 08/25/2035 (b)	516,227	499,770
Luminent Mortgage Trust, Series 2006-4, Class A1A
2.6725% due 05/25/2046 (b)	3,077,182	2,201,505
Master Adjustable Rate Mortgages Trust.,
Series 2006-2, Class 3A1
4.8496% due 01/25/2036 (b)	1,131,769	1,092,662
Master Adjustable Rate Mortgages Trust.,
Series 2006-OA1, Class 1A1
2.6925% due 04/25/2046 (b)	3,646,542	2,656,804
Master Seasoned Securities Trust, Series 2005-2,
Class 4A1
6.5034% due 10/25/2032 (b)	700,099	674,365
MASTR Asset Securitization Trust, Series 2003-6,
Class 1A1
5.50% due 07/25/2033	1,201,993	1,137,045
Merit Securities Corp., Series 11PA, Class B2
3.8825% due 09/28/2032 (b)(g)	770,633	716,228
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.8415% due 05/12/2039 (b)	1,810,000	1,761,075
Morgan Stanley Mortgage Loan Trust, Series
2004-11AR, Class 1A1
2.8025% due 01/25/2035 (b)	1,616,164	1,306,012

The accompanying notes are an integral part of the financial statements.

111

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Mortgage Loan Trust, Series
2004-8AR, Class 4A1
5.362% due 10/25/2034 (b)	$712,494	$642,436
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 4A1
5.4798% due 06/25/2036 (b)	3,289,410	3,115,060
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
2.6725% due 09/25/2046 (b)	2,957,753	2,106,396
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00% due 11/25/2036 (g)	3,715,877	3,363,159
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 5A1
5.5294% due 09/25/2035 (b)	1,901,787	1,726,273
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR3, Class 2A1
6.8302% due 08/25/2035 (b)	250,268	196,560
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR4, Class A1
2.7925% due 12/25/2035 (b)	768,248	550,404
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
2.6725% due 07/25/2036 (b)	3,434,663	2,048,009
Thornburg Mortgage Securities Trust, Series
2005-4, Class A3
2.7125% due 12/25/2035 (b)	1,768,110	1,755,223
Thornburg Mortgage Securities Trust, Series
2006-1, Class A3
2.6525% due 01/25/2036 (b)	5,316,750	5,253,905
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
2.5875% due 06/25/2036 (b)	3,948,777	3,890,884
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
2.5925% due 06/25/2036 (b)	4,285,805	4,248,595
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2215% due 09/25/2037 (b)	2,465,669	2,355,036
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.216% due 09/25/2037 (b)	2,274,840	2,159,825
WaMu Mortgage Pass-Through Certificates, Series
2005-AR11, Class A1B3
2.8825% due 08/25/2045 (b)	393,807	303,436
WaMu Mortgage Pass-Through Certificates, Series
2005-AR13, Class A1A1
2.7725% due 10/25/2045 (b)	1,019,714	793,948
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
2.7525% due 12/25/2045 (b)	2,380,793	1,838,631
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A2
2.7725% due 12/25/2045 (b)	396,799	284,710
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
2.7125% due 04/25/2045 (b)	661,715	519,946
WaMu Mortgage Pass-Through Certificates, Series
2005-AR8, Class 1A1A
2.7525% due 07/25/2045 (b)	1,004,724	741,294

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
2.6125% due 08/25/2036 (b)	$2,090,942	$1,995,180
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $104,007,405)		$91,291,353
ASSET BACKED SECURITIES - 4.54%
ACE Securities Corp., Series 2006-GP1, Class A
2.6125% due 02/25/2031 (b)	2,396,612	2,092,752
Amortizing Residential Collateral Trust,
Series 2002-BC6, Class M2
3.6825% due 08/25/2032 (b)	128,595	44,725
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
5.3212% due 04/15/2033 (b)	101,526	73,190
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A2A
6.00% due 10/25/2036	3,203,468	2,792,025
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A3A
6.50% due 10/25/2036	3,152,131	2,474,423
Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
3.7325% due 06/25/2034 (b)	326,545	184,199
GSAMP Trust, Series 2006-S4, Class A1
2.5725% due 05/25/2036 (b)	1,089,645	564,510
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
2.6125% due 06/25/2036 (b)	2,792,482	1,054,363
Lehman XS Trust, Series 2007-9, Class 1A1
2.5125% due 06/25/2037 (b)	1,591,380	1,330,539
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
3.9825% due 10/25/2037 (b)	6,348,829	5,568,120
Mid State Trust, Series 6, Class A1
7.34% due 07/01/2035	1,114,059	1,122,848
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
2.6325% due 03/25/2036 (b)	1,760,207	947,351
MSDWCC Heloc Trust, Series 2005-1, Class A
2.6725% due 07/25/2017 (b)	39,197	26,519
RAAC Series, Series 2006-RP2, Class A
2.7325% due 02/25/2037 (b)(g)	2,374,184	2,017,013
SACO I Trust, Inc., Series 2005-7, Class A
2.7625% due 09/25/2035 (b)	344,889	284,931
SACO I Trust, Inc., Series 2006-5, Class 1A
2.6325% due 04/25/2036 (b)	1,624,681	485,008
SACO I Trust, Inc., Series 2006-6, Class A
2.6125% due 06/25/2036 (b)	2,613,068	879,234
Sail Net Interest Margin Notes, Series 2004-2A,
Class A
5.50% due 03/27/2034 (g)	46,524	5
SLM Student Loan Trust, Series 2006-5, Class A2
2.91% due 07/25/2017 (b)	2,552,169	2,542,673
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
2.5925% due 02/25/2036 (b)(g)	2,805,651	759,554
Structured Asset Securities Corp., Series
2007-TC1, Class A
2.7825% due 04/25/2031 (b)(g)	5,768,408	4,321,801

The accompanying notes are an integral part of the financial statements.

112

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Structured Asset Securities Corp., Series
2008-BC4, Class A3
2.6425% due 11/25/2037 (b)	$1,748,877	$1,576,448
TOTAL ASSET BACKED SECURITIES
(Cost $43,920,967)		$31,142,231
SUPRANATIONAL OBLIGATIONS - 0.44%
Financial - 0.44%
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	2,857,000	3,002,570
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,105,270)		$3,002,570
COMMON STOCKS - 0.00%
Consumer, Cyclical - 0.00%
Home Interiors *	1,103,919	11,039
Technology - 0.00%
ATSI Holdings, Inc. *	8,111	0
TOTAL COMMON STOCKS (Cost $441,132)		$11,039
PREFERRED STOCKS - 1.33%
Consumer, Cyclical - 0.26%
General Motors Corp., Series C, 6.25% *	135,250	1,793,415
Financial - 0.12%
Resona Preferred Global Securities (Cayman), Ltd., 7.191% (b)(g)	860,000	794,128
Government - 0.19%
Federal National Mortgage Association, Series S, 8.25% *	57,200	1,312,740
Mortgage Securities - 0.76%
Federal Home Loan Mortgage Corp.,
Serie V, 5.57% *	178,375	3,208,966
Federal Home Loan Mortgage Corp.,
Series Z, 8.375% *	83,825	2,036,948
		5,245,914
TOTAL PREFERRED STOCKS (Cost $10,809,724)		$9,146,197
TERM LOANS - 2.62%
Basic Materials - 0.42%
Georgia Pacific
4.5506% due 12/23/2013 (b)	3,060,289	2,875,695
Consumer, Cyclical - 0.38%
Community Health Systems, Inc., Tranche B
4.8999% due 07/02/2014 (b)	2,762,060	2,601,667
Consumer, Non-cyclical - 0.48%
Aramark Corp. TL Strip
4.6756% due 01/31/2014 (b)	1,500,000	1,407,495
Hertz Corp.
4.21% due 12/21/2012	1,995,764	1,880,590
		3,288,085
Energy - 0.83%
Calpine Corp.
5.575% due 03/29/2009 (b)	3,980,000	3,796,482

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
Energy (continued)
Dynegy Holdings, Inc.
3.9825% due 04/02/2013 (b)	$1,999,619	$1,879,285
		5,675,767
Industrial - 0.26%
Freescale Semiconductor
4.4588% due 12/01/2013 (b)	1,989,899	1,801,356
Technology - 0.25%
First Data Corp.
5.2119% due 10/15/2014 (b)	1,846,050	1,699,418
TOTAL TERM LOANS (Cost $16,962,017)		$17,941,988
OPTIONS - 0.00%
Other - 0.00%
Eurodollar Futures Expiration 09/15/2008 at $95.375 *	27,500	69
TOTAL OPTIONS (Cost $192)		$69
REPURCHASE AGREEMENTS - 4.50%
Merrill Lynch Tri-Party Repurchase Agreement dated 06/30/2008 at 2.00% to be repurchased at $30,901,717 on 07/01/2008, collateralized by $31,520,000 Federal Home Loan Bank, 2.275% due 04/24/2009 (valued at $31,518,000, including interest)
	$30,900,000	$30,900,000
TOTAL REPURCHASE AGREEMENTS
(Cost $30,900,000)		$30,900,000
SHORT TERM INVESTMENTS - 4.68%
Bank Negara Malaysia Monetary Notes-Islamic, Series 4708
zero coupon due 07/17/2008 to 11/13/2008	MYR 18,678,000	$5,665,617
Egypt Treasury Bills, Series 364
zero coupon due 10/28/2008 to 11/11/2008	EGP 41,950,000	7,683,209
Federal National Mortgage Association Discount Notes
zero coupon due 12/15/2008 ****	$10,378,000	10,291,344
John Hancock Cash Investment Trust, 2.5657% (c)(h)	8,430,474	8,430,474
TOTAL SHORT TERM INVESTMENTS
(Cost $32,015,220)		$32,070,644
Total Investments (Strategic Bond Trust) (Cost $878,611,279) - 118.18%		$810,570,107
Liabilities in Excess of Other Assets - (18.18)%		(124,693,914)
TOTAL NET ASSETS - 100.00%		$685,876,193

The accompanying notes are an integral part of the financial statements.

113

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Strategic Income Trust

	Shares or Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 3.17%
Government - 3.17%
8.125% due 08/15/2019	$1,065,000	$1,422,441
9.25% due 02/15/2016	1,860,000	2,531,635
4.25% due 11/15/2013	3,160,000	3,297,757
4.75% due 05/15/2014	3,890,000	4,170,200
4.875% due 08/15/2016	4,680,000	5,017,470
		16,439,503
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,368,486)		$16,439,503
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.86%
Mortgage Securities - 10.86%
5.00% due 01/01/2023 to 07/01/2023	10,154,074	10,053,723
5.375% due 06/12/2017	8,000,000	8,361,348
5.50% due 02/01/2037 to 09/01/2037	15,063,904	14,864,735
6.00% due 08/01/2022 to 09/01/2037	13,326,393	13,499,649
6.50% due 08/01/2036 to 11/01/2036	9,206,905	9,500,520
		56,279,975
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $55,701,485)		$56,279,975
FOREIGN GOVERNMENT OBLIGATIONS - 13.92%
Austria - 0.19%
Republic of Austria
6.00% due 09/26/2008	NZD 1,315,000	995,002
Canada - 4.01%
Province of Ontario
4.40% due 03/08/2016	CAD 4,775,000	4,715,623
4.50% due 03/08/2015	3,410,000	3,403,379
6.25% due 06/16/2015	NZD 2,600,000	1,867,333
6.375% due 10/12/2010	5,760,000	4,277,608
Province of Quebec
5.25% due 10/01/2013	CAD 6,320,000	6,534,881
		20,798,824
Colombia - 0.39%
Republic of Colombia
10.00% due 01/23/2012	$110,000	127,435
10.75% due 01/15/2013	1,555,000	1,881,550
		2,008,985
France - 1.44%
Government of France
4.75% due 10/25/2012	EUR 4,770,000	7,488,652
Germany - 1.23%
Federal Republic of Germany
3.50% due 04/12/2013	1,670,000	2,500,759
5.00% due 07/04/2012	2,435,000	3,870,669
		6,371,428
Ireland - 2.46%
Republic of Ireland
4.50% due 10/18/2018	8,415,000	12,725,670
Mexico - 0.79%
Government of Mexico
5.625% due 01/15/2017	$530,000	535,565
5.875% due 01/15/2014	510,000	530,400
6.375% due 01/16/2013	410,000	431,525

Strategic Income Trust (continued)

	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
8.00% due 12/17/2015	MXN 22,780,000	$2,077,857
8.125% due 12/30/2019	$310,000	375,100
10.375% due 02/17/2009	160,000	166,400
		4,116,847
Spain - 3.41%
Kingdom of Spain
4.20% due 07/30/2013	EUR 5,515,000	8,435,282
5.00% due 07/30/2012	2,705,000	4,273,882
5.35% due 10/31/2011	3,095,000	4,941,634
		17,650,798
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $65,962,352)		$72,156,206
CORPORATE BONDS - 42.30%
Basic Materials - 1.72%
American Pacific Corp.
9.00% due 02/01/2015	$1,540,000	1,505,350
CII Carbon LLC
11.125% due 11/15/2015 (g)	2,720,000	2,679,200
International Paper Company
7.95% due 06/15/2018	1,315,000	1,307,681
NewPage Corp.
10.00% due 05/01/2012	1,080,000	1,093,500
Pope & Talbot, Inc.
8.375% due 06/01/2013 ˆ	1,500,000	150,000
Verso Paper, Inc., Series B
9.125% due 08/01/2014	840,000	821,100
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016	1,535,000	1,373,825
		8,930,656
Communications - 6.93%
Allbritton Communications Company
7.75% due 12/15/2012	2,675,000	2,601,437
Axtel SAB de CV
7.625% due 02/01/2017 (g)	2,550,000	2,610,562
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	100,000	94,500
Centennial Communications Corp.
10.00% due 01/01/2013	2,050,000	2,080,750
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.25% due 09/15/2010	1,960,000	1,896,300
Cincinnati Bell, Inc.
8.375% due 01/15/2014	2,200,000	2,128,500
Citizens Communications Company
7.125% due 03/15/2019	795,000	711,525
CSC Holdings, Inc.
8.50% due 06/15/2015 (g)	1,615,000	1,586,738
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)	2,175,000	2,052,656
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	2,015,000	1,209,000
Radio One, Inc.
8.875% due 07/01/2011	325,000	276,250

The accompanying notes are an integral part of the financial statements.

114

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Strategic Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communications (continued)
Rogers Cable, Inc.
7.25% due 12/15/2011	CAD 250,000	$254,467
Rural Cellular Corp.
5.6819% due 06/01/2013 (b)	$930,000	932,325
8.6228% due 11/01/2012 (b)	1,290,000	1,299,675
Shaw Communications, Inc.
5.70% due 03/02/2017	CAD 690,000	639,338
6.10% due 11/16/2012	500,000	494,381
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	$816,000	822,120
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013	2,920,000	2,365,200
Sprint Capital Corp.
8.375% due 03/15/2012	2,595,000	2,569,050
Time Warner Cable, Inc.
6.75% due 07/01/2018	1,685,000	1,696,173
Vertis, Inc.
9.75% due 04/01/2009	425,000	391,000
West Corp.
11.00% due 10/15/2016	2,850,000	2,408,250
XM Satellite Radio, Inc.
7.3728% due 05/01/2013 (b)	500,000	482,500
9.75% due 05/01/2014	3,355,000	3,204,025
Young Broadcasting, Inc.
10.00% due 03/01/2011	2,000,000	1,120,000
		35,926,722
Consumer, Cyclical - 10.37%
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)	2,095,000	1,875,024
AMC Entertainment, Inc.
8.00% due 03/01/2014	2,540,000	2,254,250
Cinemark, Inc.
9.75% due 03/15/2014	1,000,000	950,000
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR 3,440,000	5,089,444
Delta Air Lines, Inc.
6.821% due 08/10/2022	$1,736,518	1,415,262
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)	1,450,000	942,500
Great Canadian Gaming Corp.
7.25% due 02/15/2015 (g)	1,000,000	970,000
Greektown Holdings LLC
10.75% due 12/01/2013 ˆ (g)	3,540,000	2,619,600
Hanesbrands, Inc., Series B
6.5081% due 12/15/2014 (b)	2,125,000	1,976,250
HRP Myrtle Beach Operations LLC
7.3825% due 04/01/2012 (b)(g)	1,855,000	1,595,300
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	2,345,000	2,133,950
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	895,000	630,975
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	2,755,000	2,066,250
Landry’s Restaurants, Inc.
9.50% due 12/15/2014	3,395,000	3,327,100
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)	1,000,000	935,000

Strategic Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Majestic Star Casino LLC
9.50% due 10/15/2010	$1,580,000	$1,311,400
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (g)	1,745,000	1,539,963
MGM Mirage, Inc.
6.75% due 09/01/2012	725,000	650,687
Michaels Stores, Inc.
10.00% due 11/01/2014	1,210,000	1,048,163
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (g)	3,150,000	2,929,500
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	555,000	549,450
7.125% due 08/15/2014	3,175,000	2,635,250
8.00% due 04/01/2012	2,010,000	1,839,150
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,500,000	1,286,250
9.75% due 04/01/2010	1,770,000	1,770,000
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019	1,645,000	1,455,825
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015	625,000	478,125
Pokagon Gaming Authority
10.375% due 06/15/2014 (g)	466,000	499,785
Station Casinos, Inc.
6.50% due 02/01/2014	625,000	359,375
6.875% due 03/01/2016	250,000	136,562
Tenneco Automotive, Inc.
8.625% due 11/15/2014	975,000	860,438
Turning Stone Resort Casino
9.125% due 09/15/2014 (g)	1,895,000	1,885,525
9.125% due 12/15/2010 (g)	1,475,000	1,463,937
US Corrugated, Inc.
10.00% due 06/12/2013	785,000	573,050
Waterford Gaming LLC
8.625% due 09/15/2014 (g)	1,727,000	1,668,714
		53,722,054
Consumer, Non-cyclical - 2.43%
Alliance One International, Inc.
11.00% due 05/15/2012	2,900,000	2,987,000
Allied Security Escrow Corp.
11.375% due 07/15/2011	300,000	258,000
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (g)	490,000	492,450
Community Health Systems, Inc.
8.875% due 07/15/2015	500,000	503,125
Cosan SA Industria e Comercio
8.25% due 02/28/2049 (g)	2,200,000	2,079,000
DASA Finance Corp.
8.75% due 05/29/2018 (g)	860,000	865,375
Hanger Orthopedic Group, Inc.
10.25% due 06/01/2014	1,505,000	1,546,387
HCA, Inc.
9.125% due 11/15/2014	540,000	552,150
Healthsouth Corp.
9.1331% due 06/15/2014 (b)	660,000	669,900
Inverness Medical Innovations, Inc.
9.0925% due 06/26/2015 (b)	375,000	355,939

The accompanying notes are an integral part of the financial statements.

115

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Strategic Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	$1,495,000	$1,495,000
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015	980,000	764,400
		12,568,726
Diversified - 0.43%
GRUPO KUO SAB de CV
9.75% due 10/17/2017 (g)	1,415,000	1,427,027
Marquee Holdings, Inc.
9.505 due 08/15/2014	1,010,000	792,850
		2,219,877
Energy - 1.48%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	895,000	827,875
Denbury Resources, Inc.
7.50% due 12/15/2015	685,000	681,575
MarkWest Energy Partners LP/ MarkWest Energy
Finance Corp.
8.75% due 04/15/2018 (g)	585,000	598,162
MarkWest Energy Partners LP/ MarkWest Energy
Finance Corp., Series B
8.50% due 07/15/2016	2,265,000	2,298,975
McMoRan Exploration Company
11.875% due 11/15/2014	810,000	862,650
NGPL Pipeco LLC
7.119% due 12/15/2017 (g)	1,030,000	1,052,723
Targa Resources Partners LP
8.25% due 07/01/2016	845,000	815,425
Williams Partners Finance Corp.
7.25% due 02/01/2017	540,000	540,000
		7,677,385
Financial - 6.40%
Banco Macro SA
8.50% due 02/01/2017	715,000	580,938
CCM Merger, Inc.
8.00% due 08/01/2013 (g)	4,070,000	3,469,675
Chukchansi Economic Development Authority
8.00% due 11/15/2013 (g)	695,000	597,700
CIT Group, Inc.
5.00% due 02/13/2014	675,000	484,707
Drummond Company, Inc.
7.375% due 02/15/2016 (g)	3,000,000	2,790,000
Ford Motor Credit Company LLC
9.75% due 09/15/2010	1,880,000	1,639,140
GE Capital Australia Funding Corp., MTN
6.50% due 11/15/2011	AUD 3,210,000	2,863,857
General Electric Capital Corp.
6.625% due 02/04/2010	NZD 4,515,000	3,333,396
Independencia International, Ltd.
9.875% due 01/31/2017 (g)	$2,000,000	1,905,000
9.875% due 05/15/2015 (g)	770,000	733,425
ISA Capital do Brasil SA
8.80% due 01/30/2017 (g)	530,000	551,200
Landwirtschaftliche Rentenbank, EMTN
6.50% due 09/17/2009	NZD 1,305,000	976,900
6.625% due 05/27/2010	2,100,000	1,570,010

Strategic Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Liberty Mutual Group, Inc.
10.75% due 06/15/2058 (b)(g)	$2,160,000	$2,068,200
Local TV Finance LLC
9.25% due 06/15/2015 (g)	260,000	202,800
Morgan Stanley, MTN
6.00% due 04/28/2015	1,005,000	960,799
Nexstar Finance, Inc.
7.00% due 01/15/2014	1,070,000	930,900
Orascom Telecom Finance
7.875% due 02/08/2014 (g)	480,000	445,200
SLM Corp., MTN
8.45% due 06/15/2018	1,360,000	1,304,697
Snoqualmie Entertainment Authority
9.125% due 02/01/2015 (g)	1,115,000	825,100
Symetra Financial Corp.
8.30% due 10/15/2067 (b)(g)	990,000	866,346
TAM Capital, Inc.
7.375% due 04/25/2017	1,365,000	1,056,169
Toyota Motor Credit Corp., EMTN
6.75% due 09/21/2009	NZD 1,700,000	1,273,882
Ucar Finance, Inc.
10.25% due 02/15/2012	$157,000	162,495
VW Financial Services AG, EMTN
5.375% due 01/25/2012	EUR 1,005,000	1,571,456
		33,163,992
Government - 7.18%
Canada Housing Trust, Series JUNE
4.60% due 09/15/2011	CAD 11,300,000	11,346,100
New South Wales Treasury Corp., Series 10RG
7.00% due 12/01/2010	AUD 27,205,000	25,886,966
		37,233,066
Industrial - 3.65%
American Railcar Industries, Inc.
7.50% due 03/01/2014	$500,000	465,000
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (g)	655,000	641,900
BWAY Corp.
10.00% due 10/15/2010	2,205,000	2,205,000
DRS Technologies, Inc.
7.625% due 02/01/2018	200,000	211,500
Graphic Packaging International Corp.
8.50% due 08/15/2011	1,000,000	967,500
9.50% due 08/15/2013	2,535,000	2,420,925
L-3 Communications Corp., Series B
6.375% due 10/15/2015	370,000	345,950
Manitowoc, Inc.
7.125% due 11/01/2013	2,030,000	1,928,500
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	1,085,000	1,109,413
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (g)	1,455,000	1,498,650
OI European Group BV
6.875% due 03/31/2017 (g)	EUR 475,000	702,992
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	$1,650,000	1,691,250
PHI, Inc.
7.125% due 04/15/2013	1,000,000	960,000

The accompanying notes are an integral part of the financial statements.

116

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Strategic Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	$875,000	$700,000
8.375% due 07/01/2012	3,050,000	2,676,375
Viterra, Inc.
8.00% due 04/08/2013	CAD 300,000	297,023
Waste Services, Inc.
9.50% due 04/15/2014	$100,000	101,000
		18,922,978
Technology - 0.48%
Oracle Corp.
5.75% due 04/15/2018	2,050,000	2,048,247
Vangent, Inc.
9.625% due 02/15/2015	500,000	435,000
		2,483,247
Utilities - 1.23%
Appalachian Power Company, Series K
5.00% due 06/01/2017	1,005,000	908,726
Cia de Transporte de Energia Electrica de Alta
Tension SA
8.875% due 12/15/2016 (g)	1,230,000	845,625
Dominion Resources, Inc., Series A
5.60% due 11/15/2016	1,005,000	970,583
Southern Union Company
7.20% due 11/01/2066 (b)	830,000	669,753
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)	3,020,000	2,959,600
		6,354,287
TOTAL CORPORATE BONDS (Cost $226,973,306)		$219,202,990
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.33%
American Home Mortgage Assets, Series 2006-6, Class XP
3.4005% IO due 12/25/2046	22,432,996	1,002,474
American Home Mortgage Investment Trust, Series 2007-1, Class GIOP
2.0784% IO due 05/25/2047	16,536,395	822,763
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4
5.414% due 09/10/2047	3,380,000	3,210,211
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.3995% due 09/15/2020 (b)	3,850,000	3,712,512
Countrywide Alternative Loan Trust, Series 2005-59, Class 2X
2.7414% IO due 11/20/2035 (b)	13,959,260	497,299
Countrywide Alternative Loan Trust, Series 2006-OA10, Class XPP
1.9156% IO due 08/25/2046 (b)	9,508,608	347,714
Countrywide Alternative Loan Trust, Series 2006-OA8, Class X
1.9608% IO due 07/25/2046 (b)	17,894,625	760,207
Countrywide Alternative Loan Trust, Series 2007-OA8, Class X
2.00% IO due 08/25/2047 (b)	11,590,810	446,707
Crown Castle Towers LLC, Series 2006-1A, Class F
6.6496% due 11/15/2036 (g)	950,000	835,460

Strategic Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (g)	$1,120,000	$955,277
Federal Home Loan Mortgage Corp., Series 3154, Class PM
5.50% due 05/15/2034	4,435,000	4,363,246
Federal Home Loan Mortgage Corp., Series 3228, Class PL
5.50% due 10/15/2034	5,740,000	5,610,616
Federal National Mortgage Association, Series
2006-117, Class PD
5.50% due 07/25/2035	6,300,000	6,077,531
Federal National Mortgage Association, Series
2006-65, Class TE
5.50% due 05/25/2035	2,438,217	2,396,448
Federal National Mortgage Association, Series
2006-84, Class MP
5.50% due 08/25/2035	7,172,000	7,071,492
Global Tower Partners Acquisition LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (g)	620,000	551,218
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Class A2
5.6666% due 05/10/2040 (b)	6,750,000	6,683,211
Greenpoint Mortgage Funding Trust, Series
2005-AR4, Class 4A2
2.8425% due 10/25/2045 (b)	2,535,503	1,764,493
Greenpoint Mortgage Funding Trust, Series
2006-AR1, Class A2A
2.8525% due 02/25/2036 (b)	1,558,632	1,036,798
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4
6.1119% due 07/10/2038 (b)	3,755,000	3,704,197
Harborview Mortgage Loan Trust, Series 2005-8, Class 1X
3.3069% IO due 09/19/2035 (b)	13,791,325	284,446
Harborview Mortgage Loan Trust, Series 2006-SB1, Class A1A
4.378% due 12/19/2036 (b)	2,549,068	1,795,939
Harborview Mortgage Loan Trust, Series 2007-3, Class ES
0.3509% IO due 05/19/2047	31,939,663	229,566
Harborview Mortgage Loan Trust, Series 2007-4, Class ES
0.3508% IO due 07/19/2047	32,046,999	240,352
Harborview Mortgage Loan Trust, Series 2007-6, Class ES
0.3436% IO due 08/19/2037 (g)	22,280,884	160,144
Harborview NIM Corp., Series 2007-3A, Class N1
6.654% due 05/19/2037 (g)	49,581	47,102
Indymac Index Mortgage Loan Trust, Series 2005-AR18, Class 1X
3.7389% IO due 10/25/2036	39,484,145	888,393
Indymac Index Mortgage Loan Trust, Series 2005-AR18, Class 2X
2.8832% IO due 10/25/2036 (b)	41,457,265	671,608
Luminent Mortgage Trust, Series 2006-1, Class X
3.8874% IO due 04/25/2036	22,733,085	687,144
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	705,000	671,650

The accompanying notes are an integral part of the financial statements.

117

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Strategic Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
SBA CMBS Trust, Series 2006-1A, Class J 7.825% due 11/15/2036 (g)	$425,000	$386,202
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1
5.7375% due 04/25/2037 (b)	3,705,029	3,550,724
WAMU Mortgage Pass Through Certificates, Series 2005-AR13, Class B1
3.0825% due 10/25/2045 (b)	2,228,028	1,157,312
WAMU Mortgage Pass Through Certificates, Series 2005-AR6, Class B1
3.0825% due 04/25/2045 (b)	3,563,661	1,922,549
WAMU Mortgage Pass Through Certificates, Series 2007-OA5, Class 1XPP
1.3302% IO due 06/25/2017	75,906,593	853,949
WAMU Mortgage Pass Through Certificates, Series 2007-OA6, Class 1XPP
1.5271% IO due 07/25/2047	44,419,111	541,358
Washington Mutual Mortgage Pass Through Certificates, Series 2007-OA4, Class XPPP
1.1359% IO due 04/25/2047	33,643,505	462,598
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1
6.0248% due 09/25/2036 (b)	2,752,524	2,672,335
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $69,769,491)		$69,073,245
ASSET BACKED SECURITIES - 0.62%
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (g)	1,670,000	1,294,250
Lehman XS Trust, Series 2005-5N, Class 3A2
2.8425% due 11/25/2035 (b)	672,910	419,096
Lehman XS Trust, Series 2006-2N, Class 1A2
2.8225% due 02/25/2046 (b)	2,555,813	1,484,473
TOTAL ASSET BACKED SECURITIES
(Cost $3,728,297)		$3,197,819
SUPRANATIONAL OBLIGATIONS - 4.92%
Financial - 1.27%
European Investment Bank
6.75% due 11/17/2008	NZD 2,535,000	1,915,073
European Investment Bank, EMTN
4.375% due 03/06/2009	GBP 1,260,000	2,490,413
7.00% due 01/18/2012	NZD 2,850,000	2,145,522
		6,551,008
Government - 3.65%
Instituto de Credito Oficial, EMTN
5.00% due 12/07/2009	GBP 1,890,000	3,726,197
Inter-American Development Bank, Series INTL
7.25% due 05/24/2012	NZD 10,585,000	8,084,184
Inter-American Development Bank, Series MPLE
4.25% due 12/02/2012	CAD 4,465,000	4,426,467
International Finance Corp., MTN
7.50% due 02/28/2013	AUD 2,810,000	2,696,176
		18,933,024
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $24,372,696)		$25,484,032

Strategic Income Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS - 0.28%
Basic Materials - 0.20%
Smurfit-Stone Container Corp. *	253,366	$1,031,200
Communications - 0.03%
Chunghwa Telecom Company, Ltd., ADR *	6,773	171,831
Industrial - 0.05%
Pactiv Corp. *	11,894	252,509
TOTAL COMMON STOCKS (Cost $1,893,674)		$1,455,540
TERM LOANS - 0.89%
Consumer, Cyclical - 0.60%
Delta Airlines, Inc.
6.041% due 04/30/2014 (b)	2,400,000	1,655,400
Great Canadian Gaming Corp.
4.19% due 02/07/2014 (b)	1,505,938	1,468,289
		3,123,689
Consumer, Non-cyclical - 0.29%
Bausch & Lomb, Inc.
7.978% due 04/11/2015 (b)	EUR 448,875	683,763
US Airways Group, Inc.
5.304% due 03/23/2014 (b)	$1,200,000	794,256
		1,478,019
TOTAL TERM LOANS (Cost $4,633,271)		$4,601,708
OPTIONS - 0.28%
Other - 0.28%
Comcast Corp.
Expiration 01/16/2010 at $25.00	30,000,000	390,000
Over The Counter Purchase Call on the EUR vs. USD
Expiration 09/05/2008 at $1.50	54,150,000	214,759
Over The Counter Purchase Call on the USD vs. CAD
Expiration 01/25/2010 at $1.30	11,780,000	38,485
Expiration 01/22/2010 at $1.30	11,780,000	38,050
Expiration 02/26/2010 at $1.30	59,500,000	214,855
Expiration 04/20/2010 at $1.30	11,660,000	46,523
Expiration 04/01/2010 at $1.30	23,500,000	93,765
Over The Counter Purchase Call on the USD vs. EUR
Expiration 02/26/2009 at $1.20	2,360,000	49,475
Over The Counter Purchase Call on the USD vs. JPY
Expiration 12/28/2008 at $100.00	24,000,000	345,600
		1,431,512
TOTAL OPTIONS (Cost $2,953,845)		$1,431,512
SHORT TERM INVESTMENTS - 7.74%
Federal Home Loan Bank Discount Notes
2.04% due 07/01/2008 (f)	$40,100,000	$40,100,000
TOTAL SHORT TERM INVESTMENTS
(Cost $40,100,000)		$40,100,000
Total Investments (Strategic Income Trust) (Cost $511,456,903) - 98.31%		$509,422,530
Other Assets in Excess of Liabilities - 1.69%		8,737,319
TOTAL NET ASSETS - 100.00%		$518,159,849

The accompanying notes are an integral part of the financial statements.

118

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Return Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 67.98%
Government - 0.05%
4.504% due 02/10/2014	$682,817	$655,977
6.344% due 08/10/2011	620,341	634,996
7.449% due 08/01/2010	50,958	52,161
		1,343,134
Mortgage Securities - 67.93%
3.923% due 06/01/2034 (b)	708,061	713,343
5.00% due 05/01/2018 to 12/01/2018	2,362,163	2,370,375
5.50% due 04/01/2037	14,319,475	14,129,293
5.50% TBA **	100,500,000	99,008,198
6.00% due 03/01/2016 to 09/01/2037	1,526,312	1,546,110
6.00% TBA **	51,200,000	51,718,001
6.695% due 01/01/2029 (b)	398,737	403,885
4.66% due 09/01/2035 (b)	6,870,352	6,913,028
4.818% due 09/01/2035 (b)	771,847	763,544
4.85% due 05/01/2036 (b)	4,179,822	4,195,872
4.994% due 06/01/2043 (b)	2,112,350	2,110,850
5.00% due 11/01/2017 to 05/01/2038	257,383,552	249,697,749
5.00% TBA **	113,000,000	108,486,177
5.07% due 05/01/2035 (b)	748,162	746,436
5.194% due 10/01/2040 (b)	359,408	361,293
5.50% due 11/01/2016 to 03/01/2038	364,130,736	360,441,009
5.50% TBA **	387,900,000	382,386,585
6.00% due 03/01/2016 to 05/01/2038	292,148,404	295,197,552
6.50% due 03/01/2036 to 11/01/2037	11,697,526	12,061,154
6.514% due 07/01/2009 (b)	55,460	55,457
4.75% due 01/20/2032 to 02/20/2032 (b)	977,408	979,619
5.00% due 11/20/2034 to 03/20/2035	1,291,715	1,113,635
5.125% due 10/20/2029 to 11/20/2029 (b)	599,783	603,225
5.375% due 02/20/2024 (b)	208,294	210,953
5.625% due 09/20/2021 (b)	87,934	88,707
6.00% due 04/15/2037 to 05/15/2037	3,339,443	3,396,448
6.375% due 05/20/2023 to 05/20/2030 (b)	740,141	749,255
4.88% due 11/01/2024	145,324	141,804
5.13% due 07/01/2023	258,214	257,166
5.52% due 06/01/2024	4,964,735	5,016,521
		1,605,863,244
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,617,109,665)		$1,607,206,378
FOREIGN GOVERNMENT OBLIGATIONS - 0.08%
Brazil - 0.06%
Federative Republic of Brazil
10.25% due 01/10/2028	BRL 2,600,000	1,370,470
South Africa - 0.02%
Republic of South Africa
5.875% due 05/30/2022	$500,000	465,269
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,019,717)		$1,835,739
CORPORATE BONDS - 29.30%
Basic Materials - 0.38%
Corporacion Nacional Del Cobre de Chile - CODELCO
6.15% due 10/24/2036 (g)	400,000	380,303

Total Return Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Basic Materials (continued)
Nucor Corp.
5.75% due 12/01/2017	$5,200,000	$5,207,176
Rohm & Haas Company
6.00% due 09/15/2017	2,100,000	2,044,871
Vale Overseas, Ltd.
6.25% due 01/23/2017	700,000	677,583
6.875% due 11/21/2036	700,000	650,115
		8,960,048
Communications - 1.87%
AT&T Broadband Corp.
8.375% due 03/15/2013	200,000	220,153
AT&T Corp.
7.30% due 11/15/2011 (b)	1,538,000	1,638,102
AT&T, Inc.
4.95% due 01/15/2013	500,000	498,267
5.50% due 02/01/2018	400,000	387,603
6.30% due 01/15/2038	300,000	283,426
BellSouth Corp.
2.7756% due 08/15/2008 (b)	5,700,000	5,696,398
Comcast Corp.
3.01% due 07/14/2009 (b)	4,400,000	4,364,914
5.875% due 02/15/2018	1,000,000	962,089
6.45% due 03/15/2037	1,000,000	930,691
Deutsche Telekom International Finance BV
2.9813% due 03/23/2009 (b)	4,900,000	4,866,411
France Telecom SA
7.75% due 03/01/2011	200,000	211,808
Qwest Capital Funding, Inc.
7.25% due 02/15/2011	113,000	109,610
Qwest Corp.
7.625% due 06/15/2015	2,700,000	2,598,750
Telecom Italia Capital SA
3.3437% due 07/18/2011 (b)	4,800,000	4,574,074
Telefonica Emisones SAU
3.1025% due 06/19/2009 (b)	4,700,000	4,673,572
Time Warner, Inc.
2.915% due 11/13/2009 (b)	3,700,000	3,595,590
Verizon Communications, Inc.
2.7337% due 04/03/2009 (b)	8,400,000	8,382,016
Verizon Global Funding Corp.
7.25% due 12/01/2010	200,000	212,330
		44,205,804
Consumer, Cyclical - 0.34%
American Airlines, Series 2001-2, Class A-1
6.978% due 04/01/2011	154,563	149,153
DaimlerChrysler N.A. Holding Corp.
3.2181% due 03/13/2009 (b)	3,000,000	2,994,771
DaimlerChrysler N.A. Holding Corp., MTN
3.1381% due 03/13/2009 (b)	1,300,000	1,296,048
3.2344% due 08/03/2009 (b)	3,500,000	3,471,107
MGM Mirage, Inc.
6.00% due 10/01/2009	200,000	196,750
		8,107,829
Consumer, Non-cyclical - 0.38%
Amgen, Inc.
2.7256% due 11/28/2008 (b)	3,950,000	3,937,925

The accompanying notes are an integral part of the financial statements.

119

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Anheuser-Busch Companies, Inc.
5.50% due 01/15/2018	$200,000	$187,564
AstraZeneca PLC
5.90% due 09/15/2017	1,400,000	1,435,000
6.45% due 09/15/2037	1,400,000	1,425,266
Kraft Foods, Inc.
6.25% due 06/01/2012	100,000	102,159
Philip Morris International, Inc.
5.65% due 05/16/2018	2,000,000	1,943,924
		9,031,838
Energy - 1.22%
Anadarko Petroleum Corp.
3.1762% due 09/15/2009 (b)	5,700,000	5,634,741
El Paso Corp.
7.75% due 01/15/2032	5,675,000	5,685,124
Gaz Capital for Gazprom
6.212% due 11/22/2016 (g)	700,000	654,010
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	3,200,000	3,248,829
Peabody Energy Corp.
7.875% due 11/01/2026	1,200,000	1,206,000
Petroleum Export, Ltd.
5.265% due 06/15/2011 (g)	412,256	409,061
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027 (g)	1,500,000	1,270,410
Salomon Brothers AG for OAO Gazprom
10.50% due 10/21/2009 (b)	3,600,000	3,865,680
Transocean, Inc.
2.8731% due 09/05/2008 (b)	3,500,000	3,495,397
Williams Companies, Inc.
6.375% due 10/01/2010 (g)	3,200,000	3,232,000
		28,701,252
Financial - 24.18%
Abbey National Treasury Services PLC, Series YCD
2.4094% due 07/02/2008 (b)	4,400,000	4,400,000
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013	3,000,000	2,988,237
American Express Bank FSB, BKNT
2.5419% due 10/20/2009 (b)	4,300,000	4,243,954
6.00% due 09/13/2017	300,000	289,458
American Express Centurion Bank, BKNT
2.495% due 06/12/2009 (b)	8,200,000	8,133,974
6.00% due 09/13/2017	300,000	289,458
American Express Company
7.00% due 03/19/2018	1,000,000	1,012,277
American Express Credit Corp., MTN
2.5194% due 03/02/2009 (b)	4,300,000	4,277,726
5.875% due 05/02/2013	2,800,000	2,790,591
American Honda Finance Corp., MTN
2.7844% due 02/09/2010 (b)(g)	4,600,000	4,595,326
American International Group, Inc.
2.5212% due 06/16/2009 (b)(g)	3,000,000	2,953,770
5.05% due 10/01/2015	700,000	634,254
ANZ National International, Ltd.
2.7975% due 08/07/2009 (b)(g)	5,000,000	4,989,505
Bank of America NA, BKNT
2.8125% due 12/18/2008 (b)	1,900,000	1,895,670
6.00% due 10/15/2036	1,400,000	1,240,873

Total Return Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Bank of Ireland, MTN
2.8625% due 12/18/2009 (b)	$9,000,000	$8,907,219
Bank of Ireland, Series YCD
2.7531% due 01/15/2010 (b)	10,500,000	10,342,490
Barclays Bank PLC
5.45% due 09/12/2012	32,500,000	32,877,585
Bear Stearns Companies, Inc.
3.2175% due 07/19/2010 (b)	6,900,000	6,765,795
6.95% due 08/10/2012	4,900,000	5,094,883
Bear Stearns Companies, Inc., MTN
2.7675% due 08/21/2009 (b)	13,200,000	13,047,540
2.9787% due 07/16/2009 (b)	4,400,000	4,347,499
Bear Stearns Companies, Inc., Series B, MTN
2.8906% due 03/30/2009 (b)	3,800,000	3,766,849
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(g)	2,500,000	2,295,675
Caelus Re, Ltd.
8.9231% due 06/07/2011 (b)(g)	1,400,000	1,398,925
Calabash Re, Ltd.
11.2138% due 01/08/2010 (b)(g)	3,100,000	3,091,802
Calyon New York, Series YCD
2.6888% due 01/16/2009 (b)	5,800,000	5,783,859
China Development Bank
5.00% due 10/15/2015	500,000	488,693
CIT Group Holdings, Inc.
3.0493% due 01/30/2009 (b)	3,600,000	3,483,119
CIT Group, Inc.
2.9588% due 12/19/2008 (b)	3,500,000	3,462,833
CIT Group, Inc., MTN
2.8388% due 08/17/2009 (b)	6,600,000	6,007,498
Citigroup Capital XXI
8.30% due 12/21/2057 (b)	8,400,000	7,932,364
Citigroup Funding, Inc., MTN
2.4813% due 04/23/2009 (b)	900,000	888,117
2.6669% due 12/08/2008 (b)	1,400,000	1,389,184
2.8094% due 06/26/2009 (b)	3,000,000	2,958,261
Citigroup, Inc.
2.8306% due 12/28/2009 (b)	1,200,000	1,170,498
2.8481% due 12/26/2008 (b)	8,100,000	8,067,649
2.9393% due 01/30/2009 (b)	8,800,000	8,718,978
5.30% due 10/17/2012	1,600,000	1,560,714
5.50% due 08/27/2012	3,800,000	3,747,226
5.50% due 04/11/2013	10,900,000	10,638,149
5.85% due 07/02/2013	1,000,000	989,778
6.125% due 08/25/2036	4,200,000	3,552,175
8.40% due 04/29/2049 (b)	8,900,000	8,460,429
Credit Agricole SA
2.6456% due 05/28/2009 (b)(g)	3,400,000	3,384,761
2.6956% due 05/28/2010 (b)(g)	3,900,000	3,859,027
Deutsche Bank AG
6.00% due 09/01/2017	6,700,000	6,764,990
DnB NORBank ASA
2.78% due 10/13/2009 (b)(g)	3,300,000	3,301,158
Ford Motor Credit Company
5.70% due 01/15/2010	600,000	511,902
5.80% due 01/12/2009	1,000,000	954,857
7.375% due 10/28/2009	2,900,000	2,641,259
7.375% due 02/01/2011	100,000	81,152
7.875% due 06/15/2010	400,000	345,263

The accompanying notes are an integral part of the financial statements.

120

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Ford Motor Credit Company LLC
7.25% due 10/25/2011	$100,000	$77,496
8.625% due 11/01/2010	300,000	254,491
General Electric Capital Corp.
5.50% due 09/15/2067 (b)(g)	EUR 12,700,000	17,632,057
5.875% due 01/14/2038	$4,200,000	3,806,326
General Electric Capital Corp., MTN
2.7456% due 08/15/2011 (b)	6,500,000	6,399,835
2.7675% due 01/05/2009 (b)	400,000	399,878
2.8875% due 01/20/2010 (b)	2,600,000	2,589,569
2.9175% due 10/21/2010 (b)	4,200,000	4,172,389
2.9275% due 01/08/2016 (b)	1,600,000	1,513,597
2.9368% due 10/26/2009 (b)	5,100,000	5,082,048
General Electric Capital Corp., Series A
4.7063% due 09/25/2016 (b)	4,200,000	4,168,072
General Electric Capital Corp., Series A, MTN
2.8962% due 12/15/2009 (b)	3,400,000	3,388,362
General Motors Acceptance LLC, MTN
3.9513% due 09/23/2008 (b)	2,200,000	2,166,580
GMAC LLC
6.00% due 12/15/2011	600,000	412,886
Goldman Sachs Group, Inc.
2.8913% due 06/23/2009 (b)	3,200,000	3,166,653
5.625% due 01/15/2017	2,900,000	2,687,015
5.95% due 01/18/2018	8,200,000	7,871,647
6.15% due 04/01/2018	3,700,000	3,589,588
6.25% due 09/01/2017	6,600,000	6,524,516
Goldman Sachs Group, Inc., MTN
2.80% due 11/16/2009 (b)	1,600,000	1,577,344
2.8056% due 11/10/2008 (b)	4,000,000	3,990,880
2.8413% due 12/23/2008 (b)	600,000	597,914
Goldman Sachs Group, Inc., Series B, MTN
2.8913% due 12/22/2008 (b)	4,600,000	4,490,952
3.25% due 07/23/2009 (b)	9,600,000	9,537,331
HBOS PLC
5.92% due 09/29/2049 (b)(g)	700,000	498,541
HBOS Treasury Services PLC, MTN
2.7559% due 07/17/2009 (b)(g)	5,800,000	5,796,891
HSBC Bank USA, BKNT
2.8356% due 06/10/2009 (b)	1,200,000	1,194,268
HSBC Finance Corp.
2.8775% due 10/21/2009 (b)	2,600,000	2,538,887
2.9062% due 09/15/2008 (b)	8,600,000	8,595,390
HSBC Holdings PLC
6.50% due 05/02/2036	1,300,000	1,208,698
6.50% due 09/15/2037	1,600,000	1,458,534
John Deere Capital Corp., MTN
2.7631% due 07/15/2008 (b)	3,600,000	3,599,773
JP Morgan Chase & Company
6.00% due 01/15/2018	2,500,000	2,435,355
JP Morgan Chase & Company, MTN
2.81% due 05/07/2010 (b)	5,600,000	5,543,944
JP Morgan Chase Bank NA, BKNT
6.00% due 10/01/2017	5,400,000	5,245,792
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	700,000	605,380
KeyBank NA, BKNT
4.6819% due 06/02/2010 (b)	5,400,000	5,379,404

Total Return Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Lehman Brothers Holdings, Inc., MTN
2.5325% due 11/24/2008 (b)	$2,300,000	$2,287,771
2.7737% due 04/03/2009 (b)	3,500,000	3,397,765
2.7775% due 08/21/2009 (b)	3,500,000	3,433,241
2.7781% due 05/25/2010 (b)	1,800,000	1,667,340
2.82% due 11/16/2009 (b)	8,000,000	7,623,704
2.8513% due 12/23/2008 (b)	500,000	490,428
2.9537% due 07/18/2011 (b)	2,700,000	2,468,572
2.9975% due 10/22/2008 (b)	6,100,000	6,077,003
6.875% due 05/02/2018	1,100,000	1,064,915
Longpoint Re, Ltd.
8.0638% due 05/08/2010 (b)(g)	1,700,000	1,700,170
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017	4,300,000	3,984,518
Merrill Lynch & Company, Inc., MTN
2.7681% due 08/14/2009 (b)	3,400,000	3,292,098
2.8075% due 05/08/2009 (b)	2,900,000	2,838,967
3.12% due 07/25/2011 (b)	4,800,000	4,378,733
6.875% due 04/25/2018	9,300,000	8,851,052
MetLife, Inc.
6.40% due 12/15/2036 (b)	1,300,000	1,135,055
Metropolitan Life Global Funding I, MTN
2.7588% due 05/17/2010 (b)(g)	7,200,000	7,100,453
Mitsubishi UFJ Financial Group, Inc., Capital Finance 1, Ltd.
6.346% due 07/29/2049 (b)	700,000	606,754
Monumental Global Funding, Ltd.
5.50% due 04/22/2013 (g)	2,300,000	2,301,138
Morgan Stanley, MTN
2.5213% due 11/21/2008 (b)	2,800,000	2,787,456
2.8031% due 01/15/2010 (b)	2,900,000	2,804,694
4.7781% due 05/14/2010 (b)	6,200,000	6,176,062
Morgan Stanley, Series F, MTN
2.82% due 05/07/2009 (b)	4,100,000	4,036,052
Morgan Stanley, Series G, MTN
2.8443% due 02/09/2009 (b)	7,300,000	7,232,329
Mystic Re, Ltd.
12.6819% due 06/07/2011 (b)(g)	1,100,000	1,119,874
National Australia Bank, Ltd.
2.7313% due 09/11/2009 (b)(g)	3,800,000	3,796,831
5.35% due 06/12/2013 (g)	3,300,000	3,297,185
Osiris Capital PLC, Series D
7.7131% due 01/15/2010 (b)(g)	1,900,000	1,910,968
Phoenix Quake Wind, Ltd.
5.1337% due 07/03/2008 (b)(g)	800,000	800,000
Phoenix Quake, Ltd.
5.1337% due 07/03/2008 (b)(g)	800,000	800,000
Pricoa Global Funding I
2.9994% due 01/30/2012 (b)(g)	3,900,000	3,808,997
3.0081% due 09/27/2013 (b)(g)	3,300,000	3,213,636
Principal Life Income Funding Trusts, MTN
5.30% due 04/24/2013	2,700,000	2,700,016
5.55% due 04/27/2015	4,300,000	4,233,432
Prudential Financial, Inc., MTN
6.625% due 12/01/2037	900,000	849,559
Residential Capital LLC
5.7575% due 05/22/2009 (b)	4,500,000	3,240,000
Residential Reinsurance 2007, Ltd., Series CL2
12.9319% due 06/07/2010 (b)(g)	700,000	700,789

The accompanying notes are an integral part of the financial statements.

121

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financial (continued)
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)(g)	$700,000	$602,132
Royal Bank of Scotland Group PLC
2.8675% due 07/21/2008 (b)(g)	2,900,000	2,899,052
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(g)	6,700,000	6,472,615
Santander US Debt SA Unipersonal
2.7331% due 11/20/2009 (b)(g)	4,100,000	4,060,082
2.8613% due 09/19/2008 (b)(g)	6,600,000	6,592,628
SLM Corp., Series A, MTN
3.13% due 07/25/2008 (b)	15,200,000	15,148,472
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)	2,400,000	2,029,272
State Street Capital Trust IV
6.6943% due 06/01/2067 (b)	600,000	460,643
TNK-BP Finance SA
6.125% due 03/20/2012 (g)	700,000	661,500
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018	2,400,000	2,290,118
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017	2,600,000	2,529,150
USB Capital IX
6.189% due 03/29/2049 (b)	500,000	380,000
VTB Capital SA
3.3843% due 08/01/2008 (b)(g)	3,500,000	3,465,000
Wachovia Bank NA, BKNT
2.6537% due 10/03/2008	2,600,000	2,594,332
2.6981% due 05/25/2010 (b)	16,500,000	15,876,382
Wachovia Corp, MTN
2.7319% due 12/01/2009 (b)	800,000	783,082
Wachovia Corp.
5.625% due 10/15/2016	300,000	272,783
5.75% due 02/01/2018	7,600,000	6,926,754
ZFS Finance USA Trust IV
5.875% due 05/09/2032 (g)	1,500,000	1,368,210
		571,633,275
Government - 0.22%
Export-Import Bank of China
4.875% due 07/21/2015 (g)	500,000	485,389
Export-Import Bank of Korea
2.7719% due 06/01/2009 (b)	4,800,000	4,756,771
		5,242,160
Industrial - 0.33%
General Electric Company
2.7169% due 12/09/2008 (b)	2,800,000	2,798,656
Siemens Financieringsmaatschappij NV
2.7281% due 08/14/2009 (b)(g)	4,900,000	4,900,397
		7,699,053
Technology - 0.24%
Dell, Inc.
4.70% due 04/15/2013 (g)	5,900,000	5,742,016
Utilities - 0.14%
Dominion Resources, Inc.
5.70% due 09/17/2012	150,000	152,301
PSEG Power LLC
6.95% due 06/01/2012	100,000	104,905

Total Return Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern California Edison Company
2.95% due 02/02/2009 (b) $2,600,000	$2,583,040
Virginia Electric & Power Company
6.35% due 11/30/2037	500,000	486,798
		3,327,044
TOTAL CORPORATE BONDS (Cost $707,442,471)		$692,650,319
CONVERTIBLE BONDS - 0.08%
Financial - 0.08%
RBS Capital Trust I
4.709% due 12/29/2049 (b)	2,100,000	1,824,973
TOTAL CONVERTIBLE BONDS (Cost $1,957,745)		$1,824,973
MUNICIPAL BONDS - 0.81%
Alaska - 0.38%
Northern Tobacco Securitization Corp., of Alaska Tobacco Settlement, Asset-Backed, Series A
5.00% due 06/01/2046	12,000,000	8,922,240
California - 0.26%
Los Angeles Unified School District of California
4.50% due 07/01/2022	6,200,000	6,209,114
Iowa - 0.02%
Tobacco Settlement Authority of Iowa, Tobacco Settlement Revenue, Series A
6.50% due 06/01/2023	445,000	407,322
Rhode Island - 0.02%
Tobacco Settlement Financing Corp.
6.25% due 06/01/2042	500,000	471,880
Wisconsin - 0.13%
Badger Tobacco Asset Securitization Corp.
6.00% due 06/01/2017	2,900,000	2,902,842
6.375% due 06/01/2032	200,000	200,500
Wisconsin State Clean Water Revenue
5.10% due 06/01/2021	110,000	112,612
5.10% due 06/01/2022	25,000	25,780
		3,241,734
TOTAL MUNICIPAL BONDS (Cost $19,402,068)		$19,252,290
COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.09%
American Home Mortgage Investment Trust, Series
2004-4, Class 4A
4.39% due 02/25/2045	1,372,673	1,226,413
Bank of America Funding Corp., Series 2005-D, Class A1
4.114% due 05/25/2035 (b)	2,547,025	2,379,258
Bank of America Funding Corp., Series 2004-A, Class 1A3
5.0067% due 09/20/2034 (b)	953,722	902,388
Bank of America Mortgage Securities, Inc., Series
2004-1, Class 5A1
6.50% due 02/25/2033	305,479	299,179
Bank of America Mortgage Securities, Inc.,
Series 2004-2, Class 5A1
6.50% due 10/25/2031	49,973	50,122

The accompanying notes are an integral part of the financial statements.

122

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 22A1
4.7722% due 11/25/2034 (b)	$1,899,319	$1,847,062
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
4.125% due 03/25/2035 (b)	28,665,287	27,344,413
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-3, Class 1A2
5.4916% due 07/25/2034 (b)	113,184	106,651
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A2
6.7681% due 01/25/2033 (b)	280,866	276,386
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-8, Class 2A1
4.7483% due 01/25/2034 (b)	1,846,141	1,769,886
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-6, Class 1A1
6.3902% due 09/25/2034 (b)	166,256	137,878
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-7, Class 1A1
6.8139% due 10/25/2034 (b)	151,333	138,300
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 2A1
5.3409% due 09/25/2034 (b)	165,514	145,585
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-4, Class 2A1
5.3704% due 05/25/2035 (b)	3,503,128	2,999,088
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.525% due 09/25/2036 (b)	2,029,767	1,671,684
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
2.6425% due 01/25/2037 (b)	2,670,294	1,917,602
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW18, Class A4
5.70% due 06/11/2050	5,200,000	4,896,912
Bear Stearns Structured Products, Inc., Series
2007-R7, Class A1
2.6819% due 01/25/2037 (b)(g)	4,355,064	4,316,957
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035	909,321	881,578
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)	23,923,827	22,782,567
Countrywide Alternative Loan Trust, Series
2007-OA6, Class A1B
2.6825% due 06/25/2037 (b)	16,702,563	11,668,388
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.25% due 12/25/2033	95,716	91,295
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2003-10, Class A2
5.75% due 05/25/2033	115,306	114,973
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2003-R4, Class 1A3
6.00% due 11/25/2026 (g)	187,155	186,854
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.7995% due 11/25/2034 (b)	3,631,335	3,487,094
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB9, Class 1A1
4.7216% due 02/20/2035 (b)	6,426,106	6,270,009

Total Return Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loans, Series 2005-3, Class 1A2
2.7725% due 04/25/2035 (b)	$479,961	$359,443
Countrywide Home Loans, Series 2003-R4,
Class 2A
6.50% due 01/25/2034 (g)	224,468	206,370
Countrywide Home Loans, Series 2004-12,
Class 11A2
6.123% due 08/25/2034 (b)	117,646	104,227
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 11/20/2025 (b)	916,266	806,592
Credit Suisse First Boston Mortgage Securities
Corp., Series 2004-AR8, Class 2A1
4.5939% due 09/25/2034 (b)	462,628	450,037
Federal Home Loan Mortgage Corp., REMICS,
Series 2007-3346, Class FA
2.7013% due 02/15/2019 (b)	22,241,034	21,691,602
Federal Home Loan Mortgage Corp., Series
2007-3335, Class AF
2.6213% due 10/15/2020 (b)	32,582,565	32,103,373
Federal Home Loan Mortgage Corp., Series
2007-3335, Class BF
2.6213% due 07/15/2019 (b)	5,348,484	5,272,469
Federal Home Loan Mortgage Corp., Series 2204,
Class Z
7.50% due 12/20/2029	1,051,466	1,103,135
Federal Home Loan Mortgage Corp., Series 2247,
Class Z
7.50% due 08/15/2030	560,790	596,132
Federal Home Loan Mortgage Corp., Series 2362,
Class ZA
6.50% due 09/15/2031	1,366,207	1,404,392
Federal Home Loan Mortgage Corp., Series 2503,
Class PZ
6.00% due 09/15/2032	1,965,261	1,922,383
Federal Home Loan Mortgage Corp., Series 2863,
Class KZ
5.00% due 09/15/2034	120,076	95,778
Federal Home Loan Mortgage Corp., Series 2901,
Class UB
5.00% due 03/15/2033	800,000	780,113
Federal Home Loan Mortgage Corp., Series 2906,
Class GZ
5.00% due 09/15/2034	355,762	303,381
Federal Home Loan Mortgage Corp., Series 2935,
Class HJ
5.00% due 02/15/2035	400,000	376,295
Federal Home Loan Mortgage Corp., Series 2941,
Class WE
5.00% due 03/15/2035	400,000	375,320
Federal Home Loan Mortgage Corp., Series 3149,
Class LF
2.7713% due 05/15/2036 (b)	2,526,955	2,472,400
Federal Home Loan Mortgage Corp., Series 3335,
Class FT
2.6213% due 08/15/2019 (b)	24,100,532	23,754,193
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
4.994% due 02/25/2045 (b)	331,459	307,744

The accompanying notes are an integral part of the financial statements.

123

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032	$1,444,086	$1,463,150
Federal National Mortgage Association, Series
2002-56, Class ZQ
6.00% due 08/01/2032	14,107,766	14,131,563
Federal National Mortgage Association, Series
2003-116, Class FA
2.8825% due 11/25/2033 (b)	383,304	376,365
Federal National Mortgage Association, Series
2003-21, Class M
5.00% due 02/25/2017 (b)	778,310	783,218
Federal National Mortgage Association, Series
2003-W1, Class 1A1
6.50% due 01/01/2033	544,269	555,237
Federal National Mortgage Association, Series
2004-11, Class A
2.6025% due 03/25/2034 (b)	47,542	46,121
Federal National Mortgage Association, Series
2004-T1, Class 1A1
6.00% due 01/25/2044	308,385	302,912
Federal National Mortgage Association, Series
2004-W2, Class 1A3F
2.8325% due 02/25/2044 (b)	230,765	228,294
Federal National Mortgage Association, Series
2005-14, Class KZ
5.00% due 03/25/2035	117,605	89,504
Federal National Mortgage Association, Series
2005-9, Class ZA
5.00% due 02/25/2035	590,476	493,111
Federal National Mortgage Association, Series
2006-5, Class 3A2
4.6714% due 02/25/2036 (b)	676,760	667,461
First Nationwide Trust, Series 2001-3, Class 1A1
6.75% due 08/25/2031	22,868	22,832
GMAC Mortgage Corp Loan Trust, Series
2005-AR6, Class 3A1
5.2983% due 11/19/2035 (b)	940,019	892,918
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
2.5625% due 10/25/2046 (b)	3,043,178	2,673,309
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
2.5625% due 01/25/2047 (b)	3,357,849	3,185,270
GS Mortgage Securities Corp II, Series 2007-EOP,
Class A1
2.54% due 03/06/2020 (b)(g)	4,220,966	3,949,561
GS Mortgage Securities Corp., Series 2003-1,
Class A2
3.1825% due 01/25/2032 (b)	34,254	29,040
Harborview Mortgage Loan Trust, Series 2005-2,
Class 2A1A
2.7025% due 05/19/2035 (b)	716,165	542,451
Indymac Arm Trust, Series 2001-H2, Class A2
6.4336% due 01/25/2032 (b)	12,621	10,383
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
2.5725% due 11/25/2046 (b)	1,913,199	1,782,702
JP Morgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0254% due 02/25/2035 (b)	2,197,078	2,072,617

Total Return Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust, Series
2005-C7, Class A1
4.99% due 11/15/2030	$2,022,513	$2,028,575
Lehman XS Trust, Series 2006-16N, Class A1A
2.5625% due 11/25/2046 (b)	2,445,969	2,323,895
Mellon Residential Funding Corp., Series
2000-TBC2, Class A1
2.9943% due 06/15/2030 (b)	2,872,566	2,710,140
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 3A
3.4825% due 10/25/2035 (b)	677,027	613,911
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 5A
2.7325% due 11/25/2035 (b)	1,076,461	930,849
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
2.6925% due 02/25/2036 (b)	1,360,892	1,092,233
Morgan Stanley Capital I, Series 2007-XLFA, Class
A1
2.542% due 10/15/2020 (b)(g)	1,042,180	973,152
Nomura Asset Acceptance Corp., Series 2004-R1,
Class A2
7.50% due 03/25/2034 (g)	297,329	280,285
Prime Mortgage Trust, Series 2004-CL1, Class 1A2
2.8825% due 02/25/2034 (b)	708,756	643,456
Prime Mortgage Trust, Series 2004-CL1, Class 2A2
5.265% due 02/25/2034 (b)	133,843	126,660
Residential Funding Mortgage Securities I, Series
2004-S2, Class A1
5.25% due 03/25/2034	210,638	202,926
Residential Funding Mortgage Securities I, Series
2004-S9, Class 1A23
5.50% due 12/25/2034	300,000	239,463
Sovereign Commercial Mortgage Securities Trust,
Series 2007-C1, Class A2
5.7762% due 07/22/2030 (b)	700,000	686,999
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A
4.8826% due 07/25/2034 (b)	253,455	245,694
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR2, Class 2A1
2.7125% due 06/19/2035 (b)	64,899	51,115
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A3
2.7325% due 07/19/2035 (b)	2,815,346	2,333,107
Structured Asset Securities Corp., Series
2001-21A, Class 1A1
6.0038% due 01/25/2032 (b)	30,169	29,683
Structured Asset Securities Corp., Series 2002-1A,
Class 4A
6.0499% due 02/25/2032 (b)	34,874	32,070
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
2.6025% due 08/25/2036 (b)	6,588,855	6,352,588
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
2.5925% due 12/26/2036 (b)	2,581,850	2,469,992
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
4.728% due 11/25/2042 (b)	403,019	372,281

The accompanying notes are an integral part of the financial statements.

124

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
WaMu Mortgage Pass-Through Certificates, Series
2002-AR2, Class A
4.361% due 02/27/2034 (b)	$140,901	$130,814
WaMu Mortgage Pass-Through Certificates, Series
2005-AR13, Class A1A1
2.7725% due 10/25/2045 (b)	710,601	553,273
WaMu Mortgage Pass-Through Certificates, Series
2005-AR2, Class 2A1A
2.7925% due 01/25/2045 (b)	46,188	35,728
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
2.7125% due 04/25/2045 (b)	75,769	59,536
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR9, Class 1A
2.7417% due 08/25/2042 (b)	1,304,425	1,168,426
Washington Mutual Mortgage Securities Corp.,
Series 2003-AR1, Class 2A
7.0151% due 02/25/2033 (b)	392,402	379,663
Washington Mutual, Inc., Series 2002-AR6, Class A
4.928% due 06/25/2042 (b)	17,387	15,762
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-CC, Class A1
4.945% due 01/25/2035 (b)	4,699,753	4,562,216
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)	3,989,338	3,841,159
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $275,786,502)		$262,177,571
ASSET BACKED SECURITIES - 4.80%
Argent Securities, Inc., Series 2006-M2, Class A2A
2.5325% due 09/25/2036 (b)	743,479	736,740
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE5, Class 1A1
2.5725% due 05/25/2037 (b)	1,805,388	1,749,605
Brazos Student Finance Corp.,
Series 1998-A, Class A2
2.87% due 06/01/2023 (b)	261,875	260,079
Chase Issuance Trust, Series 2008-A7, Class A7
3.1213% due 11/15/2011 (b)	23,300,000	23,353,625
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
2.5925% due 10/25/2036 (b)	1,672,674	1,641,687
Countrywide Asset-Backed Certificates, Series
2006-16, Class 2A1
2.5325% due 10/25/2036 (b)	581,516	573,302
Countrywide Asset-Backed Certificates, Series
2006-17, Class 2A1
2.5325% due 10/25/2036 (b)	1,400,557	1,382,063
Countrywide Asset-Backed Certificates,
Series 2006-25, Class 2A1
2.5525% due 12/25/2036 (b)	2,215,036	2,177,428
Daimler Chrysler Auto Trust, Series 2008-B, Class
A2B
3.3781% due 07/08/2011 (b)	5,400,000	5,422,555
Daimler Chrysler Auto Trust, Series 2008-B, Class
A3B
3.9281% due 09/10/2012 (b)	2,100,000	2,120,891
EMC Mortgage Loan Trust, Series 2001-A Class A
2.8525% due 08/25/2031 (b)(g)	1,653,898	1,527,688

Total Return Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES
(continued)
First USA Credit Card Master Trust, Series 1998-6,
Class A
2.6413% due 04/18/2011 (b)	$9,500,000	$9,499,630
Fremont Home Loan Trust, Series 2006-3, Class
2A1
2.5525% due 02/27/2037 (b)	986,625	966,069
GSR Mortgage Loan Trust, Series 2005-AR7,
Class 6A1
5.2481% due 11/25/2035 (b)	4,276,816	4,018,629
HFC Home Equity Loan Asset Backed Certificates,
Series 2007-2, Class A1V
5.0388% due 07/21/2036 (b)	2,911,355	2,854,255
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
2.5325% due 12/25/2036 (b)	1,401,621	1,343,131
JP Morgan Mortgage Acquisition Corp., Series
2006-CH1, Class A2
2.5325% due 11/25/2028 (b)	3,046,427	2,960,934
JP Morgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
2.5325% due 08/25/2036 (b)	796,795	784,127
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2006-LLFA, Class A1
2.5513% due 09/15/2021 (b)(g)	472,435	449,369
Long Beach Mortgage Loan Trust, Series 2004-4,
Class 1A1
2.7625% due 10/25/2034 (b)	86,584	71,705
Master Asset Backed Securities Trust, Series
2007-HE1, Class A1
2.5625% due 05/25/2037 (b)	2,413,763	2,328,644
Merrill Lynch Mortgage Investors, Inc., Series
2006-FF1, Class A2A
2.5525% due 08/25/2036 (b)	4,531,626	4,384,017
Morgan Stanley ABS Capital I, Series 2007-NC3,
Class A2A
2.5425% due 05/25/2037 (b)	4,470,140	4,331,848
Park Place Securities, Inc., Series 2004-MCW1,
Class A1
2.7945% due 08/25/2034 (b)	3,467,378	3,019,591
Residential Asset Mortgage Products, Inc., Series
2006-RZ4, Class A1A
2.5625% due 10/25/2036 (b)	2,400,379	2,252,368
Residential Asset Securities Corp., Series
2006-KS6, Class A1
2.5225% due 08/25/2036 (b)	393,331	391,224
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
2.5525% due 11/25/2036 (b)	1,941,769	1,919,262
Residential Funding Mortgage Securities II Inc,
Series 2007-HSA3, Class AI1
2.6025% due 05/25/2037 (b)	4,149,569	3,718,362
Saxon Asset Securities Trust, Series 2006-3, Class
A1
2.5425% due 11/25/2036 (b)	889,120	869,325
SBI Heloc Trust, Series 2006-1A, Class 1A2A
2.6525% due 08/25/2036 (b)(g)	1,345,601	1,287,036
SLM Student Loan Trust, Series 2006-3, Class A2
2.92% due 01/25/2016 (b)	255,764	255,423
Soundview Home Equity Loan Trust, Series
2006-WF1, Class A1A
2.5825% due 10/25/2036 (b)	1,558,722	1,545,642

The accompanying notes are an integral part of the financial statements.

125

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES
(continued)
Soundview Home Equity Loan Trust, Series
2007-OPT1, Class 2A1
2.5625% due 06/25/2037 (b)	$4,191,499	$4,043,423
Structured Asset Securities Corp., Series 2006-11,
Class A1
5.3224% due 12/31/2036 (b)(g)	2,654,750	2,382,164
Structured Asset Securities Corp., Series
2006-BC3, Class A2
2.5325% due 11/25/2036 (b)	2,743,792	2,678,928
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
5.1175% due 08/11/2018 (b)(g)	9,606,267	9,058,060
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1
2.5513% due 06/15/2020 (b)(g)	5,421,256	5,014,059
TOTAL ASSET BACKED SECURITIES
(Cost $116,825,198)		$113,372,888
PREFERRED STOCKS - 4.48%
Financial - 4.48%
Bank of America Corp., 8.00% *	15,800,000	14,802,546
DG Funding Trust, 5.05063% * (b)(g)	981	9,764,016
UBS Preferred Funding Trust V, Series 1,
6.243% * (b)	5,400,000	4,731,566
Wachovia Corp., 7.98% *	83,400,000	76,594,560
		105,892,688
TOTAL PREFERRED STOCKS (Cost $115,413,392)		$105,892,688
TERM LOANS - 0.56%
Consumer, Non-cyclical - 0.11%
HCA, Inc.
7.36% due 11/16/2012 (b)	2,823,121	2,648,455
Financial - 0.38%
Chrysler Financial
9.00% due 08/03/2012 (b)	10,917,500	8,925,056
Technology - 0.07%
Freescale
6.975% due 12/01/2013 (b)	1,967,494	1,781,074
TOTAL TERM LOANS (Cost $15,284,114)		$13,354,585
OPTIONS - 0.22%
Other - 0.22%
LIFFE American Purchase Put on UK 90-day
Futures
Expiration 09/17/2008 at $92.50 *	248,750	1
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 12/15/2008 at $3.15 *	400,300,000	1,096,222
Expiration 12/15/2008 at $3.15 *	51,300,000	140,485
Expiration 02/02/2009 at $3.15 *	162,300,000	480,424
Expiration 08/03/2009 at $3.45 *	38,200,000	178,138
Expiration 08/03/2009 at $3.45 *	232,500,000	1,084,217
Expiration 08/03/2009 at $3.45 *	34,900,000	162,749
Expiration 02/02/2009 at $3.50 *	192,300,000	920,136
Expiration 07/02/2009 at $3.60 *	29,900,000	162,229

Total Return Trust (continued)

	Shares or Principal Amount	Value
OPTIONS (continued)
Other (continued)
Over The Counter European Style Call on USD-LIBOR Rate Swaption (continued) Expiration 08/03/2009 at $3.85 *	126,800,000	$887,156
		5,111,757
TOTAL OPTIONS (Cost	$12,876,368)	$5,111,757
REPURCHASE AGREEMENTS - 0.56%
Repurchase Agreement with State
Street Corp. dated 06/30/2008 at
1.80% to be repurchased at
$13,171,659 on 07/01/2008,
collateralized by $13,335,000
Federal Home Loan Mortgage
Corp., 3.5% due 05/05/2011
(valued at $13,435,013, including
interest)
	$13,171,000	$13,171,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,171,000)		$13,171,000
SHORT TERM INVESTMENTS - 6.65%
Bank of America Corp.
2.73% due 09/22/2008	$11,200,000	$11,129,505
Citibank Omni
3.57% due 10/23/2008	43,500,000	43,007,210
Danske Corp.
2.69% due 09/18/2008	26,000,000	25,846,521
Federal Home Loan Bank Discount Notes
2.04% due 07/01/2008 (f)	19,000,000	19,000,000
Fortis Bank
5.30% due 09/30/2008 (b)	3,900,000	3,899,613
Nordea Bank Finland PLC
3.1525% due 04/09/2009	8,200,000	8,198,938
U.S. Treasury Bills zero coupon due 08/28/2008 to
09/25/2008	6,250,000	6,226,356
UBS Finance Delaware LLC
2.635% due 09/03/2008	25,200,000	25,081,952
2.845% due 09/30/2008	14,900,000	14,792,846
TOTAL SHORT TERM INVESTMENTS
(Cost $157,182,941)		$157,182,941
Total Investments (Total Return Trust)
(Cost $3,054,471,181) - 126.61%		$2,993,033,129
Liabilities in Excess of Other Assets - (26.61)%		(628,986,106)
TOTAL NET ASSETS - 100.00%		$2,364,047,023

Schedule of Securities Sold Short

	Shares or Principal Amount	Value
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 45.52%
Federal National Mortgage Association
5.50%, TBA **	$142,000,000	$140,132,132

The accompanying notes are an integral part of the financial statements.

126

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

	Shares or Principal Amount	Value
FEDERAL NATIONAL MORTGAGE
ASSOCIATION (continued)
Federal National Mortgage Association
(continued)
6.00%, TBA **	$58,900,000	$59,415,375
TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds	$200,407,275)	$199,547,507
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.81%
Government National Mortgage Association
6.00%, TBA **	3,500,000	$3,552,227
TOTAL GOVERNMENT NATIONAL
MORTGAGE
ASSOCIATION (Proceeds $3,510,938)		$3,552,227
U.S. TREASURY NOTES - 53.67%
U.S. Treasury Notes
3.125%, due 11/30/2009	13,600,000	$13,751,939
3.25%, due 12/31/2009	31,500,000	$31,903,609
2.125%, due 01/31/2010	22,200,000	$22,104,607
3.50%, due 02/15/2010	7,400,000	$7,531,232
2.00%, due 02/28/2010	15,000,000	$14,903,910
2.125%, due 04/30/2010	70,500,000	$70,048,377
4.25%, due 08/15/2013	6,600,000	$6,895,970
4.50%, due 05/15/2017	65,400,000	$68,118,155
TOTAL U.S. TREASURY
NOTES (Proceeds	$236,330,053)	$235,257,799
Total Securities Sold Short (Total Return Trust)
(Proceeds $440,248,266)		$438,357,533

U.S. Government Securities Trust

	Shares or Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 9.57%
Government - 9.57%
2.00% due 01/15/2026	$1,417,603	$1,405,531
2.375% due 01/15/2027	3,077,966	3,226,813
4.75% due 02/15/2037	240,000	247,837
5.00% due 05/15/2037	110,000	118,216
8.875% due 02/15/2019	370,000	515,514
1.75% due 03/31/2010	8,610,000	8,499,009
4.50% due 03/31/2009	17,000,000	17,269,603
4.625% due 07/31/2012	840,000	885,478
4.75% due 08/15/2017	570,000	603,844
		32,771,845
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $32,150,837)		$32,771,845
U.S. GOVERNMENT AGENCY OBLIGATIONS - 79.10%
Mortgage Securities - 79.10%
5.00% due 08/01/2033 to 12/01/2034	4,148,294	4,000,683
5.50% due 11/01/2035 to 12/01/2037	48,632,213	47,980,198
5.879% due 01/01/2037	5,840,388	5,962,622
6.00% due 10/01/2010 to 12/01/2028	1,045,682	1,067,614
6.50% due 12/01/2010	11,420	11,827

U.S. Government Securities Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Mortgage Securities (continued)
7.00% due 02/01/2011 to 06/01/2032	$1,305,053	$1,369,111
9.00% due 10/01/2017	15,755	17,044
9.50% due 08/01/2020	58,126	64,681
11.75% due 12/01/2013	2,378	2,521
12.00% due 07/01/2020	15,364	17,185
4.75% due 11/19/2012	7,500,000	7,703,421
5.00% due 04/01/2019 to 05/01/2036	5,093,790	5,045,461
5.00% TBA **	114,700,000	109,872,685
5.1215% due 02/17/2009 (b)	4,456,000	4,504,615
5.50% due 04/01/2018 to 08/01/2037	11,853,611	11,860,144
5.50% TBA **	26,900,000	26,724,653
5.554% due 05/01/2036 (b)	2,442,652	2,479,145
5.75% due 08/01/2037 (b)	3,191,608	3,265,954
6.00% due 10/01/2036 to 03/01/2037	9,183,890	9,290,911
6.00% TBA **	5,420,000	5,551,266
6.35% due 07/01/2037 (b)	3,915,312	4,040,112
6.50% due 02/01/2026 to 06/01/2029	659,820	685,497
7.00% due 07/01/2022 to 01/01/2034	1,732,707	1,828,969
7.50% due 09/01/2029 to 02/01/2031	317,662	338,636
8.00% due 06/01/2017 to 03/01/2033	754,666	804,382
8.50% due 02/01/2009 to 08/01/2019	260,195	284,641
8.75% due 08/01/2009 to 12/01/2009	16,218	16,448
9.00% due 05/01/2021	13,880	14,866
11.50% due 09/01/2013 to 04/01/2019	57,648	64,873
12.00% due 01/01/2013 to 04/01/2016	165,954	188,137
12.50% due 01/01/2013 to 09/01/2015	74,303	83,194
13.50% due 11/01/2014	36,908	41,517
5.00% TBA **	6,100,000	5,896,961
6.00% due 12/01/2099	1,600,000	1,616,504
6.00% TBA **	6,100,000	6,191,024
6.50% due 02/15/2034 to 09/15/2034	942,646	979,689
7.50% due 02/15/2022 to 12/15/2027	464,771	495,964
8.50% due 06/15/2025	364,680	398,135
11.00% due 09/15/2015	1,681	1,914
		270,763,204
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $270,435,781)		$270,763,204
COLLATERALIZED MORTGAGE
OBLIGATIONS - 18.76%
American Home Mortgage Assets, Series 2006-2,
Class 2A1
2.6725% due 09/25/2046 (b)	1,393,613	991,461
American Home Mortgage Investment Trust, Series
2006-2, Class 1A1
2.5625% due 06/25/2046 (b)	829,632	813,898
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-8, Class 11A1
5.7597% due 11/25/2034 (b)	308,782	306,707
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
6.6678% due 11/25/2034 (b)	1,132,250	873,160
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A4
5.405% due 12/11/2040 (b)	650,000	630,335
Bear Stearns Structured Products Inc., Series
2007-R10, Class A1
5.1388% due 12/31/2037 (b)(g)	3,033,321	2,896,821

The accompanying notes are an integral part of the financial statements.

127

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Structured Products Inc., Series
2007-R11, Class A1A
3.0825% due 09/25/2037 (b)(g)	$3,550,159	$3,381,526
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046 (b)	3,080,000	2,892,438
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
2.8125% due 11/20/2035 (b)	638,258	466,764
Countrywide Alternative Loan Trust, Series
2006-OA10, Class 4A1
2.6725% due 08/25/2046 (b)	2,552,281	1,782,977
Countrywide Alternative Loan Trust, Series
2006-OA11, Class A4
5.055% due 07/25/2036 (b)	2,833,112	1,987,092
Countrywide Alternative Loan Trust, Series
2006-OA7, Class 3A1
2.6925% due 06/25/2046 (b)	1,751,376	1,404,453
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
2.6788% due 07/20/2046 (b)	2,674,065	1,614,707
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1A
2.6919% due 07/25/2036 (b)	636,813	430,256
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
2.6787% due 07/20/2046 (b)	2,759,522	1,905,087
Countrywide Home Loans, Series
2004-12, Class 16A1
6.0523% due 08/25/2034 (b)	274,054	246,177
Countrywide Home Loans, Series
2004-20, Class 2A1
6.1777% due 09/25/2034 (b)	305,977	260,582
Countrywide Home Loans, Series 2005-7, Class 2A1
2.7925% due 03/25/2035 (b)	751,768	576,927
CS First Boston Mortgage Securities Corp, Series
2005-C5, Class A4
5.10% due 08/15/2038 (b)	1,960,000	1,870,639
Federal Home Loan Mortgage Corp.,
Series 2525, Class AM
4.50% due 04/15/2032	692,679	600,453
Federal Home Loan Mortgage Corp.,
Series 2686, Class QI
5.50% IO due 01/15/2023	116,341	33
Federal National Mortgage Association Whole
Loan, Series 2003-W14, Class 2A
5.9696% due 01/25/2043 (b)	1,513,224	1,510,486
Greenpoint Mortgage Funding Trust, Series
2006-AR4, Class A1A
2.5825% due 09/25/2046 (b)	2,275,892	2,015,849
Harborview Mortgage Loan Trust, Series 2004-2,
Class 2A1
2.7425% due 06/19/2034 (b)	419,018	384,353
Impac CMB Trust, Series 2004-5, Class 1A1
2.8425% due 10/25/2034 (b)	255,818	204,304
Impac Secured Assets Corp., Series 2005-2,
Class A1
2.8025% due 03/25/2036 (b)	1,882,494	1,403,192
LB-UBS Commercial Mortgage Trust, Series
2006-C3, Class A4
5.661% due 03/15/2039 (b)	900,000	872,324

U.S. Government Securities Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347% due 11/15/2038	$3,490,000	$3,290,116
Luminent Mortgage Trust, Series 2006-4, Class A1A
2.6725% due 05/25/2046 (b)	2,279,394	1,630,745
Master Adjustable Rate Mortgages Trust, Series
2004-12, Class 5A1
6.619% due 10/25/2034 (b)	436,335	439,449
Master Adjustable Rate Mortgages Trust, Series
2004-15, Class 1A1
6.7625% due 12/25/2034 (b)	147,039	146,922
Master Adjustable Rate Mortgages Trust., Series
2007-3, Class 12A1
2.6825% due 05/25/2047 (b)	3,102,197	2,172,347
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.8415% due 05/12/2039 (b)	1,460,000	1,420,536
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 1A2
2.5525% due 06/25/2036 (b)	1,253,882	1,121,014
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
2.6725% due 09/25/2046 (b)	2,136,155	1,521,286
Residential Accredit Loans, Inc., Series 2005-QO3,
Class A1
2.8825% due 10/25/2045 (b)	101,722	78,971
Residential Asset Mortgage Products, Inc., Series
2002-RP1, Class A1
2.9125% due 03/25/2033 (b)(g)	34,495	22,508
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16, Class 1A2
5.6939% due 11/25/2034 (b)	88,713	73,711
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 2A1
5.1879% due 01/25/2035 (b)	42,450	40,195
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A1
5.045% due 12/25/2035 (b)	2,544,195	1,793,382
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
2.6725% due 07/25/2036 (b)	2,162,565	1,289,487
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A1A
2.6925% due 08/25/2036 (b)	3,004,456	2,163,092
Thornburg Mortgage Securities Trust, Series
2005-3, Class A3
2.7425% due 10/25/2035 (b)	3,029,114	3,011,815
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
2.5875% due 06/25/2036 (b)	2,925,020	2,882,137
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
2.5925% due 06/25/2036 (b)	3,174,671	3,147,108
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2215% due 09/25/2037 (b)	1,267,320	1,210,456
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.216% due 09/25/2037 (b)	1,167,925	1,108,875

The accompanying notes are an integral part of the financial statements.

128

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
2.7525% due 12/25/2045 (b)	$1,891,408	$1,460,690
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A2
2.7725% due 12/25/2045 (b)	264,533	189,807
Washington Mutual, Inc., Mortgage Pass-Through
Certificates, Series 2005-AR19, Class A1A2
2.7725% due 12/25/2045 (b)	207,721	181,780
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
2.6125% due 08/25/2036 (b)	1,578,069	1,505,796
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $77,077,715)		$64,225,226
ASSET BACKED SECURITIES - 10.22%
ACE Securities Corp., Series 2006-GP1, Class A
2.6125% due 02/25/2031 (b)	1,699,416	1,483,951
ACE Securities Corp., Series 2006-SL3, Class A1
2.5825% due 06/25/2036 (b)	1,688,565	811,593
Aegis Asset Backed Securities Trust, Series
2004-2, Class A3
2.9625% due 06/25/2034 (b)	355,503	319,920
Bravo Mortgage Asset Trust, Series 2006-1A,
Class A1
2.6125% due 07/25/2036 (b)(g)	1,139,198	1,118,372
Countrywide Home Equity Loan Trust, Series
2004-I, Class A
2.7613% due 02/15/2034 (b)	1,578,909	991,443
Countrywide Home Equity Loan Trust, Series
2004-R, Class 2A
2.7213% due 03/15/2030 (b)	1,634,444	987,081
Countrywide Home Equity Loan Trust, Series
2006-E, Class 2A
5.1675% due 07/15/2036 (b)	2,005,060	1,265,503
Countrywide Home Equity Loan Trust, Series
2007-GW, Class A
5.5775% due 08/15/2037 (b)	2,912,556	2,368,683
Credit Suisse Mortgage Capital Certificates, Series
2006-CF2, Class A1
2.7425% due 05/25/2036 (b)(g)	1,583,149	1,361,508
EMC Mortgage Loan Trust, Series 2006-A, Class A1
2.9325% due 12/25/2042 (b)(g)	559,360	464,232
GMAC Mortgage Corp. Loan Trust, Series
2004-VF1, Class A1
3.2325% due 02/25/2031 (b)(g)	2,703,580	2,153,888
GMAC Mortgage Corp. Loan Trust, Series
2006-HE1, Class A
2.6925% due 11/25/2036 (b)	3,496,163	1,798,689
GSAA Home Equity Trust, Series 2005-5, Class A4
2.7525% due 02/25/2035 (b)	916,813	758,806
GSAMP Trust, Series 2006-S4, Class A1
2.5725% due 05/25/2036 (b)	1,210,716	627,233
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
2.6125% due 06/25/2036 (b)	2,016,793	761,485
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	4,530,000	4,290,829

U.S. Government Securities Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES
(continued)
Long Beach Mortgage Loan Trust, Series 2005-3,
Class 2A2
2.6725% due 09/25/2035 (b)	$389,180	$379,006
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
3.9825% due 10/25/2037 (b)	3,129,704	2,744,848
Morgan Stanley ABS Capital I, Series 2004-HE8,
Class A7
3.0125% due 09/25/2034 (b)	100,766	82,337
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A1
2.5125% due 07/25/2036 (b)	240,865	240,222
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
2.6325% due 03/25/2036 (b)	1,248,147	671,758
Nelnet Student Loan Trust, Series 2008-4, Class A4
4.0997% due 04/25/2024 (b)	570,000	573,563
SACO I Trust, Inc., Series 2006-6, Class A
2.6125% due 06/25/2036 (b)	1,852,903	623,457
SACO I Trust, Inc., Series 2006-7, Class A1
2.6125% due 07/25/2036 (b)	2,085,794	360,718
SLM Student Loan Trust, Series 2006-5, Class A2
2.91% due 07/25/2017 (b)	1,890,496	1,883,462
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
2.5925% due 02/25/2036 (b)(g)	2,078,260	562,632
Truman Capital Mortgage Loan Trust, Series
2006-1, Class A
2.7425% due 03/25/2036 (b)(g)	2,198,634	1,099,317
Lehman XS Trust, Series 2005-5N, Class 3A1A
2.7825% due 11/25/2035 (b)	94,776	71,052
Lehman XS Trust, Series 2005-7N, Class 1A1B
2.7825% due 12/25/2035 (b)	123,950	82,307
Lehman XS Trust, Series 2006-2N, Class 1A1
2.7425% due 02/25/2046 (b)	609,847	427,135
Lehman XS Trust, Series 2006-GP3, Class 3A1A
2.5525% due 06/25/2046 (b)	1,919,317	1,761,542
RAAC Series, Series 2006-RP3, Class A
2.7525% due 05/25/2036 (b)(g)	2,118,800	1,859,168
TOTAL ASSET BACKED SECURITIES
(Cost $50,619,571)		$34,985,740
PREFERRED STOCKS - 0.47%
Government - 0.19%
Federal National Mortgage Association,
Series S, 8.25% *	28,575	655,796
Mortgage Securities - 0.28%
Federal Home Loan Mortgage Corp.,
Series Z, 8.375% *	39,750	965,925
TOTAL PREFERRED STOCKS (Cost $1,708,125)		$1,621,721

The accompanying notes are an integral part of the financial statements.

129

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)

	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS - 26.58%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/30/2008 at
1.45% to be repurchased at
$91,003,665 on 07/01/2008,
collateralized by $52,957,000 U.S.
Treasury Notes, 4.625% due
02/15/2017 (valued at
$56,706,885, including interest)
and$33,500,000 U.S. Treasury
Notes, 4.75% due 08/15/2017
(valued at $36,113,101, including
interest)
	$91,000,000	$91,000,000
TOTAL REPURCHASE AGREEMENTS
(Cost $90,999,999)		$91,000,000
SHORT TERM INVESTMENTS - 0.43%
Federal National Mortgage Association Discount
Notes
zero coupon due 12/15/2008 ****	$1,474,000	$1,460,968
TOTAL SHORT TERM INVESTMENTS
(Cost $1,460,968)		$1,460,968
Total Investments (U.S. Government Securities Trust) (Cost $524,452,996) - 145.13%		$496,828,704
Liabilities in Excess of Other Assets - (45.13)%		(154,503,410)
TOTAL NET ASSETS - 100.00%		$342,325,294

U.S. High Yield Bond Trust

	Shares or Principal Amount	Value
CORPORATE BONDS - 74.60%
Basic Materials - 3.33%
AbitibiBowater, Inc.
9.375% due 12/15/2021	$1,000,000	$640,000
Abitibi-Consolidated Company of Canada
6.00% due 06/20/2013	24,000	10,800
American Pacific Corp.
9.00% due 02/01/2015	1,435,000	1,402,712
Bowater Canada Finance Corp.
7.95% due 11/15/2011	24,000	16,680
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	1,475,000	1,550,594
8.375% due 04/01/2017	4,700,000	4,958,500
Georgia-Pacific Corp.
7.125% due 01/15/2017 (g)	730,000	686,200
Huntsman International LLC
7.875% due 11/15/2014	1,600,000	1,464,000
Innophos Holdings, Inc.
9.50% due 04/15/2012 (g)	600,000	594,000
Innophos, Inc.
8.875% due 08/15/2014	2,900,000	2,900,000
Mosaic Company
7.375% due 12/01/2014 (g)	749,615	783,347
7.625% due 12/01/2016 (g)	1,875,000	1,996,875
Neenah Paper, Inc.
7.375% due 11/15/2014	700,000	617,750

U.S. High Yield Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Basic Materials (continued)
P. H. Glatfelter Company
7.125% due 05/01/2016	$725,000	$710,500
		18,331,958
Communications - 18.98%
Affinity Group, Inc.
9.00% due 02/15/2012	950,000	836,000
10.875% due 02/15/2012	474,468	417,532
American Tower Corp.
7.00% due 10/15/2017 (g)	3,955,000	3,915,450
Barrington Broadcasting Group LLC
10.50% due 08/15/2014	3,900,000	3,358,875
Centennial Communications Corp.
10.00% due 01/01/2013	4,125,000	4,186,875
Charter Communications Operating LLC
8.00% due 04/30/2012 (g)	7,391,000	6,984,495
8.375% due 04/30/2014 (g)	5,275,000	4,998,062
Citizens Communications Company
7.05% due 10/01/2046	1,050,000	735,000
Cricket Communications, Inc.
9.375% due 11/01/2014	2,040,000	1,963,500
9.875% due 11/01/2014	3,450,000	3,320,625
CSC Holdings, Inc.
6.75% due 04/15/2012	2,515,000	2,364,100
7.25% due 07/15/2008	400,000	400,000
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	2,060,000	2,018,800
8.125% due 08/15/2009	300,000	302,250
DirecTV Holdings LLC
6.375% due 06/15/2015	320,000	300,000
8.375% due 03/15/2013 (a)	8,744,000	9,006,320
Echostar DBS Corp.
6.375% due 10/01/2011	800,000	772,000
6.625% due 10/01/2014	500,000	462,500
7.125% due 02/01/2016	3,400,000	3,136,500
7.75% due 05/31/2015 (g)	1,350,000	1,312,875
Fisher Communications, Inc.
8.625% due 09/15/2014	3,550,000	3,709,750
Lamar Media Corp.
6.625% due 08/15/2015	1,900,000	1,729,000
Lamar Media Corp., Series B
6.625% due 08/15/2015	75,000	68,250
Lamar Media Corp., Series C
6.625% due 08/15/2015	1,870,000	1,701,700
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	3,975,000	3,825,938
Nielsen Finance LLC
4.78313 due 08/01/2016 (b)	4,250,000	2,921,875
10.00% due 08/01/2014	525,000	528,937
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	3,350,000	3,182,500
Qwest Corp.
6.0363% due 06/15/2013 (b)	2,110,000	2,015,050
6.50% due 06/01/2017	1,250,000	1,115,625
7.50% due 06/15/2023	1,000,000	890,000
7.50% due 10/01/2014	600,000	577,500
8.875% due 03/15/2012	2,260,000	2,305,200
Rural Cellular Corp.
5.6819% due 06/01/2013 (b)	2,100,000	2,105,250

The accompanying notes are an integral part of the financial statements.

130

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communications (continued)
Rural Cellular Corp. (continued)
8.25% due 03/15/2012	$3,825,000	$3,920,625
9.875% due 02/01/2010	2,700,000	2,747,250
Sprint Capital Corp.
8.75% due 03/15/2032	13,045,000	12,425,362
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014	2,150,000	2,198,375
United States West Communications, Inc.
6.875% due 09/15/2033	520,000	429,000
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	1,450,000	1,483,755
Videotron Ltee.
6.375% due 12/15/2015	1,330,000	1,233,575
6.875% due 01/15/2014	1,606,000	1,549,790
9.125% due 04/15/2018 (g)	975,000	1,018,875
		104,474,941
Consumer, Cyclical - 8.66%
ALH Finance LLC
8.50% due 01/15/2013	3,745,000	3,426,675
Allison Transmission, Inc.
11.00% due 11/01/2015 (a)(g)	2,660,000	2,380,700
11.25% due 11/01/2015 (g)	1,560,000	1,349,400
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	3,043,000	3,126,682
American Tire Distributors Holdings, Inc.
9.0581% due 04/01/2012 (b)	575,000	526,125
10.75% due 04/01/2013	1,375,000	1,258,125
AmeriGas Partners LP
7.125% due 05/20/2016	1,915,000	1,776,162
7.25% due 05/20/2015	1,557,000	1,455,795
Cinemark, Inc.
9.75% due 03/15/2014	2,005,000	1,904,750
Continental Airlines, Inc., Series 00-1
8.499% due 05/01/2011	282,127	269,432
Ferrellgas Escrow LLC
6.75% due 05/01/2014	1,642,000	1,498,325
Ford Motor Company
7.45% due 07/16/2031	900,000	524,250
Gaylord Entertainment Company
6.75% due 11/15/2014	24,000	21,840
General Motors Corp.
7.20% due 01/15/2011	1,450,000	1,116,500
7.375% due 05/23/2048	1,550,000	759,500
8.375% due 07/15/2033	1,535,000	909,488
Goodyear Tire & Rubber Company
7.857% due 08/15/2011	475,000	472,031
MGM Mirage, Inc.
6.00% due 10/01/2009	2,050,000	2,016,688
8.50% due 09/15/2010	1,250,000	1,234,375
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	500,000	428,750
O’Charleys, Inc.
9.00% due 11/01/2013	5,500,000	4,867,500
Penn National Gaming, Inc.
6.875% due 12/01/2011	2,000,000	2,005,000
Rite Aid Corp, Series WI
9.50% due 06/15/2017	1,385,000	914,100

U.S. High Yield Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Rite Aid Corp.
8.125% due 05/01/2010	$24,000	$24,240
River Rock Entertainment Authority
9.75% due 11/01/2011	1,760,000	1,760,000
San Pasqual Casino Development Group
8.00% due 09/15/2013 (g)	2,090,000	1,901,900
Sonic Automotive, Inc., Series B
8.625% due 08/15/2013 (a)	3,140,000	2,904,500
Speedway Motorsports, Inc.
6.75% due 06/01/2013	1,635,000	1,594,125
Suburban Propane Partners LP
6.875% due 12/15/2013	905,000	855,225
United Auto Group, Inc.
7.75% due 12/15/2016	3,300,000	2,887,500
Wynn Las Vegas LLC
6.625% due 12/01/2014	1,600,000	1,464,000
		47,633,683
Consumer, Non-cyclical - 13.05%
Biomet, Inc.
11.625% due 10/15/2017	3,625,000	3,842,500
Centene Corp.
7.25% due 04/01/2014	2,050,000	1,937,250
Community Health Systems, Inc.
8.875% due 07/15/2015	6,370,000	6,409,812
Constellation Brands, Inc.
7.25% due 09/01/2016	2,175,000	2,044,500
Cornell Companies, Inc.
10.75% due 07/01/2012	600,000	609,000
Corrections Corp. of America
6.25% due 03/15/2013	2,015,000	1,939,438
6.75% due 01/31/2014	1,320,000	1,303,500
DaVita, Inc.
6.625% due 03/15/2013	300,000	288,000
Del Monte Corp.
8.625% due 12/15/2012	3,400,000	3,451,000
Education Management Corp.
8.75% due 06/01/2014	1,400,000	1,302,000
Geo Group, Inc.
8.25% due 07/15/2013	3,345,000	3,411,900
H&E Equipment Services, Inc.
8.375% due 07/15/2016	2,075,000	1,815,625
HCA, Inc.
6.25% due 02/15/2013	21,000	18,218
7.875% due 02/01/2011	740,000	728,900
9.125% due 11/15/2014	650,000	664,625
9.25% due 11/15/2016	6,975,000	7,184,250
Healthsouth Corp.
10.75% due 06/15/2016	750,000	806,250
Iron Mountain, Inc.
8.00% due 06/15/2020	1,375,000	1,354,375
Mac-Gray Corp.
7.625% due 08/15/2015	3,950,000	3,772,250
Multiplan, Inc.
10.375% due 04/15/2016 (g)	2,750,000	2,695,000
NCO Group, Inc.
11.875% due 11/15/2014	2,175,000	1,783,500
Omnicare, Inc.
6.125% due 06/01/2013	750,000	693,750

The accompanying notes are an integral part of the financial statements.

131

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Omnicare, Inc. (continued)
6.875% due 12/15/2015	$2,120,000	$1,961,000
Reynolds American, Inc.
6.50% due 07/15/2010	250,000	253,750
7.625% due 06/01/2016	2,000,000	2,083,626
Rural/Metro Corp.
9.875% due 03/15/2015	1,950,000	1,784,250
Service Corp. International
6.75% due 04/01/2016	500,000	473,750
7.00% due 06/15/2017	2,350,000	2,244,250
7.50% due 04/01/2027	2,730,000	2,320,500
7.625% due 10/01/2018	150,000	149,625
7.875% due 02/01/2013	850,000	843,625
Sheridan Group, Inc.
10.25% due 08/15/2011	1,600,000	1,472,000
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	2,300,000	2,300,000
Tenet Healthcare Corp.
6.375% due 12/01/2011	2,400,000	2,298,000
6.875% due 11/15/2031	635,000	457,200
The Cooper Companies, Inc.
7.125% due 02/15/2015	3,450,000	3,312,000
United Surgical Partners International, Inc.
8.875% due 05/01/2017	1,960,000	1,822,800
		71,832,019
Diversified - 0.43%
Susser Holdings LLC
10.625% due 12/15/2013	2,330,000	2,364,950
Energy - 8.79%
Calfrac Holdings LP
7.75% due 02/15/2015 (g)	2,950,000	2,846,750
Chesapeake Energy Corp.
6.375% due 06/15/2015	200,000	189,000
6.625% due 01/15/2016	1,985,000	1,905,600
6.875% due 01/15/2016	400,000	386,000
6.875% due 11/15/2020	3,500,000	3,290,000
7.25% due 12/15/2018	500,000	486,250
7.50% due 09/15/2013	400,000	400,000
El Paso Corp.
6.875% due 06/15/2014	500,000	500,914
7.00% due 06/15/2017	2,950,000	2,887,130
7.25% due 06/01/2018 (a)	2,525,000	2,487,125
7.75% due 01/15/2032	3,390,000	3,396,048
Forest Oil Corp.
7.25% due 06/15/2019 (g)	350,000	336,000
Hilcorp Energy I LP
7.75% due 11/01/2015 (g)	4,160,000	3,993,600
Hilcorp Energy I LP/Hilcorp Finance Company
9.00% due 06/01/2016 (g)	930,000	946,275
Key Energy Services, Inc.
8.375% due 12/01/2014 (g)	3,225,000	3,289,500
MarkWest Energy Partners LP/ MarkWest Energy
Finance Corp.
8.75% due 04/15/2018 (g)	825,000	843,563
MarkWest Energy Partners LP/ MarkWest Energy
Finance Corp., Series B
8.50% due 07/15/2016	2,070,000	2,101,050

U.S. High Yield Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
National Oilwell Varco, Inc., Series B
6.125% due 08/15/2015	$24,000	$24,372
Quicksilver Resources, Inc.
8.25% due 08/01/2015	500,000	495,000
Sabine Pass LNG LP
7.50% due 11/30/2016	10,990,000	9,891,000
SandRidge Energy, Inc.
8.00% due 06/01/2018 (g)	1,000,000	1,005,000
SandRidge Energy, Inc., PIK
8.625% due 04/01/2015 (g)	2,150,000	2,203,750
Swift Energy Company
7.125% due 06/01/2017	3,900,000	3,597,750
Williams Companies, Inc.
4.8081% due 10/01/2010 (b)(g)	650,000	630,500
6.375% due 10/01/2010 (g)	250,000	252,500
		48,384,677
Financial - 8.88%
Altra Industrial Motion, Inc.
9.00% due 12/01/2011	1,535,000	1,565,700
Chevy Chase Bank
6.875% due 12/01/2013	905,000	832,600
Chukchansi Economic Development Authority
6.3275% due 11/15/2012 (b)(g)	939,000	786,412
8.00% due 11/15/2013 (g)	1,805,000	1,552,300
CIT Group, Inc.
5.65% due 02/13/2017	1,250,000	862,310
6.00% due 04/01/2036	1,725,000	1,193,876
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)	1,450,000	1,460,776
Ford Motor Credit Company
7.00% due 10/01/2013	2,360,000	1,737,930
8.00% due 12/15/2016	6,150,000	4,469,586
General Motors Acceptance Corp.
6.75% due 12/01/2014	625,000	412,778
8.00% due 11/01/2031	3,535,000	2,299,793
Host Marriott LP, REIT
7.125% due 11/01/2013	500,000	465,000
Host Marriott LP, Series M, REIT
7.00% due 08/15/2012	3,905,000	3,690,225
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016	4,200,000	3,727,500
KAR Holdings, Inc.
8.75% due 05/01/2014	1,325,000	1,152,750
10.00% due 05/01/2015	7,731,000	6,494,040
Lender Processing Services, Inc.
8.125% due 07/01/2016 (g)	2,050,000	2,052,563
NSG Holdings, Inc.
7.75% due 12/15/2025 (g)	2,445,000	2,408,325
Nuveen Investments, Inc.
10.50% due 11/15/2015 (g)	8,955,000	8,260,988
TRAINS HY-2006 -1
7.572% due 05/01/2016 (g)	1,632,000	1,587,577
USI Holdings Corp.
9.75% due 05/15/2015 (g)	2,150,000	1,849,000
		48,862,029
Industrial - 5.76%
Allied Waste North America, Inc.
6.50% due 11/15/2010	700,000	700,000

The accompanying notes are an integral part of the financial statements.

132

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Allied Waste North America, Inc. (continued)
6.875% due 06/01/2017	$200,000	$195,500
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	200,000	196,500
7.125% due 05/15/2016	3,000,000	2,985,000
Baldor Electric Company
8.625% due 02/15/2017	2,500,000	2,512,500
Crown Holdings, Inc.
8.00% due 04/15/2023	5,365,000	4,748,025
Esco Corp.
6.6512% due 12/15/2013 (b)(g)	625,000	587,500
8.625% due 12/15/2013 (g)	875,000	883,750
Graham Packaging Company
9.875% due 10/15/2014	2,750,000	2,433,750
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	3,450,000	3,475,875
L-3 Communications Corp.
5.875% due 01/15/2015	2,700,000	2,490,750
6.125% due 07/15/2013	65,000	61,425
L-3 Communications Corp., Series B
6.375% due 10/15/2015	1,335,000	1,248,225
Muzak Finance Corp.
13.00% due 03/15/2010	700,000	355,250
NXP BV/NXP Funding LLC
5.541% due 10/15/2013 (b)	1,795,000	1,579,600
Overseas Shipholding Group, Inc.
7.50% due 02/15/2024	3,315,000	3,041,513
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	1,900,000	1,947,500
Owens-Illinois, Inc.
7.80% due 05/15/2018	650,000	659,750
Trailer Bridge, Inc.
9.25% due 11/15/2011	1,750,000	1,614,375
		31,716,788
Technology - 4.28%
First Data Corp.
3.375% due 08/01/2008	972,000	965,925
9.875% due 09/24/2015 (g)	5,900,000	5,133,000
IKON Office Solutions, Inc.
6.75% due 12/01/2025	555,000	424,931
7.75% due 09/15/2015	150,000	150,375
Open Solutions, Inc.
9.75% due 02/01/2015 (g)	2,995,000	2,440,925
Seagate Technology HDD Holdings
6.80% due 10/01/2016	2,900,000	2,646,250
SunGard Data Systems, Inc.
3.75% due 01/15/2009	350,000	345,187
4.875% due 01/15/2014	400,000	355,500
9.125% due 08/15/2013	505,000	510,050
10.25% due 08/15/2015	10,506,000	10,558,530
		23,530,673
Utilities - 2.44%
Ipalco Enterprises, Inc.
7.25% due 04/01/2016 (g)	950,000	935,750
NRG Energy, Inc.
7.25% due 02/01/2014	450,000	429,750
7.375% due 02/01/2016	5,759,000	5,420,659

U.S. High Yield Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NRG Energy, Inc. (continued)
7.375% due 01/15/2017	$7,050,000	$6,662,250
		13,448,409
TOTAL CORPORATE BONDS (Cost $429,894,778)		$410,580,127
ASSET BACKED SECURITIES - 0.20%
DB Master Finance LLC, Series-2006-1, Class M1
8.285% due 06/20/2031 (g)	1,250,000	1,109,025
TOTAL ASSET BACKED SECURITIES
(Cost $1,249,976)		$1,109,025
TERM LOANS - 18.24%
Basic Materials - 1.28%
Celanese Holdings LLC, Letter of Credit
7.0994% due 04/02/2014 (b)	1,077,500	1,021,610
Celanese Holdings LLC, Tranche B
2.8025% due 04/02/2014 (b)	166,667	158,022
Georgia-Pacific Corp., Tranche B
6.8963% due 12/23/2012 (b)	2,891,587	2,724,106
Georgia-Pacific Corp., Tranche B2
6.8963% due 12/22/2012 (b)	2,347,794	2,211,809
Huntsman International LLC
4.875% due 04/19/2014 (b)	989,300	921,394
		7,036,941
Communications - 1.85%
Charter Communications Operating LLC, Tranche 3
7.6981% due 03/01/2014 (b)	750,000	624,847
Charter Communications Operating LLC, Tranche B1
5.26% due 03/06/2014 (b)	748,125	662,091
Citadel Broadcasting Corp.
4.745% due 06/12/2014 (b)	1,250,000	1,062,500
Crown Castle International Corp.
6.6875% due 03/05/2014 (b)	1,613,100	1,531,106
CSC Holdings, Inc.
4.225% due 03/23/2013 (b)	3,007,497	2,855,979
Direct TV, Tranche C
5.25% due 04/13/2013 (b)	750,000	743,318
Gray TV
4.19% due 12/31/2014 (b)	1,244,375	1,107,494
Level 3 Communications, Inc.
4.7269% due 03/01/2014 (b)	1,250,000	1,143,362
Local TV Finance LLC
4.869% due 05/07/2013 (b)	498,741	433,904
		10,164,601
Consumer, Cyclical - 3.23%
BLB Wembley Holdings, Inc.
5.44% due 06/30/2011 (b)	698,534	466,271
Bombardier Recreational Products, Inc., Tranche B
6.46% due 06/26/2013 (b)	800,000	721,000
CSK Automotive, Inc.
9.625% due 06/30/2012 (b)	491,315	486,402
Federal Mogul Corp., Tranche B
4.3975% due 12/27/2014 (b)	1,686,669	1,433,500
Federal Mogul Corp., Tranche C
4.7375% due 12/27/2015 (b)	1,309,093	1,093,093

The accompanying notes are an integral part of the financial statements.

133

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
Consumer, Cyclical (continued)
Ford Motor Company, Tranche B
5.48% due 11/29/2013 (b)	$4,015,193	$3,245,280
Golden Nugget, Inc.
7.21% due 12/14/2014 (b)	750,000	517,500
Greek Town Holdings
5.50% due 03/23/2014 (b)	1,126,101	982,405
Greektown Casino LLC, Tranche B
5.50% due 12/03/2012 (b)	1,600,000	1,397,000
Greenwood Racing
4.64% due 11/14/2011 (b)	979,856	911,266
HMSC
8.2159% due 04/03/2014 (b)	550,000	434,500
HMSC, Tranche 1 Lien
5.03313% due 04/03/2014 (b)	800,000	632,000
Iconix Brand Group, Inc.
5.14% due 11/07/2013 (b)	500,000	471,250
Live Nation Worldwide
5.45% due 12/21/2013 (b)	498,741	461,335
National Cinemedia LLC
4.54% due 02/13/2015 (b)	312,000	285,402
Penn National Gaming, Inc.
4.88% due 05/26/2012 (b)	1,237,277	1,200,716
Pep Boys - Manny, Moe & Jack
4.65% due 01/31/2013 (b)	241,630	227,133
Regal Cinemas Corp.
4.1963% due 11/10/2010 (b)	249,365	236,431
Riviera Holding Corp.
5.13% due 06/08/2014 (b)	1,250,000	1,118,750
Safety-Kleen, Corp., Letter of Credit
3.125% due 07/27/2013 (b)	152,542	141,864
Safety-Kleen, Corp., Tranche B
5.625% due 07/27/2013 (b)	575,975	535,656
Sagittarius Restaurants LLC
7.308% due 03/29/2013 (b)	744,289	573,103
Tire Rack Holdings, Inc.
4.434% due 06/24/2012 (b)	241,294	229,229
		17,801,086
Consumer, Non-cyclical - 4.22%
AMERIGROUP, Corp.
4.78313% due 03/26/2012 (b)	400,000	366,000
AmWINS Group, Inc.
4.98% due 06/07/2013 (b)	1,462,566	1,210,273
8.23% due 06/07/2014 (b)	500,000	320,000
Carestream Health, Inc., Tranche B
5.1219% due 04/30/2013 (b)	888,344	790,626
Carestream Health, Inc., Tranche B2
10.0813% due 10/30/2013 (b)	500,000	357,500
Coinmach Laundry Corp.
5.28313% due 12/19/2012 (b)	1,000,000	895,000
Community Health Systems, Inc., Tranche B
4.741% due 06/30/2014 (b)	2,765,998	2,605,377
Community Health Systems, Inc., Tranche Delayed Draw
5.03313% due 06/30/2014 (b)	141,462	133,248
Dean Foods Company, Tranche B
6.58% due 03/01/2014 (b)	1,485,000	1,401,632
Dole Foods Company, Tranche B
4.8855% due 04/12/2013 (b)	781,484	724,952

U.S. High Yield Bond Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
Consumer, Non-cyclical (continued)
Dole Foods Company, Tranche C
4.8125% due 04/12/2013 (b)	$2,604,948	$2,416,506
Dole Foods, Letter of Credit
2.58% due 04/12/2013 (b)	354,415	328,776
Education Management Corp., Tranche C
6.625% due 05/29/2011 (b)	963,409	888,263
Goodyear Tire & Rubber Company, Tranche 2
6.43% due 04/30/2014 (b)	4,000,000	3,645,000
HCA, Inc., Tranche B
7.08% due 11/01/2013 (b)	1,685,000	1,580,749
Health Management Associate, Inc.
4.4463% due 02/28/2014 (b)	250,000	232,110
Healthsouth Corp., Tranche B
5.085% due 03/10/2013 (b)	929,276	875,378
Kepler Holdings, Ltd.
10.82% due 06/30/2009 (b)	500,000	470,000
Sun Healthcare Group, Inc.
4.6575% due 04/12/2014 (b)	547,426	509,107
Sun Healthcare Group, Inc., Letter of Credit
2.5963% due 04/12/2014 (b)	124,251	115,553
Sun Healthcare Group, Inc., Tranche Delayed Draw
4.98% due 04/12/2014 (b)	76,770	71,397
Toys R Us, Inc., Tranche B
5.4594% due 12/01/2008 (b)	3,500,000	3,307,500
		23,244,947
Energy - 2.69%
Calpine Corp., Tranche B
7.61% due 03/29/2009 (b)	7,121,257	6,792,896
Covanta Energy Corp., Letter of Credit
4.6025% due 02/02/2014 (b)	643,855	613,272
Covanta Energy Corp., Tranche B
4.1875% due 02/02/2014 (b)	1,291,483	1,230,138
Dynegy Holdings, Inc.
3.9594% due 04/02/2013 (b)	1,287,868	1,208,445
Dynegy Holdings, Inc., Tranche B
3.96% due 03/31/2013 (b)	462,133	434,405
Energy Transfer Equity
4.5075% due 11/01/2012 (b)	1,250,000	1,212,500
Longview Power LLC, Letter of Credit
5.00% due 02/28/2013 (b)	166,667	148,889
Longview Power LLC, Tranche B
5.625% due 02/28/2014 (b)	500,000	446,665
Longview Power LLC, Tranche Delayed Draw
4.9375% due 02/28/2014 (b)	583,333	521,109
Targa Resources, Letter of Credit
2.65813% due 10/05/2011 (b)	380,516	370,211
Targa Resources, Tranche B
4.78313% due 10/05/2012 (b)	239,977	233,478
Texas Competitive Electric Holdings Company LLC
6.2623% due 10/10/2014 (b)	1,743,734	1,622,074
		14,834,082
Financial - 2.59%
BNY ConvergEx Group, Tranche 1
7.83% due 08/17/2013 (b)	1,250,000	1,178,125
Capital Automotive LP, REIT
4.21% due 12/16/2010 (b)	1,000,000	965,000
CCM Merger, Inc.
5.08% due 07/21/2012 (b)	738,173	693,883

The accompanying notes are an integral part of the financial statements.

134

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
Financial (continued)
Emdeon Business Services LLC, Tranche 1B
6.83% due 11/16/2013 (b)	$473,882	$450,188
Emdeon Business Services LLC, Tranche 2
9.83% due 05/16/2014 (b)	1,000,000	945,000
General Motors Corp., Tranche B
7.0556% due 11/17/2013 (b)	3,997,481	3,404,215
Linsco/Private Ledger Corp., Tranche B
8.196% due 06/27/2013 (b)	2,477,482	2,341,220
TD Ameritrade Holding Corp.
6.63% due 12/31/2012 (b)	1,000,000	965,000
TPF Generation Holdings LLC, Tranche 2
9.08% due 12/15/2014 (b)	800,000	722,000
VNU, Inc., Tranche B
5.3463% due 08/09/2013 (b)	2,033,968	1,888,621
Wimar Landco LLC, Tranche B
5.3719% due 07/03/2008 (b)	750,000	705,472
		14,258,724
Industrial - 1.32%
Allied Waste North America, Inc.
3.93% due 03/28/2014 (b)	1,014,843	1,001,681
5.1206% due 03/28/2014 (b)	610,157	601,193
Coffeyville Resources, Inc., Letter of Credit
4.6288% due 12/28/2010 (b)	129,730	122,919
Coffeyville Resources, Inc., Tranche D
8.36% due 12/28/2013 (b)	419,928	397,882
Hercules Offshore, Inc.
4.53313% due 07/11/2013 (b)	240,625	233,558
Marvell Technology Group, Inc.
7.33% due 11/08/2009 (b)	731,875	702,600
Oshkosh Truck Corp., Tranche B
4.20% due 12/06/2013 (b)	738,750	691,788
Owens-Illinois, Inc.
3.9769% due 06/14/2013 (b)	489,770	478,446
RailAmerica, Inc., Tranche T1
5.32% due 08/14/2008 (b)	2,250,000	2,238,750
Waste Services, Inc., Tranche B
5.15% due 04/30/2011 (b)	783,418	779,501
		7,248,318
Technology - 0.64%
Reynolds & Reynolds Company, Inc.
6.8425% due 10/24/2012 (b)	379,771	360,308
Reynolds & Reynolds Company, Inc.,Tranche 2
10.6981% due 10/01/2013 (b)	1,125,000	1,077,187
Reynolds & Reynolds Company, Inc.,Tranche 3
12.6981% due 04/01/2014 (b)	625,000	599,219
SunGard Data Systems, Inc., Tranche B1
5.1619% due 01/31/2013 (b)	1,589,924	1,503,878
		3,540,592
Utilities - 0.42%
NRG Energy, Inc.
6.9481% due 02/01/2013 (b)	1,500,064	1,415,055
NRG Energy, Inc., Tranche L
6.58% due 02/01/2013 (b)	728,207	686,939
NSG Holdings
4.28% due 06/15/2014 (b)	176,473	162,797

U.S. High Yield Bond Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
Utilities (continued)
NSG Holdings, Letter of Credit
4.28% due 06/15/2014 (b)	$24,169	$22,296
		2,287,087
TOTAL TERM LOANS (Cost $104,693,118)		$100,416,378
REPURCHASE AGREEMENTS - 5.67%
Repurchase Agreement with State
Street Corp. dated 06/30/2008 at
1.80% to be repurchased at
$31,222,561 on 07/01/2008,
collateralized by $31,810,000
Federal Home Loan Mortgage
Corp., 3.13% due 05/06/2010
(valued at $31,849,763, including
interest)
	$31,221,000	$31,221,000
TOTAL REPURCHASE AGREEMENTS
(Cost $31,221,000)		$31,221,000
SHORT TERM INVESTMENTS - 1.17%
John Hancock Cash
Investment Trust, 2.5657% (c)(h)	$6,425,162	$6,425,162
TOTAL SHORT TERM INVESTMENTS
(Cost $6,425,162)		$6,425,162
Total Investments (U.S. High Yield Bond Trust) (Cost $573,484,034) - 99.88%		$549,751,692
Other Assets in Excess of Liabilities - 0.12%		638,661
TOTAL NET ASSETS - 100.00%		$550,390,353

Footnotes

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

135

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Key to Currency Abbreviations

ARS	- Argentine Peso

AUD	- Australian Dollar

BRL	- Brazilian Real

CAD	- Canadian Dollar

CHF	- Swiss Franc

COP	- Colombian Peso

CZK	- Czech Koruna

DKK	- Danish Krone

EGP	- Egyptian Pound

EUR	- European Currency

GBP	- British Pound

GRD	- Greek Drachma

HKD	- Hong Kong Dollar

HUF	- Hungarian Forint

IDR	- Indonesian Rupiah

ILS	- Israeli Shekel

INR	- Indian Rupee

JPY	- Japanese Yen

KRW	- South Korean Won

MXN	- Mexican Peso

MYR	- Malaysian Ringgit

NGN	- Nigerian Naira

NZD	- New Zealand Dollar

NOK	- Norwegian Krone

PHP	- Philippines Peso

PLN	- Polish Zloty

SEK	- Swedish Krona

SGD	- Singapore Dollar

THB	- Thai Baht

TRY	- Turkish Lira

TWD	- Taiwan Dollar

USD	- US Dollar

UYU	- Uruguayan Peso

ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts

ADS	- American Depositary Shares

BKNT	- Bank Note

CDO	- Collateralized Debt Obligation

ESOP	- Employee Stock Ownership Program

EMTN	- European Medium Term Note

ETF	- Exchange Traded Fund

EWCO	- European Written Call Option

GDR	- Global Depositary Receipts

GMTN	- Global Medium Term Note

GTD	- Guaranteed

IO	- Interest Only (Carries notional principal amount)

MTN	- Medium Term Note

NIM	- Net Interest Margin

NVDR	- Non Voting Depositary Receipts

OTC	- Over The Counter

PIK	- Paid In Kind

PO	- Principal Only

REIT	- Real Estate Investment Trust

REMIC	- Real Estate Mortgage Investment Conduit

SBI	- Shares Beneficial Interest

SADR	- Sponsored American Depositary Receipts

SPDR	- Standard & Poor’s Depositary Receipts

TBA	- To Be Announced

TIPS	- Treasury Inflation Protected Security

ˆ	Non-Income Producing, issuer is in bankruptcy and is in default of interest payments

*	Non-Income Producing

(a)	All or a portion of this security was out on loan

(b)	Floating Rate Note. Represents the rate at period end.

(c)	The investment is an affiliate of the Fund, the adviser and/or subadviser.

(d)	Principal amount of security is adjusted for inflation.

(e)	Security Fair Valued on June 30, 2008

(f)	Represents the yield at period end.

(g)	144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

(i)	All or a portion of this position represents an unfunded loan commitment. The coupon rate will be determined at time of settlement.

**	Purchased on a forward commitment

****	At June 30, 2008, all or a portion of this security was segregated to cover margin requirements for open futures contracts.

The accompanying notes are an integral part of the financial statements.

136

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited)
(showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.44%

Basic Materials - 4.25%
Air Products & Chemicals, Inc.	35,835	$3,542,648
Alcoa, Inc.	138,649	4,938,677
Allegheny Technologies, Inc.	17,198	1,019,497
Ashland, Inc.	9,500	457,900
Biogen Idec, Inc. *	49,844	2,785,781
Dow Chemical Company	158,269	5,525,171
E.I. Du Pont de Nemours & Company	153,214	6,571,348
Eastman Chemical Company	12,968	892,977
Ecolab, Inc.	29,850	1,283,252
Eli Lilly & Company	168,262	7,766,974
Freeport-McMoRan Copper & Gold, Inc., Class B	65,187	7,639,265
Hercules, Inc.	19,258	326,038
International Flavors & Fragrances, Inc.	13,694	534,888
International Paper Company	72,741	1,694,865
MeadWestvaco Corp.	29,500	703,280
Monsanto Company	93,348	11,802,921
Newmont Mining Corp.	77,232	4,028,421
Nucor Corp.	53,338	3,982,748
Plum Creek Timber Company, Inc.	29,106	1,243,117
PPG Industries, Inc.	27,913	1,601,369
Praxair, Inc.	53,263	5,019,505
Rohm & Haas Company	21,337	990,890
Sherwin-Williams Company	16,815	772,313
Sigma-Aldrich Corp.	21,956	1,182,550
Titanium Metals Corp. (a)	16,628	232,626
United States Steel Corp.	20,024	3,700,035
Weyerhaeuser Company	35,936	1,837,767
		82,076,823

Communications - 10.70%
Akamai Technologies, Inc. *	28,618	995,620
Amazon.com, Inc. *	52,576	3,855,398
American Tower Corp., Class A *	67,459	2,850,143
AT&T, Inc.	1,010,591	34,046,811
CBS Corp., Class B	115,844	2,257,800
CenturyTel, Inc.	17,937	638,378
Ciena Corp. *	15,336	355,335
Cisco Systems, Inc. *	1,004,831	23,372,369
Citizens Communications Company	55,155	625,458
Clear Channel Communications, Inc.	84,692	2,981,158
Comcast Corp., Class A	503,667	9,554,563
Corning, Inc.	267,898	6,175,049
DIRECTV Group, Inc. *	120,899	3,132,493
E.W. Scripps Company, Class A	15,269	634,274
eBay, Inc. *	188,035	5,138,997
Embarq Corp.	25,098	1,186,382
Expedia, Inc. *	35,546	653,335
Gannett Company, Inc.	38,901	842,985
Google, Inc., Class A *	39,537	20,813,068
IAC/InterActiveCorp. *	30,824	594,287
Interpublic Group of Companies, Inc. *	80,280	690,408
JDS Uniphase Corp. *	39,095	444,119
Juniper Networks, Inc. *	89,296	1,980,585
McGraw-Hill Companies, Inc.	54,655	2,192,759
Meredith Corp.	6,296	178,114
Monster Worldwide, Inc. *	21,142	435,737

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Communications (continued)
Motorola, Inc.	383,624	$2,815,800
News Corp., Class A	391,745	5,891,845
Nortel Networks Corp. *	10,784	88,644
Omnicom Group, Inc.	54,484	2,445,242
QUALCOMM, Inc.	275,347	12,217,146
Qwest Communications International, Inc. (a)	258,820	1,017,163
Sprint Nextel Corp.	484,969	4,607,205
Symantec Corp. *	142,909	2,765,289
Tellabs, Inc. *	67,603	314,354
The New York Times Company, Class A (a)	24,396	375,454
The Washington Post Company, Class B	989	580,444
Time Warner, Inc.	608,691	9,008,627
VeriSign, Inc. *	33,120	1,251,936
Verizon Communications, Inc.	484,905	17,165,637
Viacom, Inc., Class B *	107,638	3,287,264
Walt Disney Company	324,080	10,111,296
Windstream Corp.	76,085	938,889
Yahoo!, Inc. *	234,036	4,835,184
		206,343,044

Consumer, Cyclical - 7.03%
Abercrombie & Fitch Company, Class A	14,784	926,661
AutoNation, Inc. *	22,910	229,558
AutoZone, Inc. *	7,313	884,946
Bed Bath & Beyond, Inc. *	44,044	1,237,636
Best Buy Company, Inc.	58,840	2,330,064
Big Lots, Inc. *	13,886	433,799
Carnival Corp.	74,297	2,448,829
Centex Corp.	21,005	280,837
Cintas Corp.	22,165	587,594
Coach, Inc. *	58,057	1,676,686
Costco Wholesale Corp.	73,699	5,169,248
CVS Caremark Corp.	243,144	9,621,208
D.R. Horton, Inc.	46,746	507,194
Darden Restaurants, Inc.	23,823	760,907
Dillard’s, Inc., Class A (a)	9,693	112,148
Family Dollar Stores, Inc.	23,845	475,469
Ford Motor Company * (a)	381,374	1,834,409
GameStop Corp., Class A *	27,507	1,111,283
General Motors Corp.	96,305	1,107,507
Genuine Parts Company	27,866	1,105,723
Goodyear Tire & Rubber Company *	40,921	729,621
Harley-Davidson, Inc.	40,239	1,459,066
Harman International Industries, Inc.	9,897	409,637
Hasbro, Inc.	23,583	842,385
Home Depot, Inc.	288,671	6,760,675
International Game Technology	52,664	1,315,547
J.C. Penney Company, Inc.	37,770	1,370,673
Johnson Controls, Inc.	100,943	2,895,045
Jones Apparel Group, Inc.	14,691	202,001
KB Home (a)	13,065	221,190
Kohl’s Corp. *	52,175	2,089,087
Lennar Corp., Class A (a)	23,789	293,556
Limited Brands, Inc.	50,946	858,440
Liz Claiborne, Inc.	16,123	228,140
Lowe’s Companies, Inc.	248,994	5,166,626
Macy’s, Inc.	71,525	1,389,016

The accompanying notes are an integral part of the financial statements.

1

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Marriott International, Inc., Class A	51,064	$1,339,919
Mattel, Inc.	61,564	1,053,976
McDonald’s Corp.	192,818	10,840,228
Newell Rubbermaid, Inc.	47,102	790,843
NIKE, Inc., Class B	64,535	3,846,931
Nordstrom, Inc.	29,885	905,516
Office Depot, Inc. *	46,318	506,719
PACCAR, Inc.	62,114	2,598,229
Polo Ralph Lauren Corp., Class A	9,809	615,809
Pulte Homes, Inc.	36,269	349,270
RadioShack Corp.	22,245	272,946
Sears Holdings Corp. * (a)	11,902	876,701
Southwest Airlines Company	124,475	1,623,154
Staples, Inc.	119,434	2,836,558
Starbucks Corp. *	123,937	1,950,768
Starwood Hotels & Resorts Worldwide, Inc.	31,757	1,272,503
Target Corp.	132,426	6,156,485
The Gap, Inc.	76,352	1,272,788
The TJX Companies, Inc.	72,244	2,273,519
Tiffany & Company	21,429	873,232
VF Corp.	14,851	1,057,094
W.W. Grainger, Inc.	11,062	904,872
Walgreen Company	168,481	5,477,317
Wal-Mart Stores, Inc.	395,799	22,243,904
Wendy’s International, Inc.	14,910	405,850
Whirlpool Corp.	12,779	788,848
Wyndham Worldwide Corp.	30,037	537,963
Yum! Brands, Inc.	80,584	2,827,693
		135,572,046

Consumer, Non-cyclical - 19.60%
Abbott Laboratories	262,522	13,905,790
Allergan, Inc.	52,309	2,722,683
Altria Group, Inc.	356,256	7,324,623
AmerisourceBergen Corp.	27,389	1,095,286
Amgen, Inc. *	185,192	8,733,655
Anheuser-Busch Companies, Inc.	121,297	7,534,970
Apollo Group, Inc., Class A *	23,472	1,038,871
Archer-Daniels-Midland Company	109,534	3,696,772
Avery Dennison Corp.	18,113	795,704
Avon Products, Inc.	72,594	2,614,836
Barr Pharmaceuticals, Inc. *	18,382	828,661
Baxter International, Inc.	106,720	6,823,677
Becton, Dickinson & Company	41,517	3,375,332
Boston Scientific Corp. *	229,068	2,815,246
Bristol-Myers Squibb Company	336,739	6,913,252
Brown Forman Corp., Class B	14,347	1,084,203
C.R. Bard, Inc.	16,887	1,485,212
Campbell Soup Company	36,654	1,226,443
Cardinal Health, Inc.	60,704	3,131,112
Celgene Corp. *	74,143	4,735,513
Clorox Company	23,447	1,223,933
Coca-Cola Enterprises, Inc.	48,935	846,575
Colgate-Palmolive Company	86,381	5,968,927
ConAgra Foods, Inc.	82,947	1,599,218
Constellation Brands, Inc., Class A *	33,237	660,087
Convergys Corp. *	21,019	312,342

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Coventry Health Care, Inc. *	25,799	$784,806
Covidien, Ltd.	84,979	4,069,644
Dean Foods Company *	25,846	507,098
Equifax, Inc.	21,999	739,606
Estee Lauder Companies, Inc., Class A	19,456	903,731
Express Scripts, Inc. *	42,721	2,679,461
Forest Laboratories, Inc. *	51,841	1,800,956
Fortune Brands, Inc.	26,139	1,631,335
General Mills, Inc.	56,991	3,463,343
Genzyme Corp. *	45,471	3,274,821
Gilead Sciences, Inc. *	156,916	8,308,702
H & R Block, Inc.	55,347	1,184,426
H.J. Heinz Company	53,608	2,565,143
Hershey Company	28,543	935,639
Hospira, Inc. *	27,063	1,085,497
Intuitive Surgical, Inc. *	6,584	1,773,730
Johnson & Johnson	479,387	30,843,760
Kellogg Company	43,174	2,073,215
Kimberly-Clark Corp.	71,178	4,255,021
King Pharmaceuticals, Inc. *	41,751	437,133
Kraft Foods, Inc., Class A	257,884	7,336,800
Laboratory Corp. of America Holdings *	18,933	1,318,305
Lorillard, Inc. *	29,585	2,046,099
McCormick & Company, Inc.	21,806	777,602
McKesson Corp.	47,166	2,637,051
Medco Health Solutions, Inc. *	86,185	4,067,932
Medtronic, Inc.	191,032	9,885,906
Merck & Company, Inc.	365,134	13,761,900
Millipore Corp. *	9,371	635,916
Molson Coors Brewing Company, Class B	23,806	1,293,380
Moody’s Corp. (a)	34,548	1,189,833
Mylan, Inc. * (a)	51,647	623,379
Patterson Companies, Inc. *	21,948	645,052
Paychex, Inc.	54,556	1,706,512
Pepsi Bottling Group, Inc.	23,029	642,970
PepsiCo, Inc.	269,801	17,156,646
Pfizer, Inc.	1,150,791	20,104,319
Philip Morris International, Inc.	358,804	17,721,330
Procter & Gamble Company	519,327	31,580,275
Quest Diagnostics, Inc.	26,844	1,301,129
R.R. Donnelley & Sons Company	36,113	1,072,195
Reynolds American, Inc. (a)	29,136	1,359,777
Robert Half International, Inc.	26,951	646,015
Safeway, Inc.	74,506	2,127,146
Sara Lee Corp.	120,146	1,471,788
Schering-Plough Corp.	275,810	5,430,699
St. Jude Medical, Inc. *	57,641	2,356,364
Stryker Corp.	40,628	2,554,689
SUPERVALU, Inc.	36,110	1,115,438
Sysco Corp.	102,171	2,810,724
Tenet Healthcare Corp. *	81,501	453,146
The Coca-Cola Company	339,803	17,662,960
The Kroger Company	112,541	3,249,059
Tyson Foods, Inc., Class A	46,455	694,038
UnitedHealth Group, Inc.	209,008	5,486,460
UST, Inc.	25,148	1,373,332

The accompanying notes are an integral part of the financial statements.

2

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Varian Medical Systems, Inc. *	21,369	$1,107,983
Watson Pharmaceuticals, Inc. *	17,766	482,702
WellPoint, Inc. *	89,505	4,265,808
Western Union Company	125,873	3,111,581
Whole Foods Market, Inc. (a)	23,850	565,006
William Wrigley, Jr. Company	36,520	2,840,526
Wyeth	226,807	10,877,664
Zimmer Holdings, Inc. *	39,378	2,679,673
		378,037,099

Diversified - 0.07%
Leucadia National Corp.	30,084	1,412,143

Energy - 16.27%
Anadarko Petroleum Corp.	79,630	5,959,509
Apache Corp.	56,745	7,887,555
Baker Hughes, Inc.	52,396	4,576,267
BJ Services Company	49,989	1,596,649
Cabot Oil & Gas Corp.	16,631	1,126,418
Cameron International Corp. *	36,856	2,039,980
Chesapeake Energy Corp.	81,812	5,396,320
Chevron Corp.	351,842	34,878,097
ConocoPhillips	262,377	24,765,765
CONSOL Energy, Inc.	31,090	3,493,583
Devon Energy Corp.	75,894	9,119,423
Duke Energy Corp.	215,117	3,738,733
El Paso Corp.	119,469	2,597,256
ENSCO International, Inc.	24,554	1,982,490
EOG Resources, Inc.	42,238	5,541,626
Exxon Mobil Corp.	898,780	79,209,481
Halliburton Company	148,395	7,875,323
Hess Corp.	47,795	6,031,251
Marathon Oil Corp.	120,424	6,246,393
Massey Energy Company	13,692	1,283,625
Murphy Oil Corp.	32,316	3,168,584
Nabors Industries, Ltd. *	47,887	2,357,477
National Oilwell Varco, Inc. *	70,623	6,265,673
Noble Corp.	45,718	2,969,841
Noble Energy, Inc.	29,294	2,945,805
Occidental Petroleum Corp.	139,610	12,545,355
Peabody Energy Corp.	46,185	4,066,589
Questar Corp.	29,477	2,094,046
Range Resources Corp.	26,284	1,722,653
Rowan Companies, Inc.	19,155	895,496
Schlumberger, Ltd.	202,950	21,802,919
Smith International, Inc.	34,173	2,841,143
Southwestern Energy Company *	58,169	2,769,426
Spectra Energy Corp.	107,669	3,094,407
Sunoco, Inc.	19,877	808,795
Tesoro Corp. (a)	23,349	461,610
Transocean, Inc. *	54,242	8,265,938
Valero Energy Corp.	89,901	3,702,123
Weatherford International, Ltd. *	115,600	5,732,604
Williams Companies, Inc.	99,411	4,007,257
XTO Energy, Inc.	86,875	5,951,806
		313,815,291

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial - 14.20%
ACE, Ltd.	56,629	$3,119,692
Aetna, Inc.	82,467	3,342,387
AFLAC, Inc.	80,857	5,077,820
Allstate Corp.	93,689	4,271,281
American Capital Strategies, Ltd. (a)	34,514	820,398
American Express Company	197,051	7,422,911
American International Group, Inc.	457,372	12,102,063
Ameriprise Financial, Inc.	37,789	1,536,879
Aon Corp.	50,815	2,334,441
Apartment Investment & Management Company, Class A, REIT	15,266	519,960
Assurant, Inc.	16,290	1,074,488
Avalon Bay Communities, Inc., REIT	13,094	1,167,461
Bank of America Corp.	757,439	18,080,069
Bank of New York Mellon Corp.	194,569	7,360,545
BB&T Corp. (a)	93,021	2,118,088
Boston Properties, Inc., REIT	20,362	1,837,060
Capital One Financial Corp.	63,822	2,425,874
CB Richard Ellis Group, Inc. *	29,485	566,112
Charles Schwab Corp.	157,964	3,244,581
Chubb Corp.	62,171	3,047,001
CIGNA Corp.	47,768	1,690,510
Cincinnati Financial Corp.	27,755	704,977
CIT Group, Inc. (a)	47,890	326,131
Citigroup, Inc.	926,077	15,521,051
CME Group, Inc.	9,273	3,553,321
Comerica, Inc.	25,540	654,590
Countrywide Financial Corp. (a)	99,229	421,723
Developers Diversified Realty Corp., REIT	20,375	707,216
Discover Financial Services	81,535	1,073,816
E*TRADE Financial Corp. * (a)	80,470	252,676
Equity Residential, REIT	46,014	1,760,956
Federal Home Loan Mortgage Corp.	110,010	1,804,164
Federal National Mortgage Association	181,046	3,532,207
Federated Investors, Inc., Class B	14,740	507,351
Fidelity National Information Services, Inc.	29,207	1,078,030
Fifth Third Bancorp (a)	97,771	995,309
First Horizon National Corp.	31,633	235,033
Franklin Resources, Inc.	26,537	2,432,116
General Growth Properties, Inc., REIT	45,502	1,593,935
Genworth Financial, Inc., Class A	73,633	1,311,404
Goldman Sachs Group, Inc.	67,056	11,728,094
Hartford Financial Services Group, Inc.	53,534	3,456,690
HCP, Inc., REIT	39,957	1,271,032
Host Hotels & Resorts, Inc., REIT	88,835	1,212,598
Hudson City Bancorp, Inc.	88,307	1,472,961
Humana, Inc. *	28,784	1,144,740
Huntington BancShares, Inc.	62,145	358,577
IntercontinentalExchange, Inc. *	12,004	1,368,456
Janus Capital Group, Inc.	24,923	659,712
JP Morgan Chase & Company	587,384	20,153,129
KeyCorp	82,590	906,838
Kimco Realty Corp., REIT	43,157	1,489,780
Legg Mason, Inc.	24,007	1,045,985
Lehman Brothers Holdings, Inc.	118,503	2,347,544
Lincoln National Corp.	44,109	1,999,020

The accompanying notes are an integral part of the financial statements.

3

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Loews Corp.	61,589	$2,888,524
M&T Bank Corp.	13,111	924,850
Marsh & McLennan Companies, Inc.	87,022	2,310,434
Marshall & Ilsley Corp.	44,090	675,900
MBIA, Inc.	36,105	158,501
Merrill Lynch & Company, Inc.	167,609	5,314,881
MetLife, Inc.	120,826	6,375,988
MGIC Investment Corp.	21,221	129,660
Morgan Stanley	188,333	6,793,171
National City Corp. (a)	128,984	615,254
Northern Trust Corp.	32,567	2,233,119
NYSE Euronext	45,078	2,283,651
PNC Financial Services Group, Inc.	58,830	3,359,193
Principal Financial Group, Inc.	44,040	1,848,359
Progressive Corp.	115,248	2,157,443
ProLogis, REIT	44,593	2,423,630
Prudential Financial, Inc.	74,166	4,430,677
Public Storage, Inc., REIT	21,004	1,696,913
Regions Financial Corp.	118,190	1,289,453
SAFECO Corp.	15,294	1,027,145
Simon Property Group, Inc., REIT	38,232	3,436,674
SLM Corp. *	79,412	1,536,622
Sovereign Bancorp, Inc. (a)	81,496	599,811
State Street Corp.	72,571	4,643,818
SunTrust Banks, Inc.	59,886	2,169,071
T. Rowe Price Group, Inc.	44,176	2,494,619
The Travelers Companies, Inc.	102,863	4,464,254
Torchmark Corp.	15,276	895,937
U.S. Bancorp	296,078	8,257,615
Unum Group	58,870	1,203,891
Vornado Realty Trust, REIT	22,992	2,023,296
Wachovia Corp.	363,641	5,647,345
Washington Mutual, Inc. (a)	180,111	887,947
Wells Fargo & Company	561,792	13,342,560
XL Capital, Ltd., Class A	30,455	626,155
Zions Bancorp	18,295	576,110
		273,983,254

Industrial - 11.03%
3M Company	119,803	8,337,091
Allied Waste Industries, Inc. *	57,378	724,110
Applied Biosystems, Inc. *	28,691	960,575
Ball Corp.	16,632	794,012
Bemis Company, Inc.	16,905	379,010
Black & Decker Corp.	10,399	598,047
Boeing Company	127,826	8,400,725
Burlington Northern Santa Fe Corp.	49,873	4,981,814
C.H. Robinson Worldwide, Inc.	29,031	1,592,060
Caterpillar, Inc.	104,575	7,719,727
Cooper Industries, Ltd., Class A	29,601	1,169,240
CSX Corp.	68,873	4,325,913
Cummins, Inc.	34,551	2,263,782
Danaher Corp.	43,333	3,349,641
Deere & Company	73,306	5,287,562
Dover Corp.	32,213	1,558,143
Eastman Kodak Company (a)	48,893	705,526
Eaton Corp.	27,999	2,379,075

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Industrial (continued)
Emerson Electric Company	132,812	$6,567,553
Expeditors International of Washington, Inc.	36,282	1,560,126
FedEx Corp.	52,743	4,155,621
Fluor Corp.	15,089	2,807,761
General Dynamics Corp.	67,785	5,707,497
General Electric Company	1,695,500	45,252,895
Goodrich Corp.	21,276	1,009,759
Honeywell International, Inc.	126,137	6,342,168
Illinois Tool Works, Inc.	67,585	3,210,963
Ingersoll-Rand Company, Ltd., Class A	54,059	2,023,416
ITT Corp.	30,905	1,957,214
Jabil Circuit, Inc.	35,581	583,884
Jacobs Engineering Group, Inc. *	20,720	1,672,104
KLA-Tencor Corp.	28,928	1,177,659
Leggett & Platt, Inc.	28,293	474,474
Lockheed Martin Corp.	57,458	5,668,806
Manitowoc Company, Inc.	22,116	719,433
Masco Corp.	61,527	967,820
Molex, Inc.	23,681	578,053
Norfolk Southern Corp.	63,918	4,005,741
Northrop Grumman Corp.	58,185	3,892,577
Pactiv Corp. *	22,247	472,304
Pall Corp.	20,391	809,115
Parker-Hannifin Corp.	28,532	2,034,902
PerkinElmer, Inc.	20,139	560,871
Precision Castparts Corp.	23,695	2,283,487
Rockwell Automation, Inc.	24,962	1,091,588
Rockwell Collins, Inc.	27,343	1,311,370
Ryder Systems, Inc.	9,781	673,715
Sealed Air Corp.	27,241	517,851
Snap-on, Inc.	9,789	509,126
Stanley Works	13,333	597,718
Terex Corp. *	17,061	876,424
Textron, Inc.	42,397	2,032,088
Thermo Fisher Scientific, Inc. *	71,139	3,964,576
Tyco Electronics, Ltd.	81,314	2,912,667
Tyco International, Ltd.	82,031	3,284,521
Union Pacific Corp.	87,901	6,636,526
United Parcel Service, Inc., Class B	173,652	10,674,388
United Technologies Corp.	165,546	10,214,188
Vulcan Materials Company (a)	18,616	1,112,864
Waste Management, Inc.	83,467	3,147,541
Waters Corp. *	17,028	1,098,306
		212,677,713

Technology - 11.67%
Adobe Systems, Inc. *	90,466	3,563,456
Advanced Micro Devices, Inc. * (a)	103,185	601,569
Affiliated Computer Services, Inc., Class A *	16,396	877,022
Agilent Technologies, Inc. *	61,256	2,177,038
Altera Corp.	50,996	1,055,617
Analog Devices, Inc.	49,351	1,567,881
Apple, Inc. *	149,968	25,110,642
Applied Materials, Inc.	230,567	4,401,524
Autodesk, Inc. *	38,095	1,287,992
Automatic Data Processing, Inc.	88,185	3,694,951
BMC Software, Inc. *	32,490	1,169,640

The accompanying notes are an integral part of the financial statements.

4

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology (continued)
Broadcom Corp., Class A *	76,081	$2,076,250
CA, Inc.	66,414	1,533,499
Citrix Systems, Inc. *	31,220	918,180
Cognizant Technology Solutions Corp., Class A *	49,140	1,597,541
Computer Sciences Corp. *	25,709	1,204,210
Compuware Corp. *	44,509	424,616
Dell, Inc. *	343,772	7,521,731
Electronic Arts, Inc. *	54,164	2,406,507
Electronic Data Systems Corp.	85,533	2,107,533
EMC Corp. *	351,646	5,165,680
Fiserv, Inc. *	27,898	1,265,732
Hewlett-Packard Company	419,510	18,546,537
IMS Health, Inc.	30,846	718,712
Intel Corp.	974,359	20,929,231
International Business Machines Corp.	233,635	27,692,757
Intuit, Inc. *	54,605	1,505,460
L-3 Communications Holdings, Inc.	20,865	1,896,003
Lexmark International, Inc. *	16,194	541,365
Linear Technology Corp.	37,740	1,229,192
LSI Logic Corp. *	108,433	665,779
MEMC Electronic Materials, Inc. *	38,758	2,385,167
Microchip Technology, Inc. (a)	31,461	960,819
Micron Technology, Inc. *	129,421	776,526
Microsoft Corp.	1,362,441	37,480,752
National Semiconductor Corp.	36,715	754,126
NetApp, Inc. *	58,435	1,265,702
Novell, Inc. *	60,195	354,549
Novellus Systems, Inc. *	16,987	359,955
NVIDIA Corp. *	94,271	1,764,753
Oracle Corp. *	674,749	14,169,729
Pitney Bowes, Inc.	35,310	1,204,071
QLogic Corp. *	22,550	329,004
Raytheon Company	71,955	4,049,627
SanDisk Corp. *	38,229	714,882
Sun Microsystems, Inc. *	132,985	1,446,877
Teradata Corp. *	30,568	707,344
Teradyne, Inc. *	29,186	323,089
Texas Instruments, Inc.	225,054	6,337,521
Total Systems Services, Inc.	33,741	749,725
Unisys Corp. *	60,600	239,370
Xerox Corp.	152,946	2,073,948
Xilinx, Inc.	47,504	1,199,476
		225,100,859

Utilities - 3.62%
AES Corp. *	114,278	2,195,280
Allegheny Energy, Inc.	28,583	1,432,294
Ameren Corp.	35,633	1,504,782
American Electric Power Company, Inc.	68,312	2,748,192
CenterPoint Energy, Inc.	55,839	896,216
CMS Energy Corp.	38,209	569,314
Consolidated Edison, Inc.	46,376	1,812,838
Constellation Energy Group, Inc.	30,343	2,491,160
Dominion Resources, Inc.	98,320	4,669,217
DTE Energy Company	27,752	1,177,795
Dynegy, Inc., Class A *	84,516	722,612

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Utilities (continued)
Edison International	55,422	$2,847,582
Entergy Corp.	32,576	3,924,757
Exelon Corp.	111,589	10,038,546
FirstEnergy Corp.	51,854	4,269,140
FPL Group, Inc.	69,423	4,552,760
Integrys Energy Group, Inc.	12,968	659,163
Nicor, Inc. (a)	7,659	326,197
NiSource, Inc.	46,644	835,860
Pepco Holdings, Inc.	34,258	878,718
PG&E Corp.	60,771	2,412,001
Pinnacle West Capital Corp.	17,118	526,721
PPL Corp.	63,455	3,316,793
Progress Energy, Inc.	44,452	1,859,427
Public Service Enterprise Group, Inc.	86,499	3,972,899
Sempra Energy	42,584	2,403,867
Teco Energy, Inc.	35,788	769,084
The Southern Company	130,506	4,557,270
Xcel Energy, Inc.	73,291	1,470,950
		69,841,435
TOTAL COMMON STOCKS (Cost $1,864,957,279)		$1,898,859,707

SHORT TERM INVESTMENTS - 2.36%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$14,651,451	$14,651,451
Lloyds Bank PLC 2.49% due 07/01/2008	30,776,000	30,776,000
TOTAL SHORT TERM INVESTMENTS (Cost $45,427,451)		$45,427,451
Total Investments (500 Index Trust) (Cost $1,910,384,730) - 100.80%		$1,944,287,158
Liabilities in Excess of Other Assets - (0.80)%		(15,413,897)
TOTAL NET ASSETS - 100.00%		$1,928,873,261

500 Index Trust B
	Shares or Principal Amount	Value
COMMON STOCKS - 99.08%
Basic Materials - 4.28%
Air Products & Chemicals, Inc.	18,569	$1,835,731
Alcoa, Inc.	71,846	2,559,155
Allegheny Technologies, Inc.	8,912	528,303
Ashland, Inc.	4,925	237,385
Biogen Idec, Inc. *	25,828	1,443,527
Dow Chemical Company	82,012	2,863,039
E.I. Du Pont de Nemours & Company	79,393	3,405,166
Eastman Chemical Company	6,720	462,739
Ecolab, Inc.	15,438	663,680
Eli Lilly & Company	87,190	4,024,690
Freeport-McMoRan Copper & Gold, Inc., Class B	33,779	3,958,561
Hercules, Inc.	9,983	169,012
International Flavors & Fragrances, Inc.	7,126	278,342

The accompanying notes are an integral part of the financial statements.

5

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Basic Materials (continued)
International Paper Company	37,626	$876,686
MeadWestvaco Corp.	15,292	364,561
Monsanto Company	48,371	6,116,029
Newmont Mining Corp.	40,020	2,087,443
Nucor Corp.	27,639	2,063,804
Plum Creek Timber Company, Inc.	15,054	642,956
PPG Industries, Inc.	14,464	829,800
Praxair, Inc.	27,600	2,601,024
Rohm & Haas Company	11,027	512,094
Sherwin-Williams Company	8,713	400,188
Sigma-Aldrich Corp.	11,382	613,035
Titanium Metals Corp. (a)	8,696	121,657
United States Steel Corp.	10,376	1,917,277
Weyerhaeuser Company	18,621	952,278
		42,528,162

Communications - 10.76%
Akamai Technologies, Inc. *	14,830	515,936
Amazon.com, Inc. *	27,244	1,997,803
American Tower Corp., Class A *	34,956	1,476,891
AT&T, Inc.	523,670	17,642,442
CBS Corp., Class B	60,028	1,169,946
CenturyTel, Inc.	9,295	330,809
Ciena Corp. *	7,947	184,132
Cisco Systems, Inc. *	520,685	12,111,133
Citizens Communications Company	28,580	324,097
Clear Channel Communications, Inc.	43,886	1,544,787
Comcast Corp., Class A	260,991	4,950,999
Corning, Inc.	138,820	3,199,801
DIRECTV Group, Inc. *	62,672	1,623,831
E.W. Scripps Company, Class A	7,876	327,169
eBay, Inc. *	97,436	2,662,926
Embarq Corp.	13,005	614,746
Expedia, Inc. *	18,338	337,052
Gannett Company, Inc.	20,213	438,016
Google, Inc., Class A *	20,487	10,784,767
IAC/InterActiveCorp. *	15,894	306,436
Interpublic Group of Companies, Inc. *	41,443	356,410
JDS Uniphase Corp. *	20,259	230,142
Juniper Networks, Inc. *	46,272	1,026,313
McGraw-Hill Companies, Inc.	28,321	1,136,238
Meredith Corp.	3,318	93,866
Monster Worldwide, Inc. *	11,042	227,576
Motorola, Inc.	198,787	1,459,097
News Corp., Class A	202,995	3,053,045
Nortel Networks Corp. *	666	5,474
Omnicom Group, Inc.	28,200	1,265,616
QUALCOMM, Inc.	142,680	6,330,712
Qwest Communications International, Inc.	134,116	527,076
Sprint Nextel Corp.	251,302	2,387,369
Symantec Corp. *	74,053	1,432,926
Tellabs, Inc. *	35,031	162,894
The New York Times Company, Class A (a)	12,647	194,637
The Washington Post Company, Class B	511	299,906
Time Warner, Inc.	315,413	4,668,112
VeriSign, Inc. *	17,162	648,724
Verizon Communications, Inc.	251,269	8,894,923

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications (continued)
Viacom, Inc., Class B *	55,776	$1,703,399
Walt Disney Company	167,933	5,239,510
Windstream Corp.	39,426	486,517
Yahoo!, Inc. *	121,273	2,505,500
		106,879,701

Consumer, Cyclical - 7.07%
Abercrombie & Fitch Company, Class A	7,661	480,192
AutoNation, Inc. *	11,876	118,998
AutoZone, Inc. *	3,782	457,660
Bed Bath & Beyond, Inc. *	22,823	641,326
Best Buy Company, Inc.	30,490	1,207,404
Big Lots, Inc. *	7,195	224,772
Carnival Corp.	38,499	1,268,927
Centex Corp.	10,765	143,928
Cintas Corp.	11,490	304,600
Coach, Inc. *	30,084	868,826
Costco Wholesale Corp.	38,189	2,678,577
CVS Caremark Corp.	125,948	4,983,762
D.R. Horton, Inc.	24,102	261,507
Darden Restaurants, Inc.	12,345	394,299
Dillard’s, Inc., Class A (a)	5,113	59,157
Family Dollar Stores, Inc.	12,361	246,478
Ford Motor Company * (a)	197,621	950,557
GameStop Corp., Class A *	14,254	575,862
General Motors Corp.	49,790	572,585
Genuine Parts Company	14,440	572,979
Goodyear Tire & Rubber Company *	21,126	376,677
Harley-Davidson, Inc.	20,851	756,057
Harman International Industries, Inc.	5,128	212,248
Hasbro, Inc.	12,220	436,498
Home Depot, Inc.	149,584	3,503,257
International Game Technology	27,290	681,704
J.C. Penney Company, Inc.	19,572	710,268
Johnson Controls, Inc.	52,307	1,500,165
Jones Apparel Group, Inc.	7,629	104,899
KB Home (a)	6,772	114,650
Kohl’s Corp. *	27,036	1,082,521
Lennar Corp., Class A	12,236	150,992
Limited Brands, Inc.	26,399	444,823
Liz Claiborne, Inc.	8,355	118,223
Lowe’s Companies, Inc.	129,024	2,677,248
Macy’s, Inc.	37,063	719,764
Marriott International, Inc., Class A	26,470	694,573
Mattel, Inc.	31,901	546,145
McDonald’s Corp.	99,915	5,617,221
Newell Rubbermaid, Inc.	24,338	408,635
NIKE, Inc., Class B	33,441	1,993,418
Nordstrom, Inc.	15,486	469,226
Office Depot, Inc. *	24,010	262,669
PACCAR, Inc.	32,186	1,346,340
Polo Ralph Lauren Corp., Class A	5,083	319,111
Pulte Homes, Inc.	18,801	181,054
RadioShack Corp.	11,531	141,485
Sears Holdings Corp. * (a)	6,167	454,261
Southwest Airlines Company	64,501	841,093
Staples, Inc.	61,889	1,469,864

The accompanying notes are an integral part of the financial statements.

6

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Starbucks Corp. *	64,246	$1,011,232
Starwood Hotels & Resorts Worldwide, Inc.	16,456	659,392
Target Corp.	68,621	3,190,190
The Gap, Inc.	39,564	659,532
The TJX Companies, Inc.	37,435	1,178,080
Tiffany & Company	11,104	452,488
VF Corp.	7,716	549,225
W.W. Grainger, Inc.	5,732	468,878
Walgreen Company	87,304	2,838,253
Wal-Mart Stores, Inc.	205,096	11,526,395
Wendy’s International, Inc.	7,688	209,267
Whirlpool Corp.	6,652	410,628
Wyndham Worldwide Corp.	15,571	278,877
Yum! Brands, Inc.	41,757	1,465,253
		70,245,175

Consumer, Non-cyclical - 19.73%
Abbott Laboratories	136,034	7,205,721
Allergan, Inc.	27,106	1,410,867
Altria Group, Inc.	184,605	3,795,479
AmerisourceBergen Corp.	14,193	567,578
Amgen, Inc. *	95,963	4,525,615
Anheuser-Busch Companies, Inc.	62,854	3,904,490
Apollo Group, Inc., Class A *	12,163	538,334
Archer-Daniels-Midland Company	56,759	1,915,616
Avery Dennison Corp.	9,366	411,448
Avon Products, Inc.	37,617	1,354,964
Barr Pharmaceuticals, Inc. *	9,492	427,899
Baxter International, Inc.	55,300	3,535,882
Becton, Dickinson & Company	21,513	1,749,007
Boston Scientific Corp. *	118,699	1,458,811
Bristol-Myers Squibb Company	174,492	3,582,321
Brown Forman Corp., Class B	7,419	560,654
C.R. Bard, Inc.	8,751	769,650
Campbell Soup Company	18,994	635,539
Cardinal Health, Inc.	31,456	1,622,500
Celgene Corp. *	38,419	2,453,822
Clorox Company	12,150	634,230
Coca-Cola Enterprises, Inc.	25,294	437,586
Colgate-Palmolive Company	44,761	3,092,985
ConAgra Foods, Inc.	42,982	828,693
Constellation Brands, Inc., Class A *	17,223	342,049
Convergys Corp. *	10,891	161,840
Coventry Health Care, Inc. *	13,369	406,685
Covidien, Ltd.	44,035	2,108,836
Dean Foods Company *	13,313	261,201
Equifax, Inc.	11,403	383,369
Estee Lauder Companies, Inc., Class A	10,082	468,309
Express Scripts, Inc. *	22,137	1,388,433
Forest Laboratories, Inc. *	26,863	933,221
Fortune Brands, Inc.	13,550	845,655
General Mills, Inc.	29,532	1,794,660
Genzyme Corp. *	23,540	1,695,351
Gilead Sciences, Inc. *	81,311	4,305,417
H & R Block, Inc.	28,619	612,447
H.J. Heinz Company	27,779	1,329,225
Hershey Company	14,796	485,013

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Hospira, Inc. *	14,023	$562,462
Intuitive Surgical, Inc. *	3,412	919,193
Johnson & Johnson	248,410	15,982,699
Kellogg Company	22,372	1,074,303
Kimberly-Clark Corp.	36,883	2,204,866
King Pharmaceuticals, Inc. *	21,642	226,592
Kraft Foods, Inc., Class A	133,631	3,801,802
Laboratory Corp. of America Holdings *	9,811	683,140
Lorillard, Inc. *	15,330	1,060,223
McCormick & Company, Inc.	11,256	401,389
McKesson Corp.	24,441	1,366,496
Medco Health Solutions, Inc. *	44,659	2,107,905
Medtronic, Inc.	98,989	5,122,681
Merck & Company, Inc.	189,206	7,131,174
Millipore Corp. *	4,841	328,510
Molson Coors Brewing Company, Class B	12,336	670,215
Moody’s Corp. (a)	17,902	616,545
Mylan, Inc. * (a)	26,773	323,150
Patterson Companies, Inc. *	11,377	334,370
Paychex, Inc.	28,270	884,286
Pepsi Bottling Group, Inc.	11,933	333,169
PepsiCo, Inc.	139,806	8,890,264
Pfizer, Inc.	596,319	10,417,693
Philip Morris International, Inc.	185,926	9,182,885
Procter & Gamble Company	269,106	16,364,336
Quest Diagnostics, Inc.	13,910	674,218
R.R. Donnelley & Sons Company	18,713	555,589
Reynolds American, Inc. (a)	15,098	704,624
Robert Half International, Inc.	13,971	334,885
Safeway, Inc.	38,608	1,102,258
Sara Lee Corp.	62,258	762,660
Schering-Plough Corp.	142,920	2,814,095
St. Jude Medical, Inc. *	29,869	1,221,045
Stryker Corp.	21,053	1,323,813
SUPERVALU, Inc.	18,712	578,014
Sysco Corp.	52,943	1,456,462
Tenet Healthcare Corp. *	42,233	234,815
The Coca-Cola Company	176,080	9,152,638
The Kroger Company	58,317	1,683,612
Tyson Foods, Inc., Class A	24,081	359,770
UnitedHealth Group, Inc.	108,304	2,842,980
UST, Inc.	13,031	711,623
Varian Medical Systems, Inc. *	11,055	573,202
Watson Pharmaceuticals, Inc. *	9,206	250,127
WellPoint, Inc. *	46,380	2,210,471
Western Union Company	65,225	1,612,362
Whole Foods Market, Inc.	12,359	292,785
William Wrigley, Jr. Company	18,924	1,471,909
Wyeth	117,527	5,636,595
Zimmer Holdings, Inc. *	20,405	1,388,560
		195,880,862

Diversified - 0.07%
Leucadia National Corp.	15,589	731,748

Energy - 16.38%
Anadarko Petroleum Corp.	41,263	3,088,123

The accompanying notes are an integral part of the financial statements.

7

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Energy (continued)
Apache Corp.	29,404	$4,087,156
Baker Hughes, Inc.	27,150	2,371,281
BJ Services Company	25,903	827,342
Cabot Oil & Gas Corp.	8,618	583,697
Cameron International Corp. *	19,098	1,057,074
Chesapeake Energy Corp.	42,394	2,796,308
Chevron Corp.	182,318	18,073,183
ConocoPhillips	135,959	12,833,170
CONSOL Energy, Inc.	16,110	1,810,281
Devon Energy Corp.	39,327	4,725,532
Duke Energy Corp.	111,470	1,937,349
El Paso Corp.	61,907	1,345,858
ENSCO International, Inc.	12,723	1,027,255
EOG Resources, Inc.	21,887	2,871,574
Exxon Mobil Corp.	465,732	41,044,961
Halliburton Company	76,896	4,080,871
Hess Corp.	24,767	3,125,348
Marathon Oil Corp.	62,402	3,236,792
Massey Energy Company	7,095	665,156
Murphy Oil Corp.	16,746	1,641,945
Nabors Industries, Ltd. *	24,814	1,221,593
National Oilwell Varco, Inc. *	36,596	3,246,797
Noble Corp.	23,690	1,538,902
Noble Energy, Inc.	15,180	1,526,501
Occidental Petroleum Corp.	72,353	6,501,641
Peabody Energy Corp.	23,932	2,107,213
Questar Corp.	15,275	1,085,136
Range Resources Corp.	13,620	892,655
Rowan Companies, Inc.	9,926	464,041
Schlumberger, Ltd.	105,165	11,297,876
Smith International, Inc.	17,708	1,472,243
Southwestern Energy Company *	30,142	1,435,061
Spectra Energy Corp.	55,792	1,603,462
Sunoco, Inc.	10,344	420,897
Tesoro Corp. (a)	12,104	239,296
Transocean, Inc. *	28,107	4,283,226
Valero Energy Corp.	46,585	1,918,370
Weatherford International, Ltd. *	59,902	2,970,540
Williams Companies, Inc.	51,513	2,076,489
XTO Energy, Inc.	45,017	3,084,115
		162,616,310

Financial - 14.30%
ACE, Ltd.	29,344	1,616,561
Aetna, Inc.	42,733	1,731,968
AFLAC, Inc.	41,899	2,631,257
Allstate Corp.	48,548	2,213,303
American Capital Strategies, Ltd. (a)	17,884	425,103
American Express Company	102,108	3,846,408
American International Group, Inc.	237,002	6,271,073
Ameriprise Financial, Inc.	19,582	796,400
Aon Corp.	26,331	1,209,646
Apartment Investment & Management Company, Class A, REIT	7,910	269,415
Assurant, Inc.	8,415	555,053
Avalon Bay Communities, Inc., REIT	6,785	604,951
Bank of America Corp.	392,491	9,368,760

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Bank of New York Mellon Corp.	100,822	$3,814,096
BB&T Corp. (a)	48,202	1,097,560
Boston Properties, Inc., REIT	10,551	951,911
Capital One Financial Corp.	33,072	1,257,067
CB Richard Ellis Group, Inc. *	15,285	293,472
Charles Schwab Corp.	81,854	1,681,281
Chubb Corp.	32,216	1,578,906
CIGNA Corp.	24,752	875,973
Cincinnati Financial Corp.	14,382	365,303
CIT Group, Inc. (a)	24,911	169,644
Citigroup, Inc.	479,876	8,042,722
CME Group, Inc.	4,805	1,841,228
Comerica, Inc.	13,239	339,316
Countrywide Financial Corp. (a)	51,086	217,115
Developers Diversified Realty Corp., REIT	10,507	364,698
Discover Financial Services	42,144	555,036
E*TRADE Financial Corp. *	41,698	130,932
Equity Residential, REIT	23,843	912,472
Federal Home Loan Mortgage Corp.	57,005	934,882
Federal National Mortgage Association	93,815	1,830,331
Federated Investors, Inc., Class B	7,607	261,833
Fidelity National Information Services, Inc.	15,135	558,633
Fifth Third Bancorp	50,663	515,749
First Horizon National Corp.	16,464	122,327
Franklin Resources, Inc.	13,751	1,260,279
General Growth Properties, Inc., REIT	23,578	825,937
Genworth Financial, Inc., Class A	38,055	677,760
Goldman Sachs Group, Inc.	34,754	6,078,475
Hartford Financial Services Group, Inc.	27,740	1,791,172
HCP, Inc., REIT	20,705	658,626
Host Hotels & Resorts, Inc., REIT	46,050	628,582
Hudson City Bancorp, Inc.	45,759	763,260
Humana, Inc. *	14,915	593,170
Huntington BancShares, Inc.	32,215	185,881
IntercontinentalExchange, Inc. *	6,220	709,080
Janus Capital Group, Inc.	12,914	341,834
JP Morgan Chase & Company	304,372	10,443,016
KeyCorp	42,797	469,911
Kimco Realty Corp., REIT	22,363	771,971
Legg Mason, Inc.	12,440	542,011
Lehman Brothers Holdings, Inc.	61,406	1,216,453
Lincoln National Corp.	22,856	1,035,834
Loews Corp.	31,914	1,496,767
M&T Bank Corp.	6,773	477,767
Marsh & McLennan Companies, Inc.	45,093	1,197,219
Marshall & Ilsley Corp.	22,846	350,229
MBIA, Inc.	18,486	81,153
Merrill Lynch & Company, Inc.	86,852	2,754,077
MetLife, Inc.	62,610	3,303,930
MGIC Investment Corp.	11,024	67,357
Morgan Stanley	97,591	3,520,107
National City Corp. (a)	67,018	319,676
Northern Trust Corp.	16,882	1,157,599
NYSE Euronext	23,358	1,183,316
PNC Financial Services Group, Inc.	30,485	1,740,693
Principal Financial Group, Inc.	22,821	957,797

The accompanying notes are an integral part of the financial statements.

8

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Progressive Corp.	59,669	$1,117,004
ProLogis, REIT	23,108	1,255,920
Prudential Financial, Inc.	38,431	2,295,868
Public Storage, Inc., REIT	10,884	879,318
Regions Financial Corp.	61,244	668,172
SAFECO Corp.	7,925	532,243
Simon Property Group, Inc., REIT	19,811	1,780,811
SLM Corp. *	41,150	796,252
Sovereign Bancorp, Inc. (a)	42,047	309,466
State Street Corp.	37,605	2,406,344
SunTrust Banks, Inc.	31,032	1,123,979
T. Rowe Price Group, Inc.	22,891	1,292,655
The Travelers Companies, Inc.	53,302	2,313,307
Torchmark Corp.	7,916	464,273
U.S. Bancorp	153,422	4,278,940
Unum Group	30,517	624,073
Vornado Realty Trust, REIT	11,914	1,048,432
Wachovia Corp.	188,432	2,926,349
Washington Mutual, Inc.	93,018	458,579
Wells Fargo & Company	291,110	6,913,862
XL Capital, Ltd., Class A	15,781	324,457
Zions Bancorp	9,424	296,762
		141,960,390

Industrial - 11.10%
3M Company	62,080	4,320,147
Allied Waste Industries, Inc. *	29,659	374,297
Applied Biosystems, Inc. *	14,867	497,747
Ball Corp.	8,619	411,471
Bemis Company, Inc.	8,763	196,466
Black & Decker Corp.	5,359	308,196
Boeing Company	66,237	4,353,096
Burlington Northern Santa Fe Corp.	25,843	2,581,457
C.H. Robinson Worldwide, Inc.	15,072	826,548
Caterpillar, Inc.	54,189	4,000,232
Cooper Industries, Ltd., Class A	15,338	605,851
CSX Corp.	35,689	2,241,626
Cummins, Inc.	17,904	1,173,070
Danaher Corp.	22,455	1,735,772
Deere & Company	37,986	2,739,930
Dover Corp.	16,692	807,392
Eastman Kodak Company (a)	25,346	365,743
Eaton Corp.	14,509	1,232,830
Emerson Electric Company	68,821	3,403,198
Expeditors International of Washington, Inc.	18,801	808,443
FedEx Corp.	27,331	2,153,409
Fluor Corp.	7,819	1,454,960
General Dynamics Corp.	35,125	2,957,525
General Electric Company	878,578	23,449,247
Goodrich Corp.	11,002	522,155
Honeywell International, Inc.	65,362	3,286,401
Illinois Tool Works, Inc.	35,021	1,663,848
Ingersoll-Rand Company, Ltd., Class A	28,012	1,048,481
ITT Corp.	16,015	1,014,230
Jabil Circuit, Inc.	18,437	302,551
Jacobs Engineering Group, Inc. *	10,737	866,476
KLA-Tencor Corp.	14,990	610,243

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Industrial (continued)
Leggett & Platt, Inc.	14,742	$247,223
Lockheed Martin Corp.	29,774	2,937,503
Manitowoc Company, Inc.	11,423	371,590
Masco Corp.	31,882	501,504
Molex, Inc.	12,271	299,535
Norfolk Southern Corp.	33,102	2,074,502
Northrop Grumman Corp.	30,151	2,017,102
Pactiv Corp. *	11,470	243,508
Pall Corp.	10,566	419,259
Parker-Hannifin Corp.	14,785	1,054,466
PerkinElmer, Inc.	10,436	290,643
Precision Castparts Corp.	12,278	1,183,231
Rockwell Automation, Inc.	12,935	565,648
Rockwell Collins, Inc.	14,169	679,545
Ryder Systems, Inc.	5,068	349,084
Sealed Air Corp.	14,116	268,345
Snap-on, Inc.	5,075	263,951
Stanley Works	6,885	308,655
Terex Corp. *	8,841	454,162
Textron, Inc.	21,969	1,052,974
Thermo Fisher Scientific, Inc. *	36,863	2,054,375
Tyco Electronics, Ltd.	42,135	1,509,276
Tyco International, Ltd.	42,507	1,701,980
Union Pacific Corp.	45,549	3,438,950
United Parcel Service, Inc., Class B	89,984	5,531,316
United Technologies Corp.	85,783	5,292,811
Vulcan Materials Company (a)	9,647	576,698
Waste Management, Inc.	43,251	1,630,995
Waters Corp. *	8,824	569,148
		110,201,017

Technology - 11.75%
Adobe Systems, Inc. *	46,878	1,846,524
Advanced Micro Devices, Inc. * (a)	53,264	310,529
Affiliated Computer Services, Inc., Class A *	8,496	454,451
Agilent Technologies, Inc. *	31,742	1,128,111
Altera Corp.	26,425	546,998
Analog Devices, Inc.	25,573	812,454
Apple, Inc. *	77,711	13,011,930
Applied Materials, Inc.	119,476	2,280,797
Autodesk, Inc. *	19,740	667,409
Automatic Data Processing, Inc.	45,696	1,914,662
BMC Software, Inc. *	16,836	606,096
Broadcom Corp., Class A *	39,424	1,075,881
CA, Inc.	34,415	794,642
Citrix Systems, Inc. *	16,178	475,795
Cognizant Technology Solutions Corp., Class A *	25,464	827,835
Computer Sciences Corp. *	13,322	624,003
Compuware Corp. *	23,064	220,031
Dell, Inc. *	178,137	3,897,638
Electronic Arts, Inc. *	28,067	1,247,017
Electronic Data Systems Corp.	44,322	1,092,094
EMC Corp. *	182,217	2,676,768
Fiserv, Inc. *	14,462	656,141
Hewlett-Packard Company	217,383	9,610,502
IMS Health, Inc.	15,984	372,427

The accompanying notes are an integral part of the financial statements.

9

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology (continued)
Intel Corp.	504,895	$10,845,145
International Business Machines Corp.	121,065	14,349,834
Intuit, Inc. *	28,295	780,093
L-3 Communications Holdings, Inc.	10,812	982,486
Lexmark International, Inc. *	8,352	279,207
Linear Technology Corp.	19,556	636,939
LSI Logic Corp. *	56,188	344,994
MEMC Electronic Materials, Inc. *	20,091	1,236,400
Microchip Technology, Inc.	16,303	497,894
Micron Technology, Inc. *	66,886	401,316
Microsoft Corp.	705,992	19,421,840
National Semiconductor Corp.	19,025	390,774
NetApp, Inc. *	30,216	654,479
Novell, Inc. *	30,972	182,425
Novellus Systems, Inc. *	8,802	186,514
NVIDIA Corp. *	48,868	914,809
Oracle Corp. *	349,643	7,342,503
Pitney Bowes, Inc.	18,297	623,928
QLogic Corp. *	11,816	172,395
Raytheon Company	37,286	2,098,456
SanDisk Corp. *	19,810	370,447
Sun Microsystems, Inc. *	68,910	749,741
Teradata Corp. *	15,796	365,519
Teradyne, Inc. *	15,124	167,423
Texas Instruments, Inc.	116,593	3,283,259
Total Systems Services, Inc.	17,490	388,628
Unisys Corp. *	31,116	122,908
Xerox Corp.	79,254	1,074,684
Xilinx, Inc.	24,616	621,554
		116,637,329

Utilities - 3.64%
AES Corp. *	59,217	1,137,559
Allegheny Energy, Inc.	14,811	742,179
Ameren Corp.	18,464	779,735
American Electric Power Company, Inc.	35,398	1,424,062
CenterPoint Energy, Inc.	28,935	464,407
CMS Energy Corp.	19,807	295,124
Consolidated Edison, Inc.	24,031	939,372
Constellation Energy Group, Inc.	15,723	1,290,858
Dominion Resources, Inc.	50,948	2,419,521
DTE Energy Company	14,357	609,311
Dynegy, Inc., Class A *	43,617	372,925
Edison International	28,719	1,475,582
Entergy Corp.	16,880	2,033,702
Exelon Corp.	57,823	5,201,757
FirstEnergy Corp.	26,870	2,212,207
FPL Group, Inc.	35,974	2,359,175
Integrys Energy Group, Inc.	6,722	341,679
Nicor, Inc. (a)	3,970	169,082
NiSource, Inc.	24,115	432,141
Pepco Holdings, Inc.	17,690	453,749
PG&E Corp.	31,491	1,249,878
Pinnacle West Capital Corp.	8,840	272,007
PPL Corp.	32,881	1,718,690
Progress Energy, Inc.	23,034	963,512
Public Service Enterprise Group, Inc.	44,822	2,058,674

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Sempra Energy	22,066	$1,245,626
Teco Energy, Inc.	18,552	398,682
The Southern Company	67,626	2,361,500
Xcel Energy, Inc.	37,978	762,218
		36,184,914
TOTAL COMMON STOCKS (Cost $922,289,228)		$983,865,608

SHORT TERM INVESTMENTS - 1.09%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$5,708,699	$5,708,699
Rabobank USA Financial Corp. 2.24% due 07/01/2008	5,064,000	5,064,000
TOTAL SHORT TERM INVESTMENTS (Cost $10,772,699)		$10,772,699
Total Investments (500 Index Trust B) (Cost $933,061,927) - 100.17%		$994,638,307
Liabilities in Excess of Other Assets - (0.17)%		(1,666,482)
TOTAL NET ASSETS - 100.00%		$992,971,825

Index Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST
Total Bond Market A (Declaration) (c)(g)	8,773,588	$114,232,115
International Equity Index A (SSgA) (g)	2,770,856	55,306,294
500 Index (MFC Global U.S.A.) (c)(g)	11,758,332	128,518,573
Mid Cap Index (MFC Global U.S.A.) (c)(g)	2,246,577	36,506,878
Small Cap Index (MFC Global U.S.A.) (c)(g)	2,854,981	36,286,811
TOTAL INVESTMENT COMPANIES (Cost $398,730,732)		$370,850,671
Total Investments (Index Allocation Trust) (Cost $398,730,732) - 100.01%		$370,850,671
Liabilities in Excess of Other Assets - (0.01)%		(22,877)
TOTAL NET ASSETS - 100.00%		$370,827,794

International Equity Index Trust A
	Shares or Principal Amount	Value
COMMON STOCKS - 93.50%

Argentina - 0.02%
Petrobras Energia Participaciones SA, ADR, B Shares (a)	2,575	$30,900
Siderar SA, Class A Shares, ADR *	295	23,175
Telecom Argentina SA, ADR, B Shares *	2,234	31,835
Transportadora de Gas del Sur SA, ADR	410	1,447
		87,357

Australia - 4.85%
AGL Energy, Ltd.	8,474	116,167

The accompanying notes are an integral part of the financial statements.

10

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Australia (continued)
Alumina, Ltd.	22,707	$103,181
Amcor, Ltd.	19,309	93,478
AMP, Ltd.	38,741	248,460
Aristocrat Leisure, Ltd.	6,580	40,497
Asciano Group	10,671	35,497
Australia and New Zealand Banking Group, Ltd.	39,090	701,506
Australian Stock Exchange, Ltd. (a)	3,546	106,740
Axa Asia Pacific Holdings, Ltd.	18,030	80,891
Babcock & Brown, Ltd. (a)	4,585	32,966
Bendigo Bank, Ltd.	5,384	56,414
BHP Billiton, Ltd.	67,446	2,825,514
Billabong International, Ltd. (a)	2,888	29,901
Bluescope Steel, Ltd.	15,281	166,121
Boart Longyear Group	24,450	52,269
Boral, Ltd. (a)	11,665	63,182
Brambles, Ltd.	29,743	248,920
Caltex Australia, Ltd. (a)	2,411	30,186
Centro Properties Group, Ltd. * (a)	16,982	3,989
Centro Retail Group	26,756	8,080
CFS Gandel Retail Trust	26,244	46,544
CFS Retail Property Trust, REIT	661	1,337
Coca-Cola Amatil, Ltd.	11,234	75,494
Cochlear, Ltd. (a)	1,057	44,230
Commonwealth Bank of Australia, Ltd.	26,974	1,038,741
Computershare, Ltd.	10,486	92,583
Crown, Ltd. (a)	9,455	84,205
CSL, Ltd.	11,208	383,580
CSR, Ltd.	17,410	40,892
Dexus Property Group, REIT	57,327	75,840
Fortescue Metals Group, Ltd. *	26,510	302,424
Foster’s Group, Ltd. (a)	40,286	195,804
General Property Trust, Ltd.	46,071	98,048
Goodman Fielder, Ltd.	33,499	45,120
Harvey Norman Holding, Ltd.	9,728	28,817
Incitec Pivot, Ltd.	1,089	193,134
James Hardie Industries, Ltd.	10,195	41,439
John Fairfax Holdings, Ltd.	24,503	68,825
Leighton Holdings, Ltd. (a)	2,844	138,637
Lend Lease Corp.	7,570	69,304
Lion Nathan, Ltd.	6,140	50,326
Macquarie Airports, Ltd. (a)	15,045	29,711
Macquarie Goodman Group, Ltd. (a)	30,673	90,860
Macquarie Group, Ltd. (a)	5,996	279,609
Macquarie Infrastructure Group, Ltd. (a)	58,092	129,201
Macquarie Office Trust	40,263	30,107
Metcash, Ltd.	15,370	54,517
Mirvac Group, Ltd.	22,399	63,559
National Australia Bank, Ltd.	33,546	852,210
Newcrest Mining, Ltd.	9,189	258,105
NRMA Insurance Group, Ltd.	39,339	130,862
OneSteel, Ltd. (a)	16,360	116,685
Orica, Ltd.	6,554	184,081
Origin Energy, Ltd.	18,705	289,056
Oxiana, Ltd. (a)	26,657	67,209
Oxiana, Ltd. *	31,229	78,136

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Australia (continued)
Paladin Resources, Ltd. *	10,985	$67,502
Perpetual Trust of Australia, Ltd. (a)	768	31,489
Qantas Airways, Ltd.	20,299	59,157
QBE Insurance Group, Ltd.	18,067	387,966
Rio Tinto, Ltd.	5,827	756,910
Santos, Ltd.	12,903	265,325
Sims Group, Ltd. (a)	3,497	139,761
Sonic Healthcare, Ltd.	5,964	83,188
St. George Bank, Ltd.	11,206	291,233
Stockland Company, Ltd. (a)	30,227	156,187
Suncorp-Metway, Ltd.	19,138	239,240
TABCORP Holdings, Ltd.	10,926	102,752
Tattersall’s, Ltd.	22,055	49,686
Telstra Corp., Ltd. (a)	115,598	469,868
Toll Holdings, Ltd.	10,956	63,228
Transurban Group, Ltd. * (a)	23,614	95,757
Wesfarmers, Ltd., Price Protected Shares	3,304	119,188
Wesfarmers, Ltd. (a)	13,262	474,218
Westfield Group *	1,077	16,643
Westfield Group (a)	35,345	551,623
Westpac Banking Corp., Ltd.	39,815	763,382
Woodside Petroleum, Ltd.	10,154	657,054
Woolworths, Ltd. (a)	25,500	597,694
WorleyParsons, Ltd.	3,172	115,126
		17,367,368

Austria - 0.48%
Andritz AG	815	51,391
Erste Bank der Oesterreichischen Sparkassen AG	4,099	255,178
Immoeast Immobilien Anlagen AG *	8,307	73,635
Immofinanz Immobilien Anlage AG	9,149	94,350
Meinl European Land, Ltd. *	5,977	67,285
Oesterreichische Elektrizitaets AG, Class A	1,764	158,086
OMV AG	3,567	280,017
Raiffeisen International Bank Holding AG	1,180	150,802
Strabag SE (a)	1,031	80,351
Telekom Austria AG	7,697	166,994
Voestalpine AG (a)	2,545	208,964
Wiener Staedtische Allgemeine Versicherung AG	986	65,108
Wienerberger Baustoffindustrie AG	1,589	66,723
		1,718,884

Belgium - 0.72%
Belgacom SA	3,564	153,751
Colruyt SA	354	93,535
Compagnie Nationale A Portefeuille, ADR	400	30,041
Delhaize Group	2,081	140,068
Dexia SA	11,000	175,961
Fortis Group SA	43,259	691,989
Fortis, Strip VVPR *	16,796	264
Groupe Bruxelles Lambert SA	1,704	202,851
Inbev NV	3,853	267,405
KBC Ancora, ADR	318	27,787
KBC Bancassurance Holding NV	3,210	356,458
Mobistar SA *	641	51,925
Solvay SA (a)	1,338	175,039

The accompanying notes are an integral part of the financial statements.

11

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Belgium (continued)
UCB SA	2,258	$83,563
Umicore	2,620	129,527
		2,580,164

Bermuda - 0.06%
Central European Media Enterprises, Ltd. *	544	49,486
SeaDrill, Ltd., GDR	5,693	174,092
		223,578

Brazil - 1.76%
All America Latina Logistica SA	7,900	101,664
Aracruz Celulose SA, SADR	316	23,191
B2W Companhia Global Do Varejo	1,097	40,161
Banco Bradesco SA, ADR (a)	6,493	132,847
Banco do Brasil SA	7,400	120,710
BM&F (Bolsa de Mercadorias e Futuros)	7,024	60,246
Bovespa Holding SA	5,837	72,457
Brasil Telecom Participacoes SA, ADR	340	24,946
Brasil Telecom Participacoes SA	1,300	42,979
Braskem SA, SADR (a)	862	13,680
Centrais Eletricas Brasileiras SA, ADR, B Shares * (a)	778	12,801
Centrais Eletricas Brasileiras SA, ADR *	1,295	24,044
Centrais Eletricas Brasileiras SA *	3,000	55,393
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR *	171	7,261
Cia de Bebidas das Americas *	20	1,538
Cia de Concessoes Rodoviarias, ADR	2,700	53,373
Cia de Saneamento Basico do Estado de Sao Paulo *	2,160	55,243
Cia Energetica de Minas Gerais, ADR	2,150	52,782
Cia Vale do Rio Doce	23,400	837,852
Companhia Siderurgica Nacional SA, ADR (a)	2,592	115,111
Companhia Siderurgica Nacional SA	5,100	227,402
Companhia Vale Do Rio Doce, ADR *	5,706	204,389
Companhia Vale Do Rio Doce, SADR *	8,423	251,342
Cosan SA Industria e Comercio	2,380	41,124
CPFL Energia SA	2,300	52,080
Cyrela Brazil Realty SA	4,000	55,243
EDP- Energias do Brasil SA	900	17,909
Empresa Brasileira de Aeronautica SA	7,300	48,588
Empresa Brasileira de Aeronautica SA, ADR	397	10,520
Gafisa SA	1,828	31,540
Gerdau SA, SADR	3,418	82,066
Gerdau SA	4,179	81,359
Global Village Telecom Holding SA *	1,408	34,254
Investimentos Itau SA	169	1,082
JBS SA	5,389	27,229
JBS SA *	1,832	9,371
Localiza Rent A CAR	2,689	29,690
Lojas Renner SA	2,700	53,693
MMX Mineracao e Metalicos SA *	2,460	75,959
MRV Engenharia e Participacoes SA	1,257	27,836
Natura Cosmeticos SA	2,000	20,585
Perdigao SA *	2,128	57,358
Petroleo Brasileiro SA, ADR	5,976	423,280
Petroleo Brasileiro SA, SADR	8,438	488,982
Petroleo Brasileiro SA	37,000	1,302,882

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Brazil (continued)
Redecard SA	6,047	$116,896
Souza Cruz SA	1,500	42,761
Tele Norte Leste Participacoes SA, ADR	1,336	33,280
Tele Norte Leste Participacoes SA	1,200	34,643
Tractebel Energia SA	2,800	41,744
Ultrapar Participacoes SA	1,800	69,155
Unibanco - Uniao de Bancos Brasileiros SA *	19,000	242,256
Unibanco - Uniao De Bancos Brasileiros SA, ADR *	473	60,038
Usinas Siderurgicas de Minas Gerais SA, SADR	1,323	65,605
Usinas Siderurgicas de Minas Gerais SA	1,200	56,665
Votorantim Celulose & Papel SA, SADR *	467	12,474
Weg SA	2,800	35,159
		6,314,718

Canada - 6.98%
Addax Petroleum Corp., ADR	1,100	53,118
Agnico-Eagle Mines, Ltd.	2,887	216,560
Agrium, Inc.	3,139	338,465
Alimentation Couche Tard, Inc., ADR	3,000	40,247
ARC Energy Trust, ADR	2,000	66,588
Astral Media, Inc.	1,300	40,835
Bank Nova Scotia Halifax	20,352	931,478
Bank of Montreal	9,891	412,246
Barrick Gold Corp.	18,110	827,799
BCE, Inc.	5,338	186,100
Biovail Corp.	2,850	27,754
Bombardier, Inc. * (a)	29,062	211,189
Brookfield Asset Management, Inc.	10,248	332,655
Brookfield Properties Corp.	3,890	69,888
CAE, Inc.	5,184	58,566
Cameco Corp.	6,834	293,546
Canadian Imperial Bank of Commerce	7,770	427,476
Canadian National Railway Company	9,902	475,630
Canadian Natural Resources, Ltd.	11,108	1,098,490
Canadian Oil Sands Trust, ADR	5,000	269,687
Canadian Pacific Railway, Ltd.	3,226	214,181
Canadian Tire Corp., Ltd. (a)	1,746	90,579
Canadian Utilities, Ltd. (a)	1,000	43,170
Canfor Corp. *	100	748
CGI Group, Inc. *	6,224	62,014
CI Financial Income Fund	967	20,863
Eldorado Gold Corp. *	6,100	51,985
Enbridge, Inc.	7,024	303,499
EnCana Corp.	15,236	1,394,952
Enerplus Resources Fund	3,500	161,940
Ensign Energy Services, Inc.	2,700	58,835
Fairfax Financial Holdings, Ltd.	341	87,282
Finning International, Inc.	3,962	99,079
First Quantum Minerals, Ltd., ADR	1,400	96,587
Fording Canadian Coal Trust	2,900	277,287
Fortis, Inc. (a)	3,200	85,233
George Weston, Ltd.	1,064	49,178
Gerdau Ameristeel Corp.	3,800	73,451
Gildan Activewear, Inc. *	2,200	56,548
Goldcorp, Inc.	14,728	678,987

The accompanying notes are an integral part of the financial statements.

12

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Canada (continued)
Great-West Lifeco, Inc. (a)	5,124	$146,529
Harvest Energy Trust	2,400	58,252
Husky Energy, Inc. (a)	5,448	260,833
IGM Financial, Inc. (a)	2,304	95,486
Imperial Oil, Ltd.	6,327	348,460
ING Canada, Inc., ADR	200	6,973
Inmet Mining Corp.	800	53,098
Ivanhoe Mines, Ltd. *	4,600	49,848
Jazz Air Income Fund, ADR *	350	1,943
Kinross Gold Corp.	11,381	268,983
Loblaw Companies, Ltd. (a)	2,063	61,524
Lundin Mining Corp. *	6,800	41,479
Magna International, Inc.	1,857	110,506
Manulife Financial Corp. (c)	30,176	1,055,287
MDS, Inc. *	2,609	42,396
Methanex Corp.	2,133	60,285
Metro, Inc.	700	16,640
National Bank of Canada	3,132	155,540
Nexen, Inc.	10,036	400,180
Niko Resources, Ltd.	900	86,267
Nortel Networks Corp. *	8,076	66,132
Nova Chemicals Corp.	1,651	40,640
Onex Corp.	2,168	63,847
OPTI Canada, Inc. *	3,300	74,757
Pan American Silver Corp. *	1,500	51,574
Penn West Energy Trust	7,197	243,358
Petro-Canada	9,708	543,713
Potash Corp. of Saskatchewan, Inc.	6,489	1,505,445
Power Corp. of Canada	7,183	219,921
Power Financial Corp. (a)	4,678	152,126
Precision Drilling Trust, ADR	1,300	35,059
Provident Energy Trust	3,900	44,901
QLT, Inc. *	300	1,012
Research In Motion, Ltd. *	10,400	1,220,728
RioCan Real Estate Investment Trust	2,100	40,900
Ritchie Bros. Auctioneers, Inc.	1,500	40,497
Rogers Communications, Inc., Class B	10,358	401,846
Royal Bank of Canada	26,024	1,169,638
Saputo, Inc.	3,000	85,731
Shaw Communications, Inc.	7,098	144,925
Sherritt International Corp., ADR	4,800	72,257
Shoppers Drug Mart Corp.	3,944	216,172
Silver Wheaton Corp *	4,500	66,196
Sino-Forest Corp. *	2,700	47,290
SNC-Lavalin Group, Inc.	2,787	153,111
Sun Life Financial, Inc.	11,248	462,738
Suncor Energy, Inc.	19,096	1,108,643
Talisman Energy, Inc.	20,474	453,372
Teck Cominco, Ltd.	8,688	418,936
Telus Corp. - Non Voting Shares	3,156	128,413
Telus Corp.	1,205	50,660
Thomson Corp.	4,202	135,575
Toronto Dominion Bank Ontario	16,100	1,014,441
TransAlta Corp.	4,379	158,292
Trans-Canada Corp.	10,550	408,674
Trican Well Service, Ltd. *	2,300	57,179

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Canada (continued)
Uranium One, Inc. *	3,900	$18,358
Yamana Gold, Inc.	12,006	199,688
Yellow Pages Income Fund (a)	5,400	46,867
		24,968,836

Chile - 0.22%
Banco Santander Chile SA, ADR	1,794	77,160
Cia Cervecerias Unidas SA, ADR	1,131	32,980
Compania de Telecomunicaciones de Chile SA, SADR	4,451	25,638
Distribucion y Servicio D&S SA, ADR	1,922	40,266
Embotelladora Andina SA, ADR, Series A	514	7,315
Embotelladora Andina SA, ADR, Series B (a)	1,218	18,623
Empresa Nacional de Electricidad SA, ADR (a)	4,340	185,578
Enersis SA, SADR (a)	10,330	160,942
Lan Airlines SA, SADR	4,420	45,261
Sociedad Quimica y Minera de Chile SA, ADR, B Shares	4,090	190,594
Vina Concha Y Toro SA, ADR (a)	512	17,418
		801,775

China - 1.35%
Air China, Ltd., Class H	50,000	24,624
Aluminum Corp. of China, Ltd.	90,000	103,767
Angang New Steel Company, Ltd. Class H	27,960	56,083
Bank of China, Ltd.	567,400	252,509
Bank of Communications Company, Ltd., Class H	122,700	143,673
Beijing Capital International Airport Company, Ltd., Class H	34,000	28,300
Beijing Datang Power Generation Company, Ltd., Class H	84,000	49,879
BYD Company, Ltd., H Shares	11,400	14,621
Chaoda Modern Agriculture Holdings, Ltd.	40,500	51,110
China Communications Services Corp., Ltd., Class H	52,000	37,947
China Construction Bank	698,800	562,822
China Life Insurance Company, Ltd.	148,000	518,183
China Mengniu Dairy Company, Ltd.	25,000	70,858
China Merchants Bank Company, Ltd.	53,500	168,104
China Oilfield Services, Ltd., H Shares	38,000	68,229
China Petroleum & Chemical Corp., Class H	348,000	325,807
China Shipping Container Lines Company, Ltd.	66,650	26,071
China Shipping Development Company, Ltd., Class H	30,000	90,032
China Telecom Corp., Ltd.	294,000	159,872
China Travel International Investment Hong Kong, Ltd.	58,000	15,695
COSCO Holdings	52,835	129,017
Country Garden Holdings Company, Ltd.	68,000	44,128
Dongfeng Motor Group Company, Ltd.	56,000	22,408
Foxconn International Holdings, Ltd. *	41,000	39,752
Guangdong Investment, Ltd.	76,000	30,801
Guangshen Railway Company, Ltd., Class H	30,000	13,659
Guangzhou R&F Properties Company, Ltd., H Shares	20,400	38,041
Huaneng Power International, Inc., Class H	62,000	43,018
Industrial & Commercial Bank of China, Ltd.	872,600	596,487

The accompanying notes are an integral part of the financial statements.

13

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

China (continued)
Jiangsu Expressway, Ltd.	26,000	$21,307
Jiangxi Copper Company, Ltd., Class H	30,000	58,867
KWG Property Holding, Ltd.	16,000	11,491
Lenovo Group, Ltd.	100,000	67,716
Maanshan Iron & Steel Company, Ltd.	36,000	20,915
PetroChina Company, Ltd., Class H	438,000	567,354
PICC Property & Casualty Company, Ltd., Class H	48,000	31,888
Shanghai Electric Group Company, Ltd. *	58,000	28,415
Shui On Land, Ltd.	34,500	28,716
Sinopec Shanghai Petrochemical Company, Ltd., Class H	50,000	17,186
Tingyi Cayman Islands Holding Corp., GDR	32,000	39,563
Yanzhou Coal Mining Company, Ltd., Class H	40,000	74,385
Zhejiang Expressway Company, Ltd., Class H	30,000	23,124
Zijin Mining Group, Ltd. *	85,902	73,042
ZTE Corp., Class H	5,320	25,518
		4,814,984

Colombia - 0.04%
BanColombia SA, ADR	4,615	144,865

Czech Republic - 0.16%
CEZ AS	4,187	371,219
Komercni Banka AS	308	72,034
Telefonica Czech Republic AS	2,281	73,917
Unipetrol AS	1,475	24,307
Zentiva NV	464	34,103
		575,580

Denmark - 0.74%
A P Moller Maersk AS, Series A	10	122,662
A P Moller Maersk AS	23	281,637
Carlsberg AS, B Shares	1,452	140,246
Coloplast AS	575	50,136
Danisco AS	1,031	66,279
Danske Bank AS	9,698	280,502
DSV AS, ADR	4,280	102,559
FLS Industries AS, B Shares	1,117	122,628
Jyske Bank *	1,262	75,268
Novo Nordisk AS	9,240	604,738
Novozymes AS, B Shares	964	87,107
Rockwool International AS, B Shares	150	19,286
Sydbank AS	1,290	49,159
Topdanmark AS * (a)	353	53,286
TrygVesta AS	589	41,657
Vestas Wind Systems AS *	3,844	503,163
William Demant Holdings AS * (a)	582	38,336
		2,638,649

Egypt - 0.11%
Commercial International Bank	3,132	50,187
Egypt Kuwait Holding Company	10,330	30,887
Egyptian Company for Mobile Services	661	20,656
Egyptian Financial Group-Hermes Holding	3,297	29,647
EL Ezz Aldekhela Steel Alexandria	52	14,472
El Ezz Steel Company	569	8,531
Orascom Construction Industries	1,527	105,029
Orascom Telecom Holding SAE	9,355	120,941

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Egypt (continued)
Telecom Egypt	6,452	$19,831
		400,181

Finland - 1.12%
Cargotec Corp. Oyj, B Shares	826	28,754
Elisa Oyj, Class A	3,107	65,208
Fortum Corp. Oyj	9,504	482,725
Kesko Oyj	1,369	44,337
Kone Corp. Oyj	3,226	113,469
Metra Oyj, B Shares	1,869	117,559
Metso Oyj	2,627	119,822
Neste Oil Oyj	2,721	80,198
Nokia AB Oyj	80,044	1,952,133
Nokian Renkaat Oyj	2,400	115,250
OKO Bank PLC, Series A	2,000	34,701
Orion Oyj, Series B	1,803	35,938
Outokumpu Oyj	2,587	90,627
Rautaruukki Oyj *	1,881	86,062
Sampo Oyj, A Shares	9,424	238,144
SanomaWSOY Oyj	1,730	38,324
Stora Enso Oyj, Series R	11,947	112,107
UPM-Kymmene Oyj	11,607	190,056
YIT Oyj	3,040	76,486
		4,021,900

France - 6.84%
Accor SA	3,920	261,871
Aeroports de Paris	634	59,333
Air France KLM	2,436	58,451
Air Liquide	5,249	693,126
Alcatel-Lucent *	44,117	268,116
Alstom (a)	2,126	490,946
Atos Origin SA (a)	1,306	72,318
AXA Group SA	31,060	922,300
BNP Paribas SA	16,384	1,484,291
Bouygues SA	4,458	295,917
Bureau Veritas SA	816	48,474
Cap Gemini SA	2,569	151,436
Carrefour SA	12,419	703,130
Casino Guich-Perrachon SA	852	96,583
Christian Dior SA	1,096	113,027
Cie Generale de Geophysique-Veritas *	2,435	115,205
CNP Assurances SA	844	95,357
Compagnie de Saint-Gobain SA	5,486	343,252
Compagnie Generale des Etablissements Michelin, Class B	2,739	196,819
Credit Agricole SA	17,148	350,443
Dassault Systemes SA	1,363	83,092
Eiffage SA	749	51,333
Electricite de France	4,028	382,670
Eramet	104	103,322
Essilor International SA	3,947	241,366
Eurazeo	512	54,649
European Aeronautic Defence & Space Company	6,023	114,174
Eutelsat Communications *	1,757	48,936
France Telecom SA	37,694	1,110,389
Gaz de France	3,730	239,724

The accompanying notes are an integral part of the financial statements.

14

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

France (continued)
Gecina SA	241	$29,217
Groupe DANONE	9,053	635,706
Hermes International SA	1,377	216,802
ICADE	295	34,431
Imerys SA	643	46,579
JC Decaux SA	1,101	28,065
Klepierre SA	1,184	59,653
Lafarge SA	2,892	443,447
Lagardere S.C.A.	2,374	135,194
Legrand SA, ADR	682	17,191
L’Oreal SA	4,932	536,575
LVMH Moet Hennessy SA	5,115	536,190
M6-Metropole Television	1,088	23,605
Natixis, ADR	8,596	95,415
Neopost SA	650	68,782
PagesJaunes Groupe SA	1,945	28,632
Pernod-Ricard SA (a)	3,417	351,038
Pinault-Printemps-Redoute SA	1,473	163,965
PSA Peugeot Citroen SA	3,045	165,352
Publicis Groupe SA	2,458	79,645
Renault Regie Nationale SA	3,627	297,519
Safran SA	2,630	51,015
Sanofi-Aventis SA	21,043	1,405,756
Schneider Electric SA	4,311	465,687
SCOR SE	2,913	66,778
Societe BIC SA	499	26,084
Societe Generale	9,366	815,323
Societe Television Francaise 1	1,890	31,632
Sodexho Alliance	1,819	119,483
STMicroelectronics NV	13,354	138,998
Suez SA Strip VVPR *	1,336	21
Suez SA	20,827	1,417,887
Technip SA	1,858	171,980
Thales SA	1,721	98,089
Total SA	43,328	3,697,406
Unibail-Rodamco, REIT	1,643	380,056
Valeo SA (a)	1,391	44,677
Vallourec SA	952	334,115
Veolia Environnement SA	7,568	424,547
Vinci SA, ADR	8,752	537,405
Vivendi SA	24,096	914,305
Wendel, ADR	556	56,550
Zodiac SA	707	32,448
		24,473,295

Germany - 6.09%
Adidas-Salomon AG	4,347	274,518
Allianz AG	9,046	1,593,734
Arcandor AG *	1,054	12,247
BASF AG	19,480	1,343,973
Bayer AG	14,955	1,258,765
Bayerische Motoren Werke (BMW) AG	6,654	320,054
Beiersdorf AG	1,788	131,663
Bilfinger Berger AG	677	58,976
Celesio AG	1,754	63,461
Commerzbank AG	12,885	382,203
Continental AG	3,042	312,609

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Germany (continued)
DaimlerChrysler AG	18,338	$1,134,103
Deutsche Bank AG	10,363	894,935
Deutsche Boerse AG	4,071	459,504
Deutsche Lufthansa AG (a)	4,759	102,652
Deutsche Post AG	16,928	442,428
Deutsche Postbank AG	1,640	143,978
Deutsche Telekom AG	57,290	938,083
E.ON AG	12,782	2,578,972
Fraport AG, ADR	258	17,508
Fresenius AG	544	47,090
Fresenius Medical Care AG	3,765	207,533
Fresenius SE	1,559	134,682
GEA Group AG	3,066	108,324
Hamburger Hafen und Logistik AG	511	39,744
Hannover Rueckversicherung AG	1,212	59,823
Heidelbergcement AG	502	72,849
Henkel KGaA	2,177	81,714
Henkel KGaA	3,662	145,928
Hochtief AG	887	90,230
Hypo Real Estate Holding AG (a)	2,950	83,059
Infineon Technologies AG *	14,777	128,659
IVG Immobilien AG	1,907	37,591
K&S AG	717	413,509
Linde AG	2,455	345,169
MAN AG	2,125	235,906
Merck KGAA *	1,292	183,667
Metro AG	2,280	145,528
Muenchener Rueckversicherungs- Gesellschaft AG	4,295	752,370
ProSieben Sat.1 Media AG	1,852	18,574
Puma AG	139	46,650
Q-Cells AG *	1,216	123,564
Rheinmetall AG	643	46,478
RWE AG	9,192	1,161,117
Salzgitter AG	835	153,027
SAP AG	17,692	926,464
Siemens AG	17,454	1,937,923
Solarworld AG	1,726	82,259
Thyssen Krupp AG	7,307	458,800
TUI AG	4,099	94,998
United Internet AG	2,526	49,793
Volkswagen AG	2,927	844,631
Wacker Chemie AG	314	65,634
		21,787,653

Greece - 0.48%
Alpha Bank A.E.	8,077	244,163
Bank of Piraeus SA	6,793	184,600
Coca-Cola Hellenic Bottling Company SA	3,420	93,154
EFG Eurobank Ergas SA	6,777	161,118
Hellenic Petroleum SA	2,110	28,969
Hellenic Telecommunications Organization SA *	6,160	155,178
Marfin Financial Group SA Holdings *	13,344	105,467
National Bank of Greece SA	10,309	464,532
OPAP SA	4,660	162,733
Public Power Corp.	2,190	75,857

The accompanying notes are an integral part of the financial statements.

15

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Greece (continued)
Titan Cement Company SA	1,260	$49,992
		1,725,763

Hong Kong - 2.82%
Agile Property Holdings, Ltd.	31,800	27,733
Alibaba.com, Ltd. * (i)	20,900	29,485
Anhui Conch Cement Company, Ltd., Class H *	10,000	66,883
ASM Pacific Technology, Ltd.	3,586	27,065
Bank of East Asia, Ltd.	27,665	150,260
Beijing Enterprises Holdings, Ltd.	10,000	32,704
Belle International Holdings, Ltd., GDR	62,882	56,614
BOC Hong Kong Holdings, Ltd.	70,672	187,166
C C Land Holdings, Ltd.	10,000	6,220
Cathay Pacific Airways, Ltd.	24,218	46,155
Cheung Kong Holdings, Ltd.	29,151	392,930
Cheung Kong Infrastructure Holdings, Ltd.	8,228	34,823
China Agri-Industries Holdings, Ltd. *	30,000	21,931
China BlueChemical, Ltd.	34,000	23,547
China CITIC Bank	101,000	56,606
China Coal Energy Company, H Shares	61,000	106,709
China Communications Construction Company, Ltd.	88,535	151,471
China Eastern Airlines Corp., Ltd. *	32,000	10,055
China Everbright, Ltd.	20,000	38,578
China High Speed Transmission Equipment Group Company, Ltd.	17,000	34,884
China Insurance International Holdings Company, Ltd.	20,000	47,709
China Merchants Holdings International Company, Ltd.	22,540	87,156
China Mobile, Ltd.	123,000	1,653,198
China National Building Material Company, Ltd.	18,000	34,628
China Netcom Group Corp Hong Kong, Ltd.	33,500	91,298
China Overseas Land & Investment, Ltd.	84,000	132,724
China Railway Construction Corp. *	40,500	57,136
China Railway Group, Ltd. *	77,000	57,375
China Resource Power Holdings, Ltd.	30,000	73,103
China Resources Enterprises, Ltd.	28,000	79,900
China Resources Land, Ltd.	36,000	49,864
China Shenhua Energy Company, Ltd.	68,000	266,863
China Southern Airlines Company, Ltd. *	24,000	9,542
China Unicom, Ltd.	68,000	126,280
Chinese Estates Holdings, Ltd.	10,179	15,666
Citic 1616 Holdings, Ltd.	1,050	288
CITIC International Financial Holdings, Ltd. *	11,000	8,394
Citic Pacific, Ltd.	23,000	84,806
CITIC Resources Holdings, Ltd. *	82,000	34,915
CLP Holdings, Ltd.	41,111	352,203
CNOOC, Ltd.	322,000	554,200
CNPC Hong Kong, Ltd.	50,000	23,598
Cosco Pacific, Ltd.	24,000	39,337
Denway Motors, Ltd.	98,000	37,831
Dongfang Electrical Machinery Company, Ltd.	4,000	11,748
Esprit Holdings, Ltd.	20,485	212,804
Fosun International	29,500	21,490
Giordano International, Ltd.	1,389	570

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Hong Kong (continued)
Gome Electrical Appliances Holdings, Ltd.	144,000	$68,332
Guangzhou Investment Company, Ltd.	130,000	19,674
Hang Lung Group, Ltd.	17,000	75,546
Hang Lung Properties, Ltd.	40,674	130,411
Hang Seng Bank, Ltd.	15,281	322,386
Harbin Power Equipment Company, Ltd.	14,000	20,289
Henderson Investment, Ltd.	10,000	949
Henderson Land Development Company, Ltd.	19,489	121,474
Hengan International Group Company, Ltd., GDR	16,000	47,196
Hidili Industry International Development, Ltd.	27,000	47,093
Hong Kong & China Gas Company, Ltd.	76,227	181,250
Hong Kong Aircraft Engineerg	1,200	18,483
Hong Kong Electric Holdings, Ltd.	26,418	158,056
Hong Kong Exchange & Clearing, Ltd.	20,570	300,744
Hopewell Holdings, Ltd.	12,638	44,897
Hopson Development Holdings, Ltd., GDR	12,000	13,497
Hutchison Telecommunications International, Ltd. *	28,277	40,109
Hutchison Whampoa, Ltd.	41,423	417,564
Hysan Development Company, Ltd.	12,239	33,591
Johnson Electronic Holdings, Ltd.	475	212
Kerry Properties, Ltd.	11,600	60,920
Kingboard Chemical Holdings, Ltd.	10,228	47,223
Lee & Man Paper Manufacturing, Ltd.	8,000	11,902
Li & Fung, Ltd.	42,829	129,082
Li Ning Company, Ltd.	14,000	32,319
Lifestyle International Holdings, Ltd.	12,500	17,570
Link, REIT	39,557	90,100
Mongolia Energy Company, Ltd. *	67,000	129,751
MTR Corp., Ltd.	26,432	83,223
New World Development Company, Ltd.	47,161	96,049
Nine Dragons Paper Holdings, Ltd.	25,600	19,962
Noble Group, Ltd. (a)	26,400	45,987
NWS Holdings, Ltd.	7,160	18,686
Orient Overseas International, Ltd.	3,938	19,697
Pacific Basin Shipping, Ltd.	24,000	34,289
Parkson Retail Group, Ltd.	6,500	47,433
PCCW, Ltd.	66,652	40,347
Ping An Insurance Group Company of China, Ltd.	29,000	215,717
Shanghai Industrial Holdings, Ltd.	12,000	35,243
Shangri-La Asia, Ltd.	19,953	46,573
Shimao Property Holdings, Ltd., GDR	30,500	35,009
Shougang Concord International Enterprises Company, Ltd.	106,000	34,666
Shun Tak Holdings, Ltd.	18,000	16,852
Sino Land Company, Ltd.	24,775	49,250
Sinofert Holdings, Ltd.	46,000	35,692
Sino-Ocean Land Holdings, Ltd.	63,000	35,551
Soho China, Ltd.	54,500	29,706
Sun Hung Kai Properties, Ltd.	26,389	358,069
Swire Pacific, Ltd., Class A	15,837	161,980
Techtronic Industries Company, Ltd.	485	409
Television Broadcasting Company, Ltd.	3,819	22,040
Tencent Holdings, Ltd.	20,000	154,670
Wharf Holdings, Ltd.	27,373	114,621

The accompanying notes are an integral part of the financial statements.

16

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Hong Kong (continued)
Wheelock and Company, Ltd.	8,000	$21,443
Wing Hang Bank, Ltd.	3,064	40,593
Yue Yuen Industrial Holdings, Ltd.	8,933	21,218
		10,082,040

Hungary - 0.16%
Gedeon Richter Rt.	336	72,576
Magyar Telekom Rt.	11,267	54,919
MOL Magyar Olaj & Gazipari Rt. *	1,444	194,499
OTP Bank Rt. * (a)	6,386	267,250
		589,244

India - 1.15%
Bajaj Auto, Ltd., ADR (i)	977	10,005
Bajaj Auto, Ltd.	977	10,241
Bajaj Finserv, Ltd.	977	11,876
Dr. Reddy’s Laboratories, Ltd., ADR	3,186	49,702
Grasim Industries, Ltd., ADR * (i)	1,051	46,244
ICICI Bank, Ltd., SADR * (a)	15,187	436,778
Infosys Technologies, Ltd., ADR	22,170	963,508
Larsen & Toubro, Ltd., ADR (i)	3,534	179,448
Ranbaxy Laboratories, Ltd., ADR	4,394	53,827
Reliance Capital, Ltd. * (i)	811	17,018
Reliance Communication, Ltd., ADR (i)	23,711	244,027
Reliance Energy, Ltd., ADR * (i)	405	25,120
Reliance Industries, Ltd., GDR (a)(i)	14,865	1,462,716
Reliance Natural Resources, Ltd., ADR * (i)	8,110	24,372
Satyam Computer Services, Ltd., ADR (a)	13,362	327,636
State Bank of India, Ltd., ADR	709	38,144
Tata Communications, Ltd., ADR (a)	977	17,430
Tata Motors, Ltd., SADR	11,229	112,851
Wipro, Ltd., ADR (a)	7,013	85,418
		4,116,361
Indonesia - 0.31%
Aneka Tambang Tbk PT *	71,375	24,579
Astra Agro Lestari Tbk PT	8,342	26,736
Astra International Tbk PT	43,017	89,813
Bank Central Asia Tbk PT	258,226	69,318
Bank Danamon Indonesia Tbk PT	36,741	18,729
Bank Internasional Indonesia Tbk PT	362,500	18,282
Bank Mandiri Tbk PT	151,122	42,616
Bank Rakyat Indonesia Tbk PT	115,999	64,164
Bumi Resources Tbk PT	369,220	328,374
Indocement Tunggal Prakarsa Tbk PT	20,013	11,830
Indofood Sukses Makmur Tbk PT	90,595	23,582
Indosat Tbk PT, ADR	523	18,948
Indosat Tbk PT	26,000	19,035
International Nickel Indonesia Tbk PT	40,000	26,247
Perusahaan Gas Negara Tbk PT *	43,503	61,338
PT Telekomunikiasi Indonesia, ADR	2,899	93,493
Semen Gresik Persero Tbk PT	30,860	13,388
Telekomunikasi Indonesia Tbk PT	98,000	77,592
Truba Alam Manunggal Engineering PT *	157,500	14,862
Unilever Indonesia Tbk PT	32,500	23,794
United Tractors Tbk PT	27,532	36,281
		1,103,001

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Ireland - 0.46%
Allied Irish Banks PLC - London Exchange	1,771	$27,409
Allied Irish Banks PLC	16,539	255,164
Anglo Irish Bank Corp. PLC	15,350	146,215
Bank of Ireland - London Exchange	1,444	12,607
Bank of Ireland	19,645	170,827
C&C Group PLC	201	1,114
CRH PLC - London Exchange	1,079	31,258
CRH PLC	10,598	312,029
Elan Corp. PLC *	1,612	57,968
Elan Corp. PLC *	7,649	266,150
Experian Group, Ltd.	20,151	150,015
Greencore Group PLC	6	19
Irish Life & Permanent PLC - London Exchange	832	8,836
Irish Life & Permanent PLC	4,627	48,154
Kerry Group PLC	2,393	70,832
Kerry Group PLC - London	479	14,231
Ryanair Holdings PLC, SADR *	1,203	34,490
Smurfit Kappa Group PLC	2,490	20,582
		1,627,900

Israel - 0.48%
Africa-Israel Investments, Ltd.	259	15,815
Aladdin Knowledge Systems, ADR *	144	1,944
Alvarion, Ltd., ADR *	544	3,841
Audio Codes, Ltd., ADR *	632	2,319
Bank Hapoalim, Ltd.	18,726	82,736
Bank Leumi Le-Israel, Ltd.	16,788	83,752
Bezek Israeli Telecommunications Corp., Ltd.	21,603	42,593
Cellcom Israel, Ltd.	1,173	40,128
Check Point Software Technologies, Ltd. *	3,525	83,437
Delek Group, Ltd.	45	6,856
Discount Investment Corp.	492	12,888
Elbit Systems, Ltd.	482	28,653
Gazit Globe, Ltd.	492	5,115
Given Imaging Corp., ADR *	85	1,253
ICL Israel Chemicals, Ltd.	11,174	260,365
IDB Development Corp., Ltd.	339	8,345
Israel Corp., Ltd. *	48	74,448
Israel Discount Bank, Ltd. *	8,360	18,506
Koor Industries, Ltd.	166	10,910
Makhteshim-Agam Industries, Ltd.	5,876	54,731
Nice Systems, Ltd. *	1,055	31,513
Oil Refineries, Ltd.	19,381	14,474
Ormat Industries	1,616	21,014
Partner Communications, Ltd.	1,609	38,332
RADWARE, Ltd., ADR *	269	2,370
Syneron Medical, Ltd., ADR *	462	7,595
Teva Pharmaceutical Industries, Ltd.	15,950	729,960
United Mizrahi Bank, Ltd.	2,283	18,107
		1,702,000

Italy - 2.56%
A2A SpA (a)	25,184	92,288
Alleanza Assicuraz SpA	8,001	86,858
Assicurazioni Generali SpA	21,845	838,179
Autogrill SpA *	1,513	18,164

The accompanying notes are an integral part of the financial statements.

17

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Italy (continued)
Autostrade SpA	4,974	$150,596
Banca Carige SpA	14,124	49,923
Banca Intesa SpA - Non convertible	18,903	97,991
Banca Monte dei Paschi Siena SpA	40,580	114,940
Banca Popolare di Milano SpA	7,369	69,149
Banche Popolari Unite SpA	11,631	272,672
Banco Popolare Societa Cooperativa	12,925	229,546
Bulgari SpA	2,249	22,715
Enel SpA (a)	89,598	852,049
Eni SpA	52,321	1,952,331
Fiat SpA	13,699	224,527
Finmeccanica SpA (a)	5,653	148,458
Fondiaria-Sai SpA	1,154	38,228
IFIL - Investments SpA	2,295	14,923
Intesa Sanpaolo SpA	159,119	908,780
Italcementi SpA, RNC	672	7,829
Italcementi SpA	896	14,897
Lottomatica SpA	1,124	33,606
Luxottica Group SpA	2,452	57,522
Mediaset SpA	14,004	92,329
Mediobanca SpA (a)	9,167	155,876
Mediolanum SpA	3,435	14,291
Mondadori (Arnoldo) Editore SpA	29	171
Parmalat SpA	27,945	73,037
Pirelli & Company SpA (a)	46,476	32,014
Prysmian SpA	2,128	53,908
Saipem SpA	5,321	249,905
Snam Rete Gas SpA	16,364	111,882
Telecom Italia SpA	207,306	417,783
Telecom Italia SpA	116,771	189,366
Terna SpA (a)	21,134	89,508
UniCredito Italiano SpA	227,940	1,395,148
Unipol Gruppo Finanziario SpA, ADR	2,048	4,834
		9,176,223

Japan - 14.69%
Acom Company, Ltd. (a)	1,333	41,301
Advantest Corp. (a)	3,020	63,565
AEON Company, Ltd. (a)	13,996	172,800
AEON Credit Service Company, Ltd. (a)	1,423	17,837
Aeon Mall Company, Ltd. (a)	1,500	44,357
Aiful Corp.	1,398	16,194
Aioi Insurance Company, Ltd.	9,000	47,973
Aisin Seiki Company	3,821	125,226
Ajinomoto Company, Inc. (a)	13,695	129,489
Alfresa Holdings Corp.	576	41,118
All Nippon Airways Company, Ltd. (a)	13,285	49,669
Alps Electric Company, Ltd. (a)	3,662	37,832
Amada Company, Ltd.	7,171	56,525
Aozora Bank, Ltd.	3,000	6,865
Asahi Breweries, Ltd.	7,699	143,706
Asahi Glass Company, Ltd.	18,809	227,440
Asahi Kasei Corp.	22,037	115,389
ASATSU-DK, Inc.	52	1,440
ASICS Corp.	3,000	32,717
Astellas Pharmaceuticals, Inc.	10,405	440,952
Bank of Kyoto, Ltd. (a)	6,000	62,664

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Japan (continued)
Benesse Corp.	1,146	$46,408
Bridgestone Corp. (a)	12,547	191,776
Brother Industries, Ltd. (a)	4,700	64,579
Canon Sales Company, Inc.	1,500	26,388
Canon, Inc.	22,026	1,132,570
Casio Computer Company, Ltd. (a)	4,267	48,583
Central Glass Company, Ltd. (a)	114	465
Central Japan Railway Company, Ltd.	31	341,574
Chiba Bank, Ltd.	15,104	105,828
Chubu Electric Power Company, Inc.	13,423	327,406
Chugai Pharmaceutical Company, Ltd. (a)	4,936	78,978
Chugoku Bank, Ltd. *	3,000	43,565
Chugoku Electric Power Company, Inc.	5,600	119,452
Circle K Sunkus Company, Ltd. (a)	88	1,546
Citizen Watch Company, Ltd. (a)	5,665	43,160
Coca-Cola West Japan Company, Ltd. (a)	1,323	30,837
Cosmo Oil Company, Ltd.	8,000	28,931
Credit Saison Company, Ltd.	3,109	65,292
CSK Corp. (a)	1,310	25,784
Dai Nippon Printing Company, Ltd.	12,047	177,554
Daicel Chemical Industries, Ltd.	6,466	36,414
Daido Steel Company, Ltd. (a)	7,000	39,092
Daihatsu Motor Company, Ltd.	1,000	11,452
Daiichi Sankyo Company, Ltd.	14,028	386,419
Daikin Industries, Ltd. (a)	5,185	261,728
Dainippon Ink & Chemicals, Inc.	13,990	40,448
Dainippon Screen Manufacturing Company, Ltd. (a)	762	3,064
Daito Trust Construction Company, Ltd. (a)	1,581	76,679
Daiwa House Industry Company, Ltd.	10,285	96,666
Daiwa Securities Group, Inc.	26,649	244,944
Dena Company, Ltd.	6	35,372
Denki Kagaku Kogyo Kabushiki Kaisha	9,523	35,335
Denso Corp.	9,778	336,109
Dentsu, Inc.	39	82,639
Dowa Mining Company, Ltd.	5,466	39,791
East Japan Railway Company	71	578,377
Eisai Company, Ltd.	4,948	174,742
Electric Power Development Company, Ltd.	3,000	111,315
Elpida Memory, Inc. *	1,800	57,635
Familymart Company, Ltd.	1,240	50,681
Fanuc, Ltd.	3,821	373,158
Fast Retailing Company, Ltd. (a)	1,134	107,436
Fuji Electric Holdings Company, Ltd.	10,580	37,364
Fuji Heavy Industries, Ltd.	4,000	19,588
Fuji Photo Film Company, Ltd.	9,833	337,999
Fuji Television Network, Inc.	10	15,068
Fujitsu, Ltd.	36,379	269,969
Fukuoka Financial Group, Inc.	16,000	72,176
Furukawa Electric Company, Ltd.	11,638	50,526
Goodwill Group, Inc. *	21	1,011
Gunma Bank	8,523	56,748
Hakuhodo DY Holdings, Inc.	460	24,519
Hankyu Hanshin Holdings, Inc. (a)	21,600	90,725
Haseko Corp. (a)	18,500	24,740
Hikari Tsushin, Inc. (a)	600	19,777

The accompanying notes are an integral part of the financial statements.

18

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Japan (continued)
Hino Motors, Ltd.	5,114	$31,690
Hirose Electric Company, Ltd. (a)	617	61,941
Hisamitsu Pharmaceutical Company, Inc. * (a)	1,300	56,562
Hitachi Chemical, Ltd.	1,816	37,539
Hitachi Construction Machinery Company, Ltd. (a)	2,257	63,235
Hitachi High-Technologies Corp.	1,100	25,484
Hitachi Metals, Ltd. (a)	1,000	16,424
Hitachi, Ltd.	70,882	511,330
Hokkaido Electric Power Company, Inc.	3,532	71,847
Hokuhoku Financial Group, Inc.	22,866	66,325
Hokuriku Electric Power Company	3,500	83,227
Honda Motor Company, Ltd.	32,238	1,096,004
Hoya Corp. (a)	8,008	185,145
Ibiden Company, Ltd. (a)	2,500	90,879
Idemitsu Kosan Company, Ltd.	400	35,485
Inpex Holdings, Inc.	17	214,531
Isetan Mitsukoshi Holdings, Ltd. *	6,576	70,414
Ishikawajima-Harima Heavy Industries Company, Ltd. (a)	24,866	50,348
Isuzu Motors, Ltd.	26,000	125,121
IT Holdings Corp. *	17	342
ITO EN, Ltd. (a)	1,094	17,226
Itochu Corp.	31,798	338,688
Itochu Techno-Science Corp. (a)	552	17,935
Iyo Bank, Ltd. *	5,000	58,530
J Front Retailing Company, Ltd.	8,000	42,266
JAFCO Company, Ltd. (a)	647	22,118
Japan Airlines System Corp. * (a)	16,047	33,700
Japan Petroleum Exploration Company, Ltd. (a)	600	42,831
Japan Prime Realty Investment Corp., REIT	12	35,485
Japan Real Estate Investment Corp., REIT	8	84,381
Japan Retail Fund Investment Corp., REIT (a)	8	46,108
Japan Tobacco, Inc.	90	383,953
JFE Holdings, Inc.	10,538	530,944
JGC Corp. (a)	4,114	80,974
Joyo Bank, Ltd. (a)	14,047	68,261
JS Group Corp. (a)	5,084	80,771
JSR Corp. (a)	3,667	72,867
Kajima Corp.	17,809	62,223
Kamigumi Company, Ltd. (a)	4,466	33,773
Kaneka Corp.	5,171	35,209
Kansai Electric Power Company, Ltd.	15,522	363,254
Kansai Paint Company, Ltd. (a)	3,762	26,040
Kao Corp.	10,638	279,011
Kawasaki Heavy Industries, Ltd.	30,037	80,053
Kawasaki Kisen Kaisha, Ltd.	10,933	102,653
KDDI Corp.	59	364,496
Keihin Electric Express Railway Company, Ltd. (a)	8,933	55,355
Keio Electric Railway Company, Ltd.	12,285	62,128
Keisei Electric Railway Company, Ltd.	5,000	25,569
Keyence Corp.	752	179,103
Kikkoman Corp.	2,762	33,737
Kinden Corp.	1,409	14,211
Kintetsu Corp. (a)	33,208	104,142
Kirin Brewery Company, Ltd.	17,104	267,066
Kobe Steel Company, Ltd.	53,483	153,118

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Japan (continued)
Komatsu, Ltd. (a)	18,070	$503,717
Komori Corp. (a)	105	1,914
Konami Corp. (a)	1,857	64,882
Konica Minolta Holdings, Inc.	9,609	162,254
Koyo Seiko Company, Ltd.	4,157	65,926
Kubota Corp.	24,218	174,020
Kuraray Company, Ltd.	7,700	91,804
Kurita Water Industries, Ltd. (a)	2,181	80,721
Kyocera Corp. (a)	3,462	326,035
Kyowa Hakko Kogyo Company, Ltd. (a)	3,862	39,571
Kyushu Electric Power Company, Inc.	7,469	156,154
Lawson, Inc. (a)	1,269	61,786
LeoPalace21 Corp. (a)	2,498	35,758
Mabuchi Motor Company, Ltd.	482	26,146
Makita Corp. (a)	2,457	100,423
Marubeni Corp.	32,798	273,973
Marui Company, Ltd. (a)	6,236	48,568
Matsushita Electric Industrial Company, Ltd. (a)	36,607	789,472
Matsushita Electric Works, Ltd.	7,819	79,747
Mazda Motor Corp. (a)	19,000	98,592
Mediceo Holdings Company, Ltd. (a)	2,910	53,549
Meiji Dairies Corp. (a)	4,114	21,115
Millea Holdings, Inc.	14,100	549,739
Minebea Company, Ltd.	7,523	43,005
Mitsubishi Chemical Holdings Corp., ADR (a)	23,000	133,861
Mitsubishi Corp.	28,044	924,368
Mitsubishi Electric Corp.	39,027	420,831
Mitsubishi Estate Company, Ltd.	24,218	554,219
Mitsubishi Gas & Chemicals Company, Inc.	7,171	51,730
Mitsubishi Heavy Industries, Ltd. (a)	64,063	305,277
Mitsubishi Logistc Corp. (a)	2,057	22,510
Mitsubishi Materials Corp.	22,980	98,252
Mitsubishi Motors Corp. * (a)	72,000	130,866
Mitsubishi Rayon Company, Ltd. (a)	9,990	31,517
Mitsubishi UFJ Financial Group, Inc.	207,400	1,837,956
Mitsubishi UFJ Lease & Finance Company, Ltd.	1,490	64,688
Mitsui & Company, Ltd.	35,389	781,534
Mitsui Chemicals, Inc.	12,990	63,981
Mitsui Engineering & Shipbuilding Company, Ltd. (a)	15,638	49,483
Mitsui Fudosan Company, Ltd.	16,752	358,121
Mitsui Mining & Smelting Company, Ltd.	9,990	29,447
Mitsui O.S.K. Lines, Ltd.	22,513	320,781
Mitsui Sumitomo Insurance Group Holdings, Inc. *	7,422	255,823
Mitsui Trust Holdings, Inc.	17,990	107,074
Mitsumi Electric Company, Ltd. (a)	1,699	37,841
Mizuho Financial Group, Inc. (a)	189	882,837
Mizuho Trust & Banking Company, Ltd. (a)	30,000	51,702
Murata Manufacturing Company, Ltd. (a)	4,596	216,415
Namco Bandai Holdings, Inc.	4,067	46,038
NEC Corp.	40,617	212,676
NEC Electronics Corp. *	652	16,241
NGK INSULATORS, Ltd. (a)	5,171	100,561
NGK Spark Plug Company, Ltd. (a)	3,762	43,188
NHK Spring Company, Ltd.	3,000	23,902

The accompanying notes are an integral part of the financial statements.

19

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Japan (continued)
NICHIREI Corp.	466	$2,392
Nidec Corp. (a)	2,186	145,548
Nikon Corp. (a)	6,819	199,076
Nintendo Company, Ltd.	1,992	1,123,707
Nippon Building Fund, Inc., REIT (a)	11	129,491
Nippon Electric Glass Company, Ltd.	7,000	121,100
Nippon Express Company, Ltd.	16,809	80,574
Nippon Meat Packers, Inc. (a)	3,762	50,947
Nippon Mining Holdings, Inc.	17,632	110,423
Nippon Oil Corp.	25,094	168,499
Nippon Paper Group, Inc. (a)	17	46,428
Nippon Sheet Glass Company, Ltd. (a)	13,171	65,120
Nippon Steel Corp. (a)	102,536	555,240
Nippon Telegraph & Telephone Corp.	109	533,785
Nippon Yusen Kabushiki Kaisha	22,923	220,411
NIPPONKOA Insurance Company, Ltd. (a)	13,000	112,756
Nishi-Nippon City Bank, Ltd.	12,000	35,711
Nissan Chemical Industries, Ltd. (a)	2,762	33,971
Nissan Motor Company, Ltd. (a)	45,290	374,058
Nisshin Seifun Group, Inc.	3,114	39,121
Nisshin Steel Company (a)	16,047	54,555
Nisshinbo Industries, Inc.	3,409	40,484
Nissin Food Products Company, Ltd. (a)	1,716	57,531
Nitori Company, Ltd. (a)	768	39,490
Nitto Denko Corp.	3,332	128,027
NOK Corp.	2,492	39,615
Nomura Holdings, Inc. (a)	36,907	546,732
Nomura Real Estate Holdings, Inc. (a)	1,300	27,424
Nomura Real Estate Office Fund, Inc.	5	37,623
Nomura Research Institute, Ltd. (a)	2,411	56,537
NSK, Ltd. (a)	8,285	72,484
NTN Corp. (a)	8,228	54,784
NTT Data Corp. (a)	26	101,615
NTT DoCoMo, Inc.	322	473,061
NTT Urban Development Corp.	20	26,181
Obayashi Corp. (a)	11,638	52,718
OBIC Company, Ltd. (a)	120	20,150
Odakyu Electric Railway Company, Ltd. (a)	11,695	75,995
Oji Paper Company, Ltd. (a)	17,809	83,691
Okuma Holdings, Inc.	3,000	29,806
Okumura Corp.	114	462
Olympus Optical Company, Ltd. (a)	4,466	150,991
Omron Corp. (a)	4,161	89,345
Ono Pharmaceutical Company, Ltd.	1,900	104,676
Onward Kashiyama Company, Ltd. (a)	2,409	25,296
Oracle Corp. - Japan (a)	852	34,743
Oriental Land Company, Ltd. (a)	893	53,318
Orix Corp.	1,866	266,935
Osaka Gas Company, Ltd.	42,845	156,959
Otsuka Corp. (a)	300	20,709
Pioneer Electronic Corp. (a)	3,221	25,935
Promise Company, Ltd.	1,619	45,284
Q.P. Corp.	87	764
Rakuten, Inc. (a)	124	62,593
Resona Holdings, Inc. (a)	113	173,461
Ricoh Company, Ltd.	13,399	241,771

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Japan (continued)
Rinnai Corp. (a)	52	$1,988
Rohm Company, Ltd. (a)	2,027	116,636
SANKYO Company, Ltd.	993	64,713
Santen Pharmaceutical Company, Ltd. (a)	1,300	32,627
Sanyo Electric Company, Ltd. * (a)	29,151	67,809
Sapporo Hokuyo Holdings, Inc.	6	40,571
Sapporo Holdings (a)	5,466	38,247
SBI E*Trade Securities Compnay, Ltd.	27	21,105
SBI Holdings, Inc. (a)	176	38,520
Secom Company, Ltd. (a)	4,190	203,611
Sega Sammy Holdings, Inc.	4,292	37,429
Seiko Epson Corp.	2,622	72,103
Sekisui Chemical Company, Ltd. (a)	11,228	76,450
Sekisui House, Ltd. (a)	9,638	89,949
Seven & I Holdings Company, Ltd. (a)	17,181	490,262
Sharp Corp.	20,218	329,208
Shikoku Electric Power Company, Inc. (a)	3,700	101,747
Shimadzu Corp. (a)	5,000	49,772
Shimamura Company, Ltd. (a)	376	23,158
Shimano, Inc. * (a)	1,369	68,718
Shimizu Corp. (a)	10,695	50,662
Shin-Etsu Chemical Company, Ltd.	8,611	533,601
Shinko Electric Industries Company, Ltd. (a)	1,200	14,816
Shinko Securities Company, Ltd.	11,000	32,425
Shinsei Bank, Ltd. (a)	23,094	79,166
Shionogi & Company, Ltd.	5,523	108,967
Shiseido Company, Ltd.	6,523	149,276
Shizuoka Bank, Ltd. (a)	11,342	115,786
Showa Denko K.K. (a)	23,161	61,510
Showa Shell Sekiyu K.K.	3,555	38,936
SMC Corp. (a)	1,164	127,488
SOFTBANK Corp. (a)	15,388	259,401
Sojitz Holdings Corp.	27,391	91,316
Sompo Japan Insurance, Inc.	17,104	160,755
Sony Corp.	20,742	906,370
Sony Financial Holdings, Inc. (a)	19	76,404
Square Enix Company, Ltd. (a)	700	20,700
Stanley Electric Corp. (a)	2,908	70,382
Sumco Corp.	2,300	50,902
Sumitomo Bakelite Company, Ltd. (a)	762	4,155
Sumitomo Chemical Company, Ltd.	31,446	198,120
Sumitomo Corp.	21,366	280,695
Sumitomo Electric Industries, Ltd.	15,199	192,949
Sumitomo Heavy Industries, Ltd.	11,990	81,187
Sumitomo Metal Industries, Ltd. (a)	81,577	358,774
Sumitomo Metal Mining Company, Ltd.	11,285	173,019
Sumitomo Mitsui Financial Group, Inc.	136	1,023,346
Sumitomo Realty & Development Company, Ltd. (a)	7,876	156,504
Sumitomo Rubber Industries, Inc.	3,100	23,122
Sumitomo Titanium Corp. (a)	300	15,765
Sumitomo Trust & Banking Company, Ltd.	25,446	177,812
Suruga Bank, Ltd. (a)	4,114	53,505
Suzuken Company, Ltd.	1,123	41,457
Suzuki Motor Corp. (a)	7,100	167,830
T&D Holdings, Inc. (a)	3,891	239,283

The accompanying notes are an integral part of the financial statements.

20

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Japan (continued)
TAIHEIYO CEMENT CORP. (a)	18,809	$37,730
Taisei Corp. (a)	20,866	49,716
Taisho Pharmaceuticals Company, Ltd.	2,762	51,216
Taiyo Nippon Sanso Corp. (a)	5,819	48,499
Takashimaya Company, Ltd. (a)	5,819	52,773
Takeda Pharmaceutical Company, Ltd.	17,049	867,021
Takefuji Corp. (a)	2,056	28,598
Tanabe Seiyaku Company, Ltd. (a)	4,000	52,286
TDK Corp.	2,668	159,801
Teijin, Ltd.	18,104	62,060
Terumo Corp.	3,403	173,699
The 77th Bank, Ltd.	6,523	40,974
The Bank of Yokohama, Ltd. (a)	23,684	163,715
The Hachijuni Bank, Ltd.	9,000	58,313
The Hiroshima Bank, Ltd. (a)	9,000	40,090
The Japan Steel Works, Ltd.	7,000	136,130
The Tokyo Electric Power Company, Ltd.	25,367	652,182
THK Company, Ltd. (a)	2,781	53,952
Tobu Railway Company, Ltd. (a)	16,752	79,355
Toho Company, Ltd. (a)	1,933	39,503
Toho Gas Company, Ltd. * (a)	10,000	54,810
Toho Titanium Company, Ltd. (a)	500	9,818
Tohoku Electric Power Company, Inc.	8,480	184,478
Tokai Rika Company, Ltd.	1,100	22,739
Tokuyama Corp. (a)	4,000	29,759
Tokyo Broadcasting Company, Ltd. (a)	852	16,168
Tokyo Electron, Ltd.	3,432	197,804
Tokyo Gas Company, Ltd.	42,835	172,655
Tokyo Steel Manufacturing Company, Ltd. (a)	1,800	20,800
Tokyo Tatemono Company, Ltd.	6,000	38,819
Tokyu Corp.	21,866	113,464
Tokyu Land Corp. (a)	9,171	52,080
TonenGeneral Sekiyu K.K. (a)	6,171	56,023
Toppan Printing Company, Ltd. (a)	10,990	120,990
Toray Industries, Inc.	26,389	141,407
Toshiba Corp. (a)	64,711	477,174
Tosoh Corp. (a)	9,228	37,717
Toto, Ltd. (a)	5,171	36,426
Toyo Seikan Kaisha, Ltd. (a)	3,209	56,634
Toyo Suisan Kaisha, Ltd. (a)	1,705	38,537
Toyobo Company, Ltd.	933	1,836
Toyoda Gosei Company, Ltd. (a)	1,134	33,106
Toyota Boshoku Corp. (a)	1,500	40,189
Toyota Industries Corp.	3,590	114,950
Toyota Motor Corp.	54,447	2,568,908
Toyota Tsusho Corp.	4,400	103,178
Trend Micro, Inc. (a)	2,233	73,603
Ube Industries, Ltd. (a)	21,037	74,492
UNI Charm Corp. (a)	858	61,006
UNY Company, Ltd.	3,762	37,058
Ushio, Inc.	1,957	31,976
USS Company, Ltd.	393	25,945
Wacoal Corp. (a)	57	681
West Japan Railway Company, Ltd.	34	166,822
Yahoo Japan Corp. (a)	303	116,709
Yakult Honsha Company, Ltd. (a)	1,957	55,106

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Japan (continued)
Yamada Denki Company, Ltd. (a)	1,726	$122,885
Yamaguchi Financial Group, Inc. *	4,000	55,375
Yamaha Corp.	3,426	66,142
Yamaha Motor Company, Ltd. (a)	3,591	67,197
Yamato Kogyo Company, Ltd.	600	28,592
Yamato Transport Company, Ltd.	7,580	105,792
Yamazaki Baking Company, Ltd. (a)	1,409	15,485
YASKAWA Electric Corp. (a)	5,000	49,018
Yokogawa Electric Corp.	3,814	34,877
		52,588,039

Luxembourg - 0.70%
ArcelorMittal	17,470	1,727,355
Millicom International Cellular SA, ADR *	1,411	147,134
SES, ADR	6,074	153,968
Tenaris SA, ADR	6,160	458,920
		2,487,377

Malaysia - 0.41%
AirAsia BHD *	13,200	3,515
AMMB Holdings BHD	29,362	28,576
Asiatic Development BHD	10,500	26,350
Berjaya Sports Toto BHD	15,600	23,203
British American Tobacco Malaysia BHD	2,400	32,502
Bursa Malaysia BHD	6,000	13,680
Commerce Asset Holdings	57,000	139,556
Digi.Com BHD	2,800	20,480
Gamuda BHD	28,800	20,625
Genting BHD	35,100	60,156
Hong Leong Bank BHD	9,200	16,471
Hong Leong Credit BHD	3,400	4,870
IGB Corp. BHD	15,700	6,919
IJM Corp. BHD	11,300	19,021
IOI Corp. BHD	74,550	169,976
IOI Properties BHD	1,400	2,014
KLCC Property Holdings BHD	6,800	5,661
KNM Group BHD	13,250	25,750
Kuala Lumpur Kepong BHD	8,100	43,630
Lafarge Malayan Cement BHD	5,670	7,427
Malayan Bank BHD	56,250	121,366
Malaysian Airline System BHD *	5,600	5,313
Malaysian Plantations BHD	12,700	10,766
MISC BHD	21,200	53,851
MMC Corp. BHD	13,000	10,981
Multi-Purpose Holdings BHD	4,700	2,143
Petronas Dagangan BHD	4,000	9,181
Petronas Gas BHD	9,300	28,320
PLUS Expressways BHD	28,700	22,749
PPB Group BHD	9,200	30,409
Public Bank BHD	20,000	64,881
Resorts World BHD	74,700	59,440
RHB Capital BHD	5,900	7,620
Sime Darby BHD	53,546	151,584
SP Setia BHD	14,100	12,687
Tanjong PLC	4,300	18,029
Telekom Malaysia, BHD	19,600	19,075
Tenaga Nasional BHD	24,600	61,359

The accompanying notes are an integral part of the financial statements.

21

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Malaysia (continued)
TM International Bhd *	19,600	$36,891
UEM World BHD	13,200	11,877
UMW Holdings BHD	9,800	17,995
YTL Corp. BHD	15,900	32,846
YTL Power International BHD	18,844	10,669
		1,470,414

Mexico - 1.00%
Alfa SA de CV	6,702	47,927
America Movil SA de CV	362,519	957,873
Axtel SAB de CV, ADR *	11,700	21,442
Banco Compartamos SA de CV, ADR (a)	4,600	17,217
Carso Global Telecom SAB de CV *	16,400	89,879
Cemex SA de CV *	149,371	369,766
Coca-Cola Femsa SA de CV	5,853	33,121
Controladora Comercial Mexicana SA de CV	6,929	20,794
Corp. GEO SA de CV, Series B *	9,052	30,290
Desarrolladora Homex SA de CV *	2,800	27,283
Empresas ICA Sociedad Controladora SA de CV *	11,400	71,386
Fomento Economico Mexicano SA de CV	44,355	201,881
Grupo Aeroportuario del Pacifico SA de CV, B Shares	9,100	26,957
Grupo Bimbo SA de CV	6,258	41,202
Grupo Carso SA de CV	11,588	54,046
Grupo Elektra SA de CV	1,900	69,916
Grupo Financiero Banorte SA de CV	27,375	128,738
Grupo Financiero Inbursa SA de CV	24,700	91,010
Grupo Mexico SA	134,048	304,149
Grupo Modelo SA (a)	10,217	52,001
Grupo Televisa SA	53,683	254,176
Industrias Penoles SA de CV	2,598	69,478
Kimberly-Clark de Mexico SA de CV	10,200	41,539
Telefonos de Mexico SA de CV	131,466	156,029
Telmex Internacional SAB de CV *	131,466	106,569
Urbi Desarrollos Urbanos SA de CV *	13,300	45,975
Wal-Mart de Mexico SA de CV, Series V	65,079	257,966
		3,588,610

Netherlands - 1.78%
Aegon NV	28,572	378,461
Akzo Nobel NV	5,306	364,737
ASML Holding NV	7,948	195,840
Corio NV	751	58,683
DSM NV	2,880	169,451
Fugro NV	1,001	85,521
Heineken Holding NV	2,216	101,669
Heineken NV	4,751	242,509
ING Groep NV	38,340	1,222,682
Koninklijke (Royal) KPN NV	37,659	646,286
Koninklijke (Royal) Philips Electronics NV	22,389	761,761
Koninklijke Ahold NV	24,509	329,543
Randstad Holdings NV	1,985	69,381
Reed Elsevier NV	12,003	202,399
SBM Offshore NV	2,798	103,246
SNS Reaal	2,627	50,998
TNT Post Group NV	7,795	266,566
TomTom NV *	994	28,593

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Netherlands (continued)
Unilever NV	34,416	$976,992
Wolters Kluwer NV	5,637	131,708
		6,387,026

New Zealand - 0.07%
Auckland International Airport, Ltd.	18,756	27,875
Contact Energy, Ltd.	5,539	33,730
Fletcher Building, Ltd.	9,717	47,027
Sky City Entertainment Group, Ltd.	8,831	20,596
Telecom Corp. of New Zealand, Ltd.	37,850	102,984
		232,212

Norway - 0.77%
Acergy SA	3,939	88,166
Aker Kvaerner ASA	3,351	79,117
Den Norske Bank ASA	15,199	193,375
Lighthouse Caledonia ASA *	452	532
Norsk Hydro ASA	14,691	214,602
Orkla ASA	16,961	217,790
Petroleum Geo-Services ASA *	3,465	85,040
ProSafe ASA *	3,700	36,686
Prosafe Production Public Ltd *	3,700	21,431
Renewable Energy Corp. ASA *	3,597	93,223
Statoil ASA	26,208	977,165
Storebrand ASA	9,741	72,294
Telenor ASA	17,209	323,691
Yara International ASA	4,091	362,256
		2,765,368

Peru - 0.13%
Cia de Minas Buenaventura SA	1,973	130,179
Credicorp SA	1,069	88,460
Credicorp, Ltd., ADR	76	6,241
Minsur SA	8,301	23,825
Southern Peru Copper Corp.	1,951	209,635
Volcan Compania Minera SA, CMN Series B	9,513	17,988
		476,328
Philippines - 0.07%
Ayala Corp.	3,369	19,323
Ayala Land, Inc.	117,600	25,147
Banco De Oro	8,500	8,141
Bank of the Philippine Islands	24,560	23,523
Filinvest Land, Inc.	112,500	1,754
Globe Telecommunications, Inc.	600	15,770
International Container Terminal Services, Inc.	19,722	12,959
Jollibee Foods Corp.	8,000	6,148
Manila Electric Company	4,840	4,151
Megaworld Corp.	189,000	5,136
Metropolitan Bank & Trust Company	12,400	9,115
Philippine Long Distance Telephone Company	1,250	66,683
PNOC Energy Development Corp.	125,199	14,501
SM Investments Corp.	3,138	17,125
SM Prime Holdings, Ltd.	98,916	15,423
		244,899

Poland - 0.33%
Agora SA	895	14,279
Bank BPH SA *	184	6,208

The accompanying notes are an integral part of the financial statements.

22

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Poland (continued)
Bank Millennium SA	6,188	$19,745
Bank Pekao SA	2,977	229,801
Bank Zachodni WBK SA	469	30,019
Bioton SA *	22,883	5,584
Boryszew SA *	430	682
BRE Bank SA *	190	31,562
Cersanit-Krasnystaw SA *	1,513	14,519
Computerland SA	64	657
Debica SA	118	4,374
Echo Investment SA *	4,850	9,900
Getin Holding SA *	3,666	15,637
Globe Trade Centre SA *	2,583	36,823
Grupa Lotos SA *	517	6,429
KGHM Polska Miedz SA *	2,559	120,082
Orbis SA	558	11,914
PBG SA *	188	22,619
Polimex Mostostal SA	9,197	22,830
Polish Oil & Gas Company	25,256	39,465
Polski Koncern Naftowy Orlen SA *	6,838	109,547
Powszechna Kasa Oszczednosci Bank Polski SA	10,649	229,166
Softbank SA	805	21,532
Telekomunikacja Polska SA	14,928	144,583
TVN SA	3,361	27,600
		1,175,557

Portugal - 0.21%
Banco BPI SA	7,076	29,354
Banco Comercial dos Acores SA	47,173	102,124
Banco Espirito Santo SA	4,938	77,047
Brisa Auto Estrada, SA	6,589	76,146
Cimpor-Cimentos De Portugal SA (a)	4,621	31,139
Electricidade de Portugal SA	34,523	180,186
Portugal Telecom, SGPS, SA	15,439	175,260
PT Multimedia.com, SGPS, SA	5,175	43,020
Sonae, SGPS, SA	15,740	18,958
		733,234

Russia - 1.99%
AFK Sistema, Reg. S, Spons. GDR	2,267	68,146
JSC MMC Norilsk Nickel, ADR	17,370	439,461
Lukoil Oil Company, ADR	10,185	1,004,241
Mechel Steel Group, ADR	2,349	116,369
Mobile Telesystems, SADR	4,139	317,089
NovaTek OAO, ADR	1,671	145,210
Novolipetsk Steel, ADR	1,822	103,854
OAO Gazprom, SADR	50,741	2,942,978
Polyus Gold Company ZAO, SADR (a)	3,254	90,299
RAO Unified Energy System, SADR (a)	2,400	244,800
Rostelecom, ADR (a)	1,268	91,968
Sberbank, ADR	1,600	505,600
Sberbank *	209	76,309
Severstal, ADR	4,250	110,075
Sibirtelecom, ADR	359	25,992
Surgutneftegaz, ADR (a)	15,310	168,410
Tatneft, ADR	1,397	210,598
UralsvyAzinform, ADR	1,226	13,118

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Russia (continued)
VolgaTelecom, ADR	636	$5,978
VTB Bank OJSC, GDR	18,195	126,455
Vympel Communicatii, SADR	9,590	284,631
Wimm-Bill-Dann Foods OJSC, ADR *	426	44,824
		7,136,405

Singapore - 0.82%
Ascendas, REIT *	21,469	34,873
Capitacommercial * (a)	21,000	29,481
Capitaland, Ltd.	38,275	160,352
CapitaMall Trust *	28,658	62,980
Chartered Semiconductor Manufacturing, Ltd. *	570	325
City Developments, Ltd.	10,285	82,096
ComfortDelGro Corp., Ltd.	37,731	41,598
Cosco Corp. Singapore, Ltd.	16,000	37,632
DBS Group Holdings, Ltd.	23,684	328,309
Fraser and Neave, Ltd.	16,900	56,269
Genting International PLC *	48,000	20,462
Golden Agri-Resources, Ltd.	100,000	66,150
Jardine Cycle and Carriage, Ltd. (a)	3,557	44,444
Keppel Corp., Ltd. (a)	22,980	188,157
Keppel Land, Ltd.	7,876	28,713
Neptune Orient Lines, Ltd. (a)	8,638	20,507
Olam International, Ltd.	14,300	25,540
Oversea-Chinese Banking Corp., Ltd. (a)	51,752	310,767
Parkway Holdings, Ltd.	17,935	30,583
SembCorp Industries, Ltd. (a)	18,604	56,883
SembCorp Marine, Ltd.	17,293	51,350
Singapore Airlines, Ltd.	11,260	121,658
Singapore Exchange, Ltd. (a)	16,399	83,288
Singapore Press Holdings, Ltd.	31,441	98,213
Singapore Technologies Engineering, Ltd.	27,798	56,186
Singapore Telecommunications, Ltd. (a)	165,410	440,104
Suntec Real Estate Investment Trust *	809	809
United Overseas Bank, Ltd. (a)	25,037	342,647
United Overseas Land, Ltd.	10,531	26,317
Venture Corp., Ltd. (a)	6,466	46,622
Wilmar International, Ltd. (a)	12,000	44,629
Yanlord Land Group, Ltd. (a)	9,000	12,238
		2,950,182

South Africa - 1.28%
ABSA Group, Ltd.	3,024	31,673
African Bank Investments, Ltd.	19,866	59,877
African Rainbow Minerals, Ltd.	2,722	97,339
Anglo Platinum, Ltd.	1,464	244,374
AngloGold Ashanti, Ltd.	4,935	169,448
Aspen Pharmacare Holdings, Ltd. *	7,735	31,414
Aveng, Ltd.	7,164	53,067
Barloworld, Ltd.	4,271	43,637
Bidvest Group, Ltd. *	6,303	79,194
FirstRand, Ltd.	58,511	99,387
Foschini, Ltd.	3,862	14,575
Gold Fields, Ltd.	12,849	163,279
Harmony Gold Mining Company, Ltd. *	7,164	86,920
Hulamin, Ltd.	73	194
Impala Platinum Holdings, Ltd.	11,348	447,833

The accompanying notes are an integral part of the financial statements.

23

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

South Africa (continued)
Imperial Holdings, Ltd. *	3,712	$25,007
Investec, Ltd.	3,548	21,388
Kumba Iron Ore, Ltd.	1,637	65,856
Kumba Resources, Ltd.	3,584	66,119
Liberty Group, Ltd. *	2,285	18,122
Massmart Holdings, Ltd.	4,162	32,796
Mittal Steel South Africa, Ltd.	4,327	123,234
MTN Group, Ltd.	31,372	498,827
Murray & Roberts Holdings, Ltd.	7,400	82,213
Naspers, Ltd.	8,527	186,222
Nedbank Group, Ltd.	4,305	50,555
Network Healthcare Holdings, Ltd. *	23,875	22,411
Pick’n Pay Stores, Ltd.	7,690	26,517
Pretoria Portland Cement Company, Ltd.	11,048	40,481
Remgro, Ltd.	9,250	221,976
Reunert, Ltd.	3,548	22,203
RMB Holdings, Ltd.	6,984	18,731
Sanlam, Ltd.	46,616	98,828
Sappi, Ltd.	5,108	61,942
Sasol, Ltd.	12,431	731,889
Shoprite Holdings, Ltd.	9,221	46,505
Standard Bank Group, Ltd.	24,453	238,284
Steinhoff International Holdings, Ltd. *	20,743	42,175
Telkom SA, Ltd.	6,099	110,218
Tiger Brands, Ltd.	3,408	61,370
Truworths International, Ltd.	9,550	27,991
Woolworths Holdings, Ltd.	15,999	20,842
		4,584,913

South Korea - 2.44%
Amorepacific Corp. (a)	90	55,753
Asiana Airlines (a)	566	2,976
Cheil Industries, Inc.	1,160	53,783
CJ CheilJedang Corp. *	195	50,985
Daegu Bank	2,740	36,409
Daelim Industrial Company (a)	580	59,328
Daewoo Engineering & Construction
Company, Ltd.	4,411	66,626
Daewoo International Corp.	1,020	42,855
Daewoo Securities Company, Ltd.	2,380	42,888
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	2,010	78,590
DC Chemical Company, Ltd. (a)	270	91,114
Dongbu Insurance Company, Ltd.	800	29,368
Dongkuk Steel Mill Company, Ltd.	760	32,767
Doosan Corp. * (a)	160	26,767
Doosan Heavy Industries and Construction
Company, Ltd. (a)	670	63,410
Doosan Infracore Company, Ltd. (a)	1,610	46,635
GS Engineering & Construction Corp.	750	82,095
GS Holdings Corp.	1,340	51,240
Hana Financial Group, Inc.	2,890	111,202
Hanjin Heavy Industries & Construction
Company, Ltd.	657	28,263
Hanjin Shipping Company, Ltd. (a)	1,060	41,141
Hankook Tire Company, Ltd.	2,050	28,514
Hanwha Chem Corp. (a)	1,452	16,102

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

South Korea (continued)
Hanwha Corp.	970	$34,310
Hite Brewery Company, Ltd.	370	41,561
Honam Petrochemical Corp.	270	19,255
Hynix Semiconductor, Inc. *	6,980	166,818
Hyosung Corp.	460	32,717
Hyundai Department Store Company, Ltd.	320	25,911
Hyundai Development Company	1,320	66,880
Hyundai Engineering & Construction Company, Ltd. (a)	930	61,790
Hyundai Heavy Industries	870	269,471
Hyundai Mipo Dockyard	300	58,793
Hyundai Mobis	1,140	92,307
Hyundai Motor Company, Ltd. (a)	3,190	216,519
Hyundai Securities Company, Ltd. (a)	2,994	36,207
Hyundai Steel Company	1,080	81,357
Industrial Bank of Korea	4,450	67,853
Kangwon Land, Inc.	2,790	61,078
KCC Corp. (a)	140	58,286
Kia Motors Corp. *	3,770	39,825
Kookmin Bank, SADR	554	32,415
Kookmin Bank	6,380	376,926
Korea Electric Power Corp., ADR	744	10,810
Korea Electric Power Corp. (a)	4,950	145,512
Korea Exchange Bank	5,560	76,274
Korea Gas Corp.	630	45,893
Korea Investment Holdings Company, Ltd.	860	34,407
Korea Line Corp.	180	30,285
Korea Zinc Company, Ltd.	260	35,543
Korean Air Lines Company, Ltd. (a)	717	33,723
Korean Reinsurance Company, Ltd.	24	276
KT Corp., SADR	266	5,671
KT Corp. (a)	2,650	113,367
KT Freetel Company, Ltd. * (a)	1,520	40,759
KT&G Corp.	2,240	192,725
Kumho Industrial Company, Ltd. (a)	700	16,094
LG Chem, Ltd.	1,109	106,018
LG Corp.	1,910	123,980
LG Dacom Corp.	700	11,142
LG Electronics, Inc. (a)	1,910	216,371
LG Household & Health Care, Ltd.	240	47,034
LG Philips LCD Company, Ltd., ADR	57	1,065
LG Philips LCD Company, Ltd.	3,600	134,907
LG Telecom, Ltd.	2,476	18,770
Lotte Confectionery Company, Ltd.	20	24,263
Lotte Shopping Company, Ltd.	250	74,447
LS Cable, Ltd. (a)	370	32,400
Mirae Asset Securities Company, Ltd. (a)	440	43,115
NHN Corp. * (a)	804	140,271
POSCO	1,230	639,663
Pusan Bank	2,410	32,255
Samsung Card Company, Ltd.	660	29,150
Samsung Corp.	2,720	147,175
Samsung Electro-Mechanics Company, Ltd.	1,260	46,736
Samsung Electronics Company, Ltd.	2,260	1,350,318
Samsung Engineering Company, Ltd.	630	47,157
Samsung Fire & Marine Insurance Company, Ltd.	740	154,572

The accompanying notes are an integral part of the financial statements.

24

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

South Korea (continued)
Samsung Heavy Industries Company, Ltd. (a)	3,520	$125,516
Samsung SDI Company, Ltd. *	680	54,345
Samsung Securities Company, Ltd.	1,310	81,777
Samsung Techwin Company, Ltd.	1,140	50,513
Shinhan Financial Group Company, Ltd., SADR	175	15,682
Shinhan Financial Group Company, Ltd.	6,960	314,715
Shinsegae Company, Ltd. (a)	290	156,082
SK Corp.	762	93,971
SK Energy Company, Ltd.	1,337	148,903
SK Networks Company, Ltd. *	2,070	35,620
SK Telecom Company, Ltd., ADR	657	13,646
SK Telecom Company, Ltd. (a)	800	145,691
S-Oil Corp.	880	56,533
STX Pan Ocean Company, Ltd. (a)	25,400	50,385
STX Shipbuilding Company, Ltd. (a)	910	26,316
Taihan Electric Wire Company, Ltd. (a)	400	16,825
Tong Yang Investment Bank	1,987	22,414
Woongjin Coway Company, Ltd.	990	29,055
Woori Finance Holdings Company, Ltd.	5,630	89,613
Woori Investment & Securities Company, Ltd. (a)	1,740	31,605
		8,740,445

Spain - 2.77%
Abertis Infraestructuras SA	5,088	120,723
Acciona SA (a)	525	124,691
Acerinox SA (a)	2,737	63,045
ACS Actividades SA (a)	3,990	200,461
Banco Bilbao Vizcaya Argentaria SA	71,555	1,371,070
Banco de Sabadell SA (a)	18,449	155,983
Banco Popular Espanol SA (a)	16,136	223,313
Banco Santander Central Hispano SA	125,689	2,309,390
Bankinter SA, ADR	5,302	60,354
Cintra Concesiones de Infraestructuras de Transporte SA	3,941	44,179
Corporacion Mapfre SA (a)	8,536	40,856
Criteria Caixacorp SA * (a)	11,675	70,034
Enagas (a)	2,918	82,697
Fomento de Construcciones SA	777	46,169
Gamesa Corporacion Tecnologica SA	3,163	155,475
Gas Natural SDG SA (a)	2,082	121,417
Gestevision Telecinco SA (a)	1,724	22,041
Grifols SA	2,569	82,068
Grupo Ferrovial SA	1,077	66,674
Iberdrola Renovables *	15,068	116,721
Iberdrola SA (a)	70,250	941,250
Iberia Lineas Aereas de Espana SA (a)	7,171	17,161
Indra Sistemas SA (a)	1,851	48,144
Industria de Diseno Textil SA	4,124	189,986
Promotora de Informaciones SA	955	10,225
Red Electrica De Espana (a)	1,965	127,929
Repsol YPF SA	15,394	606,655
Sacyr Vallehermoso SA (a)	1,346	41,197
Telefonica SA	86,338	2,294,582
Union Fenosa SA (a)	2,005	116,864
Zardoya Otis SA (a)	1,940	40,257

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Spain (continued)
Zardoya Otis SA *	194	$4,026
		9,915,637

Sweden - 1.44%
Alfa Laval AB	7,668	119,366
Assa Abloy AB - Series B	6,301	91,286
Atlas Copco AB, Series A, ADR	13,021	191,884
Atlas Copco AB, Series B, ADR	7,502	99,965
Boliden AB	6,000	48,917
Electrolux AB, Series B	4,999	63,915
Ericsson LM, Series B	57,750	602,197
Getinge AB, Series B (a)	3,331	81,582
Hennes & Mauritz AB, B shares	10,268	556,667
Holmen AB, Series B	1,129	33,181
Husqvarna AB, B Shares	5,579	48,866
Investor AB, B shares	9,200	194,389
Lundin Petroleum AB, Series A *	4,812	71,112
Modern Times Group AB, Series B	1,026	60,394
Nordea Bank AB	40,698	561,566
Sandvik AB	18,479	253,139
Scania AB, Series B	7,348	100,658
Securitas AB, Series B	6,101	70,913
Skandinaviska Enskilda Banken AB, Series A	9,333	173,567
Skanska AB, Series B	7,341	105,438
SKF AB, B Shares	8,048	126,284
SSAB Svenskt Stal AB, Series A	3,427	110,962
SSAB Svenskt Stal AB, Series B	1,557	44,468
Svenska Cellulosa AB, ADR	10,924	154,633
Svenska Handelsbanken AB, Series A	9,561	227,815
Swedbank AB, A shares	7,300	141,213
Swedish Match AB	5,347	109,649
Tele2 AB, Series B	6,023	118,011
Teliasonera AB	43,557	322,567
Volvo AB, Series A	707	8,364
Volvo AB, Series B	21,180	260,246
		5,153,214

Switzerland - 5.05%
ABB, Ltd. *	44,947	1,278,606
Actelion, Ltd. *	2,233	119,568
Adecco SA	2,791	138,519
Baloise Holding AG	1,031	108,595
Compagnie Financiere Richemont AG, Series A *	10,855	604,620
Credit Suisse Group AG	21,504	987,262
EFG International, ADR (a)	1,265	34,611
Geberit AG, ADR	909	133,919
Givaudan AG	150	134,061
Holcim, Ltd.	4,523	366,383
Julius Baer Holding AG	4,477	302,396
Kuehne & Nagel International AG	1,143	108,588
Lindt & Spruengli AG, ADR	21	57,991
Logitech International SA *	3,932	105,849
Lonza Group AG	952	132,053
Nestle SA	80,060	3,617,610
Nobel Biocare Holding AG, Series BR	2,540	82,947
Novartis AG	47,311	2,605,104

The accompanying notes are an integral part of the financial statements.

25

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Switzerland (continued)
Pargesa Holding SA, ADR	656	$73,142
Phonak Holding AG	990	82,084
Roche Holdings AG - Genusschein	14,333	2,581,638
Schindler Holding AG	1,198	89,303
Societe Generale de Surveillance Holdings AG	99	141,685
Straumann Holding AG	208	49,844
Sulzer AG	630	79,987
Swatch Group AG, BR shares	675	168,659
Swatch Group AG	1,299	60,782
Swiss Life Holding *	770	205,776
Swiss Re	7,463	497,144
Swisscom AG	510	170,116
Syngenta AG	2,186	710,977
Synthes AG	1,259	173,528
UBS AG *	60,571	1,271,247
Unaxis Holding AG *	164	45,513
Zurich Financial Services AG	3,001	768,207
		18,088,314

Taiwan - 1.85%
Acer Sertek, Inc.	44,660	87,987
Advanced Semiconductor Engineering, Inc.	77,319	69,542
Advantech Company, Ltd.	6,200	15,933
Asia Cement Corp.	32,000	47,969
Asia Optical Company, Inc.	3,029	5,778
Asustek Computer, Inc.	61,935	168,544
AU Optronics Corp.	120,349	189,129
BenQ Corp. *	23,400	15,573
Catcher Technology Company, Ltd.	10,400	29,638
Cathay Financial Holdings Company, Ltd.	106,000	230,488
Cathay Real Estate Development Company, Ltd.	14,000	7,818
Chang Hwa Commercial Bank, Ltd.	77,000	54,795
Cheng Shin Rubber Industry Company, Ltd.	13,910	18,812
Cheng Uei Precision Industry Company, Ltd.	6,300	10,772
Chi Mei Optoelectronics Corp.	83,040	95,890
China Airlines, Ltd.	18,537	8,061
China Development Financial Holdings Corp.	173,040	69,836
China Motor Company, Ltd.	8,040	5,192
China Steel Corp.	164,830	254,416
Chinatrust Finance Holding Company, Ltd. *	142,000	137,074
Chunghwa Picture Tubes, Ltd. *	123,000	32,216
Chunghwa Telecom Company, Ltd. *	89,636	231,820
CMC Magnetics Corp. *	52,000	14,699
Compal Communications, Inc.	3,150	3,809
Compal Electronics, Inc.	64,295	69,478
Delta Electronics, Inc.	29,350	81,708
D-Link Corp.	10,608	14,329
E.Sun Financial Holding Company, Ltd. *	53,000	28,811
Epistar Corp.	7,751	13,994
Eternal Chemical Company, Ltd.	10,080	8,369
EVA Airways Corp. *	19,000	8,169
Evergreen Marine Corp.	22,000	17,468
Everlight Electronics Company, Ltd.	4,000	10,332
Far Eastern Department Stores Company, Ltd.	13,000	13,834
Far Eastern Textile, Ltd.	52,530	68,447

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Taiwan (continued)
Far EasTone Telecommunications Company, Ltd.	12,927	$20,549
Firich Enterprises Company, Ltd.	1,000	5,551
First Financial Holding Company, Ltd.	84,660	92,880
Formosa Chemicals & Fibre Corp.	56,000	110,328
Formosa Petrochemical Corp.	24,000	63,414
Formosa Plastic Corp.	81,000	195,341
Formosa Taffeta Company, Ltd.	16,000	15,788
Foxconn Technology Company, Ltd.	8,050	37,262
Fubon Group Company, Ltd.	69,000	70,471
Fuhwa Financial Holdings Company, Ltd. *	112,060	78,453
HannStar Display Corp. *	79,488	28,938
High Tech Computer Corp.	9,100	203,868
Hon Hai Precision Industry Company, Ltd.	99,816	491,632
Hua Nan Financial Holdings Company, Ltd.	69,000	63,083
InnoLux Display Corp.	28,513	51,196
Inotera Memories, Inc.	58,300	34,189
Inventec Appliances Corp.	3,150	6,040
Inventec Company, Ltd.	27,300	16,100
KGI Securities Company, Ltd.	44,000	32,036
Kinsus Interconnect Technology Corp.	4,400	9,712
Largan Precision Company, Ltd.	2,040	26,077
Lite-On Technology Corp.	35,944	36,177
Macronix International Company, Ltd.	52,913	23,185
MediaTek, Inc.	15,750	181,613
Mega Financial Holding Company, Ltd.	151,000	119,395
Mitac International	24,346	16,483
Mosel Vitelic, Inc.	17,510	11,393
Motech Industries, Inc.	2,425	18,855
Nan Ya Plastics Corp.	100,000	212,500
Nan Ya Printed Circuit Board Corp.	3,079	15,419
Nanya Technology Corp.	54,168	24,360
Novatek Microelectronics Corp., Ltd.	8,159	23,708
Pan-International Industrial Company, Ltd.	5,000	6,606
Polaris Securities Company, Ltd. *	34,760	20,842
Pou Chen Corp.	37,735	32,945
Powerchip Semiconductor Corp.	140,613	40,026
Powertech Technology, Inc.	8,050	28,245
President Chain Store Corp.	9,000	29,948
ProMOS Technologies, Inc.	109,000	21,116
Quanta Computer, Inc.	38,680	59,894
Realtek Semiconductor Corp.	7,875	16,138
Richtek Technology Corp.	1,000	7,775
Shin Kong Financial Holding Company, Ltd.	69,511	46,374
Siliconware Precision Industries Company	51,907	76,527
Sino-American Silicon Products, Inc.	3,000	13,738
SinoPac Holdings Company, Ltd.	126,000	54,588
Synnex Technology International Corp.	14,700	30,269
Taishin Financial Holdings Company, Ltd. *	87,000	37,118
Taiwan Cellular Corp.	37,242	69,323
Taiwan Cement Corp.	45,550	61,528
Taiwan Cooperative Bank	24,000	22,298
Taiwan Fertilizer Company, Ltd.	12,000	45,070
Taiwan Glass Industrial Corp.	15,960	16,984
Taiwan Secom Company, Ltd.	4,000	7,604
Taiwan Semiconductor Manufacturing Company, Ltd. *	423,004	905,850

The accompanying notes are an integral part of the financial statements.

26

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Taiwan (continued)
Tatung Company, Ltd. *	73,000	$29,462
Teco Electric & Machinery Company, Ltd.	32,000	17,922
Transcend Information, Inc.	4,000	10,292
Tripod Technology Corp.	6,840	17,104
Tung Ho Steel Enterprise Corp.	12,000	21,546
U-Ming Marine Transport Corp.	9,000	23,721
Unimicron Technology Corp.	15,300	17,390
Uni-President Enterprises Corp.	45,180	54,330
United Microelectronics Corp.	243,311	129,058
Vanguard International Semiconductor Corp.	17,168	12,585
Via Technologies, Inc. *	19,000	13,364
Wafer Works Corp.	3,000	11,218
Walsin Lihwa Corp.	57,000	20,563
Wan Hai Lines, Ltd.	24,000	18,502
Winbond Electronics Corp.	60,000	12,651
Wintek Corp. *	21,000	12,834
Wistron Corp.	20,138	28,794
Ya Hsin Industrial Company, Ltd. *	14,000	0
Yageo Corp.	45,000	13,921
Yang Ming Marine Transport Corp.	23,183	15,276
Yulon Motor Company, Ltd.	14,208	14,417
Zinwell Corp.	4,000	10,147
		6,632,629

Thailand - 0.21%
Advanced Info Service PCL	16,300	45,095
Airports of Thailand PLC (a)	8,000	11,664
Bangkok Bank PCL, Foreign Shares	19,400	69,628
Bangkok Bank PCL	11,000	39,151
Bangkok Expressway PCL	4,000	1,950
Bank of Ayudhya PCL *	23,200	15,265
Banpu PCL, Reg.	2,700	43,607
BEC World PCL	13,900	10,185
C.P. Seven Eleven PCL	41,305	13,219
IRPC PCL	149,200	18,117
Kasikornbank PCL	32,300	69,556
Krung Thai Bank PCL	52,000	13,142
Land & Houses PCL, Foreign Shares	81,600	18,060
PTT Exploration & Production PCL	21,300	122,952
PTT PCL	15,600	140,906
Ratchaburi Electricity Generating Holding PCL	6,900	8,668
Siam Cement PCL	2,900	16,740
Siam Cement PCL	8,600	51,186
Siam Commercial Bank PCL	15,900	36,855
Thai Oil Public Company, Ltd.	6,800	10,576
		756,522

Turkey - 0.21%
Adana Cimento Sanayii Turk Anonim Sirketi, Class A	667	2,180
Akbank AS (a)	19,097	66,169
Aksigorta AS	2,477	8,340
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	4,480	38,807
Arcelik AS (a)	2,015	7,048
Asya Katilim Bankasi AS *	2,442	4,590
Asya Katilim Bankasi AS *	1,221	1,297
Aygaz AS *	898	2,099

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Turkey (continued)
Cimsa Cimento Sanayi ve Ticaret AS	485	$1,760
Dogan Sirketler Grubu Holdings AS * (a)	10,506	12,792
Dogan Yayin Holding AS *	4,344	5,076
Eregli Demir ve Celik Fabrikalari TAS (a)	14,705	120,168
Ford Otomotiv Sanayi AS	1,415	10,118
HACI Omer Sabanci Holdings, AS (a)	8,960	30,606
Is Gayrimenkul Yatirim Ortakligi AS (a)	3,116	2,215
KOC Holdings AS *	8,032	21,923
Migros Turk TAS (a)	1,956	32,288
Petkim Petrokimya Holding AS *	1,258	5,140
Tofas Turk Otomobil Fabrik AS	2,534	7,372
Tupras Turkiye Petrol Rafine AS (a)	2,491	57,507
Turk Sise ve Cam Fabrikalari AS * (a)	6,703	7,121
Turkcell Iletisim Hizmetleri AS (a)	10,931	62,529
Turkiye Garanti Bankasi AS *	44,326	102,149
Turkiye Halk Bankasi AS	6,564	31,112
Turkiye Is Bankasi AS	19,142	62,571
Turkiye Vakiflar Bankasi Tao	21,422	27,834
Ulker Gida Sanayi ve Ticaret AS	1,254	2,685
Yapi ve Kredi Bankasi AS * (a)	11,734	21,479
		754,975

United Kingdom - 15.29%
3i Group PLC	8,193	134,634
Alliance & Leicester PLC	3,386	19,896
AMEC PLC	6,776	120,121
Anglo American PLC	26,914	1,890,209
Antofagasta PLC	7,925	103,868
Associated British Foods PLC	7,159	108,159
AstraZeneca Group PLC	29,281	1,249,286
Astro All Asia Networks PLC, GDR	9,300	9,677
Aviva PLC	54,498	543,845
BAE Systems PLC	73,097	644,272
Barclays PLC	132,029	766,592
Barclays PLC *	28,291	5,353
Berkeley Group Holdings PLC *	1,880	25,539
BG Group PLC	67,196	1,749,345
BHP Billiton PLC	44,353	1,696,214
BICC PLC	8,190	69,331
BP PLC	379,362	4,407,223
British Airways PLC	12,413	53,220
British American Tobacco PLC	31,229	1,081,718
British Energy Group PLC	20,979	297,732
British Land Company PLC	9,665	136,395
British Sky Broadcasting Group PLC	23,152	217,664
BT Group PLC	158,206	629,930
Bunzl PLC	7,765	101,230
Burberry Group PLC	9,393	84,754
Cable & Wireless PLC	55,769	167,514
Cadbury PLC	26,982	339,931
Cairn Energy PLC *	2,629	169,403
Capita Group PLC	12,348	169,093
Carnival PLC	3,757	120,108
Carphone Warehouse	7,329	28,890
Cattles PLC	156	416
Centrica PLC	78,275	483,717
Cobham PLC	23,746	93,556

The accompanying notes are an integral part of the financial statements.

27

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

United Kingdom (continued)
Compass Group PLC (a)	41,036	$310,194
Daily Mail and General Trust PLC	5,636	35,222
Diageo PLC	51,681	951,173
Enterprise Inns PLC	12,057	97,504
Eurasian Natural Resources Corp. *	7,154	189,948
FirstGroup PLC	8,408	87,087
Friends Provident Ethical Investment Trust PLC	36,691	74,691
GKN PLC	14,532	64,549
GlaxoSmithKline PLC	109,922	2,436,892
Group 4 Securicor PLC	23,995	96,784
Hammerson PLC	5,658	100,584
Hays PLC	26,991	48,655
HBOS PLC	83,156	457,151
Home Retail Group	17,436	75,711
HSBC Holdings PLC	247,047	3,817,314
ICAP PLC	10,726	115,796
IMI PLC	6,290	54,688
Imperial Tobacco Group PLC	27,471	1,023,776
Inchcape PLC	9,501	60,464
Intercontinental Hotels Group PLC	6,302	84,479
International Power PLC	30,830	265,286
Invensys PLC *	14,966	77,655
Investec PLC	8,372	51,361
ITV PLC	56,470	50,278
J Sainsbury PLC	21,015	133,215
Johnson Matthey PLC	4,456	163,845
Kazakhmys PLC	4,114	130,456
Kingfisher PLC	47,331	105,872
Ladbrokes PLC	13,201	67,512
Land Securities Group PLC	10,081	247,384
Legal & General Group PLC	136,644	272,719
Liberty International PLC	4,993	85,729
Lloyds TSB Group PLC	116,867	723,368
Logicacmg PLC	32,031	68,905
London Stock Exchange Group PLC	3,199	49,701
Lonmin PLC, ADR	3,141	199,642
Man Group PLC, ADR	36,131	449,077
Marks & Spencer Group PLC	34,181	223,654
Meggitt PLC	12,001	50,796
Mitchells & Butlers PLC	6,359	25,966
Mondi PLC	7,192	42,475
National Express Group PLC	2,707	51,331
National Grid PLC	51,660	679,648
Next Group PLC	4,029	77,804
Old Mutual PLC	105,248	194,544
Pearson PLC	17,730	217,014
Persimmon PLC	6,069	38,200
Prudential PLC	51,373	545,404
Punch Taverns PLC	5,255	32,762
Reckitt Benckiser PLC	12,813	649,524
Reed Elsevier PLC	22,507	258,224
Rentokil Initial PLC	38,651	76,410
Rexam PLC	13,152	101,513
Rio Tinto PLC	20,050	2,399,789
Rolls-Royce Group PLC *	39,163	266,393

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

United Kingdom (continued)
Rolls-Royce Group PLC *	3,132,505	$6,240
Royal & Sun Alliance PLC	72,069	180,300
Royal Bank of Scotland Group PLC	332,263	1,422,908
Royal Dutch Shell PLC, A Shares	71,554	2,940,286
Royal Dutch Shell PLC, B Shares	55,453	2,231,171
SABMiller PLC	18,070	414,636
Schroders PLC	2,213	40,289
Scottish & Southern Energy PLC	18,105	505,956
Segro PLC, REIT	8,069	63,245
Serco Group PLC	9,191	81,970
Severn Trent PLC	4,464	114,168
Shire, Ltd.	11,240	184,368
Smith & Nephew PLC	19,877	219,340
Smiths Group PLC	7,800	168,726
Stagecoach Group PLC	10,287	57,372
Standard Chartered PLC	28,330	806,936
Standard Life PLC	43,276	180,804
Tate & Lyle PLC	10,137	80,261
Taylor Woodrow PLC	21,706	26,806
Tesco PLC	161,628	1,188,919
The Sage Group PLC	26,835	111,713
Thomas Cook Group PLC	10,654	49,658
Thomson Reuters PLC *	4,061	108,715
Tomkins PLC	17,423	52,403
TUI Travel PLC	12,323	50,318
Tullow Oil PLC	15,600	296,746
Unilever PLC	27,479	782,149
United Business Media PLC	5,413	58,815
United Utilities PLC	18,145	248,116
Vedanta Resources PLC	2,893	126,024
Vodafone Group PLC	1,067,649	3,171,818
Whitbread PLC	4,333	106,330
William Hill PLC	6,607	42,145
William Morrison Supermarket PLC	48,917	259,423
Wolseley PLC	13,546	101,586
WPP Group PLC	22,951	221,375
Xstrata PLC	13,054	1,046,304
		54,723,292

United States - 0.03%
Groupe Aeroplan, Inc.	1,735	29,351
TMX Group, Inc. (a)	1,676	69,196
		98,547
TOTAL COMMON STOCKS (Cost $297,812,499)		$334,726,458

PREFERRED STOCKS - 1.95%

Brazil - 1.65%
Aracruz Celulose SA (h)	6,600	48,252
Banco Bradesco SA (h)	25,372	522,127
Banco do Estado do Rio Grande do Sul (h)	3,653	21,078
Banco Itau Holding Financeira SA (h)	25,750	523,642
Bradespar SA (h)	5,000	136,704
Brasil Telecom Participacoes SA (h)	2,500	36,819
Brasil Telecom SA (h)	3,515	37,889
Braskem SA, A Shares (h)	2,500	19,899
Centrais Eletricas Brasileiras SA (h)	2,400	38,999

The accompanying notes are an integral part of the financial statements.

28

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
PREFERRED STOCKS (continued)

Brazil (continued)
Cia Brasileira de Distribuicao Grupo Pao de Acucar (h)	600	$12,767
Cia de Bebidas das Americas (h)	2,910	183,829
Cia Energetica de Minas Gerais (h)	5,871	142,389
Cia Energetica de Sao Paulo (h)	3,018	61,749
Cia Paranaense de Energia (h)	2,500	50,839
Cia Vale do Rio Doce (h)	32,868	977,982
Companhia de Bebidas das Americas, ADR (a)(h)	752	47,639
Duratex SA (h)	1,600	33,934
Eletropaulo Metropolitana de Sao Paulo SA (h)	1,598	37,301
Fertilizantes Fosfatados SA (h)	800	60,782
Gerdau SA (h)	9,600	229,954
Gol Linhas Aereas Inteligentes SA (h)	900	10,061
Investimentos Itau SA (h)	43,900	278,500
Klabin SA (h)	11,000	41,102
Lojas Americanas SA (h)	5,000	32,749
Metalurgica Gerdau SA (h)	5,800	188,136
Net Servicos de Comunicacao SA * (h)	3,875	49,069
Petroleo Brasileiro SA (h)	50,600	1,458,565
Sadia SA, ADR (h)	8,000	56,690
Suzano Papel e Celulose SA (h)	2,600	42,120
Tam SA (h)	1,211	22,904
Tele Norte Leste Participacoes SA (h)	4,500	112,816
Telemar Norte Leste SA, Series A (h)	1,100	60,383
Telesp Celular Participacoes SA * (h)	10,400	66,756
Tim Participacoes SA (h)	11,129	31,656
Usinas Siderurgicas de Minas Gerais SA, Series A (h)	4,125	203,278
Votorantim Celulose e Papel SA (h)	1,300	34,959
		5,914,318

Germany - 0.20%
Bayerische Motoren Werke (BMW) AG (h)	268	10,637
Porsche Automobil Holding SE (h)	1,857	286,206
RWE AG (h)	827	83,268
Volkswagen AG (h)	2,221	321,816
		701,927

Italy - 0.01%
IFI-Istituto Finanziario Industriale SpA * (h)	776	15,455
Unipol SpA (h)	14,678	28,333
		43,788

Malaysia - 0.00%
Malaysian Airline System BHD * (h)	1,400	330

Russia - 0.02%
Surgutneftegaz SADR (h)	13,580	76,048

South Korea - 0.07%
Hyundai Motor Company (h)	710	19,412
LG Electronics, Inc. (h)	370	18,747
Samsung Electronics Company, Ltd. (h)	450	194,015
		232,174
TOTAL PREFERRED STOCKS (Cost $4,252,158)		$6,968,585

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value
WARRANTS - 0.00%

Hong Kong - 0.00%
China Overseas Land & Investment, Ltd. (Expiration Date: 08/27/2008, Strike Price: HKD 12.50)	6,000	$847

Indonesia - 0.00%
Bank Pan Indonesia Tbk PT (Expiration Date: 07/10/2009, Strike Price: IDR 400.00)	16,560	763
TOTAL WARRANTS (Cost $157)		$1,610

RIGHTS - 0.00%

Hong Kong - 0.00%
CITIC Resources Holdings, Ltd. (Expiration Date 07/07/2008, Strike Price HKD 3.20)	5,700	59

Israel - 0.00%
Koor Industries, Ltd. (Expiration Date 06/29/2008, Strike Price ILS 16,200.00)	24	411

Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date: 01/29/2010, Strike Price: JPY 1.00)	4,466	1,623

Malaysia - 0.00%
IOI Properties BHD	350	0

South Africa - 0.00%
AngloGold Ashanti, Ltd.	1,216	10,374

Switzerland - 0.00%
UBS AG (Expiration Date 06/17/2008, Strike Price CHF 21.00)	10	9

United Kingdom - 0.00%
HBOS PLC (Expiration Date 07/18/2008, Strike Price GBP 2.75)	33,262	7,122
TOTAL RIGHTS (Cost $13,535)		$19,598

SHORT TERM INVESTMENTS - 11.37%
AIM Short-Term Investment Trust, STIC Prime Portfolio, Institutional Class	$5,067,564	$5,067,564
John Hancock Cash Investment Trust, 2.5657% (c)(f)	35,635,540	35,635,540
TOTAL SHORT TERM INVESTMENTS (Cost $40,703,104)		$40,703,104

Total Investments (International Equity Index Trust A) (Cost $342,781,453) - 106.82%		$382,419,355
Liabilities in Excess of Other Assets - (6.82)%		(24,426,850)
TOTAL NET ASSETS - 100.00%		$357,992,505

The portfolio had the following five top industry concentrations as of June 30, 2008 (as a percentage of total net assets):

Banking	11.88%
International Oil	6.58%
Telecommunications Equipment & Services	5.79%
Mining	4.98%
Insurance	4.36%

The accompanying notes are an integral part of the financial statements.

29

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B
	Shares or Principal Amount	Value
COMMON STOCKS - 93.91%

Argentina - 0.01%
Petrobras Energia Participaciones SA, ADR, B Shares	2,864	$34,368
Telecom Argentina SA, ADR, B Shares *	2,458	35,027
		69,395

Australia - 4.68%
AGL Energy, Ltd.	10,525	144,284
Alumina, Ltd.	32,878	149,398
Amcor, Ltd.	20,939	101,369
AMP, Ltd.	49,425	316,981
Aristocrat Leisure, Ltd.	10,704	65,878
Asciano Group	16,372	54,462
Australia and New Zealand Banking Group, Ltd.	53,424	958,743
Australian Stock Exchange, Ltd. (a)	5,139	154,692
Axa Asia Pacific Holdings, Ltd. (a)	24,429	109,600
Babcock & Brown, Ltd. (a)	7,199	51,760
Bendigo Bank, Ltd.	8,461	88,655
BHP Billiton, Ltd.	94,564	3,961,569
Billabong International, Ltd. (a)	5,126	53,072
Bluescope Steel, Ltd.	18,796	204,333
Boart Longyear Group	38,217	81,700
Boral, Ltd. (a)	18,096	98,015
Brambles, Ltd.	38,488	322,106
Caltex Australia, Ltd. (a)	4,160	52,083
Centro Properties Group, Ltd. * (a)	26,179	6,149
Centro Retail Group	40,025	12,087
CFS Gandel Retail Trust	40,162	71,227
CFS Retail Property Trust, REIT	1,012	2,047
Coca-Cola Amatil, Ltd.	16,312	109,619
Cochlear, Ltd. (a)	1,647	68,919
Commonwealth Bank of Australia, Ltd.	36,794	1,416,898
Computershare, Ltd.	13,781	121,675
Crown, Ltd. (a)	13,208	117,629
CSL, Ltd.	14,732	504,185
CSR, Ltd. (a)	28,618	67,216
Dexus Property Group, REIT	89,828	118,837
Fortescue Metals Group, Ltd. *	34,730	396,197
Foster’s Group, Ltd. (a)	53,895	261,949
General Property Trust, Ltd.	52,565	111,869
Goodman Fielder, Ltd.	30,583	41,192
Harvey Norman Holding, Ltd.	14,041	41,593
Incitec Pivot, Ltd.	1,611	285,711
James Hardie Industries, Ltd.	14,298	58,117
John Fairfax Holdings, Ltd. (a)	34,909	98,054
Leighton Holdings, Ltd. (a)	4,087	199,230
Lend Lease Corp.	11,008	100,779
Lion Nathan, Ltd.	9,083	74,448
Macquarie Airports, Ltd. (a)	22,546	44,524
Macquarie Goodman Group, Ltd. (a)	41,130	121,836
Macquarie Group, Ltd. (a)	7,705	359,276
Macquarie Infrastructure Group, Ltd. (a)	60,167	133,815
Macquarie Office Trust	64,508	48,236
Metcash, Ltd.	20,807	73,802
Mirvac Group, Ltd.	31,349	88,956
National Australia Bank, Ltd.	45,417	1,153,783
Newcrest Mining, Ltd.	12,591	353,661

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Australia (continued)
NRMA Insurance Group, Ltd.	55,580	$184,888
OneSteel, Ltd. (a)	21,248	151,548
Orica, Ltd.	9,166	257,462
Origin Energy, Ltd.	22,325	344,998
Oxiana, Ltd. (a)	40,593	102,345
Oxiana, Ltd. *	45,540	113,944
Paladin Resources, Ltd. *	17,063	104,851
Perpetual Trust of Australia, Ltd. (a)	982	40,263
Qantas Airways, Ltd.	27,623	80,502
QBE Insurance Group, Ltd.	24,570	527,610
Rio Tinto, Ltd.	7,952	1,032,941
Santos, Ltd.	17,088	351,381
Sims Group, Ltd.	4,165	166,459
Sonic Healthcare, Ltd.	7,685	107,193
St. George Bank, Ltd. (a)	15,170	394,253
Stockland Company, Ltd.	43,939	227,038
Suncorp-Metway, Ltd.	26,053	325,683
TABCORP Holdings, Ltd.	12,869	121,025
Tattersall’s, Ltd.	31,421	70,786
Telstra Corp., Ltd. (a)	119,180	484,428
Toll Holdings, Ltd.	16,809	97,006
Transurban Group, Ltd. * (a)	27,047	109,678
Wesfarmers, Ltd., Price Protected Shares	3,650	131,670
Wesfarmers, Ltd. (a)	17,203	615,139
Westfield Group *	1,482	22,902
Westfield Group (a)	45,764	714,230
Westpac Banking Corp., Ltd.	53,889	1,033,217
Woodside Petroleum, Ltd.	13,120	848,980
Woolworths, Ltd.	34,534	809,442
WorleyParsons, Ltd.	4,320	156,792
		23,360,870

Austria - 0.47%
Andritz AG	1,113	70,182
Erste Bank der Oesterreichischen
Sparkassen AG	5,705	355,158
Immoeast Immobilien Anlagen AG *	12,470	110,536
Immofinanz Immobilien Anlage AG	13,774	142,046
Meinl European Land, Ltd. *	9,234	103,950
Oesterreichische Elektrizitaets AG, Class A	2,371	212,484
OMV AG	5,078	398,634
Raiffeisen International Bank Holding AG	1,473	188,247
Strabag SE (a)	1,396	108,798
Telekom Austria AG	10,537	228,610
Voestalpine AG (a)	3,514	288,526
Wiener Staedtische Allgemeine Versicherung AG	970	64,051
Wienerberger Baustoffindustrie AG	2,169	91,078
		2,362,300

Belgium - 0.77%
Belgacom SA	4,817	207,805
Colruyt SA	498	131,584
Compagnie Nationale A Portefeuille, ADR	1,367	102,663
Delhaize Group	2,995	201,587
Dexia SA	15,993	255,831
Fortis Group SA	60,690	970,823
Fortis, Strip VVPR *	24,938	393

The accompanying notes are an integral part of the financial statements.

30

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Belgium (continued)
Groupe Bruxelles Lambert SA	2,456	$292,373
Inbev NV	5,543	384,694
KBC Ancora, ADR	1,090	95,246
KBC Bancassurance Holding NV	4,730	525,248
Mobistar SA *	931	75,416
Solvay SA (a)	1,927	252,092
Suez SA	310	21,192
UCB SA	3,339	123,568
Umicore	3,760	185,886
		3,826,401

Bermuda - 0.07%
Central European Media Enterprises, Ltd. *	720	65,496
SeaDrill, Ltd., GDR	8,568	262,010
		327,506

Brazil - 1.92%
All America Latina Logistica SA	12,100	155,713
Aracruz Celulose SA, SADR	581	42,640
B2W Companhia Global Do Varejo	1,756	64,288
Banco Bradesco SA, ADR	15,084	308,619
Banco do Brasil SA	10,400	169,646
Banco Nossa Caixa SA	658	16,993
Bovespa Holding SA	8,526	105,837
Brasil Telecom Participacoes SA, ADR	404	29,641
Brasil Telecom Participacoes SA	2,500	82,652
Braskem SA, SADR	1,584	25,138
Centrais Eletricas Brasileiras SA, ADR, B Shares *	1,429	23,513
Centrais Eletricas Brasileiras SA, ADR *	2,381	44,207
Centrais Eletricas Brasileiras SA *	4,600	84,935
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR *	314	13,332
Cia de Bebidas das Americas *	21	1,615
Cia de Concessoes Rodoviarias, ADR	3,900	77,095
Cia de Saneamento Basico do Estado de Sao Paulo *	3,927	100,435
Cia Energetica de Minas Gerais, ADR	3,950	96,972
Cia Vale do Rio Doce	25,600	916,624
Companhia Siderurgica Nacional SA, ADR	4,593	203,975
Companhia Siderurgica Nacional SA	6,600	294,285
Companhia Vale Do Rio Doce, ADR *	13,952	499,761
Companhia Vale Do Rio Doce, SADR *	19,233	573,913
Cosan SA Industria e Comercio	3,511	60,667
CPFL Energia SA	3,700	83,781
Cyrela Brazil Realty SA	7,000	96,675
Diagnosticos da America SA	1,100	28,339
EDP- Energias do Brasil SA	2,900	57,707
Empresa Brasileira de Aeronautica SA	13,900	92,516
Empresa Brasileira de Aeronautica SA, ADR	1,026	27,189
Gafisa SA	4,303	74,244
Gerdau SA, SADR	8,136	195,345
Gerdau SA	5,880	114,475
Global Village Telecom Holding SA *	2,448	59,555
Investimentos Itau SA	249	1,594
Lojas Renner SA	3,700	73,580
MRV Engenharia e Participacoes SA	2,167	47,987
Natura Cosmeticos SA	5,400	55,580

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Brazil (continued)
Perdigao SA *	3,560	$95,956
Petroleo Brasileiro SA, ADR	13,714	971,363
Petroleo Brasileiro SA, SADR	18,576	1,076,479
Petroleo Brasileiro SA	39,000	1,373,308
Redecard SA	8,479	163,910
Souza Cruz SA	2,200	62,716
Tele Norte Leste Participacoes SA, ADR	2,994	74,581
Tele Norte Leste Participacoes SA	2,500	72,173
Tractebel Energia SA	3,600	53,671
Unibanco - Uniao de Bancos Brasileiros SA *	21,100	269,031
Unibanco - Uniao De Bancos Brasileiros SA, ADR *	1,124	142,669
Usinas Siderurgicas de Minas Gerais SA, SADR	2,431	120,549
Vivo Participacoes SA, ADR *	1,291	8,211
Votorantim Celulose & Papel SA, SADR *	858	22,917
Weg SA	4,600	57,762
		9,566,359

Canada - 7.07%
Addax Petroleum Corp., ADR	2,300	111,064
Agnico-Eagle Mines, Ltd.	4,413	331,029
Agrium, Inc.	4,261	459,446
Alimentation Couche Tard, Inc., ADR	4,300	57,688
ARC Energy Trust, ADR	2,700	89,894
Astral Media, Inc.	1,600	50,258
Bank Nova Scotia Halifax	27,548	1,260,827
Bank of Montreal	14,709	613,055
Barrick Gold Corp.	24,230	1,107,542
BCE, Inc.	7,773	270,992
Biovail Corp.	4,450	43,335
Bombardier, Inc. * (a)	43,138	313,477
Brookfield Asset Management, Inc.	13,151	426,888
Brookfield Properties Corp.	6,634	119,187
CAE, Inc.	7,016	79,263
Cameco Corp.	9,166	393,715
Canadian Imperial Bank of Commerce	11,130	612,330
Canadian National Railway Company	13,298	638,753
Canadian Natural Resources, Ltd.	15,622	1,544,888
Canadian Oil Sands Trust, ADR	6,500	350,593
Canadian Pacific Railway, Ltd.	4,074	270,481
Canadian Tire Corp., Ltd. (a)	2,354	122,121
Canadian Utilities, Ltd. (a)	1,400	60,437
CGI Group, Inc. *	8,076	80,467
CI Financial Income Fund	1,533	33,074
Eldorado Gold Corp. *	10,700	91,187
Enbridge, Inc.	9,276	400,805
EnCana Corp.	21,664	1,983,477
Enerplus Resources Fund	5,000	231,342
Ensign Energy Services, Inc.	4,400	95,879
Fairfax Financial Holdings, Ltd.	459	117,484
Finning International, Inc.	5,438	135,990
First Quantum Minerals, Ltd., ADR	2,100	144,881
Fording Canadian Coal Trust	4,500	430,274
Fortis, Inc. (a)	5,200	138,503
George Weston, Ltd.	1,736	80,237
Gerdau Ameristeel Corp.	4,100	79,250

The accompanying notes are an integral part of the financial statements.

31

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Canada (continued)
Gildan Activewear, Inc. *	3,600	$92,533
Goldcorp, Inc.	19,556	901,567
Great-West Lifeco, Inc. (a)	8,076	230,946
Harvest Energy Trust	3,700	89,806
Husky Energy, Inc. (a)	6,652	318,477
IGM Financial, Inc. (a)	3,496	144,887
Imperial Oil, Ltd.	8,503	468,303
Inmet Mining Corp.	1,200	79,647
Ivanhoe Mines, Ltd. *	7,500	81,274
Jazz Air Income Fund, ADR *	481	2,670
Kinross Gold Corp.	17,490	413,366
Loblaw Companies, Ltd. (a)	3,437	102,500
Lundin Mining Corp. *	10,400	63,438
Magna International, Inc.	2,643	157,279
Manulife Financial Corp. (c)	43,424	1,518,584
MDS, Inc. *	3,201	52,016
Methanex Corp.	2,867	81,031
Metro, Inc.	2,800	66,561
National Bank of Canada	4,668	231,821
Nexen, Inc.	12,664	504,970
Niko Resources, Ltd.	1,000	95,852
Nortel Networks Corp. *	12,543	102,711
Nova Chemicals Corp.	2,549	62,744
Onex Corp.	3,332	98,127
OPTI Canada, Inc. *	4,700	106,472
Pan American Silver Corp. *	2,100	72,204
Penn West Energy Trust	10,413	352,104
Petro-Canada	14,192	794,847
Potash Corp. of Saskatchewan, Inc.	9,111	2,113,748
Power Corp. of Canada	9,317	285,257
Power Financial Corp. (a)	7,122	231,603
Precision Drilling Trust, ADR	1,500	40,453
Provident Energy Trust	6,100	70,230
QLT, Inc. *	230	776
Research In Motion, Ltd. *	14,600	1,713,714
RioCan Real Estate Investment Trust	2,900	56,481
Ritchie Bros. Auctioneers, Inc.	2,100	56,696
Rogers Communications, Inc., Class B	14,742	571,927
Royal Bank of Canada	37,476	1,684,343
Saputo, Inc.	3,000	85,731
Shaw Communications, Inc.	10,502	214,427
Sherritt International Corp., ADR	6,300	94,837
Shoppers Drug Mart Corp.	5,856	320,969
Silver Wheaton Corp *	6,100	89,732
Sino-Forest Corp. *	4,100	71,811
SNC-Lavalin Group, Inc.	4,613	253,428
Sun Life Financial, Inc.	15,352	631,574
Suncor Energy, Inc.	26,804	1,556,141
Talisman Energy, Inc.	28,726	636,102
Teck Cominco, Ltd.	12,812	617,795
Telus Corp. - Non Voting Shares	4,044	164,544
Telus Corp.	1,800	75,675
Thomson Corp.	6,498	209,654
Toronto Dominion Bank Ontario	23,200	1,461,802
TransAlta Corp.	5,621	203,187
Trans-Canada Corp.	16,750	648,843

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Canada (continued)
Trican Well Service, Ltd. *	3,800	$94,469
Uranium One, Inc. *	6,000	28,244
Yamana Gold, Inc.	16,838	280,055
Yellow Pages Income Fund (a)	7,800	67,696
		35,288,794

Chile - 0.30%
Banco Santander Chile SA, ADR	2,714	116,729
Centros Comerciales Sudamericanos SA, ADR (i)	3,171	143,070
Cia Cervecerias Unidas SA, ADR	1,534	44,731
Compania de Telecomunicaciones de Chile SA, SADR	7,854	45,239
Corpbanca SA, SADR	1,012	27,486
Distribucion y Servicio D&S SA, ADR	2,622	54,931
Embotelladora Andina SA, ADR, Series A	1,498	21,319
Embotelladora Andina SA, ADR, Series B	1,729	26,436
Empresa Nacional de Electricidad SA, ADR	6,553	280,206
Enersis SA, SADR	15,663	244,030
Inversiones Aguas Metropolitanas SA, ADR (i)	1,355	27,771
Lan Airlines SA, SADR	5,840	59,802
Madeco SA, SADR	1,566	14,501
Masisa SA	3,424	11,128
Sociedad Quimica y Minera de Chile SA, ADR, B Shares	7,220	336,452
Vina Concha Y Toro SA, ADR	908	30,890
		1,484,721

China - 1.36%
Air China, Ltd., Class H	76,534	37,691
Aluminum Corp. of China, Ltd. (a)	123,220	142,069
Angang New Steel Company, Ltd. Class H	31,547	63,278
Bank of China, Ltd. (a)	799,100	355,622
Bank of Communications Company, Ltd., Class H	182,121	213,250
Beijing Capital International Airport Company, Ltd., Class H	42,789	35,615
Beijing Datang Power Generation Company, Ltd., Class H	88,864	52,767
BYD Company, Ltd., H Shares	19,205	24,630
Chaoda Modern Agriculture Holdings, Ltd.	54,750	69,094
China Communications Services Corp., Ltd., Class H	72,000	52,542
China Construction Bank (a)	986,382	794,444
China Life Insurance Company, Ltd. (a)	206,624	723,439
China Mengniu Dairy Company, Ltd.	36,502	103,459
China Merchants Bank Company, Ltd.	80,900	254,199
China Oilfield Services, Ltd., H Shares	54,000	96,957
China Petroleum & Chemical Corp., Class H (a)	507,970	475,575
China Shipping Container Lines Company, Ltd. (a)	102,473	40,084
China Shipping Development Company, Ltd., Class H	38,432	115,337
China Telecom Corp., Ltd.	417,604	227,085
China Travel International Investment Hong Kong, Ltd.	92,291	24,975
COSCO Holdings	81,296	198,516
Country Garden Holdings Company, Ltd. (a)	101,000	65,544
Dongfeng Motor Group Company, Ltd.	89,220	35,701
Foxconn International Holdings, Ltd. *	46,000	44,600

The accompanying notes are an integral part of the financial statements.

32

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

China (continued)
Guangdong Investment, Ltd.	75,220	$30,484
Guangshen Railway Company, Ltd., Class H (a)	40,789	18,571
Guangzhou R&F Properties Company, Ltd., H Shares	31,200	58,180
Huaneng Power International, Inc., Class H	93,436	64,829
Industrial & Commercial Bank of China, Ltd. (a)	1,181,400	807,575
Jiangsu Expressway, Ltd.	33,145	27,163
Jiangxi Copper Company, Ltd., Class H	41,075	80,599
KWG Property Holding, Ltd.	20,000	14,364
Lenovo Group, Ltd.	139,436	94,421
Maanshan Iron & Steel Company, Ltd.	48,075	27,930
PetroChina Company, Ltd., Class H	618,261	800,851
PICC Property & Casualty Company, Ltd., Class H (a)	79,220	52,629
Shanghai Electric Group Company, Ltd. * (a)	92,864	45,496
Shui On Land, Ltd. (a)	48,000	39,952
Sinopec Shanghai Petrochemical Company, Ltd., Class H (a)	69,934	24,037
Tingyi Cayman Islands Holding Corp., GDR	48,000	59,344
Yanzhou Coal Mining Company, Ltd., Class H	57,990	107,840
Zhejiang Expressway Company, Ltd., Class H	39,718	30,614
Zijin Mining Group, Ltd. *	128,411	109,188
ZTE Corp., Class H	6,220	29,835
		6,770,375

Colombia - 0.03%
BanColombia SA, ADR	4,595	144,237

Czech Republic - 0.15%
CEZ AS	5,551	492,150
Komercni Banka AS	407	95,188
Telefonica Czech Republic AS	3,019	97,832
Unipetrol AS	1,942	32,003
Zentiva NV	613	45,055
		762,228

Denmark - 0.76%
A P Moller Maersk AS, Series A	17	208,525
A P Moller Maersk AS	33	404,087
Carlsberg AS, B Shares	1,948	188,154
Coloplast AS	794	69,231
Danisco AS	1,419	91,223
Danske Bank AS (a)	13,602	393,420
DSV AS, ADR	6,370	152,640
FLS Industries AS, B Shares	1,683	184,765
Jyske Bank *	1,802	107,475
Novo Nordisk AS	13,410	877,655
Novozymes AS, B Shares	1,386	125,239
Rockwool International AS, B Shares	200	25,715
Sydbank AS	1,860	70,880
Topdanmark AS * (a)	572	86,345
TrygVesta AS	767	54,247
Vestas Wind Systems AS *	5,389	705,396
William Demant Holdings AS * (a)	918	60,469
	3,805,466

Egypt - 0.11%
Commercial International Bank	4,353	69,752
Egypt Kuwait Holding Company	14,352	42,912

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Egypt (continued)
Egyptian Company for Mobile Services	919	$28,718
Egyptian Financial Group-Hermes Holding	4,582	41,202
EL Ezz Aldekhela Steel Alexandria	72	20,039
El Ezz Steel Company	791	11,860
Orascom Construction Industries	2,122	145,954
Orascom Telecom Holding SAE	13,000	168,063
Telecom Egypt	8,967	27,561
		556,061

Finland - 1.14%
Cargotec Corp. Oyj, B Shares	1,048	36,482
Elisa Oyj, Class A	4,603	96,605
Fortum Corp. Oyj	13,007	660,649
Kesko Oyj	2,031	65,777
Kone Corp. Oyj	4,456	156,732
Metra Oyj, B Shares	2,631	165,488
Metso Oyj	3,873	176,655
Neste Oil Oyj	3,691	108,787
Nokia AB Oyj	114,756	2,798,698
Nokian Renkaat Oyj	3,230	155,107
OKO Bank PLC, Series A	4,100	71,137
Orion Oyj, Series B	3,424	68,249
Outokumpu Oyj	3,613	126,569
Rautaruukki Oyj *	2,619	119,828
Sampo Oyj, A Shares	12,607	318,578
SanomaWSOY Oyj	3,040	67,344
Stora Enso Oyj, Series R	16,853	158,144
UPM-Kymmene Oyj	15,384	251,902
YIT Oyj	3,679	92,563
		5,695,294

France - 6.85%
Accor SA	5,228	349,251
Aeroports de Paris	1,025	95,925
Air France KLM	3,724	89,356
Air Liquide	6,935	915,761
Alcatel-Lucent *	61,805	375,613
Alstom (a)	2,925	675,455
Atos Origin SA (a)	2,082	115,288
AXA Group SA	43,217	1,283,292
BNP Paribas SA	22,894	2,074,057
Bouygues SA	6,636	440,490
Bureau Veritas SA	1,104	65,582
Cap Gemini SA	3,564	210,089
Carrefour SA	17,694	1,001,786
Casino Guich-Perrachon SA	1,224	138,753
Christian Dior SA	1,483	152,937
Cie Generale de Geophysique-Veritas *	3,635	171,980
CNP Assurances SA	906	102,362
Compagnie de Saint-Gobain SA	7,664	479,526
Compagnie Generale des Etablissements Michelin, Class B	3,906	280,677
Credit Agricole SA	23,573	481,753
Dassault Systemes SA	1,521	92,724
Eiffage SA	1,288	88,274
Electricite de France	5,453	518,048
Eramet	141	140,080

The accompanying notes are an integral part of the financial statements.

33

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

France (continued)
Essilor International SA	5,424	$331,687
Eurazeo	888	94,748
European Aeronautic Defence & Space Company	8,834	167,461
Eutelsat Communications *	2,379	66,260
France Telecom SA	51,074	1,504,537
Gaz de France	5,565	357,658
Gecina SA	396	48,008
Groupe DANONE	12,150	853,179
Hermes International SA	1,808	284,661
ICADE	485	56,606
Imerys SA	845	61,212
JC Decaux SA	1,718	43,792
Klepierre SA	1,721	86,708
Lafarge SA	4,039	619,323
Lagardere S.C.A.	3,688	210,024
Legrand SA, ADR (a)	3,347	84,368
L’Oreal SA	6,803	740,129
LVMH Moet Hennessy SA	6,907	724,040
M6-Metropole Television	1,932	41,917
Natixis, ADR	11,636	129,158
Neopost SA	989	104,655
PagesJaunes Groupe SA	3,352	49,345
Pernod-Ricard SA (a)	4,693	482,126
Pinault-Printemps-Redoute SA	2,064	229,751
PSA Peugeot Citroen SA	4,053	220,089
Publicis Groupe SA	4,266	138,228
Renault Regie Nationale SA	5,106	418,840
Safran SA	4,633	89,867
Sanofi-Aventis SA	28,724	1,918,877
Schneider Electric SA	6,107	659,697
SCOR SE	4,132	94,722
Societe BIC SA	665	34,761
Societe Generale	12,711	1,106,510
Societe Television Francaise 1	3,691	61,774
Sodexho Alliance	2,384	156,596
STMicroelectronics NV	18,012	187,481
Suez SA Strip VVPR *	3,544	56
Suez SA	29,896	2,035,298
Technip SA	2,913	269,633
Thales SA	2,442	139,182
Total SA	60,799	5,188,298
Unibail-Rodamco, REIT	2,225	514,683
Valeo SA (a)	2,170	69,698
Vallourec SA	1,443	506,437
Veolia Environnement SA	10,367	581,565
Vinci SA, ADR	11,645	715,032
Vivendi SA	32,523	1,234,062
Wendel, ADR	923	93,878
Zodiac SA	1,048	48,098
		34,193,774

Germany - 6.19%
Adidas-Salomon AG	5,623	355,099
Allianz AG	12,997	2,289,825
Arcandor AG *	1,969	22,879
BASF AG	28,018	1,933,030

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Germany (continued)
Bayer AG	22,123	$1,862,096
Bayerische Motoren Werke (BMW) AG	9,008	433,280
Beiersdorf AG	2,269	167,083
Bilfinger Berger AG	1,040	90,599
Celesio AG	2,464	89,150
Commerzbank AG	17,516	519,571
Continental AG	4,293	441,168
DaimlerChrysler AG	26,391	1,632,137
Deutsche Bank AG (a)	14,613	1,261,959
Deutsche Boerse AG	5,514	622,378
Deutsche Lufthansa AG (a)	6,600	142,362
Deutsche Post AG	25,063	655,044
Deutsche Postbank AG	2,191	192,351
Deutsche Telekom AG	82,348	1,348,390
E.ON AG	18,241	3,680,412
Fraport AG, ADR	372	25,244
Fresenius AG	737	63,797
Fresenius Medical Care AG	5,195	286,356
Fresenius SE	2,111	182,370
GEA Group AG	4,433	156,621
Hamburger Hafen und Logistik AG	692	53,822
Hannover Rueckversicherung AG	1,640	80,949
Heidelbergcement AG	680	98,680
Henkel KGaA	4,128	154,944
Henkel KGaA	4,841	192,911
Hochtief AG	1,019	103,658
Hypo Real Estate Holding AG (a)	3,706	104,342
Infineon Technologies AG *	20,151	175,449
IVG Immobilien AG	2,649	52,217
K&S AG	1,037	598,060
Linde AG	3,936	553,396
MAN AG	3,048	338,372
Merck KGAA *	1,663	236,407
Metro AG	3,086	196,974
Muenchener Rueckversicherungs- Gesellschaft AG	6,030	1,056,296
ProSieben Sat.1 Media AG	2,198	22,044
Puma AG	163	54,704
Q-Cells AG *	1,882	191,240
Rheinmetall AG	1,015	73,367
RWE AG	12,887	1,627,863
Salzgitter AG	1,049	192,246
SAP AG	24,155	1,264,907
Siemens AG	25,048	2,781,087
Solarworld AG	2,258	107,613
Thyssen Krupp AG	9,816	616,338
TUI AG	5,297	122,763
United Internet AG	3,420	67,415
Volkswagen AG	4,242	1,224,094
Wacker Chemie AG	426	89,044
		30,884,403

Greece - 0.47%
Alpha Bank A.E.	11,018	333,068
Bank of Piraeus SA	8,922	242,456
Coca-Cola Hellenic Bottling Company SA	5,040	137,279
EFG Eurobank Ergas SA	8,730	207,549

The accompanying notes are an integral part of the financial statements.

34

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Greece (continued)
Hellenic Petroleum SA	3,350	$45,993
Hellenic Telecommunications Organization SA *	8,040	202,537
Marfin Financial Group SA Holdings *	18,065	142,781
National Bank of Greece SA	13,959	629,004
OPAP SA	6,920	241,656
Public Power Corp.	3,250	112,573
Titan Cement Company SA	1,790	71,020
		2,365,916

Hong Kong - 2.84%
Agile Property Holdings, Ltd.	52,789	46,037
Alibaba.com, Ltd. * (a)(i)	31,100	43,874
Anhui Conch Cement Company, Ltd., Class H * (a)	12,930	86,479
ASM Pacific Technology, Ltd.	2,414	18,220
Bank of East Asia, Ltd. (a)	40,866	221,960
Beijing Enterprises Holdings, Ltd.	15,286	49,991
Belle International Holdings, Ltd., GDR	86,578	77,948
BOC Hong Kong Holdings, Ltd.	101,828	269,678
C C Land Holdings, Ltd.	10,000	6,220
Cathay Pacific Airways, Ltd.	31,782	60,570
Cheung Kong Holdings, Ltd. (a)	37,849	510,171
Cheung Kong Infrastructure Holdings, Ltd.	7,772	32,893
China Agri-Industries Holdings, Ltd. *	67,216	49,137
China BlueChemical, Ltd.	42,000	29,087
China CITIC Bank (a)	154,000	86,310
China Coal Energy Company, H Shares	96,000	167,936
China Communications
Construction Company , Ltd.	131,800	225,491
China Eastern Airlines Corp., Ltd. *	59,361	18,652
China Everbright, Ltd.	22,216	42,852
China High Speed Transmission Equipment Group Company, Ltd.	22,000	45,144
China Insurance International Holdings Company, Ltd.	20,000	47,709
China Merchants Holdings International Company, Ltd.	34,053	131,674
China Mobile, Ltd. (a)	173,530	2,332,354
China National Building Material Company, Ltd.	26,000	50,018
China Netcom Group Corp Hong Kong, Ltd.	54,000	147,167
China Overseas Land & Investment, Ltd.	111,079	175,510
China Railway Construction Corp. *	57,000	80,413
China Railway Group, Ltd. *	108,000	80,475
China Resource Power Holdings, Ltd.	48,789	118,887
China Resources Enterprises, Ltd. (a)	37,145	105,996
China Resources Land, Ltd. (a)	36,789	50,957
China Shenhua Energy Company, Ltd.	97,000	380,673
China Southern Airlines Company, Ltd. *	35,145	13,973
China Unicom, Ltd.	106,000	196,849
Chinese Estates Holdings, Ltd.	14,251	21,932
CITIC International Financial Holdings, Ltd. *	16,000	12,209
Citic Pacific, Ltd.	33,967	125,243
CITIC Resources Holdings, Ltd. *	102,000	43,431
CLP Holdings, Ltd.	55,789	477,951
CNOOC, Ltd.	455,280	783,591
CNPC Hong Kong, Ltd.	70,000	33,037
Cosco Pacific, Ltd. (a)	35,145	57,604

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Hong Kong (continued)
Denway Motors, Ltd. (a)	156,441	$60,391
Dongfang Electrical Machinery Company, Ltd.	10,000	29,369
Esprit Holdings, Ltd.	29,015	301,416
Fosun International (a)	42,500	30,960
Giordano International, Ltd.	611	251
Gome Electrical Appliances Holdings, Ltd.	178,292	84,604
Guangzhou Investment Company, Ltd.	90,507	13,697
Hang Lung Group, Ltd. (a)	24,000	106,653
Hang Lung Properties, Ltd.	58,326	187,008
Hang Seng Bank, Ltd. (a)	21,219	447,661
Harbin Power Equipment Company, Ltd.	18,000	26,086
Henderson Investment, Ltd.	14,000	1,329
Henderson Land Development Company, Ltd.	26,527	165,342
Hengan International Group Company, Ltd., GDR (a)	18,000	53,096
Hidili Industry International Development, Ltd.	37,000	64,536
Hong Kong & China Gas Company, Ltd. (a)	112,244	266,889
Hong Kong Aircraft Engineerg	1,600	24,645
Hong Kong Electric Holdings, Ltd. (a)	36,582	218,866
Hong Kong Exchange & Clearing, Ltd. (a)	29,430	430,282
Hopewell Holdings, Ltd.	17,362	61,679
Hopson Development Holdings, Ltd., GDR (a)	20,000	22,495
Hutchison Telecommunications International, Ltd. *	39,668	56,267
Hutchison Whampoa, Ltd.	59,377	598,548
Hysan Development Company, Ltd. (a)	12,932	35,493
Johnson Electronic Holdings, Ltd.	25	11
Kerry Properties, Ltd.	15,796	82,960
Kingboard Chemical Holdings, Ltd.	15,772	72,820
Lee & Man Paper Manufacturing, Ltd.	10,000	14,877
Li & Fung, Ltd.	55,971	168,690
Li Ning Company, Ltd. (a)	19,251	44,441
Lifestyle International Holdings, Ltd.	18,000	25,301
Link, REIT (a)	53,971	122,931
Mongolia Energy Company, Ltd. *	91,000	176,229
MTR Corp., Ltd. (a)	35,963	113,232
New World Development Company, Ltd. (a)	63,169	128,651
Nine Dragons Paper Holdings, Ltd.	37,400	29,163
Noble Group, Ltd. (a)	54,800	95,458
NWS Holdings, Ltd.	10,228	26,694
Orient Overseas International, Ltd.	6,562	32,822
Pacific Basin Shipping, Ltd.	34,000	48,576
Parkson Retail Group, Ltd.	8,500	62,028
PCCW, Ltd.	109,208	66,108
Ping An Insurance Group Company of China, Ltd.	38,645	287,462
Shanghai Industrial Holdings, Ltd.	13,930	40,911
Shangri-La Asia, Ltd.	34,296	80,052
Shimao Property Holdings, Ltd., GDR	44,000	50,505
Shougang Concord International Enterprises Company, Ltd.	72,000	23,547
Shun Tak Holdings, Ltd.	30,000	28,087
Sino Land Company, Ltd.	33,708	67,008
Sinofert Holdings, Ltd.	82,000	63,625
Sino-Ocean Land Holdings, Ltd.	85,000	47,966
Soho China, Ltd.	74,000	40,335
Sun Hung Kai Properties, Ltd.	37,611	510,339

The accompanying notes are an integral part of the financial statements.

35

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Hong Kong (continued)
Swire Pacific, Ltd., Class A	22,663	$231,796
Techtronic Industries Company, Ltd. (a)	15	13
Television Broadcasting Company, Ltd.	8,181	47,215
Tencent Holdings, Ltd.	25,000	193,337
Wharf Holdings, Ltd.	37,876	158,601
Wheelock and Company, Ltd. (a)	12,000	32,165
Wing Hang Bank, Ltd.	4,596	60,889
Yue Yuen Industrial Holdings, Ltd. (a)	15,567	36,975
		14,155,686

Hungary - 0.14%
Gedeon Richter Rt.	489	105,624
Magyar Telekom Rt.	16,414	80,007
MOL Magyar Olaj & Gazipari Rt. * (a)	1,536	206,891
OTP Bank Rt. * (a)	6,949	290,811
		683,333

India - 1.03%
Bajaj Auto, Ltd., ADR (i)	1,056	10,813
Bajaj Auto, Ltd.	1,056	11,069
Bajaj Finserv, Ltd.	1,056	12,837
Dr. Reddy’s Laboratories, Ltd., ADR	5,375	83,850
Grasim Industries, Ltd., ADR * (i)	1,870	82,280
Hindalco Industries, Ltd., ADR * (i)	10,691	36,136
ICICI Bank, Ltd., SADR *	16,149	464,445
Infosys Technologies, Ltd., ADR	21,164	919,788
Larsen & Toubro, Ltd., ADR (i)	1,342	68,143
Mahindra & Mahindra, Ltd., ADR	3,280	37,228
Ranbaxy Laboratories, Ltd., ADR	8,285	101,491
Reliance Capital, Ltd. * (i)	2,081	43,668
Reliance Communication, Ltd., ADR (i)	40,608	417,925
Reliance Energy, Ltd., ADR * (i)	1,080	66,987
Reliance Industries, Ltd., GDR (i)	20,644	2,031,370
Reliance Natural Resources, Ltd., ADR * (i)	18,650	56,047
Satyam Computer Services, Ltd., ADR	15,376	377,020
State Bank of India, Ltd., ADR	1,201	64,614
Tata Communications, Ltd., ADR	1,174	20,944
Tata Motors, Ltd., SADR	10,439	104,912
Wipro, Ltd., ADR	12,289	149,680
		5,161,247

Indonesia - 0.30%
Aneka Tambang Tbk PT *	104,625	36,029
Astra Agro Lestari Tbk PT	12,658	40,569
Astra International Tbk PT	47,483	99,137
Bank Central Asia Tbk PT	287,274	77,115
Bank Danamon Indonesia Tbk PT	53,759	27,404
Bank Internasional Indonesia Tbk PT	556,000	28,041
Bank Mandiri Tbk PT	221,878	62,569
Bank Rakyat Indonesia Tbk PT	169,501	93,759
Berlian Laju Tanker Tbk PT	64,000	13,328
Bumi Resources Tbk PT	458,780	408,026
Energi Mega Persada Tbk PT *	138,000	14,967
Gudang Garam Tbk PT	16,482	11,530
Indocement Tunggal Prakarsa Tbk PT	26,487	15,657
Indofood Sukses Makmur Tbk PT	122,905	31,993
Indosat Tbk PT, ADR	961	34,817
Indosat Tbk PT	28,500	20,865

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Indonesia (continued)
International Nickel Indonesia Tbk PT	60,000	$39,371
Kalbe Farma Tbk PT *	159,571	14,711
Perusahaan Gas Negara Tbk PT *	63,497	89,529
PT Telekomunikiasi Indonesia, ADR	4,330	139,642
Semen Gresik Persero Tbk PT	44,140	19,150
Telekomunikasi Indonesia Tbk PT	146,000	115,596
Unilever Indonesia Tbk PT	43,500	31,847
United Tractors Tbk PT	40,968	53,987
		1,519,639

Ireland - 0.45%
Allied Irish Banks PLC - London Exchange	670	10,369
Allied Irish Banks PLC	23,589	363,932
Anglo Irish Bank Corp. PLC	20,658	196,776
Bank of Ireland	26,967	234,497
C&C Group PLC	223	1,236
CRH PLC - London Exchange	446	12,921
CRH PLC	14,794	435,568
Elan Corp. PLC * (a)	1,465	52,682
Elan Corp. PLC *	12,765	444,163
Experian Group, Ltd.	29,481	219,472
Greencore Group PLC	24	76
Irish Life & Permanent PLC - London Exchange	1,209	12,839
Irish Life & Permanent PLC	7,175	74,671
Kerry Group PLC	3,836	113,544
Kerry Group PLC - London	407	12,092
Paddy Power PLC - London Exchange	51	1,612
Ryanair Holdings PLC, SADR *	1,736	49,771
Smurfit Kappa Group PLC	3,628	29,989
		2,266,210

Israel - 0.50%
Africa-Israel Investments, Ltd.	387	23,630
Alvarion, Ltd., ADR *	814	5,747
Bank Hapoalim, Ltd.	29,084	128,500
Bank Leumi Le-Israel, Ltd.	26,148	130,447
Bezek Israeli Telecommunications Corp., Ltd.	32,276	63,636
Cellcom Israel, Ltd.	1,650	56,446
Check Point Software Technologies, Ltd. *	5,274	124,836
Delek Group, Ltd.	67	10,208
Discount Investment Corp.	733	19,201
Elbit Systems, Ltd.	722	42,921
Gazit Globe, Ltd.	736	7,651
Given Imaging Corp., ADR *	127	1,872
Harel Insurance Investments, Ltd.	238	11,404
ICL Israel Chemicals, Ltd.	15,558	362,517
IDB Development Corp., Ltd.	621	15,286
Israel Corp., Ltd. *	71	110,122
Israel Discount Bank, Ltd. *	11,922	26,390
Koor Industries, Ltd.	287	18,862
Makhteshim-Agam Industries, Ltd.	8,446	78,670
Migdal Insurance Holdings, Ltd.	8,348	10,619
Nice Systems, Ltd. *	1,578	47,135
Oil Refineries, Ltd.	28,998	21,656
Ormat Industries	2,418	31,443
Partner Communications, Ltd.	2,403	57,248

The accompanying notes are an integral part of the financial statements.

36

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Israel (continued)
RADWARE, Ltd., ADR *	437	$3,850
Syneron Medical, Ltd., ADR *	692	11,376
Teva Pharmaceutical Industries, Ltd.	22,441	1,027,024
United Mizrahi Bank, Ltd.	3,253	25,800
		2,474,497

Italy - 2.65%
A2A SpA (a)	34,094	124,939
Alleanza Assicuraz SpA	11,078	120,261
Assicurazioni Generali SpA	30,736	1,179,321
Autogrill SpA *	3,019	36,244
Autostrade SpA	6,788	205,518
Banca Carige SpA	19,120	67,582
Banca Intesa SpA - Non convertible	23,848	123,625
Banca Monte dei Paschi Siena SpA	57,906	164,015
Banca Popolare di Milano SpA	10,841	101,729
Banche Popolari Unite SpA	16,524	387,382
Banco Popolare Societa Cooperativa	19,285	342,498
Bulgari SpA	4,306	43,491
Enel SpA (a)	125,691	1,195,282
Eni SpA	75,048	2,800,378
Fiat SpA	19,842	325,211
Finmeccanica SpA (a)	8,446	221,807
Fondiaria-Sai SpA	1,627	53,897
IFIL - Investments SpA	11,163	72,587
Intesa Sanpaolo SpA	216,012	1,233,714
Italcementi SpA, RNC	1,147	13,364
Italcementi SpA	1,850	30,758
Lottomatica SpA	1,866	55,791
Luxottica Group SpA	3,304	77,509
Mediaset SpA	20,583	135,704
Mediobanca SpA (a)	13,982	237,751
Mediolanum SpA	7,539	31,366
Parmalat SpA	44,971	117,536
Pirelli & Company SpA (a)	64,952	44,740
Prysmian SpA	3,710	93,985
Saipem SpA	7,203	338,295
Snam Rete Gas SpA	25,207	172,342
Telecom Italia SpA	296,041	596,611
Telecom Italia SpA	172,405	279,586
Terna SpA (a)	34,112	144,474
UniCredito Italiano SpA	327,679	2,005,618
Unipol Gruppo Finanziario SpA, ADR (a)	26,103	61,606
		13,236,517

Japan - 14.80%
Acom Company, Ltd. (a)	1,197	37,087
Advantest Corp. (a)	3,780	79,562
AEON Company, Ltd. (a)	18,704	230,927
AEON Credit Service Company, Ltd. (a)	1,877	23,528
Aeon Mall Company, Ltd. (a)	1,400	41,399
Aiful Corp. (a)	1,727	20,005
Aioi Insurance Company, Ltd.	16,000	85,285
Aisin Seiki Company	5,079	166,454
Ajinomoto Company, Inc. (a)	17,305	163,622
Alfresa Holdings Corp.	724	51,683
All Nippon Airways Company, Ltd. (a)	17,715	66,232

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Japan (continued)
Alps Electric Company, Ltd. (a)	5,138	$53,081
Amada Company, Ltd.	9,829	77,477
Aozora Bank, Ltd.	26,000	59,500
Asahi Breweries, Ltd.	10,701	199,740
Asahi Glass Company, Ltd. (a)	27,191	328,796
Asahi Kasei Corp.	33,963	177,835
ASICS Corp.	5,000	54,527
Astellas Pharmaceuticals, Inc.	13,869	587,753
Bank of Kyoto, Ltd. (a)	9,000	93,996
Benesse Corp.	1,854	75,078
Bridgestone Corp. (a)	17,553	268,291
Brother Industries, Ltd. (a)	6,400	87,937
Canon Sales Company, Inc. (a)	2,000	35,184
Canon, Inc.	29,874	1,536,112
Casio Computer Company, Ltd. (a)	7,133	81,215
Central Japan Railway Company, Ltd.	47	517,870
Chiba Bank, Ltd.	22,896	160,424
Chubu Electric Power Company, Inc.	17,977	438,484
Chugai Pharmaceutical Company, Ltd. (a)	7,350	117,603
Chugoku Bank, Ltd. *	4,000	58,087
Chugoku Electric Power Company, Inc.	7,600	162,113
Citizen Watch Company, Ltd. (a)	10,135	77,216
Coca-Cola West Japan Company, Ltd. (a)	1,777	41,419
Cosmo Oil Company, Ltd.	12,000	43,396
Credit Saison Company, Ltd.	3,991	83,815
CSK Corp. (a)	1,790	35,232
Dai Nippon Printing Company, Ltd.	16,953	249,861
Daicel Chemical Industries, Ltd.	6,534	36,797
Daido Steel Company, Ltd.	8,000	44,677
Daihatsu Motor Company, Ltd.	7,000	80,162
Daiichi Sankyo Company, Ltd.	19,272	530,872
Daikin Industries, Ltd. (a)	7,115	359,151
Dainippon Ink & Chemicals, Inc.	15,010	43,397
Dainippon Screen Manufacturing Company, Ltd. (a)	238	957
Dainippon Sumitomo Pharma Company, Ltd.	7,000	56,628
Daito Trust Construction Company, Ltd. (a)	2,319	112,472
Daiwa House Industry Company, Ltd.	13,715	128,903
Daiwa Securities Group, Inc.	40,251	369,967
Dena Company, Ltd.	8	47,163
Denki Kagaku Kogyo Kabushiki Kaisha	16,477	61,138
Denso Corp.	13,322	457,930
Dentsu, Inc.	60	127,137
Dowa Mining Company, Ltd.	8,534	62,125
East Japan Railway Company	94	765,739
Eisai Company, Ltd. (a)	7,252	256,110
Electric Power Development Company, Ltd.	3,900	144,710
Elpida Memory, Inc. *	3,100	99,261
Familymart Company, Ltd.	1,860	76,022
Fanuc, Ltd.	5,279	515,546
Fast Retailing Company, Ltd.	1,266	119,941
Fuji Electric Holdings Company, Ltd.	11,420	40,331
Fuji Heavy Industries, Ltd.	21,000	102,839
Fuji Photo Film Company, Ltd.	13,467	462,914
Fuji Television Network, Inc.	11	16,575
Fujitsu, Ltd.	55,621	412,764

The accompanying notes are an integral part of the financial statements.

37

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Japan (continued)
Fukuoka Financial Group, Inc.	23,000	$103,753
Furukawa Electric Company, Ltd.	17,362	75,377
Gunma Bank	11,477	76,416
Hakuhodo DY Holdings, Inc.	570	30,383
Hankyu Hanshin Holdings, Inc. (a)	35,000	147,008
Haseko Corp. (a)	26,000	34,770
Hikari Tsushin, Inc. (a)	700	23,073
Hino Motors, Ltd.	7,886	48,867
Hirose Electric Company, Ltd. (a)	983	98,684
Hisamitsu Pharmaceutical Company, Inc. * (a)	1,800	78,316
Hitachi Capital Corp.	7	113
Hitachi Chemical, Ltd.	2,484	51,348
Hitachi Construction Machinery Company, Ltd. (a)	3,343	93,661
Hitachi High-Technologies Corp.	1,800	41,701
Hitachi Metals, Ltd. (a)	4,000	65,697
Hitachi, Ltd.	93,118	671,737
Hokkaido Electric Power Company, Inc.	5,568	113,263
Hokuhoku Financial Group, Inc.	32,134	93,208
Hokuriku Electric Power Company	4,800	114,140
Honda Motor Company, Ltd.	46,262	1,572,782
House Food Corp. (a)	101	1,626
Hoya Corp.	11,892	274,943
Ibiden Company, Ltd. (a)	3,700	134,501
Idemitsu Kosan Company, Ltd. (a)	500	44,357
Inpex Holdings, Inc.	22	277,629
Isetan Mitsukoshi Holdings, Ltd. *	9,143	97,901
Ishikawajima-Harima Heavy Industries Company, Ltd. (a)	36,134	73,163
Isuzu Motors, Ltd.	35,000	168,432
IT Holdings Corp. *	83	1,669
ITO EN, Ltd. (a)	1,706	26,863
Itochu Corp.	41,202	438,852
Itochu Techno-Science Corp. (a)	1,248	40,548
Iyo Bank, Ltd. * (a)	7,000	81,942
J Front Retailing Company, Ltd.	13,000	68,682
JAFCO Company, Ltd. (a)	1,253	42,835
Japan Airlines System Corp. * (a)	26,953	56,604
Japan Petroleum Exploration Company, Ltd. (a)	1,000	71,385
Japan Prime Realty Investment Corp., REIT	15	44,357
Japan Real Estate Investment Corp., REIT	11	116,024
Japan Retail Fund Investment Corp., REIT (a)	10	57,635
Japan Tobacco, Inc.	125	533,267
JFE Holdings, Inc.	15,262	768,957
JGC Corp. (a)	5,886	115,852
Joyo Bank, Ltd. (a)	18,953	92,101
JS Group Corp.	6,516	103,522
JSR Corp.	4,833	96,036
Jupiter Telecommunications Company, Ltd. *	100	77,506
Kajima Corp.	24,191	84,521
Kamigumi Company, Ltd. (a)	4,534	34,287
Kaneka Corp. (a)	9,829	66,924
Kansai Electric Power Company, Ltd.	21,178	495,619
Kansai Paint Company, Ltd. (a)	5,238	36,257
Kao Corp.	14,362	376,684
Kawasaki Heavy Industries, Ltd.	39,963	106,508
Kawasaki Kisen Kaisha, Ltd.	16,067	150,857

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Japan (continued)
KDDI Corp.	86	$531,299
Keihin Electric Express Railway Company, Ltd. (a)	11,067	68,579
Keio Electric Railway Company, Ltd. (a)	15,715	79,474
Keisei Electric Railway Company, Ltd.	9,000	46,023
Keyence Corp.	1,147	273,180
Kikkoman Corp.	4,238	51,765
Kinden Corp.	2,591	26,133
Kintetsu Corp. (a)	47,792	149,877
Kirin Brewery Company, Ltd.	23,896	373,118
Kobe Steel Company, Ltd.	77,517	221,926
Komatsu, Ltd. (a)	25,330	706,096
Konami Corp. (a)	2,343	81,862
Konica Minolta Holdings, Inc.	12,891	217,673
Koyo Seiko Company, Ltd.	5,743	91,079
Kubota Corp.	31,782	228,372
Kuraray Company, Ltd.	10,300	122,803
Kurita Water Industries, Ltd.	3,319	122,839
Kyocera Corp.	4,838	455,620
Kyowa Hakko Kogyo Company, Ltd. (a)	5,611	57,492
Kyushu Electric Power Company, Inc.	10,931	228,533
Lawson, Inc. (a)	1,631	79,411
LeoPalace21 Corp. (a)	3,402	48,698
Mabuchi Motor Company, Ltd. (a)	918	49,797
Makita Corp. (a)	3,543	144,810
Marubeni Corp.	49,202	411,001
Marui Company, Ltd. (a)	8,664	67,478
Maruichi Steel Tube, Ltd. *	1,700	53,153
Matsumotokiyoshi Holdings Company, Ltd. (a)	48	1,028
Matsushita Electric Industrial Company, Ltd. (a)	51,393	1,108,348
Matsushita Electric Works, Ltd.	11,181	114,037
Mazda Motor Corp. (a)	25,000	129,726
Mediceo Holdings Company, Ltd. (a)	4,590	84,464
Meiji Dairies Corp. (a)	6,886	35,343
Meitec Corp.	83	2,353
Millea Holdings, Inc.	20,100	783,670
Minebea Company, Ltd.	8,477	48,458
Mitsubishi Chemical Holdings Corp., ADR	33,500	194,971
Mitsubishi Corp.	37,856	1,247,785
Mitsubishi Electric Corp. (a)	56,973	614,344
Mitsubishi Estate Company, Ltd.	32,782	750,203
Mitsubishi Gas & Chemicals Company, Inc.	10,829	78,119
Mitsubishi Heavy Industries, Ltd. (a)	94,937	452,400
Mitsubishi Logistc Corp. (a)	2,943	32,206
Mitsubishi Materials Corp.	32,020	136,903
Mitsubishi Motors Corp. * (a)	98,000	178,123
Mitsubishi Rayon Company, Ltd. (a)	18,010	56,819
Mitsubishi UFJ Financial Group, Inc.	290,300	2,572,607
Mitsubishi UFJ Lease & Finance Company, Ltd.	2,070	89,869
Mitsui & Company, Ltd.	48,611	1,073,530
Mitsui Chemicals, Inc.	20,010	98,557
Mitsui Engineering & Shipbuilding
Company, Ltd. (a)	24,362	77,088
Mitsui Fudosan Company, Ltd. (a)	24,248	518,369
Mitsui Mining & Smelting Company, Ltd.	16,010	47,192
Mitsui O.S.K. Lines, Ltd. (a)	31,487	448,649

The accompanying notes are an integral part of the financial statements.

38

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Japan (continued)
Mitsui Sumitomo Insurance Group Holdings, Inc. *	10,877	$374,900
Mitsui Trust Holdings, Inc.	20,010	119,097
Mitsumi Electric Company, Ltd. (a)	2,101	46,794
Mizuho Financial Group, Inc. (a)	271	1,265,866
Mizuho Trust & Banking Company, Ltd. (a)	41,000	70,660
Murata Manufacturing Company, Ltd. (a)	5,704	268,588
Namco Bandai Holdings, Inc.	4,932	55,830
NEC Corp. (a)	59,383	310,938
NEC Electronics Corp. * (a)	1,148	28,596
NGK INSULATORS, Ltd. (a)	7,829	152,252
NGK Spark Plug Company, Ltd. (a)	5,238	60,132
NHK Spring Company, Ltd.	3,000	23,902
NICHIREI Corp.	534	2,741
Nidec Corp. (a)	2,914	194,020
Nikon Corp. (a)	9,181	268,033
Nintendo Company, Ltd.	2,808	1,584,020
Nippon Building Fund, Inc., REIT (a)	13	153,035
Nippon Electric Glass Company, Ltd.	10,000	173,000
Nippon Express Company, Ltd.	20,191	96,786
Nippon Light Metal Company, Ltd.	124	203
Nippon Meat Packers, Inc. (a)	5,238	70,935
Nippon Mining Holdings, Inc.	26,368	165,134
Nippon Oil Corp. (a)	35,906	241,098
Nippon Paper Group, Inc. (a)	30	81,932
Nippon Sheet Glass Company, Ltd. (a)	18,829	93,094
Nippon Steel Corp. (a)	141,464	766,039
Nippon Telegraph & Telephone Corp.	144	705,184
Nippon Yusen Kabushiki Kaisha	32,077	308,430
NIPPONKOA Insurance Company, Ltd. (a)	18,000	156,124
Nishi-Nippon City Bank, Ltd.	18,000	53,567
Nissan Chemical Industries, Ltd. (a)	5,238	64,424
Nissan Motor Company, Ltd. (a)	62,310	514,629
Nisshin Seifun Group, Inc.	4,886	61,383
Nisshin Steel Company	22,953	78,034
Nisshinbo Industries, Inc.	4,591	54,520
Nissin Food Products Company, Ltd. (a)	2,384	79,927
Nitori Company, Ltd. (a)	1,132	58,207
Nitto Denko Corp.	4,468	171,676
NOK Corp. (a)	3,008	47,818
Nomura Holdings, Inc. (a)	48,993	725,771
Nomura Real Estate Holdings, Inc. (a)	1,300	27,424
Nomura Real Estate Office Fund, Inc.	6	45,148
Nomura Research Institute, Ltd. (a)	3,389	79,471
NSK, Ltd. (a)	13,715	119,991
NTN Corp. (a)	11,772	78,380
NTT Data Corp. (a)	36	140,698
NTT DoCoMo, Inc.	453	665,518
NTT Urban Development Corp.	37	48,434
Obayashi Corp. (a)	14,362	65,057
OBIC Company, Ltd. (a)	210	35,262
Odakyu Electric Railway Company, Ltd. (a)	15,305	99,453
Oji Paper Company, Ltd. (a)	25,191	118,381
Okuma Holdings, Inc.	4,000	39,742
Olympus Optical Company, Ltd. (a)	6,534	220,907
Omron Corp.	6,539	140,405

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Japan (continued)
Ono Pharmaceutical Company, Ltd.	2,600	$143,241
Onward Kashiyama Company, Ltd. (a)	4,591	48,208
Oracle Corp. - Japan (a)	1,048	42,735
Oriental Land Company, Ltd. (a)	1,107	66,096
Orix Corp.	2,734	391,105
Osaka Gas Company, Ltd.	51,155	187,402
Otsuka Corp. (a)	400	27,612
Pioneer Electronic Corp. (a)	3,979	32,039
Promise Company, Ltd. (a)	2,381	66,597
Q.P. Corp.	13	114
Rakuten, Inc. (a)	170	85,812
Resona Holdings, Inc. (a)	135	207,233
Ricoh Company, Ltd.	17,601	317,592
Rinnai Corp. (a)	48	1,835
Rohm Company, Ltd. (a)	2,673	153,807
SANKYO Company, Ltd.	1,407	91,693
Santen Pharmaceutical Company, Ltd. (a)	2,200	55,215
Sanwa Shutter Corp. (a)	238	901
Sanyo Electric Company, Ltd. * (a)	54,849	127,586
Sapporo Hokuyo Holdings, Inc.	8	54,094
Sapporo Holdings (a)	8,534	59,714
SBI E*Trade Securities Compnay, Ltd.	48	37,519
SBI Holdings, Inc. (a)	316	69,161
Secom Company, Ltd. (a)	5,610	272,615
Sega Sammy Holdings, Inc.	5,808	50,649
Seiko Epson Corp.	3,878	106,642
Sekisui Chemical Company, Ltd. (a)	12,772	86,963
Sekisui House, Ltd. (a)	12,362	115,372
Seven & I Holdings Company, Ltd. (a)	22,419	639,728
Sharp Corp.	27,782	452,372
Shikoku Electric Power Company, Inc. (a)	5,100	140,246
Shimadzu Corp. (a)	7,000	69,680
Shimamura Company, Ltd. (a)	624	38,433
Shimano, Inc. * (a)	2,131	106,966
Shimizu Corp.	16,305	77,237
Shin-Etsu Chemical Company, Ltd.	11,589	718,139
Shinko Electric Industries Company, Ltd. (a)	2,000	24,693
Shinko Securities Company, Ltd.	14,000	41,268
Shinsei Bank, Ltd. (a)	23,906	81,949
Shionogi & Company, Ltd.	7,477	147,519
Shiseido Company, Ltd. (a)	9,477	216,877
Shizuoka Bank, Ltd. (a)	18,658	190,472
Showa Denko K.K. (a)	34,839	92,523
Showa Shell Sekiyu K.K.	5,545	60,732
SMC Corp.	1,636	179,184
SOFTBANK Corp. (a)	21,512	362,636
Sojitz Holdings Corp.	30,209	100,711
Sompo Japan Insurance, Inc.	23,896	224,591
Sony Corp.	28,058	1,226,059
Sony Financial Holdings, Inc. (a)	20	80,426
Square Enix Company, Ltd. (a)	1,000	29,571
Stanley Electric Corp. (a)	3,492	84,517
Sumco Corp.	3,300	73,033
Sumitomo Bakelite Company, Ltd. (a)	238	1,298
Sumitomo Chemical Company, Ltd.	43,554	274,404
Sumitomo Corp.	33,534	440,551

The accompanying notes are an integral part of the financial statements.

39

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Japan (continued)
Sumitomo Electric Industries, Ltd.	21,301	$270,412
Sumitomo Heavy Industries, Ltd.	14,010	94,865
Sumitomo Metal Industries, Ltd.	112,423	494,435
Sumitomo Metal Mining Company, Ltd. (a)	15,715	240,938
Sumitomo Mitsui Financial Group, Inc.	184	1,384,527
Sumitomo Realty & Development Company, Ltd. (a)	11,124	221,045
Sumitomo Rubber Industries, Inc.	6,300	46,990
Sumitomo Titanium Corp. (a)	600	31,530
Sumitomo Trust & Banking Company, Ltd.	42,554	297,359
Suruga Bank, Ltd.	4,886	63,545
Suzuken Company, Ltd.	2,077	76,676
Suzuki Motor Corp. (a)	9,600	226,925
T&D Holdings, Inc. (a)	5,659	348,008
TAIHEIYO CEMENT CORP. (a)	24,191	48,526
Taisei Corp. (a)	32,134	76,564
Taisho Pharmaceuticals Company, Ltd. (a)	4,238	78,586
Taiyo Nippon Sanso Corp. (a)	7,181	59,850
Takashimaya Company, Ltd. (a)	9,181	83,263
Takeda Pharmaceutical Company, Ltd.	23,551	1,197,678
Takefuji Corp. (a)	3,444	47,905
Tanabe Seiyaku Company, Ltd. (a)	7,000	91,501
TDK Corp.	3,632	217,540
Teijin, Ltd.	26,896	92,199
Terumo Corp. (a)	4,597	234,645
The 77th Bank, Ltd.	8,477	53,248
The Bank of Yokohama, Ltd. (a)	38,316	264,858
The Hachijuni Bank, Ltd.	11,000	71,272
The Hiroshima Bank, Ltd.	13,000	57,908
The Japan Steel Works, Ltd.	9,000	175,025
The Tokyo Electric Power Company, Ltd.	33,733	867,270
THK Company, Ltd. (a)	4,119	79,909
Tobu Railway Company, Ltd. (a)	22,248	105,389
Toda Corp. (a)	238	870
Toho Company, Ltd. (a)	2,467	50,416
Toho Gas Company, Ltd. * (a)	13,000	71,253
Toho Titanium Company, Ltd. (a)	900	17,672
Tohoku Electric Power Company, Inc.	11,120	241,910
Tokai Rika Company, Ltd.	1,700	35,141
Tokuyama Corp. (a)	6,000	44,639
Tokyo Broadcasting Company, Ltd.	1,148	21,785
Tokyo Electron, Ltd.	5,168	297,859
Tokyo Gas Company, Ltd.	72,165	290,876
Tokyo Steel Manufacturing Company, Ltd. (a)	3,200	36,977
Tokyo Tatemono Company, Ltd. (a)	9,000	58,229
Tokyu Corp.	31,134	161,556
Tokyu Land Corp.	12,829	72,853
TonenGeneral Sekiyu K.K. (a)	7,829	71,076
Toppan Printing Company, Ltd. (a)	16,010	176,255
Toray Industries, Inc. (a)	37,611	201,541
Toshiba Corp. (a)	86,289	636,288
Tosoh Corp. (a)	13,772	56,289
Toto, Ltd. (a)	6,829	48,106
Toyo Seikan Kaisha, Ltd. (a)	3,691	65,140
Toyo Suisan Kaisha, Ltd. (a)	2,295	51,872
Toyobo Company, Ltd. (a)	67	132

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Japan (continued)
Toyoda Gosei Company, Ltd. (a)	1,966	$57,396
Toyota Boshoku Corp. (a)	1,600	42,869
Toyota Industries Corp.	5,210	166,822
Toyota Motor Corp.	76,253	3,597,754
Toyota Tsusho Corp.	6,500	152,423
Trend Micro, Inc. (a)	2,767	91,204
Ube Industries, Ltd.	25,963	91,935
UFJ NICOS Company, Ltd. *	15,000	49,583
UNI Charm Corp. (a)	1,042	74,089
UNY Company, Ltd.	4,238	41,747
Ushio, Inc.	2,343	38,283
USS Company, Ltd.	787	51,955
West Japan Railway Company, Ltd.	50	245,327
Yahoo Japan Corp. (a)	404	155,611
Yakult Honsha Company, Ltd. (a)	3,043	85,686
Yamada Denki Company, Ltd.	2,504	178,276
Yamaguchi Financial Group, Inc. *	6,000	83,063
Yamaha Corp.	4,774	92,166
Yamaha Motor Company, Ltd. (a)	5,209	97,474
Yamato Kogyo Company, Ltd.	800	38,122
Yamato Transport Company, Ltd.	11,420	159,386
Yamazaki Baking Company, Ltd. (a)	2,591	28,476
YASKAWA Electric Corp. (a)	7,000	68,626
Yokogawa Electric Corp. (a)	5,686	51,995
		73,852,800

Luxembourg - 0.69%
ArcelorMittal	24,422	2,414,738
Millicom International Cellular SA, ADR *	1,911	199,273
SES, ADR	8,223	208,442
Tenaris SA, ADR	8,220	612,390
		3,434,843

Malaysia - 0.42%
AirAsia BHD *	21,700	5,778
AMMB Holdings BHD	41,287	40,181
Berjaya Sports Toto BHD	22,700	33,763
British American Tobacco Malaysia BHD	3,500	47,399
Bursa Malaysia BHD	8,000	18,240
Commerce Asset Holdings	67,800	165,999
Digi.Com BHD	11,000	80,459
Gamuda BHD	42,200	30,221
Genting BHD	73,500	125,968
Guinness Anchor BHD	3,700	5,945
Hong Leong Bank BHD	12,300	22,021
Hong Leong Credit BHD	5,600	8,021
IGB Corp. BHD	17,700	7,801
IJM Corp. BHD	13,950	23,481
IOI Corp. BHD	104,725	238,776
IOI Properties BHD	2,000	2,877
KLCC Property Holdings BHD	11,300	9,407
KNM Group BHD	39,050	75,889
Kuala Lumpur Kepong BHD	11,350	61,135
Lafarge Malayan Cement BHD	9,360	12,260
Malayan Bank BHD	65,250	140,784
Malaysian Airline System BHD *	9,200	8,728
Malaysian Plantations BHD	17,900	15,175

The accompanying notes are an integral part of the financial statements.

40

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Malaysia (continued)
MISC BHD	29,800	$75,697
MMC Corp. BHD	16,400	13,853
Petronas Dagangan BHD	6,600	15,149
Petronas Gas BHD	13,100	39,891
PLUS Expressways BHD	38,500	30,517
PPB Group BHD	12,300	40,655
Public Bank BHD	28,000	90,834
Resorts World BHD	75,800	60,315
RHB Capital BHD	8,300	10,720
Sime Darby BHD	78,201	221,380
SP Setia BHD	23,100	20,785
Tanjong PLC	5,700	23,899
Telekom Malaysia, BHD	27,600	26,861
Tenaga Nasional BHD	34,700	86,551
TM International Bhd *	27,600	51,948
UEM World BHD	19,300	17,366
UMW Holdings BHD	10,600	19,464
YTL Corp. BHD	22,400	46,274
YTL Power International BHD	80,357	45,497
		2,117,964

Mexico - 0.99%
Alfa SA de CV	9,536	68,193
America Movil SA de CV	523,160	1,382,330
Axtel SAB de CV, ADR *	16,700	30,605
Banco Compartamos SA de CV, ADR (a)	6,600	24,703
Carso Global Telecom SAB de CV *	23,200	127,145
Cemex SA de CV *	215,377	533,164
Coca-Cola Femsa SA de CV	7,859	44,473
Controladora Comercial Mexicana SA de CV	8,971	26,922
Corp. GEO SA de CV, Series B *	13,848	46,339
Desarrolladora Homex SA de CV *	7,400	72,105
Empresas ICA Sociedad
Controladora SA de CV *	15,900	99,565
Fomento Economico Mexicano SA de CV	63,065	287,040
Grupo Aeroportuario del Pacifico SA de CV, B Shares	14,100	41,768
Grupo Bimbo SA de CV	8,888	58,517
Grupo Carso SA de CV	19,062	88,905
Grupo Elektra SA de CV	2,100	77,276
Grupo Financiero Banorte SA de CV	38,757	182,265
Grupo Financiero Inbursa SA de CV	34,900	128,594
Grupo Mexico SA	116,052	263,317
Grupo Modelo SA (a)	15,208	77,403
Grupo Televisa SA	70,243	332,583
Industrias Penoles SA de CV	2,750	73,542
Kimberly-Clark de Mexico SA de CV	14,226	57,935
Telefonos de Mexico SA de CV	196,420	233,119
Telmex Internacional SAB de CV *	196,420	159,222
Urbi Desarrollos Urbanos SA de CV *	17,600	60,839
Wal-Mart de Mexico SA de CV, Series V	89,165	353,440
		4,931,309

Netherlands - 1.73%
Aegon NV	41,021	543,358
Akzo Nobel NV	7,457	512,598
ASML Holding NV	10,849	267,321
Corio NV	926	72,358

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Netherlands (continued)
DSM NV	3,504	$206,166
Fugro NV	1,437	122,734
Heineken Holding NV	3,000	137,638
Heineken NV	6,485	331,018
ING Groep NV	51,804	1,652,056
Koninklijke (Royal) KPN NV	50,238	862,160
Koninklijke (Royal) Philips Electronics NV	29,537	1,004,964
Koninklijke Ahold NV	33,834	454,926
Randstad Holdings NV	2,687	93,918
Reed Elsevier NV	16,765	282,698
SBM Offshore NV	3,495	128,992
SNS Reaal	3,557	69,052
TNT Post Group NV	10,406	355,855
TomTom NV *	1,430	41,134
Unilever NV	45,327	1,286,707
Wolters Kluwer NV	7,859	183,624
		8,609,277

New Zealand - 0.07%
Auckland International Airport, Ltd.	27,201	40,426
Contact Energy, Ltd.	8,018	48,826
Fletcher Building, Ltd.	14,399	69,686
Sky City Entertainment Group, Ltd.	13,069	30,480
Telecom Corp. of New Zealand, Ltd.	54,768	149,018
		338,436

Norway - 0.78%
Acergy SA	5,996	134,207
Aker Kvaerner ASA	5,105	120,529
Den Norske Bank ASA	20,401	259,559
Lighthouse Caledonia ASA *	688	810
Norsk Hydro ASA	20,922	305,622
Orkla ASA	24,683	316,946
Petroleum Geo-Services ASA *	5,272	129,388
ProSafe ASA *	5,400	53,542
Prosafe Production Public Ltd *	5,400	31,277
Renewable Energy Corp. ASA *	5,236	135,701
Statoil ASA	37,272	1,389,687
Storebrand ASA	12,585	93,401
Telenor ASA	24,791	466,304
Yara International ASA	5,212	461,520
		3,898,493

Peru - 0.15%
Cia de Minas Buenaventura SA	2,895	191,012
Credicorp SA	2,108	174,437
Credicorp, Ltd., ADR	90	7,391
Minsur SA	12,216	35,062
Southern Peru Copper Corp.	2,707	290,867
Volcan Compania Minera SA, CMN Series B	13,984	26,443
		725,212

Philippines - 0.06%
Ayala Corp.	4,656	26,705
Ayala Land, Inc.	163,200	34,897
Banco De Oro	8,886	8,511
Bank of the Philippine Islands	33,600	32,182
Filinvest Land, Inc.	98,991	1,543

The accompanying notes are an integral part of the financial statements.

41

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Philippines (continued)
Globe Telecommunications, Inc.	830	$21,815
Jollibee Foods Corp.	10,900	8,376
Manila Electric Company	6,697	5,743
Megaworld Corp.	89,847	2,442
Metropolitan Bank & Trust Company	15,500	11,393
Philippine Long Distance Telephone Company	1,660	88,556
PNOC Energy Development Corp.	166,351	19,268
SM Investments Corp.	4,340	23,684
SM Prime Holdings, Ltd.	136,479	21,280
		306,395

Poland - 0.33%
Agora SA	1,161	18,523
Bank BPH SA *	252	8,502
Bank Millennium SA	8,639	27,566
Bank Pekao SA	4,040	311,856
Bank Zachodni WBK SA	639	40,900
Bioton SA *	37,285	9,098
Boryszew SA *	661	1,048
BRE Bank SA *	258	42,858
Cersanit-Krasnystaw SA *	2,113	20,277
Computerland SA	207	2,125
Debica SA	64	2,373
Echo Investment SA *	7,880	16,085
Getin Holding SA *	5,118	21,831
Globe Trade Centre SA *	3,523	50,224
Grupa Lotos SA *	722	8,978
KGHM Polska Miedz SA *	3,520	165,177
Orbis SA	867	18,511
PBG SA *	272	32,726
Polimex Mostostal SA	12,839	31,871
Polish Oil & Gas Company	34,491	53,896
Polski Koncern Naftowy Orlen SA *	9,416	150,847
Powszechna Kasa Oszczednosci Bank Polski SA	14,693	316,192
Softbank SA	1,147	30,679
Telekomunikacja Polska SA	20,546	198,996
TVN SA	4,829	39,655
		1,620,794

Portugal - 0.20%
Banco BPI SA	10,251	42,530
Banco Comercial dos Acores SA (a)	61,360	132,836
Banco Espirito Santo SA	5,675	88,546
Brisa Auto Estrada, SA	8,769	101,339
Cimpor-Cimentos De Portugal SA (a)	6,693	45,102
Electricidade de Portugal SA	56,926	297,114
Portugal Telecom, SGPS, SA	20,146	228,693
PT Multimedia.com, SGPS, SA	5,234	43,511
Sonae, SGPS, SA	23,914	28,803
		1,008,474

Russia - 2.01%
AFK Sistema, Reg. S, Spons. GDR	3,109	93,457
Comstar United Telesystems, GDR *	5,644	56,440
JSC MMC Norilsk Nickel, ADR	23,510	594,803
Lukoil Oil Company, ADR	14,708	1,450,209
Mechel Steel Group, ADR	4,510	223,425

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Russia (continued)
Mobile Telesystems, SADR	6,211	$475,825
NovaTek OAO, ADR	2,414	209,777
Novolipetsk Steel, ADR	5,757	328,149
OAO Gazprom, SADR	71,355	4,138,590
OAO Gazprom, SADR	1,840	106,720
Polyus Gold Company ZAO, SADR	4,190	116,272
Rostelecom, ADR	2,023	146,728
Sberbank, ADR	2,607	823,812
Sibirtelecom, ADR	158	11,439
Surgutneftegaz, ADR	22,165	243,815
Tatneft, ADR	2,024	305,118
UralsvyAzinform, ADR	1,479	15,825
VolgaTelecom, ADR	1,355	12,737
VTB Bank OJSC, GDR	25,800	179,310
Vympel Communicatii, SADR	14,420	427,986
Wimm-Bill-Dann Foods OJSC, ADR *	591	62,185
		10,022,622

Singapore - 0.88%
Ascendas, REIT * (a)	31,395	50,996
Capitacommercial * (a)	28,000	39,308
Capitaland, Ltd.	46,725	195,753
CapitaMall Trust *	40,291	88,545
Chartered Semiconductor Manufacturing, Ltd. *	430	245
City Developments, Ltd.	15,715	125,438
ComfortDelGro Corp., Ltd.	53,269	58,729
Cosco Corp. Singapore, Ltd.	24,000	56,448
DBS Group Holdings, Ltd.	34,316	475,690
Fraser and Neave, Ltd. (a)	33,200	110,541
Genting International PLC *	70,000	29,841
Golden Agri-Resources, Ltd.	136,000	89,964
Jardine Cycle and Carriage, Ltd. (a)	3,826	47,806
Keppel Corp., Ltd.	38,810	317,771
Keppel Land, Ltd. (a)	11,124	40,553
Neptune Orient Lines, Ltd.	13,362	31,722
Olam International, Ltd.	42,700	76,264
Oversea-Chinese Banking Corp., Ltd.	74,448	447,055
Parkway Holdings, Ltd.	44,042	75,100
SembCorp Industries, Ltd.	27,415	83,824
SembCorp Marine, Ltd.	25,706	76,331
Singapore Airlines, Ltd.	15,880	171,575
Singapore Exchange, Ltd. (a)	24,601	124,944
Singapore Press Holdings, Ltd.	45,059	140,752
Singapore Technologies Engineering, Ltd. (a)	40,202	81,258
Singapore Telecommunications, Ltd. (a)	234,430	623,745
Suntec Real Estate Investment Trust *	191	191
United Overseas Bank, Ltd.	35,963	492,177
United Overseas Land, Ltd. (a)	16,568	41,403
Venture Corp., Ltd. (a)	7,534	54,322
Wilmar International, Ltd. (a)	28,000	104,134
Yanlord Land Group, Ltd. (a)	13,000	17,677
		4,370,102

South Africa - 1.32%
ABSA Group, Ltd. (a)	10,430	109,242
African Bank Investments, Ltd. (a)	27,463	82,775
African Rainbow Minerals, Ltd.	3,286	117,507

The accompanying notes are an integral part of the financial statements.

42

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

South Africa (continued)
Anglo Platinum, Ltd.	2,090	$348,867
AngloGold Ashanti, Ltd.	8,462	290,550
Aspen Pharmacare Holdings, Ltd. *	6,829	27,735
Aveng, Ltd.	10,687	79,163
Barloworld, Ltd.	6,212	63,469
Bidvest Group, Ltd. *	7,684	96,546
Discovery Holdings, Ltd., ADR	1	3
FirstRand, Ltd.	82,249	139,708
Foschini, Ltd.	6,113	23,070
Gold Fields, Ltd.	18,386	233,641
Harmony Gold Mining Company, Ltd. *	10,168	123,367
Hulamin, Ltd.	107	284
Impala Platinum Holdings, Ltd.	15,807	623,801
Imperial Holdings, Ltd. * (a)	5,062	34,102
Investec, Ltd.	4,948	29,827
Kumba Iron Ore, Ltd.	2,433	97,879
Kumba Resources, Ltd.	3,477	64,145
Liberty Group, Ltd. *	3,638	28,853
Massmart Holdings, Ltd.	5,969	47,035
Mittal Steel South Africa, Ltd.	5,794	165,014
MTN Group, Ltd.	46,399	737,762
Murray & Roberts Holdings, Ltd.	8,631	95,889
Naspers, Ltd.	11,905	259,994
Nedbank Group, Ltd.	6,222	73,067
Network Healthcare Holdings, Ltd. *	37,390	35,098
Northam Platinum, Ltd.	5,619	48,511
Pick’n Pay Stores, Ltd.	6,260	21,586
Pretoria Portland Cement Company, Ltd.	15,497	56,783
Remgro, Ltd.	13,873	332,917
Reunert, Ltd. (a)	5,060	31,665
RMB Holdings, Ltd.	26,897	72,138
Sanlam, Ltd. (a)	66,683	141,371
Sappi, Ltd.	6,291	76,287
Sasol, Ltd.	17,464	1,028,212
Shoprite Holdings, Ltd.	12,856	64,838
Standard Bank Group, Ltd.	32,158	313,366
Steinhoff International Holdings, Ltd. * (a)	29,777	60,543
Super Group, Ltd.	2,898	1,895
Telkom SA, Ltd.	8,779	158,650
Tiger Brands, Ltd.	4,907	88,364
Truworths International, Ltd.	13,754	40,313
Woolworths Holdings, Ltd. (a)	24,928	32,473
		6,598,305

South Korea - 2.46%
Amorepacific Corp. (a)	90	55,753
Asiana Airlines (a)	814	4,280
Cheil Industries, Inc.	1,420	65,838
CJ CheilJedang Corp. *	210	54,907
Daegu Bank	3,940	52,355
Daelim Industrial Company (a)	810	82,855
Daewoo Engineering & Construction Company, Ltd.	4,550	68,725
Daewoo International Corp.	1,350	56,720
Daewoo Securities Company, Ltd.	3,570	64,332
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	2,970	116,125

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

South Korea (continued)
DC Chemical Company, Ltd. (a)	340	$114,736
Dongbu Insurance Company, Ltd.	990	36,342
Dongkuk Steel Mill Company, Ltd.	1,070	46,133
Doosan Corp. * (a)	370	61,899
Doosan Heavy Industries and Construction Company, Ltd. (a)	900	85,178
Doosan Infracore Company, Ltd. (a)	2,090	60,539
GS Engineering & Construction Corp.	1,110	121,500
GS Holdings Corp.	1,880	71,889
Hana Financial Group, Inc.	3,590	138,136
Hanjin Heavy Industries & Construction Company, Ltd.	1,043	44,869
Hanjin Shipping Company, Ltd. (a)	1,680	65,205
Hankook Tire Company, Ltd.	3,350	46,597
Hanwha Chem Corp. (a)	2,218	24,592
Hanwha Corp.	1,280	45,275
Hite Brewery Company, Ltd. (a)	360	40,438
Honam Petrochemical Corp. (a)	390	27,813
Hynix Semiconductor, Inc. *	9,830	234,931
Hyosung Corp.	700	49,787
Hyundai Department Store Company, Ltd.	400	32,388
Hyundai Development Company	1,990	100,827
Hyundai Engineering & Construction Company, Ltd. (a)	1,380	91,688
Hyundai Heavy Industries	1,250	387,171
Hyundai Mipo Dockyard	380	74,471
Hyundai Mobis	1,720	139,271
Hyundai Motor Company, Ltd. (a)	4,460	302,720
Hyundai Securities Company, Ltd. (a)	4,165	50,368
Hyundai Steel Company	1,810	136,349
Industrial Bank of Korea	4,960	75,629
Kangwon Land, Inc.	3,350	73,338
KCC Corp. (a)	150	62,449
Kia Motors Corp. *	5,990	63,276
Kookmin Bank, SADR	7,870	460,474
Kookmin Bank	2,130	125,839
Korea Electric Power Corp., ADR	12,176	176,917
Korea Electric Power Corp. (a)	1,920	56,441
Korea Exchange Bank	7,290	100,006
Korea Gas Corp.	620	45,164
Korea Investment Holdings Company, Ltd.	1,160	46,409
Korea Line Corp. (a)	160	26,920
Korea Zinc Company, Ltd.	340	46,480
Korean Air Lines Company, Ltd. (a)	1,139	53,572
Korean Reinsurance Company, Ltd.	15	173
KT Corp., SADR	6,342	135,211
KT Corp. (a)	690	29,518
KT Freetel Company, Ltd. * (a)	2,230	59,798
KT&G Corp.	3,440	295,971
Kumho Industrial Company, Ltd. (a)	540	12,415
LG Chem, Ltd.	1,505	143,875
LG Corp.	2,970	192,785
LG Dacom Corp.	1,000	15,917
LG Electronics, Inc. (a)	2,730	309,263
LG Household & Health Care, Ltd.	310	60,752
LG Philips LCD Company, Ltd., ADR	2,360	44,085
LG Philips LCD Company, Ltd.	4,390	164,512

The accompanying notes are an integral part of the financial statements.

43

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

South Korea (continued)
LG Telecom, Ltd. (a)	3,558	$26,973
Lotte Confectionery Company, Ltd.	20	24,263
Lotte Shopping Company, Ltd.	270	80,402
LS Cable, Ltd. (a)	520	45,535
Mirae Asset Securities Company, Ltd. (a)	554	54,285
NHN Corp. * (a)	1,144	199,589
Pacific Corp.	20	2,457
POSCO	1,780	925,692
Pusan Bank	3,930	52,598
Samsung Card Company, Ltd.	950	41,958
Samsung Corp.	3,840	207,776
Samsung Electro-Mechanics Company, Ltd.	1,870	69,362
Samsung Electronics Company, Ltd.	3,190	1,905,980
Samsung Engineering Company, Ltd.	1,000	74,853
Samsung Fire & Marine Insurance Company, Ltd.	1,170	244,391
Samsung Heavy Industries Company, Ltd. (a)	5,340	190,413
Samsung SDI Company, Ltd. *	1,070	85,514
Samsung Securities Company, Ltd.	1,660	103,626
Samsung Techwin Company, Ltd.	1,460	64,692
Shinhan Financial Group Company, Ltd.	10,020	453,082
Shinsegae Company, Ltd. (a)	430	231,433
SK Corp.	1,039	128,131
SK Energy Company, Ltd.	1,870	208,264
SK Networks Company, Ltd. *	3,090	53,171
SK Telecom Company, Ltd., ADR	9,437	196,006
SK Telecom Company, Ltd. (a)	60	10,927
S-Oil Corp.	1,400	89,938
STX Pan Ocean Company, Ltd. (a)	36,500	72,403
STX Shipbuilding Company, Ltd. (a)	1,300	37,594
Taihan Electric Wire Company, Ltd. (a)	580	24,397
Tong Yang Investment Bank	2,376	26,803
Woongjin Coway Company, Ltd.	1,150	33,751
Woori Finance Holdings Company, Ltd.	6,580	104,734
Woori Investment & Securities Company, Ltd. (a)	2,910	52,856
		12,254,040

Spain - 2.86%
Abertis Infraestructuras SA	6,862	162,814
Acciona SA (a)	731	173,617
Acerinox SA (a)	3,649	84,052
ACS Actividades SA (a)	5,561	279,389
Banco Bilbao Vizcaya Argentaria SA	102,850	1,970,716
Banco de Sabadell SA (a)	24,976	211,167
Banco Popular Espanol SA	23,046	318,943
Banco Santander Central Hispano SA	180,097	3,309,074
Bankinter SA, ADR	8,821	100,412
Cintra Concesiones de Infraestructuras de Transporte SA	5,536	62,059
Corporacion Mapfre SA	13,850	66,291
Criteria Caixacorp SA * (a)	26,766	160,560
Enagas (a)	4,034	114,324
Fomento de Construcciones SA (a)	1,025	60,905
Gamesa Corporacion Tecnologica SA	5,577	274,134
Gas Natural SDG SA (a)	2,796	163,056
Gestevision Telecinco SA (a)	1,894	24,214
Grifols SA	3,478	111,107

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Spain (continued)
Grupo Ferrovial SA	1,536	$95,090
Iberdrola Renovables *	22,984	178,041
Iberdrola SA (a)	101,445	1,359,219
Iberia Lineas Aereas de Espana SA (a)	12,537	30,003
Indra Sistemas SA (a)	3,134	81,515
Industria de Diseno Textil SA	5,872	270,514
Promotora de Informaciones SA	2,061	22,066
Red Electrica De Espana (a)	2,723	177,277
Repsol YPF SA	19,929	785,372
Sacyr Vallehermoso SA (a)	1,893	57,940
Telefonica SA	123,739	3,288,578
Union Fenosa SA (a)	3,091	180,163
Zardoya Otis SA (a)	3,228	66,985
Zardoya Otis SA *	322	6,682
Zeltia SA *	175	1,251
		14,247,530

Sweden - 1.40%
Alfa Laval AB	9,604	149,503
Assa Abloy AB - Series B	7,699	111,539
Atlas Copco AB, Series A, ADR	17,518	258,154
Atlas Copco AB, Series B, ADR	11,201	149,255
Boliden AB	8,500	69,299
Electrolux AB, Series B	6,076	77,685
Ericsson LM, Series B	80,490	839,321
Getinge AB, Series B (a)	4,781	117,095
Hennes & Mauritz AB, B shares	13,932	755,307
Holmen AB, Series B	1,571	46,172
Husqvarna AB, B Shares	7,638	66,900
Investor AB, B shares	12,400	262,003
Lundin Petroleum AB, Series A *	5,165	76,329
Modern Times Group AB, Series B	1,185	69,753
Nordea Bank AB	56,802	783,775
Sandvik AB	26,311	360,428
Scania AB, Series B	9,152	125,371
Securitas AB, Series B	8,899	103,435
Skandinaviska Enskilda Banken AB, Series A	12,467	231,850
Skanska AB, Series B	9,559	137,295
SKF AB, B Shares (a)	10,752	168,713
SSAB Svenskt Stal AB, Series A	4,422	143,179
SSAB Svenskt Stal AB, Series B	2,192	62,603
Svenska Cellulosa AB, ADR	14,576	206,329
Svenska Handelsbanken AB, Series A	13,439	320,218
Swedbank AB, A shares	9,800	189,574
Swedish Match AB	7,653	156,937
Tele2 AB, Series B	7,740	151,652
Teliasonera AB	60,043	444,656
Volvo AB, Series A	703	8,317
Volvo AB, Series B	28,920	355,350
		6,997,997

Switzerland - 5.10%
ABB, Ltd. *	63,433	1,804,477
Actelion, Ltd. *	3,136	167,921
Adecco SA	4,055	201,252
Baloise Holding AG	1,633	172,004

The accompanying notes are an integral part of the financial statements.

44

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Switzerland (continued)
Compagnie Financiere Richemont AG, Series A *	15,251	$849,476
Credit Suisse Group AG	30,343	1,393,066
EFG International, ADR (a)	1,808	49,468
Geberit AG, ADR	1,210	178,263
Givaudan AG	203	181,429
Holcim, Ltd.	6,237	505,224
Julius Baer Holding AG	6,317	426,678
Kuehne & Nagel International AG	1,719	163,310
Lindt & Spruengli AG, ADR	30	82,845
Logitech International SA *	5,503	148,140
Lonza Group AG	1,416	196,414
Nestle SA	112,990	5,105,593
Nobel Biocare Holding AG, Series BR	3,630	118,542
Novartis AG	66,801	3,678,289
Pargesa Holding SA, ADR	926	103,246
Phonak Holding AG	1,549	128,433
Roche Holdings AG - Genusschein	20,231	3,643,976
Schindler Holding AG	1,488	110,921
Societe Generale de Surveillance Holdings AG	145	207,518
Straumann Holding AG	290	69,494
Sulzer AG	1,040	132,042
Swatch Group AG, BR shares	994	248,366
Swatch Group AG	1,486	69,532
Swiss Life Holding *	1,036	276,862
Swiss Re	10,312	686,928
Swisscom AG	694	231,492
Syngenta AG	3,039	988,408
Synthes AG	1,827	251,815
UBS AG *	82,877	1,739,379
Unaxis Holding AG *	257	71,323
Zurich Financial Services AG	4,234	1,083,834
		25,465,960

Taiwan - 1.75%
Acer Sertek, Inc.	61,915	121,982
Advanced Semiconductor Engineering, Inc.	101,018	90,857
Advantech Company, Ltd.	6,300	16,189
Asia Cement Corp.	43,200	64,758
Asia Optical Company, Inc.	4,039	7,705
Asustek Computer, Inc.	81,432	221,602
AU Optronics Corp.	156,245	245,540
BenQ Corp. *	30,600	20,364
Catcher Technology Company, Ltd.	10,400	29,638
Cathay Financial Holdings Company, Ltd.	147,000	319,639
Cathay Real Estate Development Company, Ltd.	22,000	12,285
Chang Hwa Commercial Bank, Ltd.	99,000	70,451
Cheng Shin Rubber Industry Company, Ltd.	16,050	21,706
Cheng Uei Precision Industry Company, Ltd.	6,300	10,772
Chi Mei Optoelectronics Corp.	97,760	112,888
China Airlines, Ltd.	30,895	13,436
China Development Financial Holdings Corp.	239,990	96,856
China Motor Company, Ltd.	13,065	8,437
China Steel Corp.	213,720	329,878
Chinatrust Finance Holding Company, Ltd. *	184,000	177,617
Chunghwa Picture Tubes, Ltd. *	164,000	42,955

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Taiwan (continued)
Chunghwa Telecom Company, Ltd. *	121,818	$315,050
CMC Magnetics Corp. *	65,000	18,374
Compal Communications, Inc.	5,250	6,348
Compal Electronics, Inc.	77,445	83,688
Delta Electronics, Inc.	39,900	111,078
D-Link Corp.	13,056	17,636
E.Sun Financial Holding Company, Ltd. *	79,000	42,945
Epistar Corp.	9,965	17,991
Eternal Chemical Company, Ltd.	12,320	10,228
EVA Airways Corp. *	30,000	12,898
Evergreen Marine Corp.	25,000	19,850
Everlight Electronics Company, Ltd.	6,000	15,498
Far Eastern Department Stores Company, Ltd.	16,000	17,026
Far Eastern Textile, Ltd.	69,010	89,920
Far EasTone Telecommunications Company, Ltd.	16,159	25,687
Firich Enterprises Company, Ltd.	2,000	11,103
First Financial Holding Company, Ltd.	117,300	128,689
Formosa Chemicals & Fibre Corp.	75,000	147,761
Formosa Petrochemical Corp.	47,000	124,185
Formosa Plastic Corp.	103,000	248,397
Formosa Taffeta Company, Ltd.	18,000	17,761
Foxconn Technology Company, Ltd.	10,350	47,909
Fubon Group Company, Ltd.	96,000	98,046
Fuhwa Financial Holdings Company, Ltd. *	150,130	105,105
HannStar Display Corp. *	97,704	35,569
High Tech Computer Corp.	11,400	255,395
Hon Hai Precision Industry Company, Ltd.	128,424	632,537
Hua Nan Financial Holdings Company, Ltd.	88,000	80,453
InnoLux Display Corp.	51,673	92,781
Inotera Memories, Inc.	77,380	45,378
Inventec Appliances Corp.	5,250	10,067
Inventec Company, Ltd.	35,700	21,053
KGI Securities Company, Ltd.	57,000	41,502
Kinsus Interconnect Technology Corp.	7,000	15,452
Largan Precision Company, Ltd.	3,060	39,116
Lite-On Technology Corp.	45,811	46,108
Macronix International Company, Ltd.	68,177	29,874
MediaTek, Inc.	21,050	242,727
Mega Financial Holding Company, Ltd.	228,000	180,279
Mitac International	24,822	16,805
Mosel Vitelic, Inc.	23,690	15,415
Motech Industries, Inc.	3,000	23,326
Nan Ya Plastics Corp.	128,000	271,999
Nan Ya Printed Circuit Board Corp.	5,132	25,700
Nanya Technology Corp.	54,587	24,548
Novatek Microelectronics Corp., Ltd.	11,219	32,600
Pan-International Industrial Company, Ltd.	6,000	7,927
Polaris Securities Company, Ltd. *	54,118	32,450
Pou Chen Corp.	52,013	45,410
Powerchip Semiconductor Corp.	177,963	50,657
Powertech Technology, Inc.	10,350	36,315
President Chain Store Corp.	11,000	36,603
ProMOS Technologies, Inc.	146,000	28,283
Quanta Computer, Inc.	47,940	74,233
Realtek Semiconductor Corp.	10,500	21,517

The accompanying notes are an integral part of the financial statements.

45

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Taiwan (continued)
Richtek Technology Corp.	2,000	$15,550
Shin Kong Financial Holding Company, Ltd.	81,458	54,345
Siliconware Precision Industries Company	63,223	93,211
Sino-American Silicon Products, Inc.	4,000	18,318
SinoPac Holdings Company, Ltd.	138,000	59,786
Synnex Technology International Corp.	17,850	36,755
Taishin Financial Holdings Company, Ltd. *	119,000	50,771
Taiwan Cellular Corp.	44,842	83,470
Taiwan Cement Corp.	65,740	88,800
Taiwan Cooperative Bank	31,000	28,801
Taiwan Fertilizer Company, Ltd.	17,000	63,849
Taiwan Glass Industrial Corp.	17,536	18,661
Taiwan Secom Company, Ltd.	6,000	11,406
Taiwan Semiconductor Manufacturing Company, Ltd. *	548,684	1,174,990
Tatung Company, Ltd. *	96,000	38,744
Teco Electric & Machinery Company, Ltd.	40,000	22,403
Transcend Information, Inc.	6,000	15,438
Tripod Technology Corp.	9,120	22,805
Tung Ho Steel Enterprise Corp.	16,000	28,729
U-Ming Marine Transport Corp.	10,000	26,357
Unimicron Technology Corp.	20,400	23,187
Uni-President Enterprises Corp.	68,900	82,853
United Microelectronics Corp.	322,788	171,215
Vanguard International Semiconductor Corp.	25,000	18,326
Via Technologies, Inc. *	23,000	16,178
Wafer Works Corp.	4,000	14,957
Walsin Lihwa Corp.	74,000	26,696
Wan Hai Lines, Ltd.	25,000	19,273
Winbond Electronics Corp.	81,000	17,079
Wintek Corp. *	21,000	12,834
Wistron Corp.	26,497	37,887
Ya Hsin Industrial Company, Ltd. *	22,000	0
Yageo Corp.	56,000	17,324
Yang Ming Marine Transport Corp.	28,223	18,596
Yulon Motor Company, Ltd.	17,253	17,507
Zinwell Corp.	5,000	12,684
		8,740,592

Thailand - 0.27%
Advanced Info Service PCL	24,700	68,334
Airports of Thailand PLC (a)	12,200	17,788
Bangkok Bank PCL, Foreign Shares	23,100	82,907
Bangkok Bank PCL	9,700	34,524
Bank of Ayudhya PCL *	99,000	65,141
Banpu PCL, Reg.	4,100	66,218
BEC World PCL	25,900	18,979
C.P. Seven Eleven PCL	56,395	18,048
Central Pattana PCL	16,900	11,828
Electricity Generating PCL	800	2,022
Glow Energy PCL	13,200	11,647
IRPC PCL	214,900	26,095
Kasikornbank PCL	42,600	91,736
Krung Thai Bank PCL	79,500	20,092
Land & Houses PCL, Foreign Shares	58,600	12,970
PTT Aromatics & Refining PCL	29,486	20,283
PTT Chemical PCL	7,797	24,486

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Thailand (continued)
PTT Exploration & Production PCL	28,300	$163,359
PTT Exploration & Production PCL	8,100	46,756
PTT PCL	20,600	186,069
PTT, PCL	5,500	49,679
Ratchaburi Electricity Generating Holding PCL	8,400	10,552
Siam Cement PCL	400	2,309
Siam Cement PCL (a)	11,700	69,637
Siam City Cement PCL (a)	1,800	10,713
Siam Commercial Bank PCL	22,500	52,153
Siam Commercial Bank, Public Company, Ltd.	12,700	29,438
Thai Oil PCL	22,900	35,615
Thai Oil Public Company, Ltd.	10,500	16,330
TMB Bank PCL *	1,053,100	37,481
Total Access Communication PCL	31,700	47,879
		1,351,068

Turkey - 0.27%
Adana Cimento Sanayii Turk Anonim Sirketi, Class A	511	1,670
Akbank AS (a)	26,945	93,362
Akcansa Cimento AS	635	1,982
Aksigorta AS	3,270	11,010
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	6,968	60,359
Arcelik AS (a)	2,672	9,346
Asya Katilim Bankasi AS *	3,466	6,514
Asya Katilim Bankasi AS *	1,733	1,841
BIM Birlesik Magazalar AS	1,590	60,744
Dogan Sirketler Grubu Holdings AS *	16,382	19,947
Dogan Yayin Holding AS *	6,772	7,913
Enka Insaat ve Sanayi AS	8,410	96,904
Eregli Demir ve Celik Fabrikalari TAS (a)	17,765	145,174
Ford Otomotiv Sanayi AS	1,875	13,407
HACI Omer Sabanci Holdings, AS (a)	13,936	47,604
Is Gayrimenkul Yatirim Ortakligi AS	2,702	1,921
KOC Holdings AS *	12,478	34,058
Migros Turk TAS (a)	3,043	50,232
Petkim Petrokimya Holding AS *	2,188	8,940
Tekfen Holding AS	5,722	43,954
Tofas Turk Otomobil Fabrik AS	3,340	9,717
Trakya Cam Sanayi AS *	2,537	2,737
Tupras Turkiye Petrol Rafine AS (a)	3,873	89,411
Turk Sise ve Cam Fabrikalari AS * (a)	8,877	9,430
Turk Telekomunikasyon AS *	19,997	67,327
Turkcell Iletisim Hizmetleri AS (a)	16,462	94,168
Turkiye Garanti Bankasi AS *	62,916	144,989
Turkiye Halk Bankasi AS	9,317	44,160
Turkiye Is Bankasi AS	28,878	94,396
Turkiye Vakiflar Bankasi Tao	22,351	29,041
Yapi ve Kredi Bankasi AS * (a)	19,550	35,787
		1,338,045

United Kingdom - 15.05%
3i Group PLC	10,364	170,309
Alliance & Leicester PLC	8,064	47,384
AMEC PLC	8,624	152,882
Anglo American PLC	37,159	2,609,773
Antofagasta PLC	10,729	140,618

The accompanying notes are an integral part of the financial statements.

46

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

United Kingdom (continued)
Associated British Foods PLC	9,692	$146,428
AstraZeneca Group PLC	40,807	1,741,048
Astro All Asia Networks PLC, GDR	12,500	13,007
Aviva PLC	76,646	764,863
BAE Systems PLC	102,688	905,085
Barclays PLC	183,258	1,064,040
Barclays PLC *	39,269	7,431
Berkeley Group Holdings PLC *	2,430	33,010
BG Group PLC	93,921	2,445,090
BHP Billiton PLC	61,996	2,370,944
BICC PLC	10,335	87,489
BP PLC	532,695	6,188,564
British Airways PLC	17,780	76,231
British American Tobacco PLC	42,351	1,466,965
British Energy Group PLC	30,813	437,296
British Land Company PLC	15,160	213,942
British Sky Broadcasting Group PLC	31,409	295,293
BT Group PLC	221,418	881,622
Bunzl PLC	10,102	131,696
Burberry Group PLC	11,807	106,535
Cable & Wireless PLC	66,898	200,942
Cadbury PLC	37,221	468,927
Cairn Energy PLC *	3,560	229,393
Capita Group PLC	15,673	214,625
Carnival PLC	4,177	133,535
Carphone Warehouse	11,366	44,803
Cattles PLC	227	606
Centrica PLC	105,260	650,477
Cobham PLC	32,858	129,456
Compass Group PLC (a)	52,560	397,305
Daily Mail and General Trust PLC	8,321	52,001
Diageo PLC	71,844	1,322,266
Enterprise Inns PLC	15,585	126,034
Eurasian Natural Resources Corp. *	8,146	216,287
FirstGroup PLC	12,646	130,982
Friends Provident Ethical Investment Trust PLC	74,286	151,222
GKN PLC	16,950	75,289
GlaxoSmithKline PLC	153,965	3,413,294
Group 4 Securicor PLC	33,367	134,586
Hammerson PLC	8,779	156,067
Hays PLC	46,107	83,114
HBOS PLC	103,062	566,584
Home Retail Group	24,594	106,793
HSBC Holdings PLC	334,742	5,172,357
ICAP PLC	15,278	164,939
IMI PLC	7,256	63,087
Imperial Tobacco Group PLC	28,307	1,054,931
Inchcape PLC	13,999	89,089
Intercontinental Hotels Group PLC	8,732	117,054
International Personal Finance PLC	84	461
International Power PLC	43,772	376,649
Invensys PLC *	23,699	122,969
Investec PLC	10,649	65,330
ITV PLC	80,304	71,499
J Sainsbury PLC	28,450	180,346

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

United Kingdom (continued)
Johnson Matthey PLC	5,978	$219,808
Kazakhmys PLC	5,570	176,626
Kingfisher PLC	66,609	148,994
Ladbrokes PLC	15,045	76,941
Land Securities Group PLC	12,525	307,358
Legal & General Group PLC	168,404	336,106
Liberty International PLC	7,346	126,129
Lloyds TSB Group PLC	158,117	978,692
Logicacmg PLC	41,317	88,881
London Stock Exchange Group PLC	4,090	63,544
Lonmin PLC, ADR	4,252	270,257
Man Group PLC, ADR	50,627	629,250
Marks & Spencer Group PLC	49,154	321,626
Meggitt PLC	17,825	75,448
Mitchells & Butlers PLC	7,632	31,164
Mondi PLC	10,929	64,545
National Express Group PLC	3,116	59,087
National Grid PLC	70,788	931,299
Next Group PLC	5,545	107,079
Old Mutual PLC	151,076	279,254
Pearson PLC	23,570	288,495
Persimmon PLC	8,692	54,710
Prudential PLC	72,159	766,080
Punch Taverns PLC	7,917	49,358
Reckitt Benckiser PLC	16,801	851,686
Reed Elsevier PLC	31,784	364,659
Rentokil Initial PLC	56,546	111,786
Rexam PLC	18,218	140,614
Rio Tinto PLC	28,088	3,361,859
Rolls-Royce Group PLC *	50,855	345,924
Rolls-Royce Group PLC *	4,556,608	9,076
Royal & Sun Alliance PLC	86,993	217,636
Royal Bank of Scotland Group PLC	428,729	1,836,022
Royal Dutch Shell PLC, A Shares	100,332	4,122,828
Royal Dutch Shell PLC, B Shares	77,650	3,124,275
SABMiller PLC	25,806	592,147
Schroders PLC	3,005	54,708
Scottish & Southern Energy PLC	24,423	682,517
Segro PLC, REIT	13,223	103,641
Serco Group PLC	13,368	119,223
Severn Trent PLC	6,269	160,332
Shire, Ltd.	15,216	249,586
Smith & Nephew PLC	24,494	270,287
Smiths Group PLC	11,063	239,309
Stagecoach Group PLC	17,095	95,342
Standard Chartered PLC	40,904	1,165,087
Standard Life PLC	61,931	258,743
Tate & Lyle PLC	13,424	106,286
Taylor Woodrow PLC	32,947	40,688
Tesco PLC	220,181	1,619,629
The Sage Group PLC	34,456	143,439
Thomas Cook Group PLC	12,688	59,138
Thomson Reuters PLC *	5,616	150,343
Tomkins PLC	27,912	83,951
TUI Travel PLC	14,401	58,803
Tullow Oil PLC	20,133	382,973

The accompanying notes are an integral part of the financial statements.

47

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

United Kingdom (continued)
Unilever PLC	38,536	$1,096,870
United Business Media PLC	6,257	67,986
United Utilities PLC	25,263	345,447
Vedanta Resources PLC	3,694	160,917
Vodafone Group PLC	1,497,579	4,449,073
Whitbread PLC	5,742	140,906
William Hill PLC	11,292	72,030
William Morrison Supermarket PLC	66,257	351,381
Wolseley PLC	17,594	131,943
WPP Group PLC	30,470	293,899
Xstrata PLC	17,773	1,424,542
		75,089,106
United States - 0.06%
Groupe Aeroplan, Inc.	2,636	44,593
HDFC Bank Ltd	2,500	179,150
Southern Copper Corp.	154	16,421
TMX Group, Inc. (a)	1,924	79,435
		319,599
TOTAL COMMON STOCKS (Cost $398,431,932)		$468,600,192

PREFERRED STOCKS - 1.74%

Brazil - 1.45%
Aracruz Celulose SA (h)	8,100	59,218
Banco Bradesco SA (h)	28,284	582,053
Banco Itau Holding Financeira SA (h)	36,055	733,200
Bradespar SA (h)	7,100	194,119
Brasil Telecom Participacoes SA (h)	4,700	69,220
Brasil Telecom SA (h)	5,929	63,909
Braskem SA, A Shares (h)	4,100	32,634
Centrais Eletricas Brasileiras SA (h)	5,500	89,374
Cia Brasileira de Distribuicao Grupo Pao de Acucar (h)	2,500	53,194
Cia de Bebidas das Americas (h)	3,011	190,209
Cia de Gas de Sao Paulo, A Shares	600	16,880
Cia Energetica de Minas Gerais (h)	4,590	111,321
Cia Energetica de Sao Paulo (h)	4,497	92,010
Cia Paranaense de Energia (h)	2,900	58,973
Cia Vale do Rio Doce (h)	36,900	1,097,954
Companhia de Bebidas das Americas, ADR (h)	1,893	119,922
Duratex SA (h)	3,000	63,627
Eletropaulo Metropolitana de Sao Paulo SA (h)	2,606	60,830
Gerdau SA (h)	10,500	251,513
Gol Linhas Aereas Inteligentes SA (h)	2,900	32,417
Investimentos Itau SA (h)	61,800	392,057
Klabin SA (h)	16,000	59,784
Lojas Americanas SA (h)	11,600	75,978
Metalurgica Gerdau SA (h)	8,200	265,985
Net Servicos de Comunicacao SA * (h)	3,355	42,484
Petroleo Brasileiro SA (h)	54,800	1,579,632
Sadia SA, ADR (h)	12,000	85,035
Suzano Papel e Celulose SA (h)	4,200	68,039
Tam SA (h)	2,891	54,678
Tele Norte Leste Participacoes SA (h)	5,000	125,351
Telemig Celular Participacoes SA	516	15,167
Telesp Celular Participacoes SA * (h)	17,100	109,762

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
PREFERRED STOCKS (continued)

Brazil (continued)
Tim Participacoes SA (h)	23,851	$67,844
Usinas Siderurgicas de Minas Gerais SA, Series A (h)	5,175	255,022
Votorantim Celulose e Papel SA (h)	2,000	53,783
		7,223,178

Germany - 0.19%
Bayerische Motoren Werke (BMW) AG (h)	1,896	75,256
Porsche Automobil Holding SE (h)	2,362	364,038
RWE AG (h)	1,069	107,633
Volkswagen AG (h)	2,840	411,507
		958,434

Italy - 0.01%
IFI-Istituto Finanziario Industriale SpA * (h)	1,531	30,493
Unipol SpA (h)	18,946	36,571
		67,064

Malaysia - 0.00%
Malaysian Airline System BHD * (h)	2,300	542

Russia - 0.02%
Surgutneftegaz SADR (h)	21,410	119,896

South Korea - 0.07%
Hyundai Motor Company (h)	1,000	27,341
LG Electronics, Inc. (h)	780	39,520
Samsung Electronics Company, Ltd. (h)	610	262,999
		329,860
TOTAL PREFERRED STOCKS (Cost $4,951,797)		$8,698,974

WARRANTS - 0.00%

Hong Kong - 0.00%
China Overseas Land & Investment, Ltd. (Expiration Date: 08/27/2008, Strike Price: HKD 12.50)	9,256	1,306

Indonesia - 0.00%
Bank Pan Indonesia Tbk PT (Expiration Date: 07/10/2009, Strike Price: IDR 400.00)	33,314	1,535
TOTAL WARRANTS (Cost $316)		$2,841

RIGHTS - 0.01%

Hong Kong - 0.00%
CITIC Resources Holdings, Ltd. (Expiration Date 07/07/2008, Strike Price HKD 3.20)	15,300	157

Israel - 0.00%
Koor Industries, Ltd. (Expiration Date 06/29/2008, Strike Price ILS 16,200.00)	41	711

Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date: 01/29/2010, Strike Price: JPY 1.00)	6,534	2,375

Malaysia - 0.00%
IOI Properties BHD	500	0

South Africa - 0.01%
AngloGold Ashanti, Ltd.	1,594	13,599

The accompanying notes are an integral part of the financial statements.

48

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value
RIGHTS (continued)

United Kingdom - 0.00%
HBOS PLC (Expiration Date 07/18/2008, Strike Price GBP 2.75)	41,225	$8,827
TOTAL RIGHTS (Cost $16,695)		$25,669

SHORT TERM INVESTMENTS - 12.61%
AIM Short-Term Investment Trust, STIC Prime Portfolio, Institutional Class	$6,384,747	$6,384,747
Federated Prime Obligations Fund	27,627	27,627
John Hancock Cash Investment Trust, 2.5657% (c)(f)	56,517,541	56,517,541
TOTAL SHORT TERM INVESTMENTS (Cost $62,929,915)		$62,929,915

Total Investments (International Equity Index Trust B) (Cost $466,330,655) - 108.27%		$540,257,591
Liabilities in Excess of Other Assets - (8.27)%		(41,252,041)
TOTAL NET ASSETS - 100.00%		$499,005,550

The portfolio had the following five top industry concentrations as of June 30, 2008 (as a percentage of total net assets):

Banking	11.88%
International Oil	6.59%
Telecommunications Equipment & Services	5.87%
Mining	4.93%
Insurance	4.40%

Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.12%

Basic Materials - 7.10%
Airgas, Inc.	61,067	$3,565,702
Albemarle Corp.	55,989	2,234,521
Cabot Corp.	47,533	1,155,527
Carpenter Technology Corp.	35,252	1,538,750
CF Industries Holdings, Inc.	35,757	5,463,670
Chemtura Corp.	178,608	1,043,071
Cleveland-Cliffs, Inc.	66,741	7,954,860
Cytec Industries, Inc.	30,915	1,686,722
Ferro Corp.	32,237	604,766
FMC Corp.	55,184	4,273,449
Louisiana-Pacific Corp.	76,170	646,683
Lubrizol Corp.	50,246	2,327,897
Minerals Technologies, Inc.	13,931	885,872
Olin Corp.	55,127	1,443,225
Potlatch Corp.	29,051	1,310,781
Rayonier, Inc.	57,849	2,456,268
Reliance Steel & Aluminum Company	46,784	3,606,579
RPM International, Inc.	89,925	1,852,455
Sensient Technologies Corp.	35,443	998,075
Steel Dynamics, Inc.	139,311	5,442,881
Temple-Inland, Inc.	78,342	882,914

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Basic Materials (continued)
Terra Industries, Inc.	67,393	$3,325,845
Valspar Corp.	73,394	1,387,881
		56,088,394
Communications - 4.61%
3Com Corp. *	297,353	630,388
ADC Telecommunications, Inc. *	86,816	1,282,272
ADTRAN, Inc.	41,664	993,270
Avocent Corp. *	32,993	613,670
Belo Corp., Class A	64,827	473,885
Cincinnati Bell, Inc. *	179,186	713,160
CommScope, Inc. *	51,511	2,718,235
Digital River, Inc. *	27,378	1,056,243
Entercom Communications Corp. (a)	19,636	137,845
F5 Networks, Inc. *	60,404	1,716,682
Foundry Networks, Inc. *	107,579	1,271,584
Getty Images, Inc. *	35,195	1,194,166
Harris Corp.	99,343	5,015,828
Harte-Hanks, Inc. (a)	31,680	362,736
John Wiley & Sons, Inc., Class A	33,146	1,492,564
Lamar Advertising Company, Class A * (a)	57,221	2,061,673
Lee Enterprises, Inc. (a)	28,477	113,623
McAfee, Inc. *	118,707	4,039,599
Media General, Inc., Class A (a)	16,745	200,103
Netflix, Inc. * (a)	33,212	865,837
NeuStar, Inc., Class A *	57,200	1,233,232
Plantronics, Inc.	36,093	805,596
Polycom, Inc. *	64,552	1,572,487
RF Micro Devices, Inc. * (a)	194,009	562,626
Scholastic Corp. *	19,160	549,126
Telephone & Data Systems, Inc.	78,489	3,710,175
ValueClick, Inc. *	70,187	1,063,333
		36,449,938
Consumer, Cyclical - 10.51%
99 Cents Only Stores * (a)	34,387	226,954
Advance Auto Parts, Inc.	70,275	2,728,778
Aeropostale, Inc. *	49,360	1,546,449
Airtran Holdings, Inc. * (a)	84,531	172,443
Alaska Air Group, Inc. *	26,846	411,818
American Eagle Outfitters, Inc.	151,799	2,069,020
AnnTaylor Stores Corp. *	43,540	1,043,218
ArvinMeritor, Inc. (a)	54,343	678,201
Barnes & Noble, Inc. (a)	33,441	830,674
BJ’s Wholesale Club, Inc. *	44,291	1,714,062
Bob Evans Farms, Inc.	22,859	653,767
Borders Group, Inc. (a)	44,626	267,756
BorgWarner, Inc.	85,630	3,800,259
Boyd Gaming Corp.	41,434	520,411
Brinker International, Inc.	74,676	1,411,376
Callaway Golf Company	48,878	578,227
CarMax, Inc. * (a)	161,237	2,287,953
CBRL Group, Inc.	16,335	400,371
Charming Shoppes, Inc. * (a)	83,669	384,041
Chico’s FAS, Inc. * (a)	130,130	698,798
Chipotle Mexican Grill, Inc., Class A * (a)	24,323	2,009,566
Coldwater Creek, Inc. * (a)	44,252	233,651

The accompanying notes are an integral part of the financial statements.

49

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Collective Brands, Inc. * (a)	47,147	$548,320
Copart, Inc. *	50,140	2,146,995
Dick’s Sporting Goods, Inc. *	61,636	1,093,423
Dollar Tree, Inc. *	66,235	2,165,222
DreamWorks Animation SKG, Inc., Class A *	58,722	1,750,503
Fastenal Company (a)	92,383	3,987,250
Foot Locker, Inc.	114,165	1,421,354
Furniture Brands International, Inc. (a)	36,009	481,080
Guess?, Inc.	40,631	1,521,631
Hanesbrands, Inc. *	69,376	1,882,865
Herman Miller, Inc.	41,386	1,030,098
HNI Corp. (a)	32,775	578,806
Hovnanian Enterprises, Inc., Class A * (a)	33,373	182,884
Ingram Micro, Inc., Class A *	105,510	1,872,803
International Speedway Corp., Class A	22,012	859,128
JetBlue Airways Corp. * (a)	134,810	502,841
Lear Corp. *	57,014	808,459
Life Time Fitness, Inc. * (a)	25,070	740,819
M.D.C. Holdings, Inc.	25,977	1,014,662
Macrovision Solutions Corp. *	61,339	917,631
Marvel Entertainment, Inc. *	36,025	1,157,844
Modine Manufacturing Company	23,795	294,344
Mohawk Industries, Inc. * (a)	40,863	2,619,318
MSC Industrial Direct Company, Inc., Class A	33,577	1,481,081
NVR, Inc. * (a)	3,901	1,950,812
O’Reilly Automotive, Inc. *	85,170	1,903,550
Oshkosh Corp.	54,959	1,137,102
Pacific Sunwear of California, Inc. *	50,846	433,716
PetSmart, Inc.	93,909	1,873,485
Phillips-Van Heusen Corp.	37,862	1,386,506
Regis Corp.	31,720	835,822
Ross Stores, Inc.	97,954	3,479,326
Ryland Group, Inc. (a)	31,250	681,563
Saks, Inc. * (a)	105,904	1,162,826
Scientific Games Corp., Class A * (a)	47,813	1,416,221
Tech Data Corp. *	39,005	1,321,879
The Cheesecake Factory, Inc. * (a)	49,463	786,956
Thor Industries, Inc. (a)	25,351	538,962
Timberland Company, Class A *	35,671	583,221
Toll Brothers, Inc. *	94,819	1,775,960
Under Armour, Inc., Class A * (a)	26,717	685,024
Urban Outfitters, Inc. *	83,805	2,613,878
Warnaco Group, Inc. *	33,563	1,479,121
Williams-Sonoma, Inc. (a)	64,619	1,282,041
		83,055,125

Consumer, Non-cyclical - 17.59%
Advanced Medical Optics, Inc. * (a)	44,856	840,601
Affymetrix, Inc. *	51,196	526,807
Alberto-Culver Company	63,859	1,677,576
Alliance Data Systems Corp. *	58,480	3,307,044
American Greetings Corp., Class A	35,972	443,895
Apria Healthcare Group, Inc. *	32,352	627,305
Avis Budget Group, Inc. *	74,558	624,050
Beckman Coulter, Inc.	46,371	3,131,434
Blyth, Inc.	17,372	208,985
Career Education Corp. * (a)	66,057	965,093

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Cephalon, Inc. * (a)	49,962	$3,331,966
Charles River Laboratories International, Inc. *	50,247	3,211,788
ChoicePoint, Inc. *	50,517	2,434,919
Church & Dwight, Inc.	49,029	2,762,784
Community Health Systems, Inc. *	70,973	2,340,690
Corinthian Colleges, Inc. * (a)	62,798	729,085
Corn Products International, Inc.	54,667	2,684,696
Corporate Executive Board Company	25,147	1,057,431
Corrections Corp. of America *	92,210	2,533,009
Covance, Inc. *	46,363	3,988,145
Deluxe Corp.	37,980	676,804
DENTSPLY International, Inc.	109,771	4,039,573
DeVry, Inc.	44,187	2,369,307
Dun & Bradstreet Corp.	41,161	3,607,350
Edwards Lifesciences Corp. *	40,457	2,509,952
Endo Pharmaceutical Holdings, Inc. *	88,677	2,145,097
Gartner Group, Inc., Class A *	46,031	953,762
Gen-Probe, Inc. *	39,827	1,890,986
Global Payments, Inc.	58,669	2,733,975
Hansen Natural Corp. * (a)	44,948	1,295,401
Health Management Associates, Inc., Class A *	179,414	1,167,985
Health Net, Inc. *	79,135	1,903,988
Henry Schein, Inc. *	66,572	3,433,118
Hill-Rom Holdings, Inc.	45,987	1,240,729
Hologic, Inc. *	188,696	4,113,573
Hormel Foods Corp.	53,039	1,835,680
Invitrogen Corp. *	65,990	2,590,767
ITT Educational Services, Inc. *	21,192	1,751,095
J.M. Smucker Company	40,997	1,666,118
Kelly Services, Inc., Class A	16,352	316,084
Kindred Healthcare, Inc. *	22,133	636,545
Kinetic Concepts, Inc. *	40,034	1,597,757
Korn/Ferry International *	34,212	538,155
LifePoint Hospitals, Inc. *	39,978	1,131,377
Lincare Holdings, Inc. *	53,987	1,533,231
Manpower, Inc.	58,536	3,409,137
Medicis Pharmaceutical Corp., Class A	41,624	864,947
MPS Group, Inc. *	69,549	739,306
Navigant Consulting Company *	33,631	657,822
NBTY, Inc. *	38,185	1,224,211
Omnicare, Inc.	89,711	2,352,222
Par Pharmaceutical Companies, Inc. *	25,468	413,346
PDL BioPharma, Inc. *	87,992	934,475
PepsiAmericas, Inc.	43,352	857,503
Perrigo Company	57,264	1,819,277
Pharmaceutical Product Development, Inc.	77,653	3,331,314
Psychiatric Solutions, Inc. *	40,873	1,546,634
Quanta Services, Inc. *	127,130	4,229,615
Rent-A-Center, Inc. *	49,207	1,012,188
ResMed, Inc. *	56,985	2,036,644
Rollins, Inc.	31,259	463,258
Ruddick Corp.	27,411	940,471
Sepracor, Inc. *	79,489	1,583,421
Service Corporation International	192,596	1,898,997
Smithfield Foods, Inc. *	86,236	1,714,372
Sotheby’s (a)	49,668	1,309,745

The accompanying notes are an integral part of the financial statements.

50

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
STERIS Corp.	43,177	$1,241,771
Strayer Education, Inc.	10,485	2,192,099
Techne Corp. *	28,499	2,205,538
The Scotts Company, Class A	32,833	576,876
Tootsie Roll Industries, Inc. (a)	19,900	500,087
Tupperware Brands Corp.	45,712	1,564,265
United Rentals, Inc. *	56,079	1,099,709
Universal Corp.	19,918	900,692
Universal Health Services, Inc., Class B	37,510	2,371,382
Valassis Communications, Inc. * (a)	35,435	443,646
Valeant Pharmaceuticals International * (a)	65,855	1,126,779
VCA Antech, Inc. *	62,211	1,728,222
Vertex Pharmaceuticals, Inc. *	103,673	3,469,935
WellCare Health Plans, Inc. *	30,759	1,111,938
		138,977,556

Energy - 10.99%
Arch Coal, Inc.	106,300	7,975,689
Bill Barrett Corp. * (a)	24,888	1,478,596
Cimarex Energy Company	61,104	4,257,116
Denbury Resources, Inc. *	181,425	6,622,013
Encore Aquisition Company *	39,306	2,955,418
Equitable Resources, Inc.	95,690	6,608,351
Exterran Holdings, Inc. *	48,407	3,460,616
Forest Oil Corp. *	65,457	4,876,547
Frontier Oil Corp.	76,663	1,833,012
Helmerich & Payne, Inc.	76,945	5,541,579
National Fuel Gas Company	59,919	3,563,982
Newfield Exploration Company *	97,167	6,340,147
Patterson-UTI Energy, Inc.	113,897	4,104,848
Pioneer Natural Resources Company	88,165	6,901,556
Plains Exploration & Production Company *	79,284	5,785,353
Pride International, Inc. *	123,730	5,851,192
Quicksilver Resources, Inc. * (a)	76,019	2,937,374
Superior Energy Services, Inc. *	59,547	3,283,422
Tidewater, Inc.	37,946	2,467,628
		86,844,439

Financial - 13.68%
Affiliated Managers Group, Inc. *	30,191	2,719,002
Alexandria Real Estate Equities, Inc., REIT (a)	23,660	2,303,064
AMB Property Corp., REIT	72,261	3,640,509
American Financial Group, Inc.	52,234	1,397,260
AmeriCredit Corp. * (a)	84,970	732,441
Apollo Investment Corp. (a)	104,891	1,503,088
Arthur J. Gallagher & Company (a)	68,442	1,649,452
Associated Banc Corp.	93,949	1,812,276
Astoria Financial Corp.	60,229	1,209,398
Bank of Hawaii Corp.	35,351	1,689,778
BRE Properties, Inc., Class A, REIT	37,619	1,628,150
Brown & Brown, Inc.	84,067	1,461,925
Camden Property Trust, REIT	39,199	1,734,948
Cathay General Bancorp, Inc. (a)	36,446	396,168
City National Corp.	29,690	1,249,058
Colonial Bancgroup, Inc. (a)	148,855	657,939
Commerce Bancshares, Inc.	46,187	1,831,776
Cousins Properties, Inc., REIT (a)	27,244	629,336

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Cullen Frost Bankers, Inc.	43,354	$2,161,197
Duke Realty Corp., REIT	108,184	2,428,731
Eaton Vance Corp.	85,390	3,395,106
Equity One, Inc., REIT	27,294	560,892
Everest Re Group, Ltd.	45,675	3,640,754
Federal Realty Investment Trust, REIT	43,357	2,991,633
Fidelity National Financial, Inc., Class A	157,757	1,987,738
First American Corp.	68,226	1,801,166
First Niagara Financial Group, Inc.	80,906	1,040,451
FirstMerit Corp.	59,629	972,549
Hanover Insurance Group, Inc.	37,906	1,611,005
HCC Insurance Holdings, Inc.	81,526	1,723,460
Health Care, Inc., REIT (a)	66,229	2,947,191
Highwoods Properties, Inc., REIT	42,267	1,328,029
Horace Mann Educators Corp.	29,961	420,053
Hospitality Properties Trust, REIT	69,287	1,694,760
Jefferies Group, Inc. (a)	87,667	1,474,559
Jones Lang LaSalle, Inc.	23,490	1,413,863
Liberty Property Trust, REIT	68,381	2,266,830
Mack-California Realty Corp., REIT	48,445	1,655,366
Mercury General Corp.	26,237	1,225,793
Nationwide Health Properties, Inc., REIT (a)	71,068	2,237,931
New York Community Bancorp, Inc. (a)	251,390	4,484,798
Old Republic International Corp.	170,008	2,012,895
PacWest Bancorp (a)	18,034	268,346
PMI Group, Inc. (a)	59,896	116,797
Protective Life Corp.	51,446	1,957,520
Radian Group, Inc. (a)	58,897	85,401
Raymond James Financial, Inc.	69,666	1,838,486
Realty Income Corp., REIT (a)	74,709	1,700,377
Regency Centers Corp., REIT	51,573	3,048,996
Stancorp Financial Group, Inc.	36,111	1,695,773
SVB Financial Group *	23,608	1,135,781
Synovus Financial Corp. (a)	243,448	2,125,301
TCF Financial Corp.	80,225	965,107
The Macerich Company, REIT	55,125	3,424,916
UDR, Inc., REIT	94,575	2,116,589
Unitrin, Inc.	37,034	1,021,027
W.R. Berkley Corp.	109,343	2,641,727
Waddell & Reed Financial, Inc., Class A	63,927	2,238,084
Washington Federal, Inc.	64,746	1,171,903
Webster Financial Corp.	38,713	720,062
Weingarten Realty Investors, REIT (a)	55,104	1,670,753
WestAmerica Bancorp (a)	21,401	1,125,479
Wilmington Trust Corp.	49,600	1,311,424
		108,102,167

Industrial - 18.64%
AGCO Corp. *	67,653	3,545,694
Alexander & Baldwin, Inc.	30,462	1,387,544
Alliant Techsystems, Inc. *	24,278	2,468,587
AMETEK, Inc.	78,688	3,715,647
Amphenol Corp., Class A	129,335	5,804,555
AptarGroup, Inc.	50,161	2,104,254
Arrow Electronics, Inc. *	90,503	2,780,252
Avnet, Inc. *	110,920	3,025,898
BE Aerospace, Inc. *	68,646	1,598,765

The accompanying notes are an integral part of the financial statements.

51

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Industrial (continued)
Brinks Company	34,956	$2,286,822
Carlisle Companies, Inc.	45,003	1,305,087
Commercial Metals Company	84,162	3,172,907
Con-way, Inc.	33,628	1,589,259
Crane Company	37,394	1,440,791
Donaldson Company, Inc.	51,672	2,306,638
DRS Technologies, Inc.	30,554	2,405,211
Dycom Industries, Inc. *	29,578	429,473
Energizer Holdings, Inc. *	42,401	3,099,089
Federal Signal Corp.	35,399	424,788
FLIR Systems, Inc. *	101,226	4,106,739
Flowserve Corp.	42,491	5,808,520
FMC Technologies, Inc. *	94,443	7,265,500
GATX Corp.	33,852	1,500,659
Gentex Corp.	105,321	1,520,835
Graco, Inc.	44,672	1,700,663
Granite Construction, Inc.	23,714	747,702
Harsco Corp.	62,145	3,381,309
Hubbell, Inc., Class B	41,310	1,647,030
IDEX Corp.	60,715	2,236,741
J.B. Hunt Transport Services, Inc.	63,471	2,112,315
Joy Global, Inc.	79,840	6,054,267
Kansas City Southern *	57,388	2,524,498
KBR, Inc.	125,223	4,371,535
Kemet Corp. * (a)	61,528	199,351
Kennametal, Inc.	56,657	1,844,185
Lancaster Colony Corp.	15,252	461,831
Lincoln Electric Holdings, Inc.	31,508	2,479,680
Martin Marietta Materials, Inc. (a)	30,482	3,157,630
Matthews International Corp., Class A	23,001	1,041,025
Mine Safety Appliances Company (a)	21,604	863,944
National Instruments Corp.	41,608	1,180,419
Nordson Corp.	24,845	1,810,952
Overseas Shipholding Group, Inc. (a)	19,758	1,571,156
Packaging Corp. of America	67,329	1,448,247
Pentair, Inc.	73,081	2,559,297
Republic Services, Inc.	115,385	3,426,934
Roper Industries, Inc.	65,939	4,344,061
Shaw Group, Inc. *	61,140	3,777,841
Sonoco Products Company	73,383	2,271,204
SPX Corp.	39,390	5,188,845
Stericycle, Inc. *	63,585	3,287,345
Teleflex, Inc.	29,207	1,623,617
Timken Company	70,832	2,333,206
Trinity Industries, Inc. (a)	59,699	2,070,958
URS Corp. *	62,256	2,612,884
Varian, Inc. *	21,779	1,112,036
Vishay Intertechnology, Inc. *	137,433	1,219,031
Wabtec Corp.	35,670	1,734,275
Werner Enterprises, Inc. (a)	32,598	605,671
Worthington Industries, Inc. (a)	47,376	971,208
YRC Worldwide, Inc. * (a)	42,107	626,131
Zebra Technologies Corp., Class A *	47,949	1,565,055
		147,257,593

Technology - 8.06%
ACI Worldwide, Inc. *	25,343	445,783

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology (continued)
Activision, Inc. *	218,859	$7,456,526
Acxiom Corp.	50,248	577,349
Advent Software, Inc. *	13,382	482,822
Atmel Corp. *	328,598	1,143,521
Broadridge Financial Solutions, Inc.	103,302	2,174,507
Cadence Design Systems, Inc. *	190,174	1,920,757
Cerner Corp. * (a)	49,319	2,228,232
Cree, Inc. * (a)	66,133	1,508,494
Cypress Semiconductor Corp. *	111,043	2,748,314
Diebold, Inc.	48,524	1,726,484
DST Systems, Inc. * (a)	33,775	1,859,314
Fair Isaac Corp. (a)	35,827	744,127
Fairchild Semiconductor International, Inc. *	91,877	1,077,717
Imation Corp.	23,051	528,329
Integrated Device Technology, Inc. *	126,329	1,255,710
International Rectifier Corp. *	53,481	1,026,835
Intersil Corp., Class A	91,287	2,220,100
Jack Henry & Associates, Inc.	56,779	1,228,698
Lam Research Corp. *	92,178	3,332,235
Mentor Graphics Corp. *	67,016	1,058,853
Metavante Technologies, Inc. *	66,135	1,495,974
NCR Corp. *	123,535	3,113,082
Palm, Inc. * (a)	79,065	426,160
Parametric Technology Corp. *	84,968	1,416,417
SEI Investments Company	92,483	2,175,200
Semtech Corp. *	45,595	641,522
Silicon Laboratories, Inc. *	35,925	1,296,533
SRA International, Inc., Class A *	31,360	704,346
Sybase, Inc. *	58,468	1,720,129
Synopsys, Inc. *	105,247	2,516,456
Thomas & Betts Corp. *	37,733	1,428,194
Trimble Navigation, Ltd. *	89,360	3,190,152
Triquint Semiconductor, Inc. *	105,714	640,627
Western Digital Corp. *	163,285	5,638,231
Wind River Systems, Inc. *	49,958	544,043
		63,691,773

Utilities - 6.94%
AGL Resources, Inc.	56,443	1,951,799
Alliant Energy Corp.	81,448	2,790,409
Aqua America, Inc. (a)	98,555	1,573,923
Aquila, Inc. *	277,311	1,045,463
Black Hills Corp.	28,325	908,100
DPL, Inc. (a)	83,789	2,210,354
Energen Corp.	52,877	4,125,992
Energy East Corp.	116,749	2,886,035
Great Plains Energy, Inc.	63,696	1,610,235
Hawaiian Electric Industries, Inc. (a)	62,009	1,533,483
IDACORP, Inc. (a)	33,363	963,857
MDU Resources Group, Inc.	134,870	4,701,568
Northeast Utilities	114,640	2,926,759
NSTAR	78,773	2,664,103
OGE Energy Corp.	67,833	2,150,984
ONEOK, Inc.	76,905	3,755,271
PNM Resources, Inc.	63,672	761,517
Puget Energy, Inc.	95,640	2,294,404
SCANA Corp.	86,043	3,183,591

The accompanying notes are an integral part of the financial statements.

52

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Utilities (continued)
Sierra Pacific Resources	172,538	$2,192,958
Vectren Corp.	56,315	1,757,591
Westar Energy, Inc.	77,317	1,663,089
WGL Holdings, Inc.	36,483	1,267,419
Wisconsin Energy Corp.	86,237	3,899,637
		54,818,541
TOTAL COMMON STOCKS (Cost $809,469,449)		$775,285,526

SHORT TERM INVESTMENTS - 12.46%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$84,979,312	$84,979,312
Lloyds Bank PLC 2.49% due 07/01/2008	13,453,000	13,453,000
TOTAL SHORT TERM INVESTMENTS (Cost $98,432,312)		$98,432,312

Total Investments (Mid Cap Index Trust) (Cost $907,901,761) - 110.58%		$873,717,838
Liabilities in Excess of Other Assets - (10.58)%		(83,598,743)
TOTAL NET ASSETS - 100.00%		$790,119,095

Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.14%

Basic Materials - 3.96%
A. Schulman, Inc.	8,948	$206,072
AbitibiBowater, Inc. *	9,176	85,612
AMCOL International Corp. (a)	8,308	236,446
American Vanguard Corp. (a)	6,430	79,089
Apex Silver Mines, Ltd. * (a)	21,297	104,568
Arch Chemicals, Inc.	8,023	265,962
Balchem Corp.	6,171	142,735
Boise, Inc. *	12,654	48,718
Brush Engineered Materials, Inc. *	6,521	159,243
Buckeye Technologies, Inc. *	13,021	110,158
China Precision Steel, Inc. *	5,979	26,248
Coeur d’Alene Mines Corp. * (a)	179,013	519,138
Compass Minerals International, Inc.	10,333	832,426
Deltic Timber Corp.	3,530	188,890
Esmark, Inc. * (a)	5,103	97,569
Ferro Corp.	14,118	264,854
General Moly, Inc. * (a)	20,745	163,263
General Steel Holdings, Inc. *	3,665	57,614
Gibraltar Industries, Inc.	8,755	139,817
H.B. Fuller Company	16,821	377,463
Hecla Mining Company * (a)	42,004	388,957
Hercules, Inc.	35,907	607,905
Horsehead Holding Corp. *	11,327	137,736
ICO, Inc. *	10,043	60,459
Innophos Holdings, Inc.	3,430	109,588
Innospec, Inc.	15,158	285,274
Kaiser Aluminum Corp.	4,985	266,847

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Basic Materials (continued)
Landec Corp. *	8,946	$57,881
Louisiana-Pacific Corp.	33,108	281,087
Mercer International, Inc. *	10,948	81,891
Metabolix, Inc. *	6,711	65,768
Minerals Technologies, Inc.	6,027	383,257
Neenah Paper, Inc.	5,165	86,307
Newmarket Corp.	4,285	283,796
Olin Corp.	23,788	622,770
Olympic Steel, Inc.	2,899	220,092
OM Group, Inc. *	9,704	318,194
P.H. Glatfelter Company	14,808	200,056
Penford Corp.	4,476	66,603
PolyOne Corp. *	30,248	210,829
Potlatch Corp.	12,374	558,315
Quaker Chemical Corp.	3,581	95,469
Rock-Tenn Company, Class A	12,140	364,079
Rockwood Holdings, Inc. *	13,316	463,397
Royal Gold, Inc. (a)	10,280	322,381
RTI International Metals, Inc. *	7,340	261,451
Schweitzer Mauduit International, Inc.	5,594	94,259
Sensient Technologies Corp.	15,258	429,665
ShengdaTech, Inc. * (a)	10,056	99,856
Solutia, Inc. *	19,741	253,080
Spartech Corp.	10,179	95,988
Stepan Company	2,264	103,284
Stillwater Mining Company * (a)	12,697	150,206
Superior Essex, Inc. *	6,329	282,463
Symyx Technologies, Inc. *	12,050	84,109
Universal Stainless & Alloy Products, Inc. *	2,304	85,340
Uranium Resources, Inc. * (a)	15,857	58,512
USEC, Inc. * (a)	35,522	215,974
W. R. Grace & Company *	23,123	543,159
Wausau-Mosinee Paper Corp.	15,463	119,220
Westlake Chemical Corp.	6,130	91,092
Xerium Technologies, Inc. (a)	7,702	30,500
Zep, Inc.	7,126	106,035
Zoltek Companies, Inc. * (a)	8,861	214,879
		13,963,895

Communications - 7.98%
1-800-Flowers.com, Inc. *	9,788	63,133
3Com Corp. *	129,633	274,822
Acme Packet, Inc. *	9,231	71,633
Adaptec, Inc. *	40,911	130,915
ADTRAN, Inc.	17,821	424,853
Airvana, Inc. *	8,028	43,030
Alaska Communications Systems Group, Inc. (a)	14,607	174,408
Anaren, Inc. *	5,642	59,636
Anixter International, Inc. *	9,379	557,957
Applied Signal Technology, Inc.	4,935	67,412
Ariba, Inc. *	27,470	404,084
Arris Group, Inc. *	39,159	330,894
Art Technology Group, Inc. *	41,922	134,150
Aruba Networks, Inc. *	17,368	90,835
AsiaInfo Holdings, Inc. *	11,244	132,904
Atheros Communications, Inc. *	18,916	567,480
Atlantic Tele-Network, Inc.	3,250	89,407

The accompanying notes are an integral part of the financial statements.

53

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Communications (continued)
Avocent Corp. *	14,347	$266,854
Belo Corp., Class A	36,300	265,353
BigBand Networks, Inc. *	11,612	54,925
Black Box Corp.	5,677	154,358
Blue Coat Systems, Inc. *	21,233	299,598
Blue Nile, Inc. * (a)	4,292	182,496
Cbeyond Communications, Inc. * (a)	7,895	126,478
Centennial Communications Corp., Class A *	22,345	156,192
China Information Security Technology, Inc. *	7,810	44,205
Chordiant Software, Inc. *	10,385	51,925
Cincinnati Bell, Inc. *	79,514	316,466
CKX, Inc. *	18,811	164,596
CNET Networks, Inc. * (a)	48,736	559,977
Cogent Communications Group, Inc. * (a)	15,315	205,221
comScore, Inc. *	5,823	127,058
Comtech Telecommunications Corp. *	7,730	378,770
Consolidated Communications Holdings, Inc. (a)	8,269	123,125
Constant Contact, Inc. * (a)	6,701	126,314
Courier Corp.	4,100	82,328
Cox Radio, Inc., Class A *	9,066	106,979
CPI International, Inc. *	3,710	45,633
Cumulus Media, Inc., Class A * (a)	12,008	47,312
Cybersource Corp. * (a)	22,086	369,499
DealerTrack Holdings, Inc. *	13,737	193,829
DG Fastchannel, Inc. * (a)	5,208	89,838
Dice Holdings, Inc. * (a)	5,501	45,438
Digital River, Inc. *	11,823	456,131
Dolan Media Company *	7,508	136,646
Drugstore.com, Inc. *	31,253	59,381
Earthlink, Inc. *	35,122	303,805
EMS Technologies, Inc. *	5,264	114,966
Entercom Communications Corp.	9,102	63,896
Entravision Communications Corp., Class A *	20,660	83,053
Entrust, Inc. *	22,412	65,891
eResearch Technology, Inc. *	13,892	242,276
Extreme Networks, Inc. *	39,243	111,450
Fairpoint Communications, Inc. (a)	28,835	207,900
FiberTower Corp. *	42,756	59,858
Fisher Communications, Inc. *	2,724	93,815
Foundry Networks, Inc. *	46,444	548,968
FTD Group, Inc.	6,835	91,111
General Communication, Inc., Class A *	15,609	107,234
GeoEye, Inc. * (a)	6,113	108,261
Global Crossing, Ltd. * (a)	7,866	141,116
Global Sources, Ltd. * (a)	6,030	91,535
Global Traffic Network, Inc. *	5,291	47,302
Globalstar, Inc. *	16,920	47,884
Globecomm Systems, Inc. *	7,868	64,990
Gray Television, Inc.	16,686	47,889
Greenfield Online, Inc. *	8,994	134,190
GSI Commerce, Inc. * (a)	7,679	104,665
Harmonic, Inc. *	30,233	287,516
Harris Stratex Networks, Inc., Class A *	8,683	82,402
Harte-Hanks, Inc.	11,967	137,022
Hughes Communications, Inc. *	2,456	120,565
Hypercom Corp. *	18,682	82,201

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Communications (continued)
i2 Technologies, Inc. *	5,541	$68,875
iBasis, Inc. *	11,031	36,182
ICO Global Communications Holdings, Ltd. * (a)	34,481	112,408
Idearc, Inc.	47,224	110,976
Infinera Corp. * (a)	29,862	263,383
InfoSpace, Inc. *	11,501	95,803
InterDigital, Inc. * (a)	14,559	354,075
Internap Network Services Corp. * (a)	16,934	79,251
Internet Brands, Inc. *	7,536	49,964
Internet Cap Group, Inc. *	13,021	100,652
Interwoven, Inc. *	14,698	176,523
inVentiv Health, Inc. *	10,622	295,185
Iowa Telecommunications Services, Inc. (a)	10,686	188,180
iPCS, Inc. *	5,705	169,039
Ixia *	14,172	98,495
J2 Global Communications, Inc. *	14,161	325,703
Journal Communications, Inc.	15,260	73,553
Keynote Systems, Inc. * (a)	5,482	70,608
Knology, Inc. *	9,802	107,724
Lee Enterprises, Inc. (a)	15,419	61,522
Lin TV Corp. *	9,675	57,663
Liquidity Services, Inc. *	5,092	58,711
LoopNet, Inc. * (a)	9,562	108,051
Loral Space & Communications, Inc. *	4,144	73,017
Marchex, Inc., Class B (a)	7,875	97,020
Martha Stewart Living Omnimedia, Inc., Class A * (a)	8,570	63,418
Mastec, Inc. *	13,888	148,046
McClatchy Company, Class A	19,033	129,044
Media General, Inc., Class A (a)	7,745	92,553
Mediacom Communications Corp., Class A * (a)	14,539	77,638
Mercadolibre, Inc. *	8,146	280,956
Move, Inc. *	42,278	98,508
Netflix, Inc. * (a)	12,883	335,860
Neutral Tandem, Inc. *	5,633	98,577
Newport Corp. *	11,921	135,780
Nextwave Wireless, Inc. * (a)	16,996	68,664
NIC, Inc. *	13,064	89,227
Novatel Wireless, Inc. * (a)	10,313	114,784
NTELOS Holdings Corp.	9,790	248,372
Online Resources Corp. *	9,862	82,348
Oplink Communications, Inc. *	7,444	71,462
OpNext, Inc. *	6,597	35,492
Optium Corp. *	4,923	35,839
Orbcomm, Inc. * (a)	10,947	62,398
Orbitz Worldwide, Inc. *	11,919	59,714
Outdoor Channel Holdings, Inc. *	7,703	53,767
Overstock.com, Inc. * (a)	4,999	129,724
PAETEC Holding Corp. *	40,035	254,222
Parkervision, Inc. *	7,813	77,583
PC-Tel, Inc. *	8,075	77,439
Perficient, Inc. * (a)	10,454	100,986
Plantronics, Inc.	15,565	347,411
Playboy Enterprises, Inc., Class B *	9,232	45,606
Polycom, Inc. *	27,819	677,671
Powerwave Technologies, Inc. * (a)	42,658	181,296

The accompanying notes are an integral part of the financial statements.

54

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Communications (continued)
Premiere Global Services, Inc. *	19,826	$289,063
R.H. Donnelley Corp. *	22,646	67,938
Radyne Corp. *	6,488	74,158
RCN Corp. * (a)	13,316	143,546
RealNetworks, Inc. *	28,990	191,334
RF Micro Devices, Inc. * (a)	83,837	243,127
RightNow Technologies, Inc. * (a)	9,217	125,996
Rural Cellular Corp., Class A *	4,547	202,387
S1 Corp. *	16,399	124,140
Sapient Corp. *	28,445	182,617
SAVVIS, Inc. * (a)	12,251	158,160
Scholastic Corp. *	7,714	221,083
Secure Computing Corp. *	17,692	73,245
Shenandoah Telecommunications Company (a)	23,155	301,478
ShoreTel, Inc. *	15,513	68,567
Shutterfly, Inc. * (a)	6,496	79,316
Sinclair Broadcast Group, Inc., Class A (a)	17,990	136,724
SonicWALL, Inc. *	18,878	121,763
Sonus Networks, Inc. * (a)	65,317	223,384
Sourcefire, Inc. *	7,780	60,139
Stamps.com, Inc. *	5,010	62,525
Starent Networks Corp. * (a)	9,540	120,013
SupportSoft, Inc. *	18,590	60,417
Switch & Data Facilities Company, Inc. *	6,788	115,328
Sycamore Networks, Inc. *	61,916	199,370
Symmetricom, Inc. *	16,509	63,395
Syniverse Holdings, Inc. *	16,464	266,717
TechTarget, Inc. *	4,638	48,977
Tekelec, Inc. *	20,894	307,351
TeleCommunication Systems, Inc. *	12,345	57,157
Terremark Worldwide, Inc. * (a)	17,658	96,413
The Knot, Inc. * (a)	9,760	95,453
TheStreet.com, Inc.	6,364	41,430
Thinkorswim Group, Inc. * (a)	16,841	118,729
TIBCO Software, Inc. *	59,421	454,571
TriZetto Group, Inc. *	13,936	297,952
TW Telecom, Inc. * (a)	47,212	756,808
United Online, Inc. (a)	21,943	220,088
USA Mobility, Inc. *	9,076	68,524
UTStarcom, Inc. * (a)	35,791	195,777
ValueClick, Inc. *	30,349	459,787
VASCO Data Security International, Inc. * (a)	8,757	92,211
Viasat, Inc. *	8,271	167,157
Vignette Corp. *	8,585	103,020
Virgin Mobile USA, Inc. * (a)	11,358	31,234
Vocus, Inc. *	5,268	169,472
Websense, Inc. *	14,566	245,291
Website Pros, Inc. *	9,452	78,735
World Wrestling Entertainment, Inc., Class A (a)	7,103	109,883
		28,145,137

Consumer, Cyclical - 11.09%
99 Cents Only Stores * (a)	15,054	99,356
Accuride Corp. *	12,195	51,829
Aeropostale, Inc. *	31,950	1,001,003
AFC Enterprises, Inc. *	9,030	72,150
Airtran Holdings, Inc. * (a)	38,517	78,575

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Alaska Air Group, Inc. *	11,488	$176,226
Allegiant Travel Company *	4,526	84,138
Ambassadors Group, Inc.	6,629	98,905
American Apparel, Inc. *	11,039	73,409
American Axle & Manufacturing Holdings, Inc.	14,688	117,357
American Woodmark Corp. (a)	3,750	79,237
Americas Car Mart, Inc. *	3,934	70,497
Amerigon, Inc. * (a)	7,766	55,216
Ameristar Casinos, Inc.	8,416	116,309
Angelica Corp.	2,798	59,513
ArvinMeritor, Inc. (a)	23,445	292,594
Asbury Automotive Group, Inc.	10,096	129,734
ATC Technology Corp. *	6,936	161,470
Audiovox Corp., Class A *	6,371	62,563
Bally Technologies, Inc. *	17,515	592,007
Beacon Roofing Supply, Inc. *	14,538	154,248
Beazer Homes USA, Inc. (a)	13,132	73,145
Bebe Stores, Inc. (a)	12,271	117,924
Big 5 Sporting Goods Corp. (a)	8,159	61,764
BJ’s Restaurants, Inc. * (a)	6,283	61,134
Blockbuster, Inc., Class A *	57,571	143,927
BMP Sunstone Corp. * (a)	8,358	47,641
Bob Evans Farms, Inc.	9,982	285,485
Borders Group, Inc. (a)	19,905	119,430
Brightpoint, Inc. *	16,177	118,092
Brown Shoe, Inc.	13,482	182,681
Brunswick Corp.	27,805	294,733
Buffalo Wild Wings, Inc. * (a)	5,764	143,120
Build A Bear Workshop, Inc. * (a)	5,918	43,024
Cabela’s, Inc. * (a)	12,511	137,746
Cache, Inc. *	4,244	45,411
California Pizza Kitchen, Inc. *	7,269	81,340
Callaway Golf Company	21,319	252,204
Carter’s, Inc. *	18,244	252,132
Casey’s General Stores, Inc.	16,494	382,166
Cash America International, Inc.	9,325	289,075
Casual Male Retail Group, Inc. * (a)	13,531	41,270
Cato Corp., Class A	9,000	128,160
Cavco Industries, Inc. *	2,393	78,323
CBRL Group, Inc.	7,164	175,590
CEC Entertainment, Inc. *	6,984	195,622
Champion Enterprises, Inc. * (a)	25,084	146,741
Charlotte Russe Holding, Inc. *	6,774	120,306
Charming Shoppes, Inc. * (a)	36,567	167,843
Cherokee, Inc. (a)	3,133	63,130
Chico’s FAS, Inc. *	56,122	301,375
Children’s Place Retail Stores, Inc. * (a)	7,465	269,486
Chindex International, Inc. *	5,531	81,140
Christopher & Banks Corp.	11,453	77,880
Churchill Downs, Inc.	3,303	115,176
Cinemark Holdings, Inc. (a)	9,455	123,482
Circuit City Stores, Inc.	54,501	157,508
Citi Trends, Inc. *	4,678	106,003
CKE Restaurants, Inc.	17,037	212,451
Coldwater Creek, Inc. *	18,627	98,351
Collective Brands, Inc. * (a)	20,373	236,938

The accompanying notes are an integral part of the financial statements.

55

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Columbia Sportswear Company (a)	3,925	$144,244
Commercial Vehicle Group, Inc. *	7,388	69,078
Conn’s, Inc. * (a)	3,267	52,501
Cooper Tire & Rubber Company	18,836	147,674
Core-Mark Holding Company, Inc. *	3,428	89,814
Crocs, Inc. *	26,650	213,466
CSK Auto Corp. *	14,274	149,592
Dana Holding Corp. *	32,093	171,698
Deckers Outdoor Corp. *	4,162	579,350
Denny’s Corp. *	31,998	90,874
Dillard’s, Inc., Class A	17,928	207,427
DineEquity, Inc. * (a)	5,656	211,308
Domino’s Pizza, Inc. * (a)	13,203	151,834
DSW, Inc., Class A * (a)	4,477	52,739
DTS, Inc. *	5,789	181,311
Ethan Allen Interiors, Inc. (a)	7,726	190,060
Exide Technologies * (a)	24,134	404,486
FGX International Holdings, Ltd. *	5,164	41,519
Finish Line, Inc. * (a)	13,784	119,922
First Cash Financial Services, Inc. *	6,537	97,990
Fleetwood Enterprises, Inc. *	22,493	58,932
Force Protection, Inc. * (a)	22,339	73,942
Fred’s, Inc., Class A	13,027	146,423
Fuel Systems Solutions, Inc. *	3,944	151,844
Furniture Brands International, Inc. (a)	13,175	176,018
G & K Services, Class A	6,301	191,928
Gaylord Entertainment Company * (a)	13,198	316,224
Genesco, Inc. *	8,207	253,350
G-III Apparel Group, Ltd. *	4,891	60,355
Great Wolf Resorts, Inc. *	11,083	48,433
Group 1 Automotive, Inc. (a)	7,334	145,727
Gymboree Corp. *	9,009	360,991
Haverty Furniture Companies, Inc. (a)	6,796	68,232
Hawaiian Holdings, Inc. *	13,057	90,746
Hayes Lemmerz International, Inc. *	34,368	97,605
Herman Miller, Inc.	17,794	442,893
Hibbett Sports, Inc. * (a)	9,163	193,339
HNI Corp.	14,094	248,900
Hooker Furniture Corp.	3,705	64,171
Hot Topic, Inc. *	14,749	79,792
Houston Wire & Cable Company (a)	5,982	119,042
Hovnanian Enterprises, Inc., Class A * (a)	15,352	84,129
Iconix Brand Group, Inc. * (a)	18,581	224,458
Insight Enterprises, Inc. *	15,111	177,252
Interface, Inc., Class A	17,142	214,789
J. Crew Group, Inc. * (a)	13,477	444,876
Jack in the Box, Inc. *	37,472	839,748
Jakks Pacific, Inc. *	8,857	193,525
JetBlue Airways Corp. * (a)	54,918	204,844
Jo-Ann Stores, Inc. *	8,154	187,787
Jos. A. Bank Clothiers, Inc. * (a)	5,801	155,177
Kimball International, Inc., Class B	11,546	95,601
Knoll, Inc.	15,520	188,568
Krispy Kreme Doughnuts, Inc. * (a)	19,383	96,721
K-Swiss, Inc., Class A	8,731	128,346
Landry’s Restaurants, Inc. (a)	4,215	75,744

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical (continued)
La-Z-Boy, Inc. (a)	17,021	$130,211
Leapfrog Enterprises, Inc., Class A * (a)	11,445	95,222
Lear Corp. *	20,287	287,670
Libbey, Inc. (a)	5,694	42,363
Life Time Fitness, Inc. * (a)	11,141	329,217
Lodgian, Inc. *	6,785	53,127
Longs Drug Stores Corp.	9,836	414,194
Lululemon Athletica, Inc. *	5,797	168,461
Lumber Liquidators, Inc. *	3,232	42,016
M/I Homes, Inc. (a)	5,000	78,650
Macrovision Solutions Corp. * (a)	26,327	393,852
Maidenform Brands, Inc. *	7,598	102,573
Marcus Corp.	6,947	103,858
Marinemax, Inc. * (a)	6,206	44,497
Marvel Entertainment, Inc. *	15,636	502,541
Meritage Homes Corp. *	10,056	152,549
Mobile Mini, Inc. * (a)	11,117	222,340
Modine Manufacturing Company	10,496	129,836
Monarch Casino & Resort, Inc. *	4,915	57,997
Morgans Hotel Group Company * (a)	9,478	97,623
Movado Group, Inc.	5,338	105,692
MWI Veterinary Supply, Inc. *	3,410	112,905
National Cinemedia, Inc.	14,143	150,764
National Presto Industries, Inc.	1,629	104,549
New York & Company, Inc. *	7,514	68,603
Nu Skin Enterprises, Inc., Class A	16,138	240,779
O’Charley’s, Inc.	6,964	70,058
Owens & Minor, Inc.	12,930	590,772
Oxford Industries, Inc.	4,736	90,694
P.F. Chang’s China Bistro, Inc. * (a)	7,862	175,637
Pacific Sunwear of California, Inc. *	22,726	193,853
Pantry, Inc. *	7,728	82,380
Papa John’s International, Inc. *	7,169	190,624
PC Mall, Inc. *	3,883	52,653
Pep Boys - Manny, Moe & Jack (a)	13,836	120,650
Perry Ellis International, Inc. *	3,851	81,718
Pier 1 Imports, Inc. * (a)	28,725	98,814
Pinnacle Entertainment, Inc. * (a)	19,367	203,160
Polaris Industries, Inc. (a)	10,521	424,838
Pool Corp.	15,510	275,458
PriceSmart, Inc.	4,774	94,430
Quiksilver, Inc. *	40,497	397,681
RC2 Corp. *	5,937	110,191
Red Robin Gourmet Burgers, Inc. * (a)	5,430	150,628
Regis Corp.	13,610	358,623
Republic Airways Holdings, Inc. *	11,311	97,953
Retail Ventures, Inc. * (a)	10,114	46,524
Rick’s Cabaret International, Inc. *	2,297	38,590
Riviera Holdings Corp. *	4,028	40,884
Ruby Tuesday, Inc. (a)	17,129	92,497
Rush Enterprises, Inc., Class A *	16,442	197,468
Ryland Group, Inc.	13,605	296,725
Sally Beauty Holdings, Inc. * (a)	30,589	197,605
ScanSource, Inc. *	8,477	226,845
School Specialty, Inc. *	6,417	190,777
Sealy Corp.	14,919	85,635

The accompanying notes are an integral part of the financial statements.

56

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Shoe Carnival, Inc. *	3,336	$39,331
Shuffle Master, Inc. * (a)	12,281	60,668
Six Flags, Inc. *	29,791	34,260
Skechers U.S.A., Inc., Class A *	10,422	205,939
Skyline Corp.	2,669	62,721
SkyWest, Inc.	18,274	231,166
Sonic Automotive, Inc.	8,163	105,221
Sonic Corp. *	19,489	288,437
Speedway Motorsports, Inc.	4,554	92,811
Stage Stores, Inc.	12,365	144,300
Standard Pacific Corp. (a)	24,624	83,229
Stein Mart, Inc. (a)	9,481	42,759
Steinway Musical Instruments, Inc. *	2,706	71,438
Steven Madden, Ltd. *	5,904	108,516
Superior Industries International, Inc. (a)	7,446	125,688
Susser Holdings Corp. *	3,395	32,864
Systemax, Inc. * (a)	3,499	61,757
Talbots, Inc.	8,018	92,929
Tempur-Pedic International, Inc. (a)	23,836	186,159
Tenneco, Inc. *	14,410	194,967
Texas Roadhouse, Inc., Class A *	17,105	153,432
The Buckle, Inc.	4,871	222,751
The Cheesecake Factory, Inc. *	21,406	340,569
The Dress Barn, Inc. *	14,348	191,976
The Men’s Wearhouse, Inc.	16,373	266,716
The Nautilus Group, Inc. (a)	8,415	42,748
The Steak & Shake Company * (a)	11,002	69,643
The Wet Seal, Inc., Class A *	30,105	143,601
Timberland Company, Class A *	15,341	250,825
Titan International, Inc.	8,759	311,996
Titan Machinery, Inc. *	2,423	75,888
TiVo, Inc. * (a)	33,693	207,886
Town Sports International Holdings, Inc. *	6,526	60,953
Tractor Supply Company *	10,633	308,782
Triarc Companies, Inc. (a)	18,911	119,707
True Religion Apparel, Inc. * (a)	5,501	146,602
Tuesday Morning Corp. * (a)	11,182	45,958
Tween Brands, Inc. *	7,998	131,647
UAL Corp. *	39,804	207,777
Ulta Salon, Cosmetics & Fragrance, Inc. * (a)	6,697	75,274
Under Armour, Inc., Class A * (a)	10,476	268,605
Unifi, Inc. *	20,197	50,896
Unifirst Corp.	4,575	204,319
United Stationers, Inc. *	7,513	277,605
Universal Electronics, Inc. *	4,782	99,944
US Airways Group, Inc. *	29,824	74,560
Vail Resorts, Inc. * (a)	10,017	429,028
Visteon Corp. * (a)	43,519	114,455
Volcom, Inc. * (a)	5,918	141,618
Wabash National Corp.	10,535	79,645
Warnaco Group, Inc. *	14,469	637,649
Watsco, Inc.	7,392	308,986
Weyco Group, Inc. (a)	2,161	57,331
Winnebago Industries, Inc. (a)	9,633	98,160
WMS Industries, Inc. *	14,032	417,733
Wolverine World Wide, Inc.	15,841	422,479

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Wonder Auto Technology, Inc. *	5,468	$38,440
World Fuel Services Corp.	9,197	201,782
Zale Corp. * (a)	11,291	213,287
Zumiez, Inc. * (a)	6,341	105,134
		39,110,625

Consumer, Non-cyclical - 20.38%
Aaron Rents, Inc., Class B	14,477	323,271
Abaxis, Inc. *	6,962	167,993
Abiomed, Inc. *	10,052	178,423
ABM Industries, Inc.	13,932	309,987
Acadia Pharmaceuticals, Inc. *	12,101	44,653
Accelrys, Inc. *	10,936	52,821
Acco Brands Corp. *	17,483	196,334
Accuray, Inc. *	11,941	87,050
Acorda Therapeutics, Inc. *	10,486	344,255
Actrade Financial Technologies, Ltd. *	722	917
Administaff, Inc.	6,866	191,493
Adolor Corp. *	16,045	87,927
Advance America Cash Advance Centers, Inc.	14,875	75,565
Affymax, Inc. * (a)	3,870	61,572
Affymetrix, Inc. *	22,055	226,946
AgFeed Industries, Inc. *	6,455	96,631
Air Methods Corp. *	3,480	87,000
Akorn, Inc. * (a)	19,328	63,976
Albany Molecular Research, Inc. *	7,568	100,427
Alexion Pharmaceuticals, Inc. *	12,234	886,965
Alexza Pharmaceuticals, Inc. * (a)	9,914	39,061
Alico, Inc. (a)	1,456	50,465
Align Technology, Inc. * (a)	19,973	209,517
Alkermes, Inc. *	30,491	376,869
Alliance Imaging, Inc. *	8,907	77,224
Alliance One International, Inc. *	31,887	162,943
Allos Therapeutics, Inc. * (a)	17,542	121,215
Almost Family, Inc. *	2,359	62,749
Alnylam Pharmaceuticals, Inc. * (a)	11,399	304,695
Alpharma, Inc., Class A * (a)	14,040	316,321
AMAG Pharmaceuticals, Inc. * (a)	5,501	187,584
Amedisys, Inc. * (a)	8,416	424,335
American Greetings Corp., Class A	15,587	192,344
American Medical Systems Holdings, Inc. * (a)	23,334	348,843
American Oriental Bioengineering, Inc. *	19,599	193,442
American Public Education, Inc. *	3,584	139,919
AMERIGROUP Corp. *	16,816	349,773
AMN Healthcare Services, Inc. *	10,875	184,005
AmSurg Corp. *	10,005	243,622
Andersons, Inc.	5,761	234,530
AngioDynamics, Inc. *	7,939	108,129
Applera Corp. - Celera Genomics Group *	25,423	288,805
Apria Healthcare Group, Inc. *	13,881	269,153
Arbitron, Inc.	8,725	414,437
Ardea Biosciences, Inc. *	4,331	55,523
Arena Pharmaceuticals, Inc. * (a)	24,764	128,525
Ariad Pharmaceuticals, Inc. * (a)	25,676	61,622
Arqule, Inc. * (a)	15,574	50,615
Array BioPharma, Inc. *	16,302	76,619
ArthroCare Corp. * (a)	8,490	346,477

The accompanying notes are an integral part of the financial statements.

57

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Assisted Living Concepts, Inc. *	17,985	$98,918
athenahealth, Inc. * (a)	6,707	206,307
Auxilium Pharmaceuticals, Inc. * (a)	13,221	444,490
B&G Foods, Inc.	7,275	67,949
Bankrate, Inc. * (a)	4,074	159,171
Bentley Pharmaceuticals, Inc. *	6,387	103,150
Bio Reference Labs, Inc. *	3,965	88,459
Biodel, Inc. *	3,720	48,360
BioForm Medical, Inc. *	8,445	34,118
BioMimetic Therapeutics, Inc. * (a)	4,578	54,570
Bio-Rad Laboratories, Inc., Class A *	5,963	482,347
Blyth, Inc.	8,256	99,320
Boston Beer Company, Inc. *	2,745	111,667
Bowne & Company, Inc.	9,066	115,591
Bruker BioSciences Corp. *	16,144	207,450
Cadence Pharmaceuticals, Inc. * (a)	7,574	46,126
Cadiz, Inc. * (a)	5,086	81,986
Calavo Growers, Inc.	4,181	51,217
Cal-Maine Foods, Inc. (a)	4,147	136,810
Cambrex Corp. *	10,265	60,256
Cantel Medical Corp. *	4,567	46,218
Capella Education Company *	4,564	272,243
Capital Senior Living Corp. *	8,247	62,182
Caraco Pharmaceutical Labs *	3,492	46,094
CardioNet, Inc. *	1,548	41,223
CBIZ, Inc. *	14,996	119,218
CDI Corp.	4,287	109,061
Cell Genesys, Inc. * (a)	28,675	74,555
Centene Corp. *	13,799	231,685
Central Garden & Pet Company, Class A *	21,234	87,059
Cenveo, Inc. * (a)	15,827	154,630
Cepheid, Inc. *	18,249	513,162
Chattem, Inc. * (a)	5,472	355,954
Chemed Corp.	7,537	275,930
China Sky One Medical, Inc. *	2,895	32,221
Chiquita Brands International, Inc. * (a)	13,766	208,830
Clinical Data, Inc. *	5,386	76,858
Coca-Cola Bottling Company	1,646	60,869
Coinstar, Inc. *	9,004	294,521
Columbia Laboratories, Inc. *	16,774	55,354
Compass Diversified Trust	8,512	97,292
Conceptus, Inc. * (a)	9,865	182,404
CONMED Corp. *	9,146	242,826
Consolidated Graphics, Inc. *	3,252	160,226
Corinthian Colleges, Inc. *	27,268	316,581
Cornell Corrections, Inc. *	3,848	92,775
CorVel Corp. *	2,767	93,718
CoStar Group, Inc. * (a)	6,348	282,169
Cougar Biotechnology, Inc. *	4,872	116,100
CRA International, Inc. *	3,651	131,984
Cross Country Healthcare, Inc. *	9,968	143,639
Cryolife, Inc. *	9,344	106,895
CSS Industries, Inc.	2,825	68,421
Cubist Pharmaceuticals, Inc. *	17,963	320,819
CV Therapeutics, Inc. * (a)	19,869	163,522
Cyberonics, Inc. * (a)	7,814	169,564

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Cynosure, Inc. *	3,257	$64,554
Cypress Biosciences, Inc. *	12,371	88,947
Cytokinetics, Inc. *	13,516	50,144
Cytori Therapeutics, Inc. *	7,558	48,976
Datascope Corp.	4,225	198,575
Deluxe Corp.	16,487	293,798
Dendreon Corp. * (a)	30,695	136,593
DepoMed, Inc. *	17,458	56,040
DexCom, Inc. *	9,247	55,852
Diamond Foods, Inc.	5,431	125,130
Discovery Laboratories, Inc. *	33,620	55,473
Dollar Financial Corp. *	7,986	120,668
Dollar Thrifty Automotive Group, Inc. *	7,509	70,960
Durect Corp. * (a)	25,099	92,113
Dyax Corp. *	19,929	61,780
DynCorp International, Inc. *	7,871	119,246
Electro Rent Corp.	7,311	91,680
Elizabeth Arden, Inc. *	8,241	125,098
Emergency Medical Services Corp., Class A * (a)	3,130	70,832
Emergent Biosolutions, Inc. *	4,450	44,189
Emeritus Corp. * (a)	6,575	96,127
Ennis Business Forms, Inc.	8,656	135,466
Enzo Biochem, Inc. * (a)	10,611	119,055
Enzon Pharmaceuticals, Inc. * (a)	15,251	108,587
Euronet Worldwide, Inc. * (a)	15,165	256,289
EV3, Inc. * (a)	22,741	215,585
Exactech, Inc. *	2,619	67,334
Exelixis, Inc. *	34,583	172,915
Exlservice Holdings, Inc. * (a)	4,735	66,432
Exponent, Inc. *	4,875	153,124
Farmer Brothers Company (a)	2,067	43,717
First Advantage Corp., Class A *	3,779	59,897
Five Star Quality Care, Inc. *	11,554	54,650
Flowers Foods, Inc.	36,984	1,048,127
Forrester Research, Inc. *	5,110	157,797
Fossil, Inc. *	14,521	422,125
Fresh Del Monte Produce, Inc. *	13,149	309,922
Gaiam, Inc., Class A * (a)	6,104	82,465
Gartner Group, Inc., Class A *	18,952	392,685
Genomic Health, Inc. * (a)	4,609	88,262
Genoptix, Inc. * (a)	2,715	85,658
Gentiva Health Services, Inc. *	8,208	156,362
Geron Corp. * (a)	26,311	90,773
Gevity HR, Inc.	8,675	46,672
Global Cash Access, Inc. *	13,338	91,499
Great Lakes Dredge & Dock Company	13,748	84,000
Green Mountain Coffee Roasters, Inc. * (a)	16,582	622,986
GTx, Inc. * (a)	6,180	88,683
H&E Equipment Services, Inc. *	5,261	63,237
Haemonetics Corp. *	8,108	449,670
Hain Celestial Group, Inc. *	13,033	306,015
Halozyme Therapeutics, Inc. * (a)	20,112	108,203
Hanger Orthopedic Group, Inc. *	7,658	126,280
Hansen Medical, Inc. * (a)	5,642	94,334
Healthcare Services Group, Inc. (a)	20,838	316,946
Healthextras, Inc. *	10,517	316,982

The accompanying notes are an integral part of the financial statements.

58

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Healthsouth Corp. * (a)	25,360	$421,737
Healthspring, Inc. *	15,624	263,733
Healthways, Inc. * (a)	11,215	331,964
Heartland Payment Systems, Inc. (a)	7,957	187,785
Heidrick & Struggles International, Inc.	5,547	153,319
Helen of Troy, Ltd. *	9,764	157,396
Hill International, Inc. *	7,685	126,341
HMS Holdings Corp. *	8,147	174,916
Hudson Highland Group, Inc. *	8,429	88,252
Human Genome Sciences, Inc. * (a)	44,010	229,292
Huron Consulting Group, Inc. *	6,179	280,156
ICU Medical, Inc. *	3,749	85,777
Idenix Pharmaceuticals, Inc. *	8,950	65,067
Idera Pharmaceuticals, Inc. *	6,939	101,379
I-Flow Corp. * (a)	7,447	75,587
Immucor, Inc. *	22,356	578,573
Immunogen, Inc. *	15,870	48,562
Immunomedics, Inc. * (a)	23,456	49,961
Imperial Sugar Company (a)	4,379	68,006
Incyte Corp. *	21,779	165,738
Indevus Pharmaceuticals, Inc. * (a)	29,462	46,255
Informatica Corp. *	28,397	427,091
Ingles Markets, Inc.	4,666	108,858
Inspire Pharmaceuticals, Inc. *	15,196	65,039
Insulet Corp. *	6,134	96,488
Integra LifeSciences Holdings Corp. * (a)	5,705	253,758
Interactive Data Corp.	11,529	289,724
Intermediate Parfums, Inc.	7,067	106,005
Intermune, Inc. * (a)	10,466	137,314
Invacare Corp.	10,178	208,038
IRIS International, Inc. *	6,223	97,390
Isis Pharmaceuticals, Inc. * (a)	28,925	394,248
J & J Snack Foods Corp.	4,760	130,472
Jackson Hewitt Tax Service, Inc. (a)	9,242	112,937
Javelin Pharmaceuticals, Inc. * (a)	18,307	42,472
K12, Inc. *	2,091	44,810
Kelly Services, Inc., Class A	8,443	163,203
Kendle International, Inc. * (a)	4,234	153,821
Kenexa Corp. *	7,410	139,604
Kensey Nash Corp. *	2,558	81,984
Kforce, Inc. *	10,229	86,844
Kindred Healthcare, Inc. *	8,851	254,555
Korn/Ferry International *	14,871	233,921
K-V Pharmaceutical Company, Class A * (a)	10,204	197,243
Lance, Inc.	8,915	167,335
Landauer, Inc.	3,074	172,882
Learning Tree International, Inc. *	3,222	55,096
LECG Corp. *	8,938	78,118
Lexicon Genetics, Inc. *	29,229	46,766
LHC Group, Inc. *	4,831	112,321
Life Sciences Research, Inc. *	2,996	84,607
Ligand Pharmaceuticals, Inc., Class B *	28,070	72,982
Live Nation, Inc. * (a)	24,335	257,464
Luminex Corp. *	11,764	241,750
M & F Worldwide Corp. * (a)	4,205	165,299
Magellan Health Services, Inc. *	12,770	472,873

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Mannatech, Inc. (a)	5,872	$31,944
Mannkind Corp. * (a)	18,350	55,050
Martek Biosciences Corp. * (a)	10,373	349,674
Masimo Corp. *	14,716	505,495
Maui Land & Pineapple, Inc. * (a)	1,963	57,810
MAXIMUS, Inc.	5,932	206,552
McGrath Rentcorp	7,605	187,007
Medarex, Inc. *	41,035	271,241
MedCath Corp. *	5,233	94,089
Medical Action, Inc. *	5,206	53,986
Medicis Pharmaceutical Corp., Class A	17,891	371,775
Medivation, Inc. * (a)	8,466	100,153
Mentor Corp. (a)	10,645	296,144
Meridian Bioscience, Inc.	12,817	345,034
Merit Medical Systems, Inc. *	9,097	133,726
Microvision, Inc. *	20,160	55,440
Micrus Endovascular Corp. * (a)	5,726	80,279
Midas, Inc. *	5,225	70,538
MiddleBrook Pharmaceuticals, Inc. *	13,061	44,146
Molina Healthcare, Inc. * (a)	4,573	111,307
Momenta Pharmaceuticals, Inc. * (a)	8,002	98,425
Monro Muffler Brake, Inc.	8,303	128,613
MPS Group, Inc. *	30,010	319,006
Multi-Color Corp.	5,405	113,451
Myriad Genetics, Inc. * (a)	14,228	647,659
Nabi Biopharmaceuticals * (a)	19,376	76,341
Nanosphere, Inc. *	5,125	40,283
Nash Finch Company (a)	4,190	143,591
National Healthcare Corp. (a)	2,752	126,124
Natus Medical, Inc. *	8,953	187,476
Navigant Consulting Company *	15,492	303,024
Nektar Therapeutics * (a)	30,782	103,120
Neogen Corp. *	7,207	164,968
Net 1 UEPS Technologies, Inc. *	14,444	350,989
Neurocrine Biosciences, Inc. * (a)	13,992	58,626
Nighthawk Radiology Holdings, Inc. * (a)	8,570	60,676
Novavax, Inc. *	20,935	52,128
Noven Pharmaceuticals, Inc. *	8,311	88,845
NPS Pharmaceuticals, Inc. *	18,284	81,364
NutriSystem, Inc.	9,790	138,431
Nuvasive, Inc. * (a)	11,387	508,543
NxStage Medical, Inc. *	7,904	30,351
Obagi Medical Products, Inc. *	6,356	54,344
Odyssey Healthcare, Inc. *	10,882	105,991
Odyssey Marine Exploration, Inc. * (a)	17,014	67,375
Omega Protein Corp. *	6,205	92,765
Omrix Biopharmaceuticals, Inc. *	4,661	73,364
On Assignment, Inc. *	11,905	95,478
Onyx Pharmaceuticals, Inc. * (a)	17,700	630,120
Optimer Pharmaceuticals, Inc. *	9,370	75,991
OraSure Technologies, Inc. *	16,309	60,996
Orexigen Therapeutics, Inc. * (a)	7,096	55,987
Orthofix International NV *	5,517	159,717
Orthovita, Inc. *	27,735	56,857
OSI Pharmaceuticals, Inc. *	18,209	752,396
Osiris Therapeutics, Inc. * (a)	5,094	65,458

The accompanying notes are an integral part of the financial statements.

59

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Pain Therapeutics, Inc. * (a)	11,708	$92,493
Palomar Medical Technologies, Inc. * (a)	6,381	63,682
Par Pharmaceutical Companies, Inc. *	10,992	178,400
Parexel International Corp. *	36,291	954,816
PDL BioPharma, Inc. *	54,870	582,719
Peets Coffee & Tea, Inc. * (a)	5,063	100,349
PeopleSupport, Inc. *	7,706	65,501
PetMed Express, Inc. *	8,038	98,466
Pharmanet Development Group, Inc. *	6,243	98,452
Pharmasset, Inc. *	5,244	99,007
PharMerica Corp. * (a)	9,797	221,314
PHH Corp. *	17,218	264,296
Pilgrim’s Pride Corp.	14,388	186,900
POZEN, Inc. * (a)	8,527	92,774
Pre-Paid Legal Services, Inc. * (a)	2,644	107,399
Prestige Brands Holdings, Inc. *	10,922	116,429
PRG-Schultz International, Inc. *	5,872	55,256
Progenics Pharmaceuticals, Inc. * (a)	8,633	137,006
Providence Service Corp. * (a)	4,225	89,190
PSS World Medical, Inc. *	19,740	321,762
Psychiatric Solutions, Inc. *	17,653	667,990
Questcor Pharmaceuticals, Inc. *	17,649	81,891
Quidel Corp. *	9,133	150,877
RadNet, Inc. *	7,862	48,744
Ralcorp Holdings, Inc. *	8,190	404,914
Regeneron Pharmaceuticals, Inc. *	19,876	287,009
RehabCare Group, Inc. *	6,048	96,949
Rent-A-Center, Inc. *	21,267	437,462
Repligen Corp. *	11,234	53,024
Res-Care, Inc. *	7,991	142,080
Resources Connection, Inc. *	14,652	298,168
Rigel Pharmaceuticals, Inc. * (a)	11,723	265,643
Rollins, Inc.	19,843	294,073
RSC Holdings, Inc. * (a)	15,261	141,317
RTI Biologics, Inc. * (a)	17,639	154,341
Ruddick Corp.	13,524	464,008
Russ Berrie & Company, Inc. *	6,369	50,761
Salix Pharmaceuticals, Ltd. * (a)	15,816	111,186
Sanderson Farms, Inc. (a)	6,502	224,449
Sangamo Biosciences, Inc. *	12,013	119,529
Savient Pharmaceuticals, Inc. *	17,299	437,665
Sciele Pharma, Inc. * (a)	11,120	215,172
Seaboard Corp. (a)	104	161,304
Seattle Genetics, Inc. * (a)	19,797	167,483
Sequenom, Inc. *	14,862	237,198
Sirona Dental Systems, Inc. * (a)	5,386	139,605
Skilled Healthcare Group, Inc. *	6,049	81,178
Smart Balance, Inc. *	21,025	151,590
Somanetics Corp. *	4,393	93,132
SonoSite, Inc. * (a)	5,492	153,831
Sotheby’s (a)	21,441	565,399
Spartan Motors, Inc. (a)	16,168	120,775
Spartan Stores, Inc.	7,172	164,956
Spectranetics Corp. *	10,556	104,082
Spectrum Brands, Inc. * (a)	15,052	38,383
Spherion Corp. *	18,466	85,313

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Standard Parking Corp. *	5,943	$108,163
Steiner Leisure, Ltd. *	5,242	148,611
Stereotaxis, Inc. * (a)	9,805	52,555
STERIS Corp.	18,470	531,197
Stewart Enterprises, Inc., Class A	26,768	192,730
Sucampo Pharmaceuticals, Inc. *	3,322	35,645
SuccessFactors, Inc. * (a)	7,893	86,428
Sun Healthcare Group, Inc. *	13,842	185,344
Sunrise Senior Living, Inc. *	14,235	320,003
SurModics, Inc. * (a)	4,955	222,182
Symmetry Medical, Inc. *	11,481	186,222
Synovis Life Technologies, Inc. *	4,387	82,607
Synta Pharmaceuticals Corp. *	9,395	57,310
Synutra International, Inc. * (a)	1,293	41,790
Team, Inc. *	11,887	407,962
Tejon Ranch Company * (a)	3,722	134,215
TeleTech Holdings, Inc. *	12,495	249,400
Tercica, Inc. * (a)	6,454	56,989
Tetra Tech, Inc. *	18,816	425,618
The Advisory Board Company *	5,655	222,411
The Geo Group, Inc. *	16,273	366,143
The Great Atlantic & Pacific Tea Company, Inc. * (a)	11,485	262,088
The Hackett Group, Inc. *	14,546	83,494
The Medicines Company *	16,645	329,904
The Standard Register Company	5,485	51,724
Theravance, Inc. *	16,910	200,722
Third Wave Technologies, Inc. *	14,385	160,537
Thoratec Corp. *	17,522	304,708
TNS, Inc. *	7,966	190,865
TomoTherapy, Inc. *	14,035	125,333
Tootsie Roll Industries, Inc. (a)	7,927	199,206
Trans1, Inc. * (a)	4,367	65,811
TreeHouse Foods, Inc. *	10,015	242,964
Triple-S Management Corp. * (a)	5,231	85,527
TrueBlue, Inc. *	14,148	186,895
Tupperware Brands Corp.	19,734	675,297
United Natural Foods, Inc. * (a)	13,818	269,175
United Therapeutics Corp. *	7,079	691,972
Universal Corp.	8,585	388,214
Universal Technical Institute, Inc. * (a)	7,128	88,815
US Physical Therapy, Inc. *	4,659	76,454
USANA Health Sciences, Inc. * (a)	2,269	60,968
Valassis Communications, Inc. * (a)	15,460	193,559
Valeant Pharmaceuticals International * (a)	22,286	381,313
Vector Group, Ltd.	11,229	181,124
Viad Corp.	6,679	172,251
ViroPharma, Inc. * (a)	22,326	246,926
Virtual Radiologic Corp * (a)	2,779	36,822
VistaPrint, Ltd. * (a)	14,143	378,467
Vital Images, Inc. * (a)	6,201	77,140
Vital Signs, Inc.	2,577	146,322
Vivus, Inc. * (a)	20,145	134,569
VNUS Medical Technologies, Inc. *	4,577	91,586
Volcano Corp. *	15,260	186,172
Volt Information Sciences, Inc. *	4,320	51,451

The accompanying notes are an integral part of the financial statements.

60

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Watson Wyatt Worldwide, Inc., Class A	13,541	$716,183
WD-40 Company	5,694	166,550
Weis Markets, Inc.	3,850	125,010
West Pharmaceutical Services, Inc.	10,218	442,235
Winn-Dixie Stores, Inc. * (a)	17,498	280,318
Wright Express Corp. *	12,427	308,190
Wright Medical Group, Inc. *	11,905	338,221
XenoPort, Inc. *	8,055	314,387
XOMA, Ltd. * (a)	45,775	77,360
Zhongpin, Inc. *	6,356	79,450
Zoll Medical Corp. *	6,677	224,815
Zymogenetics, Inc. * (a)	12,677	106,740
		71,870,562

Energy - 8.58%
Abraxas Petroleum Corp. *	14,492	78,402
Akeena Solar, Inc. *	7,421	41,706
Allis-Chalmers Energy, Inc. *	8,945	159,221
Alon USA Energy, Inc. (a)	3,563	42,613
American Oil & Gas, Inc. *	13,313	52,187
APCO Argentina, Inc.	4,948	143,245
Approach Resources, Inc. *	2,992	80,156
Arena Resources, Inc. *	22,387	1,182,482
Ascent Solar Technologies, Inc. *	2,680	27,738
Atlas America, Inc.	16,574	746,659
ATP Oil & Gas Corp. * (a)	8,885	350,691
Aventine Renewable Energy Holdings, Inc. * (a)	10,063	44,277
Basic Energy Services, Inc. * (a)	13,214	416,241
Berry Petroleum Company, Class A	13,521	796,116
Bill Barrett Corp. * (a)	11,565	687,077
BMB Munai, Inc. *	13,267	78,806
Bois d’Arc Energy, Inc. *	5,973	145,204
Bolt Technology Corp. *	4,565	103,032
BPZ Energy, Inc. * (a)	19,157	563,216
Brigham Exploration Company *	14,793	234,173
Bronco Drilling Company, Inc. *	8,730	160,457
Cal Dive International, Inc. * (a)	14,043	200,674
Callon Petroleum Company *	6,734	184,242
Cano Petroleum, Inc. *	12,752	101,251
Carbo Ceramics, Inc. (a)	6,550	382,192
Carrizo Oil & Gas, Inc. *	8,668	590,204
Cheniere Energy, Inc. *	16,534	72,254
Clean Energy Fuels Corp. * (a)	7,332	84,245
Complete Production Services, Inc. *	15,270	556,133
Comstock Resources, Inc. *	14,452	1,220,182
Comverge, Inc. * (a)	7,270	101,635
Concho Resources, Inc. *	15,787	588,855
Contango Oil & Gas Company *	4,213	391,472
Crosstex Energy, Inc. (a)	12,945	448,674
CVR Energy, Inc. * (a)	7,360	141,680
Dawson Geophysical Company *	2,527	150,255
Delta Petroleum Corp. * (a)	19,896	507,746
Double Eagle Petroleum & Mining Company *	3,721	67,834
Dril-Quip, Inc. *	9,797	617,211
Endeavour International Corp. *	41,891	90,903
Energy Partners, Ltd. *	10,410	155,317
Energy XXI Bermuda, Ltd. *	22,451	155,361

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Energy (continued)
Evergreen Energy, Inc. *	30,979	$53,903
Evergreen Solar, Inc. * (a)	33,854	328,045
EXCO Resources, Inc. *	23,713	875,247
Flotek Industries, Inc. * (a)	14,602	301,093
Fuelcell Energy, Inc. * (a)	22,509	159,814
FX Energy, Inc. * (a)	14,228	74,982
Gasco Energy, Inc. *	31,186	129,422
GeoGlobal Resources, Inc. * (a)	13,505	28,766
GeoMet, Inc. *	6,942	65,810
Georesources, Inc. *	1,889	34,795
GMX Resources, Inc. * (a)	4,688	347,381
Goodrich Petroleum Corp. * (a)	6,426	532,844
Gran Tierra Energy, Inc. *	30,626	244,089
Grey Wolf, Inc. *	56,798	512,886
Gulf Islands Fabrication, Inc.	3,962	193,861
Gulfport Energy Corp. *	8,423	138,727
Harvest Natural Resources, Inc. *	11,453	126,670
Headwaters, Inc. * (a)	13,475	158,601
Hornbeck Offshore Services, Inc. *	7,326	413,992
Houston American Energy Corp. *	5,478	61,463
International Coal Group, Inc. * (a)	40,870	533,353
ION Geophysical Corp. *	27,007	471,272
James River Coal Company *	8,135	477,443
Lufkin Industries, Inc.	4,734	394,248
Matrix Service Company *	8,425	194,280
McMoran Exploration Company * (a)	16,142	444,228
Meridian Resource Corp. *	27,125	80,019
Mitcham Industries, Inc. *	3,600	61,488
NATCO Group, Inc. *	6,399	348,937
National Coal Corp. *	8,925	79,165
Natural Gas Services Group, Inc. *	4,072	124,115
Newpark Resources, Inc. *	28,990	227,861
Northern Oil And Gas, Inc. *	6,588	87,489
Oilsands Quest, Inc. * (a)	52,993	344,455
Pacific Ethanol, Inc. * (a)	16,386	29,659
Panhandle Oil and Gas, Inc.	2,634	89,187
Parallel Petroleum Corp. *	13,247	266,662
Parker Drilling Company *	35,997	360,330
Penn Virginia Corp.	13,197	995,318
Petroleum Development Corp. *	4,779	317,756
Petroquest Energy, Inc. *	13,803	371,301
Pioneer Drilling Company *	15,887	298,834
Plug Power, Inc. *	29,583	69,520
Quantum Fuel Systems Technologies Worldwide, Inc. *	23,987	73,880
Quest Resource Corp. *	7,235	82,551
RAM Energy Resources, Inc. *	13,404	84,445
Rex Energy Corp. *	5,418	143,035
Rosetta Resources, Inc. *	16,332	465,462
RPC, Inc. (a)	9,305	156,324
Stone Energy Corp. *	8,944	589,499
SulphCo, Inc. * (a)	17,981	40,817
Superior Well Services, Inc. *	5,400	171,234
Swift Energy Company *	9,529	629,486
T-3 Energy Services, Inc. *	4,013	318,913
Toreador Resources Corp. * (a)	6,451	55,027

The accompanying notes are an integral part of the financial statements.

61

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Energy (continued)
Trico Marine Services, Inc. * (a)	4,080	$148,594
Tri-Valley Corp. *	8,741	64,946
TXCO Resources, Inc. * (a)	11,567	136,028
Union Drilling, Inc. *	4,758	103,153
VAALCO Energy, Inc. *	19,028	161,167
Venoco, Inc. *	6,558	152,211
VeraSun Energy Corp. * (a)	32,962	136,133
Warren Resources, Inc. *	18,758	275,367
Western Refining, Inc.	9,471	112,137
Westmoreland Coal Company *	3,706	78,234
W-H Energy Services, Inc. *	9,820	940,167
Willbros Group, Inc. *	12,397	543,113
Williams Clayton Energy, Inc. *	1,747	192,083
		30,245,336

Financial - 17.22%
1st Source Corp.	5,525	88,953
Abington Bancorp, Inc.	9,967	90,899
Acadia Realty Trust, REIT	10,447	241,848
Advanta Corp., Class B	12,882	81,028
Agree Realty Corp., REIT	3,664	80,791
Alexander’s, Inc., REIT * (a)	658	204,375
Ambac Financial Group, Inc.	92,711	124,233
American Campus Communities, Inc., REIT	12,854	357,865
American Equity Investment Life Holding Company	17,986	146,586
American Physicians Capital, Inc.	2,978	144,254
American Safety Insurance Holdings, Ltd. *	4,628	66,551
Ameris Bancorp	6,885	59,900
Amerisafe, Inc. *	6,858	109,317
Amtrust Financial Services, Inc. (a)	5,415	68,229
Anthracite Capital, Inc., REIT (a)	17,472	123,003
Anworth Mortgage Asset Corp., REIT (a)	26,287	171,128
Apollo Investment Corp. (a)	45,285	648,934
Ares Capital Corp.	30,926	311,734
Argo Group International Holdings, Ltd. *	8,782	294,724
Ashford Hospitality Trust, Inc., REIT	38,751	179,030
Aspen Insurance Holdings, Ltd.	26,885	636,368
Asset Acceptance Capital Corp. * (a)	5,334	65,181
Associated Estates Realty Corp., REIT	6,487	69,476
Assured Guaranty, Ltd.	17,792	320,078
Avatar Holdings, Inc. * (a)	2,144	64,942
Baldwin & Lyons, Inc., Class B	4,012	70,130
BancFirst Corp.	2,883	123,392
Banco Latinoamericano de Exportaciones, S.A.	9,190	148,786
Bank Mutual Corp.	16,983	170,509
Bank of the Ozarks, Inc. (a)	4,883	72,561
BankFinancial Corp.	7,737	100,658
Beneficial Mutual Bancorp, Inc. *	11,626	128,700
Berkshire Hill Bancorp, Inc.	4,219	99,779
BioMed Realty Trust, Inc., REIT	22,748	558,008
Boston Private Financial Holdings, Inc. (a)	13,565	76,914
Brookline Bancorp, Inc.	20,186	192,776
Calamos Asset Management, Inc.	6,844	116,553
Capital City Bank Group, Inc. (a)	4,933	107,342
Capital Lease Funding, Inc., REIT (a)	16,349	122,454

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Capital Southwest Corp.	1,070	$111,526
Capital Trust, Inc., Class A, REIT (a)	5,283	101,486
Capitol Bancorp, Ltd. (a)	6,265	56,197
Capstead Mortage Corp., REIT	16,918	183,560
Cascade Bancorp (a)	8,717	67,121
Cass Information Systems, Inc. (a)	2,000	64,060
Castlepoint Holdings, Ltd.	11,831	107,544
Cathay General Bancorp, Inc. (a)	16,333	177,540
Cedar Shopping Centers, Inc., REIT	13,143	154,036
Central Pacific Financial Corp. (a)	9,978	106,365
Chemical Financial Corp. (a)	8,405	171,462
Chimera Investment Corp.	10,879	98,020
Citizens Banking Corp. (a)	25,574	72,119
Citizens, Inc., Class A * (a)	13,573	83,202
City Bank (a)	5,522	47,489
City Holding Company	5,573	227,211
CNA Surety Corp. *	5,733	72,465
CoBiz, Inc. (a)	8,391	55,213
Cogdell Spencer, Inc., REIT	4,729	76,846
Cohen & Steers, Inc. (a)	5,543	143,952
Colonial Bancgroup, Inc.	64,459	284,909
Colonial Properties Trust, REIT	14,922	298,738
Columbia Banking System, Inc.	6,430	124,292
Community Bank Systems, Inc. (a)	9,952	205,210
Community Trust Bancorp, Inc.	5,698	149,629
Compucredit Corp. * (a)	5,981	35,886
Consolidated Tomoka Land Company (a)	1,657	69,693
Corporate Office Properties Trust, REIT	12,334	423,426
Corus Bankshares, Inc. (a)	13,522	56,252
Cousins Properties, Inc., REIT (a)	14,938	345,068
Credit Acceptance Corp. *	2,008	51,324
CVB Financial Corp. (a)	22,319	210,691
Danvers Bancorp, Inc. *	7,294	80,234
Darwin Professional Underwriters, Inc. *	2,853	87,872
DCT Industrial Trust, Inc., REIT	54,896	454,539
Delphi Financial Group, Inc.	13,330	308,456
Diamond Hill Investment Group, Inc. *	832	69,472
DiamondRock Hospitality Company, REIT	30,099	327,778
Dime Community Bancorp, Inc.	8,257	136,323
Donegal Group, Inc.	4,969	78,858
Duff & Phelps Corp. *	3,762	62,299
DuPont Fabros Technology, Inc., REIT (a)	3,876	72,249
East West Bancorp, Inc.	21,013	148,352
EastGroup Properties, Inc., REIT	8,041	344,959
Education Realty Trust, Inc., REIT	10,542	122,814
eHealth, Inc. *	8,403	148,397
Employers Holdings, Inc.	16,303	337,472
Encore Capital Group, Inc. *	5,201	45,925
Enstar Group, Ltd. * (a)	1,697	148,488
Enterprise Financial Services Corp. (a)	3,118	58,774
Entertainment Properties Trust, REIT	9,613	475,267
Equity Lifestyle Properties, Inc., REIT	6,662	293,128
Equity One, Inc., REIT	10,082	207,185
ESSA Bancorp, Inc.	7,706	96,479
Evercore Partners, Inc. (a)	4,024	38,228
Extra Space Storage, Inc., REIT	25,453	390,958

The accompanying notes are an integral part of the financial statements.

62

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
EZCORP, Inc., Class A *	12,540	$159,885
F.N.B. Corp. (a)	28,380	334,316
FBL Financial Group, Inc., Class A	4,474	88,943
FBR Capital Markets Corp. *	10,216	51,386
FCStone Group, Inc. *	10,928	305,219
Federal Agricultural Mortgage Corp., Class C	3,351	83,038
FelCor Lodging Trust, Inc., REIT	20,420	214,410
Financial Federal Corp.	8,236	180,863
First BanCorp (PR)	23,404	148,381
First Bancorp (a)	6,118	77,332
First Busey Corp.	9,177	121,320
First Commonwealth Financial Corp. (a)	24,753	230,945
First Community Bancshares, Inc. (a)	3,655	103,071
First Financial BanCorp (a)	13,671	125,773
First Financial Bankshares, Inc. (a)	7,149	327,496
First Financial Corp. (a)	4,204	128,684
First Financial Holdings, Inc.	4,792	82,327
First Financial Northwest, Inc.	9,436	93,699
First Industrial Realty Trust, Inc., REIT (a)	13,830	379,910
First Merchants Corp.	6,720	121,968
First Mercury Financial Corp. *	5,175	91,287
First Midwest BanCorp, Inc. (a)	16,138	300,974
First Niagara Financial Group, Inc.	35,266	453,521
First Place Financial Corp.	7,263	68,272
First Potomac Realty Trust, REIT	8,515	129,769
First South Bancorp, Inc. (a)	2,648	34,106
FirstFed Financial Corp. * (a)	5,548	44,606
FirstMerit Corp.	26,433	431,122
Flagstar Bancorp, Inc. (a)	16,224	48,834
Flagstone Reinsurance Holdings, Ltd.	9,722	114,622
Flushing Financial Corp.	7,559	143,243
Forestar Real Estate Group, Inc. *	11,565	220,313
FPIC Insurance Group, Inc. *	3,074	139,314
Franklin Street Properties Corp., REIT	18,988	240,008
Fremont General Corp. * (a)	21,135	2,536
Friedman, Billings, Ramsey Group, Inc.	49,351	74,027
Frontier Financial Corp. (a)	16,170	137,768
GAMCO Investors, Inc.	2,537	125,886
Getty Realty Corp., REIT	5,910	85,163
GFI Group, Inc.	84,791	763,967
Glacier Bancorp, Inc. (a)	18,048	288,588
Gladstone Capital Corp. (a)	7,661	116,754
Gladstone Investment Corp.	9,641	61,992
Glimcher Realty Trust, REIT (a)	12,806	143,171
Gramercy Capital Corp., REIT (a)	13,011	150,797
Greene County Bancshares, Inc. (a)	5,026	70,465
Greenhill & Company, Inc. (a)	5,568	299,892
Greenlight Capital Re, Ltd. * (a)	10,030	229,286
Grubb & Ellis Company	11,734	45,176
Guaranty Bancorp *	21,910	78,876
Guaranty Financial Group, Inc. *	12,427	66,733
Hancock Holding Company (a)	8,594	337,658
Hanmi Financial Corp.	15,181	79,093
Harleysville Group, Inc.	4,543	153,690
Harleysville National Corp. (a)	11,652	130,036
Harris & Harris Group, Inc. *	9,289	55,734

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Hatteras Financial Corp., REIT	3,832	$88,098
Healthcare Realty Trust, Inc., REIT	16,150	383,886
Heartland Financial USA, Inc. (a)	3,884	70,650
Hercules Technology Growth Capital, Inc.	11,518	102,856
Hersha Hospitality Trust, REIT	14,743	111,310
Highwoods Properties, Inc., REIT	18,164	570,713
Hilb, Rogal and Hamilton Company	11,694	508,221
Hilltop Holdings, Inc. *	15,303	157,774
Home Bancshares, Inc. (a)	4,924	110,692
Home Properties, Inc., REIT (a)	9,977	479,495
Horace Mann Educators Corp.	13,455	188,639
IBERIABANK Corp.	4,417	196,424
Independent Bank Corp.	6,134	146,235
Infinity Property & Casualty Corp.	5,402	224,291
Inland Real Estate Corp., REIT (a)	18,517	267,015
Integra Bank Corp.	8,742	68,450
Interactive Brokers Group, Inc. *	12,989	417,337
International Assets Holding Corp. *	1,676	50,381
International Bancshares Corp.	16,776	358,503
Investors Bancorp, Inc. * (a)	14,995	195,835
Investors Real Estate Trust, SBI, REIT (a)	19,853	189,398
IPC Holdings, Ltd.	17,009	451,589
Jer Investors Trust, Inc., REIT (a)	8,789	55,371
Kansas City Life Insurance Company	1,789	74,691
Kayne Anderson Energy Development Fund * (a)	3,984	91,433
KBW, Inc. * (a)	8,530	175,547
Kearny Financial Corp.	7,206	79,266
Kite Realty Group Trust, REIT	7,386	92,325
Knight Capital Group, Inc. *	30,116	541,486
Kohlberg Capital Corp.	6,228	62,280
LaBranche & Company, Inc. *	17,197	121,755
Ladenburg Thalmann Financial Services, Inc. * (a)	29,680	44,817
Lakeland Bancorp, Inc. (a)	8,173	99,547
Lakeland Financial Corp. (a)	5,234	99,865
LandAmerica Financial Group, Inc. (a)	5,162	114,545
LaSalle Hotel Properties, REIT	12,750	320,408
Lexington Corporate Property Trust, REIT (a)	15,975	217,739
Life Partners Holdings, Inc.	2,573	51,409
LTC Properties, Inc., REIT	7,496	191,598
Maguire Properties, Inc., REIT (a)	12,660	154,072
MainSource Financial Group, Inc.	7,046	109,213
MarketAxess Holdings, Inc. * (a)	11,059	83,606
Max Re Capital, Ltd.	18,006	384,068
MB Financial, Inc. (a)	11,752	264,067
MCG Capital Corp. (a)	24,637	98,055
Meadowbrook Insurance Group, Inc.	14,111	74,788
Medallion Financial Corp.	6,497	61,202
Medical Properties Trust, Inc., REIT (a)	20,891	211,417
MFA Mortgage Investments, Inc., REIT	48,050	313,286
Mid-America Apartment Communities, Inc., REIT	8,375	427,460
Midwest Banc Holdings, Inc. (a)	9,704	47,258
Mission West Properties, Inc., REIT	6,137	67,262
Montpelier Re Holdings, Ltd. (a)	29,628	437,013
MVC Capital, Inc. (a)	8,377	114,681
Nara Bancorp, Inc.	8,682	93,158

The accompanying notes are an integral part of the financial statements.

63

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
NASB Financial, Inc. (a)	1,266	$22,509
National Financial Partners Corp. (a)	12,658	250,882
National Health Investments, Inc., REIT	7,321	208,722
National Penn Bancshares, Inc. (a)	26,967	358,122
National Retail Properties, Inc., REIT (a)	22,838	477,314
National Western Life Insurance Company, Class A	564	123,234
Navigators Group, Inc. *	4,422	239,009
NBT Bancorp, Inc.	10,788	222,341
Nelnet, Inc., Class A (a)	6,127	68,806
NewAlliance Bancshares, Inc. (a)	35,041	437,312
Newcastle Investment Corp., REIT	17,594	123,334
NewStar Financial, Inc. * (a)	8,948	52,883
NGP Capital Resources Company (a)	7,954	122,571
Northfield Bancorp, Inc. * (a)	7,481	80,421
NorthStar Realty Finance Corp., REIT (a)	17,788	147,996
Northwest Bancorp, Inc. (a)	6,047	131,946
OceanFirst Financial Corp.	4,164	75,160
Ocwen Financial Corp. *	12,133	56,418
Odyssey Re Holdings Corp. (a)	7,677	272,534
Old National Bancorp (a)	21,707	309,542
Old Second Bancorp, Inc. (a)	5,768	67,024
Omega Healthcare Investors, REIT	22,188	369,430
optionsXpress Holdings, Inc.	13,700	306,058
Oriental Financial Group, Inc.	8,151	116,233
Oritani Financial Corp. *	4,788	76,608
Pacific Capital Bancorp (a)	15,434	212,681
PacWest Bancorp (a)	8,376	124,635
Park National Corp. (a)	3,789	204,227
Parkway Properties, Inc., REIT	5,145	173,541
Patriot Capital Funding, Inc. (a)	9,234	57,713
PennantPark Investment Corp. (a)	8,508	61,343
Pennsylvania Real Estate Investment Trust, REIT	11,368	263,056
Penson Worldwide, Inc. *	5,760	68,832
Peoples Bancorp, Inc.	4,590	87,118
Phoenix Companies, Inc.	36,814	280,155
Pinnacle Financial Partners, Inc. * (a)	7,688	154,452
Piper Jaffray Companies, Inc. *	6,098	178,854
Platinum Underwriters Holdings, Ltd.	15,353	500,661
PMA Capital Corp., Class A *	11,619	107,011
PMI Group, Inc.	28,040	54,678
Portfolio Recovery Associates, Inc. * (a)	4,948	185,550
Post Properties, Inc., REIT	13,925	414,269
PremierWest Bancorp	9,079	53,021
Presidential Life Corp.	7,781	119,983
PrivateBancorp, Inc. (a)	6,446	195,829
ProAssurance Corp. *	10,353	498,083
ProCentury Corp.	5,608	88,831
Prospect Capital Corp. (a)	8,858	116,748
Prosperity Bancshares, Inc.	12,895	344,683
Provident Bankshares Corp.	11,987	76,477
Provident Financial Services, Inc.	19,426	272,158
Provident New York Bancorp (a)	14,499	160,359
PS Business Parks, Inc., REIT	4,934	254,594
Quanta Capital Holdings, Ltd. *	26,627	70,295
Radian Group, Inc.	28,348	41,105

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
RAIT Financial Trust, REIT (a)	20,329	$150,841
Ramco-Gershenson Properties Trust, REIT	5,493	112,826
Realty Income Corp., REIT (a)	31,994	728,183
Redwood Trust, Inc., REIT (a)	10,657	242,873
Renasant Corp. (a)	7,528	110,887
Republic Bancorp, Inc., Class A	3,503	86,174
Resource Capital Corp., REIT (a)	7,739	55,798
Riskmetrics Group, Inc. * (a)	6,972	136,930
RLI Corp.	6,122	302,855
S & T Bancorp, Inc.	8,041	233,671
S.Y. Bancorp, Inc. (a)	5,558	118,719
Safety Insurance Group, Inc.	5,436	193,793
Sanders Morris Harris Group, Inc. (a)	8,522	57,779
Sandy Spring Bancorp, Inc. (a)	6,823	113,125
Saul Centers, Inc., REIT (a)	3,270	153,657
SCBT Financial Corp.	2,738	78,197
SeaBright Insurance Holdings, Inc. *	7,787	112,756
Seacoast Banking Corp. of Florida (a)	6,861	53,241
Selective Insurance Group, Inc.	17,405	326,518
Senior Housing Properties Trust, REIT	29,914	584,220
Signature Bank *	10,025	258,244
Simmons First National Corp., Class A	5,098	142,591
Southside Bancshares, Inc.	5,168	95,298
Southwest Bancorp, Inc.	6,535	75,153
Sovran Self Storage, Inc., REIT	7,056	293,247
State Auto Financial Corp.	5,055	120,966
Sterling Bancorp	7,333	87,629
Sterling Bancshares, Inc.	24,438	222,141
Sterling Financial Corp.	17,503	72,462
Stewart Information Services Corp.	5,922	114,531
Stifel Financial Corp. * (a)	11,357	390,567
Strategic Hotel Cap, Inc., REIT	24,004	224,917
Stratus Properties, Inc. * (a)	1,466	25,494
Suffolk Bancorp (a)	3,997	117,432
Sun Bancorp, Inc. of New Jersey *	7,159	72,664
Sun Communities, Inc., REIT	6,404	116,745
Sunstone Hotel Investors, Inc., REIT	18,711	310,603
Susquehanna Bancshares, Inc. (a)	27,931	382,375
SVB Financial Group *	9,732	468,207
SWS Group, Inc.	7,965	132,299
Tanger Factory Outlet Centers, Inc., REIT (a)	10,114	363,396
Texas Capital Bancshares, Inc. *	8,426	134,816
The First Marblehead Corp.	22,403	57,576
The South Financial Group, Inc.	26,080	102,234
Thomas Properties Group, Inc.	8,802	86,612
Thomas Weisel Partners Group, Inc. * (a)	8,037	43,962
Tompkins Trustco, Inc.	2,249	83,663
Tower Group, Inc.	6,796	144,007
Tradestation Group, Inc. *	10,772	109,336
Trico Bancshares (a)	6,325	69,259
TrustCo Bank Corp., NY (a)	26,503	196,652
Trustmark Corp.	16,332	288,260
U.S. Global Investors, Inc.	4,505	75,459
UCBH Holdings, Inc. (a)	36,361	81,812
UMB Financial Corp.	10,117	518,699
Umpqua Holdings Corp. (a)	19,945	241,933

The accompanying notes are an integral part of the financial statements.

64

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Union Bankshares Corp. (a)	4,104	$61,109
United America Indemnity, Ltd. *	7,086	94,740
United Bankshares, Inc.	12,611	289,422
United Community Banks, Inc. (a)	13,431	114,566
United Community Financial Corp. (a)	10,771	40,391
United Financial Bancorp, Inc.	7,668	85,652
United Fire & Casualty Company	7,567	203,779
United Security Bancshares (a)	2,660	38,676
Universal American Financial Corp. *	12,772	130,530
Universal Health Realty Income Trust, REIT	4,239	127,170
Univest Corp. of Pennsylvania (a)	3,961	78,665
Urstadt Biddle Properties, Inc., REIT	7,764	113,820
U-Store-It Trust, REIT	16,327	195,108
Validus Holdings, Ltd.	20,314	431,673
Washington Real Estate Investment Trust, REIT (a)	15,672	470,944
Washington Trust Bancorp, Inc.	3,338	65,759
WesBanco, Inc.	9,065	155,465
West Coast Bancorp	6,675	57,872
WestAmerica Bancorp (a)	9,535	501,446
Western Alliance Bancorp * (a)	6,527	50,650
Westfield Financial, Inc.	12,741	115,306
Wilshire Bancorp, Inc.	7,733	66,272
Winthrop Realty Trust, REIT (a)	20,013	72,047
Wintrust Financial Corp.	8,201	195,594
World Acceptance Corp. * (a)	5,284	177,912
WSFS Financial Corp.	2,517	112,258
Zenith National Insurance Corp.	11,853	416,751
		60,708,964

Industrial - 15.97%
A. M. Castle & Company	5,326	152,377
A.O. Smith Corp.	6,284	206,304
Aaon, Inc.	6,909	133,067
AAR Corp. *	12,373	167,407
Actuant Corp., Class A	35,715	1,119,665
Acuity Brands, Inc.	15,489	744,711
Advanced Battery Technologies, Inc. *	14,764	85,188
Advanced Energy Industries, Inc. *	10,716	146,809
Aerovironment, Inc. *	3,524	95,782
Aircastle, Ltd.	14,538	122,265
Alamo Group, Inc.	2,521	51,907
Albany International Corp., Class A	9,603	278,487
Altra Holdings, Inc. *	8,864	149,004
AMERCO, Inc. * (a)	3,020	143,994
American Commercial Lines, Inc. * (a)	11,652	127,356
American Ecology Corp.	5,395	159,314
American Railcar Industries, Inc. (a)	3,088	51,817
American Science & Engineering, Inc. (a)	2,956	152,323
American Superconductor Corp. * (a)	13,481	483,294
Ameron International Corp.	2,933	351,901
Ampco-Pittsburgh Corp.	2,736	121,697
Analogic Corp.	4,307	271,642
Apogee Enterprises, Inc.	9,295	150,207
Applied Industrial Technologies, Inc.	13,500	326,295
Argon ST, Inc. *	4,374	108,475
Arkansas Best Corp. (a)	7,179	263,039

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Industrial (continued)
Arlington Tankers, Ltd. (a)	4,535	$105,303
Astec Industries, Inc. *	5,793	186,187
Atlas Air Worldwide Holdings, Inc. *	4,226	209,018
Axsys Technologies, Inc. *	2,839	147,742
AZZ, Inc. *	3,954	157,765
Badger Meter, Inc. (a)	4,711	238,047
Baldor Electric Company (a)	14,663	512,912
Barnes Group, Inc.	15,170	350,275
Beacon Power Corp. *	30,919	64,311
Bel Fuse, Inc., Class B	4,210	104,029
Belden, Inc.	13,867	469,814
Benchmark Electronics, Inc. *	21,107	344,888
Blout International, Inc. *	12,601	146,298
Briggs & Stratton Corp. (a)	15,857	201,067
Bristow Group, Inc. * (a)	6,274	310,500
CAI International, Inc. *	2,647	46,058
Calgon Carbon Corp. * (a)	13,200	204,072
Capstone Turbine Corp. *	47,093	197,320
Cascade Corp.	2,927	123,871
Casella Waste Systems, Inc., Class A *	8,046	98,081
Celadon Group, Inc. *	7,954	79,460
Ceradyne, Inc. *	8,388	287,708
Chart Industries, Inc. *	9,086	441,943
Checkpoint Systems, Inc. *	12,659	264,320
China Architectural Engineering, Inc. *	6,196	60,535
China BAK Battery, Inc. *	10,799	50,863
China Fire & Security Group, Inc. *	4,704	37,867
China Security & Surveillance Technology, Inc. *	8,524	114,904
Circor International, Inc.	5,368	262,978
Clarcor, Inc.	16,088	564,689
Clean Harbors, Inc. *	6,311	448,460
Cognex Corp.	13,421	309,354
Coherent, Inc. *	7,661	228,987
Colfax Corp. *	6,998	175,580
Columbus McKinnon Corp. *	6,167	148,501
Comfort Systems USA, Inc.	13,114	176,252
CTS Corp.	11,278	113,344
Cubic Corp.	5,086	113,316
Curtiss-Wright Corp.	14,186	634,682
Cymer, Inc. * (a)	9,652	259,446
Daktronics, Inc. (a)	10,615	214,105
Darling International, Inc. *	26,032	430,049
Dionex Corp. *	5,862	389,061
Double Hull Tankers, Inc.	12,816	128,544
Drew Industries, Inc. * (a)	6,456	102,973
Ducommun, Inc. *	3,603	82,725
DXP Enterprises, Inc. *	1,279	53,258
Dycom Industries, Inc. *	12,934	187,802
Dynamex, Inc. *	3,460	92,763
Dynamic Materials Corp.	4,052	133,513
Eagle Bulk Shipping, Inc. (a)	14,754	436,276
Eagle Test Systems, Inc. *	5,124	57,389
Electro Scientific Industries, Inc. *	9,114	129,145
EMCOR Group, Inc. *	43,313	1,235,720
Encore Wire Corp. (a)	5,907	125,169
Energy Conversion Devices, Inc. *	12,959	954,301

The accompanying notes are an integral part of the financial statements.

65

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Industrial (continued)
EnergySolutions, Inc.	10,581	$236,485
Enersys *	8,749	299,478
ENGlobal Corp. * (a)	9,066	129,100
EnPro Industries, Inc. *	6,467	241,478
ESCO Technologies, Inc. * (a)	8,248	386,996
Esterline Technologies Corp. *	9,276	456,936
Excel Technology, Inc. *	4,055	90,508
FARO Technologies, Inc. *	5,417	136,346
Federal Signal Corp.	15,463	185,556
FEI Company *	11,828	269,442
Flanders Corp. *	7,225	43,711
Flow International Corp. *	12,659	98,740
Forward Air Corp.	9,245	319,877
Franklin Electric, Inc. (a)	7,392	286,662
Freightcar America, Inc. (a)	3,833	136,071
Fuel Tech, Inc. * (a)	5,805	102,284
Fushi Copperweld, Inc. *	4,695	111,412
Gehl Company *	3,919	57,962
Genco Shipping & Trading, Ltd. (a)	6,990	455,748
GenCorp, Inc. *	19,199	137,465
General Maritime Corp. (a)	8,335	216,543
Genesee & Wyoming, Inc., Class A *	9,678	329,246
GenTek, Inc. *	3,178	85,456
Gerber Scientific, Inc. *	8,527	97,037
Golar LNG, Ltd. (a)	11,302	175,068
Gorman-Rupp Company (a)	5,811	231,510
GrafTech International, Ltd. *	32,994	885,229
Graham Corp.	2,020	149,702
Granite Construction, Inc.	10,525	331,853
Graphic Packaging Holding Company *	49,203	99,390
Greatbatch, Inc. *	7,396	127,951
Greenbrier Company, Inc. (a)	5,334	108,280
Griffon Corp. * (a)	9,325	81,687
GulfMark Offshore, Inc. *	6,544	380,730
Haynes International, Inc. * (a)	3,825	220,129
Heartland Express, Inc. (a)	17,757	264,757
HEICO Corp. (a)	7,131	232,043
Herley Industries, Inc. *	4,975	66,068
Hexcel Corp. *	30,627	591,101
Horizon Lines, Inc. (a)	9,961	99,112
Hub Group, Inc., Class A *	11,805	402,905
Hurco Companies, Inc. * (a)	2,168	66,970
II-VI, Inc. *	7,825	273,249
Insituform Technologies, Inc., Class A * (a)	9,146	139,294
Insteel Industries, Inc. (a)	5,871	107,498
Integrated Electrical Services, Inc. *	2,817	48,452
Interline Brands, Inc. *	10,473	166,835
Intermec, Inc. * (a)	19,682	414,897
International Shipholding Corp. *	2,416	56,631
Intevac, Inc. *	7,360	83,021
iRobot Corp. * (a)	6,275	86,218
Kadant, Inc. *	4,752	107,395
Kaman Corp., Class A	8,186	186,313
Kaydon Corp. (a)	8,782	451,483
Kemet Corp. * (a)	27,917	90,451
Key Technology, Inc. *	2,264	72,018

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Industrial (continued)
Knight Transportation, Inc. (a)	18,065	$330,589
Knightsbridge Tankers, Ltd. (a)	5,468	176,124
Koppers Holdings, Inc.	6,706	280,780
K-Tron International, Inc. *	893	115,733
L.B. Foster Company *	3,634	120,649
L-1 Identity Solutions, Inc. * (a)	20,945	278,987
LaBarge, Inc. *	4,777	62,101
Ladish Company, Inc. *	4,824	99,326
Lancaster Colony Corp.	6,571	198,970
Layne Christensen Company *	6,178	270,535
Lindsay Corp. (a)	3,809	323,651
Littelfuse, Inc. *	6,936	218,831
LMI Aerospace, Inc. *	3,091	54,309
LSB Industries, Inc. * (a)	5,730	113,454
LSI Industries, Inc.	6,949	56,426
Lydall, Inc. *	5,972	74,949
Marten Transport, Ltd. *	5,210	83,204
Matthews International Corp., Class A	9,974	451,423
Measurement Specialties, Inc. *	5,074	89,252
Medis Technologies, Ltd. * (a)	10,369	34,944
Metalico, Inc. *	7,833	137,234
Methode Electronics, Inc.	12,381	129,381
Michael Baker Corp. *	2,658	58,157
Middleby Corp. *	5,466	240,012
Mine Safety Appliances Company (a)	9,825	392,902
Moog, Inc., Class A *	10,799	402,155
Mueller Industries, Inc.	11,839	381,216
Mueller Water Products, Inc. (a)	37,462	302,318
Multi-Fineline Electronix, Inc. *	2,839	78,555
Myers Indiana, Inc.	9,450	77,017
NACCO Industries, Inc., Class A	1,907	141,785
NCI Building Systems, Inc. * (a)	6,330	232,501
NN, Inc.	6,113	85,215
Nordic American Tanker Shipping, Ltd. (a)	10,788	418,790
Nordson Corp.	10,770	785,025
Northwest Pipe Company *	3,058	170,636
NVE Corp. *	1,647	52,144
Old Dominion Freight Lines, Inc. *	8,816	264,656
Orbital Sciences Corp., Class A *	18,608	438,404
Orion Marine Group, Inc. *	7,321	103,446
OSI Systems, Inc. *	5,273	112,948
OYO Geospace Corp. *	1,380	81,337
Pacer International, Inc.	11,115	239,084
Park Electrochemical Corp.	6,516	158,404
Park-Ohio Holdings Corp. *	3,215	47,453
Peerless Manufacturing Company *	2,320	108,738
Perini Corp. *	8,669	286,510
PHI, Inc. *	4,558	183,095
Photon Dynamics, Inc. *	6,535	98,548
Plexus Corp. *	13,530	374,510
Polypore International, Inc. *	5,190	131,463
Powell Industries, Inc. *	2,473	124,664
Power-One, Inc. * (a)	26,900	50,841
PowerSecure International, Inc. *	6,639	48,199
Presstek, Inc. *	10,464	51,901
Quanex Building Products Corp.	11,753	174,650

The accompanying notes are an integral part of the financial statements.

66

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Industrial (continued)
Raser Technologies, Inc. * (a)	14,935	$145,467
Raven Industries, Inc. (a)	5,213	170,882
RBC Bearings, Inc. *	7,034	234,373
Reddy Ice Holdings, Inc.	6,270	85,774
Regal-Beloit Corp.	10,165	429,471
Rentech, Inc. *	55,014	104,527
Robbins & Myers, Inc.	17,917	893,521
Rofin-Sinar Technologies, Inc. *	19,027	574,615
Rogers Corp. *	5,791	217,684
Saia, Inc. *	5,302	57,898
Sanmina-SCI Corp. *	171,564	219,602
Sauer-Danfoss, Inc.	3,590	111,828
Ship Finance International, Ltd. (a)	13,088	386,489
Silgan Holdings, Inc.	8,071	409,523
Simpson Manufacturing Company, Inc. (a)	11,927	283,147
Smith & Wesson Holding Corp. * (a)	12,607	65,682
Sonic Solutions * (a)	8,554	50,982
Standex International Corp.	4,521	93,766
Stanley, Inc. *	2,876	96,404
Sterling Construction Company, Inc. *	3,987	79,182
Stoneridge, Inc. *	4,925	84,020
Sun Hydraulics, Inc. (a)	5,637	181,906
TAL International Group, Inc. (a)	4,599	104,581
Taser International, Inc. * (a)	20,367	101,631
TBS International, Ltd. *	3,291	131,475
Technitrol, Inc.	13,122	222,943
Tecumseh Products Company, Class A *	5,345	175,209
Teekay Tankers, Ltd. (a)	4,578	106,255
Teledyne Technologies, Inc. *	11,283	550,498
Tennant Company	5,378	161,716
Texas Industries, Inc. (a)	7,435	417,327
Textainer Group Holdings, Ltd.	2,931	57,242
Thermadyne Holdings Corp. *	4,835	71,510
TransDigm Group, Inc. *	10,519	353,333
Tredegar Industries, Inc.	7,910	116,277
Trex Company, Inc. * (a)	5,637	66,122
TriMas Corp. *	5,520	33,065
Triumph Group, Inc. (a)	5,222	245,956
TTM Technologies, Inc. *	13,651	180,330
TurboChef Technologies, Inc. * (a)	8,466	40,467
Twin Disc, Inc.	5,891	123,299
U.S. Concrete, Inc. *	13,938	66,345
Ultralife Batteries, Inc. *	4,537	48,501
Ultrapetrol Bahamas, Ltd. *	8,097	102,103
Universal Display Corp. * (a)	9,685	119,319
Universal Forest Products, Inc.	5,461	163,612
Universal Truckload Services, Inc. *	1,979	43,578
Valence Technology, Inc. *	17,314	76,701
Varian, Inc. *	9,382	479,045
Vicor Corp.	6,926	69,121
VSE Corp. *	2,864	78,760
W.H. Brady Company, Class A	16,037	553,758
Wabtec Corp.	15,196	738,830
Waste Connections, Inc. *	20,926	668,167
Waste Services, Inc. * (a)	9,062	63,796
Watts Water Technologies, Inc., Class A (a)	9,180	228,582

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Industrial (continued)
Werner Enterprises, Inc. (a)	13,436	$249,641
Woodward Governor Company	37,536	1,338,534
Worthington Industries, Inc. (a)	20,407	418,343
YRC Worldwide, Inc. *	18,308	272,240
Zygo Corp. *	6,099	59,953
		56,289,685

Technology - 9.38%
3D Systems Corp. * (a)	6,323	60,068
3PAR, Inc. *	9,207	72,183
ACI Worldwide, Inc. *	11,080	194,897
Actel Corp. *	8,423	141,928
Actuate Corp. *	20,597	80,534
Acxiom Corp.	19,673	226,043
Advanced Analogic Technologies, Inc. *	15,539	64,176
Advent Software, Inc. *	5,424	195,698
Agilysys, Inc. (a)	7,788	88,316
Allscripts Healthcare Solution, Inc. * (a)	18,425	228,654
American Reprographics Company *	11,786	196,237
American Software, Inc., Class A	9,005	50,788
Amkor Technology, Inc. *	34,755	361,800
Anadigics, Inc. *	20,000	197,000
Ansoft Corp. *	4,657	169,515
Asyst Technologies, Inc. *	18,054	64,453
ATMI, Inc. *	10,293	287,381
AuthenTec, Inc. *	8,465	88,205
Avid Technology, Inc. * (a)	9,842	167,216
Axcelis Technologies, Inc. *	33,622	164,075
Blackbaud, Inc.	14,402	308,203
Blackboard, Inc. *	9,934	379,777
Bookham, Inc *	35,986	60,816
Bottomline Technologies, Inc. *	7,851	76,390
Brooks Automation, Inc. *	20,733	171,462
Cabot Microelectronics Corp. *	7,382	244,713
CACI International, Inc., Class A *	9,541	436,692
Cavium Networks, Inc. * (a)	9,709	203,889
Ceva, Inc. *	7,565	60,293
CIBER, Inc. *	17,581	109,178
Cirrus Logic, Inc. *	21,170	117,705
Cogent, Inc. * (a)	13,138	149,379
Cogo Group, Inc. *	8,425	76,752
Cohu, Inc.	7,825	114,871
Commvault Systems, Inc. *	13,795	229,549
Compellent Technologies, Inc. *	4,898	55,543
Computer Programs & Systems, Inc.	3,835	66,461
COMSYS IT Partners, Inc. *	5,375	49,020
Concur Technologies, Inc. *	13,782	457,976
Cray, Inc. *	12,181	56,520
CSG Systems International, Inc. *	11,625	128,107
Data Domain, Inc. *	10,635	248,115
Deltek, Inc. *	4,422	33,519
DemandTec, Inc. *	7,124	53,501
Digi International, Inc. *	9,170	71,984
Digimarc Corp. *	7,378	104,472
Diodes, Inc. *	13,847	382,731
DivX, Inc. * (a)	9,080	66,647
Double-Take Software, Inc. *	5,804	79,747

The accompanying notes are an integral part of the financial statements.

67

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology (continued)
DSP Group, Inc. *	8,482	$59,374
Ebix, Inc. *	743	57,746
Echelon Corp. * (a)	9,757	106,351
Eclipsys Corp. *	17,486	321,043
Electronics for Imaging, Inc. *	17,132	250,127
Emcore Corp. *	23,730	148,550
Emulex Corp. *	26,900	313,385
Entegris, Inc. *	36,729	240,575
Epicor Software Corp. *	19,237	132,928
EPIQ Systems, Inc. *	11,607	164,819
Exar Corp. *	12,819	96,655
Fair Isaac Corp.	15,508	322,101
Falconstor Software, Inc. * (a)	12,907	91,382
FormFactor, Inc. *	15,672	288,835
Furmanite Corp. *	12,545	100,109
Hittite Microwave Corp. *	6,256	222,839
Hutchinson Technology, Inc. *	7,945	106,781
Igate Corp. *	7,697	62,577
IKON Office Solutions, Inc.	25,739	290,336
Imation Corp.	9,503	217,809
Immersion Corp. * (a)	10,245	69,768
infoGROUP, Inc.	11,630	51,056
Innerworkings, Inc. * (a)	10,684	127,781
Integral Systems, Inc.	2,909	112,578
Interactive Intelligence, Inc. *	4,946	57,571
Intervoice Brite, Inc. *	13,593	77,480
IPG Photonics Corp. * (a)	6,241	117,393
Isilon Systems, Inc. *	10,511	46,669
IXYS Corp. *	8,097	96,678
Jack Henry & Associates, Inc.	23,865	516,439
JDA Software Group, Inc. *	8,341	150,972
Kulicke & Soffa Industries, Inc. * (a)	17,636	128,566
Lattice Semiconductor Corp. *	39,087	122,342
Lawson Software, Inc. *	40,422	293,868
Limelight Networks, Inc. *	10,202	38,972
LTX Corp. *	22,739	50,026
Magma Design Automation, Inc. *	14,119	85,702
Manhattan Associates, Inc. *	7,967	189,057
ManTech International Corp. *	6,546	314,993
Mattson Technology, Inc. *	17,115	81,467
Maxwell Technologies, Inc. *	6,540	69,455
MedAssets, Inc. *	5,077	86,563
Mentor Graphics Corp. *	29,128	460,222
Mercury Computer Systems, Inc. *	7,968	59,999
Micrel, Inc.	15,909	145,567
MICROS Systems, Inc. *	52,068	1,587,553
Microsemi Corp. *	25,051	630,784
MicroStrategy, Inc., Class A *	2,901	187,840
Microtune, Inc. *	19,235	66,553
MIPS Technologies, Inc., Class A * (a)	15,669	58,759
MKS Instruments, Inc. *	15,889	347,969
Monolithic Power Systems, Inc. *	8,404	181,694
Monotype Imaging Holdings, Inc. *	5,249	63,933
MSC Software Corp. *	14,867	163,240
MTS Systems Corp.	5,662	203,153
NCI, Inc. *	2,694	61,639

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology (continued)
Ness Technologies, Inc. *	12,973	$131,287
Netezza Corp. *	12,795	146,887
NETGEAR, Inc. *	11,386	157,810
Netlogic Microsystems, Inc. * (a)	5,434	180,409
Netscout Systems, Inc. *	9,750	104,130
Omnicell, Inc. *	10,722	141,316
Omniture, Inc. * (a)	19,954	370,546
OmniVision Technologies, Inc. * (a)	16,204	195,906
Opnet Technologies, Inc. *	5,756	51,804
Palm, Inc. * (a)	65,022	350,469
Parametric Technology Corp. *	36,698	611,756
Pegasystems, Inc.	5,114	68,834
Pericom Semiconductor Corp. *	7,314	108,540
Perot Systems Corp., Class A *	27,477	412,430
Phase Forward, Inc. *	13,912	249,999
Phoenix Technology, Ltd. *	9,561	105,171
Photronics, Inc. *	13,783	97,032
PLX Technology, Inc. * (a)	9,880	75,384
PMC-Sierra, Inc. * (a)	69,896	534,704
Power Integrations, Inc. *	9,773	308,925
Progress Software Corp. *	13,265	339,186
PROS Holdings, Inc. *	4,383	49,221
Quality Systems, Inc. (a)	5,655	165,578
Quantum Corp. *	58,991	79,638
Quest Software, Inc. *	23,000	340,630
Rackable Systems, Inc. *	9,695	129,913
Radiant Systems, Inc. *	9,289	99,671
RadiSys Corp. * (a)	8,062	73,042
Rimage Corp. *	4,045	50,118
Riverbed Technology, Inc. *	17,958	246,384
Rubicon Technology, Inc. * (a)	4,379	88,981
Rudolph Technologies, Inc. *	10,569	81,381
Schawk, Inc., Class A	5,504	65,993
Seachange International, Inc. *	11,051	79,125
Semitool, Inc. * (a)	8,451	63,467
Semtech Corp. *	19,538	274,900
SI International, Inc. *	4,514	94,523
Sigma Designs, Inc. * (a)	8,605	119,523
Silicon Image, Inc. *	23,831	172,775
Silicon Storage Technology, Inc. *	29,270	81,078
SiRF Technology Holdings, Inc. * (a)	19,756	85,346
Skyworks Solutions, Inc. *	51,943	512,677
Smart Modular Technologies (WWH), Inc. *	14,820	56,761
Smith Micro Software, Inc. * (a)	10,246	58,402
Solera Holdings, Inc. *	16,592	458,935
Spansion, Inc. * (a)	42,487	95,596
SPSS, Inc. *	5,760	209,491
SRA International, Inc., Class A *	13,461	302,334
Standard Microsystems Corp. *	7,155	194,258
STEC, Inc. *	9,867	101,334
Stratasys, Inc. * (a)	13,445	248,195
Super Micro Computer, Inc. *	8,148	60,132
Supertex, Inc. * (a)	3,804	88,785
Sybase, Inc. *	25,061	737,295
Sykes Enterprises, Inc. *	10,604	199,991
Synaptics, Inc. * (a)	7,251	273,580

The accompanying notes are an integral part of the financial statements.

68

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology (continued)
Synchronoss Technologies, Inc. * (a)	7,179	$64,826
SYNNEX Corp. * (a)	5,430	136,239
Syntel, Inc.	4,160	140,275
Take-Two Interactive Software, Inc. *	24,470	625,698
Taleo Corp. *	7,417	145,299
Techwell, Inc. *	5,546	68,327
Tessera Technologies, Inc. *	15,483	253,457
THQ, Inc. *	21,260	430,728
Trident Microsystems, Inc. *	20,710	75,591
Triquint Semiconductor, Inc. *	45,954	278,481
Tyler Technologies, Inc. *	12,386	168,078
Ultimate Software Group, Inc. *	7,937	282,795
Ultra Clean Holdings, Inc. *	7,478	59,525
Ultratech, Inc. *	7,786	120,839
Unica Corp. *	5,541	44,550
Veeco Instruments, Inc. * (a)	10,429	167,698
VeriFone Holdings, Inc. *	21,765	260,092
Volterra Semiconductor Corp. *	8,348	144,086
Wind River Systems, Inc. *	23,204	252,692
Zoran Corp. *	16,567	193,834
		33,086,490

Utilities - 3.58%
Allete, Inc.	8,412	353,304
American States Water Company	5,813	203,106
Aquila, Inc. *	122,985	463,654
Avista Corp.	17,206	369,241
Black Hills Corp.	12,152	389,593
California Water Service Group (a)	6,430	210,711
Central Vermont Public Service Corp.	4,117	79,746
CH Energy Group, Inc.	5,288	188,094
Chesapeake Utilities Corp.	3,854	99,125
Cleco Corp.	19,197	447,866
Consolidated Water Company, Ltd. (a)	5,272	104,386
El Paso Electric Company *	14,611	289,298
Empire District Electric Company (a)	11,300	209,502
EnergySouth, Inc. (a)	2,710	132,953
EnerNOC, Inc. * (a)	3,312	59,450
IDACORP, Inc. (a)	14,334	414,109
ITC Holdings Corp.	15,879	811,576
MGE Energy, Inc. (a)	7,488	244,259
New Jersey Resources Corp.	20,142	657,636
Nicor, Inc. (a)	14,060	598,815
Northwest Natural Gas Company	8,512	393,765
NorthWestern Corp.	12,615	320,673
Ormat Technologies, Inc. (a)	5,749	282,736
Otter Tail Corp. (a)	9,768	379,291
PICO Holdings, Inc. * (a)	5,304	230,459
Piedmont Natural Gas, Inc. (a)	23,350	610,836
Pike Electric Corp. *	5,666	94,112
PNM Resources, Inc.	24,478	292,757
Portland General Electric Company	19,820	446,346
SJW Corp. (a)	4,537	119,777
South Jersey Industries, Inc.	9,733	363,625
Southwest Gas Corp.	13,361	397,223
Southwest Water Company (a)	10,907	109,288
Synthesis Energy Systems, Inc. *	7,075	63,675

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Utilities (continued)
The Laclede Group, Inc.	7,065	$285,214
UIL Holding Corp. (a)	8,253	242,721
Unisource Energy Corp.	11,045	342,505
US Geothermal, Inc. *	22,678	66,673
Westar Energy, Inc.	32,574	700,667
WGL Holdings, Inc.	15,484	537,914
		12,606,681
TOTAL COMMON STOCKS (Cost $365,170,838)		$346,027,375

PREFERRED STOCKS - 0.04%

Consumer, Non-cyclical - 0.04%
Inverness Medical Innovations, Inc., Series B, 3.00% *	508	120,396
TOTAL PREFERRED STOCKS (Cost $120,673)		$120,396

SHORT TERM INVESTMENTS - 31.29%
John Hancock Cash Investment Trust, 2.5657% (c)(f)	$84,253,549	$84,253,549
Lloyds Bank PLC 2.49% due 07/01/2008	15,000,000	15,000,000
Societe Generale North America, Inc. 2.50% due 07/01/2008	11,078,000	11,078,000
TOTAL SHORT TERM INVESTMENTS (Cost $110,331,549)		$110,331,549
Total Investments (Small Cap Index Trust) (Cost $475,623,060) - 129.47%		$456,479,320
Liabilities in Excess of Other Assets - (29.47)%		(103,895,240)
TOTAL NET ASSETS - 100.00%		$352,584,080

Total Bond Market Trust A
	Shares or Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 19.70%

Government - 19.70%
5.00% due 05/15/2037	$2,624,000	$2,819,981
5.375% due 02/15/2031	880,000	977,763
7.875% due 02/15/2021	300,000	399,984
9.25% due 02/15/2016	2,150,000	2,926,352
3.375% due 09/15/2009	5,050,000	5,115,099
3.50% due 05/31/2013	8,320,000	8,381,751
3.875% due 05/15/2010 to 05/15/2018	10,393,000	10,417,607
4.625% due 07/31/2009	160,000	163,775
4.75% due 05/15/2014	800,000	857,625
5.25% due 11/15/2028	2,400,000	2,601,562
		34,661,499
TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,263,441)		$34,661,499

U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.48%

Government - 4.75%
3.875% due 01/15/2010 to 06/14/2013	2,725,000	2,712,335
6.00% due 10/01/2036	3,679,765	3,725,618

The accompanying notes are an integral part of the financial statements.

69

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Government (continued)
3.25% due 04/09/2013	$2,000,000	$1,923,792
		8,361,745

Mortgage Securities - 43.73%
4.25% due 07/15/2009	3,300,000	3,348,262
5.883% due 02/01/2037 (b)	2,550,692	2,604,545
6.00% due 06/15/2011	3,250,000	3,462,948
6.018% due 08/01/2037 (b)	2,420,165	2,472,312
6.25% due 07/15/2032	570,000	651,488
4.375% due 10/15/2015	2,850,000	2,828,406
4.50% due 04/01/2021	1,795,038	1,745,254
4.613% due 01/01/2035 (b)	3,158,687	3,190,043
5.00% due 06/01/2018 to 07/01/2036	9,409,140	9,116,270
5.50% due 08/01/2017 to 04/01/2037	26,984,701	26,769,350
5.51% due 04/01/2036 (b)	964,783	982,084
5.693% due 04/01/2037	3,355,741	3,431,698
6.00% due 08/01/2034 to 03/01/2037	9,031,473	9,141,530
6.125% due 03/15/2012	1,275,000	1,371,223
6.375% due 06/15/2009	2,200,000	2,273,125
6.50% due 07/01/2036	1,014,900	1,046,457
6.625% due 11/15/2030	425,000	504,436
7.125% due 06/15/2010	1,750,000	1,878,618
7.25% due 05/15/2030	100,000	126,649
		76,944,698
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $84,016,752)		$85,306,443

FOREIGN GOVERNMENT OBLIGATIONS - 0.84%

Brazil - 0.26%
Federative Republic of Brazil 6.00% due 01/17/2017	440,000	448,580
Canada - 0.20%
Government of Canada
5.25% due 11/05/2008	150,000	151,325
5.75% due 02/15/2009	200,000	203,219
		354,544
Italy - 0.29%
Republic of Italy 4.50% due 01/21/2015	500,000	502,921

Mexico - 0.09%
Government of Mexico 9.875% due 02/01/2010	150,000	163,575
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,458,712)		$1,469,620

CORPORATE BONDS - 22.25%

Basic Materials - 0.50%
ArcelorMittal 5.375% due 06/01/2013 (i)	320,000	315,098
E.I. Du Pont de Nemours & Company 6.50% due 01/15/2028	200,000	209,054
Rio Tinto Finance USA, Ltd. 6.50% due 07/15/2018	350,000	351,062
		875,214

Total Bond Market Trust A (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)

Communications - 3.01%
AT&T, Inc.
5.50% due 02/01/2018	$500,000	$484,504
6.30% due 01/15/2038	205,000	193,675
BellSouth Corp. 4.20% due 09/15/2009	200,000	200,408
British Telecommunications PLC
5.95% due 01/15/2018	170,000	162,522
8.875% due 12/15/2030	250,000	300,521
Cisco Systems, Inc. 5.25% due 02/22/2011	350,000	360,356
Cox Communications, Inc. 4.625% due 01/15/2010	200,000	198,896
Deutsche Telekom International Finance BV 8.75 due 06/15/2030	250,000	286,844
News America, Inc. 6.65% due 11/15/2037	170,000	165,994
SBC Communications, Inc. 5.625% due 06/15/2016	400,000	396,128
Sprint Capital Corp. 6.875% due 11/15/2028	400,000	333,000
Time Warner Companies, Inc. 7.25% due 10/15/2017	400,000	407,282
Verizon Communications, Inc.
5.25% due 04/15/2013	250,000	248,562
7.375% due 09/01/2012	450,000	485,528
Viacom, Inc. 6.875% due 04/30/2036	275,000	258,249
Vivendi 5.75% due 04/04/2013	305,000	301,409
Walt Disney Company, MTN 5.625% due 09/15/2016	500,000	508,062
		5,291,940

Consumer, Cyclical - 0.96%
DaimlerChrysler North America Holding 7.20% due 09/01/2009	200,000	205,712
Federated Department Stores, Inc. 6.625% due 04/01/2011	300,000	295,981
Target Corp. 7.50% due 08/15/2010	700,000	749,502
Wal-Mart Stores, Inc. 7.55% due 02/15/2030	250,000	281,509
Yum! Brands, Inc. 6.25% due 03/15/2018	170,000	165,766
		1,698,470

Consumer, Non-cyclical - 2.11%
Anheuser Busch Company, Inc. 9.00% due 12/01/2009	300,000	314,632
Archer-Daniels-Midland Company 7.00% due 02/01/2031	300,000	323,200
AstraZeneca PLC 5.90% due 09/15/2017	390,000	399,750
Covidien International Finance SA 6.00% due 10/15/2017	500,000	506,047
Johnson & Johnson 5.85% due 07/15/2038	310,000	315,278
Kraft Foods, Inc. 5.25% due 10/01/2013	500,000	486,511

The accompanying notes are an integral part of the financial statements.

70

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Kroger Company 6.40% due 08/15/2017	$200,000	$203,991
Safeway, Inc. 6.35% due 08/15/2017	520,000	535,168
Science Applications International Corp. 5.50% due 07/01/2033	300,000	253,426
Tesco PLC 6.15% due 11/15/2037 (i)	235,000	217,821
WellPoint, Inc. 6.375% due 06/15/2037	170,000	153,405
		3,709,229

Energy - 2.19%
Cameron International Corp. 7.00% due 07/15/2038	340,000	339,545
Devon Financing Corp., ULC 6.875% due 09/30/2011	400,000	424,544
Kinder Morgan Energy Partners LP 5.85% due 09/15/2012	415,000	418,487
Pemex Project Funding Master Trust 7.375% due 12/15/2014	300,000	328,009
Petro-Canada 6.05% due 05/15/2018	500,000	492,744
Talisman Energy, Inc. 6.25% due 02/01/2038	200,000	183,843
Texas Eastern Transmission LP 6.00% due 09/15/2017 (i)	190,000	188,841
TransCanada PipeLines, Ltd.
4.00% due 06/15/2013	520,000	489,034
5.85% due 03/15/2036	200,000	177,255
Weatherford International, Ltd. 5.50% due 02/15/2016	430,000	416,026
XTO Energy, Inc. 5.50% due 06/15/2018	415,000	396,317
		3,854,645

Financial - 8.20%
Allstate Corp. 7.20% due 12/01/2009	400,000	416,350
AMB Property LP, MTN 6.30% due 06/01/2013	300,000	298,124
American Express Bank FSB, BKNT 6.00% due 09/13/2017	525,000	506,552
American Express Company 4.875% due 07/15/2013	500,000	481,464
Bank of America Corp.
5.42% due 03/15/2017	499,000	456,404
7.80% due 02/15/2010	300,000	313,112
Bank One Corp. 7.875% due 08/01/2010	550,000	582,177
Capital One Financial Corp., MTN 5.70% due 09/15/2011	250,000	237,786
CIT Group, Inc. 6.00% due 04/01/2036	400,000	276,841
Citigroup, Inc. 5.875% due 02/22/2033	360,000	297,806
Duke Realty LP 5.95% due 02/15/2017	225,000	207,805
General Electric Capital Corp. 6.125% due 02/22/2011	750,000	783,616

Total Bond Market Trust A (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)

Financial (continued)
Hartford Financial Services Group, Inc. 5.95% due 10/15/2036	$230,000	$205,034
Household Finance Corp. 6.375% due 11/27/2012	350,000	358,890
HSBC Finance Corp. 8.00% due 07/15/2010	700,000	731,991
International Lease Finance Corp., MTN 5.45% due 03/24/2011	400,000	375,898
John Deere Capital Corp. 5.10% due 01/15/2013	500,000	505,171
Keycorp, MTN 6.50% due 05/14/2013	500,000	446,429
KFW International Finance, Inc. 3.25% due 03/30/2009	150,000	149,278
Lehman Brothers Holdings, Inc., MTN
5.25% due 02/06/2012	420,000	397,460
5.75% due 04/25/2011	200,000	195,635
6.875% due 05/02/2018	160,000	154,897
Marsh & McLennan Companies, Inc. 4.85% due 02/15/2013	200,000	191,297
Merrill Lynch & Company, Inc. 6.875% due 11/15/2018	400,000	381,879
Merrill Lynch & Company, Inc., MTN 6.875% due 04/25/2018	262,000	249,352
Morgan Stanley 6.75% due 04/15/2011	900,000	923,215
Morgan Stanley, MTN
5.95% due 12/28/2017	425,000	385,817
6.625% due 04/01/2018	180,000	170,554
PartnerRe Finance A LLC 6.875% due 06/01/2018	500,000	494,561
ProLogis 5.625% due 11/15/2016	180,000	166,707
ProLogis, REIT 5.50% due 04/01/2012	600,000	585,929
Realty Income Corp. 5.95% due 09/15/2016	135,000	121,496
Royal Bank of Scotland Group PLC 5.00% due 11/12/2013	300,000	298,340
Simon Property Group LP 5.875% due 03/01/2017	245,000	235,267
Unilever Capital Corp. 7.125% due 11/01/2010	400,000	426,847
US Bank NA, BKNT 6.375% due 08/01/2011	400,000	417,796
Vornado Realty LP 5.60% due 02/15/2011	500,000	479,764
Wells Fargo Bank NA 6.45% due 02/01/2011	500,000	522,498
		14,430,039

Industrial - 2.11%
Canadian National Railway Company 6.375% due 10/15/2011	150,000	155,994
Caterpillar, Inc. 7.25% due 09/15/2009	200,000	208,135
CRH America, Inc. 6.00% due 09/30/2016	540,000	500,803

The accompanying notes are an integral part of the financial statements.

71

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)

Industrial (continued)
CSX Corp. 6.25% due 04/01/2015	$625,000	$627,123
General Electric Company 5.00% due 02/01/2013	800,000	805,758
Honeywell International, Inc. 7.50% due 03/01/2010	200,000	212,808
Northrop Grumman Corp. 7.75% due 03/01/2016	350,000	399,267
Tyco Electronics Group SA
6.00% due 10/01/2012	205,000	206,992
6.55% due 10/01/2017	600,000	605,381
		3,722,261

Technology - 0.62%
Dell, Inc. 4.70% due 04/15/2013 (i)	450,000	437,951
International Business Machines Corp. 4.25% due 09/15/2009	200,000	201,821
Oracle Corp. 5.75% due 04/15/2018	450,000	449,615
		1,089,387

Utilities - 2.55%
Appalachian Power Company 7.00% due 04/01/2038	180,000	178,130
Constellation Energy Group 7.60% due 04/01/2032	365,000	365,614
Dominion Resources, Inc. 5.00% due 03/15/2013	240,000	236,179
Duke Energy Corp. 5.625% due 11/30/2012	400,000	411,576
E.ON International Finance BV 5.80% due 04/30/2018 (i)	1,180,000	1,157,588
Exelon Corp. 6.75% due 05/01/2011	395,000	405,795
FirstEnergy Corp. 7.375% due 11/15/2031	450,000	489,329
Indiana Michigan Power Company 6.05% due 03/15/2037	250,000	218,454
Israel Electric Corp., Ltd. 7.25% due 01/15/2019 (i)	520,000	530,796
NiSource Finance Corp. 6.80% due 01/15/2019	500,000	490,325
		4,483,786
TOTAL CORPORATE BONDS (Cost $40,186,673)		$39,154,971

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.02%
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class AM 5.421% due 09/10/2045 (b)	200,000	182,934
Banc of America Commercial Mortgage, Inc., Series 2006-3, Class A4 5.889% due 07/10/2044	1,300,000	1,273,801
Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class AM 5.6234% due 03/11/2039 (b)	200,000	184,783

Total Bond Market Trust A (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1 5.9153% due 03/15/2049 (b)	$465,001	$468,245
Citigroup/Deutsche Bank Commercial Mortgage, Series 2006-CD2, Class AM 5.5916% due 01/15/2046 (b)	200,000	183,711
GS Mortgage Securities Corp. II, Series 2006-GG6, Class AM 5.622% due 04/10/2038 (b)	200,000	185,719
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4 5.3445% due 12/15/2044 (b)	860,000	828,348
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3B 5.447% due 05/15/2045 (b)	205,000	195,046
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2 7.95% due 05/15/2025 (b)	968,789	1,006,901
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4 5.69% due 02/12/2051	460,000	433,011
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A2 5.506% due 03/15/2045 (b)	31,640	31,647
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1 5.405% due 07/15/2045 (b)	345,131	345,695
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,523,917)		$5,319,841

ASSET BACKED SECURITIES - 1.42%
American Express Issuance Trust, Series 2008-1, Class A 3.4213% due 12/15/2010 (b)	500,000	502,032
Bank of America Credit Card Trust, Series 2008-A3, Class A3 3.2213% due 08/15/2011 (b)	685,000	686,885
CNH Equipment Trust, Series 2008-B, Class A2B 3.4713% due 04/15/2011 (b)	680,000	680,072
Credit-Based Asset Servicing and Securitization, Series 2006-CB2, Class AF2 5.501% due 12/25/2036 (b)	238,632	231,623
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A1 5.773% due 06/12/2046 (b)	275,630	277,800
Renaissance Home Equity Loan Trust, Series 2006-1, Class AF2 5.533% due 05/25/2036 (b)	25,095	24,977
Renaissance Home Equity Loan Trust, Series 2006-1, Class AF3 5.608% due 05/25/2036 (b)	100,000	97,690
TOTAL ASSET BACKED SECURITIES (Cost $2,505,033)		$2,501,079

The accompanying notes are an integral part of the financial statements.

72

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
Shares or Principal Amount	Value
REPURCHASE AGREEMENTS - 3.57%
Repurchase Agreement with State Street Corp. dated 06/30/2008 at 1.80% to be repurchased at $6,272,314 on 07/01/2008, collateralized by $6,350,000 Federal Home Loan Mortgage Corp., 3.50% due 05/05/2011 (valued at $6,397,625, including interest)
$6,272,000	$6,272,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,272,000)	$6,272,000
Total Investments (Total Bond Market Trust A) (Cost $174,226,528) - 99.28%	$174,685,453
Other Assets in Excess of Liabilities - 0.72%	1,268,431
TOTAL NET ASSETS - 100.00%	$175,953,884

Total Bond Market Trust B
	Shares or Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 19.96%

Government - 19.96%
5.00% due 05/15/2037	$1,387,000	$1,490,592
5.375% due 02/15/2031	820,000	911,097
5.50% due 08/15/2028	270,000	301,324
6.125% due 11/15/2027 to 08/15/2029	970,000	1,164,624
6.25% due 05/15/2030	300,000	369,258
6.625% due 02/15/2027	295,000	369,764
6.75% due 08/15/2026	775,000	981,041
7.50% due 11/15/2016	2,200,000	2,748,110
7.875% due 02/15/2021	900,000	1,199,953
8.75% due 08/15/2020	1,400,000	1,972,797
8.875% due 08/15/2017	1,550,000	2,110,664
9.25% due 02/15/2016	3,550,000	4,831,884
11.25% due 02/15/2015	2,010,000	2,908,689
11.75% due 11/15/2014	465,000	521,672
12.00% due 08/15/2013	1,000,000	1,011,172
13.25% due 05/15/2014	1,200,000	1,309,594
3.25% due 12/31/2009	2,500,000	2,529,883
3.875% due 05/15/2010 to 05/15/2018	1,978,000	1,966,515
4.75% due 05/15/2014	1,230,000	1,318,598
5.00% due 02/15/2011 to 08/15/2011	2,485,000	2,632,206
		32,649,437
TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,252,163)		$32,649,437

U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.61%

Government - 2.51%
3.875% due 01/15/2010 to 06/14/2013	2,650,000	2,638,932
3.25% due 04/09/2013	1,000,000	961,896
6.75% due 11/01/2025	260,000	304,715
8.60% due 09/26/2019	150,000	197,054
		4,102,597
Mortgage Securities - 46.10%
4.00% due 05/01/2009	57,002	56,914
4.25% due 07/15/2009	2,650,000	2,688,756

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

Mortgage Securities (continued)
4.50% due 05/01/2024 to 10/01/2033	$539,027	$507,270
5.00% due 10/01/2009 to 04/01/2024	435,319	424,562
5.50% due 02/01/2023	248,175	246,964
5.75% due 01/15/2012	1,200,000	1,273,633
5.883% due 02/01/2037 (b)	2,550,691	2,604,544
6.00% due 01/01/2009 to 06/01/2022	1,080,072	1,146,990
6.018% due 08/01/2037 (b)	2,417,785	2,469,881
6.25% due 07/15/2032	450,000	514,333
6.50% due 11/01/2015 to 06/01/2021	152,233	158,208
7.00% due 02/01/2016 to 04/01/2032	193,528	204,641
7.50% due 02/01/2016 to 03/01/2032	61,198	65,029
8.00% due 02/01/2030	9,258	9,896
8.50% due 10/01/2031	13,479	14,547
4.00% due 11/01/2010 to 08/01/2020	1,374,656	1,311,102
4.50% due 12/01/2020 to 06/01/2034	4,411,437	4,262,827
4.613% due 01/01/2035 (b)	3,254,405	3,286,711
5.00% due 07/01/2020 to 12/01/2034	10,737,696	10,454,469
5.50% due 01/01/2009 to 09/01/2036	15,277,177	15,138,725
5.51% due 04/01/2036 (b)	868,304	883,875
5.693% due 04/01/2037	5,193,409	5,310,962
6.00% due 10/01/2013 to 05/01/2035	5,966,819	6,055,881
6.125% due 03/15/2012	2,300,000	2,473,579
6.25% due 05/15/2029	415,000	469,151
6.375% due 06/15/2009	2,800,000	2,893,068
6.50% due 02/01/2015 to 02/01/2036	2,700,181	2,791,591
6.625% due 09/15/2009 to 11/15/2030	2,130,000	2,276,878
7.00% due 12/01/2012 to 10/01/2032	456,398	477,117
7.125% due 01/15/2030	209,000	260,567
7.25% due 05/15/2030	450,000	569,921
7.50% due 10/01/2015 to 08/01/2031	109,220	116,358
8.00% due 08/01/2030 to 09/01/2031	48,271	51,470
8.50% due 09/01/2030	6,696	7,212
4.50% due 05/15/2019 to 08/15/2033	162,214	153,513
5.00% due 05/15/2018 to 06/15/2034	797,328	777,330
5.50% due 11/15/2032 to 11/15/2034	1,346,741	1,346,604
6.00% due 04/15/2017 to 07/15/2034	844,924	863,472
6.50% due 01/15/2016 to 01/15/2033	466,966	486,700
7.00% due 08/15/2029 to 05/15/2032	207,173	219,111
7.50% due 08/15/2029 to 01/15/2031	50,706	54,013
8.00% due 04/15/2031	10,138	10,961
8.50% due 09/15/2030	6,780	7,436
9.00% due 01/15/2031	4,008	4,404
		75,401,176
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $77,930,172)		$79,503,773
FOREIGN GOVERNMENT OBLIGATIONS - 1.80%

Brazil - 0.26%
Federative Republic of Brazil 6.00% due 01/17/2017	410,000	417,995

Canada - 0.52%
Government of Canada 5.25% due 11/05/2008	125,000	126,104
Province of Manitoba Canada 9.625% due 12/01/2018	300,000	423,030
Province of Quebec Canada 7.50% due 07/15/2023	100,000	124,107

The accompanying notes are an integral part of the financial statements.

73

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)

Canada (continued)
Province of Quebec Canada 7.125% due 02/09/2024	$150,000	$180,534
		853,775

Italy - 0.34%
Republic of Italy 6.875% due 09/27/2023	460,000	553,739

Malaysia - 0.03%
Government of Malaysia 8.75% due 06/01/2009	50,000	52,138

Mexico - 0.65%
Government of Mexico 9.875% due 02/01/2010	970,000	1,057,785
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,852,084)		$2,935,432

CORPORATE BONDS - 22.51%

Basic Materials - 0.52%
Alcan Aluminum, Ltd. 6.125% due 12/15/2033	200,000	179,984
E.I. Du Pont de Nemours & Company 6.50% due 01/15/2028	150,000	156,790
Eastman Chemical Company 7.60% due 02/01/2027	50,000	52,027
MeadWestvaco Corp.
6.85% due 04/01/2012	100,000	99,943
7.10% due 11/15/2009	35,000	35,731
Rio Tinto Finance USA, Ltd. 6.50% due 07/15/2018	320,000	320,971
		845,446
Communications - 4.16%
Ameritech Capital Funding 6.875% due 10/15/2027	60,000	59,968
AT&T Wireless Services, Inc. 7.875% due 03/01/2011	300,000	319,397
AT&T, Inc.
5.50% due 02/01/2018	500,000	484,504
6.30% due 01/15/2038	210,000	198,399
BellSouth Corp. 6.875% due 10/15/2031	200,000	199,787
British Telecommunications PLC
5.95% due 01/15/2018	175,000	167,302
8.625% due 12/15/2010	200,000	214,750
8.875% due 12/15/2030	130,000	156,271
Clear Channel Communications, Inc. 7.65% due 09/15/2010	400,000	410,300
Comcast Cable Communications 8.875% due 05/01/2017	75,000	86,007
Deutsche Telekom International Finance BV 8.75 due 06/15/2030	546,000	626,468
France Telecom SA 8.50% due 03/01/2031	100,000	121,044
GTE Corp. 6.94% due 04/15/2028	100,000	99,000
News America Holdings 7.70% due 10/30/2025	100,000	108,602

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)

Communications (continued)
News America Holdings (continued) 8.00% due 10/17/2016	$250,000	$277,816
News America, Inc. 6.65% due 11/15/2037	175,000	170,876
Sprint Capital Corp.
6.875% due 11/15/2028	150,000	124,875
7.625% due 01/30/2011	300,000	294,750
Tele-Communications-TCI Group 7.125% due 02/15/2028	70,000	70,694
Telefonica Europe BV 8.25% due 09/15/2030	100,000	114,796
Time Warner Companies, Inc. 7.25% due 10/15/2017	350,000	356,372
Time Warner Entertainment Company LP 8.375% due 07/15/2033	200,000	216,451
Time Warner, Inc. 7.625% due 04/15/2031	75,000	76,143
Verizon Communications, Inc. 5.25% due 04/15/2013	250,000	248,562
Verizon Global Funding Corp.
4.375% due 06/01/2013	370,000	355,880
7.25% due 12/01/2010	230,000	244,180
Viacom, Inc.
6.875% due 04/30/2036	145,000	136,168
7.875% due 07/30/2030	50,000	48,448
Vivendi 5.75% due 04/04/2013	305,000	301,409
Vodafone Group PLC 7.75% due 02/15/2010	500,000	522,483
		6,811,702

Consumer, Cyclical - 0.85%
DaimlerChrysler North America Holding 7.20% due 09/01/2009	650,000	668,564
Federated Department Stores, Inc. 6.625% due 04/01/2011	200,000	197,321
Target Corp.
6.75% due 01/01/2028	25,000	24,906
7.50% due 08/15/2010	100,000	107,071
Wal-Mart Stores, Inc.
6.75% due 10/15/2023	100,000	106,198
7.55% due 02/15/2030	110,000	123,864
Yum! Brands, Inc. 6.25% due 03/15/2018	170,000	165,766
		1,393,690

Consumer, Non-cyclical - 3.14%
Anheuser Busch Company, Inc. 9.00% due 12/01/2009	470,000	492,924
Archer-Daniels-Midland Company 7.00% due 02/01/2031	385,000	414,774
Coca-Cola Enterprises, Inc. 8.50% due 02/01/2022	100,000	122,775
ConAgra Foods, Inc.
5.819% due 06/15/2017	62,000	62,122
7.875% due 09/15/2010	167,000	176,533
9.75% due 03/01/2021	13,000	16,764
Covidien International Finance SA 6.00% due 10/15/2017	530,000	536,409

The accompanying notes are an integral part of the financial statements.

74

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Eli Lilly & Company 7.125% due 06/01/2025	$80,000	$90,100
General Mills, Inc. 6.00% due 02/15/2012	250,000	257,068
Johnson & Johnson 5.85% due 07/15/2038	290,000	294,938
Kellogg Company, Series B 7.45% due 04/01/2031	100,000	112,606
Kraft Foods, Inc. 5.25% due 10/01/2013	325,000	316,232
Kroger Company 6.40% due 08/15/2017	210,000	214,191
Pepsi Bottling Group, Inc., Series B 7.00% due 03/01/2029	100,000	110,479
Procter & Gamble Company 6.45% due 01/15/2026	100,000	106,285
Safeway, Inc.
5.80% due 08/15/2012	150,000	153,377
6.35% due 08/15/2017	535,000	550,605
Sara Lee Corp. 6.25% due 09/15/2011	100,000	102,381
Schering Plough Corp. 5.55% due 12/01/2013	250,000	251,656
Tesco PLC 6.15% due 11/15/2037 (i)	245,000	227,090
The Kroger Company 8.05% due 02/01/2010	150,000	156,976
WellPoint, Inc. 6.375% due 06/15/2037	175,000	157,917
Wyeth 5.50% due 03/15/2013	200,000	204,127
		5,128,329
Energy - 1.98%
Anadarko Finance Company, Series B 6.75% due 05/01/2011	200,000	207,893
Cameron International Corp. 7.00% due 07/15/2038	320,000	319,572
ConocoPhillips 6.65% due 07/15/2018	50,000	54,791
Devon Financing Corp., ULC 6.875% due 09/30/2011	400,000	424,544
Norsk Hydro ASA 7.25% due 09/23/2027	75,000	84,373
Occidental Petroleum Corp. 6.75% due 01/15/2012	265,000	284,618
Pemex Project Funding Master Trust 7.375% due 12/15/2014	260,000	284,275
Petro-Canada 6.05% due 05/15/2018	500,000	492,744
Talisman Energy, Inc. 6.25% due 02/01/2038	610,000	560,722
Tosco Corp. 8.125% due 02/15/2030	110,000	135,319
XTO Energy, Inc. 5.50% due 06/15/2018	415,000	396,317
		3,245,168

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)

Financial - 7.04%
Allstate Corp. 7.20% due 12/01/2009	$170,000	$176,949
American Express Bank FSB, BKNT 6.00% due 09/13/2017	350,000	337,701
American Express Company 4.875% due 07/15/2013	150,000	144,439
AXA SA 8.60% due 12/15/2030	120,000	129,248
Bank of America Corp. 5.42% due 03/15/2017	300,000	274,391
Bank One Corp. 7.875% due 08/01/2010	300,000	317,551
CIT Group, Inc. 6.00% due 04/01/2036	175,000	121,118
Citigroup, Inc.
5.875% due 02/22/2033	220,000	181,993
6.625% due 01/15/2028	100,000	94,361
Credit Suisse First Boston USA, Inc. 6.50% due 01/15/2012	400,000	415,102
FleetBoston Financial Corp.
6.70% due 07/15/2028	75,000	77,076
7.375% due 12/01/2009	100,000	103,964
General Electric Capital Corp. 6.125% due 02/22/2011	1,150,000	1,201,545
Goldman Sachs Group, Inc.
6.345% due 02/15/2034	160,000	135,637
7.35% due 10/01/2009	500,000	513,495
Hartford Financial Services Group, Inc. 6.10% due 10/01/2041	50,000	43,872
HSBC Finance Corp.
5.875% due 02/01/2009	280,000	281,945
8.00% due 07/15/2010	350,000	365,995
HSBC Holdings PLC 7.50% due 07/15/2009	150,000	153,377
John Deere Capital Corp.
5.10% due 01/15/2013	170,000	171,758
6.00% due 02/15/2009	60,000	60,703
Keycorp, MTN 6.50% due 05/14/2013	500,000	446,430
KFW International Finance, Inc. 3.25% due 03/30/2009	500,000	497,594
Lehman Brothers Holdings, Inc., MTN
5.25% due 02/06/2012	135,000	127,755
6.875% due 05/02/2018	165,000	159,737
Marsh & McLennan Companies, Inc. 4.85% due 02/15/2013	240,000	229,556
MBNA Corp. 5.00% due 06/15/2015	250,000	241,174
Merrill Lynch & Company, Inc.
5.45% due 07/15/2014	170,000	159,398
6.875% due 11/15/2018	120,000	114,564
Merrill Lynch & Company, Inc., MTN 6.875% due 04/25/2018	260,000	247,449
Morgan Stanley 6.75% due 04/15/2011	250,000	256,449
Morgan Stanley, MTN
5.95% due 12/28/2017	255,000	231,490
6.625% due 04/01/2018	185,000	175,292

The accompanying notes are an integral part of the financial statements.

75

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)

Financial (continued)
Nationsbank Corp. 7.75% due 08/15/2015	$400,000	$430,596
ProLogis 5.625% due 11/15/2016	185,000	171,337
ProLogis, REIT 5.50% due 04/01/2012	600,000	585,929
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	298,340
6.40% due 04/01/2009	150,000	151,982
Simon Property Group LP 5.875% due 03/01/2017	255,000	244,870
SMBC International Finance NV 8.50% due 06/15/2009	100,000	103,908
Torchmark Corp. 8.25% due 08/15/2009	100,000	104,399
Toyota Motor Credit Corp. 5.50% due 12/15/2008	60,000	60,274
Travelers Property Casualty Corp. 7.75% due 04/15/2026	50,000	52,985
Unilever Capital Corp. 7.125% due 11/01/2010	200,000	213,424
US Bank NA, BKNT 6.375% due 08/01/2011	325,000	339,459
Wells Fargo Bank NA 6.45% due 02/01/2011	550,000	574,747
		11,521,358

Industrial - 1.36%
Boeing Company 8.75% due 09/15/2031	90,000	119,248
Canadian National Railway Company 6.375% due 10/15/2011	300,000	311,988
Caterpillar, Inc. 5.30% due 09/15/2035	62,000	55,449
CSX Corp. 6.25% due 04/01/2015	620,000	622,106
Honeywell International, Inc. 7.50% due 03/01/2010	75,000	79,803
Northrop Grumman Corp. 7.75% due 03/01/2016	75,000	85,557
Tyco Electronics Group SA 6.55% due 10/01/2017	600,000	605,381
Union Pacific Corp. 6.625% due 02/01/2029	85,000	86,169
United Technologies Corp.
6.10% due 05/15/2012	180,000	190,453
8.875% due 11/15/2019	50,000	64,110
		2,220,264

Technology - 0.61%
Dell, Inc. 4.70% due 04/15/2013 (i)	450,000	437,950
International Business Machines Corp. 7.00% due 10/30/2025	100,000	107,305
Oracle Corp. 5.75% due 04/15/2018	445,000	444,620
		989,875

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)

Utilities - 2.85%
Alabama Power Company 5.70% due 02/15/2033	$80,000	$76,305
Alabama Power Company, Series Q 5.50% due 10/15/2017	100,000	100,728
CalEnergy Company, Inc. 8.48% due 09/15/2028	60,000	69,999
Cincinnati Gas & Electric Company 5.70% due 09/15/2012	300,000	304,822
Constellation Energy Group, Inc. 7.00% due 04/01/2012	240,000	248,838
Dominion Resources, Inc. 5.00% due 03/15/2013	250,000	246,020
Duke Energy Corp. 5.625% due 11/30/2012	400,000	411,576
E.ON International Finance BV 5.80% due 04/30/2018 (i)	275,000	269,777
FirstEnergy Corp. 7.375% due 11/15/2031	246,000	267,500
Hydro Quebec, Series HY 8.40% due 01/15/2022	100,000	133,343
Indiana Michigan Power Company 6.05% due 03/15/2037	187,000	163,403
Israel Electric Corp., Ltd. 7.25% due 01/15/2019 (i)	505,000	515,485
Niagara Mohawk Power Corp., Series G 7.75% due 10/01/2008	200,000	201,693
NiSource Finance Corp. 6.80% due 01/15/2019	500,000	490,325
Oncor Electric Delivery Company 6.375% due 05/01/2012	400,000	405,211
Progress Energy, Inc. 7.10% due 03/01/2011	235,000	247,276
Sempra Energy 6.00% due 02/01/2013	400,000	410,642
United Utilities PLC 6.875% due 08/15/2028	100,000	99,365
		4,662,308
TOTAL CORPORATE BONDS (Cost $37,301,141)		$36,818,140

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.27%
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 4.715% due 02/11/2041	500,000	481,182
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A2 7.631% due 07/15/2032	300,000	312,873
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1 5.9153% due 03/15/2049 (b)	465,001	468,245
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4 5.3445% due 12/15/2044 (b)	835,000	804,268
LB Commercial Conduit Mortgage Trust, Series 1999-C2, Class A2 7.325% due 10/15/2032	385,532	392,437
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4 5.69% due 02/12/2051	440,000	414,184

The accompanying notes are an integral part of the financial statements.

76

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM 5.8415% due 05/12/2039 (b)	$800,000	$747,571
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A2 4.493% due 02/11/2036	450,000	427,983
Salomon Brothers Mortgage Securities VII, Series 2000-C1, Class A2 7.52% due 12/18/2009 (b)	285,300	293,142
Salomon Brothers Mortgage Securities VII, Series 2000-C3, Class A2 6.592% due 12/18/2033	499,472	511,469
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5 5.215% due 01/15/2041 (b)	500,000	488,463
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,589,395)		$5,341,817

ASSET BACKED SECURITIES - 2.29%
American Express Issuance Trust, Series 2008-1, Class A 3.4213% due 12/15/2010 (b)	515,000	517,092
Bank of America Credit Card Trust, Series 2008-A3, Class A3 3.2213% due 08/15/2011 (b)	665,000	666,830
CNH Equipment Trust, Series 2008-B, Class A2B 3.4713% due 04/15/2011 (b)	680,000	680,072
Detroit Edison Securitization Funding, LLC, Series 2001-1, Class A6 6.62% due 03/01/2016	250,000	267,447
GE Capital Commercial Mortgage Corp., Series 2001-2, Class A4 6.29% due 08/11/2033 (b)	550,000	562,211
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A4 4.404% due 01/12/2039 (b)	400,000	373,200
Massachusetts RRB Special Purpose Trust, Series 1999-1, Class A5 7.03% due 03/15/2012	119,738	123,596
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A1 5.773% due 06/12/2046 (b)	551,260	555,600
TOTAL ASSET BACKED SECURITIES (Cost $3,817,148)		$3,746,048

SUPRANATIONAL OBLIGATIONS - 0.33%

Government - 0.33%
African Development Bank 6.875% due 10/15/2015	35,000	39,261
Asian Development Bank 5.593% due 07/16/2018	250,000	266,089

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value
SUPRANATIONAL OBLIGATIONS (continued)

Government (continued)
Inter-American Development Bank 8.50% due 03/15/2011	$200,000	$224,571
		529,921
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $516,784)		$529,921
Total Investments (Total Bond Market Trust B) (Cost $160,258,887) - 98.77%		$161,524,568
Other Assets in Excess of Liabilities - 1.23%		2,018,600
TOTAL NET ASSETS - 100.00%		$163,543,168

Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.49%

Basic Materials - 4.64%
A. Schulman, Inc.	885	$20,382
AbitibiBowater, Inc. * (a)	1,576	14,704
Aceto Corp.	1,602	12,239
Air Products & Chemicals, Inc.	5,585	552,133
Airgas, Inc.	2,087	121,860
AK Steel Holding Corp.	2,908	200,652
Albemarle Corp.	2,435	97,181
Alcoa, Inc.	21,971	782,607
Allegheny Technologies, Inc.	2,652	157,211
Allied Nevada Gold Corp. *	1,718	10,119
AMCOL International Corp.	837	23,821
American Vanguard Corp. (a)	779	9,582
Arch Chemicals, Inc.	683	22,641
Ashland, Inc.	1,573	75,819
Balchem Corp.	615	14,225
Biogen Idec, Inc. *	7,619	425,826
Brush Engineered Materials, Inc. *	603	14,725
Buckeye Technologies, Inc. *	1,193	10,093
Cabot Corp.	1,762	42,834
Carpenter Technology Corp.	1,264	55,174
Celanese Corp., Series A	3,876	176,978
Century Aluminum Company *	1,087	72,275
CF Industries Holdings, Inc.	1,430	218,504
Chemtura Corp.	6,438	37,598
Cleveland-Cliffs, Inc.	2,128	253,636
Coeur d’Alene Mines Corp. *	14,290	41,441
Compass Minerals International, Inc.	889	71,618
Cytec Industries, Inc.	1,189	64,872
Deltic Timber Corp.	385	20,601
Domtar Corp. *	12,027	65,547
Dow Chemical Company	24,463	854,003
E.I. Du Pont de Nemours & Company	23,287	998,779
Eastman Chemical Company	2,051	141,232
Ecolab, Inc.	6,310	271,267
Eli Lilly & Company	29,369	1,355,673
Esmark, Inc. *	1,134	21,682
Ferro Corp.	1,253	23,506

The accompanying notes are an integral part of the financial statements.

77

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Basic Materials (continued)
FMC Corp.	1,963	$152,015
Freeport-McMoRan Copper & Gold, Inc., Class B	9,885	1,158,423
General Moly, Inc. *	1,615	12,710
Georgia Gulf Corp. (a)	1,489	4,318
Gibraltar Industries, Inc.	962	15,363
H.B. Fuller Company	1,616	36,263
Hecla Mining Company *	3,243	30,030
Hercules, Inc.	2,978	50,418
Horsehead Holding Corp. *	985	11,978
Huntsman Corp.	5,688	64,843
ICO, Inc. *	884	5,322
Innophos Holdings, Inc.	922	29,458
International Flavors & Fragrances, Inc.	2,047	79,956
International Paper Company	11,002	256,347
Kaiser Aluminum Corp.	553	29,602
Kronos Worldwide, Inc. (a)	1,461	22,485
Landec Corp. *	1,071	6,929
Louisiana-Pacific Corp.	2,821	23,950
Lubrizol Corp.	1,749	81,031
MeadWestvaco Corp.	4,691	111,833
Metabolix, Inc. *	695	6,811
Minerals Technologies, Inc.	559	35,547
Monsanto Company	14,051	1,776,608
Neenah Paper, Inc.	497	8,305
Newmarket Corp.	451	29,870
Newmont Mining Corp.	11,203	584,348
Nl Industries, Inc.	1,541	14,686
Nucor Corp.	7,434	555,097
Olin Corp.	1,936	50,684
Olympic Steel, Inc.	345	26,192
OM Group, Inc. *	803	26,330
Omnova Solutions, Inc. *	2,120	5,894
P.H. Glatfelter Company	1,342	18,130
Plum Creek Timber Company, Inc.	4,340	185,361
PolyOne Corp. *	2,670	18,610
Potlatch Corp.	988	44,579
PPG Industries, Inc.	4,212	241,642
Praxair, Inc.	8,172	770,129
Rayonier, Inc.	1,949	82,755
Reliance Steel & Aluminum Company	1,922	148,167
Rock-Tenn Company, Class A	1,140	34,189
Rockwood Holdings, Inc. *	1,938	67,442
Rohm & Haas Company	5,012	232,757
Royal Gold, Inc.	845	26,499
RPM International, Inc.	3,141	64,705
RTI International Metals, Inc. *	603	21,479
Schnitzer Steel Industries, Inc.	755	86,523
Schweitzer Mauduit International, Inc.	535	9,015
Sensient Technologies Corp.	1,283	36,129
Sherwin-Williams Company	3,207	147,298
Sigma-Aldrich Corp.	3,381	182,101
Smurfit-Stone Container Corp. *	6,716	27,334
Southern Copper Corp.	7,643	814,973
Spartech Corp.	928	8,751
Steel Dynamics, Inc.	4,996	195,194

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Basic Materials (continued)
Stepan Company	391	$17,837
Stillwater Mining Company * (a)	2,755	32,592
Superior Essex, Inc. *	622	27,760
Symyx Technologies, Inc. *	1,200	8,376
Temple-Inland, Inc.	2,652	29,888
Terra Industries, Inc.	2,327	114,837
Terra Nitrogen Company, LP	485	62,972
The Mosaic Company *	11,359	1,643,647
Titanium Metals Corp.	4,168	58,310
Tronox, Inc., Class A	1,586	5,012
U.S. Gold Corp. *	2,097	4,865
United States Lime & Minerals, Inc. *	355	14,047
United States Steel Corp.	3,070	567,275
Uranium Resources, Inc. *	1,709	6,306
USEC, Inc. * (a)	2,992	18,191
Valhi, Inc. (a)	3,030	82,568
Valspar Corp.	2,614	49,431
W. R. Grace & Company *	1,852	43,503
Wausau-Mosinee Paper Corp.	1,831	14,117
Westlake Chemical Corp.	1,763	26,198
Weyerhaeuser Company	5,547	283,674
Xerium Technologies, Inc. (a)	2,060	8,158
Zep, Inc.	754	11,220
Zoltek Companies, Inc. * (a)	908	22,019
		19,273,251

Communications - 10.24%
1-800-Flowers.com, Inc. *	2,074	13,377
3Com Corp. *	10,619	22,512
4Kids Entertainment, Inc. *	679	5,031
Acacia Research - Acacia Technologies *	1,102	4,937
Acme Packet, Inc. * (a)	1,854	14,387
ActivIdentity Corp. *	3,241	8,848
Adaptec, Inc. *	4,329	13,853
ADC Telecommunications, Inc. *	3,108	45,905
ADTRAN, Inc.	1,778	42,388
AH Belo Corp.	546	3,112
Airvana, Inc. *	2,045	10,961
Akamai Technologies, Inc. *	4,328	150,571
Alaska Communications Systems Group, Inc.	1,489	17,779
Amazon.com, Inc. *	10,699	784,558
American Tower Corp., Class A *	10,477	442,653
Anaren, Inc. *	800	8,456
Anixter International, Inc. *	934	55,564
Applied Signal Technology, Inc.	878	11,993
Ariba, Inc. *	2,181	32,082
Arris Group, Inc. *	3,523	29,769
Art Technology Group, Inc. *	3,679	11,773
Aruba Networks, Inc. *	2,213	11,574
AT&T, Inc.	158,289	5,332,756
Atheros Communications, Inc. *	1,555	46,650
Atlantic Tele-Network, Inc.	487	13,397
Avocent Corp. *	1,518	28,235
Belo Corp., Class A	2,730	19,956
BigBand Networks, Inc. *	1,689	7,989
Black Box Corp.	555	15,090
Blue Coat Systems, Inc. *	920	12,981

The accompanying notes are an integral part of the financial statements.

78

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Communications (continued)
Blue Nile, Inc. * (a)	432	$18,369
Cablevision Systems Corp., Class A *	7,537	170,336
Cbeyond Communications, Inc. *	852	13,649
CBS Corp., Class B	17,728	345,519
Centennial Communications Corp., Class A *	3,354	23,444
CenturyTel, Inc.	2,769	98,549
Ciena Corp. *	2,234	51,762
Cincinnati Bell, Inc. *	6,800	27,064
Cisco Systems, Inc. *	158,031	3,675,801
Citizens Communications Company	8,227	93,294
CKX, Inc. *	2,889	25,279
Clear Channel Communications, Inc.	12,703	447,146
Clear Channel Outdoor Holdings, Inc. * (a)	9,338	166,497
Clearwire Corp., Class A *	4,317	55,948
CMGI, Inc. *	1,434	15,200
CNET Networks, Inc. * (a)	4,141	47,580
Cogent Communications Group, Inc. *	1,333	17,862
Comcast Corp., Class A	79,837	1,514,508
CommScope, Inc. *	1,713	90,395
comScore, Inc. *	764	16,670
Comtech Telecommunications Corp. *	683	33,467
Consolidated Communications Holdings, Inc.	927	13,803
Constant Contact, Inc. *	778	14,665
Corning, Inc.	40,639	936,729
Cox Radio, Inc., Class A *	2,826	33,347
Crown Castle International Corp. *	7,316	283,349
Crown Media Holdings, Inc., Class A *	3,574	16,941
Cumulus Media, Inc., Class A *	1,922	7,573
Cybersource Corp. *	1,857	31,068
DealerTrack Holdings, Inc. *	1,162	16,396
DG Fastchannel, Inc. *	538	9,280
Dice Holdings, Inc. *	1,810	14,951
Digital River, Inc. *	1,059	40,856
DIRECTV Group, Inc. *	30,098	779,839
Discovery Holding Company *	7,301	160,330
DISH Network Corp. *	11,511	337,042
Dolan Media Company *	727	13,231
Drugstore.com, Inc. *	3,397	6,454
E.W. Scripps Company, Class A	4,151	172,433
Earthlink, Inc. *	3,419	29,574
eBay, Inc. *	35,429	968,275
EchoStar Corp. *	2,387	74,522
Embarq Corp.	3,807	179,957
EMS Technologies, Inc. *	512	11,182
Entercom Communications Corp.	1,358	9,533
Entravision Communications Corp., Class A *	3,274	13,161
Equinix, Inc. * (a)	955	85,205
eResearch Technology, Inc. *	1,457	25,410
Expedia, Inc. *	7,426	136,490
Extreme Networks, Inc. *	3,700	10,508
F5 Networks, Inc. *	2,214	62,922
Fairpoint Communications, Inc.	2,737	19,734
Fisher Communications, Inc. *	375	12,915
Foundry Networks, Inc. *	3,868	45,720
Gannett Company, Inc.	6,007	130,172
GateHouse Media, Inc.	1,768	4,349

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Communications (continued)
General Communication, Inc., Class A *	1,771	$12,167
GeoEye, Inc. *	510	9,032
Getty Images, Inc. *	1,563	53,033
Global Crossing, Ltd. * (a)	1,464	26,264
Globalstar, Inc. *	2,271	6,427
Globecomm Systems, Inc. *	860	7,104
Google, Inc., Class A *	8,072	4,249,262
Gray Television, Inc.	1,676	4,810
Greenfield Online, Inc. *	948	14,144
GSI Commerce, Inc. * (a)	1,379	18,796
Harmonic, Inc. *	2,361	22,453
Harris Corp.	3,526	178,028
Harris Stratex Networks, Inc., Class A *	1,726	16,380
Harte-Hanks, Inc.	1,975	22,614
Health Grades, Inc. *	1,380	6,196
Hearst Argyle Television, Inc.	2,521	48,403
HLTH Corp. *	4,589	51,947
HSW International, Inc. * (a)	1,677	4,863
Hughes Communications, Inc. *	574	28,178
Hungarian Telephone & Cable Corp. *	721	13,151
i2 Technologies, Inc. *	728	9,049
IAC/InterActiveCorp. *	7,385	142,383
iBasis, Inc. *	2,355	7,724
ICO Global Communications Holdings, Ltd. *	6,141	20,020
Idearc, Inc.	3,639	8,552
IDT Corp.	3,061	5,204
I-many, Inc. *	2,791	2,791
Infinera Corp. *	2,456	21,662
InfoSpace, Inc. *	956	7,963
InterDigital, Inc. *	1,292	31,421
Internap Network Services Corp. * (a)	1,494	6,992
Internet Brands, Inc. *	1,320	8,752
Internet Cap Group, Inc. *	1,411	10,907
Interpublic Group of Companies, Inc. *	12,175	104,705
Interwoven, Inc. *	1,394	16,742
inVentiv Health, Inc. *	861	23,927
Iowa Telecommunications Services, Inc.	1,080	19,019
iPass, Inc. * (a)	2,897	5,997
iPCS, Inc. *	514	15,230
Ixia *	2,255	15,672
J2 Global Communications, Inc. *	1,416	32,568
JDS Uniphase Corp. *	5,663	64,332
John Wiley & Sons, Inc., Class A	1,504	67,725
Journal Communications, Inc.	1,979	9,539
Juniper Networks, Inc. *	13,561	300,783
Keynote Systems, Inc. *	1,128	14,529
Knology, Inc. *	1,190	13,078
Lamar Advertising Company, Class A *	2,455	88,454
Leap Wireless International, Inc. *	1,760	75,979
Lee Enterprises, Inc.	1,377	5,494
Level 3 Communications, Inc. *	39,954	117,864
Liberty Global, Inc., Class A *	9,617	302,262
Liberty Media Corp. - Capital, Series A *	3,340	48,096
Liberty Media Corp. - Entertainment, Series A *	13,360	323,713
Liberty Media Holding Corp.-Interactive A *	15,802	233,238
Lin TV Corp. *	1,654	9,858

The accompanying notes are an integral part of the financial statements.

79

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Communications (continued)
Lionbridge Technologies, Inc. *	2,383	$6,148
Liquidity Services, Inc. *	909	10,481
LodgeNet Entertainment Corp. *	832	4,085
LoopNet, Inc. *	1,184	13,379
Loral Space & Communications, Inc. *	588	10,361
Marchex, Inc., Class B (a)	1,328	16,361
Martha Stewart Living Omnimedia, Inc., Class A *	1,656	12,254
Mastec, Inc. *	2,058	21,938
McAfee, Inc. *	4,047	137,719
McClatchy Company, Class A	2,297	15,574
McGraw-Hill Companies, Inc.	8,506	341,261
Media General, Inc., Class A	741	8,855
Mediacom Communications Corp., Class A *	3,494	18,658
Meredith Corp.	1,165	32,958
Metropcs Communications, Inc. *	9,019	159,726
Monster Worldwide, Inc. *	3,433	70,754
Motorola, Inc.	60,070	440,914
Move, Inc. *	4,831	11,256
Netflix, Inc. * (a)	1,742	45,414
Network Equipment Technologies, Inc. *	980	3,479
NeuStar, Inc., Class A *	1,978	42,646
Neutral Tandem, Inc. *	882	15,435
Newport Corp. *	1,337	15,228
News Corp., Class A	81,810	1,230,422
Nexstar Broadcasting Group, Inc. *	1,128	4,614
Nextwave Wireless, Inc. * (a)	2,605	10,524
NIC, Inc. *	1,908	13,032
NII Holdings, Inc. *	4,476	212,565
Novatel Wireless, Inc. *	968	10,774
NTELOS Holdings Corp.	1,187	30,114
Omnicom Group, Inc.	8,412	377,531
Online Resources Corp. *	853	7,123
Openwave Systems, Inc. *	3,049	4,543
Oplink Communications, Inc. *	828	7,949
OpNext, Inc. *	1,883	10,131
Orbcomm, Inc. * (a)	1,291	7,359
Orbitz Worldwide, Inc. *	2,352	11,783
Outdoor Channel Holdings, Inc. *	1,299	9,067
Overstock.com, Inc. *	740	19,203
PAETEC Holding Corp. *	2,783	17,672
Parkervision, Inc. *	951	9,443
Perficient, Inc. *	869	8,395
Plantronics, Inc.	1,293	28,860
Playboy Enterprises, Inc., Class B *	1,549	7,652
Polycom, Inc. *	2,402	58,513
Powerwave Technologies, Inc. *	4,178	17,756
Preformed Line Products Company	242	9,755
Premiere Global Services, Inc. *	1,645	23,984
Priceline.com, Inc. *	986	113,844
PRIMEDIA, Inc.	1,411	6,575
QUALCOMM, Inc.	42,481	1,884,882
Qwest Communications International, Inc.	46,892	184,286
R.H. Donnelley Corp. * (a)	1,841	5,523
RCN Corp. *	1,208	13,022
RealNetworks, Inc. *	4,113	27,146

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications (continued)
RF Micro Devices, Inc. *	7,676	$22,260
RightNow Technologies, Inc. * (a)	1,116	15,256
Rural Cellular Corp., Class A *	453	20,163
S1 Corp. *	2,263	17,131
Sapient Corp. *	3,500	22,470
SAVVIS, Inc. *	1,402	18,100
SBA Communications Corp. *	2,776	99,964
Scholastic Corp. *	1,036	29,692
Secure Computing Corp. *	1,904	7,883
Shenandoah Telecommunications Company (a)	757	9,856
ShoreTel, Inc. * (a)	1,372	6,064
Shutterfly, Inc. *	695	8,486
Sinclair Broadcast Group, Inc., Class A	2,506	19,046
Sirius Satellite Radio, Inc. * (a)	38,305	73,546
SonicWALL, Inc. *	1,794	11,571
Sonus Networks, Inc. *	7,319	25,031
Sprint Nextel Corp.	73,843	701,508
Stamps.com, Inc. *	936	11,681
Starent Networks Corp. * (a)	1,901	23,915
SupportSoft, Inc. *	2,246	7,299
SureWest Communications	684	5,766
Switch & Data Facilities Company, Inc. *	1,127	19,148
Sycamore Networks, Inc. *	8,177	26,330
Symantec Corp. *	22,473	434,853
Symmetricom, Inc. *	2,032	7,803
Syniverse Holdings, Inc. *	1,822	29,516
TechTarget, Inc. *	1,144	12,081
Tekelec, Inc. *	1,932	28,420
Telephone & Data Systems, Inc.	3,047	144,032
Tellabs, Inc. *	11,519	53,563
Terremark Worldwide, Inc. *	1,975	10,783
TerreStar Corp. *	2,683	10,678
The Knot, Inc. *	973	9,516
The New York Times Company, Class A	3,783	58,220
The Washington Post Company, Class B	244	143,204
TheStreet.com, Inc.	897	5,839
Thinkorswim Group, Inc. * (a)	1,768	12,464
TIBCO Software, Inc. *	5,115	39,130
Time Warner Cable, Inc. * (a)	25,397	672,513
Time Warner, Inc.	97,324	1,440,395
Travelzoo, Inc. *	503	4,311
TriZetto Group, Inc. *	1,324	28,307
TW Telecom, Inc. * (a)	3,829	61,379
U.S. Cellular Corp. *	2,249	127,181
United Online, Inc.	2,014	20,200
USA Mobility, Inc. *	920	6,946
UTStarcom, Inc. *	3,921	21,448
Value Line, Inc.	391	13,001
ValueClick, Inc. *	2,627	39,799
ValueVision Media, Inc., Class A *	1,495	5,337
VASCO Data Security International, Inc. *	1,015	10,688
Veraz Networks, Inc. *	1,634	2,778
VeriSign, Inc. *	5,758	217,652
Verizon Communications, Inc.	75,202	2,662,151
Viacom, Inc., Class B *	16,934	517,164
Viasat, Inc. *	875	17,684

The accompanying notes are an integral part of the financial statements.

80

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Communications (continued)
Vignette Corp. *	880	$10,560
Virgin Media, Inc. (a)	8,601	117,060
Virgin Mobile USA, Inc. * (a)	1,554	4,273
Vocus, Inc. *	503	16,181
Vonage Holdings Corp. * (a)	5,080	8,433
Walt Disney Company	49,345	1,539,564
WebMD Health Corp. * (a)	1,546	43,133
Websense, Inc. *	1,350	22,734
Website Pros, Inc. *	914	7,614
Windstream Corp.	11,944	147,389
World Wrestling Entertainment, Inc., Class A (a)	2,318	35,859
XM Satellite Radio Holdings, Inc., Class A *	8,038	63,018
Yahoo!, Inc. *	35,334	730,000
Zixit Corp. * (a)	2,091	5,813
		42,522,627

Consumer, Cyclical - 8.04%
99 Cents Only Stores *	2,044	13,490
A.C. Moore Arts & Crafts, Inc. *	774	5,457
Abercrombie & Fitch Company, Class A	2,232	139,902
Accuride Corp. *	1,068	4,539
Advance Auto Parts, Inc.	2,576	100,026
Aeropostale, Inc. *	2,016	63,161
AFC Enterprises, Inc. *	998	7,974
Airtran Holdings, Inc. * (a)	2,668	5,443
Alaska Air Group, Inc. *	1,067	16,368
Allegiant Travel Company *	620	11,526
Ambassadors Group, Inc.	666	9,937
American Apparel, Inc. *	1,546	10,281
American Axle & Manufacturing Holdings, Inc.	1,504	12,017
American Eagle Outfitters, Inc.	5,548	75,619
American Woodmark Corp. (a)	521	11,009
AmeriGas Partners LP (a)	1,465	46,660
Amerigon, Inc. *	681	4,842
Ameristar Casinos, Inc.	1,515	20,937
AMR Corp. *	6,443	32,988
AMREP Corp. *	216	10,279
AnnTaylor Stores Corp. *	1,613	38,648
Archon Corp. *	239	9,321
ArvinMeritor, Inc. (a)	2,082	25,983
Asbury Automotive Group, Inc.	933	11,989
ATC Technology Corp. *	636	14,806
Audiovox Corp., Class A *	989	9,712
AutoNation, Inc. *	4,822	48,316
AutoZone, Inc. *	1,665	201,482
Bally Technologies, Inc. *	1,419	47,962
Barnes & Noble, Inc. (a)	1,717	42,650
Beacon Roofing Supply, Inc. *	1,415	15,013
Beazer Homes USA, Inc. (a)	1,158	6,450
Bebe Stores, Inc. (a)	2,703	25,976
Bed Bath & Beyond, Inc. *	6,839	192,176
Bell Microproducts, Inc. *	1,538	3,722
Best Buy Company, Inc.	10,797	427,561
Big Lots, Inc. *	2,660	83,098
BJ’s Restaurants, Inc. * (a)	961	9,351
BJ’s Wholesale Club, Inc. *	1,664	64,397
Blockbuster, Inc., Class A *	5,712	14,280

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Bluegreen Corp. *	1,266	$7,659
Bob Evans Farms, Inc.	1,000	28,600
Books-A-Million, Inc. (a)	852	6,526
Borders Group, Inc. (a)	1,847	11,082
BorgWarner, Inc.	2,984	132,430
Boyd Gaming Corp.	2,235	28,072
Brightpoint, Inc. *	2,118	15,461
Brinker International, Inc.	2,734	51,673
Brookfield Homes Corp.	839	10,303
Brown Shoe, Inc.	1,244	16,856
Brunswick Corp.	2,344	24,846
Buffalo Wild Wings, Inc. *	546	13,557
Build A Bear Workshop, Inc. *	656	4,769
Burger King Holdings, Inc.	3,471	92,988
Cabela’s, Inc. *	1,830	20,148
California Pizza Kitchen, Inc. *	877	9,814
Callaway Golf Company	1,823	21,566
CarMax, Inc. *	5,607	79,563
Carnival Corp.	16,167	532,864
Carter’s, Inc. *	1,553	21,462
Casey’s General Stores, Inc.	1,309	30,330
Cash America International, Inc.	814	25,234
Casual Male Retail Group, Inc. *	1,459	4,450
Cato Corp., Class A	948	13,500
Cavco Industries, Inc. *	301	9,852
CBRL Group, Inc.	667	16,348
CEC Entertainment, Inc. *	847	23,724
Cedar Fair LP *	1,481	27,828
Centex Corp.	3,191	42,664
Central European Distribution Corp. *	1,086	80,527
Champion Enterprises, Inc. * (a)	2,037	11,916
Charlotte Russe Holding, Inc. *	755	13,409
Charming Shoppes, Inc. *	3,551	16,299
Cherokee, Inc. (a)	351	7,073
Chico’s FAS, Inc. *	4,606	24,734
Children’s Place Retail Stores, Inc. *	836	30,180
Chindex International, Inc. *	382	5,604
Chipotle Mexican Grill, Inc., Class A *	844	69,731
Choice Hotels International, Inc.	1,622	42,983
Christopher & Banks Corp.	1,178	8,010
Churchill Downs, Inc.	440	15,343
Cinemark Holdings, Inc. (a)	2,802	36,594
Cintas Corp.	4,066	107,790
Circuit City Stores, Inc.	4,941	14,280
CKE Restaurants, Inc.	1,688	21,049
Coach, Inc. *	9,586	276,844
Coldwater Creek, Inc. *	2,655	14,018
Collective Brands, Inc. *	1,833	21,318
Columbia Sportswear Company	958	35,207
Commercial Vehicle Group, Inc. *	751	7,022
Conn’s, Inc. *	759	12,197
Continental Airlines, Inc., Class B *	2,499	25,265
Cooper Tire & Rubber Company	1,660	13,014
Copart, Inc. *	2,314	99,085
Core-Mark Holding Company, Inc. *	447	11,711
Costco Wholesale Corp.	11,345	795,738

The accompanying notes are an integral part of the financial statements.

81

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Crocs, Inc. *	2,122	$16,997
CSK Auto Corp. *	1,346	14,106
CVS Caremark Corp.	38,391	1,519,132
D.R. Horton, Inc.	8,122	88,124
Darden Restaurants, Inc.	3,643	116,357
Deckers Outdoor Corp. *	340	47,328
Delta Air Lines, Inc. *	6,961	39,678
Denny’s Corp. *	3,272	9,292
Dick’s Sporting Goods, Inc. *	2,890	51,269
Dillard’s, Inc., Class A	2,209	25,558
DineEquity, Inc. *	463	17,298
Dollar Tree, Inc. *	2,409	78,750
Domino’s Pizza, Inc. *	1,732	19,918
Dover Downs Gaming & Entertainment, Inc.	1,350	8,667
Dover Motorsports, Inc.	1,798	9,152
DreamWorks Animation SKG, Inc., Class A *	2,656	79,175
DSW, Inc., Class A * (a)	1,272	14,984
DTS, Inc. *	567	17,758
Eddie Bauer Holdings, Inc. *	1,106	4,590
Einstein Noah Restaurant Group, Inc. *	518	5,734
Elixir Gaming Technologies, Inc. * (a)	2,799	3,359
Ethan Allen Interiors, Inc.	778	19,139
Exide Technologies * (a)	2,004	33,587
Family Dollar Stores, Inc.	3,639	72,562
Fastenal Company	3,883	167,590
Ferrellgas Partners LP *	1,746	34,361
FGX International Holdings, Ltd. *	751	6,038
Finish Line, Inc. *	218	1,896
First Cash Financial Services, Inc. *	986	14,780
Fleetwood Enterprises, Inc. *	2,196	5,754
Foot Locker, Inc.	4,087	50,883
Force Protection, Inc. *	1,978	6,547
Ford Motor Company *	54,197	260,688
Fred’s, Inc., Class A	1,307	14,691
Fuel Systems Solutions, Inc. *	651	25,064
Furniture Brands International, Inc.	1,465	19,572
G & K Services, Class A	562	17,119
GameStop Corp., Class A *	4,110	166,044
Gaylord Entertainment Company *	1,164	27,889
General Motors Corp.	14,658	168,567
Genesco, Inc. *	641	19,788
Genuine Parts Company	4,226	167,688
G-III Apparel Group, Ltd. *	680	8,391
Global Partners LP	563	8,912
Goodyear Tire & Rubber Company *	5,447	97,120
Great Wolf Resorts, Inc. *	1,524	6,660
Group 1 Automotive, Inc.	707	14,048
Guess?, Inc.	2,420	90,629
Gymboree Corp. *	819	32,817
Hanesbrands, Inc. *	2,429	65,923
Harley-Davidson, Inc.	6,230	225,900
Harman International Industries, Inc.	1,554	64,320
Hasbro, Inc.	3,801	135,772
Haverty Furniture Companies, Inc.	1,106	11,104
Hawaiian Holdings, Inc. *	1,755	12,197
Hayes Lemmerz International, Inc. *	3,347	9,505

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Heelys, Inc. * (a)	835	$3,390
Herman Miller, Inc.	1,574	39,177
hhgregg, Inc. *	983	9,830
Hibbett Sports, Inc. *	889	18,758
HNI Corp.	1,177	20,786
Home Depot, Inc.	43,564	1,020,269
Hooker Furniture Corp.	470	8,140
Hot Topic, Inc. *	1,447	7,828
Houston Wire & Cable Company (a)	698	13,890
Hovnanian Enterprises, Inc., Class A *	1,812	9,930
Iconix Brand Group, Inc. *	1,516	18,313
Inergy Holdings LP	540	19,391
Inergy LP *	1,298	33,774
Ingram Micro, Inc., Class A *	4,464	79,236
Insight Enterprises, Inc. *	1,497	17,560
Interface, Inc., Class A	1,688	21,151
International Game Technology	8,171	204,112
International Speedway Corp., Class A	1,431	55,852
Isle of Capri Casinos, Inc. *	1,015	4,862
J. Crew Group, Inc. *	1,577	52,057
J.C. Penney Company, Inc.	5,702	206,926
Jack in the Box, Inc. *	1,611	36,103
Jakks Pacific, Inc. *	841	18,376
JetBlue Airways Corp. *	5,006	18,672
Jo-Ann Stores, Inc. *	725	16,697
Johnson Controls, Inc.	15,253	437,456
Jones Apparel Group, Inc.	2,259	31,061
Jos. A. Bank Clothiers, Inc. *	543	14,525
KB Home (a)	2,361	39,972
Kenneth Cole Productions, Inc., Class A	826	10,490
Kimball International, Inc., Class B	1,365	11,302
Knoll, Inc.	1,395	16,949
Kohl’s Corp. *	8,193	328,048
K-Swiss, Inc., Class A	1,079	15,861
Lakes Gaming, Inc. *	1,229	8,087
Landry’s Restaurants, Inc. (a)	559	10,045
Las Vegas Sands Corp. *	9,198	436,353
La-Z-Boy, Inc.	1,769	13,533
Leapfrog Enterprises, Inc., Class A * (a)	2,159	17,963
Lear Corp. *	2,014	28,559
Lennar Corp., Class A	4,175	51,520
Libbey, Inc.	618	4,598
Life Time Fitness, Inc. * (a)	999	29,520
Limited Brands, Inc.	9,306	156,806
Lithia Motors, Inc., Class A	620	3,050
Liz Claiborne, Inc.	2,587	36,606
LKQ Corp. *	3,489	63,046
Lodgian, Inc. *	1,169	9,153
Longs Drug Stores Corp.	977	41,141
Lowe’s Companies, Inc.	38,513	799,145
Luby’s Cafeterias, Inc. *	1,139	6,948
Lumber Liquidators, Inc. *	1,052	13,676
M.D.C. Holdings, Inc.	1,211	47,302
M/I Homes, Inc. (a)	494	7,771
Macrovision Solutions Corp. *	4,411	65,989
Macy’s, Inc.	11,255	218,572

The accompanying notes are an integral part of the financial statements.

82

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Maidenform Brands, Inc. *	754	$10,179
Marcus Corp.	1,062	15,877
Marine Products Corp.	1,659	10,949
Marinemax, Inc. *	662	4,747
Marriott International, Inc., Class A	9,491	249,044
Marvel Entertainment, Inc. *	1,989	63,926
Mattel, Inc.	9,439	161,596
McCormick & Schmick’s Seafood Restaurants, Inc. *	603	5,813
McDonald’s Corp.	30,068	1,690,423
Meritage Homes Corp. *	795	12,060
MGM Mirage *	7,760	262,986
Mobile Mini, Inc. *	1,081	21,620
Modine Manufacturing Company	949	11,739
Mohawk Industries, Inc. *	1,699	108,906
Monaco Coach Corp.	1,061	3,225
Monarch Casino & Resort, Inc. *	738	8,708
Morgans Hotel Group Company * (a)	1,110	11,433
Movado Group, Inc.	758	15,008
MSC Industrial Direct Company, Inc., Class A	1,701	75,031
MTR Gaming Group, Inc. *	995	4,746
Multimedia Games, Inc. *	1,173	5,185
MWI Veterinary Supply, Inc. *	378	12,516
National Cinemedia, Inc.	1,172	12,494
National Presto Industries, Inc.	344	22,078
New York & Company, Inc. *	1,749	15,968
Newell Rubbermaid, Inc.	7,145	119,965
NIKE, Inc., Class B	12,970	773,142
Noble International, Ltd.	754	3,370
Nordstrom, Inc.	6,303	190,981
Northwest Airlines Corp. *	6,025	40,127
Nu Skin Enterprises, Inc., Class A	1,847	27,557
NVR, Inc. *	129	64,510
O’Charley’s, Inc.	878	8,833
Office Depot, Inc. *	7,056	77,193
OfficeMax, Inc.	1,955	27,175
O’Reilly Automotive, Inc. *	2,940	65,709
Orient Express Hotels, Ltd. (a)	1,519	65,985
Oshkosh Corp.	1,872	38,732
Owens & Minor, Inc.	1,036	47,335
Oxford Industries, Inc.	557	10,667
P.F. Chang’s China Bistro, Inc. * (a)	789	17,626
PACCAR, Inc.	9,561	399,937
Pacific Sunwear of California, Inc. *	2,017	17,205
Panera Bread Company, Class A * (a)	879	40,663
Pantry, Inc. *	666	7,100
Papa John’s International, Inc. *	889	23,639
PC Connection, Inc. *	930	8,658
Penn National Gaming, Inc. *	2,208	70,987
Penske Auto Group, Inc. (a)	2,496	36,791
Pep Boys - Manny, Moe & Jack	1,591	13,874
Perry Ellis International, Inc. *	526	11,162
PetSmart, Inc.	3,521	70,244
Phillips-Van Heusen Corp.	1,454	53,246
Pier 1 Imports, Inc. * (a)	2,559	8,803
Pinnacle Airlines Corp. *	802	2,534

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Pinnacle Entertainment, Inc. *	1,680	$17,623
Polaris Industries, Inc.	921	37,190
Polo Ralph Lauren Corp., Class A	2,610	163,856
Pool Corp.	1,316	23,372
PriceSmart, Inc.	821	16,239
Progressive Gaming International Corp. *	3,031	3,789
Pulte Homes, Inc.	6,694	64,463
Quiksilver, Inc. *	3,540	34,763
RadioShack Corp.	3,390	41,595
RC2 Corp. *	658	12,212
Red Robin Gourmet Burgers, Inc. *	514	14,258
Regal Entertainment Group, Class A	3,818	58,339
Regis Corp.	1,170	30,830
Republic Airways Holdings, Inc. *	1,012	8,764
Retail Ventures, Inc. *	1,498	6,891
Rex Stores Corp. *	508	5,867
Rite Aid Corp. *	20,893	33,220
Riviera Holdings Corp. *	471	4,781
Ross Stores, Inc.	3,534	125,528
Royal Caribbean Cruises, Ltd. (a)	5,670	127,405
Ruby Tuesday, Inc.	1,668	9,007
Rush Enterprises, Inc., Class A *	1,094	13,139
Ryland Group, Inc.	1,135	24,754
Saks, Inc. *	3,680	40,406
Sally Beauty Holdings, Inc. * (a)	4,802	31,021
ScanSource, Inc. *	699	18,705
School Specialty, Inc. *	572	17,006
Scientific Games Corp., Class A *	2,427	71,888
Sealy Corp. (a)	2,539	14,574
Sears Holdings Corp. *	3,571	263,040
Select Comfort Corp. *	1,532	2,512
Shoe Carnival, Inc. *	480	5,659
Shuffle Master, Inc. *	1,140	5,632
Skechers U.S.A., Inc., Class A *	1,222	24,147
Skyline Corp.	339	7,967
SkyWest, Inc.	1,598	20,215
Sonic Automotive, Inc.	1,482	19,103
Sonic Corp. *	1,650	24,420
Southwest Airlines Company	18,829	245,530
Speedway Motorsports, Inc.	1,228	25,027
Stage Stores, Inc.	1,226	14,307
Standard Pacific Corp. (a)	2,522	8,524
Staples, Inc.	18,312	434,910
Star Gas Partners *	2,812	7,845
Starbucks Corp. *	18,946	298,210
Starwood Hotels & Resorts Worldwide, Inc.	5,119	205,118
Steelcase, Inc. Class A	3,815	38,264
Stein Mart, Inc.	1,741	7,852
Steinway Musical Instruments, Inc. *	486	12,830
Steven Madden, Ltd. *	718	13,197
Suburban Propane Partners, LP	854	32,648
Superior Industries International, Inc.	839	14,162
Susser Holdings Corp. *	562	5,440
Systemax, Inc. *	1,068	18,850
Talbots, Inc.	1,547	17,930
Target Corp.	21,539	1,001,348

The accompanying notes are an integral part of the financial statements.

83

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Tech Data Corp. *	1,459	$49,446
Tempur-Pedic International, Inc. (a)	1,927	15,050
Tenneco, Inc. *	1,217	16,466
Texas Roadhouse, Inc., Class A *	2,313	20,748
The Buckle, Inc.	819	37,453
The Cheesecake Factory, Inc. *	1,894	30,134
The Dress Barn, Inc. *	1,782	23,843
The Gap, Inc.	20,653	344,286
The Men’s Wearhouse, Inc.	1,405	22,887
The Steak & Shake Company *	1,082	6,849
The TJX Companies, Inc.	11,470	360,961
The Toro Company	967	32,172
The Wet Seal, Inc., Class A *	2,916	13,909
Thor Industries, Inc.	1,441	30,636
Tiffany & Company	3,462	141,077
Timberland Company, Class A *	1,664	27,206
Titan International, Inc.	722	25,718
Titan Machinery, Inc. *	484	15,159
TiVo, Inc. *	2,783	17,171
Toll Brothers, Inc. *	4,071	76,250
Town Sports International Holdings, Inc. *	854	7,976
Tractor Supply Company *	1,041	30,231
Triarc Companies, Inc.	2,664	16,863
True Religion Apparel, Inc. * (a)	655	17,456
TRW Automotive Holdings Corp. *	2,592	47,874
Tuesday Morning Corp. *	1,518	6,239
Tween Brands, Inc. *	679	11,176
UAL Corp. *	2,938	15,336
Ulta Salon, Cosmetics & Fragrance, Inc. * (a)	1,524	17,130
Under Armour, Inc., Class A *	1,254	32,153
Unifi, Inc. *	3,278	8,261
Unifirst Corp.	552	24,652
United Stationers, Inc. *	674	24,904
Universal Electronics, Inc. *	533	11,140
Urban Outfitters, Inc. *	4,259	132,838
US Airways Group, Inc. *	2,474	6,185
Vail Resorts, Inc. *	1,015	43,472
VF Corp.	2,818	200,585
Visteon Corp. *	3,970	10,441
Volcom, Inc. *	746	17,852
W.W. Grainger, Inc.	1,988	162,618
Wabash National Corp.	1,176	8,891
WABCO Holdings, Inc.	1,750	81,305
Walgreen Company	25,704	835,637
Wal-Mart Stores, Inc.	101,881	5,725,712
Warnaco Group, Inc. *	1,207	53,193
Warner Music Group Corp.	4,285	30,595
Watsco, Inc.	805	33,649
WCI Communities, Inc. *	1,323	1,918
Wendy’s International, Inc.	2,238	60,918
Wesco International, Inc. *	1,152	46,126
Weyco Group, Inc.	425	11,275
Whirlpool Corp.	1,944	120,003
Williams-Sonoma, Inc.	2,784	55,235
Winnebago Industries, Inc.	939	9,568
WMS Industries, Inc. *	1,333	39,683

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Wolverine World Wide, Inc.	1,405	$37,471
Woodbridge Holdings Corp *	3,672	4,260
World Fuel Services Corp.	824	18,079
Wyndham Worldwide Corp.	4,605	82,476
Wynn Resorts, Ltd. *	2,969	241,528
Yum! Brands, Inc.	13,146	461,293
Zale Corp. *	1,388	26,219
Zumiez, Inc. *	790	13,098
		33,394,470

Consumer, Non-cyclical - 18.85%
Aaron Rents, Inc., Class B	1,563	34,902
Abaxis, Inc. *	582	14,044
Abbott Laboratories	39,926	2,114,880
Abiomed, Inc. * (a)	1,003	17,803
ABM Industries, Inc.	1,431	31,840
Abraxis BioScience, Inc. * (a)	1,036	65,745
Acadia Pharmaceuticals, Inc. * (a)	1,206	4,450
Accelrys, Inc. *	1,253	6,052
Accenture, Ltd., Class A	19,625	799,130
Acco Brands Corp. *	1,550	17,406
Accuray, Inc. * (a)	1,574	11,474
Acorda Therapeutics, Inc. *	731	23,999
Administaff, Inc.	737	20,555
Adolor Corp. *	1,856	10,171
Advance America Cash Advance Centers, Inc.	2,148	10,912
Advanced Medical Optics, Inc. * (a)	1,563	29,291
Affymax, Inc. *	507	8,066
Affymetrix, Inc. *	1,807	18,594
Air Methods Corp. *	339	8,475
Akorn, Inc. *	2,617	8,662
Albany Molecular Research, Inc. *	992	13,164
Alberto-Culver Company	2,583	67,855
Alexion Pharmaceuticals, Inc. *	975	70,687
Alexza Pharmaceuticals, Inc. *	1,293	5,094
Alico, Inc. (a)	282	9,774
Align Technology, Inc. * (a)	1,917	20,109
Alkermes, Inc. *	2,702	33,397
Allergan, Inc.	7,848	408,488
Alliance Data Systems Corp. *	1,961	110,895
Alliance Imaging, Inc. *	1,501	13,014
Alliance One International, Inc. *	3,015	15,407
Allos Therapeutics, Inc. * (a)	2,052	14,179
Alnylam Pharmaceuticals, Inc. * (a)	1,097	29,323
Alpharma, Inc., Class A *	1,224	27,577
Alphatec Holdings, Inc. *	2,116	8,633
Altair Nanotechnologies, Inc. *	2,419	4,112
Altria Group, Inc.	54,473	1,119,965
Altus Pharmaceuticals, Inc. *	1,133	5,042
AMAG Pharmaceuticals, Inc. *	465	15,856
Amedisys, Inc. *	733	36,958
American Greetings Corp., Class A	1,494	18,436
American Medical Systems Holdings, Inc. * (a)	1,947	29,108
American Public Education, Inc. *	468	18,271
AMERIGROUP Corp. *	1,358	28,246
AmerisourceBergen Corp.	4,326	172,997
Amgen, Inc. *	28,192	1,329,535

The accompanying notes are an integral part of the financial statements.

84

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Amicus Therapeutics Inc * (a)	789	$8,427
AMN Healthcare Services, Inc. *	997	16,869
AmSurg Corp. *	844	20,551
Amylin Pharmaceuticals, Inc. * (a)	3,500	88,865
Andersons, Inc.	462	18,808
Anesiva, Inc. * (a)	1,622	4,785
AngioDynamics, Inc. *	815	11,100
Anheuser-Busch Companies, Inc.	18,989	1,179,597
Animal Health International, Inc. *	1,020	6,355
Apollo Group, Inc., Class A *	4,319	191,159
APP Pharmaceuticals, Inc. * (a)	4,291	71,746
Applera Corp. - Celera Genomics Group *	2,204	25,037
Apria Healthcare Group, Inc. *	1,229	23,830
Arbitron, Inc.	754	35,815
Archer-Daniels-Midland Company	16,701	563,659
Arden Group, Inc.	114	14,448
Arena Pharmaceuticals, Inc. *	1,883	9,773
Ariad Pharmaceuticals, Inc. * (a)	2,784	6,682
Arqule, Inc. * (a)	1,423	4,625
Array BioPharma, Inc. *	1,395	6,556
ArthroCare Corp. * (a)	729	29,750
Aspect Medical Systems, Inc. *	670	4,214
Assisted Living Concepts, Inc. *	1,872	10,296
athenahealth, Inc. * (a)	854	26,269
AtriCure, Inc. *	725	7,823
Atrion Corp.	100	9,582
Auxilium Pharmaceuticals, Inc. *	1,103	37,083
Avery Dennison Corp.	2,689	118,128
Avis Budget Group, Inc. *	2,718	22,750
Avon Products, Inc.	11,203	403,532
B&G Foods, Inc.	1,291	12,058
Bankrate, Inc. * (a)	488	19,066
Bare Escentuals, Inc. * (a)	2,370	44,390
Barr Pharmaceuticals, Inc. *	2,772	124,962
Barrett Business Services, Inc.	492	5,820
Baxter International, Inc.	16,437	1,050,982
Beckman Coulter, Inc.	1,583	106,900
Becton, Dickinson & Company	6,305	512,597
Bentley Pharmaceuticals, Inc. *	745	12,032
Bio Reference Labs, Inc. *	437	9,749
Biodel, Inc. *	650	8,450
BioForm Medical, Inc. *	1,453	5,870
BioMarin Pharmaceutical, Inc. *	2,494	72,276
BioMimetic Therapeutics, Inc. *	705	8,404
Bio-Rad Laboratories, Inc., Class A *	691	55,895
BioScrip, Inc. *	1,289	3,339
Blyth, Inc.	1,211	14,568
Boston Beer Company, Inc. *	432	17,574
Boston Scientific Corp. *	38,487	473,005
Bowne & Company, Inc.	920	11,730
Bristol-Myers Squibb Company	51,062	1,048,303
Brookdale Senior Living, Inc.	2,672	54,402
Brown Forman Corp., Class B	3,160	238,801
Bruker BioSciences Corp. *	2,826	36,314
Bunge, Ltd. (a)	3,102	334,054
C.R. Bard, Inc.	2,619	230,341

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Cadiz, Inc. *	645	$10,397
Calavo Growers, Inc.	524	6,419
Caliper Life Sciences, Inc. *	2,153	5,576
Cal-Maine Foods, Inc.	656	21,641
Cambrex Corp. *	856	5,025
Campbell Soup Company	9,849	329,548
Cantel Medical Corp. *	728	7,367
Capella Education Company *	463	27,618
Capital Senior Living Corp. *	1,324	9,983
Caraco Pharmaceutical Labs *	958	12,646
Cardiac Science Corp. *	1,233	10,111
Cardinal Health, Inc.	9,437	486,760
Cardtronics, Inc. * (a)	1,271	11,274
Career Education Corp. *	2,378	34,743
CBIZ, Inc. *	1,869	14,859
CDI Corp.	645	16,409
Celgene Corp. *	10,845	692,670
Centene Corp. *	1,156	19,409
Central Garden & Pet Company *	1,980	9,009
Cenveo, Inc. *	1,585	15,485
Cephalon, Inc. *	1,711	114,107
Cepheid, Inc. *	1,464	41,168
Cerus Corp. *	1,314	5,374
Charles River Laboratories International, Inc. *	1,729	110,518
Chattem, Inc. *	529	34,411
Chelsea Therapeutics International, Inc. *	1,239	6,046
Chemed Corp.	630	23,064
Chiquita Brands International, Inc. *	1,146	17,385
ChoicePoint, Inc. *	1,832	88,302
Church & Dwight, Inc.	1,697	95,626
Clarient, Inc. *	3,127	6,317
Clinical Data, Inc. *	645	9,204
Clorox Company	3,488	182,074
Coca-Cola Bottling Company	299	11,057
Coca-Cola Enterprises, Inc.	12,478	215,869
Coinstar, Inc. *	826	27,018
Colgate-Palmolive Company	12,292	849,377
Combinatorx, Inc. *	1,535	5,449
Community Health Systems, Inc. *	2,451	80,834
ConAgra Foods, Inc.	12,635	243,603
Conceptus, Inc. *	975	18,028
CONMED Corp. *	853	22,647
Consolidated Graphics, Inc. *	401	19,757
Constellation Brands, Inc., Class A *	5,550	110,223
Continucare Corp. *	3,120	7,332
Convergys Corp. *	3,388	50,346
Corinthian Colleges, Inc. *	2,303	26,738
Corn Products International, Inc.	1,914	93,997
Cornell Corrections, Inc. *	573	13,815
Corporate Executive Board Company	941	39,569
Corrections Corp. of America *	3,115	85,569
CorVel Corp. *	498	16,867
CoStar Group, Inc. *	612	27,203
Cougar Biotechnology, Inc. *	516	12,296
Covance, Inc. *	1,619	139,266
Coventry Health Care, Inc. *	4,016	122,167

The accompanying notes are an integral part of the financial statements.

85

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Covidien, Ltd.	12,836	$614,716
CRA International, Inc. *	341	12,327
Cross Country Healthcare, Inc. *	1,037	14,943
Cryolife, Inc. *	1,125	12,870
Cubist Pharmaceuticals, Inc. *	1,479	26,415
CV Therapeutics, Inc. *	1,731	14,246
Cyberonics, Inc. *	854	18,532
Cynosure, Inc. *	415	8,225
Cypress Biosciences, Inc. *	1,333	9,584
Cytokinetics, Inc. *	2,095	7,772
CytRx Corp. *	3,405	2,213
Datascope Corp.	460	21,620
DaVita, Inc. *	2,746	145,895
Dean Foods Company *	3,374	66,198
Del Monte Foods Company	5,262	37,360
Deluxe Corp.	1,311	23,362
Dendreon Corp. * (a)	2,443	10,871
DENTSPLY International, Inc.	3,901	143,557
DepoMed, Inc. *	1,850	5,939
DeVry, Inc.	1,846	98,983
DexCom, Inc. *	1,141	6,892
Diamond Foods, Inc.	568	13,087
Dollar Financial Corp. *	740	11,181
Dollar Thrifty Automotive Group, Inc. *	696	6,577
Dun & Bradstreet Corp.	1,448	126,903
Durect Corp. *	2,131	7,821
Dyax Corp. *	2,448	7,589
Dynavax Technologies Corp. *	1,626	2,374
DynCorp International, Inc. *	1,490	22,574
Edwards Lifesciences Corp. *	1,487	92,253
Electro Rent Corp.	893	11,198
Elizabeth Arden, Inc. *	896	13,601
Emergency Medical Services Corp., Class A * (a)	354	8,011
Emergent Biosolutions, Inc. *	976	9,692
Emeritus Corp. *	1,099	16,067
Endo Pharmaceutical Holdings, Inc. *	3,465	83,818
Ennis Business Forms, Inc.	823	12,880
Enzo Biochem, Inc. *	1,224	13,733
Enzon Pharmaceuticals, Inc. *	1,414	10,068
Equifax, Inc.	3,361	112,997
Estee Lauder Companies, Inc., Class A	4,993	231,925
Euronet Worldwide, Inc. *	1,298	21,936
EV3, Inc. * (a)	2,835	26,876
Exactech, Inc. *	498	12,804
Exelixis, Inc. *	3,023	15,115
Exlservice Holdings, Inc. *	919	12,894
Exponent, Inc. *	513	16,113
Express Scripts, Inc. *	6,530	409,562
Farmer Brothers Company	636	13,451
First Advantage Corp., Class A *	1,878	29,766
Five Star Quality Care, Inc. * (a)	1,273	6,021
Flowers Foods, Inc.	2,403	68,101
Forest Laboratories, Inc. *	8,081	280,734
Forrester Research, Inc. *	759	23,438
Fortune Brands, Inc.	3,912	244,148
Fossil, Inc. *	1,818	52,849

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Fresh Del Monte Produce, Inc. *	1,593	$37,547
FTI Consulting, Inc. *	1,230	84,206
Gaiam, Inc., Class A * (a)	693	9,362
Gartner Group, Inc., Class A *	2,736	56,690
Genentech, Inc. *	27,155	2,061,065
General Mills, Inc.	8,619	523,777
Genomic Health, Inc. * (a)	785	15,033
Genoptix, Inc. *	441	13,914
Genpact, Ltd. * (a)	5,340	79,673
Gen-Probe, Inc. *	1,401	66,519
Gentiva Health Services, Inc. *	919	17,507
Genzyme Corp. *	6,767	487,359
Geron Corp. *	2,312	7,976
Gilead Sciences, Inc. *	24,160	1,279,272
Global Cash Access, Inc. *	2,505	17,184
Global Payments, Inc.	2,027	94,458
Great Lakes Dredge & Dock Company	1,642	10,033
Green Mountain Coffee Roasters, Inc. *	624	23,444
GTx, Inc. * (a)	1,104	15,842
H & R Block, Inc.	8,294	177,492
H&E Equipment Services, Inc. *	1,195	14,364
H.J. Heinz Company	8,113	388,207
Haemonetics Corp. *	659	36,548
Hain Celestial Group, Inc. *	1,094	25,687
Halozyme Therapeutics, Inc. *	1,950	10,491
Hanger Orthopedic Group, Inc. *	913	15,055
Hansen Medical, Inc. *	612	10,233
Hansen Natural Corp. *	2,407	69,370
Health Management Associates, Inc., Class A *	6,501	42,322
Health Net, Inc. *	2,806	67,512
Health Tronics, Inc. *	2,040	6,671
Healthcare Services Group, Inc.	1,125	17,111
Healthextras, Inc. *	1,155	34,812
Healthsouth Corp. *	2,070	34,424
Healthspring, Inc. *	1,639	27,666
Healthways, Inc. *	935	27,676
Heartland Payment Systems, Inc. (a)	1,040	24,544
Heidrick & Struggles International, Inc.	532	14,704
Helen of Troy, Ltd. *	889	14,331
Helicos BioSciences Corp. *	788	3,704
Henry Schein, Inc. *	2,254	116,239
Herbalife, Ltd.	1,730	67,037
Hershey Company	5,854	191,894
Hertz Global Holdings, Inc. *	8,169	78,422
Hewitt Associates, Inc., Class A *	2,776	106,404
Hill International, Inc. *	897	14,747
Hill-Rom Holdings, Inc.	1,574	42,467
HMS Holdings Corp. *	667	14,320
Hologic, Inc. *	6,484	141,351
Hormel Foods Corp.	3,500	121,135
Hospira, Inc. *	3,976	159,477
Human Genome Sciences, Inc. *	4,053	21,116
Huron Consulting Group, Inc. *	506	22,942
ICF International, Inc. *	438	7,280
ICU Medical, Inc. *	409	9,358
Idenix Pharmaceuticals, Inc. *	2,211	16,074

The accompanying notes are an integral part of the financial statements.

86

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Idera Pharmaceuticals, Inc. * (a)	842	$12,302
IDEXX Laboratories, Inc. *	1,575	76,766
I-Flow Corp. *	949	9,632
Illumina, Inc. *	1,434	124,916
ImClone Systems, Inc. *	2,234	90,388
Immucor, Inc. *	1,820	47,102
Immunogen, Inc. * (a)	2,179	6,668
Immunomedics, Inc. *	2,368	5,044
Imperial Sugar Company	441	6,849
Incyte Corp. *	2,294	17,457
Indevus Pharmaceuticals, Inc. *	2,544	3,994
Infinity Pharmaceuticals, Inc. *	1,143	8,961
Informatica Corp. *	2,329	35,028
Ingles Markets, Inc.	802	18,711
Inspire Pharmaceuticals, Inc. *	2,307	9,874
Insulet Corp. *	754	11,860
Integra LifeSciences Holdings Corp. *	721	32,070
Interactive Data Corp.	2,452	61,619
Intermediate Parfums, Inc.	1,248	18,720
Intermune, Inc. *	1,056	13,855
Intuitive Surgical, Inc. *	991	266,975
Invacare Corp.	881	18,008
Inverness Medical Innovations, Inc. *	1,919	63,653
Invitrogen Corp. *	2,370	93,046
IRIS International, Inc. *	632	9,891
Iron Mountain, Inc. *	5,157	136,918
Isis Pharmaceuticals, Inc. *	2,386	32,521
Ista Pharmaceuticals, Inc. *	1,301	2,628
ITT Educational Services, Inc. *	1,022	84,448
J & J Snack Foods Corp.	585	16,035
J.M. Smucker Company	1,473	59,863
Jackson Hewitt Tax Service, Inc.	813	9,935
Jarden Corp. *	2,030	37,027
Javelin Pharmaceuticals, Inc. *	1,659	3,849
Jazz Pharmaceuticals, Inc. *	815	6,039
Johnson & Johnson	72,900	4,690,386
Kellogg Company	10,210	490,284
Kelly Services, Inc., Class A	1,113	21,514
Kendle International, Inc. *	396	14,387
Kenexa Corp. *	756	14,243
Kensey Nash Corp. *	435	13,942
Keryx Biopharmaceuticals, Inc. *	1,631	799
Kforce, Inc. *	1,316	11,173
Kimberly-Clark Corp.	9,345	558,644
Kindred Healthcare, Inc. *	1,037	29,824
Kinetic Concepts, Inc. *	1,850	73,834
King Pharmaceuticals, Inc. *	6,304	66,003
Korn/Ferry International *	1,228	19,316
Kraft Foods, Inc., Class A	40,113	1,141,215
K-V Pharmaceutical Company, Class A * (a)	1,290	24,936
La Jolla Pharmaceutical Company *	1,783	3,887
Laboratory Corp. of America Holdings *	2,951	205,478
Lance, Inc.	920	17,268
Landauer, Inc.	324	18,222
LCA-Vision, Inc.	648	3,091
Learning Tree International, Inc. *	517	8,841

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
LECG Corp. *	977	$8,539
Lexicon Genetics, Inc. *	4,817	7,707
LHC Group, Inc. *	594	13,811
LifePoint Hospitals, Inc. *	1,508	42,676
Ligand Pharmaceuticals, Inc., Class B *	3,180	8,268
Lincare Holdings, Inc. *	2,055	58,362
Lincoln Educational Services Corp. *	950	11,049
Live Nation, Inc. *	1,912	20,229
Lorillard, Inc. *	2,765	191,227
Luminex Corp. *	1,163	23,900
M & F Worldwide Corp. *	595	23,389
Macquarie Infrastructure Company LLC	993	25,113
Magellan Health Services, Inc. *	1,036	38,363
Mannkind Corp. * (a)	2,886	8,658
Manpower, Inc.	2,077	120,964
MAP Pharmaceuticals, Inc. * (a)	660	6,818
Martek Biosciences Corp. *	853	28,755
Masimo Corp. *	1,432	49,189
Maui Land & Pineapple, Inc. *	404	11,898
MAXIMUS, Inc.	593	20,648
Maxygen, Inc. *	1,541	5,224
McCormick & Company, Inc.	3,265	116,430
McGrath Rentcorp	749	18,418
McKesson Corp.	7,492	418,878
Medarex, Inc. *	3,396	22,448
MedCath Corp. *	708	12,730
Medco Health Solutions, Inc. *	13,856	654,003
Medical Action, Inc. *	640	6,637
Medical Staffing Network Holdings, Inc. *	1,571	6,064
Medicis Pharmaceutical Corp., Class A	1,470	30,547
Medivation, Inc. * (a)	907	10,730
Medtronic, Inc.	29,543	1,528,850
Mentor Corp.	871	24,231
Merck & Company, Inc.	56,488	2,129,033
Meridian Bioscience, Inc.	1,077	28,993
Merit Medical Systems, Inc. *	858	12,613
MGP Ingredients, Inc.	718	4,164
Micrus Endovascular Corp. *	573	8,033
Midas, Inc. *	675	9,113
Millipore Corp. *	1,371	93,036
Molecular Insight Pharmaceuticals, Inc. *	1,062	5,852
Molina Healthcare, Inc. * (a)	814	19,813
Molson Coors Brewing Company, Class B	4,613	250,624
Momenta Pharmaceuticals, Inc. *	1,174	14,440
Monro Muffler Brake, Inc.	762	11,803
Moody’s Corp.	6,689	230,369
Morningstar, Inc. *	1,156	83,267
MPS Group, Inc. *	2,749	29,222
Multi-Color Corp.	455	9,550
Mylan, Inc. *	7,786	93,977
Myriad Genetics, Inc. *	1,161	52,849
Nabi Biopharmaceuticals *	2,577	10,153
Nanosphere, Inc. *	769	6,044
Nash Finch Company	456	15,627
National Beverage Corp. *	1,464	10,643
National Healthcare Corp.	375	17,186

The accompanying notes are an integral part of the financial statements.

87

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
National Research Corp.	517	$13,685
Natus Medical, Inc. *	687	14,386
Navigant Consulting Company *	1,391	27,208
NBTY, Inc. *	1,737	55,688
Nektar Therapeutics *	2,762	9,253
Neogen Corp. *	509	11,651
Neurocrine Biosciences, Inc. * (a)	1,366	5,724
Nighthawk Radiology Holdings, Inc. *	851	6,025
Novavax, Inc. *	2,867	7,139
Noven Pharmaceuticals, Inc. *	807	8,627
NPS Pharmaceuticals, Inc. *	1,899	8,451
NutriSystem, Inc. (a)	920	13,009
Nuvasive, Inc. *	933	41,668
NxStage Medical, Inc. *	1,053	4,044
Obagi Medical Products, Inc. *	882	7,541
Odyssey Healthcare, Inc. *	1,305	12,711
Odyssey Marine Exploration, Inc. *	1,632	6,463
Omnicare, Inc.	3,130	82,069
Omrix Biopharmaceuticals, Inc. *	504	7,933
Onyx Pharmaceuticals, Inc. *	1,417	50,445
Opko Health, Inc. * (a)	4,614	7,013
Optimer Pharmaceuticals, Inc. *	1,337	10,843
OraSure Technologies, Inc. *	1,503	5,621
Orexigen Therapeutics, Inc. *	964	7,606
Orthofix International NV *	449	12,999
Orthovita, Inc. *	3,268	6,699
OSI Pharmaceuticals, Inc. *	1,509	62,352
Osiris Therapeutics, Inc. * (a)	965	12,400
Pain Therapeutics, Inc. * (a)	1,365	10,784
Palomar Medical Technologies, Inc. *	545	5,439
Par Pharmaceutical Companies, Inc. *	907	14,721
Parexel International Corp. *	1,594	41,938
Patterson Companies, Inc. *	3,582	105,275
Paychex, Inc.	9,780	305,918
PDL BioPharma, Inc. *	3,056	32,455
Pediatrix Medical Group, Inc. *	1,244	61,242
Peets Coffee & Tea, Inc. *	613	12,150
PeopleSupport, Inc. *	711	6,044
Pepsi Bottling Group, Inc.	5,767	161,015
PepsiAmericas, Inc.	3,338	66,026
PepsiCo, Inc.	40,151	2,553,202
Perrigo Company	2,460	78,154
PetMed Express, Inc. *	840	10,290
Pfizer, Inc.	177,290	3,097,256
Pharmaceutical Product Development, Inc.	3,056	131,102
Pharmacopeia Drug Discovery, Inc. *	1,816	6,955
Pharmanet Development Group, Inc. *	504	7,948
Pharmasset, Inc. *	648	12,234
PharMerica Corp. * (a)	829	18,727
PHH Corp. *	1,499	23,010
Philip Morris International, Inc.	54,473	2,690,421
Pilgrim’s Pride Corp.	1,733	22,512
Poniard Pharmaceuticals, Inc. *	1,427	6,050
Power Medical Interventions, Inc. *	738	4,096
POZEN, Inc. * (a)	1,043	11,348
Pre-Paid Legal Services, Inc. *	343	13,933

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Prestige Brands Holdings, Inc. *	1,615	$17,216
Princeton Review, Inc. *	1,140	7,706
Procter & Gamble Company	81,032	4,927,556
Progenics Pharmaceuticals, Inc. *	857	13,601
Protection One, Inc. *	889	7,468
Providence Service Corp. *	416	8,782
PSS World Medical, Inc. *	1,759	28,672
Psychiatric Solutions, Inc. *	1,429	54,073
QC Holdings, Inc. (a)	963	7,502
Quanta Services, Inc. *	4,390	146,055
Quest Diagnostics, Inc.	4,997	242,205
Questcor Pharmaceuticals, Inc. *	1,993	9,248
Quidel Corp. *	921	15,215
R.R. Donnelley & Sons Company	5,513	163,681
RadNet, Inc. *	1,135	7,037
Ralcorp Holdings, Inc. *	675	33,372
Regeneron Pharmaceuticals, Inc. *	1,775	25,631
RehabCare Group, Inc. *	548	8,784
Rent-A-Center, Inc. *	1,972	40,564
Repligen Corp. *	1,269	5,990
Res-Care, Inc. *	816	14,508
ResMed, Inc. *	1,984	70,908
Resources Connection, Inc. *	1,426	29,019
Revlon, Inc., Class A *	16,608	14,117
Reynolds American, Inc.	7,620	355,625
Rigel Pharmaceuticals, Inc. *	821	18,604
Robert Half International, Inc.	4,154	99,571
Rollins, Inc.	2,691	39,881
RSC Holdings, Inc. * (a)	2,700	25,002
RTI Biologics, Inc. * (a)	1,495	13,081
Ruddick Corp.	1,236	42,407
Russ Berrie & Company, Inc. *	770	6,137
RXi Pharmaceuticals Corp. *	169	1,352
Safeway, Inc.	11,288	322,272
SAIC, Inc. *	3,249	67,612
Salix Pharmaceuticals, Ltd. *	1,490	10,475
Sanderson Farms, Inc.	551	19,021
Sangamo Biosciences, Inc. *	1,144	11,383
Sara Lee Corp.	18,696	229,026
Savient Pharmaceuticals, Inc. *	1,441	36,457
Schering-Plough Corp.	42,080	828,555
Sciele Pharma, Inc. *	949	18,363
Seaboard Corp.	33	51,183
Seattle Genetics, Inc. *	1,805	15,270
Senomyx, Inc. *	1,170	5,768
Sepracor, Inc. *	2,906	57,888
Sequenom, Inc. *	1,257	20,062
Service Corporation International	7,485	73,802
Sirona Dental Systems, Inc. *	1,449	37,558
Skilled Healthcare Group, Inc. *	1,166	15,648
Smart Balance, Inc. *	1,176	8,479
Smithfield Foods, Inc. *	3,444	68,467
Somanetics Corp. *	459	9,731
Sonic Innovations, Inc. *	1,339	4,472
SonoSite, Inc. *	484	13,557
Sotheby’s	1,724	45,462

The accompanying notes are an integral part of the financial statements.

88

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Spartan Motors, Inc.	885	$6,611
Spartan Stores, Inc.	728	16,744
Spectranetics Corp. * (a)	957	9,436
Spectrum Brands, Inc. * (a)	1,928	4,916
Spherion Corp. *	1,978	9,138
St. Jude Medical, Inc. *	8,790	359,335
Standard Parking Corp. *	599	10,902
Steiner Leisure, Ltd. *	440	12,474
Stereotaxis, Inc. * (a)	1,375	7,370
STERIS Corp.	1,645	47,310
Stewart Enterprises, Inc., Class A	2,914	20,981
Stonemor Partners LP	640	10,957
Strayer Education, Inc.	374	78,192
Stryker Corp.	10,590	665,899
Sucampo Pharmaceuticals, Inc. *	1,224	13,134
SuccessFactors, Inc. *	1,449	15,867
Sun Healthcare Group, Inc. *	1,176	15,747
Sunrise Senior Living, Inc. *	1,271	28,572
Supergen, Inc. *	2,016	4,133
SUPERVALU, Inc.	5,436	167,918
SurModics, Inc. *	479	21,478
Symmetry Medical, Inc. *	982	15,928
Synovis Life Technologies, Inc. *	498	9,377
Synta Pharmaceuticals Corp. * (a)	1,298	7,918
Sysco Corp.	15,781	434,135
Targacept, Inc. *	1,128	8,201
Targanta Therapeutics Corp. *	981	5,660
Team, Inc. *	500	17,160
Techne Corp. *	1,007	77,932
Teekay Offshore Partners LP	847	16,728
Tejon Ranch Company *	507	18,282
TeleTech Holdings, Inc. *	1,884	37,605
Tenet Healthcare Corp. *	12,406	68,977
Tercica, Inc. * (a)	1,698	14,993
Tetra Tech, Inc. *	1,554	35,151
The Advisory Board Company *	502	19,744
The Coca-Cola Company	60,105	3,124,258
The Cooper Companies, Inc.	1,150	42,723
The Ensign Group, Inc.	704	8,096
The Geo Group, Inc. *	1,326	29,835
The Great Atlantic & Pacific Tea Company, Inc. *	1,270	28,981
The Hackett Group, Inc. *	2,072	11,893
The Kroger Company	17,507	505,427
The Medicines Company *	1,521	30,146
The Scotts Company, Class A	1,630	28,639
The Standard Register Company	1,169	11,024
Theravance, Inc. *	1,674	19,870
Third Wave Technologies, Inc. *	1,373	15,323
Thoratec Corp. *	1,601	27,841
TNS, Inc. *	796	19,072
TomoTherapy, Inc. *	1,486	13,270
Tootsie Roll Industries, Inc.	1,560	39,203
Trans1, Inc. * (a)	604	9,102
TravelCenters of America LLC *	568	1,289
TreeHouse Foods, Inc. *	928	22,513

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Triple-S Management Corp. *	1,011	$16,530
Trubion Pharmaceuticals, Inc. * (a)	691	3,082
TrueBlue, Inc. *	1,228	16,222
Tupperware Brands Corp.	1,590	54,410
Tyson Foods, Inc., Class A	9,178	137,119
United Natural Foods, Inc. *	1,170	22,792
United Rentals, Inc. *	2,320	45,495
United Therapeutics Corp. *	547	53,469
UnitedHealth Group, Inc.	33,522	879,953
Universal Corp.	714	32,287
Universal Health Services, Inc., Class B	1,373	86,801
Universal Technical Institute, Inc. *	890	11,089
USANA Health Sciences, Inc. * (a)	444	11,930
UST, Inc.	4,004	218,658
Valassis Communications, Inc. *	1,477	18,492
Valeant Pharmaceuticals International * (a)	2,522	43,151
Varian Medical Systems, Inc. *	3,240	167,994
VCA Antech, Inc. *	2,156	59,894
Vector Group, Ltd.	1,577	25,437
Vertex Pharmaceuticals, Inc. *	3,482	116,543
Viad Corp.	648	16,712
Vical, Inc. *	2,395	8,071
Village Super Market, Inc.	312	12,037
ViroPharma, Inc. *	2,089	23,104
Virtual Radiologic Corp *	532	7,049
Visa, Inc. *	20,262	1,647,503
VistaPrint, Ltd. * (a)	1,132	30,292
Vital Images, Inc. *	548	6,817
Vital Signs, Inc.	412	23,393
Vivus, Inc. *	1,879	12,552
VNUS Medical Technologies, Inc. *	762	15,248
Volcano Corp. *	1,173	14,311
Volt Information Sciences, Inc. *	717	8,539
Warner Chilcott, Ltd., Class A *	6,434	109,056
Watson Pharmaceuticals, Inc. *	2,685	72,951
Watson Wyatt Worldwide, Inc., Class A	1,097	58,020
WD-40 Company	583	17,053
Weight Watchers International, Inc.	2,010	71,576
Weis Markets, Inc.	739	23,995
WellCare Health Plans, Inc. *	1,087	39,295
WellPoint, Inc. *	14,812	705,940
West Pharmaceutical Services, Inc.	871	37,697
Western Union Company	19,460	481,051
Whole Foods Market, Inc.	3,542	83,910
William Wrigley, Jr. Company	7,180	558,460
Winn-Dixie Stores, Inc. *	1,446	23,165
Wright Express Corp. *	1,061	26,313
Wright Medical Group, Inc. *	1,089	30,938
Wyeth	34,628	1,660,759
XenoPort, Inc. *	675	26,345
XOMA, Ltd. * (a)	3,829	6,471
Xtent, Inc. *	868	2,179
Zapata, Corp. *	1,498	10,471
Zimmer Holdings, Inc. *	6,170	419,869
Zoll Medical Corp. *	573	19,293

The accompanying notes are an integral part of the financial statements.

89

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Zymogenetics, Inc. * (a)	2,003	$16,865
		78,290,599

Diversified - 0.13%
Icahn Enterprises LP	1,815	127,667
Leucadia National Corp.	5,763	270,515
Resource America, Inc.	693	6,459
Walter Industries, Inc.	1,344	146,187
		550,828

Energy - 14.79%
Abraxas Petroleum Corp. *	2,133	11,540
Akeena Solar, Inc. *	1,028	5,777
Alliance Holdings GP LP	1,549	46,176
Alliance Resource Partners LP	994	55,346
Allis-Chalmers Energy, Inc. *	1,028	18,298
Alon USA Energy, Inc. (a)	1,343	16,062
Alpha Natural Resources, Inc. *	1,719	179,275
American Oil & Gas, Inc. *	2,037	7,985
Anadarko Petroleum Corp.	12,092	904,965
Apache Corp.	8,467	1,176,913
APCO Argentina, Inc. (a)	855	24,752
Approach Resources, Inc. *	810	21,700
Arch Coal, Inc.	3,702	277,761
Arena Resources, Inc. *	878	46,376
Atlas America, Inc.	1,125	50,681
Atlas Energy Resources LLC	1,643	62,680
Atlas Pipeline Holdings LP	582	19,497
Atlas Pipeline Partners LP	1,025	40,036
ATP Oil & Gas Corp. * (a)	927	36,589
Atwood Oceanics, Inc. *	791	98,353
Aventine Renewable Energy Holdings, Inc. * (a)	1,326	5,834
Baker Hughes, Inc.	8,291	724,136
Basic Energy Services, Inc. *	1,262	39,753
Berry Petroleum Company, Class A	1,149	67,653
Bill Barrett Corp. * (a)	1,181	70,163
BioFuel Energy Corp. *	1,267	3,231
BJ Services Company	7,425	237,154
Boardwalk Pipeline Partners LP	2,857	67,111
Bois d’Arc Energy, Inc. *	1,844	44,828
BP Prudhoe Bay Royalty Trust	440	45,478
BPZ Energy, Inc. * (a)	1,677	49,304
BreitBurn Energy Partners LP	1,720	37,204
Brigham Exploration Company *	1,727	27,338
Bronco Drilling Company, Inc. *	927	17,038
Buckeye GP Holdings LP	779	17,613
Buckeye Partners LP *	1,170	50,041
Cabot Oil & Gas Corp.	2,475	167,632
Cal Dive International, Inc. *	2,829	40,426
Callon Petroleum Company *	769	21,040
Calumet Specialty Products Partners LP *	849	12,192
Cameron International Corp. *	5,582	308,964
Cano Petroleum, Inc. *	1,365	10,838
Carbo Ceramics, Inc.	692	40,378
Carrizo Oil & Gas, Inc. *	768	52,293
Cheniere Energy, Inc. * (a)	1,304	5,698
Chesapeake Energy Corp.	12,139	800,688

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Energy (continued)
Chevron Corp.	55,318	$5,483,673
Cimarex Energy Company	2,073	144,426
Clean Energy Fuels Corp. *	1,244	14,294
CNX Gas Corp. *	3,933	165,343
Complete Production Services, Inc. *	1,954	71,165
Comstock Resources, Inc. *	1,176	99,290
Comverge, Inc. *	577	8,066
Concho Resources, Inc. *	2,036	75,943
ConocoPhillips	41,480	3,915,297
CONSOL Energy, Inc.	4,741	532,746
Contango Oil & Gas Company *	444	41,256
Continental Resources, Inc. * (a)	4,415	306,048
Copano Energy LLC	1,266	42,727
Covanta Holding Corp. *	4,048	108,041
Cross Timbers Royalty Trust	437	26,299
Crosstex Energy LP *	1,214	34,818
Crosstex Energy, Inc. (a)	1,033	35,804
CVR Energy, Inc. *	2,171	41,792
Dawson Geophysical Company *	224	13,319
DCP Midstream Partners LP	622	18,193
Delek US Holdings, Inc.	1,343	12,369
Delta Petroleum Corp. *	1,714	43,741
Denbury Resources, Inc. *	6,233	227,504
Devon Energy Corp.	11,484	1,379,917
Diamond Offshore Drilling, Inc.	3,576	497,565
Dorchester Minerals LP *	984	31,291
Dresser-Rand Group, Inc. *	2,227	87,076
Dril-Quip, Inc. *	1,048	66,024
Duke Energy Corp.	32,587	566,362
Duncan Energy Partners LP	706	12,736
Eagle Rock Energy Partners LP (a)	1,957	32,017
Edge Petroleum Corp. *	1,109	5,978
El Paso Corp.	18,294	397,712
Enbridge Energy Management LLC *	449	22,974
Enbridge Energy Partners LP *	2,290	115,210
Encore Aquisition Company *	1,411	106,093
Encore Energy Partners LP *	722	20,252
Energy Partners, Ltd. *	1,053	15,711
Energy Transfer Equity LP	5,620	162,924
Energy Transfer Partners LP	3,748	162,926
ENSCO International, Inc.	3,676	296,800
Enterprise GP Holdings LP	3,573	107,476
Enterprise Products Partners LP	11,085	327,451
EOG Resources, Inc.	6,265	821,968
Equitable Resources, Inc.	3,035	209,597
EV Energy Partner LP (a)	400	11,708
Evergreen Solar, Inc. * (a)	2,681	25,979
EXCO Resources, Inc. *	2,770	102,241
Exterran Holdings, Inc. *	1,688	120,675
Exterran Partners LP	572	17,772
Exxon Mobil Corp.	141,814	12,498,068
Flotek Industries, Inc. * (a)	522	10,764
Forest Oil Corp. *	2,150	160,175
Foundation Coal Holdings, Inc.	1,184	104,879
Frontier Oil Corp.	2,692	64,366
Fuelcell Energy, Inc. *	1,967	13,966

The accompanying notes are an integral part of the financial statements.

90

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Energy (continued)
FX Energy, Inc. *	1,670	$8,801
Gasco Energy, Inc. *	4,537	18,829
Genesis Energy LP	1,017	18,764
Geokinetics, Inc. *	451	8,168
GeoMet, Inc. *	2,217	21,017
Global Industries, Ltd. *	3,098	55,547
GMX Resources, Inc. * (a)	481	35,642
Goodrich Petroleum Corp. *	854	70,814
Grey Wolf, Inc. *	5,060	45,692
Gulf Islands Fabrication, Inc.	535	26,178
Gulfport Energy Corp. *	1,214	19,995
Halliburton Company	22,797	1,209,837
Harvest Natural Resources, Inc. *	1,185	13,106
Headwaters, Inc. * (a)	1,251	14,724
Helix Energy Solutions Group, Inc. *	2,330	97,021
Helmerich & Payne, Inc.	2,663	191,789
Hercules Offshore, Inc. *	2,298	87,370
Hess Corp.	8,168	1,030,720
Hiland Holdings GP LP *	655	17,646
Hiland Partners LP	435	21,650
Holly Corp.	1,401	51,725
Holly Energy Partners LP *	547	21,333
Hornbeck Offshore Services, Inc. *	692	39,105
Hugoton Royalty Trust, SBI	1,022	37,814
International Coal Group, Inc. * (a)	4,341	56,650
ION Geophysical Corp. *	2,359	41,165
James River Coal Company *	710	41,670
Key Energy Services, Inc. *	3,356	65,174
Kinder Morgan Energy Partners LP	6,294	350,765
Kinder Morgan Management LLC *	1,906	102,638
Legacy Reserves LP	896	22,230
Linn Energy LLC	2,860	71,071
Lufkin Industries, Inc.	394	32,812
Magellan Midstream Holdings LP	1,501	33,772
Magellan Midstream Partners LP	1,647	58,617
Marathon Oil Corp.	18,395	954,149
Mariner Energy, Inc. *	2,273	84,033
Markwest Energy Partners LP *	1,687	60,226
Massey Energy Company	2,096	196,500
Matrix Service Company *	756	17,433
McMoran Exploration Company *	1,432	39,409
Murphy Oil Corp.	4,820	472,601
Nabors Industries, Ltd. *	7,168	352,881
NATCO Group, Inc. *	485	26,447
National Fuel Gas Company	2,009	119,495
National Oilwell Varco, Inc. *	10,676	947,175
Natural Resource Partners LP	1,635	67,362
Newfield Exploration Company *	3,273	213,563
Newpark Resources, Inc. *	2,824	22,197
Noble Corp.	6,907	448,679
Noble Energy, Inc.	4,369	439,347
Nova Biosource Fuels, Inc. * (a)	3,457	2,316
NuStar Energy LP *	1,277	60,517
NuStar GP Holdings LLC	1,181	25,592
Occidental Petroleum Corp.	21,616	1,942,414
Oceaneering International, Inc. *	1,409	108,563

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Energy (continued)
Oil States International, Inc. *	1,273	$80,759
ONEOK Partners LP	2,119	118,452
Pacific Ethanol, Inc. * (a)	1,283	2,322
Panhandle Oil and Gas, Inc.	435	14,729
Parallel Petroleum Corp. *	1,145	23,049
Parker Drilling Company *	3,329	33,323
Patriot Coal Corp. *	708	108,529
Patterson-UTI Energy, Inc.	3,964	142,863
Peabody Energy Corp.	6,860	604,023
Penn Virginia Corp.	981	73,987
Penn Virginia GP Holdings LP	1,029	33,751
Penn Virginia Resource Partners LP *	1,332	36,071
PetroHawk Energy Corp. *	4,474	207,191
Petroleum Development Corp. *	408	27,128
Petroquest Energy, Inc. *	1,352	36,369
Pioneer Drilling Company *	1,650	31,036
Pioneer Natural Resources Company	3,005	235,231
Plains All American Pipeline LP	2,945	132,849
Plains Exploration & Production Company *	2,869	209,351
Plug Power, Inc. * (a)	3,526	8,286
Pride International, Inc. *	4,210	199,091
Quest Energy Partners LP	845	13,790
Quest Resource Corp. *	1,485	16,944
Questar Corp.	4,362	309,876
Quicksilver Resources, Inc. * (a)	4,030	155,719
RAM Energy Resources, Inc. * (a)	2,776	17,489
Range Resources Corp.	3,825	250,690
Regency Energy Partners LP	1,459	35,366
Rex Energy Corp. *	1,006	26,558
Rosetta Resources, Inc. *	1,512	43,092
Rowan Companies, Inc.	2,792	130,526
RPC, Inc.	2,681	45,041
SandRidge Energy, Inc. *	3,673	237,202
Schlumberger, Ltd.	30,954	3,325,388
SEACOR Holdings, Inc. *	586	52,453
SemGroup Energy Partners LP	839	21,260
Smith International, Inc.	5,167	429,584
South Texas Oil Company * (a)	898	3,278
Southwestern Energy Company *	8,714	414,874
Spectra Energy Corp.	16,180	465,013
Spectra Energy Partners LP * (a)	1,842	42,458
St. Mary Land & Exploration Company	1,590	102,778
Stone Energy Corp. *	747	49,235
SulphCo, Inc. *	2,556	5,802
Sunoco Logistics Partners LP *	777	36,441
Sunoco, Inc.	3,011	122,518
SunPower Corp., Class A. *	2,170	156,197
Superior Energy Services, Inc. *	2,065	113,864
Superior Well Services, Inc. *	793	25,146
Swift Energy Company *	781	51,593
T-3 Energy Services, Inc. *	348	27,656
Targa Resources Partners LP	1,188	27,383
TC Pipelines LP *	968	34,112
TEPPCO Partners LP	2,240	74,346
Tesoro Corp.	3,521	69,610
TETRA Technologies, Inc. *	2,058	48,795

The accompanying notes are an integral part of the financial statements.

91

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Energy (continued)
Tidewater, Inc.	1,401	$91,107
Toreador Resources Corp. *	720	6,142
TransMontaigne Partners LP *	465	12,564
Transocean, Inc. *	8,031	1,223,844
Trico Marine Services, Inc. *	483	17,591
Tri-Valley Corp. *	1,286	9,555
TXCO Resources, Inc. *	1,084	12,748
Ultra Petroleum Corp. *	3,857	378,757
Union Drilling, Inc. *	846	18,341
Unit Corp. *	1,171	97,158
VAALCO Energy, Inc. *	2,317	19,625
Valero Energy Corp.	14,201	584,797
Venoco, Inc. *	1,317	30,568
VeraSun Energy Corp. * (a)	4,100	16,933
Verenium Corp. * (a)	1,901	3,669
W&T Offshore, Inc.	1,982	115,967
Warren Resources, Inc. *	1,796	26,365
Weatherford International, Ltd. *	17,594	872,486
Western Refining, Inc.	1,771	20,969
W-H Energy Services, Inc. *	791	75,730
Whiting Petroleum Corp. *	1,078	114,354
Williams Clayton Energy, Inc. *	380	41,781
Williams Companies, Inc.	15,452	622,870
Williams Partners LP	1,292	42,442
XTO Energy, Inc.	12,412	850,346
		61,391,523

Financial - 15.09%
1st Source Corp.	841	13,540
Abington Bancorp, Inc.	1,444	13,169
Acadia Realty Trust, REIT	844	19,539
ACE, Ltd.	8,376	461,434
Advanta Corp., Class B	1,254	7,888
Aetna, Inc.	12,961	525,309
Affiliated Managers Group, Inc. *	756	68,085
AFLAC, Inc.	12,687	796,744
Alesco Financial, Inc., REIT (a)	1,756	3,512
Alexander’s, Inc., REIT * (a)	133	41,310
Alexandria Real Estate Equities, Inc., REIT	782	76,120
Alleghany Corp. *	214	71,059
AllianceBernstein Holding LP *	2,201	120,351
Allied World Assurance Holdings, Ltd.	1,466	58,083
Allstate Corp.	14,724	671,267
AMB Property Corp., REIT	2,489	125,396
Ambac Financial Group, Inc.	2,630	3,524
AmCOMP, Inc. *	984	9,564
AMCORE Financial, Inc.	756	4,279
American Campus Communities, Inc., REIT	896	24,957
American Equity Investment Life Holding Company	1,712	13,953
American Express Company	30,328	1,142,456
American Financial Group, Inc.	2,901	77,602
American International Group, Inc.	65,816	1,741,491
American National Insurance Company	692	67,830
American Physicians Capital, Inc.	371	17,971
American Safety Insurance Holdings, Ltd. *	597	8,585
AmeriCredit Corp. * (a)	3,015	25,989

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Ameriprise Financial, Inc.	5,988	$243,532
Amerisafe, Inc. *	724	11,541
Ampal American Israel Corp. * (a)	1,959	8,835
Amtrust Financial Services, Inc. (a)	1,599	20,147
Anchor BanCorp Wisconsin, Inc. (a)	702	4,921
Annaly Capital Management, Inc., REIT	10,288	159,567
Anthracite Capital, Inc., REIT (a)	1,844	12,982
Anworth Mortgage Asset Corp., REIT (a)	1,546	10,064
Aon Corp.	7,582	348,317
Apartment Investment & Management Company, Class A, REIT	2,543	86,615
Arbor Realty Trust, Inc., REIT (a)	617	5,534
Arch Capital Group, Ltd. *	1,697	112,545
Argo Group International Holdings, Ltd. *	821	27,553
Arrow Financial Corp.	721	13,072
Arthur J. Gallagher & Company	2,406	57,985
Ashford Hospitality Trust, Inc., REIT	3,419	15,796
Aspen Insurance Holdings, Ltd.	2,161	51,151
Asset Acceptance Capital Corp. * (a)	1,236	15,104
Associated Banc Corp.	3,212	61,959
Assurant, Inc.	3,011	198,606
Assured Guaranty, Ltd.	2,036	36,628
Asta Funding, Inc. (a)	433	3,923
Astoria Financial Corp.	2,502	50,240
Avalon Bay Communities, Inc., REIT	2,034	181,351
Avatar Holdings, Inc. * (a)	260	7,875
Axis Capital Holdings, Ltd.	3,760	112,086
Baldwin & Lyons, Inc., Class B	672	11,747
BancFirst Corp.	455	19,474
Bancorp, Inc. *	669	5,098
BancorpSouth, Inc.	2,136	37,359
BancTrust Financial Group, Inc. (a)	916	6,036
Bank Granite Corp.	1,020	7,252
Bank Mutual Corp.	1,722	17,289
Bank of America Corp.	116,675	2,785,032
Bank of Hawaii Corp.	1,239	59,224
Bank of New York Mellon Corp.	29,514	1,116,515
Bank of the Ozarks, Inc. (a)	614	9,124
BankAtlantic Bancorp, Inc., Class A	2,279	4,011
BankFinancial Corp.	957	12,451
BankUnited Financial Corp., Class A (a)	1,166	1,119
BB&T Corp. (a)	14,182	322,924
Beneficial Mutual Bancorp, Inc. *	2,504	27,719
Berkshire Hathaway, Inc., Class A *	40	4,830,000
BGC Partners, Inc. *	1,680	12,684
BioMed Realty Trust, Inc., REIT	1,716	42,093
Blackrock, Inc. (a)	3,023	535,071
BOK Financial Corp.	1,714	91,613
Boston Private Financial Holdings, Inc.	1,054	5,976
Boston Properties, Inc., REIT	3,005	271,111
Brandywine Realty Trust, REIT	2,400	37,824
BRE Properties, Inc., Class A, REIT	1,300	56,264
Brookfield Properties Corp.	10,171	180,942
Brookline Bancorp, Inc.	2,189	20,905
Brown & Brown, Inc.	3,566	62,013
Bryn Mawr Bank Corp.	854	14,945

The accompanying notes are an integral part of the financial statements.

92

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Cadence Financial Corp. (a)	940	$10,180
Calamos Asset Management, Inc.	622	10,593
Camden National Corp.	499	11,617
Camden Property Trust, REIT	1,414	62,584
Capital City Bank Group, Inc.	599	13,034
Capital Corp. of the West	575	2,185
Capital Lease Funding, Inc., REIT (a)	1,728	12,943
Capital One Financial Corp.	10,768	409,292
Capital Trust, Inc., Class A, REIT (a)	502	9,643
CapitalSource, Inc.	5,416	60,009
Capitol Bancorp, Ltd. (a)	595	5,337
Capitol Federal Financial (a)	2,030	76,348
Capstead Mortage Corp., REIT	1,068	11,588
Cardinal Financial Corp.	1,390	8,701
Care Investment Trust, Inc., REIT	989	9,326
Cascade Bancorp	948	7,300
Cass Information Systems, Inc. (a)	384	12,300
Castlepoint Holdings, Ltd.	1,289	11,717
Cathay General Bancorp, Inc.	1,376	14,957
CB Richard Ellis Group, Inc. *	5,806	111,475
CBL & Associates Properties, Inc., REIT	1,689	38,577
CBRE Realty Finance, Inc., REIT (a)	1,254	4,314
Cedar Shopping Centers, Inc., REIT	1,441	16,889
Center Financial Corp.	847	7,174
Centerline Holding Company (a)	1,692	2,826
Centerstate Banks of Florida, Inc.	899	9,916
Central Pacific Financial Corp.	972	10,362
CFS Bancorp, Inc.	1,017	11,990
Charles Schwab Corp.	30,051	617,248
Charter Financial Corp.	605	14,520
Chemical Financial Corp.	741	15,116
Chimera Investment Corp.	988	8,902
Chubb Corp.	9,856	483,043
CIGNA Corp.	7,191	254,489
Cincinnati Financial Corp.	4,248	107,899
CIT Group, Inc.	4,933	33,594
Citigroup, Inc.	133,695	2,240,728
Citizens & Northern Corp.	1	17
Citizens Banking Corp.	2,283	6,438
Citizens, Inc., Class A *	1,545	9,471
City Bank (a)	529	4,549
City Holding Company	508	20,711
City National Corp.	1,158	48,717
Clifton Savings Bancorp, Inc. (a)	1,474	14,357
CME Group, Inc.	1,379	528,419
CNA Financial Corp.	7,052	177,358
CNA Surety Corp. *	1,221	15,433
CoBiz, Inc.	905	5,955
Cogdell Spencer, Inc., REIT	894	14,527
Cohen & Steers, Inc. (a)	1,132	29,398
Colonial Bancgroup, Inc.	3,977	17,578
Colonial Properties Trust, REIT	1,286	25,746
Columbia Banking System, Inc.	583	11,269
Comerica, Inc.	3,787	97,061
Commerce Bancshares, Inc.	1,797	71,269
Community Bank Systems, Inc.	870	17,939

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Community Trust Bancorp, Inc.	593	$15,572
Compucredit Corp. * (a)	1,448	8,688
Conseco, Inc. *	4,945	49,054
Consolidated Tomoka Land Company	217	9,127
Corporate Office Properties Trust, REIT	1,205	41,368
Corus Bankshares, Inc. (a)	1,796	7,471
Countrywide Financial Corp.	15,011	63,797
Cousins Properties, Inc., REIT	1,407	32,502
Crawford & Company, Class B *	1,838	14,686
Credit Acceptance Corp. *	927	23,694
Crystal River Capital, Inc., REIT	759	2,778
Cullen Frost Bankers, Inc.	1,424	70,986
CVB Financial Corp.	2,459	23,213
Darwin Professional Underwriters, Inc. *	570	17,556
DCT Industrial Trust, Inc., REIT	4,610	38,171
Deerfield Capital Corp.	1,882	1,487
Delphi Financial Group, Inc.	1,279	29,596
Developers Diversified Realty Corp., REIT	3,141	109,024
DiamondRock Hospitality Company, REIT	2,532	27,573
Digital Realty Trust, Inc., REIT	1,639	67,051
Dime Community Bancorp, Inc.	1,168	19,284
Discover Financial Services	12,386	163,124
Donegal Group, Inc.	926	14,696
Doral Financial Corp. * (a)	1,447	19,592
Douglas Emmett, Inc., REIT	2,848	62,571
Downey Financial Corp.	762	2,111
Duff & Phelps Corp. *	1,022	16,924
Duke Realty Corp., REIT	3,666	82,302
DuPont Fabros Technology, Inc., REIT	857	15,974
E*TRADE Financial Corp. *	11,227	35,253
East West Bancorp, Inc.	1,662	11,734
Eastern Insurance Holdings, Inc.	917	14,305
EastGroup Properties, Inc., REIT	669	28,700
Eaton Vance Corp.	3,185	126,636
Education Realty Trust, Inc., REIT	1,252	14,586
eHealth, Inc. *	703	12,415
EMC Insurance Group, Inc.	622	14,978
Employers Holdings, Inc.	1,379	28,545
Encore Bancshares, Inc. *	648	10,141
Endurance Specialty Holdings, Ltd.	1,542	47,478
Enstar Group, Ltd. * (a)	311	27,212
Enterprise Financial Services Corp.	552	10,405
Entertainment Properties Trust, REIT	756	37,377
Epoch Holding Corp. (a)	769	7,006
Equity Lifestyle Properties, Inc., REIT	666	29,304
Equity One, Inc., REIT	1,930	39,661
Equity Residential, REIT	6,987	267,392
Erie Indemnity Company, Class A	1,406	64,887
Essex Property Trust, Inc., REIT	611	65,071
Everest Re Group, Ltd.	1,557	124,108
Extra Space Storage, Inc., REIT	1,859	28,554
EZCORP, Inc., Class A *	1,341	17,098
F.N.B. Corp.	2,559	30,145
Farmers Capital Bank Corp.	594	10,466
FBL Financial Group, Inc., Class A	856	17,017
FBR Capital Markets Corp. *	1,923	9,673

The accompanying notes are an integral part of the financial statements.

93

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
FCStone Group, Inc. *	733	$20,473
Federal Agricultural Mortgage Corp., Class C	368	9,119
Federal Home Loan Mortgage Corp.	17,187	281,867
Federal National Mortgage Association	25,400	495,554
Federal Realty Investment Trust, REIT	1,397	96,393
Federated Investors, Inc., Class B	2,591	89,182
FelCor Lodging Trust, Inc., REIT	1,842	19,341
Fidelity National Financial, Inc., Class A	5,582	70,333
Fidelity National Information Services, Inc.	4,951	182,741
Fifth Third Bancorp	13,856	141,056
Financial Federal Corp.	702	15,416
Financial Institutions, Inc.	780	12,527
First Acceptance Corp. *	1,937	6,198
First American Corp.	2,365	62,436
First BanCorp (PR)	2,458	15,584
First Bancorp	675	8,532
First Busey Corp.	1,122	14,833
First Citizens Bancshares, Inc.	287	40,034
First Commonwealth Financial Corp.	2,023	18,875
First Community Bancshares, Inc.	411	11,590
First Financial BanCorp	1,338	12,310
First Financial Bankshares, Inc. (a)	573	26,249
First Financial Corp.	480	14,693
First Financial Northwest, Inc.	1,236	12,273
First Horizon National Corp.	3,268	24,281
First Industrial Realty Trust, Inc., REIT (a)	1,172	32,195
First Merchants Corp.	667	12,106
First Midwest BanCorp, Inc.	1,286	23,984
First Niagara Financial Group, Inc.	3,141	40,393
First Place Financial Corp.	833	7,830
First Potomac Realty Trust, REIT	846	12,893
First Regional Bancorp *	587	3,293
First South Bancorp, Inc. (a)	610	7,857
First State Bancorp	845	4,647
FirstFed Financial Corp. *	411	3,304
FirstMerit Corp.	2,121	34,593
Flagstar Bancorp, Inc.	1,882	5,665
Flagstone Reinsurance Holdings, Ltd.	2,210	26,056
Flushing Financial Corp.	860	16,297
Forest City Enterprises, Inc., Class A	2,651	85,415
Forestar Real Estate Group, Inc. *	884	16,840
Fortress Investment Group LLC, Class A (a)	10,605	130,654
FPIC Insurance Group, Inc. *	318	14,412
Franklin Resources, Inc.	6,375	584,269
Franklin Street Properties Corp., REIT	1,992	25,179
Fremont General Corp. *	2,499	300
Friedman, Billings, Ramsey Group, Inc.	4,537	6,805
Frontier Financial Corp. (a)	1,279	10,897
Fulton Financial Corp.	4,582	46,049
GAMCO Investors, Inc.	774	38,406
General Growth Properties, Inc., REIT	6,306	220,899
Genworth Financial, Inc., Class A	11,291	201,093
Getty Realty Corp., REIT	735	10,591
GFI Group, Inc.	3,048	27,462
Glacier Bancorp, Inc. (a)	1,502	24,017
Gladstone Commercial Corp., REIT	890	15,424

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
GLG Partners, Inc. (a)	7,592	$59,218
Glimcher Realty Trust, REIT	1,114	12,455
Goldman Sachs Group, Inc.	10,313	1,803,744
Gramercy Capital Corp., REIT	1,220	14,140
Greene County Bancshares, Inc.	477	6,688
Greenhill & Company, Inc.	702	37,810
Greenlight Capital Re, Ltd. * (a)	1,044	23,866
Grubb & Ellis Company	2,142	8,247
Guaranty Bancorp *	2,321	8,356
Guaranty Financial Group, Inc. * (a)	884	4,747
Hallmark Financial Services, Inc. *	757	7,320
Hancock Holding Company	891	35,007
Hanmi Financial Corp.	1,540	8,023
Hanover Insurance Group, Inc.	1,354	57,545
Harleysville Group, Inc.	883	29,872
Harleysville National Corp.	1,225	13,671
Hartford Financial Services Group, Inc.	8,167	527,343
HCC Insurance Holdings, Inc.	2,847	60,186
HCP, Inc., REIT	5,568	177,118
Health Care, Inc., REIT (a)	2,112	93,984
Healthcare Realty Trust, Inc., REIT	1,413	33,587
Heartland Financial USA, Inc. (a)	653	11,878
Heritage Commerce Corp.	670	6,633
Hersha Hospitality Trust, REIT	1,508	11,385
Highwoods Properties, Inc., REIT	1,491	46,847
Hilb, Rogal and Hamilton Company	952	41,374
Hilltop Holdings, Inc. *	1,628	16,785
Home Bancshares, Inc.	712	16,006
Home Federal Bancorp, Inc.	1,053	10,383
Home Properties, Inc., REIT	847	40,707
Horace Mann Educators Corp.	1,144	16,039
Hospitality Properties Trust, REIT	2,329	56,967
Host Hotels & Resorts, Inc., REIT	13,441	183,470
HRPT Properties Trust, REIT	6,008	40,674
Hudson City Bancorp, Inc.	13,432	224,046
Humana, Inc. *	4,297	170,892
Huntington BancShares, Inc.	9,388	54,169
IBERIABANK Corp.	382	16,988
Independence Holding Company	817	7,982
Independent Bank Corp. (MI)	984	3,936
Independent Bank Corp.	556	13,255
IndyMac Bancorp, Inc.	2,087	1,294
Infinity Property & Casualty Corp.	486	20,179
Inland Real Estate Corp., REIT	1,866	26,908
Integra Bank Corp.	933	7,305
Interactive Brokers Group, Inc. *	1,075	34,540
IntercontinentalExchange, Inc. *	1,780	202,920
International Assets Holding Corp. *	341	10,250
International Bancshares Corp.	1,892	40,432
Invesco, Ltd.	10,796	258,888
Investment Technology Group, Inc. *	1,146	38,345
Investors Real Estate Trust, SBI, REIT	1,909	18,212
IPC Holdings, Ltd.	1,526	40,515
Irwin Financial Corp.	1,408	3,788
iStar Financial, Inc., REIT (a)	3,179	41,995
Janus Capital Group, Inc.	4,410	116,733

The accompanying notes are an integral part of the financial statements.

94

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Jefferies Group, Inc.	3,225	$54,244
Jer Investors Trust, Inc., REIT (a)	876	5,519
JMP Group, Inc.	1,060	7,007
Jones Lang LaSalle, Inc.	945	56,880
JP Morgan Chase & Company	88,438	3,034,308
Kansas City Life Insurance Company	406	16,950
KBW, Inc. *	793	16,320
Kearny Financial Corp.	2,262	24,882
KeyCorp	10,058	110,437
Kilroy Realty Corp., REIT	826	38,847
Kimco Realty Corp., REIT	6,468	223,275
Kite Realty Group Trust, REIT	1,014	12,675
KKR Financial Holdings LLC	2,952	30,996
Knight Capital Group, Inc. *	2,673	48,061
LaBranche & Company, Inc. *	2,028	14,358
Ladenburg Thalmann Financial Services, Inc. * (a)	5,311	8,020
Lakeland Bancorp, Inc.	1,051	12,801
Lakeland Financial Corp.	580	11,066
LandAmerica Financial Group, Inc.	447	9,919
LaSalle Hotel Properties, REIT	1,115	28,020
Lazard, Ltd., Class A	1,301	44,429
Legg Mason, Inc.	3,378	147,179
Lehman Brothers Holdings, Inc.	16,759	331,996
Lexington Corporate Property Trust, REIT	1,878	25,597
Liberty Property Trust, REIT	2,328	77,173
Life Partners Holdings, Inc.	384	7,672
Lincoln National Corp.	6,979	316,288
Loews Corp.	13,756	645,156
LTC Properties, Inc., REIT	686	17,534
M&T Bank Corp.	2,717	191,657
Macatawa Bank Corp.	853	6,824
Mack-California Realty Corp., REIT	1,705	58,260
Maguire Properties, Inc., REIT	1,276	15,529
MainSource Financial Group, Inc.	928	14,384
Markel Corp. *	256	93,952
MarketAxess Holdings, Inc. *	1,066	8,059
Marsh & McLennan Companies, Inc.	13,992	371,488
Marshall & Ilsley Corp.	6,816	104,489
Max Re Capital, Ltd.	1,467	31,291
MB Financial, Inc.	1,047	23,526
MBIA, Inc.	3,412	14,979
Meadowbrook Insurance Group, Inc.	1,297	6,874
Medical Properties Trust, Inc., REIT (a)	1,424	14,411
Mercury General Corp.	1,379	64,427
Merrill Lynch & Company, Inc.	22,286	706,689
Meruelo Maddux Properties, Inc. *	2,531	5,518
MetLife, Inc.	19,185	1,012,392
MF Global, Ltd. *	3,054	19,271
MFA Mortgage Investments, Inc., REIT	3,159	20,597
MGIC Investment Corp.	2,204	13,466
Mid-America Apartment Communities, Inc., REIT	724	36,953
Midwest Banc Holdings, Inc.	1,110	5,406
Monmouth Real Estate Investment Corp.	1,865	11,936
Montpelier Re Holdings, Ltd.	2,562	37,789
Morgan Stanley	27,446	989,977

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Nara Bancorp, Inc.	1,101	$11,814
NASB Financial, Inc.	392	6,970
Nasdaq Stock Market, Inc. *	2,969	78,827
National City Corp.	16,591	79,139
National Financial Partners Corp. (a)	1,009	19,998
National Health Investments, Inc., REIT	756	21,554
National Interstate Corp.	566	10,403
National Penn Bancshares, Inc.	2,406	31,952
National Retail Properties, Inc., REIT	1,821	38,059
National Western Life Insurance Company, Class A	126	27,531
Nationwide Financial Services, Inc., Class A	3,596	172,644
Nationwide Health Properties, Inc., REIT	2,355	74,159
Navigators Group, Inc. *	512	27,674
NBT Bancorp, Inc.	926	19,085
Nelnet, Inc., Class A (a)	1,614	18,125
New York Community Bancorp, Inc.	8,305	148,161
NewAlliance Bancshares, Inc.	3,321	41,446
Newcastle Investment Corp., REIT	1,384	9,702
NewStar Financial, Inc. *	1,169	6,909
NexCen Brands, Inc. *	1,568	878
Northeast Community Bancorp, Inc.	895	10,060
Northern Trust Corp.	5,677	389,272
Northfield Bancorp, Inc. * (a)	1,439	15,469
NorthStar Realty Finance Corp., REIT (a)	1,799	14,968
Northwest Bancorp, Inc.	1,418	30,941
NYMAGIC, Inc.	422	8,086
Nymex Holdings, Inc.	2,377	200,809
NYSE Euronext	6,910	350,061
OceanFirst Financial Corp.	892	16,101
Och-Ziff Capital Management Group LLC., Class A (a)	9,207	175,025
Ocwen Financial Corp. *	1,880	8,742
Odyssey Re Holdings Corp.	1,850	65,675
Old National Bancorp	1,870	26,666
Old Republic International Corp.	6,055	71,691
Omega Healthcare Investors, REIT	1,841	30,653
OneBeacon Insurance Group, Ltd.	2,717	47,738
optionsXpress Holdings, Inc.	1,655	36,973
Oriental Financial Group, Inc.	824	11,750
Oritani Financial Corp. *	1,515	24,240
Pacific Capital Bancorp (a)	1,300	17,914
PacWest Bancorp	829	12,336
Park National Corp.	426	22,961
Parkway Properties, Inc., REIT	470	15,853
PartnerRe, Ltd.	1,337	92,427
Peapack Gladstone Financial Corp.	661	14,522
Pennsylvania Real Estate Investment Trust, REIT	1,017	23,533
Penson Worldwide, Inc. *	779	9,309
Peoples Bancorp, Inc.	533	10,116
People’s United Financial, Inc.	7,700	120,120
PFF Bancorp, Inc. (a)	832	899
Philadelphia Consolidated Holding Corp. *	1,859	63,150
Phoenix Companies, Inc.	3,145	23,933
Pinnacle Financial Partners, Inc. *	535	10,748
Piper Jaffray Companies, Inc. *	526	15,428

The accompanying notes are an integral part of the financial statements.

95

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Platinum Underwriters Holdings, Ltd.	1,381	$45,034
PMA Capital Corp., Class A *	1,380	12,710
PMI Group, Inc.	2,291	4,467
PNC Financial Services Group, Inc.	8,727	498,312
Popular, Inc.	7,255	47,810
Portfolio Recovery Associates, Inc. * (a)	426	15,975
Post Properties, Inc., REIT	1,149	34,183
PremierWest Bancorp	1,126	6,576
Presidential Life Corp.	910	14,032
Primus Guaranty, Ltd. *	1,458	4,243
Principal Financial Group, Inc.	6,753	283,423
PrivateBancorp, Inc.	603	18,319
ProAssurance Corp. *	868	41,759
ProCentury Corp.	816	12,925
Progressive Corp.	18,061	338,102
ProLogis, REIT	6,583	357,786
Prosperity Bancshares, Inc.	1,185	31,675
Protective Life Corp.	1,735	66,017
Provident Bankshares Corp.	1,083	6,910
Provident Financial Services, Inc.	1,890	26,479
Provident New York Bancorp	1,368	15,130
Prudential Financial, Inc.	11,738	701,228
PS Business Parks, Inc., REIT	664	34,262
Public Storage, Inc., REIT	4,387	354,426
Pzena Investment Management, Inc. (a)	1,855	23,670
Radian Group, Inc.	2,280	3,306
RAIT Financial Trust, REIT	1,775	13,170
Ramco-Gershenson Properties Trust, REIT	564	11,585
Raymond James Financial, Inc.	3,069	80,991
Reading International, Inc. *	1,170	9,067
Realty Income Corp., REIT	2,541	57,833
Redwood Trust, Inc., REIT	756	17,229
Regency Centers Corp., REIT	1,726	102,041
Regions Financial Corp.	17,951	195,845
Reinsurance Group of America, Inc.	1,558	67,804
RenaissanceRe Holdings, Ltd.	1,742	77,815
Renasant Corp. (a)	750	11,047
Republic Bancorp, Inc., Class A	764	18,794
Resource Capital Corp., REIT (a)	1,026	7,397
RLI Corp.	627	31,018
Rockville Financial, Inc.	1,128	14,168
Roma Financial Corp. (a)	1,136	14,882
Royal Bank of Canada	867	38,729
S & T Bancorp, Inc.	692	20,110
SAFECO Corp.	2,334	156,751
Safety Insurance Group, Inc.	517	18,431
Sanders Morris Harris Group, Inc. (a)	1,270	8,611
Sandy Spring Bancorp, Inc.	579	9,600
Santander Bancorp	1,507	15,989
Saul Centers, Inc., REIT	463	21,756
SCBT Financial Corp.	433	12,366
SCPIE Holdings, Inc. *	415	11,616
SeaBright Insurance Holdings, Inc. *	879	12,728
Seacoast Banking Corp. of Florida	814	6,317
Security Capital Assurance, Ltd. (a)	1,776	515
Selective Insurance Group, Inc.	1,482	27,802

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Senior Housing Properties Trust, REIT	2,164	$42,263
Shore Bancshares, Inc.	690	12,917
Signature Bank *	871	22,437
Simmons First National Corp., Class A	545	15,244
Simon Property Group, Inc., REIT	5,753	517,137
SL Green Realty Corp., REIT	1,513	125,155
SLM Corp. *	10,723	207,490
Smithtown Bancorp, Inc.	703	11,424
Southside Bancshares, Inc.	642	11,838
Sovereign Bancorp, Inc.	12,440	91,558
Sovran Self Storage, Inc., REIT	626	26,017
Stancorp Financial Group, Inc.	1,249	58,653
State Auto Financial Corp.	1,162	27,807
State Bancorp, Inc.	1,046	13,075
State Street Corp.	10,000	639,900
StellarOne Corp.	825	12,045
Sterling Bancorp	970	11,591
Sterling Bancshares, Inc.	2,005	18,225
Sterling Financial Corp.	1,486	6,152
Stewart Information Services Corp.	568	10,985
Stifel Financial Corp. *	690	23,729
Strategic Hotel Cap, Inc., REIT	2,023	18,956
Stratus Properties, Inc. *	332	5,773
Student Loan Corp.	525	51,492
Suffolk Bancorp	471	13,838
Sun Bancorp, Inc. of New Jersey *	1,134	11,510
Sun Communities, Inc., REIT	686	12,506
Sunstone Hotel Investors, Inc., REIT	1,717	28,502
SunTrust Banks, Inc.	8,980	325,256
Superior Bancorp * (a)	456	3,871
Susquehanna Bancshares, Inc.	2,359	32,295
SVB Financial Group *	861	41,423
SWS Group, Inc.	871	14,467
Synovus Financial Corp. (a)	8,441	73,690
T. Rowe Price Group, Inc.	6,861	387,441
Tanger Factory Outlet Centers, Inc., REIT	831	29,858
Taubman Centers, Inc., REIT	1,334	64,899
Taylor Capital Group, Inc.	532	3,985
TCF Financial Corp.	3,221	38,749
TD Ameritrade Holding Corp. *	15,582	281,878
Texas Capital Bancshares, Inc. *	861	13,776
TFS Financial Corp.	8,762	101,552
The Blackstone Group LP (a)	6,676	121,570
The First Marblehead Corp.	2,453	6,304
The Macerich Company, REIT	1,839	114,257
The South Financial Group, Inc.	2,151	8,432
The St. Joe Company, REIT (a)	1,933	66,341
The Travelers Companies, Inc.	16,690	724,346
Thomas Properties Group, Inc.	898	8,836
Thomas Weisel Partners Group, Inc. *	884	4,835
Thornburg Mortgage, Inc., REIT	3,481	703
Tierone Corp. (a)	614	2,818
Tompkins Trustco, Inc.	354	13,169
Torchmark Corp.	2,312	135,599
Tower Group, Inc.	701	14,854
TowneBank/Portsmouth VA	846	12,741

The accompanying notes are an integral part of the financial statements.

96

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Tradestation Group, Inc. *	1,306	$13,256
Transatlantic Holdings, Inc.	1,700	95,999
Trico Bancshares	759	8,311
TrustCo Bank Corp., NY	2,123	15,753
Trustmark Corp.	1,569	27,693
U.S. Bancorp	44,680	1,246,125
U.S. Global Investors, Inc.	504	8,442
UCBH Holdings, Inc. (a)	2,882	6,484
UDR, Inc., REIT	3,504	78,420
UMB Financial Corp.	1,131	57,986
Umpqua Holdings Corp.	1,696	20,572
UnionBanCal Corp.	3,475	140,459
United America Indemnity, Ltd. *	1,229	16,432
United Bankshares, Inc.	1,213	27,838
United Capital Corp. *	431	8,275
United Community Banks, Inc. (a)	1,369	11,678
United Community Financial Corp.	1,693	6,349
United Financial Bancorp, Inc.	1,321	14,756
United Fire & Casualty Company	756	20,359
United Security Bancshares	595	8,651
Unitrin, Inc.	1,687	46,511
Universal American Financial Corp. *	1,978	20,215
Universal Health Realty Income Trust, REIT	413	12,390
Univest Corp. of Pennsylvania	535	10,625
Unum Group	9,293	190,042
Urstadt Biddle Properties, Inc., REIT	987	15,052
U-Store-It Trust, REIT	1,894	22,633
Validus Holdings, Ltd.	1,863	39,589
Valley National Bancorp	3,307	52,151
Ventas, Inc., REIT	3,455	147,079
ViewPoint Financial Group	1,116	16,428
Virginia Commerce Bancorp, Inc. *	1,075	5,579
Vornado Realty Trust, REIT	3,895	342,760
W. P. Carey & Company LLC (a)	1,048	30,088
W.R. Berkley Corp.	4,629	111,837
Wachovia Corp.	51,463	799,220
Waddell & Reed Financial, Inc., Class A	2,163	75,727
Washington Federal, Inc.	2,272	41,123
Washington Mutual, Inc.	22,462	110,738
Washington Real Estate Investment Trust, REIT	1,219	36,631
Washington Trust Bancorp, Inc.	577	11,367
Wauwatosa Holdings, Inc. * (a)	1,148	12,192
Webster Financial Corp.	1,461	27,175
Weingarten Realty Investors, REIT	2,159	65,461
Wells Fargo & Company	87,733	2,083,659
WesBanco, Inc.	823	14,114
Wesco Financial Corp.	187	71,434
West Bancorp. (a)	1,021	8,883
WestAmerica Bancorp	794	41,756
Western Alliance Bancorp * (a)	806	6,255
Westfield Financial, Inc.	1,601	14,489
Westwood Holdings Group, Inc.	310	12,338
White Mountains Insurance Group, Ltd.	262	112,398
Whitney Holding Corp.	1,815	33,214
Wilmington Trust Corp.	1,731	45,768

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Financial (continued)
Wilshire Bancorp, Inc.	1,210	$10,370
Winthrop Realty Trust, REIT	2,234	8,042
Wintrust Financial Corp.	708	16,886
World Acceptance Corp. *	550	18,518
WP Stewart & Company, Ltd. (a)	1,794	2,727
WSFS Financial Corp.	265	11,819
XL Capital, Ltd., Class A	4,608	94,740
Zenith National Insurance Corp.	955	33,578
Zions Bancorp	2,745	86,440
		62,666,921

Industrial - 11.19%
3M Company	18,658	1,298,410
A. M. Castle & Company	563	16,107
A.O. Smith Corp.	828	27,183
Aaon, Inc.	712	13,713
AAR Corp. *	1,067	14,437
Actuant Corp., Class A	1,452	45,520
Acuity Brands, Inc.	1,068	51,349
Advanced Battery Technologies, Inc. * (a)	1,738	10,028
Advanced Energy Industries, Inc. *	1,319	18,070
Aecom Technology Corp. *	2,543	82,724
AEP Industries, Inc. *	343	5,958
Aerovironment, Inc. *	672	18,265
AGCO Corp. *	2,352	123,268
Air Transport Services Group Inc *	2,265	2,265
Aircastle, Ltd.	1,899	15,971
Alamo Group, Inc.	564	11,613
Albany International Corp., Class A	811	23,519
Alexander & Baldwin, Inc.	1,098	50,014
Alliant Techsystems, Inc. *	808	82,157
Allied Waste Industries, Inc. *	9,253	116,773
Altra Holdings, Inc. *	911	15,314
AMERCO, Inc. * (a)	538	25,652
American Commercial Lines, Inc. *	1,353	14,788
American Ecology Corp.	620	18,309
American Railcar Industries, Inc. (a)	744	12,484
American Science & Engineering, Inc. (a)	258	13,295
American Superconductor Corp. * (a)	1,173	42,052
Ameron International Corp.	240	28,795
AMETEK, Inc.	2,709	127,919
Ampco-Pittsburgh Corp.	389	17,303
Amphenol Corp., Class A	4,596	206,268
Analogic Corp.	354	22,327
Apogee Enterprises, Inc.	889	14,366
Applied Biosystems, Inc. *	4,256	142,491
Applied Energetics, Inc. * (a)	2,707	4,304
Applied Industrial Technologies, Inc.	1,173	28,351
AptarGroup, Inc.	1,784	74,839
Argon ST, Inc. *	746	18,501
Arkansas Best Corp. (a)	772	28,286
Armstrong World Industries, Inc. *	1,454	42,486
Arrow Electronics, Inc. *	3,158	97,014
Astec Industries, Inc. *	649	20,859
Astronics Corp. *	269	3,742
Atlas Air Worldwide Holdings, Inc. *	611	30,220
Avnet, Inc. *	3,840	104,755

The accompanying notes are an integral part of the financial statements.

97

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value A
COMMON STOCKS (continued)

Industrial (continued)
AVX Corp.	4,577	$51,766
Axsys Technologies, Inc. *	322	16,757
AZZ, Inc. *	360	14,364
Badger Meter, Inc. (a)	399	20,161
Baldor Electric Company	1,202	42,046
Ball Corp.	2,539	121,212
Barnes Group, Inc.	1,377	31,795
BE Aerospace, Inc. *	2,405	56,012
Bel Fuse, Inc., Class B	449	11,095
Belden, Inc.	1,172	39,707
Bemis Company, Inc.	2,520	56,498
Benchmark Electronics, Inc. *	1,932	31,569
Black & Decker Corp.	1,586	91,211
Blout International, Inc. *	1,314	15,256
Boeing Company	20,090	1,320,315
Briggs & Stratton Corp.	1,438	18,234
Brinks Company	1,233	80,663
Bristow Group, Inc. *	627	31,030
Bucyrus International, Inc., Class A	1,886	137,716
Builders FirstSource, Inc. * (a)	1,137	6,037
Burlington Northern Santa Fe Corp.	9,051	904,104
Bway Holding Company *	932	8,025
C.H. Robinson Worldwide, Inc.	4,367	239,486
Calgon Carbon Corp. *	1,130	17,470
Capital Product Partners LP	695	13,789
Carlisle Companies, Inc.	1,608	46,632
Cascade Corp.	360	15,235
Casella Waste Systems, Inc., Class A *	938	11,434
Caterpillar, Inc.	16,692	1,232,203
Celadon Group, Inc. *	960	9,590
Ceradyne, Inc. *	717	24,593
Chart Industries, Inc. *	753	36,626
Chase Corp.	415	7,777
Checkpoint Systems, Inc. *	1,166	24,346
Circor International, Inc.	459	22,486
Clarcor, Inc.	1,310	45,981
Clean Harbors, Inc. *	523	37,164
Cognex Corp.	1,302	30,011
Columbus McKinnon Corp. *	529	12,738
Comfort Systems USA, Inc.	1,174	15,779
Commercial Metals Company	3,049	114,947
Con-way, Inc.	1,121	52,978
Cooper Industries, Ltd., Class A	8,237	325,361
Crane Company	1,567	60,377
Crown Holdings, Inc. *	4,118	107,027
CSX Corp.	10,839	680,798
CTS Corp.	1,359	13,658
Cubic Corp.	759	16,911
Cummins, Inc.	5,279	345,880
Curtiss-Wright Corp.	1,159	51,854
Cymer, Inc. *	818	21,988
Daktronics, Inc.	1,186	23,922
Danaher Corp.	8,171	631,618
Darling International, Inc. *	2,134	35,254
Deere & Company	11,401	822,354
Dionex Corp. *	523	34,712

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Industrial (continued)
Dolby Laboratories, Inc., Class A *	2,843	$114,573
Donaldson Company, Inc.	2,046	91,333
Dover Corp.	5,075	245,478
Drew Industries, Inc. *	580	9,251
DRS Technologies, Inc.	1,045	82,262
Ducommun, Inc. *	360	8,266
DXP Enterprises, Inc. *	214	8,911
Dycom Industries, Inc. *	1,168	16,959
Dynamex, Inc. *	463	12,413
Dynamic Materials Corp.	318	10,478
Eagle Bulk Shipping, Inc. (a)	1,242	36,726
Eagle Materials, Inc. (a)	1,118	28,319
Eastman Kodak Company	7,354	106,118
Eaton Corp.	3,766	319,997
Electro Scientific Industries, Inc. *	968	13,717
EMCOR Group, Inc. *	1,730	49,357
Emerson Electric Company	20,549	1,016,148
Encore Wire Corp.	728	15,426
Energizer Holdings, Inc. *	1,457	106,492
Energy Conversion Devices, Inc. *	1,066	78,500
EnergySolutions, Inc.	2,232	49,885
Enersys *	1,306	44,704
ENGlobal Corp. *	883	12,574
EnPro Industries, Inc. *	656	24,495
ESCO Technologies, Inc. *	710	33,313
Esterline Technologies Corp. *	772	38,029
Excel Maritime Carriers, Ltd. (a)	528	20,724
Excel Technology, Inc. *	506	11,294
Expeditors International of Washington, Inc.	5,528	237,704
FARO Technologies, Inc. *	531	13,365
Federal Signal Corp.	1,474	17,688
FedEx Corp.	7,871	620,156
FEI Company *	1,021	23,258
FLIR Systems, Inc. *	3,460	140,372
Flow International Corp. *	1,391	10,850
Flowserve Corp.	1,467	200,539
Fluor Corp.	2,267	421,843
FMC Technologies, Inc. *	3,353	257,946
Forward Air Corp.	832	28,787
Foster Wheeler, Ltd. *	3,722	272,264
Franklin Electric, Inc.	719	27,883
Freightcar America, Inc.	389	13,810
Fuel Tech, Inc. *	720	12,686
Gardner Denver, Inc. *	1,364	77,475
Garmin, Ltd. (a)	5,587	239,347
GATX Corp.	1,238	54,881
Gehl Company *	482	7,129
Genco Shipping & Trading, Ltd. (a)	757	49,356
GenCorp, Inc. *	1,653	11,835
General Cable Corp. *	1,347	81,965
General Dynamics Corp.	10,406	876,185
General Electric Company	262,285	7,000,387
General Maritime Corp. (a)	820	21,304
Genesee & Wyoming, Inc., Class A *	998	33,952
GenTek, Inc. *	445	11,966
Gentex Corp.	3,759	54,280

The accompanying notes are an integral part of the financial statements.

98

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Industrial (continued)
Gerber Scientific, Inc. *	1,075	$12,234
Goodrich Corp.	3,182	151,018
Gorman-Rupp Company	515	20,518
Graco, Inc.	1,595	60,722
GrafTech International, Ltd. *	2,745	73,648
Granite Construction, Inc.	1,070	33,737
Graphic Packaging Holding Company *	6,396	12,920
Greatbatch, Inc. *	686	11,868
Greenbrier Company, Inc.	617	12,525
Greif, Inc., Class A	1,220	78,117
Griffon Corp. *	878	7,691
GulfMark Offshore, Inc. *	671	39,039
Hardinge, Inc.	521	6,862
Harsco Corp.	2,159	117,471
Haynes International, Inc. *	347	19,970
Heartland Express, Inc.	2,649	39,497
HEICO Corp., Class A	738	19,616
Herley Industries, Inc. *	997	13,240
Hexcel Corp. *	2,453	47,343
Honeywell International, Inc.	19,407	975,784
Horizon Lines, Inc. (a)	920	9,154
Hub Group, Inc., Class A *	1,073	36,621
Hubbell, Inc., Class B	1,495	59,606
Hurco Companies, Inc. *	230	7,105
ICx Technologies, Inc. *	1,324	9,665
IDEX Corp.	2,055	75,706
II-VI, Inc. *	797	27,831
Illinois Tool Works, Inc.	14,059	667,943
Ingersoll-Rand Company, Ltd., Class A	8,147	304,942
Innovative Solutions & Support, Inc. * (a)	612	3,947
Insituform Technologies, Inc., Class A *	910	13,859
Integrated Electrical Services, Inc. *	564	9,701
Interline Brands, Inc. *	979	15,595
Intermec, Inc. *	1,653	34,845
Intevac, Inc. *	690	7,783
iRobot Corp. *	742	10,195
Itron, Inc. * (a)	796	78,287
ITT Corp.	4,655	294,801
J.B. Hunt Transport Services, Inc.	3,245	107,994
Jabil Circuit, Inc.	5,344	87,695
Jacobs Engineering Group, Inc. *	3,094	249,686
Joy Global, Inc.	2,784	211,111
Kadant, Inc. *	468	10,577
Kaman Corp., Class A	675	15,363
Kansas City Southern *	1,987	87,408
Kaydon Corp.	731	37,581
KBR, Inc.	4,349	151,824
Keithley Instruments, Inc.	970	9,215
Kemet Corp. *	2,827	9,159
Kennametal, Inc.	1,970	64,124
Key Technology, Inc. *	241	7,666
Kirby Corp. *	1,347	64,656
KLA-Tencor Corp.	4,638	188,813
Knight Transportation, Inc.	2,283	41,779
Koppers Holdings, Inc.	544	22,777
Kratos Defense & Security Solutions, Inc. *	3,455	6,772

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Industrial (continued)
K-Sea Transportation Partners LP	482	$15,361
K-Tron International, Inc. *	112	14,515
L.B. Foster Company *	310	10,292
L-1 Identity Solutions, Inc. * (a)	2,141	28,518
LaBarge, Inc. *	815	10,595
Ladish Company, Inc. *	464	9,554
Lancaster Colony Corp.	861	26,071
Landstar Systems, Inc.	1,385	76,480
Lawson Products, Inc.	428	10,606
Layne Christensen Company *	514	22,508
Leggett & Platt, Inc.	4,324	72,513
Lennox International, Inc.	1,658	48,016
Lincoln Electric Holdings, Inc.	1,117	87,908
Lindsay Corp.	308	26,171
Littelfuse, Inc. *	671	21,170
LMI Aerospace, Inc. *	414	7,274
Lockheed Martin Corp.	10,695	1,055,169
LSB Industries, Inc. *	587	11,623
Manitowoc Company, Inc.	3,319	107,967
Marten Transport, Ltd. *	844	13,479
Martin Marietta Materials, Inc.	1,052	108,977
Martin Midstream Partners LP *	513	16,893
Masco Corp.	9,447	148,601
Matthews International Corp., Class A	854	38,652
McDermott International, Inc. *	5,818	360,076
Measurement Specialties, Inc. *	609	10,712
Medis Technologies, Ltd. * (a)	1,116	3,761
Metalico, Inc. *	1,061	18,589
Methode Electronics, Inc.	1,087	11,359
Metropolitan Pro Corp.	1,203	16,060
Mettler-Toledo International, Inc. *	920	87,271
Michael Baker Corp. *	268	5,864
Middleby Corp. *	458	20,111
Mine Safety Appliances Company	945	37,791
Molex, Inc.	4,713	115,044
Moog, Inc., Class A *	1,122	41,783
Mueller Industries, Inc.	1,020	32,844
Mueller Water Products, Inc., Class B	3,078	26,286
Multi-Fineline Electronix, Inc. *	765	21,168
Myers Indiana, Inc.	1,042	8,492
NACCO Industries, Inc., Class A	236	17,547
Nalco Holding Company	3,749	79,291
National Instruments Corp.	2,103	59,662
Navios Maritime Partners LP	838	12,193
NCI Building Systems, Inc. *	580	21,303
Nordson Corp.	900	65,601
Norfolk Southern Corp.	9,992	626,199
Northrop Grumman Corp.	8,722	583,502
Northwest Pipe Company *	324	18,079
OceanFreight, Inc.	499	11,562
Old Dominion Freight Lines, Inc. *	1,043	31,311
Orbital Sciences Corp., Class A *	1,606	37,837
OSG America LP	1,060	14,469
OSI Systems, Inc. *	625	13,388
Overseas Shipholding Group, Inc.	784	62,344
Owens Corning, Inc. *	3,355	76,326

The accompanying notes are an integral part of the financial statements.

99

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Industrial (continued)
Owens-Illinois, Inc. *	4,066	$169,512
OYO Geospace Corp. *	209	12,318
Pacer International, Inc.	1,166	25,081
Packaging Corp. of America	2,644	56,872
Pactiv Corp. *	3,348	71,078
Pall Corp.	3,136	124,436
Park Electrochemical Corp.	605	14,708
Parker-Hannifin Corp.	4,347	310,028
Park-Ohio Holdings Corp. *	427	6,303
Patriot Transportation Holding, Inc. * (a)	166	13,280
Peerless Manufacturing Company *	276	12,936
Pentair, Inc.	2,541	88,986
Perini Corp. *	762	25,184
PerkinElmer, Inc.	3,066	85,388
PHI, Inc. *	497	19,964
Plexus Corp. *	1,259	34,849
Polypore International, Inc. *	1,099	27,838
Powell Industries, Inc. *	358	18,047
Power-One, Inc. *	3,350	6,332
PowerSecure International, Inc. *	674	4,893
Precision Castparts Corp.	3,543	341,439
Presstek, Inc. *	1,622	8,045
Quanex Building Products Corp.	960	14,266
Quixote Corp.	691	5,687
Raven Industries, Inc.	515	16,882
RBC Bearings, Inc. *	587	19,559
Reddy Ice Holdings, Inc.	720	9,850
Regal-Beloit Corp.	881	37,222
Republic Services, Inc.	4,606	136,798
Robbins & Myers, Inc.	914	45,581
Rockwell Automation, Inc.	3,840	167,923
Rockwell Collins, Inc.	4,176	200,281
Rofin-Sinar Technologies, Inc. *	842	25,428
Rogers Corp. *	559	21,013
Roper Industries, Inc.	2,262	149,021
Ryder Systems, Inc.	1,463	100,771
Saia, Inc. *	560	6,115
Sauer-Danfoss, Inc.	1,421	44,264
Sealed Air Corp.	4,142	78,739
Shaw Group, Inc. *	2,074	128,152
Ship Finance International, Ltd. (a)	1,754	51,796
Silgan Holdings, Inc.	1,000	50,740
Simpson Manufacturing Company, Inc. (a)	1,312	31,147
Sims Group, Ltd.	1,414	56,419
Snap-on, Inc.	1,463	76,091
Sonic Solutions *	988	5,888
Sonoco Products Company	2,545	78,768
Spirit Aerosystems Holdings, Inc., Class A *	3,633	69,681
SPX Corp.	1,343	176,913
Standex International Corp.	604	12,527
Stanley Works	2,096	93,964
Stanley, Inc. *	605	20,280
Stericycle, Inc. *	2,227	115,136
Sterling Construction Company, Inc. *	440	8,738
Stoneridge, Inc. *	1,083	18,476
Sturm Ruger & Company, Inc. *	898	6,340

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Industrial (continued)
Sun Hydraulics, Inc.	495	$15,974
TAL International Group, Inc.	891	20,261
Taser International, Inc. * (a)	1,705	8,508
TBS International, Ltd. *	750	29,963
Technitrol, Inc.	1,224	20,796
Tecumseh Products Company, Class A *	608	19,930
Teekay LNG Partners LP *	1,112	29,279
Teekay Shipping Corp.	1,811	81,821
Teledyne Technologies, Inc. *	916	44,692
Teleflex, Inc.	997	55,423
Tennant Company	507	15,245
Terex Corp. *	2,600	133,562
Texas Industries, Inc.	674	37,832
Textainer Group Holdings, Ltd.	1,273	24,862
Textron, Inc.	6,454	309,340
Thermo Fisher Scientific, Inc. *	10,870	605,785
Timken Company	2,438	80,308
TransDigm Group, Inc. *	1,224	41,114
Tredegar Industries, Inc.	1,158	17,023
TriMas Corp. *	1,226	7,344
Trinity Industries, Inc.	2,051	71,149
Triumph Group, Inc.	462	21,760
TTM Technologies, Inc. *	1,448	19,128
TurboChef Technologies, Inc. *	1,018	4,866
Tyco Electronics, Ltd.	12,860	460,645
Tyco International, Ltd.	12,791	512,152
U.S. Shipping Partners LP *	803	1,526
Ultralife Batteries, Inc. *	537	5,741
Union Pacific Corp.	13,580	1,025,290
United Parcel Service, Inc., Class B	27,206	1,672,353
United Technologies Corp.	25,820	1,593,094
Universal Display Corp. * (a)	1,093	13,466
Universal Forest Products, Inc.	590	17,676
Universal Truckload Services, Inc. * (a)	570	12,551
URS Corp. *	2,043	85,745
USG Corp. *	2,545	75,256
UTI Worldwide, Inc.	2,535	50,573
Valmont Industries, Inc.	675	70,396
Varian, Inc. *	802	40,950
Vicor Corp.	1,302	12,994
Vishay Intertechnology, Inc. *	4,903	43,490
Vulcan Materials Company	2,768	165,471
W.H. Brady Company, Class A	1,413	48,791
Wabtec Corp.	1,265	61,504
Waste Connections, Inc. *	1,643	52,461
Waste Management, Inc.	12,982	489,551
Waters Corp. *	2,564	165,378
Watts Water Technologies, Inc., Class A	1,096	27,290
Werner Enterprises, Inc.	1,932	35,897
Woodward Governor Company	1,834	65,400
Worthington Industries, Inc.	2,158	44,239
X-Rite, Inc. *	1,267	3,244
YRC Worldwide, Inc. *	1,635	24,312
Zebra Technologies Corp., Class A *	1,796	58,621
Zygo Corp. *	922	9,063
		46,446,973

The accompanying notes are an integral part of the financial statements.

100

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology - 11.05%
3D Systems Corp. * (a)	736	$6,992
ACI Worldwide, Inc. *	1,062	18,681
Actel Corp. *	1,034	17,423
Activision, Inc. *	7,553	257,331
Actuate Corp. *	1,884	7,366
Acxiom Corp.	2,274	26,128
Adobe Systems, Inc. *	14,854	585,099
Advanced Analogic Technologies, Inc. *	1,668	6,889
Advanced Micro Devices, Inc. * (a)	15,854	92,429
Advent Software, Inc. *	721	26,014
Affiliated Computer Services, Inc., Class A *	2,554	136,613
Agilent Technologies, Inc. *	10,046	357,035
Agilysys, Inc.	989	11,215
Allscripts Healthcare Solution, Inc. * (a)	1,609	19,968
Altera Corp.	8,639	178,827
American Reprographics Company *	1,301	21,662
American Software, Inc., Class A	1,132	6,384
Amkor Technology, Inc. *	4,864	50,634
Anadigics, Inc. *	1,721	16,952
Analog Devices, Inc.	7,952	252,635
Ansoft Corp. *	726	26,426
ANSYS, Inc. *	2,021	95,230
Apple, Inc. *	22,726	3,805,241
Applied Materials, Inc.	35,807	683,556
Applied Micro Circuits Corp. *	2,195	18,789
Aspen Technology, Inc. *	2,401	31,933
Atmel Corp. *	12,229	42,557
ATMI, Inc. *	1,044	29,148
AuthenTec, Inc. *	822	8,565
Autodesk, Inc. *	5,979	202,150
Automatic Data Processing, Inc.	13,718	574,784
Avid Technology, Inc. * (a)	1,141	19,386
Axcelis Technologies, Inc. *	3,048	14,874
Blackbaud, Inc.	1,264	27,050
Blackboard, Inc. *	829	31,693
BMC Software, Inc. *	5,046	181,656
Bookham, Inc *	4,970	8,399
Borland Software Corp. * (a)	3,134	4,262
Bottomline Technologies, Inc. *	1,024	9,964
Broadcom Corp., Class A *	13,992	381,842
Broadridge Financial Solutions, Inc.	3,576	75,275
Brocade Communications Systems, Inc. *	10,202	84,064
Brooks Automation, Inc. *	2,030	16,788
CA, Inc.	13,347	308,182
Cabot Microelectronics Corp. * (a)	638	21,150
CACI International, Inc., Class A *	783	35,838
Cadence Design Systems, Inc. *	6,922	69,912
Cavium Networks, Inc. *	1,101	23,121
Cerner Corp. *	2,063	93,206
Ceva, Inc. *	894	7,125
CIBER, Inc. *	2,213	13,743
Cirrus Logic, Inc. *	2,717	15,107
Citrix Systems, Inc. *	4,896	143,991
Cogent, Inc. *	2,647	30,096
Cognizant Technology Solutions Corp., Class A *	7,470	242,850

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology (continued)
Cohu, Inc.	860	$12,625
Commvault Systems, Inc. *	1,206	20,068
Computer Sciences Corp. *	4,414	206,752
Compuware Corp. *	7,589	72,399
COMSYS IT Partners, Inc. *	677	6,174
Concur Technologies, Inc. *	1,164	38,680
Cray, Inc. *	1,501	6,965
Cree, Inc. *	2,268	51,733
CSG Systems International, Inc. *	1,097	12,089
Cypress Semiconductor Corp. *	3,963	98,084
Data Domain, Inc. *	1,510	35,228
Dell, Inc. *	58,060	1,270,353
Deltek, Inc. *	1,179	8,937
DemandTec, Inc. *	790	5,933
Diebold, Inc.	1,764	62,763
Digi International, Inc. *	954	7,489
Digimarc Corp. *	1,147	16,242
Diodes, Inc. *	1,072	29,630
DivX, Inc. *	1,043	7,656
Dot Hill Systems Corp. *	2,270	5,743
Double-Take Software, Inc. *	778	10,690
DSP Group, Inc. *	1,003	7,021
DST Systems, Inc. *	1,550	85,327
Ebix, Inc. *	124	9,637
Echelon Corp. * (a)	1,125	12,262
Eclipsys Corp. *	1,443	26,493
Electronic Arts, Inc. *	8,169	362,949
Electronic Data Systems Corp.	13,161	324,287
Electronics for Imaging, Inc. *	1,680	24,528
EMC Corp. *	54,477	800,267
Emcore Corp. *	1,391	8,708
Emulex Corp. *	2,235	26,038
Entegris, Inc. *	3,322	21,759
Entropic Communications, Inc. *	2,036	9,671
Epicor Software Corp. *	1,620	11,194
EPIQ Systems, Inc. *	894	12,695
Exar Corp. *	1,674	12,622
FactSet Research Systems, Inc.	1,261	71,070
Fair Isaac Corp.	1,307	27,146
Fairchild Semiconductor International, Inc. *	3,413	40,034
Falconstor Software, Inc. *	1,665	11,788
First Solar, Inc. *	2,027	553,006
Fiserv, Inc. *	4,252	192,913
FormFactor, Inc. *	1,333	24,567
Furmanite Corp. *	1,112	8,874
Guidance Software, Inc. *	970	9,263
Hewlett-Packard Company	66,927	2,958,843
Hittite Microwave Corp. *	880	31,346
Hutchinson Technology, Inc. * (a)	711	9,556
Igate Corp. *	1,701	13,829
IHS, Inc., Class A *	1,632	113,587
IKON Office Solutions, Inc.	3,331	37,574
Imation Corp.	1,152	26,404
Immersion Corp. *	939	6,395
IMS Health, Inc.	5,028	117,152
infoGROUP, Inc.	1,682	7,384

The accompanying notes are an integral part of the financial statements.

101

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology (continued)
Innerworkings, Inc. * (a)	1,379	$16,493
Integral Systems, Inc.	474	18,344
Integrated Device Technology, Inc. *	5,082	50,515
Integrated Silicon Solution, Inc. *	1,792	9,964
Intel Corp.	151,016	3,243,824
Interactive Intelligence, Inc. *	686	7,985
International Business Machines Corp.	35,436	4,200,229
International Rectifier Corp. *	1,846	35,443
Intersil Corp., Class A	3,383	82,275
Intervoice Brite, Inc. *	1,464	8,345
Intuit, Inc. *	8,683	239,390
IPG Photonics Corp. *	1,203	22,628
Isilon Systems, Inc. * (a)	1,888	8,383
IXYS Corp. *	1,392	16,620
Jack Henry & Associates, Inc.	2,347	50,789
JDA Software Group, Inc. *	836	15,132
Kopin Corp. *	3,819	10,961
Kulicke & Soffa Industries, Inc. *	1,889	13,771
L-3 Communications Holdings, Inc.	3,207	291,420
Lam Research Corp. *	3,178	114,885
Lattice Semiconductor Corp. *	3,796	11,881
Lawson Software, Inc. *	4,832	35,129
Lexmark International, Inc. *	2,450	81,903
Limelight Networks, Inc. *	2,316	8,847
Linear Technology Corp.	5,590	182,066
Liveperson, Inc. *	1,928	5,418
LSI Logic Corp. *	18,438	113,209
LTX Corp. *	2,383	5,243
Magma Design Automation, Inc. *	1,280	7,770
Manhattan Associates, Inc. *	734	17,418
ManTech International Corp. *	917	44,126
Marvell Technology Group, Ltd. *	15,222	268,821
MasterCard, Inc., Class A	3,420	908,078
Mattson Technology, Inc. *	1,852	8,816
Maxwell Technologies, Inc. *	1,109	11,778
MedAssets, Inc. *	1,175	20,034
MEMC Electronic Materials, Inc. *	5,919	364,255
Mentor Graphics Corp. *	2,461	38,884
Metavante Technologies, Inc. *	3,083	69,737
Micrel, Inc.	2,462	22,527
Microchip Technology, Inc.	5,504	168,092
Micron Technology, Inc. *	19,625	117,750
MICROS Systems, Inc. *	2,156	65,736
Microsemi Corp. *	2,047	51,543
Microsoft Corp.	243,391	6,695,686
MicroStrategy, Inc., Class A *	328	21,238
Microtune, Inc. *	1,931	6,681
Midway Games, Inc. *	3,160	6,952
MIPS Technologies, Inc., Class A *	1,646	6,173
MKS Instruments, Inc. *	1,682	36,836
MoneyGram International, Inc.	2,449	2,209
Monolithic Power Systems, Inc. *	917	19,826
Monotype Imaging Holdings, Inc. *	1,009	12,290
MSC Software Corp. *	1,474	16,185
MSCI, Inc. *	2,566	93,120
MTS Systems Corp.	582	20,882

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology (continued)
National Semiconductor Corp.	6,713	$137,885
NAVTEQ Corp. *	2,525	194,425
NCI, Inc. *	695	15,902
NCR Corp. *	4,604	116,021
NetApp, Inc. *	9,240	200,138
NETGEAR, Inc. *	980	13,583
Netlogic Microsystems, Inc. * (a)	647	21,480
Netscout Systems, Inc. *	1,170	12,496
Novell, Inc. *	9,230	54,365
Novellus Systems, Inc. *	2,968	62,892
Nuance Communications, Inc. * (a)	4,816	75,467
NVIDIA Corp. *	14,433	270,186
Omnicell, Inc. *	885	11,664
Omniture, Inc. * (a)	1,588	29,489
OmniVision Technologies, Inc. *	1,492	18,038
ON Semiconductor Corp. *	10,473	96,037
Opnet Technologies, Inc. *	996	8,964
Oracle Corp. *	132,756	2,787,876
Palm, Inc. *	2,964	15,976
Parametric Technology Corp. *	2,995	49,927
PDF Solutions, Inc. *	1,208	7,188
Pegasystems, Inc.	1,197	16,112
Pericom Semiconductor Corp. *	836	12,406
Perot Systems Corp., Class A *	3,415	51,259
Phase Forward, Inc. *	1,208	21,708
Phoenix Technology, Ltd. *	856	9,416
Photronics, Inc. *	1,284	9,039
Pitney Bowes, Inc.	5,540	188,914
PLX Technology, Inc. *	1,191	9,087
PMC-Sierra, Inc. *	6,217	47,560
Progress Software Corp. *	1,141	29,175
PROS Holdings, Inc. *	779	8,748
QAD, Inc.	1,331	9,011
QLogic Corp. *	3,593	52,422
Quality Systems, Inc.	804	23,541
Quantum Corp. *	6,775	9,146
Quest Software, Inc. *	2,702	40,017
Rackable Systems, Inc. *	1,013	13,574
Radiant Systems, Inc. *	1,129	12,114
RadiSys Corp. *	757	6,858
Rambus, Inc. *	2,781	53,034
Raytheon Company	11,090	624,145
Red Hat, Inc. *	4,997	103,388
Renaissance Learning, Inc. (a)	998	11,188
Rimage Corp. *	490	6,071
Riverbed Technology, Inc. *	1,859	25,505
Rubicon Technology, Inc. *	544	11,054
Rudolph Technologies, Inc. *	1,038	7,993
Salesforce.com, Inc. *	3,030	206,737
SanDisk Corp. *	5,934	110,966
Schawk, Inc., Class A	983	11,786
Seachange International, Inc. *	1,248	8,936
Seagate Technology	13,764	263,305
SEI Investments Company	5,091	119,740
Semitool, Inc. *	1,231	9,245
Semtech Corp. *	1,758	24,735

The accompanying notes are an integral part of the financial statements.

102

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology (continued)
SI International, Inc. *	529	$11,077
Sigma Designs, Inc. *	720	10,001
Silicon Graphics, Inc. *	457	2,609
Silicon Image, Inc. *	2,649	19,205
Silicon Laboratories, Inc. *	1,429	51,573
Silicon Storage Technology, Inc. *	3,647	10,102
SiRF Technology Holdings, Inc. *	1,529	6,605
Skyworks Solutions, Inc. *	4,275	42,194
Smart Modular Technologies (WWH), Inc. *	1,749	6,699
Smith Micro Software, Inc. *	909	5,181
Solera Holdings, Inc. *	1,758	48,626
Spansion, Inc. *	3,917	8,813
SPSS, Inc. *	536	19,494
SRA International, Inc., Class A *	1,496	33,600
Standard Microsystems Corp. *	690	18,734
STEC, Inc. *	1,569	16,114
Stratasys, Inc. *	672	12,405
Sun Microsystems, Inc. *	22,199	241,525
Super Micro Computer, Inc. *	1,155	8,524
Sybase, Inc. *	2,339	68,813
Sykes Enterprises, Inc. *	1,248	23,537
Synaptics, Inc. * (a)	775	29,241
Synchronoss Technologies, Inc. *	882	7,964
SYNNEX Corp. *	989	24,814
Synopsys, Inc. *	3,751	89,686
Syntax-Brillian Corp. * (a)	3,133	1,629
Syntel, Inc.	1,101	37,126
Take-Two Interactive Software, Inc. *	1,949	49,836
Taleo Corp. *	717	14,046
Techwell, Inc. *	815	10,041
Teradata Corp. *	4,604	106,537
Teradyne, Inc. *	4,595	50,867
Tessera Technologies, Inc. *	1,247	20,413
Texas Instruments, Inc.	36,252	1,020,856
Thomas & Betts Corp. *	1,503	56,889
THQ, Inc. *	1,853	37,542
Tier Technologies Inc., Class B *	1,347	10,789
Total Systems Services, Inc.	5,110	113,544
Trident Microsystems, Inc. *	1,654	6,037
Trimble Navigation, Ltd. *	3,146	112,312
Triquint Semiconductor, Inc. *	3,843	23,289
Tyler Technologies, Inc. *	1,117	15,158
Ultimate Software Group, Inc. *	692	24,656
Ultratech, Inc. *	1,078	16,731
Unisys Corp. *	9,345	36,913
Varian Semiconductor Equipment Associates, Inc. *	1,989	69,257
Veeco Instruments, Inc. *	1,061	17,061
VeriFone Holdings, Inc. * (a)	2,166	25,884
Virage Logic Corp. *	1,293	9,258
Virtusa Corp. *	743	7,527
VMware, Inc. Class A *	9,861	531,113
Volterra Semiconductor Corp. *	927	16,000
Western Digital Corp. *	5,702	196,890
Wind River Systems, Inc. *	2,388	26,005
Xerox Corp.	23,962	324,925

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Technology (continued)
Xilinx, Inc.	7,524	$189,981
Zoran Corp. *	1,517	17,749
		45,883,118

Utilities - 3.47%
AES Corp. *	17,396	334,177
AGL Resources, Inc.	1,862	64,388
Allegheny Energy, Inc.	4,307	215,824
Allete, Inc.	874	36,708
Alliant Energy Corp.	2,836	97,161
Ameren Corp.	5,285	223,186
American Electric Power Company, Inc.	10,178	409,461
American States Water Company	497	17,365
Aqua America, Inc. (a)	3,301	52,717
Aquila, Inc. *	10,577	39,875
Artesian Resources Corp., Class A	1,027	18,886
Atmos Energy Corp.	2,181	60,130
Avista Corp.	1,662	35,666
Black Hills Corp.	1,006	32,252
California Water Service Group	571	18,712
CenterPoint Energy, Inc.	8,158	130,936
Central Vermont Public Service Corp.	435	8,426
Cleco Corp.	1,622	37,841
CMS Energy Corp.	5,786	86,211
Connecticut Water Service, Inc.	941	21,078
Consolidated Edison, Inc.	6,921	270,542
Constellation Energy Group, Inc.	4,703	386,116
Dominion Resources, Inc.	14,846	705,037
DPL, Inc.	2,910	76,766
DTE Energy Company	4,144	175,871
Dynegy, Inc., Class A *	21,718	185,689
Edison International	8,418	432,517
El Paso Electric Company *	1,474	29,185
El Paso Pipeline Partners LP	2,176	44,934
Empire District Electric Company	1,024	18,985
Energen Corp.	1,787	139,440
Energy East Corp.	3,991	98,657
EnergySouth, Inc.	305	14,963
EnerNOC, Inc. *	537	9,639
Entergy Corp.	5,062	609,870
Exelon Corp.	17,144	1,542,274
FirstEnergy Corp.	7,891	649,666
FPL Group, Inc.	10,480	687,278
Great Plains Energy, Inc.	2,242	56,678
Hawaiian Electric Industries, Inc.	2,308	57,077
IDACORP, Inc.	1,276	36,864
Integrys Energy Group, Inc.	1,867	94,900
ITC Holdings Corp.	1,135	58,010
MDU Resources Group, Inc.	4,541	158,299
MGE Energy, Inc.	740	24,139
Middlesex Water Company	1,027	17,038
Mirant Corp. *	6,596	258,233
New Jersey Resources Corp.	1,075	35,099
Nicor, Inc.	1,052	44,805
NiSource, Inc.	6,896	123,576
Northeast Utilities	3,975	101,482
Northwest Natural Gas Company	734	33,955

The accompanying notes are an integral part of the financial statements.

103

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Utilities (continued)
NorthWestern Corp.	1,137	$28,903
NRG Energy, Inc. *	6,219	266,795
NSTAR	2,721	92,024
OGE Energy Corp.	2,352	74,582
ONEOK, Inc.	2,602	127,056
Ormat Technologies, Inc.	1,154	56,754
Otter Tail Corp.	884	34,326
Pepco Holdings, Inc.	5,121	131,354
PG&E Corp.	9,037	358,679
PICO Holdings, Inc. *	508	22,073
Piedmont Natural Gas, Inc.	1,919	50,201
Pike Electric Corp. *	989	16,427
Pinnacle West Capital Corp.	2,509	77,202
PNM Resources, Inc.	2,144	25,642
Portland General Electric Company	1,686	37,969
PPL Corp.	9,640	503,883
Progress Energy, Inc.	6,585	275,451
Public Service Enterprise Group, Inc.	12,970	595,712
Puget Energy, Inc.	3,025	72,570
Reliant Energy, Inc. *	8,893	189,154
SCANA Corp.	2,930	108,410
Sempra Energy	6,706	378,554
Sierra Pacific Resources	5,815	73,909
SJW Corp.	602	15,893
South Jersey Industries, Inc.	857	32,017
Southern Union Company	3,018	81,546
Southwest Gas Corp.	1,189	35,349
Teco Energy, Inc.	5,366	115,315
The Laclede Group, Inc.	663	26,765
The Southern Company	19,671	686,911
UGI Corp.	2,608	74,876
UIL Holding Corp.	756	22,234
Unisource Energy Corp.	1,058	32,809
Unitil Corp.	699	18,950
Vectren Corp.	1,928	60,173
Westar Energy, Inc.	2,629	56,550
WGL Holdings, Inc.	1,252	43,494
Wisconsin Energy Corp.	2,965	134,077
Xcel Energy, Inc.	10,754	215,833
York Water Company	1,136	16,551
		14,385,557
TOTAL COMMON STOCKS (Cost $366,998,772)		$404,805,867

PREFERRED STOCKS - 0.00%

Consumer, Non-cyclical - 0.00%
Inverness Medical Innovations, Inc., Series B, 3.00% *	51	12,087
TOTAL PREFERRED STOCKS (Cost $12,702)		$12,087

RIGHTS - 0.00%

Consumer, Non-cyclical - 0.00%
OSI Pharmaceuticals, Inc. (Expiration date 06/12/2008, Strike Price: USD 45.00)	19	0
TOTAL RIGHTS (Cost $0)		$0

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
SHORT TERM INVESTMENTS - 6.74%
John Hancock Cash Investment Trust, 2.5657% (f)	$17,585,083	$17,585,083
Lloyds Bank PLC 2.49% due 07/01/2008	10,389,000	10,389,000
TOTAL SHORT TERM INVESTMENTS (Cost $27,974,083)		$27,974,083
Total Investments (Total Stock Market Index Trust) (Cost $394,985,557) - 104.23%		$432,792,037
Liabilities in Excess of Other Assets - (4.23)%		(17,550,833)
TOTAL NET ASSETS - 100.00%		$415,241,204

Footnotes

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EGP	- Egyptian Pound
EUR	- European Currency
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand

The accompanying notes are an integral part of the financial statements.

104

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS – June 30, 2008 (Unaudited) – continued
(showing percentage of total net assets)

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor’s Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

ˆ	Non-Income Producing, issuer is in bankruptcy and is in default of interest payments
*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	Floating Rate Note. Represents the rate at period end.
(c)	The investment is an affiliate of the Fund, the adviser and/or subadviser.
(d)	Principal amount of security is adjusted for inflation.
(e)	Security Fair Valued on June 30, 2008
(f)	John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.
(g)	The underlying fund’s subadviser.
(h)	Variable Rate Preferred
(i)	144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
**	Purchased on a forward commitment
****	At June 30, 2008, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

The accompanying notes are an integral part of the financial statements.

105

(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK TRUST

/S/ Keith F. Hartstein

Keith F. Hartstein

President and

Chief Executive Officer

Date: August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Keith F. Hartstein

Keith F. Hartstein

President and

Chief Executive Officer

Date: August 20, 2008

/S/ Charles A. Rizzo

Charles A. Rizzo

Chief Financial Officer

Date: August 20, 2008